================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                  FORM N-CSR

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-6067

                               -----------------

                       DIMENSIONAL INVESTMENT GROUP INC.
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, PRESIDENT AND GENERAL COUNSEL
                      DIMENSIONAL INVESTMENT GROUP INC.,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 512-306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31

                  DATE OF REPORTING PERIOD: OCTOBER 31, 2019

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                             [Logo] Dimensional

Annual Report

YEAR ENDED: OCTOBER 31, 2019

--------------------------------------------------------------------------------

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY

--------------------------------------------------------------------------------

DFA INVESTMENT DIMENSIONS GROUP INC.

--------------------------------------------------------------------------------

ENHANCED U.S. LARGE COMPANY PORTFOLIO

U.S. LARGE CAP EQUITY PORTFOLIO

U.S. LARGE CAP VALUE PORTFOLIO

U.S. TARGETED VALUE PORTFOLIO

U.S. SMALL CAP VALUE PORTFOLIO

U.S. CORE EQUITY 1 PORTFOLIO

U.S. CORE EQUITY 2 PORTFOLIO

U.S. VECTOR EQUITY PORTFOLIO

U.S. SMALL CAP PORTFOLIO

U.S. MICRO CAP PORTFOLIO

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

DFA REAL ESTATE SECURITIES PORTFOLIO

DFA COMMODITY STRATEGY PORTFOLIO

DIMENSIONAL INVESTMENT GROUP INC.

--------------------------------------------------------------------------------

U.S. LARGE COMPANY PORTFOLIO

THE DFA INVESTMENT TRUST COMPANY

--------------------------------------------------------------------------------

THE U.S. LARGE CAP VALUE SERIES

   SEE THE INSIDE FRONT COVER FOR IMPORTANT INFORMATION ABOUT ACCESS TO YOUR
              FUND'S ANNUAL AND SEMI-ANNUAL SHAREHOLDER REPORTS.

IMPORTANT INFORMATION ABOUT ACCESS TO SHAREHOLDER REPORTS

   Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Portfolio's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a Portfolio's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

   If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Portfolio anytime by contacting the Portfolio's transfer agent at (888) 576-1167 or by contacting your financial intermediary.

   You may elect to receive all future shareholder reports in paper free of charge. You can inform a Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

 LOGO

December 2019

Dear Fellow Shareholder,

Since our founding in 1981, sound investment solutions based on financial science have been at the heart of Dimensional. We recognize that the assets you entrust to our firm play an important role in your future.

With a 38-year track record, our investment strategies are guided by rigorous academic research, deep convictions about the power of capital markets, and the importance of information in security prices.

We aim to add value through implementation by using a systematic approach to invest in securities with higher expected returns and implementing a robust portfolio management process that seeks to increase returns and manage risk. We apply flexible trading algorithms to minimize potential price impact.

We take pride in the many longstanding clients we have had the honor of working with over the last four decades, and we continue to seek opportunities to raise the bar both within our company and the industry.

On behalf of more than 1,400 employees at Dimensional aiming to serve you, we thank you.

Sincerely,

/S/ DAVID P. BUTLER                    /S/ GERARD K. O'REILLY

DAVID P. BUTLER                        GERARD K. O'REILLY
Co-Chief Executive Officer             Co-Chief Executive Officer and
                                       Chief Investment Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
   LETTER TO SHAREHOLDERS
   DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES...........................   1
   DFA INVESTMENT DIMENSIONS GROUP INC.
      Performance Charts................................................   3
      Management's Discussion and Analysis..............................  10
      Disclosure of Fund Expenses.......................................  14
      Disclosure of Portfolio Holdings..................................  17
      Schedules of Investments/Summary Schedules of Portfolio Holdings
          Enhanced U.S. Large Company Portfolio.........................  19
          U.S. Large Cap Equity Portfolio...............................  25
          U.S. Large Cap Value Portfolio................................  28
          U.S. Targeted Value Portfolio.................................  29
          U.S. Small Cap Value Portfolio................................  32
          U.S. Core Equity 1 Portfolio..................................  35
          U.S. Core Equity 2 Portfolio..................................  38
          U.S. Vector Equity Portfolio..................................  41
          U.S. Small Cap Portfolio......................................  44
          U.S. Micro Cap Portfolio......................................  47
          U.S. High Relative Profitability Portfolio....................  50
          DFA Real Estate Securities Portfolio..........................  53
      Statements of Assets and Liabilities..............................  55
      Statements of Operations..........................................  58
      Statements of Changes in Net Assets...............................  61
      Financial Highlights..............................................  65
      Notes to Financial Statements.....................................  74
      Report of Independent Registered Public Accounting Firm...........  95
      Section 19(a) Notice..............................................  96
   DFA INVESTMENT DIMENSIONS GROUP INC.
      Performance Charts................................................  97
      Management's Discussion and Analysis..............................  98
      Consolidated Disclosure of Fund Expenses..........................  99
      Consolidated Disclosure of Portfolio Holdings..................... 101
      Consolidated Schedule of Investments
          DFA Commodity Strategy Portfolio.............................. 102
      Consolidated Statement of Assets and Liabilities.................. 113
      Consolidated Statement of Operations.............................. 114
      Consolidated Statements of Changes in Net Assets.................. 115
      Consolidated Financial Highlights................................. 116
      Consolidated Notes to Financial Statements........................ 117
      Report of Independent Registered Public Accounting Firm........... 132
   DIMENSIONAL INVESTMENT GROUP INC.
      Performance Charts................................................ 133
      Management's Discussion and Analysis.............................. 134
      Disclosure of Fund Expenses....................................... 135
      Disclosure of Portfolio Holdings.................................. 136
      Summary Schedule of Portfolio Holdings
          U.S. Large Company Portfolio.................................. 137
      Statement of Assets and Liabilities............................... 140
      Statement of Operations........................................... 141
      Statements of Changes in Net Assets............................... 142
      Financial Highlights.............................................. 143
      Notes to Financial Statements..................................... 144
      Report of Independent Registered Public Accounting Firm........... 153

TABLE OF CONTENTS

CONTINUED

                                                                                                     PAGE
                                                                                                     ----
THE DFA INVESTMENT TRUST COMPANY
   Performance Charts............................................................................... 154
   Management's Discussion and Analysis............................................................. 155
   Disclosure of Fund Expenses...................................................................... 156
   Disclosure of Portfolio Holdings................................................................. 157
   Summary Schedule of Portfolio Holdings
       The U.S. Large Cap Value Series.............................................................. 158
   Statement of Assets and Liabilities.............................................................. 161
   Statement of Operations.......................................................................... 162
   Statements of Changes in Net Assets.............................................................. 163
   Financial Highlights............................................................................. 164
   Notes to Financial Statements.................................................................... 165
   Report of Independent Registered Public Accounting Firm.......................................... 173
FUND MANAGEMENT..................................................................................... 174
   Board of Directors or Trustees Table............................................................. 175
VOTING PROXIES ON FUND PORTFOLIO SECURITIES......................................................... 182
NOTICE TO SHAREHOLDERS.............................................................................. 183

This report is submitted for the information of the Portfolio's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations

  P.L.C.                 Public Limited Company
  SA                     Special Assessment
  CAD                    Canadian Dollars
  DKK                    Danish Krone
  EUR                    Euro
  GBP                    British Pounds
  NOK                    Norwegian Krone
  SEK                    Swedish Krona
  USD                    United States Dollar

Investment Footnotes

   ^                                     Denominated in USD, unless otherwise
                                         noted.
   +                                     See Note B to Financial Statements.
   (Omega)                               Rule 144A, Section 4(2), or other
                                         security that is restricted as to
                                         resale to institutional investors.
                                         This security has been deemed liquid
                                         based upon the Fund's Liquidity
                                         Guidelines. The liquidity
                                         determination is unaudited.
   (r)                                   The adjustable rate shown is
                                         effective as of October 31, 2019.
   #                                     Total or Partial Securities on Loan.
   (double left angle quote)             Total or Partial Security pledged as
                                         collateral for Futures Contracts.
   @                                     Security purchased with cash proceeds
                                         from Securities on Loan.
   (S)                                   Affiliated Fund.
   ++                                    Calculated as a percentage of total
                                         net assets. Percentages shown
                                         parenthetically next to the category
                                         headings have been calculated as a
                                         percentage of total investments.
                                         "Other Securities" are those
                                         securities that are not among the top
                                         50 holdings in unaffiliated issuers
                                         of the Fund or do not represent more
                                         than 1.0% of the net assets of the
                                         Fund. Some of the individual
                                         securities within this category may
                                         include Total or Partial Securities
                                         on Loan and/or Non-Income Producing
                                         Securities.
   *                                     Non-Income Producing Securities.
   ~                                     Total or Partial Security pledged as
                                         collateral for Swap Agreements.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

FINANCIAL HIGHLIGHTS
--------------------

  ** The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the current year effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain
                         (Loss) per share and the ratio of Net
                         Investment Income to Average Net
                         Assets would have been $0.92, $7.69
                         and 2.43%, respectively had the
                         current year effect of this
                         estimation not been considered.
  (A)                    Computed using average shares
                         outstanding.
  (B) Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund.
  (C)                    Non-Annualized
  (D)                    Annualized
  (E) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
  --                     Amounts designated as -- are either
                         zero or rounded to zero.
  SEC                    Securities and Exchange Commission
  (a)                    Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
ENHANCED U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500(R) INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                                        [CHART]


                       Enhanced U.S. Large Company
                               Portfolio                    S&P 500/R/ Index
                    ---------------------------------      ------------------
    10/31/2009                  $10,000                          $10,000
    11/30/2009                   10,633                           10,600
    12/31/2009                   10,816                           10,805
     1/31/2010                   10,444                           10,416
     2/28/2010                   10,785                           10,739
     3/31/2010                   11,420                           11,387
     4/30/2010                   11,606                           11,566
     5/31/2010                   10,692                           10,643
     6/30/2010                   10,142                           10,086
     7/31/2010                   10,858                           10,792
     8/31/2010                   10,375                           10,305
     9/30/2010                   11,303                           11,225
    10/31/2010                   11,740                           11,652
    11/30/2010                   11,724                           11,653
    12/31/2010                   12,509                           12,432
     1/31/2011                   12,821                           12,727
     2/28/2011                   13,243                           13,163
     3/31/2011                   13,243                           13,168
     4/30/2011                   13,665                           13,558
     5/31/2011                   13,540                           13,405
     6/30/2011                   13,306                           13,181
     7/31/2011                   13,056                           12,913
     8/31/2011                   12,337                           12,212
     9/30/2011                   11,463                           11,353
    10/31/2011                   12,728                           12,594
    11/30/2011                   12,650                           12,566
    12/31/2011                   12,791                           12,695
     1/31/2012                   13,391                           13,264
     2/29/2012                   13,975                           13,837
     3/31/2012                   14,449                           14,293
     4/30/2012                   14,370                           14,203
     5/31/2012                   13,501                           13,349
     6/30/2012                   14,068                           13,899
     7/31/2012                   14,305                           14,092
     8/31/2012                   14,638                           14,410
     9/30/2012                   15,014                           14,782
    10/31/2012                   14,744                           14,509
    11/30/2012                   14,839                           14,593
    12/31/2012                   14,960                           14,726
     1/31/2013                   15,727                           15,489
     2/28/2013                   15,950                           15,699
     3/31/2013                   16,541                           16,288
     4/30/2013                   16,860                           16,602
     5/31/2013                   17,244                           16,990
     6/30/2013                   16,979                           16,762
     7/31/2013                   17,875                           17,615
     8/31/2013                   17,347                           17,105
     9/30/2013                   17,891                           17,641
    10/31/2013                   18,724                           18,452
    11/30/2013                   19,300                           19,015
    12/31/2013                   19,764                           19,496
     1/31/2014                   19,108                           18,822
     2/28/2014                   19,973                           19,683
     3/31/2014                   20,127                           19,848
     4/30/2014                   20,287                           19,995
     5/31/2014                   20,785                           20,464
     6/30/2014                   21,184                           20,887
     7/31/2014                   20,879                           20,599
     8/31/2014                   21,731                           21,423
     9/30/2014                   21,409                           21,123
    10/31/2014                   21,940                           21,639
    11/30/2014                   22,567                           22,221
    12/31/2014                   22,441                           22,165
     1/31/2015                   21,834                           21,499
     2/28/2015                   23,048                           22,735
     3/31/2015                   22,717                           22,375
     4/30/2015                   22,920                           22,590
     5/31/2015                   23,232                           22,880
     6/30/2015                   22,742                           22,438
     7/31/2015                   23,239                           22,908
     8/31/2015                   21,784                           21,525
     9/30/2015                   21,268                           20,993
    10/31/2015                   23,091                           22,764
    11/30/2015                   23,128                           22,831
    12/31/2015                   22,683                           22,471
     1/31/2016                   21,600                           21,356
     2/29/2016                   21,600                           21,327
     3/31/2016                   23,138                           22,774
     4/30/2016                   23,256                           22,862
     5/31/2016                   23,650                           23,273
     6/30/2016                   23,757                           23,333
     7/31/2016                   24,646                           24,194
     8/31/2016                   24,646                           24,228
     9/30/2016                   24,644                           24,232
    10/31/2016                   24,189                           23,790
    11/30/2016                   25,040                           24,671
    12/31/2016                   25,541                           25,159
     1/31/2017                   26,031                           25,636
     2/28/2017                   27,051                           26,654
     3/31/2017                   27,106                           26,685
     4/30/2017                   27,413                           26,959
     5/31/2017                   27,822                           27,338
     6/30/2017                   27,964                           27,509
     7/31/2017                   28,600                           28,075
     8/31/2017                   28,683                           28,161
     9/30/2017                   29,202                           28,742
    10/31/2017                   29,880                           29,412
    11/30/2017                   30,723                           30,314
    12/31/2017                   31,017                           30,651
     1/31/2018                   32,695                           32,406
     2/28/2018                   31,401                           31,212
     3/31/2018                   30,552                           30,419
     4/30/2018                   30,600                           30,535
     5/31/2018                   31,392                           31,271
     6/30/2018                   31,537                           31,463
     7/31/2018                   32,694                           32,634
     8/31/2018                   33,804                           33,698
     9/30/2018                   33,956                           33,889
    10/31/2018                   31,558                           31,573
    11/30/2018                   32,188                           32,216
    12/31/2018                   29,327                           29,308
     1/31/2019                   31,829                           31,656
     2/28/2019                   32,835                           32,673         Past performance is not
     3/31/2019                   33,591                           33,307         predictive of future
     4/30/2019                   34,985                           34,656         performance.
     5/31/2019                   32,764                           32,454
     6/30/2019                   35,111                           34,741         The returns shown do not
     7/31/2019                   35,657                           35,240         reflect the deduction of
     8/31/2019                   35,085                           34,682         taxes that a shareholder
     9/30/2019                   35,747                           35,331         would pay on fund
    10/31/2019                   36,502                           36,096         distributions or the
                                                                                 redemption of fund shares.

              AVERAGE ANNUAL         ONE         FIVE          TEN               Copyright 2019 S&P Dow
              TOTAL RETURN           YEAR        YEARS        YEARS              Jones Indices LLC, a
              ------------------------------------------------------------       division of S&P Global. All
                                    15.67%       10.72%       13.82%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

U.S. LARGE CAP EQUITY PORTFOLIO VS.
RUSSELL 1000(R) INDEX
JUNE 25, 2013-OCTOBER 31, 2019

                                   [CHART]


                          U.S. Large Cap
                         Equity Portfolio        Russell 1000/R/ Index
                        ------------------       ---------------------
     6/25/2013                $10,000                  $10,000
     6/30/2013                 10,020                   10,130
     7/31/2013                 10,550                   10,672
     8/31/2013                 10,270                   10,378
     9/30/2013                 10,630                   10,740
    10/31/2013                 11,101                   11,213
    11/30/2013                 11,452                   11,527
    12/31/2013                 11,757                   11,838
     1/31/2014                 11,333                   11,460
     2/28/2014                 11,878                   12,004
     3/31/2014                 11,985                   12,080
     4/30/2014                 12,046                   12,137
     5/31/2014                 12,319                   12,416
     6/30/2014                 12,623                   12,699
     7/31/2014                 12,410                   12,493
     8/31/2014                 12,928                   13,010
     9/30/2014                 12,654                   12,781
    10/31/2014                 12,899                   13,094
    11/30/2014                 13,205                   13,437
    12/31/2014                 13,175                   13,405
     1/31/2015                 12,775                   13,037
     2/28/2015                 13,555                   13,790
     3/31/2015                 13,391                   13,619
     4/30/2015                 13,463                   13,715
     5/31/2015                 13,659                   13,895
     6/30/2015                 13,399                   13,634
     7/31/2015                 13,564                   13,897
     8/31/2015                 12,768                   13,061
     9/30/2015                 12,374                   12,703
    10/31/2015                 13,350                   13,731
    11/30/2015                 13,391                   13,776
    12/31/2015                 13,081                   13,528
     1/31/2016                 12,350                   12,800
     2/29/2016                 12,412                   12,796
     3/31/2016                 13,260                   13,687
     4/30/2016                 13,302                   13,762
     5/31/2016                 13,522                   14,003
     6/30/2016                 13,491                   14,034
     7/31/2016                 14,029                   14,569
     8/31/2016                 14,071                   14,588
     9/30/2016                 14,104                   14,600
    10/31/2016                 13,818                   14,315
    11/30/2016                 14,495                   14,879
    12/31/2016                 14,746                   15,159
     1/31/2017                 15,065                   15,464
     2/28/2017                 15,608                   16,062
     3/31/2017                 15,614                   16,073
     4/30/2017                 15,763                   16,242
     5/31/2017                 15,913                   16,450
     6/30/2017                 16,044                   16,565
     7/31/2017                 16,355                   16,893
     8/31/2017                 16,377                   16,946
     9/30/2017                 16,779                   17,306
    10/31/2017                 17,156                   17,703
    11/30/2017                 17,748                   18,243
    12/31/2017                 18,002                   18,447
     1/31/2018                 19,019                   19,459
     2/28/2018                 18,316                   18,745
     3/31/2018                 17,896                   18,319
     4/30/2018                 17,918                   18,382
     5/31/2018                 18,341                   18,851
     6/30/2018                 18,426                   18,973
     7/31/2018                 19,080                   19,627
     8/31/2018                 19,701                   20,304
     9/30/2018                 19,770                   20,381
    10/31/2018                 18,326                   18,939
    11/30/2018                 18,665                   19,324
    12/31/2018                 16,881                   17,564
     1/31/2019                 18,323                   19,036
     2/28/2019                 18,983                   19,681            Past performance is not
     3/31/2019                 19,242                   20,023            predictive of future
     4/30/2019                 20,070                   20,832            performance.
     5/31/2019                 18,690                   19,504
     6/30/2019                 20,067                   20,874            The returns shown do not
     7/31/2019                 20,378                   21,198            reflect the deduction of
     8/31/2019                 19,890                   20,809            taxes that a shareholder
     9/30/2019                 20,309                   21,170            would pay on fund
    10/31/2019                 20,733                   21,619            distributions or the
                                                                          redemption of fund shares.

             AVERAGE ANNUAL       ONE       FIVE        SINCE             Russell data copyright (C)
             TOTAL RETURN         YEAR      YEARS     INCEPTION           Russell Investment Group
             -------------------------------------------------------      1995-2019, all rights
                                 13.13%     9.96%      12.17%             reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE PORTFOLIO VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                                          [CHART]


                      U.S. Large Cap Value Portfolio    Russell 1000/R/ Value Index
                     --------------------------------   ---------------------------
      10/31/2009                  $10,000                        $10,000
      11/30/2009                   10,563                         10,564
      12/31/2009                   10,848                         10,751
       1/31/2010                   10,593                         10,448
       2/28/2010                   11,051                         10,778
       3/31/2010                   11,913                         11,480
       4/30/2010                   12,289                         11,777
       5/31/2010                   11,237                         10,809
       6/30/2010                   10,388                         10,200
       7/31/2010                   11,200                         10,891
       8/31/2010                   10,516                         10,425
       9/30/2010                   11,546                         11,234
      10/31/2010                   11,971                         11,571
      11/30/2010                   11,881                         11,509
      12/31/2010                   13,036                         12,418
       1/31/2011                   13,457                         12,698
       2/28/2011                   14,183                         13,167
       3/31/2011                   14,247                         13,219
       4/30/2011                   14,605                         13,571
       5/31/2011                   14,397                         13,428
       6/30/2011                   14,135                         13,152
       7/31/2011                   13,489                         12,716
       8/31/2011                   12,349                         11,923
       9/30/2011                   11,101                         11,022
      10/31/2011                   12,633                         12,283
      11/30/2011                   12,529                         12,220
      12/31/2011                   12,627                         12,466
       1/31/2012                   13,254                         12,938
       2/29/2012                   14,019                         13,453
       3/31/2012                   14,276                         13,852
       4/30/2012                   13,978                         13,711
       5/31/2012                   12,985                         12,907
       6/30/2012                   13,682                         13,548
       7/31/2012                   13,815                         13,688
       8/31/2012                   14,361                         13,985
       9/30/2012                   14,885                         14,429
      10/31/2012                   14,925                         14,358
      11/30/2012                   14,958                         14,352
      12/31/2012                   15,411                         14,649
       1/31/2013                   16,482                         15,601
       2/28/2013                   16,690                         15,825
       3/31/2013                   17,492                         16,452
       4/30/2013                   17,668                         16,700
       5/31/2013                   18,397                         17,129
       6/30/2013                   18,185                         16,978
       7/31/2013                   19,276                         17,895
       8/31/2013                   18,700                         17,216
       9/30/2013                   19,252                         17,647
      10/31/2013                   20,226                         18,420
      11/30/2013                   21,069                         18,934
      12/31/2013                   21,626                         19,413
       1/31/2014                   20,771                         18,724
       2/28/2014                   21,469                         19,534
       3/31/2014                   21,972                         20,000
       4/30/2014                   22,116                         20,190
       5/31/2014                   22,596                         20,486
       6/30/2014                   23,212                         21,021
       7/31/2014                   23,040                         20,663
       8/31/2014                   23,770                         21,422
       9/30/2014                   23,178                         20,980
      10/31/2014                   23,358                         21,452
      11/30/2014                   23,628                         21,891
      12/31/2014                   23,803                         22,025
       1/31/2015                   22,619                         21,145
       2/28/2015                   24,216                         22,168
       3/31/2015                   23,751                         21,866
       4/30/2015                   24,237                         22,070
       5/31/2015                   24,497                         22,336
       6/30/2015                   24,100                         21,890
       7/31/2015                   24,037                         21,986
       8/31/2015                   22,574                         20,676
       9/30/2015                   21,845                         20,052
      10/31/2015                   23,628                         21,565
      11/30/2015                   23,713                         21,648
      12/31/2015                   22,971                         21,182
       1/31/2016                   21,406                         20,088
       2/29/2016                   21,443                         20,082
       3/31/2016                   23,000                         21,529
       4/30/2016                   23,622                         21,981
       5/31/2016                   23,937                         22,323
       6/30/2016                   23,912                         22,516
       7/31/2016                   24,734                         23,170
       8/31/2016                   25,020                         23,348
       9/30/2016                   25,141                         23,300
      10/31/2016                   24,709                         22,939
      11/30/2016                   26,647                         24,249
      12/31/2016                   27,311                         24,855
       1/31/2017                   27,708                         25,032
       2/28/2017                   28,541                         25,932
       3/31/2017                   28,275                         25,668
       4/30/2017                   28,462                         25,619
       5/31/2017                   28,431                         25,594
       6/30/2017                   28,900                         26,013
       7/31/2017                   29,387                         26,358
       8/31/2017                   29,112                         26,051
       9/30/2017                   30,233                         26,823
      10/31/2017                   30,667                         27,018
      11/30/2017                   31,757                         27,845
      12/31/2017                   32,491                         28,251
       1/31/2018                   34,160                         29,344
       2/28/2018                   32,466                         27,943
       3/31/2018                   31,727                         27,451
       4/30/2018                   31,777                         27,542
       5/31/2018                   32,069                         27,705
       6/30/2018                   31,844                         27,774
       7/31/2018                   33,161                         28,873
       8/31/2018                   33,638                         29,300
       9/30/2018                   33,662                         29,358
      10/31/2018                   31,522                         27,838
      11/30/2018                   32,255                         28,669
      12/31/2018                   28,706                         25,916
       1/31/2019                   31,189                         27,933
       2/28/2019                   31,966                         28,825               Past performance is not
       3/31/2019                   31,804                         29,009               predictive of future
       4/30/2019                   32,899                         30,038               performance.
       5/31/2019                   30,350                         28,106
       6/30/2019                   32,788                         30,124               The returns shown do not
       7/31/2019                   33,131                         30,374               reflect the deduction of
       8/31/2019                   31,768                         29,481               taxes that a shareholder
       9/30/2019                   33,020                         30,532               would pay on fund
      10/31/2019                   33,719                         30,959               distributions or the
                                                                                       redemption of fund shares.

                 AVERAGE ANNUAL         ONE          FIVE          TEN                 Russell data copyright (C)
                 TOTAL RETURN           YEAR         YEARS        YEARS                Russell Investment Group
                 --------------------------------------------------------------        1995-2019, all rights
                                        6.97%        7.62%        12.92%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                                          [CHART]


                            U.S. Targeted Value
                      Portfolio - Institutional Class     Russell 2000/R/ Value Index
                     ---------------------------------    ---------------------------
      10/31/2009                 $10,000                           $10,000
      11/30/2009                  10,333                            10,318
      12/31/2009                  11,154                            11,100
       1/31/2010                  10,897                            10,774
       2/28/2010                  11,505                            11,274
       3/31/2010                  12,463                            12,212
       4/30/2010                  13,364                            13,066
       5/31/2010                  12,163                            11,962
       6/30/2010                  11,007                            10,918
       7/31/2010                  11,866                            11,697
       8/31/2010                  10,904                            10,818
       9/30/2010                  12,245                            11,979
      10/31/2010                  12,701                            12,443
      11/30/2010                  13,209                            12,759
      12/31/2010                  14,390                            13,820
       1/31/2011                  14,485                            13,827
       2/28/2011                  15,307                            14,529
       3/31/2011                  15,601                            14,731
       4/30/2011                  15,844                            14,970
       5/31/2011                  15,454                            14,702
       6/30/2011                  15,122                            14,341
       7/31/2011                  14,594                            13,867
       8/31/2011                  13,129                            12,642
       9/30/2011                  11,499                            11,261
      10/31/2011                  13,306                            12,884
      11/30/2011                  13,349                            12,858
      12/31/2011                  13,485                            13,059
       1/31/2012                  14,302                            13,928
       2/29/2012                  14,821                            14,135
       3/31/2012                  15,100                            14,573
       4/30/2012                  14,853                            14,362
       5/31/2012                  13,745                            13,485
       6/30/2012                  14,304                            14,135
       7/31/2012                  14,234                            13,990
       8/31/2012                  14,887                            14,422
       9/30/2012                  15,361                            14,936
      10/31/2012                  15,272                            14,748
      11/30/2012                  15,529                            14,794
      12/31/2012                  16,072                            15,417
       1/31/2013                  17,168                            16,336
       2/28/2013                  17,461                            16,522
       3/31/2013                  18,311                            17,210
       4/30/2013                  18,132                            17,193
       5/31/2013                  19,029                            17,707
       6/30/2013                  18,894                            17,635
       7/31/2013                  20,219                            18,768
       8/31/2013                  19,471                            17,938
       9/30/2013                  20,560                            18,974
      10/31/2013                  21,442                            19,591
      11/30/2013                  22,400                            20,355
      12/31/2013                  22,987                            20,739
       1/31/2014                  21,897                            19,937
       2/28/2014                  23,027                            20,849
       3/31/2014                  23,486                            21,107
       4/30/2014                  23,062                            20,564
       5/31/2014                  23,284                            20,695
       6/30/2014                  24,268                            21,610
       7/31/2014                  23,063                            20,303
       8/31/2014                  24,238                            21,186
       9/30/2014                  22,787                            19,757
      10/31/2014                  23,497                            21,137
      11/30/2014                  23,376                            21,039
      12/31/2014                  23,663                            21,614
       1/31/2015                  22,637                            20,714
       2/28/2015                  24,261                            21,676
       3/31/2015                  24,589                            22,042
       4/30/2015                  24,343                            21,571
       5/31/2015                  24,696                            21,750
       6/30/2015                  24,601                            21,778
       7/31/2015                  23,968                            21,177
       8/31/2015                  22,991                            20,137
       9/30/2015                  21,870                            19,440
      10/31/2015                  23,216                            20,529
      11/30/2015                  23,766                            21,112
      12/31/2015                  22,309                            19,999
       1/31/2016                  20,796                            18,656
       2/29/2016                  21,089                            18,783
       3/31/2016                  22,879                            20,340
       4/30/2016                  23,355                            20,771
       5/31/2016                  23,513                            21,151
       6/30/2016                  23,199                            21,216
       7/31/2016                  24,347                            22,360
       8/31/2016                  24,710                            22,916
       9/30/2016                  24,942                            23,097
      10/31/2016                  24,213                            22,338
      11/30/2016                  27,527                            25,302
      12/31/2016                  28,302                            26,347
       1/31/2017                  28,350                            26,159
       2/28/2017                  28,632                            26,538
       3/31/2017                  28,374                            26,313
       4/30/2017                  28,221                            26,417
       5/31/2017                  27,275                            25,594
       6/30/2017                  28,198                            26,489
       7/31/2017                  28,459                            26,657
       8/31/2017                  27,665                            26,002
       9/30/2017                  29,680                            27,843
      10/31/2017                  29,894                            27,879
      11/30/2017                  30,833                            28,686
      12/31/2017                  31,016                            28,412
       1/31/2018                  31,652                            28,762
       2/28/2018                  30,157                            27,324
       3/31/2018                  30,339                            27,662
       4/30/2018                  30,626                            28,142
       5/31/2018                  32,173                            29,779
       6/30/2018                  32,168                            29,959
       7/31/2018                  32,806                            30,488
       8/31/2018                  33,607                            31,214
       9/30/2018                  32,653                            30,440
      10/31/2018                  29,440                            27,714
      11/30/2018                  29,905                            28,161
      12/31/2018                  26,122                            24,757
       1/31/2019                  29,231                            27,465
       2/28/2019                  30,337                            28,533               Past performance is not
       3/31/2019                  29,293                            27,710               predictive of future
       4/30/2019                  30,694                            28,758               performance.
       5/31/2019                  27,390                            26,409
       6/30/2019                  29,571                            28,091               The returns shown do not
       7/31/2019                  29,783                            28,136               reflect the deduction of
       8/31/2019                  27,569                            26,566               taxes that a shareholder
       9/30/2019                  29,220                            27,930               would pay on fund
      10/31/2019                  29,700                            28,607               distributions or the
                                                                                         redemption of fund shares.

                 AVERAGE ANNUAL         ONE          FIVE          TEN                   Russell data copyright (C)
                 TOTAL RETURN           YEAR         YEARS        YEARS                  Russell Investment Group
                 ---------------------------------------------------------------         1995-2019, all rights
                                        0.88%        4.80%        11.50%                 reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

U.S. TARGETED VALUE PORTFOLIO -- CLASS R1 VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

--------------------------------------------------------------------------------

                                          [CHART]


                          U.S. Targeted
                    Value Portfolio - Class R1      Russell 2000/R/ Value Index
                    --------------------------      ---------------------------
      10/31/2009             $10,000                          $10,000
      11/30/2009              10,338                           10,318
      12/31/2009              11,149                           11,100
       1/31/2010              10,897                           10,774
       2/28/2010              11,514                           11,274
       3/31/2010              12,464                           12,212
       4/30/2010              13,370                           13,066
       5/31/2010              12,162                           11,962
       6/30/2010              11,004                           10,918
       7/31/2010              11,862                           11,697
       8/31/2010              10,904                           10,818
       9/30/2010              12,238                           11,979
      10/31/2010              12,693                           12,443
      11/30/2010              13,208                           12,759
      12/31/2010              14,384                           13,820
       1/31/2011              14,480                           13,827
       2/28/2011              15,293                           14,529
       3/31/2011              15,587                           14,731
       4/30/2011              15,838                           14,970
       5/31/2011              15,448                           14,702
       6/30/2011              15,106                           14,341
       7/31/2011              14,578                           13,867
       8/31/2011              13,115                           12,642
       9/30/2011              11,484                           11,261
      10/31/2011              13,288                           12,884
      11/30/2011              13,332                           12,858
      12/31/2011              13,463                           13,059
       1/31/2012              14,279                           13,928
       2/29/2012              14,797                           14,135
       3/31/2012              15,072                           14,573
       4/30/2012              14,826                           14,362
       5/31/2012              13,720                           13,485
       6/30/2012              14,275                           14,135
       7/31/2012              14,204                           13,990
       8/31/2012              14,856                           14,422
       9/30/2012              15,325                           14,936
      10/31/2012              15,237                           14,748
      11/30/2012              15,493                           14,794
      12/31/2012              16,029                           15,417
       1/31/2013              17,131                           16,336
       2/28/2013              17,414                           16,522
       3/31/2013              18,262                           17,210
       4/30/2013              18,083                           17,193
       5/31/2013              18,969                           17,707
       6/30/2013              18,838                           17,635
       7/31/2013              20,160                           18,768
       8/31/2013              19,424                           17,938
       9/30/2013              20,502                           18,974
      10/31/2013              21,391                           19,591
      11/30/2013              22,336                           20,355
      12/31/2013              22,913                           20,739
       1/31/2014              21,827                           19,937
       2/28/2014              22,963                           20,849
       3/31/2014              23,416                           21,107
       4/30/2014              22,983                           20,564
       5/31/2014              23,205                           20,695
       6/30/2014              24,190                           21,610
       7/31/2014              22,980                           20,303
       8/31/2014              24,149                           21,186
       9/30/2014              22,700                           19,757
      10/31/2014              23,417                           21,137
      11/30/2014              23,285                           21,039
      12/31/2014              23,576                           21,614
       1/31/2015              22,545                           20,714
       2/28/2015              24,160                           21,676
       3/31/2015              24,492                           22,042
       4/30/2015              24,237                           21,571
       5/31/2015              24,588                           21,750
       6/30/2015              24,499                           21,778
       7/31/2015              23,858                           21,177
       8/31/2015              22,887                           20,137
       9/30/2015              21,766                           19,440
      10/31/2015              23,105                           20,529
      11/30/2015              23,651                           21,112
      12/31/2015              22,200                           19,999
       1/31/2016              20,695                           18,656
       2/29/2016              20,976                           18,783
       3/31/2016              22,762                           20,340
       4/30/2016              23,235                           20,771
       5/31/2016              23,382                           21,151
       6/30/2016              23,075                           21,216
       7/31/2016              24,217                           22,360
       8/31/2016              24,578                           22,916
       9/30/2016              24,803                           23,097
      10/31/2016              24,078                           22,338
      11/30/2016              27,374                           25,302
      12/31/2016              28,130                           26,347
       1/31/2017              28,176                           26,159
       2/28/2017              28,469                           26,538
       3/31/2017              28,207                           26,313
       4/30/2017              28,043                           26,417
       5/31/2017              27,103                           25,594
       6/30/2017              28,025                           26,489
       7/31/2017              28,272                           26,657
       8/31/2017              27,484                           26,002
       9/30/2017              29,491                           27,843
      10/31/2017              29,692                           27,879
      11/30/2017              30,625                           28,686
      12/31/2017              30,803                           28,412
       1/31/2018              31,435                           28,762
       2/28/2018              29,949                           27,324
       3/31/2018              30,122                           27,662
       4/30/2018              30,407                           28,142
       5/31/2018              31,944                           29,779
       6/30/2018              31,931                           29,959
       7/31/2018              32,565                           30,488
       8/31/2018              33,360                           31,214
       9/30/2018              32,404                           30,440
      10/31/2018              29,215                           27,714
      11/30/2018              29,676                           28,161
      12/31/2018              25,913                           24,757
       1/31/2019              28,999                           27,465
       2/28/2019              30,097                           28,533              Past performance is not
       3/31/2019              29,066                           27,710              predictive of future
       4/30/2019              30,443                           28,758              performance.
       5/31/2019              27,165                           26,409
       6/30/2019              29,335                           28,091              The returns shown do not
       7/31/2019              29,532                           28,136              reflect the deduction of
       8/31/2019              27,336                           26,566              taxes that a shareholder
       9/30/2019              28,967                           27,930              would pay on fund
      10/31/2019              29,442                           28,607              distributions or the
                                                                                   redemption of fund shares.

                AVERAGE ANNUAL        ONE         FIVE         TEN                 Russell data copyright (C)
                TOTAL RETURN          YEAR        YEARS       YEARS                Russell Investment Group
                -----------------------------------------------------------        1995-2019, all rights
                                      0.78%       4.69%       11.40%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R2 VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                                          [CHART]


                             U.S. Targeted Value
                             Portfolio - Class R2         Russell 2000/R/ Value Index
                           ------------------------       ---------------------------
      10/31/2009                   $10,000                         $10,000
      11/30/2009                    10,333                          10,318
      12/31/2009                    11,144                          11,100
       1/31/2010                    10,882                          10,774
       2/28/2010                    11,490                          11,274
       3/31/2010                    12,446                          12,212
       4/30/2010                    13,340                          13,066
       5/31/2010                    12,136                          11,962
       6/30/2010                    10,988                          10,918
       7/31/2010                    11,835                          11,697
       8/31/2010                    10,881                          10,818
       9/30/2010                    12,211                          11,979
      10/31/2010                    12,666                          12,443
      11/30/2010                    13,169                          12,759
      12/31/2010                    14,336                          13,820
       1/31/2011                    14,439                          13,827
       2/28/2011                    15,241                          14,529
       3/31/2011                    15,534                          14,731
       4/30/2011                    15,775                          14,970
       5/31/2011                    15,387                          14,702
       6/30/2011                    15,055                          14,341
       7/31/2011                    14,520                          13,867
       8/31/2011                    13,061                          12,642
       9/30/2011                    11,438                          11,261
      10/31/2011                    13,236                          12,884
      11/30/2011                    13,279                          12,858
      12/31/2011                    13,407                          13,059
       1/31/2012                    14,220                          13,928
       2/29/2012                    14,727                          14,135
       3/31/2012                    14,998                          14,573
       4/30/2012                    14,754                          14,362
       5/31/2012                    13,652                          13,485
       6/30/2012                    14,198                          14,135
       7/31/2012                    14,128                          13,990
       8/31/2012                    14,777                          14,422
       9/30/2012                    15,238                          14,936
      10/31/2012                    15,150                          14,748
      11/30/2012                    15,405                          14,794
      12/31/2012                    15,931                          15,417
       1/31/2013                    17,019                          16,336
       2/28/2013                    17,309                          16,522
       3/31/2013                    18,144                          17,210
       4/30/2013                    17,966                          17,193
       5/31/2013                    18,847                          17,707
       6/30/2013                    18,711                          17,635
       7/31/2013                    20,016                          18,768
       8/31/2013                    19,274                          17,938
       9/30/2013                    20,351                          18,974
      10/31/2013                    21,226                          19,591
      11/30/2013                    22,157                          20,355
      12/31/2013                    22,730                          20,739
       1/31/2014                    21,650                          19,937
       2/28/2014                    22,770                          20,849
       3/31/2014                    23,216                          21,107
       4/30/2014                    22,786                          20,564
       5/31/2014                    23,006                          20,695
       6/30/2014                    23,977                          21,610
       7/31/2014                    22,775                          20,303
       8/31/2014                    23,937                          21,186
       9/30/2014                    22,498                          19,757
      10/31/2014                    23,200                          21,137
      11/30/2014                    23,059                          21,039
      12/31/2014                    23,354                          21,614
       1/31/2015                    22,330                          20,714
       2/28/2015                    23,924                          21,676
       3/31/2015                    24,247                          22,042
       4/30/2015                    23,994                          21,571
       5/31/2015                    24,332                          21,750
       6/30/2015                    24,246                          21,778
       7/31/2015                    23,610                          21,177
       8/31/2015                    22,646                          20,137
       9/30/2015                    21,536                          19,440
      10/31/2015                    22,854                          20,529
      11/30/2015                    23,385                          21,112
      12/31/2015                    21,963                          19,999
       1/31/2016                    20,470                          18,656
       2/29/2016                    20,737                          18,783
       3/31/2016                    22,512                          20,340
       4/30/2016                    22,970                          20,771
       5/31/2016                    23,116                          21,151
       6/30/2016                    22,814                          21,216
       7/31/2016                    23,936                          22,360
       8/31/2016                    24,283                          22,916
       9/30/2016                    24,508                          23,097
      10/31/2016                    23,777                          22,338
      11/30/2016                    27,036                          25,302
      12/31/2016                    27,781                          26,347
       1/31/2017                    27,828                          26,159
       2/28/2017                    28,107                          26,538
       3/31/2017                    27,849                          26,313
       4/30/2017                    27,686                          26,417
       5/31/2017                    26,753                          25,594
       6/30/2017                    27,646                          26,489
       7/31/2017                    27,902                          26,657
       8/31/2017                    27,120                          26,002
       9/30/2017                    29,087                          27,843
      10/31/2017                    29,286                          27,879
      11/30/2017                    30,199                          28,686
      12/31/2017                    30,370                          28,412
       1/31/2018                    30,995                          28,762
       2/28/2018                    29,523                          27,324
       3/31/2018                    29,695                          27,662
       4/30/2018                    29,965                          28,142
       5/31/2018                    31,475                          29,779
       6/30/2018                    31,463                          29,959
       7/31/2018                    32,079                          30,488
       8/31/2018                    32,854                          31,214
       9/30/2018                    31,919                          30,440
      10/31/2018                    28,761                          27,714
      11/30/2018                    29,218                          28,161
      12/31/2018                    25,517                          24,757
       1/31/2019                    28,545                          27,465
       2/28/2019                    29,619                          28,533               Past performance is not
       3/31/2019                    28,598                          27,710               predictive of future
       4/30/2019                    29,960                          28,758               performance.
       5/31/2019                    26,718                          26,409
       6/30/2019                    28,853                          28,091               The returns shown do not
       7/31/2019                    29,048                          28,136               reflect the deduction of
       8/31/2019                    26,888                          26,566               taxes that a shareholder
       9/30/2019                    28,490                          27,930               would pay on fund
      10/31/2019                    28,947                          28,607               distributions or the
                                                                                         redemption of fund shares.

                 AVERAGE ANNUAL         ONE          FIVE          TEN                   Russell data copyright (C)
                 TOTAL RETURN           YEAR         YEARS        YEARS                  Russell Investment Group
                 ---------------------------------------------------------------         1995-2019, all rights
                                        0.64%        4.53%        11.21%                 reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. SMALL CAP VALUE PORTFOLIO VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                                          [CHART]


                   U.S. Small Cap Value Portfolio     Russell 2000/R/ Value Index
                  --------------------------------   -----------------------------
     10/31/2009                $10,000                        $10,000
     11/30/2009                 10,311                         10,318
     12/31/2009                 11,127                         11,100
      1/31/2010                 10,776                         10,774
      2/28/2010                 11,439                         11,274
      3/31/2010                 12,453                         12,212
      4/30/2010                 13,462                         13,066
      5/31/2010                 12,130                         11,962
      6/30/2010                 10,899                         10,918
      7/31/2010                 11,846                         11,697
      8/31/2010                 10,854                         10,818
      9/30/2010                 12,258                         11,979
     10/31/2010                 12,769                         12,443
     11/30/2010                 13,342                         12,759
     12/31/2010                 14,566                         13,820
      1/31/2011                 14,612                         13,827
      2/28/2011                 15,529                         14,529
      3/31/2011                 15,848                         14,731
      4/30/2011                 16,047                         14,970
      5/31/2011                 15,546                         14,702
      6/30/2011                 15,265                         14,341
      7/31/2011                 14,826                         13,867
      8/31/2011                 13,258                         12,642
      9/30/2011                 11,590                         11,261
     10/31/2011                 13,424                         12,884
     11/30/2011                 13,332                         12,858
     12/31/2011                 13,467                         13,059
      1/31/2012                 14,467                         13,928
      2/29/2012                 14,927                         14,135
      3/31/2012                 15,270                         14,573
      4/30/2012                 15,025                         14,362
      5/31/2012                 13,955                         13,485
      6/30/2012                 14,567                         14,135
      7/31/2012                 14,532                         13,990
      8/31/2012                 15,144                         14,422
      9/30/2012                 15,646                         14,936
     10/31/2012                 15,518                         14,748
     11/30/2012                 15,804                         14,794
     12/31/2012                 16,392                         15,417
      1/31/2013                 17,468                         16,336
      2/28/2013                 17,775                         16,522
      3/31/2013                 18,647                         17,210
      4/30/2013                 18,440                         17,193
      5/31/2013                 19,435                         17,707
      6/30/2013                 19,298                         17,635
      7/31/2013                 20,714                         18,768
      8/31/2013                 19,850                         17,938
      9/30/2013                 20,890                         18,974
     10/31/2013                 21,624                         19,591
     11/30/2013                 22,722                         20,355
     12/31/2013                 23,340                         20,739
      1/31/2014                 22,141                         19,937
      2/28/2014                 23,347                         20,849
      3/31/2014                 23,624                         21,107
      4/30/2014                 23,169                         20,564
      5/31/2014                 23,360                         20,695
      6/30/2014                 24,396                         21,610
      7/31/2014                 22,991                         20,303
      8/31/2014                 24,330                         21,186
      9/30/2014                 22,633                         19,757
     10/31/2014                 23,677                         21,137
     11/30/2014                 23,611                         21,039
     12/31/2014                 24,153                         21,614
      1/31/2015                 22,958                         20,714
      2/28/2015                 24,311                         21,676
      3/31/2015                 24,743                         22,042
      4/30/2015                 24,411                         21,571
      5/31/2015                 24,743                         21,750
      6/30/2015                 24,755                         21,778
      7/31/2015                 23,848                         21,177
      8/31/2015                 22,885                         20,137
      9/30/2015                 21,854                         19,440
     10/31/2015                 23,008                         20,529
     11/30/2015                 23,738                         21,112
     12/31/2015                 22,266                         19,999
      1/31/2016                 20,666                         18,656
      2/29/2016                 20,907                         18,783
      3/31/2016                 22,740                         20,340
      4/30/2016                 23,150                         20,771
      5/31/2016                 23,260                         21,151
      6/30/2016                 22,990                         21,216
      7/31/2016                 24,106                         22,360
      8/31/2016                 24,524                         22,916
      9/30/2016                 24,820                         23,097
     10/31/2016                 24,042                         22,338
     11/30/2016                 27,617                         25,302
     12/31/2016                 28,559                         26,347
      1/31/2017                 28,406                         26,159
      2/28/2017                 28,497                         26,538
      3/31/2017                 28,173                         26,313
      4/30/2017                 28,303                         26,417
      5/31/2017                 27,310                         25,594
      6/30/2017                 28,016                         26,489
      7/31/2017                 28,231                         26,657
      8/31/2017                 27,511                         26,002
      9/30/2017                 29,689                         27,843
     10/31/2017                 29,973                         27,879
     11/30/2017                 30,610                         28,686
     12/31/2017                 30,618                         28,412
      1/31/2018                 31,079                         28,762
      2/28/2018                 29,625                         27,324
      3/31/2018                 29,901                         27,662
      4/30/2018                 30,296                         28,142
      5/31/2018                 32,202                         29,779
      6/30/2018                 32,222                         29,959
      7/31/2018                 32,740                         30,488
      8/31/2018                 33,670                         31,214
      9/30/2018                 32,596                         30,440
     10/31/2018                 29,529                         27,714
     11/30/2018                 29,797                         28,161
     12/31/2018                 25,986                         24,757
      1/31/2019                 29,105                         27,465
      2/28/2019                 30,058                         28,533                 Past performance is not
      3/31/2019                 28,957                         27,710                 predictive of future
      4/30/2019                 30,128                         28,758                 performance.
      5/31/2019                 26,658                         26,409
      6/30/2019                 28,728                         28,091                 The returns shown do not
      7/31/2019                 28,842                         28,136                 reflect the deduction of
      8/31/2019                 26,535                         26,566                 taxes that a shareholder
      9/30/2019                 28,116                         27,930                 would pay on fund
     10/31/2019                 28,631                         28,607                 distributions or the
                                                                                      redemption of fund shares.

                AVERAGE ANNUAL          ONE          FIVE         TEN                 Russell data copyright (C)
                TOTAL RETURN            YEAR         YEARS       YEARS                Russell Investment Group
                --------------------------------------------------------------        1995-2019, all rights
                                       -3.04%        3.87%       11.09%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. CORE EQUITY 1 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                                          [CHART]


                   U.S. Core Equity 1 Portfolio     Russell 3000/R/ Index
                  ------------------------------   -----------------------
     10/31/2009                $10,000                     $10,000
     11/30/2009                 10,504                      10,568
     12/31/2009                 10,927                      10,869
      1/31/2010                 10,575                      10,478
      2/28/2010                 10,986                      10,833
      3/31/2010                 11,716                      11,516
      4/30/2010                 12,082                      11,764
      5/31/2010                 11,128                      10,835
      6/30/2010                 10,411                      10,212
      7/31/2010                 11,155                      10,921
      8/31/2010                 10,553                      10,407
      9/30/2010                 11,629                      11,389
     10/31/2010                 12,080                      11,834
     11/30/2010                 12,234                      11,903
     12/31/2010                 13,125                      12,710
      1/31/2011                 13,387                      12,987
      2/28/2011                 13,924                      13,460
      3/31/2011                 14,071                      13,521
      4/30/2011                 14,454                      13,923
      5/31/2011                 14,251                      13,764
      6/30/2011                 13,987                      13,517
      7/31/2011                 13,591                      13,208
      8/31/2011                 12,643                      12,415
      9/30/2011                 11,537                      11,452
     10/31/2011                 12,982                      12,770
     11/30/2011                 12,958                      12,735
     12/31/2011                 13,041                      12,840
      1/31/2012                 13,744                      13,488
      2/29/2012                 14,338                      14,058
      3/31/2012                 14,718                      14,492
      4/30/2012                 14,573                      14,397
      5/31/2012                 13,613                      13,507
      6/30/2012                 14,117                      14,036
      7/31/2012                 14,214                      14,175
      8/31/2012                 14,629                      14,529
      9/30/2012                 15,046                      14,910
     10/31/2012                 14,837                      14,653
     11/30/2012                 14,997                      14,767
     12/31/2012                 15,247                      14,948
      1/31/2013                 16,173                      15,768
      2/28/2013                 16,371                      15,977
      3/31/2013                 17,042                      16,603
      4/30/2013                 17,227                      16,875
      5/31/2013                 17,796                      17,273
      6/30/2013                 17,617                      17,049
      7/31/2013                 18,636                      17,983
      8/31/2013                 18,114                      17,481
      9/30/2013                 18,860                      18,131
     10/31/2013                 19,633                      18,901
     11/30/2013                 20,269                      19,450
     12/31/2013                 20,828                      19,963
      1/31/2014                 20,110                      19,332
      2/28/2014                 21,080                      20,249
      3/31/2014                 21,249                      20,357
      4/30/2014                 21,198                      20,381
      5/31/2014                 21,615                      20,826
      6/30/2014                 22,240                      21,348
      7/31/2014                 21,670                      20,927
      8/31/2014                 22,595                      21,805
      9/30/2014                 21,976                      21,351
     10/31/2014                 22,523                      21,938
     11/30/2014                 22,993                      22,470
     12/31/2014                 23,019                      22,470
      1/31/2015                 22,300                      21,844
      2/28/2015                 23,687                      23,109
      3/31/2015                 23,533                      22,874
      4/30/2015                 23,597                      22,978
      5/31/2015                 23,907                      23,295
      6/30/2015                 23,559                      22,906
      7/31/2015                 23,714                      23,289
      8/31/2015                 22,382                      21,883
      9/30/2015                 21,646                      21,245
     10/31/2015                 23,258                      22,923
     11/30/2015                 23,414                      23,050
     12/31/2015                 22,709                      22,577
      1/31/2016                 21,373                      21,303
      2/29/2016                 21,505                      21,296
      3/31/2016                 23,054                      22,796
      4/30/2016                 23,214                      22,937
      5/31/2016                 23,572                      23,347
      6/30/2016                 23,504                      23,395
      7/31/2016                 24,465                      24,324
      8/31/2016                 24,612                      24,386
      9/30/2016                 24,662                      24,424
     10/31/2016                 24,113                      23,896
     11/30/2016                 25,586                      24,965
     12/31/2016                 26,069                      25,452
      1/31/2017                 26,529                      25,931
      2/28/2017                 27,395                      26,896
      3/31/2017                 27,414                      26,914
      4/30/2017                 27,658                      27,200
      5/31/2017                 27,807                      27,478
      6/30/2017                 28,123                      27,726
      7/31/2017                 28,600                      28,249
      8/31/2017                 28,545                      28,303
      9/30/2017                 29,480                      28,993
     10/31/2017                 30,123                      29,626
     11/30/2017                 31,150                      30,526
     12/31/2017                 31,516                      30,831
      1/31/2018                 33,093                      32,456
      2/28/2018                 31,862                      31,259
      3/31/2018                 31,331                      30,632
      4/30/2018                 31,387                      30,748
      5/31/2018                 32,315                      31,616
      6/30/2018                 32,450                      31,823
      7/31/2018                 33,494                      32,879
      8/31/2018                 34,649                      34,034
      9/30/2018                 34,572                      34,090
     10/31/2018                 31,806                      31,580
     11/30/2018                 32,337                      32,213
     12/31/2018                 29,061                      29,215
      1/31/2019                 31,663                      31,722
      2/28/2019                 32,865                      32,838            Past performance is not
      3/31/2019                 33,069                      33,317            predictive of future
      4/30/2019                 34,502                      34,648            performance.
      5/31/2019                 31,933                      32,406
      6/30/2019                 34,357                      34,682            The returns shown do not
      7/31/2019                 34,842                      35,197            reflect the deduction of
      8/31/2019                 33,802                      34,480            taxes that a shareholder
      9/30/2019                 34,645                      35,085            would pay on fund
     10/31/2019                 35,361                      35,840            distributions or the
                                                                              redemption of fund shares.

               AVERAGE ANNUAL        ONE        FIVE        TEN               Russell data copyright (C)
               TOTAL RETURN          YEAR       YEARS      YEARS              Russell Investment Group
               --------------------------------------------------------       1995-2019, all rights
                                    11.18%      9.44%      13.46%             reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                                           [CHART]

                     U.S. Core Equity 2 Portfolio       Russell 3000/R/ Index
                    ------------------------------    -------------------------
      10/31/2009              $10,000                         $10,000
      11/30/2009               10,453                          10,568
      12/31/2009               10,929                          10,869
       1/31/2010               10,594                          10,478
       2/28/2010               11,036                          10,833
       3/31/2010               11,825                          11,516
       4/30/2010               12,256                          11,764
       5/31/2010               11,286                          10,835
       6/30/2010               10,492                          10,212
       7/31/2010               11,261                          10,921
       8/31/2010               10,588                          10,407
       9/30/2010               11,706                          11,389
      10/31/2010               12,141                          11,834
      11/30/2010               12,334                          11,903
      12/31/2010               13,312                          12,710
       1/31/2011               13,567                          12,987
       2/28/2011               14,174                          13,460
       3/31/2011               14,345                          13,521
       4/30/2011               14,674                          13,923
       5/31/2011               14,443                          13,764
       6/30/2011               14,159                          13,517
       7/31/2011               13,683                          13,208
       8/31/2011               12,647                          12,415
       9/30/2011               11,446                          11,452
      10/31/2011               12,989                          12,770
      11/30/2011               12,940                          12,735
      12/31/2011               13,034                          12,840
       1/31/2012               13,760                          13,488
       2/29/2012               14,351                          14,058
       3/31/2012               14,697                          14,492
       4/30/2012               14,549                          14,397
       5/31/2012               13,551                          13,507
       6/30/2012               14,085                          14,036
       7/31/2012               14,160                          14,175
       8/31/2012               14,606                          14,529
       9/30/2012               15,049                          14,910
      10/31/2012               14,913                          14,653
      11/30/2012               15,049                          14,767
      12/31/2012               15,390                          14,948
       1/31/2013               16,363                          15,768
       2/28/2013               16,565                          15,977
       3/31/2013               17,260                          16,603
       4/30/2013               17,387                          16,875
       5/31/2013               18,045                          17,273
       6/30/2013               17,873                          17,049
       7/31/2013               18,954                          17,983
       8/31/2013               18,369                          17,481
       9/30/2013               19,154                          18,131
      10/31/2013               19,932                          18,901
      11/30/2013               20,608                          19,450
      12/31/2013               21,201                          19,963
       1/31/2014               20,411                          19,332
       2/28/2014               21,369                          20,249
       3/31/2014               21,617                          20,357
       4/30/2014               21,513                          20,381
       5/31/2014               21,890                          20,826
       6/30/2014               22,583                          21,348
       7/31/2014               21,957                          20,927
       8/31/2014               22,870                          21,805
       9/30/2014               22,143                          21,351
      10/31/2014               22,679                          21,938
      11/30/2014               23,085                          22,470
      12/31/2014               23,176                          22,470
       1/31/2015               22,342                          21,844
       2/28/2015               23,786                          23,109
       3/31/2015               23,672                          22,874
       4/30/2015               23,725                          22,978
       5/31/2015               24,031                          23,295
       6/30/2015               23,710                          22,906
       7/31/2015               23,670                          23,289
       8/31/2015               22,350                          21,883
       9/30/2015               21,547                          21,245
      10/31/2015               23,114                          22,923
      11/30/2015               23,302                          23,050
      12/31/2015               22,464                          22,577
       1/31/2016               21,091                          21,303
       2/29/2016               21,242                          21,296
       3/31/2016               22,790                          22,796
       4/30/2016               23,011                          22,937
       5/31/2016               23,370                          23,347
       6/30/2016               23,250                          23,395
       7/31/2016               24,207                          24,324
       8/31/2016               24,415                          24,386
       9/30/2016               24,473                          24,424
      10/31/2016               23,917                          23,896
      11/30/2016               25,670                          24,965
      12/31/2016               26,188                          25,452
       1/31/2017               26,582                          25,931
       2/28/2017               27,328                          26,896
       3/31/2017               27,269                          26,914
       4/30/2017               27,481                          27,200
       5/31/2017               27,438                          27,478
       6/30/2017               27,855                          27,726
       7/31/2017               28,295                          28,249
       8/31/2017               28,096                          28,303
       9/30/2017               29,201                          28,993
      10/31/2017               29,742                          29,626
      11/30/2017               30,767                          30,526
      12/31/2017               31,148                          30,831
       1/31/2018               32,549                          32,456
       2/28/2018               31,249                          31,259
       3/31/2018               30,821                          30,632
       4/30/2018               30,850                          30,748
       5/31/2018               31,704                          31,616
       6/30/2018               31,790                          31,823
       7/31/2018               32,821                          32,879
       8/31/2018               33,853                          34,034
       9/30/2018               33,661                          34,090
      10/31/2018               30,979                          31,580
      11/30/2018               31,474                          32,213
      12/31/2018               28,152                          29,215
       1/31/2019               30,733                          31,722
       2/28/2019               31,920                          32,838              Past performance is not
       3/31/2019               31,934                          33,317              predictive of future
       4/30/2019               33,333                          34,648              performance.
       5/31/2019               30,772                          32,406
       6/30/2019               33,108                          34,682              The returns shown do not
       7/31/2019               33,587                          35,197              reflect the deduction of
       8/31/2019               32,436                          34,480              taxes that a shareholder
       9/30/2019               33,317                          35,085              would pay on fund
      10/31/2019               34,007                          35,840              distributions or the
                                                                                   redemption of fund shares.

                AVERAGE ANNUAL        ONE         FIVE         TEN                 Russell data copyright (C)
                TOTAL RETURN          YEAR        YEARS       YEARS                Russell Investment Group
                -----------------------------------------------------------        1995-2019, all rights
                                      9.78%       8.44%       13.02%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. VECTOR EQUITY PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                                           [CHART]


                     U.S. Vector Equity Portfolio       Russell 3000/R/ Index
                    ------------------------------    -------------------------
      10/31/2009               $10,000                         $10,000
      11/30/2009                10,374                          10,568
      12/31/2009                10,992                          10,869
       1/31/2010                10,679                          10,478
       2/28/2010                11,204                          10,833
       3/31/2010                12,045                          11,516
       4/30/2010                12,659                          11,764
       5/31/2010                11,644                          10,835
       6/30/2010                10,741                          10,212
       7/31/2010                11,532                          10,921
       8/31/2010                10,741                          10,407
       9/30/2010                11,924                          11,389
      10/31/2010                12,365                          11,834
      11/30/2010                12,667                          11,903
      12/31/2010                13,753                          12,710
       1/31/2011                13,942                          12,987
       2/28/2011                14,651                          13,460
       3/31/2011                14,894                          13,521
       4/30/2011                15,198                          13,923
       5/31/2011                14,907                          13,764
       6/30/2011                14,586                          13,517
       7/31/2011                14,053                          13,208
       8/31/2011                12,822                          12,415
       9/30/2011                11,434                          11,452
      10/31/2011                13,089                          12,770
      11/30/2011                13,026                          12,735
      12/31/2011                13,125                          12,840
       1/31/2012                13,932                          13,488
       2/29/2012                14,508                          14,058
       3/31/2012                14,857                          14,492
       4/30/2012                14,639                          14,397
       5/31/2012                13,575                          13,507
       6/30/2012                14,111                          14,036
       7/31/2012                14,085                          14,175
       8/31/2012                14,601                          14,529
       9/30/2012                15,072                          14,910
      10/31/2012                14,994                          14,653
      11/30/2012                15,175                          14,767
      12/31/2012                15,615                          14,948
       1/31/2013                16,696                          15,768
       2/28/2013                16,879                          15,977
       3/31/2013                17,634                          16,603
       4/30/2013                17,621                          16,875
       5/31/2013                18,391                          17,273
       6/30/2013                18,239                          17,049
       7/31/2013                19,417                          17,983
       8/31/2013                18,789                          17,481
       9/30/2013                19,711                          18,131
      10/31/2013                20,512                          18,901
      11/30/2013                21,300                          19,450
      12/31/2013                21,893                          19,963
       1/31/2014                20,998                          19,332
       2/28/2014                21,974                          20,249
       3/31/2014                22,266                          20,357
       4/30/2014                22,012                          20,381
       5/31/2014                22,333                          20,826
       6/30/2014                23,181                          21,348
       7/31/2014                22,335                          20,927
       8/31/2014                23,329                          21,805
       9/30/2014                22,321                          21,351
      10/31/2014                22,955                          21,938
      11/30/2014                23,103                          22,470
      12/31/2014                23,319                          22,470
       1/31/2015                22,298                          21,844
       2/28/2015                23,809                          23,109
       3/31/2015                23,858                          22,874
       4/30/2015                23,801                          22,978
       5/31/2015                24,082                          23,295
       6/30/2015                23,938                          22,906
       7/31/2015                23,628                          23,289
       8/31/2015                22,432                          21,883
       9/30/2015                21,501                          21,245
      10/31/2015                22,914                          22,923
      11/30/2015                23,253                          23,050
      12/31/2015                22,146                          22,577
       1/31/2016                20,604                          21,303
       2/29/2016                20,780                          21,296
       3/31/2016                22,402                          22,796
       4/30/2016                22,785                          22,937
       5/31/2016                23,051                          23,347
       6/30/2016                22,829                          23,395
       7/31/2016                23,865                          24,324
       8/31/2016                24,176                          24,386
       9/30/2016                24,275                          24,424
      10/31/2016                23,666                          23,896
      11/30/2016                26,117                          24,965
      12/31/2016                26,799                          25,452
       1/31/2017                27,043                          25,931
       2/28/2017                27,562                          26,896
       3/31/2017                27,428                          26,914
       4/30/2017                27,551                          27,200
       5/31/2017                27,107                          27,478
       6/30/2017                27,730                          27,726
       7/31/2017                28,099                          28,249
       8/31/2017                27,623                          28,303
       9/30/2017                29,149                          28,993
      10/31/2017                29,518                          29,626
      11/30/2017                30,458                          30,526
      12/31/2017                30,721                          30,831
       1/31/2018                31,795                          32,456
       2/28/2018                30,385                          31,259
       3/31/2018                30,285                          30,632
       4/30/2018                30,382                          30,748
       5/31/2018                31,425                          31,616
       6/30/2018                31,426                          31,823
       7/31/2018                32,327                          32,879
       8/31/2018                33,180                          34,034
       9/30/2018                32,598                          34,090
      10/31/2018                29,723                          31,580
      11/30/2018                30,159                          32,213
      12/31/2018                26,655                          29,215
       1/31/2019                29,368                          31,722
       2/28/2019                30,550                          32,838             Past performance is not
       3/31/2019                30,001                          33,317             predictive of future
       4/30/2019                31,388                          34,648             performance.
       5/31/2019                28,682                          32,406
       6/30/2019                30,917                          34,682             The returns shown do not
       7/31/2019                31,353                          35,197             reflect the deduction of
       8/31/2019                29,727                          34,480             taxes that a shareholder
       9/30/2019                30,892                          35,085             would pay on fund
      10/31/2019                31,481                          35,840             distributions or the
                                                                                   redemption of fund shares.

                AVERAGE ANNUAL        ONE         FIVE         TEN                 Russell data copyright (C)
                TOTAL RETURN          YEAR        YEARS       YEARS                Russell Investment Group
                -----------------------------------------------------------        1995-2019, all rights
                                      5.92%       6.52%       12.15%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                                           [CHART]

                         U.S. Small Cap Portfolio         Russell 2000/R/ Index
                      -----------------------------      -----------------------
      10/31/2009                 $10,000                        $10,000
      11/30/2009                  10,255                         10,314
      12/31/2009                  11,105                         11,144
       1/31/2010                  10,768                         10,734
       2/28/2010                  11,294                         11,217
       3/31/2010                  12,219                         12,130
       4/30/2010                  13,049                         12,817
       5/31/2010                  12,030                         11,845
       6/30/2010                  11,069                         10,927
       7/31/2010                  11,865                         11,678
       8/31/2010                  10,960                         10,813
       9/30/2010                  12,391                         12,160
      10/31/2010                  12,899                         12,658
      11/30/2010                  13,440                         13,097
      12/31/2010                  14,515                         14,137
       1/31/2011                  14,528                         14,100
       2/28/2011                  15,344                         14,874
       3/31/2011                  15,783                         15,259
       4/30/2011                  16,157                         15,662
       5/31/2011                  15,830                         15,368
       6/30/2011                  15,578                         15,014
       7/31/2011                  15,033                         14,471
       8/31/2011                  13,684                         13,212
       9/30/2011                  12,164                         11,731
      10/31/2011                  14,028                         13,507
      11/30/2011                  13,980                         13,458
      12/31/2011                  14,058                         13,547
       1/31/2012                  15,003                         14,504
       2/29/2012                  15,434                         14,851
       3/31/2012                  15,837                         15,231
       4/30/2012                  15,618                         14,996
       5/31/2012                  14,604                         14,003
       6/30/2012                  15,221                         14,702
       7/31/2012                  15,097                         14,499
       8/31/2012                  15,627                         14,982
       9/30/2012                  16,137                         15,474
      10/31/2012                  15,937                         15,139
      11/30/2012                  16,123                         15,219
      12/31/2012                  16,643                         15,761
       1/31/2013                  17,686                         16,748
       2/28/2013                  17,862                         16,933
       3/31/2013                  18,725                         17,715
       4/30/2013                  18,570                         17,649
       5/31/2013                  19,525                         18,355
       6/30/2013                  19,503                         18,261
       7/31/2013                  20,909                         19,539
       8/31/2013                  20,202                         18,918
       9/30/2013                  21,455                         20,125
      10/31/2013                  22,156                         20,631
      11/30/2013                  23,196                         21,458
      12/31/2013                  23,668                         21,880
       1/31/2014                  22,698                         21,275
       2/28/2014                  23,737                         22,277
       3/31/2014                  23,864                         22,125
       4/30/2014                  23,161                         21,267
       5/31/2014                  23,291                         21,437
       6/30/2014                  24,398                         22,578
       7/31/2014                  22,935                         21,211
       8/31/2014                  24,022                         22,263
       9/30/2014                  22,727                         20,916
      10/31/2014                  24,077                         22,295
      11/30/2014                  24,161                         22,315
      12/31/2014                  24,718                         22,951
       1/31/2015                  23,695                         22,213
       2/28/2015                  25,258                         23,532
       3/31/2015                  25,705                         23,942
       4/30/2015                  25,109                         23,331
       5/31/2015                  25,546                         23,864
       6/30/2015                  25,803                         24,042
       7/31/2015                  25,477                         23,763
       8/31/2015                  24,202                         22,270
       9/30/2015                  23,275                         21,177
      10/31/2015                  24,641                         22,370
      11/30/2015                  25,264                         23,098
      12/31/2015                  23,906                         21,938
       1/31/2016                  22,389                         20,009
       2/29/2016                  22,625                         20,008
       3/31/2016                  24,346                         21,605
       4/30/2016                  24,574                         21,944
       5/31/2016                  24,887                         22,438
       6/30/2016                  24,758                         22,424
       7/31/2016                  25,996                         23,763
       8/31/2016                  26,385                         24,183
       9/30/2016                  26,492                         24,453
      10/31/2016                  25,600                         23,290
      11/30/2016                  28,692                         25,887
      12/31/2016                  29,530                         26,613
       1/31/2017                  29,530                         26,718
       2/28/2017                  29,879                         27,233
       3/31/2017                  29,821                         27,269
       4/30/2017                  30,084                         27,568
       5/31/2017                  29,332                         27,007
       6/30/2017                  30,095                         27,941
       7/31/2017                  30,332                         28,148
       8/31/2017                  29,631                         27,790
       9/30/2017                  31,728                         29,525
      10/31/2017                  32,053                         29,776
      11/30/2017                  33,037                         30,634
      12/31/2017                  32,933                         30,511
       1/31/2018                  33,657                         31,308
       2/28/2018                  32,145                         30,096
       3/31/2018                  32,432                         30,485
       4/30/2018                  32,698                         30,749
       5/31/2018                  34,406                         32,615
       6/30/2018                  34,703                         32,849
       7/31/2018                  35,439                         33,421
       8/31/2018                  36,745                         34,862
       9/30/2018                  35,831                         34,024
      10/31/2018                  32,299                         30,328
      11/30/2018                  32,621                         30,810
      12/31/2018                  28,610                         27,150
       1/31/2019                  31,658                         30,205             Past performance is not
       2/28/2019                  33,168                         31,775             predictive of future
       3/31/2019                  32,162                         31,110             performance.
       4/30/2019                  33,530                         32,167
       5/31/2019                  30,466                         29,665             The returns shown do not
       6/30/2019                  32,785                         31,762             reflect the deduction of
       7/31/2019                  32,988                         31,945             taxes that a shareholder
       8/31/2019                  31,016                         30,367             would pay on fund
       9/30/2019                  32,115                         30,999             distributions or the
      10/31/2019                  32,755                         31,816             redemption of fund shares.

                 AVERAGE ANNUAL        ONE         FIVE         TEN                 Russell data copyright (C)
                 TOTAL RETURN          YEAR        YEARS       YEARS                Russell Investment Group
                 -----------------------------------------------------------        1995-2019, all rights
                                       1.41%       6.35%       12.60%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. MICRO CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                                         [CHART]

                          U.S. Micro Cap Portfolio         Russell 2000/R/ Index
                         --------------------------        ---------------------
      10/31/2009                  $10,000                         $10,000
      11/30/2009                   10,178                          10,314
      12/31/2009                   11,062                          11,144
       1/31/2010                   10,737                          10,734
       2/28/2010                   11,209                          11,217
       3/31/2010                   12,115                          12,130
       4/30/2010                   12,995                          12,817
       5/31/2010                   12,031                          11,845
       6/30/2010                   11,160                          10,927
       7/31/2010                   11,957                          11,678
       8/31/2010                   11,003                          10,813
       9/30/2010                   12,341                          12,160
      10/31/2010                   12,877                          12,658
      11/30/2010                   13,423                          13,097
      12/31/2010                   14,523                          14,137
       1/31/2011                   14,365                          14,100
       2/28/2011                   15,208                          14,874
       3/31/2011                   15,702                          15,259
       4/30/2011                   15,966                          15,662
       5/31/2011                   15,660                          15,368
       6/30/2011                   15,322                          15,014
       7/31/2011                   14,910                          14,471
       8/31/2011                   13,579                          13,212
       9/30/2011                   12,142                          11,731
      10/31/2011                   14,016                          13,507
      11/30/2011                   13,931                          13,458
      12/31/2011                   14,051                          13,547
       1/31/2012                   15,028                          14,504
       2/29/2012                   15,315                          14,851
       3/31/2012                   15,772                          15,231
       4/30/2012                   15,549                          14,996
       5/31/2012                   14,465                          14,003
       6/30/2012                   15,206                          14,702
       7/31/2012                   15,067                          14,499
       8/31/2012                   15,537                          14,982
       9/30/2012                   16,188                          15,474
      10/31/2012                   15,857                          15,139
      11/30/2012                   16,006                          15,219
      12/31/2012                   16,614                          15,761
       1/31/2013                   17,558                          16,748
       2/28/2013                   17,752                          16,933
       3/31/2013                   18,617                          17,715
       4/30/2013                   18,469                          17,649
       5/31/2013                   19,425                          18,355
       6/30/2013                   19,513                          18,261
       7/31/2013                   20,960                          19,539
       8/31/2013                   20,231                          18,918
       9/30/2013                   21,658                          20,125
      10/31/2013                   22,411                          20,631
      11/30/2013                   23,655                          21,458
      12/31/2013                   24,101                          21,880
       1/31/2014                   23,034                          21,275
       2/28/2014                   24,005                          22,277
       3/31/2014                   24,239                          22,125
       4/30/2014                   23,411                          21,267
       5/31/2014                   23,435                          21,437
       6/30/2014                   24,452                          22,578
       7/31/2014                   23,023                          21,211
       8/31/2014                   24,068                          22,263
       9/30/2014                   22,697                          20,916
      10/31/2014                   24,177                          22,295
      11/30/2014                   23,997                          22,315
      12/31/2014                   24,805                          22,951
       1/31/2015                   23,589                          22,213
       2/28/2015                   25,010                          23,532
       3/31/2015                   25,582                          23,942
       4/30/2015                   25,082                          23,331
       5/31/2015                   25,428                          23,864
       6/30/2015                   25,841                          24,042
       7/31/2015                   25,212                          23,763
       8/31/2015                   24,095                          22,270
       9/30/2015                   23,056                          21,177
      10/31/2015                   24,445                          22,370
      11/30/2015                   25,140                          23,098
      12/31/2015                   23,907                          21,938
       1/31/2016                   22,282                          20,009
       2/29/2016                   22,528                          20,008
       3/31/2016                   24,122                          21,605
       4/30/2016                   24,382                          21,944
       5/31/2016                   24,642                          22,438
       6/30/2016                   24,599                          22,424
       7/31/2016                   25,833                          23,763
       8/31/2016                   26,244                          24,183
       9/30/2016                   26,434                          24,453
      10/31/2016                   25,500                          23,290
      11/30/2016                   28,863                          25,887
      12/31/2016                   30,034                          26,613
       1/31/2017                   29,603                          26,718
       2/28/2017                   29,804                          27,233
       3/31/2017                   29,854                          27,269
       4/30/2017                   30,329                          27,568
       5/31/2017                   29,422                          27,007
       6/30/2017                   30,516                          27,941
       7/31/2017                   30,660                          28,148
       8/31/2017                   29,996                          27,790
       9/30/2017                   32,513                          29,525
      10/31/2017                   32,874                          29,776
      11/30/2017                   33,740                          30,634
      12/31/2017                   33,391                          30,511
       1/31/2018                   34,074                          31,308
       2/28/2018                   32,603                          30,096
       3/31/2018                   33,161                          30,485
       4/30/2018                   33,434                          30,749
       5/31/2018                   35,421                          32,615
       6/30/2018                   35,917                          32,849
       7/31/2018                   36,707                          33,421
       8/31/2018                   38,090                          34,862
       9/30/2018                   37,162                          34,024
      10/31/2018                   33,296                          30,328
      11/30/2018                   33,479                          30,810
      12/31/2018                   29,520                          27,150
       1/31/2019                   32,505                          30,205
       2/28/2019                   34,165                          31,775           Past performance is not
       3/31/2019                   32,948                          31,110           predictive of future
       4/30/2019                   34,068                          32,167           performance.
       5/31/2019                   30,965                          29,665
       6/30/2019                   33,229                          31,762           The returns shown do not
       7/31/2019                   33,470                          31,945           reflect the deduction of
       8/31/2019                   31,386                          30,367           taxes that a shareholder
       9/30/2019                   32,687                          30,999           would pay on fund
      10/31/2019                   33,377                          31,816           distributions or the
                                                                                    redemption of fund shares.

                 AVERAGE ANNUAL        ONE         FIVE         TEN                 Russell data copyright (C)
                 TOTAL RETURN          YEAR        YEARS       YEARS                Russell Investment Group
                 -----------------------------------------------------------        1995-2019, all rights
                                       0.24%       6.66%       12.81%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO VS.
RUSSELL 1000(R) INDEX
MAY 16, 2017-OCTOBER 31, 2019

                                          [CHART]

                         U.S. High Relative
                       Profitability Portfolio    Russell 1000/R/ Index
                      ------------------------    ---------------------
       5/16/2017              $10,000                    $10,000
       5/31/2017               10,210                     10,054
       6/30/2017               10,186                     10,124
       7/31/2017               10,376                     10,325
       8/31/2017               10,436                     10,357
       9/30/2017               10,703                     10,578
      10/31/2017               10,984                     10,820
      11/30/2017               11,487                     11,150
      12/31/2017               11,777                     11,274
       1/31/2018               12,543                     11,893
       2/28/2018               12,079                     11,457
       3/31/2018               11,792                     11,197
       4/30/2018               11,731                     11,235
       5/31/2018               12,055                     11,522
       6/30/2018               12,106                     11,596
       7/31/2018               12,573                     11,996
       8/31/2018               13,090                     12,410
       9/30/2018               13,180                     12,457
      10/31/2018               12,070                     11,575
      11/30/2018               12,335                     11,811
      12/31/2018               11,174                     10,735
       1/31/2019               12,065                     11,635
       2/28/2019               12,536                     12,029           Past performance is not
       3/31/2019               12,828                     12,238           predictive of future
       4/30/2019               13,362                     12,732           performance.
       5/31/2019               12,397                     11,921
       6/30/2019               13,333                     12,758           The returns shown do not
       7/31/2019               13,581                     12,956           reflect the deduction of
       8/31/2019               13,509                     12,719           taxes that a shareholder
       9/30/2019               13,697                     12,939           would pay on fund
      10/31/2019               13,987                     13,213           distributions or the
                                                                           redemption of fund shares.

               AVERAGE ANNUAL               ONE          SINCE             Russell data copyright (C)
               TOTAL RETURN                 YEAR       INCEPTION           Russell Investment Group
               ------------------------------------------------------      1995-2019, all rights
                                           15.88%       14.61%             reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA REAL ESTATE SECURITIES PORTFOLIO VS.
S&P 500(R) INDEX, DOW JONES U.S. SELECT REIT INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                                          [CHART]


                     DFA Real Estate                           Dow Jones U.S. Select
                   Securities Portfolio     S&P 500/R/ Index        REIT Index
                  ----------------------   ------------------  ---------------------
     10/31/2009          $10,000                $10,000              $10,000
     11/30/2009           10,687                 10,600               10,688
     12/31/2009           11,420                 10,805               11,437
      1/31/2010           10,824                 10,416               10,783
      2/28/2010           11,420                 10,739               11,395
      3/31/2010           12,582                 11,387               12,559
      4/30/2010           13,466                 11,566               13,447
      5/31/2010           12,748                 10,643               12,723
      6/30/2010           12,088                 10,086               12,040
      7/31/2010           13,280                 10,792               13,231
      8/31/2010           13,113                 10,305               13,054
      9/30/2010           13,681                 11,225               13,632
     10/31/2010           14,321                 11,652               14,263
     11/30/2010           14,038                 11,653               13,985
     12/31/2010           14,695                 12,432               14,648
      1/31/2011           15,213                 12,727               15,168
      2/28/2011           15,901                 13,163               15,861
      3/31/2011           15,662                 13,168               15,628
      4/30/2011           16,569                 13,558               16,555
      5/31/2011           16,794                 13,405               16,812
      6/30/2011           16,241                 13,181               16,248
      7/31/2011           16,508                 12,913               16,544
      8/31/2011           15,620                 12,212               15,638
      9/30/2011           13,904                 11,353               13,886
     10/31/2011           15,909                 12,594               15,927
     11/30/2011           15,307                 12,566               15,300
     12/31/2011           16,010                 12,695               16,020
      1/31/2012           17,022                 13,264               17,050
      2/29/2012           16,842                 13,837               16,860
      3/31/2012           17,709                 14,293               17,743
      4/30/2012           18,215                 14,203               18,276
      5/31/2012           17,383                 13,349               17,443
      6/30/2012           18,363                 13,899               18,408
      7/31/2012           18,725                 14,092               18,758
      8/31/2012           18,698                 14,410               18,707
      9/30/2012           18,349                 14,782               18,338
     10/31/2012           18,208                 14,509               18,171
     11/30/2012           18,144                 14,593               18,081
     12/31/2012           18,809                 14,726               18,762
      1/31/2013           19,473                 15,489               19,399
      2/28/2013           19,687                 15,699               19,561
      3/31/2013           20,230                 16,288               20,083
      4/30/2013           21,596                 16,602               21,464
      5/31/2013           20,309                 16,990               20,178
      6/30/2013           19,929                 16,762               19,823
      7/31/2013           20,102                 17,615               19,976
      8/31/2013           18,687                 17,105               18,606
      9/30/2013           19,269                 17,641               19,200
     10/31/2013           20,079                 18,452               19,981
     11/30/2013           19,009                 19,015               18,885
     12/31/2013           19,070                 19,496               18,991
      1/31/2014           19,879                 18,822               19,761
      2/28/2014           20,887                 19,683               20,773
      3/31/2014           21,023                 19,848               20,955
      4/30/2014           21,783                 19,995               21,727
      5/31/2014           22,300                 20,464               22,262
      6/30/2014           22,533                 20,887               22,454
      7/31/2014           22,548                 20,599               22,500
      8/31/2014           23,188                 21,423               23,127
      9/30/2014           21,794                 21,123               21,780
     10/31/2014           24,055                 21,639               24,116
     11/30/2014           24,555                 22,221               24,625
     12/31/2014           25,004                 22,165               25,067
      1/31/2015           26,728                 21,499               26,744
      2/28/2015           25,737                 22,735               25,786
      3/31/2015           26,193                 22,375               26,249
      4/30/2015           24,652                 22,590               24,728
      5/31/2015           24,591                 22,880               24,718
      6/30/2015           23,514                 22,438               23,625
      7/31/2015           24,863                 22,908               25,026
      8/31/2015           23,352                 21,525               23,560
      9/30/2015           24,092                 20,993               24,355
     10/31/2015           25,472                 22,764               25,774
     11/30/2015           25,334                 22,831               25,632
     12/31/2015           25,814                 22,471               26,190
      1/31/2016           24,941                 21,356               25,157
      2/29/2016           24,856                 21,327               24,931
      3/31/2016           27,421                 22,774               27,531
      4/30/2016           26,737                 22,862               26,724
      5/31/2016           27,327                 23,273               27,261
      6/30/2016           29,251                 23,333               29,024
      7/31/2016           30,496                 24,194               30,293
      8/31/2016           29,465                 24,228               29,269
      9/30/2016           28,910                 24,232               28,665
     10/31/2016           27,228                 23,790               27,052
     11/30/2016           26,736                 24,671               26,686
     12/31/2016           27,978                 25,159               27,939
      1/31/2017           27,937                 25,636               27,699
      2/28/2017           28,869                 26,654               28,670
      3/31/2017           28,199                 26,685               27,863
      4/30/2017           28,224                 26,959               27,797
      5/31/2017           28,085                 27,338               27,643
      6/30/2017           28,676                 27,509               28,319
      7/31/2017           29,038                 28,075               28,579
      8/31/2017           29,071                 28,161               28,352
      9/30/2017           28,979                 28,742               28,428
     10/31/2017           28,823                 29,412               28,118
     11/30/2017           29,630                 30,314               28,982
     12/31/2017           29,576                 30,651               28,990
      1/31/2018           28,587                 32,406               27,842
      2/28/2018           26,459                 31,212               25,836
      3/31/2018           27,507                 30,419               26,838
      4/30/2018           27,642                 30,535               27,235
      5/31/2018           28,662                 31,271               28,318
      6/30/2018           29,894                 31,463               29,518
      7/31/2018           30,150                 32,634               29,681
      8/31/2018           31,001                 33,698               30,564
      9/30/2018           30,248                 33,889               29,731
     10/31/2018           29,581                 31,573               28,973
     11/30/2018           31,028                 32,216               30,378
     12/31/2018           28,692                 29,308               27,767
      1/31/2019           31,931                 31,656               30,936
      2/28/2019           32,159                 32,673               31,234            Past performance is not
      3/31/2019           33,581                 33,307               32,134            predictive of future
      4/30/2019           33,467                 34,656               32,072            performance.
      5/31/2019           33,784                 32,454               31,962
      6/30/2019           34,165                 34,741               32,397            The returns shown do not
      7/31/2019           34,758                 35,240               32,914            reflect the deduction of
      8/31/2019           36,210                 34,682               33,696            taxes that a shareholder
      9/30/2019           36,794                 35,331               34,609            would pay on fund
     10/31/2019           37,167                 36,096               34,978            distributions or the
                                                                                        redemption of fund shares.

                AVERAGE ANNUAL          ONE          FIVE          TEN                  Copyright 2019 S&P Dow
                TOTAL RETURN            YEAR         YEARS        YEARS                 Jones Indices LLC, a
                ----------------------------------------------------------------        division of S&P Global. All
                                       25.64%        9.09%        14.03%                rights reserved.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                     12 MONTHS ENDED OCTOBER 31, 2019

   U.S. equities had mostly positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 13.5%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks as measured by Russell indices. Value stocks underperformed growth stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2019
              -

              Russell 3000(R) Index........................ 13.49%
              Russell 1000(R) Index (large-cap stocks)..... 14.15%
              Russell Midcap(R) Index (mid-cap stocks)..... 13.72%
              Russell 2000(R) Index (small-cap stocks).....  4.90%
              Russell Microcap(R) Index (micro-cap stocks). -3.27%
              Dow Jones U.S. Select REIT lndex/SM/......... 20.72%

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2019
         -

         Russell 1000(R) Value Index (large-cap value stocks)... 11.21%
         Russell 1000(R) Growth Index (large-cap growth stocks). 17.10%
         Russell 2000(R) Value Index (small-cap value stocks)...  3.22%
         Russell 2000(R) Growth Index (small-cap growth stocks).  6.40%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

ENHANCED U.S. LARGE COMPANY PORTFOLIO

   The Enhanced U.S. Large Company Portfolio seeks to outperform the total return of the S&P 500(R) Index. This strategy uses S&P 500(R) Index futures contracts, swaps, and/or ETFs in conjunction with short-term investment grade fixed income instruments. As of October 31, 2019, 100% of the equity exposure consisted of S&P 500(R) Index futures contracts. The behavior of S&P 500(R) Index futures contracts is determined principally by the performance of the S&P 500(R) Index.

   For the 12 months ended October 31, 2019, total returns were 15.67% for the Portfolio and 14.33% for the S&P 500(R) Index, the Portfolio's benchmark. The Portfolio's outperformance relative to the benchmark was primarily due to the performance of the fixed income component of the Portfolio. The net return of the fixed income component was more than the financing cost of the S&P 500(R) Index futures contracts that the Portfolio purchased throughout the year.

U.S. LARGE CAP EQUITY PORTFOLIO

   The U.S. Large Cap Equity Portfolio invests in a broadly diversified group of U.S. large-cap securities with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Portfolio held approximately 720 securities. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 13.13% for the Portfolio and 14.15% for the Russell 1000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's greater exposure to stocks with smaller relative market capitalizations detracted from performance relative to the benchmark, as these stocks underperformed their larger counterparts for the period. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Portfolio's greater emphasis on value stocks also detracted from relative performance. At the sector level, the Portfolio's exclusion of real estate investment trusts (REITs) had a negative impact on relative performance, as REITs generally outperformed in the U.S.

U.S. LARGE CAP VALUE PORTFOLIO

   The U.S. Large Cap Value Portfolio is designed to capture the returns of U.S. large-cap value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund managed by Dimensional that invests in such stocks. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap value segment of the U.S. market. As of October 31, 2019, the Master Fund held approximately 330 securities. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 6.97% for the Portfolio and 11.21 % for the Russell 1000(R) Value Index, the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Master Fund's greater emphasis on value stocks had a negative impact on performance relative to the benchmark. At the sector level, the Master Fund's exclusions of real estate investment trusts (REITs) and certain utilities also detracted from relative performance, as REITs and utilities generally outperformed in the U.S.

U.S. TARGETED VALUE PORTFOLIO

   The U.S. Targeted Value Portfolio invests in a broadly diversified group of U.S. small- and mid-cap value stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Portfolio held approximately 1,500 securities. In general, average cash exposure throughout the year was less than 1 % of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 0.78% for the Portfolio's Class R1 shares, -0.64% for the Portfolio's Class R2 shares, 0.88% for the Portfolio's Institutional Class shares, and 3.22% for the Russell 2000(R) Value Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's exclusions of real estate investment trusts (REITs) and certain utilities detracted from performance relative to the benchmark, as REITs and utilities generally outperformed in the U.S. Conversely, with mid-caps outperforming small-caps for the period, the Portfolio's inclusion of mid-caps contributed positively to performance relative to the small-cap benchmark.

U.S. SMALL CAP VALUE PORTFOLIO

   The U.S. Small Cap Value Portfolio invests in a broadly diversified group of U.S. small-cap value stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Portfolio held approximately 990 securities. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were -3.04% for the Portfolio and 3.22% for the Russell 2000(R) Value Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. With low relative price (value) stocks generally underperforming high relative price (growth) stocks for the period, the Portfolio's greater emphasis on value stocks detracted from performance relative to the benchmark. At the sector level, the Portfolio's exclusions of real estate investment trusts (REITs) and certain utilities also had a negative impact on relative performance, as REITs and utilities generally outperformed in the U.S.

U.S. CORE EQUITY 1 PORTFOLIO

   The U.S. Core Equity 1 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Portfolio held approximately 2,800 securities. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 11.18% for the Portfolio and 13.49% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's greater emphasis on small-cap stocks detracted from performance relative to the benchmark, as small-caps generally underperformed large-caps for the period. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Portfolio's greater emphasis on value stocks also detracted from relative performance.

U.S. CORE EQUITY 2 PORTFOLIO

   The U.S. Core Equity 2 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the U.S. Core Equity 1 Portfolio and the market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Portfolio held approximately 2,900 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 9.78% for the Portfolio and 13.49% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's greater emphasis on small-cap stocks detracted from performance relative to the benchmark, as small-caps generally underperformed large-caps for the period. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Portfolio's greater emphasis on value stocks also detracted from relative performance.

U.S. VECTOR EQUITY PORTFOLIO

   The U.S. Vector Equity Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market. The Portfolio's increased exposure to small-cap and value stocks may be achieved by decreasing the allocation to or excluding the largest high relative price (growth) stocks in the U.S. market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Portfolio held approximately 2,500 securities. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 5.92% for the Portfolio and 13.49% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's greater emphasis on small-cap stocks detracted from performance relative to the benchmark, as small-caps generally underperformed large-caps for the period. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Portfolio's greater emphasis on value stocks also detracted from relative performance.

U.S. SMALL CAP PORTFOLIO

   The U.S. Small Cap Portfolio invests in a broadly diversified group of U.S. small-cap stocks. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Portfolio held approximately 2,100 securities. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 1.41% for the Portfolio and 4.90% for the Russell 2000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's exclusion of stocks with the lowest profitability and highest relative price detracted from performance relative to the benchmark, as those stocks outperformed. The Portfolio's exclusion of real estate investment trusts (REITs) also detracted from relative performance, as REITs generally outperformed in the U.S.

U.S. MICRO CAP PORTFOLIO

   The U.S. Micro Cap Portfolio invests in a broadly diversified group of U.S. micro-cap companies. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Portfolio held approximately 1,700 securities. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 0.24% for the Portfolio and 4.90% for the Russell 2000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. With micro-caps underperforming small-caps for the period, the Portfolio's focus on micro-caps detracted from performance relative to the small-cap benchmark. The Portfolio's exclusion of real estate investment trusts (REITs) also had a negative impact on relative performance, as REITs generally outperformed in the U.S.

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

   The U.S. High Relative Profitability Portfolio seeks to capture the returns of U.S. large-cap stocks with higher profitability. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap high relative profitability segment of the U.S. market. As of October 31, 2019, the Portfolio held approximately 240 securities. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 15.88% for the Portfolio and 14.15% for the Russell 1000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's focus on stocks with higher profitability contributed positively to performance relative to the benchmark, as higher-profitability stocks generally outperformed lower-profitability stocks.

DFA REAL ESTATE SECURITIES PORTFOLIO

   The DFA Real Estate Securities Portfolio invests in a broadly diversified group of U.S. real estate securities. As of October 31, 2019, the Portfolio held approximately 160 securities. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 25.64% for the Portfolio, 14.33% for the S&P 500(R) Index, and 20.72% for the Dow Jones U.S. Select REIT lndex/SM/, the Portfolio's benchmarks. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. real estate securities market rather than by the behavior of a limited number of securities. Differences in REIT eligibility between the Portfolio and the benchmark contributed positively to the Portfolio's performance relative to the benchmark, most notably among tower, net lease, and data center REITs. The Portfolio includes tower, net lease, and data center REITs, which generally outperformed, whereas the REIT benchmark typically excludes these securities.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2019

EXPENSE TABLES

                                       BEGINNING  ENDING               EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                         VALUE    VALUE     EXPENSE     DURING
                                       05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                       --------- --------- ---------- ----------
ENHANCED U.S. LARGE COMPANY PORTFOLIO
-------------------------------------
Actual Fund Return.................... $1,000.00 $1,043.40      0.15%   $0.77
Hypothetical 5% Annual Return......... $1,000.00 $1,024.45      0.15%   $0.77

U.S. LARGE CAP EQUITY PORTFOLIO
-------------------------------
Actual Fund Return.................... $1,000.00 $1,033.00      0.19%   $0.97
Hypothetical 5% Annual Return......... $1,000.00 $1,024.25      0.19%   $0.97

DISCLOSURE OF FUND EXPENSES

CONTINUED


                                            BEGINNING  ENDING               EXPENSES
                                             ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                              VALUE    VALUE     EXPENSE     DURING
                                            05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                            --------- --------- ---------- ----------
U.S. LARGE CAP VALUE PORTFOLIO (2)
----------------------------------
Actual Fund Return......................... $1,000.00 $1,024.90      0.28%   $1.43
Hypothetical 5% Annual Return.............. $1,000.00 $1,023.79      0.28%   $1.43

U.S. TARGETED VALUE PORTFOLIO
-----------------------------
Actual Fund Return
   Class R1 Shares......................... $1,000.00 $  967.10      0.48%   $2.38
   Class R2 Shares......................... $1,000.00 $  966.20      0.63%   $3.12
   Institutional Class Shares.............. $1,000.00 $  967.60      0.38%   $1.88
Hypothetical 5% Annual Return
   Class R1 Shares......................... $1,000.00 $1,022.79      0.48%   $2.45
   Class R2 Shares......................... $1,000.00 $1,022.03      0.63%   $3.21
   Institutional Class Shares.............. $1,000.00 $1,023.29      0.38%   $1.94

U.S. SMALL CAP VALUE PORTFOLIO
------------------------------
Actual Fund Return......................... $1,000.00 $  950.30      0.53%   $2.61
Hypothetical 5% Annual Return.............. $1,000.00 $1,022.53      0.53%   $2.70

U.S. CORE EQUITY 1 PORTFOLIO
----------------------------
Actual Fund Return......................... $1,000.00 $1,024.90      0.20%   $1.02
Hypothetical 5% Annual Return.............. $1,000.00 $1,024.20      0.20%   $1.02

U.S. CORE EQUITY 2 PORTFOLIO
----------------------------
Actual Fund Return......................... $1,000.00 $1,020.20      0.22%   $1.12
Hypothetical 5% Annual Return.............. $1,000.00 $1,024.10      0.22%   $1.12

U.S. VECTOR EQUITY PORTFOLIO
----------------------------
Actual Fund Return......................... $1,000.00 $1,003.00      0.33%   $1.67
Hypothetical 5% Annual Return.............. $1,000.00 $1,023.54      0.33%   $1.68

U.S. SMALL CAP PORTFOLIO
------------------------
Actual Fund Return......................... $1,000.00 $  976.90      0.37%   $1.84
Hypothetical 5% Annual Return.............. $1,000.00 $1,023.34      0.37%   $1.89

U.S. MICRO CAP PORTFOLIO
------------------------
Actual Fund Return......................... $1,000.00 $  979.70      0.53%   $2.64
Hypothetical 5% Annual Return.............. $1,000.00 $1,022.53      0.53%   $2.70

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
------------------------------------------
Actual Fund Return......................... $1,000.00 $1,046.80      0.25%   $1.29
Hypothetical 5% Annual Return.............. $1,000.00 $1,023.95      0.25%   $1.28

DISCLOSURE OF FUND EXPENSES

CONTINUED


                                      BEGINNING  ENDING               EXPENSES
                                       ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                        VALUE    VALUE     EXPENSE     DURING
                                      05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                      --------- --------- ---------- ----------
DFA REAL ESTATE SECURITIES PORTFOLIO
------------------------------------
Actual Fund Return................... $1,000.00 $1,110.50      0.18%   $0.96
Hypothetical 5% Annual Return........ $1,000.00 $1,024.30      0.18%   $0.92

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.
(2)The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 30, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company's holdings, which reflect the investments by category or country.

FEEDER FUND

                                          AFFILIATED INVESTMENT COMPANY
                                          -----------------------------
         U.S. Large Cap Value Portfolio..             100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

                    ENHANCED U.S. LARGE COMPANY PORTFOLIO
      Corporate...................................................  25.1%
      Government..................................................  16.5%
      Foreign Corporate...........................................  31.0%
      Foreign Government..........................................  20.4%
      Supranational...............................................   7.0%
                                                                   -----
                                                                   100.0%

DOMESTIC EQUITY PORTFOLIOS

                       U.S. LARGE CAP EQUITY PORTFOLIO
      Communication Services......................................  10.2%
      Consumer Discretionary......................................  11.2%
      Consumer Staples............................................   6.9%
      Energy......................................................   4.2%
      Financials..................................................  13.6%
      Health Care.................................................  13.9%
      Industrials.................................................  11.7%
      Information Technology......................................  22.0%
      Materials...................................................   3.5%
      Real Estate.................................................   0.2%
      Utilities...................................................   2.6%
                                                                   -----
                                                                   100.0%

                         U.S. CORE EQUITY 1 PORTFOLIO
      Communication Services......................................   8.6%
      Consumer Discretionary......................................  12.2%
      Consumer Staples............................................   6.4%
      Energy......................................................   4.8%
      Financials..................................................  15.1%
      Health Care.................................................  11.6%
      Industrials.................................................  12.9%
      Information Technology......................................  21.1%
      Materials...................................................   4.0%
      Real Estate.................................................   0.3%
      Utilities...................................................   3.0%
                                                                   -----
                                                                   100.0%

                           U.S. SMALL CAP PORTFOLIO
      Communication Services......................................   3.5%
      Consumer Discretionary......................................  14.5%
      Consumer Staples............................................   4.2%
      Energy......................................................   4.5%
      Financials..................................................  20.3%
      Health Care.................................................   9.3%
      Industrials.................................................  20.4%
      Information Technology......................................  13.8%
      Materials...................................................   5.3%
      Real Estate.................................................   0.5%
      Utilities...................................................   3.7%
                                                                   -----
                                                                   100.0%

                     DFA REAL ESTATE SECURITIES PORTFOLIO
      Real Estate................................................. 100.0%
                                                                   -----
                                                                   100.0%

                        U.S. TARGETED VALUE PORTFOLIO
      Communication Services......................................   3.2%
      Consumer Discretionary......................................  14.0%
      Consumer Staples............................................   4.0%
      Energy......................................................   7.4%
      Financials..................................................  27.9%
      Health Care.................................................   4.9%
      Industrials.................................................  20.7%
      Information Technology......................................  11.1%
      Materials...................................................   6.4%
      Real Estate.................................................   0.2%
      Utilities...................................................   0.2%
                                                                   -----
                                                                   100.0%

                         U.S. CORE EQUITY 2 PORTFOLIO
      Communication Services......................................   7.5%
      Consumer Discretionary......................................  12.3%
      Consumer Staples............................................   5.8%
      Energy......................................................   4.8%
      Financials..................................................  16.5%
      Health Care.................................................  11.6%
      Industrials.................................................  14.1%
      Information Technology......................................  20.6%
      Materials...................................................   4.3%
      Real Estate.................................................   0.3%
      Utilities...................................................   2.2%
                                                                   -----
                                                                   100.0%

                           U.S. MICRO CAP PORTFOLIO
      Communication Services......................................   2.5%
      Consumer Discretionary......................................  13.0%
      Consumer Staples............................................   4.0%
      Energy......................................................   5.3%
      Financials..................................................  22.6%
      Health Care.................................................  10.8%
      Industrials.................................................  20.6%
      Information Technology......................................  13.5%
      Materials...................................................   4.6%
      Real Estate.................................................   0.8%
      Utilities...................................................   2.3%
                                                                   -----
                                                                   100.0%

                        U.S. SMALL CAP VALUE PORTFOLIO
      Communication Services......................................   3.5%
      Consumer Discretionary......................................  13.8%
      Consumer Staples............................................   3.8%
      Energy......................................................   8.0%
      Financials..................................................  29.1%
      Health Care.................................................   3.3%
      Industrials.................................................  19.5%
      Information Technology......................................  11.6%
      Materials...................................................   6.9%
      Real Estate.................................................   0.3%
      Utilities...................................................   0.2%
                                                                   -----
                                                                   100.0%

                         U.S. VECTOR EQUITY PORTFOLIO
      Communication Services......................................   6.6%
      Consumer Discretionary......................................  11.0%
      Consumer Staples............................................   4.0%
      Energy......................................................   5.8%
      Financials..................................................  24.4%
      Health Care.................................................   8.8%
      Industrials.................................................  17.1%
      Information Technology......................................  15.4%
      Materials...................................................   5.1%
      Real Estate.................................................   0.5%
      Utilities...................................................   1.3%
                                                                   -----
                                                                   100.0%

                  U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
      Communication Services......................................   5.9%
      Consumer Discretionary......................................  16.5%
      Consumer Staples............................................   9.4%
      Energy......................................................   1.2%
      Financials..................................................   3.2%
      Health Care.................................................  11.9%
      Industrials.................................................  17.1%
      Information Technology......................................  32.5%
      Materials...................................................   2.3%
                                                                   -----
                                                                   100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
BONDS -- (80.3%)
AUSTRALIA -- (1.9%)
Australia & New Zealand Banking Group, Ltd.
(Omega)  2.250%, 12/19/19.................................................      1,000  $ 1,000,478
         5.100%, 01/13/20.................................................        750      754,558
National Australia Bank, Ltd.
         2.500%, 01/12/21.................................................      3,500    3,521,805
Westpac Banking Corp.
(r)      2.974%, 08/19/21.................................................      2,105    2,128,120
                                                                                       -----------
TOTAL AUSTRALIA...........................................................               7,404,961
                                                                                       -----------
BELGIUM -- (3.0%)
Dexia Credit Local SA
         0.040%, 12/11/19................................................. EUR  1,000    1,115,681
         0.250%, 03/19/20................................................. EUR  1,000    1,117,753
         2.000%, 01/22/21................................................. EUR  8,000    9,183,485
                                                                                       -----------
TOTAL BELGIUM.............................................................              11,416,919
                                                                                       -----------
CANADA -- (13.1%)
Bank of Montreal
         0.250%, 11/17/21................................................. EUR  2,494    2,798,818
Bank of Nova Scotia (The)
         2.270%, 01/13/20................................................. CAD  4,000    3,039,162
(r)      2.406%, 04/20/21.................................................        908      910,925
CPPIB Capital, Inc.
         1.400%, 06/04/20................................................. CAD  6,200    4,699,074
Manitoba, Province of Canada
         0.750%, 12/15/21................................................. GBP  2,500    3,222,339
Province of Alberta Canada
         1.250%, 06/01/20................................................. CAD  2,000    1,514,524
Province of British Columbia Canada
         3.700%, 12/18/20................................................. CAD  6,000    4,656,457
Province of Quebec Canada
         4.500%, 12/01/20................................................. CAD  5,500    4,299,237
Province of Saskatchewan Canada
         3.900%, 07/28/20................................................. CAD  6,300    4,859,576
Royal Bank of Canada
         2.350%, 12/09/19................................................. CAD  1,300      987,461
         2.860%, 03/04/21................................................. CAD  5,000    3,839,344
         2.030%, 03/15/21................................................. CAD  2,130    1,618,451
(r)      2.326%, 04/30/21.................................................        357      358,272
(r)      0.096%, 07/24/20................................................. EUR  1,000    1,119,052
(r)      0.050%, 08/06/20................................................. EUR  3,000    3,355,589
Toronto-Dominion Bank (The)
         1.693%, 04/02/20................................................. CAD  3,000    2,276,114
         2.563%, 06/24/20................................................. CAD  5,000    3,813,150

                                                                                   FACE
                                                                                  AMOUNT^   VALUE+
                                                                                  ------- -----------
                                                                                   (000)
CANADA -- (Continued)
            0.625%, 03/08/21................................................. EUR  3,000  $ 3,383,132
                                                                                          -----------
TOTAL CANADA.................................................................              50,750,677
                                                                                          -----------
DENMARK -- (2.3%)
Denmark Government Bond
            3.000%, 11/15/21................................................. DKK 55,000    8,839,919
                                                                                          -----------
FRANCE -- (2.2%)
Caisse d'Amortissement de la Dette Sociale
            4.250%, 04/25/20................................................. EUR  1,000    1,139,932
Sanofi Floating Rate Note
(r)         0.000%, 03/21/20................................................. EUR  2,000    2,233,432
SNCF Mobilites
            3.625%, 06/03/20................................................. EUR  1,000    1,141,012
SNCF Reseau EPIC
            5.500%, 12/01/21................................................. GBP  2,000    2,830,464
Total Capital International SA Floating Rate Note
(r)         0.000%, 03/19/20................................................. EUR    100      111,663
Unedic Asseo
            0.125%, 03/05/20................................................. EUR    750      837,778
                                                                                          -----------
TOTAL FRANCE.................................................................               8,294,281
                                                                                          -----------
GERMANY -- (7.6%)
BMW US Capital LLC
(r)(Omega)  2.676%, 08/13/21.................................................      1,640    1,643,086
Daimler Finance North America LLC
(Omega)     2.250%, 03/02/20.................................................      1,500    1,501,390
(r)(Omega)  2.677%, 05/04/20.................................................        500      500,288
Deutsche Bahn Finance GMBH
            1.750%, 11/06/20................................................. EUR  3,910    4,452,399
EMD Finance LLC
(Omega)     2.400%, 03/19/20.................................................      2,100    2,101,367
FMS Wertmanagement
            0.625%, 03/06/20................................................. GBP  1,000    1,293,988
Kreditanstalt fuer Wiederaufbau
            1.375%, 01/28/20................................................. CAD  5,000    3,792,005
Landeskreditbank Baden-Wuerttemberg Foerderbank
            0.125%, 11/05/20................................................. EUR  9,765   10,951,673
State of North Rhine-Westphalia Germany Floating Rate Note
(r)         0.857%, 10/29/21................................................. GBP    800    1,035,452

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED


                                                                                   FACE
                                                                                  AMOUNT^   VALUE+
                                                                                  ------- -----------
                                                                                   (000)
GERMANY -- (Continued)
Volkswagen Group of America Finance LLC
            2.450%, 11/20/19.................................................      2,000  $ 2,000,396
                                                                                          -----------
TOTAL GERMANY................................................................              29,272,044
                                                                                          -----------
JAPAN -- (7.3%)
American Honda Finance Corp.
(r)         2.488%, 06/11/21.................................................      2,893    2,899,898
Mitsubishi UFJ Financial Group, Inc.
(r)         2.586%, 07/26/21.................................................        465      466,866
Mizuho Bank Ltd.
(Omega)     2.400%, 03/26/20.................................................      2,000    2,003,446
Mizuho Financial Group, Inc.
(r)         3.267%, 09/13/21.................................................        800      810,032
MUFG Bank, Ltd.
(Omega)     2.300%, 03/05/20.................................................      1,400    1,401,370
Nissan Motor Acceptance Corp.
(Omega)     2.125%, 03/03/20.................................................      1,300    1,300,010
Nissan Motor Acceptance Corp. Floating Rate Note
(r)(Omega)  2.639%, 03/15/21.................................................      1,700    1,700,620
Shire Acquisitions Investments Ireland DAC
            2.400%, 09/23/21.................................................        515      517,969
Sumitomo Mitsui Financial Group, Inc.
(r)         3.782%, 03/09/21.................................................      2,500    2,545,922
(r)         3.106%, 10/19/21.................................................        381      385,756
Total Capital Canada, Ltd.
            1.875%, 07/09/20................................................. EUR    500      565,991
            1.125%, 03/18/22................................................. EUR  3,000    3,450,994
Toyota Credit Canada, Inc.
            1.800%, 02/19/20................................................. CAD  6,500    4,932,617
            2.200%, 02/25/21................................................. CAD  4,500    3,423,533
Toyota Finance Australia, Ltd.
            0.000%, 04/09/21................................................. EUR  1,200    1,339,816
Toyota Motor Finance Netherlands BV
            0.250%, 01/10/22................................................. EUR    500      561,889
                                                                                          -----------
TOTAL JAPAN..................................................................              28,306,729
                                                                                          -----------
NETHERLANDS -- (2.5%)
BNG Bank NV
            5.375%, 06/07/21................................................. GBP    600      831,453
Cooperatieve Rabobank UA
            2.250%, 12/02/19.................................................      1,655    1,655,298
            4.750%, 01/15/20.................................................        700      703,837

                                                                                   FACE
                                                                                  AMOUNT^   VALUE+
                                                                                  ------- -----------
                                                                                   (000)
NETHERLANDS -- (Continued)
Shell International Finance BV
            1.625%, 03/24/21................................................. EUR  5,599  $ 6,407,734
                                                                                          -----------
TOTAL NETHERLANDS............................................................               9,598,322
                                                                                          -----------
NORWAY -- (1.9%)
Equinor ASA
            2.000%, 09/10/20................................................. EUR  1,415    1,608,421
            5.625%, 03/11/21................................................. EUR  4,913    5,909,540
                                                                                          -----------
TOTAL NORWAY.................................................................               7,517,961
                                                                                          -----------
SPAIN -- (0.7%)
Telefonica Emisiones SA
            5.462%, 02/16/21.................................................      2,500    2,608,239
                                                                                          -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (6.7%)
Council Of Europe Development Bank
            3.000%, 07/13/20................................................. EUR  2,805    3,203,535
European Investment Bank Floating Rate Note
(r)         1.015%, 02/17/20................................................. GBP  2,000    2,592,540
(r)         0.964%, 05/21/21................................................. GBP    500      649,416
(r)         0.835%, 02/18/22................................................. GBP  4,000    5,185,028
European Investment Bank
            2.625%, 03/16/20................................................. EUR  2,700    3,045,253
European Stability Mechanism
            0.000%, 11/07/19................................................. EUR  2,000    2,230,874
European Stability Mechanism Treasury Bill
            0.000%, 11/21/19................................................. EUR  3,706    4,134,317
            0.000%, 01/09/20................................................. EUR  3,000    3,349,057
Nordic Investment Bank
            1.375%, 07/15/20................................................. NOK 14,890    1,614,865
                                                                                          -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.................................              26,004,885
                                                                                          -----------
SWEDEN -- (3.6%)
Kommuninvest I Sverige AB
            0.750%, 02/16/20................................................. SEK 15,000    1,556,889
            2.500%, 12/01/20................................................. SEK 36,120    3,838,768
            1.000%, 09/15/21................................................. SEK 42,000    4,425,680
Skandinaviska Enskilda Banken AB
(r)(Omega)  2.554%, 05/17/21.................................................      3,000    3,008,280
Svenska Handelsbanken AB
            2.400%, 10/01/20.................................................      1,000    1,005,936
                                                                                          -----------
TOTAL SWEDEN.................................................................              13,835,553
                                                                                          -----------

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

                                                                             FACE
                                                                            AMOUNT^   VALUE+
                                                                            ------- -----------
                                                                             (000)
SWITZERLAND -- (0.8%)
Nestle Finance International, Ltd.
      0.750%, 11/08/21................................................. EUR  2,827  $ 3,213,502
                                                                                    -----------
UNITED KINGDOM -- (4.8%)
Barclays P.L.C.
      2.750%, 11/08/19.................................................      1,500    1,500,085
      2.875%, 06/08/20.................................................        500      501,430
BP Capital Markets P.L.C.
      2.315%, 02/13/20.................................................      2,550    2,553,492
BP Capital Markets plc
(r)   2.989%, 09/16/21.................................................        500      505,903
HSBC Holdings PLC
#(r)  3.792%, 05/25/21.................................................      2,170    2,209,969
HSBC USA, Inc.
      2.375%, 11/13/19.................................................      1,000    1,000,092
United Kingdom Treasury Bill
      0.000%, 11/04/19................................................. GBP  6,000    7,772,101
      0.000%, 11/11/19................................................. GBP  2,000    2,590,319
                                                                                    -----------
TOTAL UNITED KINGDOM...................................................              18,633,391
                                                                                    -----------
UNITED STATES -- (21.9%)
Allergan Funding SCS
      3.000%, 03/12/20.................................................      1,200    1,202,958
Allergan, Inc.
      3.375%, 09/15/20.................................................      1,800    1,821,289
Altria Group, Inc.
#     2.625%, 01/14/20.................................................      2,000    2,000,605
Amgen, Inc.
      2.200%, 05/11/20.................................................      1,000    1,001,858
Anthem, Inc.
      2.500%, 11/21/20.................................................      1,766    1,777,779
AT&T, Inc.
      2.450%, 06/30/20.................................................      1,500    1,504,506
(r)   2.951%, 07/15/21.................................................      1,000    1,010,200
Autodesk, Inc.
      3.125%, 06/15/20.................................................      1,500    1,507,900
Biogen, Inc.
      2.900%, 09/15/20.................................................      2,000    2,015,821
Broadcom Corp. / Broadcom Cayman Finance Ltd.
      3.000%, 01/15/22.................................................      2,900    2,938,372
Capital One NA
      2.350%, 01/31/20.................................................      1,500    1,500,884
Caterpillar Financial Services Corp.
(r)   2.338%, 05/15/20.................................................      2,000    2,001,474
(r)   2.382%, 09/07/21.................................................      1,115    1,115,323
Citibank NA
#     2.100%, 06/12/20.................................................      1,000    1,001,372
Citigroup, Inc.
(r)   3.456%, 08/02/21.................................................      1,600    1,623,120

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- ----------
                                                                                 (000)
UNITED STATES -- (Continued)
Citizens Bank N.A.
          2.450%, 12/04/19.................................................      2,200  $2,200,792
Comcast Corp.
(r)       2.539%, 10/01/21.................................................        500     502,665
CVS Health Corp.
          2.800%, 07/20/20.................................................      1,500   1,507,116
Dominion Energy Gas Holdings LLC
(r)       2.719%, 06/15/21.................................................      3,000   3,014,550
Eastman Chemical Co.
          2.700%, 01/15/20.................................................        622     622,468
Enterprise Products Operating LLC
          5.250%, 01/31/20.................................................      2,000   2,015,324
Exelon Generation Co. LLC
          2.950%, 01/15/20.................................................      2,000   2,001,197
GE Capital International Funding Co., Unlimited Co.
          2.342%, 11/15/20.................................................      2,000   1,998,728
General Electric Co.
          2.200%, 01/09/20.................................................      1,000     999,765
General Mills, Inc.
(r)       2.541%, 04/16/21.................................................      1,325   1,328,591
General Motors Financial Co., Inc.
          3.150%, 01/15/20.................................................      1,600   1,602,163
Gilead Sciences, Inc.
#         2.350%, 02/01/20.................................................      1,500   1,501,045
Harley-Davidson Financial Services, Inc.
#(Omega)  2.150%, 02/26/20.................................................      1,000     999,308
IBM Credit LLC
(r)       2.226%, 01/20/21.................................................      2,725   2,730,068
JM Smucker Co. (The)
#         2.500%, 03/15/20.................................................      1,061   1,062,580
John Deere Capital Corp.
          2.050%, 03/10/20.................................................        220     220,108
#(r)      2.394%, 09/10/21.................................................      2,022   2,023,031
LyondellBasell Industries NV
          6.000%, 11/15/21.................................................      2,500   2,668,938
Merck & Co., Inc.
          1.125%, 10/15/21................................................. EUR  1,700   1,939,815
Molson Coors Brewing Co.
          2.100%, 07/15/21.................................................      2,800   2,802,111
National Rural Utilities Cooperative Finance Corp.
(r)       2.479%, 06/30/21.................................................      3,000   3,009,794
NetApp, Inc.
          3.375%, 06/15/21.................................................      1,014   1,032,989
Newmont Goldcorp Corp.
          3.625%, 06/09/21.................................................      2,800   2,864,535
Nordstrom, Inc.
          4.000%, 10/15/21.................................................      2,500   2,561,519

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

                                                                                                     FACE
                                                                                                    AMOUNT^    VALUE+
                                                                                                    ------- ------------
                                                                                                     (000)
UNITED STATES -- (Continued)
Oracle Corp.
                              2.250%, 01/10/21................................................. EUR  2,000  $  2,296,991
Philip Morris International, Inc.
                              2.000%, 02/21/20.................................................      3,000     3,000,619
PNC Bank NA
                              2.600%, 07/21/20.................................................      1,000     1,004,416
Procter & Gamble Co. (The)
                              2.000%, 11/05/21................................................. EUR  1,000     1,166,144
Quest Diagnostics, Inc.
                              4.750%, 01/30/20.................................................      1,131     1,137,723
Southern Co. (The)
                              2.750%, 06/15/20.................................................      1,000     1,003,926
Walgreens Boots Alliance, Inc.
                              3.300%, 11/18/21.................................................      2,500     2,555,655
Wells Fargo & Co.
(r)                           3.473%, 03/04/21.................................................        696       705,619
(r)                           2.961%, 07/26/21.................................................      2,272     2,299,718
Zimmer Biomet Holdings, Inc.
                              2.700%, 04/01/20.................................................      2,000     2,004,018
                                                                                                            ------------
TOTAL UNITED STATES............................................................................               84,407,490
                                                                                                            ------------
TOTAL BONDS....................................................................................              310,104,873
                                                                                                            ------------
U.S. TREASURY OBLIGATIONS -- (15.9%)
U.S. Treasury Bills
                              1.282%, 11/12/19.................................................      2,500     2,498,843
                              0.000%, 11/26/19.................................................      3,000     2,996,772
U.S. Treasury Notes
(r)(double left angle quote)  1.776%, 04/30/21.................................................     46,000    45,940,921
(r)                           1.857%, 07/31/21.................................................     10,000     9,998,475
                                                                                                            ------------
TOTAL U.S. TREASURY OBLIGATIONS................................................................               61,435,011
                                                                                                            ------------
TOTAL INVESTMENT SECURITIES
  (Cost $371,670,207)..........................................................................              371,539,884
                                                                                                            ------------

                                                                              FACE
                                                                             AMOUNT^    VALUE+
                                                                             ------- ------------
                                                                              (000)
COMMERCIAL PAPER -- (3.5%)
(Omega)  Boeing Co. 2.097%, 12/10/19......................................     2,000 $  1,996,260
(Omega)  Campbell Soup Co. 2.191%, 01/22/20...............................     3,000    2,984,846
(Omega)  Enel Finance America 2.401%, 01/23/20............................     2,500    2,487,668
Intesa Funding LLC
         2.290%, 11/25/19.................................................     1,500    1,497,875
         2.296%, 04/20/20.................................................     2,000    1,978,385
(Omega)  John Deere Ltd. 1.971%, 11/07/19.................................     1,000      999,701
         Santander UK PLC 2.164%, 11/04/19................................     1,500    1,499,718
                                                                                     ------------
TOTAL COMMERCIAL PAPER....................................................             13,444,453
                                                                                     ------------
                                                                             SHARES
                                                                             -------
SECURITIES LENDING COLLATERAL -- (0.3%)
@(S)     The DFA Short Term Investment Fund...............................   111,401    1,289,019
                                                                                     ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $386,402,183).....................................................           $386,273,356
                                                                                     ============

As of October 31, 2019, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                                  UNREALIZED
                                                                                                   FOREIGN
                                                                                                   EXCHANGE
                                                                                     SETTLEMENT  APPRECIATION
 CURRENCY PURCHASED      CURRENCY SOLD                   COUNTERPARTY                   DATE    (DEPRECIATION)
--------------------- --------------------- ---------------------------------------  ---------- --------------
EUR         1,745,958 USD         1,937,424 HSBC Bank                                 12/30/19    $  17,656
USD         1,626,469 NOK        14,921,578 Natwest Markets PLC                       11/15/19        3,758
USD         2,222,639 EUR         1,980,757 Citibank, N.A.                            01/07/20        3,263
USD         2,148,294 SEK        20,639,345 JP Morgan                                 01/10/20        2,032
USD        28,159,962 GBP        21,667,376 State Street Bank and Trust               01/13/20       25,268
                                                                                                  ---------
TOTAL APPRECIATION                                                                                $  51,977

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

                                                                                                  UNREALIZED
                                                                                                   FOREIGN
                                                                                                   EXCHANGE
                                                                                     SETTLEMENT  APPRECIATION
 CURRENCY PURCHASED      CURRENCY SOLD                   COUNTERPARTY                   DATE    (DEPRECIATION)
--------------------- --------------------- ---------------------------------------  ---------- --------------
GBP        21,763,630 USD        28,216,764 State Street Bank and Trust               11/04/19  $     (25,241)
USD         2,565,323 GBP         1,989,693 Bank of America Corp.                     11/04/19        (12,026)
USD        24,450,394 GBP        19,773,937 Bank of America Corp.                     11/04/19     (1,163,780)
USD        50,811,832 EUR        46,165,232 Citibank, N.A.                            12/30/19       (882,830)
USD         2,263,772 EUR         2,040,316 State Street Bank and Trust               01/07/20        (22,339)
USD         3,515,431 EUR         3,141,802 State Street Bank and Trust               01/07/20         (4,860)
USD         4,368,665 EUR         3,906,056 State Street Bank and Trust               01/07/20         (7,950)
USD         4,801,217 EUR         4,346,104 State Street Bank and Trust               01/07/20        (68,457)
USD        21,478,509 EUR        19,234,721 Barclays Bank PLC                         01/07/20        (73,397)
USD         1,699,781 SEK        16,541,279 JP Morgan                                 01/10/20        (20,327)
USD         5,961,335 SEK        58,287,471 Barclays Capital                          01/10/20        (99,912)
USD        47,893,862 CAD        63,309,316 Bank of America Corp.                     01/14/20       (193,697)
USD         8,937,569 DKK        59,634,019 State Street Bank and Trust               01/16/20        (16,638)
                                                                                                -------------
TOTAL (DEPRECIATION)                                                                            $  (2,591,454)
                                                                                                -------------
TOTAL APPRECIATION
  (DEPRECIATION)                                                                                $  (2,539,477)
                                                                                                =============

As of October 31, 2019, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................   2,558    12/20/19  $375,192,009 $388,278,820  $13,086,811
                                                                        ------------ ------------  -----------
TOTAL FUTURES CONTRACTS...........................                      $375,192,009 $388,278,820  $13,086,811
                                                                        ============ ============  ===========

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                           -----------------------------------------
                                           LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
                                           -------- ----------- -------- -----------
Bonds
   Australia..............................       -- $ 7,404,961       -- $ 7,404,961
   Belgium................................       --  11,416,919       --  11,416,919
   Canada.................................       --  50,750,677       --  50,750,677
   Denmark................................       --   8,839,919       --   8,839,919
   France.................................       --   8,294,281       --   8,294,281
   Germany................................       --  29,272,044       --  29,272,044
   Japan..................................       --  28,306,729       --  28,306,729
   Netherlands............................       --   9,598,322       --   9,598,322
   Norway.................................       --   7,517,961       --   7,517,961
   Spain..................................       --   2,608,239       --   2,608,239
   Supranational Organization Obligations.       --  26,004,885       --  26,004,885
   Sweden.................................       --  13,835,553       --  13,835,553
   Switzerland............................       --   3,213,502       --   3,213,502
   United Kingdom.........................       --  18,633,391       --  18,633,391
   United States..........................       --  84,407,490       --  84,407,490

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------
                                 LEVEL 1      LEVEL 2    LEVEL 3      TOTAL
                               ----------- ------------  -------- ------------
U.S. Treasury Obligations.....          -- $ 61,435,011        -- $ 61,435,011
Commercial Paper..............          --   13,444,453        --   13,444,453
Securities Lending Collateral.          --    1,289,019        --    1,289,019
Forward Currency Contracts**..          --   (2,539,477)       --   (2,539,477)
Futures Contracts**........... $13,086,811           --        --   13,086,811
                               ----------- ------------  -------- ------------
TOTAL......................... $13,086,811 $383,733,879        -- $396,820,690
                               =========== ============  ======== ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                             PERCENTAGE
                                                                      SHARES     VALUE+    OF NET ASSETS++
                                                                      ------- ------------ ---------------
COMMON STOCKS -- (98.6%)
COMMUNICATION SERVICES -- (10.1%)
*   Alphabet, Inc., Class A..........................................  14,019 $ 17,647,117       1.1%
*   Alphabet, Inc., Class C..........................................  14,631   18,436,669       1.1%
    AT&T, Inc........................................................ 425,328   16,370,875       1.0%
    Comcast Corp., Class A........................................... 295,338   13,237,049       0.8%
*   Facebook, Inc., Class A.......................................... 130,421   24,995,185       1.6%
    Verizon Communications, Inc...................................... 310,175   18,756,282       1.2%
    Walt Disney Co. (The)............................................  77,345   10,048,662       0.6%
    Other Securities.................................................           44,412,151       2.8%
                                                                              ------------      ----
TOTAL COMMUNICATION SERVICES.........................................          163,903,990      10.2%
                                                                              ------------      ----
CONSUMER DISCRETIONARY -- (11.0%)
*   Amazon.com, Inc..................................................  23,346   41,477,904       2.6%
    Home Depot, Inc. (The)...........................................  47,497   11,141,846       0.7%
    McDonald's Corp..................................................  32,937    6,478,708       0.4%
    NIKE, Inc., Class B..............................................  63,227    5,661,978       0.3%
    Other Securities.................................................          114,734,529       7.1%
                                                                              ------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................          179,494,965      11.1%
                                                                              ------------      ----
CONSUMER STAPLES -- (6.8%)
    Altria Group, Inc................................................ 124,882    5,593,465       0.3%
    Coca-Cola Co. (The).............................................. 206,538   11,241,863       0.7%
    Costco Wholesale Corp............................................  19,068    5,665,293       0.3%
    PepsiCo, Inc.....................................................  80,434   11,033,132       0.7%
    Procter & Gamble Co. (The)....................................... 108,157   13,466,628       0.8%
    Walmart, Inc.....................................................  77,098    9,040,511       0.6%
    Other Securities.................................................           55,247,326       3.5%
                                                                              ------------      ----
TOTAL CONSUMER STAPLES...............................................          111,288,218       6.9%
                                                                              ------------      ----
ENERGY -- (4.1%)
    Chevron Corp..................................................... 102,507   11,905,163       0.7%
    Exxon Mobil Corp................................................. 181,668   12,275,307       0.8%
    Other Securities.................................................           43,478,722       2.7%
                                                                              ------------      ----
TOTAL ENERGY.........................................................           67,659,192       4.2%
                                                                              ------------      ----
FINANCIALS -- (13.4%)
    Bank of America Corp............................................. 370,339   11,580,501       0.7%
*   Berkshire Hathaway, Inc., Class B................................  83,928   17,841,414       1.1%
    Citigroup, Inc...................................................  93,739    6,736,085       0.4%
    JPMorgan Chase & Co.............................................. 172,651   21,567,563       1.3%
    Wells Fargo & Co................................................. 218,988   11,306,350       0.7%
    Other Securities.................................................          149,289,388       9.4%
                                                                              ------------      ----
TOTAL FINANCIALS.....................................................          218,321,301      13.6%
                                                                              ------------      ----
HEALTH CARE -- (13.7%)
    Abbott Laboratories..............................................  79,822    6,673,917       0.4%
    Amgen, Inc.......................................................  36,106    7,699,605       0.5%
    Eli Lilly & Co...................................................  49,844    5,679,724       0.4%
    Johnson & Johnson................................................ 167,504   22,117,228       1.4%
    Medtronic P.L.C..................................................  57,606    6,273,293       0.4%
    Merck & Co., Inc................................................. 135,162   11,713,139       0.7%

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

                                                                                                   PERCENTAGE
                                                                         SHARES       VALUE+     OF NET ASSETS++
                                                                        --------- -------------- ---------------
HEALTH CARE -- (Continued)
      Pfizer, Inc......................................................   374,272 $   14,360,817        0.9%
      Thermo Fisher Scientific, Inc....................................    20,229      6,108,753        0.4%
      UnitedHealth Group, Inc..........................................    57,369     14,497,146        0.9%
      Other Securities.................................................              128,731,789        7.9%
                                                                                  --------------      -----
TOTAL HEALTH CARE......................................................              223,855,411       13.9%
                                                                                  --------------      -----
INDUSTRIALS -- (11.5%)
      Boeing Co. (The).................................................    23,188      7,881,833        0.5%
      Caterpillar, Inc.................................................    40,564      5,589,719        0.3%
      Union Pacific Corp...............................................    38,406      6,354,657        0.4%
      United Technologies Corp.........................................    44,282      6,358,010        0.4%
      Other Securities.................................................              162,106,242       10.1%
                                                                                  --------------      -----
TOTAL INDUSTRIALS......................................................              188,290,461       11.7%
                                                                                  --------------      -----
INFORMATION TECHNOLOGY -- (21.7%)
      Accenture P.L.C., Class A........................................    32,330      5,994,629        0.4%
*     Adobe, Inc.......................................................    20,995      5,835,140        0.4%
      Apple, Inc.......................................................   255,954     63,671,117        4.0%
      Broadcom, Inc....................................................    21,505      6,297,739        0.4%
      Cisco Systems, Inc...............................................   253,512     12,044,355        0.7%
      Intel Corp.......................................................   350,728     19,826,654        1.2%
      International Business Machines Corp.............................    51,099      6,833,469        0.4%
      Mastercard, Inc., Class A........................................    54,335     15,040,471        0.9%
      Microsoft Corp...................................................   367,753     52,724,748        3.3%
      Oracle Corp......................................................   131,879      7,186,087        0.4%
      QUALCOMM, Inc....................................................    70,210      5,647,692        0.4%
      Texas Instruments, Inc...........................................    56,294      6,642,129        0.4%
#     Visa, Inc., Class A..............................................    87,176     15,592,299        1.0%
      Other Securities.................................................              129,990,852        8.0%
                                                                                  --------------      -----
TOTAL INFORMATION TECHNOLOGY...........................................              353,327,381       21.9%
                                                                                  --------------      -----
MATERIALS -- (3.5%)
      Other Securities.................................................               56,636,848        3.5%
                                                                                  --------------      -----
REAL ESTATE -- (0.2%)
      Other Securities.................................................                3,041,516        0.2%
                                                                                  --------------      -----
UTILITIES -- (2.6%)
      Other Securities.................................................               42,489,625        2.6%
                                                                                  --------------      -----
TOTAL COMMON STOCKS
  (Cost $1,137,548,468)................................................            1,608,308,908       99.8%
                                                                                  --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money Market Fund,
        1.752%......................................................... 2,965,354      2,965,354        0.2%
                                                                                  --------------      -----
SECURITIES LENDING COLLATERAL -- (1.2%)
@(S)  The DFA Short Term Investment Fund............................... 1,704,991     19,728,456        1.2%
                                                                                  --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $1,160,239,437)................................................           $1,631,002,718      101.2%
                                                                                  ==============      =====

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED


Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                  LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                               -------------- ----------- ------- --------------
Common Stocks
   Communication Services..... $  163,903,990          --     --  $  163,903,990
   Consumer Discretionary.....    179,494,965          --     --     179,494,965
   Consumer Staples...........    111,288,218          --     --     111,288,218
   Energy.....................     67,659,192          --     --      67,659,192
   Financials.................    218,321,301          --     --     218,321,301
   Health Care................    223,855,411          --     --     223,855,411
   Industrials................    188,290,461          --     --     188,290,461
   Information Technology.....    353,327,381          --     --     353,327,381
   Materials..................     56,636,848          --     --      56,636,848
   Real Estate................      3,041,516          --     --       3,041,516
   Utilities..................     42,489,625          --     --      42,489,625
Temporary Cash Investments....      2,965,354          --     --       2,965,354
Securities Lending Collateral.             -- $19,728,456     --      19,728,456
                               -------------- ----------- ------  --------------
TOTAL......................... $1,611,274,262 $19,728,456     --  $1,631,002,718
                               ============== =========== ======  ==============

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                 VALUE+
                                                             ---------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company.................................. $25,666,839,275
                                                             ---------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $25,666,839,275
                                                             ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS++
                                                                      --------- -------------- ---------------
COMMON STOCKS -- (92.1%)
COMMUNICATION SERVICES -- (2.9%)
    News Corp., Class A.............................................. 2,484,324 $   34,060,082       0.3%
    Other Securities.................................................              300,416,006       2.8%
                                                                                --------------      ----
TOTAL COMMUNICATION SERVICES.........................................              334,476,088       3.1%
                                                                                --------------      ----
CONSUMER DISCRETIONARY -- (12.9%)
*   AutoNation, Inc..................................................   725,245     36,878,708       0.3%
    BorgWarner, Inc..................................................   877,413     36,570,574       0.3%
#   Dick's Sporting Goods, Inc.......................................   871,974     33,945,948       0.3%
#   Foot Locker, Inc.................................................   805,205     35,034,470       0.3%
#   Macy's, Inc...................................................... 2,761,562     41,865,280       0.4%
    PulteGroup, Inc..................................................   972,588     38,164,353       0.4%
    Toll Brothers, Inc............................................... 1,501,529     59,715,808       0.6%
    Other Securities.................................................            1,216,698,080      11.3%
                                                                                --------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................            1,498,873,221      13.9%
                                                                                --------------      ----
CONSUMER STAPLES -- (3.7%)
    Bunge, Ltd.......................................................   692,640     37,402,560       0.4%
*   Post Holdings, Inc...............................................   576,951     59,368,258       0.6%
*   US Foods Holding Corp............................................ 1,417,618     56,236,906       0.5%
    Other Securities.................................................              276,694,351       2.5%
                                                                                --------------      ----
TOTAL CONSUMER STAPLES...............................................              429,702,075       4.0%
                                                                                --------------      ----
ENERGY -- (6.8%)
    Helmerich & Payne, Inc...........................................   893,686     33,513,225       0.3%
    HollyFrontier Corp...............................................   713,678     39,209,469       0.4%
#   Murphy Oil Corp.................................................. 1,939,932     40,020,797       0.4%
    PBF Energy, Inc., Class A........................................ 1,309,359     42,266,109       0.4%
*   WPX Energy, Inc.................................................. 3,408,154     34,013,377       0.3%
    Other Securities.................................................              604,741,338       5.6%
                                                                                --------------      ----
TOTAL ENERGY.........................................................              793,764,315       7.4%
                                                                                --------------      ----
FINANCIALS -- (25.7%)
    Assured Guaranty, Ltd............................................ 1,107,595     51,968,357       0.5%
*   Athene Holding, Ltd., Class A....................................   786,477     34,093,778       0.3%
#   Invesco, Ltd..................................................... 1,986,347     33,410,357       0.3%
    Investors Bancorp, Inc........................................... 2,930,842     35,316,646       0.3%
#   New York Community Bancorp, Inc.................................. 4,318,809     50,314,125       0.5%
    Old Republic International Corp.................................. 1,768,205     39,501,700       0.4%
#   PacWest Bancorp.................................................. 1,343,347     49,690,406       0.5%
#   People's United Financial, Inc................................... 3,724,019     60,217,387       0.6%
    Popular, Inc.....................................................   851,648     46,380,750       0.4%
#   Prosperity Bancshares, Inc.......................................   511,178     35,281,506       0.3%
    Santander Consumer USA Holdings, Inc............................. 1,775,982     44,541,629       0.4%
    TCF Financial Corp............................................... 1,146,816     45,402,445       0.4%
    Unum Group....................................................... 1,419,659     39,097,409       0.4%
#   Voya Financial, Inc..............................................   843,342     45,506,734       0.4%
    Other Securities.................................................            2,364,446,190      21.9%
                                                                                --------------      ----
TOTAL FINANCIALS.....................................................            2,975,169,419      27.6%
                                                                                --------------      ----

U.S. TARGETED VALUE PORTFOLIO

CONTINUED


                                                                                                   PERCENTAGE
                                                                        SHARES       VALUE+      OF NET ASSETS++
                                                                      ---------- --------------- ---------------
HEALTH CARE -- (4.5%)
    Perrigo Co. P.L.C................................................    959,782 $    50,887,642       0.5%
    Other Securities.................................................                472,511,451       4.3%
                                                                                 ---------------      ----
TOTAL HEALTH CARE....................................................                523,399,093       4.8%
                                                                                 ---------------      ----
INDUSTRIALS -- (19.0%)
*   AECOM............................................................  1,506,232      60,264,342       0.6%
    AGCO Corp........................................................    461,249      35,373,186       0.3%
#   Air Lease Corp...................................................  1,055,768      46,432,677       0.4%
    AMERCO...........................................................    104,935      42,502,872       0.4%
#*  Colfax Corp......................................................  1,011,578      33,989,021       0.3%
*   Genesee & Wyoming, Inc., Class A.................................    544,362      60,440,513       0.6%
*   JetBlue Airways Corp.............................................  2,616,272      50,494,050       0.5%
#   Knight-Swift Transportation Holdings, Inc........................  1,027,428      37,460,025       0.4%
#*  MasTec, Inc......................................................    584,383      36,781,066       0.3%
    Owens Corning....................................................    734,162      44,989,447       0.4%
    Quanta Services, Inc.............................................  1,422,606      59,820,582       0.6%
    Other Securities.................................................              1,700,725,336      15.7%
                                                                                 ---------------      ----
TOTAL INDUSTRIALS....................................................              2,209,273,117      20.5%
                                                                                 ---------------      ----
INFORMATION TECHNOLOGY -- (10.3%)
*   Arrow Electronics, Inc...........................................    922,098      73,103,929       0.7%
    Avnet, Inc.......................................................  1,141,128      45,143,024       0.4%
    Jabil, Inc.......................................................  1,280,115      47,133,834       0.4%
    SYNNEX Corp......................................................    365,094      42,986,168       0.4%
*   Tech Data Corp...................................................    455,346      55,324,539       0.5%
*   Xerox Holdings Corp..............................................  1,083,724      36,770,755       0.3%
    Other Securities.................................................                888,576,221       8.3%
                                                                                 ---------------      ----
TOTAL INFORMATION TECHNOLOGY.........................................              1,189,038,470      11.0%
                                                                                 ---------------      ----
MATERIALS -- (5.9%)
    Reliance Steel & Aluminum Co.....................................    646,255      74,991,430       0.7%
    Other Securities.................................................                611,325,201       5.7%
                                                                                 ---------------      ----
TOTAL MATERIALS......................................................                686,316,631       6.4%
                                                                                 ---------------      ----
REAL ESTATE -- (0.2%)
    Other Securities.................................................                 21,955,071       0.2%
                                                                                 ---------------      ----
UTILITIES -- (0.2%)
    Other Securities.................................................                 21,965,987       0.2%
                                                                                 ---------------      ----
TOTAL COMMON STOCKS..................................................             10,683,933,487      99.1%
                                                                                 ---------------      ----
PREFERRED STOCKS -- (0.0%)

COMMUNICATION SERVICES -- (0.0%)
    Other Security...................................................                    601,793       0.0%
                                                                                 ---------------      ----
TOTAL INVESTMENT SECURITIES
  (Cost $9,565,560,141)..............................................             10,684,535,280
                                                                                 ---------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
    State Street Institutional U.S. Government Money Market Fund,
      1.752%......................................................... 88,748,588      88,748,588       0.8%
                                                                                 ---------------      ----

U.S. TARGETED VALUE PORTFOLIO

CONTINUED


                                                                                                     PERCENTAGE
                                                                          SHARES       VALUE+      OF NET ASSETS++
                                                                        ---------- --------------- ---------------
SECURITIES LENDING COLLATERAL -- (7.1%)
@(S)  The DFA Short Term Investment Fund............................... 71,335,750 $   825,425,969        7.7%
                                                                                   ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $10,479,633,200)...............................................            $11,598,709,837      107.6%
                                                                                   ===============      =====

As of October 31, 2019, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

                                                                                                  UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................    612     12/20/19  $89,594,995 $92,895,480   $3,300,485
                                                                        ----------- -----------   ----------
TOTAL FUTURES CONTRACTS...........................                      $89,594,995 $92,895,480   $3,300,485
                                                                        =========== ===========   ==========

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                               --------------- ------------ ------- ---------------
Common Stocks
   Communication Services..... $   334,476,088           --     --  $   334,476,088
   Consumer Discretionary.....   1,498,811,410 $     61,811     --    1,498,873,221
   Consumer Staples...........     429,702,075           --     --      429,702,075
   Energy.....................     793,764,315           --     --      793,764,315
   Financials.................   2,974,965,929      203,490     --    2,975,169,419
   Health Care................     523,399,093           --     --      523,399,093
   Industrials................   2,209,273,117           --     --    2,209,273,117
   Information Technology.....   1,188,997,324       41,146     --    1,189,038,470
   Materials..................     686,316,631           --     --      686,316,631
   Real Estate................      21,955,071           --     --       21,955,071
   Utilities..................      21,965,987           --     --       21,965,987
Preferred Stocks
   Communication Services.....         601,793           --     --          601,793
Temporary Cash Investments....      88,748,588           --     --       88,748,588
Securities Lending Collateral.              --  825,425,969     --      825,425,969
Futures Contracts**...........       3,300,485           --     --        3,300,485
                               --------------- ------------ ------  ---------------
TOTAL......................... $10,776,277,906 $825,732,416     --  $11,602,010,322
                               =============== ============ ======  ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS++
                                                                      --------- -------------- ---------------
COMMON STOCKS -- (91.4%)
COMMUNICATION SERVICES -- (3.2%)
    Telephone & Data Systems, Inc.................................... 3,304,152 $   86,205,326         0.6%
    Other Securities.................................................              391,457,453         2.9%
                                                                                --------------     -------
TOTAL COMMUNICATION SERVICES.........................................              477,662,779         3.5%
                                                                                --------------     -------
CONSUMER DISCRETIONARY -- (12.6%)
    Aaron's, Inc..................................................... 1,452,368    108,825,934         0.8%
#*  AutoNation, Inc.................................................. 1,445,824     73,520,150         0.5%
    Graham Holdings Co., Class B.....................................   124,562     78,431,709         0.6%
    MDC Holdings, Inc................................................ 1,994,009     77,188,088         0.6%
*   Meritage Homes Corp.............................................. 1,426,415    102,830,257         0.8%
*   Taylor Morrison Home Corp........................................ 4,007,062    100,376,903         0.7%
*   TopBuild Corp....................................................   720,019     74,831,575         0.5%
*   TRI Pointe Group, Inc............................................ 4,629,137     72,862,616         0.5%
    Other Securities.................................................            1,197,166,226         8.7%
                                                                                --------------     -------
TOTAL CONSUMER DISCRETIONARY.........................................            1,886,033,458        13.7%
                                                                                --------------     -------
CONSUMER STAPLES -- (3.5%)
*   Darling Ingredients, Inc......................................... 5,534,041    106,806,991         0.8%
    Seaboard Corp....................................................    16,923     71,399,660         0.5%
    Other Securities.................................................              347,413,164         2.5%
                                                                                --------------     -------
TOTAL CONSUMER STAPLES...............................................              525,619,815         3.8%
                                                                                --------------     -------
ENERGY -- (7.3%)
    PBF Energy, Inc., Class A........................................ 2,602,900     84,021,612         0.6%
    World Fuel Services Corp......................................... 2,497,096    104,303,700         0.8%
    Other Securities.................................................              898,277,542         6.5%
                                                                                --------------     -------
TOTAL ENERGY.........................................................            1,086,602,854         7.9%
                                                                                --------------     -------
FINANCIALS -- (26.6%)
    American Equity Investment Life Holding Co....................... 3,225,311     79,600,675         0.6%
    Associated Banc-Corp............................................. 4,391,493     88,312,924         0.7%
#   CNO Financial Group, Inc......................................... 4,510,009     70,581,641         0.5%
    First BanCorp.................................................... 6,677,386     70,246,101         0.5%
#   Fulton Financial Corp............................................ 5,174,416     88,275,537         0.7%
    IBERIABANK Corp.................................................. 1,058,302     77,668,784         0.6%
    International Bancshares Corp.................................... 1,592,840     65,242,726         0.5%
    Kemper Corp...................................................... 1,171,842     84,232,003         0.6%
    Navient Corp..................................................... 4,673,633     64,355,926         0.5%
#   Old National Bancorp............................................. 4,778,482     85,988,784         0.6%
    TCF Financial Corp............................................... 2,056,294     81,408,679         0.6%
#   United Bankshares, Inc........................................... 1,791,222     70,824,918         0.5%
#   Valley National Bancorp.......................................... 5,764,321     66,750,837         0.5%
    Washington Federal, Inc.......................................... 2,768,286    100,931,708         0.7%
    Other Securities.................................................            2,880,034,020        20.8%
                                                                                --------------     -------
TOTAL FINANCIALS.....................................................            3,974,455,263        28.9%
                                                                                --------------     -------
HEALTH CARE -- (3.0%)
#*  Acadia Healthcare Co., Inc....................................... 2,401,247     72,013,398         0.5%

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED


                                                                                                  PERCENTAGE
                                                                       SHARES       VALUE+      OF NET ASSETS++
                                                                      --------- --------------- ---------------
HEALTH CARE -- (Continued)
    Other Securities.................................................           $   371,949,626         2.7%
                                                                                ---------------     -------
TOTAL HEALTH CARE....................................................               443,963,024         3.2%
                                                                                ---------------     -------
INDUSTRIALS -- (17.9%)
    Air Lease Corp................................................... 1,500,302      65,983,282         0.5%
    Aircastle, Ltd................................................... 3,062,353      83,357,249         0.6%
#*  Colfax Corp...................................................... 2,036,796      68,436,346         0.5%
#*  FTI Consulting, Inc..............................................   930,957     101,353,289         0.7%
#   GATX Corp........................................................ 1,283,453     102,098,686         0.8%
*   Hertz Global Holdings, Inc....................................... 5,033,761      68,006,111         0.5%
#   Macquarie Infrastructure Corp.................................... 1,596,986      68,893,976         0.5%
    Regal Beloit Corp................................................ 1,014,437      75,119,060         0.6%
    SkyWest, Inc..................................................... 1,727,796     102,890,252         0.8%
    Triton International, Ltd........................................ 2,100,474      77,087,396         0.6%
    Other Securities.................................................             1,853,138,425        13.3%
                                                                                ---------------     -------
TOTAL INDUSTRIALS....................................................             2,666,364,072        19.4%
                                                                                ---------------     -------
INFORMATION TECHNOLOGY -- (10.6%)
*   Amkor Technology, Inc............................................ 6,537,297      81,258,602         0.6%
*   CACI International, Inc., Class A................................   439,734      98,390,482         0.7%
*   Insight Enterprises, Inc......................................... 1,041,167      63,906,830         0.5%
*   Sanmina Corp..................................................... 2,305,591      70,850,811         0.5%
    SYNNEX Corp......................................................   632,217      74,437,230         0.5%
*   Tech Data Corp................................................... 1,103,723     134,102,344         1.0%
#   Vishay Intertechnology, Inc...................................... 3,965,663      79,908,109         0.6%
    Other Securities.................................................               985,823,037         7.1%
                                                                                ---------------     -------
TOTAL INFORMATION TECHNOLOGY.........................................             1,588,677,445        11.5%
                                                                                ---------------     -------
MATERIALS -- (6.3%)
    Carpenter Technology Corp........................................ 1,573,170      77,116,793         0.6%
    Commercial Metals Co ............................................ 4,138,745      80,001,941         0.6%
    Domtar Corp...................................................... 2,246,670      81,756,321         0.6%
#*  Element Solutions, Inc........................................... 6,662,951      72,359,648         0.5%
    Other Securities.................................................               624,356,842         4.5%
                                                                                ---------------     -------
TOTAL MATERIALS......................................................               935,591,545         6.8%
                                                                                ---------------     -------
REAL ESTATE -- (0.2%)
    Other Securities.................................................                34,419,316         0.3%
                                                                                ---------------     -------
UTILITIES -- (0.2%)
    Other Security...................................................                31,705,701         0.2%
                                                                                ---------------     -------
TOTAL COMMON STOCKS..................................................            13,651,095,272        99.2%
                                                                                ---------------     -------
PREFERRED STOCKS -- (0.0%)

COMMUNICATION SERVICES -- (0.0%)
    Other Security...................................................                   439,497         0.0%
                                                                                ---------------     -------
TOTAL INVESTMENT SECURITIES
  (Cost $11,391,408,237).............................................            13,651,534,769
                                                                                ---------------

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED


                                                                                                      PERCENTAGE
                                                                          SHARES        VALUE+      OF NET ASSETS++
                                                                        ----------- --------------- ---------------
TEMPORARY CASH INVESTMENTS -- (1.5%)
      State Street Institutional U.S. Government Money Market Fund,
        1.752%......................................................... 222,084,643 $   222,084,643         1.6%
                                                                                    ---------------     -------
SECURITIES LENDING COLLATERAL -- (7.1%)
@(S)  The DFA Short Term Investment Fund...............................  91,811,493   1,062,350,780         7.7%
                                                                                    ---------------     -------
TOTAL INVESTMENTS--(100.0%)
  (Cost $12,675,712,209)...............................................             $14,935,970,192       108.5%
                                                                                    ===============     =======

As of October 31, 2019, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

                                                                                                  UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................    649     12/20/19  $98,055,691 $98,511,710    $456,019
                                                                        ----------- -----------    --------
TOTAL FUTURES CONTRACTS...........................                      $98,055,691 $98,511,710    $456,019
                                                                        =========== ===========    ========

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                   LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               --------------- -------------- ------- ---------------
Common Stocks
   Communication Services..... $   477,662,779             --     --  $   477,662,779
   Consumer Discretionary.....   1,885,980,140 $       53,318     --    1,886,033,458
   Consumer Staples...........     525,619,815             --     --      525,619,815
   Energy.....................   1,086,602,854             --     --    1,086,602,854
   Financials.................   3,973,986,807        468,456     --    3,974,455,263
   Health Care................     443,926,061         36,963     --      443,963,024
   Industrials................   2,666,364,072             --     --    2,666,364,072
   Information Technology.....   1,588,677,445             --     --    1,588,677,445
   Materials..................     935,591,545             --     --      935,591,545
   Real Estate................      34,419,316             --     --       34,419,316
   Utilities..................      31,705,701             --     --       31,705,701
Preferred Stocks
   Communication Services.....         439,497             --     --          439,497
Temporary Cash Investments....     222,084,643             --     --      222,084,643
Securities Lending Collateral.              --  1,062,350,780     --    1,062,350,780
Futures Contracts**...........         456,019             --     --          456,019
                               --------------- -------------- ------  ---------------
TOTAL......................... $13,873,516,694 $1,062,909,517     --  $14,936,426,211
                               =============== ============== ======  ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS++
                                                                      --------- -------------- ---------------
COMMON STOCKS -- (94.7%)
COMMUNICATION SERVICES -- (8.1%)
*   Alphabet, Inc., Class A..........................................   131,837 $  165,956,416         0.6%
*   Alphabet, Inc., Class C..........................................   127,904    161,173,109         0.6%
    AT&T, Inc........................................................ 9,445,617    363,561,798         1.4%
    Comcast Corp., Class A........................................... 3,785,859    169,682,200         0.7%
*   Facebook, Inc., Class A.......................................... 1,559,452    298,868,976         1.1%
    Verizon Communications, Inc...................................... 4,479,769    270,891,631         1.0%
    Walt Disney Co. (The)............................................   879,338    114,243,593         0.4%
    Other Securities.................................................              708,862,131         2.7%
                                                                                --------------     -------
TOTAL COMMUNICATION SERVICES.........................................            2,253,239,854         8.5%
                                                                                --------------     -------
CONSUMER DISCRETIONARY -- (11.6%)
*   Amazon.com, Inc..................................................   320,056    568,630,693         2.2%
    Home Depot, Inc. (The)...........................................   659,768    154,768,377         0.6%
    McDonald's Corp..................................................   422,272     83,060,902         0.3%
    NIKE, Inc., Class B..............................................   897,617     80,381,602         0.3%
    Other Securities.................................................            2,335,214,984         8.7%
                                                                                --------------     -------
TOTAL CONSUMER DISCRETIONARY.........................................            3,222,056,558        12.1%
                                                                                --------------     -------
CONSUMER STAPLES -- (6.0%)
    Altria Group, Inc................................................ 1,641,210     73,509,796         0.3%
    Coca-Cola Co. (The).............................................. 2,670,749    145,368,868         0.6%
    Costco Wholesale Corp............................................   310,004     92,105,288         0.4%
    PepsiCo, Inc..................................................... 1,094,982    150,198,681         0.6%
    Procter & Gamble Co. (The)....................................... 1,579,025    196,604,403         0.7%
    Walmart, Inc.....................................................   987,203    115,759,424         0.4%
    Other Securities.................................................              903,206,704         3.3%
                                                                                --------------     -------
TOTAL CONSUMER STAPLES...............................................            1,676,753,164         6.3%
                                                                                --------------     -------
ENERGY -- (4.6%)
    Chevron Corp..................................................... 1,533,622    178,114,859         0.7%
    Exxon Mobil Corp................................................. 3,512,052    237,309,354         0.9%
    Other Securities.................................................              860,330,208         3.2%
                                                                                --------------     -------
TOTAL ENERGY.........................................................            1,275,754,421         4.8%
                                                                                --------------     -------
FINANCIALS -- (14.3%)
    Bank of America Corp............................................. 5,850,983    182,960,238         0.7%
*   Berkshire Hathaway, Inc., Class B................................ 1,192,385    253,477,203         1.0%
    Citigroup, Inc................................................... 1,414,364    101,636,197         0.4%
    JPMorgan Chase & Co.............................................. 2,760,701    344,866,769         1.3%
    Wells Fargo & Co................................................. 3,514,207    181,438,507         0.7%
    Other Securities.................................................            2,907,238,088        10.8%
                                                                                --------------     -------
TOTAL FINANCIALS.....................................................            3,971,617,002        14.9%
                                                                                --------------     -------
HEALTH CARE -- (11.0%)
    Amgen, Inc.......................................................   530,972    113,229,779         0.4%
*   Cigna Corp.......................................................   439,383     78,412,290         0.3%
    Johnson & Johnson................................................ 1,909,603    252,143,980         1.0%
    Merck & Co., Inc................................................. 1,670,437    144,760,070         0.6%
    Pfizer, Inc...................................................... 3,778,438    144,978,666         0.6%
    UnitedHealth Group, Inc..........................................   577,060    145,823,062         0.6%

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED


                                                                                                  PERCENTAGE
                                                                       SHARES       VALUE+      OF NET ASSETS++
                                                                      --------- --------------- ---------------
HEALTH CARE -- (Continued)
    Other Securities.................................................           $ 2,181,162,115         8.0%
                                                                                ---------------    --------
TOTAL HEALTH CARE....................................................             3,060,509,962        11.5%
                                                                                ---------------    --------
INDUSTRIALS -- (12.2%)
    3M Co............................................................   492,759      81,300,307         0.3%
    Boeing Co. (The).................................................   315,877     107,369,751         0.4%
    Caterpillar, Inc.................................................   522,360      71,981,208         0.3%
    Honeywell International, Inc.....................................   490,013      84,639,945         0.3%
    Lockheed Martin Corp.............................................   197,743      74,485,833         0.3%
    Union Pacific Corp...............................................   505,841      83,696,452         0.3%
    United Technologies Corp.........................................   512,649      73,606,143         0.3%
    Other Securities.................................................             2,827,831,808        10.6%
                                                                                ---------------    --------
TOTAL INDUSTRIALS....................................................             3,404,911,447        12.8%
                                                                                ---------------    --------
INFORMATION TECHNOLOGY -- (20.0%)
    Accenture P.L.C., Class A........................................   493,180      91,445,436         0.4%
*   Adobe, Inc.......................................................   257,391      71,536,681         0.3%
    Apple, Inc....................................................... 4,436,038   1,103,508,813         4.2%
    Cisco Systems, Inc............................................... 2,926,380     139,032,314         0.5%
    Intel Corp....................................................... 4,520,919     255,567,551         1.0%
    International Business Machines Corp.............................   736,079      98,435,845         0.4%
    Mastercard, Inc., Class A........................................   709,200     196,313,652         0.8%
*   Micron Technology, Inc........................................... 1,599,289      76,046,192         0.3%
    Microsoft Corp................................................... 4,936,491     707,744,715         2.7%
    Oracle Corp...................................................... 2,081,480     113,419,845         0.4%
    Texas Instruments, Inc...........................................   750,861      88,594,089         0.3%
#   Visa, Inc., Class A.............................................. 1,085,673     194,183,473         0.7%
    Other Securities.................................................             2,429,013,983         8.9%
                                                                                ---------------    --------
TOTAL INFORMATION TECHNOLOGY.........................................             5,564,842,589        20.9%
                                                                                ---------------    --------
MATERIALS -- (3.8%)
    Other Securities.................................................             1,047,070,001         3.9%
                                                                                ---------------    --------
REAL ESTATE -- (0.3%)
    Other Securities.................................................                73,173,400         0.3%
                                                                                ---------------    --------
UTILITIES -- (2.8%)
    Other Securities.................................................               787,207,314         3.0%
                                                                                ---------------    --------
TOTAL COMMON STOCKS..................................................            26,337,135,712        99.0%
                                                                                ---------------    --------
PREFERRED STOCKS -- (0.0%)

COMMUNICATION SERVICES -- (0.0%)
    Other Security...................................................                   408,026         0.0%
                                                                                ---------------    --------
INDUSTRIALS -- (0.0%)
    Other Security...................................................                     4,499         0.0%
                                                                                ---------------    --------
TOTAL PREFERRED STOCKS...............................................                   412,525         0.0%
                                                                                ---------------    --------
TOTAL INVESTMENT SECURITIES
  (Cost $16,958,014,087).............................................            26,337,548,237
                                                                                ---------------

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED


                                                                                                      PERCENTAGE
                                                                          SHARES        VALUE+      OF NET ASSETS++
                                                                        ----------- --------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S. Government Money Market Fund,
        1.752%......................................................... 234,980,188 $   234,980,188          0.9%
                                                                                    ---------------    ---------
SECURITIES LENDING COLLATERAL -- (4.5%)
@(S)  The DFA Short Term Investment Fund............................... 107,997,640   1,249,640,696          4.7%
                                                                                    ---------------    ---------
TOTAL INVESTMENTS--(100.0%)
  (Cost $18,442,497,580)...............................................             $27,822,169,121        104.6%
                                                                                    ===============    =========

As of October 31, 2019, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................   1,368    12/20/19  $205,738,117 $207,648,720   $1,910,603
                                                                        ------------ ------------   ----------
TOTAL FUTURES CONTRACTS...........................                      $205,738,117 $207,648,720   $1,910,603
                                                                        ============ ============   ==========

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                   LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               --------------- -------------- ------- ---------------
Common Stocks
   Communication Services..... $ 2,253,239,854             --     --  $ 2,253,239,854
   Consumer Discretionary.....   3,222,053,078 $        3,480     --    3,222,056,558
   Consumer Staples...........   1,676,753,164             --     --    1,676,753,164
   Energy.....................   1,275,754,421             --     --    1,275,754,421
   Financials.................   3,971,565,865         51,137     --    3,971,617,002
   Health Care................   3,060,509,962             --     --    3,060,509,962
   Industrials................   3,404,911,447             --     --    3,404,911,447
   Information Technology.....   5,564,842,589             --     --    5,564,842,589
   Materials..................   1,047,070,001             --     --    1,047,070,001
   Real Estate................      73,173,400             --     --       73,173,400
   Utilities..................     787,207,314             --     --      787,207,314
Preferred Stocks
   Communication Services.....         408,026             --     --          408,026
   Industrials................           4,499             --     --            4,499
Temporary Cash Investments....     234,980,188             --     --      234,980,188
Securities Lending Collateral.              --  1,249,640,696     --    1,249,640,696
Futures Contracts**...........       1,910,603             --     --        1,910,603
                               --------------- -------------- ------  ---------------
TOTAL......................... $26,574,384,411 $1,249,695,313     --  $27,824,079,724
                               =============== ============== ======  ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS++
                                                                      --------- -------------- ---------------
COMMON STOCKS -- (94.5%)
COMMUNICATION SERVICES -- (7.1%)
*   Alphabet, Inc., Class A..........................................    96,783 $  121,830,440       0.4%
*   Alphabet, Inc., Class C..........................................   102,183    128,761,820       0.5%
    AT&T, Inc........................................................ 7,075,983    272,354,586       1.0%
*   Charter Communications, Inc., Class A............................   174,958     81,855,850       0.3%
    Comcast Corp., Class A........................................... 4,524,891    202,805,615       0.7%
*   Facebook, Inc., Class A.......................................... 1,190,043    228,071,741       0.8%
    Verizon Communications, Inc...................................... 4,053,628    245,122,885       0.9%
    Walt Disney Co. (The)............................................   737,651     95,835,618       0.4%
    Other Securities.................................................              701,618,687       2.5%
                                                                                --------------      ----
TOTAL COMMUNICATION SERVICES.........................................            2,078,257,242       7.5%
                                                                                --------------      ----
CONSUMER DISCRETIONARY -- (11.7%)
*   Amazon.com, Inc..................................................   322,450    572,884,017       2.1%
    Home Depot, Inc. (The)...........................................   308,857     72,451,675       0.3%
    NIKE, Inc., Class B..............................................   736,039     65,912,292       0.2%
    Other Securities.................................................            2,690,534,983       9.6%
                                                                                --------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................            3,401,782,967      12.2%
                                                                                --------------      ----
CONSUMER STAPLES -- (5.4%)
    Coca-Cola Co. (The).............................................. 1,777,825     96,767,015       0.4%
    Costco Wholesale Corp............................................   279,294     82,981,040       0.3%
    PepsiCo, Inc.....................................................   960,917    131,808,985       0.5%
    Procter & Gamble Co. (The).......................................   987,815    122,992,846       0.5%
    Walmart, Inc.....................................................   997,798    117,001,793       0.4%
    Other Securities.................................................            1,036,577,149       3.6%
                                                                                --------------      ----
TOTAL CONSUMER STAPLES...............................................            1,588,128,828       5.7%
                                                                                --------------      ----
ENERGY -- (4.5%)
    Chevron Corp..................................................... 1,471,514    170,901,636       0.6%
    Exxon Mobil Corp................................................. 3,143,859    212,430,553       0.8%
    Other Securities.................................................              929,577,337       3.3%
                                                                                --------------      ----
TOTAL ENERGY.........................................................            1,312,909,526       4.7%
                                                                                --------------      ----
FINANCIALS -- (15.6%)
    American Express Co..............................................   742,133     87,037,358       0.3%
    Bank of America Corp............................................. 5,144,454    160,867,077       0.6%
*   Berkshire Hathaway, Inc., Class B................................ 1,010,279    214,765,110       0.8%
    Citigroup, Inc................................................... 1,353,860     97,288,380       0.4%
    JPMorgan Chase & Co.............................................. 2,576,165    321,814,532       1.2%
    Wells Fargo & Co................................................. 3,455,193    178,391,615       0.7%
    Other Securities.................................................            3,493,435,955      12.4%
                                                                                --------------      ----
TOTAL FINANCIALS.....................................................            4,553,600,027      16.4%
                                                                                --------------      ----
HEALTH CARE -- (10.9%)
    Amgen, Inc.......................................................   450,835     96,140,564       0.4%
*   Cigna Corp.......................................................   407,290     72,684,973       0.3%
    CVS Health Corp.................................................. 1,180,741     78,389,395       0.3%
    Gilead Sciences, Inc............................................. 1,079,751     68,790,936       0.3%
    Johnson & Johnson................................................ 2,392,005    315,840,340       1.1%
    Merck & Co., Inc................................................. 1,813,335    157,143,611       0.6%

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED


                                                                                                  PERCENTAGE
                                                                       SHARES       VALUE+      OF NET ASSETS++
                                                                      --------- --------------- ---------------
HEALTH CARE -- (Continued)
    Pfizer, Inc...................................................... 3,175,533 $   121,845,201       0.5%
    UnitedHealth Group, Inc..........................................   608,074     153,660,300       0.6%
    Other Securities.................................................             2,119,916,560       7.3%
                                                                                ---------------      ----
TOTAL HEALTH CARE....................................................             3,184,411,880      11.4%
                                                                                ---------------      ----
INDUSTRIALS -- (13.4%)
    3M Co............................................................   439,092      72,445,789       0.3%
    Caterpillar, Inc.................................................   494,834      68,188,125       0.3%
    Union Pacific Corp...............................................   618,468     102,331,715       0.4%
    United Technologies Corp.........................................   618,500      88,804,230       0.3%
    Other Securities.................................................             3,563,348,168      12.7%
                                                                                ---------------      ----
TOTAL INDUSTRIALS....................................................             3,895,118,027      14.0%
                                                                                ---------------      ----
INFORMATION TECHNOLOGY -- (19.5%)
    Accenture P.L.C., Class A........................................   433,431      80,366,776       0.3%
    Apple, Inc....................................................... 4,365,689   1,086,008,796       3.9%
    Broadcom, Inc....................................................   244,537      71,612,660       0.3%
    Cisco Systems, Inc............................................... 3,687,066     175,172,506       0.6%
    Intel Corp....................................................... 5,141,165     290,630,057       1.1%
    International Business Machines Corp.............................   689,744      92,239,465       0.3%
    Lam Research Corp................................................   284,426      77,090,823       0.3%
    Mastercard, Inc., Class A........................................   649,786     179,867,263       0.7%
*   Micron Technology, Inc........................................... 1,627,340      77,380,017       0.3%
    Microsoft Corp................................................... 4,772,363     684,213,683       2.5%
    Oracle Corp...................................................... 1,923,737     104,824,429       0.4%
    Texas Instruments, Inc...........................................   586,826      69,239,600       0.3%
#   Visa, Inc., Class A..............................................   739,794     132,319,555       0.5%
    Other Securities.................................................             2,569,923,689       9.0%
                                                                                ---------------      ----
TOTAL INFORMATION TECHNOLOGY.........................................             5,690,889,319      20.5%
                                                                                ---------------      ----
MATERIALS -- (4.0%)
    Other Securities.................................................             1,175,485,520       4.2%
                                                                                ---------------      ----
REAL ESTATE -- (0.3%)
    Other Securities.................................................                85,931,993       0.3%
                                                                                ---------------      ----
UTILITIES -- (2.1%)
    Other Securities.................................................               613,792,643       2.2%
                                                                                ---------------      ----
TOTAL COMMON STOCKS..................................................            27,580,307,972      99.1%
                                                                                ---------------      ----
PREFERRED STOCKS -- (0.0%)

COMMUNICATION SERVICES -- (0.0%)
    Other Security...................................................                   632,503       0.0%
                                                                                ---------------      ----
INDUSTRIALS -- (0.0%)
    Other Security...................................................                     8,278       0.0%
                                                                                ---------------      ----
TOTAL PREFERRED STOCKS...............................................                   640,781       0.0%
                                                                                ---------------      ----
TOTAL INVESTMENT SECURITIES
  (Cost $17,943,654,008).............................................            27,580,948,753
                                                                                ---------------

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

                                                                                                      PERCENTAGE
                                                                          SHARES        VALUE+      OF NET ASSETS++
                                                                        ----------- --------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S. Government Money Market Fund,
        1.752%......................................................... 216,323,278 $   216,323,278        0.8%
                                                                                    ---------------      -----
SECURITIES LENDING COLLATERAL -- (4.7%)
@(S)  The DFA Short Term Investment Fund............................... 119,414,241   1,381,742,178        5.0%
                                                                                    ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $19,541,573,319)...............................................             $29,179,014,209      104.9%
                                                                                    ===============      =====

As of October 31, 2019, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................   1,575    12/20/19  $236,844,052 $239,069,250   $2,225,198
                                                                        ------------ ------------   ----------
TOTAL FUTURES CONTRACTS...........................                      $236,844,052 $239,069,250   $2,225,198
                                                                        ============ ============   ==========

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------------
                                   LEVEL 1        LEVEL 2     LEVEL 3       TOTAL
                               --------------- -------------- -------- ---------------
Common Stocks
   Communication Services..... $ 2,078,257,242             --       -- $ 2,078,257,242
   Consumer Discretionary.....   3,401,773,330 $        9,637       --   3,401,782,967
   Consumer Staples...........   1,588,128,828             --       --   1,588,128,828
   Energy.....................   1,312,909,526             --       --   1,312,909,526
   Financials.................   4,553,514,252         85,775       --   4,553,600,027
   Health Care................   3,184,408,328          3,552       --   3,184,411,880
   Industrials................   3,895,118,027             --       --   3,895,118,027
   Information Technology.....   5,690,881,778          7,541       --   5,690,889,319
   Materials..................   1,175,485,520             --       --   1,175,485,520
   Real Estate................      85,931,993             --       --      85,931,993
   Utilities..................     613,792,643             --       --     613,792,643
Preferred Stocks
   Communication Services.....         632,503             --       --         632,503
   Industrials................           8,278             --       --           8,278
Temporary Cash Investments....     216,323,278             --       --     216,323,278
Securities Lending Collateral.              --  1,381,742,178       --   1,381,742,178
Futures Contracts**...........       2,225,198             --       --       2,225,198
                               --------------- -------------- -------- ---------------
TOTAL......................... $27,799,390,724 $1,381,848,683       -- $29,181,239,407
                               =============== ============== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS++
                                                                      --------- -------------- ---------------
COMMON STOCKS -- (93.7%)
COMMUNICATION SERVICES -- (6.2%)
*   Alphabet, Inc., Class A..........................................    10,540 $   13,267,752       0.3%
*   Alphabet, Inc., Class C..........................................    11,067     13,945,637       0.3%
    AT&T, Inc........................................................ 1,408,047     54,195,729       1.2%
*   Charter Communications, Inc., Class A............................    22,828     10,680,308       0.2%
    Comcast Corp., Class A...........................................   487,867     21,866,199       0.5%
    Verizon Communications, Inc......................................   276,980     16,748,981       0.4%
    Walt Disney Co. (The)............................................    93,781     12,184,028       0.3%
    Other Securities.................................................              159,286,948       3.4%
                                                                                --------------      ----
TOTAL COMMUNICATION SERVICES.........................................              302,175,582       6.6%
                                                                                --------------      ----
CONSUMER DISCRETIONARY -- (10.3%)
    General Motors Co................................................   312,543     11,614,098       0.3%
*   Murphy USA, Inc..................................................    63,703      7,512,495       0.2%
    Other Securities.................................................              483,677,170      10.4%
                                                                                --------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................              502,803,763      10.9%
                                                                                --------------      ----
CONSUMER STAPLES -- (3.7%)
    Procter & Gamble Co. (The).......................................   116,144     14,461,089       0.3%
    Walmart, Inc.....................................................    76,857      9,012,252       0.2%
    Other Securities.................................................              156,304,812       3.4%
                                                                                --------------      ----
TOTAL CONSUMER STAPLES...............................................              179,778,153       3.9%
                                                                                --------------      ----
ENERGY -- (5.5%)
    Chevron Corp.....................................................   234,556     27,241,334       0.6%
    Exxon Mobil Corp.................................................   466,524     31,523,027       0.7%
    HollyFrontier Corp...............................................   169,076      9,289,035       0.2%
    Valero Energy Corp...............................................    89,358      8,665,939       0.2%
    Other Securities.................................................              189,241,212       4.1%
                                                                                --------------      ----
TOTAL ENERGY.........................................................              265,960,547       5.8%
                                                                                --------------      ----
FINANCIALS -- (22.8%)
    Bank of America Corp.............................................   851,074     26,613,084       0.6%
*   Berkshire Hathaway, Inc., Class B................................   140,759     29,922,548       0.7%
    Citigroup, Inc...................................................   204,743     14,712,832       0.3%
    Fifth Third Bancorp..............................................   263,905      7,674,357       0.2%
    First American Financial Corp....................................   149,802      9,254,768       0.2%
    Hartford Financial Services Group, Inc. (The)....................   173,532      9,905,207       0.2%
    JPMorgan Chase & Co..............................................   417,971     52,212,937       1.1%
    Morgan Stanley...................................................   164,084      7,556,068       0.2%
    PNC Financial Services Group, Inc. (The).........................    52,144      7,649,525       0.2%
    RenaissanceRe Holdings, Ltd......................................    40,926      7,660,529       0.2%
    Wells Fargo & Co.................................................   538,528     27,804,201       0.6%
    Other Securities.................................................              912,226,155      19.8%
                                                                                --------------      ----
TOTAL FINANCIALS.....................................................            1,113,192,211      24.3%
                                                                                --------------      ----
HEALTH CARE -- (8.2%)
    Anthem, Inc......................................................    28,912      7,779,641       0.2%
*   Cigna Corp.......................................................    44,445      7,931,655       0.2%
    CVS Health Corp..................................................   137,754      9,145,488       0.2%
    Johnson & Johnson................................................    75,789     10,007,180       0.2%

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

                                                                                                  PERCENTAGE
                                                                        SHARES       VALUE+     OF NET ASSETS++
                                                                      ---------- -------------- ---------------
HEALTH CARE -- (Continued)
    Merck & Co., Inc.................................................    149,737 $   12,976,208       0.3%
    Pfizer, Inc......................................................    341,124     13,088,928       0.3%
    UnitedHealth Group, Inc..........................................     51,083     12,908,674       0.3%
    Other Securities.................................................               328,398,243       7.1%
                                                                                 --------------      ----
TOTAL HEALTH CARE....................................................               402,236,017       8.8%
                                                                                 --------------      ----
INDUSTRIALS -- (16.1%)
*   AECOM............................................................    197,010      7,882,370       0.2%
*   Genesee & Wyoming, Inc., Class A.................................     76,777      8,524,550       0.2%
    L3Harris Technologies, Inc.......................................     42,343      8,735,784       0.2%
*   MasTec, Inc......................................................    119,034      7,492,000       0.2%
    Norfolk Southern Corp............................................     41,621      7,575,022       0.2%
    Quanta Services, Inc.............................................    202,897      8,531,819       0.2%
    United Technologies Corp.........................................     67,283      9,660,493       0.2%
    Other Securities.................................................               724,137,803      15.7%
                                                                                 --------------      ----
TOTAL INDUSTRIALS....................................................               782,539,841      17.1%
                                                                                 --------------      ----
INFORMATION TECHNOLOGY -- (14.4%)
    Apple, Inc.......................................................    285,245     70,957,546       1.6%
    Cisco Systems, Inc...............................................    237,876     11,301,489       0.3%
    Hewlett Packard Enterprise Co....................................    472,548      7,754,513       0.2%
    Intel Corp.......................................................    578,019     32,675,414       0.7%
*   Micron Technology, Inc...........................................    295,915     14,070,758       0.3%
    Microsoft Corp...................................................    278,222     39,888,688       0.9%
    Oracle Corp......................................................    141,867      7,730,333       0.2%
    SYNNEX Corp......................................................     64,671      7,614,364       0.2%
    Other Securities.................................................               510,312,479      10.9%
                                                                                 --------------      ----
TOTAL INFORMATION TECHNOLOGY.........................................               702,305,584      15.3%
                                                                                 --------------      ----
MATERIALS -- (4.8%)
    Reliance Steel & Aluminum Co.....................................     86,542     10,042,334       0.2%
    Other Securities.................................................               224,342,552       4.9%
                                                                                 --------------      ----
TOTAL MATERIALS......................................................               234,384,886       5.1%
                                                                                 --------------      ----
REAL ESTATE -- (0.5%)
    Other Securities.................................................                23,365,766       0.5%
                                                                                 --------------      ----
UTILITIES -- (1.2%)
    Other Securities.................................................                58,468,078       1.3%
                                                                                 --------------      ----
TOTAL COMMON STOCKS..................................................             4,567,210,428      99.6%
                                                                                 --------------      ----
PREFERRED STOCKS -- (0.0%)
COMMUNICATION SERVICES -- (0.0%)
    Other Security...................................................                   393,525       0.0%
                                                                                 --------------      ----
TOTAL INVESTMENT SECURITIES
  (Cost $2,995,944,746)..............................................             4,567,603,953
                                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
    State Street Institutional U.S. Government Money Market Fund,
      1.752%......................................................... 17,630,939     17,630,939       0.4%
                                                                                 --------------      ----

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED


                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS++
                                                                        ---------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (5.9%)
@(S)  The DFA Short Term Investment Fund............................... 24,831,344 $  287,323,477        6.3%
                                                                                   --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $3,300,865,688)................................................            $4,872,558,369      106.3%
                                                                                   ==============      =====

As of October 31, 2019, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                                  UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................    137     12/20/19  $20,597,530 $20,795,230    $197,700
                                                                        ----------- -----------    --------
TOTAL FUTURES CONTRACTS...........................                      $20,597,530 $20,795,230    $197,700
                                                                        =========== ===========    ========

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                               -------------- ------------ -------- --------------
Common Stocks
   Communication Services..... $  302,175,582           --       -- $  302,175,582
   Consumer Discretionary.....    502,800,094 $      3,669       --    502,803,763
   Consumer Staples...........    179,778,153           --       --    179,778,153
   Energy.....................    265,960,547           --       --    265,960,547
   Financials.................  1,113,157,868       34,343       --  1,113,192,211
   Health Care................    402,236,017           --       --    402,236,017
   Industrials................    782,539,841           --       --    782,539,841
   Information Technology.....    702,305,584           --       --    702,305,584
   Materials..................    234,384,886           --       --    234,384,886
   Real Estate................     23,365,766           --       --     23,365,766
   Utilities..................     58,468,078           --       --     58,468,078
Preferred Stocks
   Communication Services.....        393,525           --       --        393,525
Temporary Cash Investments....     17,630,939           --       --     17,630,939
Securities Lending Collateral.             --  287,323,477       --    287,323,477
Futures Contracts**...........        197,700           --       --        197,700
                               -------------- ------------ -------- --------------
TOTAL......................... $4,585,394,580 $287,361,489       -- $4,872,756,069
                               ============== ============ ======== ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS++
                                                                      --------- -------------- ---------------
COMMON STOCKS -- (89.2%)
COMMUNICATION SERVICES -- (3.1%)
    Cogent Communications Holdings, Inc.............................. . 631,324 $   37,020,839       0.2%
#   Nexstar Media Group, Inc., Class A...............................   414,138     40,291,486       0.2%
*   Zynga, Inc., Class A............................................. 6,669,293     41,149,538       0.2%
    Other Securities.................................................              491,304,273       2.9%
                                                                                --------------      ----
TOTAL COMMUNICATION SERVICES.........................................              609,766,136       3.5%
                                                                                --------------      ----
CONSUMER DISCRETIONARY -- (13.0%)
    Aaron's, Inc.....................................................   727,525     54,513,448       0.3%
*   Deckers Outdoor Corp.............................................   346,499     52,979,697       0.3%
#   Dick's Sporting Goods, Inc.......................................   933,286     36,332,824       0.2%
*   Helen of Troy, Ltd...............................................   324,067     48,532,274       0.3%
#   Lithia Motors, Inc., Class A.....................................   260,591     41,037,871       0.2%
#*  Murphy USA, Inc..................................................   413,646     48,781,273       0.3%
    Steven Madden, Ltd...............................................   953,272     39,255,741       0.2%
#*  Tempur Sealy International, Inc..................................   444,406     40,418,726       0.2%
*   TopBuild Corp....................................................   357,071     37,110,389       0.2%
    Other Securities.................................................            2,106,497,120      12.2%
                                                                                --------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................            2,505,459,363      14.4%
                                                                                --------------      ----
CONSUMER STAPLES -- (3.7%)
#*  Boston Beer Co., Inc. (The), Class A.............................    96,755     36,230,877       0.2%
#   Sanderson Farms, Inc.............................................   312,059     48,309,854       0.3%
    Other Securities.................................................              632,587,281       3.6%
                                                                                --------------      ----
TOTAL CONSUMER STAPLES...............................................              717,128,012       4.1%
                                                                                --------------      ----
ENERGY -- (4.0%)
    Other Securities.................................................              768,821,451       4.4%
                                                                                --------------      ----
FINANCIALS -- (18.1%)
    BancorpSouth Bank................................................ 1,485,534     45,561,328       0.3%
    Cathay General Bancorp........................................... 1,256,514     44,694,203       0.3%
    Columbia Banking System, Inc..................................... 1,031,366     40,532,684       0.2%
#   Community Bank System, Inc.......................................   620,520     42,058,846       0.2%
#   Federated Investors, Inc., Class B............................... 1,156,752     36,946,659       0.2%
    FirstCash, Inc...................................................   587,929     49,615,328       0.3%
#   Glacier Bancorp, Inc.............................................   932,686     39,471,272       0.2%
#*  LendingTree, Inc.................................................   112,606     40,521,269       0.2%
#   RLI Corp.........................................................   474,546     46,182,817       0.3%
    Selective Insurance Group, Inc...................................   740,031     51,150,943       0.3%
    TCF Financial Corp............................................... 1,562,941     61,876,834       0.4%
    Other Securities.................................................            3,006,108,647      17.3%
                                                                                --------------      ----
TOTAL FINANCIALS.....................................................            3,504,720,830      20.2%
                                                                                --------------      ----
HEALTH CARE -- (8.3%)
*   Amedisys, Inc....................................................   364,629     46,862,119       0.3%
*   Horizon Therapeutics P.L.C....................................... 2,206,712     63,796,044       0.4%
#*  LHC Group, Inc...................................................   381,579     42,343,822       0.3%
    Other Securities.................................................            1,449,445,083       8.2%
                                                                                --------------      ----
TOTAL HEALTH CARE....................................................            1,602,447,068       9.2%
                                                                                --------------      ----

U.S. SMALL CAP PORTFOLIO

CONTINUED


                                                                                                    PERCENTAGE
                                                                        SHARES        VALUE+      OF NET ASSETS++
                                                                      ----------- --------------- ---------------
INDUSTRIALS -- (18.2%)
    Armstrong World Industries, Inc..................................     525,430 $    49,143,468       0.3%
#*  Cimpress NV......................................................     293,238      38,742,605       0.2%
*   Clean Harbors, Inc...............................................     518,261      42,735,802       0.3%
*   FTI Consulting, Inc..............................................     402,955      43,869,711       0.3%
*   Generac Holdings, Inc............................................     545,711      52,704,768       0.3%
#   MSA Safety, Inc..................................................     350,718      42,110,710       0.2%
*   RBC Bearings, Inc................................................     255,557      41,001,565       0.2%
    Simpson Manufacturing Co., Inc...................................     480,682      39,723,560       0.2%
    Tetra Tech, Inc..................................................     660,168      57,744,895       0.3%
#*  Trex Co., Inc....................................................     514,242      45,196,729       0.3%
    Other Securities.................................................               3,059,255,549      17.6%
                                                                                  ---------------      ----
TOTAL INDUSTRIALS....................................................               3,512,229,362      20.2%
                                                                                  ---------------      ----
INFORMATION TECHNOLOGY -- (12.3%)
*   ACI Worldwide, Inc...............................................   1,171,716      36,780,165       0.2%
    Cabot Microelectronics Corp......................................     308,834      46,670,994       0.3%
*   CACI International, Inc., Class A................................     165,649      37,063,964       0.2%
*   Cirrus Logic, Inc................................................     572,846      38,930,614       0.2%
    KBR, Inc.........................................................   1,714,360      48,276,378       0.3%
*   Manhattan Associates, Inc........................................     552,572      41,415,271       0.2%
    Science Applications International Corp..........................     458,863      37,911,261       0.2%
*   Tech Data Corp...................................................     393,553      47,816,689       0.3%
    Other Securities.................................................               2,046,417,672      11.8%
                                                                                  ---------------      ----
TOTAL INFORMATION TECHNOLOGY.........................................               2,381,283,008      13.7%
                                                                                  ---------------      ----
MATERIALS -- (4.7%)
    Other Securities.................................................                 912,582,722       5.3%
                                                                                  ---------------      ----
REAL ESTATE -- (0.5%)
    Other Securities.................................................                  91,820,788       0.5%
                                                                                  ---------------      ----
UTILITIES -- (3.3%)
#   American States Water Co.........................................     380,399      36,187,357       0.2%
#   Ormat Technologies, Inc..........................................     470,860      36,049,042       0.2%
    PNM Resources, Inc...............................................     769,055      40,106,218       0.2%
    Other Securities.................................................                 520,178,473       3.0%
                                                                                  ---------------      ----
TOTAL UTILITIES......................................................                 632,521,090       3.6%
                                                                                  ---------------      ----
TOTAL COMMON STOCKS..................................................              17,238,779,830      99.1%
                                                                                  ---------------      ----
PREFERRED STOCKS -- (0.0%)

COMMUNICATION SERVICES -- (0.0%)
    Other Security...................................................                   1,736,605       0.0%
                                                                                  ---------------      ----
RIGHTS/WARRANTS -- (0.0%)
    Other Security...................................................                         341       0.0%
                                                                                  ---------------      ----
TOTAL INVESTMENT SECURITIES
  (Cost $13,883,352,488).............................................              17,240,516,776
                                                                                  ---------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
    State Street Institutional U.S. Government Money Market Fund,
      1.752%......................................................... 112,333,400     112,333,400       0.7%
                                                                                  ---------------      ----

U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                                                                      PERCENTAGE
                                                                          SHARES        VALUE+      OF NET ASSETS++
                                                                        ----------- --------------- ---------------
SECURITIES LENDING COLLATERAL -- (10.2%)
@(S)  The DFA Short Term Investment Fund............................... 169,778,412 $ 1,964,506,010       11.3%
                                                                                    ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $15,959,983,800)...............................................             $19,317,356,186      111.1%
                                                                                    ===============      =====

As of October 31, 2019, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................   1,004    12/20/19  $147,032,232 $152,397,160   $5,364,928
                                                                        ------------ ------------   ----------
TOTAL FUTURES CONTRACTS...........................                      $147,032,232 $152,397,160   $5,364,928
                                                                        ============ ============   ==========

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------------
                                   LEVEL 1        LEVEL 2     LEVEL 3       TOTAL
                               --------------- -------------- -------- ---------------
Common Stocks
   Communication Services..... $   609,766,136             --       -- $   609,766,136
   Consumer Discretionary.....   2,505,429,809 $       29,554       --   2,505,459,363
   Consumer Staples...........     717,128,012             --       --     717,128,012
   Energy.....................     768,821,451             --       --     768,821,451
   Financials.................   3,504,527,975        192,855       --   3,504,720,830
   Health Care................   1,602,436,668         10,400       --   1,602,447,068
   Industrials................   3,512,229,362             --       --   3,512,229,362
   Information Technology.....   2,381,264,380         18,628       --   2,381,283,008
   Materials..................     912,582,722             --       --     912,582,722
   Real Estate................      91,820,788             --       --      91,820,788
   Utilities..................     632,521,090             --       --     632,521,090
Preferred Stocks
   Communication Services.....       1,736,605             --       --       1,736,605
Rights/Warrants
   Consumer Discretionary.....              --            341       --             341
Temporary Cash Investments....     112,333,400             --       --     112,333,400
Securities Lending Collateral.              --  1,964,506,010       --   1,964,506,010
Futures Contracts**...........       5,364,928             --       --       5,364,928
                               --------------- -------------- -------- ---------------
TOTAL......................... $17,357,963,326 $1,964,757,788       -- $19,322,721,114
                               =============== ============== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS++
                                                                      --------- -------------- ---------------
COMMON STOCKS -- (90.3%)
COMMUNICATION SERVICES -- (2.3%)
    Other Securities.................................................           $  157,740,820       2.5%
                                                                                --------------      ----
CONSUMER DISCRETIONARY -- (11.8%)
#   Callaway Golf Co................................................. 1,105,362     22,350,420       0.4%
*   Cavco Industries, Inc............................................    89,870     17,223,585       0.3%
#*  Crocs, Inc.......................................................   522,598     18,285,704       0.3%
#*  Gentherm, Inc....................................................   398,697     16,653,574       0.3%
    La-Z-Boy, Inc....................................................   558,862     19,845,190       0.3%
    MDC Holdings, Inc................................................   462,269     17,894,433       0.3%
#*  Sleep Number Corp................................................   435,376     20,950,293       0.3%
#   Winnebago Industries, Inc........................................   345,353     16,601,119       0.3%
    Other Securities.................................................              668,988,329      10.4%
                                                                                --------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................              818,792,647      12.9%
                                                                                --------------      ----
CONSUMER STAPLES -- (3.6%)
    Coca-Cola Consolidated, Inc......................................    61,754     16,942,827       0.3%
    Inter Parfums, Inc...............................................   301,212     23,322,845       0.4%
#   WD-40 Co.........................................................    92,091     17,257,853       0.3%
    Other Securities.................................................              195,184,819       3.0%
                                                                                --------------      ----
TOTAL CONSUMER STAPLES...............................................              252,708,344       4.0%
                                                                                --------------      ----
ENERGY -- (4.7%)
    Other Securities.................................................              329,187,071       5.2%
                                                                                --------------      ----
FINANCIALS -- (20.4%)
    Ameris Bancorp...................................................   476,979     20,438,550       0.3%
    First BanCorp.................................................... 1,694,054     17,821,448       0.3%
    Horace Mann Educators Corp.......................................   409,827     17,852,064       0.3%
*   NMI Holdings, Inc., Class A......................................   763,913     22,344,455       0.4%
    Safety Insurance Group, Inc......................................   178,562     17,356,226       0.3%
    Walker & Dunlop, Inc.............................................   339,012     21,354,366       0.3%
    WSFS Financial Corp..............................................   404,092     17,040,560       0.3%
    Other Securities.................................................            1,285,986,555      20.1%
                                                                                --------------      ----
TOTAL FINANCIALS.....................................................            1,420,194,224      22.3%
                                                                                --------------      ----
HEALTH CARE -- (9.7%)
#   Atrion Corp......................................................    20,115     16,965,594       0.3%
    CONMED Corp......................................................   251,185     27,635,374       0.4%
*   CorVel Corp......................................................   260,818     20,635,920       0.3%
    Ensign Group, Inc. (The).........................................   472,750     19,973,687       0.3%
#   US Physical Therapy, Inc.........................................   141,440     20,009,517       0.3%
    Other Securities.................................................              572,455,025       9.0%
                                                                                --------------      ----
TOTAL HEALTH CARE....................................................              677,675,117      10.6%
                                                                                --------------      ----
INDUSTRIALS -- (18.6%)
#   AAON, Inc........................................................   397,794     19,356,656       0.3%
    Albany International Corp., Class A..............................   214,764     18,035,881       0.3%
*   Casella Waste Systems, Inc., Class A.............................   462,261     20,149,957       0.3%
    Comfort Systems USA, Inc.........................................   370,163     18,659,917       0.3%
    Federal Signal Corp..............................................   665,416     21,586,095       0.3%

U.S. MICRO CAP PORTFOLIO

CONTINUED


                                                                                               PERCENTAGE
                                                                      SHARES      VALUE+     OF NET ASSETS++
                                                                      ------- -------------- ---------------
INDUSTRIALS -- (Continued)
    Forward Air Corp................................................. 306,722 $   21,215,961       0.3%
*   Gibraltar Industries, Inc........................................ 326,472     17,378,105       0.3%
    Kaman Corp....................................................... 281,442     16,512,202       0.3%
    McGrath RentCorp................................................. 243,556     18,585,758       0.3%
*   Meritor, Inc..................................................... 757,605     16,690,038       0.3%
*   Saia, Inc........................................................ 216,536     19,315,011       0.3%
    Other Securities.................................................          1,086,557,865      17.1%
                                                                              --------------      ----
TOTAL INDUSTRIALS....................................................          1,294,043,446      20.4%
                                                                              --------------      ----
INFORMATION TECHNOLOGY -- (12.2%)
#   Badger Meter, Inc................................................ 332,787     19,235,089       0.3%
    Brooks Automation, Inc........................................... 400,565     17,011,995       0.3%
#   CSG Systems International, Inc................................... 350,580     20,207,431       0.3%
*   ExlService Holdings, Inc ........................................ 262,074     18,248,213       0.3%
*   Fabrinet......................................................... 391,593     22,019,274       0.4%
*   Insight Enterprises, Inc......................................... 311,814     19,139,143       0.3%
*   Knowles Corp..................................................... 859,266     18,542,960       0.3%
*   Lattice Semiconductor Corp....................................... 850,629     16,663,822       0.3%
*   Onto Innovation Inc.............................................. 545,072     17,551,321       0.3%
*   OSI Systems, Inc................................................. 216,976     21,532,698       0.3%
*   Plexus Corp...................................................... 225,831     16,697,944       0.3%
    Other Securities.................................................            643,975,152      10.0%
                                                                              --------------      ----
TOTAL INFORMATION TECHNOLOGY.........................................            850,825,042      13.4%
                                                                              --------------      ----
MATERIALS -- (4.2%)
    Innospec, Inc.................................................... 251,221     22,951,551       0.4%
    Kaiser Aluminum Corp............................................. 167,047     17,887,393       0.3%
    Other Securities.................................................            249,583,004       3.9%
                                                                              --------------      ----
TOTAL MATERIALS......................................................            290,421,948       4.6%
                                                                              --------------      ----
REAL ESTATE -- (0.7%)
    Other Securities.................................................             49,608,234       0.8%
                                                                              --------------      ----
UTILITIES -- (2.1%)
#   California Water Service Group................................... 408,800     22,880,536       0.4%
    Otter Tail Corp.................................................. 303,669     17,211,959       0.3%
    Other Securities.................................................            105,104,872       1.6%
                                                                              --------------      ----
TOTAL UTILITIES......................................................            145,197,367       2.3%
                                                                              --------------      ----
TOTAL COMMON STOCKS..................................................          6,286,394,260      99.0%
                                                                              --------------      ----
PREFERRED STOCKS -- (0.0%)

COMMUNICATION SERVICES -- (0.0%)
    Other Security...................................................                635,471       0.0%
                                                                              --------------      ----
RIGHTS/WARRANTS -- (0.0%)
    Other Security...................................................                    508       0.0%
                                                                              --------------      ----
TOTAL INVESTMENT SECURITIES
  (Cost $4,315,833,245)..............................................          6,287,030,239
                                                                              --------------

U.S. MICRO CAP PORTFOLIO

CONTINUED


                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS++
                                                                        ---------- -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S. Government Money Market Fund,
        1.752%......................................................... 57,447,741 $   57,447,741        0.9%
                                                                                   --------------      -----
SECURITIES LENDING COLLATERAL -- (8.9%)
@(S)  The DFA Short Term Investment Fund............................... 53,325,046    617,024,110        9.7%
                                                                                   --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $4,990,234,767)................................................            $6,961,502,090      109.6%
                                                                                   ==============      =====

As of October 31, 2019, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

                                                                                                  UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................    386     12/20/19  $57,536,063 $58,590,940   $1,054,877
                                                                        ----------- -----------   ----------
TOTAL FUTURES CONTRACTS...........................                      $57,536,063 $58,590,940   $1,054,877
                                                                        =========== ===========   ==========

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                               -------------- ------------ -------- --------------
Common Stocks
   Communication Services..... $  157,740,820           --       -- $  157,740,820
   Consumer Discretionary.....    818,781,168 $     11,479       --    818,792,647
   Consumer Staples...........    252,708,344           --       --    252,708,344
   Energy.....................    329,187,071           --       --    329,187,071
   Financials.................  1,420,040,837      153,387       --  1,420,194,224
   Health Care................    677,675,117           --       --    677,675,117
   Industrials................  1,294,043,446           --       --  1,294,043,446
   Information Technology.....    850,815,662        9,380       --    850,825,042
   Materials..................    290,421,948           --       --    290,421,948
   Real Estate................     49,608,234           --       --     49,608,234
   Utilities..................    145,197,367           --       --    145,197,367
Preferred Stocks
   Communication Services.....        635,471           --       --        635,471
Rights/Warrants
   Consumer Discretionary.....             --          508       --            508
Temporary Cash Investments....     57,447,741           --       --     57,447,741
Securities Lending Collateral.             --  617,024,110       --    617,024,110
Futures Contracts**...........      1,054,877           --       --      1,054,877
                               -------------- ------------ -------- --------------
TOTAL......................... $6,345,358,103 $617,198,864       -- $6,962,556,967
                               ============== ============ ======== ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                  U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                               PERCENTAGE
                                                                       SHARES      VALUE+    OF NET ASSETS++
                                                                      --------- ------------ ---------------
COMMON STOCKS -- (98.8%)
COMMUNICATION SERVICES -- (5.9%)
    Verizon Communications, Inc...................................... 1,041,662 $ 62,989,301       3.7%
    Other Securities.................................................             37,311,343       2.2%
                                                                                ------------      ----
TOTAL COMMUNICATION SERVICES.........................................            100,300,644       5.9%
                                                                                ------------      ----
CONSUMER DISCRETIONARY -- (16.3%)
*   Amazon.com, Inc..................................................    35,569   63,194,020       3.7%
*   Booking Holdings, Inc............................................     8,019   16,429,087       1.0%
    Home Depot, Inc. (The)...........................................   125,512   29,442,605       1.7%
    Lowe's Cos., Inc.................................................   119,377   13,323,667       0.8%
    NIKE, Inc., Class B..............................................   241,995   21,670,652       1.3%
    Starbucks Corp...................................................   127,762   10,803,555       0.6%
    Target Corp......................................................   118,241   12,641,145       0.7%
    TJX Cos., Inc. (The).............................................   208,682   12,030,517       0.7%
    Other Securities.................................................            100,909,265       6.0%
                                                                                ------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................            280,444,513      16.5%
                                                                                ------------      ----
CONSUMER STAPLES -- (9.3%)
    Altria Group, Inc................................................   442,710   19,828,981       1.2%
    Coca-Cola Co. (The)..............................................   644,805   35,096,736       2.1%
    Costco Wholesale Corp............................................    54,131   16,082,861       0.9%
    PepsiCo, Inc.....................................................   285,676   39,186,177       2.3%
    Other Securities.................................................             49,188,304       2.9%
                                                                                ------------      ----
TOTAL CONSUMER STAPLES...............................................            159,383,059       9.4%
                                                                                ------------      ----
ENERGY -- (1.2%)
    ConocoPhillips...................................................   203,326   11,223,595       0.7%
    Other Securities.................................................              9,187,457       0.5%
                                                                                ------------      ----
TOTAL ENERGY.........................................................             20,411,052       1.2%
                                                                                ------------      ----
FINANCIALS -- (3.1%)
    American Express Co..............................................    97,128   11,391,172       0.7%
    Other Securities.................................................             41,895,138       2.4%
                                                                                ------------      ----
TOTAL FINANCIALS.....................................................             53,286,310       3.1%
                                                                                ------------      ----
HEALTH CARE -- (11.8%)
    Amgen, Inc.......................................................   127,696   27,231,172       1.6%
*   Biogen, Inc......................................................    36,580   10,926,812       0.6%
    Bristol-Myers Squibb Co..........................................   341,403   19,586,290       1.2%
    Eli Lilly & Co...................................................   137,386   15,655,135       0.9%
    Gilead Sciences, Inc.............................................   182,157   11,605,222       0.7%
    Johnson & Johnson................................................   107,656   14,214,898       0.8%
    Merck & Co., Inc.................................................   650,368   56,360,891       3.3%
    Other Securities.................................................             46,808,806       2.8%
                                                                                ------------      ----
TOTAL HEALTH CARE....................................................            202,389,226      11.9%
                                                                                ------------      ----
INDUSTRIALS -- (16.9%)
    3M Co............................................................   128,903   21,267,706       1.2%
    Boeing Co. (The).................................................    41,230   14,014,489       0.8%
    Caterpillar, Inc.................................................   136,803   18,851,453       1.1%

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

                                                                                                     PERCENTAGE
                                                                          SHARES       VALUE+      OF NET ASSETS++
                                                                        ---------- --------------- ---------------
INDUSTRIALS -- (Continued)
      CSX Corp.........................................................    150,667 $    10,587,370        0.6%
      Deere & Co.......................................................     65,364      11,382,487        0.7%
      Honeywell International, Inc ....................................     90,936      15,707,375        0.9%
      Lockheed Martin Corp.............................................     40,600      15,293,208        0.9%
      Northrop Grumman Corp............................................     33,188      11,698,106        0.7%
      Union Pacific Corp...............................................    182,244      30,154,092        1.8%
*     United Airlines Holdings, Inc....................................    111,212      10,102,498        0.6%
      United Parcel Service, Inc., Class B.............................    107,409      12,370,295        0.7%
      Waste Management, Inc............................................     95,402      10,705,058        0.6%
      Other Securities.................................................                107,728,860        6.4%
                                                                                   ---------------      -----
TOTAL INDUSTRIALS......................................................                289,862,997       17.0%
                                                                                   ---------------      -----
INFORMATION TECHNOLOGY -- (32.1%)
      Accenture P.L.C., Class A........................................    127,579      23,655,698        1.4%
      Apple, Inc.......................................................    276,938      68,891,097        4.1%
      Automatic Data Processing, Inc...................................     75,447      12,239,767        0.7%
      Cisco Systems, Inc...............................................    947,223      45,002,565        2.6%
      Intel Corp.......................................................    270,214      15,275,197        0.9%
      International Business Machines Corp.............................    232,157      31,046,356        1.8%
      Intuit, Inc......................................................     41,654      10,725,905        0.6%
      KLA Corp.........................................................     60,132      10,164,713        0.6%
      Mastercard, Inc., Class A........................................    156,520      43,326,301        2.5%
*     Micron Technology, Inc...........................................    216,524      10,295,716        0.6%
      Microsoft Corp...................................................    448,664      64,324,958        3.8%
      Oracle Corp......................................................    540,495      29,451,573        1.7%
      QUALCOMM, Inc....................................................    190,660      15,336,690        0.9%
      Texas Instruments, Inc...........................................    181,415      21,405,156        1.3%
      Visa, Inc., Class A..............................................    317,833      56,847,610        3.3%
      Other Securities.................................................                 93,953,991        5.6%
                                                                                   ---------------      -----
TOTAL INFORMATION TECHNOLOGY...........................................                551,943,293       32.4%
                                                                                   ---------------      -----
MATERIALS -- (2.2%)
      Other Securities.................................................                 38,279,765        2.2%
                                                                                   ---------------      -----
UTILITIES -- (0.0%)
      Other Security...................................................                    466,235        0.0%
                                                                                   ---------------      -----
TOTAL COMMON STOCKS
  (Cost $1,512,866,781)................................................              1,696,767,094       99.6%
                                                                                   ---------------      -----
TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional U.S. Government Money Market Fund,
        1.752%......................................................... 11,153,223      11,153,223        0.7%
                                                                                   ---------------      -----
SECURITIES LENDING COLLATERAL -- (0.6%)
@(S)  The DFA Short Term Investment Fund...............................    869,099      10,056,343        0.6%
                                                                                   ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $1,534,075,213)................................................            $ 1,717,976,660      100.9%
                                                                                   ===============      =====

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2   LEVEL 3      TOTAL
                               -------------- ----------- -------- --------------
Common Stocks
   Communication Services..... $  100,300,644          --       -- $  100,300,644
   Consumer Discretionary.....    280,444,513          --       --    280,444,513
   Consumer Staples...........    159,383,059          --       --    159,383,059
   Energy.....................     20,411,052          --       --     20,411,052
   Financials.................     53,286,310          --       --     53,286,310
   Health Care................    202,389,226          --       --    202,389,226
   Industrials................    289,862,997          --       --    289,862,997
   Information Technology.....    551,943,293          --       --    551,943,293
   Materials..................     38,279,765          --       --     38,279,765
   Utilities..................        466,235          --       --        466,235
Temporary Cash Investments....     11,153,223          --       --     11,153,223
Securities Lending Collateral.             -- $10,056,343       --     10,056,343
                               -------------- ----------- -------- --------------
TOTAL......................... $1,707,920,317 $10,056,343       -- $1,717,976,660
                               ============== =========== ======== ==============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                               PERCENTAGE
                                                                       SHARES      VALUE+    OF NET ASSETS++
                                                                      --------- ------------ ---------------
COMMON STOCKS -- (96.1%)
FINANCIALS -- (0.0%)
    Other Security...................................................           $     71,223       0.0%
                                                                                ------------       ---
REAL ESTATE -- (96.1%)
    Alexandria Real Estate Equities, Inc............................. 1,011,790  160,621,663       1.5%
    American Campus Communities, Inc................................. 1,222,192   61,085,156       0.6%
    American Homes 4 Rent, Class A................................... 2,400,755   63,547,985       0.6%
    American Tower Corp.............................................. 3,954,874  862,478,922       8.1%
    Apartment Investment & Management Co., Class A................... 1,343,137   73,711,359       0.7%
    AvalonBay Communities, Inc....................................... 1,246,770  271,371,958       2.5%
    Boston Properties, Inc........................................... 1,376,305  188,829,046       1.8%
    Brixmor Property Group, Inc...................................... 2,653,999   58,441,058       0.6%
    Camden Property Trust............................................   862,790   98,677,292       0.9%
    Crown Castle International Corp.................................. 3,715,695  515,701,309       4.8%
    CyrusOne, Inc.................................................... 1,005,094   71,643,100       0.7%
#   Digital Realty Trust, Inc........................................ 1,858,338  236,083,260       2.2%
    Douglas Emmett, Inc.............................................. 1,481,172   64,164,371       0.6%
    Duke Realty Corp................................................. 3,212,175  112,875,830       1.1%
    Equinix, Inc.....................................................   755,402  428,146,746       4.0%
    Equity LifeStyle Properties, Inc................................. 1,541,591  107,818,875       1.0%
    Equity Residential............................................... 3,315,232  293,928,469       2.8%
    Essex Property Trust, Inc........................................   589,672  192,899,401       1.8%
    Extra Space Storage, Inc......................................... 1,147,631  128,844,532       1.2%
    Federal Realty Investment Trust..................................   666,399   90,636,928       0.9%
    Gaming and Leisure Properties, Inc............................... 1,815,266   73,264,136       0.7%
    Healthcare Trust of America, Inc., Class A....................... 1,822,240   56,489,440       0.5%
    Healthpeak Properties, Inc....................................... 4,372,556  164,495,557       1.5%
    Host Hotels & Resorts, Inc....................................... 6,521,802  106,892,335       1.0%
    Invitation Homes, Inc............................................ 4,088,959  125,899,048       1.2%
#   Iron Mountain, Inc............................................... 2,557,308   83,879,702       0.8%
    Kilroy Realty Corp...............................................   943,912   79,222,534       0.7%
    Kimco Realty Corp................................................ 3,759,747   81,060,145       0.8%
#   Lamar Advertising Co., Class A...................................   764,638   61,178,686       0.6%
    Liberty Property Trust........................................... 1,395,833   82,451,855       0.8%
    Medical Properties Trust, Inc.................................... 3,974,409   82,389,499       0.8%
    Mid-America Apartment Communities, Inc........................... 1,016,747  141,317,666       1.3%
#   National Retail Properties, Inc.................................. 1,528,931   90,069,325       0.8%
#   Omega Healthcare Investors, Inc.................................. 2,011,292   88,577,300       0.8%
    Prologis, Inc.................................................... 5,633,166  494,366,648       4.6%
    Public Storage................................................... 1,401,958  312,440,360       2.9%
    Realty Income Corp............................................... 2,840,415  232,317,543       2.2%
    Regency Centers Corp............................................. 1,490,319  100,209,050       0.9%
    SBA Communications Corp.......................................... 1,009,625  242,966,256       2.3%
    Simon Property Group, Inc........................................ 2,742,293  413,208,709       3.9%
    SL Green Realty Corp.............................................   742,559   62,077,932       0.6%
    STORE Capital Corp............................................... 1,850,462   74,943,711       0.7%
    Sun Communities, Inc.............................................   812,863  132,212,167       1.2%
    UDR, Inc......................................................... 2,597,971  130,548,043       1.2%
    Ventas, Inc...................................................... 3,326,665  216,565,892       2.0%
    VEREIT, Inc...................................................... 9,470,406   93,188,795       0.9%
    Vornado Realty Trust............................................. 1,530,564  100,450,915       0.9%
    Welltower, Inc................................................... 3,618,348  328,147,980       3.1%
    WP Carey, Inc.................................................... 1,523,163  140,222,386       1.3%

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED


                                                                                                      PERCENTAGE
                                                                          SHARES        VALUE+      OF NET ASSETS++
                                                                        ----------- --------------- ---------------
REAL ESTATE -- (Continued)
      Other Securities.................................................             $ 2,092,380,084       19.6%
                                                                                    ---------------      -----
TOTAL REAL ESTATE......................................................              10,564,940,959       99.0%
                                                                                    ---------------      -----
TOTAL COMMON STOCKS
  (Cost $6,653,070,264)................................................              10,565,012,182       99.0%
                                                                                    ---------------      -----
TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional U.S. Government Money Market Fund,
        1.752%......................................................... 115,151,374     115,151,374        1.1%
                                                                                    ---------------      -----
SECURITIES LENDING COLLATERAL -- (2.9%)
@(S)  The DFA Short Term Investment Fund...............................  27,408,938     317,148,823        3.0%
                                                                                    ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $7,085,345,302)................................................             $10,997,312,379      103.1%
                                                                                    ===============      =====

As of October 31, 2019, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

                                                                                                  UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................    638     12/20/19  $95,935,733 $96,842,020    $906,287
                                                                        ----------- -----------    --------
TOTAL FUTURES CONTRACTS...........................                      $95,935,733 $96,842,020    $906,287
                                                                        =========== ===========    ========

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3       TOTAL
                               --------------- ------------ -------- ---------------
Common Stocks
   Financials................. $        71,223           --       -- $        71,223
   Real Estate................  10,564,940,959           --       --  10,564,940,959
Temporary Cash Investments....     115,151,374           --       --     115,151,374
Securities Lending Collateral.              -- $317,148,823       --     317,148,823
Futures Contracts**...........         906,287           --       --         906,287
                               --------------- ------------ -------- ---------------
TOTAL......................... $10,681,069,843 $317,148,823       -- $10,998,218,666
                               =============== ============ ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                   ENHANCED U.S.
                                                       LARGE      U.S. LARGE CAP
                                                      COMPANY         EQUITY     U.S. LARGE CAP   U.S. TARGETED
                                                    PORTFOLIO*      PORTFOLIO*   VALUE PORTFOLIO VALUE PORTFOLIO*
                                                   -------------- -------------- --------------- ----------------
ASSETS:
Investments in Affiliated Investment Companies at
  Value...........................................             --             -- $   25,666,839               --
Investment Securities at Value (including $1,259,
  $32,859, $0 and $1,409,998 of securities on
  loan, respectively)............................. $      384,984 $    1,608,309             --   $   10,684,535
Temporary Cash Investments at Value & Cost........             --          2,965             --           88,749
Collateral from Securities on Loan Invested in
  Affiliate at Value (including cost of $1,289,
  $19,726, $0 and $825,324).......................          1,289         19,728             --          825,426
Segregated Cash for Futures Contracts.............             --             --             --              186
Foreign Currencies at Value.......................              4             --             --               --
Cash..............................................         10,476             --             --               --
Receivables:
   Investment Securities Sold.....................             --          2,379             --           11,129
   Dividends and Interest.........................          2,714          1,426             --            5,561
   Securities Lending Income......................              1              7             --              657
   Fund Shares Sold...............................            186            308         13,667            3,814
   Futures Margin Variation.......................             --             --             --            3,302
Unrealized Gain on Forward Currency Contracts.....             52             --             --               --
Unrealized Gain on Foreign Currency Contracts.....             21             --             --               --
Prepaid Expenses and Other Assets.................             12             21            128              100
                                                   -------------- -------------- --------------   --------------
       Total Assets...............................        399,739      1,635,143     25,680,634       11,623,459
                                                   -------------- -------------- --------------   --------------
LIABILITIES:
Payables:
   Due to Custodian...............................             --              5             --               --
   Upon Return of Securities Loaned...............          1,288         19,730             --          825,459
   Investment Securities Purchased................          6,951             --             --            1,785
   Fund Shares Redeemed...........................            548          3,543         19,573            7,682
   Due to Advisor.................................             21            206          3,200            3,149
   Futures Margin Variation.......................          1,535             --             --               --
Unrealized Loss on Forward Currency Contracts.....          2,591             --             --               --
Accrued Expenses and Other Liabilities............             55            130          1,284            1,013
                                                   -------------- -------------- --------------   --------------
       Total Liabilities..........................         12,989         23,614         24,057          839,088
                                                   -------------- -------------- --------------   --------------
NET ASSETS........................................ $    386,750 $      1,611,529 $   25,656,577   $   10,784,371
                                                   ============== ============== ==============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Class R1 Shares -- based on net assets of $0; $0;
  $0 and $56,378 and shares outstanding of 0, 0,
  0 and 2,528,378, respectively...................            N/A            N/A            N/A   $        22.30
                                                   ============== ============== ==============   ==============
NUMBER OF SHARES AUTHORIZED.......................            N/A            N/A            N/A      200,000,000
                                                   ============== ============== ==============   ==============
Class R2 Shares -- based on net assets of $0; $0;
  $0 and $72,669 and shares outstanding of 0, 0,
  0 and 3,276,218, respectively...................            N/A            N/A            N/A   $        22.18
                                                   ============== ============== ==============   ==============
NUMBER OF SHARES AUTHORIZED.......................            N/A            N/A            N/A      200,000,000
                                                   ============== ============== ==============   ==============
Institutional Class Shares -- based on net assets
  of $386,750; $1,611,529; $25,656,577 and
  $10,655,324 and shares outstanding of
  27,590,706, 86,590,830, 690,991,083 and
  477,672,944, respectively....................... $      14.02 $          18.61 $        37.13   $        22.31
                                                   ============== ============== ==============   ==============
NUMBER OF SHARES AUTHORIZED.......................  1,000,000,000  1,000,000,000  4,000,000,000    1,500,000,000
                                                   ============== ============== ==============   ==============
Investment Securities at Cost..................... $      385,113 $    1,137,548            N/A   $    9,565,560
                                                   ============== ============== ==============   ==============
Foreign Currencies at Cost........................ $            4 $           -- $           --   $           --
                                                   ============== ============== ==============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $      353,056 $    1,138,064 $   18,455,261   $    9,398,309
Total Distributable Earnings (Loss)...............         33,694        473,465      7,201,316        1,386,062
                                                   -------------- -------------- --------------   --------------
NET ASSETS........................................ $      386,750 $    1,611,529 $   25,656,577   $   10,784,371
                                                   ============== ============== ==============   ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                U.S. CORE      U.S. CORE
                                                              U.S. SMALL CAP     EQUITY 1       EQUITY 2       U.S. VECTOR
                                                             VALUE PORTFOLIO*   PORTFOLIO*     PORTFOLIO*   EQUITY PORTFOLIO*
                                                             ---------------- -------------- -------------- -----------------
ASSETS:
Investment Securities at Value (including $1,680,794,
  $2,000,150, $2,194,918 and $444,125 of securities on
  loan, respectively).......................................  $   13,651,535  $   26,337,548 $   27,580,949  $    4,567,604
Temporary Cash Investments at Value & Cost..................         222,085         234,980        216,323          17,631
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $1,062,219, $1,249,503,
  $1,381,596 and $287,290)..................................       1,062,351       1,249,641      1,381,742         287,323
Segregated Cash for Futures Contracts.......................           4,089           8,618          9,923             863
Receivables:
   Investment Securities Sold...............................          23,976             520         25,763             275
   Dividends and Interest...................................           6,365          22,844         21,515           3,064
   Securities Lending Income................................             995             605            766             180
   Fund Shares Sold.........................................           6,502          24,379         10,812           1,672
   Futures Margin Variation.................................           2,865              --             --              --
Prepaid Expenses and Other Assets...........................              97             148            125              33
                                                              --------------  -------------- --------------  --------------
       Total Assets.........................................      14,980,860      27,879,283     29,247,918       4,878,645
                                                              --------------  -------------- --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................       1,062,300       1,249,627      1,381,666         287,341
   Investment Securities Purchased..........................              --          19,269          4,242              --
   Fund Shares Redeemed.....................................         144,828          11,905         25,231           6,043
   Due to Advisor...........................................           5,762           3,757          4,629           1,145
   Futures Margin Variation.................................              --             821            945              82
Accrued Expenses and Other Liabilities......................           1,457           1,846          2,050             422
                                                              --------------  -------------- --------------  --------------
       Total Liabilities....................................       1,214,347       1,287,225      1,418,763         295,033
                                                              --------------  -------------- --------------  --------------
NET ASSETS..................................................  $   13,766,513  $   26,592,058 $   27,829,155  $    4,583,612
                                                              ==============  ============== ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $13,766,513; $26,592,058; $27,829,155 and $4,583,612 and
  shares outstanding of 419,799,735, 1,076,017,880,
  1,227,971,702 and 244,986,408, respectively...............  $        32.79  $        24.71 $        22.66  $        18.71
                                                              ==============  ============== ==============  ==============
NUMBER OF SHARES AUTHORIZED.................................   3,400,000,000   3,000,000,000  4,600,000,000   2,000,000,000
                                                              ==============  ============== ==============  ==============
Investment Securities at Cost...............................  $   11,391,408  $   16,958,014 $   17,943,654  $    2,995,945
                                                              ==============  ============== ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $   11,289,391  $   16,761,133 $   17,576,057  $    2,930,401
Total Distributable Earnings (Loss).........................       2,477,122       9,830,925     10,253,098       1,653,211
                                                              --------------  -------------- --------------  --------------
NET ASSETS..................................................  $   13,766,513  $   26,592,058 $   27,829,155  $    4,583,612
                                                              ==============  ============== ==============  ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                              U.S. HIGH      DFA REAL
                                                                                              RELATIVE        ESTATE
                                                              U.S. SMALL CAP U.S. MICRO CAP PROFITABILITY   SECURITIES
                                                                PORTFOLIO*     PORTFOLIO*    PORTFOLIO*     PORTFOLIO*
                                                              -------------- -------------- ------------- --------------
ASSETS:
Investment Securities at Value (including $3,079,964,
  $895,854, $19,277 and $578,945 of securities on loan,
  respectively).............................................. $   17,240,517 $    6,287,030 $  1,696,767  $   10,565,012
Temporary Cash Investments at Value & Cost...................        112,333         57,448       11,153         115,151
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $1,964,298, $616,954, $10,055 and
  $317,124)..................................................      1,964,506        617,024       10,056         317,149
Segregated Cash for Futures Contracts........................          6,325          2,432           --           4,019
Receivables:
   Investment Securities Sold................................         40,002          6,531           --              --
   Dividends and Interest....................................          5,392          2,759        1,906           5,714
   Securities Lending Income.................................          1,094            312            5              97
   Fund Shares Sold..........................................          6,332          3,612        4,883           8,567
Prepaid Expenses and Other Assets............................             76             43           73              59
                                                              -------------- -------------- ------------  --------------
       Total Assets..........................................     19,376,577      6,977,191    1,724,843      11,015,768
                                                              -------------- -------------- ------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..........................      1,964,649        617,006       10,060         317,240
   Investment Securities Purchased...........................             --          3,837       10,300          16,469
   Fund Shares Redeemed......................................         12,357          1,552          794           8,105
   Due to Advisor............................................          5,059          2,626          243           1,290
   Futures Margin Variation..................................            603            231           --             383
Accrued Expenses and Other Liabilities.......................          1,414            640          144             844
                                                              -------------- -------------- ------------  --------------
       Total Liabilities.....................................      1,984,082        625,892       21,541         344,331
                                                              -------------- -------------- ------------  --------------
NET ASSETS................................................... $   17,392,495 $    6,351,299 $  1,703,302  $   10,671,437
                                                              ============== ============== ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $17,392,495; $6,351,299; $1,703,302 and $10,671,437 and
  shares outstanding of 514,596,633, 305,614,181,
  126,062,603 and 254,695,760, respectively.................. $        33.80 $        20.78 $      13.51  $        41.90
                                                              ============== ============== ============  ==============
NUMBER OF SHARES AUTHORIZED..................................  2,000,000,000  3,000,000,000  500,000,000   1,700,000,000
                                                              ============== ============== ============  ==============
Investment Securities at Cost................................ $   13,883,352 $    4,315,833 $  1,512,867  $    6,653,071
                                                              ============== ============== ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................. $   13,665,331 $    4,253,256 $  1,527,593  $    6,773,117
Total Distributable Earnings (Loss)..........................      3,727,164      2,098,043      175,709       3,898,320
                                                              -------------- -------------- ------------  --------------
NET ASSETS................................................... $   17,392,495 $    6,351,299 $  1,703,302  $   10,671,437
                                                              ============== ============== ============  ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                 ENHANCED U.S.
                                                                     LARGE     U.S. LARGE CAP
                                                                    COMPANY        EQUITY      U.S. LARGE CAP   U.S. TARGETED
                                                                  PORTFOLIO#     PORTFOLIO#   VALUE PORTFOLIO* VALUE PORTFOLIO#
                                                                 ------------- -------------- ---------------- ----------------
INVESTMENT INCOME
Net Investment Income Allocated from Affiliated Investment
  Companies
   Dividends (Net of Foreign Taxes Withheld of $0, $0, $0
     and $0, respectively)......................................         --             --       $  651,960              --
   Income from Securities Lending...............................         --             --            1,415              --
   Expenses Allocated from Affiliated Investment Companies......         --             --          (27,377)             --
                                                                    -------       --------       ----------       ---------
       Total Net Investment Income Allocated from
         Affiliated Investment Companies........................         --             --          625,998              --
                                                                    -------       --------       ----------       ---------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0, $1, $0
     and $169, respectively)....................................         --       $ 30,337               --       $ 186,204
   Interest.....................................................    $ 7,002             --               --              --
   Income from Securities Lending...............................          6             99               --           5,675
          Total Fund Investment Income..........................      7,008         30,436               --         191,879
FUND EXPENSES
   Investment Management Fees...................................        659          2,337           62,565          36,857
   Accounting & Transfer Agent Fees.............................         84            321            3,016           1,286
   S&P 500(R) Fees..............................................          8             --               --              --
   Custodian Fees...............................................          9             26                1             157
   Shareholder Servicing Fees
     Class R1 Shares............................................         --             --               --              49
     Class R2 Shares............................................         --             --               --             219
   Filing Fees..................................................         26             57              398             292
   Shareholders' Reports........................................         23             44              710             481
   Directors'/Trustees' Fees & Expenses.........................          2              9              149              62
   Professional Fees............................................          6             28               66             195
   Other........................................................          8             70              126             249
                                                                    -------       --------       ----------       ---------
          Total Fund Expenses...................................        825          2,892           67,031          39,847
                                                                    -------       --------       ----------       ---------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees Recovered by Advisor (Note C)..................       (332)            --          (25,027)             --
                                                                    -------       --------       ----------       ---------
   Net Expenses.................................................        493          2,892           42,004          39,847
                                                                    -------       --------       ----------       ---------
   NET INVESTMENT INCOME (LOSS).................................      6,515         27,544          583,994         152,032
                                                                    -------       --------       ----------       ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**.............................       (598)         7,768               --         294,019
       Affiliated Investment Companies Shares Sold..............         --             (1)              --             (25)
       Transactions Allocated from Affiliated Investment
         Company**..............................................         --             --          567,299              --
       Futures..................................................      3,117          1,076               --           2,964
       Foreign Currency Transactions............................        (22)            --               --              --
       Forward Currency Contracts...............................      4,580             --               --              --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency...............      4,904        161,776               --        (345,890)
       Affiliated Investment Companies Shares...................         --              1               --              76
       Transactions Allocated from Affiliated Investment
         Company................................................         --             --          520,416              --
       Futures..................................................     32,621             --               --           5,420
       Translation of Foreign Currency-Denominated Amounts......         17             --               --              --
       Forward Currency Contracts...............................     (2,987)            --               --              --
                                                                    -------       --------       ----------       ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS)......................     41,632        170,620        1,087,715         (43,436)
                                                                    -------       --------       ----------       ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS....................................................    $48,147       $198,164       $1,671,709       $ 108,596
                                                                    =======       ========       ==========       =========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                                            U.S. CORE   U.S. CORE   U.S. VECTOR
                                                                            U.S. SMALL CAP   EQUITY 1    EQUITY 2     EQUITY
                                                                           VALUE PORTFOLIO# PORTFOLIO#  PORTFOLIO#  PORTFOLIO#
                                                                           ---------------- ----------  ----------  -----------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $244, $149, $179 and $41,
     respectively)........................................................    $ 242,881     $  470,174  $  490,403   $ 81,906
   Income from Securities Lending.........................................        7,867          6,494       7,992      1,945
                                                                              ---------     ----------  ----------   --------
       Total Investment Income............................................      250,748        476,668     498,395     83,851
                                                                              ---------     ----------  ----------   --------
EXPENSES
   Investment Management Fees.............................................       69,977         42,253      52,139     13,548
   Accounting & Transfer Agent Fees.......................................        2,100          4,004       3,874        794
   Custodian Fees.........................................................          230            292         305         61
   Filing Fees............................................................          330            486         569         80
   Shareholders' Reports..................................................          612            463         497        159
   Directors'/Trustees' Fees & Expenses...................................           84            144         151         27
   Professional Fees......................................................          266            446         470         84
   Other..................................................................          331            578         607        109
          Total Expenses..................................................       73,930         48,666      58,612     14,862
                                                                              ---------     ----------  ----------   --------
   Net Expenses...........................................................       73,930         48,666      58,612     14,862
                                                                              ---------     ----------  ----------   --------
   NET INVESTMENT INCOME (LOSS)...........................................      176,818        428,002     439,783     68,989
                                                                              ---------     ----------  ----------   --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**.......................................      252,390        426,686     599,875     79,679
       Affiliated Investment Companies Shares Sold........................          (15)           (10)        (16)        (8)
       Futures............................................................        2,914         18,158      12,596      5,143
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.........................     (894,215)     1,821,725   1,487,083    107,790
       Affiliated Investment Companies Shares.............................           92            121         119         24
       Futures............................................................        2,943          7,258      11,243       (433)
                                                                              ---------     ----------  ----------   --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)................................     (635,891)     2,273,938   2,110,900    192,195
                                                                              ---------     ----------  ----------   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........    $(459,073)    $2,701,940  $2,550,683   $261,184
                                                                              =========     ==========  ==========   ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                                                        U.S. HIGH    DFA REAL
                                                                                                        RELATIVE      ESTATE
                                                                        U.S. SMALL CAP U.S. MICRO CAP PROFITABILITY SECURITIES
                                                                          PORTFOLIO#     PORTFOLIO#    PORTFOLIO#   PORTFOLIO#
                                                                        -------------- -------------- ------------- ----------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $117, $38, $0 and $19,
     respectively).....................................................   $ 243,984      $  91,143      $ 22,885    $  147,388
   Income from Securities Lending......................................      12,995          4,246            51           936
                                                                          ---------      ---------      --------    ----------
          Total Investment Income......................................     256,979         95,389        22,936       148,324
                                                                          ---------      ---------      --------    ----------
FUND EXPENSES
   Investment Management Fees..........................................      59,794         31,545         2,313        16,164
   Accounting & Transfer Agent Fees....................................       2,114            997           269         1,416
   Custodian Fees......................................................         245            117            24           108
   Filing Fees.........................................................         254            151           210           125
   Shareholders' Reports...............................................         559            216            44           411
   Directors'/Trustees' Fees & Expenses................................         101             37             5            54
   Professional Fees...................................................         320            116            17           169
   Other...............................................................         402            152            35           199
                                                                          ---------      ---------      --------    ----------
          Total Fund Expenses..........................................      63,789         33,331         2,917        18,646
                                                                          ---------      ---------      --------    ----------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
     Fees Recovered by Advisor (Note C)................................          --             --           (26)       (1,533)
                                                                          ---------      ---------      --------    ----------
   Net Expenses........................................................      63,789         33,331         2,891        17,113
                                                                          ---------      ---------      --------    ----------
   NET INVESTMENT INCOME (LOSS)........................................     193,190         62,058        20,045       131,211
                                                                          ---------      ---------      --------    ----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**....................................     442,056        138,583        (7,380)      145,222
       Affiliated Investment Companies Shares Sold.....................          19            (10)           (1)          (19)
       Futures.........................................................       6,738         (1,815)          (52)       (1,177)
       In-Kind Redemptions.............................................          --             --            --        50,622
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency......................    (403,731)      (192,068)      174,344     1,820,026
       Affiliated Investment Companies Shares..........................         172             55             1            20
       Futures.........................................................       5,348          3,769            --         1,373
                                                                          ---------      ---------      --------    ----------
   NET REALIZED AND UNREALIZED GAIN (LOSS).............................      50,602        (51,486)      166,912     2,016,067
                                                                          ---------      ---------      --------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........   $ 243,792      $  10,572      $186,957    $2,147,278
                                                                          =========      =========      ========    ==========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                     ENHANCED U.S. LARGE   U.S. LARGE CAP EQUITY    U.S. LARGE CAP VALUE
                                                      COMPANY PORTFOLIO          PORTFOLIO                PORTFOLIO
                                                    --------------------  ----------------------  ------------------------
                                                      YEAR       YEAR        YEAR        YEAR        YEAR         YEAR
                                                      ENDED      ENDED       ENDED       ENDED       ENDED        ENDED
                                                     OCT 31,    OCT 31,     OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                      2019       2018        2019        2018        2019         2018
                                                    ---------  ---------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................... $   6,515  $   6,789  $   27,544  $   23,192  $   583,994  $   505,087
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........      (598)    (2,528)      7,768       4,178           --           --
       Affiliated Investment Companies Shares
         Sold......................................        --         (1)         (1)         (5)          --           --
       Transactions Allocated from Affiliated
         Investment Company*,**....................        --         --          --          --      567,299    1,280,400
       Futures.....................................     3,117     51,936       1,076          21           --           --
       Foreign Currency Transactions...............       (22)       (33)         --          --           --           --
       Forward Currency Contracts..................     4,580      2,456          --          --           --           --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency..................................     4,904     (3,976)    161,776      54,720           --           --
       Affiliated Investment Companies
         Shares....................................        --         --           1           2           --           --
       Transactions Allocated from Affiliated
         Investment Company........................        --         --          --          --      520,416   (1,151,639)
       Futures.....................................    32,621    (34,076)         --          --           --           --
       Translation of Foreign Currency-
         Denominated Amounts.......................        17          3          --          --           --           --
       Forward Currency Contracts..................    (2,987)      (448)         --          --           --           --
                                                    ---------  ---------  ----------  ----------  -----------  -----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations.............................    48,147     20,122     198,164      82,108    1,671,709      633,848
                                                    ---------  ---------  ----------  ----------  -----------  -----------
Distributions:
   Institutional Class Shares......................   (20,957)   (55,242)    (27,532)    (22,158)  (1,739,287)  (1,599,355)
                                                    ---------  ---------  ----------  ----------  -----------  -----------
       Total Distributions.........................   (20,957)   (55,242)    (27,532)    (22,158)  (1,739,287)  (1,599,355)
                                                    ---------  ---------  ----------  ----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued...................................   119,988    104,340     528,889     400,167    4,897,413    5,451,856
   Shares Issued in Lieu of Cash Distributions.....    20,897     55,182      25,154      20,444    1,640,106    1,507,556
   Shares Redeemed.................................  (108,388)  (119,686)   (570,364)   (236,226)  (6,081,700)  (4,458,440)
                                                    ---------  ---------  ----------  ----------  -----------  -----------
       Net Increase (Decrease) from Capital
         Share Transactions........................    32,497     39,836     (16,321)    184,385      455,819    2,500,972
                                                    ---------  ---------  ----------  ----------  -----------  -----------
       Total Increase (Decrease) in Net
         Assets....................................    59,687      4,716     154,311     244,335      388,241    1,535,465
NET ASSETS
   Beginning of Year...............................   327,063    322,347   1,457,218   1,212,883   25,268,336   23,732,871
                                                    ---------  ---------  ----------  ----------  -----------  -----------
   End of Year..................................... $ 386,750  $ 327,063  $1,611,529  $1,457,218  $25,656,577  $25,268,336
                                                    =========  =========  ==========  ==========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................     9,070      7,678      31,151      23,452      139,726      139,106
   Shares Issued in Lieu of Cash Distributions.....     1,778      4,245       1,470       1,202       49,108       39,063
   Shares Redeemed.................................    (8,366)    (8,983)    (33,043)    (13,769)    (173,229)    (113,759)
                                                    ---------  ---------  ----------  ----------  -----------  -----------
       Net Increase (Decrease) from Shares
         Issued and Redeemed.......................     2,482      2,940        (422)     10,885       15,605       64,410
                                                    =========  =========  ==========  ==========  ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                   U.S. TARGETED VALUE      U.S. SMALL CAP VALUE       U.S. CORE EQUITY 1
                                                        PORTFOLIO                 PORTFOLIO                 PORTFOLIO
-                                               ------------------------  ------------------------  ------------------------
                                                   YEAR         YEAR         YEAR         YEAR         YEAR         YEAR
                                                   ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                  OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                   2019         2018         2019         2018         2019         2018
                                                -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................ $   152,032  $   133,663  $   176,818  $   157,417  $   428,002  $   359,365
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /.......     294,019      450,081      252,390      833,947      426,686      159,334
       Affiliated Investment Companies
         Shares Sold...........................         (25)        (120)         (15)        (150)         (10)        (157)
       Futures.................................       2,964       10,338        2,914        8,130       18,158       22,597
       Foreign Currency Transactions...........          --          (10)          --           (5)          --           (2)
       In-Kind Redemptions.....................          --       16,160           --           --           --           --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency..............................    (345,890)    (761,255)    (894,215)  (1,207,909)   1,821,725      582,991
       Affiliated Investment Companies
         Shares................................          76            2           92          (29)         121            1
       Futures.................................       5,420       (3,019)       2,943       (7,825)       7,258      (12,157)
                                                -----------  -----------  -----------  -----------  -----------  -----------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.........................     108,596     (154,160)    (459,073)    (216,424)   2,701,940    1,111,972
                                                -----------  -----------  -----------  -----------  -----------  -----------
Distributions:
       Class R1 Shares.........................      (2,513)      (2,923)          --           --           --           --
       Class R2 Shares.........................      (5,135)      (7,940)          --           --           --           --
       Institutional Class Shares..............    (551,618)    (575,420)    (938,132)    (834,889)    (571,432)    (460,863)
                                                -----------  -----------  -----------  -----------  -----------  -----------
          Total Distributions..................    (559,266)    (586,283)    (938,132)    (834,889)    (571,432)    (460,863)
                                                -----------  -----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued...............................   2,637,809    2,212,541    3,592,295    2,623,124    5,380,108    5,010,981
   Shares Issued in Lieu of Cash
     Distributions.............................     530,049      552,460      853,450      765,814      558,896      450,061
   Shares Redeemed.............................  (2,395,979)  (2,301,827)  (4,014,642)  (2,770,877)  (5,107,180)  (3,245,167)
                                                -----------  -----------  -----------  -----------  -----------  -----------
          Net Increase (Decrease) from
            Capital Share
            Transactions.......................     771,879      463,174      431,103      618,061      831,824    2,215,875
                                                -----------  -----------  -----------  -----------  -----------  -----------
          Total Increase (Decrease) in
            Net Assets.........................     321,209     (277,269)    (966,102)    (433,252)   2,962,332    2,866,984
NET ASSETS
   Beginning of Year...........................  10,463,162   10,740,431   14,732,615   15,165,867   23,629,726   20,762,742
                                                -----------  -----------  -----------  -----------  -----------  -----------
   End of Year................................. $10,784,371  $10,463,162  $13,766,513  $14,732,615  $26,592,058  $23,629,726
                                                ===========  ===========  ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...............................     121,444       87,535      110,892       67,506      236,496      213,759
   Shares Issued in Lieu of Cash
     Distributions.............................      25,877       22,442       27,705       20,311       25,053       19,536
   Shares Redeemed.............................    (109,962)     (90,819)    (123,617)     (71,140)    (223,481)    (138,602)
                                                -----------  -----------  -----------  -----------  -----------  -----------
          Net Increase (Decrease) from
            Shares Issued and
            Redeemed...........................      37,359       19,158       14,980       16,677       38,068       94,693
                                                ===========  ===========  ===========  ===========  ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                      U.S. CORE EQUITY 2 PORTFOLIO U.S. VECTOR EQUITY PORTFOLIO U.S. SMALL CAP PORTFOLIO
                                      ---------------------------  ---------------------------  ------------------------
                                         YEAR           YEAR          YEAR           YEAR          YEAR         YEAR
                                         ENDED          ENDED         ENDED          ENDED         ENDED        ENDED
                                        OCT 31,        OCT 31,       OCT 31,        OCT 31,       OCT 31,      OCT 31,
                                         2019           2018          2019           2018          2019         2018
                                       -----------   -----------    -----------    ----------   -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
   Net Investment Income
     (Loss).......................... $   439,783    $   379,407   $    68,989    $   66,134    $   193,190  $   190,744
   Net Realized Gain (Loss)
     on:
       Investment Securities
         Sold/*,** /.................     599,875        287,280        79,679       112,491        442,056      630,926
       Affiliated Investment
         Companies Shares Sold.......         (16)          (115)           (8)          (52)            19         (358)
       Futures.......................      12,596         26,827         5,143         1,014          6,738       14,477
       Foreign Currency
         Transactions................          --             (4)           --            --             --           (6)
   Change in Unrealized
     Appreciation
     (Depreciation) of:
       Investment Securities
         and Foreign Currency........   1,487,083        218,021       107,790      (137,731)      (403,731)    (714,753)
       Affiliated Investment
         Companies Shares............         119            (15)           24           (17)           172          (18)
       Futures.......................      11,243        (16,600)         (433)          631          5,348       (5,817)
                                       -----------   -----------    -----------    ----------   -----------  -----------
          Net Increase
            (Decrease) in Net
            Assets Resulting
            from Operations..........   2,550,683        894,801       261,184        42,470        243,792      115,195
                                       -----------   -----------    -----------    ----------   -----------  -----------
Distributions:
       Institutional
         Class Shares................    (706,196)      (577,402)     (171,794)     (226,006)      (770,283)    (828,617)
                                       -----------   -----------    -----------    ----------   -----------  -----------
          Total Distributions........    (706,196)      (577,402)     (171,794)     (226,006)      (770,283)    (828,617)
                                       -----------   -----------    -----------    ----------   -----------  -----------
Capital Share
  Transactions (1):
   Shares Issued.....................   5,306,857      4,612,048     1,046,904       801,656      3,562,046    3,281,164
   Shares Issued in Lieu of
     Cash Distributions..............     689,550        567,939       161,116       223,582        729,294      786,942
   Shares Redeemed...................  (4,689,389)    (3,335,154)   (1,324,567)     (954,936)    (3,675,805)  (2,983,020)
                                       -----------   -----------    -----------    ----------   -----------  -----------
          Net Increase
            (Decrease) from
            Capital Share
            Transactions.............   1,307,018      1,844,833      (116,547)       70,302        615,535    1,085,086
                                       -----------   -----------    -----------    ----------   -----------  -----------
          Total Increase
            (Decrease) in Net
            Assets...................   3,151,505      2,162,232       (27,157)     (113,234)        89,044      371,664
NET ASSETS
   Beginning of Year.................  24,677,650     22,515,418     4,610,769     4,724,003     17,303,451   16,931,787
                                       -----------   -----------    -----------    ----------   -----------  -----------
   End of Year....................... $27,829,155    $24,677,650   $ 4,583,612    $4,610,769    $17,392,495  $17,303,451
                                       ===========   ===========    ===========    ==========   ===========  ===========
(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.....................     253,504        209,626        59,429        41,129        109,061       88,622
   Shares Issued in Lieu of
     Cash Distributions..............      33,907         26,310         9,622        11,712         23,700       21,913
   Shares Redeemed...................    (220,975)      (151,440)      (74,594)      (48,909)      (112,260)     (80,602)
                                       -----------   -----------    -----------    ----------   -----------  -----------
          Net Increase
            (Decrease) from
            Shares Issued and
            Redeemed.................      66,436         84,496        (5,543)        3,932         20,501       29,933
                                       ===========   ===========    ===========    ==========   ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                     U.S. HIGH RELATIVE     DFA REAL ESTATE SECURITIES
                                           U.S. MICRO CAP PORTFOLIO PROFITABILITY PORTFOLIO         PORTFOLIO
                                           -----------------------  ----------------------  ------------------------
                                              YEAR         YEAR        YEAR        YEAR        YEAR          YEAR
                                              ENDED        ENDED       ENDED       ENDED       ENDED         ENDED
                                             OCT 31,      OCT 31,     OCT 31,     OCT 31,     OCT 31,       OCT 31,
                                              2019         2018        2019        2018        2019          2018
                                           -----------  ----------  ----------   --------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........... $    62,058  $   49,928  $   20,045   $  6,528   $   131,211   $   399,946
   Net Realized Gain (Loss) on:
       Investment Securities
         Sold/*,** /......................     138,583     264,588      (7,380)    (2,077)      145,222       (46,559)
       Affiliated Investment
         Companies Shares Sold............         (10)        (61)         (1)        (3)          (19)          (37)
       Futures............................      (1,815)      7,709         (52)        59        (1,177)        8,922
       Foreign Currency
         Transactions.....................          --          (3)         --         --            --            --
       In-Kind Redemptions................          --          --          --         --        50,622        80,654
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities and
         Foreign Currency.................    (192,068)   (242,170)    174,344         35     1,820,026      (196,570)
       Affiliated Investment
         Companies Shares.................          55          (7)          1          1            20            (2)
       Futures............................       3,769      (3,647)         --         --         1,373        (2,811)
                                           -----------  ----------  ----------   --------   -----------   -----------
          Net Increase (Decrease)
            in Net Assets
            Resulting from
            Operations....................      10,572      76,337     186,957      4,543     2,147,278       243,543
                                           -----------  ----------  ----------   --------   -----------   -----------
Distributions:
       Institutional Class Shares.........    (310,436)   (328,523)    (18,698)    (5,717)     (212,725)     (439,618)
                                           -----------  ----------  ----------   --------   -----------   -----------
          Total Distributions.............    (310,436)   (328,523)    (18,698)    (5,717)     (212,725)     (439,618)
                                           -----------  ----------  ----------   --------   -----------   -----------
Capital Share Transactions (1):
   Shares Issued..........................   1,191,565     990,936   1,044,168    637,379     2,154,389     1,859,208
   Shares Issued in Lieu of Cash
     Distributions........................     286,363     302,813      18,687      5,712       176,698       351,943
   Shares Redeemed........................  (1,305,081)   (869,977)   (250,540)   (60,262)   (2,171,861)   (1,718,594)
                                           -----------  ----------  ----------   --------   -----------   -----------
          Net Increase (Decrease)
            from Capital Share
            Transactions..................     172,847     423,772     812,315    582,829       159,226       492,557
                                           -----------  ----------  ----------   --------   -----------   -----------
          Total Increase
            (Decrease) in Net
            Assets........................    (127,017)    171,586     980,574    581,655     2,093,779       296,482
NET ASSETS
   Beginning of Year......................   6,478,316   6,306,730     722,728    141,073     8,577,658     8,281,176
                                           -----------  ----------  ----------   --------   -----------   -----------
   End of Year............................ $ 6,351,299  $6,478,316  $1,703,302   $722,728   $10,671,437   $ 8,577,658
                                           ===========  ==========  ==========   ========   ===========   ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..........................      59,202      43,334      84,124     52,575        57,187        54,826
   Shares Issued in Lieu of Cash
     Distributions........................      15,096      13,706       1,503        468         4,909        10,160
   Shares Redeemed........................     (64,786)    (38,021)    (20,561)    (4,950)      (58,685)      (50,388)
                                           -----------  ----------  ----------   --------   -----------   -----------
          Net Increase (Decrease)
            from Shares Issued and
            Redeemed......................       9,512      19,019      65,066     48,093         3,411        14,598
                                           ===========  ==========  ==========   ========   ===========   ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                                                       ------------------------------------------------
                                                                         YEAR      YEAR      YEAR      YEAR      YEAR
                                                                         ENDED     ENDED     ENDED     ENDED     ENDED
                                                                        OCT 31,   OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                                                         2019      2018      2017      2016      2015
                                                                       --------  --------  --------  --------  --------
Net Asset Value, Beginning of Year.................................... $  13.03  $  14.54  $  12.22  $  12.54  $  13.65
                                                                       --------  --------  --------  --------  --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).......................................     0.26      0.26      0.18      0.10      0.07
   Net Gains (Losses) on Securities (Realized and Unrealized).........     1.60      0.52      2.63      0.45      0.53
                                                                       --------  --------  --------  --------  --------
       Total from Investment Operations...............................     1.86      0.78      2.81      0.55      0.60
                                                                       --------  --------  --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income..............................................    (0.30)    (0.25)    (0.13)    (0.08)    (0.05)
   Net Realized Gains.................................................    (0.57)    (2.04)    (0.36)    (0.79)    (1.66)
                                                                       --------  --------  --------  --------  --------
       Total Distributions............................................    (0.87)    (2.29)    (0.49)    (0.87)    (1.71)
                                                                       --------  --------  --------  --------  --------
Net Asset Value, End of Year.......................................... $  14.02  $  13.03  $  14.54  $  12.22  $  12.54
                                                                       ========  ========  ========  ========  ========
Total Return..........................................................    15.67%     5.62%    23.53%     4.75%     5.25%
                                                                       --------  --------  --------  --------  --------
Net Assets, End of Year (thousands)................................... $386,750  $327,063  $322,347  $238,413  $203,641
Ratio of Expenses to Average Net Assets...............................     0.15%     0.15%     0.18%     0.23%     0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
  Advisor and (Fees Paid Indirectly)).................................     0.25%     0.23%     0.24%     0.24%     0.24%
Ratio of Net Investment Income to Average Net Assets..................     1.98%     1.94%     1.36%     0.80%     0.53%
Portfolio Turnover Rate...............................................      109%       91%      122%      119%      223%
                                                                       --------  --------  --------  --------  --------

                                                                                   U.S. LARGE CAP EQUITY PORTFOLIO
                                                                       ------------------------------------------------------
                                                                          YEAR        YEAR        YEAR       YEAR      YEAR
                                                                          ENDED       ENDED       ENDED      ENDED     ENDED
                                                                         OCT 31,     OCT 31,     OCT 31,    OCT 31,   OCT 31,
                                                                          2019        2018        2017       2016      2015
                                                                       ----------  ----------  ----------  --------  --------
Net Asset Value, Beginning of Year.................................... $    16.75  $    15.93  $    13.06  $  12.86  $  12.65
                                                                       ----------  ----------  ----------  --------  --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).......................................       0.31        0.28        0.26      0.25      0.23
   Net Gains (Losses) on Securities (Realized and Unrealized).........       1.86        0.81        2.87      0.19      0.21
                                                                       ----------  ----------  ----------  --------  --------
       Total from Investment Operations...............................       2.17        1.09        3.13      0.44      0.44
                                                                       ----------  ----------  ----------  --------  --------
Less Distributions:
-------------------
   Net Investment Income..............................................      (0.31)      (0.27)      (0.26)    (0.24)    (0.21)
   Net Realized Gains.................................................         --          --          --        --     (0.02)
                                                                       ----------  ----------  ----------  --------  --------
       Total Distributions............................................      (0.31)      (0.27)      (0.26)    (0.24)    (0.23)
                                                                       ----------  ----------  ----------  --------  --------
Net Asset Value, End of Year.......................................... $    18.61  $    16.75  $    15.93  $  13.06  $  12.86
                                                                       ==========  ==========  ==========  ========  ========
Total Return..........................................................      13.13%       6.82%      24.16%     3.51%     3.49%
                                                                       ----------  ----------  ----------  --------  --------
Net Assets, End of Year (thousands)................................... $1,611,529  $1,457,218  $1,212,883  $851,323  $699,144
Ratio of Expenses to Average Net Assets...............................       0.19%       0.17%       0.17%     0.18%     0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
  Advisor and (Fees Paid Indirectly)).................................       0.19%       0.17%       0.17%     0.17%     0.19%
Ratio of Net Investment Income to Average Net Assets..................       1.77%       1.64%       1.74%     1.99%     1.77%
Portfolio Turnover Rate...............................................         22%          7%         11%       12%       12%
                                                                       ----------  ----------  ----------  --------  --------

See page 1-2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              U.S. LARGE CAP VALUE PORTFOLIO
                                                             ---------------------------------------------------------------
                                                                YEAR         YEAR         YEAR         YEAR         YEAR
                                                                ENDED        ENDED        ENDED        ENDED        ENDED
                                                               OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                                2019         2018         2017         2016         2015
                                                             -----------  -----------  -----------  -----------  -----------
Net Asset Value, Beginning of Year.......................... $     37.41  $     38.84  $     32.63  $     33.27  $     33.75
                                                             -----------  -----------  -----------  -----------  -----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............................        0.83         0.78         0.74         0.70         0.69
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................        1.45         0.35         6.99         0.71        (0.32)
                                                             -----------  -----------  -----------  -----------  -----------
       Total from Investment Operations.....................        2.28         1.13         7.73         1.41         0.37
                                                             -----------  -----------  -----------  -----------  -----------
Less Distributions:
-------------------
   Net Investment Income....................................       (0.76)       (0.73)       (0.70)       (0.70)       (0.66)
   Net Realized Gains.......................................       (1.80)       (1.83)       (0.82)       (1.35)       (0.19)
                                                             -----------  -----------  -----------  -----------  -----------
       Total Distributions..................................       (2.56)       (2.56)       (1.52)       (2.05)       (0.85)
                                                             -----------  -----------  -----------  -----------  -----------
Net Asset Value, End of Year................................ $     37.13  $     37.41  $     38.84  $     32.63  $     33.27
                                                             ===========  ===========  ===========  ===========  ===========
Total Return................................................        6.97%        2.79%       24.11%        4.58%        1.16%
                                                             -----------  -----------  -----------  -----------  -----------
Net Assets, End of Year (thousands)......................... $25,656,577  $25,268,336  $23,732,871  $17,673,253  $15,807,935
Ratio of Expenses to Average Net Assets (B).................        0.28%        0.27%        0.27%        0.27%        0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor) (B)............................        0.38%        0.37%        0.37%        0.37%        0.30%
Ratio of Net Investment Income to Average Net Assets........        2.33%        1.98%        2.03%        2.24%        2.04%
                                                             -----------  -----------  -----------  -----------  -----------

See page 1-2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       U.S. TARGETED VALUE PORTFOLIO-CLASS R1 SHARES
                                                                       --------------------------------------------
                                                                        YEAR      YEAR     YEAR     YEAR      YEAR
                                                                        ENDED     ENDED    ENDED    ENDED     ENDED
                                                                       OCT 31,   OCT 31,  OCT 31,  OCT 31,   OCT 31,
                                                                        2019      2018     2017     2016      2015
                                                                       -------  -------   -------  -------  -------
Net Asset Value, Beginning of Year.................................... $ 23.45  $ 25.15   $ 21.26  $ 21.58  $ 23.19
                                                                       -------  -------   -------  -------  -------
Income from Investment Operations(A)
------------------------------------
   Net Investment Income (Loss).......................................    0.30     0.28      0.25     0.24     0.26
   Net Gains (Losses) on Securities (Realized and Unrealized).........   (0.24)   (0.63)     4.66     0.60    (0.61)
                                                                       -------  -------   -------  -------  -------
       Total from Investment Operations...............................    0.06    (0.35)     4.91     0.84    (0.35)
                                                                       -------  -------   -------  -------  -------
Less Distributions:
-------------------
   Net Investment Income..............................................   (0.27)   (0.26)    (0.24)   (0.27)   (0.25)
   Net Realized Gains.................................................   (0.94)   (1.09)    (0.78)   (0.89)   (1.01)
                                                                       -------  -------   -------  -------  -------
       Total Distributions............................................   (1.21)   (1.35)    (1.02)   (1.16)   (1.26)
                                                                       -------  -------   -------  -------  -------
Net Asset Value, End of Year.......................................... $ 22.30  $ 23.45   $ 25.15  $ 21.26  $ 21.58
                                                                       =======  =======   =======  =======  =======
Total Return..........................................................    0.78%   (1.61%)   23.32%    4.21%   (1.33%)
                                                                       -------  -------   -------  -------  -------
Net Assets, End of Year (thousands)................................... $56,378  $47,848   $54,960  $35,661  $40,159
Ratio of Expenses to Average Net Assets...............................    0.48%    0.47%     0.47%    0.47%    0.47%
Ratio of Net Investment Income to Average Net Assets..................    1.34%    1.10%     1.03%    1.16%    1.15%
Portfolio Turnover Rate...............................................      16%      23%       23%      28%      15%
                                                                       -------  -------   -------  -------  -------

See page 1-2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         U.S. TARGETED VALUE PORTFOLIO-CLASS R2 SHARES
                                                                       ------------------------------------------------
                                                                        YEAR      YEAR       YEAR      YEAR      YEAR
                                                                        ENDED     ENDED      ENDED     ENDED     ENDED
                                                                       OCT 31,   OCT 31,    OCT 31,   OCT 31,   OCT 31,
                                                                        2019      2018       2017      2016      2015
                                                                       -------  --------   --------  --------  --------
Net Asset Value, Beginning of Year.................................... $ 23.32  $  25.03   $  21.16  $  21.51  $  23.12
                                                                       -------  --------   --------  --------  --------
Income from Investment Operations(A)
------------------------------------
   Net Investment Income (Loss).......................................    0.27      0.24       0.21      0.20      0.23
   Net Gains (Losses) on Securities (Realized and Unrealized).........   (0.23)    (0.63)      4.65      0.60     (0.61)
                                                                       -------  --------   --------  --------  --------
       Total from Investment Operations...............................    0.04     (0.39)      4.86      0.80     (0.38)
                                                                       -------  --------   --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income..............................................   (0.24)    (0.23)     (0.21)    (0.26)    (0.22)
   Net Realized Gains.................................................   (0.94)    (1.09)     (0.78)    (0.89)    (1.01)
                                                                       -------  --------   --------  --------  --------
       Total Distributions............................................   (1.18)    (1.32)     (0.99)    (1.15)    (1.23)
                                                                       -------  --------   --------  --------  --------
Net Asset Value, End of Year.......................................... $ 22.18  $  23.32   $  25.03  $  21.16  $  21.51
                                                                       =======  ========   ========  ========  ========
Total Return..........................................................    0.64%    (1.79%)    23.17%     4.04%    (1.49%)
                                                                       -------  --------   --------  --------  --------
Net Assets, End of Year (thousands)................................... $72,669  $108,168   $156,809  $147,945  $135,412
Ratio of Expenses to Average Net Assets...............................    0.63%     0.62%      0.62%     0.62%     0.63%
Ratio of Net Investment Income to Average Net Assets..................    1.21%     0.95%      0.90%     1.00%     1.02%
Portfolio Turnover Rate...............................................      16%       23%        23%       28%       15%
                                                                       -------  --------   --------  --------  --------

See page 1-2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       U.S. TARGETED VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                   --------------------------------------------------------------
                                                      YEAR          YEAR         YEAR         YEAR        YEAR
                                                      ENDED         ENDED        ENDED        ENDED       ENDED
                                                     OCT 31,       OCT 31,      OCT 31,      OCT 31,     OCT 31,
                                                      2019          2018         2017         2016        2015
                                                   -----------  -----------   -----------  ----------  ----------
Net Asset Value, Beginning of Year................ $     23.46  $     25.16   $     21.26  $    21.56  $    23.16
                                                   -----------  -----------   -----------  ----------  ----------
Income (loss) from Investment Operations(A)
-------------------------------------------
   Net Investment Income (Loss)...................        0.32         0.30          0.27        0.25        0.29
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................       (0.23)       (0.63)         4.67        0.60       (0.61)
                                                   -----------  -----------   -----------  ----------  ----------
       Total from Investment Operations...........        0.09        (0.33)         4.94        0.85       (0.32)
                                                   -----------  -----------   -----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income..........................       (0.30)       (0.28)        (0.26)      (0.26)      (0.27)
   Net Realized Gains.............................       (0.94)       (1.09)        (0.78)      (0.89)      (1.01)
                                                   -----------  -----------   -----------  ----------  ----------
       Total Distributions........................       (1.24)       (1.37)        (1.04)      (1.15)      (1.28)
                                                   -----------  -----------   -----------  ----------  ----------
Net Asset Value, End of Year...................... $     22.31  $     23.46   $     25.16  $    21.26  $    21.56
                                                   ===========  ===========   ===========  ==========  ==========
Total Return......................................        0.88%       (1.52%)       23.46%       4.29%      (1.20%)
                                                   -----------  -----------   -----------  ----------  ----------
Net Assets, End of Year (thousands)............... $10,655,324  $10,307,146   $10,528,662  $7,884,683  $6,987,896
Ratio of Expenses to Average Net Assets...........        0.38%        0.37%         0.37%       0.37%       0.37%
Ratio of Net Investment Income to Average Net
  Assets..........................................        1.45%        1.20%         1.13%       1.24%       1.28%
Portfolio Turnover Rate...........................          16%          23%           23%         28%         15%
                                                   -----------  -----------   -----------  ----------  ----------

See page 1-2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               U.S. SMALL CAP VALUE PORTFOLIO
                                                             -----------------------------------------------------------------
                                                                 YEAR          YEAR         YEAR         YEAR          YEAR
                                                                 ENDED         ENDED        ENDED        ENDED         ENDED
                                                                OCT 31,       OCT 31,      OCT 31,      OCT 31,       OCT 31,
                                                                 2019          2018         2017         2016          2015
                                                             -----------   -----------   -----------  -----------  -----------
Net Asset Value, Beginning of Year.......................... $     36.39   $     39.07   $     32.75  $     33.08  $     35.82
                                                             -----------   -----------   -----------  -----------  -----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............................        0.42          0.39          0.31         0.32         0.41
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................       (1.69)        (0.90)         7.71         1.06        (1.44)
                                                             -----------   -----------   -----------  -----------  -----------
       Total from Investment Operations.....................       (1.27)        (0.51)         8.02         1.38        (1.03)
                                                             -----------   -----------   -----------  -----------  -----------
Less Distributions:
-------------------
   Net Investment Income....................................       (0.38)        (0.37)        (0.30)       (0.33)       (0.38)
   Net Realized Gains.......................................       (1.95)        (1.80)        (1.40)       (1.38)       (1.33)
                                                             -----------   -----------   -----------  -----------  -----------
       Total Distributions..................................       (2.33)        (2.17)        (1.70)       (1.71)       (1.71)
                                                             -----------   -----------   -----------  -----------  -----------
Net Asset Value, End of Year................................ $     32.79   $     36.39   $     39.07  $     32.75  $     33.08
                                                             ===========   ===========   ===========  ===========  ===========
Total Return................................................       (3.04%)       (1.48%)       24.67%        4.49%       (2.83%)
                                                             -----------   -----------   -----------  -----------  -----------
Net Assets, End of Year (thousands)......................... $13,766,513   $14,732,615   $15,165,867  $12,613,185  $11,680,262
Ratio of Expenses to Average Net Assets.....................        0.53%         0.52%         0.52%        0.52%        0.52%
Ratio of Net Investment Income to Average Net Assets........        1.26%         1.00%         0.83%        1.01%        1.18%
Portfolio Turnover Rate.....................................          19%           27%           24%          19%          17%
                                                             -----------   -----------   -----------  -----------  -----------

                                                                               U.S. CORE EQUITY 1 PORTFOLIO
                                                             ---------------------------------------------------------------
                                                                YEAR         YEAR         YEAR         YEAR         YEAR
                                                                ENDED        ENDED        ENDED        ENDED        ENDED
                                                               OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                                2019         2018         2017         2016         2015
                                                             -----------  -----------  -----------  -----------  -----------
Net Asset Value, Beginning of Year.......................... $     22.77  $     22.01  $     18.00  $     17.90  $     17.71
                                                             -----------  -----------  -----------  -----------  -----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............................        0.40         0.36         0.33         0.33         0.31
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................        2.08         0.88         4.12         0.30         0.26
                                                             -----------  -----------  -----------  -----------  -----------
       Total from Investment Operations.....................        2.48         1.24         4.45         0.63         0.57
                                                             -----------  -----------  -----------  -----------  -----------
Less Distributions:
-------------------
   Net Investment Income....................................       (0.40)       (0.35)       (0.35)       (0.32)       (0.30)
   Net Realized Gains.......................................       (0.14)       (0.13)       (0.09)       (0.21)       (0.08)
                                                             -----------  -----------  -----------  -----------  -----------
       Total Distributions..................................       (0.54)       (0.48)       (0.44)       (0.53)       (0.38)
                                                             -----------  -----------  -----------  -----------  -----------
Net Asset Value, End of Year................................ $     24.71  $     22.77  $     22.01  $     18.00  $     17.90
                                                             ===========  ===========  ===========  ===========  ===========
Total Return................................................       11.18%        5.59%       24.93%        3.68%        3.26%
                                                             -----------  -----------  -----------  -----------  -----------
Net Assets, End of Year (thousands)......................... $26,592,058  $23,629,726  $20,762,742  $14,960,159  $13,275,774
Ratio of Expenses to Average Net Assets.....................        0.20%        0.19%        0.19%        0.19%        0.19%
Ratio of Net Investment Income to Average Net Assets........        1.72%        1.55%        1.64%        1.88%        1.71%
Portfolio Turnover Rate.....................................           5%           3%           3%           4%           4%
                                                             -----------  -----------  -----------  -----------  -----------

See page 1-2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               U.S. CORE EQUITY 2 PORTFOLIO
                                                             ---------------------------------------------------------------
                                                                YEAR         YEAR         YEAR         YEAR         YEAR
                                                                ENDED        ENDED        ENDED        ENDED        ENDED
                                                               OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                                2019         2018         2017         2016         2015
                                                             -----------  -----------  -----------  -----------  -----------
Net Asset Value, Beginning of Year.......................... $     21.25  $     20.90  $     17.19  $     17.26  $     17.34
                                                             -----------  -----------  -----------  -----------  -----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............................        0.36         0.34         0.31         0.31         0.30
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................        1.65         0.53         3.83         0.25         0.02
                                                             -----------  -----------  -----------  -----------  -----------
       Total from Investment Operations.....................        2.01         0.87         4.14         0.56         0.32
                                                             -----------  -----------  -----------  -----------  -----------
Less Distributions:
-------------------
   Net Investment Income....................................       (0.37)       (0.32)       (0.31)       (0.30)       (0.28)
   Net Realized Gains.......................................       (0.23)       (0.20)       (0.12)       (0.33)       (0.12)
                                                             -----------  -----------  -----------  -----------  -----------
       Total Distributions..................................       (0.60)       (0.52)       (0.43)       (0.63)       (0.40)
                                                             -----------  -----------  -----------  -----------  -----------
Net Asset Value, End of Year................................ $     22.66  $     21.25  $     20.90  $     17.19  $     17.26
                                                             ===========  ===========  ===========  ===========  ===========
Total Return ...............................................        9.78%        4.16%       24.36%        3.47%        1.92%
                                                             -----------  -----------  -----------  -----------  -----------
Net Assets, End of Year (thousands)......................... $27,829,155  $24,677,650  $22,515,418  $16,851,046  $15,200,564
Ratio of Expenses to Average Net Assets.....................        0.22%        0.22%        0.22%        0.22%        0.22%
Ratio of Net Investment Income to Average Net Assets........        1.69%        1.53%        1.59%        1.87%        1.68%
Portfolio Turnover Rate.....................................           6%           5%           5%           4%           5%
                                                             -----------  -----------  -----------  -----------  -----------

                                                                             U.S. VECTOR EQUITY PORTFOLIO
                                                             ----------------------------------------------------------
                                                                YEAR        YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                                               OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                                2019        2018        2017        2016        2015
                                                             ----------  ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Year.......................... $    18.40  $    19.16  $    15.93  $    16.22  $    17.04
                                                             ----------  ----------  ----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............................       0.28        0.26        0.24        0.25        0.25
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................       0.72       (0.10)       3.65        0.24       (0.30)
                                                             ----------  ----------  ----------  ----------  ----------
       Total from Investment Operations.....................       1.00        0.16        3.89        0.49       (0.05)
                                                             ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income....................................      (0.27)      (0.25)      (0.23)      (0.25)      (0.24)
   Net Realized Gains.......................................      (0.42)      (0.67)      (0.43)      (0.53)      (0.53)
                                                             ----------  ----------  ----------  ----------  ----------
       Total Distributions..................................      (0.69)      (0.92)      (0.66)      (0.78)      (0.77)
                                                             ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Year................................ $    18.71  $    18.40  $    19.16  $    15.93  $    16.22
                                                             ==========  ==========  ==========  ==========  ==========
Total Return ...............................................       5.92%       0.69%      24.73%       3.28%      (0.18%)
                                                             ----------  ----------  ----------  ----------  ----------
Net Assets, End of Year (thousands)......................... $4,583,612  $4,610,769  $4,724,003  $3,822,647  $3,651,529
Ratio of Expenses to Average Net Assets.....................       0.33%       0.32%       0.32%       0.32%       0.32%
Ratio of Net Investment Income to Average Net Assets........       1.53%       1.35%       1.36%       1.64%       1.50%
Portfolio Turnover Rate.....................................          6%         10%         10%         10%         10%
                                                             ----------  ----------  ----------  ----------  ----------

See page 1-2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                 U.S. SMALL CAP PORTFOLIO
                                                             ---------------------------------------------------------------
                                                                YEAR         YEAR         YEAR         YEAR         YEAR
                                                                ENDED        ENDED        ENDED        ENDED        ENDED
                                                               OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                                2019         2018         2017         2016         2015
                                                             -----------  -----------  -----------  -----------  -----------
Net Asset Value, Beginning of Year.......................... $     35.02  $     36.48  $     30.14  $     30.84  $     31.38
                                                             -----------  -----------  -----------  -----------  -----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............................        0.38         0.39         0.35         0.34         0.35
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................       (0.05)       (0.08)        7.17         0.77         0.33
                                                             -----------  -----------  -----------  -----------  -----------
       Total from Investment Operations.....................        0.33         0.31         7.52         1.11         0.68
                                                             -----------  -----------  -----------  -----------  -----------
Less Distributions:
-------------------
   Net Investment Income....................................       (0.35)       (0.37)       (0.35)       (0.35)       (0.33)
   Net Realized Gains.......................................       (1.20)       (1.40)       (0.83)       (1.46)       (0.89)
                                                             -----------  -----------  -----------  -----------  -----------
       Total Distributions..................................       (1.55)       (1.77)       (1.18)       (1.81)       (1.22)
                                                             -----------  -----------  -----------  -----------  -----------
Net Asset Value, End of Year................................ $     33.80  $     35.02  $     36.48  $     30.14  $     30.84
                                                             ===========  ===========  ===========  ===========  ===========
Total Return ...............................................        1.41%        0.77%       25.21%        3.89%        2.34%
                                                             -----------  -----------  -----------  -----------  -----------
Net Assets, End of Year (thousands)......................... $17,392,495  $17,303,451  $16,931,787  $12,977,199  $10,616,542
Ratio of Expenses to Average Net Assets.....................        0.37%        0.37%        0.37%        0.37%        0.37%
Ratio of Net Investment Income to Average Net Assets........        1.13%        1.06%        1.04%        1.16%        1.10%
Portfolio Turnover Rate.....................................           8%          13%          14%          10%          11%
                                                             -----------  -----------  -----------  -----------  -----------

                                                                              U.S. MICRO CAP PORTFOLIO
                                                             ----------------------------------------------------------
                                                                YEAR        YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                                               OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                                2019        2018        2017        2016        2015
                                                             ----------  ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Year.......................... $    21.88  $    22.76  $    18.58  $    19.00  $    20.10
                                                             ----------  ----------  ----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............................       0.20        0.17        0.16        0.16        0.16
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................      (0.26)       0.12        5.12        0.60        0.02
                                                             ----------  ----------  ----------  ----------  ----------
       Total from Investment Operations.....................      (0.06)       0.29        5.28        0.76        0.18
                                                             ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income....................................      (0.18)      (0.16)      (0.16)      (0.16)      (0.16)
   Net Realized Gains.......................................      (0.86)      (1.01)      (0.94)      (1.02)      (1.12)
                                                             ----------  ----------  ----------  ----------  ----------
       Total Distributions..................................      (1.04)      (1.17)      (1.10)      (1.18)      (1.28)
                                                             ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Year................................ $    20.78  $    21.88  $    22.76  $    18.58  $    19.00
                                                             ==========  ==========  ==========  ==========  ==========
Total Return ...............................................       0.24%       1.29%      28.91%       4.32%       1.11%
                                                             ----------  ----------  ----------  ----------  ----------
Net Assets, End of Year (thousands)......................... $6,351,299  $6,478,316  $6,306,730  $5,128,323  $5,007,091
Ratio of Expenses to Average Net Assets.....................       0.53%       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to Average Net Assets........       0.98%       0.74%       0.75%       0.88%       0.82%
Portfolio Turnover Rate.....................................         15%         19%         15%         15%         14%
                                                             ----------  ----------  ----------  ----------  ----------

See page 1-2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                U.S. HIGH RELATIVE PROFITABILITY
                                                                           PORTFOLIO
                                                             -------------------------------
                                                                                       PERIOD
                                                                YEAR       YEAR       MAY 16,
                                                                ENDED      ENDED     2017(A) TO
                                                               OCT 31,    OCT 31,     OCT 31,
                                                                2019       2018         2017
                                                             ----------  --------  ----------
Net Asset Value, Beginning of Period........................ $    11.85  $  10.93   $  10.00
                                                             ----------  --------   --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............................       0.22      0.19       0.07
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................       1.64      0.89       0.91
                                                             ----------  --------   --------
       Total from Investment Operations.....................       1.86      1.08       0.98
                                                             ----------  --------   --------
Less Distributions:
-------------------
   Net Investment Income....................................      (0.20)    (0.16)     (0.05)
   Net Realized Gains.......................................         --        --         --
                                                             ----------  --------   --------
       Total Distributions..................................      (0.20)    (0.16)     (0.05)
                                                             ----------  --------   --------
Net Asset Value, End of Period.............................. $    13.51  $  11.85   $  10.93
                                                             ==========  ========   ========
Total Return................................................      15.88%     9.88%      9.84%(C)
                                                             ----------  --------   --------
Net Assets, End of Period (thousands)....................... $1,703,302  $722,728   $141,073
Ratio of Expenses to Average Net Assets.....................       0.25%     0.25%      0.23%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and (Fees Paid Indirectly)).....       0.25%     0.27%      0.35%(D)(E)
Ratio of Net Investment Income to Average Net Assets........       1.73%     1.58%      1.45%(D)(E)
Portfolio Turnover Rate.....................................          4%        7%         0%(C)
                                                             ----------  --------   --------

                                                                          DFA REAL ESTATE SECURITIES PORTFOLIO
                                                             -------------------------------------------------------------

                                                                 YEAR          YEAR        YEAR        YEAR        YEAR
                                                                 ENDED         ENDED       ENDED       ENDED       ENDED
                                                                OCT 31,       OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                                 2019          2018        2017        2016        2015
                                                             -----------    ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Period........................ $     34.14    $    34.99  $    34.32  $    33.04  $    32.24
                                                             -----------    ----------  ----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............................        0.52**        1.60        0.84        1.09        0.90
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................        8.09**       (0.69)       1.12        1.18        0.95
                                                             -----------    ----------  ----------  ----------  ----------
       Total from Investment Operations.....................        8.61          0.91        1.96        2.27        1.85
                                                             -----------    ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income....................................       (0.85)        (1.65)      (0.98)      (0.99)      (1.05)
   Net Realized Gains.......................................          --         (0.11)      (0.31)         --          --
                                                             -----------    ----------  ----------  ----------  ----------
       Total Distributions..................................       (0.85)        (1.76)      (1.29)      (0.99)      (1.05)
                                                             -----------    ----------  ----------  ----------  ----------
Net Asset Value, End of Period.............................. $     41.90    $    34.14  $    34.99  $    34.32  $    33.04
                                                             ===========    ==========  ==========  ==========  ==========
Total Return................................................       25.64%         2.63%       5.86%       6.89%       5.89%
                                                             -----------    ----------  ----------  ----------  ----------
Net Assets, End of Period (thousands)....................... $10,671,437    $8,577,658  $8,281,176  $7,260,180  $6,553,192
Ratio of Expenses to Average Net Assets.....................        0.18%         0.18%       0.18%       0.18%       0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and (Fees Paid Indirectly)).....        0.20%         0.19%       0.19%       0.19%       0.19%
Ratio of Net Investment Income to Average Net Assets........        1.38%**       4.66%       2.43%       3.15%       2.75%
Portfolio Turnover Rate.....................................           3%            3%          1%          3%          4%
                                                             -----------    ----------  ----------  ----------  ----------

See page 1-2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and three operational portfolios, of which twelve (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"),Topic 946, "Financial Services-Investment Companies."

   Of the Portfolios, one invests all of its assets in a corresponding series (the "Feeder Fund"). The Feeder Fund invests all of its assets in a corresponding series (the "Master Fund") of The DFA Investment Trust Company ("DFAITC"). As of October 31, 2019, the Feeder Fund was the owner of record of the approximate percentage of the total outstanding shares of the Master Fund as detailed below:

                                                      PERCENTAGE
                                                      OWNERSHIP
FEEDER FUND             MASTER FUND                  AT 10/31/19
-----------             -----------                  -----------
U.S. Large Cap Value    The U.S. Large Cap
  Portfolio               Value Series                   86%

   To achieve its investment objective, the Feeder Fund invests substantially all of its assets in the Master Fund as indicated above. The Feeder Fund also invests in short-term temporary cash investments and futures.

   The financial statements of the Master Fund is included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio and U.S. High Relative Profitability Portfolio (collectively, the "Domestic Equity Portfolios") including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the Portfolios in other investment companies (such as the Master Fund) are valued at their respective daily net asset values as reported by their administrator. The Feeder Fund's investment in the Master Fund reflects its proportionate interest in the net assets of the Master Fund. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder
Fund). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The Enhanced U.S. Large Company Portfolio isolates the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2019, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   The Feeder Fund recognizes its pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from its Master Fund within DFAITC, which is treated as a partnership for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2019, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

               Enhanced U.S. Large Company Portfolio....... 0.20%
               U.S. Large Cap Equity Portfolio............. 0.15%
               U.S. Large Cap Value Portfolio.............. 0.25%
               U.S. Targeted Value Portfolio............... 0.35%
               U.S. Small Cap Value Portfolio.............. 0.50%
               U.S. Core Equity 1 Portfolio................ 0.17%
               U.S. Core Equity 2 Portfolio................ 0.20%
               U.S. Vector Equity Portfolio................ 0.30%
               U.S. Small Cap Portfolio.................... 0.35%
               U.S. Micro Cap Portfolio.................... 0.50%
               U.S. High Relative Profitability Portfolio.. 0.20%
               DFA Real Estate Securities Portfolio........ 0.17%

   Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds will remain in effect through February 28, 2020, may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Feeder Fund. During the year ended October 31, 2019, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2019, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2019, are also reflected below (amounts in thousands). The Fund, on behalf of the non-feeder Portfolios listed, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to each Fee Waiver Agreement, prior year waived fees and/or assumed expenses can be recaptured only if the expense ratio following such recapture would be less than the expense cap that was in place when such prior year fees were waived and/or expenses assumed, and less than the current expense cap in place for a Portfolio.

                                                                                          NET WAIVED FEES/
                                                                                          EXPENSES ASSUMED     PREVIOUSLY
                                                                             RECOVERY        (RECOVERED       WAIVED FEES/
                                                    EXPENSE     TOTAL     OF PREVIOUSLY   PREVIOUSLY WAIVED EXPENSES ASSUMED
                                                   LIMITATION MANAGEMENT   WAIVED FEES/     FEES/EXPENSES   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                           AMOUNT   FEE LIMIT  EXPENSES ASSUMED     ASSUMED)          RECOVERY
--------------------------                         ---------- ---------- ---------------- ----------------- -----------------
Enhanced U.S. Large Company Portfolio (1).........    0.15%        --           --             $   332            $777
U.S. Large Cap Equity Portfolio (1)...............    0.19%        --           --                  --              --
U.S. Large Cap Value Portfolio (2)................      --       0.25%          --              25,027              --
U.S. Targeted Value Portfolio (3).................    0.50%        --           --                  --              --

                                                                                          NET WAIVED FEES/
                                                                                          EXPENSES ASSUMED     PREVIOUSLY
                                                                             RECOVERY        (RECOVERED       WAIVED FEES/
                                                    EXPENSE     TOTAL     OF PREVIOUSLY   PREVIOUSLY WAIVED EXPENSES ASSUMED
                                                   LIMITATION MANAGEMENT   WAIVED FEES/     FEES/EXPENSES   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                           AMOUNT   FEE LIMIT  EXPENSES ASSUMED     ASSUMED)          RECOVERY
--------------------------                         ---------- ---------- ---------------- ----------------- -----------------
U.S. Core Equity 1 Portfolio (1)..................    0.23%       --            --                 --                --
U.S. Core Equity 2 Portfolio (1)..................    0.26%       --            --                 --                --
U.S. Vector Equity Portfolio (1)..................    0.36%       --            --                 --                --
U.S. High Relative Profitability Portfolio (4)....    0.25%       --           $62             $   26            $  156
DFA Real Estate Securities Portfolio (1)..........    0.18%       --            10              1,533             3,007

CLASS R1 SHARES
---------------
U.S. Targeted Value Portfolio (5).................    0.62%       --            --                 --                --

CLASS R2 SHARES
---------------
U.S. Targeted Value Portfolio (5).................    0.77%       --            --                 --                --

(1)The Advisor has contractually agreed to waive all or a portion of its management fee and assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount").At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. The Fee Waiver Agreement for the Enhanced U.S. Large Company Portfolio became effective on April 3, 2017.
(2)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series"), to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis.
(3)The Advisor has contractually agreed to waive its management fee and to assume the Portfolio's Institutional Class Shares' expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Institutional Class Shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Institutional
   Class Shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.
(4)The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.
(5)The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R1 shares or Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2019, the total related amount paid by the Fund to the CCO was $312 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2019, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

                 Enhanced U.S. Large Company Portfolio... $ 11
                 U.S. Large Cap Equity Portfolio.........   14
                 U.S. Large Cap Value Portfolio..........  556
                 U.S. Targeted Value Portfolio...........  204
                 U.S. Small Cap Value Portfolio..........  444
                 U.S. Core Equity 1 Portfolio............  363
                 U.S. Core Equity 2 Portfolio............  459
                 U.S. Vector Equity Portfolio............  117
                 U.S. Small Cap Portfolio................  332
                 U.S. Micro Cap Portfolio................  206
                 U.S. High Relative Profitability
                   Portfolio.............................    3
                 DFA Real Estate Securities Portfolio....  209

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2019, the Portfolios' transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the Equity Portfolios) (amounts in thousands), were as follows:

                                       U.S. GOVERNMENT     OTHER INVESTMENT
                                          SECURITIES          SECURITIES
                                      ------------------ ---------------------
                                      PURCHASES  SALES   PURCHASES    SALES
                                      --------- -------- ---------- ----------
  Enhanced U.S. Large Company
    Portfolio........................ $151,036  $140,872 $  183,874 $  198,989
  U.S. Large Cap Equity Portfolio....       --        --    350,137    348,635
  U.S. Targeted Value Portfolio......       --        --  2,386,387  1,672,087
  U.S. Small Cap Value Portfolio.....       --        --  3,017,719  2,661,054
  U.S. Core Equity 1 Portfolio.......       --        --  2,290,251  1,329,313
  U.S. Core Equity 2 Portfolio.......       --        --  3,091,349  1,631,816
  U.S. Vector Equity Portfolio.......       --        --    252,061    329,378
  U.S. Small Cap Portfolio...........       --        --  1,999,789  1,404,548
  U.S. Micro Cap Portfolio...........       --        --  1,132,316    909,379
  U.S. High Relative Profitability
    Portfolio........................       --        --    863,729     48,982
  DFA Real Estate Securities
    Portfolio........................       --        --    545,508    236,674

   For the year ended October 31, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

      The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

                                                                                                                   CHANGE IN
                                                                                                    NET REALIZED  UNREALIZED
                                                                BALANCE AT    PURCHASES   PROCEEDS  GAIN/(LOSS)  APPRECIATION/
                                                             OCTOBER 31, 2018  AT COST   FROM SALES   ON SALES   DEPRECIATION
                                                             ---------------- ---------- ---------- ------------ -------------
ENHANCED U.S. LARGE COMPANY PORTFOLIO
The DFA Short Term Investment Fund                              $    2,270    $   87,921 $   88,902       --           --
                                                                ----------    ---------- ----------     ----         ----
TOTAL                                                           $    2,270    $   87,921 $   88,902       --           --
                                                                ==========    ========== ==========     ====         ====
U.S. LARGE CAP EQUITY PORTFOLIO
The DFA Short Term Investment Fund                              $   40,426    $  192,282 $  212,980     $ (1)        $  1
                                                                ----------    ---------- ----------     ----         ----
TOTAL                                                           $   40,426    $  192,282 $  212,980     $ (1)        $  1
                                                                ==========    ========== ==========     ====         ====
U.S. TARGETED VALUE PORTFOLIO
The DFA Short Term Investment Fund                              $1,345,682    $4,786,959 $5,307,266     $(25)        $ 76
                                                                ----------    ---------- ----------     ----         ----
TOTAL                                                           $1,345,682    $4,786,959 $5,307,266     $(25)        $ 76
                                                                ==========    ========== ==========     ====         ====
U.S. SMALL CAP VALUE PORTFOLIO
The DFA Short Term Investment Fund                              $1,667,171    $4,975,644 $5,580,541     $(15)        $ 92
                                                                ----------    ---------- ----------     ----         ----
TOTAL                                                           $1,667,171    $4,975,644 $5,580,541     $(15)        $ 92
                                                                ==========    ========== ==========     ====         ====
U.S. CORE EQUITY 1 PORTFOLIO
The DFA Short Term Investment Fund                              $1,470,055    $6,158,393 $6,378,918     $(10)        $121
                                                                ----------    ---------- ----------     ----         ----
TOTAL                                                           $1,470,055    $6,158,393 $6,378,918     $(10)        $121
                                                                ==========    ========== ==========     ====         ====
U.S. CORE EQUITY 2 PORTFOLIO
The DFA Short Term Investment Fund                              $1,747,162    $7,205,457 $7,570,980     $(16)        $119
                                                                ----------    ---------- ----------     ----         ----
TOTAL                                                           $1,747,162    $7,205,457 $7,570,980     $(16)        $119
                                                                ==========    ========== ==========     ====         ====
U.S. VECTOR EQUITY PORTFOLIO
The DFA Short Term Investment Fund                              $  376,160    $1,491,820 $1,580,673     $ (8)        $ 24
                                                                ----------    ---------- ----------     ----         ----
TOTAL                                                           $  376,160    $1,491,820 $1,580,673     $ (8)        $ 24
                                                                ==========    ========== ==========     ====         ====


                                                                BALANCE AT      SHARES AS OF   DIVIDEND CAPITAL GAIN
                                                             OCTOBER 31, 2019 OCTOBER 31, 2019  INCOME  DISTRIBUTIONS
                                                             ---------------- ---------------- -------- -------------
ENHANCED U.S. LARGE COMPANY PORTFOLIO
The DFA Short Term Investment Fund                              $    1,289            111      $    92         --
                                                                ----------        -------      -------     ------
TOTAL                                                           $    1,289            111      $    92         --
                                                                ==========        =======      =======     ======
U.S. LARGE CAP EQUITY PORTFOLIO
The DFA Short Term Investment Fund                              $   19,728          1,705      $   893         --
                                                                ----------        -------      -------     ------
TOTAL                                                           $   19,728          1,705      $   893         --
                                                                ==========        =======      =======     ======
U.S. TARGETED VALUE PORTFOLIO
The DFA Short Term Investment Fund                              $  825,426         71,336      $26,602         --
                                                                ----------        -------      -------     ------
TOTAL                                                           $  825,426         71,336      $26,602         --
                                                                ==========        =======      =======     ======
U.S. SMALL CAP VALUE PORTFOLIO
The DFA Short Term Investment Fund                              $1,062,351         91,811      $35,612         --
                                                                ----------        -------      -------     ------
TOTAL                                                           $1,062,351         91,811      $35,612         --
                                                                ==========        =======      =======     ======
U.S. CORE EQUITY 1 PORTFOLIO
The DFA Short Term Investment Fund                              $1,249,641        107,998      $34,975         --
                                                                ----------        -------      -------     ------
TOTAL                                                           $1,249,641        107,998      $34,975         --
                                                                ==========        =======      =======     ======
U.S. CORE EQUITY 2 PORTFOLIO
The DFA Short Term Investment Fund                              $1,381,742        119,414      $40,554         --
                                                                ----------        -------      -------     ------
TOTAL                                                           $1,381,742        119,414      $40,554         --
                                                                ==========        =======      =======     ======
U.S. VECTOR EQUITY PORTFOLIO
The DFA Short Term Investment Fund                              $  287,323         24,831      $ 9,473         --
                                                                ----------        -------      -------     ------
TOTAL                                                           $  287,323         24,831      $ 9,473         --
                                                                ==========        =======      =======     ======

                                                                                                                   CHANGE IN
                                                                                                    NET REALIZED  UNREALIZED
                                                                BALANCE AT    PURCHASES   PROCEEDS  GAIN/(LOSS)  APPRECIATION/
                                                             OCTOBER 31, 2018  AT COST   FROM SALES   ON SALES   DEPRECIATION
                                                             ---------------- ---------- ---------- ------------ -------------
U.S. SMALL CAP PORTFOLIO
The DFA Short Term Investment Fund                              $2,515,622    $7,413,646 $7,964,953     $ 19         $172
                                                                ----------    ---------- ----------     ----         ----
TOTAL                                                           $2,515,622    $7,413,646 $7,964,953     $ 19         $172
                                                                ==========    ========== ==========     ====         ====
U.S. MICRO CAP PORTFOLIO
The DFA Short Term Investment Fund                              $  958,074    $2,362,164 $2,703,259     $(10)        $ 55
                                                                ----------    ---------- ----------     ----         ----
TOTAL                                                           $  958,074    $2,362,164 $2,703,259     $(10)        $ 55
                                                                ==========    ========== ==========     ====         ====
U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
The DFA Short Term Investment Fund                              $    9,440    $  172,791 $  172,175     $ (1)        $  1
                                                                ----------    ---------- ----------     ----         ----
TOTAL                                                           $    9,440    $  172,791 $  172,175     $ (1)        $  1
                                                                ==========    ========== ==========     ====         ====
DFA REAL ESTATE SECURITIES PORTFOLIO
The DFA Short Term Investment Fund                              $  359,453    $2,833,527 $2,875,832     $(19)        $ 20
                                                                ----------    ---------- ----------     ----         ----
TOTAL                                                           $  359,453    $2,833,527 $2,875,832     $(19)        $ 20
                                                                ==========    ========== ==========     ====         ====


                                                                BALANCE AT      SHARES AS OF   DIVIDEND CAPITAL GAIN
                                                             OCTOBER 31, 2019 OCTOBER 31, 2019  INCOME  DISTRIBUTIONS
                                                             ---------------- ---------------- -------- -------------
U.S. SMALL CAP PORTFOLIO
The DFA Short Term Investment Fund                              $1,964,506        169,778      $58,705         --
                                                                ----------        -------      -------     ------
TOTAL                                                           $1,964,506        169,778      $58,705         --
                                                                ==========        =======      =======     ======
U.S. MICRO CAP PORTFOLIO
The DFA Short Term Investment Fund                              $  617,024         53,325      $18,995         --
                                                                ----------        -------      -------     ------
TOTAL                                                           $  617,024         53,325      $18,995         --
                                                                ==========        =======      =======     ======
U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
The DFA Short Term Investment Fund                              $   10,056            869           --         --
                                                                ----------        -------      -------     ------
TOTAL                                                           $   10,056            869           --         --
                                                                ==========        =======      =======     ======
DFA REAL ESTATE SECURITIES PORTFOLIO
The DFA Short Term Investment Fund                              $  317,149         27,409      $ 6,912         --
                                                                ----------        -------      -------     ------
TOTAL                                                           $  317,149         27,409      $ 6,912         --
                                                                ==========        =======      =======     ======

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to realized gains on securities considered to be "passive foreign investment companies," non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

                                       NET INVESTMENT
                                         INCOME AND
                                         SHORT-TERM     LONG-TERM   TAX EXEMPT
                                       CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                       -------------- ------------- ---------- -------
Enhanced U.S. Large Company Portfolio
2018..................................    $25,719        $29,522        --     $55,241

                                            NET INVESTMENT
                                              INCOME AND
                                              SHORT-TERM     LONG-TERM   TAX EXEMPT
                                            CAPITAL GAINS  CAPITAL GAINS   INCOME     TOTAL
                                            -------------- ------------- ---------- ----------
2019.......................................    $ 12,487     $    8,470       --     $   20,957
U.S. Large Cap Equity Portfolio
2018.......................................      22,154             --       --         22,154
2019.......................................      27,531             --       --         27,531
U.S. Large Cap Value Portfolio
2018.......................................     514,712      1,084,643       --      1,599,355
2019.......................................     527,139      1,212,148       --      1,739,287
U.S. Targeted Value Portfolio
2018.......................................     150,659        435,624       --        586,283
2019.......................................     165,860        393,406       --        559,266
U.S. Small Cap Value Portfolio
2018.......................................     181,057        653,833       --        834,890
2019.......................................     168,204        769,928       --        938,132
U.S. Core Equity 1 Portfolio
2018.......................................     344,039        116,824       --        460,863
2019.......................................     423,200        148,232       --        571,432
U.S. Core Equity 2 Portfolio
2018.......................................     362,649        214,753       --        577,402
2019.......................................     443,069        263,127       --        706,196
U.S. Vector Equity Portfolio
2018.......................................      61,316        164,690       --        226,006
2019.......................................      66,053        105,741       --        171,794
U.S. Small Cap Portfolio
2018.......................................     220,415        608,203       --        828,618
2019.......................................     215,050        555,233       --        770,283
U.S. Micro Cap Portfolio
2018.......................................      68,087        260,436       --        328,523
2019.......................................      56,095        254,341       --        310,436
U.S. High Relative Profitability Portfolio
2018.......................................       5,717             --       --          5,717
2019.......................................      18,698             --       --         18,698
DFA Real Estate Securities Portfolio
2018.......................................     419,917         19,701       --        439,618
2019.......................................     212,725             --       --        212,725

   As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                         NET INVESTMENT
                                           INCOME AND
                                           SHORT-TERM     LONG-TERM
                                         CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                         -------------- ------------- --------
 Enhanced U.S. Large Company Portfolio..    $ (2,188)     $ (2,801)   $ (4,989)
 U.S. Large Cap Equity Portfolio........      (1,297)           --      (1,297)
 U.S. Large Cap Value Portfolio.........     (55,934)      (15,874)    (71,808)

                                             NET INVESTMENT
                                               INCOME AND
                                               SHORT-TERM     LONG-TERM
                                             CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                             -------------- ------------- --------
U.S. Targeted Value Portfolio...............    $(15,687)     $(16,871)   $(32,558)
U.S. Small Cap Value Portfolio..............     (19,705)      (18,560)    (38,265)
U.S. Core Equity 1 Portfolio................     (39,604)       (5,829)    (45,433)
U.S. Core Equity 2 Portfolio................     (40,460)      (13,419)    (53,879)
U.S. Vector Equity Portfolio................      (6,880)       (3,088)     (9,968)
U.S. Small Cap Portfolio....................     (13,502)      (29,688)    (43,190)
U.S. Micro Cap Portfolio....................      (6,360)       (7,123)    (13,483)
U.S. High Relative Profitability Portfolio..        (478)           --        (478)
DFA Real Estate Securities Portfolio........          --            --          --

   As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                         UNDISTRIBUTED                                               TOTAL NET
                                                         NET INVESTMENT                                            DISTRIBUTABLE
                                                           INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                                           SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                                         CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                                         -------------- ------------- ------------- -------------- -------------
Enhanced U.S. Large Company Portfolio...................    $15,296       $ 18,584            --      $     (175)   $    33,705
U.S. Large Cap Equity Portfolio.........................      1,188          2,825            --         469,466        473,479
U.S. Large Cap Value Portfolio..........................         --        559,414            --       6,642,496      7,201,910
U.S. Targeted Value Portfolio...........................      5,798        273,128            --       1,107,339      1,386,265
U.S. Small Cap Value Portfolio..........................     24,067        231,558            --       2,221,941      2,477,566
U.S. Core Equity 1 Portfolio............................         --        447,398            --       9,383,890      9,831,288
U.S. Core Equity 2 Portfolio............................         --        609,730            --       9,643,827     10,253,557
U.S. Vector Equity Portfolio............................         --         81,241            --       1,572,085      1,653,326
U.S. Small Cap Portfolio................................         --        411,119            --       3,316,376      3,727,495
U.S. Micro Cap Portfolio................................      1,147        131,977            --       1,965,123      2,098,247
U.S. High Relative Profitability Portfolio..............      1,613             --       $(8,733)        182,830        175,710
DFA Real Estate Securities Portfolio....................     62,157         14,210            --       3,822,162      3,898,529

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

                                                    UNLIMITED TOTAL
                                                    --------- ------
            Enhanced U.S. Large Company Portfolio..      --       --
            U.S. Large Cap Equity Portfolio........      --       --
            U.S. Large Cap Value Portfolio.........      --       --
            U.S. Targeted Value Portfolio..........      --       --
            U.S. Small Cap Value Portfolio.........      --       --
            U.S. Core Equity 1 Portfolio...........      --       --
            U.S. Core Equity 2 Portfolio...........      --       --

                                                      UNLIMITED TOTAL
                                                      --------- ------
          U.S. Vector Equity Portfolio...............      --       --
          U.S. Small Cap Portfolio...................      --       --
          U.S. Micro Cap Portfolio...................      --       --
          U.S. High Relative Profitability Portfolio.  $8,733   $8,733
          DFA Real Estate Securities Portfolio.......      --       --

   During the year ended October 31, 2019, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

                    U.S. Large Cap Equity Portfolio. $7,156

   As of October 31, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                         NET
                                                                                      UNREALIZED
                                            FEDERAL TAX  UNREALIZED    UNREALIZED    APPRECIATION
                                               COST     APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                            ----------- ------------ -------------- --------------
Enhanced U.S. Large Company Portfolio...... $   386,406 $    12,622   $   (12,797)    $     (175)
U.S. Large Cap Equity Portfolio............   1,161,537     512,868       (43,402)       469,466
U.S. Large Cap Value Portfolio.............  19,024,344   6,645,048        (1,382)     6,643,666
U.S. Targeted Value Portfolio..............  10,491,442   2,384,515    (1,277,248)     1,107,267
U.S. Small Cap Value Portfolio.............  12,714,139   3,622,046    (1,400,215)     2,221,831
U.S. Core Equity 1 Portfolio...............  18,438,415  10,724,404    (1,340,650)     9,383,754
U.S. Core Equity 2 Portfolio...............  19,535,339  11,243,463    (1,599,785)     9,643,678
U.S. Vector Equity Portfolio...............   3,300,683   1,917,070      (344,996)     1,572,074
U.S. Small Cap Portfolio...................  16,006,465   5,257,040    (1,940,782)     3,316,258
U.S. Micro Cap Portfolio...................   4,997,481   2,386,940      (421,863)     1,965,077
U.S. High Relative Profitability Portfolio.   1,535,146     222,213       (39,382)       182,831
DFA Real Estate Securities Portfolio.......   7,175,203   4,052,824      (230,715)     3,822,109

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                             YEAR ENDED            YEAR ENDED
                                                          OCTOBER 31, 2019      OCTOBER 31, 2018
                                                       ---------------------  --------------------
                                                          AMOUNT     SHARES      AMOUNT     SHARES
                                                       -----------  --------  -----------  -------
U.S. TARGETED VALUE PORTFOLIO
Class R1 Shares
   Shares Issued...................................... $    18,052       831  $    21,616      851
   Shares Issued in Lieu of Cash Distributions........       2,513       123        2,923      119
   Shares Redeemed....................................     (10,271)     (467)     (28,235)  (1,114)
                                                       -----------  --------  -----------  -------
Net Increase (Decrease) -- Class R1 Shares............ $    10,294       487  $    (3,696)    (144)
                                                       ===========  ========  ===========  =======
Class R2 Shares
   Shares Issued...................................... $    16,359       740  $    38,144    1,523
   Shares Issued in Lieu of Cash Distributions........       5,135       253        7,940      325
   Shares Redeemed....................................     (51,887)   (2,355)     (85,609)  (3,475)
                                                       -----------  --------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $   (30,393)   (1,362) $   (39,525)  (1,627)
                                                       ===========  ========  ===========  =======
Institutional Class Shares
   Shares Issued...................................... $ 2,603,398   119,873  $ 2,152,781   85,162
   Shares Issued in Lieu of Cash Distributions........     522,401    25,501      541,597   21,998
   Shares Redeemed....................................  (2,333,821) (107,140)  (2,187,982) (86,229)
                                                       -----------  --------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $   791,978    38,234  $   506,396   20,931
                                                       ===========  ========  ===========  =======

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. FORWARD CURRENCY CONTRACTS: The Enhanced U.S. Large Company Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Enhanced U.S. Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Enhanced U.S. Large Company Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. The Enhanced U.S. Large Company Portfolio typically hedges its foreign currency exposure. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   2. FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Securities have been segregated as collateral for open futures contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2019 was as follows (amounts in thousands):

                                                   FORWARD
                                                   CURRENCY
                                                  CONTRACTS* FUTURES**
                                                  ---------- ---------
          Enhanced U.S. Large Company Portfolio..  $118,550  $332,798
          U.S. Targeted Value Portfolio..........        --    71,188
          U.S. Small Cap Value Portfolio.........        --   124,828
          U.S. Core Equity 1 Portfolio...........        --   186,435
          U.S. Core Equity 2 Portfolio...........        --   215,483
          U.S. Vector Equity Portfolio...........        --    30,265
          U.S. Small Cap Portfolio...............        --   125,481
          U.S. Micro Cap Portfolio...............        --    56,808
          DFA Real Estate Securities Portfolio...        --    69,473

*  Average amount of Currency Purchased/Sold in USD
** Average Notional Value of contracts

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2019 (amounts in thousands):

                                                   ASSET DERIVATIVES VALUE
                                        ----------------------------------------------
                                                            FORWARD
                                         TOTAL VALUE AT    CURRENCY        EQUITY
                                        OCTOBER 31, 2019 CONTRACTS (1) CONTRACTS *,(2)
                                        ---------------- ------------- ---------------
Enhanced U.S. Large Company Portfolio..     $13,139           $52          $13,087
U.S. Targeted Value Portfolio..........       3,300            --            3,300
U.S. Small Cap Value Portfolio.........         456            --              456
U.S. Core Equity 1 Portfolio...........       1,911            --            1,911

                                                  ASSET DERIVATIVES VALUE
                                       ----------------------------------------------
                                                           FORWARD
                                        TOTAL VALUE AT    CURRENCY        EQUITY
                                       OCTOBER 31, 2019 CONTRACTS (1) CONTRACTS *,(2)
                                       ---------------- ------------- ---------------
U.S. Core Equity 2 Portfolio..........      $2,225           --           $2,225
U.S. Vector Equity Portfolio..........         198           --              198
U.S. Small Cap Portfolio..............       5,365           --            5,365
U.S. Micro Cap Portfolio..............       1,055           --            1,055
DFA Real Estate Securities Portfolio..         906           --              906

                                             LIABILITY DERIVATIVES VALUE
                                            -----------------------------
                                                                FORWARD
                                             TOTAL VALUE AT    CURRENCY
                                            OCTOBER 31, 2019 CONTRACTS (3)
                                            ---------------- -------------
     Enhanced U.S. Large Company Portfolio.     $(2,591)        $(2,591)

(1)Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2019 (amounts in thousands):

                                            REALIZED GAIN (LOSS) ON DERIVATIVES
                                            ----------------------------------
                                                        FORWARD
                                                       CURRENCY       EQUITY
                                             TOTAL   CONTRACTS (1) CONTRACTS (2)
                                            -------  ------------- -------------
Enhanced U.S. Large Company Portfolio...... $ 7,697     $4,580        $ 3,117
U.S. Large Cap Equity Portfolio............   1,076         --          1,076*
U.S. Targeted Value Portfolio..............   2,964         --          2,964
U.S. Small Cap Value Portfolio.............   2,914         --          2,914
U.S. Core Equity 1 Portfolio...............  18,158         --         18,158
U.S. Core Equity 2 Portfolio...............  12,596         --         12,596
U.S. Vector Equity Portfolio...............   5,143         --          5,143
U.S. Small Cap Portfolio...................   6,738         --          6,738
U.S. Micro Cap Portfolio...................  (1,815)        --         (1,815)
U.S. High Relative Profitability Portfolio.     (52)        --            (52)*
DFA Real Estate Securities Portfolio.......  (1,177)        --         (1,177)

                                          CHANGE IN UNREALIZED APPRECIATION
                                            (DEPRECIATION) ON DERIVATIVES
                                         -----------------------------------
                                                     FORWARD
                                                    CURRENCY       EQUITY
                                          TOTAL   CONTRACTS (3) CONTRACTS (4)
                                         -------  ------------- -------------
  Enhanced U.S. Large Company Portfolio. $29,634     $(2,987)      $32,621
  U.S. Targeted Value Portfolio.........   5,420          --         5,420
  U.S. Small Cap Value Portfolio........   2,943          --         2,943
  U.S. Core Equity 1 Portfolio..........   7,258          --         7,258
  U.S. Core Equity 2 Portfolio..........  11,243          --        11,243
  U.S. Vector Equity Portfolio..........    (433)         --          (433)
  U.S. Small Cap Portfolio..............   5,348          --         5,348
  U.S. Micro Cap Portfolio..............   3,769          --         3,769
  DFA Real Estate Securities Portfolio..   1,373          --         1,373

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Forward Currency Contracts.
(2)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Futures.
(3)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
* As of October 31, 2019, there were no futures contracts outstanding. During the year ended October 31, 2019, the Portfolios had limited activity in futures contracts.

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

   The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2019 (amounts in thousands):

                            NET                                                       NET
                          AMOUNTS                                                   AMOUNTS
                         OF ASSETS    GROSS AMOUNTS NOT                          OF LIABILITIES   GROSS AMOUNTS NOT
                         PRESENTED  OFFSET IN THE STATEMENTS                       PRESENTED    OFFSET IN THE STATEMENTS
               GROSS      IN THE    OF ASSETS AND LIABILITIES           GROSS        IN THE     OF ASSETS AND LIABILITIES
             AMOUNTS OF STATEMENTS  -------------------------        AMOUNTS OF    STATEMENTS   -------------------------
             RECOGNIZED  OF ASSETS   FINANCIAL       CASH      NET   RECOGNIZED    OF ASSETS     FINANCIAL       CASH      NET
               ASSETS       AND     INSTRUMENTS   COLLATERAL  AMOUNT LIABILITIES      AND       INSTRUMENTS   COLLATERAL  AMOUNT
DESCRIPTION     (A)     LIABILITIES     (B)        RECEIVED    (C)       (A)      LIABILITIES       (D)        PLEDGED     (E)
-----------  ---------- ----------- -----------   ----------  ------ ----------- -------------- -----------   ----------  ------
                                    ASSETS                                                 LIABILITIES
             ------------------------------------------------------- -----------------------------------------------------------
ENHANCED
  U.S.
  LARGE
  COMPANY
  PORTFOLIO
Bank of
  America
  Corp......     --          --          --           --        --     $1,370        $1,370          --           --      $1,370
Citibank,
  N.A.......    $ 3         $ 3        $ (3)          --        --        883           883        $ (3)          --         880
State
  Street
  Bank and
  Trust.....     25          25         (25)          --        --        145           145         (25)          --         120
Barclays
  Capital...     --          --          --           --        --        100           100          --           --         100
HSBC Bank...     18          18          --           --       $18         --            --          --           --          --
JP Morgan...      2           2          (2)          --        --         20            20          (2)          --          18
Natwest
  Markets
  PLC.......      4           4          --           --         4         --            --          --           --          --
Barclays
  Bank PLC..     --          --          --           --        --         73            73          --           --          73
                ---         ---        ----           --       ---     ------        ------        ----           --      ------
Total.......    $52         $52        $(30)          --       $22     $2,591        $2,591        $(30)          --      $2,561
                ===         ===        ====           ==       ===     ======        ======        ====           ==      ======

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.
(c)Represents the net amount due from counterparties in the event of default.
(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.
(e)Represents the net amount due to counterparties in the event of default.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 3, 2020.

   For the year ended October 31, 2019, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT    OUTSTANDING
                                                 AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING    BORROWINGS
                                              INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD    AS OF 10/31/2019
                                              ------------- ------------ ------------ -------- --------------- ----------------
U.S. Large Cap Equity Portfolio..............     2.94%        $5,584         70        $32        $39,385            --
U.S. High Relative Profitability Portfolio...     2.84%         7,497         10          7         12,562            --

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2019, that each Portfolio's available line of credit was used.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not use the interfund lending program during the year ended October 31, 2019.

J. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2019, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

   For the year ended October 31, 2019, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                   PURCHASES  SALES   REALIZED GAIN (LOSS)
---------                                   --------- -------- --------------------
U.S. Large Cap Equity Portfolio............ $ 41,951  $ 57,977      $  (5,012)
U.S. Targeted Value Portfolio..............  341,056   411,806       (126,118)
U.S. Small Cap Value Portfolio.............  406,034   667,677       (524,674)
U.S. Core Equity 1 Portfolio...............  240,864   212,911         30,378
U.S. Core Equity 2 Portfolio...............  219,125   190,304         19,534
U.S. Vector Equity Portfolio...............   59,483    78,693        (15,431)
U.S. Small Cap Portfolio...................  297,262   152,798        (48,452)
U.S. Micro Cap Portfolio...................  244,035   240,504       (187,877)
U.S. High Relative Profitability Portfolio.   58,408    11,011         (2,008)
DFA Real Estate Securities Portfolio.......    3,840     7,355         (2,646)

K. SECURITIES LENDING:

   As of October 31, 2019, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                          NON-CASH
                                                         COLLATERAL
                                                           MARKET
                                                           VALUE
                                                         ----------
             U.S. Large Cap Equity Portfolio............ $   14,194
             U.S. Targeted Value Portfolio..............    638,557
             U.S. Small Cap Value Portfolio.............    678,005
             U.S. Core Equity 1 Portfolio...............    814,043
             U.S. Core Equity 2 Portfolio...............    883,821
             U.S. Vector Equity Portfolio...............    171,676
             U.S. Small Cap Portfolio...................  1,212,468
             U.S. Micro Cap Portfolio...................    318,112
             U.S. High Relative Profitability Portfolio.      9,699
             DFA Real Estate Securities Portfolio.......    275,268

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2019:

                                                                REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                             AS OF OCTOBER 31, 2019
                                                             -------------------------------------------------------
                                                             OVERNIGHT AND            BETWEEN
                                                              CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS   TOTAL
                                                             ------------- -------- ------------ -------- ----------
SECURITIES LENDING TRANSACTIONS
ENHANCED U.S. LARGE COMPANY PORTFOLIO
   Bonds....................................................  $    1,288      --         --         --    $    1,288
U.S. LARGE CAP EQUITY PORTFOLIO
   Common Stocks............................................      19,730      --         --         --        19,730

U.S. TARGETED VALUE PORTFOLIO
   Common Stocks, Preferred Stocks..........................     825,459      --         --         --       825,459
U.S. SMALL CAP VALUE PORTFOLIO
   Common Stocks, Preferred Stocks..........................   1,062,300      --         --         --     1,062,300
U.S. CORE EQUITY 1 PORTFOLIO
   Common Stocks, Preferred Stocks..........................   1,249,627      --         --         --     1,249,627
U.S. CORE EQUITY 2 PORTFOLIO
   Common Stocks, Preferred Stocks..........................   1,381,666      --         --         --     1,381,666
U.S. VECTOR EQUITY PORTFOLIO
   Common Stocks, Preferred Stocks..........................     287,341      --         --         --       287,341
U.S. SMALL CAP PORTFOLIO
   Common Stocks, Preferred Stocks, Rights/Warrants.........   1,964,649      --         --         --     1,964,649
U.S. MICRO CAP PORTFOLIO
   Common Stocks, Preferred Stocks, Rights/Warrants.........     617,006      --         --         --       617,006
U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
   Common Stocks............................................      10,060      --         --         --        10,060
DFA REAL ESTATE SECURITIES PORTFOLIO
   Common Stocks............................................     317,240      --         --         --       317,240

L. SHAREHOLDER SERVICING FEES:

   The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares.

M. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. IN-KIND REDEMPTIONS:

   During the year ended October 31, 2019, the following Portfolio realized net gains (losses) on in-kind redemptions as follows:

                 DFA Real Estate Securities Portfolio. $50,622

O. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios' early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.

P. OTHER:

   As of October 31, 2019, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                               APPROXIMATE
                                                                                PERCENTAGE
                                                                  NUMBER OF   OF OUTSTANDING
                                                                 SHAREHOLDERS     SHARES
                                                                 ------------ --------------
Enhanced U.S. Large Company Portfolio-Institutional Class.......      3             68%
U.S. Large Cap Equity Portfolio-Institutional Class.............      4             88%
U.S. Large Cap Value Portfolio-Institutional Class..............      3             70%
U.S. Targeted Value Portfolio-Class R1..........................      5             91%
U.S. Targeted Value Portfolio-Class R2..........................      7             85%
U.S. Targeted Value Portfolio-Institutional Class...............      3             58%
U.S. Small Cap Value Portfolio-Institutional Class..............      4             72%
U.S. Core Equity 1 Portfolio-Institutional Class................      4             74%
U.S. Core Equity 2 Portfolio-Institutional Class................      5             81%
U.S. Vector Equity Portfolio-Institutional Class................      5             83%
U.S. Small Cap Portfolio-Institutional Class....................      3             55%
U.S. Micro Cap Portfolio-Institutional Class....................      4             76%
U.S. High Relative Profitability Portfolio-Institutional Class..      3             90%
DFA Real Estate Securities Portfolio-Institutional Class........      4             71%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

   On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit") and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims were preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the "Supreme Court"), seeking review of the Second Circuit's ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court's decision in MERIT MANAGEMENT GROUP, LP
v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) ("Merit Mgmt."), which addressed the scope of the Bankruptcy Code's safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs' petition for certiorari. The Second Circuit's review is pending.

   On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee's proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code's safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the Court's dismissal order and order denying the Trustee's motion for leave to amend to the Second Circuit. The Second Circuit appeal is pending.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

Q. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. High Relative Profitability Portfolio

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities, including the schedules of investments/summary schedules of portfolio holdings, of Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. High Relative Profitability Portfolio (twelve of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2019, the related statements of operations for the year ended October 31, 2019, the statements of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2019, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINIONS

These financial statements are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on the Portfolios' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodians, brokers and the transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2019

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of the Portfolio's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                                          ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                                          --------------------------------------------
                                                           NET INCOME FOR      ACCUMULATED
                                                           THE CURRENT OR     UNDISTRIBUTED
                                                              PRECEDING        NET PROFITS    PAID-IN
                                                            FISCAL YEAR,      FROM THE SALE   SURPLUS
                                                           AND ACCUMULATED    OF SECURITIES   OR OTHER
                                                          UNDISTRIBUTED NET     OR OTHER      CAPITAL
PORTFOLIO NAME                                                 INCOME          PROPERTIES      SOURCE
--------------                                            -----------------   -------------   --------
DFA Real Estate Securities Portfolio September 27, 2019..         0%                0%          100%

   The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA COMMODITY STRATEGY PORTFOLIO VS.
BLOOMBERG COMMODITY TOTAL RETURN INDEX
NOVEMBER 9, 2010-OCTOBER 31, 2019

                                        [CHART]

                  DFA Commodity Strategy        Bloomberg Commodity Total Return
                        Portfolio                            Index
              --------------------------------  ----------------------------------
    11/9/2010            $10,000                            $10,000
   11/30/2010              9,480                              9,414
   12/31/2010             10,464                             10,420
    1/31/2011             10,584                             10,525
    2/28/2011             10,804                             10,664
    3/31/2011             11,010                             10,884
    4/30/2011             11,440                             11,261
    5/31/2011             10,889                             10,691
    6/30/2011             10,337                             10,152
    7/31/2011             10,678                             10,452
    8/31/2011             10,788                             10,557
    9/30/2011              9,187                              9,001
   10/31/2011              9,798                              9,597
   11/30/2011              9,538                              9,384
   12/31/2011              9,199                              9,032
    1/31/2012              9,480                              9,256
    2/29/2012              9,752                              9,506
    3/31/2012              9,360                              9,112
    4/30/2012              9,299                              9,074
    5/31/2012              8,494                              8,245
    6/30/2012              8,889                              8,698
    7/31/2012              9,494                              9,261
    8/31/2012              9,676                              9,381
    9/30/2012              9,840                              9,541
   10/31/2012              9,497                              9,171
   11/30/2012              9,547                              9,176
   12/31/2012              9,321                              8,937
    1/31/2013              9,544                              9,151
    2/28/2013              9,169                              8,777
    3/31/2013              9,229                              8,836
    4/30/2013              8,996                              8,590
    5/31/2013              8,763                              8,397
    6/30/2013              8,304                              8,001
    7/31/2013              8,436                              8,110
    8/31/2013              8,730                              8,386
    9/30/2013              8,529                              8,172
   10/31/2013              8,438                              8,051
   11/30/2013              8,397                              7,987
   12/31/2013              8,473                              8,086
    1/31/2014              8,565                              8,110
    2/28/2014              9,156                              8,616
    3/31/2014              9,200                              8,651
    4/30/2014              9,435                              8,862
    5/31/2014              9,200                              8,607
    6/30/2014              9,271                              8,658
    7/31/2014              8,822                              8,227
    8/31/2014              8,750                              8,141
    9/30/2014              8,208                              7,634
   10/31/2014              8,178                              7,573
   11/30/2014              7,789                              7,265
   12/31/2014              7,234                              6,711
    1/31/2015              7,028                              6,486
    2/28/2015              7,203                              6,654
    3/31/2015              6,853                              6,312
    4/30/2015              7,234                              6,674
    5/31/2015              7,028                              6,494
    6/30/2015              7,141                              6,606
    7/31/2015              6,378                              5,904
    8/31/2015              6,306                              5,850
    9/30/2015              6,120                              5,650
   10/31/2015              6,120                              5,625
   11/30/2015              5,686                              5,217
   12/31/2015              5,509                              5,056
    1/31/2016              5,437                              4,971
    2/29/2016              5,364                              4,890
    3/31/2016              5,611                              5,077
    4/30/2016              6,056                              5,509
    5/31/2016              6,046                              5,499
    6/30/2016              6,334                              5,726
    7/31/2016              6,044                              5,433
    8/31/2016              5,930                              5,337
    9/30/2016              6,124                              5,505
   10/31/2016              6,104                              5,478
   11/30/2016              6,156                              5,551
   12/31/2016              6,268                              5,651
    1/31/2017              6,299                              5,659
    2/28/2017              6,341                              5,670
    3/31/2017              6,176                              5,519
    4/30/2017              6,103                              5,436
    5/31/2017              6,019                              5,364
    6/30/2017              6,011                              5,354
    7/31/2017              6,159                              5,475
    8/31/2017              6,190                              5,497
    9/30/2017              6,170                              5,489
   10/31/2017              6,296                              5,606
   11/30/2017              6,254                              5,581
   12/31/2017              6,439                              5,747
    1/31/2018              6,547                              5,861
    2/28/2018              6,482                              5,760
    3/31/2018              6,439                              5,724
    4/30/2018              6,590                              5,872
    5/31/2018              6,698                              5,955
    6/30/2018              6,450                              5,747
    7/31/2018              6,320                              5,624
    8/31/2018              6,212                              5,525
    9/30/2018              6,305                              5,631
   10/31/2018              6,143                              5,509
   11/30/2018              6,089                              5,478
   12/31/2018              5,717                              5,101
    1/31/2019              6,013                              5,379
    2/28/2019              6,112                              5,433
    3/31/2019              6,113                              5,423
    4/30/2019              6,091                              5,401                   Past performance is not
    5/31/2019              5,850                              5,219                   predictive of future
    6/30/2019              5,999                              5,359                   performance.
    7/31/2019              5,965                              5,323
    8/31/2019              5,833                              5,200                   The returns shown do not
    9/30/2019              5,888                              5,261                   reflect the deduction of
   10/31/2019              6,021                              5,367                   taxes that a shareholder
                                                                                      would pay on fund
                                                                                      distributions or the
              AVERAGE ANNUAL         ONE         FIVE           SINCE                 redemption of fund shares.
              TOTAL RETURN           YEAR        YEARS        INCEPTION
              ----------------------------------------------------------------        Data provided by
                                    -1.99%       -5.94%        -5.50%                 Bloomberg Finance L.P.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

COMMODITY MARKET REVIEW                12 MONTHS ENDED OCTOBER 31, 2019

   For the 12 months ended October 31, 2019, the Bloomberg Commodity Index Total Return returned -2.58%. Precious metals and industrial metals returned 24.13% and 5.49%, respectively. Sectors with negative returns included energy, agriculture, and livestock, which returned -15.70%, -5.29%, and -4.15%, respectively.

DFA COMMODITY STRATEGY PORTFOLIO

   The DFA Commodity Strategy Portfolio seeks total return consisting of capital appreciation and current income. The Portfolio generally invests in commodity-linked derivative instruments and fixed income investments. The Portfolio, through its wholly owned subsidiary, Dimensional Cayman Commodity Fund I LTD, gains exposure to commodities markets by investing in derivative instruments such as commodity swap contracts, commodity futures, and other commodity-linked instruments. In pursuing the fixed income portion of the Portfolio's investment strategy, Dimensional identifies a broadly diversified universe of eligible U.S. and foreign fixed income securities with defined maturity ranges and credit quality characteristics and then seeks to purchase a broad and diverse portfolio of securities meeting credit quality standards. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies.

   The Portfolio, through the Dimensional Cayman Commodity Fund I LTD, gained exposure to commodities primarily through the use of commodity swap contracts. To a lesser extent, the Portfolio gained exposure to commodities through the use of commodity futures contracts. The Portfolio's commodity swaps provided exposure to the 23 commodities included in the benchmark. For the period, the average duration of the Portfolio's fixed income securities decreased to 0.46 years.

   For the 12 months ended October 31, 2019, total returns were -1.99% for the Portfolio and -2.58% for the Bloomberg Commodity Index Total Return. The collateral component of the Portfolio had a longer duration than the three-month U.S. Treasury bill rate payable in the commodity swap contract. As such, the Portfolio's longer duration contributed positively to performance relative to the benchmark, as term premiums were generally positive. Varying the expirations of the individual commodity contracts contributed positively to the Portfolio's performance relative to the benchmark, while varying the commodity weights and pre-rolling the commodity contracts detracted from relative performance.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table is meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2019

EXPENSE TABLE

                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT  ANNUALIZED    PAID
                                       VALUE    VALUE    EXPENSE     DURING
                                     05/01/19  10/31/19 RATIO (1)  PERIOD (1)
                                     --------- -------- ---------- ----------
   DFA COMMODITY STRATEGY PORTFOLIO
   Actual Fund Return............... $1,000.00 $988.40     0.33%     $1.65

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

CONTINUED


                                   BEGINNING  ENDING               EXPENSES
                                    ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                     VALUE    VALUE     EXPENSE     DURING
                                   05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                   --------- --------- ---------- ----------
   Hypothetical 5% Annual Return.. $1,000.00 $1,023.54    0.33%     $1.68

(1)DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the consolidated expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 30, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                           DFA COMMODITY STRATEGY PORTFOLIO
                           Corporate..............  26.4%
                           Government.............  42.9%
                           Foreign Corporate......  15.2%
                           Foreign Government.....  13.6%
                           Supranational..........   1.9%
                                                    -----
                                                   100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
BONDS -- (54.9%)
AUSTRALIA -- (2.2%)
Australia & New Zealand Banking Group, Ltd.
(r)      3.018%, 11/23/21.................................................      2,000  $ 2,023,121
Commonwealth Bank of Australia
(Omega)  2.250%, 03/10/20.................................................      2,297    2,299,676
         2.300%, 03/12/20.................................................      3,000    3,004,226
#        5.000%, 03/19/20.................................................      5,000    5,057,051
         2.400%, 11/02/20.................................................      1,746    1,755,244
Macquarie Group, Ltd.
(Omega)  6.250%, 01/14/21.................................................      4,842    5,068,965
National Australia Bank, Ltd.
(Omega)  2.400%, 12/09/19.................................................      9,500    9,505,225
         2.125%, 05/22/20.................................................        745      745,990
         2.625%, 07/23/20.................................................      4,052    4,075,089
Westpac Banking Corp.
         2.100%, 05/13/21.................................................      1,000    1,003,615
                                                                                       -----------
TOTAL AUSTRALIA...........................................................              34,538,202
                                                                                       -----------
BELGIUM -- (1.5%)
Dexia Credit Local SA
         1.875%, 01/29/20.................................................      5,000    4,999,589
         0.200%, 03/16/21................................................. EUR 16,250   18,264,368
                                                                                       -----------
TOTAL BELGIUM.............................................................              23,263,957
                                                                                       -----------
CANADA -- (14.7%)
Alimentation Couche-Tard, Inc.
         3.319%, 11/01/19................................................. CAD  4,800    3,644,480
Bank of Montreal
(r)      2.922%, 08/27/21.................................................     12,203   12,336,013
Canada Housing Trust No 1
(Omega)  1.450%, 06/15/20................................................. CAD 46,000   34,873,525
CPPIB Capital, Inc.
         1.400%, 06/04/20................................................. CAD  6,000    4,547,491
Province of Alberta Canada
         1.900%, 12/06/19.................................................      5,000    4,998,900
         1.250%, 06/01/20................................................. CAD 39,000   29,533,224
Province of British Columbia Canada
         3.700%, 12/18/20................................................. CAD 25,000   19,401,906
Province of Ontario Canada
         4.200%, 06/02/20................................................. CAD 39,000   30,034,234
         4.000%, 06/02/21................................................. CAD  5,759    4,530,069
Province of Quebec Canada
         4.500%, 12/01/20................................................. CAD 45,000   35,175,575
Royal Bank of Canada
         1.920%, 07/17/20................................................. CAD  5,000    3,797,396
         2.030%, 03/15/21................................................. CAD 20,000   15,196,720

                                                                                 FACE
                                                                                AMOUNT^    VALUE+
                                                                                ------- ------------
                                                                                 (000)
CANADA -- (Continued)
Toronto-Dominion Bank (The)
          2.563%, 06/24/20................................................. CAD 39,000  $ 29,742,571
                                                                                        ------------
TOTAL CANADA...............................................................              227,812,104
                                                                                        ------------
DENMARK -- (0.4%)
Danske Bank A.S.
(Omega)   2.800%, 03/10/21.................................................      5,400     5,443,002
                                                                                        ------------
FRANCE -- (0.9%)
BNP Paribas SA
          2.375%, 05/21/20.................................................      2,720     2,727,158
BPCE SA
          2.650%, 02/03/21.................................................        330       332,339
Credit Agricole SA
          2.750%, 06/10/20.................................................      1,000     1,004,017
Orange SA
          1.625%, 11/03/19.................................................      2,000     2,000,000
Sanofi
          0.875%, 09/22/21................................................. EUR  5,000     5,683,790
Societe Generale SA
          2.625%, 09/16/20.................................................      2,000     2,010,741
                                                                                        ------------
TOTAL FRANCE...............................................................               13,758,045
                                                                                        ------------
GERMANY -- (1.0%)
BMW US Capital LLC
(Omega)   2.000%, 04/11/21.................................................      3,000     3,005,735
Daimler Finance North America LLC
#(Omega)  2.250%, 03/02/20.................................................      2,925     2,927,711
(Omega)   2.700%, 08/03/20.................................................      3,060     3,075,334
Deutsche Bank AG
#         2.950%, 08/20/20.................................................      3,618     3,625,215
EMD Finance LLC
(Omega)   2.400%, 03/19/20.................................................      1,150     1,150,749
Volkswagen Group of America Finance LLC
(Omega)   2.400%, 05/22/20.................................................      2,000     2,003,240
                                                                                        ------------
TOTAL GERMANY..............................................................               15,787,984
                                                                                        ------------
JAPAN -- (1.5%)
American Honda Finance Corp.
(r)       2.391%, 02/12/21.................................................      6,000     5,998,582
Mitsubishi UFJ Financial Group, Inc.
          2.950%, 03/01/21.................................................        882       892,350
Mizuho Financial Group, Inc.
          2.632%, 04/12/21.................................................      2,000     2,014,621

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
JAPAN -- (Continued)
Sumitomo Mitsui Banking Corp.
#        2.650%, 07/23/20.................................................       2,250 $ 2,260,768
Toyota Motor Credit Corp.
(r)      2.281%, 04/13/21.................................................      12,000  12,018,372
                                                                                       -----------
TOTAL JAPAN...............................................................              23,184,693
                                                                                       -----------
NETHERLANDS -- (0.2%)
BNG Bank NV
         2.500%, 02/28/20.................................................       1,800   1,802,927
Shell International Finance BV
         1.875%, 05/10/21.................................................       1,263   1,264,236
                                                                                       -----------
TOTAL NETHERLANDS.........................................................               3,067,163
                                                                                       -----------
SPAIN -- (1.4%)
Santander Holdings USA, Inc.
#        2.650%, 04/17/20.................................................       4,992   5,005,366
Santander UK Group Holdings P.L.C.
         2.875%, 10/16/20.................................................       4,000   4,017,024
#        3.125%, 01/08/21.................................................       1,808   1,825,074
Telefonica Emisiones SA
         5.462%, 02/16/21.................................................       8,000   8,346,365
Telefonica Emisiones SAU
         5.134%, 04/27/20.................................................       2,200   2,232,270
                                                                                       -----------
TOTAL SPAIN...............................................................              21,426,099
                                                                                       -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (1.8%)
Asian Development Bank
         1.375%, 06/11/20................................................. CAD   8,307   6,293,541
Council Of Europe Development Bank
         1.750%, 11/14/19.................................................       7,000   6,999,720
European Investment Bank
         1.125%, 02/18/20................................................. CAD  20,020  15,170,573
                                                                                       -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS..............................              28,463,834
                                                                                       -----------
SWEDEN -- (2.8%)
Kommuninvest I Sverige AB
         1.000%, 09/15/21................................................. SEK 350,000  36,880,667
Svenska Handelsbanken AB
(Omega)  5.125%, 03/30/20.................................................       6,708   6,796,644
                                                                                       -----------
TOTAL SWEDEN..............................................................              43,677,311
                                                                                       -----------
SWITZERLAND -- (0.7%)
Credit Suisse AG
         3.000%, 10/29/21.................................................       1,500   1,529,232

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
SWITZERLAND -- (Continued)
Nestle Finance International, Ltd.
    2.125%, 09/10/21................................................. EUR  2,875  $ 3,343,968
UBS AG Stamford CT
    2.350%, 03/26/20.................................................      6,000    6,010,793
                                                                                  -----------
TOTAL SWITZERLAND....................................................              10,883,993
                                                                                  -----------
UNITED KINGDOM -- (2.2%)
Barclays P.L.C.
#   2.875%, 06/08/20.................................................      5,000    5,014,300
    3.250%, 01/12/21.................................................      1,085    1,096,774
HSBC USA, Inc.
    2.750%, 08/07/20.................................................      6,725    6,776,088
Lloyds Banking Group P.L.C.
    3.100%, 07/06/21.................................................      1,000    1,016,596
United Kingdom Treasury Bill
    0.000%, 11/25/19................................................. GBP 15,000   19,421,669
                                                                                  -----------
TOTAL UNITED KINGDOM.................................................              33,325,427
                                                                                  -----------
UNITED STATES -- (23.6%)
AbbVie, Inc.
    2.500%, 05/14/20.................................................     11,317   11,349,894
Allergan Funding SCS
    3.000%, 03/12/20.................................................      5,000    5,012,327
Allergan, Inc.
    3.375%, 09/15/20.................................................      1,570    1,588,569
American Express Credit Corp.
    2.375%, 05/26/20.................................................      1,210    1,212,915
    2.600%, 09/14/20.................................................      1,600    1,608,945
American International Group, Inc.
    3.375%, 08/15/20.................................................      3,470    3,508,803
    6.400%, 12/15/20.................................................      7,000    7,340,358
Amgen, Inc.
    2.200%, 05/11/20.................................................      9,990   10,008,560
Anthem, Inc.
    4.350%, 08/15/20.................................................      1,128    1,148,545
#   2.500%, 11/21/20.................................................     11,352   11,427,718
Aon Corp.
    5.000%, 09/30/20.................................................      1,000    1,027,032
Aon P.L.C.
    2.800%, 03/15/21.................................................      3,380    3,407,052
Apple, Inc.
    1.900%, 02/07/20.................................................     21,000   21,003,013
Autodesk, Inc.
    3.125%, 06/15/20.................................................      1,355    1,362,136
AutoZone, Inc.
    2.500%, 04/15/21.................................................      2,045    2,058,007
Bank of America Corp.
    2.625%, 10/19/20.................................................      1,010    1,016,751
Best Buy Co., Inc.
#   5.500%, 03/15/21.................................................      6,000    6,218,198

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                          FACE
                                                                         AMOUNT^   VALUE+
                                                                         ------- -----------
                                                                          (000)
UNITED STATES -- (Continued)
CA, Inc.
     5.375%, 12/01/19.................................................    5,245  $ 5,257,334
Campbell Soup Co.
#    4.250%, 04/15/21.................................................    8,000    8,234,468
Cardinal Health, Inc.
#    4.625%, 12/15/20.................................................    5,150    5,290,733
Caterpillar Financial Services Corp.
(r)  2.338%, 05/15/20.................................................    5,000    5,003,685
(r)  2.349%, 03/15/21.................................................    3,000    3,002,532
(r)  2.382%, 09/07/21.................................................    1,800    1,800,522
Celgene Corp.
     2.875%, 02/19/21.................................................   10,000   10,107,155
Chevron Corp.
     2.193%, 11/15/19.................................................   15,000   15,001,800
Citigroup, Inc.
     2.650%, 10/26/20.................................................    2,575    2,592,907
     2.700%, 03/30/21.................................................    2,234    2,255,674
Citizens Bank NA
#    2.550%, 05/13/21.................................................    8,000    8,063,040
Comcast Corp.
(r)  2.539%, 10/01/21.................................................    1,800    1,809,594
Dominion Energy Gas Holdings LLC
     2.800%, 11/15/20.................................................    2,000    2,015,528
Eastman Chemical Co.
     2.700%, 01/15/20.................................................    1,207    1,207,908
Enterprise Products Operating LLC
     5.200%, 09/01/20.................................................    3,839    3,938,970
Eversource Energy
     2.500%, 03/15/21.................................................    4,556    4,583,598
Exelon Corp.
     2.850%, 06/15/20.................................................    1,205    1,210,420
Exelon Generation Co. LLC
     4.000%, 10/01/20.................................................    4,282    4,338,432
Fidelity National Information Services, Inc.
     3.625%, 10/15/20.................................................    1,214    1,230,954
     2.250%, 08/15/21.................................................    4,325    4,339,893
Fifth Third Bancorp
     2.875%, 07/27/20.................................................    1,250    1,257,587
General Electric Co.
     4.375%, 09/16/20.................................................    7,000    7,135,610
General Motors Financial Co., Inc.
#    3.150%, 01/15/20.................................................    7,000    7,009,464
     4.200%, 03/01/21.................................................      500      511,448
Goldman Sachs Group, Inc. (The)
     2.300%, 12/13/19.................................................      600      600,040
#    2.600%, 04/23/20.................................................    2,075    2,080,816
     6.000%, 06/15/20.................................................    6,320    6,475,900

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                 (000)
UNITED STATES -- (Continued)
Harley-Davidson Financial Services, Inc.
(Omega)     2.150%, 02/26/20.................................................      585  $   584,595
            2.400%, 06/15/20.................................................    2,600    2,599,810
(Omega)     2.850%, 01/15/21.................................................    6,000    6,024,210
Hewlett Packard Enterprise Co.
            3.600%, 10/15/20.................................................   12,000   12,160,963
Huntington National Bank
            2.875%, 08/20/20.................................................    2,000    2,012,984
Integrys Holding, Inc.
            4.170%, 11/01/20.................................................    4,060    4,145,955
Intercontinental Exchange, Inc.
            2.750%, 12/01/20.................................................    2,229    2,247,813
JPMorgan Chase & Co.
            4.350%, 08/15/21.................................................      750      782,134
Keurig Dr Pepper, Inc.
            3.200%, 11/15/21.................................................      630      639,411
KeyCorp
            2.900%, 09/15/20.................................................    3,128    3,153,806
Kraft Heinz Foods Co.
#           2.800%, 07/02/20.................................................    1,909    1,913,985
Kroger Co. (The)
            2.950%, 11/01/21.................................................    2,334    2,373,416
L3Harris Technologies, Inc.
            2.700%, 04/27/20.................................................    1,205    1,206,996
Lam Research Corp.
            2.750%, 03/15/20.................................................    1,098    1,100,162
LG&E & KU Energy LLC
            3.750%, 11/15/20.................................................    1,244    1,259,231
Liberty Mutual Group, Inc.
            5.000%, 06/01/21.................................................      980    1,016,376
LyondellBasell Industries NV
            6.000%, 11/15/21.................................................    5,000    5,337,876
Marriott International, Inc.
#           2.875%, 03/01/21.................................................    1,000    1,011,137
Marsh & McLennan Cos. Inc.
            4.800%, 07/15/21.................................................    1,526    1,584,264
Merck & Co., Inc.
#           1.850%, 02/10/20.................................................   13,744   13,744,409
Microsoft Corp.
            1.850%, 02/12/20.................................................    7,000    7,001,085
Molson Coors Brewing Co.
            2.250%, 03/15/20.................................................   12,857   12,861,174
Mylan N.V.
            3.150%, 06/15/21.................................................    1,214    1,229,584
National Rural Utilities Cooperative Finance Corp.
(r)         2.479%, 06/30/21.................................................    1,800    1,805,877
NBCUniversal Enterprise, Inc.
(r)(Omega)  2.499%, 04/01/21.................................................    1,500    1,505,040
NetApp, Inc.
            3.375%, 06/15/21.................................................    4,880    4,971,389

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                         FACE
                                                                        AMOUNT^    VALUE+
                                                                        ------- ------------
                                                                         (000)
UNITED STATES -- (Continued)
Occidental Petroleum Corp.
    4.100%, 02/01/21.................................................      650  $    662,502
Omnicom Group, Inc. / Omnicom Capital, Inc.
    4.450%, 08/15/20.................................................    1,314     1,338,514
Philip Morris International, Inc.
    2.000%, 02/21/20.................................................    1,116     1,116,230
#   2.900%, 11/15/21.................................................    5,159     5,243,577
PNC Bank NA
    2.300%, 06/01/20.................................................    2,000     2,004,071
    2.600%, 07/21/20.................................................    4,116     4,134,177
Progressive Corp. (The)
    3.750%, 08/23/21.................................................      714       738,426
Regions Financial Corp.
    3.200%, 02/08/21.................................................    4,400     4,459,957
Roper Technologies, Inc.
    3.000%, 12/15/20.................................................    5,070     5,123,310
Sempra Energy
    2.850%, 11/15/20.................................................    6,000     6,040,187
Southern Power Co.
    2.375%, 06/01/20.................................................    1,645     1,648,198
Southwest Airlines Co.
    2.750%, 11/06/19.................................................    5,480     5,480,143
UnitedHealth Group, Inc.
#   2.125%, 03/15/21.................................................    2,905     2,916,702
Verizon Communications, Inc.
    4.600%, 04/01/21.................................................    2,500     2,594,042
Walgreens Boots Alliance, Inc.
    2.700%, 11/18/19.................................................      470       470,100
Walmart, Inc.
#   2.850%, 06/23/20.................................................   12,858    12,949,816
Wells Fargo & Co.
    2.550%, 12/07/20.................................................    1,450     1,460,602
#   4.600%, 04/01/21.................................................    3,400     3,521,722
Xcel Energy, Inc.
#   2.400%, 03/15/21.................................................    2,622     2,636,852
Zimmer Biomet Holdings, Inc.
    2.700%, 04/01/20.................................................    1,021     1,023,051
                                                                                ------------
TOTAL UNITED STATES..................................................            366,490,696
                                                                                ------------
TOTAL BONDS..........................................................            851,122,510
                                                                                ------------

                                                                                                 FACE
                                                                                                AMOUNT^     VALUE+
                                                                                                ------- --------------
                                                                                                 (000)
U.S. TREASURY OBLIGATIONS -- (41.1%)
U.S. Treasury Bills
                            1.282%, 11/12/19.................................................   100,000 $   99,953,703
                            0.000%, 11/26/19.................................................    53,000     52,942,982
                            1.419%, 12/10/19.................................................    25,000     24,959,596
U.S. Treasury Notes
                            1.875%, 12/31/19.................................................    20,000     20,001,742
~(double left angle quote)  1.625%, 07/31/20.................................................    22,000     22,004,297
(r)                         1.682%, 10/31/20.................................................    11,000     10,987,308
(r)~                        1.752%, 01/31/21.................................................   190,900    190,684,718
(r)~                        1.776%, 04/30/21.................................................   217,000    216,721,303
                                                                                                        --------------
TOTAL U.S. TREASURY OBLIGATIONS..............................................................              638,255,649
                                                                                                        --------------
TOTAL INVESTMENT SECURITIES (Cost $1,490,065,061)............................................            1,489,378,159
                                                                                                        --------------
COMMERCIAL PAPER -- (3.7%)
Cigna Corp.
(Omega)                     1.884%, 01/23/20.................................................     3,000      2,985,202
NRW Bank
(Omega)                     1.898%, 02/27/20.................................................    25,000     24,851,333
Pfizer, Inc.
(Omega)                     1.888%, 03/02/20.................................................    30,000     29,818,165
                                                                                                        --------------
TOTAL COMMERCIAL PAPER.......................................................................               57,654,700
                                                                                                        --------------
                                                                                                SHARES
                                                                                                -------
SECURITIES LENDING COLLATERAL -- (0.3%)
@(S)                        The DFA Short Term Investment Fund...............................   435,131      5,034,901
                                                                                                        --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,552,746,120)..........................................           $1,552,067,760
                                                                                                        ==============

As of October 31, 2019, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying consolidated financial statements:

                                                                                          UNREALIZED
                                                                                           FOREIGN
                                                                                           EXCHANGE
                                                                             SETTLEMENT  APPRECIATION
CURRENCY PURCHASED  CURRENCY SOLD                COUNTERPARTY                   DATE    (DEPRECIATION)
------------------- --------------- ---------------------------------------  ---------- --------------
GBP     14,980,590  USD  19,297,397 State Street Bank and Trust               11/01/19     $107,714
SEK    358,449,517  USD  36,859,434 State Street Bank and Trust               11/01/19      263,666

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                                    UNREALIZED
                                                                                     FOREIGN
                                                                                     EXCHANGE
                                                                       SETTLEMENT  APPRECIATION
CURRENCY PURCHASED     CURRENCY SOLD             COUNTERPARTY             DATE    (DEPRECIATION)
-------------------  ------------------- ----------------------------- ---------- --------------
USD       15,286,731 CAD      19,983,535 Citibank, N.A.                 01/06/20   $   108,220
                                                                                   -----------
TOTAL APPRECIATION                                                                 $   479,600

CAD        1,223,799 USD         938,017 National Australia Bank Ltd.   01/06/20   $    (8,480)
USD       18,584,208 GBP      14,980,590 Citibank, N.A.                 11/01/19      (820,902)
USD       36,945,404 SEK     358,449,517 National Australia Bank Ltd.   11/01/19      (177,697)
USD       19,344,396 GBP      14,991,675 State Street Bank and Trust    12/27/19      (110,865)
USD       36,879,483 SEK     357,552,664 State Street Bank and Trust    12/27/19      (268,885)
USD      111,206,959 CAD     148,139,758 Citibank, N.A.                 01/03/20    (1,311,923)
USD      105,466,955 CAD     139,306,935 Citibank, N.A.                 01/06/20      (343,749)
USD       27,455,061 EUR      24,546,923 JP Morgan                      01/16/20       (64,298)
                                                                                   -----------
TOTAL (DEPRECIATION)                                                               $(3,106,799)
                                                                                   -----------
TOTAL APPRECIATION
  (DEPRECIATION)                                                                   $(2,627,199)
                                                                                   ===========

As of October 31, 2019, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:

                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                        --------- ---------- -----------  -----------  --------------
LONG POSITION CONTRACTS:
CBOT Corn Futures.................................     75     12/13/19  $ 1,405,506  $ 1,462,500     $ 56,994
CBOT Soybean Futures..............................     32     01/14/20    1,510,068    1,491,600      (18,468)
CBOT Soybean Meal Futures.........................     26     01/14/20      813,169      797,940      (15,229)
CBOT Soybean Oil Futures..........................     44     01/14/20      792,006      817,608       25,602
CBOT Wheat Futures................................     30     12/13/19      720,977      763,124       42,147
CME Lean Hogs Futures.............................     18     12/13/19      469,283      475,200        5,917
CME Live Cattle Futures...........................     20     12/31/19      848,091      937,800       89,709
COMEX Copper Futures..............................     27     12/27/19    1,732,722    1,780,650       47,928
COMEX Gold 100 Troy Oz. Futures...................     23     12/27/19    3,531,411    3,484,040      (47,371)
COMEX Silver Futures..............................     12     12/27/19    1,095,037    1,084,020      (11,017)
ICE Brent Crude Oil Futures.......................     31     11/29/19    1,821,145    1,848,220       27,075
ICE Gasoil Futures................................     12     01/10/20      685,829      674,100      (11,729)
KCBT Hard Red Winter Wheat Futures................     13     12/13/19      265,433      272,838        7,405
LME Nickel Futures................................     26     11/18/19    2,408,212    2,603,796      195,584
LME Nickel Futures................................     13     01/13/20    1,376,696    1,300,338      (76,358)
LME Primary Aluminium Futures.....................     30     01/13/20    1,294,504    1,314,000       19,496
LME Primary Aluminium Futures.....................     61     11/20/19    2,683,975    2,686,288        2,313
LME Zinc Futures..................................     33     11/20/19    1,893,873    2,083,125      189,252
LME Zinc Futures..................................     16     01/13/20      973,544      997,400       23,856
NYBOT CSC 'C' Coffee Futures......................     16     12/18/19      580,424      611,700       31,276
NYBOT CSC No. 11 World Sugar Futures..............     54     02/28/20      753,025      754,790        1,765
NYBOT CTN No. 2 Cotton Futures....................      9     12/06/19      269,101      289,980       20,879
NYMEX Henry Hub Natural Gas Futures...............     71     12/27/19    1,857,912    1,939,720       81,808
NYMEX Light Sweet Crude Oil Futures...............     38     12/19/19    1,987,501    2,061,500       73,999
NYMEX NY Harbor ULSD Futures......................      7     12/31/19      548,395      549,280          885
NYMEX Reformulated Gasoline Blend Futures.........     10     12/31/19      632,232      660,156       27,924
                                                                        -----------  -----------     --------
TOTAL.............................................                      $32,950,071  $33,741,713     $791,642
SHORT POSITION CONTRACTS:
LME Nickel Futures................................    (26)    11/18/19   (2,634,962)  (2,603,796)      31,166
LME Nickel Futures................................     (3)    01/13/20     (302,657)    (300,078)       2,579
LME Primary Aluminium Futures.....................     (7)    01/13/20     (305,695)    (306,600)        (905)
LME Primary Aluminium Futures.....................    (61)    11/20/19   (2,674,844)  (2,686,287)     (11,443)

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL                 APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE     MARKET VALUE (DEPRECIATION)
-----------                                        --------- ---------- -----------  ------------ --------------
LME Zinc Futures..................................     (4)    01/13/20  $  (251,583) $  (249,350)   $   2,233
LME Zinc Futures..................................    (33)    11/20/19   (1,951,064)  (2,083,125)    (132,061)
                                                                        -----------  -----------    ---------
TOTAL.............................................                      $(8,120,805) $(8,229,236)   $(108,431)
                                                                        -----------  -----------    ---------
TOTAL FUTURES CONTRACTS...........................                      $24,829,266  $25,512,477    $ 683,211
                                                                        ===========  ===========    =========

As of October 31, 2019, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:

                                                   PAYMENTS
                                                   RECEIVED               UPFRONT  UPFRONT                 UNREALIZED
REFERENCE                          NOTIONAL       (PAID) BY    EXPIRATION PREMIUMS PREMIUMS    MARKET     APPRECIATION
ENTITY*          COUNTERPARTY       AMOUNT        THE FUND**      DATE      PAID   RECEIVED    VALUE     (DEPRECIATION)
---------       --------------- --------------- -------------  ---------- -------- -------- -----------  --------------
BofA Merrill
  Lynch
  Commodity
  MLBXPPDM                                        3 Month USD
  Total                                           UST 13-Week
  Return                                            Bill High
  Index (1)     Bank of America                 Discount Rate
                Corp.           USD 224,291,274   plus 0.14%    12/20/19     --       --    $(1,267,452)  $(1,267,452)
BofA Merrill
  Lynch                                          3 Month USD
  Total                                          UST 13-Week
  Return                                          Bill High
  Index (2)     Bank of America                 Discount Rate
                Corp.           USD 161,121,229   plus 0.19%    12/20/19     --       --       (980,772)     (980,772)
Citi
  Commodities                                    3 Month USD
  Pre-Roll                                       UST 13-Week
  RS Total                                        Bill High
  Return                                        Discount Rate
  Index (3)     Citibank, N.A.  USD 218,795,200   plus 0.19%    12/20/19     --       --     (1,330,186)   (1,330,186)
Citi Custom                                      3 Month USD
  CIVICS H                                       UST 13-Week
  Total                                           Bill High
  Return                                        Discount Rate
  Index (4)     Citibank, N.A.  USD 169,006,271   plus 0.14%    12/20/19     --       --       (955,095)     (955,095)
Credit Suisse                                    3 Month USD
  Custom                                         UST 13-Week
  141 Total                                       Bill High
  Return                                        Discount Rate
  Index (5)     Credit Suisse   USD 260,365,291   plus 0.18%    11/25/19     --       --     (1,543,292)   (1,543,292)
Credit Suisse                                    3 Month USD
  Custom 57                                      UST 13-Week
  Total                                           Bill High
  Return                                        Discount Rate
  Index (6)     Credit Suisse   USD 118,650,262   plus 0.14%    11/25/19     --       --       (653,298)     (653,298)
UBS                                              3 Month USD
  UBSIB190                                       UST 13-Week
  Custom                                          Bill High
  Strategy (7)                                  Discount Rate
                UBS AG          USD 404,785,204   plus 0.14%    01/31/20     --       --     (2,072,884)   (2,072,884)
                                                                             --       --    -----------   -----------
TOTAL                                                                        --       --    $(8,802,979)  $(8,802,979)
                                                                             ==       ==    ===========   ===========

* Portfolio receives the price appreciation of the reference entity at maturity.
** Payments received (paid) by the Fund are exchanged at maturity.

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

(1) The following table represents the individual positions within the Total Return Swap as of October 31, 2019:

REFERENCED COMMODITY -- LONG POSITION

     FUTURES CONTRACT                           % OF INDEX NOTIONAL AMOUNT
     ----------------                           ---------- ---------------
     NYMEX Light Sweet Crude Oil Futures           8.08%      18,092,374
     ICE Brent Crude Oil Futures                   7.08%      15,885,218
     NYMEX Reformulated Gasoline Blend Futures     2.52%       5,661,688
     ICE Gasoil Futures                            2.57%       5,767,960
     NYMEX NY Harbor ULSD Futures                  2.16%       4,842,871
     NYMEX Henry Hub Natural Gas Futures           7.51%      16,852,590
     CBOT Soybean Futures                          5.76%      12,920,704
     CBOT Soybean Oil Futures                      3.20%       7,168,392
     CBOT Soybean Meal Futures                     3.11%       6,972,649
     CBOT Corn Futures                             5.83%      13,068,169
     CBOT Wheat Futures                            2.97%       6,650,994
     KCBT Hard Red Winter Wheat Futures            1.05%       2,363,825
     CME Live Cattle Futures                       3.85%       8,637,380
     CME Lean Hogs Futures                         2.08%       4,657,142
     COMEX Gold 100 Troy Oz. Futures              13.69%      30,708,449
     COMEX Silver Futures                          4.26%       9,558,648
     COMEX Copper Futures                          6.96%      15,619,100
     LME Primary Aluminum Futures                  3.89%       8,713,996
     LME Nickel Futures                            3.84%       8,621,856
     LME Zinc Futures                              3.02%       6,784,156
     NYBOT CSC No. 11 World Sugar Futures          2.94%       6,603,183
     NYBOT CSC 'C' Coffee Futures                  2.41%       5,407,070
     NYBOT CTN No. 2 Cotton Futures                1.22%       2,732,860
                                                             -----------
     TOTAL NOTIONAL AMOUNT                                   224,291,274
                                                             ===========

(2) The following table represents the individual positions within the Total Return Swap as of October 31, 2019:

REFERENCED COMMODITY -- LONG POSITION

     FUTURES CONTRACT                           % OF INDEX NOTIONAL AMOUNT
     ----------------                           ---------- ---------------
     NYMEX Light Sweet Crude Oil Futures           8.24%     13,260,487
     ICE Brent Crude Oil Futures                   8.79%     14,161,773
     NYMEX Reformulated Gasoline Blend Futures     3.06%      4,934,254
     ICE Gasoil Futures                            3.14%      5,054,222
     NYMEX NY Harbor ULSD Futures                  2.64%      4,251,572
     NYMEX Henry Hub Natural Gas Futures           9.09%     14,645,252
     CBOT Soybean Futures                          4.71%      7,592,764
     CBOT Soybean Oil Futures                      2.60%      4,192,226
     CBOT Soybean Meal Futures                     2.53%      4,080,130
     CBOT Corn Futures                             4.59%      7,399,808
     CBOT Wheat Futures                            2.39%      3,846,193
     KCBT Hard Red Winter Wheat Futures            0.83%      1,336,428
     CME Live Cattle Futures                       4.49%      7,236,902
     CME Lean Hogs Futures                         1.51%      2,432,736
     COMEX Gold 100 Troy Oz. Futures              13.85%     22,317,548
     COMEX Silver Futures                          4.30%      6,923,010
     COMEX Copper Futures                          7.06%     11,371,207
     LME Primary Aluminum Futures                  3.95%      6,363,091
     LME Nickel Futures                            3.90%      6,281,705
     LME Zinc Futures                              3.07%      4,953,893
     NYBOT CSC No. 11 World Sugar Futures          2.40%      3,863,177

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

           FUTURES CONTRACT                % OF INDEX NOTIONAL AMOUNT
           ----------------                ---------- ---------------
           NYBOT CSC 'C' Coffee Futures       1.88%       3,036,022
           NYBOT CTN No. 2 Cotton Futures     0.98%       1,586,829
                                                        -----------
           TOTAL NOTIONAL AMOUNT                        161,121,229
                                                        ===========

(3) The following table represents the individual positions within the Total Return Swap as of October 31, 2019:

REFERENCED COMMODITY -- LONG POSITION

     FUTURES CONTRACT                           % OF INDEX NOTIONAL AMOUNT
     ----------------                           ---------- ---------------
     NYMEX Light Sweet Crude Oil Futures           8.24%      18,007,129
     ICE Brent Crude Oil Futures                   8.79%      19,231,034
     NYMEX Reformulated Gasoline Blend Futures     3.06%       6,700,489
     ICE Gasoil Futures                            3.14%       6,863,401
     NYMEX NY Harbor ULSD Futures                  2.64%       5,773,438
     NYMEX Henry Hub Natural Gas Futures           9.09%      19,887,577
     CBOT Soybean Futures                          4.71%      10,310,623
     CBOT Soybean Oil Futures                      2.60%       5,692,850
     CBOT Soybean Meal Futures                     2.53%       5,540,629
     CBOT Corn Futures                             4.59%      10,048,598
     CBOT Wheat Futures                            2.39%       5,222,953
     KCBT Hard Red Winter Wheat Futures            0.83%       1,814,808
     CME Live Cattle Futures                       4.49%       9,827,379
     CME Lean Hogs Futures                         1.51%       3,303,544
     COMEX Gold 100 Troy Oz. Futures              13.85%      30,306,201
     COMEX Silver Futures                          4.30%       9,401,128
     COMEX Copper Futures                          7.06%      15,441,575
     LME Primary Aluminum Futures                  3.95%       8,640,784
     LME Nickel Futures                            3.90%       8,530,266
     LME Zinc Futures                              3.07%       6,727,158
     NYBOT CSC No. 11 World Sugar Futures          2.40%       5,246,017
     NYBOT CSC 'C' Coffee Futures                  1.88%       4,122,778
     NYBOT CTN No. 2 Cotton Futures                0.98%       2,154,841
                                                             -----------
     TOTAL NOTIONAL AMOUNT                                   218,795,200
                                                             ===========

(4) The following table represents the individual positions within the Total Return Swap as of October 31, 2019:

REFERENCED COMMODITY -- LONG POSITION

     FUTURES CONTRACT                           % OF INDEX NOTIONAL AMOUNT
     ----------------                           ---------- ---------------
     NYMEX Light Sweet Crude Oil Futures           8.08%     13,632,829
     ICE Brent Crude Oil Futures                   7.08%     11,969,711
     NYMEX Reformulated Gasoline Blend Futures     2.52%      4,266,153
     ICE Gasoil Futures                            2.57%      4,346,230
     NYMEX NY Harbor ULSD Futures                  2.16%      3,649,164
     NYMEX Henry Hub Natural Gas Futures           7.51%     12,698,637
     CBOT Soybean Futures                          5.76%      9,735,912
     CBOT Soybean Oil Futures                      3.20%      5,401,473
     CBOT Soybean Meal Futures                     3.11%      5,253,978
     CBOT Corn Futures                             5.83%      9,847,028
     CBOT Wheat Futures                            2.97%      5,011,607
     KCBT Hard Red Winter Wheat Futures            1.05%      1,781,171
     CME Live Cattle Futures                       3.85%      6,508,373

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

        FUTURES CONTRACT                      % OF INDEX NOTIONAL AMOUNT
        ----------------                      ---------- ---------------
        CME Lean Hogs Futures                    2.08%       3,509,214
        COMEX Gold 100 Troy Oz. Futures         13.69%      23,139,199
        COMEX Silver Futures                     4.26%       7,202,560
        COMEX Copper Futures                     6.96%      11,769,186
        LME Primary Aluminum Futures             3.89%       6,566,104
        LME Nickel Futures                       3.84%       6,496,676
        LME Zinc Futures                         3.02%       5,111,946
        NYBOT CSC No. 11 World Sugar Futures     2.94%       4,975,581
        NYBOT CSC 'C' Coffee Futures             2.41%       4,074,295
        NYBOT CTN No. 2 Cotton Futures           1.22%       2,059,244
                                                           -----------
        TOTAL NOTIONAL AMOUNT                              169,006,271
                                                           ===========

(5) The following table represents the individual positions within the Total Return Swap as of October 31, 2019:

REFERENCED COMMODITY -- LONG POSITION

     FUTURES CONTRACT                           % OF INDEX NOTIONAL AMOUNT
     ----------------                           ---------- ---------------
     NYMEX Light Sweet Crude Oil Futures           8.24%      21,428,403
     ICE Brent Crude Oil Futures                   8.79%      22,884,844
     NYMEX Reformulated Gasoline Blend Futures     3.06%       7,973,552
     ICE Gasoil Futures                            3.14%       8,167,415
     NYMEX NY Harbor ULSD Futures                  2.64%       6,870,365
     NYMEX Henry Hub Natural Gas Futures           9.09%      23,666,126
     CBOT Soybean Futures                          4.71%      12,269,595
     CBOT Soybean Oil Futures                      2.60%       6,774,466
     CBOT Soybean Meal Futures                     2.53%       6,593,323
     CBOT Corn Futures                             4.59%      11,957,785
     CBOT Wheat Futures                            2.39%       6,215,290
     KCBT Hard Red Winter Wheat Futures            0.83%       2,159,613
     CME Live Cattle Futures                       4.49%      11,694,536
     CME Lean Hogs Futures                         1.51%       3,931,202
     COMEX Gold 100 Troy Oz. Futures              13.85%      36,064,241
     COMEX Silver Futures                          4.30%      11,187,299
     COMEX Copper Futures                          7.06%      18,375,403
     LME Primary Aluminum Futures                  3.95%      10,282,494
     LME Nickel Futures                            3.90%      10,150,978
     LME Zinc Futures                              3.07%       8,005,287
     NYBOT CSC No. 11 World Sugar Futures          2.40%       6,242,736
     NYBOT CSC 'C' Coffee Futures                  1.88%       4,906,087
     NYBOT CTN No. 2 Cotton Futures                0.98%       2,564,251
                                                             -----------
     TOTAL NOTIONAL AMOUNT                                   260,365,291
                                                             ===========

(6) The following table represents the individual positions within the Total Return Swap as of October 31, 2019:

REFERENCED COMMODITY -- LONG POSITION

     FUTURES CONTRACT                           % OF INDEX NOTIONAL AMOUNT
     ----------------                           ---------- ---------------
     NYMEX Light Sweet Crude Oil Futures           8.08%      9,570,880
     ICE Brent Crude Oil Futures                   7.08%      8,403,293
     NYMEX Reformulated Gasoline Blend Futures     2.52%      2,995,037
     ICE Gasoil Futures                            2.57%      3,051,255
     NYMEX NY Harbor ULSD Futures                  2.16%      2,561,883

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

        FUTURES CONTRACT                      % OF INDEX NOTIONAL AMOUNT
        ----------------                      ---------- ---------------
        NYMEX Henry Hub Natural Gas Futures      7.51%       8,915,034
        CBOT Soybean Futures                     5.76%       6,835,063
        CBOT Soybean Oil Futures                 3.20%       3,792,085
        CBOT Soybean Meal Futures                3.11%       3,688,537
        CBOT Corn Futures                        5.83%       6,913,072
        CBOT Wheat Futures                       2.97%       3,518,381
        KCBT Hard Red Winter Wheat Futures       1.05%       1,250,465
        CME Live Cattle Futures                  3.85%       4,569,181
        CME Lean Hogs Futures                    2.08%       2,463,632
        COMEX Gold 100 Troy Oz. Futures         13.69%      16,244,794
        COMEX Silver Futures                     4.26%       5,056,532
        COMEX Copper Futures                     6.96%       8,262,516
        LME Primary Aluminum Futures             3.89%       4,609,711
        LME Nickel Futures                       3.84%       4,560,969
        LME Zinc Futures                         3.02%       3,588,824
        NYBOT CSC No. 11 World Sugar Futures     2.94%       3,493,089
        NYBOT CSC 'C' Coffee Futures             2.41%       2,860,344
        NYBOT CTN No. 2 Cotton Futures           1.22%       1,445,685
                                                           -----------
        TOTAL NOTIONAL AMOUNT                              118,650,262
                                                           ===========

(7) The following table represents the individual positions within the Total Return Swap as of October 31, 2019:

REFERENCED COMMODITY -- LONG POSITION

     FUTURES CONTRACT                           % OF INDEX NOTIONAL AMOUNT
     ----------------                           ---------- ---------------
     NYMEX Light Sweet Crude Oil Futures           8.08%      32,651,852
     ICE Brent Crude Oil Futures                   7.08%      28,668,532
     NYMEX Reformulated Gasoline Blend Futures     2.52%      10,217,819
     ICE Gasoil Futures                            2.57%      10,409,611
     NYMEX NY Harbor ULSD Futures                  2.16%       8,740,075
     NYMEX Henry Hub Natural Gas Futures           7.51%      30,414,376
     CBOT Soybean Futures                          5.76%      23,318,383
     CBOT Soybean Oil Futures                      3.20%      12,937,012
     CBOT Soybean Meal Futures                     3.11%      12,583,749
     CBOT Corn Futures                             5.83%      23,584,518
     CBOT Wheat Futures                            2.97%      12,003,249
     KCBT Hard Red Winter Wheat Futures            1.05%       4,266,065
     CME Live Cattle Futures                       3.85%      15,588,139
     CME Lean Hogs Futures                         2.08%       8,404,884
     COMEX Gold 100 Troy Oz. Futures              13.69%      55,420,461
     COMEX Silver Futures                          4.26%      17,250,779
     COMEX Copper Futures                          6.96%      28,188,258
     LME Primary Aluminum Futures                  3.89%      15,726,410
     LME Nickel Futures                            3.84%      15,560,123
     LME Zinc Futures                              3.02%      12,243,570
     NYBOT CSC No. 11 World Sugar Futures          2.94%      11,916,963
     NYBOT CSC 'C' Coffee Futures                  2.41%       9,758,302
     NYBOT CTN No. 2 Cotton Futures                1.22%       4,932,074
                                                             -----------
     TOTAL NOTIONAL AMOUNT                                   404,785,204
                                                             ===========

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                           -----------------------------------------------
                                           LEVEL 1      LEVEL 2     LEVEL 3      TOTAL
                                           -------- --------------  ------- --------------
Bonds
   Australia..............................       -- $   34,538,202    --    $   34,538,202
   Belgium................................       --     23,263,957    --        23,263,957
   Canada.................................       --    227,812,104    --       227,812,104
   Denmark................................       --      5,443,002    --         5,443,002
   France.................................       --     13,758,045    --        13,758,045
   Germany................................       --     15,787,984    --        15,787,984
   Japan..................................       --     23,184,693    --        23,184,693
   Netherlands............................       --      3,067,163    --         3,067,163
   Spain..................................       --     21,426,099    --        21,426,099
   Supranational Organization Obligations.       --     28,463,834    --        28,463,834
   Sweden.................................       --     43,677,311    --        43,677,311
   Switzerland............................       --     10,883,993    --        10,883,993
   United Kingdom.........................       --     33,325,427    --        33,325,427
   United States..........................       --    366,490,696    --       366,490,696
U.S. Treasury Obligations.................       --    638,255,649    --       638,255,649
Commercial Paper..........................       --     57,654,700    --        57,654,700
Securities Lending Collateral.............       --      5,034,901    --         5,034,901
Forward Currency Contracts**..............       --     (2,627,199)   --        (2,627,199)
Futures Contracts**....................... $683,211             --    --           683,211
Swap Agreements**.........................       --     (8,802,979)   --        (8,802,979)
                                           -------- --------------    --    --------------
TOTAL..................................... $683,211 $1,540,637,582    --    $1,541,320,793
                                           ======== ==============    ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                        DFA
                                                                                 COMMODITY STRATEGY
                                                                                     PORTFOLIO*
                                                                                 ------------------
ASSETS:
Investment Securities at Value (including $4,948 of securities on loan,
  respectively).................................................................   $    1,547,033
Collateral from Securities on Loan Invested in Affiliate at Value (including
  cost of $5,034)...............................................................            5,035
Foreign Currencies at Value.....................................................                3
Segregated Cash for Swaps Contracts.............................................           19,836
Cash............................................................................           21,513
Receivables:
   Dividends and Interest.......................................................            6,767
   Securities Lending Income....................................................                1
   Fund Shares Sold.............................................................            1,202
   Futures Margin Variation.....................................................              145
Unrealized Gain on Forward Currency Contracts...................................              480
Prepaid Expenses and Other Assets...............................................               32
                                                                                   --------------
       Total Assets.............................................................        1,602,047
                                                                                   --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.............................................            5,061
   Fund Shares Redeemed.........................................................              754
   Due to Advisor...............................................................              401
   Due to Broker................................................................            4,670
Unrealized Loss on Swap Contracts...............................................            8,803
Unrealized Loss on Forward Currency Contracts...................................            3,107
Accrued Expenses and Other Liabilities..........................................              207
                                                                                   --------------
       Total Liabilities........................................................           23,003
                                                                                   --------------
NET ASSETS......................................................................   $    1,579,044
                                                                                   ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).........................................      289,398,899
                                                                                   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE........................   $         5.46
                                                                                   ==============
Investment Securities at Cost...................................................   $    1,547,712
                                                                                   ==============
Foreign Currencies at Cost......................................................   $            3
                                                                                   ==============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................................   $    1,574,508
Total Distributable Earnings (Loss).............................................            4,536
                                                                                   --------------
NET ASSETS......................................................................   $    1,579,044
                                                                                   ==============
(1) NUMBER OF SHARES AUTHORIZED.................................................    1,800,000,000
                                                                                   ==============

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     CONSOLIDATED STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                         DFA
                                                                  COMMODITY STRATEGY
                                                                      PORTFOLIO#
                                                                  ------------------
INVESTMENT INCOME
   Interest......................................................     $  40,192
   Income from Securities Lending................................            19
                                                                      ---------
       Total Investment Income...................................        40,211
                                                                      ---------
EXPENSES
   Investment Management Fees....................................         6,290
   Accounting & Transfer Agent Fees..............................           309
   Custodian Fees................................................            62
   Filing Fees...................................................            67
   Shareholders' Reports.........................................           116
   Directors'/Trustees' Fees & Expenses..........................            11
   Professional Fees.............................................            49
   Other.........................................................            92
                                                                      ---------
       Total Expenses............................................         6,996
                                                                      ---------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees Recovered by Advisor (Note D)...................        (1,108)
   Fees Paid Indirectly (Note D).................................           (16)
                                                                      ---------
   Net Expenses..................................................         5,872
                                                                      ---------
   NET INVESTMENT INCOME (LOSS)..................................        34,339
                                                                      ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**..............................        (5,105)
       Affiliated Investment Companies Shares Sold...............             1
       Futures...................................................        (7,871)
       Swap Contracts............................................      (121,360)
       Foreign Currency Transactions.............................            22
       Forward Currency Contracts................................        14,639
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency................        21,976
       Futures...................................................         4,368
       Swap Contracts............................................        19,967
       Translation of Foreign Currency-Denominated Amounts.......            17
       Forward Currency Contracts................................        (6,022)
                                                                      ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS).......................       (79,368)
                                                                      ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..     $ (45,029)
                                                                      =========

--------
** Net of foreign capital gain taxes withheld of $0.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                   DFA COMMODITY STRATEGY
                                                                                         PORTFOLIO
                                                                                  -----------------------
                                                                                     YEAR         YEAR
                                                                                     ENDED        ENDED
                                                                                    OCT 31,      OCT 31,
                                                                                     2019         2018
                                                                                  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................................. $    34,339  $   31,518
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**............................................      (5,105)    (20,480)
       Affiliated Investment Companies Shares Sold...............................           1          (5)
       Futures...................................................................      (7,871)      1,465
       Swap Contracts............................................................    (121,360)    (40,002)
       Foreign Currency Transactions.............................................          22         (23)
       Forward Currency Contracts................................................      14,639      19,451
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency................................      21,976     (15,936)
       Affiliated Investment Companies Shares....................................          --           3
       Futures...................................................................       4,368      (6,725)
       Swap Contracts............................................................      19,967     (33,259)
       Translation of Foreign Currency-Denominated Amounts.......................          17          17
       Forward Currency Contracts................................................      (6,022)        391
                                                                                  -----------  ----------
          Net Increase (Decrease) in Net Assets Resulting from Operations........     (45,029)    (63,585)
                                                                                  -----------  ----------
Distributions:
       Institutional Class Shares................................................     (36,041)    (44,439)
                                                                                  -----------  ----------
          Total Distributions....................................................     (36,041)    (44,439)
                                                                                  -----------  ----------
Capital Share Transactions (1):
   Shares Issued.................................................................     637,187     851,258
   Shares Issued in Lieu of Cash Distributions...................................      32,129      40,250
   Shares Redeemed...............................................................  (1,005,190)   (515,817)
                                                                                  -----------  ----------
          Net Increase (Decrease) from Capital Share Transactions................    (335,874)    375,691
                                                                                  -----------  ----------
          Total Increase (Decrease) in Net Assets................................    (416,944)    267,667
NET ASSETS
   Beginning of Year.............................................................   1,995,988   1,728,321
                                                                                  -----------  ----------
   End of Year................................................................... $ 1,579,044  $1,995,988
                                                                                  ===========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.................................................................     116,397     142,902
   Shares Issued in Lieu of Cash Distributions...................................       5,930       7,068
   Shares Redeemed...............................................................    (184,535)    (87,468)
                                                                                  -----------  ----------
          Net Increase (Decrease) from Shares Issued and Redeemed................     (62,208)     62,502
                                                                                  ===========  ==========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               DFA COMMODITY STRATEGY PORTFOLIO
                                                             ------------------------------------------------------------------
                                                              YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED
                                                             OCT 31, 2019  OCT 31, 2018  OCT 31, 2017 OCT 31, 2016  OCT 31, 2015
                                                             ------------  ------------  ------------ ------------  ------------
Net Asset Value, Beginning of Year..........................  $     5.68    $     5.98    $     5.88   $     5.93    $     8.00
                                                              ----------    ----------    ----------   ----------    ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............................        0.11          0.10          0.07         0.05          0.05
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................       (0.22)        (0.25)         0.11        (0.07)        (2.05)
                                                              ----------    ----------    ----------   ----------    ----------
       Total from Investment Operations.....................       (0.11)        (0.15)         0.18        (0.02)        (2.00)
                                                              ----------    ----------    ----------   ----------    ----------
Less Distributions:
-------------------
   Net Investment Income....................................       (0.11)        (0.15)        (0.08)       (0.03)        (0.06)
   Net Realized Gains.......................................          --            --            --           --         (0.01)
                                                              ----------    ----------    ----------   ----------    ----------
       Total Distributions..................................       (0.11)        (0.15)        (0.08)       (0.03)        (0.07)
                                                              ----------    ----------    ----------   ----------    ----------
Net Asset Value, End of Year................................  $     5.46    $     5.68    $     5.98   $     5.88    $     5.93
                                                              ==========    ==========    ==========   ==========    ==========
Total Return................................................       (1.99%)       (2.43%)        3.15%       (0.26%)      (25.16%)
                                                              ----------    ----------    ----------   ----------    ----------
Net Assets, End of Year (thousands).........................  $1,579,044    $1,995,988    $1,728,321   $1,598,097    $1,207,071
Ratio of Expenses to Average Net Assets.....................        0.33%         0.32%         0.33%        0.33%         0.34%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and (Fees Paid Indirectly)).....        0.41%         0.39%         0.39%        0.40%         0.40%
Ratio of Net Investment Income to Average Net Assets........        1.99%         1.61%         1.17%        0.95%         0.77%
Portfolio Turnover Rate.....................................          38%           78%          102%         159%          124%
                                                              ----------    ----------    ----------   ----------    ----------

See page 1-2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and three operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio" ), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 in the hierarchy. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2019, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. BASIS FOR CONSOLIDATION:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of October 31, 2019, the Portfolio held a $355,833,036 investment in the Subsidiary, representing 22.53% of the Portfolio's total net assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2019, the investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

                    DFA Commodity Strategy Portfolio. 0.30%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2020, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. Prior year waived fees and/or assumed expenses can be recaptured only if the expense ratio following such recapture would be less than the expense cap that was in place when such prior year fees were waived and/or expenses assumed, and less than the current expense cap in place for the Portfolio. As of October 31, 2019, there were no previously waived fees/expenses assumed subject to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the year ended October 31, 2019, approximately $1,108 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

EARNED INCOME CREDIT:

   Additionally, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio's net assets. During the year ended October 31, 2019, expenses reduced were as follows (amounts in thousands):

                                                    FEES PAID
                                                    INDIRECTLY
                                                    ----------
                 DFA Commodity Strategy Portfolio..    $16

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2019, the total related amount paid by the Fund to the CCO was $312 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. DEFERRED COMPENSATION:

   As of October 31, 2019, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

                     DFA Commodity Strategy Portfolio. $28

F. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2019, the Portfolio made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands), were as follows:

                                       U.S. GOVERNMENT    OTHER INVESTMENT
                                          SECURITIES         SECURITIES
                                      ------------------ ------------------
                                      PURCHASES  SALES   PURCHASES  SALES
                                      --------- -------- --------- --------
    DFA Commodity Strategy Portfolio. $462,533  $520,170 $128,585  $799,491

   For the year ended October 31, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

   The amounts presented below may differ from the respective amounts presented in the corresponding Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities or Consolidated Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

                                                                      CHANGE IN
                      BALANCE AT                       NET REALIZED  UNREALIZED   BALANCE AT  SHARES AS OF
                      OCTOBER 31, PURCHASES  PROCEEDS  GAIN/(LOSS)  APPRECIATION/ OCTOBER 31, OCTOBER 31,  DIVIDEND CAPITAL GAIN
                         2018      AT COST  FROM SALES   ON SALES   DEPRECIATION     2019         2019      INCOME  DISTRIBUTIONS
                      ----------- --------- ---------- ------------ ------------- ----------- ------------ -------- -------------
DFA COMMODITY
  STRATEGY PORTFOLIO
The DFA Short Term
  Investment Fund       $13,866   $497,495   $506,327       $1             --       $5,035        435        $266          --
                        -------   --------   --------       --         ------       ------        ---        ----      ------
TOTAL                   $13,866   $497,495   $506,327       $1             --       $5,035        435        $266          --
                        =======   ========   ========       ==         ======       ======        ===        ====      ======

G. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

                                  NET INVESTMENT
                                    INCOME AND
                                    SHORT-TERM     LONG-TERM   TAX EXEMPT
                                  CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                  -------------- ------------- ---------- -------
DFA Commodity Strategy Portfolio
2018.............................    $44,438          --           --     $44,438
2019.............................     36,041          --           --      36,041

   As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                      NET INVESTMENT
                                        INCOME AND
                                        SHORT-TERM     LONG-TERM
                                      CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                      -------------- ------------- -------
    DFA Commodity Strategy Portfolio.    $(2,815)         --       $(2,815)

   As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                         UNDISTRIBUTED                                               TOTAL NET
                                         NET INVESTMENT                                            DISTRIBUTABLE
                                           INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                           SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                         CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                         -------------- ------------- ------------- -------------- -------------
DFA Commodity Strategy Portfolio........    $12,263          --          $(7,351)       $(281)        $4,631

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

                                                    UNLIMITED TOTAL
                                                    --------- ------
           DFA Commodity Strategy Portfolio........  $7,351   $7,351

   During the year ended October 31, 2019, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

   As of October 31, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                              NET
                                                                           UNREALIZED
                                   FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                   TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
-                                 ---------- ------------ -------------- --------------
DFA Commodity Strategy Portfolio. $1,552,748   $869,693     $(869,978)       $(285)

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. FORWARD CURRENCY CONTRACTS: THE Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts.

   3. COMMODITY-LINKED DERIVATIVES: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. SWAP AGREEMENTS: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation (whether as a single debt instrument or as part of an index of debt instruments) has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor's Investment Committee. To the extent that the Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

   The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission ("CFTC") currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers.

   As of October 31, 2019, the Portfolio had non-cash collateral consisting of short- and/or long-term U.S. Treasuries pledged as collateral for swap agreements as follows (amount in thousands):

                                                             NON-CASH
                                                            COLLATERAL
                                                              MARKET
                                                              VALUE
                                                            ----------
         DFA Commodity Strategy Portfolio..................   $5,730

FUTURES ACTIVITIES:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

   5. FUTURES CONTRACTS: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. OPTIONS ON FUTURES CONTRACTS: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   The Subsidiary's securities have been segregated as collateral for open futures contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2019 was as follows (amounts in thousands):

                                         FORWARD
                                         CURRENCY                SWAP
                                        CONTRACTS* FUTURES** CONTRACTS***
                                        ---------- --------- ------------
      DFA Commodity Strategy Portfolio.  $358,874   $50,907   $1,694,570

*  Average amount of Currency Purchased/Sold in USD
** Average Notional Value of contracts. Note the above table represents Long
   Position Contracts. Average volume for Short Position Contracts for the year was $9,698.
***Average Notional Value of agreements

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2019 (amounts in thousands):

                                             ASSET DERIVATIVES VALUE
                                  ----------------------------------------------
                                    TOTAL VALUE       FORWARD       COMMODITY
                                         AT          CURRENCY        FUTURES
                                  OCTOBER 31, 2019 CONTRACTS (1) CONTRACTS *,(2)
                                  ---------------- ------------- ---------------
DFA Commodity Strategy Portfolio.      $1,488          $480          $1,008

                                                 LIABILITY DERIVATIVES VALUE
                                  ---------------------------------------------------------
                                    TOTAL VALUE       FORWARD      COMMODITY
                                         AT          CURRENCY       FUTURES        SWAP
                                  OCTOBER 31, 2019 CONTRACTS (3) CONTRACTS (4) CONTRACTS (5)
                                  ---------------- ------------- ------------- -------------
DFA Commodity Strategy Portfolio.     $(12,235)       $(3,107)       $(325)       $(8,803)

(1)Presented on Consolidated Statement of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)Presented on Consolidated Statement of Assets and Liabilities as
   Receivables: Futures Margin Variation.
(3)Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)Presented on Consolidated Statement of Assets and Liabilities as Payables:
   Futures Margin Variation.
(5)Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Swap Contracts.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Consolidated Statement of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2019 (amounts in thousands):

                                                 REALIZED GAIN (LOSS) ON
                                                       DERIVATIVES
                                   ---------------------------------------------------
                                                 FORWARD      COMMODITY
                                                CURRENCY       FUTURES        SWAP
                                     TOTAL    CONTRACTS (1) CONTRACTS (2) CONTRACTS (3)
                                   ---------  ------------- ------------- -------------
DFA Commodity Strategy Portfolio.. $(114,592)    $14,639       $(7,871)     $(121,360)

                                          CHANGE IN UNREALIZED APPRECIATION
                                            (DEPRECIATION) ON DERIVATIVES
                                  -------------------------------------------------
                                             FORWARD      COMMODITY
                                            CURRENCY       FUTURES        SWAP
                                   TOTAL  CONTRACTS (4) CONTRACTS (5) CONTRACTS (6)
                                  ------- ------------- ------------- -------------
DFA Commodity Strategy Portfolio. $18,313    $(6,022)      $4,368        $19,967

(1)Presented on Consolidated Statement of Operations as Net Realized Gain
   (Loss) on: Forward Currency Contracts.
(2)Presented on Consolidated Statement of Operations as Net Realized Gain
   (Loss) on: Futures.
(3)Presented on Consolidated Statement of Operations as Net Realized Gain
   (Loss) on: Swap Contracts.
(4)Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(5)Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
(6)Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

   The following table presents the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of October 31, 2019 (amounts in thousands):

                                   NET                                                   NET
                                 AMOUNTS                                               AMOUNTS
                                   OF        GROSS AMOUNTS NOT                           OF        GROSS AMOUNTS NOT
                                 ASSETS        OFFSET IN THE                         LIABILITIES     OFFSET IN THE
                                PRESENTED   STATEMENTS OF ASSETS                      PRESENTED   STATEMENTS OF ASSETS
                      GROSS      IN THE       AND LIABILITIES               GROSS      IN THE       AND LIABILITIES
                    AMOUNTS OF STATEMENTS  ----------------------        AMOUNTS OF  STATEMENTS  ---------------------
                    RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET   RECOGNIZED   OF ASSETS   FINANCIAL     CASH     NET
                      ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT LIABILITIES     AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION            (A)     LIABILITIES     (B)      RECEIVED   (C)       (A)     LIABILITIES     (D)      PLEDGED    (E)
-----------         ---------- ----------- ----------- ---------- ------ ----------- ----------- ----------- ---------- ------
                                           ASSETS                                             LIABILITIES
                    ---------------------------------------------------- -----------------------------------------------------
DFA COMMODITY
  STRATEGY
  PORTFOLIO
Credit Suisse......      --         --           --        --       --     $ 2,197     $ 2,197     $(2,197)        --      --
Bank of America
  Corp.............      --         --           --        --       --       2,248       2,248      (2,248)        --      --
National Australia
  Bank Ltd.........      --         --           --        --       --         186         186          --         --    $186
Citibank, N.A......    $108       $108        $(108)       --       --       4,762       4,762        (377)   $(4,385)     --
UBS AG.............      --         --           --        --       --       2,073       2,073      (2,073)        --      --
JP Morgan..........      --         --           --        --       --          64          64          --         --      64
State Street Bank
  and Trust........     372        372         (372)       --       --         380         380        (372)        --       8
                       ----       ----        -----        --       --     -------     -------     -------    -------    ----
Total..............    $480       $480        $(480)       --       --     $11,910     $11,910     $(7,267)   $(4,385)   $258
                       ====       ====        =====        ==       ==     =======     =======     =======    =======    ====

(a)No amounts have been netted against the gross amounts recognized in the Consolidated Statement of Assets and Liabilities.
(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.
(c)Represents the net amount due from counterparties in the event of default.
(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.
(e)Represents the net amount due to counterparties in the event of default.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2019.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolio did not use the interfund lending program during the year ended October 31, 2019.

J. SECURITIES LENDING:

   As of October 31, 2019, the Portfolio had a security on loan to brokers/dealers, for which the Portfolio received cash collateral.

   The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2019:

                                   REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                AS OF OCTOBER 31, 2019
                                  ---------------------------------------------------
                                  OVERNIGHT AND            BETWEEN
                                   CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS TOTAL
                                  ------------- -------- ------------ -------- ------
SECURITIES LENDING TRANSACTIONS
DFA COMMODITY STRATEGY PORTFOLIO
   Bonds.........................    $5,061        --         --         --    $5,061

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio's early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.

M. OTHER:

   As of October 31, 2019, the following number of shareholders held the following approximate percentages of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                     APPROXIMATE
                                                                      PERCENTAGE
                                                        NUMBER OF   OF OUTSTANDING
                                                       SHAREHOLDERS     SHARES
                                                       ------------ --------------
DFA Commodity Strategy Portfolio-Institutional Class..      3             60%

   The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of DFA Commodity Strategy Portfolio

OPINION ON THE CONSOLIDATED FINANCIAL STATEMENTS

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of DFA Commodity Strategy Portfolio and its subsidiary (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") as of October 31, 2019, the related consolidated statement of operations for the year ended October 31, 2019, the consolidated statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the consolidated financial highlights for each of the five years in the period ended October 31, 2019 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2019 and the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These consolidated financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on the Portfolio's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian, brokers and the transfer agent of the investee fund. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2019

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500(TM) INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                            [CHART]


                   U.S. Large Company
                        Portfolio        S&P 500/TM/ Index
                   ------------------    -----------------
    10/31/2009          $10,000               $10,000
    11/30/2009           10,600                10,600
    12/31/2009           10,805                10,805
     1/31/2010           10,423                10,416
     2/28/2010           10,744                10,739
     3/31/2010           11,394                11,387
     4/30/2010           11,568                11,566
     5/31/2010           10,640                10,643
     6/30/2010           10,084                10,086
     7/31/2010           10,790                10,792
     8/31/2010           10,307                10,305
     9/30/2010           11,223                11,225
    10/31/2010           11,647                11,652
    11/30/2010           11,647                11,653
    12/31/2010           12,426                12,432
     1/31/2011           12,727                12,727
     2/28/2011           13,154                13,163
     3/31/2011           13,169                13,168
     4/30/2011           13,547                13,558
     5/31/2011           13,396                13,405
     6/30/2011           13,168                13,181
     7/31/2011           12,903                12,913
     8/31/2011           12,207                12,212
     9/30/2011           11,343                11,353
    10/31/2011           12,589                12,594
    11/30/2011           12,551                12,566
    12/31/2011           12,687                12,695
     1/31/2012           13,251                13,264
     2/29/2012           13,815                13,837
     3/31/2012           14,277                14,293
     4/30/2012           14,187                14,203
     5/31/2012           13,326                13,349
     6/30/2012           13,877                13,899
     7/31/2012           14,071                14,092
     8/31/2012           14,381                14,410
     9/30/2012           14,752                14,782
    10/31/2012           14,480                14,509
    11/30/2012           14,571                14,593
    12/31/2012           14,694                14,726
     1/31/2013           15,453                15,489
     2/28/2013           15,663                15,699
     3/31/2013           16,252                16,288
     4/30/2013           16,567                16,602
     5/31/2013           16,948                16,990
     6/30/2013           16,727                16,762
     7/31/2013           17,572                17,615
     8/31/2013           17,057                17,105
     9/30/2013           17,594                17,641
    10/31/2013           18,404                18,452
    11/30/2013           18,961                19,015
    12/31/2013           19,444                19,496
     1/31/2014           18,763                18,822
     2/28/2014           19,631                19,683
     3/31/2014           19,791                19,848
     4/30/2014           19,939                19,995
     5/31/2014           20,394                20,464
     6/30/2014           20,814                20,887
     7/31/2014           20,531                20,599
     8/31/2014           21,353                21,423
     9/30/2014           21,049                21,123
    10/31/2014           21,563                21,639
    11/30/2014           22,145                22,221
    12/31/2014           22,076                22,165
     1/31/2015           21,409                21,499
     2/28/2015           22,647                22,735
     3/31/2015           22,287                22,375
     4/30/2015           22,492                22,590
     5/31/2015           22,779                22,880
     6/30/2015           22,344                22,438
     7/31/2015           22,811                22,908
     8/31/2015           21,439                21,525
     9/30/2015           20,908                20,993
    10/31/2015           22,661                22,764
    11/30/2015           22,743                22,831
    12/31/2015           22,380                22,471
     1/31/2016           21,260                21,356
     2/29/2016           21,246                21,327
     3/31/2016           22,681                22,774
     4/30/2016           22,766                22,862
     5/31/2016           23,174                23,273
     6/30/2016           23,225                23,333
     7/31/2016           24,089                24,194
     8/31/2016           24,117                24,228
     9/30/2016           24,130                24,232
    10/31/2016           23,690                23,790
    11/30/2016           24,556                24,671
    12/31/2016           25,043                25,159
     1/31/2017           25,518                25,636
     2/28/2017           26,540                26,654
     3/31/2017           26,560                26,685
     4/30/2017           26,835                26,959
     5/31/2017           27,211                27,338
     6/30/2017           27,374                27,509
     7/31/2017           27,940                28,075
     8/31/2017           28,013                28,161
     9/30/2017           28,596                28,742
    10/31/2017           29,268                29,412
    11/30/2017           30,158                30,314
    12/31/2017           30,485                30,651
     1/31/2018           32,237                32,406
     2/28/2018           31,045                31,212
     3/31/2018           30,248                30,419
     4/30/2018           30,366                30,535
     5/31/2018           31,104                31,271
     6/30/2018           31,296                31,463
     7/31/2018           32,453                32,634
     8/31/2018           33,506                33,698
     9/30/2018           33,700                33,889
    10/31/2018           31,390                31,573
    11/30/2018           32,031                32,216
    12/31/2018           29,135                29,308
     1/31/2019           31,474                31,656         Past performance is not
     2/28/2019           32,485                32,673         predictive of future
     3/31/2019           33,109                33,307         performance.
     4/30/2019           34,458                34,656
     5/31/2019           32,260                32,454         The returns shown do not
     6/30/2019           34,530                34,741         reflect the deduction of
     7/31/2019           35,032                35,240         taxes that a shareholder
     8/31/2019           34,469                34,682         would pay on fund
     9/30/2019           35,112                35,331         distributions or the
    10/31/2019           35,876                36,096         redemption of fund shares.

           AVERAGE ANNUAL      ONE      FIVE      TEN         Copyright 2019 S&P Dow
           TOTAL RETURN        YEAR     YEARS    YEARS        Jones Indices LLC, a
           -----------------------------------------------    division of S&P Global. All
                              14.29%    10.72%   13.63%       rights reserved.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                      12 MONTHS ENDED OCTOBER 31, 2019

   U.S. equities had mostly positive returns for the period. The broad
U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 13.5%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks as measured by Russell indices. Value stocks underperformed growth stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2019
               -------------------------------------------------

              Russell 3000(R) Index........................ 13.49%
              Russell 1000(R) Index (large-cap stocks)..... 14.15%
              Russell Midcap(R) Index (mid-cap stocks)..... 13.72%
              Russell 2000(R) Index (small-cap stocks).....  4.90%
              Russell Microcap(R) Index (micro-cap stocks). -3.27%
              Dow Jones U.S. Select REIT lndex/SM/......... 20.72%

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2019
               -------------------------------------------------

         Russell 1000(R) Value Index (large-cap value stocks)... 11.21%
         Russell 1000(R) Growth Index (large-cap growth stocks). 17.10%
         Russell 2000(R) Value Index (small-cap value stocks)...  3.22%
         Russell 2000(R) Growth Index (small-cap growth stocks).  6.40%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. LARGE COMPANY PORTFOLIO

   The U.S. Large Company Portfolio seeks to approximate the returns of the S&P 500(R) Index by investing in S&P 500(R) Index securities in approximately the same proportions as they are represented in the Index. As of October 31, 2019, the Portfolio held approximately 500 securities. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, the total return was 14.29% for the Portfolio and 14.33% for the S&P 500(R) Index, the Portfolio's benchmark. The Portfolio performed in line with the benchmark before fees and expenses.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2019

EXPENSE TABLE

                                   BEGINNING  ENDING               EXPENSES
                                    ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                     VALUE    VALUE     EXPENSE     DURING
                                   05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                   --------- --------- ---------- ----------
   U.S. LARGE COMPANY PORTFOLIO
   ----------------------------
   Actual Fund Return............. $1,000.00 $1,041.20    0.08%     $0.41
   Hypothetical 5% Annual Return.. $1,000.00 $1,024.80    0.08%     $0.41

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on September 27, 2019. They are available upon request, without charge, by calling collect:
(512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

                          U.S. LARGE COMPANY PORTFOLIO
                          Communication
                            Services...........  10.4%
                          Consumer
                            Discretionary......  10.0%
                          Consumer Staples.....   7.4%
                          Energy...............   4.3%
                          Financials...........  13.0%
                          Health Care..........  14.0%
                          Industrials..........   9.2%
                          Information
                            Technology.........  22.3%
                          Materials............   2.7%
                          Real Estate..........   3.2%
                          Utilities............   3.5%
                                                -----
                                                100.0%

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                        PERCENTAGE
                                                              SHARES       VALUE+     OF NET ASSETS++
                                                             --------- -------------- ---------------
COMMON STOCKS -- (99.0%)
COMMUNICATION SERVICES -- (10.3%)
* Alphabet, Inc., Class A...................................   115,876 $  145,864,709       1.5%
* Alphabet, Inc., Class C...................................   116,904    147,311,899       1.5%
  AT&T, Inc................................................. 2,826,761    108,802,031       1.1%
  Comcast Corp., Class A.................................... 1,754,604     78,641,351       0.8%
* Facebook, Inc., Class A...................................   930,670    178,362,905       1.8%
* Netflix, Inc..............................................   169,379     48,681,218       0.5%
  Verizon Communications, Inc............................... 1,600,039     96,754,358       1.0%
  Walt Disney Co. (The).....................................   696,875     90,538,000       0.9%
  Other Securities..........................................              122,368,246       1.3%
                                                                       --------------      ----
TOTAL COMMUNICATION SERVICES................................            1,017,324,717      10.4%
                                                                       --------------      ----
CONSUMER DISCRETIONARY -- (9.9%)
* Amazon.com, Inc...........................................   160,743    285,585,658       2.9%
  Home Depot, Inc. (The)....................................   423,667     99,383,805       1.0%
  McDonald's Corp...........................................   293,796     57,789,673       0.6%
  Other Securities..........................................              534,334,674       5.5%
                                                                       --------------      ----
TOTAL CONSUMER DISCRETIONARY................................              977,093,810      10.0%
                                                                       --------------      ----
CONSUMER STAPLES -- (7.3%)
  Coca-Cola Co. (The)....................................... 1,488,788     81,034,731       0.8%
  Costco Wholesale Corp.....................................   170,135     50,548,810       0.5%
  PepsiCo, Inc..............................................   540,546     74,146,695       0.8%
  Philip Morris International, Inc..........................   601,887     49,017,677       0.5%
  Procter & Gamble Co. (The)................................   968,160    120,545,602       1.2%
  Walmart, Inc..............................................   550,165     64,512,348       0.7%
  Other Securities..........................................              284,079,377       2.9%
                                                                       --------------      ----
TOTAL CONSUMER STAPLES                                                    723,885,240       7.4%
                                                                       --------------      ----
ENERGY -- (4.3%)
  Chevron Corp..............................................   734,711     85,329,336       0.9%
  Exxon Mobil Corp.......................................... 1,636,831    110,600,671       1.1%
  Other Securities..........................................              225,927,782       2.3%
                                                                       --------------      ----
TOTAL ENERGY                                                              421,857,789       4.3%
                                                                       --------------      ----
FINANCIALS -- (12.8%)
  Bank of America Corp...................................... 3,240,880    101,342,318       1.0%
* Berkshire Hathaway, Inc., Class B.........................   758,568    161,256,385       1.6%
  Citigroup, Inc............................................   873,931     62,800,682       0.6%
  JPMorgan Chase & Co....................................... 1,236,968    154,522,043       1.6%
  Wells Fargo & Co.......................................... 1,551,124     80,084,532       0.8%
  Other Securities..........................................              704,080,243       7.3%
                                                                       --------------      ----
TOTAL FINANCIALS.                                                       1,264,086,203      12.9%
                                                                       --------------      ----
HEALTH CARE -- (13.9%)
  Abbott Laboratories.......................................   683,730     57,166,665       0.6%
  AbbVie, Inc...............................................   572,009     45,503,316       0.5%
  Amgen, Inc................................................   231,998     49,473,573       0.5%
  Johnson & Johnson......................................... 1,020,979    134,810,067       1.4%
  Medtronic P.L.C...........................................   519,033     56,522,694       0.6%
  Merck & Co., Inc..........................................   990,498     85,836,557       0.9%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                         PERCENTAGE
                                                               SHARES       VALUE+     OF NET ASSETS++
                                                             ---------- -------------- ---------------
HEALTH CARE -- (Continued)
  Pfizer, Inc...............................................  2,140,935 $   82,147,676        0.8%
  Thermo Fisher Scientific, Inc.............................    154,927     46,784,855        0.5%
  UnitedHealth Group, Inc...................................    366,557     92,628,954        0.9%
  Other Securities..........................................               718,124,752        7.3%
                                                                        --------------      -----
TOTAL HEALTH CARE...........................................             1,368,999,109       14.0%
                                                                        --------------      -----
INDUSTRIALS -- (9.2%)
  Boeing Co. (The)..........................................    206,804     70,294,748        0.7%
  Honeywell International, Inc..............................    278,346     48,078,705        0.5%
  Union Pacific Corp........................................    272,722     45,124,582        0.5%
  Other Securities..........................................               738,328,407        7.5%
                                                                        --------------      -----
TOTAL INDUSTRIALS...........................................               901,826,442        9.2%
                                                                        --------------      -----
INFORMATION TECHNOLOGY -- (22.1%)
  Accenture P.L.C., Class A.................................    246,553     45,715,857        0.5%
* Adobe, Inc................................................    187,987     52,247,227        0.5%
  Apple, Inc................................................  1,643,378    408,806,711        4.2%
  Broadcom, Inc.............................................    153,998     45,098,314        0.5%
  Cisco Systems, Inc........................................  1,642,318     78,026,528        0.8%
  Intel Corp................................................  1,713,775     96,879,701        1.0%
  International Business Machines Corp......................    342,707     45,830,207        0.5%
  Mastercard, Inc., Class A.................................    345,373     95,602,700        1.0%
  Microsoft Corp............................................  2,953,808    423,487,453        4.3%
  NVIDIA Corp...............................................    235,596     47,359,508        0.5%
  Oracle Corp...............................................    851,719     46,410,168        0.5%
* PayPal Holdings, Inc......................................    455,204     47,386,736        0.5%
* salesforce.com, Inc.......................................    339,273     53,092,832        0.5%
# Visa, Inc., Class A.......................................    668,090    119,494,577        1.2%
  Other Securities..........................................               570,894,462        5.7%
                                                                        --------------      -----
TOTAL INFORMATION TECHNOLOGY................................             2,176,332,981       22.2%
                                                                        --------------      -----
MATERIALS -- (2.6%)
  Other Securities..........................................               260,737,185        2.7%
                                                                        --------------      -----
REAL ESTATE -- (3.1%)
  Other Securities..........................................               307,247,173        3.1%
                                                                        --------------      -----
UTILITIES -- (3.5%)
  Other Securities..........................................               340,261,025        3.5%
                                                                        --------------      -----
TOTAL COMMON STOCKS (Cost $4,053,195,630)...................             9,759,651,674       99.7%
                                                                        --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.2%)
  State Street Institutional U.S. Government Money Market
  Fund, 1.752%.............................................. 20,161,824     20,161,824        0.2%
                                                                        --------------      -----
SECURITIES LENDING COLLATERAL -- (0.8%)
@(S) The DFA Short Term Investment Fund.....................  7,154,639     82,786,331        0.9%
                                                                        --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $4,156,134,666).....................................            $9,862,599,829      100.8%
                                                                        ==============      =====

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

As of October 31, 2019, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                          NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------               --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index...    186     12/20/19  $28,010,050 $28,232,940    $222,890
                                               ----------- -----------    --------
TOTAL FUTURES CONTRACTS..                      $28,010,050 $28,232,940    $222,890
                                               =========== ===========    ========

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                  LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                               -------------- ----------- ------- --------------
Common Stocks
   Communication Services..... $1,017,324,717          --     --  $1,017,324,717
   Consumer Discretionary.....    977,093,810          --     --     977,093,810
   Consumer Staples...........    723,885,240          --     --     723,885,240
   Energy.....................    421,857,789          --     --     421,857,789
   Financials.................  1,264,086,203          --     --   1,264,086,203
   Health Care................  1,368,999,109          --     --   1,368,999,109
   Industrials................    901,826,442          --     --     901,826,442
   Information Technology.....  2,176,332,981          --     --   2,176,332,981
   Materials..................    260,737,185          --     --     260,737,185
   Real Estate................    307,247,173          --     --     307,247,173
   Utilities..................    340,261,025          --     --     340,261,025
Temporary Cash Investments....     20,161,824          --     --      20,161,824
Securities Lending Collateral.             -- $82,786,331     --      82,786,331
Futures Contracts**...........        222,890          --     --         222,890
                               -------------- ----------- ------  --------------
TOTAL......................... $9,780,036,388 $82,786,331     --  $9,862,822,719
                               ============== =========== ======  ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                             U.S. LARGE
                                                                              COMPANY
                                                                             PORTFOLIO*
                                                                            ------------
ASSETS:
Investment Securities at Value (including $178,027 of securities on loan, respectively)............................................................ $  9,759,652
Temporary Cash Investments at Value & Cost.................................       20,162
Collateral from Securities on Loan Invested in Affiliate at Value
  (including cost of $82,777)..............................................       82,786
Segregated Cash for Futures Contracts......................................        1,172
Receivables:
   Dividends and Interest..................................................        8,793
   Securities Lending Income...............................................           27
   Fund Shares Sold........................................................        4,032
Prepaid Expenses and Other Assets..........................................           83
                                                                            ------------
       Total Assets........................................................    9,876,707
                                                                            ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned........................................       82,781
   Fund Shares Redeemed....................................................        5,766
   Due to Advisor..........................................................          329
   Futures Margin Variation................................................          176
Accrued Expenses and Other Liabilities.....................................        1,264
                                                                            ------------
       Total Liabilities...................................................       90,316
                                                                            ------------
NET ASSETS................................................................. $  9,786,391
                                                                            ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $9,786,391 and shares
  outstanding of 416,879,053............................................... $      23.48
                                                                            ============
NUMBER OF SHARES AUTHORIZED................................................  900,000,000
                                                                            ============
Investment Securities at Cost.............................................. $  4,053,196
                                                                            ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................ $  4,107,977
Total Distributable Earnings (Loss)........................................    5,678,414
                                                                            ------------
NET ASSETS................................................................. $  9,786,391
                                                                            ============

--------
* See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019
                            (AMOUNTS IN THOUSANDS)

                                                                                                 U.S. LARGE
                                                                                                  COMPANY
                                                                                                 PORTFOLIO#
                                                                                                 ----------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0).............................................. $  190,444
   Income from Securities Lending...............................................................        456
                                                                                                 ----------
       Total Investment Income..................................................................    190,900
                                                                                                 ----------
FUND EXPENSES
   Investment Management Fees...................................................................      5,444
   Accounting & Transfer Agent Fees.............................................................      1,486
   S&P 500(R) Fees..............................................................................        102
   Custodian Fees...............................................................................        115
   Filing Fees..................................................................................        175
   Shareholders' Reports........................................................................        201
   Directors'/Trustees' Fees & Expenses.........................................................         52
   Professional Fees............................................................................        188
   Other........................................................................................        182
                                                                                                 ----------
       Total Fund Expenses......................................................................      7,945
                                                                                                 ----------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
     (Note C)...................................................................................       (687)
                                                                                                 ----------
   Net Expenses.................................................................................      7,258
                                                                                                 ----------
   NET INVESTMENT INCOME (LOSS).................................................................    183,642
                                                                                                 ----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**.............................................................     71,790
       Affiliated Investment Companies Shares Sold..............................................         (8)
       Futures..................................................................................       (137)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency...............................................    985,397
       Affiliated Investment Companies Shares...................................................          6
       Futures..................................................................................        147
                                                                                                 ----------
   NET REALIZED AND UNREALIZED GAIN (LOSS)......................................................  1,057,195
                                                                                                 ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................. $1,240,837
                                                                                                 ==========

--------
** Net of foreign capital gain taxes withheld of $0.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                     U.S. LARGE COMPANY
                                                                                          PORTFOLIO
                                                                                  ------------------------
                                                                                     YEAR         YEAR
                                                                                     ENDED        ENDED
                                                                                    OCT 31,      OCT 31,
                                                                                     2019         2018
                                                                                  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................................. $   183,642  $   162,776
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**............................................      71,790       88,590
       Affiliated Investment Companies Shares Sold...............................          (8)         (21)
       Futures...................................................................        (137)       1,735
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency................................     985,397      336,695
       Affiliated Investment Companies Shares....................................           6           (9)
       Futures...................................................................         147           (7)
                                                                                  -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting from Operations........   1,240,837      589,759
                                                                                  -----------  -----------
Distributions:
       Institutional Class Shares................................................    (214,307)    (177,012)
                                                                                  -----------  -----------
          Total Distributions....................................................    (214,307)    (177,012)
                                                                                  -----------  -----------
Capital Share Transactions (1):
   Shares Issued.................................................................   1,678,907    1,451,585
   Shares Issued in Lieu of Cash Distributions...................................     198,444      162,780
   Shares Redeemed...............................................................  (1,634,559)  (1,506,221)
                                                                                  -----------  -----------
          Net Increase (Decrease) from Capital Share Transactions................     242,792      108,144
                                                                                  -----------  -----------
          Total Increase (Decrease) in Net Assets................................   1,269,322      520,891
NET ASSETS
   Beginning of Year.............................................................   8,517,069    7,996,178
                                                                                  -----------  -----------
   End of Year................................................................... $ 9,786,391  $ 8,517,069
                                                                                  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.................................................................      78,503       68,274
   Shares Issued in Lieu of Cash Distributions...................................       9,441        7,714
   Shares Redeemed...............................................................     (75,490)     (70,464)
                                                                                  -----------  -----------
          Net Increase (Decrease) from Shares Issued and Redeemed................      12,454        5,524
                                                                                  ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          U.S. LARGE COMPANY PORTFOLIO
                                                           ----------------------------------------------------------
                                                              YEAR        YEAR        YEAR        YEAR        YEAR
                                                              ENDED       ENDED       ENDED       ENDED       ENDED
                                                             OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                              2019        2018        2017        2016        2015
                                                           ----------  ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Year........................ $    21.06  $    20.05  $    16.67  $    16.42  $    15.94
                                                           ----------  ----------  ----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...........................       0.44        0.41        0.37        0.35        0.33
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..........................................       2.50        1.05        3.50        0.38        0.47
                                                           ----------  ----------  ----------  ----------  ----------
       Total from Investment Operations...................       2.94        1.46        3.87        0.73        0.80
                                                           ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income..................................      (0.39)      (0.39)      (0.39)      (0.34)      (0.32)
   Net Realized Gains.....................................      (0.13)      (0.06)      (0.10)      (0.14)         --
                                                           ----------  ----------  ----------  ----------  ----------
       Total Distributions................................      (0.52)      (0.45)      (0.49)      (0.48)      (0.32)
                                                           ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Year.............................. $    23.48  $    21.06  $    20.05  $    16.67  $    16.42
                                                           ==========  ==========  ==========  ==========  ==========
Total Return..............................................      14.29%       7.25%      23.55%       4.54%       5.09%
                                                           ----------  ----------  ----------  ----------  ----------
Net Assets, End of Year (thousands)....................... $9,786,391  $8,517,069  $7,996,178  $6,365,936  $5,810,743
Ratio of Expenses to Average Net Assets...................       0.08%       0.08%       0.08%       0.08%       0.08%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or Previously
  Waived Fees Recovered by Advisor).......................       0.08%       0.08%       0.08%       0.08%       0.09%
Ratio of Net Investment Income to Average Net Assets......       2.02%       1.90%       1.99%       2.17%       2.05%
Portfolio Turnover Rate...................................          3%          5%          7%          9%          2%
                                                           ----------  ----------  ----------  ----------  ----------

See page 1-2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twelve portfolios, one of which, the U.S. Large Company Portfolio (the "Portfolio"), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Securities held by the Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2019, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2019, the Portfolio's investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                      U.S. Large Company Portfolio. 0.06%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2020, may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2019, the Portfolio had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2019, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2019, are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolio, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the Fee Waiver Agreement, prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year fees were waived and/or expenses assumed.

                                                             NET WAIVED FEES/
                                                 RECOVERY    EXPENSES ASSUMED     PREVIOUSLY
                                               OF PREVIOUSLY    (RECOVERED       WAIVED FEES/
                                     EXPENSE   WAIVED FEES/  PREVIOUSLY WAIVED EXPENSES ASSUMED
                                    LIMITATION   EXPENSES      FEES/EXPENSES   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES            AMOUNT      ASSUMED        ASSUMED)          RECOVERY
--------------------------          ---------- ------------- ----------------- -----------------
U.S. Large Company Portfolio (1)...    0.08%        $63            $687             $1,006

(1)The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) ("Portfolio Expenses") of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Annualized Expense Ratio"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Annualized Expense Ratio identified above.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2019, the total related amounts paid by the Fund to the CCO were $30 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2019, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                       U.S. Large Company Portfolio. $334

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2019, the Portfolio's transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

                                              PURCHASES  SALES
                                              --------- --------
               U.S. Large Company Portfolio.. $583,978  $316,870

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

   The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

                                                                                CHANGE IN
                                                                 NET REALIZED  UNREALIZED
                             BALANCE AT    PURCHASES   PROCEEDS  GAIN/(LOSS)  APPRECIATION/    BALANCE AT      SHARES AS OF
                          OCTOBER 31, 2018  AT COST   FROM SALES   ON SALES   DEPRECIATION  OCTOBER 31, 2019 OCTOBER 31, 2019
                          ---------------- ---------- ---------- ------------ ------------- ---------------- ----------------
U.S. LARGE COMPANY
  PORTFOLIO
The DFA Short Term
  Investment Fund             $164,037     $1,237,931 $1,319,180     $(8)          $6           $82,786           7,155
                              --------     ---------- ----------     ---           --           -------           -----
TOTAL                         $164,037     $1,237,931 $1,319,180     $(8)          $6           $82,786           7,155
                              ========     ========== ==========     ===           ==           =======           =====


                          DIVIDEND CAPITAL GAIN
                           INCOME  DISTRIBUTIONS
                          -------- -------------
U.S. LARGE COMPANY
  PORTFOLIO
The DFA Short Term
  Investment Fund          $3,214         --
                           ------     ------
TOTAL                      $3,214         --
                           ======     ======

F. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies," were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

                                 NET INVESTMENT
                                   INCOME AND   LONG-TERM
                                   SHORT-TERM    CAPITAL  TAX EXEMPT
                                 CAPITAL GAINS    GAINS     INCOME    TOTAL
                                 -------------- --------- ---------- --------
   U.S. Large Company Portfolio
   2018.........................    $157,152     $19,860      --     $177,012
   2019.........................     154,842      59,465      --      214,307

   As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                     NET INVESTMENT
                                       INCOME AND
                                       SHORT-TERM     LONG-TERM
                                     CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                     -------------- ------------- -------
      U.S. Large Company Portfolio..    $(7,339)         --       $(7,339)

   As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                      UNDISTRIBUTED                                 TOTAL NET
                      NET INVESTMENT                              DISTRIBUTABLE
                        INCOME AND   UNDISTRIBUTED   UNREALIZED     EARNINGS
                        SHORT-TERM     LONG-TERM    APPRECIATION  (ACCUMULATED
                      CAPITAL GAINS  CAPITAL GAINS (DEPRECIATION)    LOSSES)
                      -------------- ------------- -------------- -------------
 U.S. Large Company
   Portfolio.........    $29,212        $49,422      $5,600,114    $5,678,748

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolio did not have capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable.

   As of October 31, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                     NET
                                                                  UNREALIZED
                          FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                          TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                         ---------- ------------ -------------- --------------
  U.S. Large Company
    Portfolio........... $4,262,503  $5,758,645    $(158,548)     $5,600,097

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolio's investment objectives and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolio.

   1. FUTURES CONTRACTS: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2019 was as follows (amount in thousands):

                                                   FUTURES**
                                                   ---------
                    U.S. Large Company Portfolio..  $28,479

** Average Notional Value of contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2019 (amounts in thousands):

                                           ASSET DERIVATIVES VALUE
                                       --------------------------------
                                        TOTAL VALUE AT      EQUITY
                                       OCTOBER 31, 2019 CONTRACTS *,(1)
                                       ---------------- ---------------
        U.S. Large Company Portfolio..       $223            $223

(1)Presented on Statement of Assets and Liabilities as Receivables: Futures Margin Variation.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2019 (amounts in thousands):

                                             REALIZED GAIN (LOSS) ON
                                                 DERIVATIVES
                                             ----------------------
                                                         EQUITY
                                             TOTAL    CONTRACTS (1)
                                             -----    -------------
              U.S. Large Company Portfolio.. $(137)       $(137)

                                              CHANGE IN UNREALIZED APPRECIATION
                                              (DEPRECIATION) ON DERIVATIVES
                                              ---------------------------------
                                                              EQUITY
                                              TOTAL        CONTRACTS (2)
                                              -----        -------------
               U.S. Large Company Portfolio.. $147             $147

(1)Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   For the year ended October 31, 2019, borrowings by the Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

                       WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT    OUTSTANDING
                        AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING    BORROWINGS
                     INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD    AS OF 10/31/2019
                     ------------- ------------ ------------ -------- --------------- ----------------
U.S. Large Company
  Portfolio.........     2.97%        $2,928         21         $5        $7,611             --

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2019, that the Portfolio's available line of credit was used.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolio did not use the interfund lending program during the year ended October 31, 2019.

I. SECURITIES LENDING:

   As of October 31, 2019, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. In addition, the Portfolio received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                              NON-CASH
                                             COLLATERAL
                                               MARKET
                                               VALUE
                                             ----------
                        U.S. Large Company
                          Portfolio.........  $99,880

   The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2019:

                            REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                         AS OF OCTOBER 31, 2019
                          ----------------------------------------------------
                          OVERNIGHT AND            BETWEEN
                           CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS  TOTAL
                          ------------- -------- ------------ -------- -------
SECURITIES LENDING
  TRANSACTIONS
U.S. LARGE COMPANY
  PORTFOLIO
   Common Stocks.........    $82,781       --         --         --    $82,781

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio's early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.

L. OTHER:

   As of October 31, 2019, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                     APPROXIMATE
                                                      PERCENTAGE
                                        NUMBER OF   OF OUTSTANDING
                                       SHAREHOLDERS     SHARES
                                       ------------ --------------
             U.S. Large Company
               Portfolio-Institutional
               Class..................      3             68%

   The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of U.S. Large Company Portfolio

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of U.S. Large Company Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended
October 31, 2019 and the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on the Portfolio's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian, broker and the transfer agent of the investee fund. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2019

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000(TM) VALUE INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                                          [CHART]


                        The U.S. Large Cap           Russell 1000/TM/
                           Value Series                Value Index
                       --------------------         ------------------
       10/31/2009            $10,000                     $10,000
       11/30/2009             10,564                      10,564
       12/31/2009             10,855                      10,751
        1/31/2010             10,603                      10,448
        2/28/2010             11,061                      10,778
        3/31/2010             11,923                      11,480
        4/30/2010             12,301                      11,777
        5/31/2010             11,247                      10,809
        6/30/2010             10,398                      10,200
        7/31/2010             11,214                      10,891
        8/31/2010             10,537                      10,425
        9/30/2010             11,565                      11,234
       10/31/2010             11,996                      11,571
       11/30/2010             11,903                      11,509
       12/31/2010             13,064                      12,418
        1/31/2011             13,481                      12,698
        2/28/2011             14,211                      13,167
        3/31/2011             14,277                      13,219
        4/30/2011             14,642                      13,571
        5/31/2011             14,430                      13,428
        6/30/2011             14,178                      13,152
        7/31/2011             13,528                      12,716
        8/31/2011             12,387                      11,923
        9/30/2011             11,134                      11,022
       10/31/2011             12,679                      12,283
       11/30/2011             12,573                      12,220
       12/31/2011             12,672                      12,466
        1/31/2012             13,302                      12,938
        2/29/2012             14,072                      13,453
        3/31/2012             14,330                      13,852
        4/30/2012             14,038                      13,711
        5/31/2012             13,044                      12,907
        6/30/2012             13,747                      13,548
        7/31/2012             13,879                      13,688
        8/31/2012             14,430                      13,985
        9/30/2012             14,960                      14,429
       10/31/2012             15,000                      14,358
       11/30/2012             15,033                      14,352
       12/31/2012             15,491                      14,649
        1/31/2013             16,572                      15,601
        2/28/2013             16,784                      15,825
        3/31/2013             17,586                      16,452
        4/30/2013             17,772                      16,700
        5/31/2013             18,501                      17,129
        6/30/2013             18,296                      16,978
        7/31/2013             19,390                      17,895
        8/31/2013             18,820                      17,216
        9/30/2013             19,370                      17,647
       10/31/2013             20,351                      18,420
       11/30/2013             21,207                      18,934
       12/31/2013             21,771                      19,413
        1/31/2014             20,908                      18,724
        2/28/2014             21,618                      19,534
        3/31/2014             22,129                      20,000
        4/30/2014             22,275                      20,190
        5/31/2014             22,765                      20,486
        6/30/2014             23,382                      21,021
        7/31/2014             23,216                      20,663
        8/31/2014             23,952                      21,422
        9/30/2014             23,362                      20,980
       10/31/2014             23,541                      21,452
       11/30/2014             23,820                      21,891
       12/31/2014             23,999                      22,025
        1/31/2015             22,812                      21,145
        2/28/2015             24,423                      22,168
        3/31/2015             23,959                      21,866
        4/30/2015             24,443                      22,070
        5/31/2015             24,715                      22,336
        6/30/2015             24,317                      21,890
        7/31/2015             24,257                      21,986
        8/31/2015             22,785                      20,676
        9/30/2015             22,056                      20,052
       10/31/2015             23,853                      21,565
       11/30/2015             23,946                      21,648
       12/31/2015             23,196                      21,182
        1/31/2016             21,618                      20,088
        2/29/2016             21,658                      20,082
        3/31/2016             23,236                      21,529
        4/30/2016             23,866                      21,981
        5/31/2016             24,191                      22,323
        6/30/2016             24,164                      22,516
        7/31/2016             25,000                      23,170
        8/31/2016             25,298                      23,348
        9/30/2016             25,418                      23,300
       10/31/2016             24,987                      22,939
       11/30/2016             26,950                      24,249
       12/31/2016             27,626                      24,855
        1/31/2017             28,024                      25,032
        2/28/2017             28,879                      25,932
        3/31/2017             28,607                      25,668
        4/30/2017             28,806                      25,619
        5/31/2017             28,773                      25,594
        6/30/2017             29,257                      26,013
        7/31/2017             29,755                      26,358
        8/31/2017             29,476                      26,051
        9/30/2017             30,617                      26,823
       10/31/2017             31,061                      27,018
       11/30/2017             32,168                      27,845
       12/31/2017             32,918                      28,251
        1/31/2018             34,609                      29,344
        2/28/2018             32,898                      27,943
        3/31/2018             32,155                      27,451
        4/30/2018             32,202                      27,542
        5/31/2018             32,513                      27,705
        6/30/2018             32,281                      27,774
        7/31/2018             33,621                      28,873
        8/31/2018             34,111                      29,300
        9/30/2018             34,145                      29,358
       10/31/2018             31,976                      27,838
       11/30/2018             32,719                      28,669
       12/31/2018             29,125                      25,916
        1/31/2019             31,651                      27,933
        2/28/2019             32,440                      28,825          Past performance is not
        3/31/2019             32,281                      29,009          predictive of future
        4/30/2019             33,395                      30,038          performance.
        5/31/2019             30,822                      28,106
        6/30/2019             33,289                      30,124          The returns shown do not
        7/31/2019             33,647                      30,374          reflect the deduction of
        8/31/2019             32,268                      29,481          taxes that a shareholder
        9/30/2019             33,541                      30,532          would pay on fund
       10/31/2019             34,264                      30,959          distributions or the
                                                                          redemption of fund shares.

               AVERAGE ANNUAL       ONE        FIVE       TEN             Russell data copyright (C)
               TOTAL RETURN         YEAR       YEARS     YEARS            Russell Investment Group
               -----------------------------------------------------      1995-2019, all rights
                                    7.15%      7.80%     13.11%           reserved.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2019

   U.S. equities had mostly positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 13.5%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks as measured by Russell indices. Value stocks underperformed growth stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2019
               -------------------------------------------------

      Russell 3000(R) Index....................................... 13.49%
      Russell 1000(R) Index (large-cap stocks).................... 14.15%
      Russell Midcap(R) Index (mid-cap stocks).................... 13.72%
      Russell 2000(R) Index (small-cap stocks)....................  4.90%
      Russell Microcap(R) Index (micro-cap stocks)................ -3.27%
      Dow Jones U.S. Select REIT lndex/SM/........................ 20.72%

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2019
               -------------------------------------------------

      Russell 1000(R) Value Index (large-cap value stocks)........ 11.21%
      Russell 1000(R) Growth Index (large-cap growth stocks)...... 17.10%
      Russell 2000(R) Value Index (small-cap value stocks)........  3.22%
      Russell 2000(R) Growth Index (small-cap growth stocks)......  6.40%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. LARGE CAP VALUE SERIES

   The U.S. Large Cap Value Series is designed to capture the returns of U.S. large company low relative price (value) stocks. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap value segment of the U.S. market. As of October 31, 2019, the Series held approximately 330 securities. Average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2019, total returns were 7.15% for the Series and 11.21% for the Russell 1000(R) Value Index, the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Series' greater emphasis on value stocks detracted from performance relative to the benchmark. At the sector level, the Series' exclusions of real estate investment trusts (REITs) and certain utilities also detracted from relative performance, as REITs and utilities generally outperformed in the U.S.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2019

EXPENSE TABLE

                                    BEGINNING  ENDING               EXPENSES
                                     ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                      VALUE    VALUE     EXPENSE     DURING
                                    05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                    --------- --------- ---------- ----------
   THE U.S. LARGE CAP VALUE SERIES
   -------------------------------
   Actual Fund Return.............. $1,000.00 $1,026.00    0.11%     $0.56
   Hypothetical 5% Annual Return... $1,000.00 $1,024.65    0.11%     $0.56

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on September 27, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

                         THE U.S. LARGE CAP VALUE SERIES
                         Communication Services..  12.2%
                         Consumer Discretionary..   6.8%
                         Consumer Staples........   4.8%
                         Energy..................  12.3%
                         Financials..............  23.6%
                         Health Care.............  14.4%
                         Industrials.............  10.7%
                         Information Technology..   9.9%
                         Materials...............   4.7%
                         Real Estate.............   0.3%
                         Utilities...............   0.3%
                                                  -----
                                                  100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                  PERCENTAGE
                                                                        SHARES       VALUE+     OF NET ASSETS++
                                                                      ---------- -------------- ---------------
COMMON STOCKS -- (98.6%)
COMMUNICATION SERVICES -- (12.0%)
    AT&T, Inc........................................................ 33,969,452 $1,307,484,208       4.4%
*   Charter Communications, Inc., Class A............................    940,732    440,130,874       1.5%
    Comcast Corp., Class A........................................... 21,970,229    984,705,664       3.3%
    Walt Disney Co. (The)............................................  3,453,204    448,640,264       1.5%
    Other Securities.................................................               438,144,096       1.4%
                                                                                 --------------      ----
TOTAL COMMUNICATION SERVICES.........................................             3,619,105,106      12.1%
                                                                                 --------------      ----
CONSUMER DISCRETIONARY -- (6.7%)
    DR Horton, Inc...................................................  3,053,585    159,916,246       0.5%
    General Motors Co................................................  6,055,833    225,034,754       0.8%
    Target Corp......................................................  1,473,116    157,490,831       0.5%
    Other Securities.................................................             1,477,743,583       4.9%
                                                                                 --------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................             2,020,185,414       6.7%
                                                                                 --------------      ----
CONSUMER STAPLES -- (4.8%)
    Mondelez International, Inc., Class A............................  3,530,822    185,191,614       0.6%
    Tyson Foods, Inc., Class A.......................................  1,750,467    144,921,163       0.5%
    Walgreens Boots Alliance, Inc....................................  3,401,321    186,324,364       0.6%
    Walmart, Inc.....................................................  3,918,069    459,432,771       1.5%
    Other Securities.................................................               460,308,472       1.6%
                                                                                 --------------      ----
TOTAL CONSUMER STAPLES...............................................             1,436,178,384       4.8%
                                                                                 --------------      ----
ENERGY -- (12.1%)
    Chevron Corp.....................................................  8,424,414    978,411,442       3.3%
    ConocoPhillips...................................................  5,133,675    283,378,860       0.9%
    Exxon Mobil Corp................................................. 13,344,776    901,706,514       3.0%
    Marathon Petroleum Corp..........................................  3,109,699    198,865,251       0.7%
    Phillips 66......................................................  1,185,191    138,454,013       0.5%
    Valero Energy Corp...............................................  2,446,279    237,240,137       0.8%
    Other Securities.................................................               908,813,560       3.0%
                                                                                 --------------      ----
TOTAL ENERGY.........................................................             3,646,869,777      12.2%
                                                                                 --------------      ----
FINANCIALS -- (23.2%)
    Bank of America Corp............................................. 22,040,613    689,210,000       2.3%
    Bank of New York Mellon Corp. (The)..............................  3,657,167    170,972,557       0.6%
*   Berkshire Hathaway, Inc., Class B................................  2,984,980    634,547,048       2.1%
    Capital One Financial Corp.......................................  2,121,634    197,842,371       0.7%
    Citigroup, Inc...................................................  7,149,102    513,734,470       1.7%
    Fifth Third Bancorp..............................................  4,857,785    141,264,388       0.5%
    Goldman Sachs Group, Inc. (The)..................................  1,393,141    297,268,427       1.0%
    JPMorgan Chase & Co..............................................  7,660,148    956,905,688       3.2%
    Morgan Stanley...................................................  4,980,221    229,339,177       0.8%
    PNC Financial Services Group, Inc. (The).........................  1,313,525    192,694,118       0.6%
    Travelers Cos., Inc. (The).......................................  1,165,331    152,728,281       0.5%
    Wells Fargo & Co................................................. 16,157,084    834,190,247       2.8%
    Other Securities.................................................             1,996,982,476       6.6%
                                                                                 --------------      ----
TOTAL FINANCIALS.....................................................             7,007,679,248      23.4%
                                                                                 --------------      ----
HEALTH CARE -- (14.2%)
    Anthem, Inc......................................................  1,376,563    370,405,572       1.2%

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                                                                      PERCENTAGE
                                                                          SHARES        VALUE+      OF NET ASSETS++
                                                                        ----------- --------------- ---------------
HEALTH CARE -- (Continued)
*     Cigna Corp.......................................................   1,498,160 $   267,361,634        0.9%
      CVS Health Corp..................................................   5,447,574     361,664,438        1.2%
      Danaher Corp.....................................................   1,690,202     232,943,640        0.8%
      Humana, Inc......................................................     529,635     155,818,617        0.5%
      Medtronic P.L.C..................................................   4,359,974     474,801,169        1.6%
      Pfizer, Inc......................................................  24,583,746     943,278,334        3.2%
      Thermo Fisher Scientific, Inc....................................   1,073,774     324,258,273        1.1%
      Other Securities.................................................               1,154,628,998        3.8%
                                                                                    ---------------      -----
TOTAL HEALTH CARE......................................................               4,285,160,675       14.3%
                                                                                    ---------------      -----
INDUSTRIALS -- (10.6%)
      Delta Air Lines, Inc.............................................   2,950,569     162,517,341        0.5%
      Eaton Corp. P.L.C................................................   1,816,899     158,270,072        0.5%
      FedEx Corp.......................................................   1,023,792     156,292,087        0.5%
      Norfolk Southern Corp............................................   1,385,379     252,138,978        0.8%
      Republic Services, Inc...........................................   1,904,674     166,678,022        0.6%
      Stanley Black & Decker, Inc......................................   1,031,996     156,171,955        0.5%
*     United Airlines Holdings, Inc....................................   1,825,283     165,808,708        0.6%
      United Technologies Corp.........................................   2,227,609     319,840,100        1.1%
      Other Securities.................................................               1,652,160,523        5.6%
                                                                                    ---------------      -----
TOTAL INDUSTRIALS......................................................               3,189,877,786       10.7%
                                                                                    ---------------      -----
INFORMATION TECHNOLOGY -- (9.8%)
      Fidelity National Information Services, Inc......................   1,545,803     203,675,003        0.7%
      HP, Inc..........................................................   9,619,949     167,098,514        0.6%
      Intel Corp.......................................................  22,465,295   1,269,963,126        4.3%
*     Micron Technology, Inc...........................................   5,266,057     250,401,010        0.8%
      Other Securities.................................................               1,051,055,240        3.4%
                                                                                    ---------------      -----
TOTAL INFORMATION TECHNOLOGY...........................................               2,942,192,893        9.8%
                                                                                    ---------------      -----
MATERIALS -- (4.6%)
      Other Securities.................................................               1,394,107,868        4.7%
                                                                                    ---------------      -----
REAL ESTATE -- (0.3%)
      Other Securities.................................................                  85,587,023        0.3%
                                                                                    ---------------      -----
UTILITIES -- (0.3%)
      Other Securities.................................................                  94,489,673        0.3%
                                                                                    ---------------      -----
TOTAL COMMON STOCKS
  (Cost $21,723,243,935)...............................................              29,721,433,847       99.3%
                                                                                    ---------------      -----
TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional U.S. Government Money Market Fund,
        1.752%......................................................... 166,338,555     166,338,555        0.6%
                                                                                    ---------------      -----
SECURITIES LENDING COLLATERAL -- (0.8%)
@(S)  The DFA Short Term Investment Fund...............................  22,114,935     255,891,910        0.8%
                                                                                    ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $22,145,430,170)...............................................             $30,143,664,312      100.7%
                                                                                    ===============      =====

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

As of October 31, 2019, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

                                                                    UNREALIZED
                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------        --------- ---------- ------------ ------------ --------------
LONG POSITION
  CONTRACTS:
S&P 500(R) Emini
  Index...........    985     12/20/19  $148,128,680 $149,513,150   $1,384,470
                                        ------------ ------------   ----------
TOTAL FUTURES
  CONTRACTS.......                      $148,128,680 $149,513,150   $1,384,470
                                        ============ ============   ==========

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                               --------------- ------------ ------- ---------------
Common Stocks
   Communication Services..... $ 3,619,105,106           --     --  $ 3,619,105,106
   Consumer Discretionary.....   2,020,185,414           --     --    2,020,185,414
   Consumer Staples...........   1,436,178,384           --     --    1,436,178,384
   Energy.....................   3,646,869,777           --     --    3,646,869,777
   Financials.................   7,007,679,248           --     --    7,007,679,248
   Health Care................   4,285,160,675           --     --    4,285,160,675
   Industrials................   3,189,877,786           --     --    3,189,877,786
   Information Technology.....   2,942,192,893           --     --    2,942,192,893
   Materials..................   1,394,107,868           --     --    1,394,107,868
   Real Estate................      85,587,023           --     --       85,587,023
   Utilities..................      94,489,673           --     --       94,489,673
Temporary Cash Investments....     166,338,555           --     --      166,338,555
Securities Lending Collateral.              -- $255,891,910     --      255,891,910
Futures Contracts**...........       1,384,470           --     --        1,384,470
                               --------------- ------------ ------  ---------------
TOTAL......................... $29,889,156,872 $255,891,910     --  $30,145,048,782
                               =============== ============ ======  ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                    THE U.S.
                                                                    LARGE CAP
                                                                  VALUE SERIES*
                                                                  -------------
ASSETS:
Investment Securities at Value (including $576,819 of securities on loan, respectively).........................................  $29,721,433
Temporary Cash Investments at Value & Cost.......................      166,339
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $255,848).............................      255,892
Segregated Cash for Futures Contracts............................        6,206
Receivables:
   Dividends and Interest........................................       40,355
   Securities Lending Income.....................................           98
                                                                   -----------
       Total Assets..............................................   30,190,323
                                                                   -----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..............................      255,842
   Due to Advisor................................................        2,486
   Futures Margin Variation......................................          591
Accrued Expenses and Other Liabilities...........................        1,726
                                                                   -----------
       Total Liabilities.........................................      260,645
                                                                   -----------
NET ASSETS.......................................................  $29,929,678
                                                                   ===========
Investment Securities at Cost....................................  $21,723,243
                                                                   ===========

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                   THE U.S.
                                                                   LARGE CAP
                                                                     VALUE
                                                                    SERIES#
                                                                  ----------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0)............... $  755,430
   Income from Securities Lending................................      1,639
                                                                  ----------
          Total Investment Income................................    757,069
                                                                  ----------
EXPENSES
   Investment Management Fees....................................     29,007
   Accounting & Transfer Agent Fees..............................      1,223
   Custodian Fees................................................        301
   Directors'/Trustees' Fees & Expenses..........................        172
   Professional Fees.............................................        446
   Other.........................................................        581
                                                                  ----------
          Total Expenses.........................................     31,730
                                                                  ----------
   Net Expenses..................................................     31,730
                                                                  ----------
   NET INVESTMENT INCOME (LOSS)..................................    725,339
                                                                  ----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**..............................    699,155
       Affiliated Investment Companies Shares Sold...............         35
       Futures...................................................     (1,255)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency................    565,227
       Affiliated Investment Companies Shares....................         21
       Futures...................................................     15,103
                                                                  ----------
   NET REALIZED AND UNREALIZED GAIN (LOSS).......................  1,278,286
                                                                  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.. $2,003,625
                                                                  ==========

--------
** Net of foreign capital gain taxes withheld of $0.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    THE U.S. LARGE CAP VALUE
                                                                             SERIES
                                                                    ------------------------
                                                                     YEAR ENDED   YEAR ENDED
                                                                    OCT 31, 2019 OCT 31, 2018
                                                                    ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   725,339  $   633,952
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**..............................     699,155    1,506,250
       Affiliated Investment Companies Shares Sold.................          35          (48)
       Futures.....................................................      (1,255)      32,885
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................     565,227   (1,356,683)
       Affiliated Investment Companies Shares......................          21          (15)
       Futures.....................................................      15,103      (21,778)
                                                                    -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................   2,003,625      794,563
                                                                    -----------  -----------
Transactions in Interest:
   Contributions...................................................   1,481,953    2,333,386
   Withdrawals.....................................................  (2,798,695)  (1,561,700)
                                                                    -----------  -----------
          Net Increase (Decrease) from Transactions in
            Interest...............................................  (1,316,742)     771,686
                                                                    -----------  -----------
          Total Increase (Decrease) in Net Assets..................     686,883    1,566,249
NET ASSETS
   Beginning of Year...............................................  29,242,795   27,676,546
                                                                    -----------  -----------
   End of Year..................................................... $29,929,678  $29,242,795
                                                                    ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         THE U.S. LARGE CAP VALUE SERIES
                                                         ---------------------------------------------------------------
                                                            YEAR         YEAR         YEAR         YEAR         YEAR
                                                            ENDED        ENDED        ENDED        ENDED        ENDED
                                                           OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                            2019         2018         2017         2016         2015
                                                         -----------  -----------  -----------  -----------  -----------
Total Return............................................        7.15%        2.95%       24.31%        4.75%        1.32%
                                                         -----------  -----------  -----------  -----------  -----------
Net Assets, End of Year (thousands)..................... $29,929,678  $29,242,795  $27,676,546  $20,916,568  $19,094,057
Ratio of Expenses to Average Net Assets.................        0.11%        0.11%        0.11%        0.11%        0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously
  Waived Fees Recovered by Advisor).....................        0.11%        0.11%        0.11%        0.11%        0.11%
Ratio of Net Investment Income to Average Net Assets....        2.50%        2.14%        2.19%        2.39%        2.20%
Portfolio Turnover Rate.................................          10%          13%          15%          15%          16%
                                                         -----------  -----------  -----------  -----------  -----------

See page 1-2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, one of which, The U.S. Large Cap Value Series (the "Series"), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2019, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2019, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

       The U.S. Large Cap Value Series............................. 0.10%

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2019, the total related amounts paid by the Trust to the CCO were $73 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2019, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

                     The U.S. Large Cap Value Series. $680

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2019, the Series' transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

                                              PURCHASES    SALES
                                              ---------- ----------
             The U.S. Large Cap Value Series. $3,093,702 $2,922,384

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

   The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

                                                          NET
                                                        REALIZED   CHANGE IN                SHARES AS
                    BALANCE AT                           GAIN/    UNREALIZED   BALANCE AT      OF
                    OCTOBER 31, PURCHASES AT  PROCEEDS   (LOSS)  APPRECIATION/ OCTOBER 31, OCTOBER 31, DIVIDEND CAPITAL GAIN
                       2018         COST     FROM SALES ON SALES DEPRECIATION     2019        2019      INCOME  DISTRIBUTIONS
                    ----------- ------------ ---------- -------- ------------- ----------- ----------- -------- -------------
THE U.S. LARGE CAP
  VALUE SERIES
The DFA Short Term
  Investment Fund    $516,726    $5,011,809  $5,272,699   $35         $21       $255,892     22,115    $14,604         --
                     --------    ----------  ----------   ---         ---       --------     ------    -------     ------
TOTAL                $516,726    $5,011,809  $5,272,699   $35         $21       $255,892     22,115    $14,604         --
                     ========    ==========  ==========   ===         ===       ========     ======    =======     ======

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to its partners.

   As of October 31, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                              NET
                                                                           UNREALIZED
                                 FEDERAL TAX  UNREALIZED    UNREALIZED    APPRECIATION
                                    COST     APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                 ----------- ------------ -------------- --------------
The U.S. Large Cap Value Series. $22,130,188  $9,582,563   $(1,569,086)    $8,013,477

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in the Series' financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   1. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2019 was as follows (amount in thousands):

                                                    FUTURES**
                                                    ---------
                   The U.S. Large Cap Value Series. $190,177

** Average Notional Value of contracts

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of October 31, 2019 (amounts in thousands):

                                            ASSET DERIVATIVES VALUE
                                        --------------------------------
                                         TOTAL VALUE AT      EQUITY
                                        OCTOBER 31, 2019 CONTRACTS *,(1)
                                        ---------------- ---------------
       The U.S. Large Cap Value Series.      $1,384          $1,384

(1)Presented on Statement of Assets and Liabilities as Receivables: Futures Margin Variation.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2019 (amounts in thousands):

                                             REALIZED GAIN (LOSS) ON
                                                  DERIVATIVES
                                             ---------------------
                                                          EQUITY
                                              TOTAL    CONTRACTS (1)
                                             -------   -------------
            The U.S. Large Cap Value Series. $(1,255)     $(1,255)

                                              CHANGE IN UNREALIZED
                                                  APPRECIATION
                                                (DEPRECIATION) ON
                                                   DERIVATIVES
                                              ---------------------
                                                         EQUITY
                                               TOTAL  CONTRACTS (2)
                                              ------- -------------
             The U.S. Large Cap Value Series. $15,103    $15,103

(1)Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   There were no borrowings by the Series under the lines of credit during the year ended October 31, 2019.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not use the interfund lending program during the year ended October 31, 2019.

I. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2019, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

   For the year ended October 31, 2019, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

                                                             REALIZED
                                                               GAIN
         PORTFOLIO                        PURCHASES  SALES    (LOSS)
         ---------                        --------- -------- --------
         The U.S. Large Cap Value Series. $347,838  $428,849 $(68,292)

J. SECURITIES LENDING:

   As of October 31, 2019, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. In addition, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

                                                    NON-CASH
                                                   COLLATERAL
                                                     MARKET
                                                     VALUE
                                                   ----------
                  The U.S. Large Cap Value Series.  $337,733

   The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2019:

                                  REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS AS OF
                                                    OCTOBER 31, 2019
                                  -----------------------------------------------------
                                  OVERNIGHT AND             BETWEEN
                                   CONTINUOUS    <30 DAYS 30 & 90 DAYS >90 DAYS  TOTAL
                                  -------------  -------- ------------ -------- --------
SECURITIES LENDING TRANSACTIONS
THE U.S. LARGE CAP VALUE SERIES
   Common Stocks.................   $255,842        --         --         --    $255,842

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series' early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.

M. OTHER:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the

"Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

   On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the "Supreme Court"), seeking review of the Second Circuit's ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court's decision in MERIT MANAGEMENT GROUP, LP
v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) ("Merit Mgmt."), which addressed the scope of the Bankruptcy Code's safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs' petition for certiorari. The Second Circuit's review is pending.

   On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee's proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code's safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the Court's dismissal order and order denying the Trustee's motion for leave to amend to the Second Circuit. The Second Circuit appeal is pending.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The U.S. Large Cap Value Series

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of The U.S. Large Cap Value Series (one of the series constituting The DFA Investment Trust Company, hereafter referred to as the "Series") as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Series as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended
October 31, 2019 and the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on the Series' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian, broker and the transfer agent of the investee fund. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2019

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2019.

Each Board's Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, Abbie J. Smith, Douglas
W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee met one time during the fiscal year ended October 31, 2019.

Each Board's Strategy Committee is composed of Gerard K. O'Reilly, Douglas W. Diamond, Edward P. Lazear, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios' investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and
(iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2019.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

DISINTERESTED DIRECTORS

                                                                                                               OTHER
                                                                                         PORTFOLIOS      DIRECTORSHIPS OF
                                         TERM OF                                         WITHIN THE           PUBLIC
                                        OFFICE/1/ AND                                     DFA FUND        COMPANIES HELD
NAME, ADDRESS AND                       LENGTH OF       PRINCIPAL OCCUPATION DURING      COMPLEX/2/        DURING PAST 5
YEAR OF BIRTH                 POSITION   SERVICE               PAST 5 YEARS               OVERSEEN             YEARS
-----------------             --------- ------------   -----------------------------  ------------------ ------------------
George M. Constantinides      Director  Since 1983     Leo Melamed Professor of       128 portfolios in  None
University of Chicago Booth                            Finance, University of         4 investment
School of Business 5807 S.                             Chicago Booth School of        companies
Woodlawn Avenue                                        Business (since 1978).
Chicago, IL 60637

1947

Douglas W.                    Director  Since 2017     Merton H. Miller               128 portfolios in  None
Diamond c/o Dimensional                                Distinguished Service          4 investment
Fund Advisors LP 6300 Bee                              Professor of Finance,          companies
Cave Road, Building One                                University of Chicago Booth
Austin, TX 78746                                       School of Business (since
                                                       1988). Visiting Scholar,
1953                                                   Federal Reserve Bank of
                                                       Richmond (since 1990).
                                                       Formerly, Fischer Black
                                                       Visiting Professor of
                                                       Financial Economics, Alfred
                                                       P. Sloan School of
                                                       Management, Massachusetts
                                                       Institute of Technology (2015
                                                       to 2016).

Darrell Duffie                Director  Since March    Dean Witter Distinguished      128 portfolios in  Formerly,
c/o Dimensional Fund                    2019           Professor of Finance,          4 investment       Director, Moody's
Advisors LP 6300 Bee Cave                              Graduate School of Business,   companies          Corporation
Road, Building One Austin,                             Stanford University (since                        (financial
TX 78746                                               1984).                                            information and
                                                                                                         information
1954                                                                                                     technology)
                                                                                                         (2008-April
                                                                                                         2018).

Roger G. Ibbotson Yale        Director  Since 1981     Professor in Practice          128 portfolios in  None
School of Management                                   Emeritus of Finance, Yale      4 investment
P.O. Box 208200 New Haven,                             School of Management (since    companies
CT 06520-8200                                          1984). Chairman and Partner,
                                                       Zebra Capital Management, LLC
1943                                                   (hedge fund and asset
                                                       manager) (since 2001).
                                                       Formerly, Consultant to
                                                       Morningstar, Inc. (2006 -
                                                       2016).

Edward P. Lazear              Director  Since 2010     Distinguished Visiting         128 portfolios in  None
Stanford University Graduate                           Fellow, Becker Friedman        4 investment
School of Business                                     Institute for Research in      companies
Knight Management Center,                              Economics, University of
E346 Stanford, CA 94305                                Chicago (since 2015). Morris
                                                       Arnold Cox Senior Fellow,
1948                                                   Hoover Institution (since
                                                       2002). Davies Family
                                                       Professor of Economics,
                                                       Graduate School of Business,
                                                       Stanford University (since
                                                       1995). Cornerstone Research
                                                       (expert testimony and
                                                       economic and financial
                                                       analysis) (since 2009).

Myron S. Scholes              Director  Since 1981     Chief Investment Strategist,   128 portfolios in  Formerly,
c/o Dimensional Fund                                   Janus Henderson Investors      4 investment       Adviser, Kuapay,
Advisors LP 6300 Bee Cave                              (since 2014). Frank E. Buck    companies          Inc. (2013-2014).
Road, Building One Austin,                             Professor of Finance,                             Formerly,
TX 78746                                               Emeritus, Graduate School of                      Director,
                                                       Business, Stanford University                     American Century
1941                                                   (since 1981).                                     Fund Complex
                                                                                                         (registered
                                                                                                         investment
                                                                                                         companies) (43
                                                                                                         Portfolios) (1980-
                                                                                                         2014).

                                                                                                               OTHER
                                                                                        PORTFOLIOS       DIRECTORSHIPS OF
                                        TERM OF                                         WITHIN THE            PUBLIC
                                       OFFICE/1/ AND                                     DFA FUND         COMPANIES HELD
NAME, ADDRESS AND                      LENGTH OF       PRINCIPAL OCCUPATION DURING      COMPLEX/2/         DURING PAST 5
YEAR OF BIRTH                POSITION   SERVICE               PAST 5 YEARS               OVERSEEN              YEARS
-----------------            --------- ------------   -----------------------------  ------------------ --------------------
Abbie J. Smith               Director  Since 2000     Boris and Irene Stem           128 portfolios in  Director (since
University of Chicago Booth                           Distinguished Service          4 investment       2000) and
School of Business 5807 S.                            Professor of Accounting,       companies          formerly, Lead
Woodlawn Avenue                                       University of Chicago Booth                       Director (2014-
Chicago, IL 60637                                     School of Business (since                         2017), HNI
                                                      1980).                                            Corporation
1953                                                                                                    (office furniture);
                                                                                                        Director, Ryder
                                                                                                        System Inc.
                                                                                                        (transportation,
                                                                                                        logistics and
                                                                                                        supply-chain
                                                                                                        management)
                                                                                                        (since 2003); and
                                                                                                        Trustee, UBS
                                                                                                        Funds (3
                                                                                                        investment
                                                                                                        companies within
                                                                                                        the fund complex)
                                                                                                        (19 portfolios)
                                                                                                        (since 2009).

Ingrid M. Werner             Director  Since March    Martin and Andrew Murrer       128 portfolios in  Director, Fourth
c/o Dimensional Fund                   2019           Professor of Finance, Fisher   4 investment       Swedish AP Fund
Advisors LP 6300 Bee Cave                             College of Business, The Ohio  companies          (pension fund
Road, Building One Austin,                            State University (since                           asset
TX 78746                                              1998). Adjunct Member, the                        management)
                                                      Prize Committee for the                           (since 2017).
1961                                                  Swedish Riksbank Prize in
                                                      Economic Sciences in Memory
                                                      of Alfred Nobel (annual award
                                                      for significant scientific
                                                      research contribution) (since
                                                      January 2018). President,
                                                      Western Finance Association
                                                      (global association of
                                                      academic researchers and
                                                      practitioners in finance)
                                                      (since June 2018). Director,
                                                      American Finance Association
                                                      (global association of
                                                      academic researchers and
                                                      practitioners in finance)
                                                      (since January 2019). Member,
                                                      Economic Advisory Committee,
                                                      FINRA (since 2017). Chairman,
                                                      Scientific Advisory Board,
                                                      Swedish House of Finance
                                                      (institute supporting
                                                      academic research in finance)
                                                      (since 2014). Member,
                                                      Scientific Board, Danish
                                                      Finance Institute (institute
                                                      supporting academic research
                                                      in finance) (since 2017).
                                                      Member, Academic Board,
                                                      Mistra Financial Systems
                                                      (organization funding
                                                      academic research on
                                                      environment, governance and
                                                      climate/sustainability in
                                                      finance) (since 2016).
                                                      Fellow, Center for Analytical
                                                      Finance (academic research)
                                                      (since 2015). Associate
                                                      Editor, Journal of Finance
                                                      (since
                                                      2016).

INTERESTED DIRECTOR

   The following interested Director is described as such because he is deemed to be an "interested person," as that term is defined under the 1940 Act, due to his position with the Advisor.

                                                                                        PORTFOLIOS
                                        TERM OF                                         WITHIN THE      OTHER DIRECTORSHIPS
                                       OFFICE/1/ AND                                     DFA FUND       OF PUBLIC COMPANIES
NAME, ADDRESS AND                      LENGTH OF       PRINCIPAL OCCUPATION DURING      COMPLEX/2/         HELD DURING
YEAR OF BIRTH              POSITION     SERVICE               PAST 5 YEARS               OVERSEEN          PAST 5 YEARS
-----------------        ------------- -----------    -----------------------------  ------------------ -------------------
David G. Booth 6300 Bee  Chairman      Since 1981     Chairman, Director/Trustee,    128 portfolios in         None
Cave Road, Building One  and Director                 and formerly, President and    4 investment
Austin, TX 78746                                      Co-Chief Executive Officer     companies
                                                      (each until March 2017) of
1946                                                  Dimensional Emerging Markets
                                                      Value Fund ("DEM"), DFAIDG,
                                                      Dimensional Investment Group
                                                      Inc. ("DIG") and The DFA
                                                      Investment Trust Company
                                                      ("DFAITC"). Executive
                                                      Chairman, and formerly,
                                                      President and Co-Chief
                                                      Executive Officer (each until
                                                      February 2017) of Dimensional
                                                      Holdings Inc., Dimensional
                                                      Fund Advisors LP, Dimensional
                                                      Investment LLC and DFA
                                                      Securities LLC (collectively
                                                      with DEM, DFAIDG, DIG and
                                                      DFAITC, the "DFA Entities").
                                                      Formerly, Chairman and
                                                      Director (2009-2018) and
                                                      Co-Chief Executive Officer
                                                      (2010 - June 2017) of
                                                      Dimensional Fund Advisors
                                                      Canada ULC. Trustee,
                                                      University of Chicago (since
                                                      2002). Trustee, University of
                                                      Kansas Endowment Association
                                                      (since 2005). Formerly,
                                                      Director of Dimensional Fund
                                                      Advisors Ltd. (2002 - July
                                                      2017), DFA Australia Limited
                                                      (1994 - July 2017),
                                                      Dimensional Advisors Ltd.
                                                      (2012 - July 2017),
                                                      Dimensional Funds plc (2006 -
                                                      July 2017) and Dimensional
                                                      Funds II plc (2006 - July
                                                      2017). Formerly, Director and
                                                      President of Dimensional
                                                      Japan Ltd. (2012 - April
                                                      2017). Formerly, President,
                                                      Dimensional SmartNest (US)
                                                      LLC (2009-2014); and Limited
                                                      Partner, VSC Investors, LLC
                                                      (2007-2015). Formerly,
                                                      Chairman, Director, President
                                                      and Co-Chief Executive
                                                      Officer of Dimensional Cayman
                                                      Commodity Fund I Ltd.
                                                      (2010-September 2017).

1 Each Director holds office for an indefinite term until his or her successor is elected and qualified.
2 Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor's affiliate, Dimensional Fund Advisors Canada ULC.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                       TERM OF OFFICE/1/
NAME AND YEAR OF                        AND LENGTH OF
BIRTH                  POSITION            SERVICE                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------  -------------------- ----------------   ------------------------------------------------------------
Valerie A. Brown  Vice President and     Since 2001       Vice President and Assistant Secretary of
1967              Assistant Secretary
                                                              .  all the DFA Entities (since 2001)

                                                              .  DFA Australia Limited (since 2002)

                                                              .  Dimensional Fund Advisors Ltd. (since 2002)

                                                              .  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

                                                              .  Dimensional Fund Advisors Pte. Ltd. (since 2012)

                                                              .  Dimensional Hong Kong Limited (since 2012)

                                                          Director, Vice President and Assistant Secretary (since
                                                          2003) of

                                                              .  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner  Vice President and   Since September    Vice President and Assistant Secretary of
1982              Assistant Secretary       2019
                                                              .  DFAIDG, DIG, DFAITC and DEM (since September 2019)

                                                          Vice President (since January 2018) of

                                                              .  Dimensional Holdings Inc.

                                                              .  Dimensional Fund Advisors LP

                                                              .  Dimensional Investment LLC

                                                              .  DFA Securities LLC

David P. Butler   Co-Chief Executive     Since 2017       Co-Chief Executive Officer (since 2017) of
1964              Officer
                                                              .  all the DFA entities

                                                          Director (since 2017) of

                                                              .  Dimensional Holdings Inc.

                                                              .  Dimensional Fund Advisors Canada ULC

                                                              .  Dimensional Japan Ltd.

                                                              .  Dimensional Advisors Ltd.

                                                              .  Dimensional Fund Advisors Ltd.

                                                              .  DFA Australia Limited

                                                          Director and Co-Chief Executive Officer (since 2017) of

                                                              .  Dimensional Cayman Commodity Fund I Ltd.

                                                          Head of Global Financial Advisor Services (since 2007) for

                                                              .  Dimensional Fund Advisors LP

                                                          Formerly, Vice President (2007 - 2017) of

                                                              .  all the DFA Entities

Stephen A. Clark  Executive Vice         Since 2017       Executive Vice President (since 2017) of
1972              President
                                                              .  all the DFA entities

                                                          Director and Vice President (since 2016) of

                                                              .  Dimensional Japan Ltd.

                                                          President and Director (since 2016) of

                                                              .  Dimensional Fund Advisors Canada ULC

                                                          Vice President (since 2008) and Director (since 2016) of

                                                              .  DFA Australia Limited

                                                          Director (since 2016) of

                                                              .  Dimensional Advisors Ltd.

                                                              .  Dimensional Fund Advisors Pte. Ltd.

                                                              .  Dimensional Hong Kong Limited

                                                          Vice President (since 2016) of

                                                              .  Dimensional Fund Advisors Pte. Ltd.

                                                          Formerly, Vice President (2004 - 2017) of

                                                              .  all the DFA Entities

                                                          Formerly, Vice President (2010 - 2016) of

                                                              .  Dimensional Fund Advisors Canada ULC

                                                          Formerly, Head of Institutional, North America (2012 -
                                                          2013) and Head of Global Institutional Services (2014-2018)
                                                          for

                                                              .  Dimensional Fund Advisors LP

                                                TERM OF OFFICE/1/
NAME AND YEAR OF                                 AND LENGTH OF
BIRTH                          POSITION             SERVICE                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------        ----------------------- ----------------   -----------------------------------------------------------
Christopher S. Crossan  Vice President and           Since         Vice President and Global Chief Compliance Officer (since
1965                    Global Chief                 2004          2004) of
                        Compliance Officer
                                                                       .  all the DFA Entities

                                                                       .  DFA Australia Limited

                                                                       .  Dimensional Fund Advisors Ltd.

                                                                   Chief Compliance Officer (since 2006) and Chief Privacy
                                                                   Officer (since 2015) of

                                                                       .  Dimensional Fund Advisors Canada ULC

                                                                   Chief Compliance Officer of

                                                                       .  Dimensional Fund Advisors Pte. Ltd. (since 2012)

                                                                       .  Dimensional Japan Ltd. (since 2017)

                                                                   Formerly, Vice President and Global Chief Compliance
                                                                   Officer (2010 - 2014) for

                                                                       .  Dimensional SmartNest (US) LLC

Gregory K. Hinkle       Vice President, Chief   Vice President     Vice President, Chief Financial Officer, and Treasurer
1958                    Financial Officer, and  since 2015 and     (since 2016) of
                        Treasurer               Chief Financial
                                                  Officer and          .  all the DFA Entities
                                                Treasurer since
                                                     2016              .  Dimensional Advisors Ltd.

                                                                       .  Dimensional Fund Advisors Ltd.

                                                                       .  Dimensional Hong Kong Limited

                                                                       .  Dimensional Cayman Commodity Fund I Ltd.

                                                                       .  Dimensional Fund Advisors Canada ULC

                                                                       .  Dimensional Fund Advisors Pte. Ltd.

                                                                       .  DFA Australia Limited

                                                                   Director (since 2016) for

                                                                       .  Dimensional Funds plc

                                                                       .  Dimensional Funds II plc

                                                                   Formerly, interim Chief Financial Officer and interim
                                                                   Treasurer (2016) of

                                                                       .  all the DFA Entities

                                                                       .  Dimensional Fund Advisors LP

                                                                       .  Dimensional Fund Advisors Ltd.

                                                                       .  DFA Australia Limited

                                                                       .  Dimensional Advisors Ltd.

                                                                       .  Dimensional Fund Advisors Pte. Ltd.

                                                                       .  Dimensional Hong Kong Limited

                                                                       .  Dimensional Cayman Commodity Fund I Ltd.

                                                                       .  Dimensional Fund Advisors Canada ULC

                                                                   Formerly, Controller (2015 - 2016) of

                                                                       .  all the DFA Entities

                                                                       .  Dimensional Fund Advisors LP

                                                                   Formerly, Vice President (2008 - 2015) of

                                                                       .  T. Rowe Price Group, Inc.

                                                                   Formerly, Director of Investment Treasury and Treasurer
                                                                   (2008 - 2015) of

                                                                       .  the T. Rowe Price Funds

Jeff J. Jeon            Vice President            Since 2004       Vice President (since 2004) and Assistant Secretary
1973                                                               (2017-2019) of

                                                                       .  all the DFA Entities

                                                                   Vice President and Assistant Secretary (since 2010) of

                                                                       .  Dimensional Cayman Commodity Fund I Ltd.

Joy Lopez               Vice President and      Vice President     Vice President (since 2015) of
1971                    Assistant Treasurer     since 2015 and
                                                   Assistant           .  all the DFA Entities
                                                Treasurer since
                                                     2017          Assistant Treasurer (since 2017) of

                                                                       .  the DFA Fund Complex

                                                                   Formerly, Senior Tax Manager (2013 - 2015) for

                                                                       .  Dimensional Fund Advisors LP

Kenneth M. Manell       Vice President            Since 2010       Vice President (since 2010) of
1972
                                                                       .  all the DFA Entities

                                                                       .  Dimensional Cayman Commodity Fund I Ltd.

Catherine L. Newell     President and General   President since    President (since 2017) of
1964                    Counsel                    2017 and
                                                General Counsel        .  the DFA Fund Complex
                                                  since 2001
                                                                   General Counsel (since 2001) of

                                                                       .  All the DFA Entities

                                                                   Executive Vice President (since 2017) and Secretary (since
                                                                   2000) of

                                        TERM OF OFFICE/1/
NAME AND YEAR OF                         AND LENGTH OF
BIRTH                    POSITION           SERVICE                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------    ------------------- ----------------   ------------------------------------------------------------
                                                               .  Dimensional Fund Advisors LP

                                                               .  Dimensional Holdings Inc.

                                                               .  DFA Securities LLC

                                                               .  Dimensional Investment LLC

                                                           Director (since 2002), Vice President (since 1997) and
                                                           Secretary (since 2002) of

                                                               .  DFA Australia Limited

                                                               .  Dimensional Fund Advisors Ltd.

                                                           Vice President and Secretary of

                                                               .  Dimensional Fund Advisors Canada ULC (since 2003)

                                                               .  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

                                                               .  Dimensional Japan Ltd. (since 2012)

                                                               .  Dimensional Advisors Ltd (since 2012)

                                                               .  Dimensional Fund Advisors Pte. Ltd. (since 2012)

                                                           Director of

                                                               .  Dimensional Funds plc (since 2002)

                                                               .  Dimensional Funds II plc (since 2006)

                                                               .  Director of Dimensional Japan Ltd. (since 2012)

                                                               .  Dimensional Advisors Ltd. (since 2012)

                                                               .  Dimensional Fund Advisors Pte. Ltd. (since 2012)

                                                               .  Dimensional Hong Kong Limited (since 2012)

                                                           Formerly, Vice President and Secretary (2010 - 2014) of

                                                               .  Dimensional SmartNest (US) LLC

                                                           Formerly, Vice President (1997 - 2017) and Secretary (2000
                                                           - 2017) of

                                                               .  the DFA Fund Complex

                                                           Formerly, Vice President of

                                                               .  Dimensional Fund Advisors LP (1997 - 2017)

                                                               .  Dimensional Holdings Inc. (2006 - 2017)

                                                               .  DFA Securities LLC (1997 - 2017)

                                                               .  Dimensional Investment LLC (2009 - 2017)

Selwyn Notelovitz   Vice President and    Since 2013       Vice President and Deputy Chief Compliance Officer of
1961                Deputy Chief
                    Compliance Officer                         .  the DFA Fund Complex (since 2013)

                                                               .  Dimensional Fund Advisors LP (since 2012)

Carolyn L. O        Vice President and       Vice          Vice President (since 2010) and Secretary (since 2017) of
1974                Secretary             President
                                          since 2010           .  the DFA Fund Complex
                                             and
                                          Secretary        Vice President (since 2010) and Assistant Secretary (since
                                          since 2017       2016) of

                                                               .  Dimensional Fund Advisors LP

                                                               .  Dimensional Holdings Inc.

                                                               .  Dimensional Investment LLC

                                                           Vice President of

                                                               .  DFA Securities LLC (since 2010)

                                                               .  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

                                                               .  Dimensional Fund Advisors Canada ULC (since 2016)

Gerard K. O'Reilly  Co-Chief Executive     Co-Chief        Co-Chief Executive Officer and Chief Investment Officer
1976                Officer and Chief     Executive        (since 2017) of
                    Investment Officer     Officer
                                          and Chief            .  all the DFA Entities
                                          Investment
                                           Officer             .  Dimensional Fund Advisors Canada ULC
                                          since 2017
                                                           Director, Chief Investment Officer and Vice President
                                                           (since 2017) of

                                                               .  DFA Australia Limited

                                                           Chief Investment Officer (since 2017) and Vice President
                                                           (since 2016) of

                                                               .  Dimensional Japan Ltd.

                                                           Director, Co-Chief Executive Officer and Chief Investment
                                                           Officer (since 2017) of

                                                               .  Dimensional Cayman Commodity Fund I Ltd.

                                                           Director of

                                                               .  Dimensional Funds plc (since 2014)

                                                               .  Dimensional Fund II plc (since 2014)

                                                               .  Dimensional Holdings Inc. (since 2017)

                                                           Formerly, Co-Chief Investment Officer of

                                                               .  Dimensional Japan Ltd. (2016 - 2017)

                            TERM OF OFFICE/1/
NAME AND YEAR OF              AND LENGTH
BIRTH             POSITION    OF SERVICE                PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------  --------  ----------------   -----------------------------------------------------------
                                                   .  DFA Australia Limited (2014 - 2017)

                                               Formerly, Executive Vice President (2017) and Co-Chief
                                               Investment Officer (2014-2017) of

                                                   .  all the DFA Entities

                                               Formerly, Vice President (2007 - 2017) of

                                                   .  all the DFA Entities

                                               Formerly, Vice President and Co-Chief Investment Officer
                                               (2014 - 2017) of

                                                   .  Dimensional Fund Advisors Canada ULC

                                               Formerly, Director (2017 - 2018) of

                                                   .  Dimensional Fund Advisors Pte. Ltd.

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

For shareholders that do not have an October 31, 2019 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2019 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 01, 2018 to October 31, 2019, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder. The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation (S)1.199A-3(d).



                                                                            NET
                                                                        INVESTMENT    SHORT-TERM     LONG-TERM
                                                                          INCOME     CAPITAL GAIN  CAPITAL GAIN  RETURN OF
DFA INVESTMENT DIMENSIONS GROUP INC.                                   DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS  CAPITAL
------------------------------------                                   ------------- ------------- ------------- ---------
Enhanced U.S. Large Company Portfolio.................................       35%          24%           41%         --
U.S. Large Cap Equity Portfolio.......................................      100%          --            --          --
U.S. Large Cap Value Portfolio........................................       30%          --            70%         --
U.S. Targeted Value Portfolio.........................................       25%           5%           70%         --
U.S. Small Cap Value Portfolio........................................       17%           1%           82%         --
U.S. Core Equity 1 Portfolio..........................................       74%          --            26%         --
U.S. Core Equity 2 Portfolio..........................................       63%          --            37%         --
U.S. Vector Equity Portfolio..........................................       39%          --            61%         --
U.S. Small Cap Portfolio..............................................       23%           5%           72%         --
U.S. Micro Cap Portfolio..............................................       18%          --            82%         --
U.S. High Relative Profitability Portfolio............................      100%          --            --          --
DFA Real Estate Securities Portfolio..................................      100%          --            --          --
DFA Commodity Strategy Portfolio......................................      100%          --            --          --
DIMENSIONAL INVESTMENT GROUP INC.
---------------------------------
U.S. Large Company Portfolio..........................................       75%          --            25%         --

                                                                                                 QUALIFYING
                                                                                                     FOR
                                                                                                  CORPORATE
                                                                                                  DIVIDENDS   QUALIFYING
                                                                       TAX-EXEMPT     TOTAL       RECEIVED     DIVIDEND
DFA INVESTMENT DIMENSIONS GROUP INC.                                    INTEREST  DISTRIBUTIONS DEDUCTION (1) INCOME (2)
------------------------------------                                   ---------- ------------- ------------- ----------
Enhanced U.S. Large Company Portfolio.................................     --          100%           --          --
U.S. Large Cap Equity Portfolio.......................................     --          100%          100%        100%
U.S. Large Cap Value Portfolio........................................     --          100%          100%        100%
U.S. Targeted Value Portfolio.........................................     --          100%          100%        100%
U.S. Small Cap Value Portfolio........................................     --          100%          100%        100%
U.S. Core Equity 1 Portfolio..........................................     --          100%          100%        100%
U.S. Core Equity 2 Portfolio..........................................     --          100%          100%        100%
U.S. Vector Equity Portfolio..........................................     --          100%          100%        100%
U.S. Small Cap Portfolio..............................................     --          100%          100%        100%
U.S. Micro Cap Portfolio..............................................     --          100%          100%        100%
U.S. High Relative Profitability Portfolio............................     --          100%          100%        100%
DFA Real Estate Securities Portfolio..................................     --          100%           --          --
DFA Commodity Strategy Portfolio......................................     --          100%           --          --
DIMENSIONAL INVESTMENT GROUP INC.
---------------------------------
U.S. Large Company Portfolio..........................................     --          100%          100%        100%

                                                                                                                     QUALIFYING
                                                                                                                       SHORT-
                                                                           U.S.      FOREIGN    FOREIGN   QUALIFYING    TERM
                                                                        GOVERNMENT     TAX       SOURCE    INTEREST   CAPITAL
DFA INVESTMENT DIMENSIONS GROUP INC.                                   INTEREST (3) CREDIT (4) INCOME (5) INCOME (6)  GAIN (7)
------------------------------------                                   ------------ ---------- ---------- ---------- ----------
Enhanced U.S. Large Company Portfolio.................................      11%         --         --         31%        31%
U.S. Large Cap Equity Portfolio.......................................      --          --         --         --         --
U.S. Large Cap Value Portfolio........................................      --          --         --         --         --
U.S. Targeted Value Portfolio.........................................      --          --         --          1%         1%
U.S. Small Cap Value Portfolio........................................      --          --         --          2%         2%
U.S. Core Equity 1 Portfolio..........................................      --          --         --          1%        --
U.S. Core Equity 2 Portfolio..........................................      --          --         --          1%        --
U.S. Vector Equity Portfolio..........................................      --          --         --          1%        --
U.S. Small Cap Portfolio..............................................      --          --         --          2%         2%
U.S. Micro Cap Portfolio..............................................      --          --         --          2%        --
U.S. High Relative Profitability Portfolio............................      --          --         --          1%        --
DFA Real Estate Securities Portfolio..................................      --          --         --          1%        --
DFA Commodity Strategy Portfolio......................................      14%         --         --         50%        --
DIMENSIONAL INVESTMENT GROUP INC.
---------------------------------
U.S. Large Company Portfolio..........................................      --          --         --         --         --

(1)Qualifying Dividends represents dividends that qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                See accompanying Notes to Financial Statements.

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

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

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

 [GRAPHIC] Recycled Recyclable                                DFA103119-001AD
                                                                     00237492

                                                             [LOGO] Dimensional

Annual Report

YEAR ENDED: OCTOBER 31, 2019

--------------------------------------------------------------------------------
DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND
--------------------------------------------------------------------------------

DFA INVESTMENT DIMENSIONS GROUP INC.
--------------------------------------------------------------------------------

LARGE CAP INTERNATIONAL PORTFOLIO

INTERNATIONAL CORE EQUITY PORTFOLIO

GLOBAL SMALL COMPANY PORTFOLIO

INTERNATIONAL SMALL COMPANY PORTFOLIO

JAPANESE SMALL COMPANY PORTFOLIO

ASIA PACIFIC SMALL COMPANY PORTFOLIO

UNITED KINGDOM SMALL COMPANY PORTFOLIO

CONTINENTAL SMALL COMPANY PORTFOLIO

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

INTERNATIONAL VECTOR EQUITY PORTFOLIO

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

WORLD EX U.S. VALUE PORTFOLIO

WORLD EX U.S. TARGETED VALUE PORTFOLIO

WORLD EX U.S. CORE EQUITY PORTFOLIO

WORLD CORE EQUITY PORTFOLIO

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

EMERGING MARKETS PORTFOLIO

EMERGING MARKETS SMALL CAP PORTFOLIO

EMERGING MARKETS VALUE PORTFOLIO

EMERGING MARKETS CORE EQUITY PORTFOLIO

EMERGING MARKETS TARGETED VALUE PORTFOLIO

DIMENSIONAL INVESTMENT GROUP INC.

--------------------------------------------------------------------------------

DFA INTERNATIONAL VALUE PORTFOLIO

THE DFA INVESTMENT TRUST COMPANY

--------------------------------------------------------------------------------

THE DFA INTERNATIONAL VALUE SERIES

THE JAPANESE SMALL COMPANY SERIES

THE ASIA PACIFIC SMALL COMPANY SERIES

THE UNITED KINGDOM SMALL COMPANY SERIES

THE CONTINENTAL SMALL COMPANY SERIES

THE CANADIAN SMALL COMPANY SERIES

THE EMERGING MARKETS SERIES

THE EMERGING MARKETS SMALL CAP SERIES

DIMENSIONAL EMERGING MARKETS VALUE FUND

--------------------------------------------------------------------------------

SEE THE INSIDE FRONT COVER FOR IMPORTANT INFORMATION ABOUT ACCESS TO YOUR FUND'S ANNUAL AND SEMI-ANNUAL SHAREHOLDER REPORTS.

IMPORTANT INFORMATION ABOUT ACCESS TO SHAREHOLDER REPORTS

   Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Portfolio's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a Portfolio's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

   If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Portfolio anytime by contacting the Portfolio's transfer agent at (888) 576-1167 or by contacting your financial intermediary.

   You may elect to receive all future shareholder reports in paper free of charge. You can inform a Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

[LOGO] Dimensional

December 2019

Dear Fellow Shareholder,

Since our founding in 1981, sound investment solutions based on financial science have been at the heart of Dimensional. We recognize that the assets you entrust to our firm play an important role in your future.

With a 38-year track record, our investment strategies are guided by rigorous academic research, deep convictions about the power of capital markets, and the importance of information in security prices.

We aim to add value through implementation by using a systematic approach to invest in securities with higher expected returns and implementing a robust portfolio management process that seeks to increase returns and manage risk. We apply flexible trading algorithms to minimize potential price impact.

We take pride in the many longstanding clients we have had the honor of working with over the last four decades, and we continue to seek opportunities to raise the bar both within our company and the industry.

On behalf of more than 1,400 employees at Dimensional aiming to serve you, we thank you.

Sincerely,

/s/ DAVID P. BUTLER         /s/ GERARD K. O'REILLY

DAVID P. BUTLER             GERARD K. O'REILLY
Co-Chief Executive Officer  Co-Chief Executive Officer and
                            Chief Investment Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES.................................   1
DFA INVESTMENT DIMENSIONS GROUP INC.
   Performance Charts......................................................   3
   Management's Discussion and Analysis....................................  15
   Disclosure of Fund Expenses.............................................  26
   Disclosure of Portfolio Holdings........................................  30
   Schedules of Investments/Summary Schedules of Portfolio Holdings
       Large Cap International Portfolio...................................  32
       International Core Equity Portfolio.................................  36
       Global Small Company Portfolio......................................  41
       International Small Company Portfolio...............................  42
       Japanese Small Company Portfolio....................................  43
       Asia Pacific Small Company Portfolio................................  44
       United Kingdom Small Company Portfolio..............................  45
       Continental Small Company Portfolio.................................  46
       DFA International Real Estate Securities Portfolio..................  47
       DFA Global Real Estate Securities Portfolio.........................  51
       DFA International Small Cap Value Portfolio.........................  53
       International Vector Equity Portfolio...............................  57
       International High Relative Profitability Portfolio.................  61
       World ex U.S. Value Portfolio.......................................  65
       World ex U.S. Targeted Value Portfolio..............................  66
       World ex U.S. Core Equity Portfolio.................................  71
       World Core Equity Portfolio.........................................  77
       Selectively Hedged Global Equity Portfolio..........................  78
       Emerging Markets Portfolio..........................................  80
       Emerging Markets Small Cap Portfolio................................  81
       Emerging Markets Value Portfolio....................................  82
       Emerging Markets Core Equity Portfolio..............................  83
       Emerging Markets Targeted Value Portfolio...........................  88
   Statements of Assets and Liabilities....................................  92
   Statements of Operations................................................  98
   Statements of Changes in Net Assets..................................... 104
   Financial Highlights.................................................... 112
   Notes to Financial Statements........................................... 125
   Report of Independent Registered Public Accounting Firm................. 153
DIMENSIONAL INVESTMENT GROUP INC.
   Performance Charts...................................................... 155
   Management's Discussion and Analysis.................................... 156
   Disclosure of Fund Expenses............................................. 158
   Disclosure of Portfolio Holdings........................................ 160
   Schedule of Investments
       DFA International Value Portfolio................................... 161
   Statement of Assets and Liabilities..................................... 162
   Statement of Operations................................................. 163
   Statements of Changes in Net Assets..................................... 164
   Financial Highlights.................................................... 165
   Notes to Financial Statements........................................... 167
   Report of Independent Registered Public Accounting Firm................. 173
THE DFA INVESTMENT TRUST COMPANY
   Performance Charts...................................................... 174
   Management's Discussion and Analysis.................................... 178

TABLE OF CONTENTS

CONTINUED

                                                                            PAGE
                                                                            ----
   Disclosure of Fund Expenses............................................. 182
   Disclosure of Portfolio Holdings........................................ 184
   Summary Schedules of Portfolio Holdings
       The DFA International Value Series.................................. 186
       The Japanese Small Company Series................................... 190
       The Asia Pacific Small Company Series............................... 193
       The United Kingdom Small Company Series............................. 195
       The Continental Small Company Series................................ 198
       The Canadian Small Company Series................................... 202
       The Emerging Markets Series......................................... 205
       The Emerging Markets Small Cap Series............................... 210
   Statements of Assets and Liabilities.................................... 214
   Statements of Operations................................................ 216
   Statements of Changes in Net Assets..................................... 218
   Financial Highlights.................................................... 221
   Notes to Financial Statements........................................... 225
   Report of Independent Registered Public Accounting Firm................. 238
DIMENSIONAL EMERGING MARKETS VALUE FUND
   Performance Charts...................................................... 239
   Management's Discussion and Analysis.................................... 240
   Disclosure of Fund Expenses............................................. 242
   Disclosure of Portfolio Holdings........................................ 244
   Summary Schedule of Portfolio Holdings
       Dimensional Emerging Markets Value Fund............................. 245
   Statement of Assets and Liabilities..................................... 250
   Statement of Operations................................................. 251
   Statements of Changes in Net Assets..................................... 252
   Financial Highlights.................................................... 253
   Notes to Financial Statements........................................... 254
   Report of Independent Registered Public Accounting Firm................. 263
FUND MANAGEMENT............................................................ 264
   Board of Directors or Trustees Table.................................... 265
VOTING PROXIES ON FUND PORTFOLIO SECURITIES................................ 272
NOTICE TO SHAREHOLDERS..................................................... 273

This report is submitted for the information of the Portfolio's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations
  ADR                          American Depositary Receipt
  P.L.C.                       Public Limited Company
  SA                           Special Assessment
  REIT                         Real Estate Investment Trust
  GDR                          Global Depositary Receipt
  AUD                          Australian Dollars
  CAD                          Canadian Dollars
  CHF                          Swiss Franc
  DKK                          Danish Krone
  EUR                          Euro
  GBP                          British Pounds
  HKD                          Hong Kong Dollar
  ILS                          Israeli New Shekel
  JPY                          Japanese Yen
  NOK                          Norwegian Krone
  NZD                          New Zealand Dollars
  SEK                          Swedish Krona
  SGD                          Singapore Dollars

Investment Footnotes

  (double right angle quote)  Securities that have generally been fair value factored. See Note B to Financial Statements.
  ++                          Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other
                              Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/
                              or Non-Income Producing Securities.
  #                           Total or Partial Securities on Loan.
  +                           See Note B to Financial Statements.
  @                           Security purchased with cash proceeds from Securities on Loan.
  (S)                         Affiliated Fund.
   *                          Non-Income Producing Securities.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

FINANCIAL HIGHLIGHTS
--------------------
  **   The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net
       Assets includes the current year effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets would have been $0.39, $2.11 and 3.39%, respectively had the current year effect of this estimation not been considered.
  (A)  Computed using average shares outstanding.
  (B)  Non-Annualized
  (C)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
       Master Fund(s) and/or Underlying Fund(s).
  (D)  Annualized
  (E)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  --   Amounts designated as -- are either zero or rounded to zero.
  SEC  Securities and Exchange Commission
  (a)  Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
LARGE CAP INTERNATIONAL PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                           [CHART]

                        Large Cap International         MSCI World ex USA
                                Portfolio             Index (net dividends)
                       -------------------------      ---------------------
      10/31/2009                $10,000                      $10,000
      11/30/2009                 10,372                       10,247
      12/31/2009                 10,495                       10,411
       1/31/2010                  9,952                        9,923
       2/28/2010                 10,019                        9,913
       3/31/2010                 10,650                       10,551
       4/30/2010                 10,443                       10,394
       5/31/2010                  9,304                        9,247
       6/30/2010                  9,153                        9,113
       7/31/2010                 10,098                        9,955
       8/31/2010                  9,751                        9,658
       9/30/2010                 10,710                       10,584
      10/31/2010                 11,099                       10,961
      11/30/2010                 10,613                       10,497
      12/31/2010                 11,466                       11,342
       1/31/2011                 11,725                       11,586
       2/28/2011                 12,186                       12,016
       3/31/2011                 11,906                       11,775
       4/30/2011                 12,588                       12,417
       5/31/2011                 12,230                       12,049
       6/30/2011                 12,057                       11,877
       7/31/2011                 11,810                       11,681
       8/31/2011                 10,820                       10,694
       9/30/2011                  9,629                        9,620
      10/31/2011                 10,560                       10,555
      11/30/2011                 10,295                       10,067
      12/31/2011                 10,058                        9,958
       1/31/2012                 10,665                       10,495
       2/29/2012                 11,183                       11,072
       3/31/2012                 11,163                       10,990
       4/30/2012                 10,948                       10,804
       5/31/2012                  9,737                        9,572
       6/30/2012                 10,382                       10,199
       7/31/2012                 10,412                       10,326
       8/31/2012                 10,764                       10,621
       9/30/2012                 11,085                       10,943
      10/31/2012                 11,182                       11,020
      11/30/2012                 11,408                       11,252
      12/31/2012                 11,843                       11,592
       1/31/2013                 12,323                       12,162
       2/28/2013                 12,157                       12,041
       3/31/2013                 12,323                       12,136
       4/30/2013                 12,853                       12,689
       5/31/2013                 12,514                       12,405
       6/30/2013                 12,147                       11,940
       7/31/2013                 12,816                       12,575
       8/31/2013                 12,629                       12,413
       9/30/2013                 13,521                       13,291
      10/31/2013                 13,961                       13,737
      11/30/2013                 14,036                       13,821
      12/31/2013                 14,294                       14,029
       1/31/2014                 13,655                       13,463
       2/28/2014                 14,459                       14,197
       3/31/2014                 14,418                       14,134
       4/30/2014                 14,654                       14,357
       5/31/2014                 14,858                       14,579
       6/30/2014                 15,064                       14,786
       7/31/2014                 14,715                       14,522
       8/31/2014                 14,779                       14,534
       9/30/2014                 14,150                       13,937
      10/31/2014                 14,026                       13,715
      11/30/2014                 14,065                       13,884
      12/31/2014                 13,546                       13,422
       1/31/2015                 13,546                       13,375
       2/28/2015                 14,369                       14,174
       3/31/2015                 14,117                       13,937
       4/30/2015                 14,753                       14,540
       5/31/2015                 14,700                       14,414
       6/30/2015                 14,286                       14,005
       7/31/2015                 14,399                       14,227
       8/31/2015                 13,383                       13,190
       9/30/2015                 12,757                       12,524
      10/31/2015                 13,592                       13,467
      11/30/2015                 13,465                       13,252
      12/31/2015                 13,158                       13,015
       1/31/2016                 12,432                       12,119
       2/29/2016                 12,082                       11,949
       3/31/2016                 12,925                       12,761
       4/30/2016                 13,270                       13,171
       5/31/2016                 13,195                       13,022
       6/30/2016                 12,886                       12,626
       7/31/2016                 13,427                       13,248
       8/31/2016                 13,502                       13,260
       9/30/2016                 13,684                       13,421
      10/31/2016                 13,416                       13,160
      11/30/2016                 13,230                       12,949
      12/31/2016                 13,573                       13,372
       1/31/2017                 14,065                       13,770
       2/28/2017                 14,189                       13,929
       3/31/2017                 14,584                       14,283
       4/30/2017                 14,917                       14,586
       5/31/2017                 15,390                       15,073
       6/30/2017                 15,471                       15,087
       7/31/2017                 15,921                       15,536
       8/31/2017                 15,956                       15,532
       9/30/2017                 16,345                       15,935
      10/31/2017                 16,607                       16,153
      11/30/2017                 16,748                       16,316
      12/31/2017                 17,017                       16,609
       1/31/2018                 17,856                       17,383
       2/28/2018                 16,945                       16,557
       3/31/2018                 16,848                       16,271
       4/30/2018                 17,119                       16,644
       5/31/2018                 16,855                       16,329
       6/30/2018                 16,618                       16,150
       7/31/2018                 17,058                       16,546
       8/31/2018                 16,711                       16,233
       9/30/2018                 16,849                       16,360
      10/31/2018                 15,449                       15,060
      11/30/2018                 15,470                       15,047
      12/31/2018                 14,610                       14,269
       1/31/2019                 15,706                       15,287
       2/28/2019                 16,065                       15,680
       3/31/2019                 16,142                       15,760
       4/30/2019                 16,656                       16,206           Past performance is not
       5/31/2019                 15,717                       15,440           predictive of future
       6/30/2019                 16,671                       16,357           performance.
       7/31/2019                 16,329                       16,160
       8/31/2019                 16,009                       15,763           The returns shown do not
       9/30/2019                 16,506                       16,205           reflect the deduction of
      10/31/2019                 17,052                       16,729           taxes that a shareholder
                                                                               would pay on fund
                                                                               distributions or the
                AVERAGE ANNUAL         ONE        FIVE        TEN              redemption of fund shares.
                TOTAL RETURN           YEAR       YEARS      YEARS
                --------------------------------------------------------       MSCI data copyright MSCI
                                      10.38%      3.98%      5.48%             2019, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL CORE EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                           [CHART]


                      International Core Equity              MSCI World ex USA
                              Portfolio                    Index (net dividends)
                      -------------------------           ----------------------
      10/31/2009               $10,000                           $10,000
      11/30/2009                10,266                            10,247
      12/31/2009                10,388                            10,411
       1/31/2010                 9,948                             9,923
       2/28/2010                 9,958                             9,913
       3/31/2010                10,701                            10,551
       4/30/2010                10,650                            10,394
       5/31/2010                 9,398                             9,247
       6/30/2010                 9,242                             9,113
       7/31/2010                10,219                             9,955
       8/31/2010                 9,803                             9,658
       9/30/2010                10,851                            10,584
      10/31/2010                11,248                            10,961
      11/30/2010                10,799                            10,497
      12/31/2010                11,833                            11,342
       1/31/2011                12,138                            11,586
       2/28/2011                12,548                            12,016
       3/31/2011                12,328                            11,775
       4/30/2011                12,992                            12,417
       5/31/2011                12,591                            12,049
       6/30/2011                12,369                            11,877
       7/31/2011                12,091                            11,681
       8/31/2011                11,023                            10,694
       9/30/2011                 9,738                             9,620
      10/31/2011                10,630                            10,555
      11/30/2011                10,308                            10,067
      12/31/2011                10,045                             9,958
       1/31/2012                10,782                            10,495
       2/29/2012                11,336                            11,072
       3/31/2012                11,335                            10,990
       4/30/2012                11,085                            10,804
       5/31/2012                 9,759                             9,572
       6/30/2012                10,357                            10,199
       7/31/2012                10,346                            10,326
       8/31/2012                10,711                            10,621
       9/30/2012                11,091                            10,943
      10/31/2012                11,213                            11,020
      11/30/2012                11,402                            11,252
      12/31/2012                11,927                            11,592
       1/31/2013                12,442                            12,162
       2/28/2013                12,308                            12,041
       3/31/2013                12,456                            12,136
       4/30/2013                12,938                            12,689
       5/31/2013                12,647                            12,405
       6/30/2013                12,260                            11,940
       7/31/2013                13,022                            12,575
       8/31/2013                12,886                            12,413
       9/30/2013                13,872                            13,291
      10/31/2013                14,351                            13,737
      11/30/2013                14,420                            13,821
      12/31/2013                14,722                            14,029
       1/31/2014                14,228                            13,463
       2/28/2014                15,067                            14,197
       3/31/2014                15,035                            14,134
       4/30/2014                15,208                            14,357
       5/31/2014                15,370                            14,579
       6/30/2014                15,610                            14,786
       7/31/2014                15,189                            14,522
       8/31/2014                15,247                            14,534
       9/30/2014                14,484                            13,937
      10/31/2014                14,272                            13,715
      11/30/2014                14,237                            13,884
      12/31/2014                13,841                            13,422
       1/31/2015                13,794                            13,375
       2/28/2015                14,681                            14,174
       3/31/2015                14,412                            13,937
       4/30/2015                15,123                            14,540
       5/31/2015                15,146                            14,414
       6/30/2015                14,787                            14,005
       7/31/2015                14,799                            14,227
       8/31/2015                13,886                            13,190
       9/30/2015                13,284                            12,524
      10/31/2015                14,115                            13,467
      11/30/2015                14,055                            13,252
      12/31/2015                13,812                            13,015
       1/31/2016                12,963                            12,119
       2/29/2016                12,696                            11,949
       3/31/2016                13,687                            12,761
       4/30/2016                14,077                            13,171
       5/31/2016                14,028                            13,022
       6/30/2016                13,561                            12,626
       7/31/2016                14,252                            13,248
       8/31/2016                14,327                            13,260
       9/30/2016                14,604                            13,421
      10/31/2016                14,344                            13,160
      11/30/2016                14,171                            12,949
      12/31/2016                14,550                            13,372
       1/31/2017                15,136                            13,770
       2/28/2017                15,273                            13,929
       3/31/2017                15,645                            14,283
       4/30/2017                16,057                            14,586
       5/31/2017                16,507                            15,073
       6/30/2017                16,643                            15,087
       7/31/2017                17,237                            15,536
       8/31/2017                17,313                            15,532
       9/30/2017                17,796                            15,935
      10/31/2017                18,076                            16,153
      11/30/2017                18,228                            16,316
      12/31/2017                18,632                            16,609
       1/31/2018                19,567                            17,383
       2/28/2018                18,606                            16,557
       3/31/2018                18,452                            16,271
       4/30/2018                18,721                            16,644
       5/31/2018                18,439                            16,329
       6/30/2018                18,084                            16,150
       7/31/2018                18,447                            16,546
       8/31/2018                18,032                            16,233
       9/30/2018                18,129                            16,360
      10/31/2018                16,486                            15,060
      11/30/2018                16,382                            15,047
      12/31/2018                15,390                            14,269
       1/31/2019                16,626                            15,287
       2/28/2019                16,968                            15,680
       3/31/2019                16,939                            15,760
       4/30/2019                17,506                            16,206
       5/31/2019                16,372                            15,440
       6/30/2019                17,353                            16,357
       7/31/2019                16,979                            16,160
       8/31/2019                16,564                            15,763            The returns shown do not
       9/30/2019                17,119                            16,205            reflect the deduction of
      10/31/2019                17,751                            16,729            taxes that a shareholder
                                                                                    would pay on fund
                                                                                    distributions or the
                 AVERAGE ANNUAL         ONE         FIVE         TEN                redemption of fund shares.
                 TOTAL RETURN           YEAR        YEARS       YEARS
                 -----------------------------------------------------------        MSCI data copyright MSCI
                                        7.67%       4.46%       5.91%               2019, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
GLOBAL SMALL COMPANY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD SMALL CAP INDEX (NET DIVIDENDS)
JANUARY 18, 2017-OCTOBER 31, 2019

                                      [CHART]


                     Global Small           MSCI All Country World
                  Company Portfolio    Small Cap Index (net dividends)
                 ------------------    -------------------------------
   1/18/2017          $10,000                      $10,000
   1/31/2017           10,100                       10,072
   2/28/2017           10,280                       10,318
   3/31/2017           10,400                       10,415
   4/30/2017           10,570                       10,614
   5/31/2017           10,550                       10,682
   6/30/2017           10,740                       10,839
   7/31/2017           10,970                       11,100
   8/31/2017           10,890                       11,119
   9/30/2017           11,380                       11,508
  10/31/2017           11,530                       11,701
  11/30/2017           11,770                       11,951
  12/31/2017           11,921                       12,160
   1/31/2018           12,360                       12,622
   2/28/2018           11,819                       12,116
   3/31/2018           11,839                       12,103
   4/30/2018           11,910                       12,200
   5/31/2018           12,155                       12,459
   6/30/2018           12,023                       12,338
   7/31/2018           12,227                       12,488
   8/31/2018           12,360                       12,710
   9/30/2018           12,125                       12,506
  10/31/2018           10,951                       11,259
  11/30/2018           11,033                       11,381
  12/31/2018           10,018                       10,410
   1/31/2019           10,947                       11,430
   2/28/2019           11,328                       11,831
   3/31/2019           11,132                       11,774
   4/30/2019           11,535                       12,108
   5/31/2019           10,658                       11,336
   6/30/2019           11,349                       11,973                Past performance is not predictive
   7/31/2019           11,287                       12,016                of future performance.
   8/31/2019           10,761                       11,587
   9/30/2019           11,101                       11,824                The returns shown do not reflect
  10/31/2019           11,421                       12,164                the deduction of taxes that a
                                                                          shareholder would pay on fund
                                                                          distributions or the redemption of
            AVERAGE ANNUAL               ONE          SINCE               fund shares.
            TOTAL RETURN                 YEAR       INCEPTION
            -------------------------------------------------------       MSCI data copyright MSCI 2019,
                                         4.29%        4.89%               all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SMALL COMPANY PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                    [CHART]

                   International Small         MSCI World ex USA Small Cap
                    Company Portfolio             Index (net dividends)
                   ---------------------      ---------------------------
  10/31/2009             $10,000                       $10,000
  11/30/2009              10,136                        10,078
  12/31/2009              10,234                        10,205
   1/31/2010              10,076                        10,071
   2/28/2010              10,062                        10,013
   3/31/2010              10,780                        10,758
   4/30/2010              10,946                        10,970
   5/31/2010               9,650                         9,652
   6/30/2010               9,628                         9,562
   7/31/2010              10,508                        10,382
   8/31/2010              10,195                        10,112
   9/30/2010              11,316                        11,259
  10/31/2010              11,761                        11,723
  11/30/2010              11,433                        11,416
  12/31/2010              12,681                        12,707
   1/31/2011              12,836                        12,773
   2/28/2011              13,228                        13,136
   3/31/2011              13,207                        13,124
   4/30/2011              13,835                        13,775
   5/31/2011              13,451                        13,394
   6/30/2011              13,178                        13,104
   7/31/2011              13,051                        13,032
   8/31/2011              12,028                        12,003
   9/30/2011              10,606                        10,625
  10/31/2011              11,417                        11,487
  11/30/2011              11,057                        10,910
  12/31/2011              10,735                        10,698
   1/31/2012              11,650                        11,582
   2/29/2012              12,240                        12,238
   3/31/2012              12,287                        12,156
   4/30/2012              12,140                        12,093
   5/31/2012              10,727                        10,672
   6/30/2012              11,146                        11,040
   7/31/2012              11,115                        11,126
   8/31/2012              11,501                        11,445
   9/30/2012              11,980                        11,987
  10/31/2012              12,059                        12,046
  11/30/2012              12,162                        12,108
  12/31/2012              12,759                        12,568
   1/31/2013              13,320                        13,173
   2/28/2013              13,312                        13,219
   3/31/2013              13,554                        13,477
   4/30/2013              13,914                        13,868
   5/31/2013              13,610                        13,543
   6/30/2013              13,249                        13,008
   7/31/2013              14,126                        13,820
   8/31/2013              14,077                        13,796
   9/30/2013              15,237                        14,954
  10/31/2013              15,756                        15,396
  11/30/2013              15,829                        15,416
  12/31/2013              16,261                        15,779
   1/31/2014              15,973                        15,506
   2/28/2014              16,972                        16,385
   3/31/2014              16,947                        16,324
   4/30/2014              16,955                        16,273
   5/31/2014              17,065                        16,477
   6/30/2014              17,381                        16,851
   7/31/2014              16,828                        16,415
   8/31/2014              16,938                        16,455
   9/30/2014              15,909                        15,458
  10/31/2014              15,584                        15,067
  11/30/2014              15,430                        15,052
  12/31/2014              15,236                        14,936
   1/31/2015              15,111                        14,803
   2/28/2015              16,080                        15,750
   3/31/2015              15,829                        15,538
   4/30/2015              16,717                        16,328
   5/31/2015              16,914                        16,426
   6/30/2015              16,657                        16,184
   7/31/2015              16,549                        16,160
   8/31/2015              15,855                        15,440
   9/30/2015              15,328                        14,885
  10/31/2015              16,098                        15,768
  11/30/2015              16,116                        15,734
  12/31/2015              16,137                        15,751
   1/31/2016              15,087                        14,552
   2/29/2016              14,993                        14,630
   3/31/2016              16,199                        15,846
   4/30/2016              16,576                        16,346
   5/31/2016              16,670                        16,367
   6/30/2016              16,016                        15,643
   7/31/2016              16,940                        16,572
   8/31/2016              16,930                        16,433
   9/30/2016              17,430                        16,894
  10/31/2016              16,972                        16,393
  11/30/2016              16,666                        15,988
  12/31/2016              17,073                        16,431
   1/31/2017              17,785                        17,022
   2/28/2017              18,072                        17,349
   3/31/2017              18,507                        17,681
   4/30/2017              19,110                        18,307
   5/31/2017              19,673                        18,908
   6/30/2017              19,871                        18,969
   7/31/2017              20,567                        19,637
   8/31/2017              20,676                        19,802
   9/30/2017              21,257                        20,345
  10/31/2017              21,477                        20,633
  11/30/2017              21,646                        20,924
  12/31/2017              22,236                        21,530
   1/31/2018              23,313                        22,535
   2/28/2018              22,309                        21,659
   3/31/2018              22,153                        21,422
   4/30/2018              22,341                        21,748
   5/31/2018              22,153                        21,594
   6/30/2018              21,719                        21,221
   7/31/2018              21,928                        21,341
   8/31/2018              21,593                        21,194
   9/30/2018              21,469                        21,040
  10/31/2018              19,427                        19,034
  11/30/2018              19,227                        18,847
  12/31/2018              17,919                        17,639
   1/31/2019              19,336                        19,136
   2/28/2019              19,820                        19,577
   3/31/2019              19,696                        19,567
   4/30/2019              20,382                        20,101
   5/31/2019              19,133                        19,046
   6/30/2019              20,125                        19,912                Past performance is not predictive
   7/31/2019              19,786                        19,823                of future performance.
   8/31/2019              19,300                        19,364
   9/30/2019              19,826                        19,858                The returns shown do not reflect
  10/31/2019              20,678                        20,673                the deduction of taxes that a
                                                                              shareholder would pay on fund
                                                                              distributions or the redemption of
            AVERAGE ANNUAL        ONE         FIVE         TEN                fund shares.
            TOTAL RETURN          YEAR        YEARS       YEARS
            ----------------------------------------------------------        MSCI data copyright MSCI 2019,
                                  6.44%       5.82%       7.54%               all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
JAPANESE SMALL COMPANY PORTFOLIO VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                      [CHART]

                    Japanese Small Company          MSCI Japan Small Cap
                           Portfolio                Index (net dividends)
                -------------------------------     ---------------------
  10/31/2009                $10,000                       $10,000
  11/30/2009                  9,595                         9,643
  12/31/2009                  9,555                         9,462
   1/31/2010                  9,682                         9,667
   2/28/2010                  9,865                         9,850
   3/31/2010                 10,366                        10,298
   4/30/2010                 10,668                        10,577
   5/31/2010                  9,775                         9,844
   6/30/2010                  9,926                         9,887
   7/31/2010                 10,096                        10,007
   8/31/2010                  9,819                         9,795
   9/30/2010                 10,253                        10,196
  10/31/2010                 10,033                        10,112
  11/30/2010                 10,281                        10,309
  12/31/2010                 11,227                        11,349
   1/31/2011                 11,478                        11,484
   2/28/2011                 12,006                        11,946
   3/31/2011                 11,256                        11,209
   4/30/2011                 11,199                        11,219
   5/31/2011                 11,013                        11,052
   6/30/2011                 11,561                        11,464
   7/31/2011                 11,979                        11,940
   8/31/2011                 11,655                        11,452
   9/30/2011                 11,591                        11,462
  10/31/2011                 10,993                        11,039
  11/30/2011                 11,173                        10,740
  12/31/2011                 11,114                        10,908
   1/31/2012                 11,812                        11,356
   2/29/2012                 11,827                        11,479
   3/31/2012                 12,161                        11,786
   4/30/2012                 11,907                        11,615
   5/31/2012                 10,910                        10,650
   6/30/2012                 11,488                        11,105
   7/31/2012                 11,099                        10,931
   8/31/2012                 11,099                        10,869
   9/30/2012                 11,257                        11,169
  10/31/2012                 11,015                        10,928
  11/30/2012                 11,169                        11,003
  12/31/2012                 11,577                        11,345
   1/31/2013                 11,940                        11,770
   2/28/2013                 12,229                        12,169
   3/31/2013                 13,163                        13,152
   4/30/2013                 13,859                        14,017
   5/31/2013                 12,725                        12,906
   6/30/2013                 12,837                        12,871
   7/31/2013                 13,140                        13,081
   8/31/2013                 12,844                        12,904
   9/30/2013                 14,289                        14,373
  10/31/2013                 14,326                        14,314
  11/30/2013                 14,215                        14,219
  12/31/2013                 14,316                        14,334
   1/31/2014                 14,163                        14,292
   2/28/2014                 14,102                        13,975
   3/31/2014                 14,171                        14,011
   4/30/2014                 13,957                        13,751
   5/31/2014                 14,316                        14,201
   6/30/2014                 15,323                        15,207
   7/31/2014                 15,224                        15,289
   8/31/2014                 15,369                        15,179
   9/30/2014                 14,888                        14,672
  10/31/2014                 14,613                        14,279
  11/30/2014                 14,064                        14,118
  12/31/2014                 14,182                        14,266
   1/31/2015                 14,523                        14,745
   2/28/2015                 15,121                        15,276
   3/31/2015                 15,307                        15,571
   4/30/2015                 15,679                        15,862
   5/31/2015                 15,835                        16,050
   6/30/2015                 16,160                        16,284
   7/31/2015                 16,060                        16,221
   8/31/2015                 15,563                        15,666
   9/30/2015                 15,090                        15,103
  10/31/2015                 15,873                        16,111
  11/30/2015                 16,222                        16,317
  12/31/2015                 16,166                        16,452
   1/31/2016                 15,348                        15,404
   2/29/2016                 14,805                        15,245
   3/31/2016                 15,773                        16,196
   4/30/2016                 15,970                        16,901
   5/31/2016                 16,371                        16,905
   6/30/2016                 16,292                        16,805
   7/31/2016                 17,165                        17,706
   8/31/2016                 16,764                        17,079
   9/30/2016                 17,771                        18,000
  10/31/2016                 18,102                        18,240
  11/30/2016                 17,519                        17,382
  12/31/2016                 17,647                        17,697
   1/31/2017                 18,417                        18,365
   2/28/2017                 19,043                        18,929
   3/31/2017                 19,131                        18,895
   4/30/2017                 19,348                        19,218
   5/31/2017                 20,069                        19,925
   6/30/2017                 20,519                        20,112
   7/31/2017                 21,160                        20,648
   8/31/2017                 21,618                        21,033
   9/30/2017                 22,099                        21,366
  10/31/2017                 22,909                        22,098
  11/30/2017                 23,479                        22,875
  12/31/2017                 23,944                        23,228
   1/31/2018                 25,086                        24,214
   2/28/2018                 24,527                        23,921
   3/31/2018                 24,354                        23,715
   4/30/2018                 24,305                        23,747
   5/31/2018                 23,976                        23,694
   6/30/2018                 23,336                        22,968
   7/31/2018                 23,319                        22,769
   8/31/2018                 22,982                        22,623
   9/30/2018                 23,368                        22,938
  10/31/2018                 21,117                        20,769
  11/30/2018                 21,528                        21,333
  12/31/2018                 19,271                        19,514
   1/31/2019                 20,286                        20,582
   2/28/2019                 20,621                        20,814
   3/31/2019                 20,445                        20,901
   4/30/2019                 20,780                        21,084
   5/31/2019                 19,669                        20,225
   6/30/2019                 20,445                        20,718            Past performance is not predictive
   7/31/2019                 20,454                        20,985            of future performance.
   8/31/2019                 19,924                        20,782
   9/30/2019                 20,807                        21,536            The returns shown do not reflect
  10/31/2019                 21,963                        22,702            the deduction of taxes that a
                                                                             shareholder would pay on fund
                                                                             distributions or the redemption of
            AVERAGE ANNUAL        ONE         FIVE         TEN               fund shares.
            TOTAL RETURN          YEAR        YEARS       YEARS
            ----------------------------------------------------------       MSCI data copyright MSCI 2019,
                                  4.01%       8.49%       8.19%              all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASIA PACIFIC SMALL COMPANY PORTFOLIO VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                       [CHART]

                      Asia Pacific Small       MSCI Pacific ex Japan Small Cap
                       Company Portfolio           Index (net dividends)
                -----------------------------  -------------------------------
  10/31/2009                $10,000                       $10,000
  11/30/2009                 10,466                        10,288
  12/31/2009                 10,740                        10,699
   1/31/2010                 10,155                        10,015
   2/28/2010                 10,332                        10,140
   3/31/2010                 11,182                        10,976
   4/30/2010                 11,329                        11,283
   5/31/2010                  9,759                         9,579
   6/30/2010                  9,637                         9,524
   7/31/2010                 10,703                        10,494
   8/31/2010                 10,688                        10,470
   9/30/2010                 12,310                        12,042
  10/31/2010                 12,835                        12,577
  11/30/2010                 12,660                        12,409
  12/31/2010                 13,899                        13,661
   1/31/2011                 13,598                        13,264
   2/28/2011                 13,681                        13,336
   3/31/2011                 13,968                        13,746
   4/30/2011                 14,555                        14,302
   5/31/2011                 14,124                        13,974
   6/30/2011                 13,644                        13,478
   7/31/2011                 13,864                        13,676
   8/31/2011                 12,894                        12,725
   9/30/2011                 10,487                        10,411
  10/31/2011                 12,118                        12,117
  11/30/2011                 11,792                        11,291
  12/31/2011                 11,101                        10,929
   1/31/2012                 12,246                        12,064
   2/29/2012                 13,171                        13,002
   3/31/2012                 12,974                        12,595
   4/30/2012                 12,920                        12,663
   5/31/2012                 11,306                        11,019
   6/30/2012                 11,540                        11,173
   7/31/2012                 11,707                        11,541
   8/31/2012                 12,096                        11,725
   9/30/2012                 12,691                        12,349
  10/31/2012                 12,977                        12,603
  11/30/2012                 13,155                        12,728
  12/31/2012                 13,768                        13,047
   1/31/2013                 14,455                        13,739
   2/28/2013                 14,513                        13,902
   3/31/2013                 14,577                        13,937
   4/30/2013                 14,328                        13,826
   5/31/2013                 13,260                        12,809
   6/30/2013                 12,324                        11,713
   7/31/2013                 12,925                        12,181
   8/31/2013                 13,023                        12,287
   9/30/2013                 13,936                        13,232
  10/31/2013                 14,334                        13,464
  11/30/2013                 13,826                        12,895
  12/31/2013                 13,995                        12,957
   1/31/2014                 13,333                        12,356
   2/28/2014                 14,098                        13,021
   3/31/2014                 14,302                        13,261
   4/30/2014                 14,333                        13,348
   5/31/2014                 14,345                        13,457
   6/30/2014                 14,447                        13,530
   7/31/2014                 14,748                        13,825
   8/31/2014                 14,977                        13,931
   9/30/2014                 13,592                        12,651
  10/31/2014                 13,784                        12,801
  11/30/2014                 13,236                        12,395
  12/31/2014                 12,847                        12,084
   1/31/2015                 12,542                        11,846
   2/28/2015                 13,152                        12,421
   3/31/2015                 12,961                        12,197
   4/30/2015                 14,003                        12,897
   5/31/2015                 14,155                        12,834
   6/30/2015                 13,152                        11,910
   7/31/2015                 12,511                        11,372
   8/31/2015                 11,437                        10,312
   9/30/2015                 11,272                        10,099
  10/31/2015                 12,104                        10,923
  11/30/2015                 12,060                        10,832
  12/31/2015                 12,390                        11,016
   1/31/2016                 11,491                        10,059
   2/29/2016                 11,656                        10,305
   3/31/2016                 13,045                        11,494
   4/30/2016                 13,217                        11,701
   5/31/2016                 13,071                        11,506
   6/30/2016                 13,283                        11,584
   7/31/2016                 14,195                        12,441
   8/31/2016                 14,089                        12,348
   9/30/2016                 14,506                        12,606
  10/31/2016                 14,063                        12,076
  11/30/2016                 13,785                        11,883
  12/31/2016                 13,629                        11,841
   1/31/2017                 14,247                        12,222
   2/28/2017                 14,645                        12,572
   3/31/2017                 14,892                        12,757
   4/30/2017                 14,741                        12,705
   5/31/2017                 14,720                        12,784
   6/30/2017                 15,269                        13,179
   7/31/2017                 15,749                        13,502
   8/31/2017                 15,914                        13,656
   9/30/2017                 15,914                        13,740
  10/31/2017                 16,271                        14,099
  11/30/2017                 16,463                        14,365
  12/31/2017                 17,058                        14,918
   1/31/2018                 17,773                        15,569
   2/28/2018                 17,187                        15,086
   3/31/2018                 16,944                        14,646
   4/30/2018                 16,887                        14,719
   5/31/2018                 17,173                        14,789
   6/30/2018                 16,665                        14,364
   7/31/2018                 16,708                        14,394
   8/31/2018                 16,329                        14,158
   9/30/2018                 16,322                        14,139
  10/31/2018                 14,886                        12,830
  11/30/2018                 15,257                        13,186
  12/31/2018                 14,419                        12,509
   1/31/2019                 15,461                        13,575
   2/28/2019                 16,008                        13,982
   3/31/2019                 16,038                        14,069
   4/30/2019                 16,311                        14,262
   5/31/2019                 15,520                        13,730
   6/30/2019                 15,934                        14,354                 Past performance is not predictive
   7/31/2019                 15,912                        14,536                 of future performance.
   8/31/2019                 14,922                        13,815
   9/30/2019                 15,306                        14,058                 The returns shown do not reflect
  10/31/2019                 15,602                        14,256                 the deduction of taxes that a
                                                                                  shareholder would pay on fund
                                                                                  distributions or the redemption of
             AVERAGE ANNUAL         ONE          FIVE          TEN                fund shares.
             TOTAL RETURN           YEAR         YEARS        YEARS
             -------------------------------------------------------------        MSCI data copyright MSCI 2019,
                                    4.81%        2.51%        4.55%               all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
UNITED KINGDOM SMALL COMPANY PORTFOLIO VS.
MSCI UNITED KINGDOM SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                    [CHART]

                  United Kingdom Small Company        MSCI UK Small Cap
                          Portfolio                 Index (net dividends)
                ------------------------------     -----------------------
  10/31/2009               $10,000                         $10,000
  11/30/2009                 9,965                           9,896
  12/31/2009                10,170                          10,140
   1/31/2010                10,068                          10,093
   2/28/2010                 9,722                           9,641
   3/31/2010                10,532                          10,491
   4/30/2010                10,915                          10,910
   5/31/2010                 9,676                           9,598
   6/30/2010                 9,859                           9,640
   7/31/2010                11,186                          10,799
   8/31/2010                10,769                          10,506
   9/30/2010                11,916                          11,664
  10/31/2010                12,537                          12,161
  11/30/2010                11,916                          11,654
  12/31/2010                13,127                          12,874
   1/31/2011                13,315                          12,998
   2/28/2011                13,712                          13,341
   3/31/2011                13,450                          13,111
   4/30/2011                14,638                          14,313
   5/31/2011                14,544                          14,131
   6/30/2011                14,079                          13,655
   7/31/2011                13,979                          13,618
   8/31/2011                12,580                          12,229
   9/30/2011                11,307                          10,939
  10/31/2011                12,501                          12,134
  11/30/2011                12,117                          11,663
  12/31/2011                11,736                          11,274
   1/31/2012                12,768                          12,418
   2/29/2012                13,811                          13,571
   3/31/2012                14,102                          13,616
   4/30/2012                14,341                          13,847
   5/31/2012                12,721                          12,132
   6/30/2012                13,340                          12,709
   7/31/2012                13,560                          12,941
   8/31/2012                14,298                          13,626
   9/30/2012                15,029                          14,353
  10/31/2012                15,355                          14,650
  11/30/2012                15,449                          14,655
  12/31/2012                16,292                          15,330
   1/31/2013                16,577                          15,733
   2/28/2013                16,723                          15,822
   3/31/2013                17,217                          16,248
   4/30/2013                17,648                          16,654
   5/31/2013                17,804                          16,879
   6/30/2013                17,412                          16,270
   7/31/2013                18,877                          17,625
   8/31/2013                19,008                          17,867
   9/30/2013                20,286                          19,208
  10/31/2013                21,007                          19,884
  11/30/2013                21,479                          20,352
  12/31/2013                22,657                          21,335
   1/31/2014                22,115                          20,882
   2/28/2014                24,091                          22,907
   3/31/2014                23,345                          22,080
   4/30/2014                22,955                          21,552
   5/31/2014                22,925                          21,594
   6/30/2014                22,899                          21,543
   7/31/2014                22,179                          20,934
   8/31/2014                22,507                          21,154
   9/30/2014                21,221                          19,913
  10/31/2014                21,162                          19,786
  11/30/2014                20,997                          19,793
  12/31/2014                21,329                          20,118
   1/31/2015                20,839                          19,570
   2/28/2015                22,791                          21,503
   3/31/2015                21,600                          20,513
   4/30/2015                22,959                          21,829
   5/31/2015                24,105                          22,830
   6/30/2015                24,033                          22,858
   7/31/2015                24,079                          23,022
   8/31/2015                23,055                          22,116
   9/30/2015                22,355                          21,301
  10/31/2015                23,157                          22,244
  11/30/2015                23,118                          22,064
  12/31/2015                22,860                          21,828
   1/31/2016                21,044                          19,709
   2/29/2016                20,662                          19,503
   3/31/2016                21,895                          20,878
   4/30/2016                22,000                          21,158
   5/31/2016                22,346                          21,768
   6/30/2016                19,523                          18,674
   7/31/2016                20,577                          19,748
   8/31/2016                21,011                          20,078
   9/30/2016                21,031                          20,249
  10/31/2016                19,405                          18,710
  11/30/2016                19,861                          19,129
  12/31/2016                20,241                          19,546
   1/31/2017                20,883                          19,993
   2/28/2017                21,193                          20,461
   3/31/2017                21,732                          20,788
   4/30/2017                23,372                          22,455
   5/31/2017                23,621                          22,908
   6/30/2017                23,144                          22,391
   7/31/2017                24,044                          23,368
   8/31/2017                23,602                          23,107
   9/30/2017                24,826                          24,277
  10/31/2017                25,087                          24,721
  11/30/2017                25,056                          24,812
  12/31/2017                25,991                          25,889
   1/31/2018                26,817                          26,818
   2/28/2018                24,973                          25,218
   3/31/2018                25,382                          25,504
   4/30/2018                26,199                          26,414
   5/31/2018                26,141                          26,330
   6/30/2018                25,904                          26,120
   7/31/2018                25,753                          26,034
   8/31/2018                25,351                          25,648
   9/30/2018                25,048                          25,112
  10/31/2018                22,744                          22,780
  11/30/2018                22,111                          21,888
  12/31/2018                20,853                          20,712
   1/31/2019                23,025                          23,020
   2/28/2019                23,942                          23,914
   3/31/2019                23,693                          23,768
   4/30/2019                24,859                          24,920
   5/31/2019                23,052                          23,197            Past performance is not predictive
   6/30/2019                23,766                          23,705            of future performance.
   7/31/2019                22,900                          22,981
   8/31/2019                22,578                          22,380            The returns shown do not reflect
   9/30/2019                23,674                          23,454            the deduction of taxes that a
  10/31/2019                25,050                          24,923            shareholder would pay on fund
                                                                              distributions or the redemption of
            AVERAGE ANNUAL         ONE         FIVE         TEN               fund shares.
            TOTAL RETURN           YEAR        YEARS       YEARS
            -----------------------------------------------------------       MSCI data copyright MSCI 2019,
                                  10.14%       3.43%       9.62%              all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTINENTAL SMALL COMPANY PORTFOLIO VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                       [CHART]


                   Continental Small Company           MSCI Europe ex UK
                           Portfolio             Small Cap Index (net dividends)
                   -------------------------    --------------------------------
  10/31/2009                $10,000                         $10,000
  11/30/2009                 10,300                          10,206
  12/31/2009                 10,264                          10,252
   1/31/2010                 10,090                          10,115
   2/28/2010                  9,876                           9,827
   3/31/2010                 10,605                          10,624
   4/30/2010                 10,504                          10,557
   5/31/2010                  9,008                           8,924
   6/30/2010                  8,944                           8,790
   7/31/2010                 10,016                           9,844
   8/31/2010                  9,554                           9,376
   9/30/2010                 10,874                          10,823
  10/31/2010                 11,485                          11,517
  11/30/2010                 10,589                          10,644
  12/31/2010                 11,965                          12,135
   1/31/2011                 12,299                          12,409
   2/28/2011                 12,504                          12,619
   3/31/2011                 12,927                          13,045
   4/30/2011                 13,793                          13,956
   5/31/2011                 13,322                          13,424
   6/30/2011                 12,889                          12,991
   7/31/2011                 12,156                          12,202
   8/31/2011                 10,910                          10,927
   9/30/2011                  9,257                           9,286
  10/31/2011                 10,211                          10,303
  11/30/2011                  9,528                           9,498
  12/31/2011                  9,156                           9,175
   1/31/2012                 10,022                          10,085
   2/29/2012                 10,659                          10,859
   3/31/2012                 10,680                          10,771
   4/30/2012                 10,428                          10,592
   5/31/2012                  9,001                           9,139
   6/30/2012                  9,388                           9,590
   7/31/2012                  9,295                           9,556
   8/31/2012                  9,710                           9,972
   9/30/2012                 10,220                          10,509
  10/31/2012                 10,400                          10,690
  11/30/2012                 10,529                          10,854
  12/31/2012                 11,164                          11,439
   1/31/2013                 12,007                          12,371
   2/28/2013                 11,884                          12,333
   3/31/2013                 11,618                          12,016
   4/30/2013                 12,086                          12,482
   5/31/2013                 12,309                          12,766
   6/30/2013                 11,898                          12,198
   7/31/2013                 12,931                          13,307
   8/31/2013                 12,945                          13,282
   9/30/2013                 14,070                          14,418
  10/31/2013                 14,870                          15,286
  11/30/2013                 15,134                          15,558
  12/31/2013                 15,555                          15,962
   1/31/2014                 15,459                          15,830
   2/28/2014                 16,813                          17,213
   3/31/2014                 16,894                          17,228
   4/30/2014                 17,048                          17,300
   5/31/2014                 17,114                          17,494
   6/30/2014                 16,962                          17,323
   7/31/2014                 15,962                          16,302
   8/31/2014                 15,768                          16,171
   9/30/2014                 14,920                          15,279
  10/31/2014                 14,472                          14,780
  11/30/2014                 14,816                          15,213
  12/31/2014                 14,345                          14,850
   1/31/2015                 14,435                          14,884
   2/28/2015                 15,425                          15,983
   3/31/2015                 15,350                          15,821
   4/30/2015                 16,167                          16,668
   5/31/2015                 16,182                          16,557
   6/30/2015                 15,834                          16,165
   7/31/2015                 16,275                          16,765
   8/31/2015                 15,659                          16,117
   9/30/2015                 15,102                          15,572
  10/31/2015                 15,827                          16,463
  11/30/2015                 15,796                          16,419
  12/31/2015                 15,988                          16,663
   1/31/2016                 14,902                          15,346
   2/29/2016                 14,871                          15,399
   3/31/2016                 16,134                          16,780
   4/30/2016                 16,464                          16,990
   5/31/2016                 16,494                          17,063
   6/30/2016                 15,590                          15,954
   7/31/2016                 16,609                          16,989
   8/31/2016                 16,820                          17,134
   9/30/2016                 17,234                          17,545
  10/31/2016                 16,728                          16,893
  11/30/2016                 16,097                          16,206
  12/31/2016                 16,925                          17,063
   1/31/2017                 17,667                          17,730
   2/28/2017                 17,847                          17,932
   3/31/2017                 18,613                          18,676
   4/30/2017                 19,755                          19,825
   5/31/2017                 20,841                          20,893
   6/30/2017                 20,841                          20,791
   7/31/2017                 21,632                          21,733
   8/31/2017                 21,679                          21,919
   9/30/2017                 22,402                          22,669
  10/31/2017                 22,363                          22,676
  11/30/2017                 22,402                          22,790
  12/31/2017                 22,871                          23,373
   1/31/2018                 24,447                          24,971
   2/28/2018                 23,407                          23,870
   3/31/2018                 23,047                          23,431
   4/30/2018                 23,095                          23,826
   5/31/2018                 22,639                          23,236
   6/30/2018                 22,176                          22,947
   7/31/2018                 22,777                          23,524
   8/31/2018                 22,493                          23,312
   9/30/2018                 22,057                          22,838
  10/31/2018                 19,872                          20,523
  11/30/2018                 19,415                          19,848
  12/31/2018                 18,375                          18,738
   1/31/2019                 19,832                          20,340
   2/28/2019                 20,247                          20,733
   3/31/2019                 20,197                          20,781
   4/30/2019                 21,281                          21,655
   5/31/2019                 19,900                          20,325
   6/30/2019                 21,276                          21,677                 Past performance is not predictive
   7/31/2019                 20,579                          21,230                 of future performance.
   8/31/2019                 20,174                          20,628
   9/30/2019                 20,508                          20,922                 The returns shown do not reflect
  10/31/2019                 21,450                          21,806                 the deduction of taxes that a
                                                                                    shareholder would pay on fund
                                                                                    distributions or the redemption of
             AVERAGE ANNUAL         ONE          FIVE          TEN                  fund shares.
             TOTAL RETURN           YEAR         YEARS        YEARS
             --------------------------------------------------------------         MSCI data copyright MSCI 2019,
                                    7.94%        8.19%        7.93%                 all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------

           DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO VS.
           S&P GLOBAL EX U.S. REIT INDEX (NET DIVIDENDS)
           OCTOBER 31, 2009-OCTOBER 31, 2019

                                       [CHART]


                       DFA International
                    Real Estate Securities               S&P Global ex U.S.
                           Portfolio                 REIT Index (net dividends)
                  --------------------------        ----------------------------
  10/31/2009                $10,000                          $10,000
  11/30/2009                 10,115                           10,007
  12/31/2009                 10,276                           10,179
   1/31/2010                  9,892                            9,848
   2/28/2010                  9,935                            9,810
   3/31/2010                 10,276                           10,151
   4/30/2010                 10,361                           10,270
   5/31/2010                  9,274                            9,142
   6/30/2010                  9,295                            9,178
   7/31/2010                 10,382                           10,177
   8/31/2010                 10,404                           10,207
   9/30/2010                 11,406                           11,185
  10/31/2010                 11,896                           11,643
  11/30/2010                 11,150                           10,928
  12/31/2010                 12,135                           11,900
   1/31/2011                 12,183                           11,898
   2/28/2011                 12,691                           12,377
   3/31/2011                 12,715                           12,409
   4/30/2011                 13,513                           13,179
   5/31/2011                 13,441                           13,106
   6/30/2011                 13,344                           12,978
   7/31/2011                 13,126                           12,792
   8/31/2011                 12,594                           12,263
   9/30/2011                 10,975                           10,752
  10/31/2011                 11,845                           11,634
  11/30/2011                 11,603                           11,155
  12/31/2011                 11,194                           10,875
   1/31/2012                 11,961                           11,580
   2/29/2012                 12,370                           12,045
   3/31/2012                 12,523                           12,090
   4/30/2012                 12,779                           12,381
   5/31/2012                 12,038                           11,574
   6/30/2012                 12,830                           12,365
   7/31/2012                 13,418                           13,036
   8/31/2012                 13,622                           13,159
   9/30/2012                 13,929                           13,510
  10/31/2012                 14,491                           14,007
  11/30/2012                 14,594                           14,105
  12/31/2012                 14,935                           14,346
   1/31/2013                 15,166                           14,715
   2/28/2013                 15,281                           14,847
   3/31/2013                 15,888                           15,410
   4/30/2013                 16,726                           16,219
   5/31/2013                 15,195                           14,756
   6/30/2013                 14,646                           14,131
   7/31/2013                 14,704                           14,162
   8/31/2013                 14,155                           13,664
   9/30/2013                 15,368                           14,835
  10/31/2013                 15,830                           15,275
  11/30/2013                 15,339                           14,800
  12/31/2013                 15,274                           14,685
   1/31/2014                 15,000                           14,420
   2/28/2014                 15,882                           15,221
   3/31/2014                 15,852                           15,165
   4/30/2014                 16,521                           15,771
   5/31/2014                 17,008                           16,243
   6/30/2014                 17,373                           16,656
   7/31/2014                 17,343                           16,684
   8/31/2014                 17,647                           16,959
   9/30/2014                 16,491                           15,820
  10/31/2014                 17,130                           16,315
  11/30/2014                 17,191                           16,473
  12/31/2014                 16,970                           16,292
   1/31/2015                 17,618                           16,834
   2/28/2015                 17,909                           17,139
   3/31/2015                 17,423                           16,645
   4/30/2015                 17,812                           17,013
   5/31/2015                 17,326                           16,538
   6/30/2015                 16,937                           16,121
   7/31/2015                 17,067                           16,296
   8/31/2015                 16,128                           15,379
   9/30/2015                 16,257                           15,429
  10/31/2015                 17,067                           16,322
  11/30/2015                 16,549                           15,808
  12/31/2015                 16,355                           15,715
   1/31/2016                 16,091                           15,289
   2/29/2016                 16,421                           15,788
   3/31/2016                 17,773                           17,067
   4/30/2016                 18,367                           17,659
   5/31/2016                 17,872                           17,141
   6/30/2016                 18,103                           17,290
   7/31/2016                 18,927                           18,120
   8/31/2016                 18,466                           17,711
   9/30/2016                 18,466                           17,683
  10/31/2016                 17,246                           16,530
  11/30/2016                 16,421                           15,749
  12/31/2016                 16,860                           16,206
   1/31/2017                 17,075                           16,358
   2/28/2017                 17,398                           16,711
   3/31/2017                 17,577                           16,793
   4/30/2017                 17,900                           17,096
   5/31/2017                 18,187                           17,438
   6/30/2017                 17,936                           17,227
   7/31/2017                 18,545                           17,765
   8/31/2017                 18,545                           17,785
   9/30/2017                 18,330                           17,604
  10/31/2017                 18,187                           17,473
  11/30/2017                 18,832                           18,115
  12/31/2017                 19,453                           18,741
   1/31/2018                 20,089                           19,339
   2/28/2018                 18,967                           18,311
   3/31/2018                 19,303                           18,505
   4/30/2018                 19,565                           18,810
   5/31/2018                 19,378                           18,589
   6/30/2018                 19,229                           18,461
   7/31/2018                 19,490                           18,688
   8/31/2018                 19,191                           18,466
   9/30/2018                 19,004                           18,202
  10/31/2018                 18,144                           17,383
  11/30/2018                 18,406                           17,603
  12/31/2018                 18,111                           17,350
   1/31/2019                 19,815                           19,031
   2/28/2019                 19,696                           18,875
   3/31/2019                 20,251                           19,385
   4/30/2019                 20,172                           19,286
   5/31/2019                 20,013                           19,163                Past performance is not predictive
   6/30/2019                 20,687                           19,897                of future performance.
   7/31/2019                 20,449                           19,784
   8/31/2019                 20,806                           20,058                The returns shown do not reflect
   9/30/2019                 21,321                           20,532                the deduction of taxes that a
  10/31/2019                 22,232                           21,358                shareholder would pay on fund
                                                                                    distributions or the redemption of
                                                                                    fund shares.
             AVERAGE ANNUAL          ONE          FIVE          TEN
             TOTAL RETURN            YEAR         YEARS        YEARS                Copyright 2019 S&P Dow Jones
             ---------------------------------------------------------------        Indices LLC, a division of S&P
                                    22.54%        5.35%        8.32%                Global. All rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

               DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO VS.
               S&P GLOBAL REIT INDEX (NET DIVIDENDS)
               OCTOBER 31, 2009-OCTOBER 31, 2019

                                      [CHART]


                          DFA Global Real                   S&P Global
                    Estate Securities Portfolio     REIT Index (net dividends)
                    ---------------------------     --------------------------
 10/31/2009                  $10,000                        $10,000
 11/30/2009                   10,415                         10,335
 12/31/2009                   10,869                         10,788
  1/31/2010                   10,377                         10,317
  2/28/2010                   10,710                         10,588
  3/31/2010                   11,456                         11,325
  4/30/2010                   11,932                         11,819
  5/31/2010                   11,043                         10,894
  6/30/2010                   10,726                         10,571
  7/31/2010                   11,868                         11,647
  8/31/2010                   11,805                         11,573
  9/30/2010                   12,582                         12,334
 10/31/2010                   13,138                         12,881
 11/30/2010                   12,630                         12,385
 12/31/2010                   13,455                         13,171
  1/31/2011                   13,744                         13,408
  2/28/2011                   14,338                         13,987
  3/31/2011                   14,236                         13,873
  4/30/2011                   15,086                         14,692
  5/31/2011                   15,171                         14,765
  6/30/2011                   14,831                         14,412
  7/31/2011                   14,865                         14,456
  8/31/2011                   14,152                         13,716
  9/30/2011                   12,487                         12,128
 10/31/2011                   13,948                         13,565
 11/30/2011                   13,523                         13,027
 12/31/2011                   13,699                         13,251
  1/31/2012                   14,576                         14,105
  2/29/2012                   14,681                         14,219
  3/31/2012                   15,208                         14,673
  4/30/2012                   15,593                         15,068
  5/31/2012                   14,804                         14,264
  6/30/2012                   15,699                         15,120
  7/31/2012                   16,155                         15,605
  8/31/2012                   16,225                         15,656
  9/30/2012                   16,172                         15,621
 10/31/2012                   16,365                         15,765
 11/30/2012                   16,365                         15,775
 12/31/2012                   16,874                         16,217
  1/31/2013                   17,342                         16,739
  2/28/2013                   17,510                         16,919
  3/31/2013                   18,072                         17,460
  4/30/2013                   19,177                         18,524
  5/31/2013                   17,791                         17,191
  6/30/2013                   17,342                         16,693
  7/31/2013                   17,454                         16,803
  8/31/2013                   16,462                         15,844
  9/30/2013                   17,323                         16,665
 10/31/2013                   17,960                         17,305
 11/30/2013                   17,173                         16,545
 12/31/2013                   17,173                         16,499
  1/31/2014                   17,464                         16,776
  2/28/2014                   18,416                         17,642
  3/31/2014                   18,474                         17,658
  4/30/2014                   19,173                         18,290
  5/31/2014                   19,679                         18,760
  6/30/2014                   19,950                         19,058
  7/31/2014                   19,950                         19,068
  8/31/2014                   20,436                         19,524
  9/30/2014                   19,154                         18,283
 10/31/2014                   20,650                         19,607
 11/30/2014                   20,941                         19,914
 12/31/2014                   21,078                         20,053
  1/31/2015                   22,288                         21,141
  2/28/2015                   21,905                         20,797
  3/31/2015                   21,925                         20,780
  4/30/2015                   21,280                         20,164
  5/31/2015                   21,017                         19,911
  6/30/2015                   20,271                         19,138
  7/31/2015                   21,038                         19,877
  8/31/2015                   19,807                         18,675
  9/30/2015                   20,271                         19,035
 10/31/2015                   21,360                         20,115
 11/30/2015                   21,058                         19,797
 12/31/2015                   21,223                         19,965
  1/31/2016                   20,644                         19,323
  2/29/2016                   20,748                         19,503
  3/31/2016                   22,732                         21,350
  4/30/2016                   22,628                         21,270
  5/31/2016                   22,732                         21,318
  6/30/2016                   23,889                         22,306
  7/31/2016                   24,922                         23,319
  8/31/2016                   24,157                         22,552
  9/30/2016                   23,868                         22,255
 10/31/2016                   22,401                         20,897
 11/30/2016                   21,760                         20,320
 12/31/2016                   22,616                         21,117
  1/31/2017                   22,681                         21,134
  2/28/2017                   23,334                         21,795
  3/31/2017                   23,051                         21,422
  4/30/2017                   23,203                         21,555
  5/31/2017                   23,269                         21,581
  6/30/2017                   23,464                         21,781
  7/31/2017                   23,943                         22,174
  8/31/2017                   24,008                         22,119
  9/30/2017                   23,812                         22,028
 10/31/2017                   23,704                         21,797
 11/30/2017                   24,443                         22,453
 12/31/2017                   24,698                         22,683
  1/31/2018                   24,450                         22,320
  2/28/2018                   22,803                         20,830
  3/31/2018                   23,547                         21,369
  4/30/2018                   23,705                         21,692
  5/31/2018                   24,202                         22,155
  6/30/2018                   24,811                         22,663
  7/31/2018                   25,081                         22,852
  8/31/2018                   25,397                         23,207
  9/30/2018                   24,901                         22,655
 10/31/2018                   24,156                         21,917
 11/30/2018                   25,059                         22,689
 12/31/2018                   23,672                         21,344
  1/31/2019                   26,181                         23,684
  2/28/2019                   26,252                         23,666
  3/31/2019                   27,270                         24,346
  4/30/2019                   27,152                         24,247               Past performance is not predictive
  5/31/2019                   27,246                         24,180               of future performance.
  6/30/2019                   27,767                         24,660
  7/31/2019                   27,980                         24,812               The returns shown do not reflect
  8/31/2019                   28,903                         25,418               the deduction of taxes that a
  9/30/2019                   29,448                         26,071               shareholder would pay on fund
 10/31/2019                   30,087                         26,669               distributions or the redemption of
                                                                                  fund shares.
            AVERAGE ANNUAL          ONE          FIVE         TEN
            TOTAL RETURN            YEAR         YEARS       YEARS                Copyright 2019 S&P Dow Jones
            --------------------------------------------------------------        Indices LLC, a division of S&P
                                   24.55%        7.82%       11.64%               Global. All rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                       [CHART]

               DFA International Small Cap Value         MSCI World ex USA
                            Portfolio             Small Cap Index (net dividends)
               ---------------------------------  -------------------------------
  10/31/2009               $10,000                           $10,000
  11/30/2009                10,047                            10,078
  12/31/2009                10,165                            10,205
   1/31/2010                 9,970                            10,071
   2/28/2010                 9,875                            10,013
   3/31/2010                10,677                            10,758
   4/30/2010                10,812                            10,970
   5/31/2010                 9,357                             9,652
   6/30/2010                 9,168                             9,562
   7/31/2010                10,060                            10,382
   8/31/2010                 9,590                            10,112
   9/30/2010                10,667                            11,259
  10/31/2010                11,001                            11,723
  11/30/2010                10,688                            11,416
  12/31/2010                12,005                            12,707
   1/31/2011                12,256                            12,773
   2/28/2011                12,612                            13,136
   3/31/2011                12,675                            13,124
   4/30/2011                13,219                            13,775
   5/31/2011                12,766                            13,394
   6/30/2011                12,487                            13,104
   7/31/2011                12,247                            13,032
   8/31/2011                11,082                            12,003
   9/30/2011                 9,775                            10,625
  10/31/2011                10,519                            11,487
  11/30/2011                10,179                            10,910
  12/31/2011                 9,908                            10,698
   1/31/2012                10,900                            11,582
   2/29/2012                11,550                            12,238
   3/31/2012                11,564                            12,156
   4/30/2012                11,243                            12,093
   5/31/2012                 9,813                            10,672
   6/30/2012                10,297                            11,040
   7/31/2012                10,268                            11,126
   8/31/2012                10,645                            11,445
   9/30/2012                11,143                            11,987
  10/31/2012                11,246                            12,046
  11/30/2012                11,402                            12,108
  12/31/2012                12,114                            12,568
   1/31/2013                12,735                            13,173
   2/28/2013                12,811                            13,219
   3/31/2013                13,072                            13,477
   4/30/2013                13,443                            13,868
   5/31/2013                13,178                            13,543
   6/30/2013                12,777                            13,008
   7/31/2013                13,729                            13,820
   8/31/2013                13,560                            13,796
   9/30/2013                14,874                            14,954
  10/31/2013                15,496                            15,396
  11/30/2013                15,520                            15,416
  12/31/2013                16,036                            15,779
   1/31/2014                15,816                            15,506
   2/28/2014                16,903                            16,385
   3/31/2014                17,014                            16,324
   4/30/2014                16,943                            16,273
   5/31/2014                17,077                            16,477
   6/30/2014                17,345                            16,851
   7/31/2014                16,736                            16,415
   8/31/2014                16,847                            16,455
   9/30/2014                15,866                            15,458
  10/31/2014                15,517                            15,067
  11/30/2014                15,406                            15,052
  12/31/2014                15,237                            14,936
   1/31/2015                15,138                            14,803
   2/28/2015                16,269                            15,750
   3/31/2015                15,949                            15,538
   4/30/2015                16,752                            16,328
   5/31/2015                17,014                            16,426
   6/30/2015                16,777                            16,184
   7/31/2015                16,571                            16,160
   8/31/2015                15,864                            15,440
   9/30/2015                15,231                            14,885
  10/31/2015                16,030                            15,768
  11/30/2015                15,907                            15,734
  12/31/2015                15,845                            15,751
   1/31/2016                14,674                            14,552
   2/29/2016                14,547                            14,630
   3/31/2016                15,716                            15,846
   4/30/2016                16,253                            16,346
   5/31/2016                16,125                            16,367
   6/30/2016                15,220                            15,643
   7/31/2016                16,315                            16,572
   8/31/2016                16,376                            16,433
   9/30/2016                16,824                            16,894
  10/31/2016                16,686                            16,393
  11/30/2016                16,591                            15,988
  12/31/2016                17,113                            16,431
   1/31/2017                17,851                            17,022
   2/28/2017                18,085                            17,349
   3/31/2017                18,435                            17,681
   4/30/2017                18,903                            18,307
   5/31/2017                19,254                            18,908
   6/30/2017                19,603                            18,969
   7/31/2017                20,343                            19,637
   8/31/2017                20,442                            19,802
   9/30/2017                21,092                            20,345
  10/31/2017                21,273                            20,633
  11/30/2017                21,291                            20,924
  12/31/2017                21,901                            21,530
   1/31/2018                22,864                            22,535
   2/28/2018                21,739                            21,659
   3/31/2018                21,405                            21,422
   4/30/2018                21,834                            21,748
   5/31/2018                21,205                            21,594
   6/30/2018                20,661                            21,221
   7/31/2018                20,986                            21,341
   8/31/2018                20,366                            21,194
   9/30/2018                20,460                            21,040
  10/31/2018                18,430                            19,034
  11/30/2018                18,085                            18,847
  12/31/2018                16,796                            17,639
   1/31/2019                18,057                            19,136
   2/28/2019                18,541                            19,577
   3/31/2019                18,248                            19,567
   4/30/2019                18,854                            20,101
   5/31/2019                17,381                            19,046
   6/30/2019                18,276                            19,912                 Past performance is not predictive
   7/31/2019                17,992                            19,823                 of future performance.
   8/31/2019                17,534                            19,364
   9/30/2019                18,175                            19,858                 The returns shown do not reflect
  10/31/2019                18,972                            20,673                 the deduction of taxes that a
                                                                                     shareholder would pay on fund
                                                                                     distributions or the redemption of
              AVERAGE ANNUAL         ONE          FIVE          TEN                  fund shares.
              TOTAL RETURN           YEAR         YEARS        YEARS
              --------------------------------------------------------------         MSCI data copyright MSCI 2019,
                                     2.94%        4.10%        6.61%                 all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL VECTOR EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                       [CHART]


                       International Vector          MSCI World ex USA
                         Equity Portfolio          Index (net dividends)
                      ----------------------       ---------------------
  10/31/2009                $10,000                     $10,000
  11/30/2009                 10,217                      10,247
  12/31/2009                 10,331                      10,411
   1/31/2010                  9,972                       9,923
   2/28/2010                  9,950                       9,913
   3/31/2010                 10,740                      10,551
   4/30/2010                 10,761                      10,394
   5/31/2010                  9,433                       9,247
   6/30/2010                  9,290                       9,113
   7/31/2010                 10,271                       9,955
   8/31/2010                  9,841                       9,658
   9/30/2010                 10,942                      10,584
  10/31/2010                 11,362                      10,961
  11/30/2010                 10,953                      10,497
  12/31/2010                 12,119                      11,342
   1/31/2011                 12,399                      11,586
   2/28/2011                 12,813                      12,016
   3/31/2011                 12,634                      11,775
   4/30/2011                 13,274                      12,417
   5/31/2011                 12,836                      12,049
   6/30/2011                 12,572                      11,877
   7/31/2011                 12,277                      11,681
   8/31/2011                 11,185                      10,694
   9/30/2011                  9,847                       9,620
  10/31/2011                 10,681                      10,555
  11/30/2011                 10,350                      10,067
  12/31/2011                 10,064                       9,958
   1/31/2012                 10,887                      10,495
   2/29/2012                 11,463                      11,072
   3/31/2012                 11,463                      10,990
   4/30/2012                 11,181                      10,804
   5/31/2012                  9,804                       9,572
   6/30/2012                 10,363                      10,199
   7/31/2012                 10,315                      10,326
   8/31/2012                 10,674                      10,621
   9/30/2012                 11,097                      10,943
  10/31/2012                 11,205                      11,020
  11/30/2012                 11,385                      11,252
  12/31/2012                 11,966                      11,592
   1/31/2013                 12,500                      12,162
   2/28/2013                 12,391                      12,041
   3/31/2013                 12,532                      12,136
   4/30/2013                 12,993                      12,689
   5/31/2013                 12,702                      12,405
   6/30/2013                 12,297                      11,940
   7/31/2013                 13,085                      12,575
   8/31/2013                 12,987                      12,413
   9/30/2013                 14,019                      13,291
  10/31/2013                 14,513                      13,737
  11/30/2013                 14,550                      13,821
  12/31/2013                 14,875                      14,029
   1/31/2014                 14,475                      13,463
   2/28/2014                 15,364                      14,197
   3/31/2014                 15,327                      14,134
   4/30/2014                 15,478                      14,357
   5/31/2014                 15,616                      14,579
   6/30/2014                 15,869                      14,786
   7/31/2014                 15,412                      14,522
   8/31/2014                 15,475                      14,534
   9/30/2014                 14,629                      13,937
  10/31/2014                 14,361                      13,715
  11/30/2014                 14,297                      13,884
  12/31/2014                 13,943                      13,422
   1/31/2015                 13,840                      13,375
   2/28/2015                 14,774                      14,174
   3/31/2015                 14,514                      13,937
   4/30/2015                 15,266                      14,540
   5/31/2015                 15,305                      14,414
   6/30/2015                 14,955                      14,005
   7/31/2015                 14,877                      14,227
   8/31/2015                 14,022                      13,190
   9/30/2015                 13,393                      12,524
  10/31/2015                 14,198                      13,467
  11/30/2015                 14,132                      13,252
  12/31/2015                 13,943                      13,015
   1/31/2016                 13,024                      12,119
   2/29/2016                 12,811                      11,949
   3/31/2016                 13,826                      12,761
   4/30/2016                 14,280                      13,171
   5/31/2016                 14,227                      13,022
   6/30/2016                 13,683                      12,626
   7/31/2016                 14,428                      13,248
   8/31/2016                 14,537                      13,260
   9/30/2016                 14,857                      13,421
  10/31/2016                 14,654                      13,160
  11/30/2016                 14,490                      12,949
  12/31/2016                 14,897                      13,372
   1/31/2017                 15,529                      13,770
   2/28/2017                 15,666                      13,929
   3/31/2017                 16,039                      14,283
   4/30/2017                 16,465                      14,586
   5/31/2017                 16,876                      15,073
   6/30/2017                 17,058                      15,087
   7/31/2017                 17,711                      15,536
   8/31/2017                 17,794                      15,532
   9/30/2017                 18,321                      15,935
  10/31/2017                 18,585                      16,153
  11/30/2017                 18,739                      16,316
  12/31/2017                 19,209                      16,609
   1/31/2018                 20,172                      17,383
   2/28/2018                 19,209                      16,557
   3/31/2018                 19,011                      16,271
   4/30/2018                 19,294                      16,644
   5/31/2018                 18,997                      16,329
   6/30/2018                 18,589                      16,150
   7/31/2018                 18,917                      16,546
   8/31/2018                 18,475                      16,233
   9/30/2018                 18,550                      16,360
  10/31/2018                 16,816                      15,060
  11/30/2018                 16,630                      15,047
  12/31/2018                 15,562                      14,269
   1/31/2019                 16,819                      15,287
   2/28/2019                 17,163                      15,680
   3/31/2019                 17,031                      15,760
   4/30/2019                 17,630                      16,206
   5/31/2019                 16,417                      15,440
   6/30/2019                 17,367                      16,357             Past performance is not predictive
   7/31/2019                 16,957                      16,160             of future performance.
   8/31/2019                 16,455                      15,763
   9/30/2019                 17,068                      16,205             The returns shown do not reflect
  10/31/2019                 17,740                      16,729             the deduction of taxes that a
                                                                            shareholder would pay on fund
                                                                            distributions or the redemption of
            AVERAGE ANNUAL        ONE         FIVE         TEN              fund shares.
            TOTAL RETURN          YEAR        YEARS       YEARS
            ---------------------------------------------------------       MSCI data copyright MSCI 2019,
                                  5.49%       4.32%       5.90%             all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
MAY 16, 2017-OCTOBER 31, 2019

                                          [CHART]

                International High Relative      MSCI World ex USA Index
                  Profitability Portfolio            (net dividends)
                ----------------------------    -------------------------
   5/16/2017               $10,000                       $10,000
   5/31/2017                10,050                        10,017
   6/30/2017                10,038                        10,026
   7/31/2017                10,219                        10,324
   8/31/2017                10,329                        10,322
   9/30/2017                10,577                        10,590
  10/31/2017                10,738                        10,734
  11/30/2017                10,849                        10,843
  12/31/2017                10,968                        11,038
   1/31/2018                11,463                        11,552
   2/28/2018                10,887                        11,003
   3/31/2018                10,893                        10,813
   4/30/2018                11,014                        11,061
   5/31/2018                10,974                        10,851
   6/30/2018                10,802                        10,732
   7/31/2018                11,088                        10,996
   8/31/2018                10,915                        10,788
   9/30/2018                10,941                        10,872
  10/31/2018                 9,966                        10,008
  11/30/2018                 9,997                         9,999
  12/31/2018                 9,489                         9,483
   1/31/2019                10,221                        10,159
   2/28/2019                10,479                        10,420
   3/31/2019                10,574                        10,473
   4/30/2019                10,916                        10,770
   5/31/2019                10,315                        10,261
   6/30/2019                10,964                        10,870
   7/31/2019                10,765                        10,739
   8/31/2019                10,640                        10,475             Past performance is not predictive
   9/30/2019                10,871                        10,769             of future performance.
  10/31/2019                11,280                        11,117
                                                                             The returns shown do not reflect
                                                                             the deduction of taxes that a
                                                                             shareholder would pay on fund
                                                                             distributions or the redemption of
            AVERAGE ANNUAL                 ONE           SINCE               fund shares.
            TOTAL RETURN                   YEAR        INCEPTION
            ----------------------------------------------------------       MSCI data copyright MSCI 2019,
                                          13.19%         5.02%               all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD EX U.S. VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
AUGUST 23, 2010-OCTOBER 31, 2019

                                     [CHART]


                     World Ex U.S.         MSCI All Country World
                    Value Portfolio      ex USA Index (net dividends)
                   -----------------     ----------------------------
 8/23/2010             $10,000                    $10,000
 8/31/2010               9,890                      9,920
 9/30/2010              10,980                     10,906
10/31/2010              11,350                     11,278
11/30/2010              10,850                     10,843
12/31/2010              11,859                     11,692
 1/31/2011              12,122                     11,807
 2/28/2011              12,385                     12,118
 3/31/2011              12,311                     12,090
 4/30/2011              12,899                     12,681
 5/31/2011              12,433                     12,315
 6/30/2011              12,238                     12,136
 7/31/2011              11,920                     11,971
 8/31/2011              10,670                     10,945
 9/30/2011               9,314                      9,727
10/31/2011              10,261                     10,752
11/30/2011               9,880                     10,203
12/31/2011               9,590                     10,089
 1/31/2012              10,422                     10,774
 2/29/2012              10,984                     11,379
 3/31/2012              10,811                     11,222
 4/30/2012              10,436                     11,045
 5/31/2012               9,177                      9,791
 6/30/2012               9,755                     10,369
 7/31/2012               9,703                     10,515
 8/31/2012              10,041                     10,735
 9/30/2012              10,475                     11,136
10/31/2012              10,538                     11,179
11/30/2012              10,687                     11,392
12/31/2012              11,281                     11,787
 1/31/2013              11,720                     12,266
 2/28/2013              11,442                     12,137
 3/31/2013              11,460                     12,161
 4/30/2013              11,899                     12,608
 5/31/2013              11,696                     12,316
 6/30/2013              11,154                     11,782
 7/31/2013              11,796                     12,298
 8/31/2013              11,666                     12,128
 9/30/2013              12,556                     12,971
10/31/2013              13,026                     13,447
11/30/2013              12,993                     13,470
12/31/2013              13,201                     13,589
 1/31/2014              12,652                     12,972
 2/28/2014              13,289                     13,623
 3/31/2014              13,361                     13,658
 4/30/2014              13,527                     13,839
 5/31/2014              13,760                     14,108
 6/30/2014              13,969                     14,345
 7/31/2014              13,778                     14,203
 8/31/2014              13,857                     14,281
 9/30/2014              13,101                     13,590
10/31/2014              12,921                     13,455
11/30/2014              12,864                     13,552
12/31/2014              12,384                     13,064
 1/31/2015              12,293                     13,044
 2/28/2015              13,080                     13,742
 3/31/2015              12,783                     13,520
 4/30/2015              13,604                     14,203
 5/31/2015              13,490                     13,981
 6/30/2015              13,108                     13,591
 7/31/2015              12,774                     13,553
 8/31/2015              11,805                     12,517
 9/30/2015              11,128                     11,937
10/31/2015              11,916                     12,825
11/30/2015              11,696                     12,561
12/31/2015              11,357                     12,324
 1/31/2016              10,526                     11,486
 2/29/2016              10,304                     11,354
 3/31/2016              11,258                     12,278
 4/30/2016              11,728                     12,601
 5/31/2016              11,399                     12,388
 6/30/2016              11,179                     12,199
 7/31/2016              11,763                     12,802
 8/31/2016              12,026                     12,883
 9/30/2016              12,182                     13,042
10/31/2016              12,338                     12,854
11/30/2016              12,266                     12,557
12/31/2016              12,572                     12,878
 1/31/2017              13,175                     13,334
 2/28/2017              13,283                     13,547
 3/31/2017              13,588                     13,890
 4/30/2017              13,781                     14,188
 5/31/2017              14,023                     14,648
 6/30/2017              14,148                     14,694
 7/31/2017              14,821                     15,235
 8/31/2017              14,919                     15,315
 9/30/2017              15,212                     15,599
10/31/2017              15,542                     15,893
11/30/2017              15,652                     16,022
12/31/2017              16,118                     16,380
 1/31/2018              17,149                     17,292
 2/28/2018              16,230                     16,477
 3/31/2018              16,026                     16,186
 4/30/2018              16,336                     16,445
 5/31/2018              15,728                     16,065
 6/30/2018              15,235                     15,763
 7/31/2018              15,750                     16,140
 8/31/2018              15,247                     15,802
 9/30/2018              15,438                     15,874
10/31/2018              14,110                     14,583
11/30/2018              14,161                     14,721
12/31/2018              13,428                     14,055
 1/31/2019              14,458                     15,117
 2/28/2019              14,615                     15,412
 3/31/2019              14,513                     15,504
 4/30/2019              14,891                     15,913
 5/31/2019              13,859                     15,059
 6/30/2019              14,658                     15,966                Past performance is not predictive
 7/31/2019              14,167                     15,773                of future performance.
 8/31/2019              13,558                     15,286
 9/30/2019              14,145                     15,679                The returns shown do not reflect
10/31/2019              14,639                     16,226                the deduction of taxes that a
                                                                         shareholder would pay on fund
                                                                         distributions or the redemption of
         AVERAGE ANNUAL       ONE        FIVE         SINCE              fund shares.
         TOTAL RETURN         YEAR       YEARS      INCEPTION
         ----------------------------------------------------------      MSCI data copyright MSCI 2019,
                              3.75%      2.53%        4.23%              all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
WORLD EX U.S. TARGETED VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
NOVEMBER 1, 2012-OCTOBER 31, 2019

                                     [CHART]


                World Ex U.S. Targeted        MSCI All Country World ex USA
                   Value Portfolio           Small Cap Index (net dividends)
               ------------------------      -------------------------------
 11/1/2012             $10,000                          $10,000
11/30/2012              10,120                           10,013
12/31/2012              10,735                           10,417
 1/31/2013              11,157                           10,868
 2/28/2013              11,147                           10,925
 3/31/2013              11,278                           11,098
 4/30/2013              11,549                           11,398
 5/31/2013              11,298                           11,175
 6/30/2013              10,766                           10,607
 7/31/2013              11,376                           11,134
 8/31/2013              11,193                           11,038
 9/30/2013              12,191                           11,920
10/31/2013              12,690                           12,289
11/30/2013              12,629                           12,257
12/31/2013              12,872                           12,472
 1/31/2014              12,497                           12,231
 2/28/2014              13,185                           12,888
 3/31/2014              13,404                           12,904
 4/30/2014              13,404                           12,883
 5/31/2014              13,633                           13,090
 6/30/2014              13,888                           13,374
 7/31/2014              13,616                           13,121
 8/31/2014              13,773                           13,215
 9/30/2014              12,908                           12,464
10/31/2014              12,698                           12,170
11/30/2014              12,571                           12,119
12/31/2014              12,294                           11,969
 1/31/2015              12,219                           11,925
 2/28/2015              12,977                           12,575
 3/31/2015              12,710                           12,439
 4/30/2015              13,511                           13,182
 5/31/2015              13,489                           13,256
 6/30/2015              13,224                           12,964
 7/31/2015              12,816                           12,717
 8/31/2015              12,088                           12,007
 9/30/2015              11,599                           11,665
10/31/2015              12,332                           12,356
11/30/2015              12,170                           12,268
12/31/2015              12,035                           12,280
 1/31/2016              11,171                           11,339
 2/29/2016              11,149                           11,377
 3/31/2016              12,256                           12,364
 4/30/2016              12,733                           12,710
 5/31/2016              12,408                           12,626
 6/30/2016              12,109                           12,256
 7/31/2016              12,909                           12,938
 8/31/2016              13,019                           12,907
 9/30/2016              13,305                           13,225
10/31/2016              13,218                           12,877
11/30/2016              13,042                           12,495
12/31/2016              13,277                           12,760
 1/31/2017              14,026                           13,249
 2/28/2017              14,357                           13,598
 3/31/2017              14,724                           13,880
 4/30/2017              15,055                           14,296
 5/31/2017              15,331                           14,684
 6/30/2017              15,481                           14,746
 7/31/2017              16,127                           15,267
 8/31/2017              16,295                           15,432
 9/30/2017              16,609                           15,764
10/31/2017              16,867                           16,058
11/30/2017              16,911                           16,297
12/31/2017              17,462                           16,798
 1/31/2018              18,401                           17,624
 2/28/2018              17,485                           16,931
 3/31/2018              17,261                           16,739
 4/30/2018              17,456                           16,932
 5/31/2018              17,078                           16,761
 6/30/2018              16,386                           16,304
 7/31/2018              16,641                           16,418
 8/31/2018              16,189                           16,258
 9/30/2018              16,093                           16,057
10/31/2018              14,580                           14,496
11/30/2018              14,708                           14,532
12/31/2018              13,904                           13,741
 1/31/2019              14,964                           14,817
 2/28/2019              15,241                           15,128
 3/31/2019              15,048                           15,151
 4/30/2019              15,458                           15,486
 5/31/2019              14,312                           14,687                 Past performance is not predictive
 6/30/2019              15,107                           15,335                 of future performance.
 7/31/2019              14,728                           15,233
 8/31/2019              14,190                           14,794                 The returns shown do not reflect
 9/30/2019              14,680                           15,153                 the deduction of taxes that a
10/31/2019              15,307                           15,766                 shareholder would pay on fund
                                                                                distributions or the redemption of
          AVERAGE ANNUAL        ONE         FIVE          SINCE                 fund shares.
          TOTAL RETURN          YEAR        YEARS       INCEPTION
          --------------------------------------------------------------        MSCI data copyright MSCI 2019,
                                4.99%       3.81%         6.27%                 all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD EX U.S. CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
APRIL 9, 2013-OCTOBER 31, 2019

                                 [CHART]

                        World Ex U.S. Core        MSCI All Country World
                         Equity Portfolio      ex USA Index (net dividends)
                        ------------------     ----------------------------
  4/9/2013                   $10,000                     $10,000
 4/30/2013                    10,160                      10,415
 5/31/2013                     9,890                      10,174
 6/30/2013                     9,485                       9,733
 7/31/2013                     9,971                      10,159
 8/31/2013                     9,830                      10,019
 9/30/2013                    10,575                      10,715
10/31/2013                    10,962                      11,108
11/30/2013                    10,952                      11,127
12/31/2013                    11,104                      11,225
 1/31/2014                    10,653                      10,715
 2/28/2014                    11,227                      11,254
 3/31/2014                    11,309                      11,282
 4/30/2014                    11,422                      11,431
 5/31/2014                    11,597                      11,654
 6/30/2014                    11,810                      11,850
 7/31/2014                    11,592                      11,732
 8/31/2014                    11,706                      11,797
 9/30/2014                    11,072                      11,226
10/31/2014                    10,957                      11,115
11/30/2014                    10,916                      11,195
12/31/2014                    10,565                      10,791
 1/31/2015                    10,565                      10,775
 2/28/2015                    11,162                      11,351
 3/31/2015                    10,968                      11,168
 4/30/2015                    11,608                      11,732
 5/31/2015                    11,534                      11,549
 6/30/2015                    11,209                      11,227
 7/31/2015                    10,976                      11,196
 8/31/2015                    10,234                      10,340
 9/30/2015                     9,847                       9,860
10/31/2015                    10,465                      10,595
11/30/2015                    10,348                      10,376
12/31/2015                    10,164                      10,180
 1/31/2016                     9,533                       9,488
 2/29/2016                     9,372                       9,379
 3/31/2016                    10,212                      10,142
 4/30/2016                    10,459                      10,409
 5/31/2016                    10,319                      10,233
 6/30/2016                    10,173                      10,077
 7/31/2016                    10,705                      10,575
 8/31/2016                    10,792                      10,642
 9/30/2016                    10,993                      10,773
10/31/2016                    10,840                      10,618
11/30/2016                    10,610                      10,373
12/31/2016                    10,812                      10,638
 1/31/2017                    11,295                      11,015
 2/28/2017                    11,493                      11,190
 3/31/2017                    11,793                      11,474
 4/30/2017                    12,068                      11,720
 5/31/2017                    12,376                      12,100
 6/30/2017                    12,475                      12,138
 7/31/2017                    12,965                      12,585
 8/31/2017                    13,087                      12,651
 9/30/2017                    13,340                      12,886
10/31/2017                    13,586                      13,128
11/30/2017                    13,698                      13,235
12/31/2017                    14,074                      13,531
 1/31/2018                    14,863                      14,284
 2/28/2018                    14,142                      13,611
 3/31/2018                    14,040                      13,371
 4/30/2018                    14,142                      13,584
 5/31/2018                    13,883                      13,270
 6/30/2018                    13,468                      13,021
 7/31/2018                    13,753                      13,332
 8/31/2018                    13,423                      13,053
 9/30/2018                    13,400                      13,113
10/31/2018                    12,198                      12,046
11/30/2018                    12,312                      12,160
12/31/2018                    11,681                      11,610
 1/31/2019                    12,624                      12,487
 2/28/2019                    12,810                      12,731
 3/31/2019                    12,827                      12,807
 4/30/2019                    13,177                      13,145
 5/31/2019                    12,338                      12,440
 6/30/2019                    13,061                      13,189               Past performance is not predictive
 7/31/2019                    12,743                      13,029               of future performance.
 8/31/2019                    12,377                      12,627
 9/30/2019                    12,765                      12,952               The returns shown do not reflect
10/31/2019                    13,251                      13,404               the deduction of taxes that a
                                                                               shareholder would pay on fund
                                                                               distributions or the redemption of
          AVERAGE ANNUAL        ONE         FIVE          SINCE                fund shares.
          TOTAL RETURN          YEAR        YEARS       INCEPTION
          --------------------------------------------------------------       MSCI data copyright MSCI 2019,
                                8.64%       3.87%         4.38%                all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
WORLD CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
MARCH 7, 2012-OCTOBER 31, 2019

                                     [CHART]

                                                 MSCI All Country World
               World Core Equity Portfolio        Index (net dividends)
              ----------------------------      -------------------------
  3/7/2012               $10,000                        $10,000
 3/31/2012                10,170                         10,307
 4/30/2012                10,050                         10,189
 5/31/2012                 9,400                          9,276
 6/30/2012                 9,822                          9,734
 7/31/2012                 9,913                          9,867
 8/31/2012                10,175                         10,082
 9/30/2012                10,465                         10,399
10/31/2012                10,354                         10,330
11/30/2012                10,425                         10,462
12/31/2012                10,644                         10,699
 1/31/2013                11,175                         11,192
 2/28/2013                11,266                         11,190
 3/31/2013                11,598                         11,395
 4/30/2013                11,843                         11,720
 5/31/2013                11,986                         11,688
 6/30/2013                11,754                         11,346
 7/31/2013                12,382                         11,890
 8/31/2013                12,053                         11,642
 9/30/2013                12,609                         12,243
10/31/2013                13,125                         12,735
11/30/2013                13,477                         12,916
12/31/2013                13,786                         13,138
 1/31/2014                13,260                         12,613
 2/28/2014                13,902                         13,222
 3/31/2014                14,000                         13,281
 4/30/2014                14,074                         13,407
 5/31/2014                14,359                         13,693
 6/30/2014                14,684                         13,950
 7/31/2014                14,355                         13,781
 8/31/2014                14,726                         14,086
 9/30/2014                14,116                         13,629
10/31/2014                14,222                         13,725
11/30/2014                14,340                         13,954
12/31/2014                14,128                         13,685
 1/31/2015                13,902                         13,471
 2/28/2015                14,731                         14,221
 3/31/2015                14,555                         14,001
 4/30/2015                14,944                         14,407
 5/31/2015                14,987                         14,388
 6/30/2015                14,696                         14,049
 7/31/2015                14,642                         14,171
 8/31/2015                13,729                         13,200
 9/30/2015                13,239                         12,722
10/31/2015                14,135                         13,720
11/30/2015                14,113                         13,607
12/31/2015                13,780                         13,362
 1/31/2016                12,967                         12,556
 2/29/2016                12,901                         12,469
 3/31/2016                13,930                         13,393
 4/30/2016                14,140                         13,591
 5/31/2016                14,173                         13,608
 6/30/2016                14,055                         13,526
 7/31/2016                14,700                         14,109
 8/31/2016                14,789                         14,156
 9/30/2016                14,929                         14,243
10/31/2016                14,662                         14,001
11/30/2016                14,963                         14,108
12/31/2016                15,257                         14,412
 1/31/2017                15,719                         14,806
 2/28/2017                16,114                         15,222
 3/31/2017                16,308                         15,408
 4/30/2017                16,579                         15,648
 5/31/2017                16,828                         15,994
 6/30/2017                17,001                         16,066
 7/31/2017                17,467                         16,515
 8/31/2017                17,524                         16,579
 9/30/2017                17,890                         16,899
10/31/2017                18,347                         17,250
11/30/2017                18,735                         17,584
12/31/2017                19,085                         17,867
 1/31/2018                20,087                         18,875
 2/28/2018                19,235                         18,083
 3/31/2018                19,008                         17,696
 4/30/2018                19,088                         17,865
 5/31/2018                19,180                         17,887
 6/30/2018                18,969                         17,790
 7/31/2018                19,491                         18,326
 8/31/2018                19,630                         18,470
 9/30/2018                19,606                         18,551
10/31/2018                17,951                         17,161
11/30/2018                18,172                         17,412
12/31/2018                16,737                         16,185
 1/31/2019                18,168                         17,463
 2/28/2019                18,653                         17,930
 3/31/2019                18,724                         18,156
 4/30/2019                19,412                         18,769
 5/31/2019                18,060                         17,655              Past performance is not predictive
 6/30/2019                19,295                         18,812              of future performance.
 7/31/2019                19,236                         18,867
 8/31/2019                18,674                         18,419              The returns shown do not reflect
 9/30/2019                19,194                         18,807              the deduction of taxes that a
10/31/2019                19,734                         19,321              shareholder would pay on fund
                                                                             distributions or the redemption of
          AVERAGE ANNUAL        ONE         FIVE         SINCE               fund shares.
          TOTAL RETURN          YEAR        YEARS      INCEPTION
          ------------------------------------------------------------       MSCI data copyright MSCI 2019,
                                9.94%       6.77%        9.29%               all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
NOVEMBER 14, 2011-OCTOBER 31, 2019

                                     [CHART]


                        Selectively Hedged              MSCI All Country
                     Global Equity Portfolio       World Index (net dividends)
                   ---------------------------     --------------------------
11/14/2011                  $10,000                        $10,000
11/30/2011                    9,920                          9,873
12/31/2011                    9,828                          9,853
 1/31/2012                   10,533                         10,426
 2/29/2012                   11,077                         10,951
 3/31/2012                   11,141                         11,024
 4/30/2012                   10,939                         10,898
 5/31/2012                    9,962                          9,921
 6/30/2012                   10,442                         10,410
 7/31/2012                   10,463                         10,553
 8/31/2012                   10,748                         10,782
 9/30/2012                   11,122                         11,122
10/31/2012                   11,112                         11,048
11/30/2012                   11,265                         11,189
12/31/2012                   11,718                         11,443
 1/31/2013                   12,225                         11,970
 2/28/2013                   12,287                         11,968
 3/31/2013                   12,576                         12,187
 4/30/2013                   12,814                         12,535
 5/31/2013                   12,897                         12,501
 6/30/2013                   12,514                         12,135
 7/31/2013                   13,114                         12,716
 8/31/2013                   12,845                         12,451
 9/30/2013                   13,569                         13,094
10/31/2013                   14,096                         13,621
11/30/2013                   14,324                         13,813
12/31/2013                   14,611                         14,052
 1/31/2014                   14,001                         13,490
 2/28/2014                   14,675                         14,141
 3/31/2014                   14,847                         14,204
 4/30/2014                   14,879                         14,339
 5/31/2014                   15,136                         14,644
 6/30/2014                   15,500                         14,920
 7/31/2014                   15,200                         14,739
 8/31/2014                   15,628                         15,065
 9/30/2014                   15,061                         14,576
10/31/2014                   15,200                         14,679
11/30/2014                   15,360                         14,924
12/31/2014                   15,182                         14,636
 1/31/2015                   14,958                         14,408
 2/28/2015                   15,878                         15,210
 3/31/2015                   15,766                         14,974
 4/30/2015                   16,136                         15,409
 5/31/2015                   16,226                         15,388
 6/30/2015                   15,867                         15,026
 7/31/2015                   15,754                         15,157
 8/31/2015                   14,700                         14,118
 9/30/2015                   14,172                         13,606
10/31/2015                   15,148                         14,674
11/30/2015                   15,204                         14,553
12/31/2015                   14,728                         14,290
 1/31/2016                   13,907                         13,429
 2/29/2016                   13,768                         13,336
 3/31/2016                   14,797                         14,324
 4/30/2016                   14,948                         14,536
 5/31/2016                   15,063                         14,554
 6/30/2016                   14,971                         14,466
 7/31/2016                   15,641                         15,090
 8/31/2016                   15,792                         15,140
 9/30/2016                   15,930                         15,233
10/31/2016                   15,803                         14,975
11/30/2016                   16,254                         15,088
12/31/2016                   16,619                         15,414
 1/31/2017                   17,012                         15,836
 2/28/2017                   17,477                         16,280
 3/31/2017                   17,679                         16,479
 4/30/2017                   17,906                         16,736
 5/31/2017                   18,072                         17,106
 6/30/2017                   18,239                         17,183
 7/31/2017                   18,656                         17,664
 8/31/2017                   18,716                         17,731
 9/30/2017                   19,121                         18,074
10/31/2017                   19,681                         18,449
11/30/2017                   20,002                         18,806
12/31/2017                   20,383                         19,109
 1/31/2018                   21,253                         20,187
 2/28/2018                   20,396                         19,340
 3/31/2018                   20,163                         18,926
 4/30/2018                   20,347                         19,106
 5/31/2018                   20,457                         19,130
 6/30/2018                   20,224                         19,027
 7/31/2018                   20,812                         19,600
 8/31/2018                   20,934                         19,754
 9/30/2018                   20,885                         19,840
10/31/2018                   19,233                         18,354
11/30/2018                   19,514                         18,622
12/31/2018                   18,000                         17,310
 1/31/2019                   19,498                         18,677
 2/28/2019                   20,035                         19,177
 3/31/2019                   20,125                         19,418
 4/30/2019                   20,855                         20,074
 5/31/2019                   19,434                         18,883
 6/30/2019                   20,663                         20,119                Past performance is not predictive
 7/31/2019                   20,714                         20,178                of future performance.
 8/31/2019                   20,048                         19,700
 9/30/2019                   20,676                         20,114                The returns shown do not reflect
10/31/2019                   21,175                         20,665                the deduction of taxes that a
                                                                                  shareholder would pay on fund
                                                                                  distributions or the redemption of
           AVERAGE ANNUAL         ONE         FIVE          SINCE                 fund shares.
           TOTAL RETURN           YEAR        YEARS       INCEPTION
           ---------------------------------------------------------------        MSCI data copyright MSCI 2019,
                                 10.10%       6.86%         9.88%                 all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                       [CHART]


                               Emerging               MSCI Emerging Markets
                          Markets Portfolio           Index (net dividends)
                     ---------------------------     --------------------------
  10/31/2009                   $10,000                        $10,000
  11/30/2009                    10,595                         10,430
  12/31/2009                    10,974                         10,841
   1/31/2010                    10,372                         10,237
   2/28/2010                    10,497                         10,273
   3/31/2010                    11,373                         11,102
   4/30/2010                    11,438                         11,237
   5/31/2010                    10,371                         10,248
   6/30/2010                    10,387                         10,173
   7/31/2010                    11,299                         11,020
   8/31/2010                    11,034                         10,806
   9/30/2010                    12,285                         12,007
  10/31/2010                    12,653                         12,356
  11/30/2010                    12,367                         12,029
  12/31/2010                    13,368                         12,888
   1/31/2011                    13,019                         12,538
   2/28/2011                    12,923                         12,421
   3/31/2011                    13,638                         13,152
   4/30/2011                    14,113                         13,560
   5/31/2011                    13,721                         13,204
   6/30/2011                    13,554                         13,001
   7/31/2011                    13,444                         12,943
   8/31/2011                    12,352                         11,786
   9/30/2011                    10,482                         10,068
  10/31/2011                    11,791                         11,402
  11/30/2011                    11,375                         10,642
  12/31/2011                    11,040                         10,513
   1/31/2012                    12,224                         11,706
   2/29/2012                    12,884                         12,407
   3/31/2012                    12,545                         11,993
   4/30/2012                    12,317                         11,850
   5/31/2012                    10,989                         10,521
   6/30/2012                    11,526                         10,927
   7/31/2012                    11,619                         11,140
   8/31/2012                    11,690                         11,103
   9/30/2012                    12,342                         11,773
  10/31/2012                    12,272                         11,701
  11/30/2012                    12,432                         11,850
  12/31/2012                    13,155                         12,429
   1/31/2013                    13,221                         12,601
   2/28/2013                    13,064                         12,442
   3/31/2013                    12,875                         12,228
   4/30/2013                    13,013                         12,320
   5/31/2013                    12,588                         12,004
   6/30/2013                    11,795                         11,240
   7/31/2013                    11,964                         11,357
   8/31/2013                    11,680                         11,162
   9/30/2013                    12,512                         11,888
  10/31/2013                    13,080                         12,466
  11/30/2013                    12,881                         12,284
  12/31/2013                    12,744                         12,106
   1/31/2014                    11,856                         11,320
   2/28/2014                    12,283                         11,695
   3/31/2014                    12,710                         12,054
   4/30/2014                    12,783                         12,094
   5/31/2014                    13,215                         12,516
   6/30/2014                    13,579                         12,849
   7/31/2014                    13,737                         13,097
   8/31/2014                    14,161                         13,392
   9/30/2014                    13,115                         12,400
  10/31/2014                    13,254                         12,546
  11/30/2014                    13,120                         12,413
  12/31/2014                    12,526                         11,841
   1/31/2015                    12,606                         11,912
   2/28/2015                    12,986                         12,281
   3/31/2015                    12,711                         12,106
   4/30/2015                    13,557                         13,037
   5/31/2015                    13,011                         12,515
   6/30/2015                    12,694                         12,190
   7/31/2015                    11,876                         11,345
   8/31/2015                    10,892                         10,319
   9/30/2015                    10,596                         10,009
  10/31/2015                    11,235                         10,723
  11/30/2015                    10,845                         10,304
  12/31/2015                    10,546                         10,075
   1/31/2016                    10,097                          9,421
   2/29/2016                    10,036                          9,406
   3/31/2016                    11,360                         10,650
   4/30/2016                    11,426                         10,708
   5/31/2016                    10,976                         10,309
   6/30/2016                    11,556                         10,721
   7/31/2016                    12,148                         11,260
   8/31/2016                    12,292                         11,540
   9/30/2016                    12,446                         11,689
  10/31/2016                    12,472                         11,716
  11/30/2016                    11,820                         11,177
  12/31/2016                    11,821                         11,202
   1/31/2017                    12,528                         11,815
   2/28/2017                    12,944                         12,176
   3/31/2017                    13,360                         12,484
   4/30/2017                    13,615                         12,757
   5/31/2017                    14,021                         13,134
   6/30/2017                    14,151                         13,266
   7/31/2017                    14,897                         14,057
   8/31/2017                    15,205                         14,371
   9/30/2017                    15,057                         14,314
  10/31/2017                    15,568                         14,815
  11/30/2017                    15,615                         14,845
  12/31/2017                    16,144                         15,378
   1/31/2018                    17,357                         16,660
   2/28/2018                    16,525                         15,891
   3/31/2018                    16,441                         15,596
   4/30/2018                    16,229                         15,527
   5/31/2018                    15,588                         14,977
   6/30/2018                    14,925                         14,355
   7/31/2018                    15,462                         14,670
   8/31/2018                    15,105                         14,273
   9/30/2018                    14,925                         14,198
  10/31/2018                    13,679                         12,961
  11/30/2018                    14,275                         13,495
  12/31/2018                    13,944                         13,138
   1/31/2019                    15,085                         14,288
   2/28/2019                    14,950                         14,320
   3/31/2019                    15,085                         14,440
   4/30/2019                    15,323                         14,744
   5/31/2019                    14,409                         13,675
   6/30/2019                    15,214                         14,528              Past performance is not predictive
   7/31/2019                    14,839                         14,350              of future performance.
   8/31/2019                    14,242                         13,651
   9/30/2019                    14,607                         13,911              The returns shown do not reflect
  10/31/2019                    15,191                         14,498              the deduction of taxes that a
                                                                                   shareholder would pay on fund
                                                                                   distributions or the redemption of
             AVERAGE ANNUAL          ONE          FIVE          TEN                fund shares.
             TOTAL RETURN            YEAR         YEARS        YEARS
             --------------------------------------------------------------        MSCI data copyright MSCI 2019,
                                    11.06%        2.77%        4.27%               all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS SMALL CAP PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                       [CHART]


                        Emerging Markets                   MSCI Emerging
                      Small cap Portfolio           Markets Index (net dividends)
                  --------------------------        ----------------------------
  10/31/2009                $10,000                          $10,000
  11/30/2009                 10,585                           10,430
  12/31/2009                 11,168                           10,841
   1/31/2010                 10,673                           10,237
   2/28/2010                 10,857                           10,273
   3/31/2010                 11,785                           11,102
   4/30/2010                 11,975                           11,237
   5/31/2010                 10,766                           10,248
   6/30/2010                 11,051                           10,173
   7/31/2010                 12,065                           11,020
   8/31/2010                 12,123                           10,806
   9/30/2010                 13,591                           12,007
  10/31/2010                 14,133                           12,356
  11/30/2010                 13,749                           12,029
  12/31/2010                 14,539                           12,888
   1/31/2011                 13,923                           12,538
   2/28/2011                 13,512                           12,421
   3/31/2011                 14,261                           13,152
   4/30/2011                 15,010                           13,560
   5/31/2011                 14,666                           13,204
   6/30/2011                 14,547                           13,001
   7/31/2011                 14,711                           12,943
   8/31/2011                 13,312                           11,786
   9/30/2011                 10,945                           10,068
  10/31/2011                 12,151                           11,402
  11/30/2011                 11,557                           10,642
  12/31/2011                 11,250                           10,513
   1/31/2012                 12,518                           11,706
   2/29/2012                 13,540                           12,407
   3/31/2012                 13,187                           11,993
   4/30/2012                 12,872                           11,850
   5/31/2012                 11,692                           10,521
   6/30/2012                 12,139                           10,927
   7/31/2012                 11,987                           11,140
   8/31/2012                 12,298                           11,103
   9/30/2012                 13,017                           11,773
  10/31/2012                 12,966                           11,701
  11/30/2012                 13,189                           11,850
  12/31/2012                 14,000                           12,429
   1/31/2013                 14,258                           12,601
   2/28/2013                 14,403                           12,442
   3/31/2013                 14,336                           12,228
   4/30/2013                 14,627                           12,320
   5/31/2013                 14,415                           12,004
   6/30/2013                 13,168                           11,240
   7/31/2013                 13,228                           11,357
   8/31/2013                 12,675                           11,162
   9/30/2013                 13,601                           11,888
  10/31/2013                 14,123                           12,466
  11/30/2013                 13,922                           12,284
  12/31/2013                 13,807                           12,106
   1/31/2014                 13,216                           11,320
   2/28/2014                 13,800                           11,695
   3/31/2014                 14,273                           12,054
   4/30/2014                 14,390                           12,094
   5/31/2014                 14,878                           12,516
   6/30/2014                 15,260                           12,849
   7/31/2014                 15,295                           13,097
   8/31/2014                 15,763                           13,392
   9/30/2014                 14,978                           12,400
  10/31/2014                 14,846                           12,546
  11/30/2014                 14,673                           12,413
  12/31/2014                 14,221                           11,841
   1/31/2015                 14,450                           11,912
   2/28/2015                 14,821                           12,281
   3/31/2015                 14,707                           12,106
   4/30/2015                 15,751                           13,037
   5/31/2015                 15,529                           12,515
   6/30/2015                 14,996                           12,190
   7/31/2015                 14,081                           11,345
   8/31/2015                 12,700                           10,319
   9/30/2015                 12,679                           10,009
  10/31/2015                 13,380                           10,723
  11/30/2015                 13,106                           10,304
  12/31/2015                 12,984                           10,075
   1/31/2016                 12,209                            9,421
   2/29/2016                 12,157                            9,406
   3/31/2016                 13,653                           10,650
   4/30/2016                 13,994                           10,708
   5/31/2016                 13,409                           10,309
   6/30/2016                 14,151                           10,721
   7/31/2016                 14,973                           11,260
   8/31/2016                 15,062                           11,540
   9/30/2016                 15,308                           11,689
  10/31/2016                 15,248                           11,716
  11/30/2016                 14,321                           11,177
  12/31/2016                 14,402                           11,202
   1/31/2017                 15,241                           11,815
   2/28/2017                 16,040                           12,176
   3/31/2017                 16,537                           12,484
   4/30/2017                 16,747                           12,757
   5/31/2017                 16,809                           13,134
   6/30/2017                 16,914                           13,266
   7/31/2017                 17,622                           14,057
   8/31/2017                 18,027                           14,371
   9/30/2017                 17,940                           14,314
  10/31/2017                 18,450                           14,815
  11/30/2017                 18,733                           14,845
  12/31/2017                 19,480                           15,378
   1/31/2018                 20,753                           16,660
   2/28/2018                 19,871                           15,891
   3/31/2018                 19,757                           15,596
   4/30/2018                 19,561                           15,527
   5/31/2018                 19,129                           14,977
   6/30/2018                 17,839                           14,355
   7/31/2018                 18,125                           14,670
   8/31/2018                 17,594                           14,273
   9/30/2018                 17,029                           14,198
  10/31/2018                 15,415                           12,961
  11/30/2018                 16,362                           13,495
  12/31/2018                 16,059                           13,138
   1/31/2019                 17,241                           14,288
   2/28/2019                 17,292                           14,320
   3/31/2019                 17,472                           14,440
   4/30/2019                 17,635                           14,744
   5/31/2019                 16,761                           13,675
   6/30/2019                 17,606                           14,528                 Past performance is not predictive
   7/31/2019                 17,177                           14,350                 of future performance.
   8/31/2019                 16,456                           13,651
   9/30/2019                 16,771                           13,911                 The returns shown do not reflect
  10/31/2019                 17,413                           14,498                 the deduction of taxes that a
                                                                                     shareholder would pay on fund
                                                                                     distributions or the redemption of
             AVERAGE ANNUAL          ONE          FIVE          TEN                  fund shares.
             TOTAL RETURN            YEAR         YEARS        YEARS
             ---------------------------------------------------------------         MSCI data copyright MSCI 2019,
                                    12.96%        3.24%        5.70%                 all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                   [CHART]

                       Emerging Markets Value           MSCI Emerging Markets
                  Portfolio - Institutional Class       Index (net dividends)
                  -------------------------------      ------------------------
  10/31/2009                   $10,000                        $10,000
  11/30/2009                    10,637                         10,430
  12/31/2009                    11,164                         10,841
   1/31/2010                    10,528                         10,237
   2/28/2010                    10,610                         10,273
   3/31/2010                    11,543                         11,102
   4/30/2010                    11,618                         11,237
   5/31/2010                    10,400                         10,248
   6/30/2010                    10,465                         10,173
   7/31/2010                    11,433                         11,020
   8/31/2010                    11,226                         10,806
   9/30/2010                    12,574                         12,007
  10/31/2010                    13,004                         12,356
  11/30/2010                    12,581                         12,029
  12/31/2010                    13,626                         12,888
   1/31/2011                    13,200                         12,538
   2/28/2011                    12,978                         12,421
   3/31/2011                    13,724                         13,152
   4/30/2011                    14,214                         13,560
   5/31/2011                    13,671                         13,204
   6/30/2011                    13,391                         13,001
   7/31/2011                    13,278                         12,943
   8/31/2011                    11,930                         11,786
   9/30/2011                     9,788                         10,068
  10/31/2011                    11,074                         11,402
  11/30/2011                    10,513                         10,642
  12/31/2011                    10,135                         10,513
   1/31/2012                    11,541                         11,706
   2/29/2012                    12,244                         12,407
   3/31/2012                    11,717                         11,993
   4/30/2012                    11,334                         11,850
   5/31/2012                    10,081                         10,521
   6/30/2012                    10,536                         10,927
   7/31/2012                    10,470                         11,140
   8/31/2012                    10,615                         11,103
   9/30/2012                    11,298                         11,773
  10/31/2012                    11,151                         11,701
  11/30/2012                    11,274                         11,850
  12/31/2012                    12,098                         12,429
   1/31/2013                    12,292                         12,601
   2/28/2013                    12,086                         12,442
   3/31/2013                    11,982                         12,228
   4/30/2013                    12,088                         12,320
   5/31/2013                    11,743                         12,004
   6/30/2013                    10,754                         11,240
   7/31/2013                    10,963                         11,357
   8/31/2013                    10,730                         11,162
   9/30/2013                    11,522                         11,888
  10/31/2013                    12,045                         12,466
  11/30/2013                    11,753                         12,284
  12/31/2013                    11,638                         12,106
   1/31/2014                    10,824                         11,320
   2/28/2014                    11,064                         11,695
   3/31/2014                    11,558                         12,054
   4/30/2014                    11,634                         12,094
   5/31/2014                    12,106                         12,516
   6/30/2014                    12,421                         12,849
   7/31/2014                    12,653                         13,097
   8/31/2014                    12,936                         13,392
   9/30/2014                    11,875                         12,400
  10/31/2014                    11,863                         12,546
  11/30/2014                    11,666                         12,413
  12/31/2014                    11,124                         11,841
   1/31/2015                    11,033                         11,912
   2/28/2015                    11,426                         12,281
   3/31/2015                    11,102                         12,106
   4/30/2015                    12,208                         13,037
   5/31/2015                    11,664                         12,515
   6/30/2015                    11,292                         12,190
   7/31/2015                    10,385                         11,345
   8/31/2015                     9,444                         10,319
   9/30/2015                     9,128                         10,009
  10/31/2015                     9,696                         10,723
  11/30/2015                     9,316                         10,304
  12/31/2015                     9,036                         10,075
   1/31/2016                     8,526                          9,421
   2/29/2016                     8,580                          9,406
   3/31/2016                     9,840                         10,650
   4/30/2016                    10,106                         10,708
   5/31/2016                     9,449                         10,309
   6/30/2016                     9,966                         10,721
   7/31/2016                    10,593                         11,260
   8/31/2016                    10,785                         11,540
   9/30/2016                    10,934                         11,689
  10/31/2016                    11,173                         11,716
  11/30/2016                    10,781                         11,177
  12/31/2016                    10,829                         11,202
   1/31/2017                    11,511                         11,815
   2/28/2017                    12,036                         12,176
   3/31/2017                    12,366                         12,484
   4/30/2017                    12,456                         12,757
   5/31/2017                    12,682                         13,134
   6/30/2017                    12,715                         13,266
   7/31/2017                    13,395                         14,057
   8/31/2017                    13,730                         14,371
   9/30/2017                    13,422                         14,314
  10/31/2017                    13,899                         14,815
  11/30/2017                    13,968                         14,845
  12/31/2017                    14,485                         15,378
   1/31/2018                    15,756                         16,660
   2/28/2018                    15,013                         15,891
   3/31/2018                    14,809                         15,596
   4/30/2018                    14,865                         15,527
   5/31/2018                    14,220                         14,977
   6/30/2018                    13,445                         14,355
   7/31/2018                    14,062                         14,670
   8/31/2018                    13,728                         14,273
   9/30/2018                    13,741                         14,198
  10/31/2018                    12,586                         12,961
  11/30/2018                    13,037                         13,495
  12/31/2018                    12,756                         13,138
   1/31/2019                    13,687                         14,288
   2/28/2019                    13,592                         14,320
   3/31/2019                    13,668                         14,440
   4/30/2019                    13,773                         14,744
   5/31/2019                    13,046                         13,675
   6/30/2019                    13,708                         14,528              Past performance is not predictive
   7/31/2019                    13,103                         14,350              of future performance.
   8/31/2019                    12,432                         13,651
   9/30/2019                    12,750                         13,911              The returns shown do not reflect
  10/31/2019                    13,194                         14,498              the deduction of taxes that a
                                                                                   shareholder would pay on fund
                                                                                   distributions or the redemption of
             AVERAGE ANNUAL         ONE          FIVE          TEN                 fund shares.
             TOTAL RETURN           YEAR         YEARS        YEARS
             --------------------------------------------------------------        MSCI data copyright MSCI 2019,
                                    4.83%        2.15%        2.81%                all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- CLASS R2 VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                       [CHART]


                    Emerging Markets value                  MSCI Emerging
                     Portfolio - Class R2           Markets Index (net dividends)
                  --------------------------        ----------------------------
  10/31/2009               $10,000                           $10,000
  11/30/2009                10,640                            10,430
  12/31/2009                11,160                            10,841
   1/31/2010                10,537                            10,237
   2/28/2010                10,593                            10,273
   3/31/2010                11,500                            11,102
   4/30/2010                11,613                            11,237
   5/31/2010                10,367                            10,248
   6/30/2010                10,425                            10,173
   7/31/2010                11,430                            11,020
   8/31/2010                11,179                            10,806
   9/30/2010                12,503                            12,007
  10/31/2010                12,971                            12,356
  11/30/2010                12,503                            12,029
  12/31/2010                13,555                            12,888
   1/31/2011                13,128                            12,538
   2/28/2011                12,911                            12,421
   3/31/2011                13,649                            13,152
   4/30/2011                14,129                            13,560
   5/31/2011                13,589                            13,204
   6/30/2011                13,304                            13,001
   7/31/2011                13,191                            12,943
   8/31/2011                11,848                            11,786
   9/30/2011                 9,721                            10,068
  10/31/2011                10,994                            11,402
  11/30/2011                10,434                            10,642
  12/31/2011                10,059                            10,513
   1/31/2012                11,450                            11,706
   2/29/2012                12,143                            12,407
   3/31/2012                11,620                            11,993
   4/30/2012                11,240                            11,850
   5/31/2012                 9,993                            10,521
   6/30/2012                10,443                            10,927
   7/31/2012                10,376                            11,140
   8/31/2012                10,517                            11,103
   9/30/2012                11,190                            11,773
  10/31/2012                11,041                            11,701
  11/30/2012                11,162                            11,850
  12/31/2012                11,973                            12,429
   1/31/2013                12,166                            12,601
   2/28/2013                11,957                            12,442
   3/31/2013                11,854                            12,228
   4/30/2013                11,954                            12,320
   5/31/2013                11,609                            12,004
   6/30/2013                10,628                            11,240
   7/31/2013                10,834                            11,357
   8/31/2013                10,604                            11,162
   9/30/2013                11,385                            11,888
  10/31/2013                11,897                            12,466
  11/30/2013                11,608                            12,284
  12/31/2013                11,489                            12,106
   1/31/2014                10,681                            11,320
   2/28/2014                10,919                            11,695
   3/31/2014                11,401                            12,054
   4/30/2014                11,472                            12,094
   5/31/2014                11,938                            12,516
   6/30/2014                12,247                            12,849
   7/31/2014                12,476                            13,097
   8/31/2014                12,751                            13,392
   9/30/2014                11,705                            12,400
  10/31/2014                11,689                            12,546
  11/30/2014                11,491                            12,413
  12/31/2014                10,954                            11,841
   1/31/2015                10,865                            11,912
   2/28/2015                11,248                            12,281
   3/31/2015                10,929                            12,106
   4/30/2015                12,010                            13,037
   5/31/2015                11,474                            12,515
   6/30/2015                11,108                            12,190
   7/31/2015                10,214                            11,345
   8/31/2015                 9,286                            10,319
   9/30/2015                 8,973                            10,009
  10/31/2015                 9,528                            10,723
  11/30/2015                 9,154                            10,304
  12/31/2015                 8,875                            10,075
   1/31/2016                 8,378                             9,421
   2/29/2016                 8,426                             9,406
   3/31/2016                 9,661                            10,650
   4/30/2016                 9,920                            10,708
   5/31/2016                 9,271                            10,309
   6/30/2016                 9,776                            10,721
   7/31/2016                10,390                            11,260
   8/31/2016                10,579                            11,540
   9/30/2016                10,725                            11,689
  10/31/2016                10,955                            11,716
  11/30/2016                10,569                            11,177
  12/31/2016                10,613                            11,202
   1/31/2017                11,281                            11,815
   2/28/2017                11,789                            12,176
   3/31/2017                12,119                            12,484
   4/30/2017                12,204                            12,757
   5/31/2017                12,417                            13,134
   6/30/2017                12,447                            13,266
   7/31/2017                13,112                            14,057
   8/31/2017                13,438                            14,371
   9/30/2017                13,136                            14,314
  10/31/2017                13,596                            14,815
  11/30/2017                13,664                            14,845
  12/31/2017                14,164                            15,378
   1/31/2018                15,405                            16,660
   2/28/2018                14,675                            15,891
   3/31/2018                14,474                            15,596
   4/30/2018                14,524                            15,527
   5/31/2018                13,894                            14,977
   6/30/2018                13,132                            14,355
   7/31/2018                13,730                            14,670
   8/31/2018                13,401                            14,273
   9/30/2018                13,412                            14,198
  10/31/2018                12,282                            12,961
  11/30/2018                12,720                            13,495
  12/31/2018                12,446                            13,138
   1/31/2019                13,350                            14,288
   2/28/2019                13,252                            14,320
   3/31/2019                13,327                            14,440
   4/30/2019                13,425                            14,744
   5/31/2019                12,711                            13,675
   6/30/2019                13,355                            14,528                 Past performance is not predictive
   7/31/2019                12,762                            14,350                 of future performance.
   8/31/2019                12,104                            13,651
   9/30/2019                12,413                            13,911                 The returns shown do not reflect
  10/31/2019                12,844                            14,498                 the deduction of taxes that a
                                                                                     shareholder would pay on fund
                                                                                     distributions or the redemption of
              AVERAGE ANNUAL         ONE          FIVE          TEN                  fund shares.
              TOTAL RETURN           YEAR         YEARS        YEARS
              --------------------------------------------------------------         MSCI data copyright MSCI 2019,
                                     4.57%        1.90%        2.53%                 all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
EMERGING MARKETS CORE EQUITY PORTFOLIO VS.
MSCI Emerging Markets Index (net dividends)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                   [CHART]

                        Emerging Markets Core        MSCI Emerging Markets
                           Equity Portfolio          Index (net dividends)
                          ------------------     ----------------------------
  10/31/2009                   $10,000                     $10,000
  11/30/2009                    10,612                      10,430
  12/31/2009                    11,097                      10,841
   1/31/2010                    10,488                      10,237
   2/28/2010                    10,604                      10,273
   3/31/2010                    11,518                      11,102
   4/30/2010                    11,628                      11,237
   5/31/2010                    10,501                      10,248
   6/30/2010                    10,590                      10,173
   7/31/2010                    11,547                      11,020
   8/31/2010                    11,393                      10,806
   9/30/2010                    12,755                      12,007
  10/31/2010                    13,130                      12,356
  11/30/2010                    12,779                      12,029
  12/31/2010                    13,718                      12,888
   1/31/2011                    13,285                      12,538
   2/28/2011                    13,056                      12,421
   3/31/2011                    13,798                      13,152
   4/30/2011                    14,343                      13,560
   5/31/2011                    13,947                      13,204
   6/30/2011                    13,753                      13,001
   7/31/2011                    13,722                      12,943
   8/31/2011                    12,483                      11,786
   9/30/2011                    10,418                      10,068
  10/31/2011                    11,740                      11,402
  11/30/2011                    11,239                      10,642
  12/31/2011                    10,886                      10,513
   1/31/2012                    12,168                      11,706
   2/29/2012                    12,932                      12,407
   3/31/2012                    12,528                      11,993
   4/30/2012                    12,250                      11,850
   5/31/2012                    10,962                      10,521
   6/30/2012                    11,453                      10,927
   7/31/2012                    11,459                      11,140
   8/31/2012                    11,580                      11,103
   9/30/2012                    12,240                      11,773
  10/31/2012                    12,157                      11,701
  11/30/2012                    12,342                      11,850
  12/31/2012                    13,116                      12,429
   1/31/2013                    13,232                      12,601
   2/28/2013                    13,142                      12,442
   3/31/2013                    13,002                      12,228
   4/30/2013                    13,150                      12,320
   5/31/2013                    12,789                      12,004
   6/30/2013                    11,871                      11,240
   7/31/2013                    12,033                      11,357
   8/31/2013                    11,722                      11,162
   9/30/2013                    12,558                      11,888
  10/31/2013                    13,099                      12,466
  11/30/2013                    12,884                      12,284
  12/31/2013                    12,770                      12,106
   1/31/2014                    11,963                      11,320
   2/28/2014                    12,396                      11,695
   3/31/2014                    12,849                      12,054
   4/30/2014                    12,940                      12,094
   5/31/2014                    13,367                      12,516
   6/30/2014                    13,714                      12,849
   7/31/2014                    13,839                      13,097
   8/31/2014                    14,268                      13,392
   9/30/2014                    13,274                      12,400
  10/31/2014                    13,348                      12,546
  11/30/2014                    13,208                      12,413
  12/31/2014                    12,653                      11,841
   1/31/2015                    12,753                      11,912
   2/28/2015                    13,121                      12,281
   3/31/2015                    12,901                      12,106
   4/30/2015                    13,790                      13,037
   5/31/2015                    13,302                      12,515
   6/30/2015                    12,947                      12,190
   7/31/2015                    12,081                      11,345
   8/31/2015                    11,028                      10,319
   9/30/2015                    10,795                      10,009
  10/31/2015                    11,413                      10,723
  11/30/2015                    11,046                      10,304
  12/31/2015                    10,773                      10,075
   1/31/2016                    10,274                       9,421
   2/29/2016                    10,213                       9,406
   3/31/2016                    11,556                      10,650
   4/30/2016                    11,693                      10,708
   5/31/2016                    11,192                      10,309
   6/30/2016                    11,812                      10,721
   7/31/2016                    12,461                      11,260
   8/31/2016                    12,585                      11,540
   9/30/2016                    12,754                      11,689
  10/31/2016                    12,768                      11,716
  11/30/2016                    12,074                      11,177
  12/31/2016                    12,104                      11,202
   1/31/2017                    12,843                      11,815
   2/28/2017                    13,345                      12,176
   3/31/2017                    13,760                      12,484
   4/30/2017                    14,004                      12,757
   5/31/2017                    14,276                      13,134
   6/30/2017                    14,404                      13,266
   7/31/2017                    15,112                      14,057
   8/31/2017                    15,463                      14,371
   9/30/2017                    15,346                      14,314
  10/31/2017                    15,834                      14,815
  11/30/2017                    15,933                      14,845
  12/31/2017                    16,529                      15,378
   1/31/2018                    17,696                      16,660
   2/28/2018                    16,892                      15,891
   3/31/2018                    16,806                      15,596
   4/30/2018                    16,586                      15,527
   5/31/2018                    15,981                      14,977
   6/30/2018                    15,148                      14,355
   7/31/2018                    15,627                      14,670
   8/31/2018                    15,241                      14,273
   9/30/2018                    14,965                      14,198
  10/31/2018                    13,700                      12,961
  11/30/2018                    14,350                      13,495
  12/31/2018                    14,008                      13,138
   1/31/2019                    15,151                      14,288
   2/28/2019                    15,056                      14,320
   3/31/2019                    15,214                      14,440
   4/30/2019                    15,418                      14,744
   5/31/2019                    14,529                      13,675               Past performance is not predictive
   6/30/2019                    15,345                      14,528               of future performance.
   7/31/2019                    14,941                      14,350
   8/31/2019                    14,311                      13,651               The returns shown do not reflect
   9/30/2019                    14,703                      13,911               the deduction of taxes that a
  10/31/2019                    15,290                      14,498               shareholder would pay on fund
                                                                                 distributions or the redemption of
             AVERAGE ANNUAL          ONE         FIVE         TEN                fund shares.
             TOTAL RETURN            YEAR        YEARS       YEARS
             ------------------------------------------------------------        MSCI data copyright MSCI 2019,
                                    11.61%       2.75%       4.34%               all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS TARGETED VALUE PORTFOLIO VS.
MSCI Emerging Markets Index (net dividends)
NOVEMBER 14, 2018-OCTOBER 31, 2019

                                          [CHART]


                         Emerging Markets           MSCI Emerging Markets
                     Targeted Value Portfolio       Index (net dividends)
                     ------------------------       ---------------------
      11/14/2018             $10,000                      $10,000
      11/30/2018              10,230                       10,278
      12/31/2018              10,038                       10,005
       1/31/2019              10,839                       10,881
       2/28/2019              10,809                       10,906
       3/31/2019              10,869                       10,997
       4/30/2019              10,879                       11,229
       5/31/2019              10,328                       10,414            Past performance is not predictive
       6/30/2019              10,859                       11,064            of future performance.
       7/31/2019              10,508                       10,929
       8/31/2019               9,978                       10,396            The returns shown do not reflect
       9/30/2019              10,098                       10,594            the deduction of taxes that a
      10/31/2019              10,438                       11,041            shareholder would pay on fund
                                                                             distributions or the redemption of
                    AVERAGE ANNUAL              SINCE                        fund shares.
                    TOTAL RETURN              INCEPTION
                    ----------------------------------------------           MSCI data copyright MSCI 2019,
                                                4.38%                        all rights reserved.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW             12 MONTHS ENDED OCTOBER 31, 2019

   Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

                         12 MONTHS ENDED OCTOBER 31, 2019
                         --------------------------------

                                                             RETURN IN U.S. DOLLARS
                                                             ----------------------
MSCI World ex USA Index.....................................         11.08%
MSCI World ex USA Mid Cap Index.............................         10.71%
MSCI World ex USA Small Cap Index...........................          8.61%
MSCI World ex USA Value Index...............................          5.95%
MSCI World ex USA Growth Index..............................         16.25%

   For the 12 Months Ended October 31, 2019, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

                                  12 MONTHS ENDED OCTOBER 31, 2019
                                  --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP               LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------               ------------ ----------------------
Japan............................................................     4.57%             9.16%
United Kingdom...................................................     5.73%             7.08%
France...........................................................    14.29%            12.54%
Canada...........................................................    11.54%            11.45%
Switzerland......................................................    16.43%            18.69%
Germany..........................................................     9.14%             7.46%
Australia........................................................    20.12%            16.76%
Netherlands......................................................    21.77%            20.09%
Hong Kong........................................................    15.60%            15.63%
Spain............................................................     7.47%             5.82%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2019, all rights reserved.

   Emerging markets had positive performance for the period, outperforming non-U.S. developed markets but underperforming the U.S. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices.

                         12 MONTHS ENDED OCTOBER 31, 2019
                         --------------------------------

                                                             RETURN IN U.S. DOLLARS
                                                             ----------------------
MSCI Emerging Markets Index.................................         11.86%
MSCI Emerging Markets Mid Cap Index.........................         11.08%
MSCI Emerging Markets Small Cap Index.......................          9.69%
MSCI Emerging Markets Value Index...........................          6.00%
MSCI Emerging Markets Growth Index..........................         17.97%

   For the 12 Months Ended October 31, 2019, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S.
dollar-denominated returns of emerging markets.

                                  12 MONTHS ENDED OCTOBER 31, 2019
                                  --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP                        LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------                        ------------ ----------------------
China............................................................    12.94%            12.90%
Korea............................................................     7.43%             5.22%
Taiwan...........................................................    20.39%            22.38%
India............................................................    12.67%            17.46%
Brazil...........................................................    22.35%            13.21%
South Africa.....................................................    10.59%             8.41%
Russia...........................................................    31.36%            34.30%
Thailand.........................................................    -4.10%             5.28%
Mexico...........................................................     1.02%             6.71%
Saudi Arabia.....................................................    -1.29%            -1.27%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2019, all rights reserved.

   For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2019, these differences generally detracted from the Portfolios' relative performance.

LARGE CAP INTERNATIONAL PORTFOLIO

   The Large Cap International Portfolio invests in developed ex U.S. large company stocks. The investment strategy is process driven, emphasizing broad diversification. with increased exposure to stocks with smaller total market capitalizations, lower relative price (value) stocks, and higher-profitability stocks within the large-cap segment of developed ex U.S. markets. As of October 31, 2019, the Portfolio held approximately 1,400 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 10.38% for the Portfolio and 11.08% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Portfolio's emphasis on stocks with smaller relative market capitalizations and consequent lesser allocation to stocks with larger market capitalizations had a negative impact on performance relative to the benchmark, as these stocks underperformed their larger counterparts. At the sector level, the Portfolio's exclusion of real estate investment trusts (REITs) had a negative impact on relative performance, as REITs generally outperformed in developed ex U.S. markets.

INTERNATIONAL CORE EQUITY PORTFOLIO

   The International Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Portfolio held approximately 5,300 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 7.67% for the Portfolio and 11.08% for the MSCI

World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With small-cap stocks underperforming large-cap stocks in developed ex U.S. markets for the period, the Portfolio's inclusion of and emphasis on small-caps had a negative impact on performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. The Portfolio's greater emphasis on low relative price (value) stocks also detracted from relative performance, as value stocks underperformed high relative price (growth) stocks.

GLOBAL SMALL COMPANY PORTFOLIO

   The Global Small Company Portfolio is designed to capture the returns of global small company stocks by purchasing shares of seven funds (which shall be collectively referred to below as the "Underlying Funds") managed by Dimensional that individually invest in Canada, the United States, the United Kingdom, Europe (including Israel and excluding the U.K.), Japan, the Asia Pacific region (ex Japan), and emerging markets. The Underlying Funds generally exclude stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Underlying Funds collectively held approximately 10,600 securities in 41 eligible developed and emerging markets.

   For the 12 months ended October 31, 2019, total returns were 4.29% for the Portfolio and 8.03% for the MSCI All Country World Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than by the behavior of a limited number of stocks. The Underlying Funds' greater emphasis on stocks with smaller market capitalizations had a negative impact on performance relative to the benchmark, as these stocks underperformed. At the sector level, the Underlying Funds' exclusion of real estate investment trusts (REITs) detracted from relative performance, as REITs generally outperformed globally.

INTERNATIONAL SMALL COMPANY PORTFOLIO

   The International Small Company Portfolio invests in developed ex U.S. small company stocks by purchasing shares of five Master Funds managed by Dimensional that invest individually in Canada, the United Kingdom, Europe (including Israel and excluding the U.K.), Japan, and the Asia Pacific region (ex Japan). The Portfolio generally excluded stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Master Funds collectively held approximately 4,400 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 6.44% for the Portfolio and 8.61% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Funds' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. At the sector level, the Master Funds' exclusion of real estate investment trusts (REITs) detracted from performance relative to the benchmark, as REITs generally outperformed in developed ex U.S. markets. With micro-caps underperforming small-caps for the period, the Master Funds' greater allocation to micro-cap stocks also detracted from relative performance.

JAPANESE SMALL COMPANY PORTFOLIO

   The Japanese Small Company Portfolio invests in Japanese small company stocks by purchasing shares of the Japanese Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excluded stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Master Fund held approximately 1,800 securities. Average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2019, total returns were 4.01% for the Portfolio and 9.31% for the MSCI Japan Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the Japanese equity market rather than by the behavior of a limited number of stocks. The Master Fund's greater allocations to small- and micro-caps detracted from performance relative to the benchmark, as stocks with smaller market capitalizations underperformed. The Master Fund's exclusion of stocks with the lowest profitability and highest relative price had a negative impact on relative performance, as those stocks outperformed. At the sector level, the Master Fund's exclusion of real estate investment trusts (REITs) detracted from relative performance, as REITs generally outperformed in Japan.

ASIA PACIFIC SMALL COMPANY PORTFOLIO

   The Asia Pacific Small Company Portfolio invests in small company stocks in Australia, Hong Kong, New Zealand, and Singapore by purchasing shares of the Asia Pacific Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excluded stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Master Fund held approximately 810 securities in 4 eligible countries. Average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2019, total returns were 4.81% for the Portfolio and 11.11% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in Asia Pacific equity markets rather than by the behavior of a limited number of stocks. The Master Fund's greater emphasis on stocks with smaller market capitalizations detracted from performance relative to the benchmark, as small-caps underperformed mid-caps in Asia Pacific (ex Japan) markets for the year. At the sector level, the Master Fund's exclusion of real estate investment trusts (REITs) also detracted from relative performance, as REITs generally outperformed in Asia Pacific (ex Japan) markets. The Master Fund's exclusion of stocks with the lowest profitability and highest relative price had a negative impact on relative performance, as those securities also outperformed.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

   The United Kingdom Small Company Portfolio invests in small company stocks in the U.K. by purchasing shares of The United Kingdom Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excluded stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Master Fund held approximately 350 securities. Average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2019, total returns were 10.14% for the Portfolio and 9.41% for the MSCI United Kingdom Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.K. equity market rather than by the behavior of a limited number of stocks. The Master Fund's exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as those securities underperformed for the year. Conversely, at the sector level, the Master Fund's exclusion of real estate investment trusts (REITs) detracted from relative performance, as REITs generally outperformed in the U.K.

CONTINENTAL SMALL COMPANY PORTFOLIO

   The Continental Small Company Portfolio invests in small company stocks in the developed markets of Europe (excluding the U.K.) and Israel by purchasing shares of the Continental Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excluded stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Master Fund held approximately 1,100 securities in 15 eligible countries. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 7.94% for the Portfolio and 6.25% for the MSCI Europe ex U.K. Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in eligible markets rather than by the behavior of a limited number of stocks. The Master Fund and its benchmark use different methodologies to determine which small-cap stocks are eligible for purchase or to hold. This methodology variance led to country-by-country differences between the maximum market capitalization of small-cap stocks bought and held by the

Master Fund relative to the benchmark, which in turn led to differences in holdings between the Master Fund and the benchmark. These holdings differences contributed positively to the Master Fund's performance relative to the benchmark. The Master Fund's exclusion of stocks with the lowest profitability and highest relative price also contributed positively to relative performance, as those securities underperformed for the year. Conversely, at the sector level, the Master Fund's exclusion of real estate investment trusts (REITs) detracted from relative performance, as REITs generally outperformed in eligible markets.

GLOBAL REAL ESTATE MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2019

   Publicly traded global real estate investment trusts (REITs) had positive returns for the period. REITs generally outperformed U.S., developed non-U.S., and emerging markets equities. The U.S. REIT market, the world's largest, had positive performance for the period but underperformed non-U.S. REITs. Among non-U.S. REIT markets, Israel, Greece, and Thailand were among the strongest performers, while Turkey, the Netherlands, and Italy lagged. At the REIT industry level, industrial and residential REITs generally outperformed, while hotel and resort REITs and retail REITs generally underperformed.

                         12 MONTHS ENDED OCTOBER 31, 2019
                         --------------------------------

                                                             RETURN IN U.S. DOLLARS
                                                             ----------------------
Dow Jones U.S. Select REIT lndex/SM/........................         20.72%
S&P Global ex U.S. REIT Index...............................         22.87%
S&P Global REIT Index.......................................         21.68%

Source: Returns are of Standard and Poor's (S&P) indices net of foreign withholding taxes on dividends. Copyright S&P, 2019. All rights reserved.

   For Portfolios investing in non-U.S. REITs and REIT-like securities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2019, these differences generally detracted from the Portfolios' relative performance.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

   The DFA International Real Estate Securities Portfolio invests in a broadly diversified portfolio of real estate securities in developed ex U.S. and emerging markets. As of October 31, 2019, the Portfolio held approximately 280 securities in 21 eligible developed ex U.S. and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 22.54% for the Portfolio and 22.87% for the S&P Global ex US REIT Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was generally determined by broad trends in international real estate securities markets rather than by the behavior of a limited number of stocks. Countries included in the benchmark but not in the Portfolio, particularly Thailand, generally outperformed, detracting from the Portfolio's relative performance.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

   The DFA Global Real Estate Securities Portfolio invests in a broadly diversified group of real estate securities in domestic and international markets, including emerging markets. As of the date of this report, the Portfolio's investments included the DFA International Real Estate Securities Portfolio, the DFA Real Estate Securities Portfolio, and individual securities. As of October 31, 2019, the Portfolio held, either directly or through the underlying portfolios, approximately 440 securities in 22 eligible developed and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 24.55% for the Portfolio and 21.68% for the S&P Global REIT Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was generally determined by broad trends in global real estate markets rather than by the behavior of a limited number of stocks. The Portfolio's broader inclusion of specialized REITs had a positive impact on performance relative to the benchmark as did withholding tax rate differences between the Portfolio and the benchmark.

INTERNATIONAL EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2019

   Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

                         12 MONTHS ENDED OCTOBER 31, 2019
                         --------------------------------

                                                             RETURN IN U.S. DOLLARS
                                                             ----------------------
MSCI World ex USA Index.....................................         11.08%
MSCI World ex USA Mid Cap Index.............................         10.71%
MSCI World ex USA Small Cap Index...........................          8.61%
MSCI World ex USA Value Index...............................          5.95%
MSCI World ex USA Growth Index..............................         16.25%

   For the 12 Months Ended October 31, 2019, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

                                  12 MONTHS ENDED OCTOBER 31, 2019
                                  --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP               LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------               ------------ ----------------------
Japan............................................................     4.57%             9.16%
United Kingdom...................................................     5.73%             7.08%
France...........................................................    14.29%            12.54%
Canada...........................................................    11.54%            11.45%
Switzerland......................................................    16.43%            18.69%
Germany..........................................................     9.14%             7.46%
Australia........................................................    20.12%            16.76%
Netherlands......................................................    21.77%            20.09%
Hong Kong........................................................    15.60%            15.63%
Spain............................................................     7.47%             5.82%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2019, all rights reserved.

   Emerging markets had positive performance for the period, outperforming non-U.S. developed markets but underperforming the U.S. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices.

                         12 MONTHS ENDED OCTOBER 31, 2019
                         --------------------------------

                                                             RETURN IN U.S. DOLLARS
                                                             ----------------------
MSCI Emerging Markets Index.................................         11.86%
MSCI Emerging Markets Mid Cap Index.........................         11.08%
MSCI Emerging Markets Small Cap Index.......................          9.69%
MSCI Emerging Markets Value Index...........................          6.00%
MSCI Emerging Markets Growth Index..........................         17.97%

   For the 12 Months Ended October 31, 2019, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of emerging markets.

                                  12 MONTHS ENDED OCTOBER 31, 2019
                                  --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP                        LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------                        ------------ ----------------------
China............................................................    12.94%            12.90%
Korea............................................................     7.43%             5.22%
Taiwan...........................................................    20.39%            22.38%
India............................................................    12.67%            17.46%
Brazil...........................................................    22.35%            13.21%
South Africa.....................................................    10.59%             8.41%
Russia...........................................................    31.36%            34.30%
Thailand.........................................................    -4.10%             5.28%
Mexico...........................................................     1.02%             6.71%
Saudi Arabia.....................................................    -1.29%            -1.27%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2019, all rights reserved.

   For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2019, these differences generally detracted from the Portfolios' relative performance.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

   The DFA International Small Cap Value Portfolio invests in small-cap value stocks in developed ex U.S. markets, with an emphasis on those with higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Portfolio held approximately 2,100 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 2.94% for the Portfolio and 8.61% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks underperforming high relative price (growth) stocks, the Portfolio's focus on value stocks detracted from performance relative to the style neutral benchmark. At the sector level, the Portfolio's exclusion of real estate investment trusts (REITs) also had a negative impact on relative performance, as REITs generally outperformed in developed ex U.S. markets.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

   The International Vector Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio's increased exposure to small capitalization and value stocks may be achieved by decreasing the allocation to or excluding the largest high relative price (growth) stocks in developed ex U.S. markets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Portfolio held approximately 4,700 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 5.49% for the Portfolio and 11.08% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With small-cap stocks underperforming large-cap stocks in developed ex U.S. markets for the period, the Portfolio's inclusion of and emphasis on small-caps had a negative impact on performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. The Portfolio's greater emphasis on low relative price (value) stocks also detracted from relative performance, as value stocks underperformed high relative price (growth) stocks.

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

   The International High Relative Profitability Portfolio invests in developed ex U.S. large-cap stocks with higher profitability. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher-profitability within the large-cap high relative profitability segment of developed ex U.S. markets. As of October 31, 2019, the Portfolio held approximately 560 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 13.19% for the Portfolio and 11.08% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Portfolio's focus on stocks with higher profitability contributed positively to performance relative to the benchmark, as higher-profitability stocks generally outperformed lower-profitability stocks within the large-cap segment of the market for the period.

WORLD EX U.S. VALUE PORTFOLIO

   The World ex U.S. Value Portfolio is designed to capture the returns of value stocks across all market capitalizations in developed ex U.S. and emerging markets. The Portfolio may pursue its objective by holding direct securities; by purchasing shares of funds managed by Dimensional: the DFA International Value Series, the DFA International Small Cap Value Portfolio, and the Dimensional Emerging Markets Value Fund (the "Underlying Funds"); or by a combination of securities and Underlying Funds. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Portfolio, directly and through the Underlying Funds, held approximately 5,100 securities in 41 eligible developed ex U.S. and emerging markets.

   For the 12 months ended October 31, 2019, total returns were 3.75% for the Portfolio and 11.27% for the MSCI All Country World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging equity markets rather than by the behavior of a limited number of stocks. The Underlying Funds' focus on low relative price (value) stocks had a negative impact on performance relative to the style-neutral benchmark, as value stocks generally underperformed high relative price (growth) stocks globally. With small-caps underperforming large-caps globally for the period, the Underlying Funds' inclusion of and greater emphasis on small-cap stocks also detracted from performance relative to the benchmark which is composed primarily of large- and mid-cap stocks.

WORLD EX U.S. TARGETED VALUE PORTFOLIO

   The World ex U.S. Targeted Value Portfolio invests in small- and mid-cap value stocks in developed ex U.S. and emerging markets, with an emphasis on those with higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Portfolio held approximately 4,200 securities in 40 eligible developed ex U.S. and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 4.99% for the Portfolio and 8.77% for the MSCI All Country World ex USA Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks underperforming high relative price (growth) stocks in developed ex U.S. markets, the Portfolio's focus on value stocks detracted from performance relative to the style-neutral benchmark. At the sector level, the Portfolio's exclusion of real estate investment trusts (REITs) also had a negative impact on relative performance, as REITs generally outperformed in developed ex U.S. and emerging markets.

WORLD EX U.S. CORE EQUITY PORTFOLIO

   The World ex U.S. Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. and emerging markets with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Portfolio held approximately 9,200 securities in 43 eligible developed ex U.S. and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 8.64% for the Portfolio and 11.27% for the MSCI All Country World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging equity markets rather than by the behavior of a limited number of stocks. With small-cap stocks underperforming large-cap stocks in developed ex U.S. and emerging markets for the period, the Portfolio's inclusion of and emphasis on small-caps had a negative impact on performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. The Portfolio's greater emphasis on low relative price (value) stocks also detracted from relative performance, as value stocks underperformed high relative price (growth) stocks in developed ex U.S. and emerging markets.

WORLD CORE EQUITY PORTFOLIO

   The World Core Equity Portfolio seeks long-term capital appreciation generally by investing in a combination of mutual funds managed by Dimensional. As of the date of this report, the Portfolio's investments included the U.S. Core Equity 1 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the "Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Underlying Funds collectively held more than 13,300 equity securities in 44 eligible developed and emerging markets.

   For the 12 months ended October 31, 2019, total returns were 9.94% for the Portfolio and 12.59% for the MSCI All Country World Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than by the behavior of a limited group of stocks. With small-caps underperforming large-caps globally for the period, the Underlying Funds' inclusion of and emphasis on small-cap stocks detracted from performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks). With low relative price (value) stocks generally underperforming high relative price (growth) stocks globally, the Underlying Funds' greater emphasis on value stocks also had a negative impact on relative performance.

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

   The Selectively Hedged Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of other mutual funds managed by Dimensional. As of the date of this report, the Portfolio invests in the U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (the "Underlying Funds"). The Portfolio hedges foreign currency exposure on a selective basis to capture positive forward currency premiums. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Underlying Funds collectively held approximately 13,100 securities in 44 eligible developed and emerging markets.

   For the 12 months ended October 31, 2019, total returns were 10.10% for the Portfolio and 12.59% for the MSCI All Country World Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets (rather than by the behavior of a limited group of stocks in a particular industry or country) and by the effect of the Portfolio's currency hedging activity. With small-caps underperforming large-caps globally for the period, the Underlying Funds' inclusion of and emphasis on small-cap stocks detracted from performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks). With low relative price (value) stocks generally underperforming high relative price (growth) stocks globally, the Underlying Funds' greater emphasis on value stocks also had a negative impact on relative performance. The Portfolio's strategy of selectively hedging foreign currency exposure contributed positively to performance relative to the benchmark (which does not hedge currency exposure), as the U.S. dollar generally strengthened against the currencies to which the Portfolio had hedged its exposure.

EMERGING MARKETS PORTFOLIO

   The Emerging Markets Portfolio invests in large-cap stocks in emerging markets by purchasing shares of The Emerging Markets Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher-profitability within the large-cap segment of emerging markets. As of October 31, 2019, the Master Fund held approximately 1,200 securities in 21 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2019, total returns were 11.06% for the Portfolio and 11.86% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Master Fund's greater emphasis on low relative price (value) stocks had a negative impact on performance relative to the benchmark, as value stocks underperformed high relative price (growth) stocks in emerging markets for the period.

EMERGING MARKETS SMALL CAP PORTFOLIO

   The Emerging Markets Small Cap Portfolio invests in small company stocks in emerging markets by purchasing shares of The Emerging Markets Small Cap Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price. The Master Fund's investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Master Fund held approximately 4,200 securities in 18 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2019, total returns were 12.96% for the Portfolio and 11.86% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was principally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Master Fund's greater allocations to Taiwan and Brazil had a positive impact on relative performance, as small-caps in Taiwan and Brazil outperformed for the period.

EMERGING MARKETS VALUE PORTFOLIO

   The Emerging Markets Value Portfolio invests in value stocks of large and small companies in emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher-profitability within the value segment of emerging markets. As of October 31, 2019, the Master Fund held approximately 2,500 securities in 19 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2019, total returns were 4.57% for the Portfolio's Class R2 shares, 4.83% for the Portfolio's Institutional
Class shares, and 11.86% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, the Master Fund's performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Master Fund's focus on low relative price (value) stocks had a negative impact on performance relative to the style-neutral benchmark, as value stocks underperformed high relative price (growth) stocks in emerging markets for the period. With small-cap stocks underperforming large-cap stocks, the Master Fund's inclusion of small-caps also detracted from performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. At the country level, the Master Fund's focus on value stocks had a particularly negative impact in China, as Chinese value stocks underperformed.

EMERGING MARKETS CORE EQUITY PORTFOLIO

   The Emerging Markets Core Equity Portfolio invests in a broadly diversified group of stocks in emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Portfolio held approximately 4,900 securities in 21 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 11.61% for the Portfolio and 11.86% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Portfolio's greater emphasis on low relative price (value) stocks and consequent lesser allocation to high relative price (growth) stocks detracted from performance relative to the benchmark, as value stocks underperformed growth stocks in emerging markets for the period. With small-cap stocks underperforming large-cap stocks in emerging markets for the period, the Portfolio's inclusion of and emphasis on small-caps had a negative impact on performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. Conversely, the Portfolio's greater emphasis on stocks with higher profitability contributed positively to relative performance, as higher-profitability stocks generally outperformed lower-profitability stocks for the period.

EMERGING MARKETS TARGETED VALUE PORTFOLIO

   The Emerging Markets Targeted Value Portfolio invests in value stocks of small- and mid-cap companies in emerging markets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to smaller total market capitalizations, lower relative price (value) stocks, and higher-profitability stocks within the small- and mid-cap value segment of emerging markets. As of October 31, 2019, the Portfolio held approximately 1,600 securities in 18 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the period from the Portfolio's inception on November 14, 2018, through October 31, 2019, total returns were 4.38% for the Portfolio and 10.41% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Portfolio's focus on low relative price (value) stocks had a negative impact on performance relative to the style-neutral benchmark, as value stocks underperformed high relative price (growth) stocks in emerging markets for the period. With small-cap and mid-cap stocks underperforming large-cap stocks, the Portfolio's focus on small- and mid-cap stocks also detracted from performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2019

EXPENSE TABLES

                                                             BEGINNING  ENDING               EXPENSES
                                                              ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                                               VALUE    VALUE     EXPENSE     DURING
                                                             05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                                             --------- --------- ---------- ----------
LARGE CAP INTERNATIONAL PORTFOLIO
---------------------------------
Actual Fund Return.......................................... $1,000.00 $1,023.80    0.24%     $1.22
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.00    0.24%     $1.22

INTERNATIONAL CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return.......................................... $1,000.00 $1,014.00    0.30%     $1.52
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.69    0.30%     $1.53

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                     BEGINNING  ENDING               EXPENSES
                                                      ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                                       VALUE    VALUE     EXPENSE     DURING
                                                     05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                                     --------- --------- ---------- ----------
GLOBAL SMALL COMPANY PORTFOLIO (2)
----------------------------------
Actual Fund Return.................................. $1,000.00 $  990.20    0.49%     $2.46
Hypothetical 5% Annual Return....................... $1,000.00 $1,022.74    0.49%     $2.50

INTERNATIONAL SMALL COMPANY PORTFOLIO (2)
-----------------------------------------
Actual Fund Return.................................. $1,000.00 $1,014.50    0.54%     $2.74
Hypothetical 5% Annual Return....................... $1,000.00 $1,022.48    0.54%     $2.75

JAPANESE SMALL COMPANY PORTFOLIO (3)
------------------------------------
Actual Fund Return.................................. $1,000.00 $1,056.90    0.55%     $2.85
Hypothetical 5% Annual Return....................... $1,000.00 $1,022.43    0.55%     $2.80

ASIA PACIFIC SMALL COMPANY PORTFOLIO (3)
----------------------------------------
Actual Fund Return.................................. $1,000.00 $  957.00    0.57%     $2.81
Hypothetical 5% Annual Return....................... $1,000.00 $1,022.33    0.57%     $2.91

UNITED KINGDOM SMALL COMPANY PORTFOLIO (3)
------------------------------------------
Actual Fund Return.................................. $1,000.00 $1,007.70    0.59%     $2.99
Hypothetical 5% Annual Return....................... $1,000.00 $1,022.23    0.59%     $3.01

CONTINENTAL SMALL COMPANY PORTFOLIO (3)
---------------------------------------
Actual Fund Return.................................. $1,000.00 $1,007.90    0.56%     $2.83
Hypothetical 5% Annual Return....................... $1,000.00 $1,022.38    0.56%     $2.85

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
--------------------------------------------------
Actual Fund Return.................................. $1,000.00 $1,102.20    0.28%     $1.48
Hypothetical 5% Annual Return....................... $1,000.00 $1,023.79    0.28%     $1.43

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO (4)
-----------------------------------------------
Actual Fund Return.................................. $1,000.00 $1,108.10    0.24%     $1.28
Hypothetical 5% Annual Return....................... $1,000.00 $1,024.00    0.24%     $1.22

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
-------------------------------------------
Actual Fund Return.................................. $1,000.00 $1,006.30    0.69%     $3.49
Hypothetical 5% Annual Return....................... $1,000.00 $1,021.73    0.69%     $3.52

INTERNATIONAL VECTOR EQUITY PORTFOLIO
-------------------------------------
Actual Fund Return.................................. $1,000.00 $1,006.20    0.50%     $2.53
Hypothetical 5% Annual Return....................... $1,000.00 $1,022.69    0.50%     $2.55

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
---------------------------------------------------
Actual Fund Return.................................. $1,000.00 $1,033.40    0.35%     $1.79
Hypothetical 5% Annual Return....................... $1,000.00 $1,023.44    0.35%     $1.79

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                BEGINNING  ENDING               EXPENSES
                                                 ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                                  VALUE    VALUE     EXPENSE     DURING
                                                05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                                --------- --------- ---------- ----------
WORLD EX U.S. VALUE PORTFOLIO (2)
---------------------------------
Actual Fund Return............................. $1,000.00 $  983.00    0.54%     $2.70
Hypothetical 5% Annual Return.................. $1,000.00 $1,022.48    0.54%     $2.75

WORLD EX U.S. TARGETED VALUE PORTFOLIO
--------------------------------------
Actual Fund Return............................. $1,000.00 $  990.20    0.69%     $3.46
Hypothetical 5% Annual Return.................. $1,000.00 $1,021.73    0.69%     $3.52

WORLD EX U.S. CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return............................. $1,000.00 $1,005.70    0.38%     $1.92
Hypothetical 5% Annual Return.................. $1,000.00 $1,023.29    0.38%     $1.94

WORLD CORE EQUITY PORTFOLIO (2)
-------------------------------
Actual Fund Return............................. $1,000.00 $1,016.60    0.33%     $1.68
Hypothetical 5% Annual Return.................. $1,000.00 $1,023.54    0.33%     $1.68

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO (2)
----------------------------------------------
Actual Fund Return............................. $1,000.00 $1,015.30    0.37%     $1.88
Hypothetical 5% Annual Return.................. $1,000.00 $1,023.34    0.37%     $1.89

EMERGING MARKETS PORTFOLIO (3)
------------------------------
Actual Fund Return............................. $1,000.00 $  991.40    0.48%     $2.41
Hypothetical 5% Annual Return.................. $1,000.00 $1,022.79    0.48%     $2.45

EMERGING MARKETS SMALL CAP PORTFOLIO (3)
----------------------------------------
Actual Fund Return............................. $1,000.00 $  987.40    0.72%     $3.61
Hypothetical 5% Annual Return.................. $1,000.00 $1,021.58    0.72%     $3.67

EMERGING MARKETS VALUE PORTFOLIO (3)
------------------------------------
Actual Fund Return
   Class R2 Shares............................. $1,000.00 $  956.70    0.81%     $3.99
   Institutional Class Shares.................. $1,000.00 $  958.00    0.56%     $2.76
Hypothetical 5% Annual Return
   Class R2 Shares............................. $1,000.00 $1,021.12    0.81%     $4.13
   Institutional Class Shares.................. $1,000.00 $1,022.38    0.56%     $2.85

EMERGING MARKETS CORE EQUITY PORTFOLIO
--------------------------------------
Actual Fund Return............................. $1,000.00 $  991.70    0.53%     $2.66
Hypothetical 5% Annual Return.................. $1,000.00 $1,022.53    0.53%     $2.70

EMERGING MARKETS TARGETED VALUE PORTFOLIO
-----------------------------------------
Actual Fund Return............................. $1,000.00 $  959.50    0.85%     $4.20

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                   BEGINNING  ENDING               EXPENSES
                                    ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                     VALUE    VALUE     EXPENSE     DURING
                                   05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                   --------- --------- ---------- ----------
   Hypothetical 5% Annual Return.. $1,000.00 $1,020.92    0.85%     $4.33

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.
(2)The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds' portion of the expenses of its Underlying Funds (Affiliated Investment Companies).
(3)The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).
(4)The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund's portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 30, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company's holdings, which reflect the investments by category or country.

FEEDER FUNDS

                                               AFFILIATED INVESTMENT COMPANIES
                                               -------------------------------
  Japanese Small Company Portfolio............              100.0%
  Asia Pacific Small Company Portfolio........              100.0%
  United Kingdom Small Company Portfolio......              100.0%
  Continental Small Company Portfolio.........              100.0%
  Emerging Markets Portfolio..................              100.0%
  Emerging Markets Small Cap Portfolio........              100.0%
  Emerging Markets Value Portfolio............              100.0%

  FUNDS OF FUNDS

                                               AFFILIATED INVESTMENT COMPANIES
                                               -------------------------------
  Global Small Company Portfolio..............              100.0%
  International Small Company Portfolio.......              100.0%
  World ex U.S. Value Portfolio...............              100.0%
  World Core Equity Portfolio.................              100.0%
  Selectively Hedged Global Equity Portfolio..              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

INTERNATIONAL EQUITY PORTFOLIOS

                       LARGE CAP INTERNATIONAL PORTFOLIO

Communication Services.............   5.8%
Consumer Discretionary.............  13.0%
Consumer Staples...................  10.3%
Energy.............................   6.5%
Financials.........................  17.9%
Health Care........................   9.9%
Industrials........................  15.6%
Information Technology.............   6.2%
Materials..........................   9.3%
Real Estate........................   2.0%
Utilities..........................   3.5%
                                    -----
                                    100.0%

                      INTERNATIONAL CORE EQUITY PORTFOLIO

Communication Services.............   5.8%
Consumer Discretionary.............  14.5%
Consumer Staples...................   7.7%
Energy.............................   6.2%
Financials.........................  16.0%
Health Care........................   6.9%
Industrials........................  18.3%
Information Technology.............   6.5%
Materials..........................  12.0%
Real Estate........................   2.8%
Utilities..........................   3.3%
                                    -----
                                    100.0%

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

Real Estate........................ 100.0%
                                    -----
                                    100.0%

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

Affiliated Investment Companies....  49.9%
Real Estate........................  50.1%
                                    -----
                                    100.0%

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

Communication Services.............   2.4%
Consumer Discretionary.............  14.6%
Consumer Staples...................   4.5%
Energy.............................   6.5%
Financials.........................  20.0%
Health Care........................   2.2%
Industrials........................  23.7%
Information Technology.............   4.3%
Materials..........................  16.6%
Real Estate........................   3.5%
Utilities..........................   1.7%
                                    -----
                                    100.0%

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

Communication Services.............   5.0%
Consumer Discretionary.............  14.8%
Consumer Staples...................   5.7%
Energy.............................   6.5%
Financials.........................  18.0%
Health Care........................   4.8%
Industrials........................  20.0%
Information Technology.............   6.5%
Materials..........................  13.1%
Real Estate........................   3.3%
Utilities..........................   2.3%
                                    -----
                                    100.0%

              INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

Communication Services.............   9.4%
Consumer Discretionary.............  16.9%
Consumer Staples...................  12.9%
Energy.............................   3.0%
Financials.........................   5.4%
Health Care........................  13.1%
Industrials........................  20.0%
Information Technology.............   7.3%
Materials..........................   9.4%
Real Estate........................   0.8%
Utilities..........................   1.8%
                                    -----
                                    100.0%

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

Communication Services.............   3.3%
Consumer Discretionary.............  14.0%
Consumer Staples...................   4.6%
Energy.............................   5.1%
Financials.........................  17.9%
Health Care........................   2.4%
Industrials........................  21.4%
Information Technology.............   7.7%
Materials..........................  16.9%
Real Estate........................   4.6%
Utilities..........................   2.1%
                                    -----
                                    100.0%

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

Communication Services.............   6.4%
Consumer Discretionary.............  13.6%
Consumer Staples...................   7.5%
Energy.............................   6.2%
Financials.........................  16.3%
Health Care........................   6.2%
Industrials........................  16.1%
Information Technology.............   9.2%
Materials..........................  11.3%
Real Estate........................   3.8%
Utilities..........................   3.4%
                                    -----
                                    100.0%

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

Communication Services.............   7.4%
Consumer Discretionary.............  10.6%
Consumer Staples...................   7.2%
Energy.............................   7.3%
Financials.........................  18.3%
Health Care........................   3.1%
Industrials........................   8.7%
Information Technology.............  19.6%
Materials..........................  10.3%
Real Estate........................   3.9%
Utilities..........................   3.6%
                                    -----
                                    100.0%

                   EMERGING MARKETS TARGETED VALUE PORTFOLIO

Communication Services.............   2.6%
Consumer Discretionary.............  11.5%
Consumer Staples...................   5.0%
Energy.............................   4.3%
Financials.........................  15.7%
Health Care........................   4.4%
Industrials........................  16.4%
Information Technology.............  13.8%
Materials..........................  16.6%
Real Estate........................   7.5%
Utilities..........................   2.2%
                                    -----
                                    100.0%

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                     PERCENTAGE
                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                         --------- ------------------------------- ---------------
COMMON STOCKS -- (96.1%)
AUSTRALIA -- (6.1%)
   BHP Group, Ltd.......................   842,811          $ 20,659,364                 0.4%
   Commonwealth Bank of Australia.......   512,071            27,764,537                 0.5%
   CSL, Ltd.............................   133,309            23,509,875                 0.4%
   National Australia Bank, Ltd.........   785,876            15,426,065                 0.3%
   Westpac Banking Corp.................   772,384            14,996,211                 0.3%
   Other Securities.....................                     231,330,973                 4.3%
                                                            ------------                ----
TOTAL AUSTRALIA.........................                     333,687,025                 6.2%
                                                            ------------                ----

AUSTRIA -- (0.2%)
   Other Securities.....................                      12,151,026                 0.2%
                                                            ------------                ----

BELGIUM -- (1.1%)
   Anheuser-Busch InBev SA..............   265,831            21,457,184                 0.4%
   Other Securities.....................                      36,423,225                 0.7%
                                                            ------------                ----
TOTAL BELGIUM...........................                      57,880,409                 1.1%
                                                            ------------                ----

CANADA -- (8.6%)
   Bank of Montreal, (2073174)..........   205,319            15,191,553                 0.3%
   Royal Bank of Canada.................   250,890            20,237,304                 0.4%
   Royal Bank of Canada.................   216,240            17,441,918                 0.3%
   Other Securities.....................                     420,177,260                 7.8%
                                                            ------------                ----
TOTAL CANADA............................                     473,048,035                 8.8%
                                                            ------------                ----

DENMARK -- (1.5%)
   Novo Nordisk A.S., Class B...........   483,626            26,593,962                 0.5%
   Other Securities.....................                      56,736,791                 1.0%
                                                            ------------                ----
TOTAL DENMARK...........................                      83,330,753                 1.5%
                                                            ------------                ----

FINLAND -- (1.2%)
   Other Securities.....................                      63,955,265                 1.2%
                                                            ------------                ----

FRANCE -- (9.8%)
   Air Liquide SA.......................   133,647            17,769,844                 0.3%
   Airbus SE............................   178,673            25,632,114                 0.5%
   Danone SA............................   170,573            14,130,474                 0.3%
   L'Oreal SA...........................    57,248            16,719,946                 0.3%
   LVMH Moet Hennessy Louis Vuitton SE..    92,526            39,513,747                 0.7%
   Sanofi...............................   234,559            21,623,305                 0.4%
   Total SA.............................   715,241            37,813,499                 0.7%
#  Vinci SA.............................   180,868            20,292,708                 0.4%
   Other Securities.....................                     342,506,362                 6.4%
                                                            ------------                ----
TOTAL FRANCE............................                     536,001,999                10.0%
                                                            ------------                ----

GERMANY -- (6.9%)
   Adidas AG............................    55,653            17,203,830                 0.3%
   Allianz SE...........................    71,677            17,505,139                 0.3%
   BASF SE..............................   230,485            17,521,286                 0.3%
   Bayer AG.............................   294,208            22,823,529                 0.4%
   Daimler AG...........................   354,259            20,661,355                 0.4%
   Deutsche Telekom AG.................. 1,086,899            19,124,595                 0.4%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                         --------- ------------------------------- ---------------
GERMANY -- (Continued)
   SAP SE...............................   219,235         $   29,048,954                0.5%
   Siemens AG...........................   179,739             20,741,879                0.4%
   Other Securities.....................                      215,720,813                4.1%
                                                           --------------               ----
TOTAL GERMANY...........................                      380,351,380                7.1%
                                                           --------------               ----

HONG KONG -- (3.0%)
   AIA Group, Ltd....................... 3,211,400             31,979,820                0.6%
   Other Securities.....................                      132,539,019                2.5%
                                                           --------------               ----
TOTAL HONG KONG.........................                      164,518,839                3.1%
                                                           --------------               ----

IRELAND -- (0.7%)
   Other Securities.....................                       36,959,396                0.7%
                                                           --------------               ----

ISRAEL -- (0.5%)
   Other Securities.....................                       26,915,131                0.5%
                                                           --------------               ----

ITALY -- (2.1%)
   Enel SpA............................. 2,271,536             17,605,218                0.3%
   Other Securities.....................                       98,730,731                1.9%
                                                           --------------               ----
TOTAL ITALY.............................                      116,335,949                2.2%
                                                           --------------               ----

JAPAN -- (22.6%)
   KDDI Corp............................   633,700             17,535,203                0.3%
   SoftBank Group Corp..................   657,976             25,309,971                0.5%
   Sony Corp............................   385,400             23,458,968                0.5%
   Toyota Motor Corp ...................   669,423             46,445,159                0.9%
#  Toyota Motor Corp., Sponsored ADR....    88,432             12,252,254                0.2%
   Other Securities.....................                    1,112,756,533               20.7%
                                                           --------------               ----
TOTAL JAPAN.............................                    1,237,758,088               23.1%
                                                           --------------               ----

NETHERLANDS -- (3.1%)
#  ASML Holding NV......................    72,895             19,096,303                0.4%
   Koninklijke Ahold Delhaize NV........   661,292             16,479,433                0.3%
#  Unilever NV..........................   268,265             15,856,252                0.3%
   Other Securities.....................                      119,250,610                2.2%
                                                           --------------               ----
TOTAL NETHERLANDS.......................                      170,682,598                3.2%
                                                           --------------               ----

NEW ZEALAND -- (0.3%)
   Other Securities.....................                       17,770,579                0.3%
                                                           --------------               ----

NORWAY -- (0.8%)
   Other Securities.....................                       41,298,731                0.8%
                                                           --------------               ----

PORTUGAL -- (0.2%)
   Other Securities.....................                        8,680,900                0.2%
                                                           --------------               ----

SINGAPORE -- (1.1%)
   Other Securities.....................                       58,441,542                1.1%
                                                           --------------               ----

SPAIN -- (2.4%)
   Banco Santander SA................... 4,226,484             16,970,591                0.3%
   Iberdrola S.A........................ 2,031,389             20,880,636                0.4%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                                PERCENTAGE
                                                     SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                   ---------- ------------------------------- ---------------
SPAIN -- (Continued)
   Other Securities...............................                    $   94,367,295                1.8%
                                                                      --------------              ------
TOTAL SPAIN.......................................                       132,218,522                2.5%
                                                                      --------------              ------

SWEDEN -- (2.5%)
   Other Securities...............................                       137,326,511                2.6%
                                                                      --------------              ------

SWITZERLAND -- (7.6%)
   Nestle SA......................................    891,325             95,355,118                1.8%
   Novartis AG....................................    448,358             39,175,369                0.7%
   Roche Holding AG...............................      7,984              2,380,244                0.1%
   Roche Holding AG...............................    217,168             65,357,969                1.2%
   Other Securities...............................                       211,629,038                3.9%
                                                                      --------------              ------
TOTAL SWITZERLAND.................................                       413,897,738                7.7%
                                                                      --------------              ------

UNITED KINGDOM -- (13.8%)
#  AstraZeneca P.L.C., Sponsored ADR..............    461,956             22,649,703                0.4%
   BP P.L.C., Sponsored ADR.......................  1,106,581             41,950,505                0.8%
   Diageo P.L.C., Sponsored ADR...................    128,576             21,069,749                0.4%
   GlaxoSmithKline P.L.C., Sponsored ADR..........    428,638             19,631,620                0.4%
   HSBC Holdings P.L.C., Sponsored ADR............    628,620             23,755,550                0.4%
   Royal Dutch Shell P.L.C., Sponsored ADR,
     Class A......................................    352,746             20,448,701                0.4%
#  Royal Dutch Shell P.L.C., Sponsored ADR,
  Class B.........................................    433,725             25,281,830                0.5%
   Royal Dutch Shell P.L.C. , Class A (B03MLX2)...    491,594             14,250,368                0.3%
   Unilever P.L.C., Sponsored ADR.................    274,641             16,508,671                0.3%
   Other Securities...............................                       550,310,801               10.2%
                                                                      --------------              ------
TOTAL UNITED KINGDOM..............................                       755,857,498               14.1%
                                                                      --------------              ------
TOTAL COMMON STOCKS...............................                     5,259,067,914               98.2%
                                                                      --------------              ------
PREFERRED STOCKS -- (0.6%)

GERMANY -- (0.6%)
   Volkswagen AG..................................     83,696             15,911,047                0.3%
   Other Securities...............................                        15,428,043                0.3%
                                                                      --------------              ------
TOTAL GERMANY.....................................                        31,339,090                0.6%
                                                                      --------------              ------

UNITED KINGDOM -- (0.0%)
   Other Security.................................                            31,221                0.0%
                                                                      --------------              ------
TOTAL PREFERRED STOCKS............................                        31,370,311                0.6%
                                                                      --------------              ------

RIGHTS/WARRANTS -- (0.0%)
   Other Security.................................                             3,332                0.0%
                                                                      --------------              ------
TOTAL INVESTMENT SECURITIES
  (Cost $4,479,991,558)...........................                     5,290,441,557
                                                                      --------------

                                                                          VALUE+
                                                              -------------------------------
SECURITIES LENDING COLLATERAL -- (3.3%)
@(S)  The DFA Short Term Investment Fund.......... 15,664,102            181,249,321                3.4%
                                                                      --------------              ------
TOTAL INVESTMENTS--(100.0%)
  (Cost $4,661,226,638)...........................                    $5,471,690,878              102.2%
                                                                      ==============              ======

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

As of October 31, 2019, Large Cap International Portfolio had entered into the following outstanding futures contracts:

                                                                                   UNREALIZED
                                    NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                         CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                         --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI EAFE Index....................     85     12/20/19  $ 8,144,332 $ 8,318,100    $173,768
S&P 500(R) Emini Index.............    218     12/20/19   32,665,293  33,090,220     424,927
                                                         ----------- -----------    --------
TOTAL FUTURES CONTRACTS............                      $40,809,625 $41,408,320    $598,695
                                                         =========== ===========    ========

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              --------------------------------------------------
                                                LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                              ------------ -------------- ------- --------------
Common Stocks
   Australia................................. $  4,416,424 $  329,270,601   --    $  333,687,025
   Austria...................................           --     12,151,026   --        12,151,026
   Belgium...................................    2,728,660     55,151,749   --        57,880,409
   Canada....................................  470,668,068      2,379,967   --       473,048,035
   Denmark...................................    3,340,092     79,990,661   --        83,330,753
   Finland...................................           --     63,955,265   --        63,955,265
   France....................................    8,561,778    527,440,221   --       536,001,999
   Germany...................................   13,323,911    367,027,469   --       380,351,380
   Hong Kong.................................      735,289    163,783,550   --       164,518,839
   Ireland...................................   11,111,403     25,847,993   --        36,959,396
   Israel....................................    5,490,163     21,424,968   --        26,915,131
   Italy.....................................    6,622,070    109,713,879   --       116,335,949
   Japan.....................................   30,661,502  1,207,096,586   --     1,237,758,088
   Netherlands...............................   48,441,924    122,240,674   --       170,682,598
   New Zealand...............................           --     17,770,579   --        17,770,579
   Norway....................................      812,247     40,486,484   --        41,298,731
   Portugal..................................           --      8,680,900   --         8,680,900
   Singapore.................................           --     58,441,542   --        58,441,542
   Spain.....................................    3,018,349    129,200,173   --       132,218,522
   Sweden....................................           --    137,326,511   --       137,326,511
   Switzerland...............................   20,044,897    393,852,841   --       413,897,738
   United Kingdom............................  244,671,883    511,185,615   --       755,857,498
Preferred Stocks
   Germany...................................           --     31,339,090   --        31,339,090
   United Kingdom............................           --         31,221   --            31,221
Rights/Warrants
   Norway....................................           --          3,332   --             3,332
Securities Lending Collateral................           --    181,249,321   --       181,249,321
Futures Contracts**..........................      598,695             --   --           598,695
                                              ------------ --------------   --    --------------
TOTAL........................................ $875,247,355 $4,597,042,218   --    $5,472,289,573
                                              ============ ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
COMMON STOCKS -- (95.1%)
AUSTRALIA -- (6.1%)
    BHP Group, Ltd................................................... 4,074,214         $   99,868,974                0.3%
    Commonwealth Bank of Australia................................... 1,329,108             72,064,357                0.3%
    CSL, Ltd.........................................................   329,396             58,091,043                0.2%
    National Australia Bank, Ltd..................................... 2,938,574             57,681,662                0.2%
    Other Securities.................................................                    1,637,159,294                5.3%
                                                                                        --------------                ---
TOTAL AUSTRALIA......................................................                    1,924,865,330                6.3%
                                                                                        --------------                ---
AUSTRIA -- (0.5%)
    Other Securities.................................................                      170,304,237                0.6%
                                                                                        --------------                ---
BELGIUM -- (1.2%)
    Anheuser-Busch InBev SA..........................................   790,952             63,843,579                0.2%
    Other Securities.................................................                      320,149,180                1.1%
                                                                                        --------------                ---
TOTAL BELGIUM........................................................                      383,992,759                1.3%
                                                                                        --------------                ---
CANADA -- (8.6%)
    Bank of Montreal, (2073174)......................................   847,416             62,700,310                0.2%
#   Canadian Natural Resources, Ltd.................................. 2,471,877             62,340,738                0.2%
    Royal Bank of Canada............................................. 1,049,719             84,670,335                0.3%
    Suncor Energy, Inc., (B3NB0P5)................................... 2,403,185             71,350,563                0.3%
    Other Securities.................................................                    2,445,512,655                7.9%
                                                                                        --------------                ---
TOTAL CANADA.........................................................                    2,726,574,601                8.9%
                                                                                        --------------                ---
CHINA -- (0.0%)
    Other Securities.................................................                          922,663                0.0%
                                                                                        --------------                ---
DENMARK -- (1.6%)
    Other Securities.................................................                      490,319,933                1.6%
                                                                                        --------------                ---
FINLAND -- (1.6%)
    UPM-Kymmene Oyj.................................................. 1,984,919             64,647,713                0.2%
    Other Securities.................................................                      438,953,128                1.4%
                                                                                        --------------                ---
TOTAL FINLAND........................................................                      503,600,841                1.6%
                                                                                        --------------                ---
FRANCE -- (7.9%)
    Air Liquide SA...................................................   476,618             63,371,596                0.2%
    Airbus SE........................................................   503,228             72,192,203                0.2%
    Cie Generale des Etablissements Michelin SCA.....................   610,972             74,390,235                0.3%
    Eiffage SA.......................................................   545,963             58,639,764                0.2%
    LVMH Moet Hennessy Louis Vuitton SE..............................   248,441            106,097,695                0.4%
    Orange SA........................................................ 4,330,858             69,702,953                0.2%
    Peugeot SA....................................................... 3,354,230             84,949,606                0.3%
    Total SA......................................................... 2,613,611            138,176,890                0.5%
#   Vinci SA.........................................................   522,320             58,602,335                0.2%
    Other Securities.................................................                    1,769,875,848                5.7%
                                                                                        --------------                ---
TOTAL FRANCE.........................................................                    2,495,999,125                8.2%
                                                                                        --------------                ---
GERMANY -- (6.9%)
    Allianz SE.......................................................   283,403             69,213,401                0.2%
    BASF SE.......................................................... 1,425,846            108,391,675                0.4%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
GERMANY -- (Continued)
    Bayer AG.........................................................   986,195         $   76,505,227                0.3%
    Bayerische Motoren Werke AG......................................   932,150             71,379,097                0.2%
    Daimler AG....................................................... 2,440,186            142,318,333                0.5%
    Deutsche Telekom AG.............................................. 6,594,331            116,030,939                0.4%
    MTU Aero Engines AG..............................................   220,081             58,856,485                0.2%
    Other Securities.................................................                    1,524,018,044                4.9%
                                                                                        --------------               ----
TOTAL GERMANY........................................................                    2,166,713,201                7.1%
                                                                                        --------------               ----
HONG KONG -- (2.6%)
    AIA Group, Ltd................................................... 6,748,000             67,198,053                0.2%
    Other Securities.................................................                      766,083,181                2.5%
                                                                                        --------------               ----
TOTAL HONG KONG......................................................                      833,281,234                2.7%
                                                                                        --------------               ----
IRELAND -- (0.6%)
    Other Securities.................................................                      186,411,882                0.6%
                                                                                        --------------               ----
ISRAEL -- (0.7%)
    Other Securities.................................................                      230,907,366                0.8%
                                                                                        --------------               ----
ITALY -- (2.8%)
    Enel SpA......................................................... 7,738,623             59,977,097                0.2%
    Eni SpA.......................................................... 4,051,470             61,464,788                0.2%
    Other Securities.................................................                      755,034,767                2.5%
                                                                                        --------------               ----
TOTAL ITALY..........................................................                      876,476,652                2.9%
                                                                                        --------------               ----
JAPAN -- (23.0%)
    Honda Motor Co., Ltd............................................. 2,591,823             70,119,120                0.3%
    KDDI Corp........................................................ 2,158,400             59,725,392                0.2%
    SoftBank Group Corp.............................................. 2,282,763             87,809,669                0.3%
    Sony Corp........................................................ 1,141,000             69,451,692                0.3%
    Toyota Motor Corp ............................................... 2,819,840            195,642,987                0.7%
    Other Securities.................................................                    6,789,410,720               22.0%
                                                                                        --------------               ----
TOTAL JAPAN..........................................................                    7,272,159,580               23.8%
                                                                                        --------------               ----
NETHERLANDS -- (2.8%)
    Koninklijke Ahold Delhaize NV.................................... 2,917,217             72,697,206                0.2%
    Other Securities.................................................                      796,433,512                2.6%
                                                                                        --------------               ----
TOTAL NETHERLANDS....................................................                      869,130,718                2.8%
                                                                                        --------------               ----
NEW ZEALAND -- (0.4%)
    Other Securities.................................................                      127,593,059                0.4%
                                                                                        --------------               ----
NORWAY -- (0.8%)
    Other Securities.................................................                      265,292,698                0.9%
                                                                                        --------------               ----
PORTUGAL -- (0.3%)
    Other Securities.................................................                       78,237,577                0.3%
                                                                                        --------------               ----
SINGAPORE -- (1.0%)
    Other Securities.................................................                      317,323,079                1.0%
                                                                                        --------------               ----

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
SPAIN -- (2.3%)
    Iberdrola S.A....................................................  8,561,247         $    88,001,006               0.3%
    Other Securities.................................................                        630,671,327               2.1%
                                                                                         ---------------              ----
TOTAL SPAIN..........................................................                        718,672,333               2.4%
                                                                                         ---------------              ----
SWEDEN -- (2.5%)
    Other Securities.................................................                        796,424,646               2.6%
                                                                                         ---------------              ----
SWITZERLAND -- (6.4%)
    Nestle SA........................................................  2,748,677             294,057,071               1.0%
    Novartis AG......................................................    656,395              57,352,643               0.2%
    Novartis AG, Sponsored ADR.......................................    953,193              83,347,196               0.3%
    Roche Holding AG.................................................    634,350             190,911,313               0.6%
    Zurich Insurance Group AG........................................    181,891              71,246,713               0.2%
    Other Securities.................................................                      1,329,961,590               4.3%
                                                                                         ---------------              ----
TOTAL SWITZERLAND....................................................                      2,026,876,526               6.6%
                                                                                         ---------------              ----
UNITED KINGDOM -- (14.5%)
    Anglo American P.L.C.............................................  4,549,559             117,092,418               0.4%
#   AstraZeneca P.L.C., Sponsored ADR................................  1,444,584              70,827,954               0.2%
#   BP P.L.C., Sponsored ADR.........................................  5,300,096             200,926,639               0.7%
    Glencore P.L.C................................................... 20,723,029              62,549,945               0.2%
#   HSBC Holdings P.L.C., Sponsored ADR..............................  3,370,222             127,360,689               0.4%
#   Rio Tinto P.L.C., Sponsored ADR..................................  1,875,418              97,540,490               0.3%
    Royal Dutch Shell P.L.C., Sponsored ADR, Class A.................  1,490,318              86,393,734               0.3%
#   Royal Dutch Shell P.L.C., Sponsored ADR, Class B.................  1,716,768             100,070,407               0.3%
    Other Securities.................................................                      3,704,764,392              12.1%
                                                                                         ---------------              ----
TOTAL UNITED KINGDOM.................................................                      4,567,526,668              14.9%
                                                                                         ---------------              ----
UNITED STATES -- (0.0%)
    Other Security...................................................                            298,905               0.0%
                                                                                         ---------------              ----
TOTAL COMMON STOCKS..................................................                     30,029,905,613              98.3%
                                                                                         ---------------              ----
PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
    Volkswagen AG....................................................    594,615             113,039,416               0.4%
    Other Securities.................................................                         78,533,074               0.2%
                                                                                         ---------------              ----
TOTAL GERMANY........................................................                        191,572,490               0.6%
                                                                                         ---------------              ----
UNITED KINGDOM -- (0.0%)
    Other Securities.................................................                            223,239               0.0%
                                                                                         ---------------              ----
TOTAL PREFERRED STOCKS...............................................                        191,795,729               0.6%
                                                                                         ---------------              ----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities.................................................                          1,463,192               0.0%
                                                                                         ---------------              ----
TOTAL INVESTMENT SECURITIES
  (Cost $27,378,140,601).............................................                     30,223,164,534
                                                                                         ---------------

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

                                                                                                      PERCENTAGE
                                                                          SHARES        VALUE+      OF NET ASSETS++
                                                                        ----------- --------------- ---------------
SECURITIES LENDING COLLATERAL -- (4.3%)
@(S)  The DFA Short Term Investment Fund............................... 116,974,456 $ 1,353,511,426        4.4%
                                                                                    ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $28,731,517,457)...............................................             $31,576,675,960      103.3%
                                                                                    ===============      =====

As of October 31, 2019, International Core Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................   1,452    12/20/19  $215,603,873 $220,399,080   $4,795,207
                                                                        ------------ ------------   ----------
TOTAL FUTURES CONTRACTS...........................                      $215,603,873 $220,399,080   $4,795,207
                                                                        ============ ============   ==========

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------------------
                                                                LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                                             -------------- -------------- -------- --------------
Common Stocks
   Australia................................................ $   41,212,641 $1,883,652,689       -- $1,924,865,330
   Austria..................................................         64,806    170,239,431       --    170,304,237
   Belgium..................................................     13,759,325    370,233,434       --    383,992,759
   Canada...................................................  2,719,616,702      6,957,899       --  2,726,574,601
   China....................................................             --        922,663       --        922,663
   Denmark..................................................     32,871,527    457,448,406       --    490,319,933
   Finland..................................................        742,203    502,858,638       --    503,600,841
   France...................................................     73,068,677  2,422,930,448       --  2,495,999,125
   Germany..................................................     71,273,618  2,095,439,583       --  2,166,713,201
   Hong Kong................................................      1,200,195    832,081,039       --    833,281,234
   Ireland..................................................     31,365,837    155,046,045       --    186,411,882
   Israel...................................................     21,294,898    209,612,468       --    230,907,366
   Italy....................................................     20,899,116    855,577,536       --    876,476,652
   Japan....................................................    126,586,046  7,145,573,534       --  7,272,159,580
   Netherlands..............................................    127,922,383    741,208,335       --    869,130,718
   New Zealand..............................................        178,069    127,414,990       --    127,593,059
   Norway...................................................     12,491,078    252,801,620       --    265,292,698
   Portugal.................................................        295,750     77,941,827       --     78,237,577
   Singapore................................................         16,962    317,306,117       --    317,323,079
   Spain....................................................     19,563,879    699,108,454       --    718,672,333
   Sweden...................................................      1,602,802    794,821,844       --    796,424,646
   Switzerland..............................................    116,923,148  1,909,953,378       --  2,026,876,526
   United Kingdom...........................................    974,762,431  3,592,764,237       --  4,567,526,668
   United States............................................             --        298,905       --        298,905
Preferred Stocks
   Germany..................................................             --    191,572,490       --    191,572,490
   United Kingdom...........................................             --        223,239       --        223,239
Rights/Warrants
   Canada...................................................             --        866,410       --        866,410
   Italy....................................................             --        330,659       --        330,659
   Norway...................................................             --         17,570       --         17,570

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

                                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------------------
                                                                LEVEL 1         LEVEL 2     LEVEL 3       TOTAL
                                                             -------------- --------------- -------- ---------------
   Spain....................................................             -- $       247,764       -- $       247,764
   Sweden...................................................             --             789       --             789
Securities Lending Collateral...............................             --   1,353,511,426       --   1,353,511,426
Futures Contracts**......................................... $    4,795,207              --       --       4,795,207
                                                             -------------- --------------- -------- ---------------
TOTAL....................................................... $4,412,507,300 $27,168,963,867       -- $31,581,471,167
                                                             ============== =============== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        GLOBAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                             SHARES    VALUE+
                                                             ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Small Cap Portfolio of DFA Investment
  Dimensions Group Inc...................................... 665,208 $22,484,040
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company..............................           5,473,264
Investment in The Emerging Markets Small Cap Series of The
  DFA Investment Trust Company..............................           4,708,791
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company..................................           3,539,101
Investment in The United Kingdom Small Company Series of
  The DFA Investment Trust Company..........................           2,304,287
Investment in The Asia Pacific Small Company Series of The
  DFA Investment Trust Company..............................           1,530,342
Investment in The Canadian Small Company Series of The DFA
  Investment Trust Company..................................           1,272,070
                                                                     -----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $41,295,296)........................................         $41,311,895
                                                                     ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------
                                                               LEVEL 1   LEVEL 2  LEVEL 3     TOTAL
                                                             ----------- -------- -------- -----------
Affiliated Investment Companies............................. $41,311,895       --       -- $41,311,895
                                                             ----------- -------- -------- -----------
TOTAL....................................................... $41,311,895       --       -- $41,311,895
                                                             =========== ======== ======== ===========

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                 VALUE+
                                                             ---------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Continental Small Company Series of
  The DFA Investment Trust Company.......................... $ 4,902,033,708
Investment in The Japanese Small Company Series of
  The DFA Investment Trust Company..........................   3,104,231,823
Investment in The United Kingdom Small Company Series of
  The DFA Investment Trust Company..........................   2,205,859,880
Investment in The Asia Pacific Small Company Series of
  The DFA Investment Trust Company..........................   1,299,382,680
Investment in The Canadian Small Company Series of
  The DFA Investment Trust Company..........................   1,121,067,005
                                                             ---------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $12,632,575,096
                                                             ===============

As of October 31, 2019, International Small Company Portfolio had entered into the following outstanding futures contracts:

                                                                                                      UNREALIZED
                                                   NUMBER OF EXPIRATION                              APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE    NOTIONAL VALUE MARKET VALUE (DEPRECIATION)
-----------                                        --------- ---------- -------------- ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................    705     12/20/19   $105,711,748  $107,011,950   $1,300,202
                                                                         ------------  ------------   ----------
TOTAL FUTURES CONTRACTS...........................                       $105,711,748  $107,011,950   $1,300,202
                                                                         ============  ============   ==========

Summary of the Portfolio's Master Fund's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------------
                                                                 LEVEL 1     LEVEL 2  LEVEL 3       TOTAL
                                                             --------------- -------- -------- ---------------
Affiliated Investment Companies............................. $12,632,575,096       --       -- $12,632,575,096
Futures Contracts**.........................................       1,300,202       --       --       1,300,202
                                                             --------------- -------- -------- ---------------
TOTAL....................................................... $12,633,875,298       --       -- $12,633,875,298
                                                             =============== ======== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       JAPANESE SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                          VALUE+
                                                                       ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Japanese Small Company Series of
  The DFA Investment Trust Company.................................... $640,406,199
                                                                       ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.................. $640,406,199
                                                                       ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                              VALUE+
                                                                           ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment
  Trust Company........................................................... $340,930,136
                                                                           ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES...................... $340,930,136
                                                                           ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                   VALUE+
                                                                 -----------
    AFFILIATED INVESTMENT COMPANIES -- (100.0%)
    Investment in The United Kingdom Small Company Series of
      The DFA Investment Trust Company.......................... $27,652,281
                                                                 -----------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $27,652,281
                                                                 ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                   VALUE+
                                                                ------------
   AFFILIATED INVESTMENT COMPANIES -- (100.0%)
   Investment in The Continental Small Company Series of The
     DFA Investment Trust Company.............................. $657,534,475
                                                                ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $657,534,475
                                                                ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (97.1%)
AUSTRALIA -- (16.9%)
    Charter Hall Group...............................................  5,810,944         $   45,278,281                0.7%
    Dexus............................................................ 13,684,440            112,848,306                1.8%
    Goodman Group.................................................... 20,520,651            203,754,859                3.2%
    GPT Group (The).................................................. 24,305,073             99,765,733                1.6%
    Mirvac Group..................................................... 48,185,117            106,772,318                1.7%
#   Scentre Group.................................................... 66,635,910            176,061,760                2.8%
    Stockland........................................................ 28,663,456             96,766,990                1.5%
#   Vicinity Centres................................................. 38,800,955             71,421,781                1.1%
    Other Securities.................................................                       170,366,083                2.8%
                                                                                         --------------               ----
TOTAL AUSTRALIA......................................................                     1,083,036,111               17.2%
                                                                                         --------------               ----
BELGIUM -- (2.9%)
    Aedifica SA......................................................    317,417             38,157,514                0.6%
    Cofinimmo SA.....................................................    323,316             47,832,383                0.8%
    Warehouses De Pauw CVA...........................................    251,049             46,574,468                0.7%
    Other Securities.................................................                        51,489,271                0.8%
                                                                                         --------------               ----
TOTAL BELGIUM........................................................                       184,053,636                2.9%
                                                                                         --------------               ----
CANADA -- (5.3%)
#   Canadian Apartment Properties REIT...............................    930,517             38,743,871                0.6%
    Other Securities.................................................                       302,384,576                4.8%
                                                                                         --------------               ----
TOTAL CANADA.........................................................                       341,128,447                5.4%
                                                                                         --------------               ----
CHINA -- (0.2%)
    Other Securities.................................................                        14,129,606                0.2%
                                                                                         --------------               ----
FRANCE -- (4.9%)
    Covivio..........................................................    590,861             66,914,601                1.1%
    Gecina SA........................................................    557,763             95,750,586                1.5%
#   ICADE............................................................    407,176             39,895,866                0.6%
    Klepierre SA.....................................................  2,446,226             91,183,631                1.5%
    Other Securities.................................................                        21,195,758                0.3%
                                                                                         --------------               ----
TOTAL FRANCE.........................................................                       314,940,442                5.0%
                                                                                         --------------               ----
GERMANY -- (0.8%)
    Alstria office REIT-AG...........................................  2,123,991             39,787,145                0.6%
    Other Security...................................................                        13,243,131                0.2%
                                                                                         --------------               ----
TOTAL GERMANY........................................................                        53,030,276                0.8%
                                                                                         --------------               ----
HONG KONG -- (5.3%)
    Link REIT........................................................ 25,698,405            279,891,618                4.5%
    Other Securities.................................................                        56,618,199                0.9%
                                                                                         --------------               ----
TOTAL HONG KONG......................................................                       336,509,817                5.4%
                                                                                         --------------               ----
IRELAND -- (0.4%)
    Other Securities.................................................                        25,938,612                0.4%
                                                                                         --------------               ----
ITALY -- (0.1%)
    Other Securities.................................................                         6,017,057                0.1%
                                                                                         --------------               ----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
JAPAN -- (26.3%)
    Activia Properties, Inc..........................................      8,186         $   43,190,304                0.7%
    Advance Residence Investment Corp................................     15,078             50,105,331                0.8%
    Daiwa House REIT Investment Corp.................................     22,229             64,726,466                1.0%
#   GLP J-Reit.......................................................     42,064             54,873,741                0.9%
    Invincible Investment Corp.......................................     70,852             44,739,736                0.7%
    Japan Hotel REIT Investment Corp.................................     55,230             45,810,366                0.7%
    Japan Prime Realty Investment Corp...............................      9,679             46,517,093                0.7%
    Japan Real Estate Investment Corp................................     16,064            109,649,728                1.7%
    Japan Retail Fund Investment Corp................................     31,851             74,240,298                1.2%
#   Kenedix Office Investment Corp...................................      5,329             41,726,449                0.7%
    Nippon Building Fund, Inc........................................     16,467            124,928,641                2.0%
    Nippon Prologis REIT, Inc........................................     21,862             61,066,759                1.0%
    Nomura Real Estate Master Fund, Inc..............................     48,736             93,161,701                1.5%
    Orix JREIT, Inc..................................................     31,990             72,333,151                1.1%
#   Sekisui House Reit, Inc..........................................     45,191             41,707,770                0.7%
    United Urban Investment Corp.....................................     35,814             72,252,224                1.1%
    Other Securities.................................................                       644,944,557               10.3%
                                                                                         --------------               ----
TOTAL JAPAN..........................................................                     1,685,974,315               26.8%
                                                                                         --------------               ----
MALAYSIA -- (0.5%)
    Other Securities.................................................                        30,063,185                0.5%
                                                                                         --------------               ----
MEXICO -- (1.8%)
    Fibra Uno Administracion S.A. de C.V............................. 39,885,363             60,626,830                1.0%
    Other Securities.................................................                        52,070,971                0.8%
                                                                                         --------------               ----
TOTAL MEXICO.........................................................                       112,697,801                1.8%
                                                                                         --------------               ----
NETHERLANDS -- (5.0%)................................................
    Unibail-Rodamco-Westfield........................................  9,142,075             70,033,417                1.1%
    Unibail-Rodamco-Westfield (BFYM460)..............................  1,287,738            199,177,437                3.2%
    Other Securities.................................................                        50,826,425                0.8%
                                                                                         --------------               ----
TOTAL NETHERLANDS....................................................                       320,037,279                5.1%
                                                                                         --------------               ----
NEW ZEALAND -- (1.1%)
    Other Securities.................................................                        68,100,734                1.1%
                                                                                         --------------               ----
SINGAPORE -- (9.0%)
    Ascendas Real Estate Investment Trust............................ 31,026,200             72,261,592                1.1%
    CapitaLand Commercial Trust...................................... 32,364,049             48,739,718                0.8%
    CapitaLand Mall Trust............................................ 31,190,700             58,196,970                0.9%
#   Mapletree Commercial Trust....................................... 23,743,237             40,640,858                0.6%
    Other Securities.................................................                       359,874,596                5.8%
                                                                                         --------------               ----
TOTAL SINGAPORE......................................................                       579,713,734                9.2%
                                                                                         --------------               ----
SOUTH AFRICA -- (2.4%)
    Growthpoint Properties, Ltd...................................... 37,555,433             54,994,538                0.9%
    Other Securities.................................................                        96,405,348                1.5%
                                                                                         --------------               ----
TOTAL SOUTH AFRICA...................................................                       151,399,886                2.4%
                                                                                         --------------               ----
SPAIN -- (1.6%)
    Merlin Properties Socimi SA......................................  4,571,375             67,294,395                1.1%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

                                                                                            PERCENTAGE
                                                 SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               ---------- ------------------------------- ---------------
SPAIN -- (Continued)
      Other Securities........................                    $   37,620,868                 0.6%
                                                                  --------------               -----
TOTAL SPAIN...................................                       104,915,263                 1.7%
                                                                  --------------               -----
TAIWAN -- (0.2%)
      Other Securities........................                        13,563,760                 0.2%
                                                                  --------------               -----
TURKEY -- (0.1%)
      Other Securities........................                         6,293,769                 0.1%
                                                                  --------------               -----
UNITED KINGDOM -- (12.3%)
      British Land Co. P.L.C. (The)........... 11,114,221             89,359,810                 1.4%
      Derwent London P.L.C....................  1,439,489             66,245,377                 1.0%
      Great Portland Estates P.L.C............  4,031,345             41,147,908                 0.7%
      Hammerson P.L.C......................... 10,398,865             39,064,738                 0.6%
      Land Securities Group P.L.C.............  9,290,332            113,161,036                 1.8%
      Segro P.L.C............................. 14,210,087            155,448,483                 2.5%
      UNITE Group P.L.C. (The)................  2,599,156             37,855,860                 0.6%
      Other Securities........................                       245,973,809                 3.9%
                                                                  --------------               -----
TOTAL UNITED KINGDOM..........................                       788,257,021                12.5%
                                                                  --------------               -----
TOTAL COMMON STOCKS...........................                     6,219,800,751                98.8%
                                                                  --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Security..........................                           111,522                 0.0%
                                                                  --------------               -----
TOTAL INVESTMENT SECURITIES
   (Cost $5,203,359,457)......................                     6,219,912,273
                                                                  --------------

                                                                      VALUE+
                                                          -------------------------------
SECURITIES LENDING COLLATERAL -- (2.9%)
@(S)  The DFA Short Term Investment Fund...... 16,108,620            186,392,847                 2.9%
                                                                  --------------               -----
TOTAL INVESTMENTS--(100.0%)
   (Cost $5,389,735,284)......................                    $6,406,305,120               101.7%
                                                                  ==============               =====

As of October 31, 2019, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

                                                                    UNREALIZED
                     NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION          CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------          --------- ---------- ----------- ----------- --------------
LONG POSITION
  CONTRACTS:
S&P 500(R) Emini
  Index.............    279     12/20/19  $41,955,658 $42,349,410    $393,752
                                          ----------- -----------    --------
TOTAL FUTURES
  CONTRACTS.........                      $41,955,658 $42,349,410    $393,752
                                          =========== ===========    ========

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------------
                                                               LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                                                             ------------ -------------- -------- --------------
Common Stocks
   Australia................................................ $    127,931 $1,082,908,180       -- $1,083,036,111
   Belgium..................................................           --    184,053,636       --    184,053,636
   Canada...................................................  341,128,447             --       --    341,128,447
   China....................................................           --     14,129,606       --     14,129,606
   France...................................................           --    314,940,442       --    314,940,442
   Germany..................................................           --     53,030,276       --     53,030,276
   Hong Kong................................................           --    336,509,817       --    336,509,817
   Ireland..................................................           --     25,938,612       --     25,938,612
   Italy....................................................           --      6,017,057       --      6,017,057
   Japan....................................................           --  1,685,974,315       --  1,685,974,315
   Malaysia.................................................           --     30,063,185       --     30,063,185
   Mexico...................................................  112,697,801             --       --    112,697,801
   Netherlands..............................................           --    320,037,279       --    320,037,279
   New Zealand..............................................           --     68,100,734       --     68,100,734
   Singapore................................................           --    579,713,734       --    579,713,734
   South Africa.............................................           --    151,399,886       --    151,399,886
   Spain....................................................           --    104,915,263       --    104,915,263
   Taiwan...................................................    2,747,578     10,816,182       --     13,563,760
   Turkey...................................................           --      6,293,769       --      6,293,769
   United Kingdom...........................................           --    788,257,021       --    788,257,021
Rights/Warrants
   Singapore................................................           --        111,522       --        111,522
Securities Lending Collateral...............................           --    186,392,847       --    186,392,847
Futures Contracts**.........................................      393,752             --       --        393,752
                                                             ------------ -------------- -------- --------------
TOTAL....................................................... $457,095,509 $5,949,603,363       -- $6,406,698,872
                                                             ============ ============== ======== ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
COMMON STOCKS -- (49.5%)
CANADA -- (0.0%)
    Other Security...................................................                    $  1,793,752                 0.0%
                                                                                         ------------                 ---
UNITED STATES -- (49.5%)
#   Alexandria Real Estate Equities, Inc.............................   443,164            70,352,285                 0.8%
    American Campus Communities, Inc.................................   544,248            27,201,515                 0.3%
    American Homes 4 Rent, Class A................................... 1,067,080            28,245,618                 0.3%
    American Tower Corp.............................................. 1,735,168           378,405,437                 4.1%
    Apartment Investment & Management Co., Class A...................   596,218            32,720,451                 0.4%
    AvalonBay Communities, Inc.......................................   540,982           117,750,142                 1.3%
    Boston Properties, Inc...........................................   604,073            82,878,816                 0.9%
    Brixmor Property Group, Inc...................................... 1,194,784            26,309,144                 0.3%
    Camden Property Trust............................................   383,926            43,909,617                 0.5%
    Crown Castle International Corp.................................. 1,611,774           223,698,113                 2.4%
    CyrusOne, Inc....................................................   442,646            31,551,807                 0.3%
    Digital Realty Trust, Inc........................................   811,085           103,040,213                 1.1%
    Douglas Emmett, Inc..............................................   657,846            28,497,889                 0.3%
    Duke Realty Corp................................................. 1,433,142            50,360,610                 0.5%
    Equinix, Inc.....................................................   327,463           185,599,479                 2.0%
    Equity LifeStyle Properties, Inc.................................   685,813            47,965,761                 0.5%
    Equity Residential............................................... 1,439,285           127,607,008                 1.4%
    Essex Property Trust, Inc........................................   258,189            84,461,368                 0.9%
    Extra Space Storage, Inc.........................................   499,040            56,027,221                 0.6%
    Federal Realty Investment Trust..................................   295,613            40,206,324                 0.4%
    Gaming and Leisure Properties, Inc...............................   810,069            32,694,385                 0.4%
    Healthpeak Properties, Inc....................................... 1,891,814            71,170,043                 0.8%
    Host Hotels & Resorts, Inc....................................... 2,948,309            48,322,784                 0.5%
    Invitation Homes, Inc............................................ 1,752,593            53,962,334                 0.6%
#   Iron Mountain, Inc............................................... 1,138,392            37,339,258                 0.4%
#   Kilroy Realty Corp...............................................   403,004            33,824,126                 0.4%
    Kimco Realty Corp................................................ 1,677,460            36,166,038                 0.4%
    Lamar Advertising Co., Class A...................................   340,339            27,230,523                 0.3%
    Liberty Property Trust...........................................   594,863            35,138,557                 0.4%
#   Medical Properties Trust, Inc.................................... 1,714,774            35,547,265                 0.4%
    Mid-America Apartment Communities, Inc...........................   453,636            63,050,801                 0.7%
    National Retail Properties, Inc..................................   681,403            40,141,451                 0.4%
#   Omega Healthcare Investors, Inc..................................   895,273            39,427,830                 0.4%
    Prologis, Inc.................................................... 2,458,318           215,741,995                 2.3%
    Public Storage...................................................   614,993           137,057,340                 1.5%
#   Realty Income Corp............................................... 1,226,420           100,308,892                 1.1%
    Regency Centers Corp.............................................   663,945            44,643,635                 0.5%
    SBA Communications Corp..........................................   443,093           106,630,330                 1.1%
#   Simon Property Group, Inc........................................ 1,214,648           183,023,161                 2.0%
    SL Green Realty Corp.............................................   357,734            29,906,562                 0.3%
    STORE Capital Corp...............................................   822,020            33,291,810                 0.4%
    Sun Communities, Inc.............................................   359,517            58,475,440                 0.6%
    UDR, Inc......................................................... 1,136,173            57,092,693                 0.6%
    Ventas, Inc...................................................... 1,435,241            93,434,189                 1.0%
    VEREIT, Inc...................................................... 4,244,239            41,763,312                 0.4%
    Vornado Realty Trust.............................................   682,155            44,769,833                 0.5%
    Welltower, Inc................................................... 1,569,286           142,318,547                 1.5%
    WP Carey, Inc....................................................   657,894            60,565,722                 0.7%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED


                                                                                            PERCENTAGE
                                                SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                              ----------- ------------------------------- ---------------
UNITED STATES -- (Continued)
   Other Securities..........................                     $  944,616,961                10.1%
                                                                  --------------               -----
TOTAL UNITED STATES..........................                      4,634,444,635                50.0%
                                                                  --------------               -----
VIRGIN ISLANDS, U.S. -- (0.0%)
   Other Security............................                            984,516                 0.0%
                                                                  --------------               -----
TOTAL COMMON STOCKS .........................                      4,637,222,903                50.0%
                                                                  --------------               -----
AFFILIATED INVESTMENT COMPANIES -- (49.3%)
   DFA International Real Estate Securities
     Portfolio of DFA Investment Dimensions
     Group Inc............................... 587,807,256          3,297,598,707                35.6%
   DFA Real Estate Securities Portfolio of
     DFA Investment Dimensions Group Inc.....  31,390,672          1,315,269,138                14.2%
                                                                  --------------               -----
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
  COMPANIES..................................                      4,612,867,845                49.8%
                                                                  --------------               -----
TOTAL INVESTMENT SECURITIES
  (Cost $7,260,378,754)......................                      9,250,090,748
                                                                  --------------

                                                                      VALUE+
                                                          -------------------------------
SECURITIES LENDING COLLATERAL -- (1.2%)
@(S) The DFA Short Term Investment Fund......   9,606,063            111,151,759                 1.2%
                                                                  --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $7,371,517,891)......................                     $9,361,242,507               101.0%
                                                                  ==============               =====

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ---------------------------------------------------
                                                      LEVEL 1        LEVEL 2    LEVEL 3     TOTAL
                                                   -------------- ------------- ------- --------------
Common Stocks
   Canada......................................... $    1,793,752            --   --    $    1,793,752
   United States..................................  4,634,444,635            --   --     4,634,444,635
   Virgin Islands, U.S............................        984,516            --   --           984,516
Affiliated Investment Companies...................  4,612,867,845            --   --     4,612,867,845
Securities Lending Collateral.....................             -- $ 111,151,759   --       111,151,759
                                                   -------------- -------------   --    --------------
TOTAL............................................. $9,250,090,748 $ 111,151,759   --    $9,361,242,507
                                                   ============== =============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (94.2%)
AUSTRALIA -- (6.5%)
    Cleanaway Waste Management, Ltd.................................. 48,269,779         $   61,350,557                0.5%
    Downer EDI, Ltd..................................................  8,959,670             49,834,155                0.4%
    OZ Minerals, Ltd.................................................  7,939,160             55,394,928                0.4%
    Other Securities.................................................                       739,901,179                5.5%
                                                                                         --------------                ---
TOTAL AUSTRALIA......................................................                       906,480,819                6.8%
                                                                                         --------------                ---
AUSTRIA -- (0.8%)
    Other Securities.................................................                       118,010,464                0.9%
                                                                                         --------------                ---
BELGIUM -- (1.5%)
    Ackermans & van Haaren NV........................................    376,953             57,785,339                0.4%
    Other Securities.................................................                       145,932,336                1.1%
                                                                                         --------------                ---
TOTAL BELGIUM........................................................                       203,717,675                1.5%
                                                                                         --------------                ---
CANADA -- (8.7%)
    Alamos Gold, Inc., Class A.......................................  8,582,130             46,719,211                0.4%
*   Centerra Gold, Inc...............................................  7,007,921             59,751,691                0.5%
*   Detour Gold Corp.................................................  4,085,189             67,833,182                0.5%
#   Genworth MI Canada, Inc..........................................  1,225,983             49,519,623                0.4%
*   IAMGOLD Corp..................................................... 12,353,718             46,428,444                0.4%
#   Laurentian Bank of Canada........................................  1,556,662             53,539,434                0.4%
    Yamana Gold, Inc................................................. 19,985,604             72,986,679                0.6%
    Other Securities.................................................                       814,485,656                5.8%
                                                                                         --------------                ---
TOTAL CANADA.........................................................                     1,211,263,920                9.0%
                                                                                         --------------                ---
CHINA -- (0.0%)
    Other Securities.................................................                         1,988,736                0.0%
                                                                                         --------------                ---
DENMARK -- (1.6%)
*   Jyske Bank A.S...................................................  1,668,092             55,489,313                0.4%
    Other Securities.................................................                       162,776,614                1.2%
                                                                                         --------------                ---
TOTAL DENMARK........................................................                       218,265,927                1.6%
                                                                                         --------------                ---
FINLAND -- (2.3%)
    Kemira Oyj.......................................................  2,884,212             46,853,153                0.4%
    Kesko Oyj, Class B...............................................    778,256             51,853,676                0.4%
    Other Securities.................................................                       217,573,321                1.6%
                                                                                         --------------                ---
TOTAL FINLAND........................................................                       316,280,150                2.4%
                                                                                         --------------                ---
FRANCE -- (4.2%)
#   Casino Guichard Perrachon SA.....................................    875,911             47,285,698                0.4%
    Elis SA..........................................................  2,797,909             53,491,862                0.4%
    Rexel SA.........................................................  7,556,241             93,678,528                0.7%
    Other Securities.................................................                       386,957,702                2.8%
                                                                                         --------------                ---
TOTAL FRANCE.........................................................                       581,413,790                4.3%
                                                                                         --------------                ---
GERMANY -- (5.7%)
    Aareal Bank AG...................................................  1,935,615             64,981,878                0.5%
#   Aurubis AG.......................................................  1,214,955             59,735,127                0.5%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
GERMANY -- (Continued)
*   Dialog Semiconductor P.L.C.......................................  1,084,890         $   48,798,666                0.4%
#   K+S AG...........................................................  5,143,450             73,036,915                0.6%
    Lanxess AG.......................................................    755,901             49,117,832                0.4%
#   OSRAM Licht AG...................................................  1,064,472             47,650,716                0.4%
    Other Securities.................................................                       454,666,825                3.1%
                                                                                         --------------               ----
TOTAL GERMANY........................................................                       797,987,959                5.9%
                                                                                         --------------               ----
GREECE -- (0.0%)
    Other Securities.................................................                             1,916                0.0%
                                                                                         --------------               ----
HONG KONG -- (2.5%)
    Other Securities.................................................                       353,823,185                2.6%
                                                                                         --------------               ----
IRELAND -- (0.1%)
    Other Securities.................................................                        15,728,581                0.1%
                                                                                         --------------               ----
ISRAEL -- (0.8%)
    Other Securities.................................................                       107,695,130                0.8%
                                                                                         --------------               ----
ITALY -- (5.0%)
#*  Banco BPM SpA.................................................... 25,325,494             57,649,973                0.4%
#   BPER Banca....................................................... 14,354,646             64,219,630                0.5%
#   Buzzi Unicem SpA.................................................  2,457,060             59,285,458                0.4%
#*  Saipem SpA....................................................... 13,961,308             63,370,901                0.5%
#   Unione di Banche Italiane SpA.................................... 25,232,083             76,863,720                0.6%
    Unipol Gruppo SpA................................................ 12,113,158             67,604,301                0.5%
    Other Securities.................................................                       303,820,318                2.3%
                                                                                         --------------               ----
TOTAL ITALY..........................................................                       692,814,301                5.2%
                                                                                         --------------               ----
JAPAN -- (25.3%)
    Other Securities.................................................                     3,530,465,860               26.3%
                                                                                         --------------               ----
NETHERLANDS -- (2.8%)
    ASR Nederland NV.................................................  2,205,160             80,838,064                0.6%
#   SBM Offshore NV..................................................  5,015,641             86,497,252                0.6%
    Signify NV.......................................................  1,753,859             51,388,165                0.4%
    Other Securities.................................................                       173,574,527                1.3%
                                                                                         --------------               ----
TOTAL NETHERLANDS....................................................                       392,298,008                2.9%
                                                                                         --------------               ----
NEW ZEALAND -- (0.4%)
    Other Securities.................................................                        53,037,883                0.4%
                                                                                         --------------               ----
NORWAY -- (1.0%)
    Other Securities.................................................                       144,396,313                1.1%
                                                                                         --------------               ----
PORTUGAL -- (0.3%)
    Other Securities.................................................                        42,479,154                0.3%
                                                                                         --------------               ----
SINGAPORE -- (0.9%)
    Other Securities.................................................                       128,482,135                1.0%
                                                                                         --------------               ----
SPAIN -- (2.3%)
#   Acciona SA.......................................................    714,249             74,409,226                0.6%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                                                                                PERCENTAGE
                                                                     SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                   ---------- ------------------------------- ---------------
SPAIN -- (Continued)
      Other Securities............................................                    $   243,071,010                1.8%
                                                                                      ---------------              -----
TOTAL SPAIN.......................................................                        317,480,236                2.4%
                                                                                      ---------------              -----
SWEDEN -- (2.5%)
      Other Securities............................................                        350,798,748                2.6%
                                                                                      ---------------              -----
SWITZERLAND -- (4.0%)
      Allreal Holding AG..........................................    285,375              55,605,064                0.4%
      Helvetia Holding AG.........................................    649,974              91,300,048                0.7%
      Other Securities............................................                        409,442,329                3.1%
                                                                                      ---------------              -----
TOTAL SWITZERLAND.................................................                        556,347,441                4.2%
                                                                                      ---------------              -----
UNITED KINGDOM -- (15.0%)
      Aggreko P.L.C...............................................  5,235,543              53,674,990                0.4%
      Bellway P.L.C...............................................  3,113,524             127,434,740                1.0%
      Bovis Homes Group P.L.C.....................................  4,767,183              72,233,247                0.5%
      Centamin P.L.C.............................................. 35,161,164              53,186,640                0.4%
      Close Brothers Group P.L.C..................................  2,940,933              52,734,542                0.4%
*     EI Group P.L.C.............................................. 15,351,269              56,065,285                0.4%
*     Firstgroup P.L.C............................................ 27,448,860              45,912,747                0.3%
      Grafton Group P.L.C.........................................  5,419,376              54,877,928                0.4%
      Hiscox, Ltd.................................................  3,298,913              63,704,948                0.5%
      Meggitt P.L.C............................................... 10,427,855              84,375,202                0.6%
      National Express Group P.L.C................................ 10,283,289              59,496,716                0.5%
      Phoenix Group Holdings P.L.C................................  7,725,396              70,564,799                0.5%
      Redrow P.L.C................................................  7,588,073              59,155,283                0.4%
      Travis Perkins P.L.C........................................  5,440,108             101,045,309                0.8%
      Tullow Oil P.L.C............................................ 29,939,495              80,007,924                0.6%
      Other Securities............................................                      1,051,895,844                7.8%
                                                                                      ---------------              -----
TOTAL UNITED KINGDOM..............................................                      2,086,366,144               15.5%
                                                                                      ---------------              -----
TOTAL COMMON STOCKS...............................................                     13,127,624,475               97.8%
                                                                                      ---------------              -----
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
      Other Securities............................................                         14,962,389                0.1%
                                                                                      ---------------              -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities............................................                            495,266                0.0%
                                                                                      ---------------              -----
TOTAL INVESTMENT SECURITIES
  (Cost $12,655,097,405)..........................................                     13,143,082,130
                                                                                      ---------------

                                                                                          VALUE+
                                                                              -------------------------------
SECURITIES LENDING COLLATERAL -- (5.7%)
@(S)  The DFA Short Term Investment
        Fund...................................................... 68,564,422             793,358,925                5.9%
                                                                                      ---------------              -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $13,448,376,291)..........................................                    $13,936,441,055              103.8%
                                                                                      ===============              =====

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

As of October 31, 2019, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

                                                                                UNREALIZED
                               NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
         DESCRIPTION           CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------------------------  --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index........    748     12/20/19  $110,785,406 $113,538,920   $2,753,514
                                                    ------------ ------------   ----------
TOTAL FUTURES CONTRACTS.......                      $110,785,406 $113,538,920   $2,753,514
                                                    ============ ============   ==========

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                          ------------------------------------------------------
                             LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                          -------------- --------------- ------- ---------------
Common Stocks
   Australia............. $      319,134 $   906,161,685   --    $   906,480,819
   Austria...............             --     118,010,464   --        118,010,464
   Belgium...............             --     203,717,675   --        203,717,675
   Canada................  1,198,877,186      12,386,734   --      1,211,263,920
   China.................             --       1,988,736   --          1,988,736
   Denmark...............             --     218,265,927   --        218,265,927
   Finland...............             --     316,280,150   --        316,280,150
   France................             --     581,413,790   --        581,413,790
   Germany...............        632,936     797,355,023   --        797,987,959
   Greece................             --           1,916   --              1,916
   Hong Kong.............             --     353,823,185   --        353,823,185
   Ireland...............             --      15,728,581   --         15,728,581
   Israel................             --     107,695,130   --        107,695,130
   Italy.................     12,689,846     680,124,455   --        692,814,301
   Japan.................             --   3,530,465,860   --      3,530,465,860
   Netherlands...........             --     392,298,008   --        392,298,008
   New Zealand...........             --      53,037,883   --         53,037,883
   Norway................             --     144,396,313   --        144,396,313
   Portugal..............             --      42,479,154   --         42,479,154
   Singapore.............             --     128,482,135   --        128,482,135
   Spain.................             --     317,480,236   --        317,480,236
   Sweden................      2,837,495     347,961,253   --        350,798,748
   Switzerland...........             --     556,347,441   --        556,347,441
   United Kingdom........             --   2,086,366,144   --      2,086,366,144
Preferred Stocks
   Germany...............             --      14,962,389   --         14,962,389
Rights/Warrants
   Canada................             --         420,370   --            420,370
   Italy.................             --          12,532   --             12,532
   Japan.................             --          10,734   --             10,734
   Norway................             --          51,630   --             51,630
Securities Lending
  Collateral.............             --     793,358,925   --        793,358,925
Futures Contracts**......      2,753,514              --   --          2,753,514
                          -------------- ---------------   --    ---------------
TOTAL.................... $1,218,110,111 $12,721,084,458   --    $13,939,194,569
                          ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                PERCENTAGE
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ------- ------------------------------- ---------------
COMMON STOCKS -- (94.5%)
AUSTRALIA -- (5.9%)
    BHP Group, Ltd................................................... 178,389          $  4,372,752                 0.2%
    BlueScope Steel, Ltd............................................. 444,303             4,067,225                 0.2%
    Santos, Ltd...................................................... 833,768             4,663,693                 0.2%
    Other Securities.................................................                   145,468,655                 5.6%
                                                                                       ------------                 ---
TOTAL AUSTRALIA......................................................                   158,572,325                 6.2%
                                                                                       ------------                 ---
AUSTRIA -- (0.6%)
    Other Securities.................................................                    16,594,922                 0.6%
                                                                                       ------------                 ---
BELGIUM -- (1.4%)
    Ageas............................................................  84,715             4,885,560                 0.2%
    Solvay SA........................................................  49,531             5,385,305                 0.2%
    Other Securities.................................................                    28,825,754                 1.1%
                                                                                       ------------                 ---
TOTAL BELGIUM........................................................                    39,096,619                 1.5%
                                                                                       ------------                 ---
CANADA -- (8.8%)
#   Bank of Nova Scotia (The)........................................  73,643             4,221,953                 0.2%
    Canadian Natural Resources, Ltd.................................. 220,479             5,560,480                 0.2%
*   Kinross Gold Corp................................................ 886,903             4,309,604                 0.2%
    Magna International, Inc.........................................  91,616             4,926,192                 0.2%
    Suncor Energy, Inc., (B3NB0P5)................................... 163,438             4,852,474                 0.2%
    Teck Resources, Ltd., Class B.................................... 260,318             4,120,834                 0.2%
    Other Securities.................................................                   209,784,012                 8.0%
                                                                                       ------------                 ---
TOTAL CANADA.........................................................                   237,775,549                 9.2%
                                                                                       ------------                 ---
CHINA -- (0.0%)
    Other Securities.................................................                       184,231                 0.0%
                                                                                       ------------                 ---
DENMARK -- (1.5%)
    Other Securities.................................................                    40,985,746                 1.6%
                                                                                       ------------                 ---
FINLAND -- (1.9%)
    UPM-Kymmene Oyj.................................................. 265,292             8,640,414                 0.3%
    Other Securities.................................................                    41,638,645                 1.6%
                                                                                       ------------                 ---
TOTAL FINLAND........................................................                    50,279,059                 1.9%
                                                                                       ------------                 ---
FRANCE -- (7.0%)
    Cie de Saint-Gobain.............................................. 163,947             6,677,223                 0.3%
    Peugeot SA....................................................... 392,822             9,948,654                 0.4%
    Societe Generale SA.............................................. 230,457             6,553,944                 0.3%
    Teleperformance..................................................  18,747             4,253,383                 0.2%
    Total SA......................................................... 304,258            16,085,571                 0.6%
    Other Securities.................................................                   144,409,252                 5.5%
                                                                                       ------------                 ---
TOTAL FRANCE.........................................................                   187,928,027                 7.3%
                                                                                       ------------                 ---
GERMANY -- (6.4%)
    Allianz SE.......................................................  24,364             5,950,238                 0.2%
    Bayer AG.........................................................  72,951             5,659,259                 0.2%
    Bayerische Motoren Werke AG......................................  55,891             4,279,836                 0.2%
#   Continental AG...................................................  42,035             5,630,201                 0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
GERMANY -- (Continued)
    Daimler AG.......................................................   153,503          $  8,952,715                 0.4%
    E.ON SE..........................................................   588,434             5,934,043                 0.2%
#   Lanxess AG.......................................................    65,368             4,247,559                 0.2%
    Other Securities.................................................                     130,681,625                 5.0%
                                                                                         ------------                ----
TOTAL GERMANY........................................................                     171,335,476                 6.6%
                                                                                         ------------                ----
HONG KONG -- (2.7%)
    New World Development Co., Ltd................................... 2,886,579             4,129,065                 0.2%
    Other Securities.................................................                      67,749,616                 2.6%
                                                                                         ------------                ----
TOTAL HONG KONG......................................................                      71,878,681                 2.8%
                                                                                         ------------                ----
IRELAND -- (0.7%)
    CRH P.L.C., Sponsored ADR........................................   122,410             4,467,965                 0.2%
    Other Securities.................................................                      14,659,900                 0.5%
                                                                                         ------------                ----
TOTAL IRELAND........................................................                      19,127,865                 0.7%
                                                                                         ------------                ----
ISRAEL -- (0.8%)
    Other Securities.................................................                      20,943,474                 0.8%
                                                                                         ------------                ----
ITALY -- (3.2%)
    Fiat Chrysler Automobiles NV, (BRJ2W98)..........................   334,965             5,131,664                 0.2%
    Fiat Chrysler Automobiles NV, (BRJFWP3)..........................   368,536             5,719,223                 0.2%
    UniCredit SpA....................................................   351,851             4,463,941                 0.2%
    Other Securities.................................................                      70,006,221                 2.7%
                                                                                         ------------                ----
TOTAL ITALY..........................................................                      85,321,049                 3.3%
                                                                                         ------------                ----
JAPAN -- (24.2%)
    Honda Motor Co., Ltd.............................................   173,935             4,705,633                 0.2%
    Mitsubishi UFJ Financial Group, Inc..............................   899,300             4,662,230                 0.2%
    Toyota Motor Corp................................................    73,263             5,083,052                 0.2%
#   Toyota Motor Corp., Sponsored ADR................................    36,827             5,102,381                 0.2%
    Other Securities.................................................                     632,635,223                24.5%
                                                                                         ------------                ----
TOTAL JAPAN..........................................................                     652,188,519                25.3%
                                                                                         ------------                ----
NETHERLANDS -- (2.7%)
    Koninklijke Ahold Delhaize NV....................................   245,266             6,112,042                 0.2%
    Other Securities.................................................                      67,880,859                 2.7%
                                                                                         ------------                ----
TOTAL NETHERLANDS....................................................                      73,992,901                 2.9%
                                                                                         ------------                ----
NEW ZEALAND -- (0.5%)
    Other Securities.................................................                      12,804,985                 0.5%
                                                                                         ------------                ----
NORWAY -- (0.8%)
    Other Securities.................................................                      22,693,448                 0.9%
                                                                                         ------------                ----
PORTUGAL -- (0.3%)
    Other Securities.................................................                       7,810,504                 0.3%
                                                                                         ------------                ----
SINGAPORE -- (1.1%)
    Other Securities.................................................                      29,924,309                 1.2%
                                                                                         ------------                ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED


                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
SPAIN -- (1.9%)
    Banco Santander SA............................................... 1,257,170         $    5,047,910                0.2%
    Other Securities.................................................                       46,023,034                1.8%
                                                                                        --------------               ----
TOTAL SPAIN..........................................................                       51,070,944                2.0%
                                                                                        --------------               ----
SWEDEN -- (2.5%)
    Other Securities.................................................                       67,972,766                2.6%
                                                                                        --------------               ----
SWITZERLAND -- (6.3%)
    Adecco Group AG..................................................    80,719              4,798,434                0.2%
    Helvetia Holding AG..............................................    34,781              4,885,591                0.2%
    Nestle SA........................................................   110,012             11,769,228                0.5%
    Novartis AG......................................................    52,784              4,612,012                0.2%
    Novartis AG, Sponsored ADR.......................................    73,269              6,406,641                0.3%
    Swiss Prime Site AG..............................................    49,013              5,051,860                0.2%
    Zurich Insurance Group AG........................................    14,600              5,718,821                0.2%
    Other Securities.................................................                      126,001,618                4.8%
                                                                                        --------------               ----
TOTAL SWITZERLAND....................................................                      169,244,205                6.6%
                                                                                        --------------               ----
UNITED KINGDOM -- (13.3%)
    Anglo American P.L.C.............................................   188,743              4,857,696                0.2%
    BP P.L.C., Sponsored ADR.........................................   248,133              9,406,728                0.4%
    British American Tobacco P.L.C...................................   158,257              5,535,175                0.2%
#   HSBC Holdings P.L.C., Sponsored ADR..............................   277,592             10,490,202                0.4%
    Lloyds Banking Group P.L.C....................................... 6,332,142              4,657,962                0.2%
    Royal Dutch Shell P.L.C., Sponsored ADR, Class A.................   161,774              9,378,027                0.4%
    Royal Dutch Shell P.L.C., Sponsored ADR, Class B.................   102,022              5,946,862                0.2%
    Other Securities.................................................                      306,949,946               11.9%
                                                                                        --------------               ----
TOTAL UNITED KINGDOM.................................................                      357,222,598               13.9%
                                                                                        --------------               ----
UNITED STATES -- (0.0%)
    Other Security...................................................                           58,913                0.0%
                                                                                        --------------               ----
TOTAL COMMON STOCKS .................................................                    2,545,007,115               98.7%
                                                                                        --------------               ----
PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
    Volkswagen AG....................................................    35,613              6,770,217                0.3%
    Other Securities.................................................                        7,776,261                0.3%
                                                                                        --------------               ----
TOTAL GERMANY........................................................                       14,546,478                0.6%
                                                                                        --------------               ----
UNITED KINGDOM -- (0.0%)
    Other Securities.................................................                           11,484                0.0%
                                                                                        --------------               ----
TOTAL PREFERRED STOCKS...............................................                       14,557,962                0.6%
                                                                                        --------------               ----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities.................................................                          162,813                0.0%
                                                                                        --------------               ----
TOTAL INVESTMENT SECURITIES
  (Cost $2,315,741,708)..............................................                    2,559,727,890
                                                                                        --------------

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS++
                                                                        ---------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (4.9%)
@(S)  The DFA Short Term Investment Fund............................... 11,468,926 $  132,706,943        5.1%
                                                                                   --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $2,448,435,980)................................................            $2,692,434,833      104.4%
                                                                                   ==============      =====

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                         --------------------------------------------------
                           LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                         ------------ -------------- ------- --------------
     Common Stocks
        Australia....... $    278,929 $  158,293,396   --    $  158,572,325
        Austria.........           --     16,594,922   --        16,594,922
        Belgium.........      943,834     38,152,785   --        39,096,619
        Canada..........  237,004,236        771,313   --       237,775,549
        China...........           --        184,231   --           184,231
        Denmark.........           --     40,985,746   --        40,985,746
        Finland.........           --     50,279,059   --        50,279,059
        France..........      323,203    187,604,824   --       187,928,027
        Germany.........    4,115,665    167,219,811   --       171,335,476
        Hong Kong.......      282,710     71,595,971   --        71,878,681
        Ireland.........    4,467,965     14,659,900   --        19,127,865
        Israel..........    1,119,449     19,824,025   --        20,943,474
        Italy...........    5,696,684     79,624,365   --        85,321,049
        Japan...........   10,757,044    641,431,475   --       652,188,519
        Netherlands.....    7,160,314     66,832,587   --        73,992,901
        New Zealand.....        7,845     12,797,140   --        12,804,985
        Norway..........       46,818     22,646,630   --        22,693,448
        Portugal........           --      7,810,504   --         7,810,504
        Singapore.......        3,484     29,920,825   --        29,924,309
        Spain...........    2,201,586     48,869,358   --        51,070,944
        Sweden..........      223,670     67,749,096   --        67,972,766
        Switzerland.....   10,735,339    158,508,866   --       169,244,205
        United Kingdom..   49,374,390    307,848,208   --       357,222,598
        United States...           --         58,913   --            58,913
     Preferred Stocks
        Germany.........           --     14,546,478   --        14,546,478
        United Kingdom..           --         11,484   --            11,484
     Rights/Warrants
        Canada..........           --         91,436   --            91,436
        Italy...........           --         26,887   --            26,887
        Norway..........           --          1,928   --             1,928
        Spain...........           --         42,417   --            42,417
        Sweden..........           --            145   --               145
     Securities Lending
       Collateral.......           --    132,706,943   --       132,706,943
                         ------------ --------------   --    --------------
     TOTAL.............. $334,743,165 $2,357,691,668   --    $2,692,434,833
                         ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

              INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                PERCENTAGE
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ------- ------------------------------- ---------------
COMMON STOCKS -- (95.5%)
AUSTRALIA -- (6.2%)
    BHP Group, Ltd................................................... 247,858           $ 6,075,607                 0.9%
#   BHP Group, Ltd., Sponsored ADR...................................  22,391             1,095,144                 0.2%
    CSL, Ltd.........................................................  37,467             6,607,540                 1.0%
    Wesfarmers, Ltd.................................................. 116,799             3,209,042                 0.5%
    Other Securities.................................................                    24,927,780                 3.8%
                                                                                        -----------                ----
TOTAL AUSTRALIA......................................................                    41,915,113                 6.4%
                                                                                        -----------                ----
AUSTRIA -- (0.1%)
    Other Securities.................................................                     1,063,718                 0.1%
                                                                                        -----------                ----
BELGIUM -- (0.9%)
    Other Securities.................................................                     6,003,062                 0.9%
                                                                                        -----------                ----
CANADA -- (8.4%)
#   Bank of Montreal, (2076009)......................................  44,483             3,292,911                 0.5%
    Canadian National Railway Co.....................................  50,822             4,541,962                 0.7%
    Other Securities.................................................                    49,069,486                 7.4%
                                                                                        -----------                ----
TOTAL CANADA.........................................................                    56,904,359                 8.6%
                                                                                        -----------                ----
DENMARK -- (1.5%)
    Novo Nordisk A.S., Class B....................................... 162,073             8,912,183                 1.4%
    Other Security...................................................                     1,473,285                 0.2%
                                                                                        -----------                ----
TOTAL DENMARK........................................................                    10,385,468                 1.6%
                                                                                        -----------                ----
FINLAND -- (0.9%)
    Other Securities.................................................                     6,427,598                 1.0%
                                                                                        -----------                ----
FRANCE -- (10.2%)
    Airbus SE........................................................  41,631             5,972,310                 0.9%
    Cie Generale des Etablissements Michelin SCA.....................  30,215             3,678,893                 0.6%
    Kering SA........................................................   6,008             3,418,530                 0.5%
    Legrand SA.......................................................  39,914             3,118,241                 0.5%
    LVMH Moet Hennessy Louis Vuitton SE..............................  24,113            10,297,592                 1.6%
#   Orange SA........................................................ 199,445             3,209,966                 0.5%
    Safran SA........................................................  28,182             4,463,744                 0.7%
#   Vinci SA.........................................................  44,122             4,950,322                 0.8%
    Other Securities.................................................                    30,051,246                 4.4%
                                                                                        -----------                ----
TOTAL FRANCE.........................................................                    69,160,844                10.5%
                                                                                        -----------                ----
GERMANY -- (6.9%)
    Adidas AG........................................................  12,924             3,995,154                 0.6%
    Deutsche Boerse AG...............................................  21,224             3,286,741                 0.5%
    Deutsche Post AG.................................................  85,557             3,030,860                 0.5%
    Deutsche Telekom AG.............................................. 307,595             5,412,306                 0.8%
    E.ON SE.......................................................... 333,869             3,366,891                 0.5%
    Infineon Technologies AG......................................... 187,753             3,636,544                 0.6%
    Other Securities.................................................                    24,036,078                 3.6%
                                                                                        -----------                ----
TOTAL GERMANY........................................................                    46,764,574                 7.1%
                                                                                        -----------                ----

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED


                                                                                                                PERCENTAGE
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ------- ------------------------------- ---------------
HONG KONG -- (2.7%)
    Other Securities.................................................                  $ 18,293,655                 2.8%
                                                                                       ------------                ----
IRELAND -- (0.5%)
    Other Securities.................................................                     3,186,938                 0.5%
                                                                                       ------------                ----
ISRAEL -- (0.4%)
    Other Securities.................................................                     2,564,370                 0.4%
                                                                                       ------------                ----
ITALY -- (2.0%)
    Other Securities.................................................                    13,911,759                 2.1%
                                                                                       ------------                ----
JAPAN -- (21.9%)
    Daikin Industries, Ltd...........................................  22,900             3,205,075                 0.5%
    Kao Corp.........................................................  36,700             2,950,630                 0.5%
    KDDI Corp........................................................ 192,800             5,334,996                 0.8%
    NTT DOCOMO, Inc.................................................. 139,000             3,810,699                 0.6%
    Recruit Holdings Co., Ltd........................................ 105,600             3,509,515                 0.5%
    Seven & I Holdings Co., Ltd......................................  79,800             3,014,867                 0.5%
#   SoftBank Group Corp.............................................. 177,100             6,812,400                 1.0%
    Sony Corp........................................................ 134,900             8,211,247                 1.2%
    Tokyo Electron, Ltd..............................................  14,300             2,897,160                 0.4%
    Other Securities.................................................                   108,744,826                16.5%
                                                                                       ------------                ----
TOTAL JAPAN..........................................................                   148,491,415                22.5%
                                                                                       ------------                ----
NETHERLANDS -- (3.3%)
    Koninklijke Ahold Delhaize NV.................................... 144,612             3,603,739                 0.6%
#   Unilever NV......................................................  82,174             4,867,988                 0.8%
    Wolters Kluwer NV................................................  47,304             3,484,081                 0.5%
    Other Securities.................................................                    10,435,471                 1.5%
                                                                                       ------------                ----
TOTAL NETHERLANDS....................................................                    22,391,279                 3.4%
                                                                                       ------------                ----
NEW ZEALAND -- (0.2%)
    Other Securities.................................................                     1,389,377                 0.2%
                                                                                       ------------                ----
NORWAY -- (0.7%)
    Other Securities.................................................                     4,504,977                 0.7%
                                                                                       ------------                ----
PORTUGAL -- (0.1%)
    Other Security...................................................                       529,550                 0.1%
                                                                                       ------------                ----
SINGAPORE -- (1.1%)
    Other Securities.................................................                     7,661,402                 1.2%
                                                                                       ------------                ----
SPAIN -- (2.6%)
    Industria de Diseno Textil SA....................................  92,858             2,893,530                 0.4%
    Telefonica SA.................................................... 484,179             3,718,146                 0.6%
    Other Securities.................................................                    11,066,453                 1.7%
                                                                                       ------------                ----
TOTAL SPAIN..........................................................                    17,678,129                 2.7%
                                                                                       ------------                ----
SWEDEN -- (2.3%)
    Other Securities.................................................                    15,802,276                 2.4%
                                                                                       ------------                ----
SWITZERLAND -- (8.1%)
    Givaudan SA......................................................   1,629             4,785,894                 0.7%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

                                                                                                               PERCENTAGE
                                                                    SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                   --------- ------------------------------- ---------------
SWITZERLAND -- (Continued)
      Nestle SA...................................................    98,099          $ 10,494,760                  1.6%
      Roche Holding AG............................................     2,735               815,377                  0.1%
      Roche Holding AG............................................    67,939            20,446,636                  3.1%
      Sika AG.....................................................    18,454             3,172,363                  0.5%
      Other Securities............................................                      15,399,208                  2.4%
                                                                                      ------------                -----
TOTAL SWITZERLAND.................................................                      55,114,238                  8.4%
                                                                                      ------------                -----
UNITED KINGDOM -- (14.5%)
      AstraZeneca P.L.C...........................................    26,662             2,600,004                  0.4%
#     AstraZeneca P.L.C., Sponsored ADR...........................   192,433             9,434,990                  1.4%
      BHP Group P.L.C.............................................   171,304             3,633,451                  0.6%
      BT Group P.L.C.............................................. 1,702,202             4,517,400                  0.7%
      Compass Group P.L.C.........................................   132,577             3,529,738                  0.5%
      Diageo P.L.C., Sponsored ADR................................    43,065             7,057,061                  1.1%
      Experian P.L.C..............................................   143,441             4,521,447                  0.7%
      Ferguson P.L.C..............................................    39,071             3,336,421                  0.5%
      GlaxoSmithKline P.L.C.......................................    14,845               340,024                  0.1%
      GlaxoSmithKline P.L.C., Sponsored ADR.......................   171,685             7,863,173                  1.2%
      Imperial Brands P.L.C.......................................   173,832             3,813,085                  0.6%
#     Rio Tinto P.L.C., Sponsored ADR.............................    97,092             5,049,755                  0.8%
      Unilever P.L.C., Sponsored ADR..............................    92,117             5,537,153                  0.8%
      Other Securities............................................                      37,037,697                  5.5%
                                                                                      ------------                -----
TOTAL UNITED KINGDOM..............................................                      98,271,399                 14.9%
                                                                                      ------------                -----
TOTAL COMMON STOCKS...............................................                     648,415,500                 98.5%
                                                                                      ------------                -----
PREFERRED STOCKS -- (0.7%)
GERMANY -- (0.7%)
      Volkswagen AG...............................................    18,995             3,611,048                  0.6%
      Other Securities............................................                       1,379,143                  0.1%
                                                                                      ------------                -----
TOTAL GERMANY.....................................................                       4,990,191                  0.7%
                                                                                      ------------                -----
UNITED KINGDOM -- (0.0%)
      Other Security..............................................                           8,891                  0.0%
                                                                                      ------------                -----
TOTAL PREFERRED STOCKS............................................                       4,999,082                  0.7%
                                                                                      ------------                -----
TOTAL INVESTMENT SECURITIES
  (Cost $618,186,641).............................................                     653,414,582
                                                                                      ------------

                                                                                         VALUE+
                                                                             -------------------------------
SECURITIES LENDING COLLATERAL -- (3.8%)
@(S)  The DFA Short Term Investment Fund.......................... 2,244,424            25,970,231                  4.0%
                                                                                      ------------                -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $644,155,045).............................................                    $679,384,813                103.2%
                                                                                      ============                =====

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                              ----------------------------------------------
                                LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                              ------------ ------------ ------- ------------
    Common Stocks
       Australia............. $  1,095,144 $ 40,819,969   --    $ 41,915,113
       Austria...............           --    1,063,718   --       1,063,718
       Belgium...............           --    6,003,062   --       6,003,062
       Canada................   56,904,359           --   --      56,904,359
       Denmark...............           --   10,385,468   --      10,385,468
       Finland...............           --    6,427,598   --       6,427,598
       France................      219,066   68,941,778   --      69,160,844
       Germany...............           --   46,764,574   --      46,764,574
       Hong Kong.............           --   18,293,655   --      18,293,655
       Ireland...............      683,389    2,503,549   --       3,186,938
       Israel................      652,437    1,911,933   --       2,564,370
       Italy.................    1,255,501   12,656,258   --      13,911,759
       Japan.................           --  148,491,415   --     148,491,415
       Netherlands...........    5,625,081   16,766,198   --      22,391,279
       New Zealand...........           --    1,389,377   --       1,389,377
       Norway................           --    4,504,977   --       4,504,977
       Portugal..............           --      529,550   --         529,550
       Singapore.............           --    7,661,402   --       7,661,402
       Spain.................           --   17,678,129   --      17,678,129
       Sweden................           --   15,802,276   --      15,802,276
       Switzerland...........       37,245   55,076,993   --      55,114,238
       United Kingdom........   37,473,237   60,798,162   --      98,271,399
    Preferred Stocks
       Germany...............           --    4,990,191   --       4,990,191
       United Kingdom........           --        8,891   --           8,891
    Securities Lending
      Collateral.............           --   25,970,231   --      25,970,231
                              ------------ ------------   --    ------------
    TOTAL.................... $103,945,459 $575,439,354   --    $679,384,813
                              ============ ============   ==    ============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                                               SHARES      VALUE+
                                                                                              --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company.........           $193,496,699
Investment in Dimensional Emerging Markets Value Fund........................................             79,522,820
Investment in DFA International Small Cap Value Portfolio of DFA Investment Dimensions Group
  Inc........................................................................................ 1,565,459   29,086,235
                                                                                                        ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $290,856,255)........................................................................           $302,105,754
                                                                                                        ============

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------
                                                               LEVEL 1    LEVEL 2  LEVEL 3     TOTAL
                                                             ------------ -------- -------- ------------
Affiliated Investment Companies............................. $302,105,754       --       -- $302,105,754
                                                             ------------ -------- -------- ------------
TOTAL....................................................... $302,105,754       --       -- $302,105,754
                                                             ============ ======== ======== ============

                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                PERCENTAGE
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ------- ------------------------------- ---------------
COMMON STOCKS -- (98.9%)
AUSTRALIA -- (5.5%)
    BlueScope Steel, Ltd............................................. 117,966           $ 1,079,882                 0.2%
    Boral, Ltd....................................................... 337,513             1,171,817                 0.2%
    Incitec Pivot, Ltd............................................... 464,128             1,104,364                 0.2%
    Other Securities.................................................                    26,063,776                 4.9%
                                                                                        -----------                 ---
TOTAL AUSTRALIA......................................................                    29,419,839                 5.5%
                                                                                        -----------                 ---
AUSTRIA -- (0.6%)
    Raiffeisen Bank International AG.................................  43,878             1,081,122                 0.2%
    Other Securities.................................................                     2,281,766                 0.4%
                                                                                        -----------                 ---
TOTAL AUSTRIA........................................................                     3,362,888                 0.6%
                                                                                        -----------                 ---
BELGIUM -- (1.2%)
    Ageas............................................................  24,339             1,403,647                 0.3%
    Other Securities.................................................                     4,890,639                 0.9%
                                                                                        -----------                 ---
TOTAL BELGIUM........................................................                     6,294,286                 1.2%
                                                                                        -----------                 ---
BRAZIL -- (1.8%)
    Other Securities.................................................                     9,726,426                 1.8%
                                                                                        -----------                 ---
CANADA -- (7.1%)
    First Quantum Minerals, Ltd...................................... 124,350             1,050,805                 0.2%
*   Kinross Gold Corp................................................ 413,553             2,009,520                 0.4%
    Lundin Mining Corp............................................... 216,814             1,094,688                 0.2%
    Yamana Gold, Inc................................................. 321,295             1,173,357                 0.2%
    Other Securities.................................................                    32,169,626                 6.0%
                                                                                        -----------                 ---
TOTAL CANADA.........................................................                    37,497,996                 7.0%
                                                                                        -----------                 ---
CHILE -- (0.2%)
    Other Securities.................................................                       885,270                 0.2%
                                                                                        -----------                 ---
CHINA -- (5.7%)
    Other Securities.................................................                    30,472,172                 5.7%
                                                                                        -----------                 ---
COLOMBIA -- (0.1%)
    Other Securities.................................................                       522,394                 0.1%
                                                                                        -----------                 ---
DENMARK -- (1.1%)
    Other Securities.................................................                     6,092,261                 1.1%
                                                                                        -----------                 ---
FINLAND -- (1.7%)
    Huhtamaki Oyj....................................................  24,407             1,130,178                 0.2%
    Stora Enso Oyj, Class R.......................................... 103,034             1,338,589                 0.3%
    Other Securities.................................................                     6,321,578                 1.2%
                                                                                        -----------                 ---
TOTAL FINLAND........................................................                     8,790,345                 1.7%
                                                                                        -----------                 ---
FRANCE -- (4.9%)
    Arkema SA........................................................  18,073             1,849,553                 0.4%
    Atos SE..........................................................  20,609             1,599,394                 0.3%
    Eiffage SA.......................................................  14,549             1,562,652                 0.3%
    Rexel SA.........................................................  88,383             1,095,729                 0.2%

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CONTINUED


                                                                                                                PERCENTAGE
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ------- ------------------------------- ---------------
FRANCE -- (Continued)
    SCOR SE..........................................................  39,667          $  1,673,119                 0.3%
    Valeo SA.........................................................  53,015             1,974,315                 0.4%
    Other Securities.................................................                    16,253,020                 3.0%
                                                                                       ------------                ----
TOTAL FRANCE.........................................................                    26,007,782                 4.9%
                                                                                       ------------                ----
GERMANY -- (5.1%)
    Commerzbank AG................................................... 311,524             1,864,080                 0.4%
    Covestro AG......................................................  36,003             1,728,933                 0.3%
    GEA Group AG.....................................................  45,578             1,392,036                 0.3%
    KION Group AG....................................................  19,993             1,330,289                 0.3%
    Lanxess AG.......................................................  17,402             1,130,768                 0.2%
    OSRAM Licht AG...................................................  28,719             1,285,596                 0.3%
    Rheinmetall AG...................................................  12,040             1,452,103                 0.3%
    Other Securities.................................................                    17,004,229                 3.0%
                                                                                       ------------                ----
TOTAL GERMANY........................................................                    27,188,034                 5.1%
                                                                                       ------------                ----
GREECE -- (0.1%)
    Other Securities.................................................                       353,469                 0.1%
                                                                                       ------------                ----
HONG KONG -- (1.7%)
    Other Securities.................................................                     8,870,932                 1.7%
                                                                                       ------------                ----
INDIA -- (2.5%)
    Other Securities.................................................                    13,219,772                 2.5%
                                                                                       ------------                ----
INDONESIA -- (0.6%)
    Other Securities.................................................                     3,168,078                 0.6%
                                                                                       ------------                ----
IRELAND -- (0.8%)
    Bank of Ireland Group P.L.C...................................... 376,009             1,812,375                 0.4%
    Flutter Entertainment P.L.C .....................................  10,939             1,130,518                 0.2%
    Other Securities.................................................                     1,282,796                 0.2%
                                                                                       ------------                ----
TOTAL IRELAND........................................................                     4,225,689                 0.8%
                                                                                       ------------                ----
ISRAEL -- (0.6%)
    Other Securities.................................................                     3,227,305                 0.6%
                                                                                       ------------                ----
ITALY -- (2.9%)
*   Banco BPM SpA.................................................... 469,718             1,069,249                 0.2%
    Mediobanca Banca di Credito Finanziario SpA...................... 181,748             2,161,225                 0.4%
    Other Securities.................................................                    12,254,436                 2.3%
                                                                                       ------------                ----
TOTAL ITALY..........................................................                    15,484,910                 2.9%
                                                                                       ------------                ----
JAPAN -- (20.0%)
    Teijin, Ltd......................................................  53,200             1,066,039                 0.2%
    Other Securities.................................................                   105,167,377                19.7%
                                                                                       ------------                ----
TOTAL JAPAN..........................................................                   106,233,416                19.9%
                                                                                       ------------                ----
MALAYSIA -- (0.8%)
    Other Securities.................................................                     4,208,922                 0.8%
                                                                                       ------------                ----

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CONTINUED


                                                                                                                PERCENTAGE
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ------- ------------------------------- ---------------
MEXICO -- (0.7%)
    Other Securities.................................................                   $ 3,567,876                 0.7%
                                                                                        -----------                 ---
NETHERLANDS -- (1.9%)
    ASM International NV.............................................  12,430             1,253,214                 0.2%
    ASR Nederland NV.................................................  44,759             1,640,802                 0.3%
    Randstad NV......................................................  28,886             1,603,082                 0.3%
    Other Securities.................................................                     5,500,862                 1.1%
                                                                                        -----------                 ---
TOTAL NETHERLANDS....................................................                     9,997,960                 1.9%
                                                                                        -----------                 ---
NEW ZEALAND -- (0.4%)
    Other Securities.................................................                     2,094,156                 0.4%
                                                                                        -----------                 ---
NORWAY -- (0.6%)
    Other Securities.................................................                     3,444,784                 0.6%
                                                                                        -----------                 ---
PHILIPPINES -- (0.3%)
    Other Securities.................................................                     1,675,710                 0.3%
                                                                                        -----------                 ---
POLAND -- (0.3%)
    Other Securities.................................................                     1,487,645                 0.3%
                                                                                        -----------                 ---
PORTUGAL -- (0.2%)
    Other Securities.................................................                     1,221,956                 0.2%
                                                                                        -----------                 ---
RUSSIA -- (0.2%)
    Other Securities.................................................                       937,638                 0.2%
                                                                                        -----------                 ---
SINGAPORE -- (0.6%)
    Other Securities.................................................                     3,364,135                 0.6%
                                                                                        -----------                 ---
SOUTH AFRICA -- (1.9%)
*   Impala Platinum Holdings, Ltd.................................... 164,273             1,131,014                 0.2%
    Other Securities.................................................                     8,803,896                 1.7%
                                                                                        -----------                 ---
TOTAL SOUTH AFRICA...................................................                     9,934,910                 1.9%
                                                                                        -----------                 ---
SOUTH KOREA -- (3.5%)
    Other Securities.................................................                    18,601,185                 3.5%
                                                                                        -----------                 ---
SPAIN -- (1.6%)
    Other Securities.................................................                     8,574,076                 1.6%
                                                                                        -----------                 ---
SWEDEN -- (2.1%)
    Other Securities.................................................                    11,423,182                 2.1%
                                                                                        -----------                 ---
SWITZERLAND -- (3.7%)
    Adecco Group AG..................................................  41,835             2,486,930                 0.5%
    Baloise Holding AG...............................................  14,564             2,693,661                 0.5%
    Swiss Prime Site AG..............................................  11,884             1,224,906                 0.2%
    Other Securities.................................................                    13,437,386                 2.5%
                                                                                        -----------                 ---
TOTAL SWITZERLAND....................................................                    19,842,883                 3.7%
                                                                                        -----------                 ---
TAIWAN -- (4.2%)
    Other Securities.................................................                    22,274,629                 4.2%
                                                                                        -----------                 ---

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CONTINUED

                                                                                  PERCENTAGE
                                        SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                        ------- ------------------------------- ---------------
THAILAND -- (0.7%)
        Other Securities...............                  $  3,969,256                 0.7%
                                                         ------------                ----
TURKEY -- (0.2%)
        Other Securities...............                     1,008,023                 0.2%
                                                         ------------                ----
UNITED KINGDOM -- (10.8%)
        Barratt Developments P.L.C..... 181,197             1,481,793                 0.3%
        Bellway P.L.C..................  31,871             1,304,462                 0.3%
        Berkeley Group Holdings P.L.C..  26,611             1,516,811                 0.3%
        Cobham P.L.C................... 666,518             1,363,350                 0.3%
        GVC Holdings P.L.C.............  91,501             1,055,627                 0.2%
        Investec P.L.C................. 211,733             1,200,411                 0.2%
        J Sainsbury P.L.C.............. 406,591             1,071,479                 0.2%
        Kingfisher P.L.C............... 593,169             1,591,239                 0.3%
        Merlin Entertainments P.L.C.... 189,161             1,114,434                 0.2%
        Phoenix Group Holdings P.L.C... 137,472             1,255,688                 0.2%
        Taylor Wimpey P.L.C............ 568,351             1,218,944                 0.2%
        Travis Perkins P.L.C...........  79,648             1,479,393                 0.3%
        Tullow Oil P.L.C............... 435,039             1,162,565                 0.2%
        Wm Morrison Supermarkets P.L.C. 712,962             1,841,833                 0.4%
        Other Securities...............                    38,646,180                 7.2%
                                                         ------------                ----
TOTAL UNITED KINGDOM...................                    57,304,209                10.8%
                                                         ------------                ----
TOTAL COMMON STOCKS....................                   525,976,399                98.7%
                                                         ------------                ----
PREFERRED STOCKS -- (0.6%)
BRAZIL -- (0.4%)
        Other Securities...............                     2,281,936                 0.4%
                                                         ------------                ----
COLOMBIA -- (0.0%)
        Other Security.................                        58,305                 0.0%
                                                         ------------                ----
GERMANY -- (0.2%)
        Other Securities...............                       903,541                 0.2%
                                                         ------------                ----
TOTAL PREFERRED STOCKS.................                     3,243,782                 0.6%
                                                         ------------                ----
RIGHTS/WARRANTS -- (0.0%)
        Other Securities...............                        32,414                 0.0%
                                                         ------------                ----
TOTAL INVESTMENT SECURITIES
  (Cost $542,407,680)..................                   529,252,595
                                                         ------------

                                                            VALUE+
                                                -------------------------------
SECURITIES LENDING COLLATERAL -- (0.5%)
@(S)    The DFA Short Term Investment
          Fund......................... 241,696             2,796,664                 0.5%
                                                         ------------                ----
TOTAL INVESTMENTS--(100.0%)
  (Cost $545,203,945)..................                  $532,049,259                99.8%
                                                         ============                ====

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CONTINUED


Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                           ---------------------------------------------
                             LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                           ----------- ------------ ------- ------------
       Common Stocks
          Australia....... $    30,328 $ 29,389,511   --    $ 29,419,839
          Austria.........          --    3,362,888   --       3,362,888
          Belgium.........          --    6,294,286   --       6,294,286
          Brazil..........   9,726,426           --   --       9,726,426
          Canada..........  37,356,765      141,231   --      37,497,996
          Chile...........       8,172      877,098   --         885,270
          China...........   1,425,951   29,046,221   --      30,472,172
          Colombia........     522,394           --   --         522,394
          Denmark.........          --    6,092,261   --       6,092,261
          Finland.........          --    8,790,345   --       8,790,345
          France..........          --   26,007,782   --      26,007,782
          Germany.........          --   27,188,034   --      27,188,034
          Greece..........          --      353,469   --         353,469
          Hong Kong.......          --    8,870,932   --       8,870,932
          India...........      87,334   13,132,438   --      13,219,772
          Indonesia.......          --    3,168,078   --       3,168,078
          Ireland.........          --    4,225,689   --       4,225,689
          Israel..........          --    3,227,305   --       3,227,305
          Italy...........      97,660   15,387,250   --      15,484,910
          Japan...........          --  106,233,416   --     106,233,416
          Malaysia........       2,061    4,206,861   --       4,208,922
          Mexico..........   3,567,876           --   --       3,567,876
          Netherlands.....      44,034    9,953,926   --       9,997,960
          New Zealand.....          --    2,094,156   --       2,094,156
          Norway..........          --    3,444,784   --       3,444,784
          Philippines.....          --    1,675,710   --       1,675,710
          Poland..........          --    1,487,645   --       1,487,645
          Portugal........          --    1,221,956   --       1,221,956
          Russia..........     760,526      177,112   --         937,638
          Singapore.......          --    3,364,135   --       3,364,135
          South Africa....     865,420    9,069,490   --       9,934,910
          South Korea.....      18,763   18,582,422   --      18,601,185
          Spain...........          --    8,574,076   --       8,574,076
          Sweden..........      51,070   11,372,112   --      11,423,182
          Switzerland.....          --   19,842,883   --      19,842,883
          Taiwan..........          --   22,274,629   --      22,274,629
          Thailand........   3,969,256           --   --       3,969,256
          Turkey..........          --    1,008,023   --       1,008,023
          United Kingdom..      91,520   57,212,689   --      57,304,209
       Preferred Stocks
          Brazil..........   2,281,936           --   --       2,281,936
          Colombia........      58,305           --   --          58,305
          Germany.........          --      903,541   --         903,541
       Rights/Warrants
          Canada..........          --       18,903   --          18,903
          Italy...........          --        9,119   --           9,119
          Norway..........          --          917   --             917
          Taiwan..........          --        1,406   --           1,406
          Thailand........          --        2,069   --           2,069
       Securities Lending
         Collateral.......          --    2,796,664   --       2,796,664
                           ----------- ------------   --    ------------
       TOTAL.............. $60,965,797 $471,083,462   --    $532,049,259
                           =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (96.2%)
AUSTRALIA -- (4.4%)
    BHP Group, Ltd...................................................    487,213          $ 11,942,785                 0.3%
    Other Securities.................................................                      156,160,170                 4.2%
                                                                                          ------------                 ---
TOTAL AUSTRALIA......................................................                      168,102,955                 4.5%
                                                                                          ------------                 ---
AUSTRIA -- (0.4%)
    Other Securities.................................................                       15,631,664                 0.4%
                                                                                          ------------                 ---
BELGIUM -- (0.9%)
    Other Securities.................................................                       32,834,130                 0.9%
                                                                                          ------------                 ---
BRAZIL -- (1.8%)
    Other Securities.................................................                       66,980,639                 1.8%
                                                                                          ------------                 ---
CANADA -- (6.4%)
    Bank of Montreal, (2073174)......................................     92,353             6,833,198                 0.2%
    Royal Bank of Canada.............................................     97,391             7,855,558                 0.2%
    Other Securities.................................................                      230,882,043                 6.2%
                                                                                          ------------                 ---
TOTAL CANADA.........................................................                      245,570,799                 6.6%
                                                                                          ------------                 ---
CHILE -- (0.2%)
    Other Securities.................................................                        8,664,068                 0.2%
                                                                                          ------------                 ---
CHINA -- (7.3%)
    China Construction Bank Corp., Class H........................... 12,926,000            10,357,222                 0.3%
    China Mobile, Ltd................................................    841,000             6,834,550                 0.2%
    Ping An Insurance Group Co. of China, Ltd., Class H..............    712,000             8,217,748                 0.2%
    Tencent Holdings, Ltd............................................    456,700            18,525,082                 0.5%
    Other Securities.................................................                      234,487,263                 6.3%
                                                                                          ------------                 ---
TOTAL CHINA..........................................................                      278,421,865                 7.5%
                                                                                          ------------                 ---
COLOMBIA -- (0.1%)
    Other Securities.................................................                        3,444,108                 0.1%
                                                                                          ------------                 ---
CZECH REPUBLIC -- (0.0%)
    Other Securities.................................................                        1,629,969                 0.1%
                                                                                          ------------                 ---
DENMARK -- (1.2%)
    Novo Nordisk A.S., Class B.......................................    147,009             8,083,833                 0.2%
    Other Securities.................................................                       36,386,616                 1.0%
                                                                                          ------------                 ---
TOTAL DENMARK........................................................                       44,470,449                 1.2%
                                                                                          ------------                 ---
EGYPT -- (0.0%)
    Other Securities.................................................                          311,231                 0.0%
                                                                                          ------------                 ---
FINLAND -- (1.2%)
    UPM-Kymmene Oyj..................................................    191,178             6,226,562                 0.2%
    Other Securities.................................................                       39,054,444                 1.0%
                                                                                          ------------                 ---
TOTAL FINLAND........................................................                       45,281,006                 1.2%
                                                                                          ------------                 ---

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CONTINUED


                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
FRANCE -- (5.9%)
    Airbus SE........................................................    49,446          $  7,093,436                 0.2%
    LVMH Moet Hennessy Louis Vuitton SE..............................    23,294             9,947,833                 0.3%
    Orange SA........................................................   390,196             6,280,006                 0.2%
    Peugeot SA.......................................................   282,821             7,162,756                 0.2%
    Total SA.........................................................   307,391            16,251,207                 0.4%
    Other Securities.................................................                     178,460,065                 4.8%
                                                                                         ------------                 ---
TOTAL FRANCE.........................................................                     225,195,303                 6.1%
                                                                                         ------------                 ---
GERMANY -- (4.9%)
    BASF SE..........................................................    85,761             6,519,483                 0.2%
    Bayerische Motoren Werke AG......................................    76,817             5,882,238                 0.2%
    Daimler AG.......................................................   180,199            10,509,699                 0.3%
    Deutsche Telekom AG..............................................   609,489            10,724,300                 0.3%
    Other Securities.................................................                     153,643,451                 4.0%
                                                                                         ------------                 ---
TOTAL GERMANY........................................................                     187,279,171                 5.0%
                                                                                         ------------                 ---
GREECE -- (0.0%)
    Other Securities.................................................                       1,782,922                 0.1%
                                                                                         ------------                 ---
HONG KONG -- (2.1%)
    AIA Group, Ltd...................................................   926,600             9,227,285                 0.3%
    Other Securities.................................................                      70,229,710                 1.8%
                                                                                         ------------                 ---
TOTAL HONG KONG......................................................                      79,456,995                 2.1%
                                                                                         ------------                 ---
HUNGARY -- (0.1%)
    Other Securities.................................................                       3,266,308                 0.1%
                                                                                         ------------                 ---
INDIA -- (2.7%)
    Reliance Industries, Ltd.........................................   296,998             6,124,650                 0.2%
    Other Securities.................................................                      98,753,783                 2.6%
                                                                                         ------------                 ---
TOTAL INDIA..........................................................                     104,878,433                 2.8%
                                                                                         ------------                 ---
INDONESIA -- (0.6%)
    Other Securities.................................................                      21,737,420                 0.6%
                                                                                         ------------                 ---
IRELAND -- (0.5%)
    CRH P.L.C., Sponsored ADR........................................   170,078             6,207,847                 0.2%
    Other Securities.................................................                      13,704,130                 0.3%
                                                                                         ------------                 ---
TOTAL IRELAND........................................................                      19,911,977                 0.5%
                                                                                         ------------                 ---
ISRAEL -- (0.5%)
    Other Securities.................................................                      19,683,789                 0.5%
                                                                                         ------------                 ---
ITALY -- (2.2%)
    Enel SpA......................................................... 1,025,364             7,946,940                 0.2%
    Eni SpA..........................................................   410,277             6,224,306                 0.2%
    Fiat Chrysler Automobiles NV, (BRJFWP3)..........................   409,465             6,354,391                 0.2%
    Other Securities.................................................                      64,602,542                 1.7%
                                                                                         ------------                 ---
TOTAL ITALY..........................................................                      85,128,179                 2.3%
                                                                                         ------------                 ---
JAPAN -- (17.2%)
    Honda Motor Co., Ltd.............................................   259,300             7,015,096                 0.2%

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CONTINUED

                                                                                                                PERCENTAGE
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ------- ------------------------------- ---------------
JAPAN -- (Continued)
    SoftBank Group Corp.............................................. 273,944          $ 10,537,641                 0.3%
    Sony Corp........................................................ 104,000             6,330,391                 0.2%
    Toyota Motor Corp................................................ 316,688            21,972,093                 0.6%
    Other Securities.................................................                   610,614,709                16.4%
                                                                                       ------------                ----
TOTAL JAPAN..........................................................                   656,469,930                17.7%
                                                                                       ------------                ----
MALAYSIA -- (0.6%)
    Other Securities.................................................                    23,712,591                 0.6%
                                                                                       ------------                ----
MEXICO -- (0.7%)
    Other Securities.................................................                    27,070,347                 0.7%
                                                                                       ------------                ----
NETHERLANDS -- (2.1%)
    Koninklijke Ahold Delhaize NV.................................... 384,495             9,581,630                 0.3%
    Other Securities.................................................                    70,010,990                 1.9%
                                                                                       ------------                ----
TOTAL NETHERLANDS....................................................                    79,592,620                 2.2%
                                                                                       ------------                ----
NEW ZEALAND -- (0.3%)
    Other Securities.................................................                    11,844,747                 0.3%
                                                                                       ------------                ----
NORWAY -- (0.6%)
    Other Securities.................................................                    23,252,103                 0.6%
                                                                                       ------------                ----
PERU -- (0.0%)
    Other Securities.................................................                       465,177                 0.0%
                                                                                       ------------                ----
PHILIPPINES -- (0.3%)
    Other Securities.................................................                    11,146,274                 0.3%
                                                                                       ------------                ----
POLAND -- (0.3%)
    Other Securities.................................................                    11,013,664                 0.3%
                                                                                       ------------                ----
PORTUGAL -- (0.2%)
    Other Securities.................................................                     6,464,735                 0.2%
                                                                                       ------------                ----
RUSSIA -- (0.3%)
    Other Securities.................................................                    12,202,753                 0.3%
                                                                                       ------------                ----
SINGAPORE -- (0.7%)
    Other Securities.................................................                    28,523,426                 0.8%
                                                                                       ------------                ----
SOUTH AFRICA -- (1.8%)
    Other Securities.................................................                    67,674,301                 1.8%
                                                                                       ------------                ----
SOUTH KOREA -- (3.5%)
    Samsung Electronics Co., Ltd..................................... 661,530            28,591,225                 0.8%
    SK Hynix, Inc....................................................  96,784             6,805,460                 0.2%
    Other Securities.................................................                    98,390,169                 2.6%
                                                                                       ------------                ----
TOTAL SOUTH KOREA....................................................                   133,786,854                 3.6%
                                                                                       ------------                ----
SPAIN -- (1.6%)
    Iberdrola S.A.................................................... 720,436             7,405,354                 0.2%

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CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
SPAIN -- (Continued)
    Other Securities.................................................                   $   55,745,555                1.5%
                                                                                        --------------               ----
TOTAL SPAIN..........................................................                       63,150,909                1.7%
                                                                                        --------------               ----
SWEDEN -- (1.9%)
    Other Securities.................................................                       72,991,400                2.0%
                                                                                        --------------               ----
SWITZERLAND -- (4.9%)
    Nestle SA........................................................   243,456             26,045,242                0.7%
    Novartis AG......................................................   132,989             11,619,940                0.3%
    Roche Holding AG.................................................    58,789             17,692,891                0.5%
#   Swisscom AG......................................................    12,175              6,227,444                0.2%
    Other Securities.................................................                      123,999,077                3.3%
                                                                                        --------------               ----
TOTAL SWITZERLAND....................................................                      185,584,594                5.0%
                                                                                        --------------               ----
TAIWAN -- (4.2%)
    Taiwan Semiconductor Manufacturing Co., Ltd ..................... 1,104,000             10,818,977                0.3%
    Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR......   134,422              6,940,208                0.2%
    Other Securities.................................................                      141,358,911                3.8%
                                                                                        --------------               ----
TOTAL TAIWAN.........................................................                      159,118,096                4.3%
                                                                                        --------------               ----
THAILAND -- (0.8%)
    Other Securities.................................................                       29,236,795                0.8%
                                                                                        --------------               ----
TURKEY -- (0.2%)
    Other Securities.................................................                        8,157,254                0.2%
                                                                                        --------------               ----
UNITED KINGDOM -- (10.6%)
    Anglo American P.L.C.............................................   412,690             10,621,440                0.3%
#   AstraZeneca P.L.C., Sponsored ADR................................   170,655              8,367,215                0.2%
    BP P.L.C., Sponsored ADR.........................................   503,098             19,072,445                0.5%
#   GlaxoSmithKline P.L.C., Sponsored ADR............................   155,405              7,117,549                0.2%
    Glencore P.L.C................................................... 2,137,585              6,452,040                0.2%
    HSBC Holdings P.L.C., Sponsored ADR..............................   326,272             12,329,819                0.3%
    Rio Tinto P.L.C., Sponsored ADR..................................   172,914              8,993,257                0.3%
    Royal Dutch Shell P.L.C., Sponsored ADR, Class A.................   161,107              9,339,373                0.3%
#   Royal Dutch Shell P.L.C., Sponsored ADR, Class B.................   124,657              7,266,257                0.2%
    Vodafone Group P.L.C............................................. 3,043,900              6,211,746                0.2%
    Other Securities.................................................                      309,633,527                8.2%
                                                                                        --------------               ----
TOTAL UNITED KINGDOM.................................................                      405,404,668               10.9%
                                                                                        --------------               ----
TOTAL COMMON STOCKS..................................................                    3,676,526,618               98.9%
                                                                                        --------------               ----
PREFERRED STOCKS -- (0.9%)
BRAZIL -- (0.5%)
    Petroleo Brasileiro SA...........................................   773,384              5,860,401                0.2%
    Other Securities.................................................                       12,280,293                0.3%
                                                                                        --------------               ----
TOTAL BRAZIL.........................................................                       18,140,694                0.5%
                                                                                        --------------               ----
CHILE -- (0.0%)
    Other Securities.................................................                          279,090                0.0%
                                                                                        --------------               ----

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

                                                                                                                    PERCENTAGE
                                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                        --------- ------------------------------- ---------------
COLOMBIA -- (0.0%)
      Other Securities.................................................                   $      558,901                 0.0%
                                                                                          --------------               -----
GERMANY -- (0.4%)
      Volkswagen AG....................................................    43,057              8,185,361                 0.2%
      Other Securities.................................................                        7,882,328                 0.2%
                                                                                          --------------               -----
TOTAL GERMANY..........................................................                       16,067,689                 0.4%
                                                                                          --------------               -----
UNITED KINGDOM -- (0.0%)
      Other Securities.................................................                           15,422                 0.0%
                                                                                          --------------               -----
TOTAL PREFERRED STOCKS.................................................                       35,061,796                 0.9%
                                                                                          --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities.................................................                          178,104                 0.0%
                                                                                          --------------               -----
TOTAL INVESTMENT SECURITIES
      (Cost $3,531,456,757)............................................                    3,711,766,518
                                                                                          --------------
                                                                                              VALUE+
                                                                                  -------------------------------
SECURITIES LENDING COLLATERAL -- (2.9%)
@(S)  The DFA Short Term Investment Fund............................... 9,431,751            109,134,787                 2.9%
                                                                                          --------------               -----
TOTAL INVESTMENTS--(100.0%)
      (Cost $3,640,579,419)............................................                   $3,820,901,305               102.7%
                                                                                          ==============               =====

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------------
                                                               LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                                             ------------ ------------ -------- ------------
Common Stocks
   Australia................................................ $    834,098 $167,268,857       -- $168,102,955
   Austria..................................................           --   15,631,664       --   15,631,664
   Belgium..................................................      367,871   32,466,259       --   32,834,130
   Brazil...................................................   66,980,639           --       --   66,980,639
   Canada...................................................  244,954,081      616,718       --  245,570,799
   Chile....................................................    1,635,577    7,028,491       --    8,664,068
   China....................................................   28,894,447  249,527,418       --  278,421,865
   Colombia.................................................    3,444,108           --       --    3,444,108
   Czech Republic...........................................           --    1,629,969       --    1,629,969
   Denmark..................................................      295,096   44,175,353       --   44,470,449
   Egypt....................................................      145,075      166,156       --      311,231
   Finland..................................................           --   45,281,006       --   45,281,006
   France...................................................    1,216,367  223,978,936       --  225,195,303
   Germany..................................................    1,684,657  185,594,514       --  187,279,171
   Greece...................................................           --    1,782,922       --    1,782,922
   Hong Kong................................................       92,481   79,364,514       --   79,456,995
   Hungary..................................................           --    3,266,308       --    3,266,308
   India....................................................    1,244,509  103,633,924       --  104,878,433
   Indonesia................................................      173,280   21,564,140       --   21,737,420
   Ireland..................................................    6,207,847   13,704,130       --   19,911,977
   Israel...................................................    1,268,436   18,415,353       --   19,683,789
   Italy....................................................      577,893   84,550,286       --   85,128,179

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------------
                                                               LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                                                             ------------ -------------- -------- --------------
   Japan.................................................... $  3,008,025 $  653,461,905       -- $  656,469,930
   Malaysia.................................................           --     23,712,591       --     23,712,591
   Mexico...................................................   27,070,124            223       --     27,070,347
   Netherlands..............................................   11,887,103     67,705,517       --     79,592,620
   New Zealand..............................................           --     11,844,747       --     11,844,747
   Norway...................................................      137,048     23,115,055       --     23,252,103
   Peru.....................................................      465,076            101       --        465,177
   Philippines..............................................      149,951     10,996,323       --     11,146,274
   Poland...................................................           --     11,013,664       --     11,013,664
   Portugal.................................................           --      6,464,735       --      6,464,735
   Russia...................................................    4,876,573      7,326,180       --     12,202,753
   Singapore................................................           --     28,523,426       --     28,523,426
   South Africa.............................................    6,824,838     60,849,463       --     67,674,301
   South Korea..............................................      893,282    132,893,572       --    133,786,854
   Spain....................................................      747,619     62,403,290       --     63,150,909
   Sweden...................................................       83,176     72,908,224       --     72,991,400
   Switzerland..............................................    4,453,239    181,131,355       --    185,584,594
   Taiwan...................................................    7,138,680    151,979,416       --    159,118,096
   Thailand.................................................   29,236,795             --       --     29,236,795
   Turkey...................................................       13,128      8,144,126       --      8,157,254
   United Kingdom...........................................   95,683,267    309,721,401       --    405,404,668
Preferred Stocks
   Brazil...................................................   18,140,694             --       --     18,140,694
   Chile....................................................           --        279,090       --        279,090
   Colombia.................................................      558,901             --       --        558,901
   Germany..................................................           --     16,067,689       --     16,067,689
   United Kingdom...........................................           --         15,422       --         15,422
Rights/Warrants
   Canada...................................................           --         24,701       --         24,701
   Indonesia................................................           --          7,708       --          7,708
   Italy....................................................           --         27,299       --         27,299
   Norway...................................................           --          2,336       --          2,336
   Spain....................................................           --         35,671       --         35,671
   Sweden...................................................           --             88       --             88
   Taiwan...................................................           --         10,291       --         10,291
   Thailand.................................................           --          2,879       --          2,879
   Turkey...................................................           --         67,131       --         67,131
Securities Lending Collateral...............................           --    109,134,787       --    109,134,787
                                                             ------------ -------------- -------- --------------
TOTAL....................................................... $571,383,981 $3,249,517,324       -- $3,820,901,305
                                                             ============ ============== ======== ==============

                See accompanying Notes to Financial Statements.

                          WORLD CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                    SHARES      VALUE+
                                                                  ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment
  Dimensions Group Inc........................................... 19,460,024 $480,857,199
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc................................ 22,636,475  298,575,095
Investment in Emerging Markets Core Equity Portfolio of DFA
  Investment Dimensions Group Inc................................  4,860,675  100,081,299
                                                                             ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $759,450,452)............................................            $879,513,593
                                                                             ------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional U.S. Government Money Market Fund,
  1.752% (Cost $54,514)..........................................     54,514       54,514
                                                                             ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $759,504,966)............................................            $879,568,107
                                                                             ============

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------
                                                               LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                                             ------------ ------- ------- ------------
Affiliated Investment Companies............................. $879,513,593   --      --    $879,513,593
Temporary Cash Investments..................................       54,514   --      --          54,514
                                                             ------------   --      --    ------------
TOTAL....................................................... $879,568,107   --      --    $879,568,107
                                                             ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                                               SHARES      VALUE+
                                                                                              --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc............ 8,237,784 $186,668,174
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc..... 9,047,935  119,342,269
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.. 3,111,461   64,064,978
                                                                                                        ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $292,044,491)........................................................................           $370,075,421
                                                                                                        ============

As of October 31, 2019, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                               UNREALIZED
                                                                                                FOREIGN
                                                                                                EXCHANGE
                                                                                  SETTLEMENT  APPRECIATION
CURRENCY PURCHASED     CURRENCY SOLD                  COUNTERPARTY                   DATE    (DEPRECIATION)
------------------- -------------------- ---------------------------------------  ---------- --------------
USD        908,921  NOK        8,310,000 State Street Bank and Trust               11/05/19    $   5,274
USD        455,628  NZD          710,389 UBS AG                                    11/20/19           37
USD        799,688  ILS        2,798,980 Barclays Capital                          12/04/19        4,354
                                                                                               ---------
TOTAL APPRECIATION                                                                             $   9,665

USD      1,028,754  SGD        1,424,000 State Street Bank and Trust               11/05/19    $ (17,966)
USD      6,620,835  AUD        9,791,718 State Street Bank and Trust               11/08/19     (129,868)
USD                 HKD                  Australia and New Zealand Banking Group                  (8,013)
        10,751,729            84,315,271   Ltd.                                    11/08/19
USD      2,634,033  SEK       25,902,000 Bank of America Corp.                     01/02/20      (58,195)
USD      6,436,180  CAD        8,513,000 Citibank, N.A.                            01/02/20      (29,815)
USD      1,709,025  DKK       11,396,677 State Street Bank and Trust               01/16/20       (2,216)
USD      6,938,758  CHF        6,816,628 State Street Bank and Trust               01/22/20      (15,243)
USD     16,067,017  GBP       12,438,609 State Street Bank and Trust               01/22/20      (87,996)
USD     30,080,454  EUR       26,841,855 Barclays Capital                          01/22/20      (22,895)
USD     25,410,483  JPY    2,742,314,801 State Street Bank and Trust               01/23/20     (121,361)
                                                                                               ---------
TOTAL (DEPRECIATION)                                                                           $(493,568)
                                                                                               ---------
TOTAL APPRECIATION
(DEPRECIATION)                                                                                 $(483,903)
                                                                                               =========

As of October 31, 2019, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                                UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL    MARKET    APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE      VALUE    (DEPRECIATION)
-----------                                        --------- ---------- ---------- ---------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................    37      12/20/19  $5,564,167 $5,616,230    $52,063
                                                                        ---------- ----------    -------
TOTAL FUTURES CONTRACTS...........................                      $5,564,167 $5,616,230    $52,063
                                                                        ========== ==========    =======

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

CONTINUED


Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ---------------------------------------------
                                                     LEVEL 1     LEVEL 2   LEVEL 3      TOTAL
                                                   ------------ ---------  -------- ------------
Affiliated Investment Companies................... $370,075,421        --        -- $370,075,421
Forward Currency Contracts**......................           -- $(483,903)       --     (483,903)
Futures Contracts**...............................       52,063        --        --       52,063
                                                   ------------ ---------  -------- ------------
TOTAL............................................. $370,127,484 $(483,903)       -- $369,643,581
                                                   ============ =========  ======== ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                          EMERGING MARKETS PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                                               VALUE+
                                                                                           --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company............. $5,967,457,700
                                                                                           --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES...................................... $5,967,457,700
                                                                                           ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                                               VALUE+
                                                                                           --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company... $6,425,658,356
                                                                                           --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES...................................... $6,425,658,356
                                                                                           ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       EMERGING MARKETS VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                                               VALUE+
                                                                                           ---------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in Dimensional Emerging Markets Value Fund..................................... $17,191,982,300
                                                                                           ---------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES...................................... $17,191,982,300
                                                                                           ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                    PERCENTAGE
                                                                        SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ----------- ------------------------------- ---------------
COMMON STOCKS -- (95.4%)
BRAZIL -- (7.8%)
#   Ambev SA, ADR....................................................  16,187,015         $   69,766,035                0.3%
    B3 SA - Brasil Bolsa Balcao......................................   5,891,987             71,077,006                0.3%
    Banco Bradesco SA, ADR...........................................  12,110,773            106,090,374                0.4%
    JBS SA...........................................................  10,406,375             73,406,395                0.3%
    Lojas Renner SA..................................................   5,750,796             72,772,197                0.3%
    Petroleo Brasileiro SA...........................................  19,448,656            158,576,500                0.6%
    Petroleo Brasileiro SA , Sponsored ADR (US71654V1017)............   4,065,689             61,351,247                0.2%
*   Vale SA..........................................................  20,424,690            240,380,346                0.8%
    Other Securities.................................................                      1,411,222,938                4.7%
                                                                                          --------------               ----
TOTAL BRAZIL.........................................................                      2,264,643,038                7.9%
                                                                                          --------------               ----
CHILE -- (1.1%)
    Other Securities.................................................                        306,381,272                1.1%
                                                                                          --------------               ----
CHINA -- (16.8%)
*   Alibaba Group Holding, Ltd., Sponsored ADR.......................   1,367,252            241,552,411                0.9%
    Bank of China, Ltd., Class H..................................... 152,808,702             62,313,060                0.2%
    China Construction Bank Corp., Class H........................... 226,157,302            181,213,158                0.6%
    China Mobile, Ltd................................................  13,173,000            107,052,952                0.4%
    China Mobile, Ltd., Sponsored ADR................................   2,006,206             81,010,598                0.3%
    CNOOC, Ltd.......................................................  45,385,000             67,544,217                0.3%
    Industrial & Commercial Bank of China, Ltd., Class H............. 171,010,725            122,510,914                0.4%
    NetEase, Inc., ADR...............................................     262,311             74,984,222                0.3%
    Ping An Insurance Group Co. of China, Ltd., Class H..............  17,442,500            201,317,504                0.7%
    Tencent Holdings, Ltd............................................  11,743,400            476,346,515                1.7%
    Other Securities.................................................                      3,261,644,373               11.2%
                                                                                          --------------               ----
TOTAL CHINA..........................................................                      4,877,489,924               17.0%
                                                                                          --------------               ----
COLOMBIA -- (0.4%)
    Other Securities.................................................                        109,459,510                0.4%
                                                                                          --------------               ----
CZECH REPUBLIC -- (0.1%)
    Other Securities.................................................                         45,214,007                0.2%
                                                                                          --------------               ----
EGYPT -- (0.1%)
    Other Securities.................................................                         21,260,793                0.1%
                                                                                          --------------               ----
GREECE -- (0.3%)
    Other Securities.................................................                         76,210,137                0.3%
                                                                                          --------------               ----
HONG KONG -- (0.0%)
    Other Security...................................................                          2,529,869                0.0%
                                                                                          --------------               ----
HUNGARY -- (0.4%)
    Other Securities.................................................                        114,037,762                0.4%
                                                                                          --------------               ----
INDIA -- (12.2%)
    Bharti Airtel, Ltd...............................................  14,518,240             76,338,735                0.3%
    HDFC Bank Ltd....................................................   5,989,118            103,739,618                0.4%
    Hindustan Unilever, Ltd..........................................   2,140,531             65,763,066                0.2%
    Housing Development Finance Corp., Ltd...........................   3,498,747            105,255,759                0.4%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ----------- ------------------------------- ---------------
INDIA -- (Continued)
    Infosys, Ltd.....................................................  12,734,298         $  122,701,295                0.4%
    Infosys, Ltd., Sponsored ADR.....................................   7,416,008             71,119,517                0.3%
    Reliance Industries, Ltd.........................................  11,554,051            238,265,994                0.9%
    Tata Consultancy Services, Ltd...................................   3,896,968            125,021,445                0.5%
    Other Securities.................................................                      2,627,743,529                9.0%
                                                                                          --------------               ----
TOTAL INDIA..........................................................                      3,535,948,958               12.4%
                                                                                          --------------               ----
INDONESIA -- (2.7%)
    Bank Central Asia Tbk PT.........................................  27,776,800             62,173,567                0.2%
    Bank Rakyat Indonesia Persero Tbk PT............................. 281,291,900             84,284,958                0.3%
    Other Securities.................................................                        642,892,564                2.3%
                                                                                          --------------               ----
TOTAL INDONESIA......................................................                        789,351,089                2.8%
                                                                                          --------------               ----
MALAYSIA -- (2.8%)
    Other Securities.................................................                        806,049,962                2.8%
                                                                                          --------------               ----
MEXICO -- (3.0%)
#   America Movil S.A.B. de C.V., Sponsored ADR, Class L.............   4,109,882             64,977,234                0.2%
    Grupo Financiero Banorte S.A.B. de C.V...........................  12,263,023             67,050,903                0.2%
    Grupo Mexico S.A.B. de C.V., Class B.............................  24,911,849             65,774,585                0.2%
    Other Securities.................................................                        670,074,179                2.4%
                                                                                          --------------               ----
TOTAL MEXICO.........................................................                        867,876,901                3.0%
                                                                                          --------------               ----
NETHERLANDS -- (0.1%)
    Other Security...................................................                         16,227,013                0.1%
                                                                                          --------------               ----
PERU -- (0.1%)
    Other Securities.................................................                         38,321,685                0.1%
                                                                                          --------------               ----
PHILIPPINES -- (1.2%)
    Other Securities.................................................                        354,124,590                1.2%
                                                                                          --------------               ----
POLAND -- (1.3%)
    Other Securities.................................................                        377,155,424                1.3%
                                                                                          --------------               ----
RUSSIA -- (1.7%)
    Lukoil PJSC, Sponsored ADR.......................................     868,336             80,019,788                0.3%
    Sberbank of Russia PJSC, Sponsored ADR...........................   7,703,042            113,437,292                0.4%
    Other Securities.................................................                        303,833,069                1.0%
                                                                                          --------------               ----
TOTAL RUSSIA.........................................................                        497,290,149                1.7%
                                                                                          --------------               ----
SOUTH AFRICA -- (6.4%)
    Absa Group, Ltd..................................................   7,398,117             75,875,670                0.3%
    AngloGold Ashanti, Ltd., Sponsored ADR...........................   4,151,296             91,660,616                0.3%
    FirstRand, Ltd...................................................  24,463,490            105,755,190                0.4%
    Gold Fields, Ltd., Sponsored ADR.................................  10,013,640             61,884,295                0.2%
#   MTN Group, Ltd...................................................  15,515,059             96,031,720                0.3%
    Naspers, Ltd., Class N...........................................     671,488             95,021,253                0.3%
#   Sanlam, Ltd......................................................  12,134,426             63,861,561                0.2%
    Standard Bank Group, Ltd.........................................   9,354,999            107,397,689                0.4%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

                                                                                                           PERCENTAGE
                                                                SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                              ---------- ------------------------------- ---------------
SOUTH AFRICA -- (Continued)
     Other Securities........................................                    $ 1,159,179,084               4.1%
                                                                                 ---------------              ----
TOTAL SOUTH AFRICA...........................................                      1,856,667,078               6.5%
                                                                                 ---------------              ----
SOUTH KOREA -- (15.5%)
     Samsung Electronics Co., Ltd............................ 29,166,210           1,260,559,118               4.4%
     SK Hynix, Inc...........................................  3,591,293             252,525,216               0.9%
     Other Securities........................................                      2,986,987,392              10.4%
                                                                                 ---------------              ----
TOTAL SOUTH KOREA............................................                      4,500,071,726              15.7%
                                                                                 ---------------              ----
SPAIN -- (0.0%)
     Other Securities........................................                         15,053,435               0.1%
                                                                                 ---------------              ----
TAIWAN -- (16.9%)
     Hon Hai Precision Industry Co., Ltd..................... 36,059,403              95,236,584               0.4%
     Taiwan Semiconductor Manufacturing Co., Ltd............. 41,439,652             406,100,219               1.4%
     Taiwan Semiconductor Manufacturing Co., Ltd.,...........
     Sponsored ADR........................................... 10,833,721             559,345,015               2.0%
     Other Securities........................................                      3,833,189,769              13.3%
                                                                                 ---------------              ----
TOTAL TAIWAN.................................................                      4,893,871,587              17.1%
                                                                                 ---------------              ----
THAILAND -- (3.5%)
     PTT PCL................................................. 72,022,800             107,932,827               0.4%
     Other Securities........................................                        904,844,963               3.1%
                                                                                 ---------------              ----
TOTAL THAILAND...............................................                      1,012,777,790               3.5%
                                                                                 ---------------              ----
TURKEY -- (1.0%)
     Other Securities........................................                        291,862,474               1.0%
                                                                                 ---------------              ----
UNITED KINGDOM -- (0.0%)
     Other Securities........................................                          3,022,025               0.0%
                                                                                 ---------------              ----
TOTAL COMMON STOCKS..........................................                     27,672,898,198              96.7%
                                                                                 ---------------              ----
PREFERRED STOCKS -- (2.3%)

BRAZIL -- (2.2%)
     Banco Bradesco SA.......................................  7,287,556              63,908,077               0.2%
     Itau Unibanco Holding SA................................ 16,854,817             152,262,815               0.5%
     Petroleo Brasileiro SA.................................. 28,735,931             217,749,643               0.8%
     Other Securities........................................                        204,636,413               0.7%
                                                                                 ---------------              ----
TOTAL BRAZIL.................................................                        638,556,948               2.2%
                                                                                 ---------------              ----
CHILE -- (0.0%)
     Other Securities........................................                          6,678,030               0.0%
                                                                                 ---------------              ----
COLOMBIA -- (0.1%)
     Other Securities........................................                         20,740,487               0.1%
                                                                                 ---------------              ----
SOUTH KOREA -- (0.0%)
     Other Security..........................................                            778,308               0.0%
                                                                                 ---------------              ----
TOTAL PREFERRED STOCKS.......................................                        666,753,773               2.3%
                                                                                 ---------------              ----

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

                                                                                                      PERCENTAGE
                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                         ---------- ------------------------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
      Other Securities..................................                    $     1,751,164                0.0%
                                                                            ---------------              -----
TOTAL INVESTMENT SECURITIES
  (Cost $25,123,238,416)................................                     28,341,403,135
                                                                            ---------------

                                                                                VALUE+
                                                                    -------------------------------
SECURITIES LENDING COLLATERAL -- (2.3%)
@(S)  The DFA Short Term Investment Fund................ 58,203,851             673,476,754                2.4%
                                                                            ---------------              -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $25,796,623,326)................................                    $29,014,879,889              101.4%
                                                                            ===============              =====

As of October 31, 2019, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

                                                                  UNREALIZED
                 NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
 DESCRIPTION     CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
 -----------     --------- ---------- ------------ ------------ --------------
 LONG POSITION
   CONTRACTS:
 MSCI Emerging
   Markets
   Index(R).....     650    12/20/19  $ 33,538,198 $ 33,845,500   $  307,302
 S&P 500(R)
   Emini Index..   1,208    12/20/19   178,907,577  183,362,320    4,454,743
                                      ------------ ------------   ----------
 TOTAL FUTURES
   CONTRACTS....                      $212,445,775 $217,207,820   $4,762,045
                                      ============ ============   ==========

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------------------
                                                                LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                                             -------------- -------------- -------- --------------
Common Stocks
   Brazil................................................... $2,264,643,038             --       -- $2,264,643,038
   Chile....................................................    104,561,353 $  201,819,919       --    306,381,272
   China....................................................    827,980,485  4,049,509,439       --  4,877,489,924
   Colombia.................................................    109,459,510             --       --    109,459,510
   Czech Republic...........................................             --     45,214,007       --     45,214,007
   Egypt....................................................      2,306,169     18,954,624       --     21,260,793
   Greece...................................................             --     76,210,137       --     76,210,137
   Hong Kong................................................             --      2,529,869       --      2,529,869
   Hungary..................................................        275,437    113,762,325       --    114,037,762
   India....................................................    143,257,849  3,392,691,109       --  3,535,948,958
   Indonesia................................................     27,397,447    761,953,642       --    789,351,089
   Malaysia.................................................         37,402    806,012,560       --    806,049,962
   Mexico...................................................    867,852,269         24,632       --    867,876,901
   Netherlands..............................................     16,227,013             --       --     16,227,013
   Peru.....................................................     38,320,052          1,633       --     38,321,685
   Philippines..............................................      5,914,412    348,210,178       --    354,124,590
   Poland...................................................             --    377,155,424       --    377,155,424
   Russia...................................................     73,492,969    423,797,180       --    497,290,149
   South Africa.............................................    206,031,737  1,650,635,341       --  1,856,667,078
   South Korea..............................................     83,305,478  4,416,766,248       --  4,500,071,726
   Spain....................................................     15,053,435             --       --     15,053,435
   Taiwan...................................................    586,032,638  4,307,838,949       --  4,893,871,587
   Thailand.................................................  1,012,755,175         22,615       --  1,012,777,790

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

                                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------------------
                                                                LEVEL 1         LEVEL 2     LEVEL 3       TOTAL
                                                             -------------- --------------- -------- ---------------
   Turkey................................................... $    1,594,653 $   290,267,821       -- $   291,862,474
   United Kingdom...........................................             --       3,022,025       --       3,022,025
Preferred Stocks
   Brazil...................................................    638,556,948              --       --     638,556,948
   Chile....................................................             --       6,678,030       --       6,678,030
   Colombia.................................................     20,740,487              --       --      20,740,487
   South Korea..............................................        778,308              --       --         778,308
Rights/Warrants
   Indonesia................................................             --          88,248       --          88,248
   Malaysia.................................................             --          10,031       --          10,031
   South Korea..............................................             --          33,872       --          33,872
   Taiwan...................................................             --         323,613       --         323,613
   Thailand.................................................             --          89,190       --          89,190
   Turkey...................................................             --       1,206,210       --       1,206,210
Securities Lending Collateral...............................             --     673,476,754       --     673,476,754
Futures Contracts**.........................................      4,762,045              --       --       4,762,045
                                                             -------------- --------------- -------- ---------------
TOTAL....................................................... $7,051,336,309 $21,968,305,625       -- $29,019,641,934
                                                             ============== =============== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                   EMERGING MARKETS TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                PERCENTAGE
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ------- ------------------------------- ---------------
COMMON STOCKS -- (98.3%)
BRAZIL -- (8.7%)
    Banco BTG Pactual SA.............................................  32,029           $   518,789                 0.5%
    Cia Brasileira de Distribuicao...................................  18,959               390,935                 0.3%
    Cielo SA......................................................... 180,600               340,440                 0.3%
    Cogna Educacao................................................... 235,217               567,148                 0.5%
    Cosan SA.........................................................  25,281               364,291                 0.3%
    Embraer SA.......................................................  74,866               327,241                 0.3%
#   Gerdau SA, Sponsored ADR......................................... 121,953               401,225                 0.4%
    Hypera SA........................................................  59,200               506,606                 0.4%
    Qualicorp Consultoria e Corretora de Seguros SA..................  48,300               384,184                 0.3%
    Sul America SA...................................................  54,300               653,821                 0.6%
    Ultrapar Participacoes SA........................................ 112,852               530,986                 0.5%
    Other Securities.................................................                     4,880,401                 4.2%
                                                                                        -----------                ----
TOTAL BRAZIL.........................................................                     9,866,067                 8.6%
                                                                                        -----------                ----
CHILE -- (0.7%)
    Other Securities.................................................                       760,344                 0.7%
                                                                                        -----------                ----
CHINA -- (18.1%)
    Brilliance China Automotive Holdings, Ltd........................ 304,000               335,243                 0.3%
    China Jinmao Holdings Group, Ltd................................. 604,000               401,551                 0.4%
    China National Building Material Co., Ltd., Class H.............. 444,000               374,214                 0.3%
    China Taiping Insurance Holdings Co., Ltd........................ 177,000               397,914                 0.4%
    Kunlun Energy Co., Ltd........................................... 372,000               346,234                 0.3%
*   Semiconductor Manufacturing International Corp................... 345,500               438,871                 0.4%
    Shimao Property Holdings, Ltd.................................... 133,000               445,561                 0.4%
    Sinopharm Group Co., Ltd., Class H...............................  97,200               348,097                 0.3%
*   Vipshop Holdings, Ltd., ADR......................................  53,520               617,621                 0.5%
*   YY, Inc., ADR....................................................   6,115               347,577                 0.3%
    Other Securities.................................................                    16,501,197                14.4%
                                                                                        -----------                ----
TOTAL CHINA..........................................................                    20,554,080                18.0%
                                                                                        -----------                ----
COLOMBIA -- (0.4%)
    Other Securities.................................................                       481,171                 0.4%
                                                                                        -----------                ----
GREECE -- (0.4%)
    Other Securities.................................................                       505,523                 0.4%
                                                                                        -----------                ----
INDIA -- (12.6%)
    Dr Reddy's Laboratories, Ltd.....................................   8,737               343,621                 0.3%
    Hindalco Industries, Ltd......................................... 129,158               340,609                 0.3%
    Lupin, Ltd.......................................................  30,254               317,395                 0.3%
    Petronet LNG, Ltd................................................  90,689               365,436                 0.3%
    Shriram Transport Finance Co., Ltd...............................  25,076               402,432                 0.4%
*   Tata Motors, Ltd................................................. 146,823               363,257                 0.3%
    Other Securities.................................................                    12,133,694                10.6%
                                                                                        -----------                ----
TOTAL INDIA..........................................................                    14,266,444                12.5%
                                                                                        -----------                ----
INDONESIA -- (2.7%)
    Other Securities.................................................                     3,120,644                 2.7%
                                                                                        -----------                ----

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
MALAYSIA -- (3.1%)
    Other Securities.................................................                     $ 3,571,541                 3.1%
                                                                                          -----------                ----
MEXICO -- (3.1%)
#   Alfa S.A.B. de C.V., Class A.....................................   422,273               367,471                 0.3%
    Cemex S.A.B. de C.V.............................................. 1,265,619               475,680                 0.4%
#   Grupo Televisa S.A.B.............................................   185,379               409,662                 0.4%
    Other Securities.................................................                       2,258,109                 2.0%
                                                                                          -----------                ----
TOTAL MEXICO.........................................................                       3,510,922                 3.1%
                                                                                          -----------                ----
PHILIPPINES -- (1.4%)
    Other Securities.................................................                       1,563,750                 1.4%
                                                                                          -----------                ----
POLAND -- (1.2%)
    Other Securities.................................................                       1,321,525                 1.1%
                                                                                          -----------                ----
RUSSIA -- (0.9%)
    Other Securities.................................................                         991,677                 0.9%
                                                                                          -----------                ----
SOUTH AFRICA -- (7.1%)
    AngloGold Ashanti, Ltd...........................................    25,079               554,705                 0.5%
    AngloGold Ashanti, Ltd., Sponsored ADR...........................    22,300               492,384                 0.4%
    Bidvest Group, Ltd. (The)........................................    29,884               407,942                 0.4%
    Exxaro Resources, Ltd............................................    43,210               353,267                 0.3%
    Gold Fields, Ltd.................................................    66,459               412,736                 0.4%
    Gold Fields, Ltd., Sponsored ADR.................................    91,296               564,209                 0.5%
*   Sibanye Gold, Ltd................................................   299,636               578,506                 0.5%
    Other Securities.................................................                       4,697,207                 4.0%
                                                                                          -----------                ----
TOTAL SOUTH AFRICA...................................................                       8,060,956                 7.0%
                                                                                          -----------                ----
SOUTH KOREA -- (15.1%)
    Daelim Industrial Co., Ltd.......................................     4,669               362,919                 0.3%
    DB Insurance Co., Ltd............................................     8,076               350,140                 0.3%
    E-MART, Inc......................................................     3,458               330,770                 0.3%
    GS Holdings Corp.................................................     8,154               347,501                 0.3%
    Hankook Tire & Technology Co., Ltd...............................    11,828               315,395                 0.3%
    Korea Investment Holdings Co., Ltd...............................     7,037               408,811                 0.4%
    Mirae Asset Daewoo Co., Ltd......................................    59,555               365,128                 0.3%
    Other Securities.................................................                      14,640,307                12.8%
                                                                                          -----------                ----
TOTAL SOUTH KOREA....................................................                      17,120,971                15.0%
                                                                                          -----------                ----
TAIWAN -- (18.2%)
    Compal Electronics, Inc..........................................   690,000               411,908                 0.4%
    Lite-On Technology Corp..........................................   333,000               548,725                 0.5%
    Powertech Technology, Inc........................................   113,000               356,181                 0.3%
    Taiwan Business Bank.............................................   810,600               341,715                 0.3%
    Unimicron Technology Corp........................................   207,000               318,073                 0.3%
    Wistron Corp.....................................................   452,000               414,394                 0.4%
    Other Securities.................................................                      18,312,928                15.9%
                                                                                          -----------                ----
TOTAL TAIWAN.........................................................                      20,703,924                18.1%
                                                                                          -----------                ----
THAILAND -- (3.8%)
    Other Securities.................................................                       4,329,582                 3.8%
                                                                                          -----------                ----

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

                                                                                                  PERCENTAGE
                                                         SHARES VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                         ------ ------------------------------- ---------------
TURKEY -- (0.8%)
      Other Securities..................................                 $    964,104                 0.8%
                                                                         ------------                ----
TOTAL COMMON STOCKS.....................................                  111,693,225                97.6%
                                                                         ------------                ----
PREFERRED STOCKS -- (1.1%)

BRAZIL -- (1.1%)
      Other Securities..................................                    1,209,076                 1.1%
                                                                         ------------                ----
COLOMBIA -- (0.0%)
      Other Security....................................                       38,101                 0.0%
                                                                         ------------                ----
TOTAL PREFERRED STOCKS..................................                    1,247,177                 1.1%
                                                                         ------------                ----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities..................................                        2,311                 0.0%
                                                                         ------------                ----
TOTAL INVESTMENT SECURITIES
  (Cost $113,162,913)...................................                  112,942,713
                                                                         ------------

                                                                            VALUE+
                                                                -------------------------------
SECURITIES LENDING COLLATERAL -- (0.6%)
@(S)  The DFA Short Term Investment Fund................ 56,948               658,951                 0.6%
                                                                         ------------                ----
TOTAL INVESTMENTS--(100.0%)
  (Cost $113,821,807)...................................                 $113,601,664                99.3%
                                                                         ============                ====

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------
                                                              LEVEL 1     LEVEL 2   LEVEL 3     TOTAL
                                                             ---------- ----------- -------- -----------
Common Stocks
   Brazil................................................... $9,866,067          --       -- $ 9,866,067
   Chile....................................................         -- $   760,344       --     760,344
   China....................................................  1,614,511  18,939,569       --  20,554,080
   Colombia.................................................    481,171          --       --     481,171
   Greece...................................................         --     505,523       --     505,523
   India....................................................     92,362  14,174,082       --  14,266,444
   Indonesia................................................         --   3,120,644       --   3,120,644
   Malaysia.................................................         --   3,571,541       --   3,571,541
   Mexico...................................................  3,510,922          --       --   3,510,922
   Philippines..............................................         --   1,563,750       --   1,563,750
   Poland...................................................         --   1,321,525       --   1,321,525
   Russia...................................................    868,104     123,573       --     991,677
   South Africa.............................................  1,115,450   6,945,506       --   8,060,956
   South Korea..............................................     35,016  17,085,955       --  17,120,971
   Taiwan...................................................         --  20,703,924       --  20,703,924
   Thailand.................................................  4,329,582          --       --   4,329,582
   Turkey...................................................         --     964,104       --     964,104
Preferred Stocks
   Brazil...................................................  1,209,076          --       --   1,209,076
   Colombia.................................................     38,101          --       --      38,101

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------
                                                               LEVEL 1     LEVEL 2   LEVEL 3     TOTAL
                                                             ----------- ----------- -------- ------------
Rights/Warrants
   Taiwan...................................................          -- $       604       -- $        604
   Thailand.................................................          --       1,707       --        1,707
Securities Lending Collateral...............................          --     658,951       --      658,951
                                                             ----------- ----------- -------- ------------
TOTAL....................................................... $23,160,362 $90,441,302       -- $113,601,664
                                                             =========== =========== ======== ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                             INTERNATIONAL
                                                                    LARGE CAP    INTERNATIONAL  GLOBAL SMALL     SMALL
                                                                  INTERNATIONAL   CORE EQUITY     COMPANY       COMPANY
                                                                   PORTFOLIO*     PORTFOLIO*     PORTFOLIO     PORTFOLIO
                                                                  -------------- -------------- ------------ --------------
ASSETS:
Investments in Affiliated Investment Companies at Value..........             --             -- $     41,312 $   12,632,575
Investment Securities at Value (including $189,297,
  $1,644,660, $0 and $0 of securities on loan, respectively)..... $    5,290,442 $   30,223,165           --             --
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $181,235, $1,353,377, $0 and $0)......        181,249      1,353,511           --             --
Segregated Cash for Futures Contracts............................          1,756          9,148           --          4,441
Foreign Currencies at Value......................................         20,182        177,035           --             --
Cash.............................................................         27,368         99,910           --        119,937
Receivables:
   Investment Securities Sold....................................             --         32,667           --             --
   Dividends, Interest and Tax Reclaims..........................         18,480        102,762           --             --
   Securities Lending Income.....................................            150          2,445           --             --
   Fund Shares Sold..............................................          3,047         16,453           --          3,815
   Due from Advisor..............................................             --             --            2             --
   Futures Margin Variation......................................             --            270           --             --
Prepaid Expenses and Other Assets................................             34            252            9             60
                                                                  -------------- -------------- ------------ --------------
       Total Assets..............................................      5,542,708     32,017,618       41,323     12,760,828
                                                                  -------------- -------------- ------------ --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..............................        181,215      1,353,429           --             --
   Investment Securities Purchased...............................          1,039          7,433           --             --
   Fund Shares Redeemed..........................................          2,338         89,036           26          5,279
   Due to Advisor................................................            885          5,282           --          4,205
   Futures Margin Variation......................................            156             --           --            424
Unrealized Loss on Foreign Currency Contracts....................              1              6           --             --
Accrued Expenses and Other Liabilities...........................            599          3,005           11            810
                                                                  -------------- -------------- ------------ --------------
       Total Liabilities.........................................        186,233      1,458,191           37         10,718
                                                                  -------------- -------------- ------------ --------------
NET ASSETS....................................................... $    5,356,475 $   30,559,427 $     41,286 $   12,750,110
                                                                  ============== ============== ============ ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $5,356,475;
  $30,559,427; $41,286 and $12,750,110 and shares
  outstanding of 235,175,619, 2,317,232,653, 3,728,140 and
  700,276,371, respectively...................................... $        22.78 $        13.19 $      11.07 $        18.21
                                                                  ============== ============== ============ ==============
NUMBER OF SHARES AUTHORIZED......................................  1,500,000,000  7,000,000,000  100,000,000  3,000,000,000
                                                                  ============== ============== ============ ==============
Investments in Affiliated Investment Companies at Cost........... $           -- $           -- $     41,295            N/A
                                                                  ============== ============== ============ ==============
Investment Securities at Cost.................................... $    4,479,992 $   27,378,140          N/A            N/A
                                                                  ============== ============== ============ ==============
Foreign Currencies at Cost....................................... $       19,894 $      172,941 $         -- $           --
                                                                  ============== ============== ============ ==============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $    4,662,469 $   28,260,955 $     40,743 $   11,684,308
Total Distributable Earnings (Loss)..............................        694,006      2,298,472          543      1,065,802
                                                                  -------------- -------------- ------------ --------------
NET ASSETS....................................................... $    5,356,475 $   30,559,427 $     41,286 $   12,750,110
                                                                  ============== ============== ============ ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                          ASIA PACIFIC                   CONTINENTAL
                                                          JAPANESE SMALL     SMALL       UNITED KINGDOM     SMALL
                                                             COMPANY        COMPANY      SMALL COMPANY     COMPANY
                                                            PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                          -------------- --------------  -------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.. $      640,406 $      340,930  $       27,652 $      657,534
Receivables:
   Fund Shares Sold......................................            260              1              --             31
   Due from Advisor......................................             --             --               1             --
Prepaid Expenses and Other Assets........................             10              8               8             12
                                                          -------------- --------------  -------------- --------------
       Total Assets......................................        640,676        340,939          27,661        657,577
                                                          -------------- --------------  -------------- --------------
LIABILITIES:
Payables:
   Fund Shares Redeemed..................................            362            151           1,107            221
   Due to Advisor........................................            211            114              --            216
Accrued Expenses and Other Liabilities...................             35             25              14             35
                                                          -------------- --------------  -------------- --------------
       Total Liabilities.................................            608            290           1,121            472
                                                          -------------- --------------  -------------- --------------
NET ASSETS............................................... $      640,068 $      340,649  $       26,540 $      657,105
                                                          ============== ==============  ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $640,068; $340,649; $26,540 and $657,105 and shares
  outstanding of 25,713,378, 16,135,122, 952,845 and
  26,449,376, respectively............................... $        24.89 $        21.11  $        27.85 $        24.84
                                                          ============== ==============  ============== ==============
NUMBER OF SHARES AUTHORIZED..............................  1,000,000,000  1,000,000,000   1,000,000,000  1,000,000,000
                                                          ============== ==============  ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................... $      562,174 $      371,127  $       23,134 $      608,546
Total Distributable Earnings (Loss)......................         77,894        (30,478)          3,406         48,559
                                                          -------------- --------------  -------------- --------------
NET ASSETS............................................... $      640,068 $      340,649  $       26,540 $      657,105
                                                          ============== ==============  ============== ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                  DFA
                                                             INTERNATIONAL                          DFA
                                                              REAL ESTATE    DFA GLOBAL REAL   INTERNATIONAL  INTERNATIONAL
                                                              SECURITIES    ESTATE SECURITIES SMALL CAP VALUE VECTOR EQUITY
                                                              PORTFOLIO*       PORTFOLIO*       PORTFOLIO*     PORTFOLIO*
                                                             -------------- ----------------- --------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.....             --  $    4,612,868               --              --
Investment Securities at Value (including $205,083,
  $107,733, $973,327 and $166,681 of securities on loan,
  respectively)............................................. $    6,219,912       4,637,223   $   13,143,082  $    2,559,728
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $186,376, $111,139, $793,279 and
  $132,694).................................................        186,393         111,152          793,359         132,707
Segregated Cash for Futures Contracts.......................          1,758              --            4,712              --
Foreign Currencies at Value.................................         45,533              --          126,105           6,119
Cash........................................................         10,468          23,303            5,473             840
Receivables:
   Investment Securities Sold...............................              5              --          121,593           3,418
   Dividends, Interest and Tax Reclaims.....................         25,187           2,443           51,919          10,453
   Securities Lending Income................................            282              36            2,181             287
   Fund Shares Sold.........................................            621           8,676            3,741           1,350
Unrealized Gain on Foreign Currency Contracts...............             --              --                3               5
Prepaid Expenses and Other Assets...........................             16              68               65              34
                                                             --------------  --------------   --------------  --------------
       Total Assets.........................................      6,490,175       9,395,769       14,252,233       2,714,941
                                                             --------------  --------------   --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................        186,403         111,169          793,301         132,695
   Investment Securities Purchased..........................          1,565          10,033           13,936           1,590
   Fund Shares Redeemed.....................................          2,215           4,618            7,506           1,239
   Due to Advisor...........................................          1,315             546            7,225             973
   Futures Margin Variation.................................            168              --              449              --
Unrealized Loss on Foreign Currency Contracts...............             --              --               12              --
Accrued Expenses and Other Liabilities......................            546             392            1,720             310
                                                             --------------  --------------   --------------  --------------
       Total Liabilities....................................        192,212         126,758          824,149         136,807
                                                             --------------  --------------   --------------  --------------
NET ASSETS.................................................. $    6,297,963  $    9,269,011   $   13,428,084  $    2,578,134
                                                             ==============  ==============   ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $6,297,963; $9,269,011; $13,428,084 and $2,578,134 and
  shares outstanding of 1,123,330,586, 729,488,970,
  722,707,266 and 221,904,316, respectively................. $         5.61  $        12.71   $        18.58  $        11.62
                                                             ==============  ==============   ==============  ==============
NUMBER OF SHARES AUTHORIZED.................................  4,000,000,000   3,000,000,000    4,600,000,000   1,500,000,000
                                                             ==============  ==============   ==============  ==============
Investments in Affiliated Investment Companies at Cost...... $           --  $    3,515,231   $           --  $           --
                                                             ==============  ==============   ==============  ==============
Investment Securities at Cost............................... $    5,203,359  $    3,745,148   $   12,655,097  $    2,315,742
                                                             ==============  ==============   ==============  ==============
Foreign Currencies at Cost.................................. $       45,629  $           --   $      124,678  $        6,122
                                                             ==============  ==============   ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    5,971,808  $    7,185,927   $   12,783,732  $    2,364,495
Total Distributable Earnings (Loss).........................        326,155       2,083,084          644,352         213,639
                                                             --------------  --------------   --------------  --------------
NET ASSETS.................................................. $    6,297,963  $    9,269,011   $   13,428,084  $    2,578,134
                                                             ==============  ==============   ==============  ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                INTERNATIONAL
                                                                HIGH RELATIVE                 WORLD EX U.S.   WORLD EX U.S.
                                                                PROFITABILITY  WORLD EX U.S.  TARGETED VALUE   CORE EQUITY
                                                                 PORTFOLIO*   VALUE PORTFOLIO   PORTFOLIO*     PORTFOLIO*
                                                                ------------- --------------- --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value........           --  $      302,106              --              --
Investment Securities at Value (including $28,620, $0, $6,012
  and $159,863 of securities on loan, respectively)............ $    653,415              --  $      529,252  $    3,711,766
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $25,968, $0, $2,796 and
  $109,123)....................................................       25,970              --           2,797         109,135
Foreign Currencies at Value....................................          279              --           1,079           6,144
Cash...........................................................        2,093              79             461           3,558
Receivables:
   Investment Securities Sold..................................           --              --           1,070          11,812
   Dividends, Interest and Tax Reclaims........................        1,638              --           1,778          11,030
   Securities Lending Income...................................           12              --              32             302
   Fund Shares Sold............................................        1,439             273             145           2,177
Unrealized Gain on Foreign Currency Contracts..................           --              --              --               8
Prepaid Expenses and Other Assets..............................           31              16              26              27
                                                                ------------  --------------  --------------  --------------
       Total Assets............................................      684,877         302,474         536,640       3,855,959
                                                                ------------  --------------  --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned............................       25,969              --           2,797         109,133
   Investment Securities Purchased.............................          154              --              13             656
   Fund Shares Redeemed........................................          103               6             381          25,307
   Due to Advisor..............................................          108              79             258             991
Unrealized Loss on Foreign Currency Contracts..................           --              --              --              22
Accrued Expenses and Other Liabilities.........................           95              20             145             537
                                                                ------------  --------------  --------------  --------------
       Total Liabilities.......................................       26,429             105           3,594         136,646
                                                                ------------  --------------  --------------  --------------
NET ASSETS..................................................... $    658,448  $      302,369  $      533,046  $    3,719,313
                                                                ============  ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $658,448;
  $302,369; $533,046 and $3,719,313 and shares outstanding
  of 61,324,700, 27,565,729, 42,803,681 and 333,110,722,
  respectively................................................. $      10.74  $        10.97  $        12.45  $        11.17
                                                                ============  ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED....................................  500,000,000   1,000,000,000   1,000,000,000   1,500,000,000
                                                                ============  ==============  ==============  ==============
Investments in Affiliated Investment Companies at Cost......... $         --  $      290,856  $           --  $           --
                                                                ============  ==============  ==============  ==============
Investment Securities at Cost.................................. $    618,187             N/A  $      542,408  $    3,531,456
                                                                ============  ==============  ==============  ==============
Foreign Currencies at Cost..................................... $        279  $           --  $        1,072  $        6,106
                                                                ============  ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................ $    634,269  $      292,619  $      541,035  $    3,565,973
Total Distributable Earnings (Loss)............................       24,179           9,750          (7,989)        153,340
                                                                ------------  --------------  --------------  --------------
NET ASSETS..................................................... $    658,448  $      302,369  $      533,046  $    3,719,313
                                                                ============  ==============  ==============  ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                      SELECTIVELY                        EMERGING
                                                      WORLD CORE     HEDGED GLOBAL       EMERGING      MARKETS SMALL
                                                   EQUITY PORTFOLIO EQUITY PORTFOLIO MARKETS PORTFOLIO CAP PORTFOLIO
                                                   ---------------- ---------------- ----------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at
  Value...........................................  $      879,513   $      370,075   $    5,967,458   $    6,425,658
Temporary Cash Investments at Value & Cost........              55               --               --               --
Segregated Cash for Futures Contracts.............              --              233               --               --
Cash..............................................              --            6,866               --               --
Receivables:
   Fund Shares Sold...............................              32               34            6,820            3,453
   Due from Advisor...............................               6               --               --               --
Unrealized Gain on Forward Currency Contracts.....              --               10               --               --
Prepaid Expenses and Other Assets.................              12               18               28               30
                                                    --------------   --------------   --------------   --------------
       Total Assets...............................         879,618          377,236        5,974,306        6,429,141
                                                    --------------   --------------   --------------   --------------
LIABILITIES:
Payables:
   Investment Securities/Affiliated Investment
     Companies Purchased..........................              --              412               --               --
   Fund Shares Redeemed...........................              24              432            4,065            2,555
   Due to Advisor.................................              --               17            1,586            2,405
   Futures Margin Variation.......................              --               22               --               --
Unrealized Loss on Forward Currency Contracts.....              --              494               --               --
Accrued Expenses and Other Liabilities............              41               27              337              322
                                                    --------------   --------------   --------------   --------------
       Total Liabilities..........................              65            1,404            5,988            5,282
                                                    --------------   --------------   --------------   --------------
NET ASSETS........................................  $      879,553   $      375,832   $    5,968,318   $    6,423,859
                                                    ==============   ==============   ==============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Institutional Class Shares -- based on net assets
  of $879,553; $375,832; $5,968,318 and
  $6,423,859 and shares outstanding of
  53,555,407, 22,720,750, 216,589,344 and
  320,090,200, respectively.......................  $        16.42   $        16.54   $        27.56   $        20.07
                                                    ==============   ==============   ==============   ==============
NUMBER OF SHARES AUTHORIZED.......................   1,000,000,000    1,000,000,000    1,500,000,000    1,500,000,000
                                                    ==============   ==============   ==============   ==============
Investments in Affiliated Investment Companies at
  Cost............................................  $      759,450   $      292,044              N/A              N/A
                                                    ==============   ==============   ==============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital...................................  $      769,378   $      295,224   $    4,429,392   $    6,302,741
Total Distributable Earnings (Loss)...............         110,175           80,608        1,538,926          121,118
                                                    --------------   --------------   --------------   --------------
NET ASSETS........................................  $      879,553   $      375,832   $    5,968,318   $    6,423,859
                                                    ==============   ==============   ==============   ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                        EMERGING
                                                      EMERGING         EMERGING         MARKETS
                                                    MARKETS VALUE    MARKETS CORE    TARGETED VALUE
                                                      PORTFOLIO    EQUITY PORTFOLIO*   PORTFOLIO*
                                                   --------------  ----------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at
  Value........................................... $   17,191,982               --              --
Investment Securities at Value (including $0,
  $1,280,234 and $1,986 of securities on loan,
  respectively)...................................             --   $   28,341,403    $    112,943
Collateral from Securities on Loan Invested in
  Affiliate at Value (including cost of $0,
  $673,385 and $659)..............................             --          673,477             659
Segregated Cash for Futures Contracts.............             --            9,301              --
Foreign Currencies at Value.......................             --          146,523             324
Cash..............................................             --           81,939           1,257
Receivables:
   Investment Securities/Affiliated Investment
     Companies Sold...............................             --           41,172               6
   Dividends and Interest.........................             --           32,573             122
   Securities Lending Income......................             --            3,936               3
   Fund Shares Sold...............................         15,363           16,016             273
Deferred Offering Costs...........................             --               --               3
Prepaid Expenses and Other Assets.................             83              211              18
                                                   --------------   --------------    ------------
       Total Assets...............................     17,207,428       29,346,551         115,608
                                                   --------------   --------------    ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............             --          673,459             659
   Investment Securities/Affiliated Investment
     Companies Purchased..........................             --           16,802             465
   Fund Shares Redeemed...........................          9,603           14,166               8
   Due to Advisor.................................          5,718           11,171              32
   Futures Margin Variation.......................             --            1,873              --
Deferred Taxes Payable............................             --            1,083              --
Accrued Expenses and Other Liabilities............          1,025            5,387              84
                                                   --------------   --------------    ------------
       Total Liabilities..........................         16,346          723,941           1,248
                                                   --------------   --------------    ------------
NET ASSETS........................................ $   17,191,082   $   28,622,610    $    114,360
                                                   ==============   ==============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Class R2 Shares -- based on net assets of
  $29,146; $0 and $0 and shares outstanding of
  1,073,054, 0 and 0, respectively................ $        27.16              N/A             N/A
                                                   ==============   ==============    ============
NUMBER OF SHARES AUTHORIZED.......................    200,000,000              N/A             N/A
                                                   ==============   ==============    ============
Institutional Class Shares -- based on net assets
  of $17,161,936; $28,622,610 and $114,360 and
  shares outstanding of 627,699,807,
  1,390,048,560 and 10,967,750, respectively...... $        27.34   $        20.59    $      10.43
                                                   ==============   ==============    ============
NUMBER OF SHARES AUTHORIZED.......................  3,000,000,000    5,000,000,000     500,000,000
                                                   ==============   ==============    ============
Investment Securities at Cost.....................            N/A   $   25,123,238    $    113,163
                                                   ==============   ==============    ============
Foreign Currencies at Cost........................ $           --   $      145,540    $        325
                                                   ==============   ==============    ============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $   17,762,609   $   26,505,768    $    111,249
Total Distributable Earnings (Loss)...............       (571,527)       2,116,842           3,111
                                                   --------------   --------------    ------------
NET ASSETS........................................ $   17,191,082   $   28,622,610    $    114,360
                                                   ==============   ==============    ============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                                      GLOBAL   INTERNATIONAL
                                                          LARGE CAP   INTERNATIONAL   SMALL        SMALL
                                                        INTERNATIONAL  CORE EQUITY   COMPANY      COMPANY
                                                         PORTFOLIO#    PORTFOLIO#   PORTFOLIO*  PORTFOLIO*
                                                        ------------- ------------- ---------- -------------
INVESTMENT INCOME
Net Investment Income Allocated from Affiliated
  Investment Companies
   Dividends (Net of Foreign Taxes Withheld of
     $0, $0, $45 and $31,127, respectively)............          --            --     $  441     $335,908
   Income from Securities Lending......................          --            --         53       30,195
   Expenses Allocated from Affiliated Investment
     Companies.........................................          --            --        (24)     (14,583)
                                                          ---------    ----------     ------     --------
Income Distributions Received from Affiliated
  Investment Companies.................................          --            --        202           --
                                                          ---------    ----------     ------     --------
       Total Net Investment Income Allocated from
         Affiliated Investment Companies...............          --            --        672      351,520
                                                          ---------    ----------     ------     --------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     $15,728, $89,186, $0 and $0, respectively)........   $ 170,151    $  960,150         --           --
   Income from Securities Lending......................       2,827        36,579         --           --
                                                          ---------    ----------     ------     --------
          Total Fund Investment Income.................     172,978       996,729         --           --
                                                          ---------    ----------     ------     --------
FUND EXPENSES
   Investment Management Fees..........................      10,011        76,840        158       49,136
   Accounting & Transfer Agent Fees....................         809         4,507         34        1,336
   Custodian Fees......................................         503         2,846          1            8
   Filing Fees.........................................         127           781         27          215
   Shareholders' Reports...............................         219           817          8          558
   Directors'/Trustees' Fees & Expenses................          29           165         --           73
   Professional Fees...................................         145           635         --           72
   Other...............................................         151           846          1           85
                                                          ---------    ----------     ------     --------
          Total Fund Expenses..........................      11,994        87,437        229       51,483
                                                          ---------    ----------     ------     --------
   Fees (Waived), (Expenses Reimbursed), and/or
     Previously Waived Fees Recovered by Advisor
     (Note C)..........................................          --        (2,060)      (153)          --
   Fees Paid Indirectly (Note C).......................        (413)       (2,330)        --           --
                                                          ---------    ----------     ------     --------
   Net Expenses........................................      11,581        83,047         76       51,483
                                                          ---------    ----------     ------     --------
   NET INVESTMENT INCOME (LOSS)........................     161,397       913,682        596      300,037
                                                          ---------    ----------     ------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from
     Investment Securities.............................          --            --        587           --
   Net Realized Gain (Loss) on:
       Investment Securities Sold**....................    (116,656)     (348,700)        --           --
       Affiliated Investment Companies Shares Sold.....         (11)           (2)      (342)          --
       Transactions Allocated from Affiliated
         Investment Company**..........................          --            --       (416)     313,315
       Futures.........................................         815        12,437          7         (626)
       Foreign Currency Transactions...................        (892)       (5,912)        --           --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign Currency......     461,700     1,567,492       (357)          --
       Affiliated Investment Companies Shares..........          25           111        271           --
       Transactions Allocated from Affiliated
         Investment Company............................          --            --      1,280      135,389
       Futures.........................................       3,123        13,424         --        7,881
       Translation of Foreign
         Currency-Denominated Amounts..................         193         1,383         --           --
                                                          ---------    ----------     ------     --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).............     348,297     1,240,233      1,030      455,959
                                                          ---------    ----------     ------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS......................................   $ 509,694    $2,153,915     $1,626     $755,996
                                                          =========    ==========     ======     ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                                                 ASIA      UNITED
                                                                                    JAPANESE   PACIFIC    KINGDOM   CONTINENTAL
                                                                                     SMALL      SMALL      SMALL       SMALL
                                                                                    COMPANY    COMPANY    COMPANY     COMPANY
                                                                                   PORTFOLIO* PORTFOLIO* PORTFOLIO* PORTFOLIO*
                                                                                   ---------- ---------- ---------- -----------
INVESTMENT INCOME
Net Investment Income Allocated from Affiliated Investment Companies
   Dividends (Net of Foreign Taxes Withheld of $1,420, $188, $3 and $2,531,
     respectively)................................................................  $12,803    $13,380     $1,033     $16,049
   Income from Securities Lending.................................................    1,529      1,262          6       1,749
   Expenses Allocated from Affiliated Investment Companies........................     (712)      (440)       (33)       (755)
                                                                                    -------    -------     ------     -------
       Total Net Investment Income Allocated from Affiliated Investment
         Companies................................................................   13,620     14,202      1,006      17,043
                                                                                    -------    -------     ------     -------
FUND EXPENSES
   Investment Management Fees.....................................................    2,923      1,736        149       3,119
   Accounting & Transfer Agent Fees...............................................       98         78         28         124
   Filing Fees....................................................................       26         22         18          37
   Shareholders' Reports..........................................................       13         11          8          18
   Directors'/Trustees' Fees & Expenses...........................................        3          2         --           4
   Professional Fees..............................................................        2          1          7           3
   Other..........................................................................        3         18          1           6
                                                                                    -------    -------     ------     -------
       Total Fund Expenses........................................................    3,068      1,868        211       3,311
                                                                                    -------    -------     ------     -------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered
     by Advisor (Note C)..........................................................     (583)      (346)       (71)       (624)
                                                                                    -------    -------     ------     -------
   Net Expenses...................................................................    2,485      1,522        140       2,687
                                                                                    -------    -------     ------     -------
   NET INVESTMENT INCOME (LOSS)...................................................   11,135     12,680        866      14,356
                                                                                    -------    -------     ------     -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Transactions Allocated from Affiliated Investment Company**................   10,446      5,261      1,418      (1,860)
   Change in Unrealized Appreciation (Depreciation) of:
       Transactions Allocated from Affiliated Investment Company..................    2,052       (501)      (372)     38,034
                                                                                    -------    -------     ------     -------
   NET REALIZED AND UNREALIZED GAIN (LOSS)........................................   12,498      4,760      1,046      36,174
                                                                                    -------    -------     ------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...................  $23,633    $17,440     $1,912     $50,530
                                                                                    =======    =======     ======     =======

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                               DFA                       DFA
                                                                          INTERNATIONAL DFA GLOBAL  INTERNATIONAL INTERNATIONAL
                                                                           REAL ESTATE  REAL ESTATE   SMALL CAP      VECTOR
                                                                           SECURITIES   SECURITIES      VALUE        EQUITY
                                                                           PORTFOLIO#   PORTFOLIO#   PORTFOLIO#    PORTFOLIO#
                                                                          ------------- ----------- ------------- -------------
INVESTMENT INCOME
Net Investment Income Allocated from Affiliated Investment Companies
Income Distributions Received from Affiliated Investment Companies.......          --   $  178,016           --           --
                                                                           ----------   ----------    ---------     --------
          Total Net Investment Income Allocated from Affiliated
            Investment Companies.........................................          --      178,016           --           --
                                                                           ----------   ----------    ---------     --------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $31,780, $5, $34,997 and
     $7,753, respectively)...............................................  $  240,266       74,266    $ 394,690     $ 81,177
   Income from Securities Lending........................................       3,853          250       20,275        3,910
                                                                           ----------   ----------    ---------     --------
          Total Fund Investment Income...................................     244,119       74,516      414,965       85,087
                                                                           ----------   ----------    ---------     --------
FUND EXPENSES
   Investment Management Fees............................................      14,237       16,500       85,361       11,152
   Accounting & Transfer Agent Fees......................................         674          959        2,049          499
   Custodian Fees........................................................         590           29        2,002          305
   Filing Fees...........................................................          66          170          275          149
   Shareholders' Reports.................................................         168          459          551          126
   Directors'/Trustees' Fees & Expenses..................................          33           47           78           14
   Professional Fees.....................................................         137           59          348           73
   Other.................................................................         218           88          413          143
                                                                           ----------   ----------    ---------     --------
          Total Fund Expenses............................................      16,123       18,311       91,077       12,461
                                                                           ----------   ----------    ---------     --------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
     Recovered by Advisor (Note C).......................................          --       (8,900)          --           --
   Fees Paid Indirectly (Note C).........................................        (485)          --       (1,566)        (110)
                                                                           ----------   ----------    ---------     --------
   Net Expenses..........................................................      15,638        9,411       89,511       12,351
                                                                           ----------   ----------    ---------     --------
   NET INVESTMENT INCOME (LOSS)..........................................     228,481      243,121      325,454       72,736
                                                                           ----------   ----------    ---------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**......................................    (121,318)      73,513      238,307      (25,195)
       Affiliated Investment Companies Shares Sold.......................          (4)      37,097           --           --
       Futures...........................................................       1,553         (135)       1,976       (2,728)
       Foreign Currency Transactions.....................................         221           --       (1,093)        (429)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency........................   1,036,222      795,754     (233,259)      93,366
       Affiliated Investment Companies Shares............................          16      641,678           70           12
       Futures...........................................................       1,373           --        4,434           --
       Translation of Foreign Currency-Denominated Amounts...............         136           --        1,343          106
                                                                           ----------   ----------    ---------     --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...............................     918,199    1,547,907       11,778       65,132
                                                                           ----------   ----------    ---------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..........  $1,146,680   $1,791,028    $ 337,232     $137,868
                                                                           ==========   ==========    =========     ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                INTERNATIONAL             WORLD EX
                                                                    HIGH       WORLD EX     U.S.     WORLD EX
                                                                  RELATIVE       U.S.     TARGETED  U.S. CORE
                                                                PROFITABILITY   VALUE      VALUE      EQUITY
                                                                 PORTFOLIO#   PORTFOLIO* PORTFOLIO# PORTFOLIO#
                                                                ------------- ---------- ---------- ----------
INVESTMENT INCOME
Net Investment Income Allocated from Affiliated
  Investment Companies
   Dividends (Net of Foreign Taxes Withheld of $0,
     $1,016, $0 and $0, respectively)..........................         --     $ 9,180         --          --
   Interest....................................................         --          24         --          --
   Income from Securities Lending..............................         --         160         --          --
   Expenses Allocated from Affiliated Investment
     Companies.................................................         --        (459)        --          --
                                                                  --------     -------    -------    --------
Income Distributions Received from Affiliated
  Investment Companies.........................................         --         651         --          --
                                                                  --------     -------    -------    --------
          Total Net Investment Income Allocated from
            Affiliated Investment Companies....................         --       9,556         --          --
                                                                  --------     -------    -------    --------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $1,190,
     $0, $1,620 and $11,114, respectively).....................   $ 13,298          --    $16,361    $112,339
   Income from Securities Lending..............................        154          --        274       4,147
                                                                  --------     -------    -------    --------
          Total Fund Investment Income.........................     13,452          --     16,635     116,486
                                                                  --------     -------    -------    --------
FUND EXPENSES
   Investment Management Fees..................................      1,113       1,266      2,960      11,009
   Accounting & Transfer Agent Fees............................        130          45        150         610
   Custodian Fees..............................................        121           3        202         759
   Filing Fees.................................................         89          29         82         142
   Shareholders' Reports.......................................         33          12         25         151
   Directors'/Trustees' Fees & Expenses........................          2           2          3          20
   Professional Fees...........................................          7           6         58         117
   Other.......................................................         16           5         47         140
                                                                  --------     -------    -------    --------
          Total Fund Expenses..................................      1,511       1,368      3,527      12,948
                                                                  --------     -------    -------    --------
   Fees (Waived), (Expenses Reimbursed), and/or
     Previously Waived Fees Recovered by Advisor (Note
     C)........................................................         47        (580)        --           9
   Fees Paid Indirectly (Note C)...............................        (95)         --        (50)       (214)
                                                                  --------     -------    -------    --------
   Net Expenses................................................      1,463         788      3,477      12,743
                                                                  --------     -------    -------    --------
   NET INVESTMENT INCOME (LOSS)................................     11,989       8,768     13,158     103,743
                                                                  --------     -------    -------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Investment
     Securities................................................         --         766         --          --
   Net Realized Gain (Loss) on:
       Investment Securities Sold**............................    (10,724)         --      5,834     (27,918)
       Affiliated Investment Companies Shares Sold.............         --        (802)        --          --
       Transactions Allocated from Affiliated
         Investment Company**..................................         --      (1,780)        --          --
       Futures.................................................        155        (109)      (308)     (1,060)
       Foreign Currency Transactions...........................        (32)         --       (140)     (4,961)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..............     58,944         384      5,845     222,436
       Affiliated Investment Companies Shares..................          2          95          1          10
       Transactions Allocated from Affiliated
         Investment Company....................................         --       4,725         (1)         --
       Translation of Foreign Currency-Denominated
         Amounts...............................................          6          --         30         116
                                                                  --------     -------    -------    --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).....................     48,351       3,279     11,261     188,623
                                                                  --------     -------    -------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...................................................   $ 60,340     $12,047    $24,419    $292,366
                                                                  ========     =======    =======    ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                                              SELECTIVELY
                                                                                      WORLD     HEDGED                EMERGING
                                                                                      CORE      GLOBAL     EMERGING   MARKETS
                                                                                     EQUITY     EQUITY     MARKETS   SMALL CAP
                                                                                    PORTFOLIO  PORTFOLIO  PORTFOLIO* PORTFOLIO*
                                                                                    --------- ----------- ---------- ----------
INVESTMENT INCOME
Net Investment Income Allocated from Affiliated Investment Companies
   Dividends (Net of Foreign Taxes Withheld of $0, $0, $21,353 and $21,625,
     respectively).................................................................       --         --    $179,309   $170,123
   Interest........................................................................       --         --          59         91
   Income from Securities Lending..................................................       --         --       4,278     38,450
   Expenses Allocated from Affiliated Investment Companies.........................       --         --      (7,794)   (16,191)
                                                                                     -------    -------    --------   --------
Income Distributions Received from Affiliated Investment Companies.................  $18,651    $ 9,356          --         --
                                                                                     -------    -------    --------   --------
          Total Net Investment Income Allocated from Affiliated Investment
            Companies..............................................................   18,651      9,356     175,852    192,473
                                                                                     -------    -------    --------   --------
FUND EXPENSES
   Investment Management Fees......................................................    2,452      1,206      24,313     43,085
   Accounting & Transfer Agent Fees................................................      117         93         507        668
   Custodian Fees..................................................................        1          1          --         --
   Filing Fees.....................................................................       51         28          99        109
   Shareholders' Reports...........................................................       20         19         254        216
   Directors'/Trustees' Fees & Expenses............................................        5          3          33         39
   Professional Fees...............................................................        6          3          16         21
   Other...........................................................................        7          2          29         35
                                                                                     -------    -------    --------   --------
          Total Fund Expenses......................................................    2,659      1,355      25,251     44,173
                                                                                     -------    -------    --------   --------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered
     by Advisor (Note C)...........................................................   (2,212)    (1,051)     (5,789)   (13,259)
                                                                                     -------    -------    --------   --------
   Net Expenses....................................................................      447        304      19,462     30,914
                                                                                     -------    -------    --------   --------
   NET INVESTMENT INCOME (LOSS)....................................................   18,204      9,052     156,390    161,559
                                                                                     -------    -------    --------   --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Affiliated Investment Companies........    2,509      1,971          --         --
   Net Realized Gain (Loss) on:
       Investment Securities Sold**................................................       --         --          (1)        --
       Affiliated Investment Companies Shares Sold.................................   (5,618)    (4,770)         --         --
       Transactions Allocated from Affiliated Investment Company**.................       --         --     (72,191)    57,552
       Futures.....................................................................      (62)    (1,126)         --         --
       Forward Currency Contracts..................................................       --      4,438          --         --
   Change in Unrealized Appreciation (Depreciation) of:
       Affiliated Investment Companies Shares......................................   67,131     27,375          --         --
       Transactions Allocated from Affiliated Investment Company...................       --         --     516,007    568,138
       Futures.....................................................................       --      1,674          --         --
       Forward Currency Contracts..................................................       --     (2,086)         --         --
                                                                                     -------    -------    --------   --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................................   63,960     27,476     443,815    625,690
                                                                                     -------    -------    --------   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................  $82,164    $36,528    $600,205   $787,249
                                                                                     =======    =======    ========   ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                                                               EMERGING
                                                                                       EMERGING   EMERGING      MARKETS
                                                                                       MARKETS     MARKETS     TARGETED
                                                                                        VALUE    CORE EQUITY     VALUE
                                                                                      PORTFOLIO* PORTFOLIO#  PORTFOLIO(A)#
                                                                                      ---------- ----------- -------------
INVESTMENT INCOME
Net Investment Income Allocated from Affiliated Investment Companies
   Dividends (Net of Foreign Taxes Withheld of $75,479, $0 and $0, respectively)..... $ 522,637          --         --
   Interest..........................................................................       295          --         --
   Income from Securities Lending....................................................    14,266          --         --
   Expenses Allocated from Affiliated Investment Companies...........................   (23,034)         --         --
                                                                                      ---------  ----------     ------
          Total Net Investment Income Allocated from Affiliated Investment
            Companies................................................................   514,164          --         --
                                                                                      ---------  ----------     ------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0, $103,047 and $374, respectively)..        --  $  813,271     $3,218
   Income from Securities Lending....................................................        --      53,007         35
                                                                                      ---------  ----------     ------
          Total Fund Investment Income...............................................        --     866,278      3,253
                                                                                      ---------  ----------     ------
FUND EXPENSES
   Investment Management Fees........................................................    87,173     129,817        723
   Accounting & Transfer Agent Fees..................................................     1,133       4,035         36
   Custodian Fees....................................................................        --      10,426         54
   Shareholder Servicing Fees
       Class R2 Shares...............................................................        71          --         --
   Filing Fees.......................................................................       277         463         41
   Shareholders' Reports.............................................................       405         952         30
   Directors'/Trustees' Fees & Expenses..............................................       103         161          1
   Professional Fees.................................................................        85         675         11
   Organizational & Offering Costs...................................................        --          --         77
   Other.............................................................................        85         802         10
                                                                                      ---------  ----------     ------
          Total Fund Expenses........................................................    89,332     147,331        983
                                                                                      ---------  ----------     ------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
     Advisor (Note C)................................................................        --          --       (104)
       Class R2 Shares...............................................................       (28)         --         --
       Institutional Class Shares....................................................   (17,406)         --         --
   Fees Paid Indirectly (Note C).....................................................        --      (4,465)        (5)
                                                                                      ---------  ----------     ------
   Net Expenses......................................................................    71,898     142,866        874
                                                                                      ---------  ----------     ------
   NET INVESTMENT INCOME (LOSS)......................................................   442,266     723,412      2,379
                                                                                      ---------  ----------     ------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**..................................................        --    (319,383)     1,412
       Affiliated Investment Companies Shares Sold...................................        --          (3)        --
       Transactions Allocated from Affiliated Investment Company**...................  (172,477)         --         --
       Futures.......................................................................        --      14,341         35
       Foreign Currency Transactions.................................................        --        (779)       (33)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency....................................        --   2,502,146       (221)
       Affiliated Investment Companies Shares........................................        --          58         --
       Transactions Allocated from Affiliated Investment Company.....................   477,901          --         --
       Futures.......................................................................        --      13,038         --
       Translation of Foreign Currency-Denominated Amounts...........................        --         433          1
                                                                                      ---------  ----------     ------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...........................................   305,424   2,209,851      1,194
                                                                                      ---------  ----------     ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...................... $ 747,690  $2,933,263     $3,573
                                                                                      =========  ==========     ======

--------
** Net of foreign capital gain taxes withheld of $0, $1 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
(a)The Portfolio commenced operations on November 14, 2018.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                         LARGE CAP INTERNATIONAL     INTERNATIONAL CORE       GLOBAL SMALL
                                                                PORTFOLIO             EQUITY PORTFOLIO      COMPANY PORTFOLIO
                                                         -----------------------  ------------------------  ----------------
                                                            YEAR         YEAR        YEAR         YEAR       YEAR     YEAR
                                                            ENDED        ENDED       ENDED        ENDED      ENDED    ENDED
                                                           OCT 31,      OCT 31,     OCT 31,      OCT 31,    OCT 31,  OCT 31,
                                                            2019         2018        2019         2018       2019     2018
                                                         -----------  ----------  -----------  -----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)......................... $   161,397  $  135,824  $   913,682  $   753,667  $   596  $   403
   Capital Gain Distributions Received from
     Investment Securities..............................          --          --           --           --      587      333
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/.................    (116,656)      9,278     (348,700)      37,602       --       --
       Affiliated Investment Companies Shares
         Sold...........................................         (11)        (31)          (2)         (83)    (342)     (93)
       Transactions Allocated from Affiliated
         Investment Company*,**.........................          --          --           --           --     (416)    (602)
       Futures..........................................         815       5,207       12,437       42,294        7       15
       Foreign Currency Transactions....................        (892)     (1,098)      (5,912)      (6,317)      --       --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency.......................................     461,700    (492,554)   1,567,492   (3,538,139)    (357)      --
       Affiliated Investment Companies Shares...........          25          35          111          (17)     271     (772)
       Transactions Allocated from Affiliated
         Investment Company.............................          --          --           --           --    1,280   (1,701)
       Futures..........................................       3,123      (3,535)      13,424      (17,544)      --       --
       Translation of Foreign Currency-
         Denominated Amounts............................         193        (201)       1,383         (811)      --       --
                                                         -----------  ----------  -----------  -----------  -------  -------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations...................     509,694    (347,075)   2,153,915   (2,729,348)   1,626   (2,417)
                                                         -----------  ----------  -----------  -----------  -------  -------
Distributions:
       Institutional Class Shares.......................    (155,698)   (132,270)    (907,539)    (711,406)    (308)    (350)
                                                         -----------  ----------  -----------  -----------  -------  -------
          Total Distributions...........................    (155,698)   (132,270)    (907,539)    (711,406)    (308)    (350)
                                                         -----------  ----------  -----------  -----------  -------  -------
Capital Share Transactions (1):
   Shares Issued........................................   1,454,715   1,048,667    8,662,646    8,724,881   16,512   22,726
   Shares Issued in Lieu of Cash Distributions..........     138,823     116,674      864,811      674,993      308      350
   Shares Redeemed......................................  (1,178,465)   (821,680)  (7,388,995)  (4,228,499)  (8,232)  (3,950)
                                                         -----------  ----------  -----------  -----------  -------  -------
          Net Increase (Decrease) from Capital
            Share Transactions..........................     415,073     343,661    2,138,462    5,171,375    8,588   19,126
                                                         -----------  ----------  -----------  -----------  -------  -------
          Total Increase (Decrease) in Net
            Assets......................................     769,069    (135,684)   3,384,838    1,730,621    9,906   16,359
NET ASSETS
   Beginning of Year....................................   4,587,406   4,723,090   27,174,589   25,443,968   31,380   15,021
                                                         -----------  ----------  -----------  -----------  -------  -------
   End of Year.......................................... $ 5,356,475  $4,587,406  $30,559,427  $27,174,589  $41,286  $31,380
                                                         ===========  ==========  ===========  ===========  =======  =======
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................................      68,558      44,730      693,417      611,977    1,564    1,939
   Shares Issued in Lieu of Cash Distributions..........       6,394       5,040       68,976       48,289       31       31
   Shares Redeemed......................................     (55,298)    (35,059)    (593,959)    (299,311)    (793)    (346)
                                                         -----------  ----------  -----------  -----------  -------  -------
          Net Increase (Decrease) from Shares
            Issued and Redeemed.........................      19,654      14,711      168,434      360,955      802    1,624
                                                         ===========  ==========  ===========  ===========  =======  =======

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                            INTERNATIONAL SMALL       JAPANESE SMALL    ASIA PACIFIC SMALL
                                                             COMPANY PORTFOLIO      COMPANY PORTFOLIO    COMPANY PORTFOLIO
                                                         ------------------------  -------------------  ------------------
                                                            YEAR         YEAR        YEAR      YEAR       YEAR      YEAR
                                                            ENDED        ENDED       ENDED     ENDED      ENDED     ENDED
                                                           OCT 31,      OCT 31,     OCT 31,   OCT 31,    OCT 31,   OCT 31,
                                                            2019         2018        2019      2018       2019      2018
                                                         -----------  -----------  --------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)......................... $   300,037  $   305,199  $ 11,135  $  10,186  $ 12,680  $ 12,981
   Net Realized Gain (Loss) on:
       Transactions Allocated from Affiliated
         Investment Company*,**.........................     313,315      549,889    10,446     36,946     5,261   (13,453)
       Futures..........................................        (626)      17,382        --         --        --        --
   Change in Unrealized Appreciation (Depreciation)
     of:
       Transactions Allocated from Affiliated
         Investment Company.............................     135,389   (2,214,609)    2,052   (101,251)     (501)  (33,087)
       Futures..........................................       7,881       (9,491)       --         --        --        --
                                                         -----------  -----------  --------  ---------  --------  --------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations...................     755,996   (1,351,630)   23,633    (54,119)   17,440   (33,559)
                                                         -----------  -----------  --------  ---------  --------  --------
Distributions:
       Institutional Class Shares.......................    (857,472)    (711,038)  (39,387)   (15,936)  (11,260)  (13,370)
                                                         -----------  -----------  --------  ---------  --------  --------
          Total Distributions...........................    (857,472)    (711,038)  (39,387)   (15,936)  (11,260)  (13,370)
                                                         -----------  -----------  --------  ---------  --------  --------
Capital Share Transactions (1):
   Shares Issued........................................   2,921,274    2,606,895    72,402    141,296    38,624   103,070
   Shares Issued in Lieu of Cash Distributions..........     824,335      680,889    36,290     14,541    10,374    12,186
   Shares Redeemed......................................  (3,550,227)  (2,059,202)  (75,520)  (111,110)  (60,864)  (54,145)
                                                         -----------  -----------  --------  ---------  --------  --------
          Net Increase (Decrease) from Capital
            Share Transactions..........................     195,382    1,228,582    33,172     44,727   (11,866)   61,111
                                                         -----------  -----------  --------  ---------  --------  --------
          Total Increase (Decrease) in Net
            Assets......................................      93,906     (834,086)   17,418    (25,328)   (5,686)   14,182
NET ASSETS
   Beginning of Year....................................  12,656,204   13,490,290   622,650    647,978   346,335   332,153
                                                         -----------  -----------  --------  ---------  --------  --------
   End of Year.......................................... $12,750,110  $12,656,204  $640,068  $ 622,650  $340,649  $346,335
                                                         ===========  ===========  ========  =========  ========  ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................................     170,065      124,547     3,098      4,906     1,859     4,371
   Shares Issued in Lieu of Cash Distributions..........      51,059       33,057     1,637        505       522       527
   Shares Redeemed......................................    (206,414)     (98,779)   (3,248)    (3,870)   (2,869)   (2,282)
                                                         -----------  -----------  --------  ---------  --------  --------
          Net Increase (Decrease) from Shares
            Issued and Redeemed.........................      14,710       58,825     1,487      1,541      (488)    2,616
                                                         ===========  ===========  ========  =========  ========  ========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                                      DFA INTERNATIONAL REAL
                                                          UNITED KINGDOM SMALL   CONTINENTAL SMALL       ESTATE SECURITIES
                                                          COMPANY PORTFOLIO      COMPANY PORTFOLIO           PORTFOLIO
                                                          -------------------  --------------------  ------------------------
                                                            YEAR      YEAR       YEAR       YEAR        YEAR         YEAR
                                                            ENDED     ENDED      ENDED      ENDED       ENDED        ENDED
                                                           OCT 31,   OCT 31,    OCT 31,    OCT 31,     OCT 31,      OCT 31,
                                                            2019      2018       2019       2018        2019         2018
                                                          --------   -------   ---------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).......................... $    866   $ 1,170   $  14,356  $  15,590  $   228,481  $   245,747
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/..................       --        --          --         --     (121,318)     (55,861)
       Affiliated Investment Companies Shares
         Sold............................................       --        --          --         --           (4)         (50)
       Transactions Allocated from Affiliated
         Investment Company*,**..........................    1,418     2,228      (1,860)    19,862           --           --
       Futures...........................................       --        --          --         --        1,553        6,053
       Foreign Currency Transactions.....................       --        --          --         --          221        3,300
   Change in Unrealized Appreciation (Depreciation)
     of:
       Investment Securities and Foreign Currency........       --        --          --         --    1,036,222     (212,037)
       Affiliated Investment Companies Shares............       --        --          --         --           16            6
       Transactions Allocated from Affiliated
         Investment Company..............................     (372)   (7,070)     38,034   (119,115)          --           --
       Futures...........................................       --        --          --         --        1,373       (1,430)
       Translation of Foreign Currency-Denominated
         Amounts.........................................       --        --          --         --          136         (239)
                                                          --------   -------   ---------  ---------  -----------  -----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations....................    1,912    (3,672)     50,530    (83,663)   1,146,680      (14,511)
                                                          --------   -------   ---------  ---------  -----------  -----------
Distributions:
       Institutional Class Shares........................   (1,977)   (3,924)    (33,215)   (20,414)    (302,662)    (241,977)
                                                          --------   -------   ---------  ---------  -----------  -----------
          Total Distributions............................   (1,977)   (3,924)    (33,215)   (20,414)    (302,662)    (241,977)
                                                          --------   -------   ---------  ---------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued.........................................    2,122     2,809     117,898    207,831      913,489    1,129,099
   Shares Issued in Lieu of Cash Distributions...........    1,763     3,396      31,461     19,301      297,390      238,291
   Shares Redeemed.......................................  (13,631)   (7,435)   (155,220)   (69,751)  (1,199,441)  (1,166,148)
                                                          --------   -------   ---------  ---------  -----------  -----------
          Net Increase (Decrease) from Capital
            Share Transactions...........................   (9,746)   (1,230)     (5,861)   157,381       11,438      201,242
                                                          --------   -------   ---------  ---------  -----------  -----------
          Total Increase (Decrease) in Net Assets........   (9,811)   (8,826)     11,454     53,304      855,456      (55,246)
NET ASSETS
   Beginning of Year.....................................   36,351    45,177     645,651    592,347    5,442,507    5,497,753
                                                          --------   -------   ---------  ---------  -----------  -----------
   End of Year........................................... $ 26,540   $36,351   $ 657,105  $ 645,651  $ 6,297,963  $ 5,442,507
                                                          ========   =======   =========  =========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.........................................       82        91       5,188      7,354      182,042      219,592
   Shares Issued in Lieu of Cash Distributions...........       75       114       1,395        709       64,510       46,632
   Shares Redeemed.......................................     (553)     (239)     (6,632)    (2,541)    (245,929)    (228,031)
                                                          --------   -------   ---------  ---------  -----------  -----------
          Net Increase (Decrease) from Shares
            Issued and Redeemed..........................     (396)      (34)        (49)     5,522          623       38,193
                                                          ========   =======   =========  =========  ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                   DFA GLOBAL REAL ESTATE    DFA INTERNATIONAL SMALL    INTERNATIONAL VECTOR
                                                    SECURITIES PORTFOLIO       CAP VALUE PORTFOLIO        EQUITY PORTFOLIO
                                                  ------------------------  ------------------------  -----------------------
                                                     YEAR         YEAR         YEAR         YEAR         YEAR         YEAR
                                                     ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                    OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                     2019         2018         2019         2018         2019         2018
                                                  -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................. $   243,121  $   319,485  $   325,454  $   333,887  $    72,736  $   63,232
   Capital Gain Distributions Received from
     Investment Securities.......................          --        5,030           --           --           --          --
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/..........      73,513      (30,218)     238,307      489,396      (25,195)     81,370
       Affiliated Investment Companies
         Shares Sold.............................      37,097       13,679           --          (64)          --          (4)
       Futures...................................        (135)          --        1,976       19,832       (2,728)        (84)
       Foreign Currency Transactions.............          --           --       (1,093)     (11,795)        (429)       (430)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency................................     795,754       (6,013)    (233,259)  (2,949,087)      93,366    (401,480)
       Affiliated Investment Companies
         Shares..................................     641,678     (177,027)          70          (36)          12          (6)
       Futures...................................          --           --        4,434       (7,629)          --          --
       Translation of Foreign Currency-
         Denominated Amounts.....................          --           --        1,343         (512)         106         (65)
                                                  -----------  -----------  -----------  -----------  -----------  ----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations...........................   1,791,028      124,936      337,232   (2,126,008)     137,868    (257,467)
                                                  -----------  -----------  -----------  -----------  -----------  ----------
Distributions:
       Institutional Class Shares................    (351,905)    (255,497)    (776,069)    (896,785)    (147,900)    (69,245)
                                                  -----------  -----------  -----------  -----------  -----------  ----------
          Total Distributions....................    (351,905)    (255,497)    (776,069)    (896,785)    (147,900)    (69,245)
                                                  -----------  -----------  -----------  -----------  -----------  ----------
Capital Share Transactions (1):
   Shares Issued.................................   1,973,793    2,076,669    3,086,382    2,575,335    1,111,287     587,591
   Shares Issued in Lieu of Cash
     Distributions...............................     335,724      245,163      699,165      810,215      140,703      68,621
   Shares Redeemed...............................  (1,955,553)  (1,469,129)  (3,706,321)  (2,737,533)  (1,105,041)   (418,135)
                                                  -----------  -----------  -----------  -----------  -----------  ----------
          Net Increase (Decrease) from
            Capital Share
            Transactions.........................     353,964      852,703       79,226      648,017      146,949     238,077
                                                  -----------  -----------  -----------  -----------  -----------  ----------
          Total Increase (Decrease) in
            Net Assets...........................   1,793,087      722,142     (359,611)  (2,374,776)     136,917     (88,635)
NET ASSETS
   Beginning of Year.............................   7,475,924    6,753,782   13,787,695   16,162,471    2,441,217   2,529,852
                                                  -----------  -----------  -----------  -----------  -----------  ----------
   End of Year................................... $ 9,269,011  $ 7,475,924  $13,428,084  $13,787,695  $ 2,578,134  $2,441,217
                                                  ===========  ===========  ===========  ===========  ===========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.................................     173,132      193,699      174,997      116,242      101,269      44,843
   Shares Issued in Lieu of Cash
     Distributions...............................      32,690       22,410       41,425       36,559       13,131       5,242
   Shares Redeemed...............................    (174,212)    (137,791)    (210,444)    (123,463)    (100,463)    (31,849)
                                                  -----------  -----------  -----------  -----------  -----------  ----------
          Net Increase (Decrease) from
            Shares Issued and
            Redeemed.............................      31,610       78,318        5,978       29,338       13,937      18,236
                                                  ===========  ===========  ===========  ===========  ===========  ==========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                               INTERNATIONAL HIGH
                                                                    RELATIVE            WORLD EX             WORLD EX
                                                                  PROFITABILITY        U.S. VALUE       U.S. TARGETED VALUE
                                                                    PORTFOLIO           PORTFOLIO            PORTFOLIO
                                                               ------------------  ------------------  --------------------
                                                                 YEAR      YEAR      YEAR      YEAR      YEAR       YEAR
                                                                 ENDED     ENDED     ENDED     ENDED     ENDED      ENDED
                                                                OCT 31,   OCT 31,   OCT 31,   OCT 31,   OCT 31,    OCT 31,
                                                                 2019      2018      2019      2018      2019       2018
                                                               --------  --------  --------  --------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)............................... $ 11,989  $  4,407  $  8,768  $  6,776  $  13,158  $  10,453
   Capital Gain Distributions Received from Investment
     Securities...............................................       --        --       766       772         --         --
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/.......................  (10,724)   (1,478)       --        --      5,834     14,758
       Affiliated Investment Companies Shares Sold............       --        --      (802)     (152)        --         (1)
       Transactions Allocated from Affiliated Investment
         Company*,**..........................................       --        --    (1,780)    4,866         --         --
       Futures................................................      155       167      (109)       --       (308)        22
       Foreign Currency Transactions..........................      (32)       35        --        --       (140)      (268)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.............   58,944   (27,436)      384        --      5,845    (98,264)
       Affiliated Investment Companies Shares.................        2        --        95    (4,644)         1         --
       Transactions Allocated from Affiliated Investment
         Company..............................................       --        --     4,725   (30,618)        (1)        --
       Translation of Foreign Currency-Denominated
         Amounts..............................................        6        (7)       --        --         30         (8)
                                                               --------  --------  --------  --------  ---------  ---------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations.........................   60,340   (24,312)   12,047   (23,000)    24,419    (73,308)
                                                               --------  --------  --------  --------  ---------  ---------
Distributions:
       Institutional Class Shares.............................  (11,023)   (3,960)  (13,716)   (8,118)   (23,983)   (18,759)
                                                               --------  --------  --------  --------  ---------  ---------
          Total Distributions.................................  (11,023)   (3,960)  (13,716)   (8,118)   (23,983)   (18,759)
                                                               --------  --------  --------  --------  ---------  ---------
Capital Share Transactions (1):
   Shares Issued..............................................  416,587   252,625   110,720    78,125    329,309    215,731
   Shares Issued in Lieu of Cash Distributions................   11,018     3,958    13,703     8,111     23,923     18,713
   Shares Redeemed............................................  (85,342)  (29,236)  (61,053)  (61,001)  (280,777)  (148,726)
                                                               --------  --------  --------  --------  ---------  ---------
          Net Increase (Decrease) from Capital Share
            Transactions......................................  342,263   227,347    63,370    25,235     72,455     85,718
                                                               --------  --------  --------  --------  ---------  ---------
          Total Increase (Decrease) in Net Assets.............  391,580   199,075    61,701    (5,883)    72,891     (6,349)
NET ASSETS
   Beginning of Year..........................................  266,868    67,793   240,668   246,551    460,155    466,504
                                                               --------  --------  --------  --------  ---------  ---------
   End of Year................................................ $658,448  $266,868  $302,369  $240,668  $ 533,046  $ 460,155
                                                               ========  ========  ========  ========  =========  =========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..............................................   41,376    23,561    10,308     6,253     27,492     15,217
   Shares Issued in Lieu of Cash Distributions................    1,078       374     1,293       657      2,024      1,301
   Shares Redeemed............................................   (8,617)   (2,797)   (5,597)   (4,751)   (23,474)   (10,739)
                                                               --------  --------  --------  --------  ---------  ---------
          Net Increase (Decrease) from Shares Issued
            and Redeemed......................................   33,837    21,138     6,004     2,159      6,042      5,779
                                                               ========  ========  ========  ========  =========  =========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                         WORLD EX U.S. CORE EQUITY   WORLD CORE EQUITY    SELECTIVELY HEDGED
                                                                PORTFOLIO                PORTFOLIO       GLOBAL EQUITY PORTFOLIO
                                                         ------------------------  --------------------  ----------------------
                                                            YEAR         YEAR        YEAR       YEAR       YEAR        YEAR
                                                            ENDED        ENDED       ENDED      ENDED      ENDED       ENDED
                                                           OCT 31,      OCT 31,     OCT 31,    OCT 31,    OCT 31,     OCT 31,
                                                            2019         2018        2019       2018       2019        2018
                                                         ----------   ----------   ---------  ---------  ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)......................... $  103,743   $   81,701   $  18,204  $  13,553  $   9,052   $   7,842
   Capital Gain Distributions Received from
     Investment Securities..............................         --           --       2,509      1,843      1,971       1,607
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/.................    (27,918)      21,093          --         --         --           1
       Affiliated Investment Companies Shares
         Sold...........................................         --           (7)     (5,618)     1,952     (4,770)      2,046
       Futures..........................................     (1,060)       1,743         (62)       145     (1,126)      3,877
       Foreign Currency Transactions....................     (4,961)        (951)         --         --         --          --
       Forward Currency Contracts.......................         --           --          --         --      4,438       4,871
   Change in Unrealized Appreciation (Depreciation)
     of:
       Investment Securities and Foreign
         Currency.......................................    222,436     (472,935)         --         --         --          13
       Affiliated Investment Companies Shares...........         10           (1)     67,131    (39,888)    27,375     (27,187)
       Futures..........................................         --           --          --         --      1,674      (2,628)
       Translation of Foreign Currency-
         Denominated Amounts............................        116          (79)         --         --         --          --
       Forward Currency Contracts.......................         --           --          --         --     (2,086)        178
                                                         ----------   ----------   ---------  ---------  ---------   ---------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations...................    292,366     (369,436)     82,164    (22,395)    36,528      (9,380)
                                                         ----------   ----------   ---------  ---------  ---------   ---------
Distributions:
       Institutional Class Shares.......................   (116,666)     (75,944)    (23,511)   (14,502)   (16,864)    (11,171)
                                                         ----------   ----------   ---------  ---------  ---------   ---------
          Total Distributions...........................   (116,666)     (75,944)    (23,511)   (14,502)   (16,864)    (11,171)
                                                         ----------   ----------   ---------  ---------  ---------   ---------
Capital Share Transactions (1):
   Shares Issued........................................  1,271,493    1,408,140     192,373    346,536     78,038     114,026
   Shares Issued in Lieu of Cash Distributions..........    113,738       72,834      23,302     14,069     16,808      11,131
   Shares Redeemed......................................   (971,409)    (711,170)   (136,287)  (129,087)  (141,873)   (103,615)
                                                         ----------   ----------   ---------  ---------  ---------   ---------
          Net Increase (Decrease) from Capital
            Share Transactions..........................    413,822      769,804      79,388    231,518    (47,027)     21,542
                                                         ----------   ----------   ---------  ---------  ---------   ---------
          Total Increase (Decrease) in Net
            Assets......................................    589,522      324,424     138,041    194,621    (27,363)        991
NET ASSETS
   Beginning of Year....................................  3,129,791    2,805,367     741,512    546,891    403,195     402,204
                                                         ----------   ----------   ---------  ---------  ---------   ---------
   End of Year.......................................... $3,719,313   $3,129,791   $ 879,553  $ 741,512  $ 375,832   $ 403,195
                                                         ==========   ==========   =========  =========  =========   =========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................................    119,518      116,093      12,674     20,931      5,128       6,816
   Shares Issued in Lieu of Cash Distributions..........     10,760        6,147       1,534        856      1,185         679
   Shares Redeemed......................................    (91,013)     (59,215)     (8,795)    (7,697)    (9,256)     (6,176)
                                                         ----------   ----------   ---------  ---------  ---------   ---------
          Net Increase (Decrease) from Shares
            Issued and Redeemed.........................     39,265       63,025       5,413     14,090     (2,943)      1,319
                                                         ==========   ==========   =========  =========  =========   =========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $(1), $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                      EMERGING MARKETS          EMERGING MARKETS       EMERGING MARKETS VALUE
                                                          PORTFOLIO            SMALL CAP PORTFOLIO            PORTFOLIO
                                                  ------------------------  ------------------------  ------------------------
                                                   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                  OCT 31, 2019 OCT 31, 2018 OCT 31, 2019 OCT 31, 2018 OCT 31, 2019 OCT 31, 2018
                                                  ------------ ------------ ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................. $   156,390  $   127,713  $   161,559  $   172,421  $   442,266  $   453,039
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/..........          (1)          --           --           --           --           --
       Transactions Allocated from
         Affiliated Investment
         Company*,**.............................     (72,191)      76,077       57,552      185,571     (172,477)     304,582
   Change in Unrealized Appreciation
     (Depreciation) of:
       Transactions Allocated from
         Affiliated Investment
         Company.................................     516,007     (937,174)     568,138   (1,598,746)     477,901   (2,444,307)
                                                  -----------  -----------  -----------  -----------  -----------  -----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations...........................     600,205     (733,384)     787,249   (1,240,754)     747,690   (1,686,686)
                                                  -----------  -----------  -----------  -----------  -----------  -----------
Distributions:
   Class R2 Shares...............................          --           --           --           --         (687)        (632)
   Institutional Class Shares....................    (145,647)    (115,293)    (327,074)    (339,983)    (458,693)    (438,799)
                                                  -----------  -----------  -----------  -----------  -----------  -----------
       Total Distributions.......................    (145,647)    (115,293)    (327,074)    (339,983)    (459,380)    (439,431)
                                                  -----------  -----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued.................................   1,392,119    1,740,732    1,086,305    1,502,030    3,101,990    2,709,737
   Shares Issued in Lieu of Cash
     Distributions...............................     131,384      104,589      306,500      321,912      437,294      416,976
   Shares Redeemed...............................  (1,403,931)  (2,235,370)  (1,733,527)  (1,188,516)  (3,093,072)  (3,958,464)
                                                  -----------  -----------  -----------  -----------  -----------  -----------
       Net Increase (Decrease) from
         Capital Share Transactions..............     119,572     (390,049)    (340,722)     635,426      446,212     (831,751)
                                                  -----------  -----------  -----------  -----------  -----------  -----------
       Total Increase (Decrease) in Net
         Assets..................................     574,130   (1,238,726)     119,453     (945,311)     734,522   (2,957,868)
NET ASSETS
   Beginning of Year.............................   5,394,188    6,632,914    6,304,406    7,249,717   16,456,560   19,414,428
                                                  -----------  -----------  -----------  -----------  -----------  -----------
   End of Year................................... $ 5,968,318  $ 5,394,188  $ 6,423,859  $ 6,304,406  $17,191,082  $16,456,560
                                                  ===========  ===========  ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.................................      51,928       59,520       54,991       66,017      111,222       88,155
   Shares Issued in Lieu of Cash
     Distributions...............................       4,954        3,693       16,347       14,324       16,392       14,033
   Shares Redeemed...............................     (52,162)     (75,814)     (88,031)     (52,180)    (112,571)    (128,806)
                                                  -----------  -----------  -----------  -----------  -----------  -----------
       Net Increase (Decrease) from
         Shares Issued and Redeemed..............       4,720      (12,601)     (16,693)      28,161       15,043      (26,618)
                                                  ===========  ===========  ===========  ===========  ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $(144), respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                                                EMERGING
                                                                                                                MARKETS
                                                                                                                TARGETED
                                                                                  EMERGING MARKETS CORE EQUITY   VALUE
                                                                                          PORTFOLIO            PORTFOLIO
                                                                                  ---------------------------  ----------
                                                                                                                 PERIOD
                                                                                                                NOV 14,
                                                                                                               2018(A) TO
                                                                                   YEAR ENDED     YEAR ENDED    OCT 31,
                                                                                  OCT 31, 2019   OCT 31, 2018     2019
                                                                                  ------------   ------------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................................. $   723,412    $   640,665    $  2,379
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/..........................................    (319,383)        31,925       1,412
       Affiliated Investment Companies Shares Sold...............................          (3)           (73)         --
       Futures...................................................................      14,341         23,201          35
       Foreign Currency Transactions.............................................        (779)        (8,571)        (33)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency................................   2,502,146     (4,701,470)       (221)
       Affiliated Investment Companies Shares....................................          58            (27)         --
       Futures...................................................................      13,038        (14,163)         --
       Translation of Foreign Currency-Denominated Amounts.......................         433           (112)          1
                                                                                  -----------    -----------    --------
          Net Increase (Decrease) in Net Assets Resulting from Operations........   2,933,263     (4,028,625)      3,573
                                                                                  -----------    -----------    --------
Distributions:
       Institutional Class Shares................................................    (730,829)      (593,704)        (64)
                                                                                  -----------    -----------    --------
          Total Distributions....................................................    (730,829)      (593,704)        (64)
                                                                                  -----------    -----------    --------
Capital Share Transactions (1):
   Shares Issued.................................................................   6,077,361      7,226,472     128,579
   Shares Issued in Lieu of Cash Distributions...................................     690,137        559,808          64
   Shares Redeemed...............................................................  (5,720,081)    (4,876,914)    (17,792)
                                                                                  -----------    -----------    --------
          Net Increase (Decrease) from Capital Share Transactions................   1,047,417      2,909,366     110,851
                                                                                  -----------    -----------    --------
          Total Increase (Decrease) in Net Assets................................   3,249,851     (1,712,963)    114,360
NET ASSETS
   Beginning of Year.............................................................  25,372,759     27,085,722          --
                                                                                  -----------    -----------    --------
   End of Year................................................................... $28,622,610    $25,372,759    $114,360
                                                                                  ===========    ===========    ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.................................................................     303,000        325,137      12,691
   Shares Issued in Lieu of Cash Distributions...................................      34,717         26,402           6
   Shares Redeemed...............................................................    (286,918)      (222,685)     (1,729)
                                                                                  -----------    -----------    --------
          Net Increase (Decrease) from Shares Issued and Redeemed................      50,799        128,854      10,968
                                                                                  ===========    ===========    ========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $(1) and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $(5) and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               LARGE CAP INTERNATIONAL PORTFOLIO
                                              -----------------------------------------------------------------   ------------
                                               YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED
                                              OCT 31, 2019 OCT 31, 2018  OCT 31, 2017 OCT 31, 2016  OCT 31, 2015  OCT 31, 2019
                                              ------------ ------------  ------------ ------------  ------------  ------------
Net Asset Value, Beginning of Year...........  $    21.29   $    23.52    $    19.52   $    20.36    $    21.59   $     12.65
                                               ----------   ----------    ----------   ----------    ----------   -----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)..............        0.70         0.66          0.58         0.57          0.58          0.41
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...............        1.47        (2.25)         4.00        (0.86)        (1.24)         0.53
                                               ----------   ----------    ----------   ----------    ----------   -----------
       Total from Investment Operations......        2.17        (1.59)         4.58        (0.29)        (0.66)         0.94
                                               ----------   ----------    ----------   ----------    ----------   -----------
Less Distributions:
-------------------
   Net Investment Income.....................       (0.68)       (0.64)        (0.58)       (0.55)        (0.57)        (0.40)
                                               ----------   ----------    ----------   ----------    ----------   -----------
       Total Distributions...................       (0.68)       (0.64)        (0.58)       (0.55)        (0.57)        (0.40)
                                               ----------   ----------    ----------   ----------    ----------   -----------
Net Asset Value, End of Year.................  $    22.78   $    21.29    $    23.52   $    19.52    $    20.36   $     13.19
                                               ==========   ==========    ==========   ==========    ==========   ===========
Total Return.................................       10.38%       (6.97%)       23.79%       (1.30%)       (3.10%)        7.67%
                                               ----------   ----------    ----------   ----------    ----------   -----------
Net Assets, End of Year (thousands)..........  $5,356,475   $4,587,406    $4,723,090   $3,527,775    $3,150,334   $30,559,427
Ratio of Expenses to Average Net Assets......        0.23%        0.23%         0.25%        0.28%         0.29%         0.29%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and (Fees Paid
  Indirectly))...............................        0.24%        0.23%         0.25%        0.28%         0.29%         0.31%
Ratio of Net Investment Income to Average
  Net Assets.................................        3.22%        2.78%         2.72%        2.95%         2.71%         3.21%
Portfolio Turnover Rate......................           7%           8%           10%          10%           10%            6%
                                               ----------   ----------    ----------   ----------    ----------   -----------

                                                 INTERNATIONAL CORE EQUITY PORTFOLIO
                                              ----------------------------------------------------
                                               YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                              OCT 31, 2018  OCT 31, 2017 OCT 31, 2016 OCT 31, 2015
                                              ------------  ------------ ------------ ------------
Net Asset Value, Beginning of Year........... $     14.23   $     11.58  $     11.69  $     12.15
                                              -----------   -----------  -----------  -----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)..............        0.38          0.34         0.32         0.32
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...............       (1.60)         2.63        (0.15)       (0.45)
                                              -----------   -----------  -----------  -----------
       Total from Investment Operations......       (1.22)         2.97         0.17        (0.13)
                                              -----------   -----------  -----------  -----------
Less Distributions:
-------------------
   Net Investment Income.....................       (0.36)        (0.32)       (0.28)       (0.33)
                                              -----------   -----------  -----------  -----------
       Total Distributions...................       (0.36)        (0.32)       (0.28)       (0.33)
                                              -----------   -----------  -----------  -----------
Net Asset Value, End of Year................. $     12.65   $     14.23  $     11.58  $     11.69
                                              ===========   ===========  ===========  ===========
Total Return.................................       (8.79%)       26.02%        1.62%       (1.10%)
                                              -----------   -----------  -----------  -----------
Net Assets, End of Year (thousands).......... $27,174,589   $25,443,968  $16,983,011  $14,420,568
Ratio of Expenses to Average Net Assets......        0.30%         0.30%        0.38%        0.38%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and (Fees Paid
  Indirectly))...............................        0.30%         0.32%        0.38%        0.38%
Ratio of Net Investment Income to Average
  Net Assets.................................        2.67%         2.62%        2.83%        2.63%
Portfolio Turnover Rate......................           4%            6%           2%           4%
                                              -----------   -----------  -----------  -----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                GLOBAL SMALL COMPANY PORTFOLIO                INTERNATIONAL SMALL COMPANY PORTFOLIO
                              ---------------------------        ---------------------------------------------------------------
                                                     PERIOD
                               YEAR      YEAR       JAN 18,         YEAR          YEAR         YEAR         YEAR         YEAR
                               ENDED     ENDED     2017(A) TO       ENDED         ENDED        ENDED        ENDED        ENDED
                              OCT 31,   OCT 31,     OCT 31,        OCT 31,       OCT 31,      OCT 31,      OCT 31,      OCT 31,
                               2019      2018         2017          2019          2018         2017         2016         2015
                              -------  -------   ----------      -----------  -----------   -----------  -----------  ----------
Net Asset Value, Beginning
  of Period.................. $ 10.73  $ 11.53    $ 10.00        $     18.46  $     21.52   $     17.78  $     17.78  $    18.24
                              -------  -------    -------        -----------  -----------   -----------  -----------  ----------
Income from Investment
  Operations (A)
----------------------
   Net Investment Income
     (Loss)..................    0.18     0.19       0.14               0.43         0.46          0.41         0.43        0.41
   Net Gains (Losses) on
     Securities (Realized
     and Unrealized).........    0.27    (0.75)      1.39               0.58        (2.41)         4.13         0.48        0.12
                              -------  -------    -------        -----------  -----------   -----------  -----------  ----------
       Total from
         Investment
         Operations..........    0.45    (0.56)      1.53               1.01        (1.95)         4.54         0.91        0.53
                              -------  -------    -------        -----------  -----------   -----------  -----------  ----------
Less Distributions:
-------------------
   Net Investment
     Income..................   (0.11)   (0.17)        --              (0.44)       (0.44)        (0.34)       (0.51)      (0.42)
   Net Realized Gains........      --    (0.07)        --              (0.82)       (0.67)        (0.46)       (0.40)      (0.57)
                              -------  -------    -------        -----------  -----------   -----------  -----------  ----------
       Total
         Distributions.......   (0.11)   (0.24)        --              (1.26)       (1.11)        (0.80)       (0.91)      (0.99)
                              -------  -------    -------        -----------  -----------   -----------  -----------  ----------
Net Asset Value, End of
  Period..................... $ 11.07  $ 10.73    $ 11.53        $     18.21  $     18.46   $     21.52  $     17.78  $    17.78
                              =======  =======    =======        ===========  ===========   ===========  ===========  ==========
Total Return.................    4.29%   (5.02%)    15.30%(B)           6.44%       (9.54%)       26.54%        5.43%       3.30%
                              -------  -------    -------        -----------  -----------   -----------  -----------  ----------
Net Assets, End of Period
  (thousands)................ $41,286  $31,380    $15,021        $12,750,110  $12,656,204   $13,490,290  $10,387,361  $9,323,492
Ratio of Expenses to
  Average Net Assets
  *(C).......................    0.49%    0.49%      0.42%(D)(E)        0.54%        0.53%         0.53%        0.53%       0.54%
Ratio of Expenses to
  Average Net Assets
  (Excluding Fees
  (Waived), (Expenses
  Reimbursed), and/or
  Previously Waived Fees
  Recovered by Advisor)
  *(C).......................    0.93%    0.90%      1.14%(D)(E)        0.54%        0.53%         0.53%        0.53%       0.54%
Ratio of Net Investment
  Income to Average Net
  Assets.....................    1.69%    1.58%      1.74%(D)(E)        2.44%        2.18%         2.14%        2.47%       2.30%
                              -------  -------    -------        -----------  -----------   -----------  -----------  ----------
* The Ratio of Expenses to
  Average Net Assets is
  inclusive of acquired fund
  fees and expenses
  incurred by the Portfolio
  indirectly as a result of
  Portfolio's investment in
  Underlying Funds as
  follows:...................    0.27%    0.26%      0.27%              0.12%        0.12%         0.12%        0.13%       0.12%
                              -------  -------    -------        -----------  -----------   -----------  -----------  ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       JAPANESE SMALL COMPANY PORTFOLIO
                                              -------------------------------------------------
                                                YEAR      YEAR       YEAR      YEAR      YEAR
                                                ENDED     ENDED      ENDED     ENDED     ENDED
                                               OCT 31,   OCT 31,    OCT 31,   OCT 31,   OCT 31,
                                                2019      2018       2017      2016      2015
                                              --------  --------   --------  --------  --------
Net Asset Value, Beginning of Year........... $  25.70  $  28.56   $  23.01  $  20.46  $  19.15
                                              --------  --------   --------  --------  --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)..............     0.45      0.43       0.37      0.32      0.25
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...............     0.37     (2.59)      5.61      2.51      1.36
                                              --------  --------   --------  --------  --------
       Total from Investment Operations......     0.82     (2.16)      5.98      2.83      1.61
                                              --------  --------   --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income.....................    (0.28)    (0.70)     (0.43)    (0.28)    (0.30)
   Net Realized Gains........................    (1.35)       --         --        --        --
                                              --------  --------   --------  --------  --------
       Total Distributions...................    (1.63)    (0.70)     (0.43)    (0.28)    (0.30)
                                              --------  --------   --------  --------  --------
Net Asset Value, End of Year................. $  24.89  $  25.70   $  28.56  $  23.01  $  20.46
                                              ========  ========   ========  ========  ========
Total Return.................................     4.01%    (7.82%)    26.56%    14.04%     8.62%
                                              --------  --------   --------  --------  --------
Net Assets, End of Year (thousands).......... $640,068  $622,650   $647,978  $509,413  $463,997
Ratio of Expenses to Average Net Assets (C)..     0.55%     0.53%      0.54%     0.54%     0.54%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor) (C)..................     0.65%     0.63%      0.64%     0.64%     0.57%
Ratio of Net Investment Income to Average
  Net Assets.................................     1.91%     1.49%      1.50%     1.57%     1.27%
                                              --------  --------   --------  --------  --------

                                                     ASIA PACIFIC SMALL COMPANY PORTFOLIO
                                              -------------------------------------------------
                                                YEAR      YEAR       YEAR      YEAR      YEAR
                                                ENDED     ENDED      ENDED     ENDED     ENDED
                                               OCT 31,   OCT 31,    OCT 31,   OCT 31,   OCT 31,
                                                2019      2018       2017      2016      2015
                                              --------  --------   --------  --------  --------
Net Asset Value, Beginning of Year........... $  20.83  $  23.71   $  21.27  $  19.06  $  22.88
                                              --------  --------   --------  --------  --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)..............     0.77      0.84       0.74      0.71      0.75
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...............     0.19     (2.76)      2.45      2.24     (3.51)
                                              --------  --------   --------  --------  --------
       Total from Investment Operations......     0.96     (1.92)      3.19      2.95     (2.76)
                                              --------  --------   --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income.....................    (0.68)    (0.96)     (0.75)    (0.74)    (1.06)
   Net Realized Gains........................       --        --         --        --        --
                                              --------  --------   --------  --------  --------
       Total Distributions...................    (0.68)    (0.96)     (0.75)    (0.74)    (1.06)
                                              --------  --------   --------  --------  --------
Net Asset Value, End of Year................. $  21.11  $  20.83   $  23.71  $  21.27  $  19.06
                                              ========  ========   ========  ========  ========
Total Return.................................     4.81%    (8.51%)    15.70%    16.18%   (12.19%)
                                              --------  --------   --------  --------  --------
Net Assets, End of Year (thousands).......... $340,649  $346,335   $332,153  $251,575  $200,270
Ratio of Expenses to Average Net Assets (C)..     0.57%     0.54%      0.54%     0.54%     0.55%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor) (C)..................     0.67%     0.64%      0.64%     0.64%     0.57%
Ratio of Net Investment Income to Average
  Net Assets.................................     3.65%     3.57%      3.41%     3.57%     3.67%
                                              --------  --------   --------  --------  --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                UNITED KINGDOM SMALL COMPANY PORTFOLIO            CONTINENTAL SMALL COMPANY PORTFOLIO
                            ---------------------------------------------  -------------------------------------------------
                             YEAR      YEAR     YEAR      YEAR     YEAR      YEAR      YEAR       YEAR      YEAR      YEAR
                             ENDED     ENDED    ENDED     ENDED    ENDED     ENDED     ENDED      ENDED     ENDED     ENDED
                            OCT 31,   OCT 31,  OCT 31,   OCT 31,  OCT 31,   OCT 31,   OCT 31,    OCT 31,   OCT 31,   OCT 31,
                             2019      2018     2017      2016     2015      2019      2018       2017      2016      2015
                            -------  -------   -------  -------   -------  --------  --------   --------  --------  --------
Net Asset Value,
  Beginning of
  Year..................... $ 26.95  $ 32.67   $ 27.21  $ 35.50   $ 35.92  $  24.37  $  28.24   $  21.48  $  20.74  $  19.34
                            -------  -------   -------  -------   -------  --------  --------   --------  --------  --------
Income from
  Investment
  Operations (A)
--------------
   Net Investment
     Income
     (Loss)................    0.76     0.85      0.87     1.18      1.06      0.55      0.61       0.45      0.43      0.43
   Net Gains
     (Losses) on
     Securities
     (Realized and
     Unrealized)...........    1.68    (3.65)     6.67    (6.55)     1.95      1.23     (3.68)      6.73      0.72      1.38
                            -------  -------   -------  -------   -------  --------  --------   --------  --------  --------
       Total from
         Investment
         Operations........    2.44    (2.80)     7.54    (5.37)     3.01      1.78     (3.07)      7.18      1.15      1.81
                            -------  -------   -------  -------   -------  --------  --------   --------  --------  --------
Less Distributions:
-------------------
   Net Investment
     Income................   (0.47)   (0.79)    (0.93)   (1.29)    (1.05)    (0.51)    (0.59)     (0.42)    (0.41)    (0.41)
   Net Realized
     Gains.................   (1.07)   (2.13)    (1.15)   (1.63)    (2.38)    (0.80)    (0.21)        --        --        --
                            -------  -------   -------  -------   -------  --------  --------   --------  --------  --------
       Total
         Distributions.....   (1.54)   (2.92)    (2.08)   (2.92)    (3.43)    (1.31)    (0.80)     (0.42)    (0.41)    (0.41)
                            -------  -------   -------  -------   -------  --------  --------   --------  --------  --------
Net Asset Value, End
  of Year.................. $ 27.85  $ 26.95   $ 32.67  $ 27.21   $ 35.50  $  24.84  $  24.37   $  28.24  $  21.48  $  20.74
                            =======  =======   =======  =======   =======  ========  ========   ========  ========  ========
Total Return...............   10.14%   (9.34%)   29.28%  (16.20%)    9.43%     7.94%   (11.14%)    33.68%     5.70%     9.37%
                            -------  -------   -------  -------   -------  --------  --------   --------  --------  --------
Net Assets, End of
  Year
  (thousands).............. $26,540  $36,351   $45,177  $32,323   $35,637  $657,105  $645,651   $592,347  $292,117  $278,024
Ratio of Expenses to
  Average Net Assets
  (C)......................    0.59%    0.58%     0.59%    0.59%     0.58%     0.56%     0.54%      0.56%     0.54%     0.55%
Ratio of Expenses to
  Average Net Assets
  (Excluding Fees
  (Waived),
  (Expenses
  Reimbursed), and/
  or Previously
  Waived Fees
  Recovered by
  Advisor) (C).............    0.82%    0.68%     0.71%    0.71%     0.62%     0.66%     0.64%      0.66%     0.64%     0.58%
Ratio of Net
  Investment Income
  to Average Net
  Assets...................    2.92%    2.75%     2.93%    3.87%     2.99%     2.30%     2.16%      1.78%     2.08%     2.09%
                            -------  -------   -------  -------   -------  --------  --------   --------  --------  --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                                                ----------------------------------------------------------------
                                                 YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                OCT 31, 2019 OCT 31, 2018  OCT 31, 2017 OCT 31, 2016 OCT 31, 2015
                                                ------------ ------------  ------------ ------------ ------------
Net Asset Value, Beginning of Year.............  $     4.85   $     5.07    $     5.23   $     5.27   $     5.63
                                                 ----------   ----------    ----------   ----------   ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)................        0.20         0.22          0.21         0.20         0.19
   Net Gains (Losses) on Securities (Realized
     and Unrealized)...........................        0.83        (0.22)         0.04        (0.15)       (0.22)
                                                 ----------   ----------    ----------   ----------   ----------
       Total from Investment Operations........        1.03           --          0.25         0.05        (0.03)
                                                 ----------   ----------    ----------   ----------   ----------
Less Distributions:
-------------------
   Net Investment Income.......................       (0.27)       (0.22)        (0.41)       (0.09)       (0.33)
   Net Realized Gains..........................          --           --            --           --           --
                                                 ----------   ----------    ----------   ----------   ----------
       Total Distributions.....................       (0.27)       (0.22)        (0.41)       (0.09)       (0.33)
                                                 ----------   ----------    ----------   ----------   ----------
Net Asset Value, End of Year...................  $     5.61   $     4.85    $     5.07   $     5.23   $     5.27
                                                 ==========   ==========    ==========   ==========   ==========
Total Return...................................       22.54%       (0.24%)        5.46%        1.05%       (0.37%)
                                                 ----------   ----------    ----------   ----------   ----------
Net Assets, End of Year (thousands)............  $6,297,963   $5,442,507    $5,497,753   $4,181,623   $3,540,092
Ratio of Expenses to Average Net Assets *......        0.27%        0.28%         0.28%        0.28%        0.32%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and (Fees Paid
  Indirectly)) *...............................        0.28%        0.28%         0.28%        0.28%        0.32%
Ratio of Net Investment Income to Average Net
  Assets.......................................        4.01%        4.27%         4.19%        3.71%        3.64%
Portfolio Turnover Rate........................           8%           5%            1%           1%           2%
                                                 ----------   ----------    ----------   ----------   ----------
* The Ratio of Expenses to Average Net Assets
  is inclusive of acquired fund fees and
  expenses incurred by the Portfolio
  indirectly as a result of Portfolio's
  investment in Underlying Funds as follows:...         N/A          N/A           N/A          N/A          N/A
                                                 ----------   ----------    ----------   ----------   ----------

                                                                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                                ---------------------------------------------------------------------------
                                                  YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                 OCT 31, 2019    OCT 31, 2018    OCT 31, 2017    OCT 31, 2016    OCT 31, 2015
                                                ------------    ------------    ------------    ------------    ------------
Net Asset Value, Beginning of Year.............  $    10.71      $    10.90      $    10.84      $    10.59      $    10.63
                                                 ----------      ----------      ----------      ----------      ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)................        0.34**          0.48            0.43            0.27            0.44
   Net Gains (Losses) on Securities (Realized
     and Unrealized)...........................        2.16**         (0.26)           0.15            0.23           (0.09)
                                                 ----------      ----------      ----------      ----------      ----------
       Total from Investment Operations........        2.50            0.22            0.58            0.50            0.35
                                                 ----------      ----------      ----------      ----------      ----------
Less Distributions:
-------------------
   Net Investment Income.......................       (0.50)          (0.34)          (0.49)          (0.25)          (0.39)
   Net Realized Gains..........................         (--)          (0.07)          (0.03)             --              --
                                                 ----------      ----------      ----------      ----------      ----------
       Total Distributions.....................       (0.50)          (0.41)          (0.52)          (0.25)          (0.39)
                                                 ----------      ----------      ----------      ----------      ----------
Net Asset Value, End of Year...................  $    12.71      $    10.71      $    10.90      $    10.84      $    10.59
                                                 ==========      ==========      ==========      ==========      ==========
Total Return...................................       24.55%           1.91%           5.82%           4.87%           3.44%
                                                 ----------      ----------      ----------      ----------      ----------
Net Assets, End of Year (thousands)............  $9,269,011      $7,475,924      $6,753,782      $4,888,955      $4,059,916
Ratio of Expenses to Average Net Assets *......        0.24%(C)        0.24%(C)        0.24%(C)        0.24%(C)        0.27%(C)
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and (Fees Paid
  Indirectly)) *...............................        0.35%(C)        0.35%(C)        0.37%(C)        0.38%(C)        0.45%(C)
Ratio of Net Investment Income to Average Net
  Assets.......................................        2.95%**         4.42%           4.03%           2.45%           4.16%
Portfolio Turnover Rate........................           0%              3%              2%              2%              1%
                                                 ----------      ----------      ----------      ----------      ----------
* The Ratio of Expenses to Average Net Assets
  is inclusive of acquired fund fees and
  expenses incurred by the Portfolio
  indirectly as a result of Portfolio's
  investment in Underlying Funds as follows:...        0.13%           0.13%           0.15%           0.16%           0.22%
                                                 ----------      ----------      ----------      ----------      ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                                    ----------------------------------------------------------------
                                                     YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                    OCT 31, 2019 OCT 31, 2018  OCT 31, 2017 OCT 31, 2016 OCT 31, 2015
                                                    ------------ ------------  ------------ ------------ ------------
Net Asset Value, Beginning of Year................. $     19.24  $     23.51   $     19.31  $     19.44  $     19.55
                                                    -----------  -----------   -----------  -----------  -----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)....................        0.45         0.47          0.39         0.44         0.38
   Net Gains (Losses) on Securities (Realized and
     Unrealized)...................................       (0.01)       (3.44)         4.72         0.29         0.22
                                                    -----------  -----------   -----------  -----------  -----------
       Total from Investment Operations............        0.44        (2.97)         5.11         0.73         0.60
                                                    -----------  -----------   -----------  -----------  -----------
Less Distributions:
-------------------
   Net Investment Income...........................       (0.48)       (0.56)        (0.29)       (0.58)       (0.37)
   Net Realized Gains..............................       (0.62)       (0.74)        (0.62)       (0.28)       (0.34)
                                                    -----------  -----------   -----------  -----------  -----------
       Total Distributions.........................       (1.10)       (1.30)        (0.91)       (0.86)       (0.71)
                                                    -----------  -----------   -----------  -----------  -----------
Net Asset Value, End of Year....................... $     18.58  $     19.24   $     23.51  $     19.31  $     19.44
                                                    ===========  ===========   ===========  ===========  ===========
Total Return.......................................        2.94%      (13.37%)       27.49%        4.09%        3.31%
                                                    -----------  -----------   -----------  -----------  -----------
Net Assets, End of Year (thousands)................ $13,428,084  $13,787,695   $16,162,471  $13,009,729  $12,577,575
Ratio of Expenses to Average Net Assets............        0.68%        0.68%         0.68%        0.68%        0.69%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by Advisor and
  (Fees Paid Indirectly))..........................        0.69%        0.68%         0.68%        0.68%        0.69%
Ratio of Net Investment Income to Average Net
  Assets...........................................        2.48%        2.10%         1.85%        2.38%        1.94%
Portfolio Turnover Rate............................          18%          23%           21%          19%          18%
                                                    -----------  -----------   -----------  -----------  -----------

                                                                  INTERNATIONAL VECTOR EQUITY PORTFOLIO
                                                    ----------------------------------------------------------------
                                                     YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                    OCT 31, 2019 OCT 31, 2018  OCT 31, 2017 OCT 31, 2016 OCT 31, 2015
                                                    ------------ ------------  ------------ ------------ ------------
Net Asset Value, Beginning of Year.................  $    11.74   $    13.33    $    10.78   $    10.76   $    11.26
                                                     ----------   ----------    ----------   ----------   ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)....................        0.33         0.32          0.28         0.28         0.28
   Net Gains (Losses) on Securities (Realized and
     Unrealized)...................................        0.24        (1.56)         2.57         0.05        (0.41)
                                                     ----------   ----------    ----------   ----------   ----------
       Total from Investment Operations............        0.57        (1.24)         2.85         0.33        (0.13)
                                                     ----------   ----------    ----------   ----------   ----------
Less Distributions:
-------------------
   Net Investment Income...........................       (0.34)       (0.30)        (0.28)       (0.27)       (0.27)
   Net Realized Gains..............................       (0.35)       (0.05)        (0.02)       (0.04)       (0.10)
                                                     ----------   ----------    ----------   ----------   ----------
       Total Distributions.........................       (0.69)       (0.35)        (0.30)       (0.31)       (0.37)
                                                     ----------   ----------    ----------   ----------   ----------
Net Asset Value, End of Year.......................  $    11.62   $    11.74    $    13.33   $    10.78   $    10.76
                                                     ==========   ==========    ==========   ==========   ==========
Total Return.......................................        5.49%       (9.52%)       26.83%        3.21%       (1.14%)
                                                     ----------   ----------    ----------   ----------   ----------
Net Assets, End of Year (thousands)................  $2,578,134   $2,441,217    $2,529,852   $1,856,474   $1,594,914
Ratio of Expenses to Average Net Assets............        0.50%        0.48%         0.49%        0.49%        0.50%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by Advisor and
  (Fees Paid Indirectly))..........................        0.50%        0.48%         0.49%        0.49%        0.50%
Ratio of Net Investment Income to Average Net
  Assets...........................................        2.94%        2.40%         2.36%        2.73%        2.50%
Portfolio Turnover Rate............................          17%          12%            5%           4%           8%
                                                     ----------   ----------    ----------   ----------   ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       INTERNATIONAL HIGH RELATIVE
                                         PROFITABILITY PORTFOLIO                    WORLD EX U.S. VALUE PORTFOLIO
                                   -----------------------------        ----------------------------------------------------
                                                            PERIOD
                                     YEAR      YEAR        MAY 16,         YEAR        YEAR       YEAR      YEAR      YEAR
                                     ENDED     ENDED      2017(A) TO       ENDED       ENDED      ENDED     ENDED     ENDED
                                    OCT 31,   OCT 31,      OCT 31,        OCT 31,     OCT 31,    OCT 31,   OCT 31,   OCT 31,
                                     2019      2018          2017          2019        2018       2017      2016      2015
                                   --------  --------   ----------      --------     --------   --------  --------  --------
Net Asset Value, Beginning of
  Period.......................... $   9.71  $  10.68    $ 10.00        $  11.16     $  12.71   $  10.31  $  10.28  $  11.43
                                   --------  --------    -------        --------     --------   --------  --------  --------
Income from Investment
  Operations (A)
----------------------
   Net Investment Income
     (Loss).......................     0.27      0.26       0.08            0.35         0.34       0.31      0.31      0.30
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)..................     1.00     (1.01)      0.66            0.04        (1.48)      2.33      0.03     (1.18)
                                   --------  --------    -------        --------     --------   --------  --------  --------
       Total from Investment
         Operations...............     1.27     (0.75)      0.74            0.39        (1.14)      2.64      0.34     (0.88)
                                   --------  --------    -------        --------     --------   --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income..........    (0.24)    (0.22)     (0.06)          (0.35)       (0.41)     (0.24)    (0.31)    (0.27)
   Net Realized Gains.............       --        --      (0.23)             --           --         --        --        --
                                   --------  --------    -------        --------     --------   --------  --------  --------
       Total Distributions........    (0.24)    (0.22)     (0.06)          (0.58)       (0.41)     (0.24)    (0.31)    (0.27)
                                   --------  --------    -------        --------     --------   --------  --------  --------
Net Asset Value, End of Period.... $  10.74  $   9.71    $ 10.68        $  10.97     $  11.16   $  12.71  $  10.31  $  10.28
                                   ========  ========    =======        ========     ========   ========  ========  ========
Total Return......................    13.19%    (7.20%)     7.38%(B)        3.75%       (9.22%)    25.97%     3.54%    (7.77%)
                                   --------  --------    -------        --------     --------   --------  --------  --------
Net Assets, End of Period
  (thousands)..................... $658,448  $266,868    $67,793        $302,369     $240,668   $246,551  $188,154  $155,301
Ratio of Expenses to Average
  Net Assets *....................     0.33%     0.35%      0.31%(D)(E)     0.54%(C)     0.52%      0.52%     0.53%     0.53%
Ratio of Expenses to Average
  Net Assets (Excluding Fees
  (Waived), (Expenses
  Reimbursed), and/or
  Previously Waived Fees
  Recovered by Advisor and
  (Fees Paid Indirectly)) *.......     0.34%     0.35%      0.65%(D)(E)     0.76%(C)     0.74%      0.75%     0.76%     0.75%
Ratio of Net Investment
  Income to Average Net Assets....     2.69%     2.41%      1.76%(D)(E)     3.25%        2.72%      2.69%     3.20%     2.69%
Portfolio Turnover Rate...........        9%        9%         2%(B)         N/A          N/A        N/A       N/A       N/A
                                   --------  --------    -------        --------     --------   --------  --------  --------
* The Ratio of Expenses to
  Average Net Assets is
  inclusive of acquired fund
  fees and expenses incurred
  by the Portfolio indirectly
  as a result of Portfolio's
  investment in Underlying
  Funds as follows:...............      N/A       N/A        N/A            0.24%        0.24%      0.25%     0.26%     0.25%
                                   --------  --------    -------        --------     --------   --------  --------  --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          WORLD EX U.S. TARGETED VALUE PORTFOLIO
                                                                ------------------------------------------------------
                                                                YEAR ENDED YEAR ENDED  YEAR ENDED YEAR ENDED  YEAR ENDED
                                                                 OCT 31,    OCT 31,     OCT 31,    OCT 31,     OCT 31,
                                                                   2019       2018        2017       2016        2015
                                                                ---------- ----------  ---------- ---------- ----------
Net Asset Value, Beginning of Period...........................  $  12.52   $  15.06    $  12.04   $  11.44   $  12.08
                                                                 --------   --------    --------   --------   --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)................................      0.32       0.31        0.28       0.25       0.23
   Net Gains (Losses) on Securities (Realized and Unrealized)..      0.26      (2.29)       3.01       0.55      (0.58)
                                                                 --------   --------    --------   --------   --------
       Total from Investment Operations........................      0.58      (1.98)       3.29       0.80      (0.35)
                                                                 --------   --------    --------   --------   --------
Less Distributions:
-------------------
   Net Investment Income.......................................     (0.29)     (0.30)      (0.27)     (0.20)     (0.26)
   Net Realized Gains..........................................     (0.36)     (0.26)         --         --      (0.03)
                                                                 --------   --------    --------   --------   --------
       Total Distributions.....................................     (0.65)     (0.56)      (0.27)     (0.20)     (0.29)
                                                                 --------   --------    --------   --------   --------
Net Asset Value, End of Period.................................  $  12.45   $  12.52    $  15.06   $  12.04   $  11.44
                                                                 ========   ========    ========   ========   ========
Total Return...................................................      4.99%    (13.56%)     27.61%      7.18%     (2.88%)
                                                                 --------   --------    --------   --------   --------
Net Assets, End of Period (thousands)..........................  $533,046   $460,155    $466,504   $281,212   $227,731
Ratio of Expenses to Average Net Assets *......................      0.68%      0.66%       0.67%      0.76%      0.65%(C)
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/ or Previously Waived
  Fees Recovered by Advisor and (Fees Paid Indirectly)) *......      0.69%      0.66%       0.67%      0.77%      1.06%(C)
Ratio of Net Investment Income to Average Net Assets...........      2.58%      2.08%       2.04%      2.18%      1.95%
Portfolio Turnover Rate........................................        27%        24%         17%        28%         1%
                                                                 --------   --------    --------   --------   --------
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio
  indirectly as a result of Portfolio's investment in
  Underlying Funds as follows:.................................       N/A        N/A         N/A        N/A       0.45%
                                                                 --------   --------    --------   --------   --------

                                                                              WORLD EX U.S. CORE EQUITY PORTFOLIO
                                                                -----------------------------------------------------------
                                                                YEAR ENDED   YEAR ENDED  YEAR ENDED  YEAR ENDED    YEAR ENDED
                                                                 OCT 31,      OCT 31,     OCT 31,     OCT 31,       OCT 31,
                                                                   2019         2018        2017        2016          2015
                                                                ----------  ----------   ----------  ----------  ----------
Net Asset Value, Beginning of Period........................... $    10.65  $    12.15   $     9.93  $     9.83  $    10.49
                                                                ----------  ----------   ----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)................................       0.33        0.31         0.27        0.26        0.26
   Net Gains (Losses) on Securities (Realized and Unrealized)..       0.56       (1.52)        2.21        0.08       (0.72)
                                                                ----------  ----------   ----------  ----------  ----------
       Total from Investment Operations........................       0.89       (1.21)        2.48        0.34       (0.46)
                                                                ----------  ----------   ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income.......................................      (0.32)      (0.29)       (0.26)      (0.24)      (0.20)
   Net Realized Gains..........................................      (0.05)         --           --          --          --
                                                                ----------  ----------   ----------  ----------  ----------
       Total Distributions.....................................      (0.37)      (0.29)       (0.26)      (0.24)      (0.20)
                                                                ----------  ----------   ----------  ----------  ----------
Net Asset Value, End of Period................................. $    11.17  $    10.65   $    12.15  $     9.93  $     9.83
                                                                ==========  ==========   ==========  ==========  ==========
Total Return...................................................       8.64%     (10.22%)      25.33%       3.58%      (4.50%)
                                                                ----------  ----------   ----------  ----------  ----------
Net Assets, End of Period (thousands).......................... $3,719,313  $3,129,791   $2,805,367  $1,656,445  $1,170,828
Ratio of Expenses to Average Net Assets *......................       0.37%       0.39%        0.40%       0.47%       0.47%(C)
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/ or Previously Waived
  Fees Recovered by Advisor and (Fees Paid Indirectly)) *......       0.38%       0.37%        0.40%       0.47%       0.52%(C)
Ratio of Net Investment Income to Average Net Assets...........       3.02%       2.56%        2.48%       2.67%       2.54%
Portfolio Turnover Rate........................................          8%          4%           4%          1%          1%
                                                                ----------  ----------   ----------  ----------  ----------
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio
  indirectly as a result of Portfolio's investment in
  Underlying Funds as follows:.................................        N/A         N/A          N/A         N/A        0.03%
                                                                ----------  ----------   ----------  ----------  ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 WORLD CORE EQUITY PORTFOLIO
                                                   ------------------------------------------------------
                                                   YEAR ENDED YEAR ENDED  YEAR ENDED YEAR ENDED YEAR ENDED
                                                    OCT 31,    OCT 31,     OCT 31,    OCT 31,    OCT 31,
                                                      2019       2018        2017       2016       2015
                                                   ---------- ----------  ---------- ---------- ----------
Net Asset Value, Beginning of Year................  $  15.40   $  16.06    $  13.14   $  12.94   $  13.33
                                                    --------   --------    --------   --------   --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...................      0.35       0.31        0.29       0.27       0.26
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................      1.13      (0.64)       2.98       0.20      (0.35)
                                                    --------   --------    --------   --------   --------
       Total from Investment Operations...........      1.48      (0.33)       3.27       0.47      (0.09)
                                                    --------   --------    --------   --------   --------
Less Distributions:
-------------------
   Net Investment Income..........................     (0.35)     (0.30)      (0.30)     (0.26)     (0.26)
   Net Realized Gains.............................     (0.11)     (0.03)      (0.05)     (0.01)     (0.04)
                                                    --------   --------    --------   --------   --------
       Total Distributions........................     (0.46)     (0.33)      (0.35)     (0.27)     (0.30)
                                                    --------   --------    --------   --------   --------
Net Asset Value, End of Year......................  $  16.42   $  15.40    $  16.06   $  13.14   $  12.94
                                                    ========   ========    ========   ========   ========
Total Return......................................      9.94%     (2.16%)     25.14%      3.73%     (0.61%)
                                                    --------   --------    --------   --------   --------
Net Assets, End of Year (thousands)...............  $879,553   $741,512    $546,891   $370,229   $202,655
Ratio of Expenses to Average Net Assets *(C)......      0.33%      0.35%       0.35%      0.35%      0.35%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor) *(C)......................      0.60%      0.59%       0.60%      0.64%      0.65%
Ratio of Net Investment Income to Average Net
  Assets..........................................      2.23%      1.89%       1.95%      2.14%      1.95%
                                                    --------   --------    --------   --------   --------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a
  result of Portfolio's investment in Underlying
  Funds as follows:...............................      0.27%      0.27%       0.28%      0.31%      0.32%
                                                    --------   --------    --------   --------   --------

                                                          SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                                                   ------------------------------------------------------
                                                   YEAR ENDED YEAR ENDED  YEAR ENDED YEAR ENDED YEAR ENDED
                                                    OCT 31,    OCT 31,     OCT 31,    OCT 31,    OCT 31,
                                                      2019       2018        2017       2016       2015
                                                   ---------- ----------  ---------- ---------- ----------
Net Asset Value, Beginning of Year................  $  15.71   $  16.52    $  13.67   $  13.50   $  14.20
                                                    --------   --------    --------   --------   --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...................      0.35       0.31        0.29       0.26       0.27
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................      1.12      (0.66)       2.98       0.30      (0.34)
                                                    --------   --------    --------   --------   --------
       Total from Investment Operations...........      1.47      (0.35)       3.27       0.56      (0.07)
                                                    --------   --------    --------   --------   --------
Less Distributions:
-------------------
   Net Investment Income..........................     (0.44)     (0.27)      (0.30)     (0.35)     (0.42)
   Net Realized Gains.............................     (0.20)     (0.19)      (0.12)     (0.04)     (0.21)
                                                    --------   --------    --------   --------   --------
       Total Distributions........................     (0.64)     (0.46)      (0.42)     (0.39)     (0.63)
                                                    --------   --------    --------   --------   --------
Net Asset Value, End of Year......................  $  16.54   $  15.71    $  16.52   $  13.67   $  13.50
                                                    ========   ========    ========   ========   ========
Total Return......................................     10.10%     (2.28%)     24.54%      4.32%     (0.34%)
                                                    --------   --------    --------   --------   --------
Net Assets, End of Year (thousands)...............  $375,832   $403,195    $402,204   $289,904   $245,106
Ratio of Expenses to Average Net Assets *(C)......      0.37%      0.34%       0.35%      0.35%      0.40%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor) *(C)......................      0.63%      0.60%       0.62%      0.64%      0.66%
Ratio of Net Investment Income to Average Net
  Assets..........................................      2.25%      1.87%       1.90%      2.03%      1.93%
                                                    --------   --------    --------   --------   --------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a
  result of Portfolio's investment in Underlying
  Funds as follows:...............................      0.30%      0.29%       0.29%      0.32%      0.33%
                                                    --------   --------    --------   --------   --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       EMERGING MARKETS PORTFOLIO
                                                   ----------------------------------------------------------------
                                                    YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                   OCT 31, 2019 OCT 31, 2018  OCT 31, 2017 OCT 31, 2016 OCT 31, 2015
                                                   ------------ ------------  ------------ ------------ ------------
Net Asset Value, Beginning of Year................  $    25.46   $    29.55    $    24.12   $    22.17   $    26.64
                                                    ----------   ----------    ----------   ----------   ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...................        0.73         0.61          0.49         0.45         0.49
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................        2.05        (4.14)         5.43         1.95        (4.54)
                                                    ----------   ----------    ----------   ----------   ----------
       Total from Investment Operations...........        2.78        (3.53)         5.92         2.40        (4.05)
                                                    ----------   ----------    ----------   ----------   ----------
Less Distributions:
-------------------
   Net Investment Income..........................       (0.68)       (0.56)        (0.49)       (0.45)       (0.42)
   Net Realized Gains.............................          --           --            --           --           --
                                                    ----------   ----------    ----------   ----------   ----------
       Total Distributions........................       (0.68)       (0.56)        (0.49)       (0.45)       (0.42)
                                                    ----------   ----------    ----------   ----------   ----------
Net Asset Value, End of Year......................  $    27.56   $    25.46    $    29.55   $    24.12   $    22.17
                                                    ==========   ==========    ==========   ==========   ==========
Total Return......................................       11.06%      (12.14%)       24.83%       11.01%      (15.24%)
                                                    ----------   ----------    ----------   ----------   ----------
Net Assets, End of Year (thousands)...............  $5,968,318   $5,394,188    $6,632,914   $4,915,400   $4,321,530
Ratio of Expenses to Average Net Assets (C).......        0.48%        0.47%         0.50%        0.56%        0.57%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor) (C).......................        0.58%        0.57%         0.60%        0.66%        0.60%
Ratio of Net Investment Income to Average Net
  Assets..........................................        2.70%        2.08%         1.88%        2.04%        1.97%
                                                    ----------   ----------    ----------   ----------   ----------

                                                                  EMERGING MARKETS SMALL CAP PORTFOLIO
                                                   ----------------------------------------------------------------
                                                    YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                   OCT 31, 2019 OCT 31, 2018  OCT 31, 2017 OCT 31, 2016 OCT 31, 2015
                                                   ------------ ------------  ------------ ------------ ------------
Net Asset Value, Beginning of Year................  $    18.72   $    23.49    $    20.39   $    18.51   $    21.42
                                                    ----------   ----------    ----------   ----------   ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...................        0.48         0.53          0.49         0.45         0.43
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................        1.87        (4.22)         3.58         2.04        (2.53)
                                                    ----------   ----------    ----------   ----------   ----------
       Total from Investment Operations...........        2.35        (3.69)         4.07         2.49        (2.10)
                                                    ----------   ----------    ----------   ----------   ----------
Less Distributions:
-------------------
   Net Investment Income..........................       (0.46)       (0.53)        (0.51)       (0.47)       (0.41)
   Net Realized Gains.............................       (0.54)       (0.55)        (0.46)       (0.14)       (0.40)
                                                    ----------   ----------    ----------   ----------   ----------
       Total Distributions........................       (1.00)       (1.08)        (0.97)       (0.61)       (0.81)
                                                    ----------   ----------    ----------   ----------   ----------
Net Asset Value, End of Year......................  $    20.07   $    18.72    $    23.49   $    20.39   $    18.51
                                                    ==========   ==========    ==========   ==========   ==========
Total Return......................................       12.96%      (16.45%)       21.00%       13.96%       (9.88%)
                                                    ----------   ----------    ----------   ----------   ----------
Net Assets, End of Year (thousands)...............  $6,423,859   $6,304,406    $7,249,717   $5,459,509   $4,845,174
Ratio of Expenses to Average Net Assets (C).......        0.72%        0.70%         0.73%        0.72%        0.73%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor) (C).......................        0.92%        0.90%         0.93%        0.92%        0.78%
Ratio of Net Investment Income to Average Net
  Assets..........................................        2.44%        2.31%         2.32%        2.43%        2.16%
                                                    ----------   ----------    ----------   ----------   ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                         EMERGING MARKETS VALUE
                                                                                       PORTFOLIO-CLASS R2 SHARES
                                                                             --------------------------------------------
                                                                              YEAR      YEAR     YEAR     YEAR      YEAR
                                                                              ENDED     ENDED    ENDED    ENDED     ENDED
                                                                             OCT 31,   OCT 31,  OCT 31,  OCT 31,   OCT 31,
                                                                              2019      2018     2017     2016      2015
                                                                             -------  -------   -------  -------  -------
Net Asset Value, Beginning of Year.......................................... $ 26.64  $ 30.13   $ 24.71  $ 22.18  $ 27.79
                                                                             -------  -------   -------  -------  -------
Income from Investment Operations(A)
------------------------------------
   Net Investment Income (Loss).............................................    0.63     0.63      0.31     0.46     0.49
   Net Gains (Losses) on Securities (Realized and Unrealized)...............    0.56    (3.48)     5.60     2.75    (5.61)
                                                                             -------  -------   -------  -------  -------
       Total from Investment Operations.....................................    1.19    (2.85)     5.91     3.21    (5.12)
                                                                             -------  -------   -------  -------  -------
Less Distributions:
-------------------
   Net Investment Income....................................................   (0.67)   (0.64)    (0.49)   (0.68)   (0.49)
                                                                             -------  -------   -------  -------  -------
       Total Distributions..................................................   (0.67)   (0.64)    (0.49)   (0.68)   (0.49)
                                                                             -------  -------   -------  -------  -------
Net Asset Value, End of Year................................................ $ 27.16  $ 26.64   $ 30.13  $ 24.71  $ 22.18
                                                                             =======  =======   =======  =======  =======
Total Return................................................................    4.57%   (9.66%)   24.11%   14.98%  (18.49%)
                                                                             -------  -------   -------  -------  -------
Net Assets, End of Year (thousands)......................................... $29,146  $25,150   $31,198  $97,923  $74,076
Ratio of Expenses to Average Net Assets (C).................................    0.81%    0.80%     0.81%    0.81%    0.81%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees
  Paid Indirectly)(C).......................................................    0.91%    0.90%     0.91%    0.91%    0.84%
Ratio of Net Investment Income to Average Net Assets........................    2.29%    2.07%     1.19%    2.08%    1.93%
                                                                             -------  -------   -------  -------  -------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                            EMERGING MARKETS VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                         ----------------------------------------------------------------
                                                            YEAR          YEAR         YEAR         YEAR          YEAR
                                                            ENDED         ENDED        ENDED        ENDED         ENDED
                                                           OCT 31,       OCT 31,      OCT 31,      OCT 31,       OCT 31,
                                                            2019          2018         2017         2016          2015
                                                         -----------  -----------   -----------  -----------  -----------
Net Asset Value, Beginning of Year...................... $     26.81  $     30.32   $     24.84  $     22.22  $     27.81
                                                         -----------  -----------   -----------  -----------  -----------
Income (loss) from Investment Operations(A)
-------------------------------------------
   Net Investment Income (Loss).........................        0.70         0.73          0.61         0.51         0.54
   Net Gains (Losses) on Securities (Realized and
     Unrealized)........................................        0.57        (3.53)         5.40         2.77        (5.60)
                                                         -----------  -----------   -----------  -----------  -----------
       Total from Investment Operations.................        1.27        (2.80)         6.01         3.28        (5.06)
                                                         -----------  -----------   -----------  -----------  -----------
Less Distributions:
-------------------
   Net Investment Income................................       (0.74)       (0.71)        (0.53)       (0.66)       (0.53)
                                                         -----------  -----------   -----------  -----------  -----------
       Total Distributions..............................       (0.74)       (0.71)        (0.53)       (0.66)       (0.53)
                                                         -----------  -----------   -----------  -----------  -----------
Net Asset Value, End of Year............................ $     27.34  $     26.81   $     30.32  $     24.84  $     22.22
                                                         ===========  ===========   ===========  ===========  ===========
Total Return............................................        4.83%       (9.45%)       24.41%       15.23%      (18.27%)
                                                         -----------  -----------   -----------  -----------  -----------
Net Assets, End of Year (thousands)..................... $17,161,936  $16,431,410   $19,383,230  $16,304,321  $14,834,888
Ratio of Expenses to Average Net Assets (C).............        0.56%        0.54%         0.57%        0.56%        0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously
Waived Fees Recovered by Advisor and (Fees Paid
  Indirectly)) (C)......................................        0.66%        0.64%         0.67%        0.66%        0.59%
Ratio of Net Investment Income to Average Net Assets....        2.54%        2.37%         2.23%        2.31%        2.12%
                                                         -----------  -----------   -----------  -----------  -----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                                   EMERGING
                                                                                                                   MARKETS
                                                                                                                   TARGETED
                                                                                                                    VALUE
                                                           EMERGING MARKETS CORE EQUITY PORTFOLIO                 PORTFOLIO
                                             ----------------------------------------------------------------   ----------
                                                                                                                    PERIOD
                                                YEAR          YEAR         YEAR         YEAR          YEAR         NOV 14,
                                                ENDED         ENDED        ENDED        ENDED         ENDED       2018(A) TO
                                               OCT 31,       OCT 31,      OCT 31,      OCT 31,       OCT 31,       OCT 31,
                                                2019          2018         2017         2016          2015           2019
                                             -----------  -----------   -----------  -----------  -----------   ----------
Net Asset Value, Beginning of Year.......... $     18.95  $     22.38   $     18.40  $     16.81  $     20.08    $  10.00
                                             -----------  -----------   -----------  -----------  -----------    --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............        0.53         0.50          0.42         0.37         0.39        0.24
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............        1.64        (3.47)         3.95         1.59        (3.29)       0.20
                                             -----------  -----------   -----------  -----------  -----------    --------
       Total from Investment Operations.....        2.17        (2.97)         4.37         1.96        (2.90)       0.44
                                             -----------  -----------   -----------  -----------  -----------    --------
Less Distributions:
-------------------
   Net Investment Income....................       (0.53)       (0.46)        (0.39)       (0.37)       (0.37)      (0.01)
                                             -----------  -----------   -----------  -----------  -----------    --------
       Total Distributions..................       (0.53)       (0.46)        (0.39)       (0.37)       (0.37)      (0.01)
                                             -----------  -----------   -----------  -----------  -----------    --------
Net Asset Value, End of Year................ $     20.59  $     18.95   $     22.38  $     18.40  $     16.81    $  10.43
                                             ===========  ===========   ===========  ===========  ===========    ========
Total Return................................       11.61%      (13.48%)       24.02%       11.87%      (14.49%)      4.38%(B)
                                             -----------  -----------   -----------  -----------  -----------    --------
Net Assets, End of Year (thousands)......... $28,622,610  $25,372,759   $27,085,722  $18,712,966  $14,856,878    $114,360
Ratio of Expenses to Average Net Assets.....        0.52%        0.52%         0.55%        0.61%        0.62%       0.85%(D)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and (Fees
  Paid Indirectly)).........................        0.53%        0.52%         0.56%        0.61%        0.62%       0.95%(D)(E)
Ratio of Net Investment Income to
  Average Net Assets........................        2.62%        2.25%         2.08%        2.20%        2.06%       2.30%(D)(E)
Portfolio Turnover Rate.....................           4%           4%            4%           3%           5%         12%(B)
                                             -----------  -----------   -----------  -----------  -----------    --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and three operational portfolios, of which twenty-three (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

   Of the Portfolios, seven invest all of their assets in a corresponding series or fund (each such Portfolio, a "Feeder Fund"). Of the Feeder Funds, six invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests all of its assets in the Dimensional Emerging Markets Value Fund ("DEM") (each such series within DFAITC and DEM, a "Master Fund"). Six of the Portfolios generally allocate their assets among other funds managed by Dimensional Fund Advisors LP (each such Portfolio, a "Fund of Funds"). The International Small Company Portfolio invests in five Master Funds within DFAITC. The Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an "Underlying Fund"). The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. The World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund. As of October 31, 2019, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

                                                                                                      PERCENTAGE
                                                                                                       OWNERSHIP
FEEDER FUNDS                                       MASTER/UNDERLYING FUNDS                            AT 10/31/19
------------                                       -----------------------                            -----------
Japanese Small Company Portfolio                   The Japanese Small Company Series                      17%
Asia Pacific Small Company Portfolio               The Asia Pacific Small Company Series                  21%
United Kingdom Small Company Portfolio             The United Kingdom Small Company Series                 1%
Continental Small Company Portfolio                The Continental Small Company Series                   12%
Emerging Markets Portfolio                         The Emerging Markets Series                            99%
Emerging Markets Small Cap Portfolio               The Emerging Markets Small Cap Series                  99%
Emerging Markets Value Portfolio                   Dimensional Emerging Markets Value Fund                98%

                                                                                                      PERCENTAGE
                                                                                                       OWNERSHIP
FUNDS OF FUNDS                                     UNDERLYING FUNDS                                   AT 10/31/19
--------------                                     ----------------                                   -----------
International Small Company Portfolio              The Continental Small Company Series                   87%
                                                   The Japanese Small Company Series                      83%
                                                   The United Kingdom Small Company Series                97%
                                                   The Asia Pacific Small Company Series                  79%
                                                   The Canadian Small Company Series                      97%

Global Small Company Portfolio                     U.S. Small Cap Portfolio                               --
                                                   The Continental Small Company Series                   --
                                                   The Japanese Small Company Series                      --
                                                   The Asia Pacific Small Company Series                  --
                                                   The Canadian Small Company Series                      --

                                                                                                      PERCENTAGE
                                                                                                       OWNERSHIP
FUNDS OF FUNDS                                     UNDERLYING FUNDS                                   AT 10/31/19
--------------                                     ----------------                                   -----------
                                                   The Emerging Markets Small Cap Series                  --
                                                   The United Kingdom Small Company Series                --

DFA Global Real Estate Securities Portfolio*       DFA Real Estate Securities Portfolio                   12%
                                                   DFA International Real Estate Securities Portfolio     52%

World ex U.S. Value Portfolio                      Dimensional Emerging Markets Value Fund                --
                                                   DFA International Small Cap Value Portfolio            --
                                                   The DFA International Value Series                     --

World Core Equity Portfolio                        U.S. Core Equity 1 Portfolio                            2%
                                                   International Core Equity Portfolio                     1%
                                                   Emerging Markets Core Equity Portfolio                 --

Selectively Hedged Global Equity Portfolio         U.S. Core Equity 2 Portfolio                            1%
                                                   International Core Equity Portfolio                    --
                                                   Emerging Markets Core Equity Portfolio                 --

* DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Summary Schedule of Investments.

   To achieve its investment objective, each Feeder Fund and Fund of Funds invests substantially all of its assets in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invests in short-term temporary cash investments and futures. In addition, each Fund of Funds may engage in forward currency contracts.

   The financial statements of the Feeder Funds' Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International High Relative Profitability Portfolio and Emerging Markets Targeted Value Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios' shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds', International Small Company Portfolio's, Global Small Company Portfolio's and World ex U.S. Value Portfolio's investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Selectively Hedged Global Equity Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2019, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio, Emerging Markets Core Equity Portfolio and Emerging Markets Targeted Value Portfolio are subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2019, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Large Cap International Portfolio........................................ 0.20%
International Core Equity Portfolio...................................... 0.27%
Global Small Company Portfolio........................................... 0.45%
International Small Company Portfolio.................................... 0.40%
Japanese Small Company Portfolio......................................... 0.50%
Asia Pacific Small Company Portfolio..................................... 0.50%
United Kingdom Small Company Portfolio................................... 0.50%
Continental Small Company Portfolio...................................... 0.50%
DFA International Real Estate Securities Portfolio....................... 0.25%
DFA Global Real Estate Securities Portfolio.............................. 0.20%

DFA International Small Cap Value Portfolio.............................. 0.65%
International Vector Equity Portfolio.................................... 0.45%
International High Relative Profitability Portfolio...................... 0.25%
World ex U.S. Value Portfolio............................................ 0.47%
World ex U.S. Targeted Value Portfolio................................... 0.58%
World ex U.S. Core Equity Portfolio...................................... 0.32%
World Core Equity Portfolio.............................................. 0.30%
Selectively Hedged Global Equity Portfolio............................... 0.30%
Emerging Markets Portfolio............................................... 0.42%
Emerging Markets Small Cap Portfolio..................................... 0.65%
Emerging Markets Value Portfolio......................................... 0.50%
Emerging Markets Core Equity Portfolio................................... 0.47%
Emerging Markets Targeted Value Portfolio................................ 0.70%

   Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2020, may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the year ended October 31, 2019, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2019, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2019, are also reflected below (amounts in thousands). The Fund, on behalf of the non-feeder Portfolios listed, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to each Fee Waiver Agreement, prior year waived fees and/or assumed expenses can be recaptured only if the expense ratio following such recapture would be less than the expense cap that was in place when such prior year fees were waived and/or expenses assumed, and less than the current expense cap in place for a Portfolio. With respect to the World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio's proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

                                                                                             NET WAIVED
                                                                                            FEES/EXPENSES  PREVIOUSLY
                                                                                               ASSUMED       WAIVED
                                                                               RECOVERY OF   (RECOVERED   FEES/EXPENSES
                                                                               PREVIOUSLY    PREVIOUSLY      ASSUMED
                                                         EXPENSE     TOTAL       WAIVED     WAIVED FEES/   SUBJECT TO
                                                        LIMITATION MANAGEMENT FEES/EXPENSES   EXPENSES       FUTURE
INSTITUTIONAL CLASS SHARES                                AMOUNT   FEE LIMIT     ASSUMED      ASSUMED)      RECOVERY
--------------------------                              ---------- ---------- ------------- ------------- -------------
Large Cap International Portfolio (1)..................    0.24%       --           --             --            --
International Core Equity Portfolio (1)................    0.30%       --         $888         $2,060        $4,102
Global Small Company Portfolio (2).....................    0.49%       --           --            153           315
International Small Company Portfolio (3)..............    0.45%       --           --             --            --

                                                                                               NET WAIVED
                                                                                              FEES/EXPENSES  PREVIOUSLY
                                                                                                 ASSUMED       WAIVED
                                                                                 RECOVERY OF   (RECOVERED   FEES/EXPENSES
                                                                                 PREVIOUSLY    PREVIOUSLY      ASSUMED
                                                           EXPENSE     TOTAL       WAIVED     WAIVED FEES/   SUBJECT TO
                                                          LIMITATION MANAGEMENT FEES/EXPENSES   EXPENSES       FUTURE
INSTITUTIONAL CLASS SHARES                                  AMOUNT   FEE LIMIT     ASSUMED      ASSUMED)      RECOVERY
--------------------------                                ---------- ---------- ------------- ------------- -------------
Japanese Small Company Portfolio (4).....................    0.47%      0.50%         --         $   583            --
Asia Pacific Small Company Portfolio (4).................    0.47%      0.50%         --             346            --
United Kingdom Small Company Portfolio (4)...............    0.47%      0.50%         --              71       $    55
Continental Small Company Portfolio (4)..................    0.47%      0.50%         --             624            --
DFA International Real Estate Securities Portfolio (5)...    0.29%        --          --              --            --
DFA Global Real Estate Securities Portfolio (6)..........    0.24%        --          --           8,900        24,189
International Vector Equity Portfolio (1)................    0.60%        --          --              --            --
International High Relative Profitability Portfolio (2)..    0.35%        --         $75             (47)           25
World ex U.S. Value Portfolio (7)........................    0.60%        --          --             580            --
World ex U.S. Targeted Value Portfolio (8)...............    0.80%        --          --              --            --
World ex U.S. Core Equity Portfolio (9)..................    0.39%        --           9              (9)           --
World Core Equity Portfolio (10).........................    0.32%        --           3           2,212           282
Selectively Hedged Global Equity Portfolio (11)..........    0.40%        --          --           1,051            --
Emerging Markets Portfolio (12)..........................    0.49%      0.42%         --           5,789            --
Emerging Markets Small Cap Portfolio (13)................      --       0.65%         --          13,259            --
Emerging Markets Value Portfolio (13)....................      --       0.50%         --          17,406            --
Emerging Markets Core Equity Portfolio (1)...............    0.54%        --          --              --            --
Emerging Markets Targeted Value Portfolio (2)............    0.85%        --           1             104           104

CLASS R2 SHARES
---------------
Emerging Markets Value Portfolio (14)....................    0.96%      0.50%         --              28            --

(1)The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. The Fee Waiver Agreement for the Large Cap International Portfolio became effective on January 1, 2017. In addition, prior to January 1, 2017, the Advisor had contractually agreed to waive all or a portion of its management fee and assume each of the International Core Equity Portfolio's and Emerging Markets Core Equity Portfolio's Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of each such Portfolio to 0.49% and 0.85%, respectively, as a percentage of average net assets on an annualized basis.
(2)The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.
(3)Effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the Expense Limitation Amount listed above.
(4)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.50% of the average net assets of a class of a Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Except, a Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the Expense Limitation Amount listed above. The Fee Waiver Agreement did not include the indirect expenses each Portfolio bore as a shareholder of its Master Fund.
(5)Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.65% of the Portfolio's average net assets on an annualized basis.
(6)Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. From February 28, 2012 to February 27, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.32% of the Portfolio's average net assets on an annualized basis.
(7)The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.47% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds' management fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.

(8)The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.58% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.
(9)The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/ Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.
(10)Effective February 28, 2019, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio's proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). From June 27, 2014 to February 27, 2019, the Expense Limitation Amount was 0.35% of the average net assets of such class of the Portfolio on an annualized basis. Prior to June 27, 2014, the Expense Limitation Amount was 0.40% of the average net assets of such class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.
(11)The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.
(12)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.42% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). Effective January 1, 2017, in addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.
(13)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series"), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis.
(14)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.50% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to (including for the period prior to July 21, 2015) assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the "Annualized Expense Ratio"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Annualized Expense Ratio listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery is within thirty-six months and does not cause the annualized expense ratio of the Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio, as listed above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

EARNED INCOME CREDIT:

   Additionally, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2019, expenses reduced were as follows (amounts in thousands):

                                                                 FEES PAID
                                                                 INDIRECTLY
                                                                 ----------
    Large Cap International Portfolio...........................   $  413
    International Core Equity Portfolio.........................    2,330
    DFA International Real Estate Securities Portfolio..........      485
    DFA International Small Cap Value Portfolio.................    1,566
    International Vector Equity Portfolio.......................      110
    International High Relative Profitability Portfolio.........       95
    World ex U.S. Targeted Value Portfolio......................       50
    World ex U.S. Core Equity Portfolio.........................      214
    Emerging Markets Core Equity Portfolio......................    4,465
    Emerging Markets Targeted Value Portfolio...................        5

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2019, the total related amount paid by the Fund to the CCO was $312 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2019, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

       Large Cap International Portfolio........................... $119
       International Core Equity Portfolio.........................  455
       Global Small Company Portfolio..............................   --
       International Small Company Portfolio.......................  348
       Japanese Small Company Portfolio............................   15
       Asia Pacific Small Company Portfolio........................    9
       United Kingdom Small Company Portfolio......................    2
       Continental Small Company Portfolio.........................   10
       DFA International Real Estate Securities Portfolio..........  100
       DFA Global Real Estate Securities Portfolio.................  104
       DFA International Small Cap Value Portfolio.................  474
       International Vector Equity Portfolio.......................   43
       International High Relative Profitability Portfolio.........    1
       World ex U.S. Value Portfolio...............................    4

       World ex U.S. Targeted Value Portfolio...................... $  5
       World ex U.S. Core Equity Portfolio.........................   28
       World Core Equity Portfolio.................................    6
       Selectively Hedged Global Equity Portfolio..................    5
       Emerging Markets Portfolio..................................  160
       Emerging Markets Small Cap Portfolio........................  147
       Emerging Markets Value Portfolio............................  616
       Emerging Markets Core Equity Portfolio......................  470
       Emerging Markets Targeted Value Portfolio...................   --

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2019, the Portfolios transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

                                                       PURCHASES    SALES
                                                       ---------- ----------
Large Cap International Portfolio..................... $  797,677 $  368,720
International Core Equity Portfolio................... $3,989,625 $1,739,827
DFA International Real Estate Securities Portfolio.... $  475,844 $  520,275
DFA Global Real Estate Securities Portfolio........... $  250,177 $       14
DFA International Small Cap Value Portfolio........... $2,291,033 $2,475,792
International Vector Equity Portfolio................. $  505,198 $  422,659
International High Relative Profitability Portfolio... $  380,726 $   40,048
World ex U.S. Targeted Value Portfolio................ $  200,215 $  136,380
World ex U.S. Core Equity Portfolio................... $  704,167 $  274,457
Emerging Markets Core Equity Portfolio................ $2,181,887 $1,190,281
Emerging Markets Targeted Value Portfolio............. $  123,928 $   12,346

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

   The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

                                                           NET       CHANGE IN
                     BALANCE AT                         REALIZED    UNREALIZED   BALANCE AT  SHARES AS OF
                     OCTOBER 31, PURCHASES   PROCEEDS  GAIN/(LOSS) APPRECIATION/ OCTOBER 31, OCTOBER 31,  DIVIDEND CAPITAL GAIN
                        2018      AT COST   FROM SALES  ON SALES   DEPRECIATION     2019         2019      INCOME  DISTRIBUTIONS
                     ----------- ---------- ---------- ----------- ------------- ----------- ------------ -------- -------------
LARGE CAP
  INTERNATIONAL
  PORTFOLIO
The DFA Short Term
  Investment Fund    $  206,350  $1,523,812 $1,548,928    $(11)        $ 26      $  181,249     15,664    $ 4,390       --
                     ----------  ---------- ----------    ----         ----      ----------    -------    -------       --
TOTAL                $  206,350  $1,523,812 $1,548,928    $(11)        $ 26      $  181,249     15,664    $ 4,390       --
                     ==========  ========== ==========    ====         ====      ==========    =======    =======       ==
INTERNATIONAL CORE
  EQUITY PORTFOLIO
The DFA Short Term
  Investment Fund    $1,604,446  $6,642,549 $6,893,594    $ (2)        $112      $1,353,511    116,974    $36,065       --
                     ----------  ---------- ----------    ----         ----      ----------    -------    -------       --
TOTAL                $1,604,446  $6,642,549 $6,893,594    $ (2)        $112      $1,353,511    116,974    $36,065       --
                     ==========  ========== ==========    ====         ====      ==========    =======    =======       ==

                                                           NET       CHANGE IN
                     BALANCE AT                         REALIZED    UNREALIZED   BALANCE AT  SHARES AS OF
                     OCTOBER 31, PURCHASES   PROCEEDS  GAIN/(LOSS) APPRECIATION/ OCTOBER 31, OCTOBER 31,  DIVIDEND CAPITAL GAIN
                        2018      AT COST   FROM SALES  ON SALES   DEPRECIATION     2019         2019      INCOME  DISTRIBUTIONS
                     ----------- ---------- ---------- ----------- ------------- ----------- ------------ -------- -------------
GLOBAL SMALL
  COMPANY PORTFOLIO
U.S. Small Cap
  Portfolio          $   17,009  $    7,876 $    1,973  $   (342)    $    (86)   $   22,484        665    $    202     $587
                     ----------  ---------- ----------  --------     --------    ----------    -------    --------     ----
TOTAL                $   17,009  $    7,876 $    1,973  $   (342)    $    (86)   $   22,484        665    $    202     $587
                     ==========  ========== ==========  ========     ========    ==========    =======    ========     ====
DFA INTERNATIONAL
  REAL ESTATE
  SECURITIES
  PORTFOLIO
The DFA Short Term
  Investment Fund    $  214,317  $2,014,381 $2,042,317  $     (4)    $     16    $  186,393     16,109    $  4,046       --
                     ----------  ---------- ----------  --------     --------    ----------    -------    --------     ----
TOTAL                $  214,317  $2,014,381 $2,042,317  $     (4)    $     16    $  186,393     16,109    $  4,046       --
                     ==========  ========== ==========  ========     ========    ==========    =======    ========     ====
DFA GLOBAL REAL
  ESTATE SECURITIES
  PORTFOLIO
DFA International
  Real Estate
  Securities
  Portfolio          $2,584,363  $  513,728 $  233,238  $(26,143)    $458,889    $3,297,599    587,807    $148,006       --
DFA Real Estate
  Securities
  Portfolio           1,355,084          --    285,830    63,232      182,783     1,315,269     31,391      30,010       --
The DFA Short Term
  Investment Fund        89,035     708,223    686,118         7            5       111,152      9,606       2,195       --
                     ----------  ---------- ----------  --------     --------    ----------    -------    --------     ----
TOTAL                $4,028,482  $1,221,951 $1,205,186  $ 37,096     $641,677    $4,724,020    628,804    $180,211       --
                     ==========  ========== ==========  ========     ========    ==========    =======    ========     ====
DFA INTERNATIONAL
  SMALL CAP VALUE
  PORTFOLIO
The DFA Short Term
  Investment Fund    $  948,096  $2,078,700 $2,233,507        --     $     70    $  793,359     68,564    $ 18,728       --
                     ----------  ---------- ----------  --------     --------    ----------    -------    --------     ----
TOTAL                $  948,096  $2,078,700 $2,233,507        --     $     70    $  793,359     68,564    $ 18,728       --
                     ==========  ========== ==========  ========     ========    ==========    =======    ========     ====
INTERNATIONAL
  VECTOR EQUITY
  PORTFOLIO
The DFA Short Term
  Investment Fund    $  166,426  $  536,525 $  570,256        --     $     12    $  132,707     11,469    $  3,437       --
                     ----------  ---------- ----------  --------     --------    ----------    -------    --------     ----
TOTAL                $  166,426  $  536,525 $  570,256        --     $     12    $  132,707     11,469    $  3,437       --
                     ==========  ========== ==========  ========     ========    ==========    =======    ========     ====
INTERNATIONAL HIGH
  RELATIVE
  PROFITABILITY
  PORTFOLIO
The DFA Short Term
  Investment Fund    $   12,685  $  176,798 $  163,515        --     $      2    $   25,970      2,244          --       --
                     ----------  ---------- ----------  --------     --------    ----------    -------    --------     ----
TOTAL                $   12,685  $  176,798 $  163,515        --     $      2    $   25,970      2,244          --       --
                     ==========  ========== ==========  ========     ========    ==========    =======    ========     ====
WORLD EX U.S. VALUE
  PORTFOLIO
DFA International
  Small Cap Value
  Portfolio          $   23,071  $   10,634 $    4,296  $   (802)    $    479    $   29,086      1,565    $    651     $766
                     ----------  ---------- ----------  --------     --------    ----------    -------    --------     ----
TOTAL                $   23,071  $   10,634 $    4,296  $   (802)    $    479    $   29,086      1,565    $    651     $766
                     ==========  ========== ==========  ========     ========    ==========    =======    ========     ====

                                                           NET       CHANGE IN
                     BALANCE AT                         REALIZED    UNREALIZED   BALANCE AT  SHARES AS OF
                     OCTOBER 31, PURCHASES   PROCEEDS  GAIN/(LOSS) APPRECIATION/ OCTOBER 31, OCTOBER 31,  DIVIDEND CAPITAL GAIN
                        2018      AT COST   FROM SALES  ON SALES   DEPRECIATION     2019         2019      INCOME  DISTRIBUTIONS
                     ----------- ---------- ---------- ----------- ------------- ----------- ------------ -------- -------------
WORLD EX U.S.
  TARGETED VALUE
  PORTFOLIO
The DFA Short Term
  Investment Fund     $  4,659   $   12,483 $   14,346        --      $     1     $  2,797         242    $    78         --
                      --------   ---------- ----------   -------      -------     --------      ------    -------     ------
TOTAL                 $  4,659   $   12,483 $   14,346        --      $     1     $  2,797         242    $    78         --
                      ========   ========== ==========   =======      =======     ========      ======    =======     ======
WORLD EX U.S. CORE
  EQUITY PORTFOLIO
The DFA Short Term
  Investment Fund     $130,312   $  605,099 $  626,286        --      $    10     $109,135       9,432    $ 3,195         --
                      --------   ---------- ----------   -------      -------     --------      ------    -------     ------
TOTAL                 $130,312   $  605,099 $  626,286        --      $    10     $109,135       9,432    $ 3,195         --
                      ========   ========== ==========   =======      =======     ========      ======    =======     ======
WORLD CORE EQUITY
  PORTFOLIO
U.S. Core Equity 1
  Portfolio           $404,139   $   73,126 $   37,289   $(1,592)     $42,473     $480,857      19,460    $ 7,462     $2,509
International Core
  Equity Portfolio     255,226       52,285     22,374    (2,588)      16,026      298,575      22,636      8,691         --
Emerging Markets
  Core Equity
  Portfolio             81,772       21,753     10,637    (1,440)       8,633      100,081       4,861      2,485         --
                      --------   ---------- ----------   -------      -------     --------      ------    -------     ------
TOTAL                 $741,137   $  147,164 $   70,300   $(5,620)     $67,132     $879,513      46,957    $18,638     $2,509
                      ========   ========== ==========   =======      =======     ========      ======    =======     ======
SELECTIVELY HEDGED
  GLOBAL EQUITY
  PORTFOLIO
U.S. Core Equity 2
  Portfolio           $181,750   $   32,059 $   39,953   $  (438)     $13,250     $186,668       8,238    $ 3,217     $1,971
International Core
  Equity Portfolio     130,496       13,168     28,865    (2,676)       7,219      119,342       9,048      4,049         --
Emerging Markets
  Core Equity
  Portfolio             66,401        6,937     14,522    (1,656)       6,905       64,065       3,111      1,776         --
                      --------   ---------- ----------   -------      -------     --------      ------    -------     ------
TOTAL                 $378,647   $   52,164 $   83,340   $(4,770)     $27,374     $370,075      20,397    $ 9,042     $1,971
                      ========   ========== ==========   =======      =======     ========      ======    =======     ======
EMERGING MARKETS
  CORE EQUITY
  PORTFOLIO
The DFA Short Term
  Investment Fund     $733,703   $3,342,834 $3,403,116   $    (2)     $    58     $673,477      58,204    $19,222         --
                      --------   ---------- ----------   -------      -------     --------      ------    -------     ------
TOTAL                 $733,703   $3,342,834 $3,403,116   $    (2)     $    58     $673,477      58,204    $19,222         --
                      ========   ========== ==========   =======      =======     ========      ======    =======     ======
EMERGING MARKETS
  TARGETED VALUE
  PORTFOLIO
The DFA Short Term
  Investment Fund           --   $   11,477 $   10,818        --           --     $    659          57         --         --
                      --------   ---------- ----------   -------      -------     --------      ------    -------     ------
TOTAL                       --   $   11,477 $   10,818        --           --     $    659          57         --         --
                      ========   ========== ==========   =======      =======     ========      ======    =======     ======

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to realized gains on securities considered to be "passive foreign investment companies," non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

                                                    NET INVESTMENT
                                                      INCOME AND
                                                      SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                    CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                                    -------------- ------------- ---------- --------
Large Cap International Portfolio
2018...............................................    $132,270            --        --     $132,270
2019...............................................     155,698            --        --      155,698
International Core Equity Portfolio
2018...............................................     711,406            --        --      711,406
2019...............................................     907,539            --        --      907,539
Global Small Company Portfolio
2018...............................................         269      $     81        --          350
2019...............................................         308            --        --          308
International Small Company Portfolio
2018...............................................     335,310       375,728        --      711,038
2019...............................................     339,853       517,619        --      857,472
Japanese Small Company Portfolio
2018...............................................      15,937            --        --       15,937
2019...............................................       6,623        32,764        --       39,387
Asia Pacific Small Company Portfolio
2018...............................................      13,370            --        --       13,370
2019...............................................      11,260            --        --       11,260
United Kingdom Small Company Portfolio
2018...............................................       1,616         2,308        --        3,924
2019...............................................         540         1,437        --        1,977
Continental Small Company Portfolio
2018...............................................      15,452         4,962        --       20,414
2019...............................................      14,187        19,027        --       33,214
DFA International Real Estate Securities Portfolio
2018...............................................     241,977            --        --      241,977
2019...............................................     302,662            --        --      302,662

                                                     NET INVESTMENT
                                                       INCOME AND
                                                       SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                     CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                                     -------------- ------------- ---------- --------
DFA Global Real Estate Securities Portfolio
2018................................................    $212,543      $ 42,954        --     $255,497
2019................................................     311,682        40,223        --      351,905
DFA International Small Cap Value Portfolio
2018................................................     418,957       477,828        --      896,785
2019................................................     346,113       429,956        --      776,069
International Vector Equity Portfolio
2018................................................      59,115        10,130        --       69,245
2019................................................      75,474        72,426        --      147,900
International High Relative Profitability Portfolio
2018................................................       3,960            --        --        3,960
2019................................................      11,023            --        --       11,023
World ex U.S. Value Portfolio
2018................................................       8,118            --        --        8,118
2019................................................       8,654         5,062        --       13,716
World ex U.S. Targeted Value Portfolio
2018................................................      10,452         8,307        --       18,759
2019................................................      12,161        11,822        --       23,983
World ex U.S. Core Equity Portfolio
2018................................................      75,944            --        --       75,944
2019................................................     100,766        15,900        --      116,666
World Core Equity Portfolio
2018................................................      13,426         1,076        --       14,502
2019................................................      18,739         4,773        --       23,512
Selectively Hedged Global Equity Portfolio
2018................................................       8,085         3,086        --       11,171
2019................................................      12,345         4,519        --       16,864
Emerging Markets Portfolio
2018................................................     115,293            --        --      115,293
2019................................................     145,647            --        --      145,647
Emerging Markets Small Cap Portfolio
2018................................................     194,789       145,194        --      339,983
2019................................................     153,182       173,892        --      327,074
Emerging Markets Value Portfolio
2018................................................     439,431            --        --      439,431
2019................................................     459,380            --        --      459,380
Emerging Markets Core Equity Portfolio
2018................................................     593,704            --        --      593,704
2019................................................     730,829            --        --      730,829
Emerging Markets Targeted Value Portfolio
2019................................................          64            --        --           64

   Emerging Markets Targeted Value Portfolio commenced operations on November 14, 2018, and did not pay any distributions for the year ended October 31, 2018.

   As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                      NET INVESTMENT
                                                        INCOME AND
                                                        SHORT-TERM     LONG-TERM
                                                      CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                                      -------------- ------------- --------
Large Cap International Portfolio....................    $ (5,785)           --    $ (5,785)
International Core Equity Portfolio..................     (39,526)           --     (39,526)
Global Small Company Portfolio.......................         (33)           --         (33)
International Small Company Portfolio................     (34,708)     $(23,004)    (57,712)
Japanese Small Company Portfolio.....................        (472)           --        (472)
Asia Pacific Small Company Portfolio.................
United Kingdom Small Company Portfolio...............        (117)         (435)       (552)
Continental Small Company Portfolio..................        (722)           --        (722)
DFA International Real Estate Securities Portfolio...     (38,031)           --     (38,031)
DFA Global Real Estate Securities Portfolio..........      (8,808)           --      (8,808)
DFA International Small Cap Value Portfolio..........     (36,899)      (12,688)    (49,587)
International Vector Equity Portfolio................      (5,646)           --      (5,646)
International High Relative Profitability Portfolio..        (390)           --        (390)
World ex U.S. Value Portfolio........................          --            --          --
World ex U.S. Targeted Value Portfolio...............      (1,359)         (486)     (1,845)
World ex U.S. Core Equity Portfolio..................      (5,265)           --      (5,265)
World Core Equity Portfolio..........................         (77)         (397)       (474)
Selectively Hedged Global Equity Portfolio...........      (1,150)         (191)     (1,341)
Emerging Markets Portfolio...........................     (10,074)           --     (10,074)
Emerging Markets Small Cap Portfolio.................     (17,882)       (4,623)    (22,505)
Emerging Markets Value Portfolio.....................     (31,481)           --     (31,481)
Emerging Markets Core Equity Portfolio...............     (37,986)           --     (37,986)
Emerging Markets Targeted Value Portfolio............        (397)           --        (397)

   As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                     UNDISTRIBUTED                                               TOTAL NET
                                                     NET INVESTMENT                                            DISTRIBUTABLE
                                                       INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                                       SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                                     CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                                     -------------- ------------- ------------- -------------- -------------
Large Cap International Portfolio...................    $ 21,790            --      $(114,879)    $  787,214    $  694,125
International Core Equity Portfolio.................     164,474            --       (576,584)     2,711,445     2,299,335
Global Small Company Portfolio......................         529            --           (504)           517           542
International Small Company Portfolio...............     172,408      $278,416             --        615,587     1,066,411
Japanese Small Company Portfolio....................      13,813         9,017             --         55,091        77,921
Asia Pacific Small Company Portfolio................      12,779            --        (15,084)       (28,156)      (30,461)
United Kingdom Small Company Portfolio..............         649         1,663             --          1,096         3,408
Continental Small Company Portfolio.................       2,684            --         (1,579)        47,476        48,581
DFA International Real Estate Securities Portfolio..     666,046            --       (311,503)       (28,290)      326,253

                                                      UNDISTRIBUTED                                               TOTAL NET
                                                      NET INVESTMENT                                            DISTRIBUTABLE
                                                        INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                                        SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                                      CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                                      -------------- ------------- ------------- -------------- -------------
DFA Global Real Estate Securities Portfolio..........    $ 85,225      $ 90,014              --    $1,907,950    $2,083,189
DFA International Small Cap Value Portfolio..........     151,601       206,468              --       286,756       644,825
International Vector Equity Portfolio................      16,440            --     $   (30,752)      227,993       213,681
International High Relative Profitability Portfolio..       1,089            --         (12,114)       35,204        24,179
World ex U.S. Value Portfolio........................       1,748            --          (1,394)        9,372         9,726
World ex U.S. Targeted Value Portfolio...............         809         4,663              --       (13,459)       (7,987)
World ex U.S. Core Equity Portfolio..................      11,736            --         (30,195)      171,870       153,411
World Core Equity Portfolio..........................          --         1,549              --       108,632       110,181
Selectively Hedged Global Equity Portfolio...........       7,786             0              --        72,826        80,612
Emerging Markets Portfolio...........................      25,990            --        (209,529)    1,722,744     1,539,205
Emerging Markets Small Cap Portfolio.................      75,201        41,748              --         4,431       121,380
Emerging Markets Value Portfolio.....................     151,494            --      (1,308,291)      566,226      (590,571)
Emerging Markets Core Equity Portfolio...............     113,918            --      (1,101,106)    3,104,503     2,117,315
Emerging Markets Targeted Value Portfolio............       3,639            21              --          (534)        3,126

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

                                                          UNLIMITED  TOTAL
                                                          --------- --------
    Large Cap International Portfolio.................... $114,879  $114,879
    International Core Equity Portfolio..................  576,584   576,584
    Global Small Company Portfolio.......................      504       504
    International Small Company Portfolio................       --        --
    Japanese Small Company Portfolio.....................       --        --
    Asia Pacific Small Company Portfolio.................   15,084    15,084
    United Kingdom Small Company Portfolio...............       --        --
    Continental Small Company Portfolio..................    1,579     1,579
    DFA International Real Estate Securities Portfolio...  311,503   311,503
    DFA Global Real Estate Securities Portfolio..........       --        --
    DFA International Small Cap Value Portfolio..........       --        --
    International Vector Equity Portfolio................   30,752    30,752
    International High Relative Profitability Portfolio..   12,114    12,114
    World ex U.S. Value Portfolio........................    1,394     1,394
    World ex U.S. Targeted Value Portfolio...............       --        --
    World ex U.S. Core Equity Portfolio..................   30,195    30,195
    World Core Equity Portfolio..........................       --        --

                                                    UNLIMITED    TOTAL
                                                    ---------- ----------
      Selectively Hedged Global Equity Portfolio...         --         --
      Emerging Markets Portfolio................... $  209,529 $  209,529
      Emerging Markets Small Cap Portfolio.........         --         --
      Emerging Markets Value Portfolio.............  1,308,291  1,308,291
      Emerging Markets Core Equity Portfolio.......  1,101,106  1,101,106
      Emerging Markets Targeted Value Portfolio....         --         --

   During the year ended October 31, 2019, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

              Global Small Company Portfolio............... $  135
              Asia Pacific Small Company Portfolio.........  3,958

   As of October 31, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                                    NET
                                                                                                 UNREALIZED
                                                        FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                                                        TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                       ----------- ------------ -------------- --------------
Large Cap International Portfolio..................... $ 4,684,787  $1,194,005   $  (407,101)    $  786,904
International Core Equity Portfolio...................  28,869,945   5,979,293    (3,272,559)     2,706,734
Global Small Company Portfolio........................      40,798         514            --            514
International Small Company Portfolio.................  12,017,254     615,322            --        615,322
Japanese Small Company Portfolio......................     585,295      55,112            --         55,112
Asia Pacific Small Company Portfolio..................     369,090          --       (28,159)       (28,159)
United Kingdom Small Company Portfolio................      23,620       1,086            --          1,086
Continental Small Company Portfolio...................     610,129      47,381            --         47,381
DFA International Real Estate Securities Portfolio....   6,434,315     416,890      (444,900)       (28,010)
DFA Global Real Estate Securities Portfolio...........   7,453,293   2,075,957      (168,008)     1,907,949
DFA International Small Cap Value Portfolio...........  13,651,983   2,127,478    (1,843,019)       284,459
International Vector Equity Portfolio.................   2,464,465     533,768      (305,798)       227,970
International High Relative Profitability Portfolio...     644,179      57,637       (22,431)        35,206
World ex U.S. Value Portfolio.........................     292,710       9,405            --          9,405
World ex U.S. Targeted Value Portfolio................     545,534      63,612       (77,097)       (13,485)
World ex U.S. Core Equity Portfolio...................   3,653,626     589,410      (417,614)       171,796
World Core Equity Portfolio...........................     770,882     108,632            --        108,632
Selectively Hedged Global Equity Portfolio............     297,240      73,291            --         73,291
Emerging Markets Portfolio............................   4,244,449   1,722,744            --      1,722,744
Emerging Markets Small Cap Portfolio..................   6,421,963       4,451            --          4,451
Emerging Markets Value Portfolio......................  16,626,014     565,963            --        565,963
Emerging Markets Core Equity Portfolio................  25,910,671   7,180,375    (4,076,165)     3,104,210
Emerging Markets Targeted Value Portfolio.............     114,135      13,094       (13,629)          (535)

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                               YEAR ENDED             YEAR ENDED
                                                            OCTOBER 31, 2019       OCTOBER 31, 2018
                                                         ---------------------  ---------------------
                                                            AMOUNT     SHARES      AMOUNT     SHARES
                                                         -----------  --------  -----------  --------
EMERGING MARKETS VALUE PORTFOLIO
Class R2 Shares
   Shares Issued........................................ $     7,880       286  $     6,653       219
   Shares Issued in Lieu of Cash Distributions..........         687        26          632        21
   Shares Redeemed......................................      (5,088)     (183)     (10,333)     (332)
                                                         -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares.............. $     3,479       129  $    (3,048)      (92)
                                                         ===========  ========  ===========  ========
Institutional Class Shares
   Shares Issued........................................ $ 3,094,110   110,936  $ 2,703,084    87,936
   Shares Issued in Lieu of Cash Distributions..........     436,607    16,366      416,344    14,012
   Shares Redeemed......................................  (3,087,983) (112,388)  (3,948,131) (128,474)
                                                         -----------  --------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares... $   442,734    14,914  $  (828,703)  (26,526)
                                                         ===========  ========  ===========  ========

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in corresponding Master/Underlying Funds), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

   Portfolios that have significant exposure to certain countries, such as The United Kingdom Small Company Portfolio's Master Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union
(EU) following the United Kingdom's (UK) vote to exit the EU in June 2016. Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolios, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Portfolios' investments.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Securities have been segregated as collateral for open futures contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2019 was as follows (amounts in thousands):

                                                      FORWARD
                                                      CURRENCY
                                                     CONTRACTS* FUTURES**
                                                     ---------- ---------
       Large Cap International Portfolio............  $     --  $ 39,366
       International Core Equity Portfolio..........        --   204,680
       International Small Company Portfolio........        --    74,137
       DFA International Real Estate Securities
         Portfolio..................................        --    35,674
       DFA International Small Cap Value Portfolio..        --   107,372
       International High Relative Profitability
         Portfolio..................................        --        87
       World ex U.S. Targeted Value Portfolio.......        --     1,203
       World ex U.S. Core Equity Portfolio..........        --     3,929
       Selectively Hedged Global Equity Portfolio...   139,974    12,060

                                                   FORWARD
                                                   CURRENCY
                                                  CONTRACTS* FUTURES**
                                                  ---------- ---------
         Emerging Markets Core Equity Portfolio..    $--     $206,857
         Emerging Markets Targeted Value
           Portfolio.............................     --          164

*  Average amount of Currency Purchased/Sold in USD
** Average Notional Value of contracts

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2019 (amounts in thousands):

                                                                 ASSET DERIVATIVES VALUE
                                                      ----------------------------------------------
                                                        TOTAL VALUE       FORWARD
                                                             AT          CURRENCY        EQUITY
                                                      OCTOBER 31, 2019 CONTRACTS (1) CONTRACTS *,(2)
                                                      ---------------- ------------- ---------------
Large Cap International Portfolio....................      $  599            --          $  599
International Core Equity Portfolio..................       4,795            --           4,795
International Small Company Portfolio................       1,300            --           1,300
DFA International Real Estate Securities Portfolio...         394            --             394
DFA International Small Cap Value Portfolio..........       2,754            --           2,754
Selectively Hedged Global Equity Portfolio...........          62           $10              52
Emerging Markets Core Equity Portfolio...............       4,762            --           4,762

                                                 LIABILITY DERIVATIVES VALUE
                                                -----------------------------
                                                  TOTAL VALUE       FORWARD
                                                       AT          CURRENCY
                                                OCTOBER 31, 2019 CONTRACTS (3)
                                                ---------------- -------------
  Selectively Hedged Global Equity Portfolio...      $(494)          $(494)

(1)Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2019 (amounts in thousands):

                                                REALIZED GAIN (LOSS) ON
                                                      DERIVATIVES
                                          ----------------------------------
                                                     FORWARD
                                                    CURRENCY       EQUITY
                                           TOTAL  CONTRACTS (1) CONTRACTS (2)
                                          ------- ------------- -------------
   Large Cap International Portfolio..... $   815      --          $   815
   International Core Equity Portfolio...  12,437      --           12,437
   Global Small Company Portfolio........       7      --                7*

                                                              REALIZED GAIN (LOSS) ON
                                                                    DERIVATIVES
                                                        ----------------------------------
                                                                    FORWARD
                                                                   CURRENCY       EQUITY
                                                         TOTAL   CONTRACTS (1) CONTRACTS (2)
                                                        -------  ------------- -------------
International Small Company Portfolio.................. $  (626)         --       $  (626)
DFA International Real Estate Securities Portfolio.....   1,553          --         1,553
DFA Global Real Estate Securities Portfolio............    (135)         --          (135)*
DFA International Small Cap Value Portfolio............   1,976          --         1,976
International Vector Equity Portfolio..................  (2,728)         --        (2,728)*
International High Relative Profitability Portfolio....     155          --           155*
World ex U.S. Value Portfolio..........................    (109)         --          (109)*
World ex U.S. Targeted Value Portfolio.................    (308)         --          (308)*
World ex U.S. Core Equity Portfolio....................  (1,060)         --        (1,060)*
World Core Equity Portfolio............................     (62)         --           (62)*
Selectively Hedged Global Equity Portfolio.............   3,312     $ 4,438        (1,126)
Emerging Markets Core Equity Portfolio.................  14,341          --        14,341
Emerging Markets Targeted Value Portfolio..............      35          --            35*

                                                         CHANGE IN UNREALIZED APPRECIATION
                                                           (DEPRECIATION) ON DERIVATIVES
                                                        ----------------------------------
                                                                    FORWARD
                                                                   CURRENCY       EQUITY
                                                         TOTAL   CONTRACTS (3) CONTRACTS (4)
                                                        -------  ------------- -------------
Large Cap International Portfolio...................... $ 3,123          --       $ 3,123
International Core Equity Portfolio....................  13,424          --        13,424
International Small Company Portfolio..................   7,881          --         7,881
DFA International Real Estate Securities Portfolio.....   1,373          --         1,373
DFA International Small Cap Value Portfolio............   4,434          --         4,434
Selectively Hedged Global Equity Portfolio.............    (412)    $(2,086)        1,674
Emerging Markets Core Equity Portfolio.................  13,038          --        13,038

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Forward Currency Contracts.
(2)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Futures.
(3)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
* As of October 31, 2019, there were no futures contracts outstanding. During the year ended October 31, 2019, the Portfolios had limited activity in futures contracts.

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Fund on behalf of applicable Portfolios entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund, on behalf of a Portfolio, and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

   The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2019 (amounts in thousands):

                                            GROSS AMOUNTS NOT                                     GROSS AMOUNTS NOT
                                              OFFSET IN THE                             NET         OFFSET IN THE
                                  NET      STATEMENTS OF ASSETS                       AMOUNTS    STATEMENTS OF ASSETS
                                AMOUNTS      AND LIABILITIES                            OF         AND LIABILITIES
                               OF ASSETS  ----------------------                    LIABILITIES ----------------------
                     GROSS     PRESENTED                                             PRESENTED
                    AMOUNTS     IN THE                                     GROSS      IN THE
                       OF     STATEMENTS                                 AMOUNT OF  STATEMENTS
                   RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET   RECOGNIZED   OF ASSETS   FINANCIAL     CASH     NET
                     ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT LIABILITIES     AND     INSTRUMENTS COLLATERAL AMOUNT
                      (A)     LIABILITIES     (B)      RECEIVED   (C)       (A)     LIABILITIES     (D)      PLEDGED    (E)
                   ---------- ----------- ----------- ---------- ------ ----------- ----------- ----------- ---------- ------
DESCRIPTION                               ASSETS                                             LIABILITIES
-----------        ---------------------------------------------------- -----------------------------------------------------
SELECTIVELY
  HEDGED GLOBAL
  EQUITY
  PORTFOLIO
Barclays
  Capital.........    $ 4         $ 4         $(4)        --       --      $ 23        $ 23         $(4)        --      $ 19
Citibank, N.A.....     --          --          --         --       --        30          30          --         --        30
State Street Bank
  and Trust.......      5           5          (5)        --       --       374         374          (5)        --       369
Bank of America
  Corp............     --          --          --         --       --        58          58          --         --        58
Australia and New
  Zealand Banking
  Group Ltd.......     --          --          --         --       --         8           8          --         --         8
UBS AG............     --          --          --         --       --        --          --          --         --        --
                      ---         ---         ---         --       --      ----        ----         ---         --      ----
Total.............    $ 9         $ 9         $(9)        --       --      $493        $493         $(9)        --      $484
                      ===         ===         ===         ==       ==      ====        ====         ===         ==      ====

(a)No amounts have been netted against the gross amounts recognized in the Statement of Assets and Liabilities.
(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(c)Represents the net amount due from counterparties in the event of default.
(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(e)Represents the net amount due to counterparties in the event of default.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed

$700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 3, 2020.

   For the year ended October 31, 2019, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT    OUTSTANDING
                                                 AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING    BORROWINGS
                                              INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD    AS OF 10/31/2019
                                              ------------- ------------ ------------ -------- --------------- ----------------
Global Small Company Portfolio...............     2.95%       $    74         68         --       $    412            --
International Small Company Portfolio........     1.58%         1,004          2         --          2,008            --
DFA International Real Estate Securities
  Portfolio..................................     2.98%        38,192         24        $80         97,642            --
DFA Global Real Estate Securities Portfolio..     2.98%         6,884         35         20         26,204            --
DFA International Small Cap Value Portfolio..     2.73%        13,511         16         18        110,411            --
International Vector Equity Portfolio........     2.97%        21,394         37         59        147,535            --
World ex U.S. Value Portfolio................     3.02%           637         63          3         10,385            --
World ex U.S. Targeted Value Portfolio.......     2.91%         3,707         56         17         21,220            --
World ex U.S. Core Equity Portfolio..........     2.90%         9,778         27         23         47,837            --
World Core Equity Portfolio..................     2.87%         1,346         38          4          6,369            --
Emerging Markets Core Equity Portfolio.......     1.44%         9,122          2          1         18,245            --
Emerging Markets Targeted Value Portfolio....     2.77%           954         19          1          2,340            --

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2019, that each Portfolio's available line of credit was used.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not use the interfund lending program during the year ended October 31, 2019.

J. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2019, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

   For the year ended October 31, 2019, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

                                                                      REALIZED
                                                                        GAIN
PORTFOLIO                                          PURCHASES  SALES    (LOSS)
---------                                          --------- -------- --------
Large Cap International Portfolio................. $ 88,829  $ 50,171 $(25,092)
International Core Equity Portfolio...............  124,551    88,239  (47,118)
DFA Global Real Estate Securities Portfolio.......    4,912        --       --
DFA International Small Cap Value Portfolio.......  117,960   225,658   22,979
International Vector Equity Portfolio.............   29,120    29,755   (5,180)
International High Relative Profitability
  Portfolio.......................................   20,593     5,150   (2,306)
World ex U.S. Targeted Value Portfolio............   11,621     6,943      328
World ex U.S. Core Equity Portfolio...............   29,051    14,594   (1,314)
Emerging Markets Core Equity Portfolio............    8,765    19,815   (4,586)

K. SECURITIES LENDING:

   As of October 31, 2019, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The Portfolios also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                               NON-CASH
                                                              COLLATERAL
                                                                MARKET
                                                                VALUE
                                                              ----------
        Large Cap International Portfolio....................  $ 17,371
        International Core Equity Portfolio..................   386,759
        DFA International Real Estate Securities Portfolio...    30,857
        DFA International Small Cap Value Portfolio..........   241,020
        International Vector Equity Portfolio................    43,510
        International High Relative Profitability Portfolio..     3,936
        World ex U.S. Targeted Value Portfolio...............     4,183
        World ex U.S. Core Equity Portfolio..................    60,982
        Emerging Markets Core Equity Portfolio...............   693,992
        Emerging Markets Targeted Value Portfolio............     1,651

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2019:

                                                        REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                     AS OF OCTOBER 31, 2019
                                                     -------------------------------------------------------
                                                     OVERNIGHT AND            BETWEEN
                                                      CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS   TOTAL
                                                     ------------- -------- ------------ -------- ----------
SECURITIES LENDING TRANSACTIONS
LARGE CAP INTERNATIONAL PORTFOLIO
   Common Stocks....................................  $  181,215      --         --         --    $  181,215
INTERNATIONAL CORE EQUITY PORTFOLIO
   Common Stocks, Rights/Warrants...................   1,353,429      --         --         --     1,353,429
DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
   Common Stocks....................................     186,403      --         --         --       186,403
DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
   Common Stocks....................................     111,169      --         --         --       111,169
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
   Common Stocks....................................     793,301      --         --         --       793,301
INTERNATIONAL VECTOR EQUITY PORTFOLIO
   Common Stocks, Rights/Warrants...................     132,695      --         --         --       132,695
INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
   Common Stocks....................................      25,969      --         --         --        25,969
WORLD EX U.S. TARGETED VALUE PORTFOLIO
   Common Stocks....................................       2,797      --         --         --         2,797
WORLD EX U.S. CORE EQUITY PORTFOLIO
   Common Stocks....................................     109,133      --         --         --       109,133

                                             REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                          AS OF OCTOBER 31, 2019
                                           -----------------------------------------------------
                                           OVERNIGHT AND            BETWEEN
                                            CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS  TOTAL
                                           ------------- -------- ------------ -------- --------
SECURITIES LENDING TRANSACTIONS
EMERGING MARKETS CORE EQUITY PORTFOLIO
   Common Stocks..........................   $673,459       --         --         --    $673,459
EMERGING MARKETS TARGETED VALUE PORTFOLIO
   Common Stocks..........................        659       --         --         --         659

L. SHAREHOLDER SERVICING FEES:

   The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in Emerging Markets Value Portfolio Class R2 Shares.

M. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios' early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.

O. OTHER:

   As of October 31, 2019, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                           APPROXIMATE
                                                                            PERCENTAGE
                                                              NUMBER OF   OF OUTSTANDING
                                                             SHAREHOLDERS     SHARES
                                                             ------------ --------------
Large Cap International Portfolio-Institutional Class.......      3             64%
International Core Equity Portfolio-Institutional Class.....      4             71%
Global Small Company Portfolio-Institutional Class..........      5             98%

                                                                                          APPROXIMATE
                                                                                           PERCENTAGE
                                                                             NUMBER OF   OF OUTSTANDING
                                                                            SHAREHOLDERS     SHARES
                                                                            ------------ --------------
International Small Company Portfolio-Institutional Class..................      3             65%
Japanese Small Company Portfolio-Institutional Class.......................      3             84%
Asia Pacific Small Company Portfolio-Institutional Class...................      3             94%
United Kingdom Small Company Portfolio-Institutional Class.................      4             92%
Continental Small Company Portfolio-Institutional Class....................      2             88%
DFA International Real Estate Securities Portfolio-Institutional Class.....      4             90%
DFA Global Real Estate Securities Portfolio-Institutional Class............      3             66%
DFA International Small Cap Value Portfolio-Institutional Class............      4             73%
International Vector Equity Portfolio-Institutional Class..................      3             82%
International High Relative Profitability Portfolio-Institutional Class....      3             91%
World ex U.S. Value Portfolio-Institutional Class..........................      7             85%
World ex U.S. Targeted Value Portfolio-Institutional Class.................      3             98%
World ex U.S. Core Equity Portfolio-Institutional Class....................      3             72%
World Core Equity Portfolio-Institutional Class............................      5             78%
Selectively Hedged Global Equity Portfolio-Institutional Class.............      3             94%
Emerging Markets Portfolio-Institutional Class.............................      3             54%
Emerging Markets Small Cap Portfolio-Institutional Class...................      3             53%
Emerging Markets Value Portfolio-Class R2..................................      2             92%
Emerging Markets Value Portfolio-Institutional Class.......................      2             34%
Emerging Markets Core Equity Portfolio-Institutional Class.................      3             61%
Emerging Markets Targeted Value Portfolio-Institutional Class..............      4            100%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

P. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of each of the twenty-three portfolios listed in the table below

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities, including the schedules of investments/summary schedules of portfolio holdings, of each of the funds indicated in the table below (twenty-three of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2019, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2019, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

                                                                      STATEMENT OF
                                                        STATEMENT OF  CHANGES IN NET  FINANCIAL
FUND                                                    OPERATIONS    ASSETS          HIGHLIGHTS
----                                                    ------------- --------------  ------------
Large Cap International Portfolio                       For the year  For the years   For the
International Core Equity Portfolio                     ended         ended           years ended
International Small Company Portfolio                   October 31,   October 31,     October 31,
Japanese Small Company Portfolio                        2019          2019 and        2019, 2018,
Asia Pacific Small Company Portfolio                                  2018            2017, 2016
United Kingdom Small Company Portfolio                                                and 2015
Continental Small Company Portfolio
DFA International Real Estate Securities Portfolio
DFA Global Real Estate Securities Portfolio
DFA International Small Cap Value Portfolio
International Vector Equity Portfolio
World ex U.S. Value Portfolio
World ex U.S. Targeted Value Portfolio
World ex U.S. Core Equity Portfolio
World Core Equity Portfolio
Selectively Hedged Global Equity Portfolio
Emerging Markets Portfolio
Emerging Markets Small Cap Portfolio
Emerging Markets Value Portfolio
Emerging Markets Core Equity Portfolio

Global Small Company Portfolio                          For the year  For the years   For each of
International High Relative Profitability Portfolio     ended         ended           the periods
                                                        October 31,   October 31,     indicated
                                                        2019          2019 and        therein
                                                                      2018

Emerging Markets Targeted Value Portfolio               For the period November 14, 2018
                                                        (commencement of operations) through
                                                        October 31, 2019

BASIS FOR OPINIONS

These financial statements are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on the Portfolios' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodians, brokers and the transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2019

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA International Value Portfolio -- Class R2 vs.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                   [CHART]

                         DFA International              MSCI World ex USA
                     Value Portfolio - Class R2       Index (net dividends)
                     --------------------------     -------------------------
  10/31/2009                  $10,000                       $10,000
  11/30/2009                   10,292                        10,247
  12/31/2009                   10,404                        10,411
   1/31/2010                    9,798                         9,923
   2/28/2010                    9,829                         9,913
   3/31/2010                   10,607                        10,551
   4/30/2010                   10,420                        10,394
   5/31/2010                    9,205                         9,247
   6/30/2010                    9,040                         9,113
   7/31/2010                   10,156                         9,955
   8/31/2010                    9,655                         9,658
   9/30/2010                   10,700                        10,584
  10/31/2010                   11,060                        10,961
  11/30/2010                   10,494                        10,497
  12/31/2010                   11,473                        11,342
   1/31/2011                   11,960                        11,586
   2/28/2011                   12,353                        12,016
   3/31/2011                   12,007                        11,775
   4/30/2011                   12,645                        12,417
   5/31/2011                   12,182                        12,049
   6/30/2011                   12,010                        11,877
   7/31/2011                   11,623                        11,681
   8/31/2011                   10,371                        10,694
   9/30/2011                    9,235                         9,620
  10/31/2011                   10,117                        10,555
  11/30/2011                    9,784                        10,067
  12/31/2011                    9,517                         9,958
   1/31/2012                   10,149                        10,495
   2/29/2012                   10,678                        11,072
   3/31/2012                   10,588                        10,990
   4/30/2012                   10,207                        10,804
   5/31/2012                    8,941                         9,572
   6/30/2012                    9,570                        10,199
   7/31/2012                    9,524                        10,326
   8/31/2012                    9,919                        10,621
   9/30/2012                   10,265                        10,943
  10/31/2012                   10,390                        11,020
  11/30/2012                   10,549                        11,252
  12/31/2012                   11,065                        11,592
   1/31/2013                   11,578                        12,162
   2/28/2013                   11,225                        12,041
   3/31/2013                   11,260                        12,136
   4/30/2013                   11,807                        12,689
   5/31/2013                   11,660                        12,405
   6/30/2013                   11,249                        11,940
   7/31/2013                   12,009                        12,575
   8/31/2013                   11,921                        12,413
   9/30/2013                   12,816                        13,291
  10/31/2013                   13,259                        13,737
  11/30/2013                   13,300                        13,821
  12/31/2013                   13,591                        14,029
   1/31/2014                   13,091                        13,463
   2/28/2014                   13,830                        14,197
   3/31/2014                   13,725                        14,134
   4/30/2014                   13,954                        14,357
   5/31/2014                   14,100                        14,579
   6/30/2014                   14,277                        14,786
   7/31/2014                   13,952                        14,522
   8/31/2014                   13,952                        14,534
   9/30/2014                   13,333                        13,937
  10/31/2014                   13,099                        13,715
  11/30/2014                   13,106                        13,884
  12/31/2014                   12,604                        13,422
   1/31/2015                   12,519                        13,375
   2/28/2015                   13,411                        14,174
   3/31/2015                   13,125                        13,937
   4/30/2015                   13,839                        14,540
   5/31/2015                   13,839                        14,414
   6/30/2015                   13,434                        14,005
   7/31/2015                   13,303                        14,227
   8/31/2015                   12,309                        13,190
   9/30/2015                   11,459                        12,524
  10/31/2015                   12,341                        13,467
  11/30/2015                   12,174                        13,252
  12/31/2015                   11,782                        13,015
   1/31/2016                   10,856                        12,119
   2/29/2016                   10,503                        11,949
   3/31/2016                   11,299                        12,761
   4/30/2016                   11,840                        13,171
   5/31/2016                   11,618                        13,022
   6/30/2016                   11,190                        12,626
   7/31/2016                   11,687                        13,248
   8/31/2016                   11,996                        13,260
   9/30/2016                   12,137                        13,421
  10/31/2016                   12,288                        13,160
  11/30/2016                   12,341                        12,949
  12/31/2016                   12,744                        13,372
   1/31/2017                   13,293                        13,770
   2/28/2017                   13,194                        13,929
   3/31/2017                   13,487                        14,283
   4/30/2017                   13,678                        14,586
   5/31/2017                   13,907                        15,073
   6/30/2017                   14,051                        15,087
   7/31/2017                   14,710                        15,536
   8/31/2017                   14,687                        15,532
   9/30/2017                   15,209                        15,935
  10/31/2017                   15,482                        16,153
  11/30/2017                   15,630                        16,316
  12/31/2017                   16,032                        16,609
   1/31/2018                   16,966                        17,383
   2/28/2018                   16,009                        16,557
   3/31/2018                   15,808                        16,271
   4/30/2018                   16,224                        16,644
   5/31/2018                   15,635                        16,329
   6/30/2018                   15,276                        16,150
   7/31/2018                   15,755                        16,546
   8/31/2018                   15,204                        16,233
   9/30/2018                   15,465                        16,360
  10/31/2018                   14,152                        15,060
  11/30/2018                   14,048                        15,047
  12/31/2018                   13,191                        14,269
   1/31/2019                   14,221                        15,287
   2/28/2019                   14,453                        15,680
   3/31/2019                   14,293                        15,760
   4/30/2019                   14,759                        16,206
   5/31/2019                   13,644                        15,440
   6/30/2019                   14,492                        16,357              Past performance is not predictive
   7/31/2019                   14,018                        16,160              of future performance.
   8/31/2019                   13,441                        15,763
   9/30/2019                   14,117                        16,205              The returns shown do not reflect
  10/31/2019                   14,594                        16,729              the deduction of taxes that a
                                                                                 shareholder would pay on fund
                                                                                 distributions or the redemption of
             AVERAGE ANNUAL         ONE          FIVE         TEN                fund shares.
             TOTAL RETURN           YEAR         YEARS       YEARS
             ------------------------------------------------------------        MSCI data copyright MSCI 2019,
                                    3.13%        2.19%       3.85%               all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA International Value Portfolio -- Institutional Class vs.
MSCI World ex USA Index (net dividends)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                               [CHART]

                       DFA International Value           MSCI World ex USA
                   Portfolio - Institutional Class     Index (net dividends)
                   -------------------------------     ---------------------
  10/31/2009                  $10,000                        $10,000
  11/30/2009                   10,292                         10,247
  12/31/2009                   10,412                         10,411
   1/31/2010                    9,808                          9,923
   2/28/2010                    9,838                          9,913
   3/31/2010                   10,622                         10,551
   4/30/2010                   10,439                         10,394
   5/31/2010                    9,211                          9,247
   6/30/2010                    9,051                          9,113
   7/31/2010                   10,180                          9,955
   8/31/2010                   $9,677                          9,658
   9/30/2010                   10,713                         10,584
  10/31/2010                   11,093                         10,961
  11/30/2010                   10,527                         10,497
  12/31/2010                   11,513                         11,342
   1/31/2011                   12,001                         11,586
   2/28/2011                   12,396                         12,016
   3/31/2011                   12,054                         11,775
   4/30/2011                   12,695                         12,417
   5/31/2011                   12,236                         12,049
   6/30/2011                   12,066                         11,877
   7/31/2011                   11,676                         11,681
   8/31/2011                   10,424                         10,694
   9/30/2011                    9,283                          9,620
  10/31/2011                   10,177                         10,555
  11/30/2011                    9,836                         10,067
  12/31/2011                    9,573                          9,958
   1/31/2012                   10,216                         10,495
   2/29/2012                   10,742                         11,072
   3/31/2012                   10,658                         10,990
   4/30/2012                   10,275                         10,804
   5/31/2012                    9,006                          9,572
   6/30/2012                    9,640                         10,199
   7/31/2012                    9,600                         10,326
   8/31/2012                    9,991                         10,621
   9/30/2012                   10,346                         10,943
  10/31/2012                   10,480                         11,020
  11/30/2012                   10,640                         11,252
  12/31/2012                   11,163                         11,592
   1/31/2013                   11,681                         12,162
   2/28/2013                   11,331                         12,041
   3/31/2013                   11,365                         12,136
   4/30/2013                   11,924                         12,689
   5/31/2013                   11,776                         12,405
   6/30/2013                   11,360                         11,940
   7/31/2013                   12,136                         12,575
   8/31/2013                   12,047                         12,413
   9/30/2013                   12,956                         13,291
  10/31/2013                   13,403                         13,737
  11/30/2013                   13,452                         13,821
  12/31/2013                   13,744                         14,029
   1/31/2014                   13,238                         13,463
   2/28/2014                   13,993                         14,197
   3/31/2014                   13,892                         14,134
   4/30/2014                   14,124                         14,357
   5/31/2014                   14,279                         14,579
   6/30/2014                   14,451                         14,786
   7/31/2014                   14,130                         14,522
   8/31/2014                   14,130                         14,534
   9/30/2014                   13,511                         13,937
  10/31/2014                   13,274                         13,715
  11/30/2014                   13,281                         13,884
  12/31/2014                   12,783                         13,422
   1/31/2015                   12,696                         13,375
   2/28/2015                   13,602                         14,174
   3/31/2015                   13,312                         13,937
   4/30/2015                   14,043                         14,540
   5/31/2015                   14,051                         14,414
   6/30/2015                   13,642                         14,005
   7/31/2015                   13,509                         14,227
   8/31/2015                   12,499                         13,190
   9/30/2015                   11,644                         12,524
  10/31/2015                   12,533                         13,467
  11/30/2015                   12,370                         13,252
  12/31/2015                   11,976                         13,015
   1/31/2016                   11,035                         12,119
   2/29/2016                   10,684                         11,949
   3/31/2016                   11,490                         12,761
   4/30/2016                   12,046                         13,171
   5/31/2016                   11,820                         13,022
   6/30/2016                   11,386                         12,626
   7/31/2016                   11,899                         13,248
   8/31/2016                   12,212                         13,260
   9/30/2016                   12,355                         13,421
  10/31/2016                   12,508                         13,160
  11/30/2016                   12,570                         12,949
  12/31/2016                   12,983                         13,372
   1/31/2017                   13,541                         13,770
   2/28/2017                   13,448                         13,929
   3/31/2017                   13,753                         14,283
   4/30/2017                   13,947                         14,586
   5/31/2017                   14,188                         15,073
   6/30/2017                   14,338                         15,087
   7/31/2017                   15,009                         15,536
   8/31/2017                   14,993                         15,532
   9/30/2017                   15,528                         15,935
  10/31/2017                   15,805                         16,153
  11/30/2017                   15,956                         16,316
  12/31/2017                   16,370                         16,609
   1/31/2018                   17,329                         17,383
   2/28/2018                   16,354                         16,557
   3/31/2018                   16,153                         16,271
   4/30/2018                   16,586                         16,644
   5/31/2018                   15,985                         16,329
   6/30/2018                   15,621                         16,150
   7/31/2018                   16,117                         16,546
   8/31/2018                   15,548                         16,233
   9/30/2018                   15,822                         16,360
  10/31/2018                   14,491                         15,060
  11/30/2018                   14,384                         15,047
  12/31/2018                   13,507                         14,269
   1/31/2019                   14,568                         15,287
   2/28/2019                   14,814                         15,680
   3/31/2019                   14,650                         15,760
   4/30/2019                   15,127                         16,206
   5/31/2019                   13,987                         15,440
   6/30/2019                   14,866                         16,357            Past performance is not predictive
   7/31/2019                   14,380                         16,160            of future performance.
   8/31/2019                   13,790                         15,763
   9/30/2019                   14,491                         16,205            The returns shown do not reflect
  10/31/2019                   14,979                         16,729            the deduction of taxes that a
                                                                                shareholder would pay on fund
                                                                                distributions or the redemption of
             AVERAGE ANNUAL         ONE         FIVE         TEN                fund shares.
             TOTAL RETURN           YEAR        YEARS       YEARS
             -----------------------------------------------------------        MSCI data copyright MSCI 2019,
                                    3.37%       2.45%       4.12%               all rights reserved.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2019

   Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

                        12 MONTHS ENDED OCTOBER 31, 2019
                        --------------------------------
                                                         RETURN
                                                         IN U.S.
                                                         DOLLARS
                                                         -------
                MSCI World ex USA Index.................  11.08%
                MSCI World ex USA Mid Cap Index.........  10.71%
                MSCI World ex USA Small Cap Index.......   8.61%
                MSCI World ex USA Value Index...........   5.95%
                MSCI World ex USA Growth Index..........  16.25%

   For the 12 Months Ended October 31, 2019, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

                       12 MONTHS ENDED OCTOBER 31, 2019
                       --------------------------------
                                                                  RETURN
                                                           LOCAL  IN U.S.
      TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  RETURN DOLLARS
      ---------------------------------------------------  ------ -------
      Japan...............................................  4.57%   9.16%
      United Kingdom......................................  5.73%   7.08%
      France.............................................. 14.29%  12.54%
      Canada.............................................. 11.54%  11.45%
      Switzerland......................................... 16.43%  18.69%
      Germany.............................................  9.14%   7.46%
      Australia........................................... 20.12%  16.76%
      Netherlands......................................... 21.77%  20.09%
      Hong Kong........................................... 15.60%  15.63%
      Spain...............................................  7.47%   5.82%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2019, all rights reserved.

   Emerging markets had positive performance for the period, outperforming non-U.S. developed markets but underperforming the U.S. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices.

                        12 MONTHS ENDED OCTOBER 31, 2019
                        --------------------------------
                                                         RETURN
                                                         IN U.S.
                                                         DOLLARS
                                                         -------
                MSCI Emerging Markets Index.............  11.86%
                MSCI Emerging Markets Mid Cap Index.....  11.08%
                MSCI Emerging Markets Small Cap Index...   9.69%
                MSCI Emerging Markets Value Index.......   6.00%
                MSCI Emerging Markets Growth Index......  17.97%

   For the 12 Months Ended October 31, 2019, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of emerging markets.

                        12 MONTHS ENDED OCTOBER 31, 2019
                        --------------------------------
                                                               RETURN
                                                        LOCAL  IN U.S.
          TEN LARGEST EMERGING MARKETS BY MARKET CAP    RETURN DOLLARS
          ------------------------------------------    ------ -------
          China........................................ 12.94%  12.90%
          Korea........................................  7.43%   5.22%
          Taiwan....................................... 20.39%  22.38%
          India........................................ 12.67%  17.46%
          Brazil....................................... 22.35%  13.21%
          South Africa................................. 10.59%   8.41%
          Russia....................................... 31.36%  34.30%
          Thailand..................................... -4.10%   5.28%
          Mexico.......................................  1.02%   6.71%
          Saudi Arabia................................. -1.29%  -1.27%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2019, all rights reserved.

   For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2019, these differences generally detracted from the Portfolios' relative performance.

DFA INTERNATIONAL VALUE PORTFOLIO

   The DFA International Value Portfolio invests in developed ex U.S. large company value stocks by purchasing shares of the DFA International Value Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher-profitability within the large-cap value segment of developed ex U.S. markets. As of October 31, 2019, the Master Fund held approximately 550 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2019, total returns were 3.13% for the Portfolio's Class R2 shares, 3.37% for the Portfolio's Institutional
Class shares, and 11.08% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks underperforming high relative price (growth) stocks for the period, the Master Fund's focus on value stocks detracted from performance relative to the style-neutral benchmark.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                              SIX MONTHS ENDED OCTOBER 31, 2019

EXPENSE TABLE

                                         BEGINNING  ENDING               EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                           VALUE    VALUE     EXPENSE     DURING
                                         05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                         --------- --------- ---------- ----------
DFA INTERNATIONAL VALUE PORTFOLIO (2)
-------------------------------------
Actual Fund Return
   Class R2 Shares...................... $1,000.00 $  988.90    0.69%     $3.46
   Institutional Class Shares........... $1,000.00 $  990.30    0.44%     $2.21
Hypothetical 5% Annual Return
   Class R2 Shares...................... $1,000.00 $1,021.73    0.69%     $3.52
   Institutional Class Shares........... $1,000.00 $1,022.99    0.44%     $2.24

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.
(2)The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on September 27, 2019. They are available upon request, without charge, by calling collect:
(512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

FEEDER FUND

                                                       AFFILIATED
                                                       INVESTMENT
                                                        COMPANY
                                                       ----------
               DFA International Value Portfolio......   100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                                     VALUE+
                                                                                 --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust
  Company....................................................................... $9,180,421,680
                                                                                 --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES............................ $9,180,421,680
                                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                             DFA
                                                                        INTERNATIONAL
                                                                       VALUE PORTFOLIO
                                                                       ---------------
ASSETS:
Investments in Affiliated Investment Company at Value................. $    9,180,422
Receivables:
   Fund Shares Sold...................................................          4,011
Prepaid Expenses and Other Assets.....................................             77
                                                                       --------------
       Total Assets...................................................      9,184,510
                                                                       --------------
LIABILITIES:
Payables:
   Fund Shares Redeemed...............................................          7,675
   Due to Advisor.....................................................          1,527
Accrued Expenses and Other Liabilities................................            639
                                                                       --------------
       Total Liabilities..............................................          9,841
                                                                       --------------
NET ASSETS............................................................ $    9,174,669
                                                                       ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $1,191 and shares
  outstanding of 69,521............................................... $        17.13
                                                                       ==============
NUMBER OF SHARES AUTHORIZED...........................................    100,000,000
                                                                       ==============
Institutional Class Shares -- based on net assets of $9,173,478 and
  shares outstanding of 534,006,389................................... $        17.18
                                                                       ==============
NUMBER OF SHARES AUTHORIZED...........................................  1,500,000,000
                                                                       ==============
NET ASSETS CONSIST OF:
Paid-In Capital....................................................... $    9,065,218
Total Distributable Earnings (Loss)...................................        109,451
                                                                       --------------
NET ASSETS............................................................ $    9,174,669
                                                                       ==============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019
                            (AMOUNTS IN THOUSANDS)

                                                                                    DFA
                                                                               INTERNATIONAL
                                                                              VALUE PORTFOLIO*
                                                                              ----------------
INVESTMENT INCOME
Net Investment Income Allocated from Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $37,181)......................     $373,583
   Income from Securities Lending............................................        5,387
   Expenses Allocated from Affiliated Investment Companies...................      (19,376)
                                                                                  --------
          Total Net Investment Income Allocated from Affiliated
            Investment Companies:............................................      359,594
                                                                                  --------
FUND EXPENSES
   Investment Management Fees................................................       36,663
   Accounting & Transfer Agent Fees..........................................        1,102
   Shareholder Servicing Fees
       Class R2 Shares.......................................................            3
   Filing Fees...............................................................          233
   Shareholders' Reports.....................................................          423
   Directors'/Trustees' Fees & Expenses......................................           54
   Professional Fees.........................................................           30
   Other.....................................................................           56
                                                                                  --------
          Total Fund Expenses................................................       38,564
                                                                                  --------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
     Fees Recovered by Advisor (Note C)......................................
       Class R2 Shares.......................................................           (3)
       Institutional Class Shares............................................      (18,329)
                                                                                  --------
   Net Expenses..............................................................       20,232
                                                                                  --------
   NET INVESTMENT INCOME (LOSS)..............................................      339,362
                                                                                  --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Transactions Allocated from Affiliated Investment Company**...........      (12,764)
   Change in Unrealized Appreciation (Depreciation) of:
       Transactions Allocated from Affiliated Investment Company.............      (37,240)
                                                                                  --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...................................      (50,004)
                                                                                  --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..............     $289,358
                                                                                  ========

--------
** Net of foreign capital gain taxes withheld of $0.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                   DFA INTERNATIONAL VALUE
                                                                                          PORTFOLIO
                                                                                  ------------------------
                                                                                     YEAR         YEAR
                                                                                     ENDED        ENDED
                                                                                    OCT 31,      OCT 31,
                                                                                     2019         2018
                                                                                  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................................. $   339,362  $   305,317
   Net Realized Gain (Loss) on:
       Transactions Allocated from Affiliated Investment Company*,**.............     (12,764)     328,393
   Change in Unrealized Appreciation (Depreciation) of:
       Transactions Allocated from Affiliated Investment Company.................     (37,240)  (1,489,950)
                                                                                  -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting from Operations........     289,358     (856,240)
                                                                                  -----------  -----------
Distributions:
       Class R2 Shares...........................................................         (83)        (102)
       Institutional Class Shares................................................    (576,705)    (298,099)
                                                                                  -----------  -----------
          Total Distributions....................................................    (576,788)    (298,201)
                                                                                  -----------  -----------
Capital Share Transactions (1):
   Shares Issued.................................................................   2,071,367    2,071,557
   Shares Issued in Lieu of Cash Distributions...................................     562,384      289,379
   Shares Redeemed...............................................................  (2,595,094)  (1,624,192)
                                                                                  -----------  -----------
          Net Increase (Decrease) from Capital Share Transactions................      38,657      736,744
                                                                                  -----------  -----------
          Total Increase (Decrease) in Net Assets................................    (248,773)    (417,697)
NET ASSETS
   Beginning of Year.............................................................   9,423,442    9,841,139
                                                                                  -----------  -----------
   End of Year................................................................... $ 9,174,669  $ 9,423,442
                                                                                  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.................................................................     123,536      104,257
   Shares Issued in Lieu of Cash Distributions...................................      34,167       14,892
   Shares Redeemed...............................................................    (154,773)     (81,550)
                                                                                  -----------  -----------
          Net Increase (Decrease) from Shares Issued and Redeemed................       2,930       37,599
                                                                                  ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             DFA INTERNATIONAL VALUE PORTFOLIO-CLASS R2 SHARES
                                                                             -----------------------------------------------
                                                                              YEAR      YEAR      YEAR     YEAR       YEAR
                                                                              ENDED     ENDED     ENDED    ENDED      ENDED
                                                                             OCT 31,   OCT 31,   OCT 31,  OCT 31,    OCT 31,
                                                                              2019      2018      2017     2016       2015
                                                                             -------   -------   -------  -------   -------
Net Asset Value, Beginning of Year.......................................... $17.68    $19.89    $16.27   $16.93    $ 18.48
                                                                             ------    ------    ------   ------    -------
Income from Investment Operations(A)
------------------------------------
   Net Investment Income (Loss).............................................   0.58      0.54      0.55     0.53       0.51
   Net Gains (Losses) on Securities (Realized and Unrealized)...............  (0.10)    (2.21)     3.61    (0.65)     (1.55)
                                                                             ------    ------    ------   ------    -------
       Total from Investment Operations.....................................   0.48     (1.67)     4.16    (0.12)     (1.04)
                                                                             ------    ------    ------   ------    -------
Less Distributions:
-------------------
   Net Investment Income....................................................  (0.51)    (0.54)    (0.54)   (0.54)     (0.51)
   Net Realized Gains.......................................................  (0.52)       --        --       --         --
                                                                             ------    ------    ------   ------    -------
       Total Distributions..................................................  (1.03)    (0.54)    (0.54)   (0.54)     (0.51)
                                                                             ------    ------    ------   ------    -------
Net Asset Value, End of Year................................................ $17.13    $17.68    $19.89   $16.27    $ 16.93
                                                                             ======    ======    ======   ======    =======
Total Return................................................................   3.13%    (8.59%)   25.99%   (0.43%)    (5.78%)
                                                                             ------    ------    ------   ------    -------
Net Assets, End of Year (thousands)......................................... $1,191    $1,477    $3,508   $3,308    $10,404
Ratio of Expenses to Average Net Assets (C).................................   0.69%     0.68%     0.68%    0.68%      0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (C)......   0.89%     0.88%     0.88%    0.88%      0.73%
Ratio of Net Investment Income to Average Net Assets........................   3.43%     2.72%     3.07%     3.4%      2.81%
                                                                             ------    ------    ------   ------    -------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                            DFA INTERNATIONAL VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                           ------------------------------------------------------------
                                                              YEAR        YEAR         YEAR        YEAR         YEAR
                                                              ENDED       ENDED        ENDED       ENDED        ENDED
                                                             OCT 31,     OCT 31,      OCT 31,     OCT 31,      OCT 31,
                                                              2019        2018         2017        2016         2015
                                                           ----------  ----------   ----------  ----------   ----------
Net Asset Value, Beginning of Year........................ $    17.74  $    19.94   $    16.30  $    16.92   $    18.47
                                                           ----------  ----------   ----------  ----------   ----------
Income (loss) from Investment Operations(A)
-------------------------------------------
   Net Investment Income (Loss)...........................       0.63        0.60         0.56        0.55         0.56
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..........................................      (0.11)      (2.21)        3.66       (0.63)       (1.56)
                                                           ----------  ----------   ----------  ----------   ----------
       Total from Investment Operations...................       0.52       (1.61)        4.22       (0.08)       (1.00)
                                                           ----------  ----------   ----------  ----------   ----------
Less Distributions:
-------------------
   Net Investment Income..................................      (0.56)      (0.59)       (0.58)      (0.54)       (0.55)
   Net Realized Gains.....................................      (0.52)         --           --          --           --
                                                           ----------  ----------   ----------  ----------   ----------
       Total Distributions................................      (1.08)      (0.59)       (0.58)      (0.54)       (0.55)
                                                           ----------  ----------   ----------  ----------   ----------
Net Asset Value, End of Year.............................. $    17.18  $    17.74   $    19.94  $    16.30   $    16.92
                                                           ==========  ==========   ==========  ==========   ==========
Total Return..............................................       3.37%      (8.32%)      26.36%      (0.20%)      (5.58%)
                                                           ----------  ----------   ----------  ----------   ----------
Net Assets, End of Year (thousands)....................... $9,173,478  $9,421,965   $9,837,631  $7,270,665   $6,795,481
Ratio of Expenses to Average Net Assets (C)...............       0.44%       0.43%        0.43%       0.43%        0.43%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously
  Waived Fees Recovered by Advisor and (Fees Paid
  Indirectly)) (C)........................................       0.64%       0.63%        0.63%       0.63%        0.49%
Ratio of Net Investment Income to Average Net Assets......       3.70%       3.01%        3.12%       3.51%        3.10%
                                                           ----------  ----------   ----------  ----------   ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twelve portfolios, one of which, the DFA International Value Portfolio (the "Portfolio"), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

   The Portfolio invests substantially all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. As of October 31, 2019, the Portfolio owned 74% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   The Portfolio's investment reflects its proportionate interests in the net assets of the Series. The valuation is classified as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2019, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board of Directors, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2019, the Portfolio's investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

       DFA International Value Portfolio........................... 0.40%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. A portion of the Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2020, may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Portfolio, as described in the notes below, will remain in effect permanently, unless terminated by the Portfolio. During the year ended October 31, 2019, the Portfolio had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2019, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2019, are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolio, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the Fee Waiver Agreement, prior year waived fees and/or expenses assumed can be recaptured only if the expense ratio following such recapture would be less than the expense cap that was in place when such prior year fees were waived and/or expenses assumed, and less than the current expense cap in place for the Portfolio.

                                                                                                 NET WAIVED FEES/
                                                                                     RECOVERY    EXPENSES ASSUMED
                                                                                   OF PREVIOUSLY    (RECOVERED
                                                              EXPENSE     TOTAL    WAIVED FEES/  PREVIOUSLY WAIVED
                                                             LIMITATION MANAGEMENT   EXPENSES      FEES/EXPENSES
INSTITUTIONAL CLASS SHARES                                     AMOUNT   FEE LIMIT     ASSUMED        ASSUMED)
--------------------------                                   ---------- ---------- ------------- -----------------
DFA INTERNATIONAL VALUE PORTFOLIO (1).......................      --       0.40%        --            $18,329

CLASS R2 SHARES
---------------
DFA INTERNATIONAL VALUE PORTFOLIO (2).......................    0.79%      0.40%        --                  3

                                                                PREVIOUSLY
                                                               WAIVED FEES/
                                                             EXPENSES ASSUMED
                                                             SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                                       RECOVERY
--------------------------                                   -----------------
DFA INTERNATIONAL VALUE PORTFOLIO (1).......................        --

CLASS R2 SHARES
---------------
DFA INTERNATIONAL VALUE PORTFOLIO (2).......................        --

(1)The Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis.
(2)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to 0.40% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the "Annualized Expense Ratio"). At any time that the annualized expenses of Class R2 shares of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery is within thirty-six months and does not cause the annualized expense ratio of Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio identified above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2019, the total related amounts paid by the Fund to the CCO were $30 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2019, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amount in thousands):

               DFA International Value Portfolio............ $297

E. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies," were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

                                   NET INVESTMENT
                                     INCOME AND
                                     SHORT-TERM     LONG-TERM   TAX EXEMPT
                                   CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                   -------------- ------------- ---------- --------
DFA International Value Portfolio
2018..............................    $298,200            --        --     $298,200
2019..............................     302,955      $273,833        --      576,788

   As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                  NET INVESTMENT
                                    INCOME AND
                                    SHORT-TERM     LONG-TERM
                                  CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                  -------------- ------------- -------
         DFA International Value
           Portfolio.............    $(2,159)         --       $(2,159)

   As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                             UNDISTRIBUTED
                                                             NET INVESTMENT
                                                               INCOME AND   UNDISTRIBUTED                 UNREALIZED
                                                               SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION
                                                             CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)
                                                             -------------- ------------- ------------- --------------
DFA International Value Portfolio...........................    $63,472          --         $(13,753)      $60,237

                                                               TOTAL NET
                                                             DISTRIBUTABLE
                                                               EARNINGS
                                                             (ACCUMULATED
                                                                LOSSES)
                                                             -------------
DFA International Value Portfolio...........................   $109,956

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

                                                      UNLIMITED  TOTAL
                                                      --------- -------
        DFA International Value Portfolio............  $13,753  $13,753

   As of October 31, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                          NET
                                                                                       UNREALIZED
                                               FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                               TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                              ---------- ------------ -------------- --------------
DFA International Value Portfolio............ $9,121,084   $60,162          --          $60,162

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                    YEAR ENDED            YEAR ENDED
                                                 OCTOBER 31, 2019      OCTOBER 31, 2018
                                              ---------------------  --------------------
                                                 AMOUNT     SHARES      AMOUNT     SHARES
                                              -----------  --------  -----------  -------
DFA INTERNATIONAL VALUE PORTFOLIO
Class R2 Shares
   Shares Issued............................. $       409        25  $     2,206      111
   Shares Issued in Lieu of Cash
     Distributions...........................          83         5          102        5
   Shares Redeemed...........................        (766)      (44)      (3,878)    (209)
                                              -----------  --------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares... $      (274)      (14) $    (1,570)     (93)
                                              ===========  ========  ===========  =======
Institutional Class Shares
   Shares Issued............................. $ 2,070,958   123,511  $ 2,069,351  104,146
   Shares Issued in Lieu of Cash
     Distributions...........................     562,301    34,162      289,277   14,887
   Shares Redeemed...........................  (2,594,328) (154,729)  (1,620,314) (81,341)
                                              -----------  --------  -----------  -------
Net Increase (Decrease) -- Institutional
  Class Shares............................... $    38,931     2,944  $   738,314   37,692
                                              ===========  ========  ===========  =======

G. SHAREHOLDER SERVICING FEES:

   The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

H. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio's early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.

J. OTHER:

   As of October 31, 2019, the following number of shareholders held the following approximate percentages of the Portfolio's outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                               APPROXIMATE
                                                                PERCENTAGE
                                                  NUMBER OF   OF OUTSTANDING
                                                 SHAREHOLDERS     SHARES
                                                 ------------ --------------
   DFA International Value Portfolio-Class R2...      5             97%
   DFA International Value
     Portfolio-Institutional Class..............      4             73%

   The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

K. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of DFA International Value Portfolio

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of DFA International Value Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended
October 31, 2019 and the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on the Portfolio's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of the security owned as of October 31, 2019 by correspondence with the transfer agent of the investee fund. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2019

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                  [CHART]


                           The DFA International          MSCI World ex
                                Value Series        USA Index (net dividends)
                           ---------------------    -------------------------
  10/31/2009                     $10,000                    $10,000
  11/30/2009                      10,298                     10,247
  12/31/2009                      10,414                     10,411
   1/31/2010                       9,812                      9,923
   2/28/2010                       9,851                      9,913
   3/31/2010                      10,628                     10,551
   4/30/2010                      10,447                     10,394
   5/31/2010                       9,223                      9,247
   6/30/2010                       9,061                      9,113
   7/31/2010                      10,194                      9,955
   8/31/2010                       9,696                      9,658
   9/30/2010                      10,738                     10,584
  10/31/2010                      11,113                     10,961
  11/30/2010                      10,557                     10,497
  12/31/2010                      11,540                     11,342
   1/31/2011                      12,032                     11,586
   2/28/2011                      12,434                     12,016
   3/31/2011                      12,091                     11,775
   4/30/2011                      12,738                     12,417
   5/31/2011                      12,278                     12,049
   6/30/2011                      12,110                     11,877
   7/31/2011                      11,722                     11,681
   8/31/2011                      10,466                     10,694
   9/30/2011                       9,320                      9,620
  10/31/2011                      10,220                     10,555
  11/30/2011                       9,883                     10,067
  12/31/2011                       9,618                      9,958
   1/31/2012                      10,265                     10,495
   2/29/2012                      10,803                     11,072
   3/31/2012                      10,712                     10,990
   4/30/2012                      10,330                     10,804
   5/31/2012                       9,055                      9,572
   6/30/2012                       9,696                     10,199
   7/31/2012                       9,657                     10,326
   8/31/2012                      10,058                     10,621
   9/30/2012                      10,414                     10,943
  10/31/2012                      10,544                     11,020
  11/30/2012                      10,712                     11,252
  12/31/2012                      11,236                     11,592
   1/31/2013                      11,767                     12,162
   2/28/2013                      11,411                     12,041
   3/31/2013                      11,450                     12,136
   4/30/2013                      12,013                     12,689
   5/31/2013                      11,871                     12,405
   6/30/2013                      11,450                     11,940
   7/31/2013                      12,233                     12,575
   8/31/2013                      12,149                     12,413
   9/30/2013                      13,061                     13,291
  10/31/2013                      13,515                     13,737
  11/30/2013                      13,566                     13,821
  12/31/2013                      13,864                     14,029
   1/31/2014                      13,359                     13,463
   2/28/2014                      14,123                     14,197
   3/31/2014                      14,019                     14,134
   4/30/2014                      14,259                     14,357
   5/31/2014                      14,421                     14,579
   6/30/2014                      14,595                     14,786
   7/31/2014                      14,272                     14,522
   8/31/2014                      14,278                     14,534
   9/30/2014                      13,650                     13,937
  10/31/2014                      13,417                     13,715
  11/30/2014                      13,424                     13,884
  12/31/2014                      12,926                     13,422
   1/31/2015                      12,841                     13,375
   2/28/2015                      13,761                     14,174
   3/31/2015                      13,469                     13,937
   4/30/2015                      14,207                     14,540
   5/31/2015                      14,214                     14,414
   6/30/2015                      13,806                     14,005
   7/31/2015                      13,670                     14,227
   8/31/2015                      12,654                     13,190
   9/30/2015                      11,793                     12,524
  10/31/2015                      12,699                     13,467
  11/30/2015                      12,531                     13,252
  12/31/2015                      12,129                     13,015
   1/31/2016                      11,184                     12,119
   2/29/2016                      10,828                     11,949
   3/31/2016                      11,650                     12,761
   4/30/2016                      12,214                     13,171
   5/31/2016                      11,987                     13,022
   6/30/2016                      11,553                     12,626
   7/31/2016                      12,065                     13,248
   8/31/2016                      12,388                     13,260
   9/30/2016                      12,524                     13,421
  10/31/2016                      12,686                     13,160
  11/30/2016                      12,744                     12,949
  12/31/2016                      13,172                     13,372
   1/31/2017                      13,735                     13,770
   2/28/2017                      13,644                     13,929
   3/31/2017                      13,948                     14,283
   4/30/2017                      14,149                     14,586
   5/31/2017                      14,395                     15,073
   6/30/2017                      14,550                     15,087
   7/31/2017                      15,236                     15,536
   8/31/2017                      15,223                     15,532
   9/30/2017                      15,767                     15,935
  10/31/2017                      16,052                     16,153
  11/30/2017                      16,214                     16,316
  12/31/2017                      16,634                     16,609
   1/31/2018                      17,612                     17,383
   2/28/2018                      16,621                     16,557
   3/31/2018                      16,427                     16,271
   4/30/2018                      16,867                     16,644
   5/31/2018                      16,259                     16,329
   6/30/2018                      15,890                     16,150
   7/31/2018                      16,395                     16,546
   8/31/2018                      15,825                     16,233
   9/30/2018                      16,104                     16,360
  10/31/2018                      14,751                     15,060
  11/30/2018                      14,641                     15,047
  12/31/2018                      13,761                     14,269
   1/31/2019                      14,835                     15,287
   2/28/2019                      15,087                     15,680
   3/31/2019                      14,926                     15,760
   4/30/2019                      15,411                     16,206
   5/31/2019                      14,252                     15,440              Past performance is not predictive
   6/30/2019                      15,152                     16,357              of future performance.
   7/31/2019                      14,660                     16,160
   8/31/2019                      14,058                     15,763              The returns shown do not reflect
   9/30/2019                      14,777                     16,205              the deduction of taxes that a
  10/31/2019                      15,282                     16,729              shareholder would pay on fund
                                                                                 distributions or the redemption of
             AVERAGE ANNUAL         ONE          FIVE         TEN                fund shares.
             TOTAL RETURN           YEAR         YEARS       YEARS
             ------------------------------------------------------------        MSCI data copyright MSCI 2019,
                                    3.60%        2.64%       4.33%               all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE JAPANESE SMALL COMPANY SERIES VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                      [CHART]


                    The Japanese Small Company   MSCI Japan Small Cap Index
                              Series                  (net dividends)
                     -------------------------   --------------------------
  10/31/2009                 $10,000                     $10,000
  11/30/2009                   9,594                       9,643
  12/31/2009                   9,558                       9,462
   1/31/2010                   9,690                       9,667
   2/28/2010                   9,881                       9,850
   3/31/2010                  10,382                      10,298
   4/30/2010                  10,692                      10,577
   5/31/2010                   9,797                       9,844
   6/30/2010                   9,952                       9,887
   7/31/2010                  10,131                      10,007
   8/31/2010                   9,857                       9,795
   9/30/2010                  10,286                      10,196
  10/31/2010                  10,072                      10,112
  11/30/2010                  10,322                      10,309
  12/31/2010                  11,277                      11,349
   1/31/2011                  11,539                      11,484
   2/28/2011                  12,076                      11,946
   3/31/2011                  11,325                      11,209
   4/30/2011                  11,265                      11,219
   5/31/2011                  11,074                      11,052
   6/30/2011                  11,635                      11,464
   7/31/2011                  12,064                      11,940
   8/31/2011                  11,742                      11,452
   9/30/2011                  11,683                      11,462
  10/31/2011                  11,086                      11,039
  11/30/2011                  11,265                      10,740
  12/31/2011                  11,205                      10,908
   1/31/2012                  11,921                      11,356
   2/29/2012                  11,933                      11,479
   3/31/2012                  12,279                      11,786
   4/30/2012                  12,029                      11,615
   5/31/2012                  11,026                      10,650
   6/30/2012                  11,611                      11,105
   7/31/2012                  11,217                      10,931
   8/31/2012                  11,229                      10,869
   9/30/2012                  11,384                      11,169
  10/31/2012                  11,146                      10,928
  11/30/2012                  11,313                      11,003
  12/31/2012                  11,730                      11,345
   1/31/2013                  12,100                      11,770
   2/28/2013                  12,399                      12,169
   3/31/2013                  13,353                      13,152
   4/30/2013                  14,057                      14,017
   5/31/2013                  12,912                      12,906
   6/30/2013                  13,031                      12,871
   7/31/2013                  13,341                      13,081
   8/31/2013                  13,043                      12,904
   9/30/2013                  14,523                      14,373
  10/31/2013                  14,558                      14,314
  11/30/2013                  14,451                      14,219
  12/31/2013                  14,558                      14,334
   1/31/2014                  14,415                      14,292
   2/28/2014                  14,356                      13,975
   3/31/2014                  14,427                      14,011
   4/30/2014                  14,212                      13,751
   5/31/2014                  14,582                      14,201
   6/30/2014                  15,621                      15,207
   7/31/2014                  15,525                      15,289
   8/31/2014                  15,668                      15,179
   9/30/2014                  15,191                      14,672
  10/31/2014                  14,916                      14,279
  11/30/2014                  14,356                      14,118
  12/31/2014                  14,487                      14,266
   1/31/2015                  14,845                      14,745
   2/28/2015                  15,453                      15,276
   3/31/2015                  15,656                      15,571
   4/30/2015                  16,038                      15,862
   5/31/2015                  16,205                      16,050
   6/30/2015                  16,539                      16,284
   7/31/2015                  16,444                      16,221
   8/31/2015                  15,943                      15,666
   9/30/2015                  15,453                      15,103
  10/31/2015                  16,265                      16,111
  11/30/2015                  16,635                      16,317
  12/31/2015                  16,575                      16,452
   1/31/2016                  15,752                      15,404
   2/29/2016                  15,203                      15,245
   3/31/2016                  16,193                      16,196
   4/30/2016                  16,396                      16,901
   5/31/2016                  16,814                      16,905
   6/30/2016                  16,742                      16,805
   7/31/2016                  17,649                      17,706
   8/31/2016                  17,232                      17,079
   9/30/2016                  18,282                      18,000
  10/31/2016                  18,628                      18,240
  11/30/2016                  18,031                      17,382
  12/31/2016                  18,174                      17,697
   1/31/2017                  18,974                      18,365
   2/28/2017                  19,618                      18,929
   3/31/2017                  19,726                      18,895
   4/30/2017                  19,952                      19,218
   5/31/2017                  20,704                      19,925
   6/30/2017                  21,169                      20,112
   7/31/2017                  21,850                      20,648
   8/31/2017                  22,327                      21,033
   9/30/2017                  22,828                      21,366
  10/31/2017                  23,675                      22,098
  11/30/2017                  24,272                      22,875
  12/31/2017                  24,761                      23,228
   1/31/2018                  25,943                      24,214
   2/28/2018                  25,370                      23,921
   3/31/2018                  25,203                      23,715
   4/30/2018                  25,155                      23,747
   5/31/2018                  24,833                      23,694
   6/30/2018                  24,177                      22,968
   7/31/2018                  24,165                      22,769
   8/31/2018                  23,819                      22,623
   9/30/2018                  24,236                      22,938
  10/31/2018                  21,909                      20,769
  11/30/2018                  22,351                      21,333
  12/31/2018                  20,012                      19,514
   1/31/2019                  21,062                      20,582
   2/28/2019                  21,420                      20,814
   3/31/2019                  21,253                      20,901
   4/30/2019                  21,599                      21,084
   5/31/2019                  20,453                      20,225
   6/30/2019                  21,265                      20,718               Past performance is not predictive
   7/31/2019                  21,289                      20,985               of future performance.
   8/31/2019                  20,740                      20,782
   9/30/2019                  21,671                      21,536               The returns shown do not reflect
  10/31/2019                  22,888                      22,702               the deduction of taxes that a
                                                                               shareholder would pay on fund
                                                                               distributions or the redemption of
             AVERAGE ANNUAL        ONE         FIVE         TEN                fund shares.
             TOTAL RETURN          YEAR        YEARS       YEARS
             ----------------------------------------------------------        MSCI data copyright MSCI 2019,
                                   4.47%       8.94%       8.63%               all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE ASIA PACIFIC SMALL COMPANY SERIES VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                      [CHART]

                    The Asia Pacific            MSCI Pacific ex Japan
                  Small Company Series     Small Cap Index (net dividends)
                  --------------------     -------------------------------
  10/31/2009            $10,000                      $10,000
  11/30/2009             10,467                       10,288
  12/31/2009             10,744                       10,699
   1/31/2010             10,163                       10,015
   2/28/2010             10,345                       10,140
   3/31/2010             11,199                       10,976
   4/30/2010             11,354                       11,283
   5/31/2010              9,784                        9,579
   6/30/2010              9,666                        9,524
   7/31/2010             10,740                       10,494
   8/31/2010             10,728                       10,470
   9/30/2010             12,356                       12,042
  10/31/2010             12,891                       12,577
  11/30/2010             12,720                       12,409
  12/31/2010             13,968                       13,661
   1/31/2011             13,672                       13,264
   2/28/2011             13,759                       13,336
   3/31/2011             14,052                       13,746
   4/30/2011             14,651                       14,302
   5/31/2011             14,219                       13,974
   6/30/2011             13,741                       13,478
   7/31/2011             13,968                       13,676
   8/31/2011             12,997                       12,725
   9/30/2011             10,573                       10,411
  10/31/2011             12,227                       12,117
  11/30/2011             11,901                       11,291
  12/31/2011             11,206                       10,929
   1/31/2012             12,367                       12,064
   2/29/2012             13,300                       13,002
   3/31/2012             13,111                       12,595
   4/30/2012             13,058                       12,663
   5/31/2012             11,430                       11,019
   6/30/2012             11,673                       11,173
   7/31/2012             11,847                       11,541
   8/31/2012             12,246                       11,725
   9/30/2012             12,853                       12,349
  10/31/2012             13,141                       12,603
  11/30/2012             13,331                       12,728
  12/31/2012             13,957                       13,047
   1/31/2013             14,659                       13,739
   2/28/2013             14,723                       13,902
   3/31/2013             14,788                       13,937
   4/30/2013             14,545                       13,826
   5/31/2013             13,467                       12,809
   6/30/2013             12,515                       11,713
   7/31/2013             13,134                       12,181
   8/31/2013             13,240                       12,287
   9/30/2013             14,169                       13,232
  10/31/2013             14,583                       13,464
  11/30/2013             14,071                       12,895
  12/31/2013             14,245                       12,957
   1/31/2014             13,574                       12,356
   2/28/2014             14,359                       13,021
   3/31/2014             14,571                       13,261
   4/30/2014             14,609                       13,348
   5/31/2014             14,624                       13,457
   6/30/2014             14,738                       13,530
   7/31/2014             15,049                       13,825
   8/31/2014             15,285                       13,931
   9/30/2014             13,877                       12,651
  10/31/2014             14,078                       12,801
  11/30/2014             13,524                       12,395
  12/31/2014             13,134                       12,084
   1/31/2015             12,822                       11,846
   2/28/2015             13,448                       12,421
   3/31/2015             13,263                       12,197
   4/30/2015             14,336                       12,897
   5/31/2015             14,495                       12,834
   6/30/2015             13,475                       11,910
   7/31/2015             12,819                       11,372
   8/31/2015             11,726                       10,312
   9/30/2015             11,559                       10,099
  10/31/2015             12,413                       10,923
  11/30/2015             12,375                       10,832
  12/31/2015             12,720                       11,016
   1/31/2016             11,798                       10,059
   2/29/2016             11,976                       10,305
   3/31/2016             13,407                       11,494
   4/30/2016             13,589                       11,701
   5/31/2016             13,441                       11,506
   6/30/2016             13,665                       11,584
   7/31/2016             14,609                       12,441
   8/31/2016             14,507                       12,348
   9/30/2016             14,939                       12,606
  10/31/2016             14,484                       12,076
  11/30/2016             14,203                       11,883
  12/31/2016             14,052                       11,841
   1/31/2017             14,689                       12,222
   2/28/2017             15,106                       12,572
   3/31/2017             15,364                       12,757
   4/30/2017             15,216                       12,705
   5/31/2017             15,201                       12,784
   6/30/2017             15,770                       13,179
   7/31/2017             16,275                       13,502
   8/31/2017             16,449                       13,656
   9/30/2017             16,457                       13,740
  10/31/2017             16,832                       14,099
  11/30/2017             17,037                       14,365
  12/31/2017             17,656                       14,918
   1/31/2018             18,403                       15,569
   2/28/2018             17,803                       15,086
   3/31/2018             17,553                       14,646
   4/30/2018             17,500                       14,719
   5/31/2018             17,800                       14,789
   6/30/2018             17,284                       14,364
   7/31/2018             17,337                       14,394
   8/31/2018             16,946                       14,158
   9/30/2018             16,946                       14,139
  10/31/2018             15,463                       12,830
  11/30/2018             15,854                       13,186
  12/31/2018             14,989                       12,509
   1/31/2019             16,074                       13,575
   2/28/2019             16,646                       13,982
   3/31/2019             16,688                       14,069
   4/30/2019             16,976                       14,262
   5/31/2019             16,161                       13,730                  Past performance is not predictive
   6/30/2019             16,597                       14,354                  of future performance.
   7/31/2019             16,574                       14,536
   8/31/2019             15,554                       13,815                  The returns shown do not reflect
   9/30/2019             15,960                       14,058                  the deduction of taxes that a
  10/31/2019             16,278                       14,256                  shareholder would pay on fund
                                                                              distributions or the redemption of
            AVERAGE ANNUAL        ONE         FIVE         TEN                fund shares.
            TOTAL RETURN          YEAR        YEARS       YEARS
            ----------------------------------------------------------        MSCI data copyright MSCI 2019,
                                  5.27%       2.95%       4.99%               all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE UNITED KINGDOM SMALL COMPANY SERIES VS.
MSCI UNITED KINGDOM SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                  [CHART]

                        The United Kingdom          MSCI United Kingdom Small
                       Small Company Series         cap Index (net dividends)
                   ----------------------------     -------------------------
 10/31/2009                   $10,000                       $10,000
 11/30/2009                     9,971                         9,896
 12/31/2009                    10,180                        10,140
  1/31/2010                    10,081                        10,093
  2/28/2010                     9,735                         9,641
  3/31/2010                    10,552                        10,491
  4/30/2010                    10,942                        10,910
  5/31/2010                     9,706                         9,598
  6/30/2010                     9,890                         9,640
  7/31/2010                    11,225                        10,799
  8/31/2010                    10,813                        10,506
  9/30/2010                    11,968                        11,664
 10/31/2010                    12,594                        12,161
 11/30/2010                    11,976                        11,654
 12/31/2010                    13,201                        12,874
  1/31/2011                    13,392                        12,998
  2/28/2011                    13,797                        13,341
  3/31/2011                    13,543                        13,111
  4/30/2011                    14,742                        14,313
  5/31/2011                    14,654                        14,131
  6/30/2011                    14,187                        13,655
  7/31/2011                    14,095                        13,618
  8/31/2011                    12,689                        12,229
  9/30/2011                    11,409                        10,939
 10/31/2011                    12,620                        12,134
 11/30/2011                    12,237                        11,663
 12/31/2011                    11,858                        11,274
  1/31/2012                    12,907                        12,418
  2/29/2012                    13,959                        13,571
  3/31/2012                    14,264                        13,616
  4/30/2012                    14,511                        13,847
  5/31/2012                    12,877                        12,132
  6/30/2012                    13,510                        12,709
  7/31/2012                    13,738                        12,941
  8/31/2012                    14,492                        13,626
  9/30/2012                    15,239                        14,353
 10/31/2012                    15,574                        14,650
 11/30/2012                    15,673                        14,655
 12/31/2012                    16,538                        15,330
  1/31/2013                    16,832                        15,733
  2/28/2013                    16,987                        15,822
  3/31/2013                    17,494                        16,248
  4/30/2013                    17,940                        16,654
  5/31/2013                    18,109                        16,879
  6/30/2013                    17,712                        16,270
  7/31/2013                    19,213                        17,625
  8/31/2013                    19,352                        17,867
  9/30/2013                    20,662                        19,208
 10/31/2013                    21,402                        19,884
 11/30/2013                    21,891                        20,352
 12/31/2013                    23,102                        21,335
  1/31/2014                    22,557                        20,882
  2/28/2014                    24,584                        22,907
  3/31/2014                    23,830                        22,080
  4/30/2014                    23,440                        21,552
  5/31/2014                    23,422                        21,594
  6/30/2014                    23,403                        21,543
  7/31/2014                    22,678                        20,934
  8/31/2014                    23,024                        21,154
  9/30/2014                    21,711                        19,913
 10/31/2014                    21,663                        19,786
 11/30/2014                    21,497                        19,793
 12/31/2014                    21,847                        20,118
  1/31/2015                    21,358                        19,570
  2/28/2015                    23,366                        21,503
  3/31/2015                    22,156                        20,513
  4/30/2015                    23,554                        21,829
  5/31/2015                    24,742                        22,830
  6/30/2015                    24,680                        22,858
  7/31/2015                    24,731                        23,022
  8/31/2015                    23,694                        22,116
  9/30/2015                    22,980                        21,301
 10/31/2015                    23,819                        22,244
 11/30/2015                    23,782                        22,064
 12/31/2015                    23,532                        21,828
  1/31/2016                    21,670                        19,709
  2/29/2016                    21,284                        19,503
  3/31/2016                    22,561                        20,878
  4/30/2016                    22,678                        21,158
  5/31/2016                    23,046                        21,768
  6/30/2016                    20,143                        18,674
  7/31/2016                    21,233                        19,748
  8/31/2016                    21,689                        20,078
  9/30/2016                    21,718                        20,249
 10/31/2016                    20,052                        18,710
 11/30/2016                    20,533                        19,129
 12/31/2016                    20,931                        19,546
  1/31/2017                    21,600                        19,993
  2/28/2017                    21,932                        20,461
  3/31/2017                    22,498                        20,788
  4/30/2017                    24,205                        22,455
  5/31/2017                    24,470                        22,908
  6/30/2017                    23,988                        22,391
  7/31/2017                    24,934                        23,368
  8/31/2017                    24,485                        23,107
  9/30/2017                    25,765                        24,277
 10/31/2017                    26,041                        24,721
 11/30/2017                    26,019                        24,812
 12/31/2017                    27,001                        25,889
  1/31/2018                    27,870                        26,818
  2/28/2018                    25,964                        25,218
  3/31/2018                    26,405                        25,504
  4/30/2018                    27,259                        26,414
  5/31/2018                    27,211                        26,330
  6/30/2018                    26,976                        26,120
  7/31/2018                    26,832                        26,034
  8/31/2018                    26,424                        25,648
  9/30/2018                    26,118                        25,112
 10/31/2018                    23,723                        22,780
 11/30/2018                    23,068                        21,888
 12/31/2018                    21,762                        20,712
  1/31/2019                    24,040                        23,020
  2/28/2019                    25,007                        23,914
  3/31/2019                    24,757                        23,768
  4/30/2019                    25,986                        24,920
  5/31/2019                    24,102                        23,197
  6/30/2019                    24,864                        23,705              Past performance is not predictive
  7/31/2019                    23,966                        22,981              of future performance.
  8/31/2019                    23,642                        22,380
  9/30/2019                    24,798                        23,454              The returns shown do not reflect
 10/31/2019                    26,255                        24,923              the deduction of taxes that a
                                                                                 shareholder would pay on fund
                                                                                 distributions or the redemption of
            AVERAGE ANNUAL          ONE         FIVE         TEN                 fund shares.
            TOTAL RETURN            YEAR        YEARS       YEARS
            -------------------------------------------------------------        MSCI data copyright MSCI 2019,
                                   10.67%       3.92%       10.13%               all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE CONTINENTAL SMALL COMPANY SERIES VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                   [CHART]

                           The Continental            MSCI Europe ex UK Small
                        Small Company Series         cap Index (net dividends)
                    ----------------------------     -------------------------
  10/31/2009                   $10,000                       $10,000
  11/30/2009                    10,304                        10,206
  12/31/2009                    10,272                        10,252
   1/31/2010                    10,103                        10,115
   2/28/2010                     9,890                         9,827
   3/31/2010                    10,625                        10,624
   4/30/2010                    10,525                        10,557
   5/31/2010                     9,029                         8,924
   6/30/2010                     8,973                         8,790
   7/31/2010                    10,047                         9,844
   8/31/2010                     9,588                         9,376
   9/30/2010                    10,907                        10,823
  10/31/2010                    11,537                        11,517
  11/30/2010                    10,642                        10,644
  12/31/2010                    12,023                        12,135
   1/31/2011                    12,366                        12,409
   2/28/2011                    12,579                        12,619
   3/31/2011                    13,003                        13,045
   4/30/2011                    13,883                        13,956
   5/31/2011                    13,415                        13,424
   6/30/2011                    12,984                        12,991
   7/31/2011                    12,251                        12,202
   8/31/2011                    10,993                        10,927
   9/30/2011                     9,338                         9,286
  10/31/2011                    10,297                        10,303
  11/30/2011                     9,618                         9,498
  12/31/2011                     9,240                         9,175
   1/31/2012                    10,120                        10,085
   2/29/2012                    10,770                        10,859
   3/31/2012                    10,789                        10,771
   4/30/2012                    10,539                        10,592
   5/31/2012                     9,100                         9,139
   6/30/2012                     9,500                         9,590
   7/31/2012                     9,404                         9,556
   8/31/2012                     9,833                         9,972
   9/30/2012                    10,353                        10,509
  10/31/2012                    10,532                        10,690
  11/30/2012                    10,674                        10,854
  12/31/2012                    11,319                        11,439
   1/31/2013                    12,177                        12,371
   2/28/2013                    12,057                        12,333
   3/31/2013                    11,787                        12,016
   4/30/2013                    12,273                        12,482
   5/31/2013                    12,501                        12,766
   6/30/2013                    12,089                        12,198
   7/31/2013                    13,143                        13,307
   8/31/2013                    13,160                        13,282
   9/30/2013                    14,312                        14,418
  10/31/2013                    15,131                        15,286
  11/30/2013                    15,406                        15,558
  12/31/2013                    15,840                        15,962
   1/31/2014                    15,742                        15,830
   2/28/2014                    17,127                        17,213
   3/31/2014                    17,215                        17,228
   4/30/2014                    17,384                        17,300
   5/31/2014                    17,455                        17,494
   6/30/2014                    17,303                        17,323
   7/31/2014                    16,293                        16,302
   8/31/2014                    16,100                        16,171
   9/30/2014                    15,241                        15,279
  10/31/2014                    14,790                        14,780
  11/30/2014                    15,146                        15,213
  12/31/2014                    14,665                        14,850
   1/31/2015                    14,766                        14,884
   2/28/2015                    15,786                        15,983
   3/31/2015                    15,710                        15,821
   4/30/2015                    16,551                        16,668
   5/31/2015                    16,570                        16,557
   6/30/2015                    16,225                        16,165
   7/31/2015                    16,681                        16,765
   8/31/2015                    16,058                        16,117
   9/30/2015                    15,492                        15,572
  10/31/2015                    16,242                        16,463
  11/30/2015                    16,215                        16,419
  12/31/2015                    16,421                        16,663
   1/31/2016                    15,308                        15,346
   2/29/2016                    15,283                        15,399
   3/31/2016                    16,587                        16,780
   4/30/2016                    16,931                        16,990
   5/31/2016                    16,967                        17,063
   6/30/2016                    16,038                        15,954
   7/31/2016                    17,100                        16,989
   8/31/2016                    17,323                        17,134
   9/30/2016                    17,754                        17,545
  10/31/2016                    17,232                        16,893
  11/30/2016                    16,595                        16,206
  12/31/2016                    17,455                        17,063
   1/31/2017                    18,223                        17,730
   2/28/2017                    18,416                        17,932
   3/31/2017                    19,208                        18,676
   4/30/2017                    20,400                        19,825
   5/31/2017                    21,522                        20,893
   6/30/2017                    21,532                        20,791
   7/31/2017                    22,358                        21,733
   8/31/2017                    22,415                        21,919
   9/30/2017                    23,170                        22,669
  10/31/2017                    23,138                        22,676
  11/30/2017                    23,185                        22,790
  12/31/2017                    23,685                        23,373
   1/31/2018                    25,322                        24,971
   2/28/2018                    24,251                        23,870
   3/31/2018                    23,891                        23,431
   4/30/2018                    23,949                        23,826
   5/31/2018                    23,479                        23,236
   6/30/2018                    23,008                        22,947
   7/31/2018                    23,643                        23,524
   8/31/2018                    23,359                        23,312
   9/30/2018                    22,908                        22,838
  10/31/2018                    20,645                        20,523
  11/30/2018                    20,181                        19,848
  12/31/2018                    19,110                        18,738
   1/31/2019                    20,625                        20,340
   2/28/2019                    21,064                        20,733
   3/31/2019                    21,020                        20,781
   4/30/2019                    22,152                        21,655              Past performance is not predictive
   5/31/2019                    20,728                        20,325              of future performance.
   6/30/2019                    22,167                        21,677
   7/31/2019                    21,451                        21,230              The returns shown do not reflect
   8/31/2019                    21,037                        20,628              the deduction of taxes that a
   9/30/2019                    21,390                        20,922              shareholder would pay on fund
  10/31/2019                    22,385                        21,806              distributions or the redemption of
                                                                                  fund shares.

             AVERAGE ANNUAL         ONE          FIVE          TEN                MSCI data copyright MSCI 2019,
             TOTAL RETURN           YEAR         YEARS        YEARS               all rights reserved. SCI data
             -------------------------------------------------------------        copyright MSCI 2019, all rights
                                    8.43%        8.64%        8.39%               reserved.

--------------------------------------------------------------------------------
THE CANADIAN SMALL COMPANY SERIES VS.
MSCI CANADA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                   [CHART]

                           The Canadian              MSCI Canada Small Cap
                       Small Company Series          Index (net dividends)
                    --------------------------     -------------------------
  10/31/2009                  $10,000                       $10,000
  11/30/2009                   10,851                        10,839
  12/31/2009                   11,546                        11,476
   1/31/2010                   11,005                        10,999
   2/28/2010                   11,662                        11,731
   3/31/2010                   12,590                        12,732
   4/30/2010                   13,041                        13,263
   5/31/2010                   11,791                        12,093
   6/30/2010                   11,250                        11,526
   7/31/2010                   12,165                        12,464
   8/31/2010                   12,023                        12,425
   9/30/2010                   13,441                        13,785
  10/31/2010                   14,317                        14,620
  11/30/2010                   15,013                        15,235
  12/31/2010                   16,546                        16,637
   1/31/2011                   16,469                        16,442
   2/28/2011                   17,603                        17,529
   3/31/2011                   17,629                        17,533
   4/30/2011                   17,964                        18,065
   5/31/2011                   17,216                        17,338
   6/30/2011                   16,263                        16,454
   7/31/2011                   16,508                        16,889
   8/31/2011                   15,258                        15,885
   9/30/2011                   12,371                        12,977
  10/31/2011                   14,356                        14,827
  11/30/2011                   13,853                        14,440
  12/31/2011                   13,634                        14,143
   1/31/2012                   14,807                        15,302
   2/29/2012                   15,374                        15,850
   3/31/2012                   14,691                        15,012
   4/30/2012                   14,356                        14,891
   5/31/2012                   12,680                        13,155
   6/30/2012                   12,706                        13,114
   7/31/2012                   13,054                        13,568
   8/31/2012                   13,608                        14,132
   9/30/2012                   14,188                        14,845
  10/31/2012                   13,995                        14,579
  11/30/2012                   13,763                        14,253
  12/31/2012                   14,085                        14,486
   1/31/2013                   14,497                        14,782
   2/28/2013                   13,789                        14,066
   3/31/2013                   14,188                        14,398
   4/30/2013                   13,724                        14,073
   5/31/2013                   13,505                        13,727
   6/30/2013                   12,951                        12,881
   7/31/2013                   13,905                        13,871
   8/31/2013                   13,776                        13,716
   9/30/2013                   14,394                        14,245
  10/31/2013                   14,794                        14,565
  11/30/2013                   14,601                        14,210
  12/31/2013                   14,961                        14,564
   1/31/2014                   14,497                        14,073
   2/28/2014                   15,425                        15,051
   3/31/2014                   15,644                        15,185
   4/30/2014                   16,327                        15,765
   5/31/2014                   16,353                        15,779
   6/30/2014                   17,590                        17,120
   7/31/2014                   16,765                        16,372
   8/31/2014                   17,345                        16,935
   9/30/2014                   15,361                        15,143
  10/31/2014                   14,227                        14,129
  11/30/2014                   13,827                        13,734
  12/31/2014                   13,505                        13,376
   1/31/2015                   12,139                        12,107
   2/28/2015                   12,887                        12,788
   3/31/2015                   12,307                        12,238
   4/30/2015                   13,660                        13,438
   5/31/2015                   13,183                        12,987
   6/30/2015                   12,642                        12,541
   7/31/2015                   11,095                        11,311
   8/31/2015                   10,786                        10,734
   9/30/2015                   10,013                        10,092
  10/31/2015                   10,670                        10,635
  11/30/2015                   10,271                        10,332
  12/31/2015                    9,781                         9,602
   1/31/2016                    9,330                         9,173
   2/29/2016                   10,116                         9,934
   3/31/2016                   11,198                        11,087
   4/30/2016                   12,835                        12,447
   5/31/2016                   12,345                        11,994
   6/30/2016                   12,951                        12,500
   7/31/2016                   13,351                        13,026
   8/31/2016                   13,067                        12,622
   9/30/2016                   13,338                        12,781
  10/31/2016                   12,887                        12,237
  11/30/2016                   13,209                        12,333
  12/31/2016                   13,544                        12,566
   1/31/2017                   14,149                        13,096
   2/28/2017                   13,840                        12,964
   3/31/2017                   14,085                        13,106
   4/30/2017                   13,531                        12,655
   5/31/2017                   13,351                        12,553
   6/30/2017                   13,930                        13,054
   7/31/2017                   14,343                        13,374
   8/31/2017                   14,523                        13,516
   9/30/2017                   14,781                        13,731
  10/31/2017                   14,446                        13,529
  11/30/2017                   14,381                        13,472
  12/31/2017                   15,052                        14,192
   1/31/2018                   15,077                        14,198
   2/28/2018                   13,982                        13,126
   3/31/2018                   13,879                        13,034
   4/30/2018                   14,510                        13,471
   5/31/2018                   14,742                        13,736
   6/30/2018                   14,639                        13,817
   7/31/2018                   14,665                        13,778
   8/31/2018                   14,330                        13,847
   9/30/2018                   14,227                        13,739
  10/31/2018                   12,938                        12,558
  11/30/2018                   12,204                        12,060
  12/31/2018                   11,521                        11,339
   1/31/2019                   12,848                        12,833
   2/28/2019                   13,093                        13,211
   3/31/2019                   12,861                        12,916
   4/30/2019                   12,861                        12,876
   5/31/2019                   12,088                        12,252
   6/30/2019                   13,131                        13,214             Past performance is not predictive
   7/31/2019                   13,441                        13,520             of future performance.
   8/31/2019                   13,235                        13,420
   9/30/2019                   13,144                        13,418             The returns shown do not reflect
  10/31/2019                   13,067                        13,368             the deduction of taxes that a
                                                                                shareholder would pay on fund
                                                                                distributions or the redemption of
             AVERAGE ANNUAL        ONE         FIVE          TEN                fund shares.
             TOTAL RETURN          YEAR        YEARS        YEARS
             -----------------------------------------------------------        MSCI data copyright MSCI 2019,
                                   1.00%       -1.69%       2.71%               all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                   [CHART]

                            The Emerging              MSCI Emerging Markets
                           Markets Series             Index (net dividends)
                         -----------------         -------------------------
  10/31/2009                  $10,000                       $10,000
  11/30/2009                   10,598                        10,430
  12/31/2009                   10,981                        10,841
   1/31/2010                   10,383                        10,237
   2/28/2010                   10,510                        10,273
   3/31/2010                   11,392                        11,102
   4/30/2010                   11,461                        11,237
   5/31/2010                   10,397                        10,248
   6/30/2010                   10,413                        10,173
   7/31/2010                   11,331                        11,020
   8/31/2010                   11,069                        10,806
   9/30/2010                   12,329                        12,007
  10/31/2010                   12,704                        12,356
  11/30/2010                   12,420                        12,029
  12/31/2010                   13,432                        12,888
   1/31/2011                   13,084                        12,538
   2/28/2011                   12,993                        12,421
   3/31/2011                   13,718                        13,152
   4/30/2011                   14,198                        13,560
   5/31/2011                   13,807                        13,204
   6/30/2011                   13,644                        13,001
   7/31/2011                   13,539                        12,943
   8/31/2011                   12,445                        11,786
   9/30/2011                   10,562                        10,068
  10/31/2011                   11,885                        11,402
  11/30/2011                   11,475                        10,642
  12/31/2011                   11,141                        10,513
   1/31/2012                   12,335                        11,706
   2/29/2012                   13,004                        12,407
   3/31/2012                   12,668                        11,993
   4/30/2012                   12,442                        11,850
   5/31/2012                   11,103                        10,521
   6/30/2012                   11,654                        10,927
   7/31/2012                   11,748                        11,140
   8/31/2012                   11,827                        11,103
   9/30/2012                   12,489                        11,773
  10/31/2012                   12,426                        11,701
  11/30/2012                   12,588                        11,850
  12/31/2012                   13,327                        12,429
   1/31/2013                   13,396                        12,601
   2/28/2013                   13,241                        12,442
   3/31/2013                   13,054                        12,228
   4/30/2013                   13,203                        12,320
   5/31/2013                   12,776                        12,004
   6/30/2013                   11,974                        11,240
   7/31/2013                   12,150                        11,357
   8/31/2013                   11,866                        11,162
   9/30/2013                   12,712                        11,888
  10/31/2013                   13,294                        12,466
  11/30/2013                   13,095                        12,284
  12/31/2013                   12,963                        12,106
   1/31/2014                   12,064                        11,320
   2/28/2014                   12,503                        11,695
   3/31/2014                   12,944                        12,054
   4/30/2014                   13,021                        12,094
   5/31/2014                   13,465                        12,516
   6/30/2014                   13,840                        12,849
   7/31/2014                   14,005                        13,097
   8/31/2014                   14,443                        13,392
   9/30/2014                   13,382                        12,400
  10/31/2014                   13,525                        12,546
  11/30/2014                   13,396                        12,413
  12/31/2014                   12,792                        11,841
   1/31/2015                   12,878                        11,912
   2/28/2015                   13,272                        12,281
   3/31/2015                   12,996                        12,106
   4/30/2015                   13,867                        13,037
   5/31/2015                   13,310                        12,515
   6/30/2015                   12,991                        12,190
   7/31/2015                   12,158                        11,345
   8/31/2015                   11,155                        10,319
   9/30/2015                   10,857                        10,009
  10/31/2015                   11,516                        10,723
  11/30/2015                   11,116                        10,304
  12/31/2015                   10,813                        10,075
   1/31/2016                   10,361                         9,421
   2/29/2016                   10,298                         9,406
   3/31/2016                   11,662                        10,650
   4/30/2016                   11,734                        10,708
   5/31/2016                   11,279                        10,309
   6/30/2016                   11,874                        10,721
   7/31/2016                   12,486                        11,260
   8/31/2016                   12,638                        11,540
   9/30/2016                   12,806                        11,689
  10/31/2016                   12,834                        11,716
  11/30/2016                   12,169                        11,177
  12/31/2016                   12,175                        11,202
   1/31/2017                   12,902                        11,815
   2/28/2017                   13,338                        12,176
   3/31/2017                   13,768                        12,484
   4/30/2017                   14,038                        12,757
   5/31/2017                   14,460                        13,134
   6/30/2017                   14,598                        13,266
   7/31/2017                   15,369                        14,057
   8/31/2017                   15,695                        14,371
   9/30/2017                   15,546                        14,314
  10/31/2017                   16,075                        14,815
  11/30/2017                   16,127                        14,845
  12/31/2017                   16,679                        15,378
   1/31/2018                   17,941                        16,660
   2/28/2018                   17,081                        15,891
   3/31/2018                   17,001                        15,596
   4/30/2018                   16,786                        15,527
   5/31/2018                   16,130                        14,977
   6/30/2018                   15,444                        14,355
   7/31/2018                   16,006                        14,670
   8/31/2018                   15,642                        14,273
   9/30/2018                   15,458                        14,198
  10/31/2018                   14,173                        12,961
  11/30/2018                   14,793                        13,495
  12/31/2018                   14,457                        13,138
   1/31/2019                   15,642                        14,288
   2/28/2019                   15,507                        14,320
   3/31/2019                   15,648                        14,440
   4/30/2019                   15,899                        14,744
   5/31/2019                   14,959                        13,675
   6/30/2019                   15,797                        14,528             Past performance is not predictive
   7/31/2019                   15,411                        14,350             of future performance.
   8/31/2019                   14,793                        13,651
   9/30/2019                   15,179                        13,911             The returns shown do not reflect
  10/31/2019                   15,788                        14,498             the deduction of taxes that a
                                                                                shareholder would pay on fund
                                                                                distributions or the redemption of
             AVERAGE ANNUAL         ONE         FIVE         TEN                fund shares.
             TOTAL RETURN           YEAR        YEARS       YEARS
             -----------------------------------------------------------        MSCI data copyright MSCI 2019,
                                   11.40%       3.14%       4.67%               all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE EMERGING MARKETS SMALL CAP SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                               [CHART]

                         The Emerging Markets           MSCI Emerging Markets
                           Small Cap Series             Index (net dividends)
                       ------------------------        -----------------------
  10/31/2009                  $10,000                         $10,000
  11/30/2009                   10,595                          10,430
  12/31/2009                   11,179                          10,841
   1/31/2010                   10,689                          10,237
   2/28/2010                   10,874                          10,273
   3/31/2010                   11,805                          11,102
   4/30/2010                   12,001                          11,237
   5/31/2010                   10,798                          10,248
   6/30/2010                   11,088                          10,173
   7/31/2010                   12,110                          11,020
   8/31/2010                   12,170                          10,806
   9/30/2010                   13,652                          12,007
  10/31/2010                   14,197                          12,356
  11/30/2010                   13,818                          12,029
  12/31/2010                   14,614                          12,888
   1/31/2011                   14,001                          12,538
   2/28/2011                   13,594                          12,421
   3/31/2011                   14,353                          13,152
   4/30/2011                   15,112                          13,560
   5/31/2011                   14,776                          13,204
   6/30/2011                   14,773                          13,001
   7/31/2011                   14,943                          12,943
   8/31/2011                   13,529                          11,786
   9/30/2011                   11,127                          10,068
  10/31/2011                   12,360                          11,402
  11/30/2011                   11,763                          10,642
  12/31/2011                   11,450                          10,513
   1/31/2012                   12,746                          11,706
   2/29/2012                   13,792                          12,407
   3/31/2012                   13,443                          11,993
   4/30/2012                   13,122                          11,850
   5/31/2012                   11,927                          10,521
   6/30/2012                   12,384                          10,927
   7/31/2012                   12,238                          11,140
   8/31/2012                   12,559                          11,103
   9/30/2012                   13,294                          11,773
  10/31/2012                   13,250                          11,701
  11/30/2012                   13,485                          11,850
  12/31/2012                   14,319                          12,429
   1/31/2013                   14,588                          12,601
   2/28/2013                   14,742                          12,442
   3/31/2013                   14,679                          12,228
   4/30/2013                   14,979                          12,320
   5/31/2013                   14,773                          12,004
   6/30/2013                   13,495                          11,240
   7/31/2013                   13,563                          11,357
   8/31/2013                   13,002                          11,162
   9/30/2013                   13,957                          11,888
  10/31/2013                   14,497                          12,466
  11/30/2013                   14,296                          12,284
  12/31/2013                   14,184                          12,106
   1/31/2014                   13,581                          11,320
   2/28/2014                   14,191                          11,695
   3/31/2014                   14,682                          12,054
   4/30/2014                   14,804                          12,094
   5/31/2014                   15,313                          12,516
   6/30/2014                   15,715                          12,849
   7/31/2014                   15,754                          13,097
   8/31/2014                   16,244                          13,392
   9/30/2014                   15,443                          12,400
  10/31/2014                   15,308                          12,546
  11/30/2014                   15,141                          12,413
  12/31/2014                   14,679                          11,841
   1/31/2015                   14,919                          11,912
   2/28/2015                   15,305                          12,281
   3/31/2015                   15,193                          12,106
   4/30/2015                   16,278                          13,037
   5/31/2015                   16,059                          12,515
   6/30/2015                   15,514                          12,190
   7/31/2015                   14,567                          11,345
   8/31/2015                   13,146                          10,319
   9/30/2015                   13,127                          10,009
  10/31/2015                   13,865                          10,723
  11/30/2015                   13,584                          10,304
  12/31/2015                   13,461                          10,075
   1/31/2016                   12,666                           9,421
   2/29/2016                   12,613                           9,406
   3/31/2016                   14,168                          10,650
   4/30/2016                   14,533                          10,708
   5/31/2016                   13,931                          10,309
   6/30/2016                   14,703                          10,721
   7/31/2016                   15,561                          11,260
   8/31/2016                   15,662                          11,540
   9/30/2016                   15,926                          11,689
  10/31/2016                   15,869                          11,716
  11/30/2016                   14,909                          11,177
  12/31/2016                   15,003                          11,202
   1/31/2017                   15,879                          11,815
   2/28/2017                   16,716                          12,176
   3/31/2017                   17,240                          12,484
   4/30/2017                   17,465                          12,757
   5/31/2017                   17,540                          13,134
   6/30/2017                   17,655                          13,266
   7/31/2017                   18,404                          14,057
   8/31/2017                   18,829                          14,371
   9/30/2017                   18,745                          14,314
  10/31/2017                   19,288                          14,815
  11/30/2017                   19,588                          14,845
  12/31/2017                   20,381                          15,378
   1/31/2018                   21,716                          16,660
   2/28/2018                   20,803                          15,891
   3/31/2018                   20,694                          15,596
   4/30/2018                   20,498                          15,527
   5/31/2018                   20,047                          14,977
   6/30/2018                   18,709                          14,355
   7/31/2018                   19,017                          14,670
   8/31/2018                   18,466                          14,273
   9/30/2018                   17,879                          14,198
  10/31/2018                   16,189                          12,961
  11/30/2018                   17,191                          13,495
  12/31/2018                   16,875                          13,138
   1/31/2019                   18,130                          14,288
   2/28/2019                   18,192                          14,320
   3/31/2019                   18,388                          14,440
   4/30/2019                   18,565                          14,744
   5/31/2019                   17,653                          13,675             Past performance is not predictive
   6/30/2019                   18,550                          14,528             of future performance.
   7/31/2019                   18,101                          14,350
   8/31/2019                   17,347                          13,651             The returns shown do not reflect
   9/30/2019                   17,692                          13,911             the deduction of taxes that a
  10/31/2019                   18,370                          14,498             shareholder would pay on fund
                                                                                  distributions or the redemption of
             AVERAGE ANNUAL          ONE          FIVE         TEN                fund shares.
             TOTAL RETURN            YEAR         YEARS       YEARS
             -------------------------------------------------------------        MSCI data copyright MSCI 2019,
                                    13.47%        3.71%       6.27%               all rights reserved.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2019

   Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

                       12 MONTHS ENDED OCTOBER 31, 2019
                       --------------------------------

                                                 RETURN IN U.S. DOLLARS
                                                 ----------------------
        MSCI World ex USA Index.................         11.08%
        MSCI World ex USA Mid Cap Index.........         10.71%
        MSCI World ex USA Small Cap Index.......          8.61%
        MSCI World ex USA Value Index...........          5.95%
        MSCI World ex USA Growth Index..........         16.25%

   For the 12 Months Ended October 31, 2019, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

                        12 MONTHS ENDED OCTOBER 31, 2019
                        --------------------------------

       TEN LARGEST FOREIGN DEVELOPED
       MARKETS BY MARKET CAP          LOCAL RETURN RETURN IN U.S. DOLLARS
       -----------------------------  ------------ ----------------------
       Japan.........................     4.57%             9.16%
       United Kingdom................     5.73%             7.08%
       France........................    14.29%            12.54%
       Canada........................    11.54%            11.45%
       Switzerland...................    16.43%            18.69%
       Germany.......................     9.14%             7.46%
       Australia.....................    20.12%            16.76%
       Netherlands...................    21.77%            20.09%
       Hong Kong.....................    15.60%            15.63%
       Spain.........................     7.47%             5.82%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2019, all rights reserved.

   Emerging markets had positive performance for the period, outperforming non-U.S. developed markets but underperforming the U.S. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices.

                       12 MONTHS ENDED OCTOBER 31, 2019
                       --------------------------------

                                                 RETURN IN U.S. DOLLARS
                                                 ----------------------
        MSCI Emerging Markets Index.............         11.86%
        MSCI Emerging Markets Mid Cap Index.....         11.08%
        MSCI Emerging Markets Small Cap Index...          9.69%
        MSCI Emerging Markets Value Index.......          6.00%
        MSCI Emerging Markets Growth Index......         17.97%

   For the 12 Months Ended October 31, 2019, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of emerging markets.

                        12 MONTHS ENDED OCTOBER 31, 2019
                        --------------------------------

       TEN LARGEST EMERGING MARKETS
       BY MARKET CAP                  LOCAL RETURN RETURN IN U.S. DOLLARS
       ----------------------------   ------------ ----------------------
       China.........................    12.94%            12.90%
       Korea.........................     7.43%             5.22%
       Taiwan........................    20.39%            22.38%
       India.........................    12.67%            17.46%
       Brazil........................    22.35%            13.21%
       South Africa..................    10.59%             8.41%
       Russia........................    31.36%            34.30%
       Thailand......................    -4.10%             5.28%
       Mexico........................     1.02%             6.71%
       Saudi Arabia..................    -1.29%            -1.27%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2019, all rights reserved.

   For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2019, these differences generally detracted from the Portfolios' relative performance.

THE DFA INTERNATIONAL VALUE SERIES

   The DFA International Value Series invests in developed ex U.S. large company value stocks. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher-profitability within the large-cap value segment of developed ex U.S. markets. As of October 31, 2019, the Series held approximately 550 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2019, total returns were 3.60% for the Series and 11.08% for the MSCI World ex USA Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks underperforming high relative price (growth) stocks for the period, the Series' focus on value stocks detracted from performance relative to the style-neutral benchmark.

THE JAPANESE SMALL COMPANY SERIES

   The Japanese Small Company Series invests in Japanese small company stocks. The Series generally excluded stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Series held approximately 1,800 securities. Average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2019, total returns were 4.47% for the Series and 9.31% for the MSCI Japan Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the Japanese equity market rather than by the behavior of a limited number of stocks. The Series' greater allocations to small- and micro-caps detracted from performance relative to the benchmark, as stocks with smaller market capitalizations underperformed. The Series' exclusion of stocks with the lowest profitability and highest relative price had a negative impact on relative performance, as those stocks outperformed. At the sector level, the Series' exclusion of real estate investment trusts (REITs) detracted from relative performance, as REITs generally outperformed in Japan.

THE ASIA PACIFIC SMALL COMPANY SERIES

   The Asia Pacific Small Company Series invests in small company stocks in Australia, Hong Kong, New Zealand, and Singapore. The Series generally excluded stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Series held approximately 810 securities in 4 eligible countries. Average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2019, total returns were 5.27% for the Series and 11.11% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in Asia Pacific equity markets rather than by the behavior of a limited number of stocks. The Series' greater emphasis on stocks with smaller market capitalizations detracted from performance relative to the benchmark, as small-caps underperformed mid-caps in Asia Pacific (ex Japan) markets for the period. At the sector level, the Series' exclusion of real estate investment trusts (REITs) also detracted from relative performance, as REITs generally outperformed in Asia Pacific (ex Japan) markets. The Series' exclusion of stocks with the lowest profitability and highest relative price had a negative impact on relative performance, as those securities also outperformed.

THE UNITED KINGDOM SMALL COMPANY SERIES

   The United Kingdom Small Company Series invests in small company stocks in the U.K. The Series generally excluded stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Series held approximately 350 securities. Average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2019, total returns were 10.67% for the Series and 9.41% for the MSCI United Kingdom Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.K. equity market rather than by the behavior of a limited number of stocks. The Series' exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as those securities underperformed for the period. Conversely, at the sector level, the Series' exclusion of real estate investment trusts (REITs) detracted from relative performance, as REITs generally outperformed in the U.K.

THE CONTINENTAL SMALL COMPANY SERIES

   The Continental Small Company Series invests in small company stocks in the developed markets of Europe (excluding the U.K.) and Israel. The Series generally excluded stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Series held approximately 1,100 securities in 15 eligible countries. Average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2019, total returns were 8.43% for the Series and 6.25% for the MSCI Europe ex U.K. Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in eligible markets rather than by the behavior of a limited number of stocks. The Series and its benchmark use different methodologies to determine which small-cap stocks are eligible for purchase or to hold. This methodology variance led to country-by-country differences between the maximum market capitalization of small-cap stocks bought and held by the Series relative to the benchmark, which in turn led to differences in holdings between the Series and the benchmark. These holdings differences contributed positively to the Series' performance relative to the benchmark. The Series' exclusion of stocks with the lowest profitability and highest relative price also contributed positively to relative performance, as those securities underperformed for the year. Conversely, at the sector level, the Series' exclusion of real estate investment trusts (REITs) detracted from relative performance, as REITs generally outperformed in eligible markets.

THE CANADIAN SMALL COMPANY SERIES

   The Canadian Small Company Series invests in small company stocks in Canada. The Series generally excluded stocks with the lowest profitability and highest relative price. The investment strategy is process-driven, emphasizing broad diversification. As of October 31, 2019, the Series held approximately 320 securities. Average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2019, total returns were 1.00% for the Series and 6.45% for the MSCI Canada Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the Canadian equity market rather than by the behavior of a limited number of stocks. The Series' greater exposure to small-cap stocks with smaller relative market capitalizations detracted from performance relative to the benchmark, as stocks with smaller market capitalizations underperformed in Canada for the period. At the sector level, the Series' exclusion of real estate investment trusts (REITs) also detracted from relative performance, as REITs generally outperformed in Canada.

THE EMERGING MARKETS SERIES

   The Emerging Markets Series invests in large-cap stocks in emerging markets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher-profitability within the large-cap segment of emerging markets. As of October 31, 2019, the Series held approximately 1,200 securities in 21 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2019, total returns were 11.40% for the Series and 11.86% for the MSCI Emerging Markets Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Series' greater emphasis on low relative price (value) stocks had a negative impact on performance relative to the benchmark, as value stocks underperformed high relative price (growth) stocks in emerging markets for the period.

THE EMERGING MARKETS SMALL CAP SERIES

   The Emerging Markets Small Cap Series invests in small company stocks in emerging markets. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Series held approximately 4,200 securities in 18 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2019, total returns were 13.47% for the Series and 11.86% for the MSCI Emerging Markets Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was principally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Series' greater allocations to Taiwan and Brazil had a positive impact on relative performance, as small-caps in Taiwan and Brazil outperformed for the period.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2019

EXPENSE TABLES

                                     BEGINNING  ENDING               EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                       VALUE    VALUE     EXPENSE     DURING
                                     05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                     --------- --------- ---------- ----------
 THE DFA INTERNATIONAL VALUE SERIES
 ----------------------------------
 Actual Fund Return................. $1,000.00 $  991.60    0.22%     $1.10
 Hypothetical 5% Annual Return...... $1,000.00 $1,024.10    0.22%     $1.12

 THE JAPANESE SMALL COMPANY SERIES
 ---------------------------------
 Actual Fund Return................. $1,000.00 $1,059.70    0.12%     $0.62
 Hypothetical 5% Annual Return...... $1,000.00 $1,024.60    0.12%     $0.61

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         BEGINNING  ENDING               EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                           VALUE    VALUE     EXPENSE     DURING
                                         05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                         --------- --------- ---------- ----------
THE ASIA PACIFIC SMALL COMPANY SERIES
-------------------------------------
Actual Fund Return...................... $1,000.00 $  958.90    0.13%     $0.64
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%     $0.66

THE UNITED KINGDOM SMALL COMPANY SERIES
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,010.30    0.12%     $0.61
Hypothetical 5% Annual Return........... $1,000.00 $1,024.60    0.12%     $0.61

THE CONTINENTAL SMALL COMPANY SERIES
------------------------------------
Actual Fund Return...................... $1,000.00 $1,010.50    0.13%     $0.66
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%     $0.66

THE CANADIAN SMALL COMPANY SERIES
---------------------------------
Actual Fund Return...................... $1,000.00 $1,016.00    0.12%     $0.61
Hypothetical 5% Annual Return........... $1,000.00 $1,024.60    0.12%     $0.61

THE EMERGING MARKETS SERIES
---------------------------
Actual Fund Return...................... $1,000.00 $  993.10    0.15%     $0.75
Hypothetical 5% Annual Return........... $1,000.00 $1,024.45    0.15%     $0.77

THE EMERGING MARKETS SMALL CAP SERIES
-------------------------------------
Actual Fund Return...................... $1,000.00 $  989.50    0.25%     $1.25
Hypothetical 5% Annual Return........... $1,000.00 $1,023.95    0.25%     $1.28

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on September 27 and 30, 2019. They are available upon request, without charge, by calling collect:
(512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

                      THE DFA INTERNATIONAL VALUE SERIES
                   Communication Services.............   4.6%
                   Consumer Discretionary.............  16.3%
                   Consumer Staples...................   3.9%
                   Energy.............................  12.6%
                   Financials.........................  30.1%
                   Health Care........................   4.7%
                   Industrials........................  10.2%
                   Information Technology.............   1.6%
                   Materials..........................  11.9%
                   Real Estate........................   3.0%
                   Utilities..........................   1.1%
                                                       -----
                                                       100.0%

                       THE JAPANESE SMALL COMPANY SERIES
                   Communication Services.............   2.7%
                   Consumer Discretionary.............  18.4%
                   Consumer Staples...................   7.2%
                   Energy.............................   1.4%
                   Financials.........................   8.3%
                   Health Care........................   4.6%
                   Industrials........................  30.5%
                   Information Technology.............  13.2%
                   Materials..........................  10.3%
                   Real Estate........................   2.2%
                   Utilities..........................   1.2%
                                                       -----
                                                       100.0%

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                   Communication Services.............   8.8%
                   Consumer Discretionary.............  19.3%
                   Consumer Staples...................   6.5%
                   Energy.............................   2.4%
                   Financials.........................  12.0%
                   Health Care........................   5.4%
                   Industrials........................  13.5%
                   Information Technology.............   8.4%
                   Materials..........................  13.4%
                   Real Estate........................   7.4%
                   Utilities..........................   2.9%
                                                       -----
                                                       100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                   Communication Services.............   4.7%
                   Consumer Discretionary.............  21.8%
                   Consumer Staples...................   5.2%
                   Energy.............................   3.8%
                   Financials.........................  13.8%
                   Health Care........................   3.2%
                   Industrials........................  28.9%
                   Information Technology.............   6.5%
                   Materials..........................   5.6%
                   Real Estate........................   4.4%
                   Utilities..........................   2.1%
                                                       -----
                                                       100.0%

                     THE CONTINENTAL SMALL COMPANY SERIES
                   Communication Services.............   7.0%
                   Consumer Discretionary.............   9.6%
                   Consumer Staples...................   4.8%
                   Energy.............................   3.5%
                   Financials.........................  13.0%
                   Health Care........................   6.8%
                   Industrials........................  25.1%
                   Information Technology.............  10.8%
                   Materials..........................   7.2%
                   Real Estate........................   7.5%
                   Utilities..........................   4.7%
                                                       -----
                                                       100.0%

                       THE CANADIAN SMALL COMPANY SERIES
                   Communication Services.............   2.3%
                   Consumer Discretionary.............   5.5%
                   Consumer Staples...................   4.6%
                   Energy.............................  14.9%
                   Financials.........................  10.6%
                   Health Care........................   1.8%
                   Industrials........................  11.5%
                   Information Technology.............   4.0%
                   Materials..........................  33.2%
                   Real Estate........................   4.7%
                   Utilities..........................   6.9%
                                                       -----
                                                       100.0%

                          THE EMERGING MARKETS SERIES
                   Communication Services.............   9.2%
                   Consumer Discretionary.............   9.7%
                   Consumer Staples...................   8.0%
                   Energy.............................   7.5%
                   Financials.........................  21.9%
                   Health Care........................   2.5%
                   Industrials........................   7.0%
                   Information Technology.............  19.3%
                   Materials..........................   9.5%
                   Real Estate........................   2.6%
                   Utilities..........................   2.8%
                                                       -----
                                                       100.0%

                     THE EMERGING MARKETS SMALL CAP SERIES
                   Communication Services.............   3.5%
                   Consumer Discretionary.............  14.8%
                   Consumer Staples...................   7.4%
                   Energy.............................   1.6%
                   Financials.........................   8.6%
                   Health Care........................   6.9%
                   Industrials........................  14.9%
                   Information Technology.............  16.1%
                   Materials..........................  12.6%
                   Real Estate........................   7.7%
                   Utilities..........................   5.9%
                                                       -----
                                                       100.0%

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (96.6%)
AUSTRALIA -- (6.5%)
    Australia & New Zealand Banking Group, Ltd....................... 10,445,267         $  191,953,787                1.5%
    National Australia Bank, Ltd.....................................  5,095,804            100,026,219                0.8%
    Woodside Petroleum, Ltd..........................................  3,123,201             69,220,947                0.6%
    Other Securities.................................................                       448,988,061                3.6%
                                                                                         --------------               ----
TOTAL AUSTRALIA......................................................                       810,189,014                6.5%
                                                                                         --------------               ----
AUSTRIA -- (0.1%)
    Other Security...................................................                         8,691,555                0.1%
                                                                                         --------------               ----
BELGIUM -- (1.0%)
    Other Securities.................................................                       124,444,141                1.0%
                                                                                         --------------               ----
CANADA -- (8.1%)
    Bank of Montreal, (2073174)......................................  1,357,448            100,437,577                0.8%
#   Bank of Nova Scotia (The)........................................  1,142,490             65,498,952                0.5%
    Canadian Natural Resources, Ltd..................................  2,927,565             73,833,189                0.6%
    Magna International, Inc.........................................  1,359,530             73,101,928                0.6%
#   Suncor Energy, Inc., (B3NB0P5)...................................  1,502,973             44,623,268                0.4%
    Suncor Energy, Inc., (B3NB1P2)...................................  3,145,720             93,528,520                0.8%
    Other Securities.................................................                       566,135,644                4.5%
                                                                                         --------------               ----
TOTAL CANADA.........................................................                     1,017,159,078                8.2%
                                                                                         --------------               ----
DENMARK -- (1.6%)
    Vestas Wind Systems A.S..........................................    774,838             63,124,344                0.5%
    Other Securities.................................................                       137,947,292                1.1%
                                                                                         --------------               ----
TOTAL DENMARK........................................................                       201,071,636                1.6%
                                                                                         --------------               ----
FINLAND -- (0.9%)
    Other Securities.................................................                       107,311,398                0.9%
                                                                                         --------------               ----
FRANCE -- (10.2%)
    AXA SA...........................................................  2,698,893             71,442,974                0.6%
    BNP Paribas SA...................................................  1,990,380            104,016,346                0.8%
    Cie de Saint-Gobain..............................................  2,069,157             84,272,496                0.7%
    Cie Generale des Etablissements Michelin SCA.....................    664,554             80,914,229                0.7%
#   Orange SA........................................................  5,978,647             96,223,277                0.8%
    Peugeot SA.......................................................  3,133,702             79,364,489                0.6%
#   Total SA.........................................................  6,874,996            363,468,614                2.9%
    Other Securities.................................................                       396,067,499                3.2%
                                                                                         --------------               ----
TOTAL FRANCE.........................................................                     1,275,769,924               10.3%
                                                                                         --------------               ----
GERMANY -- (6.6%)
    Bayer AG.........................................................  1,905,818            147,846,053                1.2%
    Bayerische Motoren Werke AG......................................  1,225,665             93,854,917                0.8%
    Daimler AG.......................................................  3,530,733            205,922,022                1.7%
    Volkswagen AG....................................................    125,075             23,644,195                0.2%
    Other Securities.................................................                       350,741,256                2.7%
                                                                                         --------------               ----
TOTAL GERMANY........................................................                       822,008,443                6.6%
                                                                                         --------------               ----

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
HONG KONG -- (2.9%)
    CK Hutchison Holdings, Ltd.......................................  7,657,984         $   70,706,751                0.6%
#   Sun Hung Kai Properties, Ltd.....................................  4,291,920             65,036,781                0.5%
    Other Securities.................................................                       228,739,233                1.8%
                                                                                         --------------               ----
TOTAL HONG KONG......................................................                       364,482,765                2.9%
                                                                                         --------------               ----
IRELAND -- (0.3%)
    Other Securities.................................................                        34,882,354                0.3%
                                                                                         --------------               ----
ISRAEL -- (0.4%)
    Other Securities.................................................                        47,094,287                0.4%
                                                                                         --------------               ----
ITALY -- (2.2%)
    Eni SpA..........................................................  3,780,702             57,356,971                0.5%
    Other Securities.................................................                       218,731,458                1.7%
                                                                                         --------------               ----
TOTAL ITALY..........................................................                       276,088,429                2.2%
                                                                                         --------------               ----
JAPAN -- (21.9%)
    Hitachi, Ltd.....................................................  1,735,400             64,769,362                0.5%
    Honda Motor Co., Ltd.............................................  4,590,300            124,185,871                1.0%
#   Honda Motor Co., Ltd., Sponsored ADR.............................     26,040                702,299                0.0%
    Mitsubishi UFJ Financial Group, Inc.............................. 11,934,650             61,872,666                0.5%
    Sumitomo Mitsui Financial Group, Inc.............................  2,857,600            101,453,852                0.8%
    Toyota Motor Corp................................................  3,658,590            253,836,203                2.0%
#   Toyota Motor Corp., Sponsored ADR................................    212,618             29,458,224                0.2%
    Other Securities.................................................                     2,100,641,089               17.0%
                                                                                         --------------               ----
TOTAL JAPAN..........................................................                     2,736,919,566               22.0%
                                                                                         --------------               ----
NETHERLANDS -- (3.5%)
    ING Groep NV.....................................................  6,111,967             69,208,773                0.6%
    Koninklijke Ahold Delhaize NV....................................  5,195,538            129,473,095                1.0%
    Koninklijke DSM NV...............................................    645,359             76,596,330                0.6%
    Other Securities.................................................                       160,691,871                1.3%
                                                                                         --------------               ----
TOTAL NETHERLANDS....................................................                       435,970,069                3.5%
                                                                                         --------------               ----
NEW ZEALAND -- (0.2%)
    Other Securities.................................................                        25,446,474                0.2%
                                                                                         --------------               ----
NORWAY -- (0.8%)
    Other Securities.................................................                        94,188,669                0.8%
                                                                                         --------------               ----
PORTUGAL -- (0.0%)
    Other Securities.................................................                         6,172,620                0.1%
                                                                                         --------------               ----
SINGAPORE -- (1.0%)
    Other Securities.................................................                       130,414,832                1.1%
                                                                                         --------------               ----
SPAIN -- (2.1%)
    Banco Santander SA............................................... 52,022,978            208,887,734                1.7%
    Banco Santander SA, Sponsored ADR................................     71,002                281,168                0.0%
    Other Securities.................................................                        58,466,742                0.5%
                                                                                         --------------               ----
TOTAL SPAIN..........................................................                       267,635,644                2.2%
                                                                                         --------------               ----

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                                                       PERCENTAGE
                                                           SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                         ----------- ------------------------------- ---------------
SWEDEN -- (2.3%)
      Other Securities..................................                     $   291,790,921                2.3%
                                                                             ---------------              -----
SWITZERLAND -- (9.4%)
      ABB, Ltd..........................................   3,061,074              64,282,501                0.5%
#     Cie Financiere Richemont SA.......................   1,165,784              91,608,647                0.7%
      Lonza Group AG....................................     193,034              69,575,711                0.6%
      Novartis AG.......................................   2,468,436             215,680,082                1.7%
#     Novartis AG, Sponsored ADR........................     333,391              29,151,709                0.2%
      UBS Group AG......................................   6,275,625              74,273,024                0.6%
      Zurich Insurance Group AG.........................     445,436             174,477,301                1.4%
      Other Securities..................................                         452,874,807                3.7%
                                                                             ---------------              -----
TOTAL SWITZERLAND.......................................                       1,171,923,782                9.4%
                                                                             ---------------              -----
UNITED KINGDOM -- (14.6%)
      Anglo American P.L.C..............................   3,439,726              88,528,544                0.7%
      Aviva P.L.C.......................................  16,319,347              87,962,023                0.7%
      BP P.L.C., Sponsored ADR..........................   3,728,757             141,357,178                1.1%
      British American Tobacco P.L.C....................   3,130,216             109,482,004                0.9%
#     British American Tobacco P.L.C., Sponsored ADR....     952,398              33,295,834                0.3%
      Glencore P.L.C....................................  26,606,474              80,308,409                0.6%
      HSBC Holdings P.L.C...............................  13,949,143             105,387,283                0.9%
      HSBC Holdings P.L.C., Sponsored ADR...............   2,719,882             102,784,340                0.8%
      Lloyds Banking Group P.L.C........................ 181,694,609             133,655,657                1.1%
#     Lloyds Banking Group P.L.C., ADR..................   1,479,223               4,289,747                0.0%
      Royal Dutch Shell P.L.C., Sponsored ADR, Class A..   3,293,873             190,945,796                1.5%
#     Royal Dutch Shell P.L.C., Sponsored ADR, Class B..   3,560,210             207,524,641                1.7%
      Vodafone Group P.L.C..............................  58,351,986             119,080,026                1.0%
#     Vodafone Group P.L.C., Sponsored ADR..............   4,011,201              81,908,730                0.7%
      Other Securities..................................                         331,554,465                2.6%
                                                                             ---------------              -----
TOTAL UNITED KINGDOM....................................                       1,818,064,677               14.6%
                                                                             ---------------              -----
TOTAL COMMON STOCKS.....................................                      12,067,720,278               97.2%
                                                                             ---------------              -----
PREFERRED STOCKS -- (1.3%)

GERMANY -- (1.3%)
      Volkswagen AG.....................................     701,336             133,327,635                1.0%
      Other Securities..................................                          33,433,446                0.3%
                                                                             ---------------              -----
TOTAL GERMANY...........................................                         166,761,081                1.3%
                                                                             ---------------              -----
TOTAL INVESTMENT SECURITIES
  (Cost $12,023,744,028)................................                      12,234,481,359
                                                                             ---------------

                                                                                 VALUE+
                                                                     -------------------------------
SECURITIES LENDING COLLATERAL -- (2.1%)
@(S)  The DFA Short Term Investment Fund................  22,261,860             257,591,985                2.1%
                                                                             ---------------              -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $12,281,304,441)................................                     $12,492,073,344              100.6%
                                                                             ===============              =====

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED


As of October 31, 2019, The DFA International Value Series had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI EAFE Index..........     44     12/20/19  $  4,216,215 $  4,305,840   $   89,625
S&P 500(R) Emini Index...    676     12/20/19   101,655,047  102,610,040      954,993
                                               ------------ ------------   ----------
TOTAL FUTURES CONTRACTS..                      $105,871,262 $106,915,880   $1,044,618
                                               ============ ============   ==========

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ------------------------------------------------------
                                                                LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                                             -------------- --------------- ------- ---------------
Common Stocks
   Australia................................................             -- $   810,189,014   --    $   810,189,014
   Austria..................................................             --       8,691,555   --          8,691,555
   Belgium..................................................             --     124,444,141   --        124,444,141
   Canada................................................... $1,017,159,078              --   --      1,017,159,078
   Denmark..................................................             --     201,071,636   --        201,071,636
   Finland..................................................             --     107,311,398   --        107,311,398
   France...................................................         42,302   1,275,727,622   --      1,275,769,924
   Germany..................................................     12,174,548     809,833,895   --        822,008,443
   Hong Kong................................................             --     364,482,765   --        364,482,765
   Ireland..................................................      7,252,879      27,629,475   --         34,882,354
   Israel...................................................             --      47,094,287   --         47,094,287
   Italy....................................................     37,407,081     238,681,348   --        276,088,429
   Japan....................................................     61,015,488   2,675,904,078   --      2,736,919,566
   Netherlands..............................................     24,949,700     411,020,369   --        435,970,069
   New Zealand..............................................             --      25,446,474   --         25,446,474
   Norway...................................................             --      94,188,669   --         94,188,669
   Portugal.................................................             --       6,172,620   --          6,172,620
   Singapore................................................             --     130,414,832   --        130,414,832
   Spain....................................................      3,096,838     264,538,806   --        267,635,644
   Sweden...................................................             --     291,790,921   --        291,790,921
   Switzerland..............................................     60,453,348   1,111,470,434   --      1,171,923,782
   United Kingdom...........................................    847,286,736     970,777,941   --      1,818,064,677
Preferred Stocks
   Germany..................................................             --     166,761,081   --        166,761,081
Securities Lending Collateral...............................             --     257,591,985   --        257,591,985
Futures Contracts**.........................................      1,044,618              --   --          1,044,618
                                                             -------------- ---------------   --    ---------------
TOTAL....................................................... $2,071,882,616 $10,421,235,346   --    $12,493,117,962
                                                             ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
COMMON STOCKS -- (97.6%)
COMMUNICATION SERVICES -- (2.6%)
    Other Securities.................................................                    $100,852,769                 2.7%
                                                                                         ------------                ----
CONSUMER DISCRETIONARY -- (18.0%)
    Autobacs Seven Co., Ltd..........................................   555,300             9,166,960                 0.3%
#   Fujitsu General, Ltd.............................................   512,500             9,251,020                 0.3%
    Showa Corp.......................................................   399,000             8,336,955                 0.2%
    Other Securities.................................................                     657,574,356                17.5%
                                                                                         ------------                ----
TOTAL CONSUMER DISCRETIONARY.........................................                     684,329,291                18.3%
                                                                                         ------------                ----
CONSUMER STAPLES -- (7.1%)
    Milbon Co., Ltd..................................................   170,552             9,341,344                 0.3%
    Morinaga Milk Industry Co., Ltd..................................   250,300             9,731,214                 0.3%
    Other Securities.................................................                     250,052,565                 6.6%
                                                                                         ------------                ----
TOTAL CONSUMER STAPLES...............................................                     269,125,123                 7.2%
                                                                                         ------------                ----
ENERGY -- (1.3%)
    Iwatani Corp.....................................................   294,300            10,205,404                 0.3%
    Other Securities.................................................                      40,052,153                 1.0%
                                                                                         ------------                ----
TOTAL ENERGY.........................................................                      50,257,557                 1.3%
                                                                                         ------------                ----
FINANCIALS -- (8.1%)
    Fuyo General Lease Co., Ltd......................................   150,600             9,815,904                 0.3%
    Hokuhoku Financial Group, Inc....................................   923,400             9,032,551                 0.2%
    Jafco Co., Ltd...................................................   241,100             9,056,167                 0.2%
    Other Securities.................................................                     279,431,248                 7.5%
                                                                                         ------------                ----
TOTAL FINANCIALS.....................................................                     307,335,870                 8.2%
                                                                                         ------------                ----
HEALTH CARE -- (4.5%)
    Miraca Holdings, Inc.............................................   472,500            11,152,044                 0.3%
    Other Securities.................................................                     160,281,465                 4.3%
                                                                                         ------------                ----
TOTAL HEALTH CARE....................................................                     171,433,509                 4.6%
                                                                                         ------------                ----
INDUSTRIALS -- (29.7%)
    Daiseki Co., Ltd.................................................   305,263             8,867,639                 0.2%
#   DMG Mori Co., Ltd................................................   701,300            11,354,168                 0.3%
    Duskin Co., Ltd..................................................   346,300             9,201,820                 0.3%
    Fujikura, Ltd.................................................... 1,953,600             9,064,834                 0.3%
    Glory, Ltd.......................................................   299,055             8,804,941                 0.2%
    Hanwa Co., Ltd...................................................   285,000             8,303,047                 0.2%
    Hazama Ando Corp................................................. 1,528,900            11,846,070                 0.3%
    Inaba Denki Sangyo Co., Ltd......................................   201,800             9,270,433                 0.3%
    Japan Steel Works, Ltd. (The)....................................   421,200             8,875,711                 0.2%
*   Kawasaki Kisen Kaisha, Ltd.......................................   632,300             9,408,578                 0.3%
    Kumagai Gumi Co., Ltd............................................   303,400             9,353,855                 0.3%
    Maeda Corp.......................................................   930,800             8,638,586                 0.2%
    Makino Milling Machine Co., Ltd..................................   177,900             8,845,037                 0.2%
    Meitec Corp......................................................   216,400            11,280,995                 0.3%
    Mirait Holdings Corp.............................................   586,235             9,413,178                 0.3%
    Nichias Corp.....................................................   480,100            10,128,253                 0.3%
    Nikkon Holdings Co., Ltd.........................................   385,300             9,365,788                 0.3%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                                                                                    PERCENTAGE
                                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                        --------- ------------------------------- ---------------
INDUSTRIALS -- (Continued)
      Nishimatsu Construction Co., Ltd.................................   398,600         $    8,299,205                 0.2%
      NTN Corp......................................................... 3,034,100              9,407,385                 0.3%
      Outsourcing, Inc.................................................   822,100              8,849,066                 0.2%
      Penta-Ocean Construction Co., Ltd................................ 1,716,400             10,529,135                 0.3%
      Shinmaywa Industries, Ltd........................................   707,200              8,712,038                 0.2%
      SMS Co., Ltd.....................................................   398,300              9,765,014                 0.3%
      Ushio, Inc.......................................................   973,200             14,544,315                 0.4%
      Other Securities.................................................                      900,111,597                23.8%
                                                                                          --------------               -----
TOTAL INDUSTRIALS......................................................                    1,132,240,688                30.2%
                                                                                          --------------               -----
INFORMATION TECHNOLOGY -- (12.9%)
      NSD Co., Ltd.....................................................   293,480              9,046,407                 0.2%
      Oki Electric Industry Co., Ltd...................................   699,800              9,391,632                 0.3%
      Tokyo Seimitsu Co., Ltd..........................................   315,100             10,120,723                 0.3%
      Topcon Corp......................................................   862,100             11,887,112                 0.3%
      Ulvac, Inc.......................................................   237,200             10,377,361                 0.3%
      Other Securities.................................................                      438,718,873                11.7%
                                                                                          --------------               -----
TOTAL INFORMATION TECHNOLOGY...........................................                      489,542,108                13.1%
                                                                                          --------------               -----
MATERIALS -- (10.1%)
      ADEKA Corp.......................................................   665,700              9,526,870                 0.3%
      Kureha Corp......................................................   141,650              9,053,385                 0.2%
      Mitsui Mining & Smelting Co., Ltd................................   484,900             13,551,811                 0.4%
      Nippon Light Metal Holdings Co., Ltd............................. 4,755,800              9,250,215                 0.3%
      Sumitomo Osaka Cement Co., Ltd...................................   238,699             10,419,680                 0.3%
      Toagosei Co., Ltd................................................   871,100              9,655,071                 0.3%
      Tokuyama Corp....................................................   414,298             11,067,550                 0.3%
      Tokyo Ohka Kogyo Co., Ltd........................................   242,500              9,603,821                 0.3%
      Toyobo Co., Ltd..................................................   715,200              9,667,381                 0.3%
      Other Securities.................................................                      292,639,320                 7.5%
                                                                                          --------------               -----
TOTAL MATERIALS........................................................                      384,435,104                10.2%
                                                                                          --------------               -----
REAL ESTATE -- (2.1%)
      Kenedix, Inc..................................................... 1,600,900              8,713,937                 0.2%
#     Unizo Holdings Co., Ltd..........................................   211,100              9,736,461                 0.3%
      Other Securities.................................................                       61,699,038                 1.6%
                                                                                          --------------               -----
TOTAL REAL ESTATE......................................................                       80,149,436                 2.1%
                                                                                          --------------               -----
UTILITIES -- (1.2%)
      Other Securities.................................................                       45,413,941                 1.2%
                                                                                          --------------               -----
TOTAL COMMON STOCKS
  (Cost $3,300,844,445)................................................                    3,715,115,396                99.1%
                                                                                          --------------               -----
                                                                                              VALUE+
                                                                                  -------------------------------
SECURITIES LENDING COLLATERAL -- (2.4%)
@(S)  The DFA Short Term Investment Fund............................... 7,882,015             91,202,795                 2.5%
                                                                                          --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $3,392,036,762)................................................                   $3,806,318,191               101.6%
                                                                                          ==============               =====

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ------------------------------------------------
                                                    LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                   ---------- -------------- ------- --------------
Common Stocks
   Communication Services.........................         -- $  100,852,769   --    $  100,852,769
   Consumer Discretionary......................... $2,914,557    681,414,734   --       684,329,291
   Consumer Staples...............................         --    269,125,123   --       269,125,123
   Energy.........................................         --     50,257,557   --        50,257,557
   Financials.....................................         --    307,335,870   --       307,335,870
   Health Care....................................         --    171,433,509   --       171,433,509
   Industrials....................................         --  1,132,240,688   --     1,132,240,688
   Information Technology.........................         --    489,542,108   --       489,542,108
   Materials......................................         --    384,435,104   --       384,435,104
   Real Estate....................................         --     80,149,436   --        80,149,436
   Utilities......................................         --     45,413,941   --        45,413,941
   Securities Lending Collateral..................         --     91,202,795   --        91,202,795
                                                   ---------- --------------   --    --------------
TOTAL............................................. $2,914,557 $3,803,403,634   --    $3,806,318,191
                                                   ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (97.1%)
AUSTRALIA -- (52.9%)
    ALS, Ltd.........................................................  1,937,440          $ 10,775,238                 0.7%
    Altium, Ltd......................................................    596,319            13,200,823                 0.8%
    Ansell, Ltd......................................................    897,943            17,075,979                 1.0%
    Appen, Ltd.......................................................    556,409             8,359,545                 0.5%
#   Bapcor, Ltd......................................................  1,866,075             9,198,821                 0.6%
    Breville Group, Ltd..............................................    834,341             8,836,168                 0.5%
    carsales.com, Ltd................................................  1,661,566            17,806,162                 1.1%
    Cleanaway Waste Management, Ltd.................................. 10,062,156            12,788,931                 0.8%
#   Credit Corp. Group, Ltd .........................................    553,754            11,961,519                 0.7%
    CSR, Ltd.........................................................  3,957,955            11,313,522                 0.7%
    GrainCorp, Ltd., Class A.........................................  1,833,496             9,136,956                 0.6%
    Independence Group NL............................................  3,324,011            14,557,711                 0.9%
#   InvoCare, Ltd....................................................  1,006,913             9,100,772                 0.6%
#   IOOF Holdings, Ltd...............................................  2,296,344            11,677,647                 0.7%
    IRESS, Ltd.......................................................  1,095,248             9,618,441                 0.6%
#   JB Hi-Fi, Ltd....................................................    861,985            22,028,595                 1.3%
*   Lynas Corp., Ltd.................................................  5,145,389             8,809,881                 0.5%
#   Metcash, Ltd.....................................................  7,553,452            14,683,218                 0.9%
#   Mineral Resources, Ltd...........................................  1,210,928            11,910,590                 0.7%
#*  NEXTDC, Ltd......................................................  1,959,517             8,659,622                 0.5%
    nib holdings, Ltd................................................  3,390,280            16,388,762                 1.0%
#   Nine Entertainment Co. Holdings, Ltd............................. 11,957,501            15,172,093                 0.9%
#*  Nufarm, Ltd......................................................  2,065,056             8,427,098                 0.5%
    Orora, Ltd.......................................................  7,303,221            15,566,511                 1.0%
    OZ Minerals, Ltd.................................................  2,477,965            17,289,828                 1.1%
    Pendal Group, Ltd................................................  1,938,181             9,569,992                 0.6%
#   Perpetual, Ltd...................................................    356,633             8,841,267                 0.5%
    Premier Investments, Ltd.........................................    829,371            10,991,808                 0.7%
    Regis Resources, Ltd.............................................  3,442,546            11,666,993                 0.7%
*   Saracen Mineral Holdings, Ltd....................................  5,717,531            14,793,622                 0.9%
    Sims Metal Management, Ltd.......................................  1,382,214             8,895,865                 0.5%
    Spark Infrastructure Group.......................................  9,526,664            13,285,174                 0.8%
    St Barbara, Ltd..................................................  5,006,626             9,658,812                 0.6%
    Steadfast Group, Ltd.............................................  5,956,128            14,750,048                 0.9%
    Technology One, Ltd..............................................  1,891,632             9,609,521                 0.6%
*   Vocus Group, Ltd.................................................  4,120,793             9,447,578                 0.6%
    Other Securities.................................................                      453,786,509                27.6%
                                                                                          ------------                ----
TOTAL AUSTRALIA......................................................                      889,641,622                54.2%
                                                                                          ------------                ----
CHINA -- (0.1%)
    Other Securities.................................................                          877,015                 0.0%
                                                                                          ------------                ----
HONG KONG -- (24.2%)
    Cafe de Coral Holdings, Ltd......................................  3,476,000             9,484,602                 0.6%
    HKBN, Ltd........................................................  5,339,000             9,528,487                 0.6%
#   Luk Fook Holdings International, Ltd.............................  3,963,000            10,526,170                 0.7%
#   Man Wah Holdings, Ltd............................................ 17,293,600            11,778,606                 0.7%
    VTech Holdings, Ltd..............................................  1,359,100            11,916,338                 0.7%
    Other Securities.................................................                      352,926,496                21.4%
                                                                                          ------------                ----
TOTAL HONG KONG......................................................                      406,160,699                24.7%
                                                                                          ------------                ----

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

                                                                                                                PERCENTAGE
                                                                     SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                   ---------- ------------------------------- ---------------
NEW ZEALAND -- (6.3%)
      Chorus, Ltd.................................................  3,243,921         $   11,029,769                 0.7%
      Infratil, Ltd...............................................  4,611,834             14,572,102                 0.9%
      Mainfreight, Ltd............................................    402,884             10,378,721                 0.6%
      SKYCITY Entertainment Group, Ltd............................  4,793,322             12,008,879                 0.7%
      Other Securities............................................                        58,498,299                 3.6%
                                                                                      --------------               -----
TOTAL NEW ZEALAND.................................................                       106,487,770                 6.5%
                                                                                      --------------               -----
SINGAPORE -- (13.6%)
#     Sembcorp Industries, Ltd ...................................  6,073,600             10,196,907                 0.6%
#     Singapore Post, Ltd......................................... 12,563,600              8,858,074                 0.5%
#     Singapore Press Holdings, Ltd...............................  6,521,000             10,612,235                 0.7%
      Venture Corp., Ltd..........................................  1,125,100             13,050,734                 0.8%
      Yangzijiang Shipbuilding Holdings Ltd....................... 18,491,700             12,945,807                 0.8%
      Other Securities............................................                       172,482,497                10.5%
                                                                                      --------------               -----
TOTAL SINGAPORE...................................................                       228,146,254                13.9%
                                                                                      --------------               -----
TOTAL COMMON STOCKS ..............................................                     1,631,313,360                99.3%
                                                                                      --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities............................................                             2,976                 0.0%
                                                                                      --------------               -----
TOTAL INVESTMENT SECURITIES
  (Cost $1,736,491,472)...........................................                     1,631,316,336
                                                                                      --------------

                                                                                          VALUE+
                                                                              -------------------------------
SECURITIES LENDING COLLATERAL -- (2.9%)
@(S)  The DFA Short Term Investment Fund..........................  4,221,581             48,847,919                 3.0%
                                                                                      --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $1,785,334,426)...........................................                    $1,680,164,255               102.3%
                                                                                      ==============               =====

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------------
                                                             LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                                             -------- -------------- -------- --------------
Common Stocks
   Australia................................................ $439,275 $  889,202,347       -- $  889,641,622
   China....................................................       --        877,015       --        877,015
   Hong Kong................................................  460,908    405,699,791       --    406,160,699
   New Zealand..............................................       --    106,487,770       --    106,487,770
   Singapore................................................   11,864    228,134,390       --    228,146,254
Rights/Warrants Australia...................................       --          2,976       --          2,976
Securities Lending Collateral...............................       --     48,847,919       --     48,847,919
                                                             -------- -------------- -------- --------------
TOTAL....................................................... $912,047 $1,679,252,208       -- $1,680,164,255
                                                             ======== ============== ======== ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (99.2%)
COMMUNICATION SERVICES -- (4.7%)
    Entertainment One, Ltd...........................................  2,630,507          $ 18,997,490                 0.8%
    Inmarsat P.L.C...................................................  2,400,987            17,128,455                 0.8%
    Other Securities.................................................                       69,081,559                 3.0%
                                                                                          ------------                ----
TOTAL COMMUNICATION SERVICES.........................................                      105,207,504                 4.6%
                                                                                          ------------                ----
CONSUMER DISCRETIONARY -- (21.6%)
    B&M European Value Retail SA.....................................  5,453,680            26,163,411                 1.2%
    Bellway P.L.C....................................................    785,920            32,167,252                 1.4%
*   Boohoo Group P.L.C...............................................  4,528,022            15,478,500                 0.7%
    Bovis Homes Group P.L.C..........................................  1,284,142            19,457,559                 0.9%
    Greggs P.L.C.....................................................    734,900            16,903,572                 0.7%
    Inchcape P.L.C...................................................  2,923,312            24,440,490                 1.1%
    JD Sports Fashion P.L.C..........................................  1,736,308            17,271,954                 0.8%
    Merlin Entertainments P.L.C......................................  4,495,638            26,485,860                 1.2%
    Moneysupermarket.com Group P.L.C.................................  3,912,801            17,410,624                 0.8%
    SSP Group P.L.C..................................................  3,025,801            24,951,150                 1.1%
    WH Smith P.L.C...................................................    741,725            21,018,611                 0.9%
    Other Securities.................................................                      245,393,384                10.6%
                                                                                          ------------                ----
TOTAL CONSUMER DISCRETIONARY.........................................                      487,142,367                21.4%
                                                                                          ------------                ----
CONSUMER STAPLES -- (5.2%)
    Britvic P.L.C....................................................  1,845,637            23,586,871                 1.1%
    Fevertree Drinks P.L.C...........................................    631,057            15,205,992                 0.7%
    Tate & Lyle P.L.C................................................  3,470,820            30,273,503                 1.3%
    Other Securities.................................................                       48,295,503                 2.1%
                                                                                          ------------                ----
TOTAL CONSUMER STAPLES...............................................                      117,361,869                 5.2%
                                                                                          ------------                ----
ENERGY -- (3.8%)
    John Wood Group P.L.C............................................  3,647,826            16,016,209                 0.7%
    Tullow Oil P.L.C.................................................  9,865,717            26,364,357                 1.2%
    Other Securities.................................................                       43,225,104                 1.9%
                                                                                          ------------                ----
TOTAL ENERGY.........................................................                       85,605,670                 3.8%
                                                                                          ------------                ----
FINANCIALS -- (13.6%)
    Beazley P.L.C....................................................  2,966,841            22,548,944                 1.0%
    Close Brothers Group P.L.C.......................................  1,042,864            18,699,833                 0.8%
    IG Group Holdings P.L.C..........................................  2,610,897            21,480,945                 0.9%
    Intermediate Capital Group P.L.C.................................  1,866,605            35,924,136                 1.6%
    Man Group P.L.C.................................................. 11,167,689            20,785,020                 0.9%
    Quilter P.L.C....................................................  9,786,100            17,363,535                 0.8%
    TP ICAP P.L.C....................................................  3,608,881            16,046,822                 0.7%
    Other Securities.................................................                      154,748,420                 6.8%
                                                                                          ------------                ----
TOTAL FINANCIALS.....................................................                      307,597,655                13.5%
                                                                                          ------------                ----
HEALTH CARE -- (3.1%)
    ConvaTec Group P.L.C.............................................  7,978,950            20,384,000                 0.9%
    Other Securities.................................................                       50,367,254                 2.2%
                                                                                          ------------                ----
TOTAL HEALTH CARE....................................................                       70,751,254                 3.1%
                                                                                          ------------                ----

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
INDUSTRIALS -- (28.7%)
    Aggreko P.L.C....................................................  1,647,699         $   16,892,274                0.7%
    Babcock International Group P.L.C................................  3,197,831             22,967,450                1.0%
    BBA Aviation P.L.C...............................................  7,301,568             28,725,347                1.3%
    Cobham P.L.C..................................................... 16,545,169             33,842,830                1.5%
    Diploma P.L.C....................................................    793,073             16,418,068                0.7%
    G4S P.L.C........................................................  9,906,519             26,568,687                1.2%
    Grafton Group P.L.C..............................................  1,638,906             16,595,963                0.7%
    Hays P.L.C....................................................... 10,246,441             20,852,201                0.9%
    HomeServe P.L.C .................................................  1,762,201             26,469,025                1.2%
    Howden Joinery Group P.L.C.......................................  4,476,142             33,500,704                1.5%
    IMI P.L.C........................................................  1,911,037             24,851,430                1.1%
    Meggitt P.L.C....................................................  2,528,732             20,460,802                0.9%
    National Express Group P.L.C.....................................  3,061,395             17,712,519                0.8%
    QinetiQGroup P.L.C...............................................  3,964,771             16,162,957                0.7%
    Rotork P.L.C.....................................................  5,871,491             22,929,186                1.0%
    Travis Perkins P.L.C.............................................  1,726,015             32,059,239                1.4%
    Ultra Electronics Holdings P.L.C.................................    646,972             16,341,114                0.7%
    Other Securities.................................................                       253,872,435               11.1%
                                                                                         --------------               ----
TOTAL INDUSTRIALS....................................................                       647,222,231               28.4%
                                                                                         --------------               ----
INFORMATION TECHNOLOGY -- (6.5%)
    Electrocomponents P.L.C..........................................  3,231,445             28,511,406                1.3%
    Spectris P.L.C...................................................    827,935             25,667,336                1.1%
    Other Securities.................................................                        92,305,157                4.0%
                                                                                         --------------               ----
TOTAL INFORMATION TECHNOLOGY.........................................                       146,483,899                6.4%
                                                                                         --------------               ----
MATERIALS -- (5.5%)
    Victrex P.L.C....................................................    629,414             17,880,697                0.8%
    Other Securities.................................................                       106,253,523                4.6%
                                                                                         --------------               ----
TOTAL MATERIALS......................................................                       124,134,220                5.4%
                                                                                         --------------               ----
REAL ESTATE -- (4.4%)
    Capital & Counties Properties P.L.C..............................  4,962,871             16,403,005                0.7%
    IWG P.L.C........................................................  4,354,218             21,689,498                1.0%
    St. Modwen Properties P.L.C......................................  2,832,022             16,530,842                0.7%
    Other Securities.................................................                        43,243,787                1.9%
                                                                                         --------------               ----
TOTAL REAL ESTATE....................................................                        97,867,132                4.3%
                                                                                         --------------               ----
UTILITIES -- (2.1%)
    Pennon Group P.L.C...............................................  2,929,675             34,062,254                1.5%
    Other Securities.................................................                        12,972,658                0.6%
                                                                                         --------------               ----
TOTAL UTILITIES......................................................                        47,034,912                2.1%
                                                                                         --------------               ----
TOTAL COMMON STOCKS..................................................                     2,236,408,713               98.2%
                                                                                         --------------               ----
PREFERRED STOCKS -- (0.0%)
CONSUMER STAPLES -- (0.0%)
    Other Security...................................................                            13,207                0.0%
                                                                                         --------------               ----
TOTAL INVESTMENT SECURITIES
  (Cost $2,084,250,199)..............................................                     2,236,421,920
                                                                                         --------------

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                                                                   PERCENTAGE
                                                                         SHARES       VALUE+     OF NET ASSETS++
                                                                        --------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (0.8%)
@(S)  The DFA Short Term Investment Fund............................... 1,625,922 $   18,813,540       0.8%
                                                                                  --------------      ----
TOTAL INVESTMENTS--(100.0%)
  (Cost $2,103,060,882)................................................           $2,255,235,460      99.0%
                                                                                  ==============      ====

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------------
                                                             LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                                             -------- -------------- -------- --------------
Common Stocks
   Communication Services...................................       -- $  105,207,504       -- $  105,207,504
   Consumer Discretionary...................................       --    487,142,367       --    487,142,367
   Consumer Staples.........................................       --    117,361,869       --    117,361,869
   Energy...................................................       --     85,605,670       --     85,605,670
   Financials...............................................       --    307,597,655       --    307,597,655
   Health Care..............................................       --     70,751,254       --     70,751,254
   Industrials..............................................       --    647,222,231       --    647,222,231
   Information Technology...................................       --    146,483,899       --    146,483,899
   Materials................................................       --    124,134,220       --    124,134,220
   Real Estate..............................................       --     97,867,132       --     97,867,132
   Utilities................................................       --     47,034,912       --     47,034,912
Preferred Stocks
   Consumer Staples.........................................       --         13,207       --         13,207
Securities Lending Collateral...............................       --     18,813,540       --     18,813,540
                                                             -------- -------------- -------- --------------
TOTAL.......................................................       -- $2,255,235,460       -- $2,255,235,460
                                                             ======== ============== ======== ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
COMMON STOCKS -- (91.0%)
AUSTRIA -- (3.1%)
#   ANDRITZ AG.......................................................   510,397          $ 22,950,629                 0.4%
    Other Securities.................................................                     167,851,812                 3.0%
                                                                                         ------------                ----
TOTAL AUSTRIA........................................................                     190,802,441                 3.4%
                                                                                         ------------                ----
BELGIUM -- (4.4%)
    Ackermans & van Haaren NV........................................   174,099            26,688,658                 0.5%
*   Galapagos NV.....................................................   220,186            40,539,939                 0.7%
    Other Securities.................................................                     201,242,099                 3.6%
                                                                                         ------------                ----
TOTAL BELGIUM........................................................                     268,470,696                 4.8%
                                                                                         ------------                ----
DENMARK -- (4.4%)
    Royal Unibrew A.S................................................   364,385            29,893,850                 0.5%
    SimCorp A.S......................................................   294,845            26,382,068                 0.5%
    Topdanmark A.S ..................................................   475,380            21,291,486                 0.4%
    Other Securities.................................................                     191,284,392                 3.4%
                                                                                         ------------                ----
TOTAL DENMARK........................................................                     268,851,796                 4.8%
                                                                                         ------------                ----
FINLAND -- (5.7%)
    Huhtamaki Oyj....................................................   768,251            35,574,237                 0.6%
    Kesko Oyj, Class B...............................................   421,805            28,104,043                 0.5%
#   Metso Oyj........................................................   667,333            25,263,083                 0.4%
    Nokian Renkaat Oyj...............................................   883,124            25,238,923                 0.4%
#   Orion Oyj, Class B...............................................   748,676            33,214,713                 0.6%
    Valmet Oyj.......................................................   956,184            21,399,886                 0.4%
    Other Securities.................................................                     175,351,457                 3.2%
                                                                                         ------------                ----
TOTAL FINLAND........................................................                     344,146,342                 6.1%
                                                                                         ------------                ----
FRANCE -- (10.6%)
    Altran Technologies SA........................................... 1,693,540            26,925,558                 0.5%
    Elis SA.......................................................... 1,112,804            21,275,159                 0.4%
    Euronext NV......................................................   373,020            30,092,307                 0.5%
    Eutelsat Communications SA....................................... 1,279,751            24,276,769                 0.4%
    Ingenico Group SA................................................   424,498            45,392,020                 0.8%
    Rexel SA......................................................... 2,320,855            28,772,809                 0.5%
    Rubis SCA........................................................   608,177            35,266,736                 0.6%
    Other Securities.................................................                     436,977,009                 7.9%
                                                                                         ------------                ----
TOTAL FRANCE.........................................................                     648,978,367                11.6%
                                                                                         ------------                ----
GERMANY -- (15.4%)
#   Bechtle AG.......................................................   225,300            24,398,771                 0.4%
    CTS Eventim AG & Co. KGaA........................................   442,453            26,797,580                 0.5%
*   Dialog Semiconductor P.L.C.......................................   621,432            27,952,191                 0.5%
    Freenet AG.......................................................   981,903            21,805,853                 0.4%
#   GEA Group AG.....................................................   890,332            27,192,379                 0.5%
    Gerresheimer AG..................................................   262,222            21,146,921                 0.4%
#   K+S AG........................................................... 1,567,865            22,263,660                 0.4%
    Lanxess AG.......................................................   628,306            40,826,813                 0.7%
#   OSRAM Licht AG...................................................   602,174            26,956,108                 0.5%
    Rheinmetall AG...................................................   339,164            40,905,414                 0.7%
    TAG Immobilien AG................................................ 1,024,715            24,902,336                 0.5%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
GERMANY -- (Continued)
    TLG Immobilien AG................................................    722,981          $ 21,202,568                 0.4%
    Other Securities.................................................                      613,715,934                10.8%
                                                                                          ------------                ----
TOTAL GERMANY........................................................                      940,066,528                16.7%
                                                                                          ------------                ----
IRELAND -- (0.5%)
    Other Securities.................................................                       32,095,239                 0.6%
                                                                                          ------------                ----
ISRAEL -- (3.0%)
    Other Securities.................................................                      184,044,089                 3.3%
                                                                                          ------------                ----
ITALY -- (9.7%)
#*  Banco BPM SpA.................................................... 12,626,497            28,742,468                 0.5%
    Hera SpA.........................................................  6,455,969            27,655,462                 0.5%
    Italgas SpA......................................................  3,818,401            24,581,718                 0.4%
#*  Saipem SpA.......................................................  5,057,693            22,957,059                 0.4%
#   Unione di Banche Italiane SpA....................................  7,724,232            23,530,091                 0.4%
    Other Securities.................................................                      462,560,883                 8.3%
                                                                                          ------------                ----
TOTAL ITALY..........................................................                      590,027,681                10.5%
                                                                                          ------------                ----
NETHERLANDS -- (6.4%)
    Aalberts NV......................................................    728,381            29,352,137                 0.5%
#*  Altice Europe NV.................................................  4,683,910            26,800,426                 0.5%
    ASM International NV.............................................    331,781            33,450,744                 0.6%
    ASR Nederland NV.................................................    688,282            25,231,450                 0.5%
    BE Semiconductor Industries NV...................................    589,568            21,856,942                 0.4%
    IMCD NV..........................................................    357,303            27,899,685                 0.5%
    SBM Offshore NV..................................................  1,376,758            23,742,884                 0.4%
    Other Securities.................................................                      200,756,381                 3.5%
                                                                                          ------------                ----
TOTAL NETHERLANDS....................................................                      389,090,649                 6.9%
                                                                                          ------------                ----
NORWAY -- (2.3%)
    Other Securities.................................................                      138,761,156                 2.5%
                                                                                          ------------                ----
PORTUGAL -- (1.0%)
    Other Securities.................................................                       62,779,176                 1.1%
                                                                                          ------------                ----
SPAIN -- (6.0%)
#   Cellnex Telecom SA...............................................    684,045            29,515,742                 0.5%
    Enagas SA........................................................    945,913            23,406,228                 0.4%
    Other Securities.................................................                      310,162,882                 5.6%
                                                                                          ------------                ----
TOTAL SPAIN..........................................................                      363,084,852                 6.5%
                                                                                          ------------                ----
SWEDEN -- (7.2%)
    Other Securities.................................................                      441,605,487                 7.9%
                                                                                          ------------                ----
SWITZERLAND -- (11.3%)
    Cembra Money Bank AG.............................................    214,769            22,775,270                 0.4%
#   Georg Fischer AG.................................................     31,450            30,036,368                 0.5%
    Helvetia Holding AG..............................................    216,663            30,434,052                 0.5%
    PSP Swiss Property AG............................................    325,433            43,075,928                 0.8%
    VAT Group AG.....................................................    199,273            29,299,419                 0.5%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                                                                 PERCENTAGE
                                                      SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                    ---------- ------------------------------- ---------------
SWITZERLAND -- (Continued)
      Other Securities.............................                    $  534,051,612                 9.6%
                                                                       --------------               -----
TOTAL SWITZERLAND..................................                       689,672,649                12.3%
                                                                       --------------               -----
UNITED KINGDOM -- (0.0%)
      Other Security...............................                         1,167,097                 0.0%
                                                                       --------------               -----
TOTAL COMMON STOCKS................................                     5,553,644,245                99.0%
                                                                       --------------               -----
PREFERRED STOCKS -- (0.6%)

GERMANY -- (0.6%)
      Other Securities.............................                        33,843,637                 0.6%
                                                                       --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities.............................                           873,861                 0.0%
                                                                       --------------               -----
TOTAL INVESTMENT SECURITIES
  (Cost $4,988,017,993)............................                     5,588,361,743
                                                                       --------------

                                                                           VALUE+
                                                               -------------------------------
SECURITIES LENDING COLLATERAL -- (8.4%)
@(S)  The DFA Short Term Investment Fund........... 44,497,991            514,886,250                 9.2%
                                                                       --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $5,502,845,113)............................                    $6,103,247,993               108.8%
                                                                       ==============               =====

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------
                                                              LEVEL 1     LEVEL 2    LEVEL 3     TOTAL
                                                             ---------- ------------ -------- ------------
Common Stocks
   Austria..................................................         -- $190,802,441       -- $190,802,441
   Belgium.................................................. $9,150,257  259,320,439       --  268,470,696
   Denmark..................................................         --  268,851,796       --  268,851,796
   Finland..................................................         --  344,146,342       --  344,146,342
   France...................................................         --  648,978,367       --  648,978,367
   Germany..................................................  1,207,475  938,859,053       --  940,066,528
   Ireland..................................................         --   32,095,239       --   32,095,239
   Israel...................................................    799,434  183,244,655       --  184,044,089
   Italy....................................................  2,432,465  587,595,216       --  590,027,681
   Netherlands..............................................         --  389,090,649       --  389,090,649
   Norway...................................................         --  138,761,156       --  138,761,156
   Portugal.................................................         --   62,779,176       --   62,779,176
   Spain....................................................         --  363,084,852       --  363,084,852
   Sweden...................................................         --  441,605,487       --  441,605,487
   Switzerland..............................................         --  689,672,649       --  689,672,649
   United Kingdom...........................................         --    1,167,097       --    1,167,097
Preferred Stocks
   Germany..................................................         --   33,843,637       --   33,843,637
Rights/Warrants
   Italy....................................................         --      379,240       --      379,240
   Norway...................................................         --       16,603       --       16,603

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------
                                                               LEVEL 1      LEVEL 2     LEVEL 3      TOTAL
                                                             ----------- -------------- -------- --------------
   Spain....................................................          -- $      477,143       -- $      477,143
   Sweden...................................................          --            875       --            875
Securities Lending Collateral...............................          --    514,886,250       --    514,886,250
                                                             ----------- -------------- -------- --------------
TOTAL....................................................... $13,589,631 $6,089,658,362       -- $6,103,247,993
                                                             =========== ============== ======== ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
COMMON STOCKS -- (86.3%)
COMMUNICATION SERVICES -- (2.0%)
    Cogeco Communications, Inc.......................................    95,472          $  8,252,591                 0.7%
    Other Securities.................................................                      18,350,341                 1.6%
                                                                                         ------------                ----
TOTAL COMMUNICATION SERVICES.........................................                      26,602,932                 2.3%
                                                                                         ------------                ----
CONSUMER DISCRETIONARY -- (4.8%)
*   Great Canadian Gaming Corp.......................................   418,284            13,230,363                 1.1%
    Linamar Corp.....................................................   322,683            10,522,538                 0.9%
    Other Securities.................................................                      39,534,125                 3.5%
                                                                                         ------------                ----
TOTAL CONSUMER DISCRETIONARY.........................................                      63,287,026                 5.5%
                                                                                         ------------                ----
CONSUMER STAPLES -- (4.0%)
    Cott Corp........................................................    96,682             1,242,364                 0.1%
    Cott Corp........................................................   909,370            11,682,135                 1.0%
#   Premium Brands Holdings Corp.....................................   186,219            12,284,997                 1.1%
    Other Securities.................................................                      27,482,578                 2.4%
                                                                                         ------------                ----
TOTAL CONSUMER STAPLES...............................................                      52,692,074                 4.6%
                                                                                         ------------                ----
ENERGY -- (12.8%)
    Crescent Point Energy Corp....................................... 2,146,838             7,840,172                 0.7%
#   Enerplus Corp.................................................... 1,624,918             9,807,986                 0.9%
    Gibson Energy, Inc...............................................   855,146            14,907,108                 1.3%
*   Parex Resources, Inc............................................. 1,044,698            14,158,271                 1.2%
#   Whitecap Resources, Inc.......................................... 2,833,976             7,896,661                 0.7%
    Other Securities.................................................                     115,545,912                10.0%
                                                                                         ------------                ----
TOTAL ENERGY.........................................................                     170,156,110                14.8%
                                                                                         ------------                ----
FINANCIALS -- (9.2%)
#   Canadian Western Bank............................................   643,831            16,302,304                 1.4%
    ECN Capital Corp................................................. 2,446,608             8,080,438                 0.7%
    Element Fleet Management Corp.................................... 2,450,611            20,838,845                 1.8%
#   Genworth MI Canada, Inc..........................................   281,680            11,377,554                 1.0%
#*  Home Capital Group, Inc..........................................   541,770            11,151,306                 1.0%
#   Laurentian Bank of Canada........................................   326,390            11,225,774                 1.0%
    Other Securities.................................................                      42,556,392                 3.7%
                                                                                         ------------                ----
TOTAL FINANCIALS.....................................................                     121,532,613                10.6%
                                                                                         ------------                ----
HEALTH CARE -- (1.5%)
    Other Securities.................................................                      20,377,182                 1.8%
                                                                                         ------------                ----
INDUSTRIALS -- (9.9%)
    Morneau Shepell, Inc.............................................   346,211             8,335,245                 0.7%
                                                                                         ------------                ----
#   Stantec, Inc.....................................................   625,036            13,334,987                 1.2%
    TFI International, Inc...........................................   556,989            17,748,712                 1.6%
    Other Securities.................................................                      91,974,002                 8.0%
                                                                                         ------------                ----
TOTAL INDUSTRIALS....................................................                     131,392,946                11.5%
                                                                                         ------------                ----
INFORMATION TECHNOLOGY -- (3.5%)
*   Descartes Systems Group, Inc. (The)..............................   333,561            12,979,273                 1.1%
*   Kinaxis, Inc.....................................................   145,074             9,264,425                 0.8%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
INFORMATION TECHNOLOGY -- (Continued)
    Other Securities.................................................                   $   24,038,252                2.1%
                                                                                        --------------               ----
TOTAL INFORMATION TECHNOLOGY.........................................                       46,281,950                4.0%
                                                                                        --------------               ----
MATERIALS -- (28.6%)
*   Alacer Gold Corp................................................. 2,184,997             10,816,324                0.9%
    Alamos Gold, Inc., Class A....................................... 2,957,288             16,098,817                1.4%
*   B2Gold Corp...................................................... 5,382,692             18,921,770                1.6%
*   Centerra Gold, Inc............................................... 1,682,253             14,343,409                1.3%
*   Detour Gold Corp................................................. 1,259,316             20,910,516                1.8%
#*  Eldorado Gold Corp............................................... 1,158,414              9,753,860                0.9%
#*  Endeavour Mining Corp............................................   502,056              9,091,206                0.8%
#*  First Majestic Silver Corp.......................................   977,531             10,449,958                0.9%
*   IAMGOLD Corp..................................................... 3,346,046             12,575,300                1.1%
*   Ivanhoe Mines, Ltd., Class A..................................... 3,744,528              9,296,642                0.8%
    OceanaGold Corp.................................................. 4,416,629             10,596,422                0.9%
    Osisko Gold Royalties, Ltd.......................................   963,845              9,484,046                0.8%
    Pan American Silver Corp......................................... 1,378,389             23,410,948                2.0%
*   Pretium Resources, Inc...........................................   794,788              8,007,620                0.7%
#*  Sandstorm Gold, Ltd.............................................. 1,264,677              9,025,863                0.8%
*   SSR Mining, Inc..................................................   859,605             12,713,617                1.1%
    Stella-Jones, Inc................................................   332,002              9,205,613                0.8%
*   Torex Gold Resources, Inc........................................   632,604              9,255,394                0.8%
    Yamana Gold, Inc................................................. 6,883,874             25,139,651                2.2%
    Other Securities.................................................                      130,973,674               11.5%
                                                                                        --------------               ----
TOTAL MATERIALS......................................................                      380,070,650               33.1%
                                                                                        --------------               ----
REAL ESTATE -- (4.1%)
    Colliers International Group, Inc................................   224,919             15,070,307                1.3%
    FirstService Corp................................................     1,234                107,741                0.0%
    FirstService Corp................................................   153,669             13,412,640                1.2%
#   Tricon Capital Group, Inc........................................ 1,029,132              8,329,320                0.7%
    Other Securities.................................................                       17,246,869                1.5%
                                                                                        --------------               ----
TOTAL REAL ESTATE....................................................                       54,166,877                4.7%
                                                                                        --------------               ----
UTILITIES -- (5.9%)
#   Boralex, Inc., Class A...........................................   485,312              8,032,649                0.7%
    Capital Power Corp...............................................   724,420             17,363,859                1.5%
    Innergex Renewable Energy, Inc...................................   740,781              9,246,404                0.8%
    Northland Power, Inc.............................................   513,208             10,247,795                0.9%
#   Superior Plus Corp............................................... 1,170,310             10,564,867                0.9%
    TransAlta Corp................................................... 2,047,057             12,091,795                1.1%
#   TransAlta Renewables, Inc........................................   779,039              8,387,194                0.7%
    Other Securities.................................................                        2,618,233                0.2%
                                                                                        --------------               ----
TOTAL UTILITIES......................................................                       78,552,796                6.8%
                                                                                        --------------               ----
TOTAL COMMON STOCKS..................................................                    1,145,113,156               99.7%
                                                                                        --------------               ----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities.................................................                          525,727                0.0%
                                                                                        --------------               ----
TOTAL INVESTMENT SECURITIES (Cost $1,363,796,012)....................                    1,145,638,883
                                                                                        ==============

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS++
                                                                        ---------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (13.7%)
@(S)  The DFA Short Term Investment Fund............................... 15,667,770 $  181,291,764       15.8%
                                                                                   --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $1,545,068,154)................................................            $1,326,930,647      115.5%
                                                                                   ==============      =====

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------------
                                                                LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                                             -------------- ------------ -------- --------------
Common Stocks
   Communication Services................................... $   26,602,932           --       -- $   26,602,932
   Consumer Discretionary...................................     63,280,149 $      6,877       --     63,287,026
   Consumer Staples.........................................     52,692,074           --       --     52,692,074
   Energy...................................................    169,654,103      502,007       --    170,156,110
   Financials...............................................    121,532,613           --       --    121,532,613
   Health Care..............................................     20,377,182           --       --     20,377,182
   Industrials..............................................    131,392,946           --       --    131,392,946
   Information Technology...................................     46,281,950           --       --     46,281,950
   Materials................................................    380,070,161          489       --    380,070,650
   Real Estate..............................................     54,166,877           --       --     54,166,877
   Utilities................................................     78,552,796           --       --     78,552,796
Rights/Warrants
   Communication Services...................................             --       50,475       --         50,475
   Energy...................................................             --           76       --             76
   Materials................................................             --      475,176       --        475,176
Securities Lending Collateral...............................             --  181,291,764       --    181,291,764
                                                             -------------- ------------ -------- --------------
TOTAL....................................................... $1,144,603,783 $182,326,864       -- $1,326,930,647
                                                             ============== ============ ======== ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (95.8%)
BRAZIL -- (6.7%)
    Ambev SA, ADR....................................................  5,984,451         $   25,792,984                0.4%
    B3 SA - Brasil Bolsa Balcao......................................  1,724,517             20,803,424                0.3%
    JBS SA...........................................................  2,773,918             19,567,171                0.3%
    Petroleo Brasileiro SA...........................................  3,033,556             24,734,393                0.4%
    Petroleo Brasileiro SA, Sponsored ADR (US71654V1017).............  1,299,604             19,611,024                0.3%
*   Vale SA..........................................................  3,260,013             38,367,434                0.6%
*   Vale SA, Sponsored ADR...........................................  1,665,738             19,555,770                0.3%
    Other Securities.................................................                       239,077,732                4.1%
                                                                                         --------------               ----
TOTAL BRAZIL.........................................................                       407,509,932                6.7%
                                                                                         --------------               ----
CHILE -- (1.1%)
    Other Securities.................................................                        64,756,864                1.1%
                                                                                         --------------               ----
CHINA -- (17.4%)
*   Alibaba Group Holding, Ltd., Sponsored ADR.......................    468,034             82,687,567                1.4%
*   Baidu, Inc., Sponsored ADR.......................................    187,957             19,143,421                0.3%
    China Construction Bank Corp., Class H........................... 50,692,590             40,618,473                0.7%
    China Mobile, Ltd., Sponsored ADR................................    903,735             36,492,819                0.6%
    China Overseas Land & Investment, Ltd............................  5,818,000             18,358,646                0.3%
    Industrial & Commercial Bank of China, Ltd., Class H............. 37,297,185             26,719,448                0.5%
    Ping An Insurance Group Co. of China, Ltd., Class H..............  3,770,000             43,512,512                0.7%
    Tencent Holdings, Ltd............................................  3,697,300            149,973,259                2.5%
    Other Securities.................................................                       646,167,913               10.6%
                                                                                         --------------               ----
TOTAL CHINA..........................................................                     1,063,674,058               17.6%
                                                                                         --------------               ----
COLOMBIA -- (0.4%)
    Other Securities.................................................                        25,468,955                0.4%
                                                                                         --------------               ----
CZECH REPUBLIC -- (0.1%)
    Other Securities.................................................                         7,589,130                0.1%
                                                                                         --------------               ----
EGYPT -- (0.1%)
    Other Securities.................................................                         8,954,586                0.1%
                                                                                         --------------               ----
GREECE -- (0.4%)
    Other Securities.................................................                        22,608,755                0.4%
                                                                                         --------------               ----
HUNGARY -- (0.5%)
    Other Securities.................................................                        28,120,733                0.5%
                                                                                         --------------               ----
INDIA -- (13.2%)
    HDFC Bank Ltd....................................................  2,767,968             47,944,947                0.8%
    Hindustan Unilever, Ltd..........................................    959,377             29,474,730                0.5%
    Housing Development Finance Corp., Ltd...........................  1,218,361             36,652,982                0.6%
    Infosys, Ltd.....................................................  3,610,458             34,788,558                0.6%
    Reliance Industries, Ltd.........................................  3,145,620             64,868,528                1.1%
    Reliance Industries, Ltd., GDR...................................      3,374                138,370                0.0%
    Tata Consultancy Services, Ltd...................................  1,281,838             41,123,575                0.7%
    Other Securities.................................................                       551,306,729                9.1%
                                                                                         --------------               ----
TOTAL INDIA..........................................................                       806,298,419               13.4%
                                                                                         --------------               ----

THE EMERGING MARKETS SERIES

CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
INDONESIA -- (2.7%)
    Bank Central Asia Tbk PT.........................................  8,457,600          $ 18,930,876                 0.3%
    Bank Rakyat Indonesia Persero Tbk PT............................. 63,168,800            18,927,597                 0.3%
    Other Securities.................................................                      128,729,943                 2.2%
                                                                                          ------------                 ---
TOTAL INDONESIA......................................................                      166,588,416                 2.8%
                                                                                          ------------                 ---
MALAYSIA -- (2.6%)
    Public Bank Bhd..................................................  3,656,014            17,743,930                 0.3%
    Other Securities.................................................                      143,535,791                 2.4%
                                                                                          ------------                 ---
TOTAL MALAYSIA.......................................................                      161,279,721                 2.7%
                                                                                          ------------                 ---
MEXICO -- (3.6%)
#   America Movil S.A.B. de C.V...................................... 48,207,854            38,167,318                 0.6%
    Grupo Financiero Banorte S.A.B. de C.V...........................  5,267,183            28,799,538                 0.5%
#   Wal-Mart de Mexico S.A.B. de C.V.................................  7,198,435            21,573,040                 0.4%
    Other Securities.................................................                      133,077,457                 2.2%
                                                                                          ------------                 ---
TOTAL MEXICO.........................................................                      221,617,353                 3.7%
                                                                                          ------------                 ---
NETHERLANDS -- (0.1%)
    Other Security...................................................                        3,425,675                 0.1%
                                                                                          ------------                 ---
PERU -- (0.3%)
    Other Securities.................................................                       17,530,969                 0.3%
                                                                                          ------------                 ---
PHILIPPINES -- (1.4%)
    Other Securities.................................................                       88,326,781                 1.5%
                                                                                          ------------                 ---
POLAND -- (1.4%)
    Other Securities.................................................                       84,513,278                 1.4%
                                                                                          ------------                 ---
RUSSIA -- (2.1%)
    Gazprom PJSC, Sponsored ADR......................................  2,221,918            17,812,774                 0.3%
    Lukoil PJSC, Sponsored ADR.......................................    240,181            22,133,405                 0.4%
    Sberbank of Russia PJSC, Sponsored ADR...........................  1,512,183            22,268,858                 0.4%
    Other Securities.................................................                       63,440,823                 1.0%
                                                                                          ------------                 ---
TOTAL RUSSIA.........................................................                      125,655,860                 2.1%
                                                                                          ------------                 ---
SOUTH AFRICA -- (6.6%)
    Absa Group, Ltd..................................................  2,048,444            21,009,003                 0.4%
    AngloGold Ashanti, Ltd., Sponsored ADR...........................  1,511,371            33,371,072                 0.6%
    FirstRand, Ltd...................................................  4,821,116            20,841,591                 0.3%
    Gold Fields, Ltd., Sponsored ADR.................................  3,517,277            21,736,772                 0.4%
#   MTN Group, Ltd...................................................  4,153,006            25,705,368                 0.4%
    Naspers, Ltd., Class N...........................................    269,196            38,093,520                 0.6%
    Standard Bank Group, Ltd.........................................  2,064,368            23,699,452                 0.4%
    Other Securities.................................................                      216,360,272                 3.5%
                                                                                          ------------                 ---
TOTAL SOUTH AFRICA...................................................                      400,817,050                 6.6%
                                                                                          ------------                 ---
SOUTH KOREA -- (14.8%)
    NAVER Corp.......................................................    127,452            17,970,279                 0.3%
    Samsung Electronics Co., Ltd.....................................  4,912,950           212,336,945                 3.5%
    Samsung Electronics Co., Ltd. , GDR (4942818)....................     52,509            56,131,486                 0.9%
    SK Hynix, Inc....................................................    821,484            57,763,436                 1.0%

THE EMERGING MARKETS SERIES

CONTINUED

                                                                                            PERCENTAGE
                                                 SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               ---------- ------------------------------- ---------------
SOUTH KOREA -- (Continued)
     Other Securities.........................                    $  563,199,923                9.3%
                                                                  --------------               ----
TOTAL SOUTH KOREA.............................                       907,402,069               15.0%
                                                                  --------------               ----
SPAIN -- (0.1%)
     Other Securities.........................                         4,410,951                0.1%
                                                                  --------------               ----
TAIWAN -- (16.0%)
     ASE Technology Holding Co., Ltd..........  7,079,782             18,368,006                0.3%
     Hon Hai Precision Industry Co., Ltd......  9,612,322             25,387,128                0.4%
     Largan Precision Co., Ltd................    133,860             19,641,853                0.3%
     Taiwan Semiconductor Manufacturing Co.,
       Ltd ................................... 22,557,808            221,061,961                3.7%
     Taiwan Semiconductor Manufacturing Co.,
       Ltd., Sponsored ADR                      1,784,041             92,110,037                1.5%
     Other Securities.........................                       600,580,578               10.0%
                                                                  --------------               ----
TOTAL TAIWAN..................................                       977,149,563               16.2%
                                                                  --------------               ----
THAILAND -- (3.4%)
     PTT PCL.................................. 16,434,000             24,627,869                0.4%
     Other Securities.........................                       185,433,274                3.1%
                                                                  --------------               ----
TOTAL THAILAND................................                       210,061,143                3.5%
                                                                  --------------               ----
TURKEY -- (0.8%)
     Other Securities.........................                        50,321,568                0.8%
                                                                  --------------               ----
UNITED KINGDOM -- (0.0%)
     Other Security...........................                         2,900,887                0.0%
                                                                  --------------               ----
TOTAL COMMON STOCKS...........................                     5,856,982,716               97.1%
                                                                  --------------               ----
PREFERRED STOCKS -- (2.0%)

BRAZIL -- (1.9%)
     Banco Bradesco SA........................  2,296,111             20,135,700                0.3%
     Itau Unibanco Holding SA.................  4,269,308             38,568,016                0.6%
     Petroleo Brasileiro SA...................  3,525,848             26,717,497                0.4%
     Other Securities.........................                        28,934,909                0.6%
                                                                  --------------               ----
TOTAL BRAZIL..................................                       114,356,122                1.9%
                                                                  --------------               ----
CHILE -- (0.0%)
     Other Security...........................                         1,187,481                0.0%
                                                                  --------------               ----
COLOMBIA -- (0.1%)
     Other Securities.........................                         5,471,738                0.1%
                                                                  --------------               ----
SOUTH KOREA -- (0.0%)
     Other Security...........................                           348,299                0.0%
                                                                  --------------               ----
TOTAL PREFERRED STOCKS........................                       121,363,640                2.0%
                                                                  --------------               ----
RIGHTS/WARRANTS -- (0.0%)
     Other Securities.........................                            64,488                0.0%
                                                                  --------------               ----
TOTAL INVESTMENT SECURITIES
  (Cost $4,151,605,364).......................                     5,978,410,844
                                                                  --------------

THE EMERGING MARKETS SERIES

CONTINUED

                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS++
                                                                        ---------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (2.2%)
@(S)  The DFA Short Term Investment Fund............................... 11,523,978 $  133,343,951        2.2%
                                                                                   --------------      -----
TOTAL INVESTMENTS--(100.0%)
(Cost $4,284,929,744)..................................................            $6,111,754,795      101.3%
                                                                                   ==============      =====

As of October 31, 2019, The Emerging Markets Series had entered into the following outstanding futures contracts:

                                                                                                            UNREALIZED
                                                             NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                                  CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                                  --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)..............................    650     12/20/19  $33,538,198 $33,845,500    $307,302
S&P 500(R) Emini Index......................................     60     12/20/19    9,010,755   9,107,400      96,645
                                                                                  ----------- -----------    --------
TOTAL FUTURES CONTRACTS.....................................                      $42,548,953 $42,952,900    $403,947
                                                                                  =========== ===========    ========

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ------------------------------------------------
                                                               LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                                             ------------ ------------ ------- --------------
Common Stocks
   Brazil................................................... $407,509,932           --   --    $  407,509,932
   Chile....................................................   36,663,260 $ 28,093,604   --        64,756,864
   China....................................................  264,262,188  799,411,870   --     1,063,674,058
   Colombia.................................................   25,468,955           --   --        25,468,955
   Czech Republic...........................................           --    7,589,130   --         7,589,130
   Egypt....................................................      264,880    8,689,706   --         8,954,586
   Greece...................................................           --   22,608,755   --        22,608,755
   Hungary..................................................           --   28,120,733   --        28,120,733
   India....................................................   35,347,463  770,950,956   --       806,298,419
   Indonesia................................................    5,682,660  160,905,756   --       166,588,416
   Malaysia.................................................           --  161,279,721   --       161,279,721
   Mexico...................................................  221,617,353           --   --       221,617,353
   Netherlands..............................................    3,425,675           --   --         3,425,675
   Peru.....................................................   17,530,969           --   --        17,530,969
   Philippines..............................................    2,545,890   85,780,891   --        88,326,781
   Poland...................................................           --   84,513,278   --        84,513,278
   Russia...................................................   20,627,226  105,028,634   --       125,655,860
   South Africa.............................................   71,570,426  329,246,624   --       400,817,050
   South Korea..............................................   17,936,063  889,466,006   --       907,402,069
   Spain....................................................    4,410,951           --   --         4,410,951
   Taiwan...................................................  102,539,692  874,609,871   --       977,149,563
   Thailand.................................................  210,061,143           --   --       210,061,143
   Turkey...................................................      403,894   49,917,674   --        50,321,568
   United Kingdom...........................................           --    2,900,887   --         2,900,887
Preferred Stocks
   Brazil...................................................  114,356,122           --   --       114,356,122
   Chile....................................................           --    1,187,481   --         1,187,481
   Colombia.................................................    5,471,738           --   --         5,471,738
   South Korea..............................................      348,299           --   --           348,299

THE EMERGING MARKETS SERIES

CONTINUED


                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ----------------------------------------------------
                                                                LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                                             -------------- -------------- ------- --------------
Rights/Warrants
   Taiwan...................................................             -- $       39,852   --    $       39,852
   Thailand.................................................             --         24,636   --            24,636
Securities Lending Collateral...............................             --    133,343,951   --       133,343,951
Futures Contracts**......................................... $      403,947             --   --           403,947
                                                             -------------- --------------   --    --------------
TOTAL....................................................... $1,568,448,726 $4,543,710,016   --    $6,112,158,742
                                                             ============== ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (94.8%)
BRAZIL -- (9.0%)
    Aliansce Sonae Shopping Centers SA...............................  1,180,268         $   12,522,204                0.2%
#*  Azul SA, ADR.....................................................    548,855             21,394,368                0.3%
    BR Malls Participacoes SA........................................  7,133,056             27,301,436                0.4%
    Cia de Saneamento do Parana......................................    879,307             19,995,711                0.3%
    CVC Brasil Operadora e Agencia de Viagens SA.....................  1,091,287             13,940,066                0.2%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes..........  2,708,304             18,185,919                0.3%
    EDP - Energias do Brasil SA......................................  2,821,314             13,345,051                0.2%
    Equatorial Energia SA............................................  1,340,358             34,049,538                0.5%
    MRV Engenharia e Participacoes SA................................  3,320,154             14,562,152                0.2%
    Qualicorp Consultoria e Corretora de Seguros SA..................  2,491,663             19,818,988                0.3%
    Sul America SA...................................................  2,867,714             34,529,843                0.5%
    Transmissora Alianca de Energia Eletrica SA......................  3,338,651             24,041,950                0.4%
    YDUQS Part.......................................................  2,462,379             24,098,834                0.4%
    Other Securities.................................................                       317,186,665                5.1%
                                                                                         --------------               ----
TOTAL BRAZIL.........................................................                       594,972,725                9.3%
                                                                                         --------------               ----
CHILE -- (1.3%)
    Parque Arauco SA.................................................  5,633,230             14,829,285                0.2%
    Other Securities.................................................                        72,713,462                1.2%
                                                                                         --------------               ----
TOTAL CHILE..........................................................                        87,542,747                1.4%
                                                                                         --------------               ----
CHINA -- (16.0%)
*   3SBio, Inc.......................................................  7,919,000             14,751,165                0.2%
*   51job, Inc., ADR.................................................    146,514             11,540,908                0.2%
#*  Baozun, Inc., Sponsored ADR......................................    268,776             11,697,132                0.2%
#   China Aoyuan Group, Ltd..........................................  9,391,000             12,001,039                0.2%
    China Medical System Holdings, Ltd...............................  8,837,500             11,984,741                0.2%
    CIFI Holdings Group Co., Ltd..................................... 17,899,964             11,938,845                0.2%
    Far East Horizon, Ltd............................................ 12,557,000             11,888,254                0.2%
    Kingboard Holdings, Ltd..........................................  4,368,421             11,641,413                0.2%
#   Kingdee International Software Group Co., Ltd.................... 14,416,200             15,796,538                0.3%
    Li Ning Co., Ltd.................................................  4,131,000             14,007,474                0.2%
    Minth Group, Ltd.................................................  4,297,000             15,199,257                0.2%
    Shandong Weigao Group Medical Polymer Co., Ltd., Class H......... 11,908,000             13,670,868                0.2%
    Shenzhen International Holdings, Ltd.............................  7,852,816             15,965,018                0.3%
    Other Securities.................................................                       884,582,712               13.6%
                                                                                         --------------               ----
TOTAL CHINA..........................................................                     1,056,665,364               16.4%
                                                                                         --------------               ----
COLOMBIA -- (0.3%)
    Other Securities.................................................                        20,876,303                0.3%
                                                                                         --------------               ----
GREECE -- (0.4%)
    Other Securities.................................................                        27,820,918                0.4%
                                                                                         --------------               ----
HONG KONG -- (0.0%)
    Other Security...................................................                           569,179                0.0%
                                                                                         --------------               ----
HUNGARY -- (0.1%)
    Other Securities.................................................                         8,006,662                0.1%
                                                                                         --------------               ----

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                                                                              PERCENTAGE
                                                                   SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                 ---------- ------------------------------- ---------------
INDIA -- (11.0%)
    Crompton Greaves Consumer Electricals, Ltd..................  3,162,419         $   11,359,638                0.2%
    Federal Bank, Ltd........................................... 10,224,242             12,069,446                0.2%
    Other Securities............................................                       698,199,583               10.8%
                                                                                    --------------               ----
TOTAL INDIA.....................................................                       721,628,667               11.2%
                                                                                    --------------               ----
INDONESIA -- (2.7%)
    Other Securities............................................                       175,060,520                2.7%
                                                                                    --------------               ----
MALAYSIA -- (3.1%)
    Other Securities............................................                       204,764,291                3.2%
                                                                                    --------------               ----
MEXICO -- (3.1%)
#*  Alsea S.A.B. de C.V.........................................  4,593,827             12,226,961                0.2%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V..........  3,075,478             21,342,009                0.3%
    Megacable Holdings S.A.B. de C.V............................  2,886,613             11,850,172                0.2%
    Other Securities............................................                       156,117,191                2.4%
                                                                                    --------------               ----
TOTAL MEXICO....................................................                       201,536,333                3.1%
                                                                                    --------------               ----
PHILIPPINES -- (1.4%)
    Other Securities............................................                        93,020,607                1.4%
                                                                                    --------------               ----
POLAND -- (1.1%)
    Other Securities............................................                        72,344,163                1.1%
                                                                                    --------------               ----
RUSSIA -- (0.2%)
    Other Securities............................................                        10,911,600                0.2%
                                                                                    --------------               ----
SOUTH AFRICA -- (6.9%)
    African Rainbow Minerals, Ltd...............................  1,136,508             11,386,338                0.2%
    AVI, Ltd....................................................  2,690,297             15,447,267                0.2%
#   Barloworld, Ltd.............................................  2,004,459             15,965,466                0.3%
    Clicks Group, Ltd...........................................  1,489,117             24,206,910                0.4%
#   Foschini Group, Ltd. (The)..................................  1,303,259             15,030,287                0.2%
    Gold Fields, Ltd., Sponsored ADR............................  2,024,601             12,512,034                0.2%
#*  Impala Platinum Holdings, Ltd...............................  5,947,577             40,948,861                0.6%
    Life Healthcare Group Holdings, Ltd.........................  8,269,032             13,059,201                0.2%
*   Northam Platinum, Ltd.......................................  3,302,942             22,303,408                0.4%
    Pick n Pay Stores, Ltd......................................  2,900,901             12,673,046                0.2%
*   Sibanye Gold, Ltd...........................................  9,471,405             18,286,388                0.3%
#   SPAR Group, Ltd. (The)......................................  1,529,759             20,581,718                0.3%
    Truworths International, Ltd................................  3,181,399             11,275,738                0.2%
    Other Securities............................................                       220,487,865                3.4%
                                                                                    --------------               ----
TOTAL SOUTH AFRICA..............................................                       454,164,527                7.1%
                                                                                    --------------               ----
SOUTH KOREA -- (14.5%)
    Other Securities............................................                       955,041,081               14.9%
                                                                                    --------------               ----
TAIWAN -- (18.8%)
#   Walsin Technology Corp......................................  1,910,793             11,439,639                0.2%
    Other Securities............................................                     1,224,311,164               19.0%
                                                                                    --------------               ----
TOTAL TAIWAN....................................................                     1,235,750,803               19.2%
                                                                                    --------------               ----

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                                                                           PERCENTAGE
                                                                SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                              ---------- ------------------------------- ---------------
THAILAND -- (3.8%)
      Other Securities.......................................                    $  248,320,312                 3.9%
                                                                                 --------------               -----
TURKEY -- (1.1%)
      Other Securities.......................................                        74,222,083                 1.2%
                                                                                 --------------               -----
TOTAL COMMON STOCKS..........................................                     6,243,218,885                97.1%
                                                                                 --------------               -----
PREFERRED STOCKS -- (1.8%)

BRAZIL -- (1.7%)
      Cia de Saneamento do Parana............................  2,843,901             12,877,507                 0.2%
      Cia de Transmissao de Energia Eletrica Paulista........  1,944,669             11,428,961                 0.2%
      Cia Energetica de Sao Paulo............................  1,846,188             13,672,057                 0.2%
      Cia Paranaense de Energia..............................    960,299             13,329,970                 0.2%
      Other Securities.......................................                        59,324,611                 0.9%
                                                                                 --------------               -----
TOTAL BRAZIL.................................................                       110,633,106                 1.7%
                                                                                 --------------               -----
CHILE -- (0.0%)
      Other Security.........................................                         1,243,749                 0.0%
                                                                                 --------------               -----
COLOMBIA -- (0.1%)
      Other Securities.......................................                         1,722,387                 0.1%
                                                                                 --------------               -----
TOTAL PREFERRED STOCKS.......................................                       113,599,242                 1.8%
                                                                                 --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities.......................................                           986,614                 0.0%
                                                                                 --------------               -----
TOTAL INVESTMENT SECURITIES
  (Cost $6,275,401,168)......................................                     6,357,804,741
                                                                                 --------------

                                                                                     VALUE+
                                                                         -------------------------------
SECURITIES LENDING COLLATERAL -- (3.4%)
@(S)  The DFA Short Term Investment Fund..................... 19,599,035            226,780,436                 3.5%
                                                                                 --------------               -----
TOTAL INVESTMENTS--(100.0%)
(Cost $6,502,156,830)........................................                    $6,584,585,177               102.4%
                                                                                 ==============               =====

As of October 31, 2019, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

                                                                                                            UNREALIZED
                                                             NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                                  CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                                  --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)..............................    650     12/20/19  $33,392,884 $33,845,500    $452,616
S&P 500(R) Emini Index......................................     72     12/20/19   10,624,869  10,928,880     304,011
                                                                                  ----------- -----------    --------
TOTAL FUTURES CONTRACTS.....................................                      $44,017,753 $44,774,380    $756,627
                                                                                  =========== ===========    ========

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ----------------------------------------------------
                                                                LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                                             -------------- -------------- ------- --------------
Common Stocks
   Brazil................................................... $  594,972,725             --   --    $  594,972,725
   Chile....................................................        302,888 $   87,239,859   --        87,542,747
   China....................................................     81,475,059    975,190,305   --     1,056,665,364
   Colombia.................................................     20,876,303             --   --        20,876,303
   Greece...................................................             --     27,820,918   --        27,820,918
   Hong Kong................................................             --        569,179   --           569,179
   Hungary..................................................             --      8,006,662   --         8,006,662
   India....................................................      6,541,236    715,087,431   --       721,628,667
   Indonesia................................................        482,881    174,577,639   --       175,060,520
   Malaysia.................................................         41,885    204,722,406   --       204,764,291
   Mexico...................................................    201,516,550         19,783   --       201,536,333
   Philippines..............................................             --     93,020,607   --        93,020,607
   Poland...................................................             --     72,344,163   --        72,344,163
   Russia...................................................     10,911,600             --   --        10,911,600
   South Africa.............................................     21,009,004    433,155,523   --       454,164,527
   South Korea..............................................         74,289    954,966,792   --       955,041,081
   Taiwan...................................................        100,823  1,235,649,980   --     1,235,750,803
   Thailand.................................................    248,293,158         27,154   --       248,320,312
   Turkey...................................................             --     74,222,083   --        74,222,083
Preferred Stocks
   Brazil...................................................    110,633,106             --   --       110,633,106
   Chile....................................................             --      1,243,749   --         1,243,749
   Colombia.................................................      1,722,387             --   --         1,722,387
Rights/Warrants
   Indonesia................................................             --         91,796   --            91,796
   Malaysia.................................................             --          5,446   --             5,446
   South Korea..............................................             --        115,112   --           115,112
   Taiwan...................................................             --         97,373   --            97,373
   Turkey...................................................             --        676,887   --           676,887
Securities Lending Collateral...............................             --    226,780,436   --       226,780,436
Futures Contracts**.........................................        756,627             --   --           756,627
                                                             -------------- --------------   --    --------------
TOTAL....................................................... $1,299,710,521 $5,285,631,283   --    $6,585,341,804
                                                             ============== ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                           THE JAPANESE   THE ASIA     THE UNITED
                                                                THE DFA       SMALL     PACIFIC SMALL KINGDOM SMALL
                                                             INTERNATIONAL   COMPANY       COMPANY       COMPANY
                                                             VALUE SERIES*   SERIES*       SERIES*       SERIES*
                                                             ------------- ------------ ------------- -------------
ASSETS:
Investment Securities at Value (including $321,088,
  $191,793, $231,554 and $17,450 of securities on loan,
  respectively).............................................  $12,234,481   $3,715,115   $1,631,316    $2,236,422
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $257,560, $91,192, $48,843 and
  $18,811)..................................................      257,592       91,203       48,848        18,814
Segregated Cash for Futures Contracts.......................        4,457           --           --            --
Foreign Currencies at Value.................................      107,014        2,283        6,498         6,006
Cash........................................................        1,847        4,341           --           312
Receivables:
   Investment Securities Sold...............................       10,170        2,309        2,994        31,768
   Dividends, Interest and Tax Reclaims.....................       67,642       26,307        1,251         6,901
   Securities Lending Income................................          285          580          409            50
Unrealized Gain on Foreign Currency Contracts...............            1           --           --            --
                                                              -----------   ----------   ----------    ----------
       Total Assets.........................................   12,683,489    3,842,138    1,691,316     2,300,273
                                                              -----------   ----------   ----------    ----------
LIABILITIES:
Payables:
   Due to Custodian.........................................           --           --            2            --
   Upon Return of Securities Loaned.........................      257,574       91,233       48,834        18,814
   Investment Securities Purchased..........................        1,425        2,089          327         3,656
   Due to Advisor...........................................        2,064          308          137           187
   Line of Credit...........................................           --           --           10            --
   Futures Margin Variation.................................          419           --           --            --
Unrealized Loss on Foreign Currency Contracts...............           21           --           --            --
Accrued Expenses and Other Liabilities......................        1,136          331          163           165
                                                              -----------   ----------   ----------    ----------
       Total Liabilities....................................      262,639       93,961       49,473        22,822
                                                              -----------   ----------   ----------    ----------
NET ASSETS..................................................  $12,420,850   $3,748,177   $1,641,843    $2,277,451
                                                              ===========   ==========   ==========    ==========
Investment Securities at Cost...............................  $12,023,744   $3,300,844   $1,736,491    $2,084,250
                                                              ===========   ==========   ==========    ==========
Foreign Currencies at Cost..................................  $   105,529   $    2,272   $    6,486    $    5,978
                                                              ===========   ==========   ==========    ==========

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                                  THE
                                                                              CONTINENTAL THE CANADIAN              THE EMERGING
                                                                                 SMALL       SMALL     THE EMERGING   MARKETS
                                                                                COMPANY     COMPANY      MARKETS     SMALL CAP
                                                                                SERIES*     SERIES*      SERIES*      SERIES*
                                                                              ----------- ------------ ------------ ------------
ASSETS:
Investment Securities at Value (including $527,896, $215,322, $185,633
  and $582,271 of securities on loan, respectively).......................... $5,588,362   $1,145,639   $5,978,411   $6,357,805
Collateral from Securities on Loan Invested in Affiliate at Value (including
  cost of $514,827, $181,272, $133,324 and $226,756).........................    514,886      181,292      133,344      226,780
Segregated Cash for Futures Contracts........................................         --           --        2,068        2,144
Foreign Currencies at Value..................................................     10,125          741       34,952       34,447
Cash.........................................................................      3,377          810       17,655       20,377
Receivables:
   Investment Securities Sold................................................      4,167          899        9,555       13,550
   Dividends, Interest and Tax Reclaims......................................     12,045          843        5,724        8,133
   Securities Lending Income.................................................      1,327          232          389        2,865
                                                                              ----------   ----------   ----------   ----------
       Total Assets..........................................................  6,134,289    1,330,456    6,182,098    6,666,101
                                                                              ----------   ----------   ----------   ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..........................................    514,881      181,271      133,343      226,726
   Investment Securities Purchased...........................................     10,962          384        3,829        6,560
   Due to Advisor............................................................        461           97          501        1,070
   Futures Margin Variation..................................................         --           --          293          300
Unrealized Loss on Foreign Currency Contracts................................         14           --           --           --
Deferred Taxes Payable.......................................................         --           --        8,904           --
Accrued Expenses and Other Liabilities.......................................        476           89        1,066        1,078
                                                                              ----------   ----------   ----------   ----------
       Total Liabilities.....................................................    526,794      181,841      147,936      235,734
                                                                              ----------   ----------   ----------   ----------
NET ASSETS................................................................... $5,607,495   $1,148,615   $6,034,162   $6,430,367
                                                                              ==========   ==========   ==========   ==========
Investment Securities at Cost................................................ $4,988,018   $1,363,796   $4,151,605   $6,275,401
                                                                              ==========   ==========   ==========   ==========
Foreign Currencies at Cost................................................... $   10,108   $      744   $   34,876   $   34,484
                                                                              ==========   ==========   ==========   ==========

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                                                                      THE
                                                                                                 THE     THE ASIA   UNITED
                                                                                    THE DFA    JAPANESE  PACIFIC    KINGDOM
                                                                                 INTERNATIONAL  SMALL     SMALL      SMALL
                                                                                     VALUE     COMPANY   COMPANY    COMPANY
                                                                                    SERIES#    SERIES#   SERIES#    SERIES#
                                                                                 ------------- --------  --------  --------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $48,859, $8,503, $912 and $223,
     respectively)..............................................................   $490,858    $ 76,667  $ 64,269  $ 78,292
   Income from Securities Lending...............................................      7,065       9,223     6,043       460
                                                                                   --------    --------  --------  --------
          Total Investment Income...............................................    497,923      85,890    70,312    78,752
                                                                                   --------    --------  --------  --------
EXPENSES
   Investment Management Fees...................................................     24,092       3,519     1,659     2,223
   Accounting & Transfer Agent Fees.............................................        530         174       100       121
   Custodian Fees...............................................................      1,129         478       267       127
   Shareholders' Reports........................................................          6          12        12        12
   Directors'/Trustees' Fees & Expenses.........................................         71          22        10        12
   Professional Fees............................................................        243          59        28        36
   Other........................................................................        311         100        54        63
                                                                                   --------    --------  --------  --------
          Total Expenses........................................................     26,382       4,364     2,130     2,594
                                                                                   --------    --------  --------  --------
   Fees Paid Indirectly (Note C)................................................       (923)        (77)      (33)      (94)
                                                                                   --------    --------  --------  --------
   Net Expenses.................................................................     25,459       4,287     2,097     2,500
                                                                                   --------    --------  --------  --------
   NET INVESTMENT INCOME (LOSS).................................................    472,464      81,603    68,215    76,252
                                                                                   --------    --------  --------  --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**.............................................    (46,440)     63,546    28,597    45,398
       Affiliated Investment Companies Shares Sold..............................         14          --         3         2
       Futures..................................................................      3,070          --       (97)       --
       Foreign Currency Transactions............................................        928         893      (572)   (1,016)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency...............................     (6,446)      2,479   (10,141)  105,943
       Affiliated Investment Companies Shares...................................        (10)         10         4         1
       Futures..................................................................      7,836          --        --        --
       Translation of Foreign Currency-Denominated Amounts......................        652           9        16       552
                                                                                   --------    --------  --------  --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)......................................    (40,396)     66,937    17,810   150,880
                                                                                   --------    --------  --------  --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.................   $432,068    $148,540  $ 86,025  $227,132
                                                                                   ========    ========  ========  ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                                  THE       THE                  THE
                                                                              CONTINENTAL CANADIAN    THE     EMERGING
                                                                                 SMALL     SMALL    EMERGING   MARKETS
                                                                                COMPANY   COMPANY   MARKETS   SMALL CAP
                                                                                SERIES#   SERIES#   SERIES#    SERIES#
                                                                              ----------- --------  --------  ---------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $21,820, $4,102, $21,598 and
     $21,638, respectively)..................................................  $138,372   $ 23,553  $181,427  $170,320
   Income from Securities Lending............................................    15,048      4,211     4,327    38,473
                                                                               --------   --------  --------  --------
          Total Investment Income............................................   153,420     27,764   185,754   208,793
                                                                               --------   --------  --------  --------
EXPENSES
   Investment Management Fees................................................     5,366      1,118     5,856    13,268
   Accounting & Transfer Agent Fees..........................................       253         71       273       304
   Custodian Fees............................................................       798         76     2,111     2,718
   Shareholders' Reports.....................................................        13         12        12        11
   Directors'/Trustees' Fees & Expenses......................................        32          6        35        40
   Professional Fees.........................................................       164         17       182       187
   Other.....................................................................       164         28       155       204
                                                                               --------   --------  --------  --------
          Total Expenses.....................................................     6,790      1,328     8,624    16,732
                                                                               --------   --------  --------  --------
   Fees Paid Indirectly (Note C).............................................      (276)       (46)     (741)     (530)
                                                                               --------   --------  --------  --------
   Net Expenses..............................................................     6,514      1,282     7,883    16,202
                                                                               --------   --------  --------  --------
   NET INVESTMENT INCOME (LOSS)..............................................   146,906     26,482   177,871   192,591
                                                                               --------   --------  --------  --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**..........................................   271,616    (81,417)  (58,802)   60,673
       Affiliated Investment Companies Shares Sold...........................         7         (6)       (6)        3
       Futures...............................................................        --         --     1,845      (614)
       Foreign Currency Transactions.........................................      (101)       172      (438)   (2,493)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency............................    20,336     60,948   502,945   564,555
       Affiliated Investment Companies Shares................................        46         16         9        19
       Futures...............................................................        --         --     3,110     3,854
       Translation of Foreign Currency-Denominated Amounts...................        63          6        21        42
                                                                               --------   --------  --------  --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...................................   291,967    (20,281)  448,684   626,039
                                                                               --------   --------  --------  --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..............  $438,873   $  6,201  $626,555  $818,630
                                                                               ========   ========  ========  ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                      THE DFA INTERNATIONAL     THE JAPANESE SMALL
                                                                          VALUE SERIES            COMPANY SERIES
                                                                    ------------------------  ----------------------
                                                                       YEAR         YEAR         YEAR        YEAR
                                                                       ENDED        ENDED        ENDED       ENDED
                                                                      OCT 31,      OCT 31,      OCT 31,     OCT 31,
                                                                       2019         2018         2019        2018
                                                                    -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   472,464  $   420,496  $   81,603  $   80,378
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................     (46,440)     410,722      63,546     229,342
       Affiliated Investment Companies Shares Sold.................          14         (107)         --        (137)
       Futures.....................................................       3,070       13,338          --          --
       Foreign Currency Transactions...............................         928       (5,911)        893      (2,149)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................      (6,446)  (1,897,300)      2,479    (628,895)
       Affiliated Investment Companies Shares......................         (10)          55          10          71
       Futures.....................................................       7,836       (9,675)         --          --
       Translation of Foreign Currency- Denominated Amounts........         652         (613)          9         280
                                                                    -----------  -----------  ----------  ----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................     432,068   (1,068,995)    148,540    (321,110)
                                                                    -----------  -----------  ----------  ----------
Transactions in Interest:
   Contributions...................................................     903,879    1,051,133     105,276     364,251
   Withdrawals.....................................................  (1,068,437)    (560,948)   (339,736)   (198,093)
                                                                    -----------  -----------  ----------  ----------
          Net Increase (Decrease) from Transactions in
            Interest...............................................    (164,558)     490,185    (234,460)    166,158
                                                                    -----------  -----------  ----------  ----------
          Total Increase (Decrease) in Net Assets..................     267,510     (578,810)    (85,920)   (154,952)
NET ASSETS
   Beginning of Year...............................................  12,153,340   12,732,150   3,834,097   3,989,049
                                                                    -----------  -----------  ----------  ----------
   End of Year..................................................... $12,420,850  $12,153,340  $3,748,177  $3,834,097
                                                                    ===========  ===========  ==========  ==========

                                                                    THE ASIA PACIFIC SMALL
                                                                        COMPANY SERIES
                                                                    ----------------------
                                                                       YEAR        YEAR
                                                                       ENDED       ENDED
                                                                      OCT 31,     OCT 31,
                                                                       2019        2018
                                                                    ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   68,215  $   76,219
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................     28,597     (55,523)
       Affiliated Investment Companies Shares Sold.................          3         (60)
       Futures.....................................................        (97)       (134)
       Foreign Currency Transactions...............................       (572)       (898)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................    (10,141)   (175,750)
       Affiliated Investment Companies Shares......................          4          42
       Futures.....................................................         --          --
       Translation of Foreign Currency- Denominated Amounts........         16          (7)
                                                                    ----------  ----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................     86,025    (156,111)
                                                                    ----------  ----------
Transactions in Interest:
   Contributions...................................................     84,771     199,024
   Withdrawals.....................................................   (259,324)   (128,247)
                                                                    ----------  ----------
          Net Increase (Decrease) from Transactions in
            Interest...............................................   (174,553)     70,777
                                                                    ----------  ----------
          Total Increase (Decrease) in Net Assets..................    (88,528)    (85,334)
NET ASSETS
   Beginning of Year...............................................  1,730,371   1,815,705
                                                                    ----------  ----------
   End of Year..................................................... $1,641,843  $1,730,371
                                                                    ==========  ==========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    THE UNITED KINGDOM SMALL  THE CONTINENTAL SMALL
                                                                        COMPANY SERIES            COMPANY SERIES
                                                                    ----------------------   -----------------------
                                                                       YEAR         YEAR        YEAR        YEAR
                                                                       ENDED        ENDED       ENDED       ENDED
                                                                      OCT 31,      OCT 31,     OCT 31,     OCT 31,
                                                                       2019         2018        2019        2018
                                                                    ----------   ----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   76,252   $   76,805  $  146,906  $   152,247
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................     45,398       85,120     271,616      319,242
       Affiliated Investment Companies Shares Sold.................          2           (9)          7         (101)
       Futures.....................................................         --           --          --          161
       Foreign Currency Transactions...............................     (1,016)      (1,153)       (101)      (2,498)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................    105,943     (373,044)     20,336   (1,131,028)
       Affiliated Investment Companies Shares......................          1           --          46           78
       Translation of Foreign Currency- Denominated Amounts........        552         (181)         63         (371)
                                                                    ----------   ----------  ----------  -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................    227,132     (212,462)    438,873     (662,270)
                                                                    ----------   ----------  ----------  -----------
Transactions in Interest:
   Contributions...................................................     92,887      120,516     223,410      480,253
   Withdrawals.....................................................   (231,393)     (49,141)   (477,048)    (146,782)
                                                                    ----------   ----------  ----------  -----------
          Net Increase (Decrease) from Transactions in
            Interest...............................................   (138,506)      71,375    (253,638)     333,471
                                                                    ----------   ----------  ----------  -----------
          Total Increase (Decrease) in Net Assets..................     88,626     (141,087)    185,235     (328,799)
NET ASSETS
   Beginning of Year...............................................  2,188,825    2,329,912   5,422,260    5,751,059
                                                                    ----------   ----------  ----------  -----------
   End of Year..................................................... $2,277,451   $2,188,825  $5,607,495  $ 5,422,260
                                                                    ==========   ==========  ==========  ===========

                                                                      THE CANADIAN SMALL
                                                                        COMPANY SERIES
                                                                    ----------------------
                                                                       YEAR        YEAR
                                                                       ENDED       ENDED
                                                                      OCT 31,     OCT 31,
                                                                       2019        2018
                                                                    ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   26,482  $   25,307
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................    (81,417)     27,505
       Affiliated Investment Companies Shares Sold.................         (6)        (19)
       Futures.....................................................         --          --
       Foreign Currency Transactions...............................        172         120
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................     60,948    (185,376)
       Affiliated Investment Companies Shares......................         16          (3)
       Translation of Foreign Currency- Denominated Amounts........          6           6
                                                                    ----------  ----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................      6,201    (132,460)
                                                                    ----------  ----------
Transactions in Interest:
   Contributions...................................................     99,460     136,490
   Withdrawals.....................................................   (103,857)    (47,441)
                                                                    ----------  ----------
          Net Increase (Decrease) from Transactions in
            Interest...............................................     (4,397)     89,049
                                                                    ----------  ----------
          Total Increase (Decrease) in Net Assets..................      1,804     (43,411)
NET ASSETS
   Beginning of Year...............................................  1,146,811   1,190,222
                                                                    ----------  ----------
   End of Year..................................................... $1,148,615  $1,146,811
                                                                    ==========  ==========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                      THE EMERGING MARKETS     THE EMERGING MARKETS
                                                                             SERIES              SMALL CAP SERIES
                                                                    -----------------------  ------------------------
                                                                       YEAR        YEAR         YEAR         YEAR
                                                                       ENDED       ENDED        ENDED        ENDED
                                                                      OCT 31,     OCT 31,      OCT 31,      OCT 31,
                                                                       2019        2018         2019         2018
                                                                    ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $  177,871  $   149,893  $   192,591  $   206,734
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................    (58,802)      83,224       60,673      190,607
       Affiliated Investment Companies Shares Sold.................         (6)         (12)           3            3
       Futures.....................................................      1,845       (2,079)        (614)        (241)
       Foreign Currency Transactions...............................       (438)      (1,530)      (2,493)      (5,175)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................    502,945     (948,414)     564,555   (1,594,871)
       Affiliated Investment Companies Shares......................          9            7           19          (30)
       Futures.....................................................      3,110       (3,369)       3,854       (4,231)
       Translation of Foreign Currency-Denominated Amounts.........         21          (32)          42          (34)
                                                                    ----------  -----------  -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................    626,555     (722,312)     818,630   (1,207,238)
                                                                    ----------  -----------  -----------  -----------
Transactions in Interest:
   Contributions...................................................    437,177      667,220      324,046      667,652
   Withdrawals.....................................................   (499,219)  (1,198,466)  (1,018,611)    (407,569)
                                                                    ----------  -----------  -----------  -----------
          Net Increase (Decrease) from Transactions in
            Interest...............................................    (62,042)    (531,246)    (694,565)     260,083
                                                                    ----------  -----------  -----------  -----------
          Total Increase (Decrease) in Net Assets..................    564,513   (1,253,558)     124,065     (947,155)
NET ASSETS
   Beginning of Year...............................................  5,469,649    6,723,207    6,306,302    7,253,457
                                                                    ----------  -----------  -----------  -----------
   End of Year..................................................... $6,034,162  $ 5,469,649  $ 6,430,367  $ 6,306,302
                                                                    ==========  ===========  ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             THE DFA INTERNATIONAL VALUE SERIES
                                                             -----------------------------------------------------------------
                                                              YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED
                                                             OCT 31, 2019 OCT 31, 2018  OCT 31, 2017 OCT 31, 2016  OCT 31, 2015
                                                             ------------ ------------  ------------ ------------  ------------
Total Return................................................        3.60%       (8.10%)       26.53%       (0.10%)       (5.35%)
                                                             -----------  -----------   -----------   ----------    ----------
Net Assets, End of Year (thousands)......................... $12,420,850  $12,153,340   $12,732,150   $9,729,540    $9,227,905
Ratio of Expenses to Average Net Assets.....................        0.21%        0.22%         0.22%        0.22%         0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees
  Paid Indirectly)..........................................        0.22%        0.22%         0.22%        0.22%         0.22%
Ratio of Net Investment Income to Average Net Assets........        3.92%        3.21%         3.33%        3.72%         3.31%
Portfolio Turnover Rate.....................................          16%          20%           17%          17%           21%

                                                                             THE JAPANESE SMALL COMPANY SERIES
                                                             ----------------------------------------------------------------
                                                              YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                             OCT 31, 2019 OCT 31, 2018  OCT 31, 2017 OCT 31, 2016 OCT 31, 2015
                                                             ------------ ------------  ------------ ------------ ------------
Total Return................................................        4.47%       (7.46%)       27.10%       14.53%        9.04%
                                                              ----------   ----------    ----------   ----------   ----------
Net Assets, End of Year (thousands).........................  $3,748,177   $3,834,097    $3,989,049   $3,132,594   $2,631,688
Ratio of Expenses to Average Net Assets.....................        0.12%        0.12%         0.13%        0.13%        0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees
  Paid Indirectly)..........................................        0.12%        0.12%         0.13%        0.13%        0.13%
Ratio of Net Investment Income to Average Net Assets........        2.32%        1.90%         1.90%        1.99%        1.69%
Portfolio Turnover Rate.....................................          12%          17%           13%          10%           6%

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           THE ASIA PACIFIC SMALL COMPANY SERIES
                                                             ----------------------------------------------------------------
                                                              YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                             OCT 31, 2019 OCT 31, 2018  OCT 31, 2017 OCT 31, 2016 OCT 31, 2015
                                                             ------------ ------------  ------------ ------------ ------------
Total Return................................................        5.27%       (8.14%)       16.21%       16.69%      (11.83%)
                                                              ----------   ----------    ----------   ----------   ----------
Net Assets, End of Year (thousands).........................  $1,641,843   $1,730,371    $1,815,705   $1,555,736   $1,228,274
Ratio of Expenses to Average Net Assets.....................        0.13%        0.13%         0.13%        0.13%        0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees
  Paid Indirectly)..........................................        0.13%        0.13%         0.13%        0.13%        0.13%
Ratio of Net Investment Income to Average Net Assets........        4.11%        3.96%         3.82%        4.00%        4.17%
Portfolio Turnover Rate.....................................          18%          18%           14%          10%           7%

                                                                          THE UNITED KINGDOM SMALL COMPANY SERIES
                                                             -----------------------------------------------------------------
                                                              YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED
                                                             OCT 31, 2019 OCT 31, 2018  OCT 31, 2017 OCT 31, 2016  OCT 31, 2015
                                                             ------------ ------------  ------------ ------------  ------------
Total Return................................................       10.67%       (8.90%)       29.87%      (15.82%)        9.95%
                                                              ----------   ----------    ----------   ----------    ----------
Net Assets, End of Year (thousands).........................  $2,277,451   $2,188,825    $2,329,912   $1,683,465    $2,084,113
Ratio of Expenses to Average Net Assets.....................        0.11%        0.11%         0.12%        0.12%         0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees
  Paid Indirectly)..........................................        0.12%        0.11%         0.12%        0.12%         0.11%
Ratio of Net Investment Income to Average Net Assets........        3.43%        3.23%         3.40%        4.36%         3.44%
Portfolio Turnover Rate.....................................          18%          14%            9%          15%           10%

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           THE CONTINENTAL SMALL COMPANY SERIES
                                                             ----------------------------------------------------------------

                                                              YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                             OCT 31, 2019 OCT 31, 2018  OCT 31, 2017 OCT 31, 2016 OCT 31, 2015
                                                             ------------ ------------  ------------ ------------ ------------
Total Return................................................        8.43%      (10.78%)       34.27%        6.10%        9.81%
                                                              ----------   ----------    ----------   ----------   ----------
Net Assets, End of Year (thousands).........................  $5,607,495   $5,422,260    $5,751,059   $4,147,925   $3,653,743
Ratio of Expenses to Average Net Assets.....................        0.12%        0.12%         0.13%        0.13%        0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees
  Paid Indirectly)..........................................        0.13%        0.12%         0.13%        0.13%        0.13%
Ratio of Net Investment Income to Average Net Assets........        2.74%        2.51%         2.33%        2.49%        2.44%
Portfolio Turnover Rate.....................................          17%          15%           13%           9%          14%

                                                                          THE CANADIAN SMALL COMPANY SERIES
                                                             ----------------------------------------------------------
                                                                                                       YEAR      YEAR
                                                              YEAR ENDED   YEAR ENDED    YEAR ENDED  ENDED OCT ENDED OCT
                                                             OCT 31, 2019 OCT 31, 2018  OCT 31, 2017 31, 2016  31, 2015
                                                             ------------ ------------  ------------ --------- ---------
Total Return................................................        1.00%      (10.44%)       12.10%    20.77%   (25.00%)
                                                              ----------   ----------    ----------  --------  --------
Net Assets, End of Year (thousands).........................  $1,148,615   $1,146,811    $1,190,222  $933,264  $623,132
Ratio of Expenses to Average Net Assets.....................        0.12%        0.12%         0.12%     0.12%     0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees
  Paid Indirectly)..........................................        0.12%        0.12%         0.12%     0.12%     0.12%
Ratio of Net Investment Income to Average Net Assets........        2.37%        2.11%         2.14%     2.52%     2.73%
Portfolio Turnover Rate.....................................          12%          14%           22%        8%       18%

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      THE EMERGING MARKETS SERIES
                                                   ----------------------------------------------------------------
                                                    YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                   OCT 31, 2019 OCT 31, 2018  OCT 31, 2017 OCT 31, 2016 OCT 31, 2015
                                                   ------------ ------------  ------------ ------------ ------------
Total Return......................................       11.40%      (11.83%)       25.26%       11.44%      (14.86%)
Net Assets, End of Year (thousands)...............  $6,034,162   $5,469,649    $6,723,207   $4,997,731   $4,403,555
Ratio of Expenses to Average Net Assets...........        0.14%        0.14%         0.15%        0.15%        0.16%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)................        0.15%        0.14%         0.15%        0.15%        0.16%
Ratio of Net Investment Income to Average Net
  Assets..........................................        3.04%        2.40%         2.23%        2.45%        2.39%
Portfolio Turnover Rate...........................           9%          12%            8%           5%           9%

                                                                 THE EMERGING MARKETS SMALL CAP SERIES
                                                   ----------------------------------------------------------------
                                                    YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                   OCT 31, 2019 OCT 31, 2018  OCT 31, 2017 OCT 31, 2016 OCT 31, 2015
                                                   ------------ ------------  ------------ ------------ ------------
Total Return......................................       13.47%      (16.06%)       21.55%       14.45%       (9.42%)
Net Assets, End of Year (thousands)...............  $6,430,367   $6,306,302    $7,253,457   $5,515,647   $4,898,307
Ratio of Expenses to Average Net Assets...........        0.24%        0.24%         0.27%        0.26%        0.26%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)................        0.25%        0.24%         0.27%        0.26%        0.27%
Ratio of Net Investment Income to Average Net
  Assets..........................................        2.90%        2.77%         2.78%        2.89%        2.62%
Portfolio Turnover Rate...........................          12%          12%           15%          18%          18%

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of eleven portfolios, eight of which, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m.

ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m.
ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2019, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

   The Series may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2019, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                The DFA International Value Series....... 0.20%
                The Japanese Small Company Series........ 0.10%
                The Asia Pacific Small Company Series.... 0.10%
                The United Kingdom Small Company Series.. 0.10%
                The Continental Small Company Series..... 0.10%
                The Canadian Small Company Series........ 0.10%
                The Emerging Markets Series.............. 0.10%
                The Emerging Markets Small Cap Series.... 0.20%

EARNED INCOME CREDIT:

   Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the year ended October 31, 2019, expenses reduced were as follows (amounts in thousands):

                                                        FEES PAID
                                                        INDIRECTLY
                                                        ----------
              The DFA International Value Series.......    $923
              The Japanese Small Company Series........      77
              The Asia Pacific Small Company Series....      33
              The United Kingdom Small Company Series..      94
              The Continental Small Company Series.....     276
              The Canadian Small Company Series........      46
              The Emerging Markets Series..............     741
              The Emerging Markets Small Cap Series....     530

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2019, the total related amounts paid by the Trust to the CCO were $73 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2019, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

                 The DFA International Value Series....... $402
                 The Japanese Small Company Series........  101
                 The Asia Pacific Small Company Series....   51
                 The United Kingdom Small Company Series..   66
                 The Continental Small Company Series.....  133
                 The Canadian Small Company Series........   32
                 The Emerging Markets Series..............  166
                 The Emerging Markets Small Cap Series....  149

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2019, the Series' transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

                                                  PURCHASES    SALES
                                                  ---------- ----------
        The DFA International Value Series....... $2,227,903 $1,896,927
        The Japanese Small Company Series........ $  413,924 $  566,085
        The Asia Pacific Small Company Series.... $  303,278 $  331,966
        The United Kingdom Small Company Series.. $  414,490 $  399,311
        The Continental Small Company Series..... $  886,698 $  964,242
        The Canadian Small Company Series........ $  172,997 $  133,503

                                                  PURCHASES   SALES
                                                  --------- ----------
          The Emerging Markets Series............ $637,524  $  501,204
          The Emerging Markets Small Cap Series.. $761,452  $1,252,028

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

   The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

                                                        NET
                                                      REALIZED   CHANGE IN                 SHARES
                    BALANCE AT                         GAIN/    UNREALIZED   BALANCE AT     AS OF
                    OCTOBER 31, PURCHASES   PROCEEDS   (LOSS)  APPRECIATION/ OCTOBER 31, OCTOBER 31, DIVIDEND CAPITAL GAIN
                       2018      AT COST   FROM SALES ON SALES DEPRECIATION     2019        2019      INCOME  DISTRIBUTIONS
                    ----------- ---------- ---------- -------- ------------- ----------- ----------- -------- -------------
THE DFA
  INTERNATIONAL
  VALUE SERIES
The DFA Short Term
  Investment
  Fund.............  $488,072   $5,259,583 $5,490,067   $14        $(10)      $257,592     22,262    $11,035       --
                     --------   ---------- ----------   ---        ----       --------     ------    -------       --
TOTAL..............  $488,072   $5,259,583 $5,490,067   $14        $(10)      $257,592     22,262    $11,035       --
                     ========   ========== ==========   ===        ====       ========     ======    =======       ==
THE JAPANESE SMALL
  COMPANY SERIES
The DFA Short Term
  Investment
  Fund.............  $218,283   $  566,951 $  694,041    --        $ 10       $ 91,203      7,882    $ 3,328       --
                     --------   ---------- ----------   ---        ----       --------     ------    -------       --
TOTAL..............  $218,283   $  566,951 $  694,041    --        $ 10       $ 91,203      7,882    $ 3,328       --
                     ========   ========== ==========   ===        ====       ========     ======    =======       ==
THE ASIA PACIFIC
  SMALL COMPANY
  SERIES
The DFA Short Term
  Investment
  Fund.............  $102,269   $  215,000 $  268,428   $ 3        $  4       $ 48,848      4,222    $ 2,167       --
                     --------   ---------- ----------   ---        ----       --------     ------    -------       --
TOTAL..............  $102,269   $  215,000 $  268,428   $ 3        $  4       $ 48,848      4,222    $ 2,167       --
                     ========   ========== ==========   ===        ====       ========     ======    =======       ==
THE UNITED
  KINGDOM SMALL
  COMPANY SERIES
The DFA Short Term
  Investment
  Fund.............  $ 25,540   $  222,126 $  228,855   $ 2        $  1       $ 18,814      1,626    $   729       --
                     --------   ---------- ----------   ---        ----       --------     ------    -------       --
TOTAL..............  $ 25,540   $  222,126 $  228,855   $ 2        $  1       $ 18,814      1,626    $   729       --
                     ========   ========== ==========   ===        ====       ========     ======    =======       ==
THE CONTINENTAL
  SMALL COMPANY
  SERIES
The DFA Short Term
  Investment
  Fund.............  $589,645   $1,524,995 $1,599,808   $ 7        $ 47       $514,886     44,498    $11,828       --
                     --------   ---------- ----------   ---        ----       --------     ------    -------       --
TOTAL..............  $589,645   $1,524,995 $1,599,808   $ 7        $ 47       $514,886     44,498    $11,828       --
                     ========   ========== ==========   ===        ====       ========     ======    =======       ==
THE CANADIAN SMALL
  COMPANY SERIES
The DFA Short Term
  Investment
  Fund.............  $154,044   $  912,955 $  885,717   $(6)       $ 16       $181,292     15,668    $ 3,714       --
                     --------   ---------- ----------   ---        ----       --------     ------    -------       --
TOTAL..............  $154,044   $  912,955 $  885,717   $(6)       $ 16       $181,292     15,668    $ 3,714       --
                     ========   ========== ==========   ===        ====       ========     ======    =======       ==

                                                         NET
                                                       REALIZED   CHANGE IN                 SHARES
                      BALANCE AT                        GAIN/    UNREALIZED   BALANCE AT     AS OF
                      OCTOBER 31, PURCHASES  PROCEEDS   (LOSS)  APPRECIATION/ OCTOBER 31, OCTOBER 31, DIVIDEND CAPITAL GAIN
                         2018      AT COST  FROM SALES ON SALES DEPRECIATION     2019        2019      INCOME  DISTRIBUTIONS
                      ----------- --------- ---------- -------- ------------- ----------- ----------- -------- -------------
THE EMERGING MARKETS
  SERIES
The DFA Short Term
  Investment Fund....  $135,212   $815,351   $817,222    $(6)        $ 9       $133,344     11,524     $3,779       --
                       --------   --------   --------    ---         ---       --------     ------     ------       --
TOTAL................  $135,212   $815,351   $817,222    $(6)        $ 9       $133,344     11,524     $3,779       --
                       ========   ========   ========    ===         ===       ========     ======     ======       ==
THE EMERGING MARKETS
  SMALL CAP SERIES
The DFA Short Term
  Investment Fund....  $308,694   $708,038   $789,974    $ 3         $19       $226,780     19,599     $6,729       --
                       --------   --------   --------    ---         ---       --------     ------     ------       --
TOTAL................  $308,694   $708,038   $789,974    $ 3         $19       $226,780     19,599     $6,729       --
                       ========   ========   ========    ===         ===       ========     ======     ======       ==

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   As of October 31, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                      NET
                                                                                   UNREALIZED
                                          FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                                          TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                         ----------- ------------ -------------- --------------
The DFA International Value Series...... $12,333,319  $1,392,910   $(1,234,155)    $  158,755
The Japanese Small Company Series.......   3,458,783     730,459      (382,924)       347,535
The Asia Pacific Small Company Series...   1,819,346     298,364      (437,545)      (139,181)
The United Kingdom Small Company Series.   2,134,598     452,850      (332,212)       120,638
The Continental Small Company Series....   5,549,045   1,377,133      (822,930)       554,203
The Canadian Small Company Series.......   1,567,974     205,101      (446,144)      (241,043)
The Emerging Markets Series.............   4,314,649   2,254,714      (457,609)     1,797,105
The Emerging Markets Small Cap Series...   6,588,698   1,409,380    (1,413,493)        (4,113)

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

   Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom's (UK) vote to exit the EU in June 2016. Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series' investments.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. FUTURES CONTRACTS: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2019 was as follows (amounts in thousands):

                                                       FUTURES**
                                                       ---------
               The DFA International Value Series.....  $98,810
               The Asia Pacific Small Company Series..      698
               The Emerging Markets Series............   40,095
               The Emerging Markets Small Cap Series..   42,911

** Average Notional Value of contracts

      The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of October 31, 2019 (amounts in thousands):

                                                                 ASSET DERIVATIVES VALUE
                                                             --------------------------------
                                                              TOTAL VALUE AT      EQUITY
                                                             OCTOBER 31, 2019 CONTRACTS *,(1)
                                                             ---------------- ---------------
The DFA International Value Series..........................      $1,045          $1,045
The Emerging Markets Series.................................         404             404
The Emerging Markets Small Cap Series.......................         757             757

(1)Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2019 (amounts in thousands):

                                                 REALIZED GAIN (LOSS) ON
                                                      DERIVATIVES
                                                 ---------------------
                                                             EQUITY
                                                  TOTAL   CONTRACTS (1)
                                                 ------   -------------
         The DFA International Value Series..... $3,070      $3,070
         The Asia Pacific Small Company Series..    (97)        (97)*
         The Emerging Markets Series............  1,845       1,845
         The Emerging Markets Small Cap Series..   (614)       (614)

                                               CHANGE IN UNREALIZED APPRECIATION
                                               (DEPRECIATION) ON DERIVATIVES
                                               ---------------------------------
                                                                  EQUITY
                                                  TOTAL         CONTRACTS (2)
                                               -------------- ---------------
      The DFA International Value Series......     $7,836         $7,836
      The Emerging Markets Series.............      3,110          3,110
      The Emerging Markets Small Cap Series...      3,854          3,854

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Futures.
(2)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
* As of October 31, 2019, there were no futures contracts outstanding. During the year ended October 31, 2019, the Series had limited activity in futures contracts.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   For the year ended October 31, 2019, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                               WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                                                AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                                             INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                                             ------------- ------------ ------------ -------- ---------------
The DFA International Value Series..........................     1.30%        $   42          2         --        $    84
The Japanese Small Company Series...........................     2.96%         1,452         28        $ 3          4,590
The Asia Pacific Small Company Series.......................     2.84%         2,280         29          6         32,447
The United Kingdom Small Company Series.....................     3.01%           409         15         --          2,481
The Continental Small Company Series........................     2.70%         2,327         10          2         16,411
The Canadian Small Company Series...........................     2.15%           333          4         --            443
The Emerging Markets Series.................................     2.87%         2,184         12          2          9,553
The Emerging Markets Small Cap Series.......................     2.95%         7,687         36         24         45,493

                                                               OUTSTANDING
                                                                BORROWINGS
                                                             AS OF 10/31/2019
                                                             ----------------
The DFA International Value Series..........................        --
The Japanese Small Company Series...........................        --
The Asia Pacific Small Company Series.......................       $10
The United Kingdom Small Company Series.....................        --
The Continental Small Company Series........................        --
The Canadian Small Company Series...........................        --
The Emerging Markets Series.................................        --
The Emerging Markets Small Cap Series.......................        --

* Number of Days Outstanding represents the total single or consecutive days during the year ended October 31, 2019, that each Series' available line of credit was used.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   For the year ended October 31, 2019, activity by the Series under the interfund lending program was as follows:

                                    WEIGHTED      WEIGHTED    NUMBER OF  INTEREST  MAXIMUM AMOUNT     OUTSTANDING
                      BORROWER OR    AVERAGE    AVERAGE LOAN    DAYS     EXPENSE/  BORROWED/LOANED     BORROWINGS
                        LENDER    INTEREST RATE   BALANCE    OUTSTANDING  INCOME  DURING THE PERIOD AS OF 10/31/2019
                      ----------- ------------- ------------ ----------- -------- ----------------- ----------------
The Emerging Markets
  Small Cap Series...  Borrower       2.80%          --           2         --           --                --

I. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2019, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

   For the year ended October 31, 2019, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                                    PURCHASES  SALES   REALIZED GAIN (LOSS)
---------                                                    --------- -------- --------------------
The DFA International Value Series.......................... $132,250  $124,185       $(31,843)
The Japanese Small Company Series...........................   77,611    45,808          2,930
The Asia Pacific Small Company Series.......................   19,544    52,066          7,392
The United Kingdom Small Company Series.....................      125    34,943        (47,534)
The Continental Small Company Series........................   48,163    30,355          5,452
The Canadian Small Company Series...........................   28,285     3,871             12
The Emerging Markets Series.................................    2,880    11,859         (2,374)
The Emerging Markets Small Cap Series.......................    8,078     9,084         (2,041)

J. SECURITIES LENDING:

   As of October 31, 2019, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The Series also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                        NON-CASH
                                                       COLLATERAL
                                                         MARKET
                                                         VALUE
                                                       ----------
               The DFA International Value Series.....  $ 79,753
               The Japanese Small Company Series......   112,829
               The Asia Pacific Small Company Series..   197,335
               The Continental Small Company Series...    43,921
               The Canadian Small Company Series......    45,992

                                                        NON-CASH
                                                       COLLATERAL
                                                         MARKET
                                                         VALUE
                                                       ----------
               The Emerging Markets Series............  $ 64,179
               The Emerging Markets Small Cap Series..   394,029

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2019:

                                         REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                      AS OF OCTOBER 31, 2019
                                       -----------------------------------------------------
                                       OVERNIGHT AND            BETWEEN
                                        CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS  TOTAL
                                       ------------- -------- ------------ -------- --------
SECURITIES LENDING TRANSACTIONS
THE DFA INTERNATIONAL VALUE SERIES
   Common Stocks......................   $257,574       --         --         --    $257,574
THE JAPANESE SMALL COMPANY SERIES
   Common Stocks......................     91,233       --         --         --      91,233
THE ASIA PACIFIC SMALL COMPANY SERIES
   Common Stocks......................     48,834       --         --         --      48,834

                                           REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                        AS OF OCTOBER 31, 2019
                                         -----------------------------------------------------
                                         OVERNIGHT AND            BETWEEN
                                          CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS  TOTAL
                                         ------------- -------- ------------ -------- --------
SECURITIES LENDING TRANSACTIONS
THE UNITED KINGDOM SMALL COMPANY SERIES
   Common Stocks........................   $ 18,814       --         --         --    $ 18,814
THE CONTINENTAL SMALL COMPANY SERIES
   Common Stocks, Rights/Warrants.......    514,881       --         --         --     514,881
THE CANADIAN SMALL COMPANY SERIES
   Common Stocks, Rights/Warrants.......    181,271       --         --         --     181,271
THE EMERGING MARKETS SERIES
   Common Stocks........................    133,343       --         --         --     133,343
THE EMERGING MARKETS SMALL CAP SERIES
   Common Stocks........................    226,726       --         --         --     226,726

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series' early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.

M. OTHER:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series (eight of the series constituting The DFA Investment Trust Company, hereafter collectively referred to as the "Series") as of October 31, 2019, the related statements of operations for the year ended October 31, 2019, the statements of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended
October 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of October 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended
October 31, 2019, and each of the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINIONS

These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on the Series' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian, brokers and the transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2019

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DIMENSIONAL EMERGING MARKETS VALUE FUND VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                   [CHART]

                       Dimensional Emerging          MSCI Emerging Markets
                        Markets Value Fund           Index (net dividends)
                    --------------------------     -------------------------
  10/31/2009                  $10,000                       $10,000
  11/30/2009                   10,641                        10,430
  12/31/2009                   11,173                        10,841
   1/31/2010                   10,541                        10,237
   2/28/2010                   10,626                        10,273
   3/31/2010                   11,563                        11,102
   4/30/2010                   11,641                        11,237
   5/31/2010                   10,427                        10,248
   6/30/2010                   10,492                        10,173
   7/31/2010                   11,469                        11,020
   8/31/2010                   11,263                        10,806
   9/30/2010                   12,620                        12,007
  10/31/2010                   13,055                        12,356
  11/30/2010                   12,637                        12,029
  12/31/2010                   13,692                        12,888
   1/31/2011                   13,265                        12,538
   2/28/2011                   13,051                        12,421
   3/31/2011                   13,804                        13,152
   4/30/2011                   14,301                        13,560
   5/31/2011                   13,760                        13,204
   6/30/2011                   13,480                        13,001
   7/31/2011                   13,373                        12,943
   8/31/2011                   12,020                        11,786
   9/30/2011                    9,866                        10,068
  10/31/2011                   11,167                        11,402
  11/30/2011                   10,604                        10,642
  12/31/2011                   10,228                        10,513
   1/31/2012                   11,650                        11,706
   2/29/2012                   12,362                        12,407
   3/31/2012                   11,834                        11,993
   4/30/2012                   11,453                        11,850
   5/31/2012                   10,188                        10,521
   6/30/2012                   10,652                        10,927
   7/31/2012                   10,589                        11,140
   8/31/2012                   10,740                        11,103
   9/30/2012                   11,434                        11,773
  10/31/2012                   11,289                        11,701
  11/30/2012                   11,418                        11,850
  12/31/2012                   12,254                        12,429
   1/31/2013                   12,456                        12,601
   2/28/2013                   12,252                        12,442
   3/31/2013                   12,151                        12,228
   4/30/2013                   12,261                        12,320
   5/31/2013                   11,915                        12,004
   6/30/2013                   10,915                        11,240
   7/31/2013                   11,132                        11,357
   8/31/2013                   10,900                        11,162
   9/30/2013                   11,707                        11,888
  10/31/2013                   12,241                        12,466
  11/30/2013                   11,952                        12,284
  12/31/2013                   11,836                        12,106
   1/31/2014                   11,013                        11,320
   2/28/2014                   11,261                        11,695
   3/31/2014                   11,766                        12,054
   4/30/2014                   11,847                        12,094
   5/31/2014                   12,333                        12,516
   6/30/2014                   12,659                        12,849
   7/31/2014                   12,902                        13,097
   8/31/2014                   13,193                        13,392
   9/30/2014                   12,119                        12,400
  10/31/2014                   12,108                        12,546
  11/30/2014                   11,911                        12,413
  12/31/2014                   11,361                        11,841
   1/31/2015                   11,272                        11,912
   2/28/2015                   11,677                        12,281
   3/31/2015                   11,353                        12,106
   4/30/2015                   12,482                        13,037
   5/31/2015                   11,930                        12,515
   6/30/2015                   11,556                        12,190
   7/31/2015                   10,635                        11,345
   8/31/2015                    9,672                        10,319
   9/30/2015                    9,352                        10,009
  10/31/2015                    9,934                        10,723
  11/30/2015                    9,551                        10,304
  12/31/2015                    9,267                        10,075
   1/31/2016                    8,750                         9,421
   2/29/2016                    8,805                         9,406
   3/31/2016                   10,107                        10,650
   4/30/2016                   10,381                        10,708
   5/31/2016                    9,711                        10,309
   6/30/2016                   10,245                        10,721
   7/31/2016                   10,893                        11,260
   8/31/2016                   11,097                        11,540
   9/30/2016                   11,256                        11,689
  10/31/2016                   11,504                        11,716
  11/30/2016                   11,105                        11,177
  12/31/2016                   11,156                        11,202
   1/31/2017                   11,865                        11,815
   2/28/2017                   12,410                        12,176
   3/31/2017                   12,753                        12,484
   4/30/2017                   12,852                        12,757
   5/31/2017                   13,086                        13,134
   6/30/2017                   13,125                        13,266
   7/31/2017                   13,830                        14,057
   8/31/2017                   14,183                        14,371
   9/30/2017                   13,872                        14,314
  10/31/2017                   14,366                        14,815
  11/30/2017                   14,443                        14,845
  12/31/2017                   14,981                        15,378
   1/31/2018                   16,303                        16,660
   2/28/2018                   15,540                        15,891
   3/31/2018                   15,334                        15,596
   4/30/2018                   15,395                        15,527
   5/31/2018                   14,736                        14,977
   6/30/2018                   13,937                        14,355
   7/31/2018                   14,579                        14,670
   8/31/2018                   14,235                        14,273
   9/30/2018                   14,255                        14,198
  10/31/2018                   13,064                        12,961
  11/30/2018                   13,533                        13,495
  12/31/2018                   13,248                        13,138
   1/31/2019                   14,220                        14,288
   2/28/2019                   14,126                        14,320
   3/31/2019                   14,209                        14,440
   4/30/2019                   14,323                        14,744
   5/31/2019                   13,570                        13,675             Past performance is not predictive
   6/30/2019                   14,261                        14,528             of future performance.
   7/31/2019                   13,640                        14,350
   8/31/2019                   12,944                        13,651             The returns shown do not reflect
   9/30/2019                   13,281                        13,911             the deduction of taxes that a
  10/31/2019                   13,749                        14,498             shareholder would pay on fund
                                                                                distributions or the redemption of
             AVERAGE ANNUAL         ONE         FIVE         TEN                fund shares.
             TOTAL RETURN           YEAR        YEARS       YEARS
             -----------------------------------------------------------        MSCI data copyright MSCI 2019,
                                    5.24%       2.58%       3.24%               all rights reserved.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW             12 MONTHS ENDED OCTOBER 31, 2019

   Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

                       12 MONTHS ENDED OCTOBER 31, 2019
                       --------------------------------

                                                       RETURN IN
                                                      U.S. DOLLARS
                                                      ------------
             MSCI World ex USA Index.................    11.08%
             MSCI World ex USA Mid Cap Index.........    10.71%
             MSCI World ex USA Small Cap Index.......     8.61%
             MSCI World ex USA Value Index...........     5.95%
             MSCI World ex USA Growth Index..........    16.25%

   For the 12 Months Ended October 31, 2019, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

                        12 MONTHS ENDED OCTOBER 31, 2019
                        --------------------------------

            TEN LARGEST FOREIGN DEVELOPED                RETURN IN
            MARKETS BY MARKET CAP          LOCAL RETURN U.S. DOLLARS
            -----------------------------  ------------ ------------
            Japan.........................     4.57%        9.16%
            United Kingdom................     5.73%        7.08%
            France........................    14.29%       12.54%
            Canada........................    11.54%       11.45%
            Switzerland...................    16.43%       18.69%
            Germany.......................     9.14%        7.46%
            Australia.....................    20.12%       16.76%
            Netherlands...................    21.77%       20.09%
            Hong Kong.....................    15.60%       15.63%
            Spain.........................     7.47%        5.82%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2019, all rights reserved.

   Emerging markets had positive performance for the period, outperforming non-U.S. developed markets but underperforming the U.S. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices.

                       12 MONTHS ENDED OCTOBER 31, 2019
                       --------------------------------

                                                       RETURN IN
                                                      U.S. DOLLARS
                                                      ------------
             MSCI Emerging Markets Index.............    11.86%
             MSCI Emerging Markets Mid Cap Index.....    11.08%
             MSCI Emerging Markets Small Cap Index...     9.69%
             MSCI Emerging Markets Value Index.......     6.00%
             MSCI Emerging Markets Growth Index......    17.97%

   For the 12 Months Ended October 31, 2019, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of emerging markets.

                        12 MONTHS ENDED OCTOBER 31, 2019
                        --------------------------------

            TEN LARGEST EMERGING MARKETS                 RETURN IN
            BY MARKET CAP                  LOCAL RETURN U.S. DOLLARS
            ----------------------------   ------------ ------------
            China.........................    12.94%       12.90%
            Korea.........................     7.43%        5.22%
            Taiwan........................    20.39%       22.38%
            India.........................    12.67%       17.46%
            Brazil........................    22.35%       13.21%
            South Africa..................    10.59%        8.41%
            Russia........................    31.36%       34.30%
            Thailand......................    -4.10%        5.28%
            Mexico........................     1.02%        6.71%
            Saudi Arabia..................    -1.29%       -1.27%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2019, all rights reserved.

   For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2019, these differences generally detracted from the Portfolios' relative performance.

DIMENSIONAL EMERGING MARKETS VALUE FUND

   The Dimensional Emerging Markets Value Fund invests in value stocks of large and small companies in emerging markets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher-profitability within the value segment of emerging markets. As of October 31, 2019, the Fund held approximately 2,500 securities in 19 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Fund's assets.

   For the 12 months ended October 31, 2019, total returns were 5.24% for the Fund and 11.86% for the MSCI Emerging Markets Index (net dividends), the Fund's benchmark. As a result of the Fund's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Fund's focus on low relative price (value) stocks had a negative impact on performance relative to the style-neutral benchmark, as value stocks underperformed high relative price (growth) stocks in emerging markets for the period. With small-cap stocks underperforming large-cap stocks, the Fund's inclusion of small-caps also detracted from performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. At the country level, the Fund's focus on value stocks had a particularly negative impact in China, as Chinese value stocks underperformed.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                              SIX MONTHS ENDED OCTOBER 31, 2019

EXPENSE TABLES

                                         BEGINNING  ENDING               EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                           VALUE    VALUE     EXPENSE     DURING
                                         05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                         --------- --------- ---------- ----------
DIMENSIONAL EMERGING MARKETS VALUE FUND
---------------------------------------
Actual Fund Return
   Institutional Class Shares........... $1,000.00 $  960.00    0.15%     $0.74
Hypothetical 5% Annual Return
   Institutional Class Shares........... $1,000.00 $1,024.45    0.15%     $0.77

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-PORT with the SEC on September 27, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; by visiting the SEC's website at http://www.sec.gov; or by visiting the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND
      Communication Services......................................   4.7%
      Consumer Discretionary......................................   7.0%
      Consumer Staples............................................   2.9%
      Energy......................................................  16.7%
      Financials..................................................  29.0%
      Health Care.................................................   1.4%
      Industrials.................................................   8.8%
      Information Technology......................................   8.6%
      Materials...................................................  15.2%
      Real Estate.................................................   4.1%
      Utilities...................................................   1.6%
                                                                   -----
                                                                   100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                  PERCENTAGE
                                                                                                                    OF NET
                                                                        SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE)  ASSETS++
                                                                      ----------- ------------------------------- ----------
COMMON STOCKS -- (96.2%)
BRAZIL -- (7.9%)
    Petroleo Brasileiro SA...........................................  12,794,994         $  104,325,222              0.6%
#   Petroleo Brasileiro SA , Sponsored ADR (US71654V1017)............  14,367,145            216,800,218              1.3%
#   Petroleo Brasileiro SA , Sponsored ADR (US71654V4086)............  11,860,183            192,609,372              1.1%
*   Vale SA..........................................................  27,820,681            327,424,551              1.9%
*   Vale SA, Sponsored ADR...........................................  10,058,396            118,085,568              0.7%
    Other Securities.................................................                        439,052,864              2.4%
                                                                                          --------------             ----
TOTAL BRAZIL.........................................................                      1,398,297,795              8.0%
                                                                                          --------------             ----
CHILE -- (1.2%)
    Other Securities.................................................                        214,675,816              1.2%
                                                                                          --------------             ----
CHINA -- (16.8%)
    Bank of China, Ltd., Class H..................................... 310,867,817            126,767,159              0.7%
    China Construction Bank Corp., Class H........................... 482,773,101            386,831,809              2.2%
    China Mobile, Ltd................................................  34,307,500            278,806,586              1.6%
    China Mobile, Ltd., Sponsored ADR................................   1,459,236             58,923,950              0.3%
    China Overseas Land & Investment, Ltd............................  28,666,000             90,455,302              0.5%
    China Resources Land, Ltd........................................  19,654,000             83,586,043              0.5%
    CNOOC, Ltd....................................................... 102,276,000            152,212,236              0.9%
#   CNOOC, Ltd., Sponsored ADR.......................................     202,442             30,070,735              0.2%
    Industrial & Commercial Bank of China, Ltd., Class H............. 287,374,996            205,873,482              1.2%
    Other Securities.................................................                      1,541,361,183              8.9%
                                                                                          --------------             ----
TOTAL CHINA..........................................................                      2,954,888,485             17.0%
                                                                                          --------------             ----
COLOMBIA -- (0.2%)
    Other Securities.................................................                         36,093,948              0.2%
                                                                                          --------------             ----
CZECH REPUBLIC -- (0.2%)
    Other Security...................................................                         37,566,643              0.2%
                                                                                          --------------             ----
GREECE -- (0.2%)
    Other Securities.................................................                         37,109,697              0.2%
                                                                                          --------------             ----
HUNGARY -- (0.3%)
    Other Securities.................................................                         45,306,074              0.3%
                                                                                          --------------             ----
INDIA -- (13.2%)
    Axis Bank, Ltd...................................................  10,161,387            104,675,939              0.6%
    Bharti Airtel, Ltd...............................................  23,596,310            124,072,367              0.7%
#   ICICI Bank, Ltd., Sponsored ADR..................................   6,896,114             89,856,364              0.5%
    Reliance Industries, Ltd.........................................  32,191,746            663,853,603              3.8%
    Reliance Industries, Ltd., GDR...................................      80,641              3,307,142              0.0%
    Other Securities.................................................                      1,332,808,434              7.7%
                                                                                          --------------             ----
TOTAL INDIA..........................................................                      2,318,573,849             13.3%
                                                                                          --------------             ----
INDONESIA -- (2.6%)
    Bank Mandiri Persero Tbk PT...................................... 164,608,762             82,282,819              0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                                                                                 PERCENTAGE
                                                                                                                   OF NET
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)  ASSETS++
                                                                      ---------- ------------------------------- ----------
INDONESIA -- (Continued)
    Other Securities.................................................                    $  382,765,332              2.2%
                                                                                         --------------             ----
TOTAL INDONESIA......................................................                       465,048,151             2.7%
                                                                                         --------------             ----
MALAYSIA -- (2.7%)
    CIMB Group Holdings Bhd.......................................... 57,878,866             72,639,175              0.4%
    Other Securities.................................................                       404,326,791              2.3%
                                                                                         --------------             ----
TOTAL MALAYSIA.......................................................                       476,965,966              2.7%
                                                                                         --------------             ----
MEXICO -- (2.9%)
    Grupo Financiero Banorte S.A.B. de C.V........................... 16,395,384             89,645,546              0.5%
    Grupo Mexico S.A.B. de C.V., Class B............................. 36,963,456             97,594,361              0.6%
    Other Securities.................................................                       325,110,676              1.8%
                                                                                         --------------             ----
TOTAL MEXICO.........................................................                       512,350,583              2.9%
                                                                                         --------------             ----
PHILIPPINES -- (1.2%)
    Other Securities.................................................                       218,609,976              1.3%
                                                                                         --------------             ----
POLAND -- (1.2%)
#   Polski Koncern Naftowy Orlen S.A.................................  2,725,484             74,523,157              0.4%
    Other Securities.................................................                       138,901,392              0.8%
                                                                                         --------------             ----
TOTAL POLAND.........................................................                       213,424,549              1.2%
                                                                                         --------------             ----
RUSSIA -- (2.4%)
    Gazprom PJSC, Sponsored ADR...................................... 21,147,557            169,536,708              1.0%
    Lukoil PJSC, Sponsored ADR.......................................  2,373,113            218,689,539              1.3%
    Other Securities.................................................                        37,887,648              0.1%
                                                                                         --------------             ----
TOTAL RUSSIA.........................................................                       426,113,895              2.4%
                                                                                         --------------             ----
SOUTH AFRICA -- (6.5%)
    Absa Group, Ltd..................................................  8,433,507             86,494,711              0.5%
#   AngloGold Ashanti, Ltd., Sponsored ADR...........................  3,295,420             72,762,874              0.4%
    Gold Fields, Ltd., Sponsored ADR................................. 12,618,767             77,983,980              0.5%
#   MTN Group, Ltd................................................... 21,170,577            131,037,009              0.8%
    Standard Bank Group, Ltd......................................... 14,127,822            162,190,870              0.9%
    Other Securities.................................................                       613,940,234              3.5%
                                                                                         --------------             ----
TOTAL SOUTH AFRICA...................................................                     1,144,409,678             6.6%
                                                                                         --------------             ----
SOUTH KOREA -- (15.2%)
    Hana Financial Group, Inc........................................  4,142,831            119,945,481              0.7%
    Hyundai Mobis Co., Ltd...........................................    498,393            101,639,052              0.6%
    Hyundai Motor Co.................................................    973,740            101,993,772              0.6%
    KB Financial Group, Inc..........................................  2,389,892             86,034,693              0.5%
#   KB Financial Group, Inc., ADR....................................  3,004,853            107,333,349              0.6%
    Kia Motors Corp..................................................  2,283,957             83,472,594              0.5%
    LG Electronics, Inc..............................................  1,586,480             90,919,942              0.5%
    POSCO............................................................    780,313            141,584,307              0.8%
    POSCO, Sponsored ADR.............................................  1,491,065             66,963,729              0.4%
    Shinhan Financial Group Co., Ltd.................................  3,372,386            122,873,150              0.7%
    SK Innovation Co., Ltd...........................................    588,817             80,571,077              0.5%
    Other Securities.................................................                     1,582,595,413              9.0%
                                                                                         --------------             ----
TOTAL SOUTH KOREA....................................................                     2,685,926,559             15.4%
                                                                                         --------------             ----

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                                                                                  PERCENTAGE
                                                                                                                    OF NET
                                                                        SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE)  ASSETS++
                                                                      ----------- ------------------------------- ----------
SPAIN -- (0.1%)
    Other Securities.................................................                     $    13,025,199             0.1%
                                                                                          ---------------            ----
TAIWAN -- (17.4%)
    Cathay Financial Holding Co., Ltd................................  80,368,000             106,379,785             0.6%
    China Steel Corp................................................. 142,004,320             109,341,157             0.6%
    CTBC Financial Holding Co., Ltd.................................. 185,682,073             129,088,547             0.8%
    E.Sun Financial Holding Co., Ltd.................................  97,334,130              87,947,226             0.5%
    Fubon Financial Holding Co., Ltd.................................  79,932,471             116,944,013             0.7%
    Hon Hai Precision Industry Co., Ltd..............................  89,277,192             235,790,228             1.4%
    Mega Financial Holding Co., Ltd..................................  81,559,796              80,048,977             0.5%
#   Taiwan Cement Corp...............................................  66,265,095              87,976,396             0.5%
    United Microelectronics Corp..................................... 163,058,681              75,091,821             0.4%
    Yuanta Financial Holding Co., Ltd................................ 127,911,918              79,941,098             0.5%
    Other Securities.................................................                       1,951,404,401            11.1%
                                                                                          ---------------            ----
TOTAL TAIWAN.........................................................                       3,059,953,649            17.6%
                                                                                          ---------------            ----
THAILAND -- (3.2%)
    PTT PCL..........................................................  97,369,100             145,916,601             0.9%
    Other Securities.................................................                         417,414,269             2.3%
                                                                                          ---------------            ----
TOTAL THAILAND.......................................................                         563,330,870             3.2%
                                                                                          ---------------            ----
TURKEY -- (0.8%)
    Other Securities.................................................                         133,909,523             0.8%
                                                                                          ---------------            ----
UNITED KINGDOM -- (0.0%)
    Other Security...................................................                             303,132             0.0%
                                                                                          ---------------            ----
TOTAL COMMON STOCKS .................................................                      16,955,884,037            97.3%
                                                                                          ---------------            ----
PREFERRED STOCKS -- (1.5%)
BRAZIL -- (1.4%)
    Petroleo Brasileiro SA...........................................  25,544,003             193,562,461             1.1%
    Other Securities.................................................                          63,472,744             0.4%
                                                                                          ---------------            ----
TOTAL BRAZIL.........................................................                         257,035,205             1.5%
                                                                                          ---------------            ----
COLOMBIA -- (0.1%)
    Other Securities.................................................                          11,901,777             0.0%
                                                                                          ---------------            ----
SOUTH KOREA -- (0.0%)
    Other Security...................................................                             767,525             0.0%
                                                                                          ---------------            ----
TOTAL PREFERRED STOCKS...............................................                         269,704,507             1.5%
                                                                                          ---------------            ----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities.................................................                             777,136             0.0%
                                                                                          ---------------            ----
TOTAL INVESTMENT SECURITIES
  (Cost $16,469,656,676).............................................                      17,226,365,680
                                                                                          ---------------

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                                                                   PERCENTAGE
                                                                                                     OF NET
                                                                          SHARES       VALUE+       ASSETS++
SECURITIES LENDING COLLATERAL -- (2.3%)
@(S)  The DFA Short Term Investment Fund............................... 34,421,395 $   398,289,960     2.3%
                                                                                   ---------------   -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $16,867,888,263)...............................................            $17,624,655,640   101.1%
                                                                                   ===============   =====

As of October 31, 2019, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

                                                              NUMBER                                          UNREALIZED
                                                                OF     EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                                  CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                                  --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)..............................    650     12/20/19  $ 32,510,222 $ 33,845,500   $1,335,278
S&P 500(R) Emini Index......................................    730     12/20/19   108,833,750  110,806,700    1,972,950
                                                                                  ------------ ------------   ----------
TOTAL FUTURES CONTRACTS.....................................                      $141,343,972 $144,652,200   $3,308,228
                                                                                  ============ ============   ==========

Summary of the Fund's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ----------------------------------------------------
                                            LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                         -------------- -------------- ------- --------------
Common Stocks
   Brazil............................... $1,398,297,795             --   --    $1,398,297,795
   Chile................................     67,841,690 $  146,834,126   --       214,675,816
   China................................    254,479,847  2,700,408,638   --     2,954,888,485
   Colombia.............................     36,093,948             --   --        36,093,948
   Czech Republic.......................             --     37,566,643   --        37,566,643
   Greece...............................             --     37,109,697   --        37,109,697
   Hungary..............................             --     45,306,074   --        45,306,074
   India................................    120,593,281  2,197,980,568   --     2,318,573,849
   Indonesia............................        476,278    464,571,873   --       465,048,151
   Malaysia.............................         13,374    476,952,592   --       476,965,966
   Mexico...............................    512,350,583             --   --       512,350,583
   Philippines..........................             --    218,609,976   --       218,609,976
   Poland...............................             --    213,424,549   --       213,424,549
   Russia...............................     28,824,510    397,289,385   --       426,113,895
   South Africa.........................    199,172,597    945,237,081   --     1,144,409,678
   South Korea..........................    254,194,042  2,431,732,517   --     2,685,926,559
   Spain................................     13,025,199             --   --        13,025,199
   Taiwan...............................     20,123,499  3,039,830,150   --     3,059,953,649
   Thailand.............................    563,302,688         28,182   --       563,330,870
   Turkey...............................             --    133,909,523   --       133,909,523
   United Kingdom.......................             --        303,132   --           303,132
Preferred Stocks
   Brazil...............................    257,035,205             --   --       257,035,205
   Colombia.............................     11,901,777             --   --        11,901,777
   South Korea..........................        767,525             --   --           767,525
Rights/Warrants
   Indonesia............................             --         89,750   --            89,750
   Taiwan...............................             --        586,376   --           586,376
   Thailand.............................             --        101,010   --           101,010

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ------------------------------------------------------
                                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                         -------------- --------------- ------- ---------------
Securities Lending Collateral...........             -- $   398,289,960   --    $   398,289,960
Futures Contracts**..................... $    3,308,228              --   --          3,308,228
                                         -------------- ---------------   --    ---------------
TOTAL................................... $3,741,802,066 $13,886,161,802   --    $17,627,963,868
                                         ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.
                                      249

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019
                            (AMOUNTS IN THOUSANDS)

                                                                                           DIMENSIONAL
                                                                                            EMERGING
                                                                                             MARKETS
                                                                                           VALUE FUND
                                                                                           -----------
ASSETS:
Investment Securities at Value (including $561,151 of securities on loan)*................ $17,226,366
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of
  $398,232)...............................................................................     398,290
Segregated Cash for Futures Contracts.....................................................       6,289
Foreign Currencies at Value...............................................................      98,648
Cash......................................................................................      86,263
Receivables:
   Investment Securities Sold.............................................................      29,011
   Dividends, Interest and Tax Reclaims...................................................       3,205
   Securities Lending Income..............................................................         858
Unrealized Gain on Foreign Currency Contracts.............................................           3
                                                                                           -----------
       Total Assets.......................................................................  17,848,933
                                                                                           -----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.......................................................     398,278
   Investment Securities Purchased........................................................      18,677
   Due to Advisor.........................................................................       1,449
   Futures Margin Variation...............................................................         695
Unrealized Loss on Foreign Currency Contracts.............................................           6
Accrued Expenses and Other Liabilities....................................................       3,731
                                                                                           -----------
       Total Liabilities..................................................................     422,836
                                                                                           -----------
NET ASSETS................................................................................ $17,426,097
                                                                                           ===========
Investment Securities at Cost............................................................. $16,469,656
                                                                                           ===========
Foreign Currencies at Cost................................................................ $    97,908
                                                                                           ===========

--------
* See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019
                            (AMOUNTS IN THOUSANDS)

                                                                       DIMENSIONAL
                                                                        EMERGING
                                                                         MARKETS
                                                                          VALUE
                                                                          FUND#
                                                                       -----------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $76,458)...............  $ 529,707
   Income from Securities Lending.....................................     14,451
                                                                        ---------
          Total Investment Income.....................................    544,158
                                                                        ---------
EXPENSES
   Investment Management Fees.........................................     17,663
   Accounting & Transfer Agent Fees...................................        792
   Custodian Fees.....................................................      6,091
   Directors'/Trustees' Fees & Expenses...............................        105
   Professional Fees..................................................        402
   Other..............................................................        602
                                                                        ---------
          Total Expenses..............................................     25,655
                                                                        ---------
   Fees Paid Indirectly (Note C)......................................     (2,320)
                                                                        ---------
   Net Expenses.......................................................     23,335
                                                                        ---------
   NET INVESTMENT INCOME (LOSS).......................................    520,823
                                                                        ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**...................................   (179,248)
       Affiliated Investment Companies Shares Sold....................        (19)
       Futures........................................................      5,514
       Foreign Currency Transactions..................................     (3,145)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.....................    474,939
       Affiliated Investment Companies Shares.........................         35
       Futures........................................................     12,212
       Translation of Foreign Currency-Denominated Amounts............        (50)
                                                                        ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS)............................    310,238
                                                                        ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $ 831,061
                                                                        =========

--------
** Net of foreign capital gain taxes withheld of $1.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                    DIMENSIONAL EMERGING
                                                                                     MARKETS VALUE FUND
                                                                                  ------------------------
                                                                                     YEAR         YEAR
                                                                                     ENDED        ENDED
                                                                                    OCT 31,      OCT 31,
                                                                                     2019         2018
                                                                                  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................................. $   520,823  $   536,296
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /.........................................    (179,248)     306,868
       Affiliated Investment Companies Shares Sold...............................         (19)         (45)
       Futures...................................................................       5,514        7,329
       Foreign Currency Transactions.............................................      (3,145)      (7,429)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency................................     474,939   (2,460,561)
       Affiliated Investment Companies Shares....................................          35            4
       Futures...................................................................      12,212      (12,284)
       Translation of Foreign Currency-Denominated Amounts.......................         (50)          34
                                                                                  -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting from Operations........     831,061   (1,629,788)
                                                                                  -----------  -----------
Transactions in Interest:
   Contributions.................................................................   1,538,030    1,168,085
   Withdrawals...................................................................  (1,627,901)  (2,465,601)
                                                                                  -----------  -----------
          Net Increase (Decrease) from Transactions in Interest..................     (89,871)  (1,297,516)
                                                                                  -----------  -----------
          Total Increase (Decrease) in Net Assets................................     741,190   (2,927,304)
NET ASSETS
   Beginning of Year.............................................................  16,684,907   19,612,211
                                                                                  -----------  -----------
   End of Year................................................................... $17,426,097  $16,684,907
                                                                                  ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $1.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      DIMENSIONAL EMERGING MARKETS VALUE FUND
                                                         ----------------------------------------------------------------
                                                            YEAR          YEAR         YEAR         YEAR          YEAR
                                                            ENDED         ENDED        ENDED        ENDED         ENDED
                                                           OCT 31,       OCT 31,      OCT 31,      OCT 31,       OCT 31,
                                                            2019          2018         2017         2016          2015
                                                         -----------  -----------   -----------  -----------  -----------
Total Return............................................        5.24%       (9.06%)       24.89%       15.80%      (17.95%)
                                                         -----------  -----------   -----------  -----------  -----------
Net Assets, End of Year (thousands)..................... $17,426,097  $16,684,907   $19,612,211  $16,647,507  $15,088,058
Ratio of Expenses to Average Net Assets.................        0.13%        0.14%         0.16%        0.16%        0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees
  Paid Indirectly)......................................        0.15%        0.14%         0.16%        0.16%        0.15%
Ratio of Net Investment Income to Average Net Assets....        2.95%        2.78%         2.64%        2.72%        2.54%
Portfolio Turnover Rate.................................          14%          13%           14%          12%          14%

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies." The Fund consists of one series.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.

   Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund's shares (at the close of the NYSE), the Fund will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Fund enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses. As of October 31, 2019, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $596 (in thousands).

   The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2019, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date.
Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund.

   For the year ended October 31, 2019, the Fund's investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

            Dimensional Emerging Markets Value Fund........... 0.10%

EARNED INCOME CREDIT:

   Additionally, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund's net assets. During the year ended October 31, 2019, expenses reduced were the following (amount in thousands):

                                                            FEES PAID
                                                            INDIRECTLY
                                                            ----------
         Dimensional Emerging Markets Value Fund...........   $2,320

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2019, the total related amounts paid by the Fund to the CCO were $14 (in thousands) and are included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2019, the Fund's transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

                                                       PURCHASES    SALES
                                                       ---------- ----------
    Dimensional Emerging Markets Value Fund........... $2,952,782 $2,501,837

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

   The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

                                                                  CHANGE IN
                 BALANCE AT                        NET REALIZED  UNREALIZED   BALANCE AT
                 OCTOBER 31, PURCHASES   PROCEEDS  GAIN/(LOSS)  APPRECIATION/ OCTOBER 31,   SHARES AS OF   DIVIDEND CAPITAL GAIN
                    2018      AT COST   FROM SALES   ON SALES   DEPRECIATION     2019     OCTOBER 31, 2019  INCOME  DISTRIBUTIONS
                 ----------- ---------- ---------- ------------ ------------- ----------- ---------------- -------- -------------
DIMENSIONAL
  EMERGING
MARKETS VALUE
  FUND
The DFA Short
  Term
  Investment
  Fund..........  $317,651   $2,923,896 $2,843,273     $(19)        $ 35       $ 398,290       34,421      $13,697       --
                  --------   ---------- ----------     ----         ----       ---------       ------      -------       --
TOTAL...........  $317,651   $2,923,896 $2,843,273     $(19)        $ 35       $ 398,290       34,421      $13,697       --
                  ========   ========== ==========     ====         ====       =========       ======      =======       ==

E. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   As of October 31, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                                NET
                                                                                             UNREALIZED
                                                    FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                                                    TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                   ----------- ------------ -------------- --------------
Dimensional Emerging Markets Value Fund........... $17,010,015  $3,410,804   $(2,796,163)     $614,641

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Fund.

   2. FUTURES CONTRACTS: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Securities have been segregated as collateral for open futures contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2019 was as follows (amount in thousands):

                                                        FUTURES**
                                                        ---------
              Dimensional Emerging Markets Value Fund.. $112,179

** Average Notional Value of contracts

   The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of October 31, 2019 (amounts in thousands):

                                                 ASSET DERIVATIVES VALUE
                                             -------------------------------
                                              TOTAL VALUE AT      EQUITY
                                             OCTOBER 31, 2019 CONTRACTS*,(1)
                                             ---------------- --------------
   Dimensional Emerging Markets Value Fund..      $3,308          $3,308

(1)Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Fund's derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2019 (amounts in thousands):

                                                       REALIZED GAIN (LOSS)
                                                          ON DERIVATIVES
                                                       --------------------
                                                                 EQUITY
                                                       TOTAL  CONTRACTS (1)
                                                       ------ -------------
    Dimensional Emerging Markets Value Fund........... $5,514    $5,514

                                                      CHANGE IN UNREALIZED
                                                          APPRECIATION
                                                        (DEPRECIATION) ON
                                                           DERIVATIVES
                                                      ---------------------
                                                                 EQUITY
                                                       TOTAL  CONTRACTS (2)
                                                      ------- -------------
     Dimensional Emerging Markets Value Fund......... $12,212    $12,212

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Futures.
(2)Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   For the year ended October 31, 2019, borrowings by the following Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                                               MAXIMUM     OUTSTANDING
                            WEIGHTED      WEIGHTED    NUMBER OF   INTEREST     AMOUNT      BORROWINGS
                             AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING    AS OF
                          INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD    10/31/2019
                          ------------- ------------ ------------ -------- --------------- -----------
Dimensional Emerging
  Markets Value Fund.....     2.46%       $22,216         11        $18        $88,451         --

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2019, that the Fund's available line of credit was used.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Fund did not use the interfund lending program during the year ended October 31, 2019.

H. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2019, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Fund complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Fund.

   For the year ended October 31, 2019, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                 PURCHASES SALES  REALIZED GAIN (LOSS)
---------                                 --------- ------ --------------------
Dimensional Emerging Markets Value Fund..  $11,104  $4,477       $(1,426)

I. SECURITIES LENDING:

   As of October 31, 2019, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The Fund received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

                                                         NON-CASH
                                                        COLLATERAL
                                                          MARKET
                                                          VALUE
                                                        ----------
              Dimensional Emerging Markets Value Fund..  $257,882

   The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series" ), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2019:

                                           REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                        AS OF OCTOBER 31, 2019
                                         -----------------------------------------------------
                                         OVERNIGHT AND            BETWEEN
                                          CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS  TOTAL
                                         ------------- -------- ------------ -------- --------
SECURITIES LENDING TRANSACTIONS
DIMENSIONAL EMERGING MARKETS VALUE FUND
Common Stocks...........................   $398,278       --         --         --    $398,278

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Fund's early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.

L. OTHER:

   The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Dimensional Emerging Markets Value Fund

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of Dimensional Emerging Markets Value Fund (the "Fund") as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended
October 31, 2019 and the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian, brokers and the transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2019

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                                FUND MANAGEMENT
                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2019.

Each Board's Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, Abbie J. Smith, Douglas
W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee met one time during the fiscal year ended October 31, 2019.

Each Board's Strategy Committee is composed of Gerard K. O'Reilly, Douglas W. Diamond, Edward P. Lazear, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios' investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and
(iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2019.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

DISINTERESTED DIRECTORS

                                                                                         PORTFOLIOS
                                         TERM OF                                         WITHIN THE      OTHER DIRECTORSHIPS
                                        OFFICE/1/ AND                                     DFA FUND       OF PUBLIC COMPANIES
NAME, ADDRESS AND                       LENGTH OF       PRINCIPAL OCCUPATION DURING      COMPLEX/2/       HELD DURING PAST
YEAR OF BIRTH                 POSITION   SERVICE               PAST 5 YEARS               OVERSEEN            5 YEARS
-----------------             --------- ------------   -----------------------------  ------------------ -------------------
George M. Constantinides      Director  Since 1983     Leo Melamed Professor of       128 portfolios in  None
University of Chicago                                  Finance, University of         4 investment
Booth School of Business                               Chicago Booth School of        companies
5807 S. Woodlawn Avenue                                Business (since 1978).
Chicago, IL 60637

1947

Douglas W. Diamond            Director  Since 2017     Merton H. Miller               128 portfolios in  None
c/o Dimensional Fund                                   Distinguished Service          4 investment
Advisors LP                                            Professor of Finance,          companies
6300 Bee Cave Road, Building                           University of Chicago Booth
One Austin, TX 78746                                   School of Business (since
                                                       1988). Visiting Scholar,
1953                                                   Federal Reserve Bank of
                                                       Richmond (since 1990).
                                                       Formerly, Fischer Black
                                                       Visiting Professor of
                                                       Financial Economics, Alfred
                                                       P. Sloan School of
                                                       Management, Massachusetts
                                                       Institute of Technology (2015
                                                       to 2016).

Darrell Duffie                Director  Since March    Dean Witter Distinguished      128 portfolios in  Formerly,
c/o Dimensional Fund                    2019           Professor of Finance,          4 investment       Director, Moody's
Advisors LP                                            Graduate School of Business,   companies          Corporation
6300 Bee Cave Road, Building                           Stanford University (since                        (financial
One Austin, TX 78746                                   1984).                                            information and
                                                                                                         information
1954                                                                                                     technology)
                                                                                                         (2008-April
                                                                                                         2018).

Roger G. Ibbotson Yale        Director  Since 1981     Professor in Practice          128 portfolios in  None
School of Management                                   Emeritus of Finance, Yale      4 investment
P.O. Box 208200                                        School of Management (since    companies
New Haven, CT 06520-8200                               1984). Chairman and Partner,
                                                       Zebra Capital Management, LLC
1943                                                   (hedge fund and asset
                                                       manager) (since 2001).
                                                       Formerly, Consultant to
                                                       Morningstar, Inc. (2006 -
                                                       2016).

Edward P. Lazear              Director  Since 2010     Distinguished Visiting         128 portfolios in  None
Stanford University Graduate                           Fellow, Becker Friedman        4 investment
School of Business Knight                              Institute for Research in      companies
Management Center,                                     Economics, University of
E346 Stanford, CA 94305                                Chicago (since 2015). Morris
                                                       Arnold Cox Senior Fellow,
1948                                                   Hoover Institution (since
                                                       2002). Davies Family
                                                       Professor of Economics,
                                                       Graduate School of Business,
                                                       Stanford University (since
                                                       1995). Cornerstone Research
                                                       (expert testimony and
                                                       economic and financial
                                                       analysis) (since 2009).

Myron S. Scholes              Director  Since 1981     Chief Investment Strategist,   128 portfolios in  Formerly,
c/o Dimensional Fund                                   Janus Henderson Investors      4 investment       Adviser, Kuapay,
Advisors LP                                            (since 2014). Frank E. Buck    companies          Inc. (2013-2014).
6300 Bee Cave Road, Building                           Professor of Finance,                             Formerly,
One Austin, TX 78746                                   Emeritus, Graduate School of                      Director,
                                                       Business, Stanford University                     American Century
1941                                                   (since 1981).                                     Fund Complex
                                                                                                         (registered
                                                                                                         investment
                                                                                                         companies) (43
                                                                                                         Portfolios)
                                                                                                         (1980-2014).

                                                                                        PORTFOLIOS
                                         TERM OF                                        WITHIN THE     OTHER DIRECTORSHIPS
                                        OFFICE/1/ AND                                    DFA FUND      OF PUBLIC COMPANIES
NAME, ADDRESS AND                       LENGTH OF       PRINCIPAL OCCUPATION DURING     COMPLEX/2/      HELD DURING PAST
YEAR OF BIRTH                 POSITION   SERVICE               PAST 5 YEARS              OVERSEEN           5 YEARS
-----------------             --------- ------------   -----------------------------  ---------------- --------------------
Abbie J. Smith                Director  Since 2000     Boris and Irene Stern          128 portfolios   Director (since
University of Chicago Booth                            Distinguished Service          in 4 investment  2000) and
School of Business                                     Professor of Accounting,       companies        formerly, Lead
5807 S. Woodlawn Avenue                                University of Chicago Booth                     Director (2014-
Chicago, IL 60637                                      School of Business (since                       2017), HNI
                                                       1980).                                          Corporation
1953                                                                                                   (office furniture);
                                                                                                       Director, Ryder
                                                                                                       System Inc.
                                                                                                       (transportation,
                                                                                                       logistics and
                                                                                                       supply-chain
                                                                                                       management)
                                                                                                       (since 2003); and
                                                                                                       Trustee, UBS
                                                                                                       Funds (3
                                                                                                       investment
                                                                                                       companies within
                                                                                                       the fund complex)
                                                                                                       (19 portfolios)
                                                                                                       (since 2009).
Ingrid M. Werner              Director  Since March    Martin and Andrew Murrer       128 portfolios   Director, Fourth
c/o Dimensional Fund                    2019           Professor of Finance, Fisher   in 4 investment  Swedish AP Fund
Advisors LP                                            College of Business, The Ohio  companies        (pension fund
6300 Bee Cave Road, Building                           State University (since                         asset
One Austin, TX 78746                                   1998). Adjunct Member, the                      management)
                                                       Prize Committee for the                         (since 2017).
1961                                                   Swedish Riksbank Prize in
                                                       Economic Sciences in Memory
                                                       of Alfred Nobel (annual award
                                                       for significant scientific
                                                       research contribution) (since
                                                       January 2018). President,
                                                       Western Finance Association
                                                       (global association of
                                                       academic researchers and
                                                       practitioners in finance)
                                                       (since June 2018). Director,
                                                       American Finance Association
                                                       (global association of
                                                       academic researchers and
                                                       practitioners in finance)
                                                       (since January 2019). Member,
                                                       Economic Advisory Committee,
                                                       FINRA (since 2017). Chairman,
                                                       Scientific Advisory Board,
                                                       Swedish House of Finance
                                                       (institute supporting
                                                       academic research in finance)
                                                       (since 2014). Member,
                                                       Scientific Board, Danish
                                                       Finance Institute (institute
                                                       supporting academic research
                                                       in finance) (since 2017).
                                                       Member, Academic Board,
                                                       Mistra Financial Systems
                                                       (organization funding
                                                       academic research on
                                                       environment, governance and
                                                       climate/sustainability in
                                                       finance) (since 2016).
                                                       Fellow, Center for Analytical
                                                       Finance (academic research)
                                                       (since 2015). Associate
                                                       Editor, Journal of Finance
                                                       (since 2016).

INTERESTED DIRECTOR

       The following interested Director is described as such because he is deemed to be an "interested person," as that term is defined under the 1940 Act, due to his position with the Advisor.

                                                                                   PORTFOLIOS
                                    TERM OF                                        WITHIN THE     OTHER DIRECTORSHIPS
                                   OFFICE/1/ AND                                    DFA FUND      OF PUBLIC COMPANIES
NAME, ADDRESS AND                  LENGTH OF       PRINCIPAL OCCUPATION DURING     COMPLEX/2/      HELD DURING PAST
YEAR OF BIRTH          POSITION     SERVICE               PAST 5 YEARS              OVERSEEN           5 YEARS
-----------------    ------------- -----------    -----------------------------  ---------------- -------------------
David G. Booth       Chairman      Since 1981     Chairman, Director/Trustee,    128 portfolios          None
6300 Bee Cave Road,  and Director                 and formerly, President and    in 4 investment
Building One                                      Co-Chief Executive Officer     companies
Austin, TX 78746                                  (each until March 2017) of
                                                  Dimensional Emerging Markets
1946                                              Value Fund ("DEM"), DFAIDG,
                                                  Dimensional Investment Group
                                                  Inc. ("DIG") and The DFA
                                                  Investment Trust Company
                                                  ("DFAITC"). Executive
                                                  Chairman, and formerly,
                                                  President and Co-Chief
                                                  Executive Officer (each until
                                                  February 2017) of Dimensional
                                                  Holdings Inc., Dimensional
                                                  Fund Advisors LP, Dimensional
                                                  Investment LLC and DFA
                                                  Securities LLC (collectively
                                                  with DEM, DFAIDG, DIG and
                                                  DFAITC, the "DFA Entities").
                                                  Formerly, Chairman and
                                                  Director (2009-2018) and
                                                  Co-Chief Executive Officer
                                                  (2010 - June 2017) of
                                                  Dimensional Fund Advisors
                                                  Canada ULC. Trustee,
                                                  University of Chicago (since
                                                  2002). Trustee, University of
                                                  Kansas Endowment Association
                                                  (since 2005). Formerly,
                                                  Director of Dimensional Fund
                                                  Advisors Ltd. (2002 - July
                                                  2017), DFA Australia Limited
                                                  (1994 - July 2017),
                                                  Dimensional Advisors Ltd.
                                                  (2012 - July 2017),
                                                  Dimensional Funds plc (2006 -
                                                  July 2017) and Dimensional
                                                  Funds II plc (2006 - July
                                                  2017). Formerly, Director and
                                                  President of Dimensional
                                                  Japan Ltd. (2012 - April
                                                  2017). Formerly, President,
                                                  Dimensional SmartNest (US)
                                                  LLC (2009-2014); and Limited
                                                  Partner, VSC Investors, LLC
                                                  (2007-2015). Formerly,
                                                  Chairman, Director, President
                                                  and Co- Chief Executive
                                                  Officer of Dimensional Cayman
                                                  Commodity Fund I Ltd.
                                                  (2010-September 2017).

       1 Each Director holds office for an indefinite term until his or her successor is elected and qualified.

       2 Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor's affiliate, Dimensional Fund Advisors Canada ULC.

OFFICERS

       Below is the name, year of birth, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                       TERM OF
                                       OFFICE/1/
                                         AND
NAME AND YEAR OF                       LENGTH OF
BIRTH                  POSITION        SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------  -------------------- ---------- ------------------------------------------------------------
Valerie A. Brown  Vice President and     Since    Vice President and Assistant Secretary of
1967              Assistant Secretary    2001
                                                      .  all the DFA Entities (since 2001)

                                                      .  DFA Australia Limited (since 2002)

                                                      .  Dimensional Fund Advisors Ltd. (since 2002)

                                                      .  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

                                                      .  Dimensional Fund Advisors Pte. Ltd. (since 2012)

                                                      .  Dimensional Hong Kong Limited (since 2012)

                                                  Director, Vice President and Assistant Secretary (since
                                                  2003) of

                                                      .  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner  Vice President and     Since    Vice President and Assistant Secretary of
1982              Assistant Secretary  September
                                         2019         .  DFAIDG, DIG, DFAITC and DEM (since September 2019)

                                                  Vice President (since January 2018) of

                                                      .  Dimensional Holdings Inc.

                                                      .  Dimensional Fund Advisors LP

                                                      .  Dimensional Investment LLC

                                                      .  DFA Securities LLC

David P. Butler   Co-Chief Executive     Since    Co-Chief Executive Officer (since 2017) of
1964              Officer                2017
                                                      .  all the DFA entities

                                                  Director (since 2017) of

                                                      .  Dimensional Holdings Inc.

                                                      .  Dimensional Fund Advisors Canada ULC

                                                      .  Dimensional Japan Ltd.

                                                      .  Dimensional Advisors Ltd.

                                                      .  Dimensional Fund Advisors Ltd.

                                                  DFA Australia Limited Director and Co-Chief Executive
                                                  Officer (since 2017) of

                                                      .  Dimensional Cayman Commodity Fund I Ltd.

                                                  Head of Global Financial Advisor Services (since 2007) for

                                                      .  Dimensional Fund Advisors LP

                                                  Formerly, Vice President (2007 - 2017) of

                                                      .  all the DFA Entities
Stephen A. Clark  Executive Vice         Since    Executive Vice President (since 2017) of
1972              President              2017
                                                      .  all the DFA entities

                                                  Director and Vice President (since 2016) of

                                                      .  Dimensional Japan Ltd.

                                                  President and Director (since 2016) of

                                                      .  Dimensional Fund Advisors Canada ULC

                                                  Vice President (since 2008) and Director (since 2016) of

                                                      .  DFA Australia Limited

                                                  Director (since 2016) of

                                                      .  Dimensional Advisors Ltd.

                                                      .  Dimensional Fund Advisors Pte. Ltd.

                                                      .  Dimensional Hong Kong Limited

                                                  Vice President (since 2016) of

                                                      .  Dimensional Fund Advisors Pte. Ltd.

                                                  Formerly, Vice President (2004 - 2017) of

                                                      .  all the DFA Entities

                                                  Formerly, Vice President (2010 - 2016) of

                                                      .  Dimensional Fund Advisors Canada ULC

                                                  Formerly, Head of Institutional, North America (2012 -
                                                  2013) and Head of Global Institutional Services (2014-2018)
                                                  for

                                                      .  Dimensional Fund Advisors LP

                                                 TERM OF
                                                OFFICE/1/
                                                   AND
NAME AND YEAR OF                                LENGTH OF
BIRTH                          POSITION          SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------        ----------------------- ----------- -----------------------------------------------------------
Christopher S. Crossan  Vice President and        Since     Vice President and Global Chief Compliance Officer (since
1965                    Global Chief               2004     2004) of
                        Compliance Officer
                                                                .  all the DFA Entities

                                                                .  DFA Australia Limited

                                                                .  Dimensional Fund Advisors Ltd.

                                                            Chief Compliance Officer (since 2006) and Chief Privacy
                                                            Officer (since 2015) of

                                                                .  Dimensional Fund Advisors Canada ULC

                                                            Chief Compliance Officer of

                                                                .  Dimensional Fund Advisors Pte. Ltd. (since 2012)

                                                                .  Dimensional Japan Ltd. (since 2017)

                                                            Formerly, Vice President and Global Chief Compliance
                                                            Officer (2010 - 2014) for

                                                                .  Dimensional SmartNest (US) LLC

Gregory K. Hinkle       Vice President, Chief      Vice     Vice President, Chief Financial Officer, and Treasurer
1958                    Financial Officer, and  President   (since 2016) of
                        Treasurer               since 2015
                                                and Chief       .  all the DFA Entities
                                                Financial
                                                 Officer        .  Dimensional Advisors Ltd.
                                                   and
                                                Treasurer       .  Dimensional Fund Advisors Ltd.
                                                since 2016
                                                                .  Dimensional Hong Kong Limited

                                                                .  Dimensional Cayman Commodity Fund I Ltd.

                                                                .  Dimensional Fund Advisors Canada ULC

                                                                .  Dimensional Fund Advisors Pte. Ltd.

                                                                .  DFA Australia Limited

                                                            Director (since 2016) for

                                                                .  Dimensional Funds plc

                                                                .  Dimensional Funds II plc

                                                            Formerly, interim Chief Financial Officer and interim
                                                            Treasurer (2016) of

                                                                .  all the DFA Entities

                                                                .  Dimensional Fund Advisors LP

                                                                .  Dimensional Fund Advisors Ltd.

                                                                .  DFA Australia Limited

                                                                .  Dimensional Advisors Ltd.

                                                                .  Dimensional Fund Advisors Pte. Ltd.

                                                                .  Dimensional Hong Kong Limited

                                                                .  Dimensional Cayman Commodity Fund I Ltd.

                                                                .  Dimensional Fund Advisors Canada ULC

                                                            Formerly, Controller (2015 - 2016) of

                                                                .  all the DFA Entities

                                                                .  Dimensional Fund Advisors LP

                                                            Formerly, Vice President (2008 - 2015) of

                                                                .  T. Rowe Price Group, Inc.

                                                            Formerly, Director of Investment Treasury and Treasurer
                                                            (2008 - 2015) of

                                                                .  the T. Rowe Price Funds

Jeff J. Jeon            Vice President            Since     Vice President (since 2004) and Assistant Secretary
1973                                               2004     (2017-2019) of

                                                                .  all the DFA Entities

                                                            Vice President and Assistant Secretary (since 2010) of

                                                                .  Dimensional Cayman Commodity Fund I Ltd.

Joy Lopez               Vice President and         Vice     Vice President (since 2015) of
1971                    Assistant Treasurer     President
                                                since 2015      .  all the DFA Entities
                                                   and
                                                Assistant   Assistant Treasurer (since 2017) of
                                                Treasurer
                                                since 2017      .  the DFA Fund Complex

                                                            Formerly, Senior Tax Manager (2013 - 2015) for

                                                                .  Dimensional Fund Advisors LP

Kenneth M. Manell       Vice President            Since     Vice President (since 2010) of
1972                                               2010
                                                                .  all the DFA Entities

                                                                .  Dimensional Cayman Commodity Fund I Ltd.

Catherine L. Newell     President and General   President   President (since 2017) of
1964                    Counsel                 since 2017
                                                   and          .  the DFA Fund Complex
                                                 General
                                                 Counsel    General Counsel (since 2001) of
                                                since 2001
                                                                .  All the DFA Entities

                                                            Executive Vice President (since 2017) and Secretary (since
                                                            2000) of

                                         TERM OF
                                        OFFICE/1/
                                           AND
NAME AND YEAR OF                        LENGTH OF
BIRTH                    POSITION        SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------    ------------------- ----------- ------------------------------------------------------------
                                                       .   Dimensional Fund Advisors LP

                                                       .   Dimensional Holdings Inc.

                                                       .   DFA Securities LLC

                                                       .   Dimensional Investment LLC

                                                    Director (since 2002), Vice President (since 1997) and
                                                    Secretary (since 2002) of

                                                       .   DFA Australia Limited

                                                       .   Dimensional Fund Advisors Ltd.

                                                    Vice President and Secretary of

                                                       .   Dimensional Fund Advisors Canada ULC (since 2003)

                                                       .   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

                                                       .   Dimensional Japan Ltd. (since 2012)

                                                       .   Dimensional Advisors Ltd (since 2012)

                                                       .   Dimensional Fund Advisors Pte. Ltd. (since 2012)

                                                    Director of

                                                       .   Dimensional Funds plc (since 2002)

                                                       .   Dimensional Funds II plc (since 2006)

                                                       .   Director of Dimensional Japan Ltd. (since 2012)

                                                       .   Dimensional Advisors Ltd. (since 2012)

                                                       .   Dimensional Fund Advisors Pte. Ltd. (since 2012)

                                                       .   Dimensional Hong Kong Limited (since 2012)

                                                    Formerly, Vice President and Secretary (2010 - 2014) of

                                                       .   Dimensional SmartNest (US) LLC

                                                    Formerly, Vice President (1997 - 2017) and Secretary (2000
                                                    - 2017) of

                                                       .   the DFA Fund Complex

                                                    Formerly, Vice President of

                                                       .   Dimensional Fund Advisors LP (1997 - 2017)

                                                       .   Dimensional Holdings Inc. (2006 - 2017)

                                                       .   DFA Securities LLC (1997 - 2017)

                                                       .   Dimensional Investment LLC (2009 - 2017)

Selwyn Notelovitz   Vice President and    Since     Vice President and Deputy Chief Compliance Officer of
1961                Deputy Chief           2013
                    Compliance Officer                 .   the DFA Fund Complex (since 2013)

                                                       .   Dimensional Fund Advisors LP (since 2012)

Carolyn L. O        Vice President and     Vice     Vice President (since 2010) and Secretary (since 2017) of
1974                Secretary           President
                                        since 2010     .   the DFA Fund Complex
                                           and
                                        Secretary   Vice President (since 2010) and Assistant Secretary (since since 2017  2016) of

                                                       .   Dimensional Fund Advisors LP

                                                       .   Dimensional Holdings Inc.

                                                       .   Dimensional Investment LLC

                                                    Vice President of

                                                       .   DFA Securities LLC (since 2010)

                                                       .   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

                                                       .   Dimensional Fund Advisors Canada ULC (since 2016)

Gerard K. O'Reilly  Co-Chief Executive   Co-Chief   Co-Chief Executive Officer and Chief Investment Officer
1976                Officer and Chief   Executive   (since 2017) of
                    Investment Officer   Officer
                                        and Chief      .   all the DFA Entities
                                        Investment
                                         Officer       .   Dimensional Fund Advisors Canada ULC
                                        since 2017
                                                    Director, Chief Investment Officer and Vice President
                                                    (since 2017) of

                                                       .   DFA Australia Limited

                                                    Chief Investment Officer (since 2017) and Vice President
                                                    (since 2016) of

                                                       .   Dimensional Japan Ltd.

                                                    Director, Co-Chief Executive Officer and Chief Investment
                                                    Officer (since 2017) of

                                                       .   Dimensional Cayman Commodity Fund I Ltd.

                                                    Director of

                                                       .   Dimensional Funds plc (since 2014)

                                                       .   Dimensional Fund II plc (since 2014)

                                                       .   Dimensional Holdings Inc. (since 2017)

                                                    Formerly, Co-Chief Investment Officer of

                                                       .   Dimensional Japan Ltd. (2016 - 2017)

                            TERM OF
                            OFFICE/1/
                              AND
NAME AND YEAR OF            LENGTH OF
BIRTH             POSITION  SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------  --------  ---------  -----------------------------------------------------------
                                          .   DFA Australia Limited (2014 - 2017)

                                       Formerly, Executive Vice President (2017) and Co-Chief
                                       Investment Officer (2014 - 2017) of

                                          .   all the DFA Entities

                                       Formerly, Vice President (2007 - 2017) of

                                          .   all the DFA Entities

                                       Formerly, Vice President and Co-Chief Investment Officer
                                       (2014 - 2017) of

                                          .   Dimensional Fund Advisors Canada ULC

                                       Formerly, Director (2017 - 2018) of

                                          .   Dimensional Fund Advisors Pte. Ltd.

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

For shareholders that do not have an October 31, 2019 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2019 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 01, 2018 to October 31, 2019, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder. The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation (S)1.199A-3(d).

                                                                                            QUALIFYING
                                                                                               FOR
                                                                                            CORPORATE
DFA                   NET                                                                   DIVIDENDS  QUALIFYING
INVESTMENT        INVESTMENT    SHORT-TERM     LONG-TERM   RETURN                            RECEIVED   DIVIDEND      U.S.
DIMENSIONS          INCOME     CAPITAL GAIN  CAPITAL GAIN    OF    TAX-EXEMPT     TOTAL     DEDUCTION    INCOME    GOVERNMENT
GROUP INC.       DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS CAPITAL  INTEREST  DISTRIBUTIONS    (1)        (2)     INTEREST (3)
----------       ------------- ------------- ------------- ------- ---------- ------------- ---------- ---------- ------------
Large Cap
  International
  Portfolio.....      100%          --            --         --        --          100%          4%       100%         --
International
  Core
  Equity
  Portfolio.....      100%          --            --         --        --          100%          3%       100%         --
Global Small
  Company
  Portfolio.....      100%          --            --         --        --          100%         31%        55%         --
International
  Small
  Company
  Portfolio.....       35%           4%           61%        --        --          100%         --        100%         --
Japanese
  Small
  Company
  Portfolio.....       17%          --            83%        --        --          100%         --         50%         --
Asia Pacific
  Small
  Company
  Portfolio.....      100%          --            --         --        --          100%         --         22%         --
United
  Kingdom
  Small
  Company
  Portfolio.....       27%          --            73%        --        --          100%         --        100%         --
Continental
  Small
  Company
  Portfolio.....       39%           2%           59%        --        --          100%         --        100%         --
DFA
  International
  Real
  Estate
  Securities
  Portfolio.....      100%          --            --         --        --          100%         --         12%         --
DFA Global
  Real
  Estate
  Securities
  Portfolio.....       99%          --             1%        --        --          100%         --                     --
DFA
  International
  Small Cap
  Value
  Portfolio.....       45%          --            55%        --        --          100%         --        100%         --
International
  Vector
  Equity
  Portfolio.....       50%           1%           49%        --        --          100%          1%       100%         --
International
  High
  Relative
  Profitability
  Portfolio.....      100%          --            --         --        --          100%         --        100%         --
World ex
  U.S.
  Value
  Portfolio.....       63%          --            37%        --        --          100%         --        100%         --
World ex
  U.S.Targeted
  Value
  Portfolio.....       51%          --            49%        --        --          100%         --        100%         --
World ex
  U.S. Core
  Equity
  Portfolio.....       86%          --            14%        --        --          100%          2%       100%         --
World Core
  Equity
  Portfolio.....       77%           3%           20%        --        --          100%         41%       100%         --
Selectively
  Hedged
  Global
  Equity
  Portfolio.....       69%           5%           26%        --        --          100%         13%        37%         --
Emerging
  Markets
  Portfolio.....      100%          --            --         --        --          100%         --        100%         --
Emerging
  Markets
  Small Cap
  Portfolio.....       46%           1%           53%        --        --          100%         --        100%         --
Emerging
  Markets
  Value
  Portfolio.....      100%          --            --         --        --          100%         --        100%         --


                                            QUALIFYING
DFA              FOREIGN FOREIGN QUALIFYING   SHORT-
INVESTMENT         TAX   SOURCE   INTEREST     TERM
DIMENSIONS       CREDIT  INCOME    INCOME    CAPITAL
GROUP INC.         (4)     (5)      (6)      GAIN (7)
----------       ------- ------- ---------- ----------
Large Cap
  International
  Portfolio.....    7%     100%      --         --
International
  Core
  Equity
  Portfolio.....    7%     100%      --         --
Global Small
  Company
  Portfolio.....   12%      79%      --         --
International
  Small
  Company
  Portfolio.....    7%     100%      --         --
Japanese
  Small
  Company
  Portfolio.....   18%      92%      --         --
Asia Pacific
  Small
  Company
  Portfolio.....    1%      95%      --         --
United
  Kingdom
  Small
  Company
  Portfolio.....   --      100%      --         --
Continental
  Small
  Company
  Portfolio.....   13%     100%      --         --
DFA
  International
  Real
  Estate
  Securities
  Portfolio.....    5%      35%      --         --
DFA Global
  Real
  Estate
  Securities
  Portfolio.....    2%      32%      --         --
DFA
  International
  Small Cap
  Value
  Portfolio.....    8%     100%      --         --
International
  Vector
  Equity
  Portfolio.....   10%     100%      --         --
International
  High
  Relative
  Profitability
  Portfolio.....    8%     100%      --         --
World ex
  U.S.
  Value
  Portfolio.....    9%     100%      --         --
World ex
  U.S.Targeted
  Value
  Portfolio.....   12%     100%      --         --
World ex
  U.S. Core
  Equity
  Portfolio.....    8%     100%      --         --
World Core
  Equity
  Portfolio.....    4%     100%      --         --
Selectively
  Hedged
  Global
  Equity
  Portfolio.....    3%      50%      --         --
Emerging
  Markets
  Portfolio.....   12%     100%      --         --
Emerging
  Markets
  Small Cap
  Portfolio.....   11%     100%      --         --
Emerging
  Markets
  Value
  Portfolio.....   14%     100%      --         --

                See accompanying Notes to Financial Statements.

                                                                                            QUALIFYING
                                                                                               FOR
                                                                                            CORPORATE
DFA                   NET                                                                   DIVIDENDS  QUALIFYING
INVESTMENT        INVESTMENT    SHORT-TERM     LONG-TERM   RETURN                            RECEIVED   DIVIDEND      U.S.
DIMENSIONS          INCOME     CAPITAL GAIN  CAPITAL GAIN    OF    TAX-EXEMPT     TOTAL     DEDUCTION    INCOME    GOVERNMENT
GROUP INC.       DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS CAPITAL  INTEREST  DISTRIBUTIONS    (1)        (2)     INTEREST (3)
----------       ------------- ------------- ------------- ------- ---------- ------------- ---------- ---------- ------------
Emerging
  Markets
  Core
  Equity
  Portfolio.....      100%          --            --         --        --          100%         --        100%         --
Emerging
  Markets
  Targeted
  Value
  Portfolio.....      100%          --            --         --        --          100%         --         28%         --
DIMENSIONAL
  INVESTMENT
  GROUP
  INC.
DFA
  International
  Value
  Portfolio.....       53%          --            47%        --        --          100%         --        100%         --


                                            QUALIFYING
DFA              FOREIGN FOREIGN QUALIFYING   SHORT-
INVESTMENT         TAX   SOURCE   INTEREST     TERM
DIMENSIONS       CREDIT  INCOME    INCOME    CAPITAL
GROUP INC.         (4)     (5)      (6)      GAIN (7)
----------       ------- ------- ---------- ----------
Emerging
  Markets
  Core
  Equity
  Portfolio.....    6%     100%      --         --
Emerging
  Markets
  Targeted
  Value
  Portfolio.....    3%      54%      --         --
DIMENSIONAL
  INVESTMENT
  GROUP
  INC.
DFA
  International
  Value
  Portfolio.....    8%     100%      --         --

(1)Qualifying Dividends represents dividends that qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                See accompanying Notes to Financial Statements.

[GRAPHIC] Recycled Recyclable                                   DFA103119-001AI
                                                                       00237493

                                                         LOGO

Annual Report

YEAR ENDED: OCTOBER 31, 2019

--------------------------------------------------------------------------------
DIMENSIONAL INVESTMENT GROUP INC.
--------------------------------------------------------------------------------

U.S. LARGE CAP VALUE PORTFOLIO II

SEE THE INSIDE FRONT COVER FOR IMPORTANT INFORMATION ABOUT ACCESS TO YOUR FUND'S ANNUAL AND SEMI-ANNUAL SHAREHOLDER REPORTS.

IMPORTANT INFORMATION ABOUT ACCESS TO SHAREHOLDER REPORTS

   Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Portfolio's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on the Portfolio's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

   If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Portfolio anytime by contacting the Portfolio's transfer agent at
(888) 576-1167 or by contacting your financial intermediary.

   You may elect to receive all future shareholder reports in paper free of charge. You can inform the Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

 LOGO

December 2019

Dear Fellow Shareholder,

Since our founding in 1981, sound investment solutions based on financial science have been at the heart of Dimensional. We recognize that the assets you entrust to our firm play an important role in your future.

With a 38-year track record, our investment strategies are guided by rigorous academic research, deep convictions about the power of capital markets, and the importance of information in security prices.

We aim to add value through implementation by using a systematic approach to invest in securities with higher expected returns and implementing a robust portfolio management process that seeks to increase returns and manage risk. We apply flexible trading algorithms to minimize potential price impact.

We take pride in the many longstanding clients we have had the honor of working with over the last four decades, and we continue to seek opportunities to raise the bar both within our company and the industry.

On behalf of more than 1,400 employees at Dimensional aiming to serve you, we thank you.

Sincerely,

/s/ David P. Butler                      /s/ Gerard K. O'Reilly
------------------------------------     -----------------------------------
DAVID P. BUTLER                          GERARD K. O'REILLY
Co-Chief Executive Officer               Co-Chief Executive Officer and
                                         Chief Investment Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                                 PAGE
                                                                                 ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES......................................   1
DIMENSIONAL INVESTMENT GROUP INC.
   Performance Charts...........................................................   2
   Management's Discussion and Analysis.........................................   3
   Disclosure of Fund Expenses..................................................   4
   Disclosure of Portfolio Holdings.............................................   5
   Schedule of Investments
       U.S. Large Cap Value Portfolio II........................................   6
   Statement of Assets and Liabilities..........................................   7
   Statement of Operations......................................................   8
   Statement of Changes in Net Assets...........................................   9
   Financial Highlights.........................................................  10
   Notes to Financial Statements................................................  11
   Report of Independent Registered Public Accounting Firm......................  17
THE DFA INVESTMENT TRUST COMPANY
   Performance Charts...........................................................  18
   Management's Discussion and Analysis.........................................  19
   Disclosure of Fund Expenses..................................................  20
   Disclosure of Portfolio Holdings.............................................  21
   Summary Schedule of Portfolio Holdings
       The U.S. Large Cap Value Series..........................................  22
   Statement of Assets and Liabilities..........................................  25
   Statement of Operations......................................................  26
   Statement of Changes in Net Assets...........................................  27
   Financial Highlights.........................................................  28
   Notes to Financial Statements................................................  29
   Report of Independent Registered Public Accounting Firm......................  37
FUND MANAGEMENT.................................................................  38
   Board of Directors or Trustees Table.........................................  39
VOTING PROXIES ON FUND PORTFOLIO SECURITIES.....................................  46
NOTICE TO SHAREHOLDERS..........................................................  47

This report is submitted for the information of the Portfolio's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULE OF INVESTMENTS/SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------

Investment Abbreviations
   P.L.C.   Public Limited Company

Investment Footnotes
   +        See Note B to Financial Statements.
   ++       Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have
            been calculated as a percentage of total investments.
            "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the
            Fund. Some of the individual securities within this
            category may include Total or Partial Securities on Loan
            and/or Non-Income Producing Securities.
   *        Non-Income Producing Securities.
   @        Security purchased with cash proceeds from Securities on
            Loan.
   (S)      Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------

   (A)      Computed using average shares outstanding.
   (B) Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------

   --       Amounts designated as -- are either zero or rounded to zero.
   SEC      Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART
                                  (UNAUDITED)

--------------------------------------------------------------------------------

U.S. LARGE CAP VALUE PORTFOLIO II VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                                     [CHART]

               U.S. Large Cap Value Portfolio II   Russell 1000/R/ Value Index
                -------------------------------    ---------------------------
10/31/2009                 $10,000                          $10,000
11/30/2009                  10,559                           10,564
12/31/2009                  10,858                           10,751
 1/31/2010                  10,604                           10,448
 2/28/2010                  11,058                           10,778
 3/31/2010                  11,918                           11,480
 4/30/2010                  12,293                           11,777
 5/31/2010                  11,248                           10,809
 6/30/2010                  10,389                           10,200
 7/31/2010                  11,210                           10,891
 8/31/2010                  10,524                           10,425
 9/30/2010                  11,566                           11,234
10/31/2010                  11,987                           11,571
11/30/2010                  11,892                           11,509
12/31/2010                  13,052                           12,418
 1/31/2011                  13,475                           12,698
 2/28/2011                  14,198                           13,167
 3/31/2011                  14,266                           13,219
 4/30/2011                  14,622                           13,571
 5/31/2011                  14,417                           13,428
 6/30/2011                  14,170                           13,152
 7/31/2011                  13,511                           12,716
 8/31/2011                  12,371                           11,923
 9/30/2011                  11,123                           11,022
10/31/2011                  12,669                           12,283
11/30/2011                  12,558                           12,220
12/31/2011                  12,655                           12,466
 1/31/2012                  13,281                           12,938
 2/29/2012                  14,046                           13,453
 3/31/2012                  14,315                           13,852
 4/30/2012                  14,022                           13,711
 5/31/2012                  13,018                           12,907
 6/30/2012                  13,719                           13,548
 7/31/2012                  13,860                           13,688
 8/31/2012                  14,407                           13,985
 9/30/2012                  14,939                           14,429
10/31/2012                  14,967                           14,358
11/30/2012                  15,010                           14,352
12/31/2012                  15,467                           14,649
 1/31/2013                  16,532                           15,601
 2/28/2013                  16,745                           15,825
 3/31/2013                  17,555                           16,452
 4/30/2013                  17,741                           16,700
 5/31/2013                  18,467                           17,129
 6/30/2013                  18,260                           16,978
 7/31/2013                  19,348                           17,895
 8/31/2013                  18,776                           17,216
 9/30/2013                  19,333                           17,647
10/31/2013                  20,310                           18,420
11/30/2013                  21,159                           18,934
12/31/2013                  21,720                           19,413
 1/31/2014                  20,867                           18,724
 2/28/2014                  21,575                           19,534
 3/31/2014                  22,072                           20,000
 4/30/2014                  22,217                           20,190
 5/31/2014                  22,710                           20,486
 6/30/2014                  23,321                           21,021
 7/31/2014                  23,161                           20,663
 8/31/2014                  23,889                           21,422
 9/30/2014                  23,302                           20,980
10/31/2014                  23,478                           21,452
11/30/2014                  23,756                           21,891
12/31/2014                  23,942                           22,025
 1/31/2015                  22,748                           21,145
 2/28/2015                  24,354                           22,168
 3/31/2015                  23,894                           21,866
 4/30/2015                  24,382                           22,070
 5/31/2015                  24,649                           22,336
 6/30/2015                  24,256                           21,890
 7/31/2015                  24,182                           21,986
 8/31/2015                  22,724                           20,676
 9/30/2015                  21,994                           20,052
10/31/2015                  23,789                           21,565
11/30/2015                  23,879                           21,648
12/31/2015                  23,125                           21,182
 1/31/2016                  21,558                           20,088
 2/29/2016                  21,588                           20,082
 3/31/2016                  23,165                           21,529
 4/30/2016                  23,787                           21,981
 5/31/2016                  24,106                           22,323
 6/30/2016                  24,090                           22,516
 7/31/2016                  24,914                           23,170
 8/31/2016                  25,204                           23,348
 9/30/2016                  25,332                           23,300
10/31/2016                  24,902                           22,939
11/30/2016                  26,850                           24,249
12/31/2016                  27,530                           24,855
 1/31/2017                  27,927                           25,032
 2/28/2017                  28,768                           25,932
 3/31/2017                  28,505                           25,668
 4/30/2017                  28,696                           25,619
 5/31/2017                  28,665                           25,594
 6/30/2017                  29,147                           26,013
 7/31/2017                  29,644                           26,358
 8/31/2017                  29,371                           26,051
 9/30/2017                  30,511                           26,823
10/31/2017                  30,946                           27,018
11/30/2017                  32,043                           27,845
12/31/2017                  32,797                           28,251
 1/31/2018                  34,479                           29,344
 2/28/2018                  32,780                           27,943
 3/31/2018                  32,024                           27,451
 4/30/2018                  32,076                           27,542
 5/31/2018                  32,376                           27,705
 6/30/2018                  32,146                           27,774
 7/31/2018                  33,492                           28,873
 8/31/2018                  33,969                           29,300
 9/30/2018                  34,010                           29,358
10/31/2018                  31,856                           27,838
11/30/2018                  32,586                           28,669
12/31/2018                  29,007                           25,916
 1/31/2019                  31,527                           27,933
 2/28/2019                  32,308                           28,825
 3/31/2019                  32,148                           29,009
 4/30/2019                  33,248                           30,038
 5/31/2019                  30,695                           28,106
 6/30/2019                  33,150                           30,124             Past performance is not predictive of future
 7/31/2019                  33,505                           30,374             performance.
 8/31/2019                  32,122                           29,481
 9/30/2019                  33,394                           30,532             The returns shown do not reflect the deduction
10/31/2019                  34,110                           30,959             of taxes that a shareholder would pay on fund
                                                                                distributions or the redemption of fund shares.
AVERAGE ANNUAL
TOTAL RETURN             ONE YEAR          FIVE YEARS         TEN YEARS         Russell data copyright (C) Russell
--------------           --------          ----------         ---------         Investment Group 1995-2019, all rights
                           7.07%              7.76%             13.05%          reserved.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                     12 MONTHS ENDED OCTOBER 31, 2019

   U.S. equities had mostly positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 13.5%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks as measured by Russell indices. Value stocks underperformed growth stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2019
               -------------------------------------------------

Russell 3000(R) Index...................................................... 13.49%
Russell 1000(R) Index (large-cap stocks)................................... 14.15%
Russell Midcap(R) Index (mid-cap stocks)................................... 13.72%
Russell 2000(R) Index (small-cap stocks)...................................  4.90%
Russell Microcap(R) Index (micro-cap stocks)............................... -3.27%
Dow Jones U.S. Select REIT Index/SM/....................................... 20.72%

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2019
               -------------------------------------------------

Russell 1000(R) Value Index (large-cap value stocks)....................... 11.21%
Russell 1000(R) Growth Index (large-cap growth stocks)..................... 17.10%
Russell 2000(R) Value Index (small-cap value stocks).......................  3.22%
Russell 2000(R) Growth Index (small-cap growth stocks).....................  6.40%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. LARGE CAP VALUE PORTFOLIO II

   The U.S. Large Cap Value Portfolio II is designed to capture the returns of U.S. large-cap value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund managed by Dimensional that invests in such stocks. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap value segment of the U.S. market. As of October 31, 2019, the Master Fund held approximately 330 securities. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 7.07% for the Portfolio and 11.21% for the Russell 1000(R) Value Index, the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Master Fund's greater emphasis on value stocks detracted from performance relative to the benchmark. At the sector level, the Master Fund's exclusions of real estate investment trusts (REITs) and certain utilities also detracted from relative performance, as REITs and utilities generally outperformed in the U.S.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2019

EXPENSE TABLE

                                                   BEGINNING  ENDING               EXPENSES
                                                    ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                                     VALUE    VALUE     EXPENSE     DURING
                                                   05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                                   --------- --------- ---------- ----------
U.S. LARGE CAP VALUE PORTFOLIO II (2)
-------------------------------------
Actual Fund Return................................ $1,000.00 $1,025.90    0.17%     $0.87
Hypothetical 5% Annual Return..................... $1,000.00 $1,024.35    0.17%     $0.87

--------
(1) Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.
(2) The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on September 27, 2019. They are available upon request, without charge, by calling collect:
(512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

                                                   AFFILIATED INVESTMENT COMPANY
                                                   -----------------------------
U.S. Large Cap Value Portfolio II.................             100.0%

                       U.S. LARGE CAP VALUE PORTFOLIO II

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                VALUE+
                                                             ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The U.S. Large Cap Value Series of
   The DFA Investment Trust Company......................... $169,748,365
                                                             ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $169,748,365
                                                             ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                    U.S. LARGE CAP
                                                                  VALUE PORTFOLIO II
                                                                  ------------------
ASSETS:
Investments in Affiliated Investment Company at Value............    $    169,748
Prepaid Expenses and Other Assets................................               9
                                                                     ------------
       Total Assets..............................................         169,757
                                                                     ------------
LIABILITIES:
Payables:
   Fund Shares Redeemed..........................................              43
   Due to Advisor................................................               1
Accrued Expenses and Other Liabilities...........................              16
                                                                     ------------
       Total Liabilities.........................................              60
                                                                     ------------
NET ASSETS.......................................................    $    169,697
                                                                     ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..........................       9,891,329
                                                                     ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.........    $      17.16
                                                                     ============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................    $     96,281
Total Distributable Earnings (Loss)..............................          73,416
                                                                     ------------
NET ASSETS.......................................................    $    169,697
                                                                     ============
(1) NUMBER OF SHARES AUTHORIZED..................................     300,000,000
                                                                     ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                      U.S. LARGE CAP
                                                                    VALUE PORTFOLIO II*
                                                                    -------------------
INVESTMENT INCOME
Net Investment Income Allocated from Affiliated Investment
  Companies:
   Dividends (Net of Foreign Taxes Withheld of $0).................       $ 4,335
   Income from Securities Lending..................................             9
   Expenses Allocated from Affiliated Investment Companies.........          (182)
                                                                          -------
          Total Net Investment Income Allocated from
            Affiliated Investment Companies:.......................         4,162
                                                                          -------
FUND EXPENSES
   Investment Management Fees......................................           183
   Accounting & Transfer Agent Fees................................            32
   Filing Fees.....................................................            22
   Shareholders' Reports...........................................            20
   Directors'/Trustees' Fees & Expenses............................             1
   Other...........................................................             2
                                                                          -------
          Total Fund Expenses......................................           260
                                                                          -------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees Recovered by Advisor (Note C).....................          (166)
                                                                          -------
   Net Expenses....................................................            94
                                                                          -------
   NET INVESTMENT INCOME (LOSS)....................................         4,068
                                                                          -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Transactions Allocated from Affiliated Investment
         Company**.................................................         7,102
   Change in Unrealized Appreciation (Depreciation) of:
       Transactions Allocated from Affiliated Investment
         Company...................................................           188
                                                                          -------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................         7,290
                                                                          -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.......................................................       $11,358
                                                                          =======

--------
**  Net of foreign capital gain taxes withheld of $0.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENT OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    U.S. LARGE CAP VALUE
                                                                       PORTFOLIO II
                                                                    ------------------
                                                                      YEAR       YEAR
                                                                    ENDED OCT  ENDED OCT
                                                                    31, 2019   31, 2018
                                                                    ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $  4,068   $  3,860
   Net Realized Gain (Loss) on:
       Transactions Allocated from Affiliated Investment
         Company*,**...............................................    7,102     12,976
   Change in Unrealized Appreciation (Depreciation) of:
       Transactions Allocated from Affiliated Investment
         Company...................................................      188    (11,330)
                                                                    --------   --------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................   11,358      5,506
                                                                    --------   --------
Distributions:
       Institutional Class Shares..................................  (16,849)   (17,481)
                                                                    --------   --------
          Total Distributions......................................  (16,849)   (17,481)
                                                                    --------   --------
Capital Share Transactions (1):
   Shares Issued...................................................    9,490     15,250
   Shares Issued in Lieu of Cash Distributions.....................   16,849     17,481
   Shares Redeemed.................................................  (21,121)   (27,651)
                                                                    --------   --------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................    5,218      5,080
                                                                    --------   --------
          Total Increase (Decrease) in Net Assets..................     (273)    (6,895)
NET ASSETS
   Beginning of Year...............................................  169,970    176,865
                                                                    --------   --------
   End of Year..................................................... $169,697   $169,970
                                                                    ========   ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................      574        805
   Shares Issued in Lieu of Cash Distributions.....................    1,099        947
   Shares Redeemed.................................................   (1,280)    (1,470)
                                                                    --------   --------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................      393        282
                                                                    ========   ========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0.
** Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     U.S. LARGE CAP VALUE PORTFOLIO II
                                                             ------------------------------------------------
                                                               YEAR      YEAR      YEAR      YEAR      YEAR
                                                             ENDED OCT ENDED OCT ENDED OCT ENDED OCT ENDED OCT
                                                             31, 2019  31, 2018  31, 2017  31, 2016  31, 2015
                                                             --------- --------- --------- --------- ---------
Net Asset Value, Beginning of Year.......................... $  17.90  $  19.19  $  16.24  $  15.90  $  16.04
                                                             --------  --------  --------  --------  --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............................     0.41      0.40      0.39      0.37      0.35
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................     0.61      0.20      3.47      0.36     (0.15)
                                                             --------  --------  --------  --------  --------
       Total from Investment Operations.....................     1.02      0.60      3.86      0.73      0.20
                                                             --------  --------  --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income....................................    (0.40)    (0.40)    (0.39)    (0.39)    (0.34)
   Net Realized Gains.......................................    (1.36)    (1.49)    (0.52)       --        --
                                                             --------  --------  --------  --------  --------
       Total Distributions..................................    (1.76)    (1.89)    (0.91)    (0.39)    (0.34)
                                                             --------  --------  --------  --------  --------
Net Asset Value, End of Year................................ $  17.16  $  17.90  $  19.19  $  16.24  $  15.90
                                                             ========  ========  ========  ========  ========
Total Return................................................     7.07%     2.94%    24.27%     4.68%     1.33%
                                                             --------  --------  --------  --------  --------
Net Assets, End of Year (thousands)......................... $169,697  $169,970  $176,865  $151,171  $157,737
Ratio of Expenses to Average Net Assets (B).................     0.17%     0.14%     0.14%     0.15%     0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor) (B)............................     0.27%     0.24%     0.24%     0.25%     0.18%
Ratio of Net Investment Income to Average Net Assets (B)....     2.45%     2.11%     2.16%     2.37%     2.16%
                                                             --------  --------  --------  --------  --------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twelve portfolios, one of which, U.S. Large Cap Value Portfolio II (the "Portfolio"), is presented in this report. The remaining portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

   The Portfolio invests substantially all of its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. As of October 31, 2019, the Portfolio owned 1% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   The Portfolio's investments reflect its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments is disclosed previously in this note. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2019, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio.

   During the year ended October 31, 2019, the Portfolio's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.11% of the Portfolio's average daily net assets.

   Effective July 21, 2015, pursuant to an Amended and Restated Fee Waiver Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series"), to the rate listed below as a percentage of the average net assets of a class of the Portfolio on an annualized basis. The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund.

   During the year ended October 31, 2019, the Portfolio had a total management fee limit based on a percentage of its average net assets on an annualized basis and waived fees (amount in thousands) as reflected below.

                                                              NET WAIVED FEES/
                                                              EXPENSES ASSUMED
                                                                 (RECOVERED
                                                     TOTAL    PREVIOUSLY WAIVED
                                                   MANAGEMENT   FEES/EXPENSES
INSTITUTIONAL CLASS SHARES                         FEE LIMIT      ASSUMED)
--------------------------                         ---------- -----------------
U.S. Large Cap Value Portfolio II.................    0.11%         $166

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2019, the total related amount paid by the Fund to the CCO was $30 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2019, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

U.S. Large Cap Value Portfolio II.......................................... $7

E. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to realized gains on securities considered to be "passive foreign investment companies," non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

                                              NET INVESTMENT
                                                INCOME AND
                                                SHORT-TERM     LONG-TERM   TAX EXEMPT
                                              CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                              -------------- ------------- ---------- -------
U.S. Large Cap Value Portfolio II
2018.........................................     $4,352        $13,129        --     $17,481
2019.........................................      3,991         12,858        --      16,849

   As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                       UNDISTRIBUTED                                 TOTAL NET
                                       NET INVESTMENT                              DISTRIBUTABLE
                                         INCOME AND   UNDISTRIBUTED   UNREALIZED     EARNINGS
                                         SHORT-TERM     LONG-TERM    APPRECIATION  (ACCUMULATED
                                       CAPITAL GAINS  CAPITAL GAINS (DEPRECIATION)    LOSSES)
                                       -------------- ------------- -------------- -------------
U.S. Large Cap Value Portfolio II.....      $363         $7,202        $65,862        $73,427

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolio did not have any capital loss carryforwards available to offset future realized capital gains.

   As of October 31, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                 NET
                                                                              UNREALIZED
                                       FEDERAL   UNREALIZED    UNREALIZED    APPRECIATION
                                       TAX COST APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                       -------- ------------ -------------- --------------
U.S. Large Cap Value Portfolio II..... $103,903   $65,861          --          $65,861

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolio.

   1. FUTURES CONTRACTS: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

G. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2019.

H. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Portfolio's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio's early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.

J. OTHER:

   As of October 31, 2019, the following number of shareholders held the following approximate percentages of the Portfolio's outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                 APPROXIMATE
                                                                  PERCENTAGE
                                                    NUMBER OF   OF OUTSTANDING
                                                   SHAREHOLDERS     SHARES
                                                   ------------ --------------
U.S. Large Cap Value Portfolio II.................      2            100%

   The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit") and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims were preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the "Supreme Court"), seeking review of the Second Circuit's ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court's decision in Merit Management Group, LP v. FTI Consulting, Inc., 138 S.Ct. 883 (2018) ("Merit Mgmt."), which addressed the scope of the Bankruptcy Code's safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs' petition for certiorari. The Second Circuit's review is pending.

   On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee's proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code's safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the Court's dismissal order and order denying the Trustee's motion for leave to amend to the Second Circuit. The Second Circuit appeal is pending.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

K. SUBSEQUENT EVENT EVALUATIONS:

   On December 18, 2019, the Board approved a plan to liquidate U.S. Large Cap Value Portfolio II. The liquidation is expected to be completed on or about February 28, 2020.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of U.S. Large Cap Value Portfolio II

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of U.S. Large Cap Value Portfolio II (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended
October 31, 2019 and the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on the Portfolio's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the transfer agent of the investee fund. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2019

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------

THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                                     [CHART]

               The U.S. Large Cap Value Series      Russell 1000/R/ Value Index
               -------------------------------      ---------------------------
10/31/2009                $10,000                          $10,000
11/30/2009                 10,564                           10,564
12/31/2009                 10,855                           10,751
 1/31/2010                 10,603                           10,448
 2/28/2010                 11,061                           10,778
 3/31/2010                 11,923                           11,480
 4/30/2010                 12,301                           11,777
 5/31/2010                 11,247                           10,809
 6/30/2010                 10,398                           10,200
 7/31/2010                 11,214                           10,891
 8/31/2010                 10,537                           10,425
 9/30/2010                 11,565                           11,234
10/31/2010                 11,996                           11,571
11/30/2010                 11,903                           11,509
12/31/2010                 13,064                           12,418
 1/31/2011                 13,481                           12,698
 2/28/2011                 14,211                           13,167
 3/31/2011                 14,277                           13,219
 4/30/2011                 14,642                           13,571
 5/31/2011                 14,430                           13,428
 6/30/2011                 14,178                           13,152
 7/31/2011                 13,528                           12,716
 8/31/2011                 12,387                           11,923
 9/30/2011                 11,134                           11,022
10/31/2011                 12,679                           12,283
11/30/2011                 12,573                           12,220
12/31/2011                 12,672                           12,466
 1/31/2012                 13,302                           12,938
 2/29/2012                 14,072                           13,453
 3/31/2012                 14,330                           13,852
 4/30/2012                 14,038                           13,711
 5/31/2012                 13,044                           12,907
 6/30/2012                 13,747                           13,548
 7/31/2012                 13,879                           13,688
 8/31/2012                 14,430                           13,985
 9/30/2012                 14,960                           14,429
10/31/2012                 15,000                           14,358
11/30/2012                 15,033                           14,352
12/31/2012                 15,491                           14,649
 1/31/2013                 16,572                           15,601
 2/28/2013                 16,784                           15,825
 3/31/2013                 17,586                           16,452
 4/30/2013                 17,772                           16,700
 5/31/2013                 18,501                           17,129
 6/30/2013                 18,296                           16,978
 7/31/2013                 19,390                           17,895
 8/31/2013                 18,820                           17,216
 9/30/2013                 19,370                           17,647
10/31/2013                 20,351                           18,420
11/30/2013                 21,207                           18,934
12/31/2013                 21,771                           19,413
 1/31/2014                 20,908                           18,724
 2/28/2014                 21,618                           19,534
 3/31/2014                 22,129                           20,000
 4/30/2014                 22,275                           20,190
 5/31/2014                 22,765                           20,486
 6/30/2014                 23,382                           21,021
 7/31/2014                 23,216                           20,663
 8/31/2014                 23,952                           21,422
 9/30/2014                 23,362                           20,980
10/31/2014                 23,541                           21,452
11/30/2014                 23,820                           21,891
12/31/2014                 23,999                           22,025
 1/31/2015                 22,812                           21,145
 2/28/2015                 24,423                           22,168
 3/31/2015                 23,959                           21,866
 4/30/2015                 24,443                           22,070
 5/31/2015                 24,715                           22,336
 6/30/2015                 24,317                           21,890
 7/31/2015                 24,257                           21,986
 8/31/2015                 22,785                           20,676
 9/30/2015                 22,056                           20,052
10/31/2015                 23,853                           21,565
11/30/2015                 23,946                           21,648
12/31/2015                 23,196                           21,182
 1/31/2016                 21,618                           20,088
 2/29/2016                 21,658                           20,082
 3/31/2016                 23,236                           21,529
 4/30/2016                 23,866                           21,981
 5/31/2016                 24,191                           22,323
 6/30/2016                 24,164                           22,516
 7/31/2016                 25,000                           23,170
 8/31/2016                 25,298                           23,348
 9/30/2016                 25,418                           23,300
10/31/2016                 24,987                           22,939
11/30/2016                 26,950                           24,249
12/31/2016                 27,626                           24,855
 1/31/2017                 28,024                           25,032
 2/28/2017                 28,879                           25,932
 3/31/2017                 28,607                           25,668
 4/30/2017                 28,806                           25,619
 5/31/2017                 28,773                           25,594
 6/30/2017                 29,257                           26,013
 7/31/2017                 29,755                           26,358
 8/31/2017                 29,476                           26,051
 9/30/2017                 30,617                           26,823
10/31/2017                 31,061                           27,018
11/30/2017                 32,168                           27,845
12/31/2017                 32,918                           28,251
 1/31/2018                 34,609                           29,344
 2/28/2018                 32,898                           27,943
 3/31/2018                 32,155                           27,451
 4/30/2018                 32,202                           27,542
 5/31/2018                 32,513                           27,705
 6/30/2018                 32,281                           27,774
 7/31/2018                 33,621                           28,873
 8/31/2018                 34,111                           29,300
 9/30/2018                 34,145                           29,358
10/31/2018                 31,976                           27,838
11/30/2018                 32,719                           28,669
12/31/2018                 29,125                           25,916
 1/31/2019                 31,651                           27,933
 2/28/2019                 32,440                           28,825
 3/31/2019                 32,281                           29,009
 4/30/2019                 33,395                           30,038
 5/31/2019                 30,822                           28,106
 6/30/2019                 33,289                           30,124
 7/31/2019                 33,647                           30,374               Past performance is not predictive of future
 8/31/2019                 32,268                           29,481               performance.
 9/30/2019                 33,541                           30,532
10/31/2019                 34,264                           30,959               The returns shown do not reflect the deduction
                                                                                 of taxes that a shareholder would pay on fund
AVERAGE ANNUAL                                                                   distributions or the redemption of fund shares.
TOTAL RETURN             ONE YEAR          FIVE YEARS          TEN YEARS
--------------           --------          ----------          ---------         Russell data copyright (C) Russell Investment
                           7.15%              7.80%              13.11%          Group 1995-2019, all rights reserved.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                     12 MONTHS ENDED OCTOBER 31, 2019

   U.S. equities had mostly positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 13.5%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks as measured by Russell indices. Value stocks underperformed growth stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2019
               -------------------------------------------------

Russell 3000(R) Index...................................................... 13.49%
Russell 1000(R) Index (large-cap stocks)................................... 14.15%
Russell Midcap(R) Index (mid-cap stocks)................................... 13.72%
Russell 2000(R) Index (small-cap stocks)...................................  4.90%
Russell Microcap(R) Index (micro-cap stocks)............................... -3.27%
Dow Jones U.S. Select REIT Index/SM/....................................... 20.72%

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2019
               -------------------------------------------------

Russell 1000(R) Value Index (large-cap value stocks)....................... 11.21%
Russell 1000(R) Growth Index (large-cap growth stocks)..................... 17.10%
Russell 2000(R) Value Index (small-cap value stocks).......................  3.22%
Russell 2000(R) Growth Index (small-cap growth stocks).....................  6.40%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. LARGE CAP VALUE SERIES

   The U.S. Large Cap Value Series is designed to capture the returns of U.S. large company low relative price (value) stocks. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap value segment of the U.S. market. As of October 31, 2019, the Series held approximately 330 securities. Average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2019, total returns were 7.15% for the Series and 11.21% for the Russell 1000(R) Value Index, the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Series' greater emphasis on value stocks detracted from performance relative to the benchmark. At the sector level, the Series' exclusions of real estate investment trusts (REITs) and certain utilities also detracted from relative performance, as REITs and utilities generally outperformed in the U.S.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2019

EXPENSE TABLE

                                                   BEGINNING  ENDING               EXPENSES
                                                    ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                                     VALUE    VALUE     EXPENSE     DURING
                                                   05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                                   --------- --------- ---------- ----------
THE U.S. LARGE CAP VALUE SERIES
-------------------------------
Actual Fund Return................................ $1,000.00 $1,026.00    0.11%     $0.56
Hypothetical 5% Annual Return..................... $1,000.00 $1,024.65    0.11%     $0.56

--------
(1) Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on September 30, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.
-------------------

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

                     THE U.S. LARGE CAP VALUE SERIES
Communication Services.....................................................  12.2%
Consumer Discretionary.....................................................   6.8%
Consumer Staples...........................................................   4.8%
Energy.....................................................................  12.3%
Financials.................................................................  23.6%
Health Care................................................................  14.4%
Industrials................................................................  10.7%
Information Technology.....................................................   9.9%
Materials..................................................................   4.7%
Real Estate................................................................   0.3%
Utilities..................................................................   0.3%
                                                                            -----
                                                                            100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                      PERCENTAGE
                                                            SHARES       VALUE+     OF NET ASSETS++
                                                          ---------- -------------- ---------------
COMMON STOCKS -- (98.6%)
COMMUNICATION SERVICES -- (12.0%)
       AT&T, Inc......................................... 33,969,452 $1,307,484,208       4.4%
   *   Charter Communications, Inc., Class A.............    940,732    440,130,874       1.5%
       Comcast Corp., Class A............................ 21,970,229    984,705,664       3.3%
       Walt Disney Co. (The).............................  3,453,204    448,640,264       1.5%
       Other Securities..................................               438,144,096       1.4%
                                                                     --------------      ----
TOTAL COMMUNICATION SERVICES.............................             3,619,105,106      12.1%
                                                                     --------------      ----
CONSUMER DISCRETIONARY -- (6.7%)
       DR Horton, Inc....................................  3,053,585    159,916,246       0.5%
       General Motors Co.................................  6,055,833    225,034,754       0.8%
       Target Corp.......................................  1,473,116    157,490,831       0.5%
       Other Securities..................................             1,477,743,583       4.9%
                                                                     --------------      ----
TOTAL CONSUMER DISCRETIONARY.............................             2,020,185,414       6.7%
                                                                     --------------      ----
CONSUMER STAPLES -- (4.8%)
       Mondelez International, Inc., Class A.............  3,530,822    185,191,614       0.6%
       Tyson Foods, Inc., Class A........................  1,750,467    144,921,163       0.5%
       Walgreens Boots Alliance, Inc.....................  3,401,321    186,324,364       0.6%
       Walmart, Inc......................................  3,918,069    459,432,771       1.5%
       Other Securities..................................               460,308,472       1.6%
                                                                     --------------      ----
TOTAL CONSUMER STAPLES...................................             1,436,178,384       4.8%
                                                                     --------------      ----
ENERGY -- (12.1%)
       Chevron Corp......................................  8,424,414    978,411,442       3.3%
       ConocoPhillips....................................  5,133,675    283,378,860       0.9%
       Exxon Mobil Corp.................................. 13,344,776    901,706,514       3.0%
       Marathon Petroleum Corp...........................  3,109,699    198,865,251       0.7%
       Phillips 66.......................................  1,185,191    138,454,013       0.5%
       Valero Energy Corp................................  2,446,279    237,240,137       0.8%
       Other Securities..................................               908,813,560       3.0%
                                                                     --------------      ----
TOTAL ENERGY.............................................             3,646,869,777      12.2%
                                                                     --------------      ----
FINANCIALS -- (23.2%)
       Bank of America Corp.............................. 22,040,613    689,210,000       2.3%
       Bank of New York Mellon Corp. (The)...............  3,657,167    170,972,557       0.6%
   *   Berkshire Hathaway, Inc., Class B.................  2,984,980    634,547,048       2.1%
       Capital One Financial Corp........................  2,121,634    197,842,371       0.7%
       Citigroup, Inc....................................  7,149,102    513,734,470       1.7%
       Fifth Third Bancorp...............................  4,857,785    141,264,388       0.5%
       Goldman Sachs Group, Inc. (The)...................  1,393,141    297,268,427       1.0%
       JPMorgan Chase & Co ..............................  7,660,148    956,905,688       3.2%
       Morgan Stanley....................................  4,980,221    229,339,177       0.8%
       PNC Financial Services Group, Inc. (The)..........  1,313,525    192,694,118       0.6%
       Travelers Cos., Inc. (The)........................  1,165,331    152,728,281       0.5%
       Wells Fargo & Co.................................. 16,157,084    834,190,247       2.8%
       Other Securities..................................             1,996,982,476       6.6%
                                                                     --------------      ----
TOTAL FINANCIALS.........................................             7,007,679,248      23.4%
                                                                     --------------      ----
HEALTH CARE -- (14.2%)
       Anthem, Inc.......................................  1,376,563    370,405,572       1.2%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                      PERCENTAGE
                                                          SHARES        VALUE+      OF NET ASSETS++
                                                        ----------- --------------- ---------------
HEALTH CARE -- (Continued)
*     Cigna Corp.......................................   1,498,160 $   267,361,634        0.9%
      CVS Health Corp..................................   5,447,574     361,664,438        1.2%
      Danaher Corp.....................................   1,690,202     232,943,640        0.8%
      Humana, Inc......................................     529,635     155,818,617        0.5%
      Medtronic P.L.C..................................   4,359,974     474,801,169        1.6%
      Pfizer, Inc......................................  24,583,746     943,278,334        3.2%
      Thermo Fisher Scientific, Inc....................   1,073,774     324,258,273        1.1%
      Other Securities.................................               1,154,628,998        3.8%
                                                                    ---------------      -----
TOTAL HEALTH CARE......................................               4,285,160,675       14.3%
                                                                    ---------------      -----
INDUSTRIALS -- (10.6%)
      Delta Air Lines, Inc.............................   2,950,569     162,517,341        0.5%
      Eaton Corp. P.L.C................................   1,816,899     158,270,072        0.5%
      FedEx Corp.......................................   1,023,792     156,292,087        0.5%
      Norfolk Southern Corp............................   1,385,379     252,138,978        0.8%
      Republic Services, Inc...........................   1,904,674     166,678,022        0.6%
      Stanley Black & Decker, Inc......................   1,031,996     156,171,955        0.5%
*     United Airlines Holdings, Inc....................   1,825,283     165,808,708        0.6%
      United Technologies Corp.........................   2,227,609     319,840,100        1.1%
      Other Securities.................................               1,652,160,523        5.6%
                                                                    ---------------      -----
TOTAL INDUSTRIALS......................................               3,189,877,786       10.7%
                                                                    ---------------      -----
INFORMATION TECHNOLOGY -- (9.8%)
      Fidelity National Information Services, Inc......   1,545,803     203,675,003        0.7%
      HP, Inc..........................................   9,619,949     167,098,514        0.6%
      Intel Corp.......................................  22,465,295   1,269,963,126        4.3%
*     Micron Technology, Inc...........................   5,266,057     250,401,010        0.8%
      Other Securities.................................               1,051,055,240        3.4%
                                                                    ---------------      -----
TOTAL INFORMATION TECHNOLOGY...........................               2,942,192,893        9.8%
                                                                    ---------------      -----
MATERIALS -- (4.6%)
      Other Securities.................................               1,394,107,868        4.7%
                                                                    ---------------      -----
REAL ESTATE -- (0.3%)
      Other Securities.................................                  85,587,023        0.3%
                                                                    ---------------      -----
UTILITIES -- (0.3%)
      Other Securities.................................                  94,489,673        0.3%
                                                                    ---------------      -----
TOTAL COMMON STOCKS
  (Cost $21,723,243,935)...............................              29,721,433,847       99.3%
                                                                    ---------------      -----
TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional U.S. Government Money
        Market Fund, 1.752%............................ 166,338,555     166,338,555        0.6%
                                                                    ---------------      -----
SECURITIES LENDING COLLATERAL -- (0.8%)
@(S)  The DFA Short Term Investment Fund...............  22,114,935     255,891,910        0.8%
                                                                    ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $22,145,430,170)...............................             $30,143,664,312      100.7%
                                                                    ===============      =====

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


As of October 31, 2019, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................    985     12/20/19  $148,128,680 $149,513,150   $1,384,470
                                                                        ------------ ------------   ----------
TOTAL FUTURES CONTRACTS...........................                      $148,128,680 $149,513,150   $1,384,470
                                                                        ============ ============   ==========

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ----------------------------------------------------
                                                                 LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                                             --------------- ------------ ------- ---------------
Common Stocks
   Communication Services................................... $ 3,619,105,106           --    --   $ 3,619,105,106
   Consumer Discretionary...................................   2,020,185,414           --    --     2,020,185,414
   Consumer Staples.........................................   1,436,178,384           --    --     1,436,178,384
   Energy...................................................   3,646,869,777           --    --     3,646,869,777
   Financials...............................................   7,007,679,248           --    --     7,007,679,248
   Health Care..............................................   4,285,160,675           --    --     4,285,160,675
   Industrials..............................................   3,189,877,786           --    --     3,189,877,786
   Information Technology...................................   2,942,192,893           --    --     2,942,192,893
   Materials................................................   1,394,107,868           --    --     1,394,107,868
   Real Estate..............................................      85,587,023           --    --        85,587,023
   Utilities................................................      94,489,673           --    --        94,489,673
Temporary Cash Investments..................................     166,338,555           --    --       166,338,555
Securities Lending Collateral...............................              -- $255,891,910    --       255,891,910
Futures Contracts**.........................................       1,384,470           --    --         1,384,470
                                                             --------------- ------------  ----   ---------------
TOTAL....................................................... $29,889,156,872 $255,891,910    --   $30,145,048,782
                                                             =============== ============  ====   ===============

**  Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                  THE U.S. LARGE
                                                                    CAP VALUE
                                                                     SERIES*
                                                                  --------------
ASSETS:
Investment Securities at Value (including $576,819 of securities on loan, respectively).........................................  $29,721,433
Temporary Cash Investments at Value & Cost.......................      166,339
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $255,848).............................      255,892
Segregated Cash for Futures Contracts............................        6,206
Receivables:
   Dividends and Interest........................................       40,355
   Securities Lending Income.....................................           98
                                                                   -----------
       Total Assets..............................................   30,190,323
                                                                   -----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..............................      255,842
   Due to Advisor................................................        2,486
   Futures Margin Variation......................................          591
Accrued Expenses and Other Liabilities...........................        1,726
                                                                   -----------
       Total Liabilities.........................................      260,645
                                                                   -----------
NET ASSETS.......................................................  $29,929,678
                                                                   ===========
Investment Securities at Cost....................................  $21,723,243
                                                                   ===========

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                  THE U.S. LARGE
                                                                    CAP VALUE
                                                                     SERIES#
                                                                  --------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0)...............   $  755,430
   Income from Securities Lending................................        1,639
                                                                    ----------
       Total Investment Income...................................      757,069
                                                                    ----------
EXPENSES
   Investment Management Fees....................................       29,007
   Accounting & Transfer Agent Fees..............................        1,223
   Custodian Fees................................................          301
   Directors'/Trustees' Fees & Expenses..........................          172
   Professional Fees.............................................          446
   Other.........................................................          581
                                                                    ----------
       Total Expenses............................................       31,730
                                                                    ----------
   Net Expenses..................................................       31,730
                                                                    ----------
   NET INVESTMENT INCOME (LOSS)..................................      725,339
                                                                    ----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**..............................      699,155
       Affiliated Investment Companies Shares Sold...............           35
       Futures...................................................       (1,255)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency................      565,227
       Affiliated Investment Companies Shares....................           21
       Futures...................................................       15,103
                                                                    ----------
   NET REALIZED AND UNREALIZED GAIN (LOSS).......................    1,278,286
                                                                    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..   $2,003,625
                                                                    ==========

--------
** Net of foreign capital gain taxes withheld of $0.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                          THE U.S. LARGE CAP VALUE
                                                                   SERIES
                                                          ------------------------
                                                             YEAR         YEAR
                                                             ENDED        ENDED
                                                            OCT 31,      OCT 31,
                                                             2019         2018
                                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).......................... $   725,339  $   633,952
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**....................     699,155    1,506,250
       Affiliated Investment Companies Shares
         Sold............................................          35          (48)
       Futures...........................................      (1,255)      32,885
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign Currency........     565,227   (1,356,683)
       Affiliated Investment Companies Shares............          21          (15)
       Futures...........................................      15,103      (21,778)
                                                          -----------  -----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations....................   2,003,625      794,563
                                                          -----------  -----------
Transactions in Interest:
   Contributions.........................................   1,481,953    2,333,386
   Withdrawals...........................................  (2,798,695)  (1,561,700)
                                                          -----------  -----------
          Net Increase (Decrease) from
            Transactions in Interest.....................  (1,316,742)     771,686
                                                          -----------  -----------
          Total Increase (Decrease) in Net Assets........     686,883    1,566,249
NET ASSETS
   Beginning of Year.....................................  29,242,795   27,676,546
                                                          -----------  -----------
   End of Year........................................... $29,929,678  $29,242,795
                                                          ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   THE U.S. LARGE CAP VALUE SERIES
                                                   ---------------------------------------------------------------
                                                      YEAR         YEAR         YEAR         YEAR         YEAR
                                                      ENDED        ENDED        ENDED        ENDED        ENDED
                                                     OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                      2019         2018         2017         2016         2015
                                                   -----------  -----------  -----------  -----------  -----------
Total Return......................................        7.15%        2.95%       24.31%        4.75%        1.32%
                                                   -----------  -----------  -----------  -----------  -----------
Net Assets, End of Year (thousands)............... $29,929,678  $29,242,795  $27,676,546  $20,916,568  $19,094,057
Ratio of Expenses to Average Net Assets...........        0.11%        0.11%        0.11%        0.11%        0.11%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor)...........................        0.11%        0.11%        0.11%        0.11%        0.11%
Ratio of Net Investment Income to Average Net
  Assets..........................................        2.50%        2.14%        2.19%        2.39%        2.20%
Portfolio Turnover Rate...........................          10%          13%          15%          15%          16%
                                                   -----------  -----------  -----------  -----------  -----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, one of which, The U.S. Large Cap Value Series (the "Series"), is presented in this report. The remaining operational portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables are included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2019, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2019, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets for the Series.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2019, the total related amount paid by the Trust to the CCO was $73 (in thousands). The total related amount paid by the Series is included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2019, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

The U.S. Large Cap Value Series............................................ $680

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2019, the Series' made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands):

                                                                         OTHER INVESTMENT
                                                                            SECURITIES
                                                                       ---------------------
                                                                       PURCHASES    SALES
                                                                       ---------- ----------
The U.S. Large Cap Value Series....................................... $3,093,702 $2,922,384

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

   The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

                                                                                                         CHANGE IN
                                                                                          NET REALIZED  UNREALIZED
                                                      BALANCE AT    PURCHASES   PROCEEDS  GAIN/(LOSS)  APPRECIATION/
                                                   OCTOBER 31, 2018  AT COST   FROM SALES   ON SALES   DEPRECIATION
                                                   ---------------- ---------- ---------- ------------ -------------
THE U.S. LARGE CAP VALUE SERIES
The DFA Short Term Investment Fund................     $516,726     $5,011,809 $5,272,699     $35           $21
                                                       --------     ---------- ----------     ---           ---
TOTAL.............................................     $516,726     $5,011,809 $5,272,699     $35           $21
                                                       ========     ========== ==========     ===           ===

                                                                    SHARES AS OF
                                                      BALANCE AT    OCTOBER 31,  DIVIDEND CAPITAL GAIN
                                                   OCTOBER 31, 2019     2019      INCOME  DISTRIBUTIONS
                                                   ---------------- ------------ -------- -------------
THE U.S. LARGE CAP VALUE SERIES
The DFA Short Term Investment Fund................     $255,892        22,115    $14,604       --
                                                       --------        ------    -------       --
TOTAL.............................................     $255,892        22,115    $14,604       --
                                                       ========        ======    =======       ==

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to its partners.

   As of October 31, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                                                    NET
                                                                                                                 UNREALIZED
                                                                        FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                                                                        TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                                       ----------- ------------ -------------- --------------
The U.S. Large Cap Value Series....................................... $22,130,188  $9,582,563   $(1,569,086)    $8,013,477

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in the Series' financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objective and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   1. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2019 was as follows (amount in thousands):

                                                                       FUTURES**
                                                                       ---------
The U.S. Large Cap Value Series....................................... $190,177

** Average Notional Value of contracts

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of October 31, 2019 (amounts in thousands):

                                                    ASSET DERIVATIVES VALUE
                                                   --------------------------
                                                      TOTAL
                                                    VALUE AT
                                                   OCTOBER 31,     EQUITY
                                                      2019     CONTRACTS*,(1)
                                                   ----------- --------------
The U.S. Large Cap Value Series...................   $1,384        $1,384

(1) Presented on Statement of Assets and Liabilities as Receivables: Futures Margin Variation.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2019 (amounts in thousands):

                                                                 REALIZED GAIN
                                                             (LOSS) ON DERIVATIVES
                                                             ---------------------
                                                                         EQUITY
                                                              TOTAL   CONTRACTS (1)
                                                             -------  -------------
The U.S. Large Cap Value Series............................. $(1,255)    $(1,255)


                                                             CHANGE IN UNREALIZED
                                                                 APPRECIATION
                                                               (DEPRECIATION) ON
                                                                  DERIVATIVES
                                                             ---------------------
                                                                        EQUITY
                                                              TOTAL  CONTRACTS (2)
                                                             ------- -------------
The U.S. Large Cap Value Series............................. $15,103    $15,103

(1) Presented on Statement of Operations as Net Realized Gain (Loss) on:
    Futures.
(2) Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   There were no borrowings by the Series under the lines of credit during the year ended October 31, 2019.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not use the interfund lending program during the year ended October 31, 2019.

I. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2019, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

   For the year ended October 31, 2019, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                          PURCHASES  SALES   REALIZED GAIN (LOSS)
---------                                          --------- -------- --------------------
The U.S. Large Cap Value Series................... $347,838  $428,849       $(68,292)

J. SECURITIES LENDING:

   As of October 31, 2019, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. Additionally, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

                                                                             NON-CASH
                                                                            COLLATERAL
                                                                              MARKET
                                                                              VALUE
                                                                            ----------
The U.S. Large Cap Value Series............................................  $337,733

   The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2019:

                                                     REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                  AS OF OCTOBER 31, 2019
                                                   -----------------------------------------------------
                                                   OVERNIGHT AND            BETWEEN
                                                    CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS  TOTAL
                                                   ------------- -------- ------------ -------- --------
SECURITIES LENDING TRANSACTIONS
THE U.S. LARGE CAP VALUE SERIES
   Common Stocks..................................   $255,842       --         --         --    $255,842

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Series' financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series' early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.

M. OTHER:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee

(the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit") and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims were preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the "Supreme Court"), seeking review of the Second Circuit's ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court's decision in Merit Management Group, LP v. FTI Consulting, Inc., 138 S.Ct. 883
(2018) ("Merit Mgmt."), which addressed the scope of the Bankruptcy Code's safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs' petition for certiorari. The Second Circuit's review is pending.

   On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee's proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code's safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the Court's dismissal order and order denying the Trustee's motion for leave to amend to the Second Circuit. The Second Circuit appeal is pending.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The U.S. Large Cap Value Series

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of The U.S. Large Cap Value Series (one of the series constituting The DFA Investment Trust Company, hereafter referred to as the "Series") as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Series as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended
October 31, 2019 and the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on the Series' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian, broker and the transfer agent of the investee fund. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2019

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2019.

Each Board's Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, Abbie J. Smith, Douglas
W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee met one time during the fiscal year ended October 31, 2019.

Each Board's Strategy Committee is composed of Gerard K. O'Reilly, Douglas W. Diamond, Edward P. Lazear, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios' investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and
(iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2019.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

DISINTERESTED DIRECTORS

                                                                                                           OTHER
                                     TERM OF                                         PORTFOLIOS       DIRECTORSHIPS OF
                                     OFFICE/1/                                       WITHIN THE           PUBLIC
                                       AND                                           DFA FUND         COMPANIES HELD
NAME, ADDRESS AND                    LENGTH OF       PRINCIPAL OCCUPATION            COMPLEX/2/        DURING PAST 5
YEAR OF BIRTH             POSITION   SERVICE          DURING PAST 5 YEARS            OVERSEEN              YEARS
------------------------- --------- ------------ -----------------------------  --------------------- ----------------
George M. Constantinides  Director  Since 1983   Leo Melamed Professor of       128 portfolios in 4   None
University of Chicago                            Finance, University of         investment companies
Booth School of Business                         Chicago Booth School of
5807 S. Woodlawn                                 Business (since 1978).
Avenue
Chicago, IL 60637

1947

Douglas W. Diamond        Director  Since 2017   Merton H. Miller               128 portfolios in 4   None
c/o Dimensional Fund                             Distinguished Service          investment companies
Advisors LP                                      Professor of Finance,
6300 Bee Cave Road,                              University of Chicago Booth
Building One                                     School of Business (since
Austin, TX 78746                                 1988). Visiting Scholar,
                                                 Federal Reserve Bank of
1953                                             Richmond (since 1990).
                                                 Formerly, Fischer Black
                                                 Visiting Professor of
                                                 Financial Economics, Alfred
                                                 P. Sloan School of
                                                 Management, Massachusetts
                                                 Institute of Technology (2015
                                                 to 2016).

Darrell Duffie            Director  Since March  Dean Witter Distinguished      128 portfolios in 4   Formerly,
c/o Dimensional Fund                2019         Professor of Finance,          investment companies  Director,
Advisors LP                                      Graduate School of Business,                         Moody's
6300 Bee Cave Road,                              Stanford University (since                           Corporation
Building One                                     1984).                                               (financial
Austin, TX 78746                                                                                      information
                                                                                                      and
1954                                                                                                  information
                                                                                                      technology)
                                                                                                      (2008-April
                                                                                                      2018).

Roger G. Ibbotson         Director  Since 1981   Professor in Practice          128 portfolios in 4   None
Yale School of                                   Emeritus of Finance, Yale      investment companies
Management                                       School of Management (since
P.O. Box 208200                                  1984). Chairman and Partner,
New Haven,                                       Zebra Capital Management, LLC
CT 06520-8200                                    (hedge fund and asset
                                                 manager) (since 2001).
1943                                             Formerly, Consultant to
                                                 Morningstar, Inc. (2006 -
                                                 2016).

Edward P. Lazear          Director  Since 2010   Distinguished Visiting         128 portfolios in 4   None
Stanford University                              Fellow, Becker Friedman        investment companies
Graduate School of                               Institute for Research in
Business                                         Economics, University of
Knight Management                                Chicago (since 2015). Morris
Center, E346                                     Arnold Cox Senior Fellow,
Stanford, CA 94305                               Hoover Institution (since
                                                 2002). Davies Family
1948                                             Professor of Economics,
                                                 Graduate School of Business,
                                                 Stanford University (since
                                                 1995). Cornerstone Research
                                                 (expert testimony and
                                                 economic and financial
                                                 analysis) (since 2009).

Myron S. Scholes          Director  Since 1981   Chief Investment Strategist,   128 portfolios in 4   Formerly,
c/o Dimensional Fund                             Janus Henderson Investors      investment companies  Adviser,
Advisors LP                                      (since 2014). Frank E. Buck                          Kuapay, Inc.
6300 Bee Cave Road,                              Professor of Finance,                                (2013-2014).
Building One                                     Emeritus, Graduate School of                         Formerly,
Austin, TX 78746                                 Business, Stanford University                        Director,
                                                 (since 1981).                                        American
1941                                                                                                  Century Fund
                                                                                                      Complex
                                                                                                      (registered
                                                                                                      investment
                                                                                                      companies)
                                                                                                      (43 Portfolios)
                                                                                                      (1980-2014).

                                                                                                           OTHER
                                     TERM OF                                         PORTFOLIOS       DIRECTORSHIPS OF
                                     OFFICE/1/                                       WITHIN THE           PUBLIC
                                       AND                                           DFA FUND         COMPANIES HELD
NAME, ADDRESS AND                    LENGTH OF       PRINCIPAL OCCUPATION            COMPLEX/2/        DURING PAST 5
YEAR OF BIRTH             POSITION   SERVICE          DURING PAST 5 YEARS            OVERSEEN              YEARS
------------------------- --------- ------------ -----------------------------  --------------------- -----------------
Abbie J. Smith            Director  Since 2000   Boris and Irene Stern          128 portfolios in 4   Director (since
University of Chicago                            Distinguished Service          investment companies  2000) and
Booth School of Business                         Professor of Accounting,                             formerly, Lead
5807 S. Woodlawn                                 University of Chicago Booth                          Director
Avenue                                           School of Business (since                            (2014-2017),
Chicago, IL 60637                                1980).                                               HNI
                                                                                                      Corporation
1953                                                                                                  (office
                                                                                                      furniture);
                                                                                                      Director,
                                                                                                      Ryder System
                                                                                                      Inc.
                                                                                                      (transportation,
                                                                                                      logistics and
                                                                                                      supply-chain
                                                                                                      management)
                                                                                                      (since 2003);
                                                                                                      and Trustee,
                                                                                                      UBS Funds (3
                                                                                                      investment
                                                                                                      companies
                                                                                                      within the
                                                                                                      fund complex)
                                                                                                      (19 portfolios)
                                                                                                      (since 2009).

Ingrid M. Werner          Director  Since March  Martin and Andrew Murrer       128 portfolios in 4   Director,
c/o Dimensional Fund                2019         Professor of Finance, Fisher   investment companies  Fourth
Advisors LP                                      College of Business, The Ohio                        Swedish AP
6300 Bee Cave Road,                              State University (since                              Fund (pension
Building One                                     1998). Adjunct Member, the                           fund asset
Austin, TX 78746                                 Prize Committee for the                              management)
                                                 Swedish Riksbank Prize in                            (since 2017).
1961                                             Economic Sciences in Memory
                                                 of Alfred Nobel (annual award
                                                 for significant scientific
                                                 research contribution) (since
                                                 January 2018). President,
                                                 Western Finance Association
                                                 (global association of
                                                 academic researchers and
                                                 practitioners in finance)
                                                 (since June 2018). Director,
                                                 American Finance Association
                                                 (global association of
                                                 academic researchers and
                                                 practitioners in finance)
                                                 (since January 2019). Member,
                                                 Economic Advisory Committee,
                                                 FINRA (since 2017). Chairman,
                                                 Scientific Advisory Board,
                                                 Swedish House of Finance
                                                 (institute supporting
                                                 academic research in finance)
                                                 (since 2014). Member,
                                                 Scientific Board, Danish
                                                 Finance Institute (institute
                                                 supporting academic research
                                                 in finance) (since 2017).
                                                 Member, Academic Board,
                                                 Mistra Financial Systems
                                                 (organization funding
                                                 academic research on
                                                 environment, governance and
                                                 climate/sustainability in
                                                 finance) (since 2016).
                                                 Fellow, Center for Analytical
                                                 Finance (academic research)
                                                 (since 2015). Associate
                                                 Editor, Journal of Finance
                                                 (since
                                                 2016).

INTERESTED DIRECTOR

   The following interested Director is described as such because he is deemed to be an "interested person," as that term is defined under the 1940 Act, due to his position with the Advisor.

                               TERM OF
                              OFFICE/1/                                       PORTFOLIOS WITHIN  OTHER DIRECTORSHIPS
NAME, ADDRESS                    AND                                            THE DFA FUND     OF PUBLIC COMPANIES
AND YEAR OF                   LENGTH OF          PRINCIPAL OCCUPATION            COMPLEX/2/      HELD DURING PAST 5
BIRTH             POSITION     SERVICE           DURING PAST 5 YEARS              OVERSEEN             YEARS
--------------- ------------- ----------- ----------------------------------  -----------------  -------------------
David G. Booth  Chairman      Since 1981  Chairman, Director/Trustee, and     128 portfolios            None
6300 Bee Cave   and Director              formerly, President and Co-Chief    in 4 investment
Road, Building                            Executive Officer (each until       companies
One                                       March 2017) of Dimensional
Austin, TX                                Emerging Markets Value Fund
78746                                     ("DEM"), DFAIDG, Dimensional
                                          Investment Group Inc. ("DIG") and
1946                                      The DFA Investment Trust Company
                                          ("DFAITC"). Executive Chairman,
                                          and formerly, President and
                                          Co-Chief Executive Officer (each
                                          until February 2017) of
                                          Dimensional Holdings Inc.,
                                          Dimensional Fund Advisors LP,
                                          Dimensional Investment LLC and DFA
                                          Securities LLC (collectively with
                                          DEM, DFAIDG, DIG and DFAITC, the
                                          "DFA Entities"). Formerly,
                                          Chairman and Director (2009-2018)
                                          and Co-Chief Executive Officer
                                          (2010 - June 2017) of Dimensional
                                          Fund Advisors Canada ULC. Trustee,
                                          University of Chicago (since
                                          2002). Trustee, University of
                                          Kansas Endowment Association
                                          (since 2005). Formerly, Director
                                          of Dimensional Fund Advisors Ltd.
                                          (2002 - July 2017), DFA Australia
                                          Limited (1994 - July 2017),
                                          Dimensional Advisors Ltd. (2012 -
                                          July 2017), Dimensional Funds plc
                                          (2006 - July 2017) and Dimensional
                                          Funds II plc (2006 - July 2017).
                                          Formerly, Director and President
                                          of Dimensional Japan Ltd. (2012 -
                                          April 2017). Formerly, President,
                                          Dimensional SmartNest (US) LLC
                                          (2009-2014); and Limited Partner,
                                          VSC Investors, LLC (2007-2015).
                                          Formerly, Chairman, Director,
                                          President and Co-Chief Executive
                                          Officer of Dimensional Cayman
                                          Commodity Fund I Ltd.
                                          (2010-September 2017).

1 Each Director holds office for an indefinite term until his or her successor is elected and qualified.
2 Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor's affiliate, Dimensional Fund Advisors Canada ULC.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                     TERM OF OFFICE/1/
NAME AND YEAR OF                      AND LENGTH OF
BIRTH                 POSITION           SERVICE          PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------- ------------------ ----------------   --------------------------------------------
Valerie A. Brown  Vice President       Since 2001       Vice President and Assistant Secretary of
1967              and Assistant
                  Secretary                                 .  all the DFA Entities (since 2001)

                                                            .  DFA Australia Limited (since 2002)

                                                            .  Dimensional Fund Advisors Ltd. (since
                                                               2002)

                                                            .  Dimensional Cayman Commodity Fund I
                                                               Ltd. (since 2010)

                                                            .  Dimensional Fund Advisors Pte. Ltd.
                                                               (since 2012)

                                                            .  Dimensional Hong Kong Limited (since
                                                               2012)

                                                        Director, Vice President and Assistant
                                                        Secretary (since 2003) of

                                                            .  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner  Vice President       Since            Vice President and Assistant Secretary of
1982              and Assistant        September
                  Secretary            2019                 .  DFAIDG, DIG, DFAITC and DEM (since
                                                               September 2019)

                                                        Vice President (since January 2018) of

                                                            .  Dimensional Holdings Inc.

                                                            .  Dimensional Fund Advisors LP

                                                            .  Dimensional Investment LLC

                                                            .  DFA Securities LLC

David P. Butler   Co-Chief             Since 2017       Co-Chief Executive Officer (since 2017) of
1964              Executive Officer
                                                            .  all the DFA entities

                                                        Director (since 2017) of

                                                            .  Dimensional Holdings Inc.

                                                            .  Dimensional Fund Advisors Canada ULC

                                                            .  Dimensional Japan Ltd.

                                                            .  Dimensional Advisors Ltd.

                                                            .  Dimensional Fund Advisors Ltd.

                                                            .  DFA Australia Limited

                                                        Director and Co-Chief Executive Officer
                                                        (since 2017) of

                                                            .  Dimensional Cayman Commodity Fund I
                                                               Ltd.

                                                        Head of Global Financial Advisor Services
                                                        (since 2007) for

                                                            .  Dimensional Fund Advisors LP

                                                        Formerly, Vice President (2007 - 2017) of

                                                            .  all the DFA Entities

Stephen A. Clark  Executive Vice       Since 2017       Executive Vice President (since 2017) of
1972              President
                                                            .  all the DFA entities

                                                        Director and Vice President (since 2016) of

                                                            .  Dimensional Japan Ltd.

                                                        President and Director (since 2016) of

                                                            .  Dimensional Fund Advisors Canada ULC

                                                        Vice President (since 2008) and Director
                                                        (since 2016) of

                                                            .  DFA Australia Limited

                                                        Director (since 2016) of

                                                            .  Dimensional Advisors Ltd.

                                                            .  Dimensional Fund Advisors Pte. Ltd.

                                                            .  Dimensional Hong Kong Limited

                                                        Vice President (since 2016) of

                                                            .  Dimensional Fund Advisors Pte. Ltd.

                                                        Formerly, Vice President (2004 - 2017) of

                                                            .  all the DFA Entities

                                                        Formerly, Vice President (2010 - 2016) of

                                                            .  Dimensional Fund Advisors Canada ULC

                                                        Formerly, Head of Institutional, North
                                                        America (2012 - 2013) and Head of Global
                                                        Institutional Services (2014-2018) for

                                                            .  Dimensional Fund Advisors LP

                                             TERM OF OFFICE/1/
NAME AND YEAR OF                              AND LENGTH OF
BIRTH                        POSITION            SERVICE          PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------- -------------------- ----------------   --------------------------------------------
Christopher S. Crossan  Vice President and     Since 2004       Vice President and Global Chief Compliance
1965                    Global Chief                            Officer (since 2004) of
                        Compliance
                        Officer                                     .  all the DFA Entities

                                                                    .  DFA Australia Limited

                                                                    .  Dimensional Fund Advisors Ltd.

                                                                Chief Compliance Officer (since 2006) and
                                                                Chief Privacy Officer (since 2015) of

                                                                    .  Dimensional Fund Advisors Canada ULC

                                                                Chief Compliance Officer of

                                                                    .  Dimensional Fund Advisors Pte. Ltd.
                                                                       (since 2012)

                                                                    .  Dimensional Japan Ltd. (since 2017)

                                                                Formerly, Vice President and Global Chief
                                                                Compliance Officer (2010 - 2014) for

                                                                    .  Dimensional SmartNest (US) LLC

Gregory K. Hinkle       Vice President,      Vice President     Vice President, Chief Financial Officer, and
1958                    Chief Financial      since 2015 and     Treasurer (since 2016) of
                        Officer, and         Chief Financial
                        Treasurer              Officer and          .  all the DFA Entities
                                             Treasurer since
                                                  2016              .  Dimensional Advisors Ltd.

                                                                    .  Dimensional Fund Advisors Ltd.

                                                                    .  Dimensional Hong Kong Limited

                                                                    .  Dimensional Cayman Commodity Fund I
                                                                       Ltd.

                                                                    .  Dimensional Fund Advisors Canada ULC

                                                                    .  Dimensional Fund Advisors Pte. Ltd.

                                                                    .  DFA Australia Limited

                                                                Director (since 2016) for

                                                                    .  Dimensional Funds plc

                                                                    .  Dimensional Funds II plc

                                                                Formerly, interim Chief Financial Officer
                                                                and interim Treasurer (2016) of

                                                                    .  all the DFA Entities

                                                                    .  Dimensional Fund Advisors LP

                                                                    .  Dimensional Fund Advisors Ltd.

                                                                    .  DFA Australia Limited

                                                                    .  Dimensional Advisors Ltd.

                                                                    .  Dimensional Fund Advisors Pte. Ltd.

                                                                    .  Dimensional Hong Kong Limited

                                                                    .  Dimensional Cayman Commodity Fund I
                                                                       Ltd.

                                                                    .  Dimensional Fund Advisors Canada ULC

                                                                Formerly, Controller (2015 - 2016) of

                                                                    .  all the DFA Entities

                                                                    .  Dimensional Fund Advisors LP

                                                                Formerly, Vice President (2008 - 2015) of

                                                                    .  T. Rowe Price Group, Inc.

                                                                Formerly, Director of Investment Treasury
                                                                and Treasurer (2008 - 2015) of

                                                                    .  the T. Rowe Price Funds

Jeff J. Jeon            Vice President         Since 2004       Vice President (since 2004) and Assistant
1973                                                            Secretary (2017-2019) of

                                                                    .  all the DFA Entities

                                                                Vice President and Assistant Secretary
                                                                (since 2010) of

                                                                    .  Dimensional Cayman Commodity Fund I
                                                                       Ltd.

Joy Lopez               Vice President and   Vice President     Vice President (since 2015) of
1971                    Assistant Treasurer  since 2015 and
                                                Assistant           .  all the DFA Entities
                                                Treasurer
                                               since 2017       Assistant Treasurer (since 2017) of

                                                                    .  the DFA Fund Complex

                                                                Formerly, Senior Tax Manager (2013 - 2015)
                                                                for

                                                                    .  Dimensional Fund Advisors LP

Kenneth M. Manell       Vice President         Since 2010       Vice President (since 2010) of
1972
                                                                    .  all the DFA Entities

                                                                    .  Dimensional Cayman Commodity Fund I
                                                                       Ltd.

Catherine L. Newell     President and        President since    President (since 2017) of
1964                    General Counsel         2017 and
                                             General Counsel        .  the DFA Fund Complex
                                               since 2001
                                                                General Counsel (since 2001) of

                                                                    .  All the DFA Entities


                                        TERM OF OFFICE/1/
NAME AND YEAR OF                         AND LENGTH OF
BIRTH                    POSITION           SERVICE          PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------- ------------------- ----------------   ---------------------------------------------
                                                           Executive Vice President (since 2017) and
                                                           Secretary (since 2000) of

                                                               .  Dimensional Fund Advisors LP

                                                               .  Dimensional Holdings Inc.

                                                               .  DFA Securities LLC

                                                               .  Dimensional Investment LLC

                                                           Director (since 2002), Vice President (since
                                                           1997) and Secretary (since 2002) of

                                                               .  DFA Australia Limited

                                                               .  Dimensional Fund Advisors Ltd.

                                                           Vice President and Secretary of

                                                               .  Dimensional Fund Advisors Canada ULC
                                                                  (since 2003)

                                                               .  Dimensional Cayman Commodity Fund I
                                                                  Ltd. (since 2010)

                                                               .  Dimensional Japan Ltd. (since 2012)

                                                               .  Dimensional Advisors Ltd (since 2012)

                                                               .  Dimensional Fund Advisors Pte. Ltd.
                                                                  (since 2012)

                                                           Director of

                                                               .  Dimensional Funds plc (since 2002)

                                                               .  Dimensional Funds II plc (since 2006)

                                                               .  Director of Dimensional Japan Ltd.
                                                                  (since 2012)

                                                               .  Dimensional Advisors Ltd. (since 2012)

                                                               .  Dimensional Fund Advisors Pte. Ltd.
                                                                  (since 2012)

                                                               .  Dimensional Hong Kong Limited (since
                                                                  2012)

                                                           Formerly, Vice President and Secretary (2010
                                                           - 2014) of

                                                               .  Dimensional SmartNest (US) LLC

                                                           Formerly, Vice President (1997 - 2017) and
                                                           Secretary (2000 - 2017) of

                                                               .  the DFA Fund Complex

                                                           Formerly, Vice President of

                                                               .  Dimensional Fund Advisors LP (1997 -
                                                                  2017)

                                                               .  Dimensional Holdings Inc. (2006 -
                                                                  2017)

                                                               .  DFA Securities LLC (1997 - 2017)

                                                               .  Dimensional Investment LLC (2009 -
                                                                  2017)


Selwyn Notelovitz   Vice President and    Since 2013       Vice President and Deputy Chief Compliance
1961                Deputy Chief                           Officer of
                    Compliance
                    Officer                                    .  the DFA Fund Complex (since 2013)

                                                               .  Dimensional Fund Advisors LP (since
                                                                  2012)

Carolyn L. O        Vice President and  Vice President     Vice President (since 2010) and Secretary
1974                Secretary           since 2010 and     (since 2017) of
                                        Secretary since
                                             2017              .  the DFA Fund Complex

                                                           Vice President (since 2010) and Assistant
                                                           Secretary (since 2016) of

                                                               .  Dimensional Fund Advisors LP

                                                               .  Dimensional Holdings Inc.

                                                               .  Dimensional Investment LLC

                                                           Vice President of

                                                               .  DFA Securities LLC (since 2010)

                                                               .  Dimensional Cayman Commodity Fund I
                                                                  Ltd. (since 2010)

                                                               .  Dimensional Fund Advisors Canada ULC
                                                                  (since 2016)

Gerard K. O'Reilly  Co-Chief               Co-Chief        Co-Chief Executive Officer and Chief
1976                Executive Officer      Executive       Investment Officer (since 2017) of
                    and Chief             Officer and
                    Investment Officer       Chief             .  all the DFA Entities
                                          Investment
                                         Officer since         .  Dimensional Fund Advisors Canada ULC
                                             2017
                                                           Director, Chief Investment Officer and Vice
                                                           President (since 2017) of

                                                               .  DFA Australia Limited

                                                           Chief Investment Officer (since 2017) and
                                                           Vice President (since 2016) of

                                                               .  Dimensional Japan Ltd.

                                                           Director, Co-Chief Executive Officer and
                                                           Chief Investment Officer (since 2017) of

                                                               .  Dimensional Cayman Commodity Fund I
                                                                  Ltd.

                                                           Director of

                                                               .  Dimensional Funds plc (since 2014)

                                                               .  Dimensional Fund II plc (since 2014)

                                                               .  Dimensional Holdings Inc. (since 2017)

                                                           Formerly, Co-Chief Investment Officer of

                                                               .  Dimensional Japan Ltd. (2016 - 2017)

                            TERM OF OFFICE/1/
NAME AND YEAR OF             AND LENGTH OF
BIRTH             POSITION      SERVICE          PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------  --------  ----------------   --------------------------------------------
                                                   .  DFA Australia Limited (2014 - 2017)

                                               Formerly, Executive Vice President
                                               (2017) and Co-Chief Investment Officer
                                               (2014-2017) of

                                                   .  all the DFA Entities

                                               Formerly, Vice President (2007 - 2017) of

                                                   .  all the DFA Entities

                                               Formerly, Vice President and Co-Chief
                                               Investment Officer (2014 - 2017) of

                                                   .  Dimensional Fund Advisors Canada ULC

                                               Formerly, Director (2017 - 2018) of

                                                   .  Dimensional Fund Advisors Pte. Ltd.

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

For shareholders that do not have an October 31, 2019 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2019 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 01, 2018 to October 31, 2019, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder. The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation (S)1.199A-3(d).

                                                                                                                   QUALIFYING
                                                                                                                       FOR
                                            NET                                                                     CORPORATE
                                        INVESTMENT    SHORT-TERM     LONG-TERM   RETURN                             DIVIDENDS
                                          INCOME     CAPITAL GAIN  CAPITAL GAIN    OF    TAX-EXEMPT     TOTAL       RECEIVED
DIMENSIONAL INVESTMENT GROUP INC.      DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS CAPITAL  INTEREST  DISTRIBUTIONS DEDUCTION (1)
-------------------------------------  ------------- ------------- ------------- ------- ---------- ------------- -------------
U.S. Large Cap Value Portfolio II.....      24%           --            76%        --        --          100%          100%

                                                                                                QUALIFYING
                                                                                                  SHORT-
                                       QUALIFYING     U.S.      FOREIGN    FOREIGN   QUALIFYING    TERM
                                        DIVIDEND   GOVERNMENT     TAX       SOURCE    INTEREST   CAPITAL
DIMENSIONAL INVESTMENT GROUP INC.      INCOME (2) INTEREST (3) CREDIT (4) INCOME (5) INCOME (6)  GAIN (7)
-------------------------------------  ---------- ------------ ---------- ---------- ---------- ----------
U.S. Large Cap Value Portfolio II.....    100%         --          --         --         --         --

(1) Qualifying Dividends represents dividends that qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4) "Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5) "Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6) The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

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

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

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

 LOGO
                                                                 DFA103119-009A
                                                                       00237497

                                                                          LOGO

ANNUAL REPORT

YEAR ENDED: OCTOBER 31, 2019

--------------------------------------------------------------------------------
DIMENSIONAL INVESTMENT GROUP INC.
--------------------------------------------------------------------------------

DFA INTERNATIONAL VALUE PORTFOLIO III

U.S. LARGE CAP VALUE PORTFOLIO III

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

SEE THE INSIDE FRONT COVER FOR IMPORTANT INFORMATION ABOUT ACCESS TO YOUR FUND'S ANNUAL AND SEMI-ANNUAL SHAREHOLDER REPORTS.

IMPORTANT INFORMATION ABOUT ACCESS TO SHAREHOLDER REPORTS

   Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Portfolio's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a Portfolio's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

   If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Portfolio anytime by contacting the Portfolio's transfer agent at (888) 576-1167 or by contacting your financial intermediary.

   You may elect to receive all future shareholder reports in paper free of charge. You can inform a Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

 LOGO

December 2019

Dear Fellow Shareholder,

Since our founding in 1981, sound investment solutions based on financial science have been at the heart of Dimensional. We recognize that the assets you entrust to our firm play an important role in your future.

With a 38-year track record, our investment strategies are guided by rigorous academic research, deep convictions about the power of capital markets, and the importance of information in security prices.

We aim to add value through implementation by using a systematic approach to invest in securities with higher expected returns and implementing a robust portfolio management process that seeks to increase returns and manage risk. We apply flexible trading algorithms to minimize potential price impact.

We take pride in the many longstanding clients we have had the honor of working with over the last four decades, and we continue to seek opportunities to raise the bar both within our company and the industry.

On behalf of more than 1,400 employees at Dimensional aiming to serve you, we thank you.

Sincerely,

 LOGO                                     LOGO

DAVID P. BUTLER                          GERARD K. O'REILLY
Co-Chief Executive Officer               Co-Chief Executive Officer and
                                         Chief Investment Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                   PAGE
                                                                   ----
        LETTER TO SHAREHOLDERS
        DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES................   1
        DIMENSIONAL INVESTMENT GROUP INC.
           Performance Charts.....................................   2
           Management's Discussion and Analysis...................   4
           Disclosure of Fund Expenses............................   7
           Disclosure of Portfolio Holdings.......................   9
           Schedules of Investments
               DFA International Value Portfolio III..............  10
               U.S. Large Cap Value Portfolio III.................  11
               Tax-Managed U.S. Marketwide Value Portfolio II.....  12
           Statements of Assets and Liabilities...................  13
           Statements of Operations...............................  14
           Statements of Changes in Net Assets....................  15
           Financial Highlights...................................  16
           Notes to Financial Statements..........................  18
           Report of Independent Registered Public
             Accounting Firm......................................  25
        THE DFA INVESTMENT TRUST COMPANY
           Performance Charts.....................................  26
           Management's Discussion and Analysis...................  28
           Disclosure of Fund Expenses............................  31
           Disclosure of Portfolio Holdings.......................  33
           Summary Schedules of Portfolio Holdings
               The DFA International Value Series.................  34
               The U.S. Large Cap Value Series....................  38
               The Tax-Managed U.S. Marketwide Value Series.......  41
           Statements of Assets and Liabilities...................  44
           Statements of Operations...............................  45
           Statements of Changes in Net Assets....................  46
           Financial Highlights...................................  47
           Notes to Financial Statements..........................  50
           Report of Independent Registered Public
             Accounting Firm......................................  61
        FUND MANAGEMENT...........................................  62
           Board of Directors or Trustees Table...................  63
        VOTING PROXIES ON FUND PORTFOLIO SECURITIES...............  70
        NOTICE TO SHAREHOLDERS....................................  71

This report is submitted for the information of each Portfolio's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations

ADR    American Depositary Receipt
P.L.C. Public Limited Company
SA     Special Assessment

Investment Footnotes

+      See Note B to Financial Statements.
(double right angle quote)Securities that have generally been fair value factored. See Note B to Financial Statements.
++ Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#      Total or Partial Securities on Loan.
@      Security purchased with cash proceeds from Securities on Loan.
(S)    Affiliated Fund.
*      Non-Income Producing Securities.

FINANCIAL HIGHLIGHTS
--------------------

(A)    Computed using average shares outstanding.
(B) Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------

--     Amounts designated as -- are either zero or rounded to zero.
SEC    Securities and Exchange Commission

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO III VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                     [CHART]

                 DFA International             MSCI World ex USA
                Value Portfolio III          Index (net dividends)
               ---------------------         ---------------------
10/31/2009            $10,000                      $10,000
11/30/2009             10,292                       10,247
12/31/2009             10,411                       10,411
 1/31/2010              9,811                        9,923
 2/28/2010              9,843                        9,913
 3/31/2010             10,625                       10,551
 4/30/2010             10,442                       10,394
 5/31/2010              9,220                        9,247
 6/30/2010              9,057                        9,113
 7/31/2010             10,192                        9,955
 8/31/2010              9,694                        9,658
 9/30/2010             10,732                       10,584
10/31/2010             11,105                       10,961
11/30/2010             10,545                       10,497
12/31/2010             11,531                       11,342
 1/31/2011             12,028                       11,586
 2/28/2011             12,424                       12,016
 3/31/2011             12,086                       11,775
 4/30/2011             12,725                       12,417
 5/31/2011             12,267                       12,049
 6/30/2011             12,096                       11,877
 7/31/2011             11,713                       11,681
 8/31/2011             10,453                       10,694
 9/30/2011              9,314                        9,620
10/31/2011             10,210                       10,555
11/30/2011              9,873                       10,067
12/31/2011              9,607                        9,958
 1/31/2012             10,256                       10,495
 2/29/2012             10,786                       11,072
 3/31/2012             10,705                       10,990
 4/30/2012             10,320                       10,804
 5/31/2012              9,041                        9,572
 6/30/2012              9,685                       10,199
 7/31/2012              9,643                       10,326
 8/31/2012             10,042                       10,621
 9/30/2012             10,402                       10,943
10/31/2012             10,531                       11,020
11/30/2012             10,696                       11,252
12/31/2012             11,222                       11,592
 1/31/2013             11,754                       12,162
 2/28/2013             11,399                       12,041
 3/31/2013             11,437                       12,136
 4/30/2013             12,000                       12,689
 5/31/2013             11,852                       12,405
 6/30/2013             11,440                       11,940
 7/31/2013             12,216                       12,575
 8/31/2013             12,133                       12,413
 9/30/2013             13,049                       13,291
10/31/2013             13,496                       13,737
11/30/2013             13,548                       13,821
12/31/2013             13,845                       14,029
 1/31/2014             13,338                       13,463
 2/28/2014             14,099                       14,197
 3/31/2014             13,999                       14,134
 4/30/2014             14,241                       14,357
 5/31/2014             14,394                       14,579
 6/30/2014             14,576                       14,786
 7/31/2014             14,248                       14,522
 8/31/2014             14,256                       14,534
 9/30/2014             13,636                       13,937
10/31/2014             13,397                       13,715
11/30/2014             13,405                       13,884
12/31/2014             12,900                       13,422
 1/31/2015             12,816                       13,375
 2/28/2015             13,737                       14,174
 3/31/2015             13,450                       13,937
 4/30/2015             14,185                       14,540
 5/31/2015             14,194                       14,414
 6/30/2015             13,780                       14,005
 7/31/2015             13,651                       14,227
 8/31/2015             12,635                       13,190
 9/30/2015             11,773                       12,524
10/31/2015             12,672                       13,467
11/30/2015             12,508                       13,252
12/31/2015             12,107                       13,015
 1/31/2016             11,162                       12,119
 2/29/2016             10,806                       11,949
 3/31/2016             11,630                       12,761
 4/30/2016             12,194                       13,171
 5/31/2016             11,961                       13,022
 6/30/2016             11,531                       12,626
 7/31/2016             12,042                       13,248
 8/31/2016             12,361                       13,260
 9/30/2016             12,496                       13,421
10/31/2016             12,661                       13,160
11/30/2016             12,725                       12,949
12/31/2016             13,146                       13,372
 1/31/2017             13,711                       13,770
 2/28/2017             13,609                       13,929
 3/31/2017             13,918                       14,283
 4/30/2017             14,122                       14,586
 5/31/2017             14,363                       15,073
 6/30/2017             14,523                       15,087
 7/31/2017             15,202                       15,536
 8/31/2017             15,184                       15,532
 9/30/2017             15,731                       15,935
10/31/2017             16,016                       16,153
11/30/2017             16,177                       16,316
12/31/2017             16,594                       16,609
 1/31/2018             17,569                       17,383
 2/28/2018             16,585                       16,557
 3/31/2018             16,383                       16,271
 4/30/2018             16,824                       16,644
 5/31/2018             16,220                       16,329
 6/30/2018             15,853                       16,150
 7/31/2018             16,360                       16,546
 8/31/2018             15,785                       16,233
 9/30/2018             16,070                       16,360
10/31/2018             14,720                       15,060
11/30/2018             14,602                       15,047
12/31/2018             13,726                       14,269
 1/31/2019             14,797                       15,287
 2/28/2019             15,050                       15,680
 3/31/2019             14,886                       15,760
 4/30/2019             15,373                       16,206
 5/31/2019             14,217                       15,440
 6/30/2019             15,113                       16,357            Past performance is not predictive of
 7/31/2019             14,617                       16,160            future performance.
 8/31/2019             14,017                       15,763
 9/30/2019             14,736                       16,205            The returns shown do not reflect the
10/31/2019             15,235                       16,729            deduction of taxes that a shareholder
                                                                      would pay on fund distributions or the
         AVERAGE ANNUAL       ONE        FIVE        TEN              redemption of fund shares.
         TOTAL RETURN         YEAR       YEARS      YEARS
         ------------------------------------------------------       MSCI data copyright MSCI 2019, all
                              3.50%      2.60%      4.30%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE PORTFOLIO III VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                                     [CHART]

                   U.S. Large Cap
                 Value Portfolio III      Russell 1000/R/ Value Index
                ---------------------     ---------------------------
10/31/2009            $10,000                      $10,000
11/30/2009             10,562                       10,564
12/31/2009             10,855                       10,751
 1/31/2010             10,598                       10,448
 2/28/2010             11,063                       10,778
 3/31/2010             11,925                       11,480
 4/30/2010             12,300                       11,777
 5/31/2010             11,250                       10,809
 6/30/2010             10,399                       10,200
 7/31/2010             11,210                       10,891
 8/31/2010             10,532                       10,425
 9/30/2010             11,566                       11,234
10/31/2010             11,996                       11,571
11/30/2010             11,903                       11,509
12/31/2010             13,067                       12,418
 1/31/2011             13,482                       12,698
 2/28/2011             14,212                       13,167
 3/31/2011             14,279                       13,219
 4/30/2011             14,636                       13,571
 5/31/2011             14,432                       13,428
 6/30/2011             14,172                       13,152
 7/31/2011             13,523                       12,716
 8/31/2011             12,379                       11,923
 9/30/2011             11,128                       11,022
10/31/2011             12,672                       12,283
11/30/2011             12,569                       12,220
12/31/2011             12,667                       12,466
 1/31/2012             13,298                       12,938
 2/29/2012             14,068                       13,453
 3/31/2012             14,324                       13,852
 4/30/2012             14,029                       13,711
 5/31/2012             13,032                       12,907
 6/30/2012             13,737                       13,548
 7/31/2012             13,868                       13,688
 8/31/2012             14,417                       13,985
 9/30/2012             14,950                       14,429
10/31/2012             14,994                       14,358
11/30/2012             15,020                       14,352
12/31/2012             15,475                       14,649
 1/31/2013             16,562                       15,601
 2/28/2013             16,774                       15,825
 3/31/2013             17,575                       16,452
 4/30/2013             17,761                       16,700
 5/31/2013             18,488                       17,129
 6/30/2013             18,283                       16,978
 7/31/2013             19,378                       17,895
 8/31/2013             18,808                       17,216
 9/30/2013             19,357                       17,647
10/31/2013             20,340                       18,420
11/30/2013             21,189                       18,934
12/31/2013             21,758                       19,413
 1/31/2014             20,895                       18,724
 2/28/2014             21,602                       19,534
 3/31/2014             22,111                       20,000
 4/30/2014             22,258                       20,190
 5/31/2014             22,746                       20,486
 6/30/2014             23,366                       21,021
 7/31/2014             23,191                       20,663
 8/31/2014             23,931                       21,422
 9/30/2014             23,341                       20,980
10/31/2014             23,518                       21,452
11/30/2014             23,796                       21,891
12/31/2014             23,974                       22,025
 1/31/2015             22,786                       21,145
 2/28/2015             24,396                       22,168
 3/31/2015             23,937                       21,866
 4/30/2015             24,421                       22,070
 5/31/2015             24,697                       22,336
 6/30/2015             24,299                       21,890
 7/31/2015             24,229                       21,986
 8/31/2015             22,763                       20,676
 9/30/2015             22,028                       20,052
10/31/2015             23,832                       21,565
11/30/2015             23,922                       21,648
12/31/2015             23,172                       21,182
 1/31/2016             21,593                       20,088
 2/29/2016             21,636                       20,082
 3/31/2016             23,211                       21,529
 4/30/2016             23,840                       21,981
 5/31/2016             24,160                       22,323
 6/30/2016             24,137                       22,516
 7/31/2016             24,962                       23,170
 8/31/2016             25,262                       23,348
 9/30/2016             25,381                       23,300
10/31/2016             24,950                       22,939
11/30/2016             26,911                       24,249
12/31/2016             27,595                       24,855
 1/31/2017             27,987                       25,032
 2/28/2017             28,837                       25,932
 3/31/2017             28,570                       25,668
 4/30/2017             28,762                       25,619
 5/31/2017             28,739                       25,594
 6/30/2017             29,211                       26,013
 7/31/2017             29,709                       26,358
 8/31/2017             29,437                       26,051
 9/30/2017             30,575                       26,823
10/31/2017             31,018                       27,018
11/30/2017             32,120                       27,845
12/31/2017             32,868                       28,251
 1/31/2018             34,560                       29,344
 2/28/2018             32,844                       27,943
 3/31/2018             32,107                       27,451
 4/30/2018             32,156                       27,542
 5/31/2018             32,462                       27,705
 6/30/2018             32,231                       27,774
 7/31/2018             33,571                       28,873
 8/31/2018             34,050                       29,300
 9/30/2018             34,084                       29,358
10/31/2018             31,921                       27,838
11/30/2018             32,663                       28,669
12/31/2018             29,074                       25,916
 1/31/2019             31,604                       27,933
 2/28/2019             32,390                       28,825
 3/31/2019             32,229                       29,009
 4/30/2019             33,340                       30,038
 5/31/2019             30,770                       28,106               Past performance is not predictive of
 6/30/2019             33,228                       30,124               future performance.
 7/31/2019             33,578                       30,374
 8/31/2019             32,205                       29,481               The returns shown do not reflect the
 9/30/2019             33,477                       30,532               deduction of taxes that a shareholder
10/31/2019             34,196                       30,959               would pay on fund distributions or the
                                                                         redemption of fund shares.
          AVERAGE ANNUAL        ONE        FIVE        TEN
          TOTAL RETURN          YEAR       YEARS      YEARS              Russell data copyright (C) Russell
          --------------------------------------------------------       Investment Group 1995-2019, all rights
                                7.12%      7.77%      13.08%             reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II VS.
RUSSELL 3000(R) VALUE INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                                     [CHART]

             Tax-Managed U.S. Marketwide
                  Value Portfolio II              Russell 3000/R/ Value Index
             ---------------------------          ---------------------------
10/31/2009            $10,000                               $10,000
11/30/2009             10,466                                10,544
12/31/2009             10,854                                10,778
 1/31/2010             10,548                                10,474
 2/28/2010             11,034                                10,817
 3/31/2010             11,903                                11,537
 4/30/2010             12,363                                11,879
 5/31/2010             11,308                                10,900
 6/30/2010             10,438                                10,258
 7/31/2010             11,280                                10,955
 8/31/2010             10,538                                10,458
 9/30/2010             11,592                                11,294
10/31/2010             12,046                                11,640
11/30/2010             12,074                                11,607
12/31/2010             13,210                                12,527
 1/31/2011             13,538                                12,787
 2/28/2011             14,305                                13,274
 3/31/2011             14,399                                13,337
 4/30/2011             14,738                                13,681
 5/31/2011             14,500                                13,528
 6/30/2011             14,250                                13,246
 7/31/2011             13,644                                12,806
 8/31/2011             12,514                                11,980
 9/30/2011             11,242                                11,043
10/31/2011             12,800                                12,332
11/30/2011             12,699                                12,271
12/31/2011             12,828                                12,514
 1/31/2012             13,497                                13,016
 2/29/2012             14,212                                13,508
 3/31/2012             14,515                                13,910
 4/30/2012             14,245                                13,764
 5/31/2012             13,248                                12,954
 6/30/2012             13,945                                13,595
 7/31/2012             14,067                                13,715
 8/31/2012             14,591                                14,022
 9/30/2012             15,122                                14,471
10/31/2012             15,169                                14,392
11/30/2012             15,263                                14,390
12/31/2012             15,703                                14,710
 1/31/2013             16,736                                15,660
 2/28/2013             17,001                                15,881
 3/31/2013             17,842                                16,513
 4/30/2013             17,975                                16,742
 5/31/2013             18,564                                17,177
 6/30/2013             18,449                                17,032
 7/31/2013             19,565                                17,965
 8/31/2013             18,993                                17,275
 9/30/2013             19,686                                17,752
10/31/2013             20,614                                18,513
11/30/2013             21,466                                19,046
12/31/2013             22,065                                19,518
 1/31/2014             21,189                                18,820
 2/28/2014             21,968                                19,638
 3/31/2014             22,298                                20,089
 4/30/2014             22,347                                20,223
 5/31/2014             22,877                                20,506
 6/30/2014             23,466                                21,071
 7/31/2014             23,098                                20,638
 8/31/2014             23,950                                21,407
 9/30/2014             23,336                                20,887
10/31/2014             23,744                                21,431
11/30/2014             24,045                                21,827
12/31/2014             24,291                                21,997
 1/31/2015             23,075                                21,114
 2/28/2015             24,742                                22,133
 3/31/2015             24,504                                21,884
 4/30/2015             24,760                                22,035
 5/31/2015             25,134                                22,293
 6/30/2015             24,873                                21,884
 7/31/2015             24,942                                21,923
 8/31/2015             23,371                                20,635
 9/30/2015             22,640                                20,005
10/31/2015             24,427                                21,483
11/30/2015             24,476                                21,607
12/31/2015             23,651                                21,088
 1/31/2016             22,147                                19,973
 2/29/2016             22,097                                19,979
 3/31/2016             23,643                                21,435
 4/30/2016             24,236                                21,885
 5/31/2016             24,521                                22,230
 6/30/2016             24,500                                22,413
 7/31/2016             25,166                                23,105
 8/31/2016             25,423                                23,313
 9/30/2016             25,539                                23,282
10/31/2016             25,106                                22,890
11/30/2016             27,023                                24,328
12/31/2016             27,758                                24,968
 1/31/2017             28,090                                25,117
 2/28/2017             28,862                                25,976
 3/31/2017             28,624                                25,715
 4/30/2017             28,893                                25,678
 5/31/2017             28,786                                25,592
 6/30/2017             29,278                                26,046
 7/31/2017             29,722                                26,379
 8/31/2017             29,441                                26,046
 9/30/2017             30,516                                26,897
10/31/2017             30,778                                27,080
11/30/2017             31,909                                27,905
12/31/2017             32,519                                28,262
 1/31/2018             34,178                                29,300
 2/28/2018             32,440                                27,896
 3/31/2018             31,768                                27,465
 4/30/2018             31,915                                27,585
 5/31/2018             32,244                                27,857
 6/30/2018             32,209                                27,935
 7/31/2018             33,543                                28,994
 8/31/2018             34,181                                29,442
 9/30/2018             34,243                                29,441
10/31/2018             32,090                                27,834
11/30/2018             32,800                                28,638
12/31/2018             29,247                                25,838
 1/31/2019             31,963                                27,905
 2/28/2019             32,932                                28,810
 3/31/2019             32,690                                28,922
 4/30/2019             34,013                                29,952
 5/31/2019             31,560                                27,991
 6/30/2019             33,875                                29,985              Past performance is not predictive of
 7/31/2019             34,323                                30,220              future performance.
 8/31/2019             32,739                                29,278
 9/30/2019             34,033                                30,352              The returns shown do not reflect the
10/31/2019             34,920                                30,797              deduction of taxes that a shareholder
                                                                                 would pay on fund distributions or the
                                                                                 redemption of fund shares.
           AVERAGE ANNUAL         ONE          FIVE          TEN
           TOTAL RETURN           YEAR         YEARS        YEARS                Russell data copyright (C) Russell
           --------------------------------------------------------------        Investment Group 1995-2019, all rights
                                  8.82%        8.02%        13.32%               reserved.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2019

   Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

                       12 MONTHS ENDED OCTOBER 31, 2019
                       --------------------------------

                                                 RETURN IN U.S. DOLLARS
                                                 ----------------------
        MSCI World ex USA Index.................         11.08%
        MSCI World ex USA Mid Cap Index.........         10.71%
        MSCI World ex USA Small Cap Index.......          8.61%
        MSCI World ex USA Value Index...........          5.95%
        MSCI World ex USA Growth Index..........         16.25%

   For the 12 Months Ended October 31, 2019, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

                       12 MONTHS ENDED OCTOBER 31, 2019
                       --------------------------------

    TEN LARGEST FOREIGN DEVELOPED
    MARKETS BY MARKET CAP               LOCAL RETURN RETURN IN U.S. DOLLARS
    -----------------------------       ------------ ----------------------
    Japan..............................     4.57%             9.16%
    United Kingdom.....................     5.73%             7.08%
    France.............................    14.29%            12.54%
    Canada.............................    11.54%            11.45%
    Switzerland........................    16.43%            18.69%
    Germany............................     9.14%             7.46%
    Australia..........................    20.12%            16.76%
    Netherlands........................    21.77%            20.09%
    Hong Kong..........................    15.60%            15.63%
    Spain..............................     7.47%             5.82%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2019, all rights reserved.

   Emerging markets had positive performance for the period, outperforming non-U.S. developed markets but underperforming the U.S. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices.

                       12 MONTHS ENDED OCTOBER 31, 2019
                       --------------------------------

                                                 RETURN IN U.S. DOLLARS
                                                 ----------------------
        MSCI Emerging Markets Index.............         11.86%
        MSCI Emerging Markets Mid Cap Index.....         11.08%
        MSCI Emerging Markets Small Cap Index...          9.69%
        MSCI Emerging Markets Value Index.......          6.00%
        MSCI Emerging Markets Growth Index......         17.97%

   For the 12 Months Ended October 31, 2019, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S.
dollar-denominated returns of emerging markets.

                       12 MONTHS ENDED OCTOBER 31, 2019
                       --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------  ------------ ----------------------
              China........................    12.94%            12.90%
              Korea........................     7.43%             5.22%
              Taiwan.......................    20.39%            22.38%
              India........................    12.67%            17.46%
              Brazil.......................    22.35%            13.21%
              South Africa.................    10.59%             8.41%
              Russia.......................    31.36%            34.30%
              Thailand.....................    -4.10%             5.28%
              Mexico.......................     1.02%             6.71%
              Saudi Arabia.................    -1.29%            -1.27%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2019, all rights reserved.

   For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2019, these differences generally detracted from the Portfolios' relative performance.

DFA INTERNATIONAL VALUE PORTFOLIO III

   The DFA International Value Portfolio III invests in developed ex U.S. large company value stocks by purchasing shares of The DFA International Value Series, a Master Fund managed by Dimensional that invests in such stocks. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher-profitability within the large-cap value segment of developed ex U.S. markets. As of October 31, 2019, the Master Fund held approximately 550 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2019, total returns were 3.50% for the Portfolio and 11.08% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks underperforming high relative price (growth) stocks for the period, the Master Fund's focus on value stocks detracted from performance relative to the style-neutral benchmark.

 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2019

   U.S. equities had mostly positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 13.5%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks as measured by Russell indices. Value stocks underperformed growth stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2019
               -------------------------------------------------

              Russell 3000(R) Index........................ 13.49%
              Russell 1000(R) Index (large-cap stocks)..... 14.15%
              Russell Midcap(R) Index (mid-cap stocks)..... 13.72%
              Russell 2000(R) Index (small-cap stocks).....  4.90%
              Russell Microcap(R) Index (micro-cap stocks). -3.27%
              Dow Jones U.S. Select REIT Index/SM/......... 20.72%

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2019
               -------------------------------------------------

         Russell 1000(R) Value Index (large-cap value stocks)... 11.21%
         Russell 1000(R) Growth Index (large-cap growth stocks). 17.10%
         Russell 2000(R) Value Index (small-cap value stocks)...  3.22%
         Russell 2000(R) Growth Index (small-cap growth stocks).  6.40%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. LARGE CAP VALUE PORTFOLIO III

   The U.S. Large Cap Value Portfolio III is designed to capture the returns of U.S. large-cap value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund managed by Dimensional that invests in such stocks. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap value segment of the U.S. market. As of October 31, 2019, the Master Fund held approximately 330 securities. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 7.12% for the Portfolio and 11.21% for the Russell 1000(R) Value Index, the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Master Fund's greater emphasis on value stocks detracted from performance relative to the benchmark. At the sector level, the Master Fund's exclusions of real estate investment trusts (REITs) and certain utilities also detracted from relative performance, as REITs and utilities generally outperformed in the U.S.

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

   The Tax-Managed U.S. Marketwide Value Portfolio II invests in a broadly diversified group of U.S. low relative price (value) stocks by purchasing shares of The Tax-Managed U.S. Marketwide Value Series, a Master Fund managed by Dimensional that invests in such stocks while considering the federal tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Master Fund held approximately 1,200 securities. Average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2019, total returns were 8.82% for the Portfolio and 10.65% for the Russell 3000(R) Value Index, the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Master Fund's greater emphasis on value stocks detracted from performance relative to the benchmark. At the sector level, the Master Fund's exclusions of real estate investment trusts (REITs) and certain utilities had a negative impact on relative performance, as REITs and utilities generally outperformed in the U.S.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

   This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

   To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2019

EXPENSE TABLES

                                           BEGINNING  ENDING               EXPENSES
                                            ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                             VALUE    VALUE     EXPENSE     DURING
                                           05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                           --------- --------- ---------- ----------
DFA INTERNATIONAL VALUE PORTFOLIO III (2)
-----------------------------------------
Actual Fund Return........................ $1,000.00 $  991.00    0.25%     $1.25
Hypothetical 5% Annual Return............. $1,000.00 $1,023.95    0.25%     $1.28
U.S. LARGE CAP VALUE PORTFOLIO III (2)
--------------------------------------
Actual Fund Return........................ $1,000.00 $1,025.60    0.14%     $0.71
Hypothetical 5% Annual Return............. $1,000.00 $1,024.50    0.14%     $0.71

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    BEGINNING  ENDING               EXPENSES
                                                     ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                                      VALUE    VALUE     EXPENSE     DURING
                                                    05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                                    --------- --------- ---------- ----------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II (2)
--------------------------------------------------
Actual Fund Return................................. $1,000.00 $1,026.70    0.24%     $1.23
Hypothetical 5% Annual Return...................... $1,000.00 $1,024.00    0.24%     $1.22

--------
(1) Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period
     (184), then divided by the number of days in the year (365) to reflect the six-month period.
(2) The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on September 27, 2019. They are available upon request, without charge, by calling collect:
(512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

   The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere in the report. Refer to the Summary Schedules of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

                                                AFFILIATED INVESTMENT COMPANIES
                                                -------------------------------
DFA International Value Portfolio III..........              100.0%
U.S. Large Cap Value Portfolio III.............              100.0%
Tax-Managed U.S. Marketwide Value Portfolio II.              100.0%

                     DFA INTERNATIONAL VALUE PORTFOLIO III

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                                          VALUE+
                                                                                      --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company. $2,810,291,391
                                                                                      --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES................................. $2,810,291,391
                                                                                      ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                      U.S. LARGE CAP VALUE PORTFOLIO III

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                                       VALUE+
                                                                                   --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company. $4,018,010,970
                                                                                   --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.............................. $4,018,010,970
                                                                                   ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                                                    VALUE+
                                                                                                --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company. $1,917,208,722
                                                                                                --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........................................... $1,917,208,722
                                                                                                ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                         TAX-MANAGED
                                                             DFA                            U.S.
                                                        INTERNATIONAL  U.S. LARGE CAP    MARKETWIDE
                                                       VALUE PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO
                                                             III             III             II
                                                       --------------- --------------- ---------------
ASSETS:
Investments in Affiliated Investment Company at Value.  $  2,810,291    $  4,018,011    $  1,917,209
Receivables:
   Fund Shares Sold...................................         1,928           2,523             265
   Due from Advisor...................................            --              --               1
Prepaid Expenses and Other Assets.....................            57              51              29
                                                        ------------    ------------    ------------
       Total Assets...................................     2,812,276       4,020,585       1,917,504
                                                        ------------    ------------    ------------
LIABILITIES:
Payables:
   Fund Shares Redeemed...............................         1,743           2,984             368
   Due to Advisor.....................................            13              29              --
Accrued Expenses and Other Liabilities................           189             222             115
                                                        ------------    ------------    ------------
       Total Liabilities..............................         1,945           3,235             483
                                                        ------------    ------------    ------------
NET ASSETS............................................  $  2,810,331    $  4,017,350    $  1,917,021
                                                        ============    ============    ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)...............   191,675,131     159,233,540      66,699,094
                                                        ============    ============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...............................................  $      14.66    $      25.23    $      28.74
                                                        ============    ============    ============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................  $  2,715,149    $  2,596,455    $    959,778
Total Distributable Earnings (Loss)...................        95,182       1,420,895         957,243
                                                        ------------    ------------    ------------
NET ASSETS............................................  $  2,810,331    $  4,017,350    $  1,917,021
                                                        ============    ============    ============
(1) NUMBER OF SHARES AUTHORIZED.......................   500,000,000     700,000,000     500,000,000
                                                        ============    ============    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                                                                    TAX-MANAGED
                                                                                        DFA                            U.S.
                                                                                   INTERNATIONAL  U.S. LARGE CAP    MARKETWIDE
                                                                                  VALUE PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO
                                                                                       III*            III*             II*
                                                                                  --------------- --------------- ---------------
INVESTMENT INCOME
Net Investment Income Allocated from Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $10,148, $0 and $5, respectively).    $101,952        $ 97,641        $ 43,423
   Income from Securities Lending................................................       1,460             212             260
   Expenses Allocated from Affiliated Investment Companies.......................      (5,295)         (4,106)         (3,804)
                                                                                     --------        --------        --------
       Total Net Investment Income Allocated from Affiliated Investment
         Companies:..............................................................      98,117          93,747          39,879
                                                                                     --------        --------        --------
FUND EXPENSES
   Investment Management Fees....................................................       5,262           4,129           3,617
   Accounting & Transfer Agent Fees..............................................         329             431             341
   Custodian Fees................................................................          --               1              --
   Filing Fees...................................................................         116             109              65
   Shareholders' Reports.........................................................          81              70              35
   Directors'/Trustees' Fees & Expenses..........................................          14              22              11
   Audit Fees....................................................................          36              23               6
   Legal Fees....................................................................           9              14               7
   Other.........................................................................          12              21               9
                                                                                     --------        --------        --------
       Total Fund Expenses.......................................................       5,859           4,820           4,091
                                                                                     --------        --------        --------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
     Recovered by Advisor (Note C)...............................................      (5,012)         (3,753)         (3,617)
                                                                                     --------        --------        --------
   Net Expenses..................................................................         847           1,067             474
                                                                                     --------        --------        --------
   NET INVESTMENT INCOME (LOSS)..................................................      97,270          92,680          39,405
                                                                                     --------        --------        --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Transactions Allocated from Affiliated Investment Company**...............      (5,174)        124,324          31,521
   Change in Unrealized Appreciation (Depreciation) of:..........................
       Transactions Allocated from Affiliated Investment Company.................      12,929          49,785          76,470
                                                                                     --------        --------        --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).......................................       7,755         174,109         107,991
                                                                                     --------        --------        --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..................    $105,025        $266,789        $147,396
                                                                                     ========        ========        ========

--------
** Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                                           TAX-MANAGED U.S.
                                                        DFA INTERNATIONAL VALUE  U.S. LARGE CAP VALUE   MARKETWIDE VALUE PORTFOLIO
                                                             PORTFOLIO III           PORTFOLIO III                II
                                                        ----------------------  ----------------------  -------------------------
                                                           YEAR        YEAR        YEAR        YEAR        YEAR          YEAR
                                                           ENDED       ENDED       ENDED       ENDED       ENDED         ENDED
                                                          OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,       OCT 31,
                                                           2019        2018        2019        2018        2019          2018
                                                        ----------  ----------  ----------  ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........................ $   97,270  $   83,293  $   92,680  $   82,946  $   39,405    $   37,440
   Net Realized Gain (Loss) on:
       Transactions Allocated from Affiliated
         Investment Company*,**........................     (5,174)     81,363     124,324     243,853      31,521        64,341
   Change in Unrealized Appreciation
     (Depreciation) of:
       Transactions Allocated from Affiliated
         Investment Company............................     12,929    (376,516)     49,785    (217,553)     76,470       (24,214)
                                                        ----------  ----------  ----------  ----------   ----------   ----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations.................................    105,025    (211,860)    266,789     109,246     147,396        77,567
                                                        ----------  ----------  ----------  ----------   ----------   ----------
Distributions:
       Institutional Class Shares......................   (142,481)    (80,332)   (316,714)   (315,399)   (100,360)      (96,424)
                                                        ----------  ----------  ----------  ----------   ----------   ----------
          Total Distributions..........................   (142,481)    (80,332)   (316,714)   (315,399)   (100,360)      (96,424)
                                                        ----------  ----------  ----------  ----------   ----------   ----------
Capital Share Transactions (1):
   Shares Issued.......................................    758,696     398,755     736,775     541,431     230,613       157,678
   Shares Issued in Reorganization.....................         --      71,080          --      58,077          --            --
   Shares Issued in Lieu of Cash Distributions.........    115,126      62,862     241,049     239,830      99,720        95,824
   Shares Redeemed.....................................   (447,739)   (360,285)   (704,641)   (548,054)   (302,026)     (208,404)
                                                        ----------  ----------  ----------  ----------   ----------   ----------
          Net Increase (Decrease) from Capital
            Share Transactions.........................    426,083     172,412     273,183     291,284      28,307        45,098
                                                        ----------  ----------  ----------  ----------   ----------   ----------
          Total Increase (Decrease) in Net
            Assets.....................................    388,627    (119,780)    223,258      85,131      75,343        26,241
NET ASSETS
   Beginning of Year...................................  2,421,704   2,541,484   3,794,092   3,708,961   1,841,678     1,815,437
                                                        ----------  ----------  ----------  ----------   ----------   ----------
   End of Year......................................... $2,810,331  $2,421,704  $4,017,350  $3,794,092  $1,917,021    $1,841,678
                                                        ==========  ==========  ==========  ==========   ==========   ==========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued......................................     53,745      24,085      30,983      20,068       8,691         5,458
    Shares Issued in Reorganization....................         --       3,991          --       2,097          --            --
    Shares Issued in Lieu of Cash
      Distributions....................................      8,171       3,818      10,648       9,001       3,901         3,357
    Shares Redeemed....................................    (31,307)    (21,282)    (29,266)    (20,209)    (11,611)       (7,237)
                                                        ----------  ----------  ----------  ----------   ----------   ----------
          Net Increase (Decrease) from Shares
            Issued and Redeemed........................     30,609      10,612      12,365      10,957         981         1,578
                                                        ==========  ==========  ==========  ==========   ==========   ==========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              DFA INTERNATIONAL VALUE PORTFOLIO III
                                                                  ------------------------------------------------------------
                                                                     YEAR        YEAR         YEAR        YEAR         YEAR
                                                                     ENDED       ENDED        ENDED       ENDED        ENDED
                                                                    OCT 31,     OCT 31,      OCT 31,     OCT 31,      OCT 31,
                                                                     2019        2018         2017        2016         2015
                                                                  ----------  ----------   ----------  ----------   ----------
Net Asset Value, Beginning of Year............................... $    15.04  $    16.89   $    13.80  $    14.65   $    16.26
                                                                  ----------  ----------   ----------  ----------   ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)..................................       0.56        0.54         0.50        0.49         0.52
   Net Gains (Losses) on Securities (Realized and Unrealized)....      (0.09)      (1.87)        3.10       (0.56)       (1.38)
                                                                  ----------  ----------   ----------  ----------   ----------
     Total from Investment Operations............................       0.47       (1.33)        3.60       (0.07)       (0.86)
                                                                  ----------  ----------   ----------  ----------   ----------
Less Distributions:
-------------------
   Net Investment Income.........................................      (0.51)      (0.52)       (0.51)      (0.47)       (0.49)
   Net Realized Gains............................................      (0.34)         --           --       (0.31)       (0.26)
                                                                  ----------  ----------   ----------  ----------   ----------
     Total Distributions.........................................      (0.85)      (0.52)       (0.51)      (0.78)       (0.75)
                                                                  ----------  ----------   ----------  ----------   ----------
Net Asset Value, End of Year..................................... $    14.66  $    15.04   $    16.89  $    13.80   $    14.65
                                                                  ==========  ==========   ==========  ==========   ==========
Total Return.....................................................       3.50%      (8.09%)      26.50%      (0.09%)      (5.41%)
                                                                  ----------  ----------   ----------  ----------   ----------
Net Assets, End of Year (thousands).............................. $2,810,331  $2,421,704   $2,541,484  $2,067,127   $1,926,577
Ratio of Expenses to Average Net Assets (B)......................       0.25%       0.24%        0.24%       0.24%        0.25%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor) (B).......................................       0.45%       0.44%        0.44%       0.44%        0.30%
Ratio of Net Investment Income to Average Net Assets.............       3.88%       3.20%        3.30%       3.70%        3.29%
                                                                  ----------  ----------   ----------  ----------   ----------

                                                                              U.S. LARGE CAP VALUE PORTFOLIO III
                                                                  ----------------------------------------------------------
                                                                     YEAR        YEAR        YEAR        YEAR        YEAR
                                                                     ENDED       ENDED       ENDED       ENDED       ENDED
                                                                    OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                                     2019        2018        2017        2016        2015
                                                                  ----------  ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Year............................... $    25.83  $    27.29  $    23.15  $    23.91  $    25.30
                                                                  ----------  ----------  ----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)..................................       0.60        0.58        0.56        0.53        0.53
   Net Gains (Losses) on Securities (Realized and Unrealized)....       0.95        0.25        4.94        0.49       (0.26)
                                                                  ----------  ----------  ----------  ----------  ----------
     Total from Investment Operations............................       1.55        0.83        5.50        1.02        0.27
                                                                  ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income.........................................      (0.54)      (0.54)      (0.53)      (0.54)      (0.50)
   Net Realized Gains............................................      (1.61)      (1.75)      (0.83)      (1.24)      (1.16)
                                                                  ----------  ----------  ----------  ----------  ----------
     Total Distributions.........................................      (2.15)      (2.29)      (1.36)      (1.78)      (1.66)
                                                                  ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Year..................................... $    25.23  $    25.83  $    27.29  $    23.15  $    23.91
                                                                  ==========  ==========  ==========  ==========  ==========
Total Return.....................................................       7.12%       2.91%      24.32%       4.69%       1.34%
                                                                  ----------  ----------  ----------  ----------  ----------
Net Assets, End of Year (thousands).............................. $4,017,350  $3,794,092  $3,708,961  $3,061,350  $3,003,155
Ratio of Expenses to Average Net Assets (B)......................       0.14%       0.13%       0.13%       0.13%       0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor) (B).......................................       0.24%       0.23%       0.23%       0.23%       0.16%
Ratio of Net Investment Income to Average Net Assets.............       2.47%       2.12%       2.17%       2.38%       2.18%
                                                                  ----------  ----------  ----------  ----------  ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
                                                                ----------------------------------------------------------
                                                                   YEAR        YEAR        YEAR        YEAR        YEAR
                                                                   ENDED       ENDED       ENDED       ENDED       ENDED
                                                                  OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                                   2019        2018        2017        2016        2015
                                                                ----------  ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Year............................. $    28.02  $    28.30  $    24.36  $    24.61  $    24.42
                                                                ----------  ----------  ----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)................................       0.60        0.58        0.54        0.48        0.45
   Net Gains (Losses) on Securities (Realized and
     Unrealized)...............................................       1.66        0.63        4.84        0.16        0.24
                                                                ----------  ----------  ----------  ----------  ----------
       Total from Investment Operations........................       2.26        1.21        5.38        0.64        0.69
                                                                ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income.......................................      (0.56)      (0.54)      (0.53)      (0.48)      (0.43)
   Net Realized Gains..........................................      (0.98)      (0.95)      (0.91)      (0.41)      (0.07)
                                                                ----------  ----------  ----------  ----------  ----------
       Total Distributions.....................................      (1.54)      (1.49)      (1.44)      (0.89)      (0.50)
                                                                ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Year................................... $    28.74  $    28.02  $    28.30  $    24.36  $    24.61
                                                                ==========  ==========  ==========  ==========  ==========
Total Return...................................................       8.82%       4.27%      22.59%       2.78%       2.88%
                                                                ----------  ----------  ----------  ----------  ----------
Net Assets, End of Year (thousands)............................ $1,917,021  $1,841,678  $1,815,437  $1,524,537  $1,487,169
Ratio of Expenses to Average Net Assets (B)....................       0.24%       0.22%       0.22%       0.22%       0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor) (B)...............................       0.44%       0.42%       0.42%       0.42%       0.28%
Ratio of Net Investment Income to Average Net Assets...........       2.18%       1.98%       2.01%       2.04%       1.80%
                                                                ----------  ----------  ----------  ----------  ----------
See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twelve portfolios, three of which, DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II (the "Portfolios"), are presented in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

   DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II invest substantially all of their assets in The DFA International Value Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series (the "Series"), respectively, each a corresponding series of The DFA Investment Trust Company. As of October 31, 2019, DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II owned 23%, 13% and 26% of their respective Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Portfolios' investments reflect their proportionate interests in the net assets of their respective Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments is disclosed previously in this note. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA

International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2019, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: The Portfolios recognize their pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from their respective Series, which are each treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

   During the year ended October 31, 2019 the DFA International Value Portfolio III's, U.S. Large Cap Value Portfolio III's and Tax-Managed U.S. Marketwide Value Portfolio II's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.21%, 0.11% and 0.20%, respectively, of each Portfolio's average daily net assets.

   Effective July 21, 2015, pursuant to an Amended and Restated Fee Waiver Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the Money Market Series) to the rates listed below as a percentage of the average net assets of a class of a Portfolio on an annualized basis. The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund.

   During the year ended October 31, 2019, each Portfolio had a total management fee limit based on a percentage of its average net assets on an annualized basis and waived fees (amounts in thousands) as reflected below.

                                                             NET WAIVED FEES/
                                                             EXPENSES ASSUMED
                                                                (RECOVERED
                                                    TOTAL    PREVIOUSLY WAIVED
                                                  MANAGEMENT   FEES/EXPENSES
  INSTITUTIONAL CLASS SHARES                      FEE LIMIT      ASSUMED)
  --------------------------                      ---------- -----------------
  DFA International Value Portfolio III..........    0.21%        $5,012
  U.S. Large Cap Value Portfolio III.............    0.11%         3,753
  Tax-Managed U.S. Marketwide Value Portfolio II.    0.20%         3,617

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2019, the total related amount paid by the Fund to the CCO was $30 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2019, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

              DFA International Value Portfolio III.......... $ 84
              U.S. Large Cap Value Portfolio III.............  117
              Tax-Managed U.S. Marketwide Value Portfolio II.   53

E. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to realized gains on securities considered to be "passive foreign investment companies," non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

                                                NET INVESTMENT
                                                  INCOME AND
                                                  SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
-                                               -------------- ------------- ---------- --------
DFA International Value Portfolio III
2018...........................................    $80,332             --        --     $ 80,332
2019...........................................     87,795       $ 54,686        --      142,481
U.S. Large Cap Value Portfolio III
2018...........................................     87,665        227,735        --      315,400
2019...........................................     83,655        233,059        --      316,714
Tax-Managed U.S. Marketwide Value Portfolio II
2018...........................................     35,428         60,996        --       96,424
2019...........................................     36,772         63,588        --      100,360

   As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                NET INVESTMENT
                                                  INCOME AND
                                                  SHORT-TERM     LONG-TERM
                                                CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                                -------------- ------------- --------
DFA International Value Portfolio III..........    $(2,563)            --    $ (2,563)
U.S. Large Cap Value Portfolio III.............     (8,882)       $(2,987)    (11,869)
Tax-Managed U.S. Marketwide Value Portfolio II.     (1,932)            --      (1,932)

   As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                UNDISTRIBUTED                                               TOTAL NET
                                                NET INVESTMENT                                            DISTRIBUTABLE
                                                  INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                                  SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                                CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                                -------------- ------------- ------------- -------------- -------------
DFA International Value Portfolio III..........    $16,953             --       $(4,994)     $   83,359    $   95,318
U.S. Large Cap Value Portfolio III.............         --       $122,773            --       1,298,326     1,421,099
Tax-Managed U.S. Marketwide Value Portfolio II.      2,212         31,937            --         923,189       957,338

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

                                                        UNLIMITED TOTAL
                                                        --------- ------
        DFA International Value Portfolio III..........  $4,994   $4,994
        U.S. Large Cap Value Portfolio III.............      --       --
        Tax-Managed U.S. Marketwide Value Portfolio II.      --       --

   As of October 31, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                            NET
                                                                                         UNREALIZED
                                                 FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                                 TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                ---------- ------------ -------------- --------------
DFA International Value Portfolio III.......... $2,727,105  $   83,311        --         $   83,311
U.S. Large Cap Value Portfolio III.............  2,719,677   1,298,300        --          1,298,300
Tax-Managed U.S. Marketwide Value Portfolio II.    994,016     923,189        --            923,189

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. government securities in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contract is closed. When the contract is closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

G. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   There were no borrowings by the Portfolios under the lines of credit during the year ended October 31, 2019.

H. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Portfolios' financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios' early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.

J. OTHER:

   As of October 31, 2019, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                APPROXIMATE
                                                                 PERCENTAGE
                                                   NUMBER OF   OF OUTSTANDING
                                                  SHAREHOLDERS     SHARES
                                                  ------------ --------------
  DFA International Value Portfolio III..........      5             94%
  U.S. Large Cap Value Portfolio III.............      5             93%
  Tax-Managed U.S. Marketwide Value Portfolio II.      3             97%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit") and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims were preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the "Supreme Court"), seeking review of the Second Circuit's ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court's decision in Merit Management Group, LP v. FTI Consulting, Inc., 138 S.Ct. 883
(2018) ("Merit Mgmt."), which addressed the scope of the Bankruptcy Code's safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs' petition for certiorari. The Second Circuit's review is pending.

   On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee's proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code's safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the Court's dismissal order and order denying the Trustee's motion for leave to amend to the Second Circuit. The Second Circuit appeal is pending.

   Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

K. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II (three of the portfolios constituting Dimensional Investment Group Inc., hereafter collectively referred to as the "Portfolios") as of October 31, 2019, the related statements of operations for the year ended October 31, 2019, the statements of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2019, and each of the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINIONS

These financial statements are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on the Portfolios' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the transfer agent of the investee funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2019

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                     [CHART]

               The DFA International          MSCI World ex USA
                   Value Series              Index (net dividends)
               ---------------------         ---------------------
10/31/2009            $10,000                      $10,000
11/30/2009             10,298                       10,247
12/31/2009             10,414                       10,411
 1/31/2010              9,812                        9,923
 2/28/2010              9,851                        9,913
 3/31/2010             10,628                       10,551
 4/30/2010             10,447                       10,394
 5/31/2010              9,223                        9,247
 6/30/2010              9,061                        9,113
 7/31/2010             10,194                        9,955
 8/31/2010              9,696                        9,658
 9/30/2010             10,738                       10,584
10/31/2010             11,113                       10,961
11/30/2010             10,557                       10,497
12/31/2010             11,540                       11,342
 1/31/2011             12,032                       11,586
 2/28/2011             12,434                       12,016
 3/31/2011             12,091                       11,775
 4/30/2011             12,738                       12,417
 5/31/2011             12,278                       12,049
 6/30/2011             12,110                       11,877
 7/31/2011             11,722                       11,681
 8/31/2011             10,466                       10,694
 9/30/2011              9,320                        9,620
10/31/2011             10,220                       10,555
11/30/2011              9,883                       10,067
12/31/2011              9,618                        9,958
 1/31/2012             10,265                       10,495
 2/29/2012             10,803                       11,072
 3/31/2012             10,712                       10,990
 4/30/2012             10,330                       10,804
 5/31/2012              9,055                        9,572
 6/30/2012              9,696                       10,199
 7/31/2012              9,657                       10,326
 8/31/2012             10,058                       10,621
 9/30/2012             10,414                       10,943
10/31/2012             10,544                       11,020
11/30/2012             10,712                       11,252
12/31/2012             11,236                       11,592
 1/31/2013             11,767                       12,162
 2/28/2013             11,411                       12,041
 3/31/2013             11,450                       12,136
 4/30/2013             12,013                       12,689
 5/31/2013             11,871                       12,405
 6/30/2013             11,450                       11,940
 7/31/2013             12,233                       12,575
 8/31/2013             12,149                       12,413
 9/30/2013             13,061                       13,291
10/31/2013             13,515                       13,737
11/30/2013             13,566                       13,821
12/31/2013             13,864                       14,029
 1/31/2014             13,359                       13,463
 2/28/2014             14,123                       14,197
 3/31/2014             14,019                       14,134
 4/30/2014             14,259                       14,357
 5/31/2014             14,421                       14,579
 6/30/2014             14,595                       14,786
 7/31/2014             14,272                       14,522
 8/31/2014             14,278                       14,534
 9/30/2014             13,650                       13,937
10/31/2014             13,417                       13,715
11/30/2014             13,424                       13,884
12/31/2014             12,926                       13,422
 1/31/2015             12,841                       13,375
 2/28/2015             13,761                       14,174
 3/31/2015             13,469                       13,937
 4/30/2015             14,207                       14,540
 5/31/2015             14,214                       14,414
 6/30/2015             13,806                       14,005
 7/31/2015             13,670                       14,227
 8/31/2015             12,654                       13,190
 9/30/2015             11,793                       12,524
10/31/2015             12,699                       13,467
11/30/2015             12,531                       13,252
12/31/2015             12,129                       13,015
 1/31/2016             11,184                       12,119
 2/29/2016             10,828                       11,949
 3/31/2016             11,650                       12,761
 4/30/2016             12,214                       13,171
 5/31/2016             11,987                       13,022
 6/30/2016             11,553                       12,626
 7/31/2016             12,065                       13,248
 8/31/2016             12,388                       13,260
 9/30/2016             12,524                       13,421
10/31/2016             12,686                       13,160
11/30/2016             12,744                       12,949
12/31/2016             13,172                       13,372
 1/31/2017             13,735                       13,770
 2/28/2017             13,644                       13,929
 3/31/2017             13,948                       14,283
 4/30/2017             14,149                       14,586
 5/31/2017             14,395                       15,073
 6/30/2017             14,550                       15,087
 7/31/2017             15,236                       15,536
 8/31/2017             15,223                       15,532
 9/30/2017             15,767                       15,935
10/31/2017             16,052                       16,153
11/30/2017             16,214                       16,316
12/31/2017             16,634                       16,609
 1/31/2018             17,612                       17,383
 2/28/2018             16,621                       16,557
 3/31/2018             16,427                       16,271
 4/30/2018             16,867                       16,644
 5/31/2018             16,259                       16,329
 6/30/2018             15,890                       16,150
 7/31/2018             16,395                       16,546
 8/31/2018             15,825                       16,233
 9/30/2018             16,104                       16,360
10/31/2018             14,751                       15,060
11/30/2018             14,641                       15,047
12/31/2018             13,761                       14,269
 1/31/2019             14,835                       15,287
 2/28/2019             15,087                       15,680
 3/31/2019             14,926                       15,760
 4/30/2019             15,411                       16,206
 5/31/2019             14,252                       15,440
 6/30/2019             15,152                       16,357            Past performance is not predictive of
 7/31/2019             14,660                       16,160            future performance.
 8/31/2019             14,058                       15,763
 9/30/2019             14,777                       16,205            The returns shown do not reflect the
10/31/2019             15,282                       16,729            deduction of taxes that a shareholder
                                                                      would pay on fund distributions or the
         AVERAGE ANNUAL       ONE        FIVE        TEN              redemption of fund shares.
         TOTAL RETURN         YEAR       YEARS      YEARS
         ------------------------------------------------------       MSCI data copyright MSCI 2019, all
                              3.60%      2.64%      4.33%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                                     [CHART]

              The U.S. Large Cap Value Series      Russell 1000/R/ Value Index
              -------------------------------      ---------------------------
10/31/2009                $10,000                             $10,000
11/30/2009                 10,564                              10,564
12/31/2009                 10,855                              10,751
 1/31/2010                 10,603                              10,448
 2/28/2010                 11,061                              10,778
 3/31/2010                 11,923                              11,480
 4/30/2010                 12,301                              11,777
 5/31/2010                 11,247                              10,809
 6/30/2010                 10,398                              10,200
 7/31/2010                 11,214                              10,891
 8/31/2010                 10,537                              10,425
 9/30/2010                 11,565                              11,234
10/31/2010                 11,996                              11,571
11/30/2010                 11,903                              11,509
12/31/2010                 13,064                              12,418
 1/31/2011                 13,481                              12,698
 2/28/2011                 14,211                              13,167
 3/31/2011                 14,277                              13,219
 4/30/2011                 14,642                              13,571
 5/31/2011                 14,430                              13,428
 6/30/2011                 14,178                              13,152
 7/31/2011                 13,528                              12,716
 8/31/2011                 12,387                              11,923
 9/30/2011                 11,134                              11,022
10/31/2011                 12,679                              12,283
11/30/2011                 12,573                              12,220
12/31/2011                 12,672                              12,466
 1/31/2012                 13,302                              12,938
 2/29/2012                 14,072                              13,453
 3/31/2012                 14,330                              13,852
 4/30/2012                 14,038                              13,711
 5/31/2012                 13,044                              12,907
 6/30/2012                 13,747                              13,548
 7/31/2012                 13,879                              13,688
 8/31/2012                 14,430                              13,985
 9/30/2012                 14,960                              14,429
10/31/2012                 15,000                              14,358
11/30/2012                 15,033                              14,352
12/31/2012                 15,491                              14,649
 1/31/2013                 16,572                              15,601
 2/28/2013                 16,784                              15,825
 3/31/2013                 17,586                              16,452
 4/30/2013                 17,772                              16,700
 5/31/2013                 18,501                              17,129
 6/30/2013                 18,296                              16,978
 7/31/2013                 19,390                              17,895
 8/31/2013                 18,820                              17,216
 9/30/2013                 19,370                              17,647
10/31/2013                 20,351                              18,420
11/30/2013                 21,207                              18,934
12/31/2013                 21,771                              19,413
 1/31/2014                 20,908                              18,724
 2/28/2014                 21,618                              19,534
 3/31/2014                 22,129                              20,000
 4/30/2014                 22,275                              20,190
 5/31/2014                 22,765                              20,486
 6/30/2014                 23,382                              21,021
 7/31/2014                 23,216                              20,663
 8/31/2014                 23,952                              21,422
 9/30/2014                 23,362                              20,980
10/31/2014                 23,541                              21,452
11/30/2014                 23,820                              21,891
12/31/2014                 23,999                              22,025
 1/31/2015                 22,812                              21,145
 2/28/2015                 24,423                              22,168
 3/31/2015                 23,959                              21,866
 4/30/2015                 24,443                              22,070
 5/31/2015                 24,715                              22,336
 6/30/2015                 24,317                              21,890
 7/31/2015                 24,257                              21,986
 8/31/2015                 22,785                              20,676
 9/30/2015                 22,056                              20,052
10/31/2015                 23,853                              21,565
11/30/2015                 23,946                              21,648
12/31/2015                 23,196                              21,182
 1/31/2016                 21,618                              20,088
 2/29/2016                 21,658                              20,082
 3/31/2016                 23,236                              21,529
 4/30/2016                 23,866                              21,981
 5/31/2016                 24,191                              22,323
 6/30/2016                 24,164                              22,516
 7/31/2016                 25,000                              23,170
 8/31/2016                 25,298                              23,348
 9/30/2016                 25,418                              23,300
10/31/2016                 24,987                              22,939
11/30/2016                 26,950                              24,249
12/31/2016                 27,626                              24,855
 1/31/2017                 28,024                              25,032
 2/28/2017                 28,879                              25,932
 3/31/2017                 28,607                              25,668
 4/30/2017                 28,806                              25,619
 5/31/2017                 28,773                              25,594
 6/30/2017                 29,257                              26,013
 7/31/2017                 29,755                              26,358
 8/31/2017                 29,476                              26,051
 9/30/2017                 30,617                              26,823
10/31/2017                 31,061                              27,018
11/30/2017                 32,168                              27,845
12/31/2017                 32,918                              28,251
 1/31/2018                 34,609                              29,344
 2/28/2018                 32,898                              27,943
 3/31/2018                 32,155                              27,451
 4/30/2018                 32,202                              27,542
 5/31/2018                 32,513                              27,705
 6/30/2018                 32,281                              27,774
 7/31/2018                 33,621                              28,873
 8/31/2018                 34,111                              29,300
 9/30/2018                 34,145                              29,358
10/31/2018                 31,976                              27,838
11/30/2018                 32,719                              28,669
12/31/2018                 29,125                              25,916
 1/31/2019                 31,651                              27,933
 2/28/2019                 32,440                              28,825
 3/31/2019                 32,281                              29,009
 4/30/2019                 33,395                              30,038
 5/31/2019                 30,822                              28,106
 6/30/2019                 33,289                              30,124             Past performance is not predictive of
 7/31/2019                 33,647                              30,374             future performance.
 8/31/2019                 32,268                              29,481
 9/30/2019                 33,541                              30,532             The returns shown do not reflect the
10/31/2019                 34,264                              30,959             deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
                                                                                  redemption of fund shares.
           AVERAGE ANNUAL         ONE          FIVE          TEN
           TOTAL RETURN           YEAR         YEARS        YEARS                 Russell data copyright (C) Russell
           ---------------------------------------------------------------        Investment Group 1995-2019, all rights
                                  7.15%        7.80%        13.11%                reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES VS.
RUSSELL 3000(R) VALUE INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                                    [CHART]

               The Tax-Managed U.S.
              Marketwide Value Series        Russell 3000/R/ Value Index
              -----------------------        ---------------------------
10/31/2009            $10,000                           $10,000
11/30/2009             10,464                            10,544
12/31/2009             10,848                            10,778
 1/31/2010             10,544                            10,474
 2/28/2010             11,030                            10,817
 3/31/2010             11,900                            11,537
 4/30/2010             12,364                            11,879
 5/31/2010             11,305                            10,900
 6/30/2010             10,442                            10,258
 7/31/2010             11,276                            10,955
 8/31/2010             10,537                            10,458
 9/30/2010             11,588                            11,294
10/31/2010             12,038                            11,640
11/30/2010             12,067                            11,607
12/31/2010             13,205                            12,527
 1/31/2011             13,532                            12,787
 2/28/2011             14,293                            13,274
 3/31/2011             14,387                            13,337
 4/30/2011             14,728                            13,681
 5/31/2011             14,496                            13,528
 6/30/2011             14,242                            13,246
 7/31/2011             13,640                            12,806
 8/31/2011             12,502                            11,980
 9/30/2011             11,233                            11,043
10/31/2011             12,799                            12,332
11/30/2011             12,698                            12,271
12/31/2011             12,828                            12,514
 1/31/2012             13,495                            13,016
 2/29/2012             14,206                            13,508
 3/31/2012             14,511                            13,910
 4/30/2012             14,242                            13,764
 5/31/2012             13,241                            12,954
 6/30/2012             13,938                            13,595
 7/31/2012             14,061                            13,715
 8/31/2012             14,590                            14,022
 9/30/2012             15,112                            14,471
10/31/2012             15,163                            14,392
11/30/2012             15,257                            14,390
12/31/2012             15,700                            14,710
 1/31/2013             16,737                            15,660
 2/28/2013             16,998                            15,881
 3/31/2013             17,839                            16,513
 4/30/2013             17,962                            16,742
 5/31/2013             18,550                            17,177
 6/30/2013             18,441                            17,032
 7/31/2013             19,565                            17,965
 8/31/2013             18,985                            17,275
 9/30/2013             19,681                            17,752
10/31/2013             20,609                            18,513
11/30/2013             21,465                            19,046
12/31/2013             22,059                            19,518
 1/31/2014             21,189                            18,820
 2/28/2014             21,965                            19,638
 3/31/2014             22,292                            20,089
 4/30/2014             22,342                            20,223
 5/31/2014             22,872                            20,506
 6/30/2014             23,459                            21,071
 7/31/2014             23,096                            20,638
 8/31/2014             23,945                            21,407
 9/30/2014             23,336                            20,887
10/31/2014             23,735                            21,431
11/30/2014             24,046                            21,827
12/31/2014             24,286                            21,997
 1/31/2015             23,067                            21,114
 2/28/2015             24,743                            22,133
 3/31/2015             24,503                            21,884
 4/30/2015             24,757                            22,035
 5/31/2015             25,134                            22,293
 6/30/2015             24,873                            21,884
 7/31/2015             24,946                            21,923
 8/31/2015             23,372                            20,635
 9/30/2015             22,640                            20,005
10/31/2015             24,431                            21,483
11/30/2015             24,474                            21,607
12/31/2015             23,655                            21,088
 1/31/2016             22,146                            19,973
 2/29/2016             22,096                            19,979
 3/31/2016             23,648                            21,435
 4/30/2016             24,242                            21,885
 5/31/2016             24,525                            22,230
 6/30/2016             24,496                            22,413
 7/31/2016             25,163                            23,105
 8/31/2016             25,424                            23,313
 9/30/2016             25,540                            23,282
10/31/2016             25,112                            22,890
11/30/2016             27,027                            24,328
12/31/2016             27,759                            24,968
 1/31/2017             28,093                            25,117
 2/28/2017             28,861                            25,976
 3/31/2017             28,622                            25,715
 4/30/2017             28,898                            25,678
 5/31/2017             28,796                            25,592
 6/30/2017             29,282                            26,046
 7/31/2017             29,724                            26,379
 8/31/2017             29,449                            26,046
 9/30/2017             30,522                            26,897
10/31/2017             30,790                            27,080
11/30/2017             31,922                            27,905
12/31/2017             32,531                            28,262
 1/31/2018             34,184                            29,300
 2/28/2018             32,451                            27,896
 3/31/2018             31,769                            27,465
 4/30/2018             31,922                            27,585
 5/31/2018             32,248                            27,857
 6/30/2018             32,219                            27,935
 7/31/2018             33,553                            28,994
 8/31/2018             34,184                            29,442
 9/30/2018             34,249                            29,441
10/31/2018             32,103                            27,834
11/30/2018             32,806                            28,638
12/31/2018             29,253                            25,838
 1/31/2019             31,980                            27,905
 2/28/2019             32,937                            28,810
 3/31/2019             32,705                            28,922
 4/30/2019             34,025                            29,952
 5/31/2019             31,566                            27,991             Past performance is not predictive of
 6/30/2019             33,894                            29,985             future performance.
 7/31/2019             34,336                            30,220
 8/31/2019             32,756                            29,278             The returns shown do not reflect the
 9/30/2019             34,046                            30,352             deduction of taxes that a shareholder
10/31/2019             34,938                            30,797             would pay on fund distributions or the
                                                                            redemption of fund shares.
          AVERAGE ANNUAL        ONE         FIVE         TEN
          TOTAL RETURN          YEAR        YEARS       YEARS               Russell data copyright (C) Russell
          -----------------------------------------------------------       Investment Group 1995-2019, all rights
                                8.83%       8.04%       13.33%              reserved.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2019

   Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

                       12 MONTHS ENDED OCTOBER 31, 2019
                       --------------------------------

                                              RETURN IN U.S. DOLLARS
                                              ----------------------
           MSCI World ex USA Index...........         11.08%
           MSCI World ex USA Mid Cap Index...         10.71%
           MSCI World ex USA Small Cap Index.          8.61%
           MSCI World ex USA Value Index.....          5.95%
           MSCI World ex USA Growth Index....         16.25%

   For the 12 Months Ended October 31, 2019, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

                       12 MONTHS ENDED OCTOBER 31, 2019
                       --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------  ------------ ----------------------
                  Japan.............................     4.57%             9.16%
                  United Kingdom....................     5.73%             7.08%
                  France............................    14.29%            12.54%
                  Canada............................    11.54%            11.45%
                  Switzerland.......................    16.43%            18.69%
                  Germany...........................     9.14%             7.46%
                  Australia.........................    20.12%            16.76%
                  Netherlands.......................    21.77%            20.09%
                  Hong Kong.........................    15.60%            15.63%
                  Spain.............................     7.47%             5.82%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2019, all rights reserved.

   Emerging markets had positive performance for the period, outperforming non-U.S. developed markets but underperforming the U.S. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices.

                       12 MONTHS ENDED OCTOBER 31, 2019
                       --------------------------------

                                                RETURN IN U.S. DOLLARS
                                                ----------------------
         MSCI Emerging Markets Index...........         11.86%
         MSCI Emerging Markets Mid Cap Index...         11.08%
         MSCI Emerging Markets Small Cap Index.          9.69%
         MSCI Emerging Markets Value Index.....          6.00%
         MSCI Emerging Markets Growth Index....         17.97%

   For the 12 Months Ended October 31, 2019, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S.
dollar-denominated returns of emerging markets.

                       12 MONTHS ENDED OCTOBER 31, 2019
                       --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------  ------------ ----------------------
              China........................    12.94%            12.90%
              Korea........................     7.43%             5.22%
              Taiwan.......................    20.39%            22.38%
              India........................    12.67%            17.46%
              Brazil.......................    22.35%            13.21%
              South Africa.................    10.59%             8.41%
              Russia.......................    31.36%            34.30%
              Thailand.....................    -4.10%             5.28%
              Mexico.......................     1.02%             6.71%
              Saudi Arabia.................    -1.29%            -1.27%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2019, all rights reserved.

   For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2019, these differences generally detracted from the Portfolios' relative performance.

THE DFA INTERNATIONAL VALUE SERIES

   The DFA International Value Series invests in developed ex U.S. large company value stocks. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher-profitability within the large-cap value segment of developed ex U.S. markets. As of October 31, 2019, the Series held approximately 550 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2019, total returns were 3.60% for the Series and 11.08% for the MSCI World ex USA Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks underperforming high relative price (growth) stocks for the period, the Series' focus on value stocks detracted from performance relative to the style-neutral benchmark.

 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2019

   U.S. equities had mostly positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 13.5%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks as measured by Russell indices. Value stocks underperformed growth stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2019
               -------------------------------------------------

              Russell 3000(R) Index........................ 13.49%
              Russell 1000(R) Index (large-cap stocks)..... 14.15%
              Russell Midcap(R) Index (mid-cap stocks)..... 13.72%
              Russell 2000(R) Index (small-cap stocks).....  4.90%
              Russell Microcap(R) Index (micro-cap stocks). -3.27%
              Dow Jones U.S. Select REIT Index/SM/......... 20.72%

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2019
               -------------------------------------------------

         Russell 1000(R) Value Index (large-cap value stocks)... 11.21%
         Russell 1000(R) Growth Index (large-cap growth stocks). 17.10%
         Russell 2000(R) Value Index (small-cap value stocks)...  3.22%
         Russell 2000(R) Growth Index (small-cap growth stocks).  6.40%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. LARGE CAP VALUE SERIES

   The U.S. Large Cap Value Series is designed to capture the returns of U.S. large company low relative price (value) stocks. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap value segment of the U.S. market. As of October 31, 2019, the Series held approximately 330 securities. Average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2019, total returns were 7.15% for the Series and 11.21% for the Russell 1000(R) Value Index, the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Series' greater emphasis on value stocks detracted from performance relative to the benchmark. At the sector level, the Series' exclusions of real estate investment trusts (REITs) and certain utilities also detracted from relative performance, as REITs and utilities generally outperformed in the U.S.

TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

   The Tax-Managed U.S. Marketwide Value Series invests in a broadly diversified group of U.S. low relative price (value) stocks while considering the federal tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Series held approximately 1,200 securities. Average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2019, total returns were 8.83% for the Series and 10.65% for the Russell 3000(R) Value Index, the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Series' greater emphasis on value stocks detracted from performance relative to the benchmark. At the sector level, the Series' exclusions of real estate investment trusts (REITs) and certain utilities had a negative impact on relative performance, as REITs and utilities generally outperformed in the U.S.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

   This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

   To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2019

EXPENSE TABLES

                                     BEGINNING  ENDING               EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                       VALUE    VALUE     EXPENSE     DURING
                                     05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                     --------- --------- ---------- ----------
 THE DFA INTERNATIONAL VALUE SERIES
 ----------------------------------
 Actual Fund Return................. $1,000.00 $  991.60    0.22%     $1.10
 Hypothetical 5% Annual Return...... $1,000.00 $1,024.10    0.22%     $1.12
 THE U.S. LARGE CAP VALUE SERIES
 -------------------------------
 Actual Fund Return................. $1,000.00 $1,026.00    0.11%     $0.56
 Hypothetical 5% Annual Return...... $1,000.00 $1,024.65    0.11%     $0.56

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                              BEGINNING  ENDING               EXPENSES
                                               ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                                VALUE    VALUE     EXPENSE     DURING
                                              05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                              --------- --------- ---------- ----------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
--------------------------------------------
Actual Fund Return........................... $1,000.00 $1,026.90    0.21%     $1.07
Hypothetical 5% Annual Return................ $1,000.00 $1,024.15    0.21%     $1.07

--------
(1) Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period
     (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on September 30, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.
------------------

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                      THE DFA INTERNATIONAL VALUE SERIES

                         Communication Services.   4.6%
                         Consumer Discretionary.  16.3%
                         Consumer Staples.......   3.9%
                         Energy.................  12.6%
                         Financials.............  30.1%
                         Health Care............   4.7%
                         Industrials............  10.2%
                         Information Technology.   1.6%
                         Materials..............  11.9%
                         Real Estate............   3.0%
                         Utilities..............   1.1%
                                                 -----
                                                 100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                         Communication Services.  12.2%
                         Consumer Discretionary.   6.8%
                         Consumer Staples.......   4.8%
                         Energy.................  12.3%
                         Financials.............  23.6%
                         Health Care............  14.4%
                         Industrials............  10.7%
                         Information Technology.   9.9%
                         Materials..............   4.7%
                         Real Estate............   0.3%
                         Utilities..............   0.3%
                                                 -----
                                                 100.0%

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                         Communication Services.  13.1%
                         Consumer Discretionary.   6.5%
                         Consumer Staples.......   6.1%
                         Energy.................   9.6%
                         Financials.............  24.1%
                         Health Care............  13.5%
                         Industrials............  12.2%
                         Information Technology.  12.0%
                         Materials..............   2.6%
                         Real Estate............   0.2%
                         Utilities..............   0.1%
                                                 -----
                                                 100.0%

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                              PERCENTAGE
                                                   SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                 ---------- ------------------------------- ---------------
COMMON STOCKS -- (96.6%)
AUSTRALIA -- (6.5%)
   Australia & New Zealand Banking Group, Ltd... 10,445,267         $  191,953,787                1.5%
   National Australia Bank, Ltd.................  5,095,804            100,026,219                0.8%
   Woodside Petroleum, Ltd......................  3,123,201             69,220,947                0.6%
   Other Securities.............................                       448,988,061                3.6%
                                                                    --------------               ----
TOTAL AUSTRALIA.................................                       810,189,014                6.5%
                                                                    --------------               ----
AUSTRIA -- (0.1%)
   Other Security...............................                         8,691,555                0.1%
                                                                    --------------               ----
BELGIUM -- (1.0%)
   Other Securities.............................                       124,444,141                1.0%
                                                                    --------------               ----
CANADA -- (8.1%)
   Bank of Montreal, (2073174)..................  1,357,448            100,437,577                0.8%
#  Bank of Nova Scotia (The)....................  1,142,490             65,498,952                0.5%
   Canadian Natural Resources, Ltd..............  2,927,565             73,833,189                0.6%
   Magna International, Inc.....................  1,359,530             73,101,928                0.6%
#  Suncor Energy, Inc., (B3NB0P5)...............  1,502,973             44,623,268                0.4%
   Suncor Energy, Inc., (B3NB1P2)...............  3,145,720             93,528,520                0.8%
   Other Securities.............................                       566,135,644                4.5%
                                                                    --------------               ----
TOTAL CANADA....................................                     1,017,159,078                8.2%
                                                                    --------------               ----
DENMARK -- (1.6%)
   Vestas Wind Systems A.S......................    774,838             63,124,344                0.5%
   Other Securities.............................                       137,947,292                1.1%
                                                                    --------------               ----
TOTAL DENMARK...................................                       201,071,636                1.6%
                                                                    --------------               ----
FINLAND -- (0.9%)
   Other Securities.............................                       107,311,398                0.9%
                                                                    --------------               ----
FRANCE -- (10.2%)
   AXA SA.......................................  2,698,893             71,442,974                0.6%
   BNP Paribas SA...............................  1,990,380            104,016,346                0.8%
   Cie de Saint-Gobain..........................  2,069,157             84,272,496                0.7%
   Cie Generale des Etablissements Michelin SCA.    664,554             80,914,229                0.7%
#  Orange SA....................................  5,978,647             96,223,277                0.8%
   Peugeot SA...................................  3,133,702             79,364,489                0.6%
#  Total SA.....................................  6,874,996            363,468,614                2.9%
   Other Securities.............................                       396,067,499                3.2%
                                                                    --------------               ----
TOTAL FRANCE....................................                     1,275,769,924               10.3%
                                                                    --------------               ----
GERMANY -- (6.6%)
   Bayer AG.....................................  1,905,818            147,846,053                1.2%
   Bayerische Motoren Werke AG..................  1,225,665             93,854,917                0.8%
   Daimler AG...................................  3,530,733            205,922,022                1.7%
   Volkswagen AG................................    125,075             23,644,195                0.2%
   Other Securities.............................                       350,741,256                2.7%
                                                                    --------------               ----
TOTAL GERMANY...................................                       822,008,443                6.6%
                                                                    --------------               ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                       PERCENTAGE
                                            SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                          ---------- ------------------------------- ---------------
HONG KONG -- (2.9%)
   CK Hutchison Holdings, Ltd............  7,657,984         $   70,706,751                0.6%
#  Sun Hung Kai Properties, Ltd..........  4,291,920             65,036,781                0.5%
   Other Securities......................                       228,739,233                1.8%
                                                             --------------               ----
TOTAL HONG KONG..........................                       364,482,765                2.9%
                                                             --------------               ----
IRELAND -- (0.3%)
   Other Securities......................                        34,882,354                0.3%
                                                             --------------               ----
ISRAEL -- (0.4%)
   Other Securities......................                        47,094,287                0.4%
                                                             --------------               ----
ITALY -- (2.2%)
   Eni SpA...............................  3,780,702             57,356,971                0.5%
   Other Securities......................                       218,731,458                1.7%
                                                             --------------               ----
TOTAL ITALY..............................                       276,088,429                2.2%
                                                             --------------               ----
JAPAN -- (21.9%)
   Hitachi, Ltd..........................  1,735,400             64,769,362                0.5%
   Honda Motor Co., Ltd..................  4,590,300            124,185,871                1.0%
#  Honda Motor Co., Ltd., Sponsored ADR..     26,040                702,299                0.0%
   Mitsubishi UFJ Financial Group, Inc... 11,934,650             61,872,666                0.5%
   Sumitomo Mitsui Financial Group, Inc..  2,857,600            101,453,852                0.8%
   Toyota Motor Corp.....................  3,658,590            253,836,203                2.0%
#  Toyota Motor Corp., Sponsored ADR.....    212,618             29,458,224                0.2%
   Other Securities......................                     2,100,641,089               17.0%
                                                             --------------               ----
TOTAL JAPAN..............................                     2,736,919,566               22.0%
                                                             --------------               ----
NETHERLANDS -- (3.5%)
   ING Groep NV..........................  6,111,967             69,208,773                0.6%
   Koninklijke Ahold Delhaize NV.........  5,195,538            129,473,095                1.0%
   Koninklijke DSM NV....................    645,359             76,596,330                0.6%
   Other Securities......................                       160,691,871                1.3%
                                                             --------------               ----
TOTAL NETHERLANDS........................                       435,970,069                3.5%
                                                             --------------               ----
NEW ZEALAND -- (0.2%)
   Other Securities......................                        25,446,474                0.2%
                                                             --------------               ----
NORWAY -- (0.8%)
   Other Securities......................                        94,188,669                0.8%
                                                             --------------               ----
PORTUGAL -- (0.0%)
   Other Securities......................                         6,172,620                0.1%
                                                             --------------               ----
SINGAPORE -- (1.0%)
   Other Securities......................                       130,414,832                1.1%
                                                             --------------               ----
SPAIN -- (2.1%)
   Banco Santander SA.................... 52,022,978            208,887,734                1.7%
   Banco Santander SA, Sponsored ADR.....     71,002                281,168                0.0%
   Other Securities......................                        58,466,742                0.5%
                                                             --------------               ----
TOTAL SPAIN..............................                       267,635,644                2.2%
                                                             --------------               ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                  PERCENTAGE
                                                      SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                    ----------- ------------------------------- ---------------
SWEDEN -- (2.3%)
      Other Securities.............................                     $   291,790,921                2.3%
                                                                        ---------------              -----

SWITZERLAND -- (9.4%)
      ABB, Ltd.....................................   3,061,074              64,282,501                0.5%
#     Cie Financiere Richemont SA                     1,165,784              91,608,647                0.7%
      Lonza Group AG...............................     193,034              69,575,711                0.6%
      Novartis AG..................................   2,468,436             215,680,082                1.7%
#     Novartis AG, Sponsored ADR...................     333,391              29,151,709                0.2%
      UBS Group AG.................................   6,275,625              74,273,024                0.6%
      Zurich Insurance Group AG....................     445,436             174,477,301                1.4%
      Other Securities.............................                         452,874,807                3.7%
                                                                        ---------------              -----
TOTAL SWITZERLAND..................................                       1,171,923,782                9.4%
                                                                        ---------------              -----

UNITED KINGDOM -- (14.6%)
      Anglo American P.L.C.........................   3,439,726              88,528,544                0.7%
      Aviva P.L.C..................................  16,319,347              87,962,023                0.7%
      BP P.L.C., Sponsored ADR.....................   3,728,757             141,357,178                1.1%
      British American Tobacco P.L.C...............   3,130,216             109,482,004                0.9%
#     British American Tobacco P.L.C., Sponsored
      ADR..........................................     952,398              33,295,834                0.3%
      Glencore P.L.C...............................  26,606,474              80,308,409                0.6%
      HSBC Holdings P.L.C..........................  13,949,143             105,387,283                0.9%
      HSBC Holdings P.L.C., Sponsored ADR..........   2,719,882             102,784,340                0.8%
      Lloyds Banking Group P.L.C................... 181,694,609             133,655,657                1.1%
#     Lloyds Banking Group P.L.C., ADR.............   1,479,223               4,289,747                0.0%
      Royal Dutch Shell P.L.C., Sponsored ADR,
      Class A......................................   3,293,873             190,945,796                1.5%
#     Royal Dutch Shell P.L.C., Sponsored ADR,
      Class B......................................   3,560,210             207,524,641                1.7%
      Vodafone Group P.L.C.........................  58,351,986             119,080,026                1.0%
#     Vodafone Group P.L.C., Sponsored ADR.........   4,011,201              81,908,730                0.7%
      Other Securities.............................                         331,554,465                2.6%
                                                                        ---------------              -----
TOTAL UNITED KINGDOM...............................                       1,818,064,677               14.6%
                                                                        ---------------              -----
TOTAL COMMON STOCKS................................                      12,067,720,278              97.2%
                                                                        ---------------              -----
PREFERRED STOCKS -- (1.3%)
GERMANY -- (1.3%)
      Volkswagen AG................................     701,336             133,327,635                1.0%
      Other Securities.............................                          33,433,446                0.3%
                                                                        ---------------              -----
TOTAL GERMANY......................................                         166,761,081                1.3%
                                                                        ---------------              -----
TOTAL INVESTMENT SECURITIES
  (Cost $12,023,744,028)...........................                      12,234,481,359
                                                                        ---------------

                                                                             VALUE+
                                                                        ---------------
SECURITIES LENDING COLLATERAL -- (2.1%)
@(S)  The DFA Short Term Investment Fund...........  22,261,860             257,591,985                2.1%
                                                                        ---------------              -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $12,281,304,441)...........................                     $12,492,073,344              100.6%
                                                                        ===============              =====

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

As of October 31, 2019, The DFA International Value Series had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI EAFE Index..........     44     12/20/19  $  4,216,215 $  4,305,840   $   89,625
S&P 500(R) Emini Index...    676     12/20/19   101,655,047  102,610,040      954,993
                                               ------------ ------------   ----------
TOTAL FUTURES CONTRACTS..                      $105,871,262 $106,915,880   $1,044,618
                                               ============ ============   ==========

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------------
                                       LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                    -------------- --------------- ------- ---------------
Common Stocks
   Australia.......................             -- $   810,189,014   --    $   810,189,014
   Austria.........................             --       8,691,555   --          8,691,555
   Belgium.........................             --     124,444,141   --        124,444,141
   Canada.......................... $1,017,159,078              --   --      1,017,159,078
   Denmark.........................             --     201,071,636   --        201,071,636
   Finland.........................             --     107,311,398   --        107,311,398
   France..........................         42,302   1,275,727,622   --      1,275,769,924
   Germany.........................     12,174,548     809,833,895   --        822,008,443
   Hong Kong.......................             --     364,482,765   --        364,482,765
   Ireland.........................      7,252,879      27,629,475   --         34,882,354
   Israel..........................             --      47,094,287   --         47,094,287
   Italy...........................     37,407,081     238,681,348   --        276,088,429
   Japan...........................     61,015,488   2,675,904,078   --      2,736,919,566
   Netherlands.....................     24,949,700     411,020,369   --        435,970,069
   New Zealand.....................             --      25,446,474   --         25,446,474
   Norway..........................             --      94,188,669   --         94,188,669
   Portugal........................             --       6,172,620   --          6,172,620
   Singapore.......................             --     130,414,832   --        130,414,832
   Spain...........................      3,096,838     264,538,806   --        267,635,644
   Sweden..........................             --     291,790,921   --        291,790,921
   Switzerland.....................     60,453,348   1,111,470,434   --      1,171,923,782
   United Kingdom..................    847,286,736     970,777,941   --      1,818,064,677
Preferred Stocks
   Germany.........................             --     166,761,081   --        166,761,081
Securities Lending Collateral......             --     257,591,985   --        257,591,985
Futures Contracts**................      1,044,618              --   --          1,044,618
                                    -------------- ---------------   --    ---------------
TOTAL.............................. $2,071,882,616 $10,421,235,346   --    $12,493,117,962
                                    ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                          PERCENTAGE
                                                SHARES       VALUE+     OF NET ASSETS++
                                              ---------- -------------- ---------------
COMMON STOCKS -- (98.6%)
COMMUNICATION SERVICES -- (12.0%)
    AT&T, Inc................................ 33,969,452 $1,307,484,208       4.4%
*   Charter Communications, Inc., Class A....    940,732    440,130,874       1.5%
    Comcast Corp., Class A................... 21,970,229    984,705,664       3.3%
    Walt Disney Co. (The)....................  3,453,204    448,640,264       1.5%
    Other Securities.........................               438,144,096       1.4%
                                                         --------------      ----
TOTAL COMMUNICATION SERVICES.................             3,619,105,106      12.1%
                                                         --------------      ----
CONSUMER DISCRETIONARY -- (6.7%)
    DR Horton, Inc...........................  3,053,585    159,916,246       0.5%
    General Motors Co........................  6,055,833    225,034,754       0.8%
    Target Corp..............................  1,473,116    157,490,831       0.5%
    Other Securities.........................             1,477,743,583       4.9%
                                                         --------------      ----
TOTAL CONSUMER DISCRETIONARY.................             2,020,185,414       6.7%
                                                         --------------      ----
CONSUMER STAPLES -- (4.8%)
    Mondelez International, Inc., Class A....  3,530,822    185,191,614       0.6%
    Tyson Foods, Inc., Class A...............  1,750,467    144,921,163       0.5%
    Walgreens Boots Alliance, Inc............  3,401,321    186,324,364       0.6%
    Walmart, Inc.............................  3,918,069    459,432,771       1.5%
    Other Securities.........................               460,308,472       1.6%
                                                         --------------      ----
TOTAL CONSUMER STAPLES.......................             1,436,178,384       4.8%
                                                         --------------      ----
ENERGY -- (12.1%)
    Chevron Corp.............................  8,424,414    978,411,442       3.3%
    ConocoPhillips...........................  5,133,675    283,378,860       0.9%
    Exxon Mobil Corp......................... 13,344,776    901,706,514       3.0%
    Marathon Petroleum Corp..................  3,109,699    198,865,251       0.7%
    Phillips 66..............................  1,185,191    138,454,013       0.5%
    Valero Energy Corp.......................  2,446,279    237,240,137       0.8%
    Other Securities.........................               908,813,560       3.0%
                                                         --------------      ----
TOTAL ENERGY.................................             3,646,869,777      12.2%
                                                         --------------      ----
FINANCIALS -- (23.2%)
    Bank of America Corp..................... 22,040,613    689,210,000       2.3%
    Bank of New York Mellon Corp. (The)......  3,657,167    170,972,557       0.6%
*   Berkshire Hathaway, Inc., Class B........  2,984,980    634,547,048       2.1%
    Capital One Financial Corp...............  2,121,634    197,842,371       0.7%
    Citigroup, Inc...........................  7,149,102    513,734,470       1.7%
    Fifth Third Bancorp......................  4,857,785    141,264,388       0.5%
    Goldman Sachs Group, Inc. (The)..........  1,393,141    297,268,427       1.0%
    JPMorgan Chase & Co......................  7,660,148    956,905,688       3.2%
    Morgan Stanley...........................  4,980,221    229,339,177       0.8%
    PNC Financial Services Group, Inc. (The).  1,313,525    192,694,118       0.6%
    Travelers Cos., Inc. (The)...............  1,165,331    152,728,281       0.5%
    Wells Fargo & Co......................... 16,157,084    834,190,247       2.8%
    Other Securities.........................             1,996,982,476       6.6%
                                                         --------------      ----
TOTAL FINANCIALS.............................             7,007,679,248      23.4%
                                                         --------------      ----
HEALTH CARE -- (14.2%)
    Anthem, Inc..............................  1,376,563    370,405,572       1.2%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS++
                                                                     ----------- --------------- ---------------
HEALTH CARE -- (Continued)
*     Cigna Corp....................................................   1,498,160 $   267,361,634        0.9%
      CVS Health Corp...............................................   5,447,574     361,664,438        1.2%
      Danaher Corp..................................................   1,690,202     232,943,640        0.8%
      Humana, Inc...................................................     529,635     155,818,617        0.5%
      Medtronic P.L.C...............................................   4,359,974     474,801,169        1.6%
      Pfizer, Inc...................................................  24,583,746     943,278,334        3.2%
      Thermo Fisher Scientific, Inc.................................   1,073,774     324,258,273        1.1%
      Other Securities..............................................               1,154,628,998        3.8%
                                                                                 ---------------      -----
TOTAL HEALTH CARE...................................................               4,285,160,675       14.3%
                                                                                 ---------------      -----
INDUSTRIALS -- (10.6%)
      Delta Air Lines, Inc..........................................   2,950,569     162,517,341        0.5%
      Eaton Corp. P.L.C.............................................   1,816,899     158,270,072        0.5%
      FedEx Corp....................................................   1,023,792     156,292,087        0.5%
      Norfolk Southern Corp.........................................   1,385,379     252,138,978        0.8%
      Republic Services, Inc........................................   1,904,674     166,678,022        0.6%
      Stanley Black & Decker, Inc...................................   1,031,996     156,171,955        0.5%
*     United Airlines Holdings, Inc.                                   1,825,283     165,808,708        0.6%
      United Technologies Corp......................................   2,227,609     319,840,100        1.1%
      Other Securities..............................................               1,652,160,523        5.6%
                                                                                 ---------------      -----
TOTAL INDUSTRIALS...................................................               3,189,877,786       10.7%
                                                                                 ---------------      -----
INFORMATION TECHNOLOGY -- (9.8%)
      Fidelity National Information Services, Inc...................   1,545,803     203,675,003        0.7%
      HP, Inc.......................................................   9,619,949     167,098,514        0.6%
      Intel Corp....................................................  22,465,295   1,269,963,126        4.3%
*     Micron Technology, Inc........................................   5,266,057     250,401,010        0.8%
      Other Securities..............................................               1,051,055,240        3.4%
                                                                                 ---------------      -----
TOTAL INFORMATION TECHNOLOGY........................................               2,942,192,893        9.8%
                                                                                 ---------------      -----
MATERIALS -- (4.6%)
      Other Securities..............................................               1,394,107,868        4.7%
                                                                                 ---------------      -----
REAL ESTATE -- (0.3%)
      Other Securities..............................................                  85,587,023        0.3%
                                                                                 ---------------      -----
UTILITIES -- (0.3%)
      Other Securities..............................................                  94,489,673        0.3%
                                                                                 ---------------      -----
TOTAL COMMON STOCKS
  (Cost $21,723,243,935)............................................              29,721,433,847       99.3%
                                                                                 ---------------      -----
TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional U.S. Government Money Market Fund,
        1.752%...................................................... 166,338,555     166,338,555        0.6%
                                                                                 ---------------      -----
SECURITIES LENDING COLLATERAL -- (0.8%)
@(S)  The DFA Short Term Investment Fund............................  22,114,935     255,891,910        0.8%
                                                                                 ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $22,145,430,170)............................................             $30,143,664,312      100.7%
                                                                                 ===============      =====

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

As of October 31, 2019, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index...    985     12/20/19  $148,128,680 $149,513,150   $1,384,470
                                               ------------ ------------   ----------
TOTAL FUTURES CONTRACTS..                      $148,128,680 $149,513,150   $1,384,470
                                               ============ ============   ==========

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                               --------------- ------------ ------- ---------------
Common Stocks
   Communication Services..... $ 3,619,105,106           --   --    $ 3,619,105,106
   Consumer Discretionary.....   2,020,185,414           --   --      2,020,185,414
   Consumer Staples...........   1,436,178,384           --   --      1,436,178,384
   Energy.....................   3,646,869,777           --   --      3,646,869,777
   Financials.................   7,007,679,248           --   --      7,007,679,248
   Health Care................   4,285,160,675           --   --      4,285,160,675
   Industrials................   3,189,877,786           --   --      3,189,877,786
   Information Technology.....   2,942,192,893           --   --      2,942,192,893
   Materials..................   1,394,107,868           --   --      1,394,107,868
   Real Estate................      85,587,023           --   --         85,587,023
   Utilities..................      94,489,673           --   --         94,489,673
Temporary Cash Investments....     166,338,555           --   --        166,338,555
Securities Lending Collateral.              -- $255,891,910   --        255,891,910
Futures Contracts**...........       1,384,470           --   --          1,384,470
                               --------------- ------------   --    ---------------
TOTAL......................... $29,889,156,872 $255,891,910   --    $30,145,048,782
                               =============== ============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                        PERCENTAGE
                                              SHARES       VALUE+     OF NET ASSETS++
                                             --------- -------------- ---------------
COMMON STOCKS -- (98.6%)
COMMUNICATION SERVICES -- (12.9%)
   Activision Blizzard, Inc.................   496,359 $   27,810,995       0.4%
   AT&T, Inc................................ 7,170,552    275,994,547       3.8%
*  Charter Communications, Inc., Class A....   339,394    158,788,877       2.2%
   Comcast Corp., Class A................... 6,410,970    287,339,675       4.0%
   Walt Disney Co. (The)....................   559,809     72,730,385       1.0%
   Other Securities.........................              132,011,260       1.7%
                                                       --------------      ----
TOTAL COMMUNICATION SERVICES................              954,675,739      13.1%
                                                       --------------      ----
CONSUMER DISCRETIONARY -- (6.4%)
   General Motors Co........................ 1,095,598     40,712,422       0.6%
   Royal Caribbean Cruises, Ltd.............   322,500     35,097,675       0.5%
   Target Corp..............................   277,933     29,713,817       0.4%
   Other Securities.........................              365,399,739       5.0%
                                                       --------------      ----
TOTAL CONSUMER DISCRETIONARY................              470,923,653       6.5%
                                                       --------------      ----
CONSUMER STAPLES -- (6.0%)
   Archer-Daniels-Midland Co................   813,476     34,198,531       0.5%
   Mondelez International, Inc., Class A.... 2,081,099    109,153,642       1.5%
   Tyson Foods, Inc., Class A...............   405,030     33,532,434       0.5%
   Walgreens Boots Alliance, Inc............   659,669     36,136,668       0.5%
   Walmart, Inc............................. 1,173,687    137,626,538       1.9%
   Other Securities.........................               89,969,469       1.1%
                                                       --------------      ----
TOTAL CONSUMER STAPLES......................              440,617,282       6.0%
                                                       --------------      ----
ENERGY -- (9.5%)
   Chevron Corp............................. 1,304,634    151,520,193       2.1%
   ConocoPhillips........................... 1,439,649     79,468,625       1.1%
   Exxon Mobil Corp......................... 2,133,521    144,162,014       2.0%
   Marathon Petroleum Corp.................. 1,004,662     64,248,135       0.9%
   Phillips 66..............................   775,455     90,588,653       1.3%
   Valero Energy Corp.......................   605,899     58,760,085       0.8%
   Other Securities.........................              111,377,524       1.4%
                                                       --------------      ----
TOTAL ENERGY................................              700,125,229       9.6%
                                                       --------------      ----
FINANCIALS -- (23.8%)
   Bank of America Corp..................... 5,929,137    185,404,114       2.6%
*  Berkshire Hathaway, Inc., Class B........   561,141    119,287,354       1.6%
   Capital One Financial Corp...............   372,872     34,770,314       0.5%
   Citigroup, Inc........................... 1,870,326    134,401,626       1.9%
   Goldman Sachs Group, Inc. (The)..........   205,139     43,772,560       0.6%
   JPMorgan Chase & Co...................... 2,307,658    288,272,637       4.0%
   MetLife, Inc.............................   949,912     44,446,382       0.6%
   Morgan Stanley........................... 1,036,923     47,750,304       0.7%
   PNC Financial Services Group, Inc. (The).   217,040     31,839,768       0.4%
   Prudential Financial, Inc................   497,625     45,353,542       0.6%
   Wells Fargo & Co......................... 3,018,887    155,865,136       2.2%
   Other Securities.........................              621,905,809       8.4%
                                                       --------------      ----
TOTAL FINANCIALS............................            1,753,069,546      24.1%
                                                       --------------      ----

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS++
                                                                         --------- -------------- ---------------
HEALTH CARE -- (13.3%)
   Abbott Laboratories..................................................   915,297 $   76,527,982        1.1%
   Anthem, Inc..........................................................   504,640    135,788,531        1.9%
*  Cigna Corp...........................................................   299,456     53,440,918        0.7%
   CVS Health Corp...................................................... 1,510,745    100,298,361        1.4%
   Danaher Corp.........................................................   405,225     55,848,109        0.8%
   Humana, Inc..........................................................   198,071     58,272,488        0.8%
   Medtronic P.L.C......................................................   814,175     88,663,657        1.2%
   Pfizer, Inc.......................................................... 3,696,959    141,852,317        2.0%
   Thermo Fisher Scientific, Inc........................................   435,609    131,545,206        1.8%
   Other Securities.....................................................              137,183,749        1.8%
                                                                                   --------------      -----
TOTAL HEALTH CARE.......................................................              979,421,318       13.5%
                                                                                   --------------      -----
INDUSTRIALS -- (12.0%)
   CSX Corp............................................................. 1,055,544     74,173,077        1.0%
   Ingersoll-Rand P.L.C.................................................   213,109     27,041,401        0.4%
   L3Harris Technologies, Inc...........................................   130,611     26,946,355        0.4%
   Norfolk Southern Corp................................................   545,229     99,231,678        1.4%
   Republic Services, Inc...............................................   429,755     37,607,860        0.5%
   Southwest Airlines Co................................................   531,263     29,819,792        0.4%
   Union Pacific Corp...................................................   561,768     92,950,133        1.3%
   United Technologies Corp.............................................   245,098     35,191,171        0.5%
   Other Securities.....................................................              462,559,137        6.3%
                                                                                   --------------      -----
TOTAL INDUSTRIALS.......................................................              885,520,604       12.2%
                                                                                   --------------      -----
INFORMATION TECHNOLOGY -- (11.9%)
   Cisco Systems, Inc................................................... 4,221,011    200,540,233        2.8%
   Intel Corp........................................................... 4,943,498    279,455,942        3.9%
*  Micron Technology, Inc...............................................   878,203     41,758,553        0.6%
   Other Securities.....................................................              353,902,964        4.7%
                                                                                   --------------      -----
TOTAL INFORMATION TECHNOLOGY............................................              875,657,692       12.0%
                                                                                   --------------      -----
MATERIALS -- (2.5%)
   Other Securities.....................................................              187,944,296        2.6%
                                                                                   --------------      -----
REAL ESTATE -- (0.2%)
   Other Securities.....................................................               14,026,073        0.2%
                                                                                   --------------      -----
UTILITIES -- (0.1%)
   Other Securities.....................................................               10,107,553        0.1%
                                                                                   --------------      -----
TOTAL COMMON STOCKS
   (Cost $3,953,673,965)................................................            7,272,088,985       99.9%
                                                                                   --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.0%)
   State Street Institutional U.S. Government Money Market Fund, 1.752%. 2,947,951      2,947,951        0.1%
                                                                                   --------------      -----
SECURITIES LENDING COLLATERAL -- (1.4%)
@(S) The DFA Short Term Investment Fund................................. 8,794,388    101,759,864        1.4%
                                                                                   --------------      -----
TOTAL INVESTMENTS--(100.0%)
   (Cost $4,058,366,096)................................................           $7,376,796,800      101.4%
                                                                                   ==============      =====

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                       LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                    -------------- ------------ ------- --------------
Common Stocks
   Communication Services.......... $  954,675,739           --   --    $  954,675,739
   Consumer Discretionary..........    470,921,272 $      2,381   --       470,923,653
   Consumer Staples................    440,617,282           --   --       440,617,282
   Energy..........................    700,125,229           --   --       700,125,229
   Financials......................  1,753,040,635       28,911   --     1,753,069,546
   Health Care.....................    979,421,318           --   --       979,421,318
   Industrials.....................    885,520,604           --   --       885,520,604
   Information Technology..........    875,657,692           --   --       875,657,692
   Materials.......................    187,944,296           --   --       187,944,296
   Real Estate.....................     14,026,073           --   --        14,026,073
   Utilities.......................     10,107,553           --   --        10,107,553
Temporary Cash Investments.........      2,947,951           --   --         2,947,951
Securities Lending Collateral......             --  101,759,864   --       101,759,864
                                    -------------- ------------   --    --------------
TOTAL.............................. $7,275,005,644 $101,791,156   --    $7,376,796,800
                                    ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019
                            (AMOUNTS IN THOUSANDS)

                                                                 THE DFA    THE U.S. LARGE THE TAX-MANAGED
                                                              INTERNATIONAL   CAP VALUE    U.S. MARKETWIDE
                                                              VALUE SERIES*    SERIES*      VALUE SERIES*
                                                              ------------- -------------- ---------------
ASSETS:
Investment Securities at Value (including $321,088, $576,819
  and $168,662 of securities on loan, respectively)..........  $12,234,481   $29,721,433     $7,272,089
Temporary Cash Investments at Value & Cost...................           --       166,339          2,948
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $257,560, $255,848 and
  $101,744)..................................................      257,592       255,892        101,760
Segregated Cash for Futures Contracts........................        4,457         6,206             --
Foreign Currencies at Value..................................      107,014            --             --
Cash.........................................................        1,847            --             --
Receivables:
   Investment Securities Sold................................       10,170            --             39
   Dividends, Interest and Tax Reclaims......................       67,642        40,355          8,441
   Securities Lending Income.................................          285            98            153
Unrealized Gain on Foreign Currency Contracts................            1            --             --
                                                               -----------   -----------     ----------
   Total Assets..............................................   12,683,489    30,190,323      7,385,430
                                                               -----------   -----------     ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..........................      257,574       255,842        101,743
   Investment Securities Purchased...........................        1,425            --          4,284
   Due to Advisor............................................        2,064         2,486          1,202
   Futures Margin Variation..................................          419           591             --
Unrealized Loss on Foreign Currency Contracts................           21            --             --
Accrued Expenses and Other Liabilities.......................        1,136         1,726            446
                                                               -----------   -----------     ----------
   Total Liabilities.........................................      262,639       260,645        107,675
                                                               -----------   -----------     ----------
NET ASSETS...................................................  $12,420,850   $29,929,678     $7,277,755
                                                               ===========   ===========     ==========
Investment Securities at Cost................................  $12,023,744   $21,723,243     $3,953,674
                                                               ===========   ===========     ==========
Foreign Currencies at Cost...................................  $   105,529   $        --     $       --
                                                               ===========   ===========     ==========

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019
                            (AMOUNTS IN THOUSANDS)

                                                                THE DFA    THE U.S. LARGE THE TAX-MANAGED
                                                             INTERNATIONAL   CAP VALUE    U.S. MARKETWIDE
                                                             VALUE SERIES#    SERIES#      VALUE SERIES#
                                                             ------------- -------------- ---------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $48,859, $0
     and $17, respectively).................................   $490,858      $  755,430      $164,592
   Income from Securities Lending...........................      7,065           1,639           987
                                                               --------      ----------      --------
          Total Investment Income...........................    497,923         757,069       165,579
                                                               --------      ----------      --------
EXPENSES
   Investment Management Fees...............................     24,092          29,007        13,714
   Accounting & Transfer Agent Fees.........................        530           1,223           308
   Custodian Fees...........................................      1,129             301            84
   Shareholders' Reports....................................          6              --            10
   Directors'/Trustees' Fees & Expenses.....................         71             172            41
   Professional Fees........................................        243             446           102
   Other....................................................        311             581           161
                                                               --------      ----------      --------
          Total Expenses....................................     26,382          31,730        14,420
                                                               --------      ----------      --------
   Fees Paid Indirectly (Note C)............................       (923)             --            --
                                                               --------      ----------      --------
   Net Expenses.............................................     25,459          31,730        14,420
                                                               --------      ----------      --------
   NET INVESTMENT INCOME (LOSS).............................    472,464         725,339       151,159
                                                               --------      ----------      --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**.........................    (46,440)        699,155       102,290
       Affiliated Investment Companies Shares Sold..........         14              35            --
       Futures..............................................      3,070          (1,255)       (2,039)
       Foreign Currency Transactions........................        928              --            --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency...........     (6,446)        565,227       326,938
       Affiliated Investment Companies Shares...............        (10)             21             9
       Futures..............................................      7,836          15,103            --
       Translation of Foreign Currency-Denominated
         Amounts............................................        652              --            --
                                                               --------      ----------      --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)..................    (40,396)      1,278,286       427,198
                                                               --------      ----------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................   $432,068      $2,003,625      $578,357
                                                               ========      ==========      ========

--------
** Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                    THE DFA INTERNATIONAL   THE U.S. LARGE CAP VALUE   THE TAX-MANAGED U.S.
                                                        VALUE SERIES                 SERIES           MARKETWIDE VALUE SERIES
                                                  ------------------------  ------------------------  ----------------------
                                                     YEAR         YEAR         YEAR         YEAR         YEAR        YEAR
                                                     ENDED        ENDED        ENDED        ENDED        ENDED       ENDED
                                                    OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,     OCT 31,
                                                     2019         2018         2019         2018         2019        2018
                                                  -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................. $   472,464  $   420,496  $   725,339  $   633,952  $  151,159  $  139,407
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**............     (46,440)     410,722      699,155    1,506,250     102,290     226,155
       Affiliated Investment Companies
         Shares Sold.............................          14         (107)          35          (48)         --         (25)
       Futures...................................       3,070       13,338       (1,255)      32,885      (2,039)        697
       Foreign Currency Transactions.............         928       (5,911)          --           --          --          --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency................................      (6,446)  (1,897,300)     565,227   (1,356,683)    326,938     (80,044)
       Affiliated Investment Companies
         Shares..................................         (10)          55           21          (15)          9           2
       Futures...................................       7,836       (9,675)      15,103      (21,778)         --          --
       Translation of Foreign Currency-
         Denominated Amounts.....................         652         (613)          --           --          --          --
                                                  -----------  -----------  -----------  -----------  ----------  ----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations...........................     432,068   (1,068,995)   2,003,625      794,563     578,357     286,192
                                                  -----------  -----------  -----------  -----------  ----------  ----------
Transactions in Interest:
   Contributions.................................     903,879    1,051,133    1,481,953    2,333,386     305,972     198,216
   Withdrawals...................................  (1,068,437)    (560,948)  (2,798,695)  (1,561,700)   (436,360)   (321,718)
                                                  -----------  -----------  -----------  -----------  ----------  ----------
       Net Increase (Decrease) from
         Transactions in Interest................    (164,558)     490,185   (1,316,742)     771,686    (130,388)   (123,502)
                                                  -----------  -----------  -----------  -----------  ----------  ----------
       Total Increase (Decrease) in Net
         Assets..................................     267,510     (578,810)     686,883    1,566,249     447,969     162,690
NET ASSETS
   Beginning of Year.............................  12,153,340   12,732,150   29,242,795   27,676,546   6,829,786   6,667,096
                                                  -----------  -----------  -----------  -----------  ----------  ----------
   End of Year................................... $12,420,850  $12,153,340  $29,929,678  $29,242,795  $7,277,755  $6,829,786
                                                  ===========  ===========  ===========  ===========  ==========  ==========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        THE DFA INTERNATIONAL VALUE SERIES
                                                         ---------------------------------------------------------------
                                                            YEAR          YEAR         YEAR         YEAR         YEAR
                                                            ENDED         ENDED        ENDED        ENDED        ENDED
                                                           OCT 31,       OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                            2019          2018         2017         2016         2015
                                                         -----------  -----------   -----------  ----------   ----------
Total Return............................................        3.60%       (8.10%)       26.53%      (0.10%)      (5.35%)
                                                         -----------  -----------   -----------  ----------   ----------
Net Assets, End of Year (thousands)..................... $12,420,850  $12,153,340   $12,732,150  $9,729,540   $9,227,905
Ratio of Expenses to Average Net Assets.................        0.21%        0.22%         0.22%       0.22%        0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees
  Paid Indirectly)......................................        0.22%        0.22%         0.22%       0.22%        0.22%
Ratio of Net Investment Income to Average Net Assets....        3.92%        3.21%         3.33%       3.72%        3.31%
Portfolio Turnover Rate.................................          16%          20%           17%         17%          21%
                                                         -----------  -----------   -----------  ----------   ----------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         THE U.S. LARGE CAP VALUE SERIES
                                                         ---------------------------------------------------------------
                                                            YEAR         YEAR         YEAR         YEAR         YEAR
                                                            ENDED        ENDED        ENDED        ENDED        ENDED
                                                           OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                            2019         2018         2017         2016         2015
                                                         -----------  -----------  -----------  -----------  -----------
Total Return............................................        7.15%        2.95%       24.31%        4.75%        1.32%
                                                         -----------  -----------  -----------  -----------  -----------
Net Assets, End of Year (thousands)..................... $29,929,678  $29,242,795  $27,676,546  $20,916,568  $19,094,057
Ratio of Expenses to Average Net Assets.................        0.11%        0.11%        0.11%        0.11%        0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously
  Waived Fees Recovered by Advisor).....................        0.11%        0.11%        0.11%        0.11%        0.11%
Ratio of Net Investment Income to Average Net Assets....        2.50%        2.14%        2.19%        2.39%        2.20%
Portfolio Turnover Rate.................................          10%          13%          15%          15%          16%
                                                         -----------  -----------  -----------  -----------  -----------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                                                             ----------------------------------------------------------
                                                                YEAR        YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                                               OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                                2019        2018        2017        2016        2015
                                                             ----------  ----------  ----------  ----------  ----------
Total Return................................................       8.83%       4.26%      22.61%       2.79%       2.93%
                                                             ----------  ----------  ----------  ----------  ----------
Net Assets, End of Year (thousands)......................... $7,277,755  $6,829,786  $6,667,096  $5,538,404  $5,348,412
Ratio of Expenses to Average Net Assets.....................       0.21%       0.21%       0.21%       0.21%       0.21%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor)................................       0.21%       0.21%       0.21%       0.21%       0.21%
Ratio of Net Investment Income to Average Net Assets........       2.20%       1.99%       2.02%       2.05%       1.82%
Portfolio Turnover Rate.....................................         10%          5%          7%          9%          6%
                                                             ----------  ----------  ----------  ----------  ----------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of eleven portfolios, three of which, The DFA International Value Series, The U.S. Large Cap Value Series, and The Tax-Managed U.S. Marketwide Value Series (the "Series"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series, value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The DFA International Value Series (the "International Series") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on International Series' foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Series uses fair value pricing, the values assigned to the International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables are included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Series does not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Series and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2019, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date.
Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets. The International Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to each Series. For the year ended October 31, 2019, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20%, 0.10% and 0.20% of the average daily net assets for The DFA International Value Series, The U.S. Large Cap Value Series, and The Tax-Managed U.S. Marketwide Value Series, respectively.

EARNED INCOME CREDIT:

   Additionally, certain Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Series' net assets. During the year ended October 31, 2019, expenses reduced were as follows (amount in thousands):

                                                     FEES PAID
                                                     INDIRECTLY
                                                     ----------
                 The DFA International Value Series.    $923

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2019, the total related amounts paid by the Trust to the CCO was $73 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2019, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

               The DFA International Value Series........... $402
               The U.S. Large Cap Value Series..............  680
               The Tax-Managed U.S. Marketwide Value Series.  190

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2019, the Series' transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

                                                    OTHER INVESTMENT SECURITIES
                                                    ---------------------------
                                                    PURCHASES       SALES
                                                     ----------    ----------
      The DFA International Value Series........... $2,227,903    $1,896,927
      The U.S. Large Cap Value Series..............  3,093,702     2,922,384
      The Tax-Managed U.S. Marketwide Value Series.    837,761       660,740

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

   The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

                                                                      CHANGE IN
                                                       NET REALIZED  UNREALIZED
                   BALANCE AT    PURCHASES   PROCEEDS  GAIN/(LOSS)  APPRECIATION/    BALANCE AT      SHARES AS OF   DIVIDEND
                OCTOBER 31, 2018  AT COST   FROM SALES   ON SALES   DEPRECIATION  OCTOBER 31, 2019 OCTOBER 31, 2019  INCOME
                ---------------- ---------- ---------- ------------ ------------- ---------------- ---------------- --------
THE DFA
 INTERNATIONAL
 VALUE
 SERIES
The DFA
 Short Term
 Investment
 Fund..........     $488,072     $5,259,583 $5,490,067     $14          $(10)         $257,592          22,262      $11,035
                    --------     ---------- ----------     ---          ----          --------          ------      -------
TOTAL..........     $488,072     $5,259,583 $5,490,067     $14          $(10)         $257,592          22,262      $11,035
                    ========     ========== ==========     ===          ====          ========          ======      =======
THE U.S.
 LARGE CAP
 VALUE
 SERIES
The DFA
 Short Term
 Investment
 Fund..........     $516,726     $5,011,809 $5,272,699     $35          $ 21          $255,892          22,115      $14,604
                    --------     ---------- ----------     ---          ----          --------          ------      -------
TOTAL..........     $516,726     $5,011,809 $5,272,699     $35          $ 21          $255,892          22,115      $14,604
                    ========     ========== ==========     ===          ====          ========          ======      =======
THE
 TAX-MANAGED
 U.S.
 MARKETWIDE
 VALUE
 SERIES
The DFA
 Short Term
 Investment
 Fund..........     $132,755     $  838,971 $  869,975      --          $  9          $101,760           8,794      $ 3,485
                    --------     ---------- ----------     ---          ----          --------          ------      -------
TOTAL..........     $132,755     $  838,971 $  869,975      --          $  9          $101,760           8,794      $ 3,485
                    ========     ========== ==========     ===          ====          ========          ======      =======


                CAPITAL GAIN
                DISTRIBUTIONS
                -------------
THE DFA
 INTERNATIONAL
 VALUE
 SERIES
The DFA
 Short Term
 Investment
 Fund..........      --
                     --
TOTAL..........      --
                     ==
THE U.S.
 LARGE CAP
 VALUE
 SERIES
The DFA
 Short Term
 Investment
 Fund..........      --
                     --
TOTAL..........      --
                     ==
THE
 TAX-MANAGED
 U.S.
 MARKETWIDE
 VALUE
 SERIES
The DFA
 Short Term
 Investment
 Fund..........      --
                     --
TOTAL..........      --
                     ==

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   As of October 31, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                           NET
                                                                                        UNREALIZED
                                               FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                                               TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                              ----------- ------------ -------------- --------------
The DFA International Value Series........... $12,333,319  $1,392,910   $(1,234,155)    $  158,755
The U.S. Large Cap Value Series..............  22,130,188   9,582,563    (1,569,086)     8,013,477
The Tax-Managed U.S. Marketwide Value Series.   4,059,954   3,483,291      (166,447)     3,316,844

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in the Series' financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. FORWARD CURRENCY CONTRACTS: The International Series may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the International Series' currency exposure with respect to a foreign market will be based primarily on the Series' existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Series record a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Series deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by a Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2019 was as follows (amounts in thousands):

                                                     FUTURES**
                                                     ---------
                 The DFA International Value Series. $ 98,810
                 The U.S. Large Cap Value Series....  190,177

** Average Notional Value of contracts

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of October 31, 2019 (amounts in thousands):

                                              ASSET DERIVATIVES VALUE
                                          -------------------------------
                                            TOTAL VALUE
                                                 AT            EQUITY
                                          OCTOBER 31, 2019 CONTRACTS*,(1)
                                          ---------------- --------------
      The DFA International Value Series.      $1,045          $1,045
      The U.S. Large Cap Value Series....       1,384           1,384

(1) Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2019 (amounts in thousands):

                                                REALIZED GAIN (LOSS) ON
                                                    DERIVATIVES
                                                -----------------------
                                                            EQUITY
                                                TOTAL    CONTRACTS (1)
                                                 ------  -------------
            The DFA International Value Series. $3,070      $3,070

                                                 REALIZED GAIN (LOSS) ON
                                                      DERIVATIVES
                                                 --------------------
                                                              EQUITY
                                                  TOTAL    CONTRACTS (1)
                                                 -------   -------------
        The U.S. Large Cap Value Series......... $(1,255)     $(1,255)
        The Tax-Managed U.S. Marketwide Value
          Series................................  (2,039)      (2,039)*


                                                  CHANGE IN UNREALIZED APPRECIATION
                                                  (DEPRECIATION) ON DERIVATIVES
                                                  ---------------------------------
                                                                   EQUITY
                                                   TOTAL        CONTRACTS (2)
                                                     -------    -------------
         The DFA International Value Series...... $ 7,836          $ 7,836
         The U.S. Large Cap Value Series.........  15,103           15,103

(1)  Presented on Statements of Operations as Net Realized Gain (Loss) on:
     Futures.
(2) Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
* As of October 31, 2019, there were no futures contracts outstanding. During the year ended October 31, 2019, the Series had limited activity in futures contracts.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   For the year ended October 31, 2019, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                 WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT    OUTSTANDING
                                  AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING    BORROWINGS
                               INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD    AS OF 10/31/2019
                               ------------- ------------ ------------ -------- --------------- ----------------
The DFA International Value
  Series......................     1.30%         $42           2          --          $84              --

                                 WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT    OUTSTANDING
                                  AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING    BORROWINGS
                               INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD    AS OF 10/31/2019
                               ------------- ------------ ------------ -------- --------------- ----------------
The Tax-Managed U.S.
  Marketwide Value Series.....     2.92%        $6,634         41        $23        $28,250            --

* Number of Days Outstanding represents the total single or consecutive days during the year ended October 31, 2019, that each Series' available line of credit was used.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not use the interfund lending program during the year ended October 31, 2019.

I. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2019, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

   For the year ended October 31, 2019, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                PURCHASES  SALES   REALIZED GAIN (LOSS)
---------                                --------- -------- --------------------
The DFA International Value Series...... $132,250  $124,185       $(31,843)
The U.S. Large Cap Value Series.........  347,838   428,849        (68,292)
The Tax-Managed U.S. Marketwide Value
  Series................................  240,546    31,120         (7,618)

J. SECURITIES LENDING:

   As of October 31, 2019, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. Additionally, each Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                             NON-CASH
                                                            COLLATERAL
                                                              MARKET
                                                              VALUE
                                                            ----------
         The DFA International Value Series................  $ 79,753
         The U.S. Large Cap Value Series...................   337,733

                                                             NON-CASH
                                                            COLLATERAL
                                                              MARKET
                                                              VALUE
                                                            ----------
         The Tax-Managed U.S. Marketwide Value Series......  $72,251

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2019:

                                                REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                             AS OF OCTOBER 31, 2019
                                              -----------------------------------------------------
                                              OVERNIGHT AND            BETWEEN
                                               CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS  TOTAL
                                              ------------- -------- ------------ -------- --------
SECURITIES LENDING TRANSACTIONS
THE DFA INTERNATIONAL VALUE SERIES
   Common Stocks.............................   $257,574       --         --         --    $257,574
THE U.S. LARGE CAP VALUE SERIES
   Common Stocks.............................    255,842       --         --         --     255,842
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
   Common Stocks.............................    101,743       --         --         --     101,743

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Series' financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series' early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.

M. OTHER:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit") and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims were preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the "Supreme Court"), seeking review of the Second Circuit's ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court's decision in Merit Management Group, LP v. FTI Consulting, Inc., 138 S.Ct. 883 (2018) ("Merit Mgmt."), which addressed the scope of the Bankruptcy Code's safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs' petition for certiorari. The Second Circuit's review is pending.

   On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee's proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code's safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the Court's dismissal order and order denying the Trustee's motion for leave to amend to the Second Circuit. The Second Circuit appeal is pending.

   Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The U.S. Large Cap Value Series, The DFA International Value Series and The Tax-Managed U.S. Marketwide Value Series

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of The U.S. Large Cap Value Series, The DFA International Value Series and The Tax-Managed U.S. Marketwide Value Series (three of the series constituting The DFA Investment Trust Company, hereafter collectively referred to as the "Series") as of October 31, 2019, the related statements of operations for the year ended October 31, 2019, the statements of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended
October 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of October 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended
October 31, 2019, and each of the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINIONS

These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on the Series' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodians, brokers and the transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2019

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2019.

Each Board's Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, Abbie J. Smith, Douglas
W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee met one time during the fiscal year ended October 31, 2019.

Each Board's Strategy Committee is composed of Gerard K. O'Reilly, Douglas W. Diamond, Edward P. Lazear, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios' investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and
(iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2019.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

DISINTERESTED DIRECTORS

                                                                                                                OTHER
                                                                                          PORTFOLIOS       DIRECTORSHIPS OF
                                TERM OF                                                   WITHIN THE           PUBLIC
                               OFFICE/1/ AND                                               DFA FUND        COMPANIES HELD
 NAME, ADDRESS AND             LENGTH OF                                                  COMPLEX/2/        DURING PAST 5
  YEAR OF BIRTH      POSITION   SERVICE       PRINCIPAL OCCUPATION DURING PAST 5 YEARS     OVERSEEN             YEARS
-------------------- --------- ------------   ---------------------------------------- ------------------ -------------------
George M.            Director  Since 1983      Leo Melamed Professor of Finance,       128 portfolios in  None
Constantinides                                 University of Chicago Booth School of   4 investment
University of                                  Business (since 1978).                  companies
Chicago Booth
School of Business
5807 S. Woodlawn
Avenue Chicago,
IL 60637

1947

Douglas W.           Director  Since 2017      Merton H. Miller Distinguished          128 portfolios in  None
Diamond                                        Service Professor of Finance,           4 investment
c/o Dimensional                                University of Chicago Booth School of   companies
Fund Advisors LP                               Business (since 1988). Visiting
6300 Bee Cave                                  Scholar, Federal Reserve Bank of
Road, Building                                 Richmond (since 1990). Formerly,
One Austin, TX                                 Fischer Black Visiting Professor of
78746                                          Financial Economics, Alfred P. Sloan
                                               School of Management, Massachusetts
1953                                           Institute of Technology (2015 to
                                               2016).

Darrell Duffie c/o   Director  Since March     Dean Witter Distinguished Professor     128 portfolios in  Formerly,
Dimensional Fund               2019            of Finance, Graduate School of          4 investment       Director, Moody's
Advisors LP 6300                               Business, Stanford University (since    companies          Corporation
Bee Cave Road,                                 1984).                                                     (financial
Building One                                                                                              information and
Austin, TX 78746                                                                                          information
                                                                                                          technology) (2008-
1954                                                                                                      April 2018).

Roger G. Ibbotson    Director  Since 1981      Professor in Practice Emeritus of       128 portfolios in  None
Yale School of                                 Finance, Yale School of Management      4 investment
Management P.O.                                (since 1984). Chairman and Partner,     companies
Box 208200 New                                 Zebra Capital Management, LLC (hedge
Haven, CT 06520-                               fund and asset manager) (since 2001).
8200                                           Formerly, Consultant to Morningstar,
                                               Inc. (2006 - 2016).
1943

Edward P. Lazear     Director  Since 2010      Distinguished Visiting Fellow, Becker   128 portfolios in  None
Stanford University                            Friedman Institute for Research in      4 investment
Graduate School of                             Economics, University of Chicago        companies
Business Knight                                (since 2015). Morris Arnold Cox
Management                                     Senior Fellow, Hoover Institution
Center, E346                                   (since 2002). Davies Family Professor
Stanford, CA                                   of Economics, Graduate School of
94305                                          Business, Stanford University (since
                                               1995). Cornerstone Research (expert
1948                                           testimony and economic and financial
                                               analysis) (since 2009).

Myron S. Scholes     Director  Since 1981      Chief Investment Strategist, Janus      128 portfolios in  Formerly, Adviser,
c/o Dimensional                                Henderson Investors (since 2014).       4 investment       Kuapay, Inc.
Fund Advisors LP                               Frank E. Buck Professor of Finance,     companies          (2013-2014).
6300 Bee Cave                                  Emeritus, Graduate School of                               Formerly,
Road, Building                                 Business, Stanford University (since                       Director,
One Austin, TX                                 1981).                                                     American Century
78746                                                                                                     Fund Complex
                                                                                                          (registered
1941                                                                                                      investment
                                                                                                          companies) (43
                                                                                                          Portfolios) (1980-
                                                                                                          2014).

                                                                                                                OTHER
                                                                                         PORTFOLIOS       DIRECTORSHIPS OF
                               TERM OF                                                   WITHIN THE            PUBLIC
                              OFFICE/1/ AND                                               DFA FUND         COMPANIES HELD
NAME, ADDRESS AND             LENGTH OF                                                  COMPLEX/2/         DURING PAST 5
  YEAR OF BIRTH     POSITION   SERVICE       PRINCIPAL OCCUPATION DURING PAST 5 YEARS     OVERSEEN              YEARS
------------------- --------- ------------   ---------------------------------------- ------------------ --------------------
Abbie J. Smith      Director  Since 2000      Boris and Irene Stern Distinguished     128 portfolios in  Director (since
University of                                 Service Professor of Accounting,        4 investment       2000) and
Chicago Booth                                 University of Chicago Booth School of   companies          formerly, Lead
School of Business                            Business (since 1980).                                     Director (2014-
5807 S. Woodlawn                                                                                         2017), HNI
Avenue                                                                                                   Corporation (office
Chicago, IL 60637                                                                                        furniture);
                                                                                                         Director, Ryder
1953                                                                                                     System Inc.
                                                                                                         (transportation,
                                                                                                         logistics and
                                                                                                         supply-chain
                                                                                                         management)
                                                                                                         (since 2003); and
                                                                                                         Trustee, UBS
                                                                                                         Funds (3
                                                                                                         investment
                                                                                                         companies within
                                                                                                         the fund complex)
                                                                                                         (19 portfolios)
                                                                                                         (since 2009).

Ingrid M. Werner    Director  Since March     Martin and Andrew Murrer Professor of   128 portfolios in  Director, Fourth
c/o Dimensional               2019            Finance, Fisher College of Business,    4 investment       Swedish AP Fund
Fund Advisors LP                              The Ohio State University (since        companies          (pension fund asset
6300 Bee Cave                                 1998). Adjunct Member, the Prize                           management)
Road, Building                                Committee for the Swedish Riksbank                         (since 2017).
One Austin, TX                                Prize in Economic Sciences in Memory
78746                                         of Alfred Nobel (annual award for
                                              significant scientific research
1961                                          contribution) (since January 2018).
                                              President, Western Finance
                                              Association (global association of
                                              academic researchers and
                                              practitioners in finance) (since June
                                              2018). Director, American Finance
                                              Association (global association of
                                              academic researchers and
                                              practitioners in finance) (since
                                              January 2019). Member, Economic
                                              Advisory Committee, FINRA (since
                                              2017). Chairman, Scientific Advisory
                                              Board, Swedish House of Finance
                                              (institute supporting academic
                                              research in finance) (since 2014).
                                              Member, Scientific Board, Danish
                                              Finance Institute (institute
                                              supporting academic research in
                                              finance) (since 2017). Member,
                                              Academic Board, Mistra Financial
                                              Systems (organization funding
                                              academic research on environment,
                                              governance and climate/sustainability
                                              in finance) (since 2016). Fellow,
                                              Center for Analytical Finance
                                              (academic research) (since 2015).
                                              Associate Editor, Journal of Finance
                                              (since 2016).

INTERESTED DIRECTOR

   The following interested Director is described as such because he is deemed to be an "interested person," as that term is defined under the 1940 Act, due to his position with the Advisor.

                                                                                     PORTFOLIOS
                           TERM OF                                                   WITHIN THE      OTHER DIRECTORSHIPS
NAME, ADDRESS             OFFICE/1/ AND                                               DFA FUND       OF PUBLIC COMPANIES
 AND YEAR OF              LENGTH OF                                                  COMPLEX/2/      HELD DURING PAST 5
    BIRTH       POSITION   SERVICE       PRINCIPAL OCCUPATION DURING PAST 5 YEARS     OVERSEEN             YEARS
--------------- --------- -----------    ---------------------------------------- ------------------ -------------------
David G. Booth  Chairman  Since 1981      Chairman, Director/Trustee, and         128 portfolios in         None
6300 Bee Cave   and                       formerly, President and Co-Chief        4 investment
Road, Building  Director                  Executive Officer (each until March     companies
One Austin, TX                            2017) of Dimensional Emerging Markets
78746                                     Value Fund ("DEM"), DFAIDG,
                                          Dimensional Investment Group Inc.
1946                                      ("DIG") and The DFA Investment Trust
                                          Company ("DFAITC"). Executive
                                          Chairman, and formerly, President and
                                          Co-Chief Executive Officer (each
                                          until February 2017) of Dimensional
                                          Holdings Inc., Dimensional Fund
                                          Advisors LP, Dimensional Investment
                                          LLC and DFA Securities LLC
                                          (collectively with DEM, DFAIDG, DIG
                                          and DFAITC, the "DFA Entities").
                                          Formerly, Chairman and Director
                                          (2009-2018) and Co-Chief Executive
                                          Officer (2010 - June 2017) of
                                          Dimensional Fund Advisors Canada ULC.
                                          Trustee, University of Chicago (since
                                          2002). Trustee, University of Kansas
                                          Endowment Association (since 2005).
                                          Formerly, Director of Dimensional
                                          Fund Advisors Ltd. (2002 -July 2017),
                                          DFA Australia Limited (1994 - July
                                          2017), Dimensional Advisors Ltd.
                                          (2012 - July 2017), Dimensional Funds
                                          plc (2006 - July 2017) and
                                          Dimensional Funds II plc (2006 - July
                                          2017). Formerly, Director and
                                          President of Dimensional Japan Ltd.
                                          (2012 - April 2017). Formerly,
                                          President, Dimensional SmartNest (US)
                                          LLC (2009-2014); and Limited Partner,
                                          VSC Investors, LLC (2007-2015).
                                          Formerly, Chairman, Director,
                                          President and Co-Chief Executive
                                          Officer of Dimensional Cayman
                                          Commodity Fund I Ltd. (2010-September
                                          2017).

1 Each Director holds office for an indefinite term until his or her successor is elected and qualified.
2 Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor's affiliate, Dimensional Fund Advisors Canada ULC.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                     TERM OF
                                   OFFICE/1/ AND
NAME AND YEAR OF                    LENGTH OF
     BIRTH           POSITION        SERVICE           PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------- --------------- ---------------- --------------------------------------------------
Valerie A. Brown  Vice President    Since 2001     Vice President and Assistant Secretary of
1967              and Assistant                        .  all the DFA Entities (since 2001)
                  Secretary                            .  DFA Australia Limited (since 2002)
                                                       .  Dimensional Fund Advisors Ltd. (since 2002)
                                                       .  Dimensional Cayman Commodity Fund I Ltd.
                                                          (since 2010)
                                                       .  Dimensional Fund Advisors Pte. Ltd. (since
                                                          2012)
                                                       .  Dimensional Hong Kong Limited (since 2012)
                                                   Director, Vice President and Assistant Secretary
                                                   (since 2003) of
                                                       .  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner  Vice President  Since September  Vice President and Assistant Secretary of
1982              and Assistant        2019            .  DFAIDG, DIG, DFAITC and DEM (since
                  Secretary                               September 2019)
                                                   Vice President (since January 2018) of
                                                       .  Dimensional Holdings Inc.
                                                       .  Dimensional Fund Advisors LP
                                                       .  Dimensional Investment LLC
                                                       .  DFA Securities LLC

David P. Butler   Co-Chief          Since 2017     Co-Chief Executive Officer (since 2017) of
1964              Executive                            .  all the DFA entities
                  Officer                          Director (since 2017) of
                                                       .  Dimensional Holdings Inc.
                                                       .  Dimensional Fund Advisors Canada ULC
                                                       .  Dimensional Japan Ltd.
                                                       .  Dimensional Advisors Ltd.
                                                       .  Dimensional Fund Advisors Ltd.
                                                       .  DFA Australia Limited
                                                   Director and Co-Chief Executive Officer (since
                                                   2017) of
                                                       .  Dimensional Cayman Commodity Fund I Ltd.
                                                   Head of Global Financial Advisor Services (since
                                                   2007) for
                                                       .  Dimensional Fund Advisors LP
                                                   Formerly, Vice President (2007 - 2017) of
                                                       .  all the DFA Entities

Stephen A. Clark  Executive Vice    Since 2017     Executive Vice President (since 2017) of
1972              President                            .  all the DFA entities
                                                   Director and Vice President (since 2016) of
                                                       .  Dimensional Japan Ltd.
                                                   President and Director (since 2016) of
                                                       .  Dimensional Fund Advisors Canada ULC
                                                   Vice President (since 2008) and Director (since
                                                   2016) of
                                                       .  DFA Australia Limited
                                                   Director (since 2016) of
                                                       .  Dimensional Advisors Ltd.
                                                       .  Dimensional Fund Advisors Pte. Ltd.
                                                       .  Dimensional Hong Kong Limited
                                                   Vice President (since 2016) of
                                                       .  Dimensional Fund Advisors Pte. Ltd.
                                                   Formerly, Vice President (2004 - 2017) of
                                                       .  all the DFA Entities
                                                   Formerly, Vice President (2010 - 2016) of
                                                       .  Dimensional Fund Advisors Canada ULC
                                                   Formerly, Head of Institutional, North America
                                                   (2012-2013) and Head of Global Institutional
                                                   Services (2014-2018) for
                                                       .  Dimensional Fund Advisors LP

                                       TERM OF
                                     OFFICE/1/ AND
NAME AND YEAR OF                      LENGTH OF
      BIRTH           POSITION         SERVICE           PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------ ---------------- ---------------- -------------------------------------------------
Christopher S.     Vice President     Since 2004     Vice President and Global Chief Compliance
Crossan            and Global                        Officer (since 2004) of
1965               Chief                                 .  all the DFA Entities
                   Compliance                            .  DFA Australia Limited
                   Officer                               .  Dimensional Fund Advisors Ltd.
                                                     Chief Compliance Officer (since 2006) and Chief
                                                     Privacy Officer (since 2015) of
                                                         .  Dimensional Fund Advisors Canada ULC
                                                     Chief Compliance Officer of
                                                         .  Dimensional Fund Advisors Pte. Ltd. (since
                                                            2012)
                                                         .  Dimensional Japan Ltd. (since 2017)
                                                     Formerly, Vice President and Global Chief
                                                     Compliance Officer (2010 - 2014) for
                                                         .  Dimensional SmartNest (US) LLC

Gregory K. Hinkle  Vice President,  Vice President   Vice President, Chief Financial Officer, and
1958               Chief Financial  since 2015 and   Treasurer (since 2016) of
                   Officer, and     Chief Financial      .  all the DFA Entities
                   Treasurer          Officer and        .  Dimensional Advisors Ltd.
                                    Treasurer since      .  Dimensional Fund Advisors Ltd.
                                         2016            .  Dimensional Hong Kong Limited
                                                         .  Dimensional Cayman Commodity Fund I Ltd.
                                                         .  Dimensional Fund Advisors Canada ULC
                                                         .  Dimensional Fund Advisors Pte. Ltd.
                                                         .  DFA Australia Limited
                                                     Director (since 2016) for
                                                         .  Dimensional Funds plc
                                                         .  Dimensional Funds II plc
                                                     Formerly, interim Chief Financial Officer and
                                                     interim Treasurer (2016) of
                                                         .  all the DFA Entities
                                                         .  Dimensional Fund Advisors LP
                                                         .  Dimensional Fund Advisors Ltd.
                                                         .  DFA Australia Limited
                                                         .  Dimensional Advisors Ltd.
                                                         .  Dimensional Fund Advisors Pte. Ltd.
                                                         .  Dimensional Hong Kong Limited
                                                         .  Dimensional Cayman Commodity Fund I Ltd.
                                                         .  Dimensional Fund Advisors Canada ULC
                                                     Formerly, Controller (2015 - 2016) of
                                                         .  all the DFA Entities
                                                         .  Dimensional Fund Advisors LP
                                                     Formerly, Vice President (2008 - 2015) of
                                                         .  T. Rowe Price Group, Inc.
                                                     Formerly, Director of Investment Treasury and
                                                     Treasurer (2008 - 2015) of
                                                         .  the T. Rowe Price Funds

Jeff J. Jeon       Vice President     Since 2004     Vice President (since 2004) and Assistant
1973                                                 Secretary (2017-2019) of
                                                         .  all the DFA Entities
                                                     Vice President and Assistant Secretary (since
                                                     2010) of
                                                         .  Dimensional Cayman Commodity Fund I Ltd.

Joy Lopez          Vice President   Vice President   Vice President (since 2015) of
1971               and Assistant    since 2015 and       .  all the DFA Entities
                   Treasurer           Assistant     Assistant Treasurer (since 2017) of
                                    Treasurer since      .  the DFA Fund Complex
                                         2017        Formerly, Senior Tax Manager (2013 - 2015) for
                                                         .  Dimensional Fund Advisors LP

Kenneth M. Manell  Vice President     Since 2010     Vice President (since 2010) of
1972                                                     .  all the DFA Entities
                                                         .  Dimensional Cayman Commodity Fund I Ltd.

Catherine L.       President and    President since  President (since 2017) of
Newell             General Counsel     2017 and          .  the DFA Fund Complex
1964                                General Counsel  General Counsel (since 2001) of
                                      since 2001         .  All the DFA Entities
                                                     Executive Vice President (since 2017) and
                                                     Secretary (since 2000) of

                                       TERM OF
                                     OFFICE/1/ AND
 NAME AND YEAR OF                     LENGTH OF
      BIRTH            POSITION        SERVICE           PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------- --------------- ---------------- -------------------------------------------------
                                                         .  Dimensional Fund Advisors LP
                                                         .  Dimensional Holdings Inc.
                                                         .  DFA Securities LLC
                                                         .  Dimensional Investment LLC
                                                     Director (since 2002), Vice President (since
                                                     1997) and Secretary (since 2002) of
                                                         .  DFA Australia Limited
                                                         .  Dimensional Fund Advisors Ltd.
                                                     Vice President and Secretary of
                                                         .  Dimensional Fund Advisors Canada ULC
                                                            (since 2003)
                                                         .  Dimensional Cayman Commodity Fund I Ltd.
                                                            (since 2010)
                                                         .  Dimensional Japan Ltd. (since 2012)
                                                         .  Dimensional Advisors Ltd (since 2012)
                                                         .  Dimensional Fund Advisors Pte. Ltd. (since
                                                            2012)
                                                     Director of
                                                         .  Dimensional Funds plc (since 2002)
                                                         .  Dimensional Funds II plc (since 2006)
                                                         .  Director of Dimensional Japan Ltd. (since
                                                            2012)
                                                         .  Dimensional Advisors Ltd. (since 2012)
                                                         .  Dimensional Fund Advisors Pte. Ltd. (since
                                                            2012)
                                                         .  Dimensional Hong Kong Limited (since 2012)
                                                     Formerly, Vice President and Secretary (2010 -
                                                     2014) of
                                                         .  Dimensional SmartNest (US) LLC
                                                     Formerly, Vice President (1997 - 2017) and
                                                     Secretary (2000 - 2017) of
                                                         .  the DFA Fund Complex
                                                     Formerly, Vice President of
                                                         .  Dimensional Fund Advisors LP (1997 - 2017)
                                                         .  Dimensional Holdings Inc. (2006 - 2017)
                                                         .  DFA Securities LLC (1997 - 2017)
                                                         .  Dimensional Investment LLC (2009 - 2017)

Selwyn Notelovitz   Vice President    Since 2013     Vice President and Deputy Chief Compliance
1961                and Deputy                       Officer of
                    Chief                                .  the DFA Fund Complex (since 2013)
                    Compliance                           .  Dimensional Fund Advisors LP (since 2012)
                    Officer

Carolyn L. O        Vice President  Vice President   Vice President (since 2010) and Secretary (since
1974                and Secretary   since 2010 and   2017) of
                                    Secretary since      .  the DFA Fund Complex
                                         2017        Vice President (since 2010) and Assistant
                                                     Secretary (since 2016) of
                                                         .  Dimensional Fund Advisors LP
                                                         .  Dimensional Holdings Inc.
                                                         .  Dimensional Investment LLC
                                                     Vice President of
                                                         .  DFA Securities LLC (since 2010)
                                                         .  Dimensional Cayman Commodity Fund I Ltd.
                                                            (since 2010)
                                                         .  Dimensional Fund Advisors Canada ULC
                                                            (since 2016)

Gerard K. O'Reilly  Co-Chief           Co-Chief      Co-Chief Executive Officer and Chief Investment
1976                Executive          Executive     Officer (since 2017) of
                    Officer and       Officer and        .  all the DFA Entities
                    Chief                Chief           .  Dimensional Fund Advisors Canada ULC
                    Investment        Investment     Director, Chief Investment Officer and Vice
                    Officer          Officer since   President (since 2017) of
                                         2017            .  DFA Australia Limited
                                                     Chief Investment Officer (since 2017) and Vice
                                                     President (since 2016) of
                                                         .  Dimensional Japan Ltd.
                                                     Director, Co-Chief Executive Officer and Chief
                                                     Investment Officer (since 2017) of
                                                         .  Dimensional Cayman Commodity Fund I Ltd.
                                                     Director of
                                                         .  Dimensional Funds plc (since 2014)
                                                         .  Dimensional Fund II plc (since 2014)
                                                         .  Dimensional Holdings Inc. (since 2017)
                                                     Formerly, Co-Chief Investment Officer of
                                                         .  Dimensional Japan Ltd. (2016 - 2017)

                             TERM OF
                            OFFICE/1/ AND
NAME AND YEAR OF            LENGTH OF
     BIRTH        POSITION   SERVICE           PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------  --------  -----------    -------------------------------------------------
                                               .  DFA Australia Limited (2014 - 2017)
                                           Formerly, Executive Vice President (2017) and
                                           Co-Chief Investment Officer (2014-2017) of
                                               .  all the DFA Entities
                                           Formerly, Vice President (2007 - 2017) of
                                               .  all the DFA Entities
                                           Formerly, Vice President and Co-Chief Investment
                                           Officer (2014 - 2017) of
                                               .  Dimensional Fund Advisors Canada ULC
                                           Formerly, Director (2017 - 2018) of
                                               .  Dimensional Fund Advisors Pte. Ltd.

1 Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

For shareholders that do not have an October 31, 2019 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2019 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 01, 2018 to October 31, 2019, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder. The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation (S)1.199A-3(d).

                                                                                               QUALIFYING
                                                                                                   FOR
                      NET                                                                       CORPORATE
DIMENSIONAL       INVESTMENT    SHORT-TERM     LONG-TERM                                        DIVIDENDS   QUALIFYING
INVESTMENT          INCOME     CAPITAL GAIN  CAPITAL GAIN  RETURN OF TAX-EXEMPT     TOTAL       RECEIVED     DIVIDEND
GROUP INC.       DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS  CAPITAL   INTEREST  DISTRIBUTIONS DEDUCTION (1) INCOME (2)
-----------      ------------- ------------- ------------- --------- ---------- ------------- ------------- ----------
DFA
  International
  Value
  Portfolio
  III...........      62%           --            38%         --         --          100%           --         100%
U.S. Large
  Cap Value
  Portfolio
  III...........      26%           --            74%         --         --          100%          100%        100%
Tax-Managed
  U.S.
  Marketwide
  Value
  Portfolio
  II............      37%           --            63%         --         --          100%          100%        100%

                                                               QUALIFYING
                                                                 SHORT-
DIMENSIONAL          U.S.      FOREIGN    FOREIGN   QUALIFYING    TERM
INVESTMENT        GOVERNMENT     TAX       SOURCE    INTEREST   CAPITAL
GROUP INC.       INTEREST (3) CREDIT (4) INCOME (5) INCOME (6)  GAIN (7)
-----------      ------------ ---------- ---------- ---------- ----------
DFA
  International
  Value
  Portfolio
  III...........      --           5%       100%        --         --
U.S. Large
  Cap Value
  Portfolio
  III...........      --          --         --         --         --
Tax-Managed
  U.S.
  Marketwide
  Value
  Portfolio
  II............      --          --         --         --         --

(1) Qualifying Dividends represents dividends that qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4) "Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5) "Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6) The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

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

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

 LOGO                                                         DFA103119-008A
                                                                    00237496

                                                         LOGO

Annual Report

YEAR ENDED: OCTOBER 31, 2019

--------------------------------------------------------------------------------
DIMENSIONAL INVESTMENT GROUP INC.
--------------------------------------------------------------------------------

EMERGING MARKETS PORTFOLIO II

SEE THE INSIDE FRONT COVER FOR IMPORTANT INFORMATION ABOUT ACCESS TO YOUR FUND'S ANNUAL AND SEMI-ANNUAL SHAREHOLDER REPORTS.

IMPORTANT INFORMATION ABOUT ACCESS TO SHAREHOLDER REPORTS

   Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Portfolio's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on the Portfolio's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

   If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Portfolio anytime by contacting the Portfolio's transfer agent at
(888) 576-1167 or by contacting your financial intermediary.

   You may elect to receive all future shareholder reports in paper free of charge. You can inform the Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

 LOGO

December 2019

Dear Fellow Shareholder,

Since our founding in 1981, sound investment solutions based on financial science have been at the heart of Dimensional. We recognize that the assets you entrust to our firm play an important role in your future.

With a 38-year track record, our investment strategies are guided by rigorous academic research, deep convictions about the power of capital markets, and the importance of information in security prices.

We aim to add value through implementation by using a systematic approach to invest in securities with higher expected returns and implementing a robust portfolio management process that seeks to increase returns and manage risk. We apply flexible trading algorithms to minimize potential price impact.

We take pride in the many longstanding clients we have had the honor of working with over the last four decades, and we continue to seek opportunities to raise the bar both within our company and the industry.

On behalf of more than 1,400 employees at Dimensional aiming to serve you, we thank you.

Sincerely,

/s/ David P. Butler                      /s/ Gerard K. O'Reilly
---------------------------------------  --------------------------------------
DAVID P. BUTLER                          GERARD K. O'REILLY
Co-Chief Executive Officer               Co-Chief Executive Officer and
                                         Chief Investment Officer

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

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                   PAGE
                                                   ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES........   1
DIMENSIONAL INVESTMENT GROUP INC.
   Performance Charts.............................   2
   Management's Discussion and Analysis...........   3
   Disclosure of Fund Expenses....................   5
   Disclosure of Portfolio Holdings...............   6
   Schedule of Investments
       Emerging Markets Portfolio II..............   7
   Statement of Assets and Liabilities............   8
   Statement of Operations........................   9
   Statement of Changes in Net Assets.............  10
   Financial Highlights...........................  11
   Notes to Financial Statements..................  12
   Report of Independent Registered Public
     Accounting Firm..............................  17
THE DFA INVESTMENT TRUST COMPANY
   Performance Charts.............................  18
   Management's Discussion and Analysis...........  19
   Disclosure of Fund Expenses....................  21
   Disclosure of Portfolio Holdings...............  22
   Summary Schedule of Portfolio Holdings
       The Emerging Markets Series................  23
   Statement of Assets and Liabilities............  28
   Statement of Operations........................  29
   Statement of Changes in Net Assets.............  30
   Financial Highlights...........................  31
   Notes to Financial Statements..................  32
   Report of Independent Registered Public
     Accounting Firm..............................  41
FUND MANAGEMENT...................................  42
   Board of Directors or Trustees Table...........  43
VOTING PROXIES ON FUND PORTFOLIO SECURITIES.......  50
NOTICE TO SHAREHOLDERS............................  51

This report is submitted for the information of the Portfolio's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULE OF INVESTMENTS/SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------

Investment Abbreviations
   ADR                          American Depositary Receipt
   GDR                          Global Depositary Receipt
   SA                           Special Assessment

Investment Footnotes
   +                            See Note B to Financial Statements.
   (double right angle quote)   Securities that have generally been fair value factored.
                                See Note B to Financial Statements.
   ++                           Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have
                                been calculated as a percentage of total investments.
                                "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the
                                Fund. Some of the individual securities within this
                                category may include Total or Partial Securities on Loan
                                and/or Non-Income Producing Securities.
   *                            Non-Income Producing Securities.
   #                            Total or Partial Securities on Loan.
   @                            Security purchased with cash proceeds from Securities on
                                Loan.
   (S)                          Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------

   (A)                          Computed using average shares outstanding.
   (B)                          Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------

   --                           Amounts designated as -- are either zero or rounded to zero.
   SEC                          Securities and Exchange Commission

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------

EMERGING MARKETS PORTFOLIO II VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                    [CHART]

                   Emerging Markets              MSCI Emerging Markets
                     Portfolio II                Index (net dividends)
                  ------------------             ---------------------
10/31/2009             $10,000                          $10,000
11/30/2009              10,596                           10,430
12/31/2009              10,976                           10,841
 1/31/2010              10,382                           10,237
 2/28/2010              10,506                           10,273
 3/31/2010              11,381                           11,102
 4/30/2010              11,450                           11,237
 5/31/2010              10,386                           10,248
 6/30/2010              10,400                           10,173
 7/31/2010              11,317                           11,020
 8/31/2010              11,054                           10,806
 9/30/2010              12,312                           12,007
10/31/2010              12,680                           12,356
11/30/2010              12,395                           12,029
12/31/2010              13,405                           12,888
 1/31/2011              13,057                           12,538
 2/28/2011              12,963                           12,421
 3/31/2011              13,683                           13,152
 4/30/2011              14,158                           13,560
 5/31/2011              13,767                           13,204
 6/30/2011              13,593                           13,001
 7/31/2011              13,485                           12,943
 8/31/2011              12,393                           11,786
 9/30/2011              10,520                           10,068
10/31/2011              11,833                           11,402
11/30/2011              11,423                           10,642
12/31/2011              11,090                           10,513
 1/31/2012              12,277                           11,706
 2/29/2012              12,941                           12,407
 3/31/2012              12,602                           11,993
 4/30/2012              12,379                           11,850
 5/31/2012              11,042                           10,521
 6/30/2012              11,589                           10,927
 7/31/2012              11,681                           11,140
 8/31/2012              11,759                           11,103
 9/30/2012              12,413                           11,773
10/31/2012              12,350                           11,701
11/30/2012              12,510                           11,850
12/31/2012              13,239                           12,429
 1/31/2013              13,309                           12,601
 2/28/2013              13,150                           12,442
 3/31/2013              12,962                           12,228
 4/30/2013              13,111                           12,320
 5/31/2013              12,680                           12,004
 6/30/2013              11,883                           11,240
 7/31/2013              12,057                           11,357
 8/31/2013              11,774                           11,162
 9/30/2013              12,611                           11,888
10/31/2013              13,190                           12,466
11/30/2013              12,992                           12,284
12/31/2013              12,853                           12,106
 1/31/2014              11,963                           11,320
 2/28/2014              12,395                           11,695
 3/31/2014              12,833                           12,054
 4/30/2014              12,904                           12,094
 5/31/2014              13,341                           12,516
 6/30/2014              13,712                           12,849
 7/31/2014              13,875                           13,097
 8/31/2014              14,307                           13,392
 9/30/2014              13,255                           12,400
10/31/2014              13,392                           12,546
11/30/2014              13,260                           12,413
12/31/2014              12,664                           11,841
 1/31/2015              12,748                           11,912
 2/28/2015              13,134                           12,281
 3/31/2015              12,857                           12,106
 4/30/2015              13,718                           13,037
 5/31/2015              13,165                           12,515
 6/30/2015              12,847                           12,190
 7/31/2015              12,022                           11,345
 8/31/2015              11,025                           10,319
 9/30/2015              10,733                           10,009
10/31/2015              11,380                           10,723
11/30/2015              10,983                           10,304
12/31/2015              10,686                           10,075
 1/31/2016              10,238                           9,421
 2/29/2016              10,173                           9,406
 3/31/2016              11,517                           10,650
 4/30/2016              11,587                           10,708
 5/31/2016              11,134                           10,309
 6/30/2016              11,722                           10,721
 7/31/2016              12,327                           11,260
 8/31/2016              12,472                           11,540
 9/30/2016              12,634                           11,689
10/31/2016              12,661                           11,716
11/30/2016              12,003                           11,177
12/31/2016              12,008                           11,202
 1/31/2017              12,721                           11,815
 2/28/2017              13,147                           12,176
 3/31/2017              13,572                           12,484
 4/30/2017              13,837                           12,757
 5/31/2017              14,252                           13,134
 6/30/2017              14,384                           13,266
 7/31/2017              15,141                           14,057
 8/31/2017              15,462                           14,371
 9/30/2017              15,313                           14,314
10/31/2017              15,832                           14,815
11/30/2017              15,882                           14,845
12/31/2017              16,419                           15,378
 1/31/2018              17,659                           16,660
 2/28/2018              16,808                           15,891
 3/31/2018              16,729                           15,596
 4/30/2018              16,515                           15,527
 5/31/2018              15,867                           14,977
 6/30/2018              15,190                           14,355
 7/31/2018              15,743                           14,670
 8/31/2018              15,382                           14,273
 9/30/2018              15,196                           14,198
10/31/2018              13,928                           12,961
11/30/2018              14,536                           13,495
12/31/2018              14,201                           13,138
 1/31/2019              15,364                           14,288
 2/28/2019              15,229                           14,320
 3/31/2019              15,364                           14,440
 4/30/2019              15,608                           14,744
 5/31/2019              14,678                           13,675
 6/30/2019              15,504                           14,528
 7/31/2019              15,119                           14,350
 8/31/2019              14,513                           13,651         Past performance is not predictive of future
 9/30/2019              14,886                           13,911         performance.
10/31/2019              15,480                           14,498
                                                                        The returns shown do not reflect the deduction
                                                                        of taxes that a shareholder would pay on fund
AVERAGE ANNUAL                                                          distributions or the redemption of fund shares.
TOTAL RETURN           ONE YEAR        FIVE YEARS       TEN YEARS
--------------         --------        ----------       ---------       MSCI data copyright MSCI 2019, all rights
                        11.14%            2.94%           4.47%         reserved.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW                 12 MONTHS ENDED OCTOBER 31, 2019

   Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

                       12 MONTHS ENDED OCTOBER 31, 2019
                       --------------------------------

                                                   RETURN IN U.S. DOLLARS
                                                   ----------------------
MSCI World ex USA Index...........................         11.08%
MSCI World ex USA Mid Cap Index...................         10.71%
MSCI World ex USA Small Cap Index.................          8.61%
MSCI World ex USA Value Index.....................          5.95%
MSCI World ex USA Growth Index....................         16.25%

   For the 12 Months Ended October 31, 2019, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

                       12 MONTHS ENDED OCTOBER 31, 2019
                       --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET
CAP                                                LOCAL RETURN RETURN IN U.S. DOLLARS
-----------------------------------------------    ------------ ----------------------
Japan.............................................     4.57%             9.16%
United Kinqdom....................................     5.73%             7.08%
France............................................    14.29%            12.54%
Canada............................................    11.54%            11.45%
Switzerland.......................................    16.43%            18.69%
Germany...........................................     9.14%             7.46%
Australia.........................................    20.12%            16.76%
Netherlands.......................................    21.77%            20.09%
Hong Kong.........................................    15.60%            15.63%
Spain.............................................     7.47%             5.82%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2019, all rights reserved.

   Emerging markets had positive performance for the period, outperforming non-U.S. developed markets but underperforming the U.S. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices.

                       12 MONTHS ENDED OCTOBER 31, 2019
                       --------------------------------

                                                   RETURN IN U.S. DOLLARS
                                                   ----------------------
MSCI Emerging Markets Index.......................         11.86%
MSCI Emerging Markets Mid Cap Index...............         11.08%
MSCI Emerging Markets Small Cap Index.............          9.69%
MSCI Emerging Markets Value Index.................          6.00%
MSCI Emerging Markets Growth Index................         17.97%

   For the 12 Months Ended October 31, 2019, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of emerging markets.

                       12 MONTHS ENDED OCTOBER 31, 2019
                       --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP         LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------         ------------ ----------------------
China.............................................    12.94%            12.90%
Korea.............................................     7.43%             5.22%
Taiwan............................................    20.39%            22.38%
India.............................................    12.67%            17.46%
Brazil............................................    22.35%            13.21%
South Africa......................................    10.59%             8.41%
Russia............................................    31.36%            34.30%
Thailand..........................................    -4.10%             5.28%
Mexico............................................     1.02%             6.71%
Saudi Arabia......................................    -1.29%            -1.27%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2019, all rights reserved.

   For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2019, these differences generally detracted from the Portfolios' relative performance.

EMERGING MARKETS PORTFOLIO II

   The Emerging Markets II Portfolio invests in large-cap stocks in emerging markets by purchasing shares of The Emerging Markets Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher-profitability within the large-cap segment of emerging markets. As of October 31, 2019, the Master Fund held approximately 1,200 securities in 21 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2019, total returns were 11.14% for the Portfolio and 11.86% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Master Fund's greater emphasis on low relative price (value) stocks had a negative impact on performance relative to the benchmark, as value stocks underperformed high relative price (growth) stocks in emerging markets for the period.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2019

EXPENSE TABLE

                                                   BEGINNING  ENDING               EXPENSES
                                                    ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                                     VALUE    VALUE     EXPENSE     DURING
                                                   05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                                   --------- --------- ---------- ----------
EMERGING MARKETS PORTFOLIO II (2)
---------------------------------
Actual Fund Return................................ $1,000.00 $  991.80    0.38%     $1.91
Hypothetical 5% Annual Return..................... $1,000.00 $1,023.29    0.38%     $1.94

--------
(1) Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.
(2) The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on September 27, 2019. They are available upon request, without charge, by calling collect:
(512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

                                                   AFFILIATED INVESTMENT COMPANY
                                                   -----------------------------
Emerging Markets Portfolio II.....................             100.0%

                         EMERGING MARKETS PORTFOLIO II

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                               VALUE+
                                                             -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Emerging Markets Series of The DFA
  Investment Trust Company.................................. $66,703,916
                                                             -----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $66,703,916
                                                             ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                     EMERGING
                                                     MARKETS
                                                   PORTFOLIO II
                                                   ------------
ASSETS:
Investment in Affiliated Investment Company at
  Value........................................... $     66,704
Prepaid Expenses and Other Assets.................            9
                                                   ------------
       Total Assets...............................       66,713
                                                   ------------
LIABILITIES:
Payables:
   Fund Shares Redeemed...........................          274
   Due to Advisor.................................            8
Accrued Expenses and Other Liabilities............           14
                                                   ------------
       Total Liabilities..........................          296
                                                   ------------
NET ASSETS........................................ $     66,417
                                                   ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)...........    2,625,087
                                                   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE....................................... $      25.30
                                                   ============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $     (6,478)
Total Distributable Earnings (Loss)...............       72,895
                                                   ------------
NET ASSETS........................................ $     66,417
                                                   ============
(1) NUMBER OF SHARES AUTHORIZED...................  300,000,000
                                                   ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                      EMERGING
                                                                       MARKETS
                                                                    PORTFOLIO II*
                                                                    -------------
INVESTMENT INCOME
Net Investment Income Allocated from Affiliated Investment
  Companies:
   Dividends (Net of Foreign Taxes Withheld of $245)...............    $ 2,060
   Income from Securities Lending..................................         49
   Expenses Allocated from Affiliated Investment Companies.........        (90)
                                                                       -------
          Total Net Investment Income Allocated from
            Affiliated Investment Companies:.......................      2,019
                                                                       -------
FUND EXPENSES
   Investment Management Fees......................................        167
   Accounting & Transfer Agent Fees................................         23
   Filing Fees.....................................................         22
   Shareholders' Reports...........................................         12
   Other...........................................................          1
                                                                       -------
          Total Fund Expenses......................................        225
                                                                       -------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees Recovered by Advisor (Note C).....................        (67)
                                                                       -------
   Net Expenses....................................................        158
                                                                       -------
   NET INVESTMENT INCOME (LOSS)....................................      1,861
                                                                       -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Transactions Allocated from Affiliated Investment
         Company**.................................................      5,991
   Change in Unrealized Appreciation (Depreciation) of:
       Transactions Allocated from Affiliated Investment
         Company...................................................     (1,123)
                                                                       -------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................      4,868
                                                                       -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.......................................................    $ 6,729
                                                                       =======

--------
**  Net of foreign capital gain taxes withheld of $0.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                     EMERGING MARKETS
                                                                       PORTFOLIO II
                                                                    ------------------
                                                                      YEAR      YEAR
                                                                      ENDED     ENDED
                                                                     OCT 31,   OCT 31,
                                                                      2019      2018
                                                                    --------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $  1,861  $  1,840
   Net Realized Gain (Loss) on:
       Transactions Allocated from Affiliated Investment
         Company*,**...............................................    5,991     3,529
   Change in Unrealized Appreciation (Depreciation) of:
       Transactions Allocated from Affiliated Investment
         Company...................................................   (1,123)  (14,637)
                                                                    --------  --------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................    6,729    (9,268)
                                                                    --------  --------
Distributions:
       Institutional Class Shares..................................   (4,951)   (1,653)
                                                                    --------  --------
          Total Distributions......................................   (4,951)   (1,653)
                                                                    --------  --------
Capital Share Transactions (1):
   Shares Issued...................................................   18,130    12,281
   Shares Issued in Lieu of Cash Distributions.....................    4,951     1,651
   Shares Redeemed.................................................  (21,304)  (23,448)
                                                                    --------  --------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................    1,777    (9,516)
                                                                    --------  --------
          Total Increase (Decrease) in Net Assets..................    3,555   (20,437)
NET ASSETS
   Beginning of Year...............................................   62,862    83,299
                                                                    --------  --------
   End of Year..................................................... $ 66,417  $ 62,862
                                                                    ========  ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................      729       415
   Shares Issued in Lieu of Cash Distributions.....................      215        59
   Shares Redeemed.................................................     (863)     (838)
                                                                    --------  --------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................       81      (364)
                                                                    ========  ========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0.
** Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     EMERGING MARKETS PORTFOLIO II
                                                             --------------------------------------------
                                                              YEAR      YEAR     YEAR     YEAR      YEAR
                                                              ENDED     ENDED    ENDED    ENDED     ENDED
                                                             OCT 31,   OCT 31,  OCT 31,  OCT 31,   OCT 31,
                                                              2019      2018     2017     2016      2015
                                                             -------  -------   -------  -------  -------
Net Asset Value, Beginning of Year.......................... $ 24.71  $ 28.65   $ 23.46  $ 21.80  $ 26.34
                                                             -------  -------   -------  -------  -------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............................    0.69     0.63      0.49     0.48     0.53
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................    1.87    (4.01)     5.22     1.85    (4.45)
                                                             -------  -------   -------  -------  -------
       Total from Investment Operations.....................    2.56    (3.38)     5.71     2.33    (3.92)
                                                             -------  -------   -------  -------  -------
Less Distributions:
-------------------
   Net Investment Income....................................   (0.73)   (0.56)    (0.52)   (0.67)   (0.62)
   Net Realized Gains.......................................   (1.24)      --        --       --       --
                                                             -------  -------   -------  -------  -------
       Total Distributions..................................   (1.97)   (0.56)    (0.52)   (0.67)   (0.62)
                                                             -------  -------   -------  -------  -------
Net Asset Value, End of Year................................ $ 25.30  $ 24.71   $ 28.65  $ 23.46  $ 21.80
                                                             =======  =======   =======  =======  =======
Total Return................................................   11.14%  (12.03%)   25.04%   11.26%  (15.02%)
                                                             -------  -------   -------  -------  -------
Net Assets, End of Year (thousands)......................... $66,417  $62,862   $83,299  $83,330  $82,418
Ratio of Expenses to Average Net Assets (B).................    0.38%    0.34%     0.34%    0.34%    0.34%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor) (B)............................    0.48%    0.44%     0.44%    0.44%    0.36%
Ratio of Net Investment Income to Average Net Assets (B)....    2.79%    2.21%     1.95%    2.25%    2.18%
                                                             -------  -------   -------  -------  -------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twelve portfolios, one of which, Emerging Markets Portfolio II (the "Portfolio"), is presented in this report. The remaining portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

   The Portfolio invests substantially all of its assets in The Emerging Markets Series (the "Series"), a corresponding series of The DFA Investment Trust Company. As of October 31, 2019, the Portfolio owned 1% of its Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   The Portfolio's investments reflect its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments is disclosed previously in this note. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2019, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio.

   For the year ended October 31, 2019, the Portfolio's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.25% of the Portfolio's average daily net assets. Effective July 21, 2015, pursuant to an Amended and Restated Fee Waiver Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series"), to the rate listed below as a percentage of the average net assets of a class of the Portfolio on an annualized basis. The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund.

   During the year ended October 31, 2019, the Portfolio had a total management fee limit based on a percentage of its average net assets on an annualized basis and waived fees (amount in thousands) as reflected below.

                                                              NET WAIVED FEES/
                                                              EXPENSES ASSUMED
                                                                 (RECOVERED
                                                     TOTAL    PREVIOUSLY WAIVED
                                                   MANAGEMENT   FEES/EXPENSES
INSTITUTIONAL CLASS SHARES                         FEE LIMIT      ASSUMED)
--------------------------                         ---------- -----------------
Emerging Markets Portfolio II.....................    0.25%          $67

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2019, the total related amount paid by the Fund to the CCO was $30 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2019, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

Emerging Markets Portfolio II..................... $6

E. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to realized gains on securities considered to be "passive foreign investment companies," non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

                                                   NET INVESTMENT
                                                     INCOME AND
                                                     SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                   CAPITAL GAINS  CAPITAL GAINS   INCOME   TOTAL
                                                   -------------- ------------- ---------- ------
Emerging Markets Portfolio II
2018..............................................     $1,653            --         --     $1,653
2019..............................................      1,831        $3,120         --      4,951

   As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                   UNDISTRIBUTED                                 TOTAL NET
                                                   NET INVESTMENT                              DISTRIBUTABLE
                                                     INCOME AND   UNDISTRIBUTED   UNREALIZED     EARNINGS
                                                     SHORT-TERM     LONG-TERM    APPRECIATION  (ACCUMULATED
                                                   CAPITAL GAINS  CAPITAL GAINS (DEPRECIATION)    LOSSES)
                                                   -------------- ------------- -------------- -------------
Emerging Markets Portfolio II.....................     $2,494        $5,297        $65,114        $72,905

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolio did not have any capital loss carryforwards available to offset future realized capital gains.

   As of October 31, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                             NET
                                                                                          UNREALIZED
                                                   FEDERAL   UNREALIZED    UNREALIZED    APPRECIATION
                                                   TAX COST APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                   -------- ------------ -------------- --------------
Emerging Markets Portfolio II.....................  $1,488    $65,215          --          $65,215

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolio.

   1. FUTURES CONTRACTS: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

G. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2019.

H. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Portfolio's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio's early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.

J. OTHER:

   As of October 31, 2019, one shareholder held 100% of the outstanding shares of the Portfolio. The one shareholder may be an omnibus account, which typically hold shares for the benefit of several other underlying investors.

   The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

K. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of Emerging Markets Portfolio II

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Emerging Markets Portfolio II (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended
October 31, 2019 and the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on the Portfolio's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the transfer agent of the investee fund. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2019

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS

                                  (UNAUDITED)

--------------------------------------------------------------------------------

THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                    [CHART]

                The Emerging Markets Series    MSCI Emerging Markets Index
                                                    (net dividends)
               -----------------------------   ---------------------------
10/31/2009               $10,000                         $10,000
11/30/2009                10,598                          10,430
12/31/2009                10,981                          10,841
 1/31/2010                10,383                          10,237
 2/28/2010                10,510                          10,273
 3/31/2010                11,392                          11,102
 4/30/2010                11,461                          11,237
 5/31/2010                10,397                          10,248
 6/30/2010                10,413                          10,173
 7/31/2010                11,331                          11,020
 8/31/2010                11,069                          10,806
 9/30/2010                12,329                          12,007
10/31/2010                12,704                          12,356
11/30/2010                12,420                          12,029
12/31/2010                13,432                          12,888
 1/31/2011                13,084                          12,538
 2/28/2011                12,993                          12,421
 3/31/2011                13,718                          13,152
 4/30/2011                14,198                          13,560
 5/31/2011                13,807                          13,204
 6/30/2011                13,644                          13,001
 7/31/2011                13,539                          12,943
 8/31/2011                12,445                          11,786
 9/30/2011                10,562                          10,068
10/31/2011                11,885                          11,402
11/30/2011                11,475                          10,642
12/31/2011                11,141                          10,513
 1/31/2012                12,335                          11,706
 2/29/2012                13,004                          12,407
 3/31/2012                12,668                          11,993
 4/30/2012                12,442                          11,850
 5/31/2012                11,103                          10,521
 6/30/2012                11,654                          10,927
 7/31/2012                11,748                          11,140
 8/31/2012                11,827                          11,103
 9/30/2012                12,489                          11,773
10/31/2012                12,426                          11,701
11/30/2012                12,588                          11,850
12/31/2012                13,327                          12,429
 1/31/2013                13,396                          12,601
 2/28/2013                13,241                          12,442
 3/31/2013                13,054                          12,228
 4/30/2013                13,203                          12,320
 5/31/2013                12,776                          12,004
 6/30/2013                11,974                          11,240
 7/31/2013                12,150                          11,357
 8/31/2013                11,866                          11,162
 9/30/2013                12,712                          11,888
10/31/2013                13,294                          12,466
11/30/2013                13,095                          12,284
12/31/2013                12,963                          12,106
 1/31/2014                12,064                          11,320
 2/28/2014                12,503                          11,695
 3/31/2014                12,944                          12,054
 4/30/2014                13,021                          12,094
 5/31/2014                13,465                          12,516
 6/30/2014                13,840                          12,849
 7/31/2014                14,005                          13,097
 8/31/2014                14,443                          13,392
 9/30/2014                13,382                          12,400
10/31/2014                13,525                          12,546
11/30/2014                13,396                          12,413
12/31/2014                12,792                          11,841
 1/31/2015                12,878                          11,912
 2/28/2015                13,272                          12,281
 3/31/2015                12,996                          12,106
 4/30/2015                13,867                          13,037
 5/31/2015                13,310                          12,515
 6/30/2015                12,991                          12,190
 7/31/2015                12,158                          11,345
 8/31/2015                11,155                          10,319
 9/30/2015                10,857                          10,009
10/31/2015                11,516                          10,723
11/30/2015                11,116                          10,304
12/31/2015                10,813                          10,075
 1/31/2016                10,361                          9,421
 2/29/2016                10,298                          9,406
 3/31/2016                11,662                          10,650
 4/30/2016                11,734                          10,708
 5/31/2016                11,279                          10,309
 6/30/2016                11,874                          10,721
 7/31/2016                12,486                          11,260
 8/31/2016                12,638                          11,540
 9/30/2016                12,806                          11,689
10/31/2016                12,834                          11,716
11/30/2016                12,169                          11,177
12/31/2016                12,175                          11,202
 1/31/2017                12,902                          11,815
 2/28/2017                13,338                          12,176
 3/31/2017                13,768                          12,484
 4/30/2017                14,038                          12,757
 5/31/2017                14,460                          13,134
 6/30/2017                14,598                          13,266
 7/31/2017                15,369                          14,057
 8/31/2017                15,695                          14,371
 9/30/2017                15,546                          14,314
10/31/2017                16,075                          14,815
11/30/2017                16,127                          14,845
12/31/2017                16,679                          15,378
 1/31/2018                17,941                          16,660
 2/28/2018                17,081                          15,891
 3/31/2018                17,001                          15,596
 4/30/2018                16,786                          15,527
 5/31/2018                16,130                          14,977
 6/30/2018                15,444                          14,355
 7/31/2018                16,006                          14,670
 8/31/2018                15,642                          14,273
 9/30/2018                15,458                          14,198
10/31/2018                14,173                          12,961
11/30/2018                14,793                          13,495
12/31/2018                14,457                          13,138
 1/31/2019                15,642                          14,288
 2/28/2019                15,507                          14,320
 3/31/2019                15,648                          14,440
 4/30/2019                15,899                          14,744
 5/31/2019                14,959                          13,675
 6/30/2019                15,797                          14,528
 7/31/2019                15,411                          14,350
 8/31/2019                14,793                          13,651            Past performance is not predictive of future
 9/30/2019                15,179                          13,911            performance.
10/31/2019                15,788                          14,498
                                                                            The returns shown do not reflect the deduction
                                                                            of taxes that a shareholder would pay on fund
AVERAGE ANNUAL                                                              distributions or the redemption of fund shares.
TOTAL RETURN            ONE YEAR         FIVE YEARS        TEN YEARS
--------------          --------         ----------        ---------        MSCI data copyright MSCI 2019, all rights
                         11.40%             3.14%            4.67%          reserved.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

   .

INTERNATIONAL EQUITY MARKET REVIEW                 12 MONTHS ENDED OCTOBER 31, 2019

   Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

                       12 MONTHS ENDED OCTOBER 31, 2019
                       --------------------------------

                                                   RETURN IN U.S. DOLLARS
                                                   ----------------------
MSCI World ex USA Index...........................         11.08%
MSCI World ex USA Mid Cap Index...................         10.71%
MSCI World ex USA Small Cap Index.................          8.61%
MSCI World ex USA Value Index.....................          5.95%
MSCI World ex USA Growth Index....................         16.25%

   For the 12 Months Ended October 31, 2019, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

                       12 MONTHS ENDED OCTOBER 31, 2019
                       --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP          LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------          ------------ ----------------------
Japan.......................................................     4.57%             9.16%
United Kingdom..............................................     5.73%             7.08%
France......................................................    14.29%            12.54%
Canada......................................................    11.54%            11.45%
Switzerland.................................................    16.43%            18.69%
Germany.....................................................     9.14%             7.46%
Australia...................................................    20.12%            16.76%
Netherlands.................................................    21.77%            20.09%
Hong Kong...................................................    15.60%            15.63%
Spain.......................................................     7.47%             5.82%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2019, all rights reserved.

   Emerging markets had positive performance for the period, outperforming non-U.S. developed markets but underperforming the U.S. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices.

                       12 MONTHS ENDED OCTOBER 31, 2019
                       --------------------------------

                                                   RETURN IN U.S. DOLLARS
                                                   ----------------------
MSCI Emerging Markets Index.......................         11.86%
MSCI Emerging Markets Mid Cap Index...............         11.08%
MSCI Emerging Markets Small Cap Index.............          9.69%
MSCI Emerging Markets Value Index.................          6.00%
MSCI Emerging Markets Growth Index................         17.97%

   For the 12 Months Ended October 31, 2019, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of emerging markets.

                       12 MONTHS ENDED OCTOBER 31, 2019
                       --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP                   LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------                   ------------ ----------------------
China.......................................................    12.94%            12.90%
Korea.......................................................     7.43%             5.22%
Taiwan......................................................    20.39%            22.38%
India.......................................................    12.67%            17.46%
Brazil......................................................    22.35%            13.21%
South Africa................................................    10.59%             8.41%
Russia......................................................    31.36%            34.30%
Thailand....................................................    -4.10%             5.28%
Mexico......................................................     1.02%             6.71%
Saudi Arabia................................................    -1.29%            -1.27%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2019, all rights reserved.

   For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2019, these differences generally detracted from the Portfolios' relative performance.

THE EMERGING MARKETS SERIES

   The Emerging Markets Series invests in large-cap stocks in emerging markets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher-profitability within the large-cap segment of emerging markets. As of October 31, 2019, the Series held approximately 1,200 securities in 21 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2019, total returns were 11.40% for the Series and 11.86% for the MSCI Emerging Markets Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Series' greater emphasis on low relative price (value) stocks had a negative impact on performance relative to the benchmark, as value stocks underperformed high relative price (growth) stocks in emerging markets for the period.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2019

EXPENSE TABLE

                                                   BEGINNING  ENDING               EXPENSES
                                                    ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                                     VALUE    VALUE     EXPENSE     DURING
                                                   05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                                   --------- --------- ---------- ----------
THE EMERGING MARKETS SERIES
---------------------------
Actual Fund Return................................ $1,000.00 $  993.10    0.15%     $0.75
Hypothetical 5% Annual Return..................... $1,000.00 $1,024.45    0.15%     $0.77

--------
(1) Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on September 30, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.
-------------------

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIO

              THE EMERGING MARKETS SERIES
Communication Services............................   9.2%
Consumer Discretionary............................   9.7%
Consumer Staples..................................   8.0%
Energy............................................   7.5%
Financials........................................  21.9%
Health Care.......................................   2.5%
Industrials.......................................   7.0%
Information Technology............................  19.3%
Materials.........................................   9.5%
Real Estate.......................................   2.6%
Utilities.........................................   2.8%
                                                   -----
                                                   100.0%

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                       PERCENTAGE
                                                            SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                          ---------- ------------------------------- ---------------
COMMON STOCKS -- (95.8%)
BRAZIL -- (6.7%)
     Ambev SA, ADR.......................................  5,984,451         $   25,792,984                0.4%
     B3 SA - Brasil Bolsa Balcao.........................  1,724,517             20,803,424                0.3%
     JBS SA..............................................  2,773,918             19,567,171                0.3%
     Petroleo Brasileiro SA..............................  3,033,556             24,734,393                0.4%
     Petroleo Brasileiro SA , Sponsored ADR
       (US71654V1017)....................................  1,299,604             19,611,024                0.3%
*    Vale SA.............................................  3,260,013             38,367,434                0.6%
*    Vale SA, Sponsored ADR..............................  1,665,738             19,555,770                0.3%
     Other Securities....................................                       239,077,732                4.1%
                                                                             --------------               ----
TOTAL BRAZIL.............................................                       407,509,932                6.7%
                                                                             --------------               ----
CHILE -- (1.1%)
     Other Securities....................................                        64,756,864                1.1%
                                                                             --------------               ----
CHINA -- (17.4%)
*    Alibaba Group Holding, Ltd., Sponsored ADR..........    468,034             82,687,567                1.4%
*    Baidu, Inc., Sponsored ADR..........................    187,957             19,143,421                0.3%
     China Construction Bank Corp., Class H.............. 50,692,590             40,618,473                0.7%
     China Mobile, Ltd., Sponsored ADR...................    903,735             36,492,819                0.6%
     China Overseas Land & Investment, Ltd...............  5,818,000             18,358,646                0.3%
     Industrial & Commercial Bank of China, Ltd.,
       Class H........................................... 37,297,185             26,719,448                0.5%
     Ping An Insurance Group Co. of China, Ltd., Class H.  3,770,000             43,512,512                0.7%
     Tencent Holdings, Ltd...............................  3,697,300            149,973,259                2.5%
     Other Securities....................................                       646,167,913               10.6%
                                                                             --------------               ----
TOTAL CHINA..............................................                     1,063,674,058               17.6%
                                                                             --------------               ----
COLOMBIA -- (0.4%)
     Other Securities....................................                        25,468,955                0.4%
                                                                             --------------               ----
CZECH REPUBLIC -- (0.1%)
     Other Securities....................................                         7,589,130                0.1%
                                                                             --------------               ----
EGYPT -- (0.1%)
     Other Securities....................................                         8,954,586                0.1%
                                                                             --------------               ----
GREECE -- (0.4%)
     Other Securities....................................                        22,608,755                0.4%
                                                                             --------------               ----
HUNGARY -- (0.5%)
     Other Securities....................................                        28,120,733                0.5%
                                                                             --------------               ----
INDIA -- (13.2%)
     HDFC Bank Ltd.......................................  2,767,968             47,944,947                0.8%
     Hindustan Unilever, Ltd.............................    959,377             29,474,730                0.5%
     Housing Development Finance Corp., Ltd..............  1,218,361             36,652,982                0.6%
     Infosys, Ltd........................................  3,610,458             34,788,558                0.6%
     Reliance Industries, Ltd............................  3,145,620             64,868,528                1.1%
     Reliance Industries, Ltd., GDR......................      3,374                138,370                0.0%
     Tata Consultancy Services, Ltd......................  1,281,838             41,123,575                0.7%
     Other Securities....................................                       551,306,729                9.1%
                                                                             --------------               ----
TOTAL INDIA..............................................                       806,298,419               13.4%
                                                                             --------------               ----

THE EMERGING MARKETS SERIES

CONTINUED


                                                                                          PERCENTAGE
                                               SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             ---------- ------------------------------- ---------------
INDONESIA -- (2.7%)
    Bank Central Asia Tbk PT................  8,457,600          $ 18,930,876                 0.3%
    Bank Rakyat Indonesia Persero Tbk PT.... 63,168,800            18,927,597                 0.3%
    Other Securities........................                      128,729,943                 2.2%
                                                                 ------------                 ---
TOTAL INDONESIA.............................                      166,588,416                 2.8%
                                                                 ------------                 ---
MALAYSIA -- (2.6%)
    Public Bank Bhd.........................  3,656,014            17,743,930                 0.3%
    Other Securities........................                      143,535,791                 2.4%
                                                                 ------------                 ---
TOTAL MALAYSIA..............................                      161,279,721                 2.7%
                                                                 ------------                 ---
MEXICO -- (3.6%)
#   America Movil S.A.B. de C.V............. 48,207,854            38,167,318                 0.6%
    Grupo Financiero Banorte S.A.B. de C.V..  5,267,183            28,799,538                 0.5%
#   Wal-Mart de Mexico S.A.B. de C.V........  7,198,435            21,573,040                 0.4%
    Other Securities........................                      133,077,457                 2.2%
                                                                 ------------                 ---
TOTAL MEXICO................................                      221,617,353                 3.7%
                                                                 ------------                 ---
NETHERLANDS -- (0.1%)
    Other Security..........................                        3,425,675                 0.1%
                                                                 ------------                 ---
PERU -- (0.3%)
    Other Securities........................                       17,530,969                 0.3%
                                                                 ------------                 ---
PHILIPPINES -- (1.4%)
    Other Securities........................                       88,326,781                 1.5%
                                                                 ------------                 ---
POLAND -- (1.4%)
    Other Securities........................                       84,513,278                 1.4%
                                                                 ------------                 ---
RUSSIA -- (2.1%)
    Gazprom PJSC, Sponsored ADR.............  2,221,918            17,812,774                 0.3%
    Lukoil PJSC, Sponsored ADR..............    240,181            22,133,405                 0.4%
    Sberbank of Russia PJSC, Sponsored ADR..  1,512,183            22,268,858                 0.4%
    Other Securities........................                       63,440,823                 1.0%
                                                                 ------------                 ---
TOTAL RUSSIA................................                      125,655,860                 2.1%
                                                                 ------------                 ---
SOUTH AFRICA -- (6.6%)
    Absa Group, Ltd.........................  2,048,444            21,009,003                 0.4%
    AngloGold Ashanti, Ltd., Sponsored ADR..  1,511,371            33,371,072                 0.6%
    FirstRand, Ltd..........................  4,821,116            20,841,591                 0.3%
    Gold Fields, Ltd., Sponsored ADR........  3,517,277            21,736,772                 0.4%
#   MTN Group, Ltd..........................  4,153,006            25,705,368                 0.4%
    Naspers, Ltd., Class N..................    269,196            38,093,520                 0.6%
    Standard Bank Group, Ltd................  2,064,368            23,699,452                 0.4%
    Other Securities........................                      216,360,272                 3.5%
                                                                 ------------                 ---
TOTAL SOUTH AFRICA..........................                      400,817,050                 6.6%
                                                                 ------------                 ---
SOUTH KOREA -- (14.8%)
    NAVER Corp..............................    127,452            17,970,279                 0.3%
    Samsung Electronics Co., Ltd............  4,912,950           212,336,945                 3.5%
    Samsung Electronics Co., Ltd. ,
      GDR (4942818).........................     52,509            56,131,486                 0.9%
    SK Hynix, Inc...........................    821,484            57,763,436                 1.0%

THE EMERGING MARKETS SERIES

CONTINUED


                                                                                                          PERCENTAGE
                                                               SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                             ---------- ------------------------------- ---------------
SOUTH KOREA -- (Continued)
    Other Securities........................................                    $  563,199,923                9.3%
                                                                                --------------               ----
TOTAL SOUTH KOREA...........................................                       907,402,069               15.0%
                                                                                --------------               ----
SPAIN -- (0.1%)
    Other Securities........................................                         4,410,951                0.1%
                                                                                --------------               ----
TAIWAN -- (16.0%)
    ASE Technology Holding Co., Ltd.........................  7,079,782             18,368,006                0.3%
    Hon Hai Precision Industry Co., Ltd.....................  9,612,322             25,387,128                0.4%
    Largan Precision Co., Ltd...............................    133,860             19,641,853                0.3%
    Taiwan Semiconductor Manufacturing Co., Ltd............. 22,557,808            221,061,961                3.7%
    Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored
      ADR...................................................  1,784,041             92,110,037                1.5%
    Other Securities........................................                       600,580,578               10.0%
                                                                                --------------               ----
TOTAL TAIWAN................................................                       977,149,563               16.2%
                                                                                --------------               ----
THAILAND -- (3.4%)
    PTT PCL................................................. 16,434,000             24,627,869                0.4%
    Other Securities........................................                       185,433,274                3.1%
                                                                                --------------               ----
TOTAL THAILAND..............................................                       210,061,143                3.5%
                                                                                --------------               ----
TURKEY -- (0.8%)
    Other Securities........................................                        50,321,568                0.8%
                                                                                --------------               ----
UNITED KINGDOM -- (0.0%)
    Other Security..........................................                         2,900,887                0.0%
                                                                                --------------               ----
TOTAL COMMON STOCKS.........................................                     5,856,982,716               97.1%
                                                                                --------------               ----
PREFERRED STOCKS -- (2.0%)
BRAZIL -- (1.9%)
    Banco Bradesco SA.......................................  2,296,111             20,135,700                0.3%
    Itau Unibanco Holding SA................................  4,269,308             38,568,016                0.6%
    Petroleo Brasileiro SA..................................  3,525,848             26,717,497                0.4%
    Other Securities........................................                        28,934,909                0.6%
                                                                                --------------               ----
TOTAL BRAZIL................................................                       114,356,122                1.9%
                                                                                --------------               ----
CHILE -- (0.0%)
    Other Security..........................................                         1,187,481                0.0%
                                                                                --------------               ----
COLOMBIA -- (0.1%)
    Other Securities........................................                         5,471,738                0.1%
                                                                                --------------               ----
SOUTH KOREA -- (0.0%)
    Other Security..........................................                           348,299                0.0%
                                                                                --------------               ----
TOTAL PREFERRED STOCKS......................................                       121,363,640                2.0%
                                                                                --------------               ----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities........................................                            64,488                0.0%
                                                                                --------------               ----
TOTAL INVESTMENT SECURITIES.................................
  (Cost $4,151,605,364).....................................                     5,978,410,844
                                                                                --------------

THE EMERGING MARKETS SERIES

CONTINUED


                                                                               PERCENTAGE
                                                     SHARES       VALUE+     OF NET ASSETS++
                                                   ---------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (2.2%)
@(S) The DFA Short Term Investment Fund........... 11,523,978 $  133,343,951        2.2%
                                                              --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $4,284,929,744)...........................            $6,111,754,795      101.3%
                                                              ==============      =====

As of October 31, 2019, The Emerging Markets Series had entered into the following outstanding futures contracts:

                                                                                                  UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)....................    650     12/20/19  $33,538,198 $33,845,500    $307,302
S&P 500(R) Emini Index............................     60     12/20/19    9,010,755   9,107,400      96,645
                                                                        ----------- -----------    --------
TOTAL FUTURES CONTRACTS...........................                      $42,548,953 $42,952,900    $403,947
                                                                        =========== ===========    ========

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ------------------------------------------------
                                                     LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                                   ------------ ------------ ------- --------------
Common Stocks
   Brazil......................................... $407,509,932           --    --   $  407,509,932
   Chile..........................................   36,663,260 $ 28,093,604    --       64,756,864
   China..........................................  264,262,188  799,411,870    --    1,063,674,058
   Colombia.......................................   25,468,955           --    --       25,468,955
   Czech Republic.................................           --    7,589,130    --        7,589,130
   Egypt..........................................      264,880    8,689,706    --        8,954,586
   Greece.........................................           --   22,608,755    --       22,608,755
   Hungary........................................           --   28,120,733    --       28,120,733
   India..........................................   35,347,463  770,950,956    --      806,298,419
   Indonesia......................................    5,682,660  160,905,756    --      166,588,416
   Malaysia.......................................           --  161,279,721    --      161,279,721
   Mexico.........................................  221,617,353           --    --      221,617,353
   Netherlands....................................    3,425,675           --    --        3,425,675
   Peru...........................................   17,530,969           --    --       17,530,969
   Philippines....................................    2,545,890   85,780,891    --       88,326,781
   Poland.........................................           --   84,513,278    --       84,513,278
   Russia.........................................   20,627,226  105,028,634    --      125,655,860
   South Africa...................................   71,570,426  329,246,624    --      400,817,050
   South Korea....................................   17,936,063  889,466,006    --      907,402,069
   Spain..........................................    4,410,951           --    --        4,410,951
   Taiwan.........................................  102,539,692  874,609,871    --      977,149,563
   Thailand.......................................  210,061,143           --    --      210,061,143
   Turkey.........................................      403,894   49,917,674    --       50,321,568
   United Kingdom.................................           --    2,900,887    --        2,900,887
Preferred Stocks..................................
   Brazil.........................................  114,356,122           --    --      114,356,122
   Chile..........................................           --    1,187,481    --        1,187,481
   Colombia.......................................    5,471,738           --    --        5,471,738
   South Korea....................................      348,299           --    --          348,299

THE EMERGING MARKETS SERIES

CONTINUED

                                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ----------------------------------------------------
                                                      LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                                   -------------- -------------- ------- --------------
Rights/Warrants
   Taiwan.........................................             -- $       39,852    --   $       39,852
   Thailand.......................................             --         24,636    --           24,636
Securities Lending Collateral.....................             --    133,343,951    --      133,343,951
Futures Contracts**............................... $      403,947             --    --          403,947
                                                   -------------- --------------  ----   --------------
TOTAL............................................. $1,568,448,726 $4,543,710,016    --   $6,112,158,742
                                                   ============== ==============  ====   ==============

**  Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                     THE EMERGING
                                                       MARKETS
                                                       SERIES*
                                                     ------------
ASSETS:
Investment Securities at Value (including $185,633
  of securities on loan, respectively)..............  $5,978,411
Collateral from Securities on Loan Invested in
  Affiliate at Value (including cost of $133,324)...     133,344
Segregated Cash for Futures Contracts...............       2,068
Foreign Currencies at Value.........................      34,952
Cash................................................      17,655
Receivables:
   Investment Securities Sold.......................       9,555
   Dividends, Interest and Tax Reclaims.............       5,724
   Securities Lending Income........................         389
                                                      ----------
       Total Assets.................................   6,182,098
                                                      ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.................     133,343
   Investment Securities Purchased..................       3,829
   Due to Advisor...................................         501
   Futures Margin Variation.........................         293
Deferred Taxes Payable..............................       8,904
Accrued Expenses and Other Liabilities..............       1,066
                                                      ----------
       Total Liabilities. ..........................     147,936
                                                      ----------
NET ASSETS..........................................  $6,034,162
                                                      ==========
Investment Securities at Cost.......................  $4,151,605
                                                      ==========
Foreign Currencies at Cost..........................  $   34,876
                                                      ==========
--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                             THE EMERGING
                                                               MARKETS
                                                               SERIES#
                                                             ------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $21,598).....   $181,427
   Income from Securities Lending...........................      4,327
                                                               --------
       Total Investment Income..............................    185,754
                                                               --------
EXPENSES
   Investment Management Fees...............................      5,856
   Accounting & Transfer Agent Fees.........................        273
   Custodian Fees...........................................      2,111
   Shareholders' Reports....................................         12
   Directors'/Trustees' Fees & Expenses.....................         35
   Professional Fees........................................        182
   Other....................................................        155
                                                               --------
       Total Expenses.......................................      8,624
                                                               --------
   Fees Paid Indirectly (Note C)............................       (741)
                                                               --------
   Net Expenses.............................................      7,883
                                                               --------
   NET INVESTMENT INCOME (LOSS).............................    177,871
                                                               --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
     Investment Securities Sold**...........................    (58,802)
     Affiliated Investment Companies Shares Sold............         (6)
     Futures................................................      1,845
     Foreign Currency Transactions..........................       (438)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency.............    502,945
     Affiliated Investment Companies Shares.................          9
     Futures................................................      3,110
     Translation of Foreign Currency-Denominated Amounts....         21
                                                               --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)..................    448,684
                                                               --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................   $626,555
                                                               ========

--------
**  Net of foreign capital gain taxes withheld of $0.
#   Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                      THE EMERGING MARKETS
                                                                             SERIES
                                                                    -----------------------
                                                                       YEAR        YEAR
                                                                       ENDED       ENDED
                                                                      OCT 31,     OCT 31,
                                                                       2019        2018
                                                                    ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:........................................................
   Net Investment Income (Loss).................................... $  177,871  $   149,893
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**..............................    (58,802)      83,224
       Affiliated Investment Companies Shares Sold.................         (6)         (12)
       Futures.....................................................      1,845       (2,079)
       Foreign Currency Transactions...............................       (438)      (1,530)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................    502,945     (948,414)
       Affiliated Investment Companies Shares......................          9            7
       Futures.....................................................      3,110       (3,369)
       Translation of Foreign Currency-Denominated Amounts.........         21          (32)
                                                                    ----------  -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................    626,555     (722,312)
                                                                    ----------  -----------
Transactions in Interest:..........................................
   Contributions...................................................    437,177      667,220
   Withdrawals.....................................................   (499,219)  (1,198,466)
                                                                    ----------  -----------
          Net Increase (Decrease) from Transactions in
            Interest...............................................    (62,042)    (531,246)
                                                                    ----------  -----------
          Total Increase (Decrease) in Net Assets..................    564,513   (1,253,558)
NET ASSETS
   Beginning of Year...............................................  5,469,649    6,723,207
                                                                    ----------  -----------
   End of Year..................................................... $6,034,162  $ 5,469,649
                                                                    ==========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0.
** Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    THE EMERGING MARKETS SERIES
                                                   -----------------------------------------------------------
                                                      YEAR        YEAR         YEAR        YEAR        YEAR
                                                      ENDED       ENDED        ENDED       ENDED       ENDED
                                                     OCT 31,     OCT 31,      OCT 31,     OCT 31,     OCT 31,
                                                      2019        2018         2017        2016        2015
                                                   ----------  ----------   ----------  ----------  ----------
Total Return......................................      11.40%     (11.83%)      25.26%      11.44%     (14.86%)
                                                   ----------  ----------   ----------  ----------  ----------
Net Assets, End of Year (thousands)............... $6,034,162  $5,469,649   $6,723,207  $4,997,731  $4,403,555
Ratio of Expenses to Average Net Assets...........       0.14%       0.14%        0.15%       0.15%       0.16%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)................       0.15%       0.14%        0.15%       0.15%       0.16%
Ratio of Net Investment Income to Average Net
  Assets..........................................       3.04%       2.40%        2.23%       2.45%       2.39%
Portfolio Turnover Rate...........................          9%         12%           8%          5%          9%
                                                   ----------  ----------   ----------  ----------  ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, one of which, The Emerging Markets Series (the "Series"), is presented in this report. The remaining operational portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Series' shares at the close of the NYSE, the Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Series' foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Series uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables are included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Series enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Series does not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2019, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees generally based on average net assets.

   The Series may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Series is subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2019, investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets for the Series.

EARNED INCOME CREDIT:

   Additionally, the Series has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of its custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Series' net assets. During the year ended October 31, 2019, expenses reduced were as follows (amount in thousands):

                                                   FEES PAID
                                                   INDIRECTLY
                                                   ----------
The Emerging Markets Series.......................    $741

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2019, the total related amount paid by the Trust to the CCO was $73 (in thousands). The total related amount paid by the Series is included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2019, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

The Emerging Markets Series....................... $166

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2019, the Series' transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

                                                    OTHER INVESTMENT
                                                       SECURITIES
                                                   ------------------
                                                   PURCHASES  SALES
                                                   --------- --------
The Emerging Markets Series....................... $637,524  $501,204

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

   The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

                                                        NET
                                                      REALIZED   CHANGE IN                SHARES AS
                     BALANCE AT                        GAIN/    UNREALIZED   BALANCE AT      OF
                     OCTOBER 31, PURCHASES  PROCEEDS   (LOSS)  APPRECIATION/ OCTOBER 31, OCTOBER 31, DIVIDEND CAPITAL GAIN
                        2018      AT COST  FROM SALES ON SALES DEPRECIATION     2019        2019      INCOME  DISTRIBUTIONS
                     ----------- --------- ---------- -------- ------------- ----------- ----------- -------- -------------
THE EMERGING
  MARKETS SERIES
The DFA Short Term
  Investment Fund...  $135,212   $815,351   $817,222    $(6)        $9        $133,344     11,524     $3,779        --
                      --------   --------   --------    ---         --        --------     ------     ------      ----
TOTAL...............  $135,212   $815,351   $817,222    $(6)        $9        $133,344     11,524     $3,779        --
                      ========   ========   ========    ===         ==        ========     ======     ======      ====

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to its partners.

   As of October 31, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                                NET
                                                                                             UNREALIZED
                                                   FEDERAL TAX  UNREALIZED    UNREALIZED    APPRECIATION
                                                      COST     APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                   ----------- ------------ -------------- --------------
The Emerging Markets Series....................... $4,314,649   $2,254,714    $(457,609)     $1,797,105

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in the Series' financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objective and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. FORWARD CURRENCY CONTRACTS: The Series may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Series' currency exposure with respect to a foreign market will be based primarily on the Series' existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2019 was as follows (amount in thousands):

                                                   FUTURES**
                                                   ---------
The Emerging Markets Series.......................  $40,095

**  Average Notional Value of contracts

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of October 31, 2019 (amounts in thousands):

                                                       ASSET DERIVATIVES VALUE
                                                   --------------------------------
                                                    TOTAL VALUE AT      EQUITY
                                                   OCTOBER 31, 2019 CONTRACTS *,(1)
                                                   ---------------- ---------------
The Emerging Markets Series.......................       $404            $404

(1) Presented on Statement of Assets and Liabilities as Receivables: Futures Margin Variation.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2019 (amounts in thousands):

                                                      REALIZED GAIN
                                                   (LOSS) ON DERIVATIVES
                                                   --------------------
                                                              EQUITY
                                                   TOTAL   CONTRACTS (1)
                                                   ------  -------------
The Emerging Markets Series....................... $1,845     $1,845

                                                   CHANGE IN UNREALIZED
                                                       APPRECIATION
                                                      (DEPRECIATION)
                                                      ON DERIVATIVES
                                                   --------------------
                                                             EQUITY
                                                   TOTAL  CONTRACTS (2)
                                                   ------ -------------
The Emerging Markets Series....................... $3,110    $3,110

(1) Presented on Statement of Operations as Net Realized Gain (Loss) on:
    Futures.
(2) Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   For the year ended October 31, 2019, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                                 WEIGHTED
                                                     WEIGHTED    AVERAGE   NUMBER OF   INTEREST MAXIMUM AMOUNT    OUTSTANDING
                                                      AVERAGE      LOAN       DAYS     EXPENSE  BORROWED DURING    BORROWINGS
                                                   INTEREST RATE BALANCE  OUTSTANDING* INCURRED   THE PERIOD    AS OF 10/31/2019
                                                   ------------- -------- ------------ -------- --------------- ----------------
The Emerging Markets Series.......................     2.87%      $2,184       12         $2        $9,553             --

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2019, that the Series' available line of credit was used.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not use the interfund lending program during the year ended October 31, 2019.

I. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2019, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

   For the year ended October 31, 2019, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                          PURCHASES  SALES  REALIZED GAIN (LOSS)
---------                                          --------- ------- --------------------
The Emerging Markets Series.......................  $2,880   $11,859       $(2,374)

J. SECURITIES LENDING:

   As of October 31, 2019, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. Additionally, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

                                                    NON-CASH
                                                   COLLATERAL
                                                     MARKET
                                                     VALUE
                                                   ----------
The Emerging Markets Series.......................  $64,179

   The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2019:

                                                   REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                              AS OF OCTOBER 31, 2019
                                                   ---------------------------------------------
                                                   OVERNIGHT              BETWEEN
                                                      AND                 30 & 90
                                                   CONTINUOUS    <30 DAYS  DAYS   >90 DAYS  TOTAL
                                                   ----------    -------- ------- -------- --------
SECURITIES LENDING TRANSACTIONS
THE EMERGING MARKETS SERIES
   Common Stocks..................................  $133,343        --      --       --    $133,343

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Series' financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series' early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.

M. OTHER:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The Emerging Markets Series

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of The Emerging Markets Series (one of the series constituting The DFA Investment Trust Company, hereafter referred to as the "Series") as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Series as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2019 and the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on the Series' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian, brokers and the transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2019

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2019.

Each Board's Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, Abbie J. Smith, Douglas
W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee met one time during the fiscal year ended October 31, 2019.

Each Board's Strategy Committee is composed of Gerard K. O'Reilly, Douglas W. Diamond, Edward P. Lazear, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios' investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and
(iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2019.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

DISINTERESTED DIRECTORS

                                                                                                                 OTHER
                                   TERM OF                                               PORTFOLIOS WITHIN  DIRECTORSHIPS OF
                                 OFFICE/1/ AND                                             THE DFA FUND          PUBLIC
NAME, ADDRESS AND                 LENGTH OF                                                 COMPLEX/2/       COMPANIES HELD
YEAR OF BIRTH           POSITION   SERVICE     PRINCIPAL OCCUPATION DURING PAST 5 YEARS      OVERSEEN      DURING PAST 5 YEARS
-----------------       -------- -----------   ----------------------------------------- ----------------- -------------------
George M.               Director Since 1983    Leo Melamed Professor of Finance,          128 portfolios   None
Constantinides                                 University of Chicago Booth School of      in 4 investment
University of Chicago                          Business (since 1978).                     companies
Booth School of
Business
5807 S. Woodlawn
Avenue
Chicago, IL 60637

1947

Douglas W. Diamond      Director Since 2017    Merton H. Miller Distinguished Service     128 portfolios   None
c/o Dimensional Fund                           Professor of Finance, University of        in 4 investment
Advisors LP                                    Chicago Booth School of Business (since    companies
6300 Bee Cave Road,                            1988). Visiting Scholar, Federal Reserve
Building One                                   Bank of Richmond (since 1990).
Austin, TX 78746                               Formerly, Fischer Black Visiting
                                               Professor of Financial Economics, Alfred
1953                                           P. Sloan School of Management,
                                               Massachusetts Institute of Technology
                                               (2015 to 2016).

Darrell Duffie          Director Since March   Dean Witter Distinguished Professor of     128 portfolios   Formerly,
c/o Dimensional Fund             2019          Finance, Graduate School of Business,      in 4 investment  Director,
Advisors LP                                    Stanford University (since 1984).          companies        Moody's
6300 Bee Cave Road,                                                                                        Corporation
Building One                                                                                               (financial
Austin, TX 78746                                                                                           information and
                                                                                                           information
1954                                                                                                       technology)
                                                                                                           (2008-April 2018).

Roger G. Ibbotson Yale  Director Since 1981    Professor in Practice Emeritus of          128 portfolios   None
School of Management                           Finance, Yale School of Management         in 4 investment
P.O. Box 208200                                (since 1984). Chairman and Partner,        companies
New Haven,                                     Zebra Capital Management, LLC (hedge
CT 06520-8200                                  fund and asset manager) (since 2001).
                                               Formerly, Consultant to Morningstar,
1943                                           Inc. (2006 - 2016).

Edward P. Lazear        Director Since 2010    Distinguished Visiting Fellow, Becker      128 portfolios   None
Stanford University                            Friedman Institute for Research in         in 4 investment
Graduate School of                             Economics, University of Chicago (since    companies
Business                                       2015). Morris Arnold Cox Senior Fellow,
Knight Management                              Hoover Institution (since 2002). Davies
Center, E346                                   Family Professor of Economics,
Stanford, CA 94305                             Graduate School of Business, Stanford
                                               University (since 1995). Cornerstone
1948                                           Research (expert testimony and
                                               economic and financial analysis) (since
                                               2009).

Myron S. Scholes        Director Since 1981    Chief Investment Strategist, Janus         128 portfolios   Formerly, Adviser,
c/o Dimensional Fund                           Henderson Investors (since 2014). Frank    in 4 investment  Kuapay, Inc.
Advisors LP                                    E. Buck Professor of Finance, Emeritus,    companies        (2013-2014).
6300 Bee Cave Road,                            Graduate School of Business, Stanford                       Formerly,
Building One                                   University (since 1981).                                    Director,
Austin, TX 78746                                                                                           American Century
                                                                                                           Fund Complex
1941                                                                                                       (registered
                                                                                                           investment
                                                                                                           companies) (43
                                                                                                           Portfolios) (1980-
                                                                                                           2014).

                                                                                                                     OTHER
                                                                                                                DIRECTORSHIPS OF
                                  TERM OF                                                     PORTFOLIOS WITHIN     PUBLIC
                                OFFICE/1/ AND                                                   THE DFA FUND    COMPANIES HELD
NAME, ADDRESS AND                LENGTH OF                                                       COMPLEX/2/      DURING PAST 5
YEAR OF BIRTH          POSITION   SERVICE        PRINCIPAL OCCUPATION DURING PAST 5 YEARS         OVERSEEN           YEARS
-----------------      -------- -----------   ----------------------------------------------- ----------------- -----------------
Abbie J. Smith         Director Since 2000    Boris and Irene Stem Distinguished Service       128 portfolios   Director (since
University of Chicago                         Professor of Accounting, University of           in 4 investment  2000)and
Booth School of                               Chicago Booth School of Business (since          companies        formerly, Lead
Business                                      1980).                                                            Director
5807 S. Woodlawn                                                                                                (2014-2017),
Avenue                                                                                                          HNI
Chicago, IL 60637                                                                                               Corporation
                                                                                                                (office
1953                                                                                                            furniture);
                                                                                                                Director,
                                                                                                                Ryder System
                                                                                                                Inc.
                                                                                                                (transportation,
                                                                                                                logistics and
                                                                                                                supply-chain
                                                                                                                management)
                                                                                                                (since 2003);
                                                                                                                and Trustee,
                                                                                                                UBS Funds (3
                                                                                                                investment
                                                                                                                companies
                                                                                                                within the fund
                                                                                                                complex) (19
                                                                                                                portfolios)
                                                                                                                (since 2009).

Ingrid M. Werner       Director Since March   Martin and Andrew Murrer Professor of            128 portfolios   Director,
c/o Dimensional Fund            2019          Finance, Fisher College of Business, The         in 4 investment  Fourth
Advisors LP                                   Ohio State University (since 1998). Adjunct      companies        Swedish AP
6300 Bee Cave Road,                           Member, the Prize Committee for the                               Fund (pension
Building One                                  Swedish Riksbank Prize in Economic                                fund asset
Austin, TX 78746                              Sciences in Memory of Alfred Nobel (annual                        management)
                                              award for significant scientific research                         (since 2017).
1961                                          contribution) (since January 2018).
                                              President, Western Finance Association
                                              (global association of academic researchers
                                              and practitioners in finance) (since June
                                              2018). Director, American Finance
                                              Association (global association of academic
                                              researchers and practitioners in finance)
                                              (since January 2019). Member, Economic
                                              Advisory Committee, FINRA (since 2017).
                                              Chairman, Scientific Advisory Board,
                                              Swedish House of Finance (institute
                                              supporting academic research in finance)
                                              (since 2014). Member, Scientific Board,
                                              Danish Finance Institute (institute supporting
                                              academic research in finance) (since 2017).
                                              Member, Academic Board, Mistra Financial
                                              Systems (organization funding academic
                                              research on environment, governance and
                                              climate/sustainability in finance) (since
                                              2016). Fellow, Center for Analytical Finance
                                              (academic research) (since
                                              2015).Associate Editor, Journal of Finance
                                              (since
                                              2016).

INTERESTED DIRECTOR

   The following interested Director is described as such because he is deemed to be an "interested person," as that term is defined under the 1940 Act, due to his position with the Advisor.

                                                                                                                   OTHER
                                                                                                              DIRECTORSHIPS OF
                                    TERM OF                                                 PORTFOLIOS WITHIN      PUBLIC
                                  OFFICE/1/ AND                                               THE DFA FUND     COMPANIES HELD
NAME, ADDRESS AND                  LENGTH OF                                                   COMPLEX/2/      DURING PAST 5
YEAR OF BIRTH          POSITION     SERVICE      PRINCIPAL OCCUPATION DURING PAST 5 YEARS       OVERSEEN           YEARS
-----------------    ------------ -----------   ------------------------------------------- ----------------- ----------------
David G. Booth       Chairman     Since 1981    Chairman, Director/Trustee, and formerly,    128 portfolios         None
6300 Bee Cave Road,  and Director               President and Co-Chief Executive Officer     in 4 investment
Building One                                    (each until March 2017) of Dimensional       companies
Austin, TX 78746                                Emerging Markets Value Fund ("DEM"),
                                                DFAIDG, Dimensional Investment Group
1946                                            Inc. ("DIG") and The DFA Investment
                                                Trust Company ("DFAITC"). Executive
                                                Chairman, and formerly, President and
                                                Co-Chief Executive Officer (each until
                                                February 2017) of Dimensional Holdings
                                                Inc., Dimensional Fund Advisors LP,
                                                Dimensional Investment LLC and DFA
                                                Securities LLC (collectively with DEM,
                                                DFAIDG, DIG and DFAITC, the "DFA
                                                Entities"). Formerly, Chairman and
                                                Director (2009-2018) and Co-Chief
                                                Executive Officer (2010 - June 2017) of
                                                Dimensional Fund Advisors Canada ULC.
                                                Trustee, University of Chicago (since
                                                2002). Trustee, University of Kansas
                                                Endowment Association (since 2005).
                                                Formerly, Director of Dimensional Fund
                                                Advisors Ltd. (2002 - July 2017), DFA
                                                Australia Limited (1994 - July 2017),
                                                Dimensional Advisors Ltd. (2012 - July
                                                2017), Dimensional Funds plc (2006 - July
                                                2017) and Dimensional Funds II plc (2006
                                                - July 2017). Formerly, Director and
                                                President of Dimensional Japan Ltd. (2012
                                                - April 2017). Formerly, President,
                                                Dimensional SmartNest (US) LLC (2009-
                                                2014); and Limited Partner, VSC Investors,
                                                LLC (2007-2015). Formerly, Chairman,
                                                Director, President and Co-Chief Executive
                                                Officer of Dimensional Cayman
                                                Commodity Fund I Ltd. (2010-September
                                                2017).

1 Each Director holds office for an indefinite term until his or her successor is elected and qualified.
2 Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor's affiliate, Dimensional Fund Advisors Canada ULC.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                      TERM OF OFFICE/1/
NAME AND YEAR OF                       AND LENGTH OF     PRINCIPAL OCCUPATION DURING PAST 5
BIRTH                  POSITION           SERVICE                       YEARS
----------------  ------------------- ----------------  --------------------------------------
Valerie A. Brown  Vice President and    Since 2001      Vice President and Assistant
1967              Assistant Secretary                   Secretary of

                                                            .  all the DFA Entities (since
                                                               2001)

                                                            .  DFA Australia Limited (since
                                                               2002)

                                                            .  Dimensional Fund Advisors Ltd.
                                                               (since 2002)

                                                            .  Dimensional Cayman Commodity
                                                               Fund I Ltd. (since 2010)

                                                            .  Dimensional Fund Advisors Pte.
                                                               Ltd. (since 2012)

                                                            .  Dimensional Hong Kong Limited
                                                               (since 2012)

                                                        Director, Vice President and
                                                        Assistant Secretary (since 2003) of

                                                            .  Dimensional Fund Advisors
                                                               Canada ULC

Ryan P. Buechner  Vice President and  Since September   Vice President and Assistant
1982              Assistant Secretary      2019         Secretary of

                                                            .  DFAIDG, DIG, DFAITC and DEM
                                                               (since September 2019)

                                                        Vice President (since January 2018) of

                                                            .  Dimensional Holdings Inc.

                                                            .  Dimensional Fund Advisors LP

                                                            .  Dimensional Investment LLC

                                                            .  DFA Securities LLC

David P. Butler   Co-Chief              Since 2017      Co-Chief Executive Officer (since
1964              Executive Officer                     2017) of

                                                            .  all the DFA entities

                                                        Director (since 2017) of

                                                            .  Dimensional Holdings Inc.

                                                            .  Dimensional Fund Advisors
                                                               Canada ULC

                                                            .  Dimensional Japan Ltd.

                                                            .  Dimensional Advisors Ltd.

                                                            .  Dimensional Fund Advisors Ltd.

                                                            .  DFA Australia Limited

                                                        Director and Co-Chief Executive
                                                        Officer (since 2017) of

                                                            .  Dimensional Cayman Commodity
                                                               Fund I Ltd.

                                                        Head of Global Financial Advisor
                                                        Services (since 2007) for

                                                            .  Dimensional Fund Advisors LP

                                                        Formerly, Vice President (2007 -
                                                        2017) of

                                                            .  all the DFA Entities

Stephen A. Clark  Executive Vice        Since 2017      Executive Vice President (since 2017)
1972              President                             of

                                                            .  all the DFA entities

                                                        Director and Vice President (since
                                                        2016) of

                                                            .  Dimensional Japan Ltd.

                                                        President and Director (since 2016) of

                                                            .  Dimensional Fund Advisors
                                                               Canada ULC

                                                        Vice President (since 2008) and
                                                        Director (since 2016) of

                                                            .  DFA Australia Limited

                                                        Director (since 2016) of

                                                            .  Dimensional Advisors Ltd.

                                                            .  Dimensional Fund Advisors Pte.
                                                               Ltd.

                                                            .  Dimensional Hong Kong Limited

                                                        Vice President (since 2016) of

                                                            .  Dimensional Fund Advisors Pte.
                                                               Ltd.

                                                        Formerly, Vice President (2004 -
                                                        2017) of

                                                            .  all the DFA Entities

                                                        Formerly, Vice President (2010 -
                                                        2016) of

                                                            .  Dimensional Fund Advisors
                                                               Canada ULC

                                                        Formerly, Head of Institutional,
                                                        North America (2012 - 2013) and Head
                                                        of Global Institutional Services
                                                        (2014 - 2018) for

                                                            .  Dimensional Fund Advisors LP

                                      TERM OF OFFICE/1/
NAME AND YEAR OF                       AND LENGTH OF     PRINCIPAL OCCUPATION DURING PAST 5
BIRTH                    POSITION         SERVICE                       YEARS
----------------     ---------------- ----------------  --------------------------------------
Christopher S.       Vice President      Since 2004     Vice President and Global Chief
Crossan              and Global                         Compliance Officer (since 2004) of
1965                 Chief Compliance
                     Officer                                .  all the DFA Entities

                                                            .  DFA Australia Limited

                                                            .  Dimensional Fund Advisors Ltd.

                                                        Chief Compliance Officer (since 2006)
                                                        and Chief Privacy Officer (since
                                                        2015) of

                                                            .  Dimensional Fund Advisors
                                                               Canada ULC

                                                        Chief Compliance Officer of

                                                            .  Dimensional Fund Advisors Pte.
                                                               Ltd. (since 2012)

                                                            .  Dimensional Japan Ltd. (since
                                                               2017)

                                                        Formerly, Vice President and Global
                                                        Chief Compliance Officer (2010 -
                                                        2014) for

                                                            .  Dimensional SmartNest (US) LLC

Gregory K. Hinkle    Vice President,   Vice President   Vice President, Chief Financial
1958                 Chief Financial     since 2015     Officer, and Treasurer (since 2016) of
                     Officer, and        and Chief
                     Treasurer           Financial          .  all the DFA Entities
                                        Officer and
                                         Treasurer          .  Dimensional Advisors Ltd.
                                         since 2016
                                                            .  Dimensional Fund Advisors Ltd.

                                                            .  Dimensional Hong Kong Limited

                                                            .  Dimensional Cayman Commodity
                                                               Fund I Ltd.

                                                            .  Dimensional Fund Advisors
                                                               Canada ULC

                                                            .  Dimensional Fund Advisors Pte.
                                                               Ltd.

                                                            .  DFA Australia Limited

                                                        Director (since 2016) for

                                                            .  Dimensional Funds plc

                                                            .  Dimensional Funds II plc

                                                        Formerly, interim Chief Financial
                                                        Officer and interim Treasurer
                                                        (2016) of

                                                            .  all the DFA Entities

                                                            .  Dimensional Fund Advisors LP

                                                            .  Dimensional Fund Advisors Ltd.

                                                            .  DFA Australia Limited

                                                            .  Dimensional Advisors Ltd.

                                                            .  Dimensional Fund Advisors Pte.
                                                               Ltd.

                                                            .  Dimensional Hong Kong Limited

                                                            .  Dimensional Cayman Commodity
                                                               Fund I Ltd.

                                                            .  Dimensional Fund Advisors
                                                               Canada ULC

                                                        Formerly, Controller (2015 - 2016) of

                                                            .  all the DFA Entities

                                                            .  Dimensional Fund Advisors LP

                                                        Formerly, Vice President (2008 -
                                                        2015) of

                                                            .  T. Rowe Price Group, Inc.

                                                        Formerly, Director of Investment
                                                        Treasury and Treasurer (2008 - 2015)
                                                        of

                                                            .  the T. Rowe Price Funds

Jeff J. Jeon         Vice President      Since 2004     Vice President (since 2004) and
1973                                                    Assistant Secretary (2017-2019) of

                                                            .  all the DFA Entities

                                                        Vice President and Assistant
                                                        Secretary (since 2010) of

                                                            .  Dimensional Cayman Commodity
                                                               Fund I Ltd.

Joy Lopez            Vice President    Vice President   Vice President (since 2015) of
1971                 and Assistant       since 2015
                     Treasurer         and Assistant        .  all the DFA Entities
                                         Treasurer
                                         since 2017     Assistant Treasurer (since 2017) of

                                                            .  the DFA Fund Complex

                                                        Formerly, Senior Tax Manager (2013 -
                                                        2015) for

                                                            .  Dimensional Fund Advisors LP

Kenneth M. Manell    Vice President      Since 2010     Vice President (since 2010) of
1972
                                                            .  all the DFA Entities

                                                            .  Dimensional Cayman Commodity
                                                               Fund I Ltd.

Catherine L. Newell  President and       President      President (since 2017) of
1964                 General Counsel     since 2017
                                        and General         .  the DFA Fund Complex
                                       Counsel since
                                            2001        General Counsel (since 2001) of

                                                            .  All the DFA Entities

                                      TERM OF OFFICE/1/
NAME AND YEAR OF                       AND LENGTH OF     PRINCIPAL OCCUPATION DURING PAST 5
BIRTH                   POSITION          SERVICE                       YEARS
----------------    ----------------- ----------------  --------------------------------------
                                                        Executive Vice President (since 2017)
                                                        and Secretary (since 2000) of

                                                            .  Dimensional Fund Advisors LP

                                                            .  Dimensional Holdings Inc.

                                                            .  DFA Securities LLC

                                                            .  Dimensional Investment LLC

                                                        Director (since 2002), Vice President
                                                        (since 1997) and Secretary (since
                                                        2002) of

                                                            .  DFA Australia Limited

                                                            .  Dimensional Fund Advisors Ltd.

                                                        Vice President and Secretary of

                                                            .  Dimensional Fund Advisors
                                                               Canada ULC (since 2003)

                                                            .  Dimensional Cayman Commodity
                                                               Fund I Ltd. (since 2010)

                                                            .  Dimensional Japan Ltd. (since
                                                               2012)

                                                            .  Dimensional Advisors Ltd
                                                               (since 2012)

                                                            .  Dimensional Fund Advisors Pte.
                                                               Ltd. (since 2012)

                                                        Director of

                                                            .  Dimensional Funds plc (since
                                                               2002)

                                                            .  Dimensional Funds II plc
                                                               (since 2006)

                                                            .  Director of Dimensional Japan
                                                               Ltd. (since 2012)

                                                            .  Dimensional Advisors Ltd.
                                                               (since 2012)

                                                            .  Dimensional Fund Advisors Pte.
                                                               Ltd. (since 2012)

                                                            .  Dimensional Hong Kong Limited
                                                               (since 2012)

                                                        Formerly, Vice President and
                                                        Secretary (2010 - 2014) of

                                                            .  Dimensional SmartNest (US) LLC

                                                        Formerly, Vice President (1997 -
                                                        2017) and Secretary (2000 - 2017) of

                                                            .  the DFA Fund Complex

                                                        Formerly, Vice President of

                                                            .  Dimensional Fund Advisors LP
                                                               (1997 - 2017)

                                                            .  Dimensional Holdings Inc.
                                                               (2006 - 2017)

                                                            .  DFA Securities LLC (1997 -
                                                               2017)

                                                            .  Dimensional Investment LLC
                                                               (2009 - 2017)

Selwyn Notelovitz   Vice President       Since 2013     Vice President and Deputy Chief
1961                and Deputy Chief                    Compliance Officer of
                    Compliance
                    Officer                                 .  the DFA Fund Complex (since
                                                               2013)

                                                            .  Dimensional Fund Advisors LP
                                                               (since 2012)

Carolyn L. O        Vice President     Vice President   Vice President (since 2010) and
1974                and Secretary        since 2010     Secretary (since 2017) of
                                       and Secretary
                                         since 2017         .  the DFA Fund Complex

                                                        Vice President (since 2010) and
                                                        Assistant Secretary (since 2016) of

                                                            .  Dimensional Fund Advisors LP

                                                            .  Dimensional Holdings Inc.

                                                            .  Dimensional Investment LLC

                                                        Vice President of

                                                            .  DFA Securities LLC (since 2010)

                                                            .  Dimensional Cayman Commodity
                                                               Fund I Ltd. (since 2010)

                                                            .  Dimensional Fund Advisors
                                                               Canada ULC (since 2016)

Gerard K. O'Reilly  Co-Chief              Co-Chief      Co-Chief Executive Officer and Chief
1976                Executive Officer    Executive      Investment Officer (since 2017) of
                    and Chief           Officer and
                    Investment             Chief            .  all the DFA Entities
                    Officer              Investment
                                       Officer since        .  Dimensional Fund Advisors
                                            2017               Canada ULC

                                                        Director, Chief Investment Officer
                                                        and Vice President (since 2017) of

                                                            .  DFA Australia Limited

                                                        Chief Investment Officer (since 2017)
                                                        and Vice President (since 2016) of

                                                            .  Dimensional Japan Ltd.

                                                        Director, Co-Chief Executive Officer
                                                        and Chief Investment Officer (since
                                                        2017) of

                                                            .  Dimensional Cayman Commodity
                                                               Fund I Ltd.

                                                        Director of

                                                            .  Dimensional Funds plc (since
                                                               2014)

                                                            .  Dimensional Fund II plc (since
                                                               2014)

                                                            .  Dimensional Holdings Inc.
                                                               (since 2017)

                                                        Formerly, Co-Chief Investment Officer
                                                        of

                                                            .  Dimensional Japan Ltd. (2016 -
                                                               2017)

                                                            .  DFA Australia Limited (2014 -
                                                               2017)

                           TERM OF OFFICE/1/
NAME AND YEAR OF            AND LENGTH OF     PRINCIPAL OCCUPATION DURING PAST 5
BIRTH             POSITION     SERVICE                       YEARS
----------------  -------- ----------------  -------------------------------------
                                             Formerly, Executive Vice President
                                             (2017) and Co-Chief Investment
                                             Officer (2014 - 2017) of

                                                 .  all the DFA Entities

                                             Formerly, Vice President (2007 -
                                             2017) of

                                                 .  all the DFA Entities

                                             Formerly, Vice President and Co-Chief
                                             Investment Officer (2014 - 2017) of

                                                 .  Dimensional Fund Advisors
                                                    Canada ULC

                                             Formerly, Director (2017 - 2018) of

                                                 .  Dimensional Fund Advisors Pte.
                                                    Ltd.

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

For shareholders that do not have an October 31, 2019 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2019 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 01, 2018 to October 31, 2019, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder. The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation (S)1.199A-3(d).

                                                                                                        QUALIFYING
                                                                                                            FOR
                               NET                                                                       CORPORATE
                           INVESTMENT    SHORT-TERM     LONG-TERM                                        DIVIDENDS   QUALIFYING
DIMENSIONAL                  INCOME     CAPITAL GAIN  CAPITAL GAIN  RETURN OF TAX-EXEMPT     TOTAL       RECEIVED     DIVIDEND
INVESTMENT GROUP INC.     DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS  CAPITAL   INTEREST  DISTRIBUTIONS DEDUCTION (1) INCOME (2)
---------------------     ------------- ------------- ------------- --------- ---------- ------------- ------------- ----------
Emerging Markets
  Portfolio II...........      37%           --            63%         --         --          100%          --           25%

                                                                        QUALIFYING
                                                                          SHORT-
                              U.S.      FOREIGN    FOREIGN   QUALIFYING    TERM
DIMENSIONAL                GOVERNMENT     TAX       SOURCE    INTEREST   CAPITAL
INVESTMENT GROUP INC.     INTEREST (3) CREDIT (4) INCOME (5) INCOME (6)  GAIN (7)
---------------------     ------------ ---------- ---------- ---------- ----------
Emerging Markets
  Portfolio II...........      --          4%        100%        --         --

(1) Qualifying Dividends represents dividends that qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4) "Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5) "Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6) The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

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

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

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

  LOGO                                                         DFA103119-011A
                                                                     00237498

                                                           [LOGO] Dimensional

Annual Report

YEAR ENDED: OCTOBER 31, 2019

--------------------------------------------------------------------------------

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC.

--------------------------------------------------------------------------------

DFA INVESTMENT DIMENSIONS GROUP INC.

--------------------------------------------------------------------------------

DFA ONE-YEAR FIXED INCOME PORTFOLIO

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

DFA SHORT-TERM GOVERNMENT PORTFOLIO

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

DFA TARGETED CREDIT PORTFOLIO

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

DFA INVESTMENT GRADE PORTFOLIO

DFA DIVERSIFIED FIXED INCOME PORTFOLIO

DFA LTIP PORTFOLIO

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

DFA SHORT-DURATION REAL RETURN PORTFOLIO

DFA MUNICIPAL REAL RETURN PORTFOLIO

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

DFA MUNICIPAL BOND PORTFOLIO

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

DFA NY MUNICIPAL BOND PORTFOLIO

DFA MN MUNICIPAL BOND PORTFOLIO

DFA OREGON MUNICIPAL BOND PORTFOLIO

DIMENSIONAL INVESTMENT GROUP INC.

--------------------------------------------------------------------------------

DFA TWO-YEAR FIXED INCOME PORTFOLIO

DFA TWO-YEAR GOVERNMENT PORTFOLIO

SEE THE INSIDE FRONT COVER FOR IMPORTANT INFORMATION ABOUT ACCESS TO YOUR FUND'S ANNUAL AND SEMI-ANNUAL SHAREHOLDER REPORTS.

IMPORTANT INFORMATION ABOUT ACCESS TO SHAREHOLDER REPORTS

   Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Portfolio's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a Portfolio's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

   If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Portfolio anytime by contacting the Portfolio's transfer agent at
(888) 576-1167 or by contacting your financial intermediary.

   You may elect to receive all future shareholder reports in paper free of charge. You can inform a Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

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

[LOGO] Dimensional

December 2019

Dear Fellow Shareholder,

Since our founding in 1981, sound investment solutions based on financial science have been at the heart of Dimensional. We recognize that the assets you entrust to our firm play an important role in your future.

With a 38-year track record, our investment strategies are guided by rigorous academic research, deep convictions about the power of capital markets, and the importance of information in security prices.

We aim to add value through implementation by using a systematic approach to invest in securities with higher expected returns and implementing a robust portfolio management process that seeks to increase returns and manage risk. We apply flexible trading algorithms to minimize potential price impact.

We take pride in the many longstanding clients we have had the honor of working with over the last four decades, and we continue to seek opportunities to raise the bar both within our company and the industry.

On behalf of more than 1,400 employees at Dimensional aiming to serve you, we thank you.

Sincerely,

 LOGO                                  LOGO
DAVID P. BUTLER                       GERARD K. O'REILLY
Co-Chief Executive Officer            Co-Chief Executive Officer and
                                      Chief Investment Officer

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

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                                                     PAGE
                                                                                                     ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES..........................................................   1
DFA INVESTMENT DIMENSIONS GROUP INC.
   Performance Charts...............................................................................   3
   Management's Discussion and Analysis.............................................................  16
   Disclosure of Fund Expenses......................................................................  25
   Disclosure of Portfolio Holdings.................................................................  29
   Schedules of Investments
       DFA One-Year Fixed Income Portfolio..........................................................  31
       DFA Two-Year Global Fixed Income Portfolio...................................................  37
       DFA Selectively Hedged Global Fixed Income Portfolio.........................................  43
       DFA Five-Year Global Fixed Income Portfolio..................................................  50
       DFA World ex U.S. Government Fixed Income Portfolio..........................................  60
       DFA Short-Term Government Portfolio..........................................................  63
       DFA Intermediate Government Fixed Income Portfolio...........................................  64
       DFA Short-Term Extended Quality Portfolio....................................................  66
       DFA Intermediate-Term Extended Quality Portfolio.............................................  78
       DFA Targeted Credit Portfolio................................................................  85
       DFA Global Core Plus Fixed Income Portfolio..................................................  96
       DFA Investment Grade Portfolio............................................................... 113
       DFA Diversified Fixed Income Portfolio....................................................... 128
       DFA LTIP Portfolio........................................................................... 129
       DFA Inflation-Protected Securities Portfolio................................................. 130
       DFA Short-Duration Real Return Portfolio..................................................... 131
       DFA Municipal Real Return Portfolio.......................................................... 142
       DFA California Municipal Real Return Portfolio............................................... 153
       DFA Municipal Bond Portfolio................................................................. 159
       DFA Short-Term Municipal Bond Portfolio...................................................... 170
       DFA Intermediate-Term Municipal Bond Portfolio............................................... 182
       DFA California Short-Term Municipal Bond Portfolio........................................... 197
       DFA California Intermediate-Term Municipal Bond Portfolio.................................... 205
       DFA NY Municipal Bond Portfolio.............................................................. 215
       DFA MN Municipal Bond Portfolio.............................................................. 220
       DFA Oregon Municipal Bond Portfolio.......................................................... 224
   Statements of Assets and Liabilities............................................................. 226
   Statements of Operations......................................................................... 233
   Statements of Changes in Net Assets.............................................................. 240
   Financial Highlights............................................................................. 247
   Notes to Financial Statements.................................................................... 260
   Report of Independent Registered Public Accounting Firm.......................................... 287
DIMENSIONAL INVESTMENT GROUP INC.
   Performance Charts............................................................................... 289
   Management's Discussion and Analysis............................................................. 290
   Disclosure of Fund Expenses...................................................................... 292
   Disclosure of Portfolio Holdings................................................................. 294
   Schedules of Investments
       DFA Two-Year Fixed Income Portfolio.......................................................... 295
       DFA Two-Year Government Portfolio............................................................ 298
   Statements of Assets and Liabilities............................................................. 299
   Statements of Operations......................................................................... 300
   Statements of Changes in Net Assets.............................................................. 301
   Financial Highlights............................................................................. 302
   Notes to Financial Statements.................................................................... 303

TABLE OF CONTENTS

CONTINUED

                                                                                                     PAGE
                                                                                                     ----
   Report of Independent Registered Public Accounting Firm.......................................... 310
FUND MANAGEMENT..................................................................................... 311
   Board of Directors or Trustees Table............................................................. 312
VOTING PROXIES ON FUND PORTFOLIO SECURITIES......................................................... 319
NOTICE TO SHAREHOLDERS.............................................................................. 320

This report is submitted for the information of the Portfolio's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS

Investment Abbreviations
LIBOR                     London Interbank Offered Rate
P.L.C.                    Public Limited Company
SA                        Special Assessment
USTMMR                    U.S. Treasury Money Market Rate
AGM                       Assured Guaranty Municipal Corporation
ETM                       Escrowed to Maturity
GO                        General Obligation
PSF-GTD                   Public School Fund Guarantee
RB                        Revenue Bond
RN                        Revenue Note
SCH BD GTY                School Bond Guaranty
SCSDE                     South Carolina State Department of
                          Education
SD CRED PROG              School District Credit Program
ST                        Special Tax
ST AID WITHHLDG           State Aid Withholding
AMBAC                     American Municipal Bond Assurance
                          Corporation
ST GTD                    State Guaranteed
SCH BD RES FD             School Board Resolution Fund
FGIC                      Federal Guaranty Insurance Corporation
USD                       United States Dollar
CAD                       Canadian Dollars
DKK                       Danish Krone
EUR                       Euro
GBP                       British Pounds
NOK                       Norwegian Krone
SEK                       Swedish Krona
AUD                       Australian Dollars
JPY                       Japanese Yen

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Investment Footnotes
  ^                   Denominated in USD, unless otherwise noted.
  +                   See Note B to Financial Statements.
  (r)                 The adjustable rate shown is effective as of October 31, 2019.
  #                   Total or Partial Securities on Loan.
  (Omega)             Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the
                      Fund's Liquidity Guidelines. The liquidity determination is unaudited.
  @                   Security purchased with cash proceeds from Securities on Loan.
  (S)                 Affiliated Fund.
  (infinity)          Rates reflect the effective yields at purchase date.
  (plus-minus)        Face Amount of security is not adjusted for inflation.
  ~                   Total or Partial Security pledged as collateral for Swap Agreements.
  (Currency)          Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

FINANCIAL HIGHLIGHTS
--------------------

  (A)                 Computed using average shares outstanding.
  (B)                 Non-Annualized
  (C)                 Annualized
  (D)                 Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
  (E)                 Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------------------------------------------------------

  --                  Amounts designated as -- are either zero or rounded to zero.
  SEC                 Securities and Exchange Commission
  CPI                 Consumer Price Index
  (a)                 Commencement of Operations

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA ONE-YEAR FIXED INCOME PORTFOLIO VS.
ICE BOFAML US 6-MONTH TREASURY BILL INDEX,
ICE BOFAML 1-YEAR US TREASURY NOTE INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                                      [CHART]

                  DFA One-Year          ICE BofAML US         ICE BofAML
                  Fixed Income         6-Month Treasury    1-Year US Treasury
                   Portfolio             Bill Index           Note Index
                ---------------     ------------------    --------------------
10/2009              $10,000              $10,000              $10,000
11/2009              $10,027              $10,004              $10,018
12/2009              $9,992               $10,005              $10,004
01/2010              $10,021              $10,010              $10,027
02/2010              $10,035              $10,011              $10,032
03/2010              $10,031              $10,011              $10,029
04/2010              $10,037              $10,014              $10,035
05/2010              $10,042              $10,019              $10,040
06/2010              $10,066              $10,022              $10,055
07/2010              $10,083              $10,026              $10,066
08/2010              $10,098              $10,030              $10,075
09/2010              $10,103              $10,032              $10,080
10/2010              $10,119              $10,037              $10,087
11/2010              $10,104              $10,037              $10,085
12/2010              $10,108              $10,041              $10,087
01/2011              $10,118              $10,043              $10,097
02/2011              $10,121              $10,045              $10,100
03/2011              $10,127              $10,048              $10,103
04/2011              $10,150              $10,053              $10,113
05/2011              $10,165              $10,054              $10,120
06/2011              $10,160              $10,057              $10,123
07/2011              $10,174              $10,056              $10,120
08/2011              $10,178              $10,064              $10,138
09/2011              $10,172              $10,064              $10,135
10/2011              $10,177              $10,065              $10,139
11/2011              $10,171              $10,067              $10,142
12/2011              $10,168              $10,068              $10,145
01/2012              $10,197              $10,068              $10,147
02/2012              $10,201              $10,067              $10,145
03/2012              $10,206              $10,068              $10,145
04/2012              $10,220              $10,070              $10,149
05/2012              $10,215              $10,072              $10,151
06/2012              $10,229              $10,073              $10,149
07/2012              $10,244              $10,076              $10,158
08/2012              $10,248              $10,078              $10,160
09/2012              $10,253              $10,079              $10,162
10/2012              $10,257              $10,080              $10,162
11/2012              $10,261              $10,082              $10,166
12/2012              $10,263              $10,085              $10,169
01/2013              $10,273              $10,086              $10,171
02/2013              $10,275              $10,087              $10,173
03/2013              $10,278              $10,089              $10,177
04/2013              $10,282              $10,092              $10,181
05/2013              $10,275              $10,093              $10,182
06/2013              $10,278              $10,094              $10,180
07/2013              $10,281              $10,096              $10,187
08/2013              $10,284              $10,098              $10,188
09/2013              $10,296              $10,100              $10,194
10/2013              $10,300              $10,100              $10,194
11/2013              $10,302              $10,100              $10,194
12/2013              $10,297              $10,103              $10,195
01/2014              $10,307              $10,105              $10,197
02/2014              $10,318              $10,106              $10,199
03/2014              $10,312              $10,107              $10,203
04/2014              $10,314              $10,109              $10,207
05/2014              $10,327              $10,109              $10,210
06/2014              $10,319              $10,109              $10,210
07/2014              $10,322              $10,110              $10,212
08/2014              $10,324              $10,112              $10,217
09/2014              $10,327              $10,114              $10,220
10/2014              $10,330              $10,113              $10,222
11/2014              $10,342              $10,114              $10,223
12/2014              $10,324              $10,115              $10,213
01/2015              $10,344              $10,118              $10,224
02/2015              $10,346              $10,119              $10,222
03/2015              $10,350              $10,120              $10,224
04/2015              $10,353              $10,124              $10,231
05/2015              $10,356              $10,125              $10,233
06/2015              $10,359              $10,126              $10,235
07/2015              $10,363              $10,126              $10,238
08/2015              $10,356              $10,126              $10,237
09/2015              $10,371              $10,137              $10,246
10/2015              $10,375              $10,134              $10,245
11/2015              $10,361              $10,133              $10,228
12/2015              $10,356              $10,137              $10,229
01/2016              $10,381              $10,146              $10,250
02/2016              $10,385              $10,150              $10,251
03/2016              $10,403              $10,159              $10,266
04/2016              $10,408              $10,166              $10,276
05/2016              $10,404              $10,167              $10,271
06/2016              $10,441              $10,179              $10,296
07/2016              $10,437              $10,183              $10,295
08/2016              $10,434              $10,183              $10,294
09/2016              $10,440              $10,192              $10,301
10/2016              $10,448              $10,198              $10,306
11/2016              $10,435              $10,201              $10,300
12/2016              $10,443              $10,206              $10,306
01/2017              $10,460              $10,213              $10,321
02/2017              $10,467              $10,219              $10,327
03/2017              $10,477              $10,218              $10,323
04/2017              $10,486              $10,227              $10,331
05/2017              $10,496              $10,233              $10,334
06/2017              $10,506              $10,242              $10,337
07/2017              $10,516              $10,253              $10,351
08/2017              $10,528              $10,267              $10,362
09/2017              $10,537              $10,275              $10,363
10/2017              $10,538              $10,284              $10,367
11/2017              $10,536              $10,292              $10,361
12/2017              $10,542              $10,303              $10,365
01/2018              $10,539              $10,314              $10,370
02/2018              $10,541              $10,321              $10,373
03/2018              $10,555              $10,336              $10,391
04/2018              $10,559              $10,351              $10,397
05/2018              $10,596              $10,368              $10,420
06/2018              $10,603              $10,385              $10,432
07/2018              $10,622              $10,403              $10,446
08/2018              $10,650              $10,422              $10,469
09/2018              $10,656              $10,437              $10,475
10/2018              $10,666              $10,457              $10,496
11/2018              $10,699              $10,477              $10,520
12/2018              $10,739              $10,501              $10,557
01/2019              $10,762              $10,525              $10,585
02/2019              $10,781              $10,544              $10,607
03/2019              $10,822              $10,569              $10,644
04/2019              $10,844              $10,591              $10,667
05/2019              $10,864              $10,617              $10,700
06/2019              $10,884              $10,646              $10,744
07/2019              $10,907              $10,666              $10,750            Past performance is not predictive of
08/2019              $10,937              $10,694              $10,791            future performance.
09/2019              $10,953              $10,713              $10,803
10/2019              $10,976              $10,740              $10,840            The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
           AVERAGE ANNUAL         ONE          FIVE          TEN                  redemption of fund shares.
           TOTAL RETURN           YEAR         YEARS        YEARS
           --------------------------------------------------------------         ICE BofAML index data copyright 2019
                                  2.90%        1.22%        0.94%                 ICE Data Indices, LLC.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO VS.
FTSE WORLD GOVERNMENT BOND INDEX, 1-2 YEARS, CURRENCY-HEDGED IN USD TERMS OCTOBER 31, 2009-OCTOBER 31, 2019

                                              [CHART]

                                                     FTSE World Government
                    DFA Two-Year Global              Bond Index, 1-2 Years,
                  Fixed Income Portfolio          Currency-Hedged in USD Terms
                -------------------------       ------------------------------
10/2009                   $10,000                         $10,000
11/2009                   $10,039                         $10,019
12/2009                   $10,005                         $10,007
01/2010                   $10,045                         $10,029
02/2010                   $10,065                         $10,049
03/2010                   $10,066                         $10,048
04/2010                   $10,076                         $10,039
05/2010                   $10,085                         $10,068
06/2010                   $10,115                         $10,073
07/2010                   $10,145                         $10,087
08/2010                   $10,164                         $10,101
09/2010                   $10,173                         $10,097
10/2010                   $10,183                         $10,104
11/2010                   $10,173                         $10,092
12/2010                   $10,180                         $10,101
01/2011                   $10,191                         $10,104
02/2011                   $10,191                         $10,105
03/2011                   $10,201                         $10,104
04/2011                   $10,221                         $10,116
05/2011                   $10,241                         $10,135
06/2011                   $10,241                         $10,137
07/2011                   $10,251                         $10,141
08/2011                   $10,271                         $10,179
09/2011                   $10,268                         $10,181
10/2011                   $10,268                         $10,177
11/2011                   $10,258                         $10,171
12/2011                   $10,260                         $10,216
01/2012                   $10,280                         $10,236
02/2012                   $10,290                         $10,250
03/2012                   $10,300                         $10,250
04/2012                   $10,311                         $10,256
05/2012                   $10,311                         $10,253
06/2012                   $10,322                         $10,261
07/2012                   $10,342                         $10,275
08/2012                   $10,352                         $10,292
09/2012                   $10,355                         $10,300
10/2012                   $10,355                         $10,305
11/2012                   $10,365                         $10,314
12/2012                   $10,366                         $10,321
01/2013                   $10,366                         $10,326
02/2013                   $10,376                         $10,336
03/2013                   $10,386                         $10,341
04/2013                   $10,397                         $10,354
05/2013                   $10,386                         $10,350
06/2013                   $10,376                         $10,345
07/2013                   $10,386                         $10,358
08/2013                   $10,386                         $10,358
09/2013                   $10,397                         $10,371
10/2013                   $10,407                         $10,383
11/2013                   $10,417                         $10,390
12/2013                   $10,413                         $10,389
01/2014                   $10,424                         $10,401
02/2014                   $10,424                         $10,406
03/2014                   $10,425                         $10,407
04/2014                   $10,435                         $10,412
05/2014                   $10,446                         $10,420
06/2014                   $10,439                         $10,426
07/2014                   $10,429                         $10,429
08/2014                   $10,439                         $10,437
09/2014                   $10,439                         $10,439
10/2014                   $10,460                         $10,446
11/2014                   $10,471                         $10,455
12/2014                   $10,453                         $10,450
01/2015                   $10,485                         $10,472
02/2015                   $10,474                         $10,469
03/2015                   $10,485                         $10,478
04/2015                   $10,485                         $10,481
05/2015                   $10,495                         $10,487
06/2015                   $10,498                         $10,487
07/2015                   $10,498                         $10,494
08/2015                   $10,498                         $10,493
09/2015                   $10,519                         $10,506
10/2015                   $10,519                         $10,508
11/2015                   $10,498                         $10,501
12/2015                   $10,487                         $10,501
01/2016                   $10,529                         $10,531
02/2016                   $10,529                         $10,540
03/2016                   $10,551                         $10,548
04/2016                   $10,561                         $10,558
05/2016                   $10,561                         $10,559
06/2016                   $10,593                         $10,590
07/2016                   $10,593                         $10,590
08/2016                   $10,593                         $10,590
09/2016                   $10,593                         $10,604
10/2016                   $10,603                         $10,606
11/2016                   $10,582                         $10,599
12/2016                   $10,587                         $10,613
01/2017                   $10,597                         $10,625
02/2017                   $10,619                         $10,636
03/2017                   $10,628                         $10,638
04/2017                   $10,649                         $10,648
05/2017                   $10,660                         $10,658
06/2017                   $10,661                         $10,657
07/2017                   $10,683                         $10,675
08/2017                   $10,704                         $10,691
09/2017                   $10,694                         $10,692
10/2017                   $10,704                         $10,702
11/2017                   $10,694                         $10,700
12/2017                   $10,685                         $10,707
01/2018                   $10,674                         $10,707
02/2018                   $10,674                         $10,718
03/2018                   $10,685                         $10,739
04/2018                   $10,696                         $10,745
05/2018                   $10,728                         $10,759
06/2018                   $10,734                         $10,779
07/2018                   $10,745                         $10,791
08/2018                   $10,777                         $10,811
09/2018                   $10,786                         $10,821
10/2018                   $10,797                         $10,843
11/2018                   $10,830                         $10,873
12/2018                   $10,889                         $10,924
01/2019                   $10,922                         $10,953
02/2019                   $10,944                         $10,969
03/2019                   $10,997                         $11,015
04/2019                   $11,019                         $11,037
05/2019                   $11,052                         $11,083
06/2019                   $11,079                         $11,127
07/2019                   $11,101                         $11,138                 Past performance is not predictive of
08/2019                   $11,135                         $11,192                 future performance.
09/2019                   $11,144                         $11,196
10/2019                   $11,166                         $11,222                 The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
           AVERAGE ANNUAL         ONE          FIVE          TEN                  redemption of fund shares.
           TOTAL RETURN           YEAR         YEARS        YEARS
           --------------------------------------------------------------         FTSE fixed income indices (C) 2019 FTSE
                                  3.42%        1.31%        1.11%                 Fixed Income LLC. All rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO VS.
FTSE WORLD GOVERNMENT BOND INDEX,
1-3 YEARS, IN USD TERMS (UNHEDGED)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                     [CHART]

                    DFA Selectively          FTSE World Government
                   Hedged Global Fixed       Bond Index, 1-3 Years,
                    Income Portfolio         in USD Terms (Unhedged)
                  --------------------      ------------------------
10/2009                   $10,000                   $10,000
11/2009                   $10,080                   $10,243
12/2009                   $10,018                   $9,844
01/2010                   $9,998                    $9,835
02/2010                   $10,028                   $9,851
03/2010                   $10,068                   $9,702
04/2010                   $10,118                   $9,637
05/2010                   $9,928                    $9,488
06/2010                   $9,958                    $9,577
07/2010                   $10,178                   $9,851
08/2010                   $10,108                   $9,879
09/2010                   $10,328                   $10,116
10/2010                   $10,408                   $10,291
11/2010                   $10,238                   $9,956
12/2010                   $10,495                   $10,155
01/2011                   $10,505                   $10,194
02/2011                   $10,576                   $10,228
03/2011                   $10,657                   $10,270
04/2011                   $10,931                   $10,521
05/2011                   $10,880                   $10,440
06/2011                   $10,890                   $10,482
07/2011                   $11,012                   $10,620
08/2011                   $10,962                   $10,699
09/2011                   $10,495                   $10,399
10/2011                   $10,809                   $10,512
11/2011                   $10,627                   $10,382
12/2011                   $10,584                   $10,358
01/2012                   $10,752                   $10,460
02/2012                   $10,867                   $10,377
03/2012                   $10,804                   $10,306
04/2012                   $10,825                   $10,390
05/2012                   $10,500                   $10,205
06/2012                   $10,731                   $10,260
07/2012                   $10,804                   $10,270
08/2012                   $10,888                   $10,354
09/2012                   $10,962                   $10,447
10/2012                   $10,941                   $10,392
11/2012                   $10,983                   $10,340
12/2012                   $11,030                   $10,279
01/2013                   $11,041                   $10,227
02/2013                   $10,987                   $10,091
03/2013                   $11,041                   $10,015
04/2013                   $11,127                   $10,044
05/2013                   $10,912                   $9,879
06/2013                   $10,653                   $9,897
07/2013                   $10,804                   $10,003
08/2013                   $10,664                   $9,979
09/2013                   $10,933                   $10,101
10/2013                   $10,998                   $10,131
11/2013                   $10,922                   $10,059
12/2013                   $10,908                   $10,037
01/2014                   $10,864                   $10,034
02/2014                   $11,028                   $10,124
03/2014                   $11,083                   $10,105
04/2014                   $11,137                   $10,152
05/2014                   $11,170                   $10,132
06/2014                   $11,214                   $10,168
07/2014                   $11,094                   $10,060
08/2014                   $11,148                   $10,009
09/2014                   $10,930                   $9,763
10/2014                   $10,919                   $9,708
11/2014                   $10,886                   $9,594
12/2014                   $10,736                   $9,473
01/2015                   $10,625                   $9,333
02/2015                   $10,659                   $9,292
03/2015                   $10,603                   $9,177
04/2015                   $10,803                   $9,310
05/2015                   $10,648                   $9,190
06/2015                   $10,570                   $9,254
07/2015                   $10,437                   $9,204
08/2015                   $10,315                   $9,248
09/2015                   $10,337                   $9,262
10/2015                   $10,437                   $9,240
11/2015                   $10,392                   $9,080
12/2015                   $10,396                   $9,164
01/2016                   $10,396                   $9,157
02/2016                   $10,441                   $9,298
03/2016                   $10,721                   $9,465
04/2016                   $10,766                   $9,575
05/2016                   $10,665                   $9,409
06/2016                   $10,867                   $9,553
07/2016                   $10,934                   $9,568
08/2016                   $10,912                   $9,523
09/2016                   $10,946                   $9,592
10/2016                   $10,901                   $9,427
11/2016                   $10,755                   $9,182
12/2016                   $10,736                   $9,135
01/2017                   $10,873                   $9,273
02/2017                   $10,907                   $9,245
03/2017                   $10,896                   $9,269
04/2017                   $10,907                   $9,327
05/2017                   $10,976                   $9,436
06/2017                   $11,021                   $9,457
07/2017                   $11,090                   $9,607
08/2017                   $11,090                   $9,643
09/2017                   $11,067                   $9,590
10/2017                   $11,010                   $9,519
11/2017                   $10,987                   $9,606
12/2017                   $11,017                   $9,622
01/2018                   $11,005                   $9,791
02/2018                   $10,982                   $9,731
03/2018                   $11,017                   $9,776
04/2018                   $11,017                   $9,667
05/2018                   $11,063                   $9,570
06/2018                   $11,063                   $9,539
07/2018                   $11,086                   $9,535
08/2018                   $11,133                   $9,532
09/2018                   $11,133                   $9,498
10/2018                   $11,133                   $9,431
11/2018                   $11,156                   $9,446
12/2018                   $11,219                   $9,553
01/2019                   $11,291                   $9,618
02/2019                   $11,326                   $9,569
03/2019                   $11,434                   $9,571
04/2019                   $11,470                   $9,566
05/2019                   $11,530                   $9,611
06/2019                   $11,602                   $9,726
07/2019                   $11,638                   $9,646              Past performance is not predictive of
08/2019                   $11,698                   $9,688              future performance.
09/2019                   $11,698                   $9,636
10/2019                   $11,722                   $9,723              The returns shown do not reflect the
                                                                        deduction of taxes that a shareholder
                                                                        would pay on fund distributions or the
          AVERAGE ANNUAL        ONE        FIVE        TEN              redemption of fund shares.
          TOTAL RETURN          YEAR       YEARS      YEARS
          -------------------------------------------------------       FTSE fixed income indices (C) 2019 FTSE
                                5.29%      1.43%      1.60%             Fixed Income LLC. All rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO VS.
FTSE WORLD GOVERNMENT BOND INDEX,
1-5 YEARS, CURRENCY-HEDGED IN USD TERMS
OCTOBER 31, 2009-OCTOBER 31, 2019

                                    [CHART]

                                              FTSE World Government Bond Index,
               DFA Five-Year Global              1-5 Years, Currency-Hedged
              Fixed Income Portfolio                    in USD Terms
              ----------------------          ----------------------------------
10/2009              $10,000                              $10,000
11/2009              $10,124                              $10,053
12/2009              $9,968                               $10,016
01/2010              $10,095                              $10,054
02/2010              $10,158                              $10,096
03/2010              $10,151                              $10,092
04/2010              $10,223                              $10,097
05/2010              $10,287                              $10,162
06/2010              $10,354                              $10,188
07/2010              $10,510                              $10,225
08/2010              $10,637                              $10,274
09/2010              $10,677                              $10,266
10/2010              $10,751                              $10,276
11/2010              $10,640                              $10,226
12/2010              $10,497                              $10,215
01/2011              $10,526                              $10,207
02/2011              $10,516                              $10,198
03/2011              $10,526                              $10,192
04/2011              $10,661                              $10,222
05/2011              $10,786                              $10,272
06/2011              $10,786                              $10,277
07/2011              $10,960                              $10,314
08/2011              $11,037                              $10,403
09/2011              $11,016                              $10,407
10/2011              $11,045                              $10,392
11/2011              $10,879                              $10,371
12/2011              $10,970                              $10,451
01/2012              $11,080                              $10,496
02/2012              $11,100                              $10,514
03/2012              $11,131                              $10,505
04/2012              $11,171                              $10,526
05/2012              $11,241                              $10,536
06/2012              $11,248                              $10,546
07/2012              $11,390                              $10,581
08/2012              $11,430                              $10,609
09/2012              $11,448                              $10,628
10/2012              $11,459                              $10,634
11/2012              $11,499                              $10,661
12/2012              $11,496                              $10,670
01/2013              $11,445                              $10,661
02/2013              $11,517                              $10,686
03/2013              $11,537                              $10,697
04/2013              $11,599                              $10,731
05/2013              $11,496                              $10,695
06/2013              $11,354                              $10,662
07/2013              $11,427                              $10,691
08/2013              $11,365                              $10,676
09/2013              $11,458                              $10,713
10/2013              $11,530                              $10,748
11/2013              $11,551                              $10,765
12/2013              $11,449                              $10,737
01/2014              $11,576                              $10,783
02/2014              $11,597                              $10,797
03/2014              $11,540                              $10,796
04/2014              $11,604                              $10,815
05/2014              $11,688                              $10,846
06/2014              $11,675                              $10,858
07/2014              $11,643                              $10,860
08/2014              $11,717                              $10,891
09/2014              $11,664                              $10,889
10/2014              $11,749                              $10,915
11/2014              $11,823                              $10,942
12/2014              $11,778                              $10,940
01/2015              $11,972                              $11,001
02/2015              $11,886                              $10,985
03/2015              $11,940                              $11,008
04/2015              $11,950                              $11,006
05/2015              $11,950                              $11,012
06/2015              $11,891                              $10,996
07/2015              $11,934                              $11,025
08/2015              $11,923                              $11,023
09/2015              $12,021                              $11,059
10/2015              $12,010                              $11,062
11/2015              $11,988                              $11,059
12/2015              $11,949                              $11,050
01/2016              $12,091                              $11,132
02/2016              $12,124                              $11,164
03/2016              $12,225                              $11,176
04/2016              $12,236                              $11,177
05/2016              $12,214                              $11,182
06/2016              $12,370                              $11,256
07/2016              $12,404                              $11,259
08/2016              $12,348                              $11,247
09/2016              $12,370                              $11,268
10/2016              $12,326                              $11,246
11/2016              $12,149                              $11,192
12/2016              $12,163                              $11,215
01/2017              $12,196                              $11,218
02/2017              $12,241                              $11,245
03/2017              $12,255                              $11,247
04/2017              $12,334                              $11,280
05/2017              $12,379                              $11,303
06/2017              $12,353                              $11,288
07/2017              $12,409                              $11,316
08/2017              $12,477                              $11,354
09/2017              $12,420                              $11,335
10/2017              $12,443                              $11,349
11/2017              $12,420                              $11,343
12/2017              $12,403                              $11,341
01/2018              $12,323                              $11,308
02/2018              $12,311                              $11,318
03/2018              $12,357                              $11,361
04/2018              $12,346                              $11,351
05/2018              $12,414                              $11,362
06/2018              $12,425                              $11,388
07/2018              $12,425                              $11,389
08/2018              $12,494                              $11,410
09/2018              $12,456                              $11,407
10/2018              $12,490                              $11,431
11/2018              $12,536                              $11,484
12/2018              $12,610                              $11,582
01/2019              $12,694                              $11,625
02/2019              $12,718                              $11,635
03/2019              $12,826                              $11,717
04/2019              $12,849                              $11,737
05/2019              $12,933                              $11,820
06/2019              $13,005                              $11,894
07/2019              $13,053                              $11,912                   Past performance is not predictive of
08/2019              $13,124                              $12,018                   future performance.
09/2019              $13,100                              $12,008
10/2019              $13,100                              $12,025                   The returns shown do not reflect the
                                                                                    deduction of taxes that a shareholder
                                                                                    would pay on fund distributions or the
            AVERAGE ANNUAL          ONE          FIVE          TEN                  redemption of fund shares.
            TOTAL RETURN            YEAR         YEARS        YEARS
            ---------------------------------------------------------------         FTSE fixed income indices (C) 2019 FTSE
                                    4.88%        2.20%        2.74%                 Fixed Income LLC. All rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO VS.
FTSE NON-USD WORLD GOVERNMENT BOND INDEX, CURRENCY-HEDGED IN USD TERMS
DECEMBER 6, 2011-OCTOBER 31, 2019

                                    [CHART]

               DFA World Ex U.S.                  FTSE Non-USD World
            Government Fixed Income             Government Bond Index,
                   Portfolio                 Currency-Hedged in USD Terms
           --------------------------        ----------------------------
12/2011             $10,000                           $10,000
12/2011             $10,095                           $10,085
01/2012             $10,145                           $10,165
02/2012             $10,175                           $10,216
03/2012             $10,165                           $10,218
04/2012             $10,246                           $10,246
05/2012             $10,506                           $10,370
06/2012             $10,427                           $10,329
07/2012             $10,648                           $10,436
08/2012             $10,658                           $10,456
09/2012             $10,656                           $10,515
10/2012             $10,666                           $10,538
11/2012             $10,757                           $10,623
12/2012             $10,771                           $10,641
01/2013             $10,606                           $10,608
02/2013             $10,730                           $10,670
03/2013             $10,834                           $10,776
04/2013             $10,968                           $10,899
05/2013             $10,741                           $10,744
06/2013             $10,524                           $10,638
07/2013             $10,587                           $10,690
08/2013             $10,483                           $10,668
09/2013             $10,576                           $10,745
10/2013             $10,690                           $10,852
11/2013             $10,680                           $10,857
12/2013             $10,538                           $10,792
01/2014             $10,780                           $10,963
02/2014             $10,811                           $11,013
03/2014             $10,848                           $11,051
04/2014             $10,933                           $11,119
05/2014             $11,081                           $11,203
06/2014             $11,143                           $11,273
07/2014             $11,239                           $11,343
08/2014             $11,474                           $11,505
09/2014             $11,431                           $11,500
10/2014             $11,538                           $11,562
11/2014             $11,730                           $11,712
12/2014             $11,832                           $11,847
01/2015             $12,152                           $12,060
02/2015             $12,072                           $12,013
03/2015             $12,186                           $12,113
04/2015             $12,038                           $12,005
05/2015             $11,946                           $11,904
06/2015             $11,694                           $11,726
07/2015             $11,889                           $11,902
08/2015             $11,820                           $11,868
09/2015             $11,957                           $11,961
10/2015             $11,992                           $12,031
11/2015             $12,038                           $12,064
12/2015             $11,932                           $12,030
01/2016             $12,239                           $12,269
02/2016             $12,424                           $12,442
03/2016             $12,460                           $12,531
04/2016             $12,337                           $12,504
05/2016             $12,485                           $12,614
06/2016             $12,841                           $12,920
07/2016             $12,989                           $12,965
08/2016             $13,001                           $12,936
09/2016             $13,013                           $12,934
10/2016             $12,743                           $12,752
11/2016             $12,510                           $12,601
12/2016             $12,594                           $12,648
01/2017             $12,430                           $12,487
02/2017             $12,657                           $12,622
03/2017             $12,632                           $12,603
04/2017             $12,758                           $12,684
05/2017             $12,872                           $12,741
06/2017             $12,720                           $12,679
07/2017             $12,720                           $12,709
08/2017             $12,910                           $12,833
09/2017             $12,784                           $12,767
10/2017             $12,910                           $12,863
11/2017             $12,973                           $12,921
12/2017             $12,994                           $12,908
01/2018             $12,779                           $12,864
02/2018             $12,817                           $12,922
03/2018             $13,007                           $13,101
04/2018             $12,969                           $13,076
05/2018             $13,146                           $13,056
06/2018             $13,197                           $13,131
07/2018             $13,146                           $13,117
08/2018             $13,260                           $13,084
09/2018             $13,133                           $13,059
10/2018             $13,222                           $13,096
11/2018             $13,323                           $13,172
12/2018             $13,420                           $13,358
01/2019             $13,598                           $13,511
02/2019             $13,611                           $13,514
03/2019             $13,980                           $13,772
04/2019             $13,939                           $13,758
05/2019             $14,225                           $13,959
06/2019             $14,457                           $14,205
07/2019             $14,689                           $14,394                Past performance is not predictive of
08/2019             $15,098                           $14,766                future performance.
09/2019             $14,975                           $14,701
10/2019             $14,798                           $14,591                The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          AVERAGE ANNUAL         ONE        FIVE         SINCE               redemption of fund shares.
          TOTAL RETURN           YEAR       YEARS      INCEPTION
          ------------------------------------------------------------       FTSE fixed income indices (C) 2019 FTSE
                                11.92%      5.10%        5.08%               Fixed Income LLC. All rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA SHORT-TERM GOVERNMENT PORTFOLIO VS.
ICE BOFAML 1-5 YEAR US TREASURY & AGENCY INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                                    [CHART]

            DFA Short-Term Government       ICE BofAML 1-5 Year US Treasury
                   Portfolio                        & Agency Index
           ---------------------------     ---------------------------------
10/2009            $10,000                             $10,000
11/2009            $10,110                             $10,091
12/2009            $9,966                              $9,974
01/2010            $10,059                             $10,071
02/2010            $10,106                             $10,103
03/2010            $10,067                             $10,063
04/2010            $10,124                             $10,106
05/2010            $10,198                             $10,177
06/2010            $10,306                             $10,255
07/2010            $10,391                             $10,311
08/2010            $10,428                             $10,354
09/2010            $10,457                             $10,381
10/2010            $10,532                             $10,419
11/2010            $10,466                             $10,380
12/2010            $10,410                             $10,320
01/2011            $10,419                             $10,350
02/2011            $10,400                             $10,329
03/2011            $10,414                             $10,324
04/2011            $10,501                             $10,397
05/2011            $10,588                             $10,467
06/2011            $10,575                             $10,471
07/2011            $10,643                             $10,544
08/2011            $10,721                             $10,621
09/2011            $10,709                             $10,607
10/2011            $10,719                             $10,617
11/2011            $10,739                             $10,631
12/2011            $10,763                             $10,649
01/2012            $10,813                             $10,683
02/2012            $10,793                             $10,657
03/2012            $10,801                             $10,637
04/2012            $10,841                             $10,686
05/2012            $10,841                             $10,705
06/2012            $10,857                             $10,697
07/2012            $10,897                             $10,740
08/2012            $10,927                             $10,746
09/2012            $10,922                             $10,747
10/2012            $10,922                             $10,735
11/2012            $10,942                             $10,758
12/2012            $10,934                             $10,753
01/2013            $10,924                             $10,740
02/2013            $10,944                             $10,765
03/2013            $10,948                             $10,770
04/2013            $10,979                             $10,794
05/2013            $10,907                             $10,739
06/2013            $10,827                             $10,695
07/2013            $10,868                             $10,720
08/2013            $10,817                             $10,691
09/2013            $10,888                             $10,745
10/2013            $10,919                             $10,773
11/2013            $10,939                             $10,786
12/2013            $10,885                             $10,736
01/2014            $10,936                             $10,782
02/2014            $10,947                             $10,797
03/2014            $10,927                             $10,764
04/2014            $10,948                             $10,790
05/2014            $10,989                             $10,833
06/2014            $10,977                             $10,823
07/2014            $10,957                             $10,799
08/2014            $10,977                             $10,836
09/2014            $10,968                             $10,817
10/2014            $11,009                             $10,870
11/2014            $11,050                             $10,904
12/2014            $11,021                             $10,869
01/2015            $11,125                             $10,977
02/2015            $11,073                             $10,923
03/2015            $11,130                             $10,968
04/2015            $11,130                             $10,971
05/2015            $11,140                             $10,981
06/2015            $11,133                             $10,971
07/2015            $11,154                             $10,991
08/2015            $11,144                             $10,990
09/2015            $11,211                             $11,047
10/2015            $11,190                             $11,023
11/2015            $11,149                             $10,991
12/2015            $11,130                             $10,975
01/2016            $11,256                             $11,092
02/2016            $11,287                             $11,118
03/2016            $11,316                             $11,145
04/2016            $11,305                             $11,144
05/2016            $11,284                             $11,128
06/2016            $11,396                             $11,233
07/2016            $11,396                             $11,229
08/2016            $11,343                             $11,195
09/2016            $11,368                             $11,214
10/2016            $11,347                             $11,193
11/2016            $11,241                             $11,092
12/2016            $11,240                             $11,094
01/2017            $11,261                             $11,113
02/2017            $11,272                             $11,130
03/2017            $11,291                             $11,136
04/2017            $11,323                             $11,170
05/2017            $11,344                             $11,195
06/2017            $11,324                             $11,178
07/2017            $11,356                             $11,209
08/2017            $11,399                             $11,247
09/2017            $11,356                             $11,210
10/2017            $11,335                             $11,200
11/2017            $11,303                             $11,169
12/2017            $11,298                             $11,168
01/2018            $11,233                             $11,106
02/2018            $11,212                             $11,092
03/2018            $11,244                             $11,127
04/2018            $11,200                             $11,089
05/2018            $11,254                             $11,142
06/2018            $11,254                             $11,142
07/2018            $11,232                             $11,132
08/2018            $11,286                             $11,179
09/2018            $11,256                             $11,148
10/2018            $11,267                             $11,163
11/2018            $11,322                             $11,216
12/2018            $11,429                             $11,339
01/2019            $11,462                             $11,376
02/2019            $11,473                             $11,380
03/2019            $11,538                             $11,476
04/2019            $11,560                             $11,495
05/2019            $11,593                             $11,609
06/2019            $11,608                             $11,684
07/2019            $11,630                             $11,664                  Past performance is not predictive of
08/2019            $11,652                             $11,800                  future performance.
09/2019            $11,667                             $11,772
10/2019            $11,690                             $11,809                  The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
                                                                                would pay on fund distributions or the
           AVERAGE ANNUAL         ONE          FIVE          TEN                redemption of fund shares.
           TOTAL RETURN           YEAR         YEARS        YEARS
           -------------------------------------------------------------        ICE BofAML index data copyright 2019
                                  3.75%        1.21%        1.57%               ICE Data Indices, LLC.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO VS.
BLOOMBERG BARCLAYS U.S. GOVERNMENT BOND INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                                    [CHART]

               DFA Intermediate Government        Bloomberg Barclays U.S.
                 Fixed Income Portfolio           Government Bond Index
               ---------------------------       ------------------------
10/2009                 $10,000                         $10,000
11/2009                 $10,146                         $10,128
12/2009                 $9,902                          $9,898
01/2010                 $10,075                         $10,042
02/2010                 $10,133                         $10,083
03/2010                 $10,070                         $10,008
04/2010                 $10,178                         $10,103
05/2010                 $10,328                         $10,258
06/2010                 $10,520                         $10,433
07/2010                 $10,630                         $10,503
08/2010                 $10,814                         $10,690
09/2010                 $10,843                         $10,695
10/2010                 $10,885                         $10,688
11/2010                 $10,792                         $10,617
12/2010                 $10,587                         $10,445
01/2011                 $10,587                         $10,445
02/2011                 $10,587                         $10,439
03/2011                 $10,589                         $10,436
04/2011                 $10,719                         $10,550
05/2011                 $10,892                         $10,700
06/2011                 $10,845                         $10,668
07/2011                 $11,055                         $10,846
08/2011                 $11,326                         $11,121
09/2011                 $11,428                         $11,292
10/2011                 $11,367                         $11,211
11/2011                 $11,455                         $11,287
12/2011                 $11,585                         $11,387
01/2012                 $11,665                         $11,437
02/2012                 $11,612                         $11,363
03/2012                 $11,532                         $11,259
04/2012                 $11,712                         $11,412
05/2012                 $11,856                         $11,589
06/2012                 $11,830                         $11,556
07/2012                 $11,957                         $11,666
08/2012                 $12,002                         $11,655
09/2012                 $12,009                         $11,624
10/2012                 $11,991                         $11,607
11/2012                 $12,073                         $11,664
12/2012                 $12,014                         $11,617
01/2013                 $11,922                         $11,529
02/2013                 $12,014                         $11,588
03/2013                 $12,016                         $11,599
04/2013                 $12,118                         $11,697
05/2013                 $11,887                         $11,506
06/2013                 $11,622                         $11,381
07/2013                 $11,641                         $11,370
08/2013                 $11,520                         $11,315
09/2013                 $11,674                         $11,394
10/2013                 $11,740                         $11,448
11/2013                 $11,721                         $11,415
12/2013                 $11,592                         $11,315
01/2014                 $11,790                         $11,463
02/2014                 $11,819                         $11,495
03/2014                 $11,788                         $11,464
04/2014                 $11,864                         $11,527
05/2014                 $11,987                         $11,632
06/2014                 $11,971                         $11,617
07/2014                 $11,943                         $11,598
08/2014                 $12,057                         $11,716
09/2014                 $11,977                         $11,655
10/2014                 $12,092                         $11,764
11/2014                 $12,207                         $11,856
12/2014                 $12,192                         $11,872
01/2015                 $12,532                         $12,168
02/2015                 $12,328                         $11,988
03/2015                 $12,439                         $12,062
04/2015                 $12,410                         $12,002
05/2015                 $12,390                         $11,982
06/2015                 $12,291                         $11,881
07/2015                 $12,399                         $11,976
08/2015                 $12,399                         $11,982
09/2015                 $12,534                         $12,084
10/2015                 $12,485                         $12,042
11/2015                 $12,446                         $11,994
12/2015                 $12,407                         $11,973
01/2016                 $12,716                         $12,222
02/2016                 $12,826                         $12,327
03/2016                 $12,868                         $12,347
04/2016                 $12,858                         $12,335
05/2016                 $12,848                         $12,335
06/2016                 $13,149                         $12,599
07/2016                 $13,190                         $12,648
08/2016                 $13,099                         $12,582
09/2016                 $13,109                         $12,567
10/2016                 $12,978                         $12,434
11/2016                 $12,564                         $12,112
12/2016                 $12,550                         $12,099
01/2017                 $12,591                         $12,127
02/2017                 $12,662                         $12,186
03/2017                 $12,671                         $12,181
04/2017                 $12,784                         $12,265
05/2017                 $12,865                         $12,343
06/2017                 $12,817                         $12,324
07/2017                 $12,868                         $12,345
08/2017                 $13,012                         $12,476
09/2017                 $12,868                         $12,371
10/2017                 $12,857                         $12,357
11/2017                 $12,816                         $12,340
12/2017                 $12,828                         $12,377
01/2018                 $12,620                         $12,212
02/2018                 $12,537                         $12,123
03/2018                 $12,645                         $12,235
04/2018                 $12,509                         $12,137
05/2018                 $12,614                         $12,245
06/2018                 $12,630                         $12,247
07/2018                 $12,578                         $12,197
08/2018                 $12,683                         $12,289
09/2018                 $12,575                         $12,177
10/2018                 $12,543                         $12,120
11/2018                 $12,670                         $12,227
12/2018                 $12,946                         $12,487
01/2019                 $13,031                         $12,545
02/2019                 $12,999                         $12,512
03/2019                 $13,274                         $12,749
04/2019                 $13,242                         $12,715
05/2019                 $13,562                         $13,010
06/2019                 $13,702                         $13,130
07/2019                 $13,713                         $13,115              Past performance is not predictive of
08/2019                 $14,131                         $13,556              future performance.
09/2019                 $14,003                         $13,443
10/2019                 $14,024                         $13,452              The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE         TEN                redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS       YEARS
          -----------------------------------------------------------        Bloomberg Barclays data provided by
                                11.81%       3.01%       3.44%               Bloomberg Finance L.P.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO VS.
ICE BOFAML 1-5 YEAR US CORPORATE & GOVERNMENT INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                                      [CHART]

            DFA Short-Term Extended         ICE BofAML 1-5 Year US Corporate
               Quality Portfolio                   & Government Index
            -----------------------        ----------------------------------
10/2009            $10,000                            $10,000
11/2009            $10,121                            $10,099
12/2009            $10,023                            $9,998
01/2010            $10,157                            $10,111
02/2010            $10,200                            $10,147
03/2010            $10,194                            $10,124
04/2010            $10,271                            $10,178
05/2010            $10,277                            $10,218
06/2010            $10,359                            $10,297
07/2010            $10,474                            $10,378
08/2010            $10,556                            $10,434
09/2010            $10,610                            $10,473
10/2010            $10,673                            $10,521
11/2010            $10,609                            $10,475
12/2010            $10,539                            $10,414
01/2011            $10,588                            $10,454
02/2011            $10,588                            $10,445
03/2011            $10,590                            $10,447
04/2011            $10,699                            $10,531
05/2011            $10,768                            $10,604
06/2011            $10,758                            $10,601
07/2011            $10,858                            $10,681
08/2011            $10,876                            $10,727
09/2011            $10,836                            $10,689
10/2011            $10,878                            $10,725
11/2011            $10,805                            $10,708
12/2011            $10,848                            $10,737
01/2012            $10,948                            $10,806
02/2012            $10,985                            $10,807
03/2012            $10,994                            $10,804
04/2012            $11,032                            $10,851
05/2012            $11,039                            $10,860
06/2012            $11,057                            $10,870
07/2012            $11,153                            $10,934
08/2012            $11,183                            $10,956
09/2012            $11,222                            $10,975
10/2012            $11,228                            $10,979
11/2012            $11,244                            $11,002
12/2012            $11,241                            $11,002
01/2013            $11,231                            $10,997
02/2013            $11,268                            $11,028
03/2013            $11,281                            $11,036
04/2013            $11,323                            $11,069
05/2013            $11,267                            $11,013
06/2013            $11,176                            $10,948
07/2013            $11,221                            $10,985
08/2013            $11,183                            $10,958
09/2013            $11,264                            $11,022
10/2013            $11,316                            $11,064
11/2013            $11,340                            $11,083
12/2013            $11,287                            $11,037
01/2014            $11,360                            $11,091
02/2014            $11,389                            $11,116
03/2014            $11,362                            $11,086
04/2014            $11,397                            $11,119
05/2014            $11,453                            $11,172
06/2014            $11,447                            $11,167
07/2014            $11,428                            $11,142
08/2014            $11,462                            $11,182
09/2014            $11,434                            $11,159
10/2014            $11,479                            $11,211
11/2014            $11,525                            $11,246
12/2014            $11,477                            $11,203
01/2015            $11,604                            $11,313
02/2015            $11,565                            $11,271
03/2015            $11,602                            $11,316
04/2015            $11,616                            $11,323
05/2015            $11,617                            $11,334
06/2015            $11,579                            $11,317
07/2015            $11,605                            $11,337
08/2015            $11,588                            $11,330
09/2015            $11,657                            $11,383
10/2015            $11,649                            $11,372
11/2015            $11,647                            $11,346
12/2015            $11,609                            $11,321
01/2016            $11,696                            $11,421
02/2016            $11,698                            $11,444
03/2016            $11,811                            $11,503
04/2016            $11,859                            $11,521
05/2016            $11,844                            $11,509
06/2016            $11,960                            $11,617
07/2016            $11,989                            $11,628
08/2016            $11,962                            $11,605
09/2016            $11,978                            $11,622
10/2016            $11,963                            $11,603
11/2016            $11,838                            $11,496
12/2016            $11,848                            $11,504
01/2017            $11,884                            $11,531
02/2017            $11,922                            $11,560
03/2017            $11,944                            $11,568
04/2017            $11,993                            $11,610
05/2017            $12,034                            $11,644
06/2017            $12,032                            $11,632
07/2017            $12,083                            $11,673
08/2017            $12,115                            $11,713
09/2017            $12,093                            $11,683
10/2017            $12,105                            $11,680
11/2017            $12,074                            $11,647
12/2017            $12,082                            $11,651
01/2018            $12,025                            $11,592
02/2018            $12,003                            $11,568
03/2018            $12,025                            $11,594
04/2018            $12,018                            $11,563
05/2018            $12,059                            $11,616
06/2018            $12,066                            $11,614
07/2018            $12,086                            $11,618
08/2018            $12,138                            $11,669
09/2018            $12,135                            $11,647
10/2018            $12,132                            $11,653
11/2018            $12,156                            $11,694
12/2018            $12,243                            $11,814
01/2019            $12,325                            $11,878
02/2019            $12,359                            $11,897
03/2019            $12,452                            $12,007
04/2019            $12,493                            $12,035
05/2019            $12,557                            $12,145
06/2019            $12,635                            $12,238                    Past performance is not predictive of
07/2019            $12,670                            $12,229                    future performance.
08/2019            $12,728                            $12,368
09/2019            $12,729                            $12,348                    The returns shown do not reflect the
10/2019            $12,752                            $12,393                    deduction of taxes that a shareholder
                                                                                 would pay on fund distributions or the
           AVERAGE ANNUAL         ONE          FIVE          TEN                 redemption of fund shares.
           TOTAL RETURN           YEAR         YEARS        YEARS
           --------------------------------------------------------------        ICE BofAML index data copyright 2019
                                  5.11%        2.13%        2.46%                ICE Data Indices, LLC.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO VS.
BLOOMBERG BARCLAYS U.S. CREDIT BOND INDEX
JULY 20, 2010-OCTOBER 31, 2019

                                [CHART]

           DFA Intermediate-Term          Bloomberg Barclays U.S.
         Extended Quality Portfolio         Credit Bond Index
         --------------------------      ------------------------
07/2010          $10,000                       $10,000
07/2010          $10,020                       $10,093
08/2010          $10,230                       $10,296
09/2010          $10,282                       $10,362
10/2010          $10,315                       $10,376
11/2010          $10,195                       $10,273
12/2010          $9,963                        $10,169
01/2011          $9,983                        $10,191
02/2011          $10,018                       $10,264
03/2011          $10,015                       $10,260
04/2011          $10,184                       $10,434
05/2011          $10,363                       $10,594
06/2011          $10,278                       $10,516
07/2011          $10,583                       $10,769
08/2011          $10,745                       $10,808
09/2011          $10,773                       $10,835
10/2011          $10,825                       $10,993
11/2011          $10,683                       $10,809
12/2011          $10,897                       $11,019
01/2012          $11,085                       $11,248
02/2012          $11,133                       $11,333
03/2012          $11,032                       $11,243
04/2012          $11,228                       $11,394
05/2012          $11,359                       $11,471
06/2012          $11,356                       $11,520
07/2012          $11,607                       $11,832
08/2012          $11,644                       $11,857
09/2012          $11,715                       $11,928
10/2012          $11,819                       $12,061
11/2012          $11,850                       $12,061
12/2012          $11,798                       $12,051
01/2013          $11,658                       $11,946
02/2013          $11,770                       $12,030
03/2013          $11,804                       $12,030
04/2013          $11,989                       $12,247
05/2013          $11,676                       $11,958
06/2013          $11,290                       $11,617
07/2013          $11,362                       $11,700
08/2013          $11,224                       $11,605
09/2013          $11,364                       $11,701
10/2013          $11,509                       $11,870
11/2013          $11,448                       $11,838
12/2013          $11,348                       $11,809
01/2014          $11,657                       $12,007
02/2014          $11,730                       $12,138
03/2014          $11,715                       $12,153
04/2014          $11,855                       $12,297
05/2014          $12,052                       $12,471
06/2014          $12,051                       $12,481
07/2014          $12,035                       $12,476
08/2014          $12,223                       $12,656
09/2014          $12,070                       $12,478
10/2014          $12,189                       $12,611
11/2014          $12,310                       $12,697
12/2014          $12,263                       $12,697
01/2015          $12,720                       $13,057
02/2015          $12,563                       $12,927
03/2015          $12,629                       $12,972
04/2015          $12,579                       $12,896
05/2015          $12,498                       $12,822
06/2015          $12,275                       $12,598
07/2015          $12,373                       $12,677
08/2015          $12,288                       $12,602
09/2015          $12,473                       $12,665
10/2015          $12,513                       $12,725
11/2015          $12,502                       $12,697
12/2015          $12,420                       $12,600
01/2016          $12,547                       $12,666
02/2016          $12,642                       $12,771
03/2016          $12,918                       $13,093
04/2016          $13,054                       $13,253
05/2016          $13,037                       $13,247
06/2016          $13,346                       $13,549
07/2016          $13,500                       $13,727
08/2016          $13,484                       $13,754
09/2016          $13,477                       $13,716
10/2016          $13,340                       $13,599
11/2016          $12,885                       $13,228
12/2016          $12,921                       $13,309
01/2017          $12,971                       $13,354
02/2017          $13,110                       $13,502
03/2017          $13,112                       $13,481
04/2017          $13,278                       $13,616
05/2017          $13,410                       $13,763
06/2017          $13,396                       $13,799
07/2017          $13,515                       $13,900
08/2017          $13,653                       $14,016
09/2017          $13,553                       $13,985
10/2017          $13,614                       $14,032
11/2017          $13,564                       $14,019
12/2017          $13,640                       $14,131
01/2018          $13,422                       $14,000
02/2018          $13,247                       $13,788
03/2018          $13,286                       $13,830
04/2018          $13,141                       $13,704
05/2018          $13,218                       $13,773
06/2018          $13,177                       $13,709
07/2018          $13,254                       $13,807
08/2018          $13,355                       $13,878
09/2018          $13,273                       $13,831
10/2018          $13,133                       $13,637
11/2018          $13,145                       $13,628
12/2018          $13,354                       $13,833
01/2019          $13,615                       $14,132
02/2019          $13,662                       $14,162
03/2019          $14,030                       $14,507
04/2019          $14,095                       $14,578
05/2019          $14,319                       $14,792
06/2019          $14,633                       $15,127               Past performance is not predictive of
07/2019          $14,716                       $15,205               future performance.
08/2019          $15,100                       $15,680
09/2019          $15,013                       $15,578               The returns shown do not reflect the
10/2019          $15,139                       $15,666               deduction of taxes that a shareholder
                                                                     would pay on fund distributions or the
        AVERAGE ANNUAL       ONE       FIVE        SINCE             redemption of fund shares.
        TOTAL RETURN         YEAR      YEARS     INCEPTION
        -------------------------------------------------------      Bloomberg Barclays data provided by
                            15.27%     4.43%       4.57%             Bloomberg Finance L.P.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA TARGETED CREDIT PORTFOLIO VS.
BLOOMBERG BARCLAYS GLOBAL AGGREGATE CREDIT 1-5 YEAR (HEDGED TO USD)
MAY 20, 2015-OCTOBER 31, 2019

                                      [CHART]

                                                Bloomberg Barclays Global
                     DFA Targeted              Aggregate Credit 1-5 Years
                   Credit Portfolio               (hedged to USD)
                  ------------------       -----------------------------------
05/2015                $10,000                       $10,000
05/2015                $10,000                       $10,015
06/2015                $9,941                        $9,980
07/2015                $9,973                        $10,006
08/2015                $9,957                        $9,991
09/2015                $10,022                       $10,003
10/2015                $10,018                       $10,028
11/2015                $10,013                       $10,031
12/2015                $9,969                        $10,008
01/2016                $10,016                       $10,054
02/2016                $10,018                       $10,071
03/2016                $10,149                       $10,157
04/2016                $10,205                       $10,195
05/2016                $10,200                       $10,205
06/2016                $10,320                       $10,278
07/2016                $10,379                       $10,323
08/2016                $10,366                       $10,335
09/2016                $10,380                       $10,350
10/2016                $10,358                       $10,343
11/2016                $10,222                       $10,276
12/2016                $10,238                       $10,298
01/2017                $10,271                       $10,328
02/2017                $10,319                       $10,377
03/2017                $10,331                       $10,383
04/2017                $10,400                       $10,428
05/2017                $10,451                       $10,468
06/2017                $10,443                       $10,460
07/2017                $10,514                       $10,512
08/2017                $10,546                       $10,550
09/2017                $10,535                       $10,542
10/2017                $10,559                       $10,569
11/2017                $10,521                       $10,554
12/2017                $10,521                       $10,564
01/2018                $10,479                       $10,537
02/2018                $10,437                       $10,524
03/2018                $10,437                       $10,538
04/2018                $10,429                       $10,537
05/2018                $10,470                       $10,573
06/2018                $10,471                       $10,579
07/2018                $10,503                       $10,605
08/2018                $10,555                       $10,649
09/2018                $10,547                       $10,648
10/2018                $10,540                       $10,652
11/2018                $10,532                       $10,661
12/2018                $10,600                       $10,738
01/2019                $10,720                       $10,829
02/2019                $10,774                       $10,875
03/2019                $10,895                       $10,981
04/2019                $10,938                       $11,028
05/2019                $10,990                       $11,094
06/2019                $11,085                       $11,194                      Past performance is not predictive of
07/2019                $11,127                       $11,231                      future performance.
08/2019                $11,200                       $11,328
09/2019                $11,193                       $11,322                      The returns shown do not reflect the
10/2019                $11,226                       $11,359                      deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
           AVERAGE ANNUAL                  ONE            SINCE                   redemption of fund shares.
           TOTAL RETURN                    YEAR         INCEPTION
           --------------------------------------------------------------         Bloomberg Barclays data provided by
                                           6.51%          2.63%                   Bloomberg Finance L.P.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO VS.
BLOOMBERG BARCLAYS GLOBAL AGGREGATE BOND INDEX (HEDGED TO USD)
JANUARY 11, 2018-OCTOBER 31, 2019

                             [CHART]

                                          Bloomberg Barclays Global
                 DFA Global Core Plus      Aggregate Bond Index
                Fixed Income Portfolio        (hedged to USD)
                ----------------------    -------------------------
01/2018                $10,000                   $10,000
01/2018                $9,910                    $9,966
02/2018                $9,860                    $9,943
03/2018                $9,895                    $10,026
04/2018                $9,875                    $9,989
05/2018                $9,915                    $10,026
06/2018                $9,924                    $10,045
07/2018                $9,944                    $10,047
08/2018                $10,004                   $10,078
09/2018                $9,954                    $10,040
10/2018                $9,944                    $10,020
11/2018                $9,924                    $10,069
12/2018                $9,992                    $10,215
01/2019                $10,194                   $10,323
02/2019                $10,257                   $10,335
03/2019                $10,501                   $10,520
04/2019                $10,555                   $10,527
05/2019                $10,639                   $10,678
06/2019                $10,863                   $10,828               Past performance is not predictive of
07/2019                $11,033                   $10,913               future performance.
08/2019                $11,224                   $11,160
09/2019                $11,160                   $11,109               The returns shown do not reflect the
10/2019                $11,170                   $11,090               deduction of taxes that a shareholder
                                                                       would pay on fund distributions or the
         AVERAGE ANNUAL               ONE          SINCE               redemption of fund shares.
         TOTAL RETURN                 YEAR       INCEPTION
         -------------------------------------------------------       Bloomberg Barclays data provided by
                                     12.33%        6.33%               Bloomberg Finance L.P.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INVESTMENT GRADE PORTFOLIO VS.
BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX
MARCH 7, 2011-OCTOBER 31, 2019

                                    [CHART]

                  DFA Investment Grade             Bloomberg Barclays U.S.
                        Portfolio                   Aggregate Bond Index
               ---------------------------        -------------------------
03/2011                $10,000                           $10,000
03/2011                $10,040                           $10,026
04/2011                $10,180                           $10,153
05/2011                $10,330                           $10,285
06/2011                $10,273                           $10,255
07/2011                $10,505                           $10,418
08/2011                $10,686                           $10,570
09/2011                $10,725                           $10,647
10/2011                $10,735                           $10,658
11/2011                $10,694                           $10,649
12/2011                $10,831                           $10,766
01/2012                $10,953                           $10,861
02/2012                $10,963                           $10,858
03/2012                $10,899                           $10,799
04/2012                $11,042                           $10,919
05/2012                $11,145                           $11,017
06/2012                $11,140                           $11,022
07/2012                $11,295                           $11,174
08/2012                $11,336                           $11,181
09/2012                $11,371                           $11,196
10/2012                $11,402                           $11,218
11/2012                $11,443                           $11,236
12/2012                $11,406                           $11,220
01/2013                $11,322                           $11,142
02/2013                $11,396                           $11,197
03/2013                $11,418                           $11,206
04/2013                $11,533                           $11,320
05/2013                $11,313                           $11,118
06/2013                $11,045                           $10,946
07/2013                $11,098                           $10,961
08/2013                $10,982                           $10,905
09/2013                $11,116                           $11,008
10/2013                $11,222                           $11,097
11/2013                $11,180                           $11,055
12/2013                $11,078                           $10,993
01/2014                $11,314                           $11,155
02/2014                $11,367                           $11,215
03/2014                $11,349                           $11,196
04/2014                $11,446                           $11,290
05/2014                $11,596                           $11,419
06/2014                $11,583                           $11,424
07/2014                $11,561                           $11,396
08/2014                $11,702                           $11,522
09/2014                $11,595                           $11,443
10/2014                $11,704                           $11,556
11/2014                $11,801                           $11,638
12/2014                $11,768                           $11,649
01/2015                $12,119                           $11,893
02/2015                $11,976                           $11,781
03/2015                $12,053                           $11,836
04/2015                $12,020                           $11,793
05/2015                $11,987                           $11,765
06/2015                $11,847                           $11,637
07/2015                $11,936                           $11,718
08/2015                $11,891                           $11,701
09/2015                $12,028                           $11,780
10/2015                $12,028                           $11,782
11/2015                $12,017                           $11,751
12/2015                $11,957                           $11,713
01/2016                $12,125                           $11,874
02/2016                $12,204                           $11,958
03/2016                $12,358                           $12,068
04/2016                $12,415                           $12,114
05/2016                $12,392                           $12,117
06/2016                $12,645                           $12,335
07/2016                $12,713                           $12,413
08/2016                $12,668                           $12,399
09/2016                $12,686                           $12,392
10/2016                $12,583                           $12,297
11/2016                $12,253                           $12,006
12/2016                $12,265                           $12,023
01/2017                $12,299                           $12,047
02/2017                $12,391                           $12,127
03/2017                $12,398                           $12,121
04/2017                $12,513                           $12,215
05/2017                $12,606                           $12,309
06/2017                $12,583                           $12,296
07/2017                $12,664                           $12,349
08/2017                $12,780                           $12,460
09/2017                $12,680                           $12,401
10/2017                $12,692                           $12,408
11/2017                $12,645                           $12,392
12/2017                $12,678                           $12,449
01/2018                $12,514                           $12,305
02/2018                $12,409                           $12,189
03/2018                $12,462                           $12,267
04/2018                $12,356                           $12,176
05/2018                $12,438                           $12,263
06/2018                $12,427                           $12,247
07/2018                $12,439                           $12,250
08/2018                $12,534                           $12,329
09/2018                $12,450                           $12,250
10/2018                $12,390                           $12,153
11/2018                $12,450                           $12,226
12/2018                $12,647                           $12,450
01/2019                $12,816                           $12,582
02/2019                $12,840                           $12,575
03/2019                $13,120                           $12,817
04/2019                $13,156                           $12,820
05/2019                $13,398                           $13,047
06/2019                $13,586                           $13,211               Past performance is not predictive of
07/2019                $13,635                           $13,240               future performance.
08/2019                $13,976                           $13,583
09/2019                $13,902                           $13,511               The returns shown do not reflect the
10/2019                $13,951                           $13,552               deduction of taxes that a shareholder
                                                                               would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE          SINCE               redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS       INCEPTION
          --------------------------------------------------------------       Bloomberg Barclays data provided by
                                12.60%       3.58%         3.92%               Bloomberg Finance L.P.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA DIVERSIFIED FIXED INCOME PORTFOLIO VS.
BLOOMBERG BARCLAYS U.S. INTERMEDIATE GOVERNMENT BOND INDEX
AUGUST 10, 2016-OCTOBER 31, 2019

                                    [CHART]

              DFA Diversified Fixed       Bloomberg Barclays U.S. Intermediate
                 Income Portfolio               Government Bond Index
             -----------------------      ------------------------------------
08-2016             $10,000                            $10,000
08-2016             $9,980                             $9,968
09-2016             $9,996                             $9,985
10-2016             $9,936                             $9,937
11-2016             $9,755                             $9,770
12-2016             $9,755                             $9,767
01-2017             $9,785                             $9,787
02-2017             $9,825                             $9,815
03-2017             $9,829                             $9,820
04-2017             $9,880                             $9,871
05-2017             $9,920                             $9,910
06-2017             $9,895                             $9,884
07-2017             $9,925                             $9,916
08-2017             $9,996                             $9,976
09-2017             $9,910                             $9,918
10-2017             $9,930                             $9,906
11-2017             $9,910                             $9,876
12-2017             $9,919                             $9,878
01-2018             $9,826                             $9,784
02-2018             $9,785                             $9,755
03-2018             $9,843                             $9,806
04-2018             $9,792                             $9,751
05-2018             $9,853                             $9,813
06-2018             $9,861                             $9,812
07-2018             $9,841                             $9,793
08-2018             $9,903                             $9,851
09-2018             $9,857                             $9,801
10-2018             $9,826                             $9,805
11-2018             $9,899                             $9,872
12-2018             $10,025                            $10,019
01-2019             $10,088                            $10,062
02-2019             $10,077                            $10,055
03-2019             $10,223                            $10,177
04-2019             $10,223                            $10,182
05-2019             $10,370                            $10,331
06-2019             $10,448                            $10,416                    Past performance is not predictive of
07-2019             $10,458                            $10,398                    future performance.
08-2019             $10,648                            $10,585
09-2019             $10,588                            $10,539                    The returns shown do not reflect the
10-2019             $10,609                            $10,569                    deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
           AVERAGE ANNUAL                  ONE            SINCE                   redemption of fund shares.
           TOTAL RETURN                    YEAR         INCEPTION
           --------------------------------------------------------------         Bloomberg Barclays data provided by
                                           7.97%          1.85%                   Bloomberg Finance L.P.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA LTIP PORTFOLIO VS.
FTSE U.S. INFLATION-LINKED SECURITIES INDEX, 20+ YEARS
MARCH 7, 2012-OCTOBER 31, 2019

                                  [CHART]


                 DFA LTIP Portfolio -           FTSE US Inflation-Linked
                 Institutional Class           Securities Index, 20+ Years
                ---------------------        -----------------------------
03/2012               $10,000                          $10,000
03/2012               $9,770                           $9,821
04/2012               $10,310                          $10,266
05/2012               $10,890                          $10,921
06/2012               $10,751                          $10,847
07/2012               $11,403                          $11,424
08/2012               $11,152                          $11,175
09/2012               $11,092                          $11,148
10/2012               $11,423                          $11,432
11/2012               $11,464                          $11,528
12/2012               $11,239                          $11,314
01/2013               $10,847                          $10,952
02/2013               $10,817                          $10,947
03/2013               $10,666                          $10,809
04/2013               $11,159                          $11,318
05/2013               $9,842                           $10,024
06/2013               $9,044                           $9,391
07/2013               $9,014                           $9,290
08/2013               $8,659                           $9,022
09/2013               $8,881                           $9,195
10/2013               $8,963                           $9,258
11/2013               $8,545                           $8,887
12/2013               $8,309                           $8,696
01/2014               $8,963                           $9,275
02/2014               $8,983                           $9,321
03/2014               $9,075                           $9,416
04/2014               $9,423                           $9,747
05/2014               $9,893                           $10,169
06/2014               $9,981                           $10,258
07/2014               $10,097                          $10,411
08/2014               $10,432                          $10,698
09/2014               $9,762                           $10,063
10/2014               $10,059                          $10,362
11/2014               $10,281                          $10,486
12/2014               $10,356                          $10,637
01/2015               $10,727                          $11,406
02/2015               $10,282                          $11,024
03/2015               $10,176                          $10,893
04/2015               $10,123                          $10,835
05/2015               $9,700                           $10,453
06/2015               $9,318                           $10,049
07/2015               $9,562                           $10,241
08/2015               $9,318                           $10,045
09/2015               $9,058                           $9,719
10/2015               $9,250                           $9,907
11/2015               $9,271                           $9,917
12/2015               $9,047                           $9,745
01/2016               $9,346                           $9,990
02/2016               $9,623                           $10,295
03/2016               $10,028                          $10,694
04/2016               $10,071                          $10,753
05/2016               $9,911                           $10,618
06/2016               $10,499                          $11,143
07/2016               $10,918                          $11,584
08/2016               $10,929                          $11,607
09/2016               $10,920                          $11,496
10/2016               $10,628                          $11,277
11/2016               $10,086                          $10,824
12/2016               $9,986                           $10,665
01/2017               $10,118                          $10,803
02/2017               $10,260                          $10,975
03/2017               $10,176                          $10,892
04/2017               $10,275                          $11,033
05/2017               $10,264                          $11,027
06/2017               $10,112                          $10,848
07/2017               $10,123                          $10,848
08/2017               $10,444                          $11,173
09/2017               $10,293                          $11,054
10/2017               $10,360                          $11,110
11/2017               $10,527                          $11,290
12/2017               $10,944                          $11,673
01/2018               $10,764                          $11,529
02/2018               $10,301                          $11,059
03/2018               $10,538                          $11,317
04/2018               $10,549                          $11,380
05/2018               $10,549                          $11,371
06/2018               $10,758                          $11,504
07/2018               $10,644                          $11,407
08/2018               $10,724                          $11,515
09/2018               $10,389                          $11,158
10/2018               $9,766                           $10,563
11/2018               $9,893                           $10,692
12/2018               $10,031                          $10,838
01/2019               $10,334                          $11,118
02/2019               $10,206                          $11,048
03/2019               $10,787                          $11,574
04/2019               $10,729                          $11,545
05/2019               $11,334                          $12,105
06/2019               $11,288                          $12,127                Past performance is not predictive of
07/2019               $11,429                          $12,320                future performance.
08/2019               $12,571                          $13,352
09/2019               $12,113                          $12,816                The returns shown do not reflect the
10/2019               $11,983                          $12,824                deduction of taxes that a shareholder
                                                                              would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE         SINCE               redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS      INCEPTION
          -------------------------------------------------------------       FTSE fixed income indices (C) 2019 FTSE
                                22.69%       3.56%        2.39%               Fixed Income LLC. All rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INFLATION-PROTECTED SECURITIES PORTFOLIO VS.
BLOOMBERG BARCLAYS U.S. TIPS INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                                    [CHART]

                        DFA Inflation-Protected            Bloomberg Barclays
                          Securities Portfolio               U.S. TIPS Index
                       -------------------------          --------------------
10-2009                        $10,000                          $10,000
11-2009                        $10,274                          $10,278
12-2009                        $10,057                          $10,053
01-2010                        $10,214                          $10,215
02-2010                        $10,122                          $10,096
03-2010                        $10,108                          $10,110
04-2010                        $10,376                          $10,349
05-2010                        $10,367                          $10,349
06-2010                        $10,536                          $10,496
07-2010                        $10,545                          $10,511
08-2010                        $10,732                          $10,692
09-2010                        $10,847                          $10,757
10-2010                        $11,129                          $11,042
11-2010                        $10,950                          $10,855
12-2010                        $10,742                          $10,687
01-2011                        $10,799                          $10,708
02-2011                        $10,866                          $10,800
03-2011                        $10,965                          $10,910
04-2011                        $11,242                          $11,184
05-2011                        $11,318                          $11,218
06-2011                        $11,418                          $11,308
07-2011                        $11,895                          $11,751
08-2011                        $12,012                          $11,847
09-2011                        $11,966                          $11,819
10-2011                        $12,173                          $12,039
11-2011                        $12,291                          $12,132
12-2011                        $12,304                          $12,136
01-2012                        $12,586                          $12,415
02-2012                        $12,546                          $12,374
03-2012                        $12,415                          $12,241
04-2012                        $12,696                          $12,489
05-2012                        $12,898                          $12,698
06-2012                        $12,825                          $12,627
07-2012                        $13,048                          $12,866
08-2012                        $13,048                          $12,829
09-2012                        $13,140                          $12,895
10-2012                        $13,232                          $13,006
11-2012                        $13,313                          $13,068
12-2012                        $13,221                          $12,983
01-2013                        $13,128                          $12,896
02-2013                        $13,149                          $12,900
03-2013                        $13,190                          $12,936
04-2013                        $13,293                          $13,039
05-2013                        $12,704                          $12,471
06-2013                        $12,142                          $12,024
07-2013                        $12,277                          $12,112
08-2013                        $12,048                          $11,935
09-2013                        $12,297                          $12,108
10-2013                        $12,360                          $12,175
11-2013                        $12,224                          $12,043
12-2013                        $11,995                          $11,866
01-2014                        $12,278                          $12,100
02-2014                        $12,320                          $12,155
03-2014                        $12,225                          $12,097
04-2014                        $12,403                          $12,260
05-2014                        $12,676                          $12,520
06-2014                        $12,712                          $12,558
07-2014                        $12,701                          $12,561
08-2014                        $12,764                          $12,616
09-2014                        $12,424                          $12,301
10-2014                        $12,530                          $12,406
11-2014                        $12,584                          $12,438
12-2014                        $12,399                          $12,298
01-2015                        $12,848                          $12,685
02-2015                        $12,666                          $12,532
03-2015                        $12,623                          $12,473
04-2015                        $12,720                          $12,565
05-2015                        $12,602                          $12,462
06-2015                        $12,484                          $12,340
07-2015                        $12,549                          $12,366
08-2015                        $12,431                          $12,271
09-2015                        $12,386                          $12,199
10-2015                        $12,408                          $12,230
11-2015                        $12,386                          $12,218
12-2015                        $12,247                          $12,121
01-2016                        $12,484                          $12,301
02-2016                        $12,635                          $12,438
03-2016                        $12,861                          $12,661
04-2016                        $12,893                          $12,705
05-2016                        $12,786                          $12,615
06-2016                        $13,083                          $12,877
07-2016                        $13,159                          $12,989
08-2016                        $13,083                          $12,931
09-2016                        $13,212                          $13,002
10-2016                        $13,147                          $12,950
11-2016                        $12,832                          $12,701
12-2016                        $12,819                          $12,689
01-2017                        $12,962                          $12,795
02-2017                        $13,017                          $12,856
03-2017                        $13,011                          $12,849
04-2017                        $13,110                          $12,925
05-2017                        $13,110                          $12,919
06-2017                        $12,967                          $12,797
07-2017                        $13,067                          $12,854
08-2017                        $13,211                          $12,990
09-2017                        $13,079                          $12,907
10-2017                        $13,112                          $12,935
11-2017                        $13,112                          $12,952
12-2017                        $13,240                          $13,070
01-2018                        $13,082                          $12,958
02-2018                        $12,958                          $12,832
03-2018                        $13,093                          $12,967
04-2018                        $13,059                          $12,960
05-2018                        $13,116                          $13,015
06-2018                        $13,192                          $13,067
07-2018                        $13,112                          $13,004
08-2018                        $13,215                          $13,098
09-2018                        $13,072                          $12,960
10-2018                        $12,911                          $12,774
11-2018                        $12,992                          $12,835
12-2018                        $13,068                          $12,905
01-2019                        $13,287                          $13,079
02-2019                        $13,264                          $13,077
03-2019                        $13,541                          $13,318
04-2019                        $13,587                          $13,362
05-2019                        $13,806                          $13,583
06-2019                        $13,959                          $13,699           Past performance is not predictive of
07-2019                        $13,994                          $13,748           future performance.
08-2019                        $14,273                          $14,075
09-2019                        $14,094                          $13,883           The returns shown do not reflect the
10-2019                        $14,094                          $13,919           deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
           AVERAGE ANNUAL         ONE          FIVE          TEN                  redemption of fund shares.
           TOTAL RETURN           YEAR         YEARS        YEARS
           --------------------------------------------------------------         Bloomberg Barclays data provided by
                                  9.16%        2.38%        3.49%                 Bloomberg Finance L.P.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA SHORT DURATION REAL RETURN PORTFOLIO VS.
BLOOMBERG BARCLAYS U.S. TIPS 1-5 YEARS INDEX
NOVEMBER 5, 2013-OCTOBER 31, 2019

                                    [CHART]

                   DFA Short Duration Real      Bloomberg Barclays U.S. TIPS
                     Return Portfolio                1-5 Years Index
                  -------------------------    ------------------------------
11-2013                    $10,000                         $10,000
11-2013                    $9,990                          $10,020
12-2013                    $9,930                          $9,969
01-2014                    $9,980                          $10,009
02-2014                    $10,040                         $10,037
03-2014                    $10,020                         $9,989
04-2014                    $10,060                         $10,050
05-2014                    $10,170                         $10,135
06-2014                    $10,221                         $10,171
07-2014                    $10,160                         $10,136
08-2014                    $10,140                         $10,121
09-2014                    $10,030                         $10,015
10-2014                    $10,020                         $10,019
11-2014                    $9,990                          $10,004
12-2014                    $9,836                          $9,856
01-2015                    $9,957                          $9,968
02-2015                    $9,967                          $9,938
03-2015                    $9,906                          $9,901
04-2015                    $9,987                          $9,978
05-2015                    $9,967                          $9,971
06-2015                    $9,927                          $9,963
07-2015                    $9,896                          $9,930
08-2015                    $9,856                          $9,902
09-2015                    $9,856                          $9,892
10-2015                    $9,896                          $9,890
11-2015                    $9,896                          $9,870
12-2015                    $9,881                          $9,842
01-2016                    $9,891                          $9,912
02-2016                    $9,891                          $9,938
03-2016                    $10,055                         $10,054
04-2016                    $10,086                         $10,058
05-2016                    $10,065                         $10,038
06-2016                    $10,157                         $10,149
07-2016                    $10,167                         $10,140
08-2016                    $10,157                         $10,104
09-2016                    $10,229                         $10,177
10-2016                    $10,260                         $10,182
11-2016                    $10,188                         $10,118
12-2016                    $10,240                         $10,151
01-2017                    $10,302                         $10,205
02-2017                    $10,333                         $10,214
03-2017                    $10,343                         $10,230
04-2017                    $10,333                         $10,231
05-2017                    $10,323                         $10,222
06-2017                    $10,292                         $10,171
07-2017                    $10,333                         $10,203
08-2017                    $10,354                         $10,234
09-2017                    $10,375                         $10,219
10-2017                    $10,406                         $10,236
11-2017                    $10,395                         $10,212
12-2017                    $10,415                         $10,232
01-2018                    $10,394                         $10,193
02-2018                    $10,394                         $10,184
03-2018                    $10,415                         $10,244
04-2018                    $10,426                         $10,237
05-2018                    $10,457                         $10,276
06-2018                    $10,478                         $10,292
07-2018                    $10,489                         $10,271
08-2018                    $10,542                         $10,326
09-2018                    $10,542                         $10,294
10-2018                    $10,478                         $10,247
11-2018                    $10,447                         $10,251
12-2018                    $10,427                         $10,273
01-2019                    $10,557                         $10,351
02-2019                    $10,589                         $10,367
03-2019                    $10,687                         $10,454
04-2019                    $10,741                         $10,504
05-2019                    $10,752                         $10,566
06-2019                    $10,828                         $10,643               Past performance is not predictive of
07-2019                    $10,871                         $10,644               future performance.
08-2019                    $10,871                         $10,707
09-2019                    $10,882                         $10,672               The returns shown do not reflect the
10-2019                    $10,915                         $10,703               deduction of taxes that a shareholder
                                                                                 would pay on fund distributions or the
           AVERAGE ANNUAL        ONE         FIVE          SINCE                 redemption of fund shares.
           TOTAL RETURN          YEAR        YEARS       INCEPTION
           --------------------------------------------------------------        Bloomberg Barclays data provided by
                                 4.16%       1.73%         1.47%                 Bloomberg Finance L.P.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA MUNICIPAL REAL RETURN PORTFOLIO VS.
S&P INTERMEDIATE TERM NATIONAL AMT-FREE MUNICIPAL BOND INDEX
NOVEMBER 4, 2014-OCTOBER 31, 2019

                             [CHART]

                                           S&P Intermediate Term
               DFA Municipal Real       National AMT-Free Municipal
                Return Portfolio                Bond Index
              --------------------      ---------------------------
 11/4/2014          $10,000                      $10,000
11/30/2014            9,910                       10,026
12/31/2014            9,760                       10,066
 1/31/2015            9,950                       10,212
 2/28/2015            9,894                       10,121
 3/31/2015            9,786                       10,137
 4/30/2015            9,832                       10,102
 5/31/2015            9,760                       10,066
 6/30/2015            9,798                       10,063
 7/31/2015            9,756                       10,130
 8/31/2015            9,753                       10,144
 9/30/2015            9,711                       10,211
10/31/2015            9,802                       10,247
11/30/2015            9,838                       10,279
12/31/2015            9,866                       10,344
 1/31/2016            9,911                       10,459
 2/29/2016            9,917                       10,466
 3/31/2016            9,990                       10,487
 4/30/2016           10,050                       10,551
 5/31/2016            9,977                       10,556
 6/30/2016           10,057                       10,691
 7/31/2016           10,068                       10,695
 8/31/2016           10,087                       10,711
 9/30/2016           10,135                       10,670
10/31/2016           10,136                       10,592
11/30/2016            9,890                       10,260
12/31/2016           10,021                       10,358
 1/31/2017           10,126                       10,408
 2/28/2017           10,155                       10,466
 3/31/2017           10,180                       10,487
 4/30/2017           10,211                       10,560
 5/31/2017           10,253                       10,691
 6/30/2017           10,182                       10,655
 7/31/2017           10,255                       10,729
 8/31/2017           10,279                       10,810
 9/30/2017           10,257                       10,768
10/31/2017           10,280                       10,776
11/30/2017           10,185                       10,703
12/31/2017           10,278                       10,786
 1/31/2018           10,231                       10,696
 2/28/2018           10,209                       10,657
 3/31/2018           10,215                       10,682
 4/30/2018           10,217                       10,648
 5/31/2018           10,283                       10,752
 6/30/2018           10,316                       10,765
 7/31/2018           10,361                       10,801
 8/31/2018           10,364                       10,813
 9/30/2018           10,312                       10,759
10/31/2018           10,192                       10,706
11/30/2018           10,243                       10,815
12/31/2018           10,226                       10,931
 1/31/2019           10,392                       11,019
 2/28/2019           10,457                       11,070
 3/31/2019           10,522                       11,201
 4/30/2019           10,572                       11,231
 5/31/2019           10,597                       11,381               Past performance is not predictive of
 6/30/2019           10,642                       11,424               future performance.
 7/31/2019           10,764                       11,514
 8/31/2019           10,723                       11,649               The returns shown do not reflect the
 9/30/2019           10,628                       11,563               deduction of taxes that a shareholder
10/31/2019           10,656                       11,583               would pay on fund distributions or the
                                                                       redemption of fund shares.
          AVERAGE ANNUAL              ONE          SINCE
          TOTAL RETURN                YEAR       INCEPTION             Copyright 2019 S&P Dow Jones Indices
          ------------------------------------------------------       LLC, a division of S&P Global. All rights
                                      4.56%        1.28%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO VS.
S&P INTERMEDIATE TERM CALIFORNIA AMT-FREE MUNICIPAL BOND INDEX
NOVEMBER 1, 2017-OCTOBER 31, 2019

                             [CHART]

                                                 S&P Intermediate Term
                 DFA California Municipal    California AMT-Free Municipal
                  Real Return Portfolio              Bond Index
                -------------------------    ------------------------------
 11/1/2017               $10,000                      $10,000
11/30/2017                 9,885                        9,934
12/31/2017                 9,980                        9,999
 1/31/2018                 9,950                        9,934
 2/28/2018                 9,927                        9,904
 3/31/2018                 9,939                        9,928
 4/30/2018                 9,938                        9,900
 5/31/2018                10,020                       10,007
 6/30/2018                10,052                       10,014
 7/31/2018                10,092                       10,042
 8/31/2018                10,092                       10,059
 9/30/2018                10,041                       10,005
10/31/2018                 9,914                        9,947
11/30/2018                 9,962                       10,041
12/31/2018                 9,934                       10,138
 1/31/2019                10,070                       10,207
 2/28/2019                10,120                       10,245
 3/31/2019                10,162                       10,354
 4/30/2019                10,207                       10,380
 5/31/2019                10,240                       10,517                  Past performance is not predictive of
 6/30/2019                10,272                       10,557                  future performance.
 7/31/2019                10,387                       10,642
 8/31/2019                10,341                       10,754                  The returns shown do not reflect the
 9/30/2019                10,258                       10,677                  deduction of taxes that a shareholder
10/31/2019                10,284                       10,699                  would pay on fund distributions or the
                                                                               redemption of fund shares.
           AVERAGE ANNUAL                  ONE           SINCE
           TOTAL RETURN                    YEAR        INCEPTION               Copyright 2019 S&P Dow Jones Indices
           ------------------------------------------------------------        LLC, a division of S&P Global. All rights
                                           3.73%         1.41%                 reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA MUNICIPAL BOND PORTFOLIO VS.
S&P INTERMEDIATE TERM NATIONAL AMT-FREE MUNICIPAL BOND INDEX
MARCH 10, 2015-OCTOBER 31, 2019

                             [CHART]

                                         S&P Intermediate Term
                  DFA Municipal       National AMT-Free Municipal
                 Bond Portfolio              Bond Index
                ----------------      ---------------------------
  3/10/2015          $10,000                  $10,000
  3/31/2015           10,060                   10,072
  4/30/2015           10,024                   10,037
  5/31/2015            9,984                   10,001
  6/30/2015            9,994                    9,997
  7/31/2015           10,052                   10,065
  8/31/2015           10,062                   10,078
  9/30/2015           10,132                   10,145
 10/31/2015           10,183                   10,181
 11/30/2015           10,180                   10,213
 12/31/2015           10,211                   10,277
  1/31/2016           10,358                   10,392
  2/29/2016           10,385                   10,398
  3/31/2016           10,348                   10,419
  4/30/2016           10,398                   10,482
  5/31/2016           10,377                   10,488
  6/30/2016           10,457                   10,622
  7/31/2016           10,477                   10,626
  8/31/2016           10,475                   10,642
  9/30/2016           10,440                   10,601
 10/31/2016           10,409                   10,523
 11/30/2016           10,184                   10,193
 12/31/2016           10,242                   10,291
  1/31/2017           10,306                   10,340
  2/28/2017           10,364                   10,399
  3/31/2017           10,357                   10,419
  4/30/2017           10,417                   10,491
  5/31/2017           10,489                   10,622
  6/30/2017           10,458                   10,586
  7/31/2017           10,510                   10,660
  8/31/2017           10,552                   10,740
  9/30/2017           10,498                   10,698
 10/31/2017           10,488                   10,706
 11/30/2017           10,393                   10,634
 12/31/2017           10,433                   10,716
  1/31/2018           10,395                   10,627
  2/28/2018           10,382                   10,588
  3/31/2018           10,376                   10,613
  4/30/2018           10,346                   10,579
  5/31/2018           10,410                   10,683
  6/30/2018           10,432                   10,695
  7/31/2018           10,466                   10,731
  8/31/2018           10,468                   10,743
  9/30/2018           10,417                   10,689
 10/31/2018           10,400                   10,636
 11/30/2018           10,472                   10,745
 12/31/2018           10,558                   10,860
  1/31/2019           10,639                   10,948
  2/28/2019           10,671                   10,998
  3/31/2019           10,726                   11,129
  4/30/2019           10,732                   11,158
  5/31/2019           10,819                   11,308                Past performance is not predictive of
  6/30/2019           10,863                   11,350                future performance.
  7/31/2019           10,931                   11,440
  8/31/2019           10,986                   11,573                The returns shown do not reflect the
  9/30/2019           10,912                   11,488                deduction of taxes that a shareholder
 10/31/2019           10,950                   11,508                would pay on fund distributions or the
                                                                     redemption of fund shares.
         AVERAGE ANNUAL              ONE          SINCE
         TOTAL RETURN                YEAR       INCEPTION            Copyright 2019 S&P Dow Jones Indices
         ------------------------------------------------------      LLC, a division of S&P Global. All rights
                                     5.28%        1.97%              reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO VS.
ICE BOFAML 1-3 YEAR US MUNICIPAL SECURITIES INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                                    [CHART]

                                                   ICE BofAML 1-3 Year
             DFA Short-Term Municipal                 US Municipal
                  Bond Portfolio                   Securities Index
            --------------------------           -----------------------
10/31/2009            10,000                             10,000
11/30/2009            10,094                             10,050
12/31/2009            10,098                             10,057
 1/31/2010            10,127                             10,084
 2/28/2010            10,157                             10,110
 3/31/2010            10,100                             10,082
 4/30/2010            10,127                             10,114
 5/31/2010            10,171                             10,148
 6/30/2010            10,196                             10,172
 7/31/2010            10,270                             10,215
 8/31/2010            10,315                             10,236
 9/30/2010            10,278                             10,225
10/31/2010            10,273                             10,231
11/30/2010            10,247                             10,204
12/31/2010            10,209                             10,187
 1/31/2011            10,209                             10,207
 2/28/2011            10,231                             10,231
 3/31/2011            10,266                             10,255
 4/30/2011            10,309                             10,283
 5/31/2011            10,353                             10,324
 6/30/2011            10,366                             10,346
 7/31/2011            10,401                             10,374
 8/31/2011            10,455                             10,400
 9/30/2011            10,428                             10,395
10/31/2011            10,401                             10,385
11/30/2011            10,412                             10,399
12/31/2011            10,451                             10,428
 1/31/2012            10,482                             10,454
 2/29/2012            10,502                             10,479
 3/31/2012            10,475                             10,473
 4/30/2012            10,497                             10,485
 5/31/2012            10,499                             10,492
 6/30/2012            10,511                             10,499
 7/31/2012            10,525                             10,515
 8/31/2012            10,535                             10,523
 9/30/2012            10,537                             10,533
10/31/2012            10,537                             10,534
11/30/2012            10,537                             10,543
12/31/2012            10,528                             10,536
 1/31/2013            10,538                             10,557
 2/28/2013            10,545                             10,578
 3/31/2013            10,546                             10,583
 4/30/2013            10,554                             10,589
 5/31/2013            10,552                             10,588
 6/30/2013            10,530                             10,564
 7/31/2013            10,538                             10,587
 8/31/2013            10,535                             10,592
 9/30/2013            10,552                             10,613
10/31/2013            10,581                             10,635
11/30/2013            10,578                             10,645
12/31/2013            10,576                             10,649
 1/31/2014            10,607                             10,670
 2/28/2014            10,631                             10,692
 3/31/2014            10,588                             10,675
 4/30/2014            10,605                             10,691
 5/31/2014            10,634                             10,706
 6/30/2014            10,632                             10,711
 7/31/2014            10,639                             10,717
 8/31/2014            10,678                             10,726
 9/30/2014            10,665                             10,724
10/31/2014            10,673                             10,730
11/30/2014            10,681                             10,736
12/31/2014            10,636                             10,725
 1/31/2015            10,730                             10,758
 2/28/2015            10,683                             10,759
 3/31/2015            10,683                             10,753
 4/30/2015            10,679                             10,754
 5/31/2015            10,656                             10,746
 6/30/2015            10,684                             10,754
 7/31/2015            10,714                             10,779
 8/31/2015            10,721                             10,794
 9/30/2015            10,750                             10,815
10/31/2015            10,780                             10,830
11/30/2015            10,761                             10,808
12/31/2015            10,758                             10,806
 1/31/2016            10,835                             10,856
 2/29/2016            10,861                             10,882
 3/31/2016            10,820                             10,861
 4/30/2016            10,848                             10,881
 5/31/2016            10,835                             10,874
 6/30/2016            10,885                             10,912
 7/31/2016            10,915                             10,934
 8/31/2016            10,902                             10,927
 9/30/2016            10,866                             10,893
10/31/2016            10,854                             10,894
11/30/2016            10,745                             10,826
12/31/2016            10,763                             10,842
 1/31/2017            10,826                             10,891
 2/28/2017            10,865                             10,936
 3/31/2017            10,856                             10,930
 4/30/2017            10,885                             10,955
 5/31/2017            10,926                             10,981
 6/30/2017            10,903                             10,966
 7/31/2017            10,932                             10,999
 8/31/2017            10,953                             11,030
 9/30/2017            10,938                             11,013
10/31/2017            10,926                             11,003
11/30/2017            10,880                             10,934
12/31/2017            10,887                             10,949
 1/31/2018            10,899                             10,975
 2/28/2018            10,917                             10,988
 3/31/2018            10,909                             10,981
 4/30/2018            10,896                             10,962
 5/31/2018            10,928                             11,005
 6/30/2018            10,947                             11,046
 7/31/2018            10,969                             11,074
 8/31/2018            10,968                             11,075
 9/30/2018            10,955                             11,044
10/31/2018            10,957                             11,043
11/30/2018            10,986                             11,091
12/31/2018            11,019                             11,141
 1/31/2019            11,044                             11,186
 2/28/2019            11,065                             11,216
 3/31/2019            11,087                             11,255
 4/30/2019            11,091                             11,259
 5/31/2019            11,114                             11,313
 6/30/2019            11,136                             11,352
 7/31/2019            11,160                             11,400             Past performance is not predictive of
 8/31/2019            11,169                             11,419             future performance.
 9/30/2019            11,167                             11,389
10/31/2019            11,179                             11,422             The returns shown do not reflect the
                                                                            deduction of taxes that a shareholder
                                                                            would pay on fund distributions or the
          AVERAGE ANNUAL        ONE         FIVE         TEN                redemption of fund shares.
          TOTAL RETURN          YEAR        YEARS       YEARS
          ----------------------------------------------------------        ICE BofAML index data copyright 2019
                                2.03%       0.93%       1.12%               ICE Data Indices, LLC.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO VS.
S&P INTERMEDIATE TERM NATIONAL AMT-FREE MUNICIPAL BOND INDEX
MARCH 1, 2012-OCTOBER 31, 2019

                                    [CHART]

            DFA Intermediate-Term Municipal     S&P Intermediate Term National
                   Bond Portfolio               AMT-Free Municipal Bond Index
            -------------------------------    --------------------------------
3/1/2012                   $10,000                       $10,000
3/31/2012                   $9,860                        $9,930
4/30/2012                   $9,957                       $10,029
5/31/2012                  $10,012                       $10,093
6/30/2012                   $9,974                       $10,082
7/31/2012                  $10,066                       $10,209
8/31/2012                  $10,055                       $10,219
9/30/2012                  $10,106                       $10,278
10/31/2012                 $10,113                       $10,288
11/30/2012                 $10,225                       $10,425
12/31/2012                 $10,114                       $10,292
1/31/2013                  $10,124                       $10,338
2/28/2013                  $10,160                       $10,378
3/31/2013                  $10,128                       $10,329
4/30/2013                  $10,227                       $10,420
5/31/2013                  $10,053                       $10,300
6/30/2013                   $9,828                       $10,061
7/31/2013                   $9,828                       $10,026
8/31/2013                   $9,704                        $9,911
9/30/2013                   $9,928                       $10,084
10/31/2013                 $10,022                       $10,163
11/30/2013                  $9,954                       $10,143
12/31/2013                  $9,907                       $10,116
1/31/2014                  $10,070                       $10,278
2/28/2014                  $10,177                       $10,379
3/31/2014                  $10,101                       $10,359
4/30/2014                  $10,228                       $10,467
5/31/2014                  $10,325                       $10,560
6/30/2014                  $10,299                       $10,552
7/31/2014                  $10,324                       $10,574
8/31/2014                  $10,430                       $10,676
9/30/2014                  $10,392                       $10,672
10/31/2014                 $10,457                       $10,718
11/30/2014                 $10,459                       $10,724
12/31/2014                 $10,450                       $10,767
1/31/2015                  $10,658                       $10,923
2/28/2015                  $10,526                       $10,825
3/31/2015                  $10,540                       $10,843
4/30/2015                  $10,510                       $10,805
5/31/2015                  $10,471                       $10,767
6/30/2015                  $10,472                       $10,763
7/31/2015                  $10,536                       $10,835
8/31/2015                  $10,559                       $10,850
9/30/2015                  $10,634                       $10,921
10/31/2015                 $10,679                       $10,960
11/30/2015                 $10,678                       $10,994
12/31/2015                 $10,722                       $11,063
1/31/2016                  $10,858                       $11,187
2/29/2016                  $10,887                       $11,194
3/31/2016                  $10,850                       $11,217
4/30/2016                  $10,913                       $11,285
5/31/2016                  $10,882                       $11,291
6/30/2016                  $10,989                       $11,435
7/31/2016                  $11,012                       $11,439
8/31/2016                  $11,002                       $11,456
9/30/2016                  $10,958                       $11,412
10/31/2016                 $10,917                       $11,328
11/30/2016                 $10,652                       $10,973
12/31/2016                 $10,706                       $11,078
1/31/2017                  $10,782                       $11,132
2/28/2017                  $10,846                       $11,194
3/31/2017                  $10,851                       $11,217
4/30/2017                  $10,915                       $11,294
5/31/2017                  $11,014                       $11,435
6/30/2017                  $10,962                       $11,396
7/31/2017                  $11,028                       $11,476
8/31/2017                  $11,074                       $11,562
9/30/2017                  $11,008                       $11,517
10/31/2017                 $11,000                       $11,525
11/30/2017                 $10,891                       $11,448
12/31/2017                 $10,935                       $11,536
1/31/2018                  $10,886                       $11,440
2/28/2018                  $10,863                       $11,398
3/31/2018                  $10,870                       $11,426
4/30/2018                  $10,828                       $11,389
5/31/2018                  $10,909                       $11,500
6/30/2018                  $10,932                       $11,514
7/31/2018                  $10,958                       $11,552
8/31/2018                  $10,961                       $11,565
9/30/2018                  $10,908                       $11,507
10/31/2018                 $10,881                       $11,450
11/30/2018                 $10,978                       $11,567
12/31/2018                 $11,081                       $11,691
1/31/2019                  $11,166                       $11,785
2/28/2019                  $11,211                       $11,840
3/31/2019                  $11,291                       $11,980
4/30/2019                  $11,299                       $12,012
5/31/2019                  $11,402                       $12,173
6/30/2019                  $11,449                       $12,219
7/31/2019                  $11,531                       $12,315                   Past performance is not predictive of
8/31/2019                  $11,600                       $12,459                   future performance.
9/30/2019                  $11,523                       $12,368
10/31/2019                 $11,552                       $12,388                   The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
                                                                                   redemption of fund shares.
           AVERAGE ANNUAL         ONE          FIVE          SINCE
           TOTAL RETURN           YEAR         YEARS       INCEPTION               Copyright 2019 S&P Dow Jones Indices
           ----------------------------------------------------------------        LLC, a division of S&P Global. All rights
                                  6.17%        2.01%         1.90%                 reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO VS.
ICE BOFAML 1-3 YEAR CALIFORNIA INCLUDING PUERTO RICO MUNICIPAL SECURITIES INDEX OCTOBER 31, 2009-OCTOBER 31, 2019

                                    [CHART]

               DFA California Short-Term              ICE BofAML 1-3 Year
               Municipal Bond Portfolio        California including Puerto Rico
                                                  Municipal Securities Index
              --------------------------       --------------------------------
10/31/2009         $10,000                         $10,000
11/30/2009         $10,104                         $10,058
12/31/2009         $10,099                         $10,066
1/31/2010          $10,129                         $10,089
2/28/2010          $10,161                         $10,115
3/31/2010          $10,106                         $10,094
4/30/2010          $10,153                         $10,130
5/31/2010          $10,188                         $10,166
6/30/2010          $10,213                         $10,191
7/31/2010          $10,298                         $10,245
8/31/2010          $10,343                         $10,275
9/30/2010          $10,318                         $10,269
10/31/2010         $10,314                         $10,269
11/30/2010         $10,259                         $10,228
12/31/2010         $10,220                         $10,198
1/31/2011          $10,230                         $10,222
2/28/2011          $10,253                         $10,257
3/31/2011          $10,290                         $10,286
4/30/2011          $10,325                         $10,309
5/31/2011          $10,380                         $10,351
6/30/2011          $10,394                         $10,382
7/31/2011          $10,429                         $10,415
8/31/2011          $10,477                         $10,441
9/30/2011          $10,461                         $10,437
10/31/2011         $10,425                         $10,425
11/30/2011         $10,444                         $10,440
12/31/2011         $10,494                         $10,468
1/31/2012          $10,524                         $10,492
2/29/2012          $10,546                         $10,517
3/31/2012          $10,529                         $10,511
4/30/2012          $10,542                         $10,520
5/31/2012          $10,555                         $10,527
6/30/2012          $10,558                         $10,539
7/31/2012          $10,581                         $10,556
8/31/2012          $10,591                         $10,562
9/30/2012          $10,592                         $10,567
10/31/2012         $10,592                         $10,570
11/30/2012         $10,602                         $10,581
12/31/2012         $10,592                         $10,564
1/31/2013          $10,603                         $10,591
2/28/2013          $10,609                         $10,611
3/31/2013          $10,619                         $10,612
4/30/2013          $10,628                         $10,618
5/31/2013          $10,617                         $10,614
6/30/2013          $10,584                         $10,590
7/31/2013          $10,603                         $10,621
8/31/2013          $10,589                         $10,613
9/30/2013          $10,628                         $10,620
10/31/2013         $10,667                         $10,639
11/30/2013         $10,664                         $10,648
12/31/2013         $10,662                         $10,648
1/31/2014          $10,693                         $10,665
2/28/2014          $10,717                         $10,687
3/31/2014          $10,674                         $10,672
4/30/2014          $10,702                         $10,690
5/31/2014          $10,731                         $10,712
6/30/2014          $10,727                         $10,720
7/31/2014          $10,734                         $10,721
8/31/2014          $10,772                         $10,730
9/30/2014          $10,758                         $10,734
10/31/2014         $10,776                         $10,736
11/30/2014         $10,772                         $10,742
12/31/2014         $10,747                         $10,735
1/31/2015          $10,830                         $10,766
2/28/2015          $10,791                         $10,771
3/31/2015          $10,790                         $10,766
4/30/2015          $10,775                         $10,770
5/31/2015          $10,750                         $10,763
6/30/2015          $10,777                         $10,761
7/31/2015          $10,806                         $10,790
8/31/2015          $10,812                         $10,805
9/30/2015          $10,851                         $10,830
10/31/2015         $10,869                         $10,843
11/30/2015         $10,860                         $10,817
12/31/2015         $10,856                         $10,815
1/31/2016          $10,931                         $10,867
2/29/2016          $10,957                         $10,891
3/31/2016          $10,926                         $10,871
4/30/2016          $10,953                         $10,886
5/31/2016          $10,929                         $10,880
6/30/2016          $10,979                         $10,917
7/31/2016          $11,008                         $10,936
8/31/2016          $10,994                         $10,933
9/30/2016          $10,968                         $10,894
10/31/2016         $10,955                         $10,895
11/30/2016         $10,846                         $10,824
12/31/2016         $10,864                         $10,839
1/31/2017          $10,915                         $10,891
2/28/2017          $10,953                         $10,934
3/31/2017          $10,943                         $10,926
4/30/2017          $10,982                         $10,950
5/31/2017          $11,022                         $10,975
6/30/2017          $10,998                         $10,960
7/31/2017          $11,037                         $10,990
8/31/2017          $11,058                         $11,017
9/30/2017          $11,032                         $11,000
10/31/2017         $11,030                         $10,990
11/30/2017         $10,973                         $10,914
12/31/2017         $10,980                         $10,927
1/31/2018          $11,001                         $10,960
2/28/2018          $11,007                         $10,972
3/31/2018          $10,997                         $10,963
4/30/2018          $10,984                         $10,946
5/31/2018          $11,026                         $10,998
6/30/2018          $11,056                         $11,033
7/31/2018          $11,067                         $11,057
8/31/2018          $11,076                         $11,061
9/30/2018          $11,053                         $11,024
10/31/2018         $11,054                         $11,020
11/30/2018         $11,083                         $11,068
12/31/2018         $11,116                         $11,113
1/31/2019          $11,142                         $11,148
2/28/2019          $11,152                         $11,172
3/31/2019          $11,175                         $11,207
4/30/2019          $11,178                         $11,210
5/31/2019          $11,212                         $11,263
6/30/2019          $11,223                         $11,295
7/31/2019          $11,256                         $11,340                         Past performance is not predictive of
8/31/2019          $11,265                         $11,354                         future performance.
9/30/2019          $11,251                         $11,325
10/31/2019         $11,263                         $11,356                         The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
            AVERAGE ANNUAL         ONE          FIVE          TEN                  redemption of fund shares.
            TOTAL RETURN           YEAR         YEARS        YEARS
            --------------------------------------------------------------         ICE BofAML index data copyright 2019
                                   1.88%        0.89%        1.20%                 ICE Data Indices, LLC.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO VS.
S&P INTERMEDIATE TERM CALIFORNIA AMT-FREE MUNICIPAL BOND INDEX
NOVEMBER 29, 2011-OCTOBER 31, 2019

                                    [CHART]

            DFA California Intermediate-Term   S&P Intermediate Term California
                Municipal Bond Portfolio         AMT-Free Municipal Bond Index
            --------------------------------   --------------------------------
11/29/2011               $10,000                          $10,000
11/30/2011               $10,000                          $10,005
12/31/2011               $10,155                          $10,197
1/31/2012                $10,255                          $10,401
2/29/2012                $10,226                          $10,408
3/31/2012                $10,114                          $10,321
4/30/2012                $10,216                          $10,424
5/31/2012                $10,268                          $10,495
6/30/2012                $10,262                          $10,480
7/31/2012                $10,373                          $10,610
8/31/2012                $10,366                          $10,628
9/30/2012                $10,419                          $10,703
10/31/2012               $10,421                          $10,718
11/30/2012               $10,556                          $10,873
12/31/2012               $10,441                          $10,744
1/31/2013                $10,471                          $10,798
2/28/2013                $10,491                          $10,839
3/31/2013                $10,462                          $10,790
4/30/2013                $10,546                          $10,881
5/31/2013                $10,425                          $10,759
6/30/2013                $10,213                          $10,504
7/31/2013                $10,236                          $10,470
8/31/2013                $10,145                          $10,387
9/30/2013                $10,343                          $10,607
10/31/2013               $10,430                          $10,699
11/30/2013               $10,381                          $10,681
12/31/2013               $10,365                          $10,662
1/31/2014                $10,530                          $10,859
2/28/2014                $10,618                          $10,984
3/31/2014                $10,531                          $10,970
4/30/2014                $10,681                          $11,094
5/31/2014                $10,780                          $11,207
6/30/2014                $10,776                          $11,203
7/31/2014                $10,802                          $11,233
8/31/2014                $10,922                          $11,349
9/30/2014                $10,875                          $11,352
10/31/2014               $10,932                          $11,398
11/30/2014               $10,947                          $11,402
12/31/2014               $10,930                          $11,453
1/31/2015                $11,149                          $11,624
2/28/2015                $11,031                          $11,521
3/31/2015                $11,047                          $11,542
4/30/2015                $11,019                          $11,499
5/31/2015                $10,970                          $11,473
6/30/2015                $10,984                          $11,468
7/31/2015                $11,051                          $11,547
8/31/2015                $11,065                          $11,574
9/30/2015                $11,154                          $11,654
10/31/2015               $11,200                          $11,690
11/30/2015               $11,190                          $11,725
12/31/2015               $11,235                          $11,798
1/31/2016                $11,365                          $11,923
2/29/2016                $11,396                          $11,935
3/31/2016                $11,359                          $11,965
4/30/2016                $11,424                          $12,034
5/31/2016                $11,395                          $12,038
6/30/2016                $11,504                          $12,189
7/31/2016                $11,528                          $12,186
8/31/2016                $11,520                          $12,205
9/30/2016                $11,476                          $12,149
10/31/2016               $11,435                          $12,057
11/30/2016               $11,145                          $11,667
12/31/2016               $11,201                          $11,781
1/31/2017                $11,290                          $11,842
2/28/2017                $11,355                          $11,910
3/31/2017                $11,360                          $11,933
4/30/2017                $11,426                          $12,009
5/31/2017                $11,526                          $12,152
6/30/2017                $11,485                          $12,119
7/31/2017                $11,563                          $12,195
8/31/2017                $11,599                          $12,271
9/30/2017                $11,543                          $12,222
10/31/2017               $11,546                          $12,236
11/30/2017               $11,414                          $12,152
12/31/2017               $11,458                          $12,232
1/31/2018                $11,441                          $12,153
2/28/2018                $11,418                          $12,116
3/31/2018                $11,414                          $12,145
4/30/2018                $11,371                          $12,111
5/31/2018                $11,474                          $12,242
6/30/2018                $11,487                          $12,251
7/31/2018                $11,525                          $12,285
8/31/2018                $11,538                          $12,306
9/30/2018                $11,474                          $12,239
10/31/2018               $11,435                          $12,168
11/30/2018               $11,522                          $12,283
12/31/2018               $11,614                          $12,403
1/31/2019                $11,688                          $12,486
2/28/2019                $11,722                          $12,533
3/31/2019                $11,791                          $12,666
4/30/2019                $11,786                          $12,698
5/31/2019                $11,912                          $12,866                  Past performance is not predictive of
6/30/2019                $11,948                          $12,915                  future performance.
7/31/2019                $12,031                          $13,019
8/31/2019                $12,090                          $13,156                  The returns shown do not reflect the
9/30/2019                $12,011                          $13,061                  deduction of taxes that a shareholder
10/31/2019               $12,040                          $13,089                  would pay on fund distributions or the
                                                                                   redemption of fund shares.
           AVERAGE ANNUAL         ONE          FIVE          SINCE
           TOTAL RETURN           YEAR         YEARS       INCEPTION               Copyright 2019 S&P Dow Jones Indices
           ----------------------------------------------------------------        LLC, a division of S&P Global. All rights
                                  5.30%        1.95%         2.37%                 reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA NY MUNICIPAL BOND PORTFOLIO VS.
S&P INTERMEDIATE TERM NEW YORK AMT-FREE MUNICIPAL BOND INDEX
JUNE 16, 2015-OCTOBER 31, 2019

                             [CHART]

                                        S&P Intermediate Term
              DFA NY Municipal       New York AMT-Free Municipal
               Bond Portfolio               Bond Index
             ------------------      ---------------------------
6/16/2015         $10,000                   $10,000
6/30/2015         $10,000                   $10,015
7/31/2015         $10,052                   $10,090
8/31/2015         $10,072                   $10,112
9/30/2015         $10,143                   $10,177
10/31/2015        $10,175                   $10,216
11/30/2015        $10,184                   $10,251
12/31/2015        $10,212                   $10,321
1/31/2016         $10,340                   $10,442
2/29/2016         $10,358                   $10,450
3/31/2016         $10,330                   $10,469
4/30/2016         $10,389                   $10,539
5/31/2016         $10,368                   $10,543
6/30/2016         $10,447                   $10,687
7/31/2016         $10,466                   $10,685
8/31/2016         $10,454                   $10,697
9/30/2016         $10,429                   $10,657
10/31/2016        $10,408                   $10,568
11/30/2016        $10,253                   $10,226
12/31/2016        $10,281                   $10,333
1/31/2017         $10,331                   $10,389
2/28/2017         $10,379                   $10,444
3/31/2017         $10,381                   $10,465
4/30/2017         $10,430                   $10,545
5/31/2017         $10,501                   $10,682
6/30/2017         $10,469                   $10,643
7/31/2017         $10,520                   $10,715
8/31/2017         $10,551                   $10,781
9/30/2017         $10,506                   $10,736
10/31/2017        $10,506                   $10,735
11/30/2017        $10,431                   $10,648
12/31/2017        $10,460                   $10,738
1/31/2018         $10,451                   $10,643
2/28/2018         $10,448                   $10,599
3/31/2018         $10,441                   $10,619
4/30/2018         $10,420                   $10,581
5/31/2018         $10,462                   $10,681
6/30/2018         $10,493                   $10,694
7/31/2018         $10,515                   $10,723
8/31/2018         $10,504                   $10,730
9/30/2018         $10,483                   $10,669
10/31/2018        $10,485                   $10,617
11/30/2018        $10,523                   $10,725
12/31/2018        $10,566                   $10,841
1/31/2019         $10,612                   $10,934
2/28/2019         $10,633                   $10,989
3/31/2019         $10,665                   $11,122
4/30/2019         $10,668                   $11,154
5/31/2019         $10,722                   $11,303                 Past performance is not predictive of
6/30/2019         $10,743                   $11,339                 future performance.
7/31/2019         $10,788                   $11,429
8/31/2019         $10,798                   $11,554                 The returns shown do not reflect the
9/30/2019         $10,765                   $11,461                 deduction of taxes that a shareholder
10/31/2019        $10,791                   $11,475                 would pay on fund distributions or the
                                                                    redemption of fund shares.
         AVERAGE ANNUAL              ONE          SINCE
         TOTAL RETURN                YEAR       INCEPTION           Copyright 2019 S&P Dow Jones Indices
         -----------------------------------------------------      LLC, a division of S&P Global. All rights
                                     2.92%        1.75%             reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA MN MUNICIPAL BOND PORTFOLIO VS.
S&P INTERMEDIATE TERM NATIONAL AMT-FREE MUNICIPAL BOND INDEX
JULY 25, 2017-OCTOBER 31, 2019

                                    [CHART]

                    DFA MN Municipal        S&P Intermediate Term National
                     Bond Portfolio         AMT-Free Municipal Bond Index
                   ------------------      --------------------------------
 7/25/2017              $10,000                       $10,000
 7/31/2017                9,990                        10,000
 8/31/2017               10,030                        10,076
 9/30/2017                9,963                        10,036
10/31/2017                9,972                        10,044
11/30/2017                9,878                         9,976
12/31/2017                9,914                        10,053
 1/31/2018                9,865                         9,969
 2/28/2018                9,851                         9,933
 3/31/2018                9,843                         9,957
 4/30/2018                9,810                         9,925
 5/31/2018                9,871                        10,022
 6/30/2018                9,889                        10,034
 7/31/2018                9,920                        10,067
 8/31/2018                9,918                        10,078
 9/30/2018                9,876                        10,028
10/31/2018                9,856                         9,978
11/30/2018                9,924                        10,080
12/31/2018                9,994                        10,188
 1/31/2019               10,047                        10,270
 2/28/2019               10,086                        10,317
 3/31/2019               10,125                        10,440
 4/30/2019               10,127                        10,468
 5/31/2019               10,198                        10,608                  Past performance is not predictive of
 6/30/2019               10,227                        10,648                  future performance.
 7/31/2019               10,279                        10,732
 8/31/2019               10,308                        10,857                  The returns shown do not reflect the
 9/30/2019               10,274                        10,778                  deduction of taxes that a shareholder
10/31/2019               10,297                        10,796                  would pay on fund distributions or the
                                                                               redemption of fund shares.
           AVERAGE ANNUAL                  ONE           SINCE
           TOTAL RETURN                    YEAR        INCEPTION               Copyright 2019 S&P Dow Jones Indices
           ------------------------------------------------------------        LLC, a division of S&P Global. All rights
                                           4.47%         1.30%                 reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA OREGON MUNICIPAL BOND PORTFOLIO VS.
S&P INTERMEDIATE TERM NATIONAL AMT-FREE MUNICIPAL BOND INDEX
SEPTEMBER 10, 2019-OCTOBER 31, 2019

                                     [CHART]

                    DFA Oregon Municipal     S&P Intermediate Term National     Past performance is not predictive of
                      Bond Portfolio         AMT-Free Municipal Bond Index      future performance.
                   ----------------------   --------------------------------
  9/10/2019                $10,000                      $10,000                 The returns shown do not reflect the
  9/30/2019                 10,000                        9,974                 deduction of taxes that a shareholder
 10/31/2019                 10,005                        9,991                 would pay on fund distributions or the
                                                                                redemption of fund shares.
             AVERAGE ANNUAL                             SINCE
             TOTAL RETURN                             INCEPTION                 Copyright 2019 S&P Dow Jones Indices
             ----------------------------------------------------------         LLC, a division of S&P Global. All rights
                                                        0.05%                   reserved.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

FIXED INCOME MARKET REVIEW                  12 MONTHS ENDED OCTOBER 31, 2019

   Bond yields decreased in the U.S. during the 12 months ended October 31, 2019. Long-term yields decreased more than short-term yields did. As a result, long-term bonds generally outperformed short-term bonds for the period. Bond yields also generally decreased in Germany, Italy, Japan, Spain, and the U.K., resulting in outperformance of longer-term bonds in these markets as well.

   Long-term bonds generally outperformed short-term bonds in global developed fixed income markets for the 12-month period ended October 31, 2019. For example, the FTSE World Government Bond Index 1-3 Years (hedged to USD) returned 4.10%, while the FTSE World Government Bond Index 20+ Years (hedged to
USD) returned 24.96%. Within the U.S., the Bloomberg Barclays U.S. Treasury Bond Index 1-3 Years returned 4.62%, while the Bloomberg Barclays U.S. Treasury Bond Index 20+ Years returned 28.19%.

                                         OCTOBER 31, 2018 OCTOBER 31, 2019 CHANGE
                                         ---------------- ---------------- ------
One-Month Treasury Bill (yield).........       2.20%            1.59%      -0.61%
Ten-Year U.S. Treasury Notes (yield)....       3.15%            1.69%      -1.46%

Source: Bloomberg

   Many of Dimensional's fixed income strategies use a variable maturity approach that identifies a maturity range with higher expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer higher expected returns. When the yield curve is upwardly sloped, portfolio maturities may be lengthened to seek the higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields. During the period under review, the short-term Portfolios employing a variable maturity approach generally reduced their durations, reflecting the relatively flat to inverted short-term segments of eligible yield curves. The intermediate-term Portfolios employing a variable maturity approach generally continued to maintain a duration near the longer end of their eligible range, reflecting the upward slope of the term structure from the intermediate to longer end of eligible yield curves.

   Some of Dimensional's fixed income strategies use a variable credit approach that varies exposure to lower-quality securities. When credit spreads are narrow, higher-quality securities are emphasized. When credit spreads are wide, additional credit exposure may be taken in order to position a Portfolio to seek higher expected returns by capturing high expected credit premiums. Credit spreads remained narrow during the 12 months ended October 31, 2019. Many of the portfolios employing a variable credit approach held less than their maximum allowable weight in credit.

DFA ONE-YEAR FIXED INCOME PORTFOLIO

   The DFA One-Year Fixed Income Portfolio is designed to achieve a stable real return in excess of the rate of inflation by generally investing in high-quality fixed income securities and maintaining a weighted average portfolio maturity of one year or less. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies. Maturity targets are shifted based on Dimensional's expectations for term premiums. The weighted average maturity of the Portfolio decreased to 55 days as of October 31, 2019, from 333 days as of October 31, 2018.

   For the 12 months ended October 31, 2019, total returns were 2.90% for the Portfolio, 2.71% for the ICE BofAML U.S. 6-Month Treasury Bill Index, and 3.28% for the ICE BofAML 1-Year U.S. Treasury Note Index, the Portfolio's benchmarks. The U.S. Treasury yield curve was inverted along the Portfolio's eligible maturity range, producing lower yields at the longer end of the eligible maturity range and reducing expected capital appreciation opportunities during the period. As a result, the Portfolio's weighted average maturity was shortened during the period. Interest rates decreased across the eligible maturity range and realized term premiums were positive for the period. As such, the Portfolio's exposure to securities with maturities greater than one year contributed positively to performance relative to the ICE BofAML U.S. 6-Month Treasury Bill Index. Conversely, the Portfolio's shorter weighted average maturity detracted from performance relative to the ICE BofAML 1-Year U.S. Treasury Note Index.

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

   The DFA Two-Year Global Fixed Income Portfolio is designed to maximize risk-adjusted total returns consistent with the preservation of capital by investing in U.S. and foreign government securities, high-quality corporate securities, and global fixed income instruments maturing in three years or less (under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities that mature within two years). The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The investment strategy uses a variable maturity approach and shifts maturities and country allocations based on changes in the eligible yield curves. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies for each eligible country. Maturity targets and country allocations are shifted based on Dimensional's expectations for term premiums. The weighted average maturity of the Portfolio decreased to 208 days as of October 31, 2019, from 1.50 years as of October 31, 2018.

   For the 12 months ended October 31, 2019, total returns were 3.42% for the Portfolio and 3.49% for the FTSE World Government Bond Index, 1-2 Years, Currency-Hedged in USD terms, the Portfolio's benchmark. During the period, yield curves in global developed markets generally flattened, indicating smaller expected term premiums. As a result, the Portfolio's weighted average maturity was decreased. Realized term premiums, however, were generally positive in global developed markets for the period. As such, the Portfolio's allocation to securities with maturities shorter than one year detracted from performance relative to the benchmark. Conversely, the Portfolio's lack of exposure to Japanese yen-denominated securities contributed positively to relative performance.

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

   The DFA Selectively Hedged Global Fixed Income Portfolio is designed to maximize total returns by investing in U.S. and foreign government securities, investment grade corporate securities, and global fixed income instruments. The Portfolio primarily invests in securities that mature within five years and maintains a weighted average portfolio maturity and duration of three years or less. The Portfolio hedges foreign currency exposure on a selective basis to capture higher interest rates that may be offered in foreign yield curves. The investment strategy uses both variable maturity and variable credit approaches and shifts maturities and country allocations based on changes in the eligible yield curves for each country. Using current yield curves, the strategy identifies the countries and maturity ranges offering favorable expected returns. Maturity targets and country allocations are shifted as expected return premiums change. The Portfolio may emphasize investment grade obligations rated in the lower half of the investment grade spectrum or may deemphasize these securities when Dimensional believes the expected credit premium for holding such bonds is relatively low. The weighted average maturity of the Portfolio decreased to 1.72 years as of October 31, 2019, from 2.80 years as of October 31, 2018.

   For the 12 months ended October 31, 2019, total returns were 5.29% for the Portfolio and 3.10% for the FTSE World Government Bond Index 1-3 Years (unhedged) in USD terms, the Portfolio's benchmark. During the period, yield curves in global developed markets generally flattened, indicating smaller expected term premiums. As a result, the Portfolio's weighted average maturity was decreased. Realized term premiums, however, were generally positive in global developed markets for the period. Credit spreads remained relatively unchanged during the period and realized credit premiums were also generally positive. The U.S. dollar generally appreciated relative to foreign currencies during the period. As a result, the Portfolio's exposure to U.S. dollar-denominated securities and lack of exposure to unhedged euro-denominated securities contributed positively to performance relative to the benchmark. The Portfolio's allocation to corporate securities also contributed positively to performance relative to the benchmark.

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

   The DFA Five-Year Global Fixed Income Portfolio is designed to provide a market rate of return by investing in U.S. and foreign government securities, high-quality corporate fixed income securities, and currency-hedged global fixed income instruments maturing in five years or less. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The investment strategy uses a variable maturity approach and shifts maturities and country allocations based on changes in the eligible yield curves. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies for each eligible country. Maturity targets and country allocations are shifted based on Dimensional's expectations for term premiums. The weighted average maturity of the Portfolio decreased to 2.03 years as of October 31, 2019, from 3.83 years as of October 31, 2018.

   For the 12 months ended October 31, 2019, total returns were 4.88% for the Portfolio and 5.19% for the FTSE World Government Bond Index, 1-5 Years, Currency-Hedged in USD terms, the Portfolio's benchmark. During the period, yield curves in global developed markets generally flattened, indicating smaller expected term premiums. As a result, the Portfolio's weighted average maturity was decreased. Realized term premiums, however, were generally positive in global developed markets for the period. The Portfolio's underweight to U.S. dollar-denominated securities in the four- to five-year maturity range detracted from performance relative to the benchmark. Additionally, the Portfolio's lack of exposure to certain lower-quality government securities in countries such as Italy, which are included in the benchmark, also detracted from relative performance. Conversely, the Portfolio's underweight to Japanese yen-denominated securities and overweight to Canadian dollar-denominated securities contributed positively to performance relative to the benchmark.

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

   The DFA World ex U.S. Government Fixed Income Portfolio is designed to maximize total returns by investing in high-quality debt securities issued primarily by non-U.S. government issuers and supranational organizations and their agencies. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The Portfolio primarily invests in securities that mature within 15 years and generally maintains a weighted average duration of no more than a quarter of a year greater than, and no less than one year below, the weighted average duration of the Portfolio's benchmark. The weighted average duration of the Portfolio increased to 9.76 years as of October 31, 2019, from
8.71 years as of October 31, 2018.

   For the 12 months ended October 31, 2019, total returns were 11.92% for the Portfolio and 11.42% for the FTSE Non-USD World Government Bond Index, Currency-Hedged in USD terms, the Portfolio's benchmark. The Portfolio's underweight to securities denominated in Japanese yen and overweight to intermediate-term securities denominated in the British pound, Canadian dollar, euro, and Swedish krona contributed positively to performance relative to the benchmark.

DFA SHORT-TERM GOVERNMENT PORTFOLIO

   The DFA Short-Term Government Portfolio is designed to maximize risk-adjusted total returns by investing in U.S. government and U.S. government agency securities maturing in five years or less. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies. Maturity targets are shifted based on Dimensional's expectations for term premiums. The weighted average maturity of the Portfolio decreased to 11 days as of October 31, 2019, from 2.67 years as of October 31, 2018.

   For the 12 months ended October 31, 2019, total returns were 3.75% for the Portfolio and 5.79% for the ICE BofAML 1-5 Year U.S. Treasury and Agency Index, the Portfolio's benchmark. The U.S. Treasury yield curve was inverted along the Portfolio's eligible maturity range, producing lower yields at the longer end of the eligible maturity range and reducing expected capital appreciation opportunities during the period. As a result, the Portfolio's weighted average maturity was shortened during the period. Interest rates decreased across the eligible maturity range and realized term premiums were positive for the period. As a result, the Portfolio's underweight to securities in the two- to five-year maturity range and exposure to securities with maturities shorter than one year detracted from performance relative to the benchmark.

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

   The DFA Intermediate Government Fixed Income Portfolio is designed to provide current income consistent with the preservation of capital from investing generally in U.S. Treasury and government agency issues with maturities of between five and 15 years. The weighted average duration of the Portfolio increased to 6.44 years as of October 31, 2019, from 6.00 years as of October 31, 2018.

   For the 12 months ended October 31, 2019, total returns were 11.81% for the Portfolio and 10.99% for the Bloomberg Barclays U.S. Government Bond Index, the Portfolio's benchmark. Interest rates generally decreased during the period and realized term premiums were positive. The Portfolio's emphasis on the intermediate segment of the yield curve contributed positively to performance relative to the benchmark, as the intermediate segment outperformed the combination of the long and short ends of the yield curve.

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

   The DFA Short-Term Extended Quality Portfolio is designed to maximize total returns by investing in U.S. and foreign corporate debt securities with an investment grade credit rating. The Portfolio uses both variable maturity and variable credit approaches and generally emphasizes investment grade obligations rated in the lower half of the investment grade spectrum except when Dimensional believes the expected credit premium is relatively low. The Portfolio primarily invests in securities that mature within five years and maintains a weighted average portfolio maturity and duration of three years or less. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The weighted average maturity of the Portfolio decreased to 1.32 years as of October 31, 2019, from 2.62 years as of October 31, 2018.

   For the 12 months ended October 31, 2019, total returns were 5.11% for the Portfolio and 6.35% for the ICE BofAML 1-5 Year U.S. Corporate & Government Index, the Portfolio's benchmark. During the period, yield curves in global developed markets generally flattened, indicating smaller expected term premiums. As a result, the Portfolio's weighted average maturity was decreased. Realized term premiums, however, were generally positive in global developed markets for the period. Credit spreads were little changed during the period and realized credit premiums were also generally positive. The Portfolio's underweight to securities in the four- to five-year maturity range and overweight to securities with maturities shorter than one year detracted from performance relative to the benchmark.

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

   The DFA Intermediate-Term Extended Quality Portfolio is designed to maximize total returns by investing in U.S. and foreign corporate debt securities with an investment grade credit rating. The Portfolio uses a variable credit approach and generally emphasizes investment grade obligations rated in the lower half of the investment grade spectrum, except when Dimensional believes the expected credit premium is relatively low. The Portfolio primarily invests in securities that mature within 15 years and generally maintains a weighted average duration of no more than a quarter of a year greater than, and no less than one year below, the weighted average duration of the Portfolio's benchmark. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The weighted average duration of the Portfolio was relatively unchanged at 6.79 years as of October 31, 2019, compared to 6.71 years as of October 31, 2018.

   For the 12 months ended October 31, 2019, total returns were 15.27% for the Portfolio and 14.88% for the Bloomberg Barclays U.S. Credit Bond Index, the Portfolio's benchmark. Although the U.S. yield curve flattened during the period, it was still upwardly sloped in the intermediate and longer end, indicating positive expected term premiums for intermediate-term strategies. Realized term premiums were positive during the period. Credit spreads were little changed during the period and realized credit premiums were also positive. The Portfolio's underweight to securities in the one- to five-year maturity range and overweight to securities in the intermediate segment of the yield curve contributed positively to performance relative to the benchmark. The Portfolio's underweight to government-related securities also contributed positively to relative performance.

DFA TARGETED CREDIT PORTFOLIO

   The DFA Targeted Credit Portfolio seeks to maximize total returns by investing in U.S. and foreign corporate debt securities rated in the lower half of the investment grade spectrum as well as BB-rated securities that mature within five years. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The investment strategy uses both variable maturity and variable credit approaches and shifts maturities and country allocations based on changes in the eligible yield curves. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies for each eligible country. Maturity targets and country allocations are shifted based on Dimensional's expectations for term premiums. While the Portfolio targets debt securities rated single-A, BBB, and BB, it may vary its exposure to credit within this range. The weighted average maturity of the Portfolio decreased to 2.25 years as of October 31, 2019, from 3.22 years as of October 31, 2018.

   For the 12 months ended October 31, 2019, total returns were 6.51% for the Portfolio and 6.63% for the Bloomberg Barclays Global Aggregate Credit Index 1-5 Years (hedged to USD), the Portfolio's benchmark. During the period, yield curves in global developed markets generally flattened, indicating smaller expected term premiums. As a result, the Portfolio's weighted average maturity was decreased. Realized term premiums, however, were generally positive in global developed markets for the period. Credit spreads remained relatively unchanged during the period and realized credit premiums were also generally positive. The Portfolio's underweight to securities in the four- to five-year maturity range and allocation to securities with maturities shorter than one year detracted from performance relative to the benchmark. Conversely, the Portfolio's underweight to government-related securities contributed positively to relative performance.

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

   The DFA Global Core Plus Fixed Income Portfolio is designed to maximize total returns by investing in a universe of U.S. and foreign fixed income securities using a variable credit approach. The Portfolio emphasizes investment grade obligations rated in the lower half of the investment grade spectrum, as well as BB-rated securities, except when Dimensional believes the expected credit premium is relatively low. The Portfolio primarily invests in securities that mature within 15 years and generally maintains a weighted average duration of no more than half a year greater than, and no less than one year below, the weighted average duration of the Portfolio's benchmark. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The weighted average duration of the Portfolio increased to 7.21 years as of October 31, 2019, from
7.10 years as of October 31, 2018.

   For the 12 months ended October 31, 2019, total returns were 12.33% for the Portfolio and 10.67% for the Bloomberg Barclays Global Aggregate Bond Index (hedged to USD), the Portfolio's benchmark. Although global developed yield curves generally flattened during the period, they were still upwardly sloped in the intermediate and longer end, indicating positive expected term premiums for intermediate-term strategies. Realized term premiums were positive during the period. Credit spreads remained relatively unchanged during the period and realized credit premiums were also positive. The Portfolio's underweight to securities in the one- to six-year maturity range and overweight to intermediate-term securities contributed positively to performance relative to the benchmark. The Portfolio's overweight to corporate securities and allocation to BB-rated securities also contributed positively to relative performance.

DFA INVESTMENT GRADE PORTFOLIO

   The DFA Investment Grade Portfolio is designed to maximize total returns through exposure to a broad portfolio of investment grade debt securities of U.S. and non-U.S. corporate and government issuers using a variable credit approach. The Portfolio emphasizes investment grade obligations rated in the lower half of the investment grade spectrum, except when Dimensional believes the expected credit premium is relatively low. The Portfolio primarily invests in securities that mature within 15 years and generally maintains a weighted average duration of no more than a quarter of a year greater than, and no less than one year below, the weighted average duration of the Portfolio's benchmark. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The weighted average duration of the Portfolio decreased to 5.67 years as of October 31, 2019, from 5.81 years as of October 31, 2018.

   For the 12 months ended October 31, 2019, total returns were 12.60% for the Portfolio and 11.51% for the Bloomberg Barclays U.S. Aggregate Bond Index, the Portfolio's benchmark. Although the U.S. yield curve flattened during the period, it was still upwardly sloped in the intermediate and longer end, indicating positive expected term premiums for intermediate-term strategies. Realized term premiums were positive during the period. Credit spreads were little changed during the period and realized credit premiums were also positive. The Portfolio's underweight to securities in the one- to five-year maturity range and overweight to securities in the intermediate segment of the yield curve contributed positively to performance relative to the benchmark. The Portfolio's overweight to corporate securities also contributed positively to relative performance.

DFA DIVERSIFIED FIXED INCOME PORTFOLIO

   The DFA Diversified Fixed Income Portfolio is designed to provide a market rate of return for a fixed income portfolio with low relative volatility by investing directly or through other funds managed by Dimensional ("Underlying Funds") in a universe of U.S. and foreign debt securities, including inflation-protected securities. The Underlying Funds may include the DFA Two-Year Global Fixed Income Portfolio and DFA Intermediate Government Fixed Income Portfolio and/or other Underlying Funds. Generally, the Portfolio or the Underlying Funds will purchase debt securities that mature within 20 years. The average maturity of the Portfolio decreased to 4.61 years as of October 31, 2019, from 4.71 years as of October 31, 2018.

   For the 12 months ended October 31, 2019, total returns were 7.97% for the Portfolio and 7.79% for the Bloomberg Barclays U.S. Intermediate Government Bond Index, the Portfolio's benchmark. The Portfolio's exposure to government securities in the 10- to 15-year maturity range contributed positively to performance relative to the benchmark, as realized term premiums were positive.

DFA LTIP PORTFOLIO

   The DFA LTIP Portfolio seeks to provide total return composed of income and capital appreciation consistent with inflation protected long-term instruments. The Portfolio generally invests in inflation-protected securities issued by the U.S. government and its agencies and instrumentalities with maturities longer than 10 years. The weighted average duration of the Portfolio increased to
24.74 years as of October 31, 2019, from 24.33 years as of October 31, 2018.

   For the 12 months ended October 31, 2019, total returns were 22.69% for the Portfolio and 21.40% for the FTSE U.S. Inflation-Linked Securities Index, 20+ Years, the Portfolio's benchmark. The Portfolio's longer duration contributed positively to performance relative to the benchmark, as realized term premiums were positive in the U.S. treasury inflation-protected securities market.

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

   The DFA Inflation-Protected Securities Portfolio is designed to provide inflation protection and current income by investing in inflation-protected securities (TIPS) issued by the U.S. government and its agencies and instrumentalities with maturities of between five and 20 years. The weighted average duration of the Portfolio increased to 7.73 years as of October 31, 2019, from 7.61 years as of October 31, 2018.

   For the 12 months ended October 31, 2019, total returns were 9.16% for the Portfolio and 8.96% for the Bloomberg Barclays U.S. TIPS Index, the Portfolio's benchmark. Real interest rates generally decreased during the period and realized real term premiums were positive. The Portfolio's emphasis on the intermediate segment of the real yield curve contributed positively to performance relative to the benchmark, as the intermediate segment outperformed the combination of the long and short ends of the real yield curve.

DFA SHORT-DURATION REAL RETURN PORTFOLIO

   The DFA Short-Duration Real Return Portfolio is designed to seek inflation protection and maximize total returns. The strategy pursues its investment objective by using both variable maturity and variable credit approaches and investing in a combination of investment grade debt securities, inflation-protected securities that mature within five years, and derivative instruments such as inflation swaps. The Portfolio maintains a weighted average portfolio duration of three years or less. The weighted average duration of the Portfolio decreased to 1.76 years as of October 31, 2019, from 2.86 years as of October 31, 2018.

   For the 12 months ended October 31, 2019, total returns were 4.16% for the Portfolio and 4.44% for the Bloomberg Barclays U.S. TIPS 1-5 Years Index, the Portfolio's benchmark. During the period, yield curves in global developed markets generally flattened, indicating smaller expected term premiums. As a result, the Portfolio's weighted average duration was decreased. Realized term premiums, however, were generally positive in global developed markets for the period. Credit spreads remained relatively unchanged during the period and realized credit premiums were also generally positive. The Portfolio's underweight to securities in the four- to five-year maturity range and overweight to securities with maturities shorter than one year detracted from performance relative to the benchmark. Conversely, the Portfolio's allocation to corporate securities contributed positively to relative performance.

DFA MUNICIPAL REAL RETURN PORTFOLIO

   The DFA Municipal Real Return Portfolio seeks to provide inflation protection and current income that is exempt from federal personal income taxes by investing in a universe of investment grade municipal securities, including inflation-protected municipal securities, and in derivative instruments to provide inflation protection. The Portfolio maintains an average portfolio duration of five years or less. The average duration of the Portfolio decreased to 4.19 years as of October 31, 2019, from 4.81 years as of October 31, 2018.

   For the 12 months ended October 31, 2019, total returns were 4.56% for the Portfolio and 8.19% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio's benchmark. During the period, municipal yield curves and the real yield curve were relatively flat, indicating smaller expected term premiums. As a result, the Portfolio's duration was decreased. Realized term premiums were, however, positive during the period. As such, the Portfolio's overweight to shorter-term municipal securities and lack of exposure to municipal securities with maturities longer than 10 years detracted from performance relative to the benchmark. The Portfolio's focus on higher-quality municipal securities also detracted from relative performance, as lower-quality municipal securities generally outperformed higher-quality municipal securities. The Portfolio's zero-coupon inflation swaps, designed for protection from unexpected inflation, detracted from relative performance as breakeven inflation rates decreased over the period. The benchmark is a nominal interest rate benchmark that does not contain an inflation-protection component.

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

   The DFA California Municipal Real Return Portfolio seeks to provide inflation protection and current income that is exempt from both federal personal income taxes and California state personal income taxes by investing primarily in a universe of municipal securities issued by or on behalf of California state or local governments and their agencies, instrumentalities, and regional governmental authorities. The Portfolio also invests in derivative instruments to provide inflation protection. The Portfolio maintains an average portfolio duration of five years or less. The average duration of the Portfolio decreased to 4.01 years as of October 31, 2019, from 4.45 years as of October 31, 2018.

   For the 12 months ended October 31, 2019, total returns were 3.73% for the Portfolio and 7.56% for the S&P Intermediate Term California AMT-Free Municipal Bond Index, the Portfolio's benchmark. During the period, the California municipal yield curve and the real yield curve were relatively flat, indicating smaller expected term premiums. As a result, the Portfolio's duration was decreased. Realized term premiums were, however, positive during the period. As such, the Portfolio's overweight to shorter-term municipal securities and lack of exposure to municipal securities with maturities longer than 10 years detracted from performance relative to the benchmark. The Portfolio's zero-coupon inflation swaps, designed for protection from unexpected inflation, detracted from relative performance as breakeven inflation rates decreased over the period. The benchmark is a nominal interest rate benchmark that does not contain an inflation-protection component.

DFA MUNICIPAL BOND PORTFOLIO

   The DFA Municipal Bond Portfolio is designed to provide current income exempt from federal personal income tax by investing in a universe of investment grade municipal securities. The investment strategy uses a variable maturity approach. The Portfolio will maintain a weighted average duration of more than three years but less than five years. The weighted average duration of the Portfolio was relatively unchanged at 3.24 years as of October 31, 2019, compared to 3.22 years as of October 31, 2018.

   For the 12 months ended October 31, 2019, total returns were 5.28% for the Portfolio and 8.19% for S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio's benchmark. During the period, municipal yield curves were relatively flat, indicating smaller expected term premiums. As a result, the Portfolio was focused on the shorter end of its eligible duration range. Realized term premiums were, however, positive during the period. As such, the Portfolio's overweight to shorter-term municipal securities and lack of exposure to municipal securities with maturities longer than 10 years detracted from performance relative to the benchmark. The Portfolio's focus on higher-quality municipal securities also detracted from relative performance, as lower-quality municipal securities generally outperformed higher-quality municipal securities.

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

   The DFA Short-Term Municipal Bond Portfolio seeks to provide current income exempt from federal personal income tax by investing in high-quality municipal securities. The investment strategy uses a variable maturity approach. The weighted average maturity of the Portfolio generally will not exceed three years. The weighted average maturity of the Portfolio decreased to 0.76 years as of October 31, 2019, from 1.08 years as of October 31, 2018.

   For the 12 months ended October 31, 2019, total returns were 2.03% for the Portfolio and 3.43% for the ICE BofAML 1-3 Year U.S. Municipal Securities Index, the Portfolio's benchmark. During the period, municipal yield curves were relatively flat, indicating smaller expected term premiums. As a result, the Portfolio was focused on the shorter end of its eligible duration range. Realized term premiums were, however, positive during the period. The Portfolio's overweight to shorter-term municipal securities detracted from performance relative to the benchmark. The Portfolio's focus on higher-quality municipal securities also detracted from relative performance, as lower-quality municipal securities generally outperformed higher-quality municipal securities.

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

   The DFA Intermediate-Term Municipal Bond Portfolio is designed to provide current income exempt from federal personal income tax by investing in high-quality municipal securities. The Portfolio will generally maintain a weighted average duration of no more than half a year greater than, and no less than one year below, the weighted average duration of the Portfolio's benchmark. The weighted average duration of the Portfolio was relatively unchanged at 3.69 years as of October 31, 2019, compared to 3.64 years as of October 31, 2018.

   For the 12 months ended October 31, 2019, total returns were 6.17% for the Portfolio and 8.19% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio's benchmark. During the period, municipal yield curves were relatively flat, indicating smaller expected term premiums. As a result, the Portfolio maintained a shorter weighted average duration than its benchmark. Realized term premiums were, however, positive during the period. The Portfolio's overweight to securities in the zero- to seven-year maturity range and underweight to securities with maturities greater than 10 years detracted from performance relative to the benchmark. The Portfolio's focus on higher-quality municipal securities also detracted from relative performance, as lower-quality municipal securities generally outperformed higher-quality municipal securities.

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

   The DFA California Short-Term Municipal Bond Portfolio is designed to provide current income that is exempt from both federal personal income taxes and California state personal income taxes by investing primarily in a universe of municipal securities issued by or on behalf of California state or local governments and their agencies, instrumentalities, and regional governmental authorities. The investment strategy uses a variable maturity approach. The weighted average maturity of the Portfolio generally will not exceed three years. The weighted average maturity of the Portfolio decreased to 1.16 years as of October 31, 2019, from 1.24 years as of October 31, 2018.

   For the 12 months ended October 31, 2019, total returns were 1.88% for the Portfolio and 3.04% for the ICE BofAML 1-3 Year California including Puerto Rico Municipal Securities Index, the Portfolio's benchmark. During the period, the California municipal yield curve was relatively flat, indicating smaller expected term premiums. As a result, the Portfolio was focused on the shorter end of its eligible average maturity range. Realized term premiums were, however, positive during the period. The Portfolio's allocation to securities with maturities shorter than one year and underweight to securities in the two- to three-year maturity range detracted from performance relative to the benchmark.

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

   The DFA California Intermediate-Term Municipal Bond Portfolio is designed to provide current income that is exempt from both federal personal income taxes and California state personal income taxes by investing primarily in a universe of municipal securities issued by or on behalf of California state or local governments and their agencies, instrumentalities, and regional governmental authorities. The Portfolio will generally maintain a weighted average duration of no more than half a year greater than, and no less than one year below, the weighted average duration of the Portfolio's benchmark. The weighted average duration of the Portfolio increased to 3.65 years as of October 31, 2019, from
3.49 years as of October 31, 2018.

   For the 12 months ended October 31, 2019, total returns were 5.30% for the Portfolio and 7.56% for the S&P Intermediate Term California AMT-Free Municipal Bond Index, the Portfolio's benchmark. During the period, the California municipal yield curve was relatively flat, indicating smaller expected term premiums. As a result, the Portfolio maintained a shorter weighted average duration than its benchmark. Realized term premiums were, however, positive during the period. The Portfolio's overweight to securities in the zero- to six-year maturity range and underweight to securities with maturities greater than 10 years detracted from performance relative to the benchmark. The Portfolio's focus on higher-quality municipal securities also detracted from relative performance, as lower-quality municipal securities generally outperformed higher-quality municipal securities.

DFA NY MUNICIPAL BOND PORTFOLIO

   The DFA NY Municipal Bond Portfolio seeks to provide current income that is exempt from both federal personal income taxes and New York state personal income taxes by investing primarily in a universe of municipal securities issued by or on behalf of New York state or local governments and their agencies, instrumentalities, and regional governmental authorities. The investment strategy uses a variable maturity approach. The Portfolio maintains an average portfolio duration of five years or less. The average duration of the Portfolio decreased to 1.49 years as of October 31, 2019, from 1.73 years as of October 31, 2018.

   For the 12 months ended October 31, 2019, total returns were 2.92% for the Portfolio and 8.08% for the S&P Intermediate Term New York AMT-Free Municipal Bond Index, the Portfolio's benchmark. During the period, the New York municipal yield curve was relatively flat, indicating smaller expected term premiums. As a result, the Portfolio's duration was decreased. Realized term premiums were, however, positive during the period. As such, the Portfolio's overweight to shorter-term municipal securities and lack of exposure to municipal securities with maturities longer than seven years detracted from performance relative to the benchmark.

DFA MN MUNICIPAL BOND PORTFOLIO

   The DFA MN Municipal Bond Portfolio seeks to provide current income that is exempt from federal personal income taxes and Minnesota state personal income taxes by investing primarily in a universe of municipal securities issued by or on behalf of Minnesota state or local governments and their agencies, instrumentalities, and regional governmental authorities. The investment strategy uses a variable maturity approach. The average duration of the Portfolio decreased to 2.11 years as of October 31, 2019, from 2.90 years as of October 31, 2018.

   For the 12 months ended October 31, 2019, total returns were 4.47% for the Portfolio and 8.19% for the S&P Intermediate Term National AMT-Free Municipal Bond Index. During the period, the Minnesota municipal yield curve was relatively flat, indicating smaller expected term premiums. As a result, the Portfolio's duration was decreased. Realized term premiums were, however, positive during the period. As such, the Portfolio's overweight to shorter-term municipal securities and lack of exposure to municipal securities with maturities longer than eight years detracted from performance relative to the benchmark. Additionally, the Portfolio's focus on Minnesota securities detracted from performance relative to the S&P Intermediate-Term National AMT-Free Municipal Bond Index, as the national municipal bond market outperformed the Minnesota bond market.

DFA OREGON MUNICIPAL BOND PORTFOLIO

   The DFA Oregon Municipal Bond Portfolio seeks to provide current income that is exempt from federal personal income taxes and Oregon state personal income taxes by investing primarily in a universe of municipal securities issued by or on behalf of Oregon state or local governments and their agencies, instrumentalities, and regional governmental authorities. The average duration of the Portfolio was 3.76 years as of October 31, 2019.

   From its inception on September 10, 2019, through October 31, 2019, total returns were 0.05% for the Portfolio and -0.09% for the S&P Intermediate Term National AMT-Free Municipal Bond Index. During the period, the Oregon municipal yield curve was relatively flat, indicating smaller expected term premiums. As a result, the Portfolio's duration was positioned towards the lower end of its eligible range. Realized term premiums were negative during the period of September 10, 2019 to October 31, 2019. As such, the Portfolio's overweight to shorter-term municipal securities and lack of exposure to municipal securities with maturities longer than 10 years contributed positively to performance relative to the benchmark.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2019

EXPENSE TABLES

                                            BEGINNING  ENDING               EXPENSES
                                             ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                              VALUE    VALUE     EXPENSE     DURING
                                            05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                            --------- --------- ---------- ----------
DFA ONE-YEAR FIXED INCOME PORTFOLIO
-----------------------------------
Actual Fund Return......................... $1,000.00 $1,012.20    0.18%     $0.91
Hypothetical 5% Annual Return.............. $1,000.00 $1,024.30    0.18%     $0.92

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
------------------------------------------
Actual Fund Return......................... $1,000.00 $1,013.30    0.18%     $0.91
Hypothetical 5% Annual Return.............. $1,000.00 $1,024.30    0.18%     $0.92

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                                      BEGINNING  ENDING               EXPENSES
                                                       ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                                        VALUE    VALUE     EXPENSE     DURING
                                                      05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                                      --------- --------- ---------- ----------
DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
----------------------------------------------------
Actual Fund Return................................... $1,000.00 $1,021.90    0.18%     $0.92
Hypothetical 5% Annual Return........................ $1,000.00 $1,024.30    0.18%     $0.92

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
-------------------------------------------
Actual Fund Return................................... $1,000.00 $1,019.50    0.29%     $1.48
Hypothetical 5% Annual Return........................ $1,000.00 $1,023.74    0.29%     $1.48

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
---------------------------------------------------
Actual Fund Return................................... $1,000.00 $1,061.60    0.20%     $1.04
Hypothetical 5% Annual Return........................ $1,000.00 $1,024.20    0.20%     $1.02

DFA SHORT-TERM GOVERNMENT PORTFOLIO
-----------------------------------
Actual Fund Return................................... $1,000.00 $1,011.20    0.20%     $1.01
Hypothetical 5% Annual Return........................ $1,000.00 $1,024.20    0.20%     $1.02

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
--------------------------------------------------
Actual Fund Return................................... $1,000.00 $1,059.10    0.13%     $0.67
Hypothetical 5% Annual Return........................ $1,000.00 $1,024.55    0.13%     $0.66

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
-----------------------------------------
Actual Fund Return................................... $1,000.00 $1,020.70    0.22%     $1.12
Hypothetical 5% Annual Return........................ $1,000.00 $1,024.10    0.22%     $1.12

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
------------------------------------------------
Actual Fund Return................................... $1,000.00 $1,074.00    0.22%     $1.15
Hypothetical 5% Annual Return........................ $1,000.00 $1,024.10    0.22%     $1.12

DFA TARGETED CREDIT PORTFOLIO
-----------------------------
Actual Fund Return................................... $1,000.00 $1,026.40    0.20%     $1.02
Hypothetical 5% Annual Return........................ $1,000.00 $1,024.20    0.20%     $1.02

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
-------------------------------------------
Actual Fund Return................................... $1,000.00 $1,058.30    0.30%     $1.56
Hypothetical 5% Annual Return........................ $1,000.00 $1,023.69    0.30%     $1.53

DFA INVESTMENT GRADE PORTFOLIO
------------------------------
Actual Fund Return................................... $1,000.00 $1,060.50    0.22%     $1.14
Hypothetical 5% Annual Return........................ $1,000.00 $1,024.10    0.22%     $1.12

DFA DIVERSIFIED FIXED INCOME PORTFOLIO (2)
------------------------------------------
Actual Fund Return................................... $1,000.00 $1,037.80    0.15%     $0.77
Hypothetical 5% Annual Return........................ $1,000.00 $1,024.45    0.15%     $0.77

DISCLOSURE OF FUND EXPENSES

CONTINUED


                                                           BEGINNING  ENDING               EXPENSES
                                                            ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                                             VALUE    VALUE     EXPENSE     DURING
                                                           05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                                           --------- --------- ---------- ----------
DFA LTIP PORTFOLIO
------------------
Actual Fund Return........................................ $1,000.00 $1,116.80    0.15%     $0.80
Hypothetical 5% Annual Return............................. $1,000.00 $1,024.45    0.15%     $0.77

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
--------------------------------------------
Actual Fund Return........................................ $1,000.00 $1,037.40    0.12%     $0.62
Hypothetical 5% Annual Return............................. $1,000.00 $1,024.60    0.12%     $0.61

DFA SHORT-DURATION REAL RETURN PORTFOLIO
----------------------------------------
Actual Fund Return........................................ $1,000.00 $1,016.20    0.24%     $1.22
Hypothetical 5% Annual Return............................. $1,000.00 $1,024.00    0.24%     $1.22

DFA MUNICIPAL REAL RETURN PORTFOLIO
-----------------------------------
Actual Fund Return........................................ $1,000.00 $1,008.00    0.24%     $1.21
Hypothetical 5% Annual Return............................. $1,000.00 $1,024.00    0.24%     $1.22

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO
----------------------------------------------
Actual Fund Return........................................ $1,000.00 $1,007.50    0.30%     $1.52
Hypothetical 5% Annual Return............................. $1,000.00 $1,023.69    0.30%     $1.53

DFA MUNICIPAL BOND PORTFOLIO
----------------------------
Actual Fund Return........................................ $1,000.00 $1,020.30    0.23%     $1.17
Hypothetical 5% Annual Return............................. $1,000.00 $1,024.05    0.23%     $1.17

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
---------------------------------------
Actual Fund Return........................................ $1,000.00 $1,008.00    0.23%     $1.16
Hypothetical 5% Annual Return............................. $1,000.00 $1,024.05    0.23%     $1.17

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
----------------------------------------------
Actual Fund Return........................................ $1,000.00 $1,022.50    0.23%     $1.17
Hypothetical 5% Annual Return............................. $1,000.00 $1,024.05    0.23%     $1.17

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
--------------------------------------------------
Actual Fund Return........................................ $1,000.00 $1,007.60    0.24%     $1.21
Hypothetical 5% Annual Return............................. $1,000.00 $1,024.00    0.24%     $1.22

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
---------------------------------------------------------
Actual Fund Return........................................ $1,000.00 $1,021.60    0.23%     $1.17
Hypothetical 5% Annual Return............................. $1,000.00 $1,024.05    0.23%     $1.17

DFA NY MUNICIPAL BOND PORTFOLIO
-------------------------------
Actual Fund Return........................................ $1,000.00 $1,011.50    0.25%     $1.27
Hypothetical 5% Annual Return............................. $1,000.00 $1,023.95    0.25%     $1.28

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                         BEGINNING  ENDING               EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                           VALUE    VALUE     EXPENSE     DURING
                                         05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                         --------- --------- ---------- ----------
DFA MN MUNICIPAL BOND PORTFOLIO
-------------------------------
Actual Fund Return...................... $1,000.00 $1,016.80    0.32%     $1.63
Hypothetical 5% Annual Return........... $1,000.00 $1,023.59    0.32%     $1.63

DFA OREGON MUNICIPAL BOND PORTFOLIO (3)
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,000.50    0.32%     $1.61
Hypothetical 5% Annual Return........... $1,000.00 $1,006.67    0.32%     $0.46

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.
(2)DFA Diversified Fixed Income Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the Portfolio and the Portfolio's portion of the expenses of its Underlying Funds (Affiliated Investment Companies).
(3)DFA Oregon Municipal Bond Portfolio commenced operations on September 10, 2019. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (51), then divided by the number of days in the year (365) to reflect the period. "The Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 184 day period for the period ended October 31, 2019 to allow for comparability.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 30, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FIXED INCOME PORTFOLIOS


               DFA ONE-YEAR FIXED INCOME PORTFOLIO
Corporate...................................................  12.2%
Government..................................................  28.4%
Foreign Corporate...........................................  27.7%
Foreign Government..........................................  26.5%
Supranational...............................................   5.2%
                                                             -----
                                                             100.0%

            DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
Corporate...................................................  10.1%
Government..................................................  17.3%
Foreign Corporate...........................................  28.1%
Foreign Government..........................................  34.6%
Supranational...............................................   9.9%
                                                             -----
                                                             100.0%

       DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
Corporate...................................................  33.7%
Government..................................................  16.8%
Foreign Corporate...........................................  32.9%
Foreign Government..........................................  13.1%
Supranational...............................................   3.5%
                                                             -----
                                                             100.0%

           DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
Corporate...................................................   5.8%
Government..................................................  11.4%
Foreign Corporate...........................................  28.9%
Foreign Government..........................................  43.4%
Supranational...............................................  10.5%
                                                             -----
                                                             100.0%

       DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
Foreign Government..........................................  78.4%
Supranational...............................................  21.6%
                                                             -----
                                                             100.0%

               DFA SHORT-TERM GOVERNMENT PORTFOLIO
Government.................................................. 100.0%
                                                             -----
                                                             100.0%

        DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
Government.................................................. 100.0%
                                                             -----
                                                             100.0%

            DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
Corporate...................................................  34.2%
Government..................................................  17.6%
Foreign Corporate...........................................  32.2%
Foreign Government..........................................  14.4%
Supranational...............................................   1.6%
                                                             -----
                                                             100.0%

         DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
Corporate...................................................  76.5%
Government..................................................   3.8%
Foreign Corporate...........................................  19.5%
Foreign Government..........................................   0.1%
Supranational...............................................   0.1%
                                                             -----
                                                             100.0%

                  DFA TARGETED CREDIT PORTFOLIO
Corporate...................................................  57.1%
Government..................................................   1.4%
Foreign Corporate...........................................  39.7%
Foreign Government..........................................   1.5%
Supranational...............................................   0.3%
                                                             -----
                                                             100.0%

           DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
Corporate...................................................  49.6%
Government..................................................   0.6%
Foreign Corporate...........................................  27.1%
Foreign Government..........................................  13.9%
Supranational...............................................   8.8%
                                                             -----
                                                             100.0%

                  DFA INVESTMENT GRADE PORTFOLIO
Corporate...................................................  43.1%
Government..................................................  43.7%
Foreign Corporate...........................................  11.4%
Foreign Government..........................................   1.8%
                                                             -----
                                                             100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED



              DFA DIVERSIFIED FIXED INCOME PORTFOLIO
Government..................................................  19.9%
Affiliated Investment Companies.............................  80.1%
                                                             -----
                                                             100.0%

                        DFA LTIP PORTFOLIO
Government.................................................. 100.0%
                                                             -----
                                                             100.0%

           DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
Government.................................................. 100.0%
                                                             -----
                                                             100.0%

             DFA SHORT-DURATION REAL RETURN PORTFOLIO
Corporate...................................................  44.1%
Government..................................................  14.0%
Foreign Corporate...........................................  28.6%
Foreign Government..........................................  10.2%
Supranational...............................................   3.1%
                                                             -----
                                                             100.0%

               DFA MUNICIPAL REAL RETURN PORTFOLIO
Muni G.O. Local.............................................  54.7%
Muni G.O. State.............................................  23.5%
Muni Revenue................................................  21.3%
Muni Pre-Refunded...........................................   0.5%
                                                             -----
                                                             100.0%

          DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO
Muni G.O. Local.............................................  35.5%
Muni G.O. State.............................................  19.7%
Muni Revenue................................................  27.7%
Muni Pre-Refunded...........................................  17.1%
                                                             -----
                                                             100.0%

                   DFA MUNICIPAL BOND PORTFOLIO
Muni G.O. Local.............................................  56.0%
Muni G.O. State.............................................  26.2%
Muni Revenue................................................  15.3%
Muni Pre-Refunded...........................................   2.5%
                                                             -----
                                                             100.0%

             DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
Muni G.O. Local.............................................  52.5%
Muni G.O. State.............................................  24.8%
Muni Revenue................................................  18.2%
Muni Pre-Refunded...........................................   4.5%
                                                             -----
                                                             100.0%

          DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
Muni G.O. Local.............................................  49.9%
Muni G.O. State.............................................  31.8%
Muni Revenue................................................  17.5%
Muni Pre-Refunded...........................................   0.8%
                                                             -----
                                                             100.0%

        DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
Muni G.O. Local.............................................  49.4%
Muni G.O. State.............................................  17.7%
Muni Revenue................................................  20.8%
Muni Pre-Refunded...........................................  12.1%
                                                             -----
                                                             100.0%

    DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
Muni G.O. Local.............................................  42.0%
Muni G.O. State.............................................  20.3%
Muni Insured................................................   0.1%
Muni Revenue................................................  25.9%
Muni Pre-Refunded...........................................  11.7%
                                                             -----
                                                             100.0%

                 DFA NY MUNICIPAL BOND PORTFOLIO
Muni G.O. Local.............................................  64.5%
Muni G.O. State.............................................   3.7%
Muni Insured................................................   1.2%
Muni Revenue................................................  29.7%
Muni Pre-Refunded...........................................   0.9%
                                                             -----
                                                             100.0%

                 DFA MN MUNICIPAL BOND PORTFOLIO
Muni G.O. Local.............................................  66.9%
Muni G.O. State.............................................  16.7%
Muni Revenue................................................  13.4%
Muni Pre-Refunded...........................................   3.0%
                                                             -----
                                                             100.0%

               DFA OREGON MUNICIPAL BOND PORTFOLIO
Muni G.O. Local.............................................  33.4%
Muni G.O. State.............................................   4.8%
Muni Insured................................................  14.5%
Muni Revenue................................................  30.6%
Muni Pre-Refunded...........................................  16.7%
                                                             -----
                                                             100.0%

                      DFA ONE-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                            FACE
                                                                           AMOUNT^    VALUE+
                                                                           ------- ------------
                                                                            (000)
                                                                           -------
AGENCY OBLIGATIONS -- (9.9%)
Federal Farm Credit Bank, Floating Rate Note, 1M USD LIBOR + 0.015%, FRN
(r)      1.904%, 03/17/21.................................................  50,000 $ 49,942,228
Federal Farm Credit Bank, Floating Rate Note, 1M USD LIBOR + 0.045%, FRN
(r)      1.936%, 04/16/21................................................. 112,000  111,898,984
Federal Home Loan Bank
         1.008%, 11/04/19................................................. 190,000  189,973,400
         1.375%, 11/15/19.................................................   7,500    7,499,261
         1.577%, 11/19/19................................................. 311,000  310,738,760
         1.579%, 12/06/19.................................................  75,000   74,878,229
                                                                                   ------------
TOTAL AGENCY OBLIGATIONS..................................................          744,930,862
                                                                                   ------------
BONDS -- (39.0%)
African Development Bank
         1.875%, 03/16/20.................................................  26,600   26,596,542
Agence Francaise de Developpement
         1.625%, 01/21/20.................................................  30,930   30,906,369
Agence Francaise de Developpement, Floating Rate Note, 3M USD LIBOR +
  0.080%, FRN
(r)      2.239%, 03/23/20.................................................  30,000   29,999,882
Apple, Inc.
#        1.800%, 11/13/19.................................................  55,641   55,642,348
Apple, Inc., 3M USD LIBOR + 0.250%, FRN
#(r)     2.434%, 02/07/20.................................................  55,000   55,034,189
Australia & New Zealand Banking Group, Ltd.
(Omega)  2.250%, 12/19/19.................................................  60,000   60,028,677
Bank of Montreal
         2.100%, 06/15/20.................................................  25,905   25,948,244
Bank of Montreal, 3M USD LIBOR + 0.440%, FRN
(r)      2.558%, 06/15/20.................................................  32,065   32,139,711
Bank of Montreal, 3M USD LIBOR + 0.460%, FRN
(r)      2.461%, 04/13/21.................................................  16,178   16,247,242
Bank of Montreal , 3M USD LIBOR + 0.340%, FRN
(r)      2.341%, 07/13/20.................................................  13,691   13,709,967

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- -----------
                                                                               (000)
                                                                              -------
Bank of Nova Scotia (The)
#           2.350%, 10/21/20................................................. 11,846  $11,902,771
Bank of Nova Scotia (The), 3M USD LIBOR + 0.290%, FRN
(r)         2.317%, 01/08/21................................................. 39,053   39,123,967
Bank of Nova Scotia (The), 3M USD LIBOR + 0.440%, FRN
(r)         2.406%, 04/20/21.................................................  6,000    6,019,331
Bank of Nova Scotia (The), 3M USD LIBOR + 0.620%, FRN
#(r)        2.747%,12/05/19.................................................. 34,000   34,026,456
BNG Bank NV
            1.625%, 11/25/19................................................. 17,750   17,745,030
(Omega)     2.500%, 02/28/20................................................. 26,000   26,042,276
            2.500%, 02/28/20................................................. 49,108   49,187,850
BNG Bank NV, 3M USD LIBOR + 0.100%, FRN
(r)(Omega)  2.101%,07/14/20.................................................. 15,000   15,009,059
Caisse d'Amortissement de la Dette Sociale
            1.875%, 01/13/20................................................. 57,100   57,090,978
            2.000%, 04/17/20................................................. 10,150   10,153,999
Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.310%, FRN
(r)         2.353%, 10/05/20.................................................  3,735    3,743,478
Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.315%, FRN
(r)         2.581%, 02/02/21................................................. 21,180   21,219,607
Chevron Corp.
            1.991%, 03/03/20.................................................  9,500    9,503,911
Chevron Corp., Floating Rate Note, 3M USD LIBOR + 0.410%, FRN
#(r)        2.568%, 11/15/19.................................................  7,450    7,451,579
Cisco Systems, Inc.
            4.450%, 01/15/20.................................................  8,329    8,372,394
Commonwealth Bank of Australia, Floating Rate Note, 3M USD LIBOR + 0.640%,
  FRN
(r)         2.849%, 11/07/19.................................................  4,819    4,819,389
Cooperatieve Rabobank UA
            2.250%, 01/14/20................................................. 14,470   14,478,827
#           4.750%, 01/15/20.................................................  9,332    9,383,156
(Omega)     4.750%, 01/15/20.................................................  6,750    6,787,002

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED


                                                                                 FACE
                                                                                AMOUNT^    VALUE+
                                                                                ------- ------------
                                                                                 (000)
                                                                                -------
Council Of Europe Development Bank
#             1.750%, 11/14/19.................................................   4,280 $  4,279,829
              1.875%, 01/27/20.................................................  29,349   29,347,533
              1.625%, 03/10/20.................................................  26,465   26,443,024
CPPIB Capital, Inc., 3M USD LIBOR + 0.010%, FRN
(r)(Omega)    2.110%, 12/27/19.................................................  50,000   50,020,000
CPPIB Capital, Inc., Floating Rate Note, 3M USD LIBOR + 0.030%, FRN
(r)(Omega)    2.031%, 10/16/20.................................................  50,000   50,000,384
Dexia Credit Local SA
              1.875%, 01/29/20.................................................  16,900   16,898,611
Equinor ASA
#             2.250%, 11/08/19.................................................  27,060   27,059,801
Erste Abwicklungsanstalt
              2.500%, 03/13/20.................................................  15,200   15,232,194
EUROFIMA
              1.750%, 05/29/20.................................................  14,900   14,882,120
European Bank for Reconstruction & Development
              1.750%, 11/26/19.................................................  21,051   21,048,421
European Investment Bank
#             1.250%, 12/16/19.................................................  18,000   17,984,880
              1.625%, 03/16/20.................................................  53,690   53,655,638
              1.750%, 05/15/20.................................................   7,800    7,798,341
Export Development Canada
#(Omega)      2.300%, 02/10/20.................................................  85,250   85,336,145
FMS Wertmanagement
              1.750%, 01/24/20.................................................  29,500   29,490,855
              2.250%, 02/03/20.................................................  22,400   22,416,128
              1.750%, 03/17/20.................................................   6,500    6,498,310
IBRD Discount Notes
              1.346%, 11/04/19................................................. 102,000  101,985,720
Inter-American Development Bank, 3M USD LIBOR + 0.220%, FRN
(r)           2.221%,10/15/20..................................................  10,700   10,721,186
Kommunalbanken A.S.
              1.625%, 01/15/20.................................................  32,140   32,120,459
#(Omega)      2.500%, 04/17/20.................................................   7,028    7,046,484
              2.500%, 04/17/20.................................................  25,396   25,462,537
Kommunalbanken A.S., 3M USD LIBOR + 0.040%, FRN
(r)(Omega)    2.172%, 03/12/21.................................................   5,000    4,998,895
Kommunalbanken A.S., 3M USD LIBOR + 0.330%, FRN
#(r)(Omega)   2.448%, 06/16/20.................................................   8,000    8,016,240

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
                                                                               -------
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)          2.172%, 03/12/21................................................. 66,522  $66,507,299
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.330%, FRN
(r)          2.448%, 06/16/20................................................. 27,500   27,555,825
Kommunekredit
             1.625%, 06/12/20................................................. 44,913   44,831,707
Kommuninvest I Sverige AB
             2.000%, 11/12/19................................................. 17,950   17,950,718
             1.750%, 03/19/20................................................. 38,544   38,525,422
Kreditanstalt fuer Wiederaufbau
             4.000%, 01/27/20.................................................  4,100    4,120,377
             1.500%, 04/20/20................................................. 39,500   39,443,851
Municipality Finance P.L.C.
             1.500%, 03/23/20.................................................  6,167    6,156,824
Municipality Finance P.L.C., Floating Rate Note, 3M USD LIBOR + 0.170%, FRN
(r)          2.379%, 02/07/20................................................. 54,600   54,619,656
Municipality Finance P.L.C., Floating Rate Note, 3M USD LIBOR + 0.500%, FRN
(r)          2.174%, 02/17/21................................................. 27,200   27,201,088
Municipality Finance PLC, 3M USD LIBOR + 0.010%, FRN
(r)(Omega)   1.946%, 10/26/20................................................. 88,000   87,972,886
National Australia Bank, Ltd.
             2.250%, 01/10/20.................................................  8,700    8,705,870
National Australia Bank, Ltd., Floating Rate Note, 3M USD LIBOR + 0.590%, FRN
(r)(Omega)   2.599%, 01/10/20................................................. 16,080   16,098,185
Nederlandse Waterschapsbank NV
             1.625%, 03/04/20................................................. 15,750   15,734,344
Nestle Holdings, Inc.
             2.125%, 01/14/20................................................. 13,703   13,705,987
Nordic Investment Bank
             2.500%, 04/28/20................................................. 29,650   29,735,095
Novartis Capital Corp.
#            1.800%, 02/14/20.................................................  6,551    6,549,773

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED


                                                                        FACE
                                                                       AMOUNT^   VALUE+
                                                                       ------- -----------
                                                                        (000)
NRW Bank, 3M USD LIBOR + 0.040%, FRN
(r)  2.227%,02/08/21.................................................. 30,200  $30,180,974
NRW. Bank, Floating Rate Note, 3M USD LIBOR + 0.060%, FRN
(r)  2.187%,03/05/21.................................................. 25,000   25,000,500
Oesterreichische Kontrollbank AG
     1.750%, 01/24/20................................................. 56,352   56,344,111
     1.375%, 02/10/20................................................. 56,482   56,411,769
Oesterreichische Kontrollbank AG, Floating Rate Note, 3M USD LIBOR +
  0.010%, FRN
(r)  2.129%,09/15/20.................................................. 16,800   16,763,495
Province of Alberta Canada
     1.900%, 12/06/19................................................. 70,200   70,184,556
Province of Ontario Canada
#    4.400%,04/14/20.................................................. 44,499   44,997,294
#    1.875%,05/21/20.................................................. 18,000   17,993,862
Royal Bank of Canada
#    2.125%,03/02/20.................................................. 76,155   76,212,626
#    2.150%,03/06/20.................................................. 54,939   54,983,856
     2.150%, 10/26/20................................................. 22,453   22,522,453
Royal Bank of Canada, 3M USD LIBOR + 0.240%, FRN
(r)  2.176%,10/26/20..................................................  3,340    3,347,667
Royal Bank of Canada, 3M USD LIBOR + 0.300%, FRN
(r)  2.253%,07/22/20.................................................. 12,800   12,829,371
Royal Bank of Canada, 3M USD LIBOR + 0.390%, FRN
(r)  2.325%,04/30/21.................................................. 16,700   16,759,502
Shell International Finance BV
#    4.375%,03/25/20..................................................  3,110    3,139,243
     2.125%, 05/11/20................................................. 39,156   39,222,626
Shell International Finance BV, 3M USD LIBOR + 0.450%, FRN
(r)  2.631%,05/11/20.................................................. 20,912   20,958,871
State of North Rhine-Westphalia Germany
     1.625%, 01/22/20................................................. 55,400   55,359,115
Svensk Exportkredit AB, Floating Rate Note, 3M USD LIBOR + 0.030%, FRN
(r)  2.186%,12/20/19.................................................. 10,000   10,004,200

                                                                          FACE
                                                                         AMOUNT^   VALUE+
                                                                         ------- -----------
                                                                          (000)
Toronto-Dominion Bank (The)
       3.000%, 06/11/20.................................................  8,761  $ 8,821,745
Toronto-Dominion Bank (The), 3M USD LIBOR + 0.240%, FRN
#(r)   2.180%, 01/25/21................................................. 23,000   23,019,852
Toronto-Dominion Bank (The), 3M USD LIBOR + 0.260%, FRN
(r)    2.399%,09/17/20.................................................. 16,800   16,829,736
Toronto-Dominion Bank (The), 3M USD LIBOR + 0.280%, FRN
#(r)   2.418% 06/11/20.................................................. 13,000   13,022,262
Toronto-Dominion Bank (The), 3M USD LIBOR + 0.430%, FRN
(r)    2.568%,06/11/21.................................................. 18,350   18,414,592
Toronto-Dominion Bank (The), 3M USD LIBOR + 0.560%, FRN
(r)    2.799%,11/05/19.................................................. 13,842   13,842,309
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD LIBOR + 0.930%,
  FRN
(r)    3.048%,12/14/20.................................................. 20,000   20,182,509
Toyota Motor Credit Corp.
#      2.200%,01/10/20.................................................. 20,831   20,843,082
       2.150%, 03/12/20................................................. 14,891   14,905,774
Toyota Motor Credit Corp., 3M USD LIBOR + 0.100%, FRN
#(r)   2.110%, 01/10/20................................................. 16,000   16,002,478
Toyota Motor Credit Corp., 3M USD LIBOR + 0.150%, FRN
(r)    2.162%,10/09/20.................................................. 34,177   34,209,092
Toyota Motor Credit Corp., 3M USD LIBOR + 0.170%, FRN
(r)    2.315%,09/18/20.................................................. 82,712   82,804,034
Toyota Motor Credit Corp., 3M USD LIBOR + 0.260%, FRN
(r)    2.262%,04/17/20.................................................. 30,000   30,031,775
Toyota Motor Credit Corp., 3M USD LIBOR + 0.280%, FRN
(r)    2.281%,04/13/21..................................................  3,327    3,332,094

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

                                                                          FACE
                                                                         AMOUNT^     VALUE+
                                                                         ------- --------------
                                                                          (000)
                                                                         -------
Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.150%,
  FRN
(r)  2.301%, 08/21/20.................................................     5,500 $    5,507,767
Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.540%,
  FRN
(r)  2.567%, 01/08/21.................................................    19,750     19,839,448
Toyota Motor Finance Netherlands BV, 3M USD LIBOR + 0.250%, FRN
(r)  2.382%, 12/12/19.................................................     3,000      3,001,530
Walmart, Inc.
#    2.850%, 06/23/20.................................................    37,314     37,580,451
Walmart, Inc., 3M USD LIBOR + 0.230%, FRN
(r)  2.389%, 06/23/21.................................................     4,105      4,118,288
Walmart, Inc., Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)  2.199%, 06/23/20.................................................    48,850     48,858,771
                                                                                 --------------
TOTAL BONDS...........................................................            2,940,856,553
                                                                                 --------------
U.S. TREASURY OBLIGATIONS -- (7.8%)
U.S. Treasury Bills
     0.000%, 11/26/19.................................................    10,000      9,989,242
#    1.419%, 12/10/19.................................................   100,000     99,838,385
     1.441%, 12/17/19.................................................   100,000     99,807,034
U.S. Treasury Notes, 3M Treasury money market yield + 0.220%, FRN
(r)  1.857%, 07/31/21.................................................    85,000     84,987,036
U.S. Treasury Notes, 3M USTMMR + 0.139%, FRN
(r)  1.776%, 04/30/21.................................................   295,500    295,120,483
                                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS.......................................              589,742,180
                                                                                 --------------
CERTIFICATES OF DEPOSIT -- (5.8%)
Bank of Montreal, Floating Rate Note, 3M USD LIBOR + 0.190%, FRN
(r)  2.302%, 03/06/20.................................................    88,000     88,050,151
Bank of Nova Scotia (The), Floating Rate Note, 3M USD LIBOR + 0.050%,
  FRN
(r)  2.182%, 02/27/20.................................................    75,000     75,016,219

                                                                                 FACE
                                                                                AMOUNT^     VALUE+
                                                                                ------- --------------
                                                                                 (000)
                                                                                -------
Bank of Nova Scotia (The), Floating Rate Note, 3M USD LIBOR + 0.190%, FRN
(r)         2.329%, 03/11/20.................................................    34,450 $   34,470,433
Bank of Nova Scotia (The), Floating Rate Note, 3M USD LIBOR + 0.280%, FRN
(r)         2.439%, 09/21/20.................................................    17,700     17,724,746
Canadian Imperial Bank of Commerce, Floating Rate Note, 1M USD LIBOR +
  0.170%, FRN
(r)         2.148%, 05/08/20.................................................    49,000     48,985,334
(r)         2.084%, 05/15/20.................................................    20,000     19,993,212
Canadian Imperial Bank of Commerce, Floating Rate Note, 1M USD LIBOR +
  0.180%, FRN
(r)         2.170%, 04/06/20.................................................    25,000     24,999,695
Oversea-Chinese Banking Corp., Ltd., Floating Rate Note, 1M USD LIBOR +
  0.080%, FRN
(r)(Omega)  1.926%, 12/20/19.................................................   100,000    100,000,000
Svenska Handelsbanken AB, Floating Rate Note, 3M USD LIBOR + 0.220%, FRN
(r)         2.173%, 01/22/20.................................................    23,200     23,212,603
                                                                                        --------------
TOTAL CERTIFICATES OF DEPOSIT................................................              432,452,393
                                                                                        --------------
TOTAL INVESTMENT SECURITIES
  (Cost $4,703,374,002)......................................................            4,707,981,988
                                                                                        --------------
COMMERCIAL PAPER -- (34.7%)
3M Co.
(Omega)     1.858%, 11/01/19.................................................    54,000     53,997,653
            1.878%, 11/01/19.................................................     1,471      1,470,936
(Omega)     1.755%, 11/13/19.................................................    66,300     66,261,813
(Omega)     ASB Finance, Ltd. 2.047%, 12/20/19...............................    36,900     36,813,029
(Omega)     BNG Bank NV 1.930%, 11/12/19.....................................    60,000     59,969,160
(Omega)     Chevron Corp. 2.014%, 11/22/19...................................    75,000     74,927,263
CPPIB Capital, Inc.
(Omega)     1.854%, 01/22/20.................................................    75,000     74,696,877

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

                                                                          FACE
                                                                         AMOUNT^    VALUE+
                                                                         ------- ------------
                                                                          (000)
                                                                         -------
(Omega)  1.990%,11/01/19..............................................    40,000 $ 39,998,261
DBS Bank, Ltd.
(Omega)  2.090%,01/07/20..............................................    50,000   49,833,967
(Omega)  1.987%,01/09/20..............................................    15,000   14,948,667
(Omega)  2.187%,11/18/19..............................................     6,650    6,644,909
Eli Lilly & Co.
(Omega)  1.868%,11/20/19..............................................    75,000   74,933,333
(Omega)  1.838%,11/21/19..............................................     9,300    9,291,320
Erste Abwicklungsanstalt
(Omega)  2.134%,01/24/20..............................................    19,000   18,921,628
(Omega)  1.776%,11/19/19..............................................     2,350    2,348,068
(Omega)  1.779%,12/30/19..............................................    24,000   23,932,800
         European Investment Bank 1.809%, 12/17/19....................   137,000  136,701,302
Exxon Mobil Corp.
         1.898%, 11/06/19.............................................    50,000   49,986,883
         2.002%, 11/12/19.............................................    88,000   87,954,504
         1.847%, 11/21/19.............................................     7,000    6,993,467
         1.912%, 12/04/19.............................................    49,000   48,925,632
(Omega)  1.903%,12/17/19..............................................    25,000   24,946,636
KFW International Finance, Inc.
(Omega)  1.823%,01/28/20..............................................   100,000   99,559,944
(Omega)  1.731%,01/30/20..............................................     6,000    5,972,988
Landesbank Hessen-Thuringen
(Omega)  2.039%,01/02/20..............................................   147,000  146,544,153
(Omega)  2.028%,12/19/19..............................................    50,000   49,879,814
(Omega)  Merck & Co., Inc. 1.869%, 11/12/19...........................    44,000   43,977,091
Nederlandse Waterschapsbank NV
(Omega)  2.077%,12/04/19..............................................    32,500   32,448,955
(Omega)  2.078%,12/17/19..............................................    40,000   39,910,752
(Omega)  NIKE, Inc. 1.836%, 11/07/19..................................    22,000   21,993,241
Novartis Finance Corp.
(Omega)  1.952%,12/02/19..............................................    12,000   11,982,837
         1.871%,12/19/19..............................................    46,150   46,044,345
NRW Bank
(Omega)  1.775%,11/05/19..............................................    10,000    9,997,719
(Omega)  2.014%,12/02/19..............................................    25,000   24,961,111
NRW. Bank
(Omega)  1.894%,11/15/19..............................................    75,000   74,947,500
         2.035%, 12/02/19.............................................    50,000   49,922,222
Oesterreichische Kontrollbank AG
         2.097%, 11/06/19.............................................    10,000    9,997,370
         2.098%, 11/06/19.............................................    30,000   29,992,110
Oversea-Chinese Banking Corp., Ltd.
(Omega)  2.069%,01/06/20..............................................    25,000   24,905,874
(Omega)  2.124%,01/16/20..............................................   100,000   99,569,442

                                                                      FACE
                                                                     AMOUNT^       VALUE+
                                                                    ---------- --------------
                                                                      (000)
                                                                    ----------
Pfizer, Inc.
(Omega)  2.072%,01/23/20.........................................       38,000 $   37,846,252
(Omega)  2.063%,02/04/20.........................................       50,000     49,764,934
(Omega)  1.994%,03/05/20.........................................       20,000     19,875,680
         2.087%, 03/05/20........................................       10,000      9,937,840
(Omega)  2.096%,11/12/19.........................................       75,000     74,960,200
Province of Quebec Canada
(Omega)  1.823%,11/22/19.........................................       75,000     74,926,666
(Omega)  1.869%,01/23/20.........................................       75,000     74,696,550
PSP Capital, Inc.
(Omega)  1.800%,01/02/20.........................................       20,000     19,940,990
(Omega)  1.828%,11/25/19.........................................       60,000     59,935,541
(Omega)  Sanofi 1.984%, 12/11/19.................................      100,000     99,813,222
Total Capital Canada, Ltd.
(Omega)  2.008%,01/06/20.........................................       50,000     49,838,362
(Omega)  1.996%,01/08/20.........................................       13,700     13,654,337
(Omega)  1.915%,01/23/20.........................................      100,000     99,590,733
(Omega)  Total Fina ELF Cap. 1.775%, 11/07/19....................       50,000     49,984,055
United Overseas Bank, Ltd.
(Omega)  2.162%,01/07/20.........................................       15,000     14,951,890
(Omega)  2.186%,11/12/19.........................................       24,000     23,987,472
(Omega)  2.158%,11/26/19.........................................        7,500      7,491,409
(Omega)  Walmart, Inc.
         1.869%, 11/18/19........................................       50,000     49,960,000
                                                                               --------------
TOTAL COMMERCIAL PAPER...........................................               2,618,261,709
                                                                               --------------

                                                                     SHARES
                                                                    ----------
TEMPORARY CASH INVESTMENTS -- (0.4%)
         State Street Institutional U.S. Government Money Market
           Fund 1.752%...........................................   29,512,946     29,512,946
                                                                               --------------
SECURITIES LENDING COLLATERAL -- (1.7%)
@(S)     The DFA Short Term Investment Fund......................   11,436,471    132,331,409
                                                                               --------------

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED


                                                    FACE
                                                   AMOUNT      VALUE+
                                                   ------- --------------
                                                   (000)
                                                   -------
REPURCHASE AGREEMENTS -- (0.7%)
   JPMorgan Chase & Co. 1.73% 11/01/2019,
     (Purchased on 10/31/19, Proceeds at maturity
     $25,001,201, collateralized by U.S. Treasury
     Securities, 1.63% - 2.88%, 10/31/26
     -08/15/28, Market Value $25,500,006)......... $25,000 $   25,000,000
   RBC Dominion Securities, Inc. 1.72%
     11/01/2019, (Purchased on 10/31/19, Proceeds
     at maturity $25,001,194, collateralized by
     U.S. Treasury Securities, 0.00% -8.75%,
     11/21/19 - 06/30/25, Market Value
     $25,500,033).................................  25,000     25,000,000
                                                           --------------
TOTAL REPURCHASE AGREEMENTS                                    50,000,000
                                                           --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,533,020,702)...........................         $7,538,088,052
                                                           ==============

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         -------------------------------------------------
                                           LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                         ----------- -------------- ------- --------------
Agency Obligations......................          -- $  744,930,862   --    $  744,930,862
Bonds...................................          --  2,940,856,553   --     2,940,856,553
U.S. Treasury Obligations...............          --    589,742,180   --       589,742,180
Certificates of Deposit.................          --    432,452,393   --       432,452,393
Commercial Paper........................          --  2,618,261,709   --     2,618,261,709
Temporary Cash Investments.............. $29,512,946             --   --        29,512,946
Securities Lending Collateral...........          --    132,331,409   --       132,331,409
Repurchase Agreements...................          --     50,000,000   --        50,000,000
                                         ----------- --------------   --    --------------
TOTAL................................... $29,512,946 $7,508,575,106   --    $7,538,088,052
                                         =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                                 FACE
                                                                                AMOUNT^    VALUE+
                                                                                ------- ------------
                                                                                 (000)
BONDS -- (79.1%)
AUSTRALIA -- (1.2%)
Australia & New Zealand Banking Group, Ltd.
(Omega)   2.250%, 12/19/19.................................................     12,000  $ 12,005,735
Commonwealth Bank of Australia
(Omega)   2.250%, 03/10/20.................................................      9,000     9,010,486
#(Omega)  2.050%, +09/18/20................................................      4,250     4,262,440
#         2.400%, 11/02/20.................................................     19,446    19,548,955
National Australia Bank, Ltd.
(Omega)   2.400%, 12/09/19.................................................      2,492     2,493,371
#         2.250%, 01/10/20.................................................      4,300     4,302,902
#         2.625%, 07/23/20.................................................      6,100     6,134,758
          2.500%, 01/12/21.................................................     10,000    10,062,300
                                                                                        ------------
TOTAL AUSTRALIA............................................................               67,820,947
                                                                                        ------------
AUSTRIA -- (2.3%)
Oesterreichische Kontrollbank AG
          1.750%, 01/24/20.................................................     68,158    68,148,458
          1.375%, 02/10/20.................................................     55,318    55,249,216
                                                                                        ------------
TOTAL AUSTRIA..............................................................              123,397,674
                                                                                        ------------
BELGIUM -- (3.0%)
Dexia Credit Local SA
          0.040%, 12/11/19................................................. EUR 13,000    14,503,855
          1.875%, 01/29/20.................................................     43,074    43,070,460
          0.250%, 03/19/20................................................. EUR 33,800    37,780,063
          2.000%, 01/22/21................................................. EUR 10,250    11,766,340
          0.200%, 03/16/21................................................. EUR 23,900    26,862,670
          0.875%, 09/07/21................................................. GBP  6,000     7,763,781
          0.625%, 01/21/22................................................. EUR  7,400     8,427,361
          1.125%, 06/15/22................................................. GBP    400       520,796
Kingdom of Belgium Treasury Bill
          0.000%, 11/07/19................................................. EUR 12,000    13,384,276
                                                                                        ------------
TOTAL BELGIUM..............................................................              164,079,602
                                                                                        ------------
CANADA -- (19.9%)
Bank of Montreal
(r)       2.559%, 06/15/20.................................................      4,530     4,540,555
          1.880%, 03/31/21................................................. CAD 68,000    51,549,586
(r)       2.922%, 08/27/21.................................................     10,200    10,311,180
          0.250%, 11/17/21................................................. EUR 12,000    13,466,644
(r)       0.087%, 09/28/21................................................. EUR  3,500     3,929,273
(r)       0.067%, 03/14/22................................................. EUR  1,500     1,684,175
Bank of Montreal
(r)       2.341%, 07/13/20.................................................      7,816     7,826,828

                                                                                               FACE
                                                                                              AMOUNT^     VALUE+
                                                                                              ------- --------------
                                                                                               (000)
CANADA -- (Continued)
Bank of Nova Scotia (The)
         2.130%, 06/15/20................................................................ CAD  58,000 $   44,112,323
         3.270%, 01/11/21................................................................ CAD 131,280    101,166,635
         0.375%, 04/06/22................................................................ EUR   2,000      2,252,652
Canada Housing Trust No 1
(Omega)  3.750%, 03/15/20................................................................ CAD  50,000     38,239,314
Canadian Imperial Bank of Commerce
         1.850%, 07/14/20................................................................ CAD  40,000     30,364,589
(r)      2.353%, 10/05/20................................................................       7,000      7,015,890
(r)      2.581%, 02/02/21................................................................       5,000      5,009,350
         1.900%, 04/26/21................................................................ CAD  65,940     50,005,960
CPPIB Capital, Inc.
         1.400%, 06/04/20................................................................ CAD  37,500     28,421,817
Manitoba, Province of Canada
         0.750%, 12/15/21................................................................ GBP  10,760     13,868,947
Province of Alberta Canada
         1.250%, 06/01/20................................................................ CAD  88,500     67,017,702
         1.350%, 09/01/21................................................................ CAD  15,000     11,318,161
Province of British Columbia Canada
         3.700%, 12/18/20................................................................ CAD  75,500     58,593,755
Province of Ontario Canada
         4.200%, 06/02/20................................................................ CAD 137,500    105,889,929
         4.000%, 06/02/21................................................................ CAD  28,794     22,649,560
Province of Quebec Canada
         4.500%, 12/01/20................................................................ CAD 109,000     85,203,060
         4.250%, 12/01/21................................................................ CAD  15,000     11,979,273
Royal Bank of Canada
         2.125%, 03/02/20................................................................      10,000     10,007,567
#        2.150%, 03/06/20................................................................       7,000      7,005,715
         1.920%, 07/17/20................................................................ CAD  78,000     59,239,374
(r)      2.176%, 10/26/20................................................................       4,500      4,510,330
         2.860%, 03/04/21................................................................ CAD  17,000     13,053,770
         2.030%, 03/15/21................................................................ CAD  65,000     49,389,340
(r)      2.326%, 04/30/21................................................................       3,057      3,067,892
Toronto-Dominion Bank (The)
(r)      2.799%, 11/05/19................................................................       3,000      3,000,067
         1.693%, 04/02/20................................................................ CAD  87,000     66,007,312
(r)      2.418%, 06/11/20................................................................      10,000     10,017,125
         2.563%, 06/24/20................................................................ CAD 103,000     78,550,892
         0.625%, 03/08/21................................................................ EUR   8,605      9,703,951
                                                                                                      --------------
TOTAL CANADA.............................................................................              1,089,970,493
                                                                                                      --------------
DENMARK -- (2.3%)
Denmark Government Bond
         3.000%, 11/15/21................................................................ DKK 740,000    118,937,093
Kommunekredit
         1.625%, 06/12/20................................................................       7,114      7,101,124
                                                                                                      --------------
TOTAL DENMARK............................................................................                126,038,217
                                                                                                      --------------

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED


                                                                            FACE
                                                                           AMOUNT^    VALUE+
                                                                           ------- ------------
                                                                            (000)
FINLAND -- (0.6%)
Municipality Finance P.L.C.
     1.500%, 03/23/20.................................................       8,929 $  8,914,267
(r)  1.946%, 10/26/20.................................................       8,000    7,997,535
(r)  2.174%, 02/17/21.................................................      17,600   17,600,704
                                                                                   ------------
TOTAL FINLAND.........................................................               34,512,506
                                                                                   ------------
FRANCE -- (7.2%)
Agence Francaise de Developpement
     1.625%, 01/21/20.................................................     119,240  119,148,901
     2.125%, 02/15/21................................................. EUR   4,600    5,293,114
Agence Francaise de Developpement EPIC Floating Rate Note
(r)  2.284%, 06/19/20.................................................      20,000   20,008,926
(r)  2.222%, 06/07/21.................................................       7,400    7,381,594
Caisse d'Amortissement de la Dette Sociale
     1.875%, 01/13/20.................................................      44,200   44,193,016
Caisse des Depots et Consignations Floating Rate Note
(r)  2.175%, 10/02/20.................................................      40,200   40,211,920
France Treasury Bill
     0.000%, 11/14/19................................................. EUR  20,000   22,305,994
IXIS Corporate & Investment Bank SA
     5.875%, 02/24/20................................................. GBP   4,000    5,258,086
Sanofi
     0.000%, 01/13/20................................................. EUR   5,400    6,025,569
     0.875%, 09/22/21................................................. EUR  16,300   18,529,156
     1.125%, 03/10/22................................................. EUR   1,000    1,148,266
Sanofi Floating Rate Note
(r)  0.000%, 03/21/20................................................. EUR   1,000    1,116,716
SNCF Mobilites
     3.625%, 06/03/20................................................. EUR   8,250    9,413,347
SNCF Reseau
     6.000%, 10/12/20................................................. EUR   1,000    1,181,785
SNCF Reseau EPIC
     5.500%, 12/01/21................................................. GBP  32,992   46,691,343
Total Capital International SA Floating Rate Note
(r)  0.000%, 03/19/20................................................. EUR     700      781,639
     2.750%, 06/19/21.................................................       4,327    4,391,505
     2.125%, 11/19/21................................................. EUR  14,000   16,362,771
Total Capital SA
     4.450%, 06/24/20.................................................      18,250   18,549,005
     4.125%, 01/28/21.................................................       3,500    3,596,519
Unedic Asseo
     0.125%, 03/05/20................................................. EUR   1,500    1,675,556
                                                                                   ------------
TOTAL FRANCE..........................................................              393,264,728
                                                                                   ------------

                                                                            FACE
                                                                           AMOUNT^    VALUE+
                                                                           ------- ------------
                                                                            (000)
GERMANY -- (7.8%)
Deutsche Bahn Finance GMBH
     3.500%, 06/10/20................................................. EUR    500  $    570,130
     4.375%, 09/23/21................................................. EUR  5,015     6,077,601
Erste Abwicklungsanstalt Floating Rate Note
(r)  2.312%, 03/09/20.................................................      6,200     6,204,898
Erste Abwicklungsanstalt
     2.500%, 03/13/20.................................................     21,200    21,244,902
FMS Wertmanagement
     1.125%, 12/13/19................................................. GBP  3,000     3,887,007
     1.750%, 01/24/20.................................................     29,450    29,440,871
FMS Wertmanagement Floating Rate Note
(r)  0.991%, 01/14/22................................................. GBP 20,000    25,930,577
Kreditanstalt fuer Wiederaufbau
     1.125%, 12/23/19................................................. GBP  2,000     2,591,550
     4.000%, 01/27/20.................................................        250       251,243
     1.625%, 06/05/20................................................. GBP 16,000    20,816,796
     3.500%, 01/22/21................................................. SEK  2,000       215,516
     1.375%, 02/01/21................................................. GBP 21,000    27,387,548
     5.550%, 06/07/21................................................. GBP  5,000     6,957,637
     1.000%, 10/12/21................................................. NOK 80,000     8,584,984
Land Baden-Wuerttemberg Floating Rate Note
(r)  0.343%, 07/19/21................................................. EUR  1,561     1,763,929
Landeskreditbank Baden-Wuerttemberg Foerderbank
(r)  2.220%, 09/27/21.................................................     76,000    76,082,080
Landwirtschaftliche Rentenbank Floating Rate Note
(r)  2.388%, 06/03/21.................................................      6,728     6,749,906
NRW Bank
     1.875%, 01/27/20.................................................     23,000    22,995,170
(r)  2.227%, 02/08/21.................................................     19,000    18,988,030
     0.000%, 02/01/22................................................. EUR  2,000     2,253,177
NRW. Bank Floating Rate Note
(r)  2.187%, 03/05/21.................................................     24,000    24,000,480
State of North Rhine-Westphalia Germany
     1.625%, 01/22/20.................................................     48,650    48,614,096
     1.250%, 03/13/20................................................. EUR  1,540     1,727,901
State of North Rhine-Westphalia Germany Floating Rate Note
(r)  0.857%, 10/29/21................................................. GBP 48,000    62,127,112
                                                                                   ------------
TOTAL GERMANY.........................................................              425,463,141
                                                                                   ------------

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED


                                                                                 FACE
                                                                                AMOUNT^    VALUE+
                                                                                ------- ------------
                                                                                 (000)
JAPAN -- (3.5%)
Total Capital Canada, Ltd.
          1.875%, 07/09/20................................................. EUR 40,000  $ 45,279,293
Toyota Credit Canada, Inc.
          2.480%, 11/19/19................................................. CAD  7,500     5,695,012
          1.800%, 02/19/20................................................. CAD  5,000     3,794,321
          2.200%, 02/25/21................................................. CAD  5,000     3,803,925
Toyota Motor Credit Corp.
#         2.200%, 01/10/20.................................................     36,592    36,613,223
#         2.150%, 03/12/20.................................................     65,658    65,723,141
          1.800%, 07/23/20................................................. EUR  1,500     1,697,542
          4.250%, 01/11/21.................................................      1,000     1,028,907
          1.000%, 03/09/21................................................. EUR  5,899     6,679,432
          1.900%, 04/08/21.................................................      1,883     1,887,265
          1.000%, 09/10/21................................................. EUR  4,534     5,160,837
Toyota Motor Credit Corp. Floating Rate Note
#(r)      2.567%, 01/08/21.................................................      2,549     2,560,544
Toyota Motor Finance Netherlands BV
          0.250%, 01/10/22................................................. EUR  9,662    10,857,934
                                                                                        ------------
TOTAL JAPAN................................................................              190,781,376
                                                                                        ------------
NETHERLANDS -- (4.7%)
Bank Nederlandse Gemeenten NV
          1.375%, 12/09/19................................................. GBP  4,000     5,183,784
BNG Bank NV
          3.875%, 11/04/19................................................. EUR  8,333     9,293,792
          1.625%, 11/25/19.................................................      2,800     2,799,216
(Omega)   2.500%, 02/28/20.................................................     17,000    17,027,642
          1.750%, 03/24/20.................................................     48,034    48,003,162
          5.375%, 06/07/21................................................. GBP  2,000     2,771,511
Cooperatieve Rabobank UA
          2.250%, 01/14/20.................................................     17,345    17,355,581
          4.750%, 01/15/20.................................................      5,000     5,027,409
#(Omega)  4.750%, 01/15/20.................................................      4,750     4,776,038
#         4.500%, 01/11/21.................................................      2,962     3,053,203
          4.125%, 01/12/21................................................. EUR    500       586,369
          4.625%, 01/13/21................................................. GBP    850     1,146,627
          2.500%, 01/19/21.................................................     12,410    12,503,491
Nederlandse Waterschapsbank NV
          1.625%, 03/04/20.................................................     39,199    39,160,036
Shell International Finance BV
          2.000%, 12/20/19................................................. GBP    760       985,529
          4.375%, 03/25/20.................................................     17,701    17,867,442
          2.125%, 05/11/20.................................................     18,815    18,847,015
          2.250%, 11/10/20.................................................     19,639    19,707,779
          1.625%, 03/24/21................................................. EUR 24,210    27,706,952
          1.875%, 05/10/21.................................................      2,909     2,911,848
          1.250%, 03/15/22................................................. EUR    257       296,649
                                                                                        ------------
TOTAL NETHERLANDS..........................................................              257,011,075
                                                                                        ------------

                                                                                                  FACE
                                                                                                 AMOUNT^    VALUE+
                                                                                                 ------- ------------
                                                                                                  (000)
NORWAY -- (2.3%)
Equinor ASA
            2.250%, 11/08/19................................................................      46,499 $ 46,498,659
            2.000%, 09/10/20................................................................ EUR  16,723   19,008,919
            5.625%, 03/11/21................................................................ EUR   9,326   11,217,661
Kommunalbanken A.S.
            2.500%, 04/17/20................................................................      12,734   12,767,363
(r)(Omega)  2.172%, 03/12/21................................................................       2,600    2,599,425
            1.500%, 04/19/22................................................................ NOK 100,000   10,788,101
(r)         2.449%, 06/16/20................................................................      20,000   20,040,600
(r)         2.041%, 04/15/21................................................................       5,500    5,497,254
                                                                                                         ------------
TOTAL NORWAY................................................................................              128,417,982
                                                                                                         ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (9.5%)
African Development Bank
            1.875%, 03/16/20................................................................      35,400   35,395,398
Asian Development Bank
            1.375%, 06/11/20................................................................ CAD     835      632,612
Council Of Europe Development Bank
            1.625%, 03/10/20................................................................      72,316   72,255,949
EUROFIMA
            4.000%, 10/27/21................................................................ EUR   6,950    8,432,117
(r)         2.248%, 11/15/21................................................................      11,000   10,997,140
EUROFIMA Floating Rate Note
(r)         2.238%, 03/11/22................................................................       5,285    5,280,719
European Financial Stability Facility
            0.125%, 11/04/19................................................................ EUR     742      827,552
European Investment Bank Floating Rate Note
(r)         0.000%, 01/15/20................................................................ EUR   1,000    1,116,404
(r)         1.015%, 02/17/20................................................................ GBP  15,000   19,444,049
            1.250%, 11/05/20................................................................ CAD  85,000   64,198,330
(r)(Omega)  2.245%, 03/24/21................................................................       9,000    9,017,209
            1.000%, 05/25/21................................................................ NOK  47,220    5,114,218
(Omega)     2.250%, 07/30/21................................................................ CAD  15,000   11,495,141
            2.250%, 07/30/21................................................................ CAD  10,000    7,663,427
            4.250%, 12/07/21................................................................ GBP   4,674    6,488,499
(r)         0.991%, 01/10/22................................................................ GBP  13,947   18,096,781
            1.500%, 05/12/22................................................................ NOK 225,000   24,394,339
European Stability Mechanism
            0.000%, 11/07/19................................................................ EUR  76,500   85,330,929
            0.000%, 12/05/19................................................................ EUR  30,000   33,474,413
            0.000%, 01/23/20................................................................ EUR  10,000   11,165,681
European Stability Mechanism Treasury Bill
            0.000%, 11/21/19................................................................ EUR  12,500   13,945,119
Inter-American Development Bank
(r)         1.940%, 10/09/20................................................................      15,000   14,993,550

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED


                                                                            FACE
                                                                           AMOUNT^    VALUE+
                                                                           ------- ------------
                                                                            (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
Inter-American Investment Corp.
(r)  2.076%, 10/12/21.................................................      47,500 $ 47,503,800
International Bank for Reconstruction & Development
     1.125%, 03/11/20................................................. CAD  12,255    9,281,085
Nordic Investment Bank
     1.375%, 07/15/20................................................. NOK  47,640    5,166,701
                                                                                   ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS..........................              521,711,162
                                                                                   ------------
SWEDEN -- (3.7%)
Kommuninvest I Sverige AB
     0.750%, 02/16/20................................................. SEK  20,000    2,075,851
     1.750%, 03/19/20.................................................      57,760   57,732,160
     2.500%, 12/01/20................................................. SEK 506,380   53,817,143
     1.000%, 09/15/21................................................. SEK 430,000   45,310,534
Svensk Export Credit AB
(r)  2.169%, 12/14/20.................................................      28,929   28,929,190
Svensk Exportkredit AB
(r)  2.247%, 12/13/21.................................................      12,000   12,016,770
Svenska Handelsbanken AB
#    1.950%, 09/08/20.................................................       2,500    2,501,509
     3.000%, 11/20/20................................................. GBP   1,000    1,321,371
                                                                                   ------------
TOTAL SWEDEN..........................................................              203,704,528
                                                                                   ------------
SWITZERLAND -- (1.5%)
Nestle Finance International, Ltd.
     1.250%, 05/04/20................................................. EUR     788      885,528
     0.750%, 11/08/21................................................. EUR   1,356    1,541,390
Nestle Holdings, Inc.
     2.125%, 01/14/20.................................................       9,572    9,574,087
     1.750%, 12/09/20................................................. GBP   2,400    3,135,746
Novartis Capital Corp.
#    1.800%, 02/14/20.................................................       7,805    7,803,538
#    4.400%, 04/24/20.................................................         470      475,605
Novartis Finance SA
     0.000%, 03/31/21................................................. EUR  50,532   56,591,083
     0.750%, 11/09/21................................................. EUR   2,500    2,845,994
                                                                                   ------------
TOTAL SWITZERLAND.....................................................               82,852,971
                                                                                   ------------
UNITED KINGDOM -- (2.6%)
United Kingdom Treasury Bill
     0.000%, 11/04/19................................................. GBP  41,300   53,497,964
     0.000%, 11/11/19................................................. GBP  40,000   51,806,376
     0.000%, 11/18/19................................................. GBP  30,000   38,849,059
                                                                                   ------------
TOTAL UNITED KINGDOM..................................................              144,153,399
                                                                                   ------------

                                                                             FACE
                                                                            AMOUNT^     VALUE+
                                                                            ------- --------------
                                                                             (000)
UNITED STATES -- (7.0%)
3M Co.
      1.875%, 11/15/21................................................. EUR     300 $      348,492
Apple, Inc.
      1.550%, 02/07/20.................................................       7,500      7,488,614
#     1.900%, 02/07/20.................................................      11,408     11,409,637
#(r)  2.435%, 02/07/20.................................................      15,000     15,009,324
#(r)  3.278%, 02/23/21.................................................         800        810,586
Berkshire Hathaway, Inc.
      0.250%, 01/17/21................................................. EUR   1,074      1,203,026
Chevron Corp.
      2.193%, 11/15/19.................................................      31,566     31,569,788
#     1.991%, 03/03/20.................................................      19,589     19,597,064
#(r)  2.688%, 11/15/21.................................................       6,000      6,048,113
Cisco Systems, Inc.
      4.450%, 01/15/20.................................................      30,642     30,801,645
Johnson & Johnson
      0.250%, 01/20/22................................................. EUR  30,363     34,244,474
Merck & Co., Inc.
      1.850%, 02/10/20.................................................      18,426     18,426,548
      1.125%, 10/15/21................................................. EUR  46,986     53,614,201
Microsoft Corp.
#     1.850%, 02/06/20.................................................      12,000     12,002,931
      2.125%, 12/06/21................................................. EUR  10,406     12,129,114
Oracle Corp.
      2.250%, 01/10/21................................................. EUR  25,525     29,315,347
      2.250%, 01/10/21................................................. EUR  22,330     25,645,904
      1.900%, 09/15/21.................................................         760        761,625
Pfizer, Inc.
      0.250%, 03/06/22................................................. EUR   2,857      3,217,421
Procter & Gamble Co. (The)
      4.125%, 12/07/20................................................. EUR   9,791     11,439,466
      2.000%, 11/05/21................................................. EUR  16,974     19,794,128
Walmart, Inc.
#     2.850%, 06/23/20.................................................      14,644     14,748,570
(r)   2.389%, 06/23/21.................................................      25,925     26,008,919
                                                                                    --------------
TOTAL UNITED STATES....................................................                385,634,937
                                                                                    --------------
TOTAL BONDS............................................................              4,338,814,738
                                                                                    --------------
U.S. TREASURY OBLIGATIONS -- (16.4%)
U.S. Treasury Notes
(r)   1.752%, 01/31/21.................................................      97,000     96,890,611
(r)   1.776%, 04/30/21.................................................     398,500    397,988,199
(r)   1.857%, 07/31/21.................................................     405,000    404,938,229
                                                                                    --------------
TOTAL U.S. TREASURY OBLIGATIONS........................................                899,817,039
                                                                                    --------------

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED


                                                                               FACE
                                                                              AMOUNT^     VALUE+
                                                                              ------- --------------
                                                                               (000)
AGENCY OBLIGATIONS -- (0.1%)
Federal Farm Credit Bank
(r)         1.940%, 08/09/21.................................................  8,000  $    7,982,089
                                                                                      --------------
TOTAL INVESTMENT SECURITIES (Cost $5,257,844,011)............................          5,246,613,866
                                                                                      --------------
COMMERCIAL PAPER -- (4.2%)
(Omega)     Erste Abwicklungsanstalt 1.866%, 02/19/20........................ 25,000      24,861,636
(Omega)     KFW International Finance, Inc. 1.823%, 01/28/20................. 50,000      49,779,972
(Omega)     NRW Bank 1.775%, 11/05/19........................................  8,000       7,998,176
(r)(Omega)  Oversea-Chinese Banking Corp., Ltd. 2.035%, 05/15/20............. 50,000      50,000,000

                                                                            FACE
                                                                           AMOUNT^     VALUE+
                                                                           ------- --------------
                                                                            (000)
(Omega)  Pfizer, Inc. 2.096%, 11/12/19....................................  50,000 $   49,973,466
(Omega)  Total Fina Elf Cap 1.846%, 11/05/19..............................  50,000     49,988,541
                                                                                   --------------
TOTAL COMMERCIAL PAPER....................................................            232,601,791
                                                                                   --------------

                                                                           SHARES
                                                                           -------
SECURITIES LENDING COLLATERAL -- (0.2%)
@(S)     The DFA Short Term Investment Fund............................... 714,069      8,262,498
                                                                                   --------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $5,498,703,985).................................................         $5,487,478,155
                                                                                   ==============

As of October 31, 2019, DFA Two-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                UNREALIZED
                                                                                 FOREIGN
                                                                                 EXCHANGE
                                                                   SETTLEMENT  APPRECIATION
CURRENCY PURCHASED   CURRENCY SOLD           COUNTERPARTY             DATE    (DEPRECIATION)
------------------  ---------------- ----------------------------- ---------- --------------
EUR     13,009,156  USD   14,527,014 State Street Bank and Trust    01/14/20   $    55,645
GBP      7,573,651  USD    9,540,491 State Street Bank and Trust    12/30/19       289,285
USD     54,722,790  NOK  500,432,682 Goldman Sachs International    11/05/19       304,716
USD    134,378,873  CAD  176,735,833 State Street Bank and Trust    01/13/20       136,786
USD     78,591,407  CAD  102,872,104 State Street Bank and Trust    01/22/20       451,842
USD    121,417,902  CAD  158,449,682 National Australia Bank Ltd.   01/28/20     1,061,022
                                                                               -----------
TOTAL APPRECIATION                                                             $ 2,299,296

CAD    174,873,710  USD  132,903,391 State Street Bank and Trust    11/04/19   $  (130,748)
USD    132,083,193  CAD  174,873,710 JP Morgan                      11/04/19      (689,450)
USD     59,019,694  GBP   45,927,707 JP Morgan                      11/15/19      (493,039)
USD    118,162,904  DKK  803,604,946 State Street Bank and Trust    12/30/19    (2,340,208)
USD    133,302,528  GBP  107,982,281 State Street Bank and Trust    12/30/19    (6,846,742)
USD    123,197,182  CAD  163,737,432 UBS AG                         01/02/20    (1,168,548)
USD    116,938,143  GBP   94,372,423 Citibank, N.A.                 01/03/20    (5,566,358)
USD    126,968,387  CAD  169,128,685 State Street Bank and Trust    01/03/20    (1,492,539)
USD    131,950,624  CAD  175,453,689 State Street Bank and Trust    01/07/20    (1,315,696)
USD        501,982  EUR      450,781 JP Morgan                      01/08/20        (3,136)
USD      3,469,713  EUR    3,126,373 State Street Bank and Trust    01/08/20       (33,507)
USD    117,472,817  CAD  156,363,814 Citibank, N.A.                 01/08/20    (1,294,019)
USD    121,747,799  EUR  110,046,291 State Street Bank and Trust    01/08/20    (1,563,259)
USD    121,478,703  CAD  161,486,414 JP Morgan                      01/09/20    (1,179,318)
USD    132,814,328  EUR  120,199,401 Bank of America Corp.          01/09/20    (1,881,995)
USD    124,270,910  CAD  165,316,100 Bank of America Corp.          01/10/20    (1,296,271)
USD    134,631,197  EUR  121,249,715 JP Morgan                      01/10/20    (1,250,508)
USD      5,112,472  SEK   49,741,055 JP Morgan                      01/14/20       (60,980)
USD     95,772,231  SEK  936,230,392 HSBC Bank                      01/14/20    (1,602,916)

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED


                                                                                UNREALIZED
                                                                                 FOREIGN
                                                                                 EXCHANGE
                                                                   SETTLEMENT  APPRECIATION
CURRENCY PURCHASED   CURRENCY SOLD           COUNTERPARTY             DATE    (DEPRECIATION)
------------------  ---------------- ----------------------------- ---------- --------------
USD    142,056,129  EUR  128,259,417 National Australia Bank Ltd.   01/14/20   $ (1,716,707)
USD    137,159,782  EUR  123,627,314 State Street Bank and Trust    01/15/20     (1,429,243)
USD    116,184,513  GBP   89,955,601 State Street Bank and Trust    01/22/20       (647,994)
USD    126,117,578  EUR  112,897,748 State Street Bank and Trust    01/24/20       (513,777)
                                                                               ------------
TOTAL (DEPRECIATION)                                                           $(34,516,958)
                                                                               ------------
TOTAL APPRECIATION
  (DEPRECIATION)                                                               $(32,217,662)
                                                                               ============

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ----------------------------------------------
                                                             LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                                             ------- --------------  ------- --------------
Bonds
   Australia................................................   --    $   67,820,947    --    $   67,820,947
   Austria..................................................   --       123,397,674    --       123,397,674
   Belgium..................................................   --       164,079,602    --       164,079,602
   Canada...................................................   --     1,089,970,493    --     1,089,970,493
   Denmark..................................................   --       126,038,217    --       126,038,217
   Finland..................................................   --        34,512,506    --        34,512,506
   France...................................................   --       393,264,728    --       393,264,728
   Germany..................................................   --       425,463,141    --       425,463,141
   Japan....................................................   --       190,781,376    --       190,781,376
   Netherlands..............................................   --       257,011,075    --       257,011,075
   Norway...................................................   --       128,417,982    --       128,417,982
   Supranational Organization Obligations...................   --       521,711,162    --       521,711,162
   Sweden...................................................   --       203,704,528    --       203,704,528
   Switzerland..............................................   --        82,852,971    --        82,852,971
   United Kingdom...........................................   --       144,153,399    --       144,153,399
   United States............................................   --       385,634,937    --       385,634,937
Agency Obligations..........................................   --         7,982,089    --         7,982,089
U.S. Treasury Obligations...................................   --       899,817,039    --       899,817,039
Commercial Paper............................................   --       232,601,791    --       232,601,791
Securities Lending Collateral...............................   --         8,262,498    --         8,262,498
Forward Currency Contracts**................................   --       (32,217,662)   --       (32,217,662)
                                                               --    --------------    --    --------------
TOTAL.......................................................   --    $5,455,260,493    --    $5,455,260,493
                                                               ==    ==============    ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

             DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
BONDS -- (81.7%)
AUSTRALIA -- (3.0%)
ASB Finance, Ltd.
         0.500%, 06/10/22.............................. EUR  2,000  $ 2,265,352
Australia & New Zealand Banking Group Ltd.
(r)      2.584%, 05/17/21..............................      6,000    6,022,785
BHP Billiton Finance, Ltd. Co.
         3.000%, 03/30/20.............................. AUD  6,500    4,510,544
Commonwealth Bank of Australia
         0.500%, 07/11/22.............................. EUR  5,725    6,492,577
National Australia Bank, Ltd. Floating Rate Note
(r)      2.619%, 11/04/21..............................      3,245    3,278,594
         0.875%, 01/20/22.............................. EUR  1,112    1,268,031
         0.350%, 09/07/22.............................. EUR  1,500    1,695,434
Westpac Banking Corp.
(r)      2.280%, 01/25/21..............................      1,114    1,115,755
(r)      2.974%, 08/19/21..............................        540      545,931
         0.250%, 01/17/22.............................. EUR  8,500    9,556,741
                                                                    -----------
TOTAL AUSTRALIA........................................              36,751,744
                                                                    -----------
BELGIUM -- (3.0%)
Anheuser-Busch InBev SA
         0.800%, 04/20/23.............................. EUR  1,439    1,651,285
Dexia Credit Local SA
         0.625%, 01/21/22.............................. EUR  1,250    1,423,541
         0.250%, 06/02/22.............................. EUR  2,000    2,263,345
         1.125%, 06/15/22.............................. GBP  2,000    2,603,982
         0.750%, 01/25/23.............................. EUR  6,000    6,920,711
         0.250%, 06/01/23.............................. EUR 12,900   14,661,014
         0.625%, 02/03/24.............................. EUR  7,000    8,093,259
                                                                    -----------
TOTAL BELGIUM..........................................              37,617,137
                                                                    -----------
CANADA -- (10.9%)
Alimentation Couche-Tard, Inc.
         3.319%, 11/01/19.............................. CAD  8,200    6,225,986
Bank of Montreal
(r)      2.922%, 08/27/21..............................      2,000    2,021,800
Bank of Nova Scotia (The)
(r)      2.406%, 04/20/21..............................      5,000    5,016,109
Canada Housing Trust No 1
(Omega)  2.000%, 12/15/19.............................. CAD 15,000   11,390,821
(Omega)  1.450%, 06/15/20.............................. CAD 17,000   12,888,042
Canadian Imperial Bank of Commerce
         0.750%, 03/22/23.............................. EUR  5,000    5,725,614
         0.375%, 05/03/24.............................. EUR  1,740    1,945,531

                                                             FACE
                                                            AMOUNT^    VALUE+
                                                            ------- ------------
                                                             (000)
CANADA -- (Continued)
Canadian Natural Resources, Ltd.
         2.950%, 01/15/23..............................      5,660  $  5,775,551
Enbridge, Inc.
#        4.000%, 10/01/23..............................      3,000     3,183,322
Province of British Columbia Canada
         4.100%, 12/18/19.............................. CAD 10,000     7,614,000
Rogers Communications, Inc.
         4.100%, 10/01/23..............................      1,000     1,066,520
Royal Bank of Canada
         1.920%, 07/17/20.............................. CAD 10,000     7,594,792
         2.860%, 03/04/21.............................. CAD 25,000    19,196,720
(r)      2.326%, 04/30/21..............................      3,394     3,406,093
         1.968%, 03/02/22.............................. CAD  8,000     6,058,401
Toronto-Dominion Bank (The)
         2.250%, 11/05/19..............................      9,067     9,067,066
         1.693%, 04/02/20.............................. CAD  7,000     5,310,933
         2.563%, 06/24/20.............................. CAD 14,000    10,676,820
(r)      3.043%, 04/07/21..............................      1,077     1,089,289
(r)      2.568%, 06/11/21..............................      2,000     2,007,040
         1.994%, 03/23/22.............................. CAD 10,000     7,577,101
                                                                    ------------
TOTAL CANADA...........................................              134,837,551
                                                                    ------------
DENMARK -- (1.1%)
AP Moller - Maersk A.S.
         1.500%, 11/24/22.............................. EUR  2,680     3,110,662
AP Moller Maersk A.S.
         1.750%, 03/18/21.............................. EUR  2,551     2,913,811
Danske Bank A.S.
(Omega)  2.800%, 03/10/21..............................      5,000     5,039,817
Kommunekredit
         0.250%, 03/29/23.............................. EUR  2,000     2,278,829
                                                                    ------------
TOTAL DENMARK..........................................               13,343,119
                                                                    ------------
FINLAND -- (0.6%)
Nordea Bank Abp
         0.300%, 06/30/22.............................. EUR  5,000     5,639,557
OP Corporate Bank P.L.C.
         0.750%, 03/03/22.............................. EUR    725       825,531
         0.375%, 10/11/22.............................. EUR    500       565,580
                                                                    ------------
TOTAL FINLAND..........................................                7,030,668
                                                                    ------------
FRANCE -- (2.1%)
BNP Paribas SA
         1.000%, 06/27/24.............................. EUR  6,000     6,914,340
BPCE SA
         1.125%, 12/14/22.............................. EUR  2,200     2,544,690
         0.375%, 10/05/23.............................. EUR    500       565,252

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED


                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
FRANCE -- (Continued)
Caisse d'Amortissement de la Dette Sociale
            0.125%, 10/25/23........................... EUR  6,500  $ 7,401,782
Pernod Ricard SA
            2.000%, 06/22/20........................... EUR    300      339,307
(Omega)     4.450%, 01/15/22...........................      2,450    2,574,092
Societe Generale SA
(Omega)     2.500%, 04/08/21...........................      4,200    4,221,546
(Omega)     3.250%, 01/12/22...........................      1,000    1,020,591
                                                                    -----------
TOTAL FRANCE...........................................              25,581,600
                                                                    -----------
GERMANY -- (3.4%)
BMW Finance NV
            0.125%, 01/12/21........................... EUR    645      721,627
            0.625%, 10/06/23........................... EUR  2,000    2,273,873
BMW US Capital LLC
(Omega)     3.450%, 04/12/23...........................      5,000    5,206,395
Daimler Canada Finance, Inc.
            1.570%, 05/25/20........................... CAD  3,000    2,271,787
Daimler Finance North America LLC
(r)(Omega)  2.677%, 05/04/20...........................      1,000    1,000,575
#(Omega)    2.850%, 01/06/22...........................      7,200    7,292,417
Deutsche Bank AG
            2.950%, 08/20/20...........................      1,000    1,001,994
Landwirtschaftliche Rentenbank
            0.375%, 01/22/24........................... EUR  4,630    5,339,966
NRW Bank
            0.125%, 03/10/23........................... EUR  7,000    7,947,834
Volkswagen Financial Services AG
            1.375%, 10/16/23........................... EUR  1,000    1,156,994
Volkswagen Group of America Finance LLC
(Omega)     2.400%, 05/22/20...........................      3,625    3,630,872
(Omega)     4.000%, 11/12/21...........................      2,000    2,072,815
Volkswagen International Finance NV
            0.875%, 01/16/23........................... EUR    300      341,912
VW Credit Canada, Inc.
            2.150%, 06/24/20........................... CAD  3,000    2,277,663
                                                                    -----------
TOTAL GERMANY..........................................              42,536,724
                                                                    -----------
ITALY -- (0.5%)
Enel Finance International NV
(Omega)     2.875%, 05/25/22...........................      1,000    1,013,015
            5.000%, 09/14/22........................... EUR  2,000    2,552,221
Eni SpA
            4.000%, 06/29/20........................... EUR    600      687,706
            1.750%, 01/18/24........................... EUR  1,170    1,398,540
                                                                    -----------
TOTAL ITALY............................................               5,651,482
                                                                    -----------

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
JAPAN -- (6.7%)
American Honda Finance Corp.
(r)         2.488%, 06/11/21...........................      5,000  $ 5,011,921
            1.375%, 11/10/22........................... EUR  2,000    2,321,148
            0.550%, 03/17/23........................... EUR  2,606    2,959,125
Daiwa Securities Group, Inc.
(Omega)     3.129%, 04/19/22...........................        700      713,619
Mitsubishi UFJ Financial Group, Inc.
            0.680%, 01/26/23........................... EUR  2,150    2,435,613
            0.980%, 10/09/23........................... EUR  4,000    4,595,481
Mizuho Financial Group, Inc.
#(Omega)    2.632%, 04/12/21...........................      4,000    4,029,242
(r)         3.267%, 09/13/21...........................      1,735    1,756,757
            2.953%, 02/28/22...........................        400      406,856
            0.523%, 06/10/24........................... EUR  3,000    3,379,611
Nissan Motor Acceptance Corp.
(Omega)     2.550%, 03/08/21...........................      3,500    3,509,951
(r)(Omega)  2.789%, 09/21/21...........................      2,000    2,001,873
Sumitomo Mitsui Financial Group, Inc.
            2.058%, 07/14/21...........................      3,000    3,001,235
            0.819%, 07/23/23........................... EUR  4,544    5,186,481
Takeda Pharmaceutical Co., Ltd.
            0.375%, 11/21/20........................... EUR  4,152    4,653,205
Total Capital Canada, Ltd.
            1.125%, 03/18/22........................... EUR  1,500    1,725,497
Toyota Credit Canada, Inc.
            2.200%, 02/25/21........................... CAD 10,000    7,607,850
            2.020%, 02/28/22........................... CAD  4,000    3,025,981
Toyota Motor Credit Corp. Floating Rate Note
(r)         2.220%, 05/22/20...........................      5,000    4,999,990
(r)         2.567%, 01/08/21...........................        992      996,493
(r)         2.281%, 04/13/21...........................     18,000   18,027,558
            0.750%, 07/21/22........................... EUR    500      570,572
                                                                    -----------
TOTAL JAPAN............................................              82,916,059
                                                                    -----------
LUXEMBOURG -- (0.1%)
ArcelorMittal
            2.875%, 07/06/20........................... EUR    800      909,564
                                                                    -----------
NETHERLANDS -- (1.2%)
ABN AMRO Bank NV
            0.500%, 07/17/23........................... EUR    911    1,033,089
Cooperatieve Rabobank UA
            0.125%, 10/11/21........................... EUR    900    1,009,598
            4.000%, 01/11/22........................... EUR    980    1,192,395
            4.750%, 06/06/22........................... EUR  1,367    1,718,441

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED


                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
NETHERLANDS -- (Continued)
ING Bank NV Floating Rate Note
(r)      0.002%, 11/26/21.............................. EUR   2,000 $ 2,242,421
ING Groep NV
         1.000%, 09/20/23.............................. EUR   5,000   5,757,602
Koninklijke Philips NV
         0.500%, 09/06/23.............................. EUR   2,000   2,273,962
                                                                    -----------
TOTAL NETHERLANDS......................................              15,227,508
                                                                    -----------
NORWAY -- (0.1%)
DNB Bank ASA
         4.375%, 02/24/21.............................. EUR   1,288   1,523,225
                                                                    -----------
SPAIN -- (1.8%)
Banco Santander SA
         3.848%, 04/12/23..............................       2,000   2,090,517
Iberdrola International BV
         1.750%, 09/17/23.............................. EUR   1,000   1,190,230
Santander Holdings USA, Inc.
         3.400%, 01/18/23..............................       9,525   9,794,293
Spain Government Bond
(Omega)  5.400%, 01/31/23.............................. EUR   2,500   3,309,485
Telefonica Emisiones SA
         0.750%, 04/13/22.............................. EUR   2,200   2,498,512
         3.987%, 01/23/23.............................. EUR   1,700   2,136,537
         1.069%, 02/05/24.............................. EUR   1,400   1,622,377
                                                                    -----------
TOTAL SPAIN............................................              22,641,951
                                                                    -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (5.6%)
Asian Development Bank
         1.375%, 06/11/20.............................. CAD  12,461   9,440,690
European Financial Stability Facility
         0.200%, 01/17/24.............................. EUR  23,536  26,892,286
European Stability Mechanism
         0.000%, 12/05/19.............................. EUR   4,000   4,463,255
European Stability Mechanism Treasury Bill
         0.000%, 11/21/19.............................. EUR   5,294   5,906,168
         0.000%, 01/09/20.............................. EUR  20,000  22,327,050
                                                                    -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS...........              69,029,449
                                                                    -----------
SWEDEN -- (3.5%)
Kommuninvest I Sverige AB
         0.250%, 06/01/22.............................. SEK 269,000  27,970,730
         0.750%, 02/22/23.............................. SEK  50,000   5,277,931
Skandinaviska Enskilda Banken AB
         0.300%, 02/17/22.............................. EUR   1,250   1,407,366
         1.250%, 08/05/22.............................. GBP   2,000   2,598,592

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
SWEDEN -- (Continued)
Svenska Handelsbanken AB
      0.250%, 02/28/22................................. EUR  4,600  $ 5,174,664
Swedbank AB
      0.250%, 11/07/22................................. EUR    800      897,796
                                                                    -----------
TOTAL SWEDEN...........................................              43,327,079
                                                                    -----------
SWITZERLAND -- (1.0%)
Credit Suisse AG/London
      1.000%, 06/07/23................................. EUR  2,000    2,309,036
Credit Suisse Group Funding Guernsey, Ltd.
      1.250%, 04/14/22................................. EUR  1,000    1,148,971
UBS Group Funding Switzerland AG
      1.750%, 11/16/22................................. EUR  4,700    5,508,197
      2.125%, 03/04/24................................. EUR  2,400    2,899,369
                                                                    -----------
TOTAL SWITZERLAND......................................              11,865,573
                                                                    -----------
UNITED KINGDOM -- (8.6%)
Barclays P.L.C.
      2.750%, 11/08/19.................................      8,000    8,000,454
      3.250%, 01/12/21.................................      1,000    1,010,852
BAT International Finance P.L.C.
      4.875%, 02/24/21................................. EUR    743      881,686
      3.625%, 11/09/21................................. EUR    105      125,562
      0.875%, 10/13/23................................. EUR  5,100    5,773,576
BP Capital Markets P.L.C.
      1.109%, 02/16/23................................. EUR  5,000    5,777,743
BP Capital Markets PLC
      3.497%, 11/09/20................................. CAD  4,000    3,078,612
British Telecommunications P.L.C.
      0.500%, 06/23/22................................. EUR    400      451,326
      1.125%, 03/10/23................................. EUR  7,000    8,063,889
HSBC Bank P.L.C. Floating Rate Note
(r)   0.017%, 03/09/20................................. EUR  4,600    5,137,222
HSBC Holdings PLC
#(r)  3.792%, 05/25/21.................................      3,082    3,138,768
Lloyds Banking Group P.L.C.
      3.000%, 01/11/22.................................      1,000    1,016,475
Mead Johnson Nutrition Co.
      3.000%, 11/15/20.................................      2,800    2,829,665
National Grid North America, Inc.
      0.750%, 08/08/23................................. EUR  6,050    6,895,065
Nationwide Building Society
      0.625%, 04/19/23................................. EUR  3,000    3,417,468
NatWest Markets P.L.C.
      1.000%, 05/28/24................................. EUR  1,630    1,862,495

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED


                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
UNITED KINGDOM -- (Continued)
PPL WEM, Ltd. / Western Power Distribution, Ltd.
(Omega)  5.375%, 05/01/21.............................        500  $    516,862
Praxair, Inc.
         1.200%, 02/12/24............................. EUR  3,372     3,954,170
Rolls-Royce P.L.C.
         0.875%, 05/09/24............................. EUR  1,500     1,705,130
Royal Bank of Scotland Group P.L.C.
         2.500%, 03/22/23............................. EUR  3,500     4,187,805
United Kingdom Treasury Bill
         0.000%, 11/18/19............................. GBP 14,000    18,129,561
         0.000%, 11/25/19............................. GBP 15,000    19,421,670
Vodafone Group P.L.C.
         1.750%, 08/25/23............................. EUR  1,300     1,543,239
                                                                   ------------
TOTAL UNITED KINGDOM..................................              106,919,295
                                                                   ------------
UNITED STATES -- (28.5%)
Abbott Ireland Financing DAC
         0.000%, 09/27/20............................. EUR  2,000     2,233,575
         0.875%, 09/27/23............................. EUR  3,420     3,931,007
AbbVie, Inc.
         2.900%, 11/06/22.............................      1,080     1,100,979
Aetna, Inc.
#        2.750%, 11/15/22.............................      5,000     5,072,033
Albemarle Corp.
         1.875%, 12/08/21............................. EUR  5,100     5,904,742
Allergan Finance LLC
         3.250%, 10/01/22.............................      3,200     3,274,234
Allergan Funding SCS
         3.450%, 03/15/22.............................      6,000     6,149,820
Altria Group, Inc.
#        2.850%, 08/09/22.............................      5,700     5,783,827
         1.000%, 02/15/23............................. EUR  1,500     1,694,196
Ameren Corp.
         2.700%, 11/15/20.............................      1,000     1,006,629
American International Group, Inc.
         1.500%, 06/08/23............................. EUR  2,000     2,325,158
AmerisourceBergen Corp.
#        3.500%, 11/15/21.............................      5,000     5,107,902
Anthem, Inc.
         3.300%, 01/15/23.............................      5,000     5,192,428
Apache Corp.
         3.250%, 04/15/22.............................        807       821,352
Ares Capital Corp.
         4.200%, 06/10/24.............................      4,000     4,147,947
AT&T, Inc.
         2.500%, 03/15/23............................. EUR  5,000     5,988,858
         1.950%, 09/15/23............................. EUR    175       207,964
         2.400%, 03/15/24............................. EUR  3,000     3,644,815
Autodesk, Inc.
         3.600%, 12/15/22.............................      2,239     2,317,093

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
UNITED STATES -- (Continued)
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor,
  Inc.
#        2.773%, 12/15/22...............................        800  $  813,184
Bank of America Corp.
         0.750%, 07/26/23............................... EUR  2,000   2,287,422
Baxter International, Inc.
         0.400%, 05/15/24............................... EUR  2,000   2,238,919
Booking Holdings, Inc.
         0.800%, 03/10/22............................... EUR  1,900   2,161,663
Broadcom Corp. / Broadcom Cayman Finance Ltd.
         3.000%, 01/15/22...............................      5,000   5,066,159
BUNGE, Ltd. FINANCE Corp. Co. GUAR 03/24 4.35
#        4.350%, 03/15/24...............................      2,000   2,114,562
Campbell Soup Co.
         3.650%, 03/15/23...............................      1,000   1,042,584
Cardinal Health, Inc.
         3.200%, 06/15/22...............................      5,000   5,116,303
Caterpillar Financial Services Corp.
(r)      2.338%, 05/15/20...............................      5,000   5,003,685
(r)      2.349%, 03/15/21...............................      2,000   2,001,688
(r)      2.514%, 05/17/21...............................      2,766   2,772,263
(r)      2.382%, 09/07/21...............................      2,000   2,000,580
Celgene Corp.
         3.550%, 08/15/22...............................      1,777   1,852,053
Church & Dwight Co., Inc.
         2.875%, 10/01/22...............................      2,000   2,040,376
Cigna Corp.
(Omega)  4.500%, 03/15/21...............................      1,000   1,025,430
Coca-Cola Co. (The)
         0.750%, 03/09/23............................... EUR  2,000   2,292,869
Comcast Corp.
(r)      2.539%, 10/01/21...............................      2,243   2,254,955
Cox Communications, Inc.
(Omega)  3.250%, 12/15/22...............................      5,000   5,160,881
CVS Health Corp.
         2.800%, 07/20/20...............................      2,665   2,677,642
Discovery Communications LLC
         3.250%, 04/01/23...............................        497     511,485
Dover Corp.
         2.125%, 12/01/20............................... EUR  1,250   1,425,342
Dow Chemical Co. (The)
         3.000%, 11/15/22...............................      3,134   3,208,768
DTE Energy Co.
         2.400%, 12/01/19...............................      1,151   1,151,366
E*TRADE Financial Corp.
         2.950%, 08/24/22...............................      5,000   5,094,115
eBay, Inc.
         2.600%, 07/15/22...............................        760     767,927

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED


                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
UNITED STATES -- (Continued)
Energy Transfer Partners L.P.
#        3.600%, 02/01/23...............................      4,594  $4,724,415
Enterprise Products Operating LLC
         3.350%, 03/15/23...............................      2,000   2,071,629
EQT Corp.
#        4.875%, 11/15/21...............................      1,000   1,020,652
Equifax, Inc.
         3.300%, 12/15/22...............................      1,000   1,030,816
Exelon Generation Co. LLC
         3.400%, 03/15/22...............................        815     837,309
FedEx Corp.
         1.000%, 01/11/23............................... EUR  7,000   8,004,492
Fluor Corp.
         1.750%, 03/21/23............................... EUR  5,287   5,598,235
Fortune Brands Home & Security, Inc.
#        3.000%, 06/15/20...............................      3,000   3,014,694
GATX Corp.
         4.750%, 06/15/22...............................      5,000   5,310,181
General Mills, Inc.
         1.000%, 04/27/23............................... EUR  1,809   2,082,349
General Motors Financial Co., Inc.
         4.200%, 03/01/21...............................      1,000   1,022,896
#        3.450%, 01/14/22...............................      5,000   5,097,884
Goldman Sachs Group, Inc. (The)
         3.550%, 02/12/21............................... CAD  4,000   3,087,632
#        5.250%, 07/27/21...............................      5,000   5,271,042
         5.750%, 01/24/22...............................      1,400   1,508,741
Harley-Davidson Financial Services, Inc.
(Omega)  2.150%, 02/26/20...............................      5,000   4,996,538
(Omega)  2.550%, 06/09/22...............................      1,924   1,924,707
Honeywell International, Inc.
         1.300%, 02/22/23............................... EUR  8,000   9,300,511
HP, Inc.
         4.300%, 06/01/21...............................        518     536,740
IBM Credit LLC
(r)      2.226%, 01/20/21...............................      4,000   4,007,440
International Business Machines Corp.
         1.875%, 11/06/20............................... EUR    312     355,390
         0.500%, 09/07/21............................... EUR  2,250   2,539,788
         1.250%, 05/26/23............................... EUR  2,923   3,408,345
Johnson Controls International P.L.C.
         1.000%, 09/15/23............................... EUR  4,501   5,160,081
JPMorgan Chase & Co.
         2.625%, 04/23/21............................... EUR  4,000   4,649,390
         0.625%, 01/25/24............................... EUR  3,333   3,800,172

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
UNITED STATES -- (Continued)
Kellogg Co.
             0.800%, 11/17/22........................... EUR  1,790  $2,042,383
Keurig Dr Pepper, Inc.
             2.700%, 11/15/22...........................      4,684   4,733,613
Marathon Petroleum Corp.
#            3.400%, 12/15/20...........................      3,500   3,549,115
Mastercard, Inc.
             1.100%, 12/01/22........................... EUR  1,000   1,152,774
Medtronic Global Holdings SCA
             0.000%, 03/07/21........................... EUR  2,000   2,235,864
             0.000%, 12/02/22........................... EUR  2,062   2,303,694
Molson Coors Brewing Co.
             1.250%, 07/15/24........................... EUR  1,112   1,283,607
Mondelez International, Inc.
             2.375%, 01/26/21........................... EUR    300     344,932
Morgan Stanley
             2.375%, 03/31/21........................... EUR  1,000   1,154,726
             3.125%, 08/05/21........................... CAD  4,000   3,084,868
             1.875%, 03/30/23........................... EUR  1,500   1,773,205
             1.750%, 03/11/24........................... EUR  3,314   3,945,738
Mosaic Co. (The)
             3.750%, 11/15/21...........................      6,000   6,169,875
Motorola Solutions, Inc.
#            3.500%, 03/01/23...........................      2,000   2,071,853
Mylan N.V.
             3.150%, 06/15/21...........................      1,000   1,012,837
National Oilwell Varco, Inc.
             2.600%, 12/01/22...........................      4,000   4,032,107
National Rural Utilities Cooperative Finance Corp.
(r)          2.479%, 06/30/21...........................      2,600   2,608,489
NBCUniversal Enterprise, Inc.
(r)(Omega)   2.499%, 04/01/21...........................      1,870   1,876,283
NetApp, Inc.
             3.250%, 12/15/22...........................        500     509,829
Newell Brands, Inc.
             4.000%, 06/15/22...........................      5,440   5,591,391
Newmont Goldcorp Corp.
             3.625%, 06/09/21...........................        500     511,524
Nordstrom, Inc.
             4.750%, 05/01/20...........................      5,225   5,285,888
Omnicom Group, Inc. / Omnicom Capital, Inc.
             4.450%, 08/15/20...........................        600     611,194
             3.625%, 05/01/22...........................      2,864   2,969,520
ONEOK Partners L.P.
             3.375%, 10/01/22...........................      1,730   1,775,596
Oracle Corp.
             2.250%, 01/10/21........................... EUR  1,140   1,309,285
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
(Omega)      3.375%, 02/01/22...........................        361     369,093

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED


                                                                             FACE
                                                                            AMOUNT^   VALUE+
                                                                            ------- -----------
                                                                             (000)
UNITED STATES -- (Continued)
Pfizer, Inc.
      0.250%, 03/06/22................................................. EUR 13,680  $15,405,784
Philip Morris International, Inc.
      2.875%, 05/30/24................................................. EUR  2,000    2,506,957
Procter & Gamble Co. (The)
      2.000%, 08/16/22................................................. EUR    400      474,030
Ryder System, Inc.
      3.400%, 03/01/23.................................................      2,325    2,403,106
Sempra Energy
#     4.050%, 12/01/23.................................................      1,000    1,058,639
Sky, Ltd.
      1.875%, 11/24/23................................................. EUR  2,748    3,290,765
Southern Co. (The)
      2.750%, 06/15/20.................................................      1,775    1,781,969
Southwest Airlines Co.
      2.750%, 11/06/19.................................................      5,000    5,000,131
Stryker Corp.
      1.125%, 11/30/23................................................. EUR  2,277    2,649,753
Tupperware Brands Corp.
#     4.750%, 06/01/21.................................................      1,585    1,589,664
United Parcel Service, Inc.
      0.375%, 11/15/23................................................. EUR  8,546    9,657,870
Viacom, Inc.
      4.500%, 03/01/21.................................................      6,000    6,189,905
Walgreens Boots Alliance, Inc.
      2.700%, 11/18/19.................................................      1,590    1,590,338
Walmart, Inc.
(r)   2.389%, 06/23/21.................................................      2,060    2,066,668
Wells Fargo & Co.
      2.150%, 01/30/20.................................................        750      750,404
      2.250%, 09/03/20................................................. EUR  1,294    1,473,944
      1.500%, 09/12/22................................................. EUR    300      348,911
Wells Fargo Bank NA
(r)   2.463%, 10/22/21.................................................      7,000    7,025,613
Whirlpool Corp.
      3.700%, 03/01/23.................................................      1,000    1,041,654
Williams Cos., Inc. (The)
      3.700%, 01/15/23.................................................        670      693,438

                                                                                      FACE
                                                                                     AMOUNT^     VALUE+
                                                                                     ------- --------------
                                                                                      (000)
UNITED STATES -- (Continued)
Zimmer Biomet Holdings, Inc.
         2.700%, 04/01/20......................................................        2,210 $    2,214,440
                                                                                             --------------
TOTAL UNITED STATES............................................................                 351,872,115
                                                                                             --------------
TOTAL BONDS....................................................................               1,009,581,843
                                                                                             --------------
U.S. TREASURY OBLIGATIONS -- (16.5%)
U.S. Treasury Notes
(r)      1.752%, 01/31/21......................................................       33,000     32,962,785
(r)      1.776%, 04/30/21......................................................      118,500    118,347,808
(r)      1.857%, 07/31/21......................................................       53,000     52,991,917
                                                                                             --------------
TOTAL U.S. TREASURY OBLIGATIONS................................................                 204,302,510
                                                                                             --------------
TOTAL INVESTMENT SECURITIES
  (Cost $1,215,121,300)........................................................               1,213,884,353
                                                                                             --------------
COMMERCIAL PAPER -- (1.2%)
(Omega)  Campbell Soup Co. 2.191%, 01/22/20....................................        4,000      3,979,794
(Omega)  PFIZER INC 1.898%, 02/25/20...........................................        1,250      1,242,801
(Omega)  Pfizer, Inc. 1.888%, 03/02/20.........................................       10,000      9,939,389
                                                                                             --------------
TOTAL COMMERCIAL PAPER                                                                           15,161,984
                                                                                             --------------
                                                                                     SHARES
                                                                                     -------
SECURITIES LENDING COLLATERAL -- (0.6%)
@(S)     The DFA Short Term Investment Fund....................................      603,833      6,986,946
                                                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,237,267,772)........................................................              $1,236,033,283
                                                                                             --------------

As of October 31, 2019, DFA Selectively Hedged Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                UNREALIZED
                                                                                 FOREIGN
                                                                                 EXCHANGE
                                                                   SETTLEMENT  APPRECIATION
CURRENCY PURCHASED    CURRENCY SOLD          COUNTERPARTY             DATE    (DEPRECIATION)
------------------    --------------- ---------------------------- ---------- --------------
EUR    88,173,262     USD  97,911,999 State Street Bank and Trust   11/01/19    $ 427,612
USD    98,737,791     EUR  88,061,253 State Street Bank and Trust   01/17/20        6,926
                                                                                ---------
TOTAL APPRECIATION                                                              $ 434,538
CAD    23,602,264     USD  18,090,531 UBS AG                        01/03/20    $(163,539)

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

                                                                                 UNREALIZED
                                                                                  FOREIGN
                                                                                  EXCHANGE
                                                                    SETTLEMENT  APPRECIATION
CURRENCY PURCHASED     CURRENCY SOLD          COUNTERPARTY             DATE    (DEPRECIATION)
------------------    ---------------- ---------------------------- ---------- --------------
USD     97,128,227    EUR   88,173,262 Bank of America Corp.         11/01/19   $(1,211,384)
USD      4,451,149    AUD    6,577,769 State Street Bank and Trust   11/14/19       (84,533)
USD     97,955,175    EUR   87,892,669 State Street Bank and Trust   12/27/19      (441,295)
USD     11,597,552    CAD   15,429,116 Natwest Markets P.L.C.        01/03/20      (121,563)
USD    133,948,565    CAD  178,432,749 Citibank, N.A.                01/03/20    (1,579,221)
USD        861,258    EUR      769,676 Barclays Capital              01/07/20        (1,140)
USD        990,923    EUR      892,131 HSBC Bank                     01/07/20        (8,682)
USD     10,977,428    EUR    9,951,065 State Street Bank and Trust   01/07/20      (172,431)
USD     13,952,145    EUR   12,629,999 State Street Bank and Trust   01/07/20      (199,376)
USD     22,018,222    EUR   19,883,814 Natwest Markets P.L.C.        01/07/20      (260,972)
USD     42,821,833    GBP   33,016,691 State Street Bank and Trust   01/22/20       (59,575)
USD     97,615,743    EUR   87,415,178 State Street Bank and Trust   01/23/20      (427,118)
USD     33,431,325    SEK  322,130,612 UBS AG                        01/28/20       (93,966)
USD     98,377,216    EUR   88,129,753 Natwest Markets P.L.C.        01/28/20      (497,655)
                                                                                -----------
TOTAL (DEPRECIATION)                                                            $(5,322,450)
                                                                                -----------
TOTAL APPRECIATION
(DEPRECIATION)                                                                  $(4,887,912)
                                                                                ===========

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              ----------------------------------------------
                                              LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                              ------- --------------  ------- --------------
Bonds........................................
   Australia.................................   --    $   36,751,744    --    $   36,751,744
   Belgium...................................   --        37,617,137    --        37,617,137
   Canada....................................   --       134,837,551    --       134,837,551
   Denmark...................................   --        13,343,119    --        13,343,119
   Finland...................................   --         7,030,668    --         7,030,668
   France....................................   --        25,581,600    --        25,581,600
   Germany...................................   --        42,536,724    --        42,536,724
   Italy.....................................   --         5,651,482    --         5,651,482
   Japan.....................................   --        82,916,059    --        82,916,059
   Luxembourg................................   --           909,564    --           909,564
   Netherlands...............................   --        15,227,508    --        15,227,508
   Norway....................................   --         1,523,225    --         1,523,225
   Spain.....................................   --        22,641,951    --        22,641,951
   Supranational Organization Obligations....   --        69,029,449    --        69,029,449
   Sweden....................................   --        43,327,079    --        43,327,079
   Switzerland...............................   --        11,865,573    --        11,865,573
   United Kingdom............................   --       106,919,295    --       106,919,295
   United States.............................   --       351,872,115    --       351,872,115
U.S. Treasury Obligations....................   --       204,302,510    --       204,302,510
Commercial Paper.............................   --        15,161,984    --        15,161,984
Securities Lending Collateral................   --         6,986,946    --         6,986,946
Forward Currency Contracts**.................   --        (4,887,912)   --        (4,887,912)
                                                --    --------------    --    --------------
TOTAL........................................   --    $1,231,145,371    --    $1,231,145,371
                                                ==    ==============    ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                                FACE
                                                                               AMOUNT^    VALUE+
                                                                               ------- ------------
                                                                                (000)
BONDS -- (87.5%)
AUSTRALIA -- (1.5%)
ANZ New Zealand International, Ltd.
         0.400%, 03/01/22................................................. EUR  27,377 $ 30,875,535
ASB Finance, Ltd.
         0.500%, 06/10/22................................................. EUR  41,239   46,710,428
Commonwealth Bank of Australia
         0.500%, 07/11/22................................................. EUR  16,950   19,222,565
National Australia Bank, Ltd.
         2.800%, 01/10/22.................................................      37,541   38,254,751
         0.875%, 01/20/22................................................. EUR   9,168   10,454,416
         0.350%, 09/07/22................................................. EUR  27,190   30,732,566
Westpac Banking Corp.
#        2.800%, 01/11/22.................................................      33,146   33,781,556
         0.250%, 01/17/22................................................. EUR  11,762   13,224,281
         2.625%, 12/14/22................................................. GBP   5,416    7,345,238
                                                                                       ------------
TOTAL AUSTRALIA...........................................................              230,601,336
                                                                                       ------------
AUSTRIA -- (1.7%)
Oesterreichische Kontrollbank AG
         0.750%, 03/07/22................................................. GBP   8,000   10,345,682
         1.125%, 12/15/22................................................. GBP   2,907    3,799,202
Republic of Austria Government Bond
         0.000%, 07/15/23................................................. EUR 216,591  246,600,480
Republic of Austria Government International Bond Floating Rate Note
(r)      0.000%, 06/04/20................................................. EUR   9,333   10,433,033
                                                                                       ------------
TOTAL AUSTRIA.............................................................              271,178,397
                                                                                       ------------
BELGIUM -- (4.7%)
Dexia Credit Local SA
         0.040%, 12/11/19................................................. EUR  47,650   53,162,205
         0.250%, 03/19/20................................................. EUR  34,450   38,506,603
         2.000%, 01/22/21................................................. EUR   8,800   10,101,833
         0.875%, 09/07/21................................................. GBP   8,100   10,481,105
         0.625%, 01/21/22................................................. EUR  22,650   25,794,556
         0.250%, 06/02/22................................................. EUR  72,400   81,933,073
         1.125%, 06/15/22................................................. GBP  35,400   46,090,487
         0.750%, 01/25/23................................................. EUR  60,100   69,322,456
         0.250%, 06/01/23................................................. EUR   6,600    7,500,984
Kingdom of Belgium Government Bond
         2.250%, 06/22/23................................................. EUR 227,360  279,849,423
(Omega)  0.200%, 10/22/23................................................. EUR  40,000   45,908,144

                                                                                FACE
                                                                               AMOUNT^    VALUE+
                                                                               ------- ------------
                                                                                (000)
BELGIUM -- (Continued)
Kingdom of Belgium Treasury Bill
         0.000%, 11/07/19................................................. EUR  45,500 $ 50,748,714
                                                                                       ------------
TOTAL BELGIUM.............................................................              719,399,583
                                                                                       ------------
CANADA -- (19.8%)
Bank of Montreal
(r)      2.559%, 06/15/20.................................................       2,070    2,074,823
         1.880%, 03/31/21................................................. CAD 129,816   98,411,192
(r)      2.461%, 04/13/21.................................................      83,200   83,556,096
         1.610%, 10/28/21................................................. CAD  56,000   42,163,055
         0.250%, 11/17/21................................................. EUR  17,940   20,132,633
         1.375%, 12/29/21................................................. GBP   2,613    3,414,969
(r)      0.087%, 09/28/21................................................. EUR  38,275   42,969,410
(r)      0.067%, 03/14/22................................................. EUR   9,953   11,175,063
Bank of Nova Scotia (The)
         2.270%, 01/13/20................................................. CAD  56,000   42,548,265
         2.130%, 06/15/20................................................. CAD 239,000  181,773,191
         3.270%, 01/11/21................................................. CAD  50,000   38,530,863
(r)      2.406%, 04/20/21.................................................      34,745   34,856,940
#        2.700%, 03/07/22.................................................      70,604   71,879,129
         0.375%, 04/06/22................................................. EUR  29,000   32,663,457
         1.250%, 06/08/22................................................. GBP   3,890    5,068,180
         1.750%, 12/23/22................................................. GBP  25,148   33,306,070
Canada Housing Trust No 1
(Omega)  2.000%, 12/15/19................................................. CAD 115,000   87,329,626
Canadian Imperial Bank of Commerce
         1.850%, 07/14/20................................................. CAD 128,200   97,318,507
(r)      2.353%, 10/05/20.................................................      28,525   28,589,751
         1.900%, 04/26/21................................................. CAD 122,800   93,126,053
         0.750%, 03/22/23................................................. EUR   2,000    2,290,246
CPPIB Capital, Inc.
         1.400%, 06/04/20................................................. CAD  78,000   59,117,379
Manitoba, Province of Canada
         1.150%, 11/21/19................................................. CAD   5,000    3,795,080
         0.750%, 12/15/21................................................. GBP   8,500   10,955,953
Province of Alberta Canada
         4.000%, 12/01/19................................................. CAD 144,500  109,886,265
         1.250%, 06/01/20................................................. CAD  25,000   18,931,554
         1.350%, 09/01/21................................................. CAD  29,500   22,259,050
Province of British Columbia Canada
         4.100%, 12/18/19................................................. CAD  78,000   59,389,204
Province of Manitoba Canada
         1.500%, 12/15/22................................................. GBP  36,230   47,691,865
Province of Ontario Canada
         4.000%, 12/03/19................................................. EUR  10,085   11,286,602
         4.200%, 06/02/20................................................. CAD 210,000  161,722,800
         3.000%, 09/28/20................................................. EUR   1,803    2,072,616
         1.350%, 03/08/22................................................. CAD  21,600   16,264,205

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED


                                                                                    FACE
                                                                                   AMOUNT^      VALUE+
                                                                                  --------- --------------
                                                                                    (000)
CANADA -- (Continued)
         3.150%, 06/02/22.................................................... CAD   164,200 $  129,135,926
Province of Ontario Canada Floating Rate Note
(r)      0.851%, 11/10/20.................................................... GBP    37,000     47,924,124
Province of Quebec Canada
         4.500%, 12/01/19.................................................... CAD   298,266    226,893,670
         4.500%, 12/01/20.................................................... CAD    60,000     46,900,767
         4.250%, 12/01/21.................................................... CAD    39,800     31,785,003
         0.875%, 05/24/22.................................................... GBP    11,551     14,943,678
Quebec, Province of Canada
         1.500%, 12/15/23.................................................... GBP    20,000     26,503,047
         2.375%, 01/22/24.................................................... EUR    17,728     21,996,386
Royal Bank of Canada
         1.920%, 07/17/20.................................................... CAD    38,500     29,239,948
(r)      2.176%, 10/26/20....................................................         2,600      2,605,969
         2.860%, 03/04/21.................................................... CAD    40,000     30,714,752
         2.030%, 03/15/21.................................................... CAD   160,500    121,953,679
(r)      2.326%, 04/30/21....................................................         8,018      8,046,568
         1.968%, 03/02/22.................................................... CAD   304,434    230,547,908
         2.000%, 03/21/22.................................................... CAD    30,000     22,734,720
(r)      0.096%, 07/24/20.................................................... EUR     2,000      2,238,103
(r)      0.050%, 08/06/20.................................................... EUR    12,297     13,754,558
Toronto-Dominion Bank (The)
         1.693%, 04/02/20.................................................... CAD    86,500     65,627,959
         2.563%, 06/24/20.................................................... CAD    57,500     43,851,226
         0.625%, 03/08/21.................................................... EUR    13,483     15,204,924
(r)      2.568%, 06/11/21....................................................         3,000      3,010,560
         2.621%, 12/22/21.................................................... CAD    57,179     43,925,072
         1.994%, 03/23/22.................................................... CAD   313,467    237,517,118
         3.005%, 05/30/23.................................................... CAD    33,000     25,840,020
         0.625%, 07/20/23.................................................... EUR    25,256     28,900,377
Toronto-Dominion Bank (The) Floating Rate Note
(r)      0.082%, 07/13/20.................................................... EUR     2,000      2,237,920
                                                                                            --------------
TOTAL CANADA.................................................................                3,050,584,074
                                                                                            --------------
DENMARK -- (3.8%)
Denmark Government Bond
         4.000%, 11/15/19.................................................... DKK   100,000     14,948,200
         1.500%, 11/15/23.................................................... DKK 2,533,000    411,874,542
Kommunekredit
         0.000%, 09/08/22.................................................... EUR    30,214     34,084,244
         0.250%, 03/29/23.................................................... EUR    66,308     75,552,309
         0.250%, 05/15/23.................................................... EUR    36,868     42,019,372
         0.125%, 08/28/23.................................................... EUR     3,193      3,626,941
                                                                                            --------------
TOTAL DENMARK................................................................                  582,105,608
                                                                                            --------------
FINLAND -- (2.9%)
Finland Government Bond
(Omega)  0.000%, 09/15/23.................................................... EUR   239,177    272,487,109
Finland Government International Bond
         1.500%, 12/19/19.................................................... GBP     3,711      4,810,515

                                                                               FACE
                                                                              AMOUNT^    VALUE+
                                                                              ------- ------------
                                                                               (000)
FINLAND -- (Continued)
Municipality Finance P.L.C. Floating Rate Note
(r)     2.174%, 02/17/21.................................................       7,100 $  7,100,284
Municipality Finance P.L.C.
        1.250%, 12/07/22................................................. GBP  55,568   72,836,583
OP Corporate Bank P.L.C.
        0.750%, 03/03/22................................................. EUR  56,018   63,785,623
        2.500%, 05/20/22................................................. GBP   2,550    3,413,164
        0.375%, 10/11/22................................................. EUR  16,840   19,048,722
                                                                                      ------------
TOTAL FINLAND............................................................              443,482,000
                                                                                      ------------
FRANCE -- (8.1%)
Agence Francaise de Developpement
        0.125%, 04/30/22................................................. EUR  58,200   65,695,338
Agence Francaise de Developpement EPIC
        0.125%, 03/31/21................................................. EUR   1,000    1,122,580
        0.500%, 10/25/22................................................. EUR  19,600   22,397,627
Caisse d'Amortissement de la Dette Sociale
        0.125%, 11/25/22................................................. EUR 279,100  316,943,572
        0.500%, 05/25/23................................................. EUR  33,500   38,609,701
        0.125%, 10/25/23................................................. EUR  46,900   53,406,703
Caisse des Depots et Consignations Floating Rate Note
(r)     2.175%, 10/02/20.................................................      47,200   47,213,996
France Treasury Bill
        0.000%, 11/14/19................................................. EUR  26,500   29,555,442
        0.000%, 12/04/19................................................. EUR  95,500  106,557,155
        0.000%, 12/18/19................................................. EUR  36,000   40,180,099
France Treasury Bill BTF
        0.000%, 12/11/19................................................. EUR 112,000  124,993,509
        0.000%, 02/12/20................................................. EUR  30,800   34,411,645
Sanofi
        0.000%, 01/13/20................................................. EUR   2,300    2,566,446
        0.875%, 09/22/21................................................. EUR   9,000   10,230,822
        0.000%, 03/21/22................................................. EUR   3,600    4,038,246
        0.000%, 09/13/22................................................. EUR  12,200   13,684,568
        0.500%, 03/21/23................................................. EUR 132,300  150,716,233
Sanofi Floating Rate Note
(r)     0.000%, 03/21/20................................................. EUR  18,900   21,105,934
SNCF Reseau
        6.000%, 10/12/20................................................. EUR  12,618   14,911,762
Total Capital International SA Floating Rate Note
(r)     0.000%, 03/19/20................................................. EUR   5,200    5,806,460
        2.125%, 03/15/23................................................. EUR   3,200    3,842,377
        0.250%, 07/12/23................................................. EUR   7,000    7,913,040
Unedic Asseo
        0.125%, 03/05/20................................................. EUR   8,750    9,774,077
        0.875%, 10/25/22................................................. EUR  97,900  113,333,389

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED


                                                                            FACE
                                                                           AMOUNT^     VALUE+
                                                                           ------- --------------
                                                                            (000)
FRANCE -- (Continued)
     0.250%, 11/24/23................................................. EUR   5,000 $    5,710,334
                                                                                   --------------
TOTAL FRANCE..........................................................              1,244,721,055
                                                                                   --------------
GERMANY -- (9.8%)
Bayerische Landesbodenkreditanstalt
     2.500%, 02/09/22................................................. EUR  17,829     21,209,912
Deutsche Bahn Finance GMBH
     2.500%, 09/12/23................................................. EUR   1,000      1,227,100
FMS Wertmanagement
     1.125%, 09/07/23................................................. GBP  20,300     26,639,819
Kreditanstalt fuer Wiederaufbau
     1.125%, 12/23/19................................................. GBP  18,000     23,323,952
     0.375%, 12/15/20................................................. GBP   5,000      6,446,932
     1.000%, 10/12/21................................................. NOK 155,000     16,633,406
     2.125%, 08/15/23................................................. EUR  57,114     69,955,382
     0.000%, 09/15/23................................................. EUR  87,801     99,620,870
     0.125%, 11/07/23................................................. EUR 173,800    198,234,580
     0.125%, 01/15/24................................................. EUR  42,000     47,938,328
Land Baden-Wuerttemberg Floating Rate Note
(r)  0.343%, 07/19/21................................................. EUR  12,122     13,697,852
Landeskreditbank Baden-Wuertteberg Foerderbank Floating Rate Note
(r)  0.000%, 04/24/20................................................. EUR   2,500      2,794,015
Landeskreditbank Baden-Wuertteberg Foerderbank
     1.125%, 05/17/21................................................. GBP  16,400     21,309,854
Landeskreditbank Baden-Wuerttemberg Foerderbank
(r)  2.220%, 09/27/21.................................................      32,600     32,635,208
     0.875%, 03/07/22................................................. GBP   5,485      7,109,543
Landwirtschaftliche Rentenbank
     1.500%, 12/23/19................................................. GBP   4,440      5,756,531
     2.625%, 06/17/20................................................. NOK 125,000     13,660,499
     0.050%, 06/12/23................................................. EUR 117,000    132,853,499
NRW Bank
     0.000%, 01/27/20................................................. EUR     600        669,774
(r)  2.227%, 02/08/21.................................................      19,400     19,387,778
     0.000%, 08/10/22................................................. EUR  23,000     25,952,841
     0.000%, 11/11/22................................................. EUR 128,540    145,149,159
     0.125%, 03/10/23................................................. EUR  89,000    101,051,028
     0.125%, 07/07/23................................................. EUR 110,300    125,287,967

                                                                            FACE
                                                                           AMOUNT^     VALUE+
                                                                           ------- --------------
                                                                            (000)
GERMANY -- (Continued)
State of North
Rhine-Westphalia Germany
     0.875%, 12/16/19................................................. EUR  10,876 $   12,148,534
     1.250%, 03/13/20................................................. EUR   7,200      8,078,499
     0.000%, 12/05/22................................................. EUR 117,200    132,343,377
     0.375%, 02/16/23................................................. EUR 106,009    121,253,336
     0.125%, 03/16/23................................................. EUR  27,260     30,935,366
     0.200%, 04/17/23................................................. EUR  39,500     44,948,640
State of North Rhine-Westphalia Germany Floating Rate Note
(r)  0.857%, 10/29/21................................................. GBP   9,000     11,648,834
                                                                                   --------------
TOTAL GERMANY.........................................................              1,519,902,415
                                                                                   --------------
JAPAN -- (2.7%)
Total Capital Canada, Ltd.
     1.875%, 07/09/20................................................. EUR  19,000     21,507,664
     1.125%, 03/18/22................................................. EUR  21,600     24,847,155
Toyota Credit Canada, Inc.
     2.200%, 02/25/21................................................. CAD  13,000      9,890,206
     2.020%, 02/28/22................................................. CAD  43,966     33,260,074
     2.350%, 07/18/22................................................. CAD  34,200     26,059,356
Toyota Finance Australia Ltd.
     1.625%, 07/11/22................................................. GBP   2,000      2,629,167
Toyota Finance Australia, Ltd.
     0.000%, 04/09/21................................................. EUR   4,735      5,286,690
     0.500%, 04/06/23................................................. EUR   4,500      5,107,180
     0.250%, 04/09/24................................................. EUR   4,000      4,496,862
Toyota Motor Credit Corp.
(r)  2.162%, 10/09/20.................................................      50,000     50,046,950
     1.000%, 03/09/21................................................. EUR   9,640     10,915,363
#    1.900%, 04/08/21.................................................      58,313     58,445,064
     0.000%, 07/21/21................................................. EUR  18,341     20,492,859
     1.125%, 09/07/21................................................. GBP   3,352      4,351,523
     2.600%, 01/11/22.................................................      53,709     54,632,762
     0.750%, 07/21/22................................................. EUR  50,350     57,456,571
     2.375%, 02/01/23................................................. EUR  13,707     16,500,861
Toyota Motor Finance Netherlands BV
     0.250%, 01/10/22................................................. EUR  11,925     13,401,041
     0.625%, 09/26/23................................................. EUR   4,000      4,575,985
                                                                                   --------------
TOTAL JAPAN...........................................................                423,903,333
                                                                                   --------------
NETHERLANDS -- (5.8%)
Bank Nederlandse Gemeenten NV
     1.375%, 12/09/19................................................. GBP   5,726      7,420,587
     1.000%, 06/17/22................................................. GBP  15,457     20,086,700
     0.250%, 02/22/23................................................. EUR  59,000     67,283,636
BNG Bank NV
     3.875%, 11/04/19................................................. EUR  18,977     21,165,042
     1.500%, 04/15/20................................................. EUR   7,392      8,314,438

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED


                                                                            FACE
                                                                           AMOUNT^    VALUE+
                                                                           ------- ------------
                                                                            (000)
NETHERLANDS -- (Continued)
     1.125%, 05/24/21................................................. GBP  14,000 $ 18,199,100
     5.375%, 06/07/21................................................. GBP   8,367   11,594,614
     1.250%, 12/15/21................................................. GBP  79,900  104,326,884
     1.000%, 03/15/22................................................. GBP   5,030    6,537,947
     0.050%, 07/11/23................................................. EUR 184,891  209,718,548
Cooperatieve Rabobank UA
     0.125%, 10/11/21................................................. EUR  18,733   21,014,213
#    2.750%, 01/10/22.................................................      31,570   32,073,877
#    3.875%, 02/08/22.................................................      17,112   17,812,308
     4.750%, 06/06/22................................................. EUR  35,519   44,650,561
     0.500%, 12/06/22................................................. EUR  22,849   25,986,885
Nederlandse Waterschapsbank NV
     1.750%, 07/09/20................................................. EUR  10,040   11,366,693
     0.125%, 09/25/23................................................. EUR  55,009   62,627,632
Shell International Finance BV
     2.000%, 12/20/19................................................. GBP   6,624    8,589,667
(r)  2.631%, 05/11/20.................................................      10,000   10,022,413
     1.625%, 03/24/21................................................. EUR  39,343   45,025,800
     1.875%, 05/10/21.................................................       6,257    6,263,127
     1.250%, 03/15/22................................................. EUR  43,619   50,348,319
     1.000%, 04/06/22................................................. EUR  55,401   63,598,509
#    2.375%, 08/21/22.................................................      24,379   24,749,916
                                                                                   ------------
TOTAL NETHERLANDS.....................................................              898,777,416
                                                                                   ------------
NORWAY -- (1.5%)
Equinor ASA
     2.000%, 09/10/20................................................. EUR  13,660   15,527,228
     5.625%, 03/11/21................................................. EUR   1,210    1,455,433
     0.875%, 02/17/23................................................. EUR  28,954   33,243,075
Kommunalbanken A.S.
     0.875%, 12/08/20................................................. GBP  11,450   14,824,492
     0.125%, 03/21/22................................................. SEK 200,000   20,693,677
     1.125%, 11/30/22................................................. GBP  57,699   75,388,411
     1.500%, 12/15/23................................................. GBP   4,000    5,318,304
Kommunalbanken A.S. Floating Rate Note
(r)  2.041%, 04/15/21.................................................      47,000   46,976,532
Kommunalbanken AS
     1.125%, 12/15/21................................................. GBP  12,237   15,930,552
                                                                                   ------------
TOTAL NORWAY..........................................................              229,357,704
                                                                                   ------------
SINGAPORE -- (0.1%)
Temasek Financial I, Ltd.
     0.500%, 03/01/22................................................. EUR   4,553    5,157,856
     4.625%, 07/26/22................................................. GBP   4,200    5,977,663
                                                                                   ------------
TOTAL SINGAPORE.......................................................               11,135,519
                                                                                   ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (13.3%)
African Development Bank
     0.250%, 01/24/24................................................. EUR   2,790    3,197,656

                                                                            FACE
                                                                           AMOUNT^    VALUE+
                                                                           ------- ------------
                                                                            (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
Asian Development Bank Floating Rate Note
(r)  0.971%, 02/01/22................................................. GBP  42,000 $ 54,443,336
     1.000%, 12/15/22................................................. GBP  22,333   29,131,560
     0.200%, 05/25/23................................................. EUR 244,378  278,850,719
     0.370%, 06/26/23................................................. SEK 200,000   20,800,259
Council Of Europe Development Bank
     0.375%, 10/27/22................................................. EUR  39,747   45,442,495
     0.125%, 05/25/23................................................. EUR  87,670   99,755,401
Eurofima
     0.250%, 04/25/23................................................. EUR   3,373    3,837,964
EUROFIMA
(r)  2.248%, 11/15/21.................................................      31,400   31,391,836
EUROFIMA Floating Rate Note
(r)  2.238%, 03/11/22.................................................      20,782   20,765,167
European Financial Stability Facility
     0.125%, 11/04/19................................................. EUR  19,989   22,293,725
     1.500%, 01/22/20................................................. EUR  13,143   14,722,118
     0.000%, 11/17/22................................................. EUR  91,238  103,076,492
     0.500%, 01/20/23................................................. EUR  33,658   38,658,538
     0.125%, 10/17/23................................................. EUR  91,000  103,597,221
     0.200%, 01/17/24................................................. EUR 153,094  174,925,544
European Investment Bank Floating Rate Note
(r)  0.000%, 01/15/20................................................. EUR  13,000   14,513,250
(r)  1.015%, 02/17/20................................................. GBP  12,575   16,300,594
(r)  0.964%, 05/21/21................................................. GBP   2,000    2,597,664
(r)  0.835%, 02/18/22................................................. GBP  33,000   42,776,480
(r)  0.991%, 01/10/22................................................. GBP  23,500   30,492,175
     1.500%, 05/12/22................................................. NOK 955,770  103,623,899
     2.375%, 01/18/23................................................. CAD   6,400    4,950,221
     1.625%, 03/15/23................................................. EUR  44,367   52,968,543
     0.000%, 10/16/23................................................. EUR  39,214   44,497,756
     0.050%, 12/15/23................................................. EUR  19,500   22,198,926
     0.875%, 12/15/23................................................. GBP  12,000   15,592,856
     2.125%, 01/15/24................................................. EUR  45,625   56,373,656
European Stability Mechanism
     0.000%, 11/07/19................................................. EUR  35,000   39,040,294
     0.000%, 12/05/19................................................. EUR 103,900  115,933,050
     0.000%, 01/23/20................................................. EUR  24,000   26,797,634
     0.100%, 07/31/23................................................. EUR 224,961  255,630,885
European Stability Mechanism Treasury Bill
     0.000%, 01/09/20................................................. EUR  16,500   18,419,816
Inter-American Development Bank
     1.125%, 12/17/19................................................. GBP  32,627   42,273,112

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED


                                                                             FACE
                                                                            AMOUNT^      VALUE+
                                                                           --------- --------------
                                                                             (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
Inter-American Investment Corp.
(r)  2.076%, 10/12/21.................................................        11,805 $   11,805,944
International Bank for Reconstruction & Development
     1.125%, 03/11/20................................................. CAD    15,500     11,738,623
     1.000%, 12/19/22................................................. GBP    21,785     28,444,055
International Finance Corp. Floating Rate Note
(r)  0.961%, 01/18/22................................................. GBP    16,500     21,388,110
Nordic Investment Bank
     1.500%, 08/31/22................................................. NOK   100,000     10,798,541
     1.375%, 06/19/23................................................. NOK   200,000     21,487,470
                                                                                     --------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS..........................                2,055,533,585
                                                                                     --------------
SWEDEN -- (4.7%)
Kommuninvest I Sverige AB
     0.750%, 02/16/20................................................. SEK   177,000     18,371,286
     0.250%, 06/01/22................................................. SEK 2,395,000    249,033,081
     0.750%, 02/22/23................................................. SEK 1,075,000    113,475,515
     1.000%, 11/13/23................................................. SEK   775,000     82,932,688
Skandinaviska Enskilda Banken AB
     0.300%, 02/17/22................................................. EUR    31,728     35,722,327
     1.250%, 08/05/22................................................. GBP     5,351      6,952,532
Svensk Exportkredit AB
(r)  2.247%, 12/13/21.................................................        14,200     14,219,845
     1.375%, 12/15/22................................................. GBP    31,487     41,401,090
     1.375%, 12/15/23................................................. GBP     8,000     10,570,493
Svenska Handelsbanken AB
     2.375%, 01/18/22................................................. GBP     1,000      1,332,736
     0.250%, 02/28/22................................................. EUR    57,386     64,555,058
     2.625%, 08/23/22................................................. EUR    10,905     13,076,684
     2.750%, 12/05/22................................................. GBP     5,000      6,793,464
     1.125%, 12/14/22................................................. EUR    53,008     61,287,847
                                                                                     --------------
TOTAL SWEDEN..........................................................                  719,724,646
                                                                                     --------------
SWITZERLAND -- (0.6%)
Nestle Finance International, Ltd.
     1.250%, 05/04/20................................................. EUR     2,000      2,247,534
     0.750%, 11/08/21................................................. EUR     5,000      5,683,589
     1.750%, 09/12/22................................................. EUR    12,765     15,038,361
     0.750%, 05/16/23................................................. EUR     4,500      5,178,448
Novartis Finance SA
     0.750%, 11/09/21................................................. EUR     4,500      5,122,789
     0.500%, 08/14/23................................................. EUR    31,860     36,335,793
     0.125%, 09/20/23................................................. EUR    10,000     11,271,245

                                                                            FACE
                                                                           AMOUNT^    VALUE+
                                                                           ------- ------------
                                                                            (000)
SWITZERLAND -- (Continued)
Roche Finance Europe BV
     0.500%, 02/27/23................................................. EUR   6,000 $  6,831,764
                                                                                   ------------
TOTAL SWITZERLAND.....................................................               87,709,523
                                                                                   ------------
UNITED KINGDOM -- (2.6%)
Transport for London
     2.250%, 08/09/22................................................. GBP  29,447   39,586,360
United Kingdom Treasury Bill
     0.000%, 11/04/19................................................. GBP 165,000  213,732,785
     0.000%, 11/11/19................................................. GBP  55,000   71,233,767
     0.000%, 11/18/19................................................. GBP  54,000   69,928,307
     0.000%, 11/25/19................................................. GBP   8,000   10,358,224
                                                                                   ------------
TOTAL UNITED KINGDOM..................................................              404,839,443
                                                                                   ------------
UNITED STATES -- (3.9%)
3M Co. Floating Rate Note
(r)  0.000%, 05/15/20................................................. EUR   8,292    9,263,380
     1.875%, 11/15/21................................................. EUR   1,000    1,161,640
     0.375%, 02/15/22................................................. EUR  55,027   62,063,376
     0.375%, 02/15/22................................................. EUR   3,500    3,947,550
     0.950%, 05/15/23................................................. EUR   6,000    6,945,578
Apple, Inc.
(r)  3.278%, 02/23/21.................................................         800      810,587
     1.000%, 11/10/22................................................. EUR  27,825   32,168,347
Berkshire Hathaway, Inc.
     0.625%, 01/17/23................................................. EUR  26,158   29,780,478
     0.750%, 03/16/23................................................. EUR  21,058   24,009,566
     1.300%, 03/15/24................................................. EUR   4,271    5,007,239
Chevron Corp.
#    2.498%, 03/03/22.................................................       9,743    9,895,753
Cisco Systems, Inc.
     1.850%, 09/20/21.................................................       6,268    6,277,893
Coca-Cola Co. (The)
     0.750%, 03/09/23................................................. EUR  22,430   25,714,523
Johnson &Johnson
     4.750%, 11/06/19................................................. EUR  15,000   16,734,179
     0.250%, 01/20/22................................................. EUR  38,623   43,560,396
Merck & Co., Inc.
     1.125%, 10/15/21................................................. EUR  29,745   33,941,055
Oracle Corp.
     2.250%, 01/10/21................................................. EUR  25,881   29,724,211
     1.900%, 09/15/21.................................................      42,499   42,589,855
Pfizer, Inc.
#    2.200%, 12/15/21.................................................      27,656   27,934,368
     0.250%, 03/06/22................................................. EUR  91,826  103,410,197
Procter & Gamble Co. (The)
     4.125%, 12/07/20................................................. EUR   1,500    1,752,548
     2.000%, 11/05/21................................................. EUR   9,900   11,544,825
     2.000%, 08/16/22................................................. EUR  25,959   30,763,363
Walmart, Inc.
(r)  2.389%, 06/23/21.................................................      35,000   35,113,295
     1.900%, 04/08/22................................................. EUR   5,000    5,839,821

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED


                                                                                         FACE
                                                                                        AMOUNT^      VALUE+
                                                                                       --------- ---------------
                                                                                         (000)
UNITED STATES -- (Continued)
            1.900%, 04/08/22...................................................... EUR     3,500 $     4,087,874
                                                                                                 ---------------
TOTAL UNITED STATES...............................................................                   604,041,897
                                                                                                 ---------------
TOTAL BONDS.......................................................................                13,496,997,534
                                                                                                 ---------------
U.S. TREASURY OBLIGATIONS -- (11.2%)
U.S. Treasury Notes
(r)         1.776%, 04/30/21......................................................       429,248     428,696,309
(r)         1.857%, 07/31/21......................................................     1,305,000   1,304,800,961
                                                                                                 ---------------
TOTAL U.S. TREASURY OBLIGATIONS...................................................                 1,733,497,270
                                                                                                 ---------------
TOTAL INVESTMENT SECURITIES
    (Cost $15,468,160,590)........................................................                15,230,494,804
                                                                                                 ---------------
COMMERCIAL PAPER -- (1.2%)
(r)(Omega)  Oversea-Chinese Banking Corp., Ltd. 2.035%, 05/15/20..................       119,000     119,000,000

                                                                            FACE
                                                                           AMOUNT^     VALUE+
                                                                           ------- ---------------
                                                                            (000)
(Omega)  Total Fina ELF Cap. 1.775%, 11/07/19.............................  64,500 $    64,479,432
                                                                                   ---------------
TOTAL COMMERCIAL PAPER....................................................             183,479,432
                                                                                   ---------------

                                                                           SHARES
                                                                           -------
SECURITIES LENDING COLLATERAL -- (0.1%)
@(S)     The DFA Short Term Investment Fund............................... 895,837      10,365,732
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $15,662,006,466)................................................         $15,424,339,968
                                                                                   ===============

As of October 31, 2019, DFA Five-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                UNREALIZED
                                                                                 FOREIGN
                                                                                 EXCHANGE
                                                                   SETTLEMENT  APPRECIATION
CURRENCY PURCHASED  CURRENCY SOLD            COUNTERPARTY             DATE    (DEPRECIATION)
------------------  ---------------- ----------------------------- ---------- --------------
EUR    124,048,744  USD  137,731,321 National Australia Bank Ltd.   11/01/19    $  620,205
EUR     23,597,074  USD   26,218,886 UBS AG                         11/04/19        98,923
EUR     35,878,323  USD   39,754,969 JP Morgan                      11/15/19       288,643
EUR     23,440,000  USD   26,076,292 JP Morgan                      11/29/19       108,537
EUR      1,000,000  USD    1,112,464 ANZ Securities                 11/29/19         4,636
EUR     10,325,907  USD   11,426,228 HSBC Bank                      12/03/19       111,814
EUR     19,329,151  USD   21,308,591 Bank of America Corp.          12/19/19       316,750
EUR      6,194,290  USD    6,830,437 Bank of America Corp.          12/19/19        99,698
GBP     22,758,125  USD   28,635,634 State Street Bank and Trust    11/20/19       858,753
GBP     17,977,116  USD   23,153,307 State Street Bank and Trust    12/30/19       179,036
GBP     30,345,169  USD   37,589,401 Citibank, N.A.                 01/03/20     1,801,553
GBP     28,760,921  USD   37,082,036 Citibank, N.A.                 01/14/20       264,448
USD    145,456,880  EUR  130,147,080 JP Morgan                      11/01/19       303,883
USD    139,395,765  EUR  123,887,558 JP Morgan                      11/04/19     1,224,011
USD     35,665,737  NOK  323,209,261 State Street Bank and Trust    11/05/19       519,301
USD    138,103,057  EUR  122,484,604 JP Morgan                      11/05/19     1,487,141
USD     39,924,803  NOK  365,079,245 State Street Bank and Trust    11/06/19       225,016
USD    148,470,874  EUR  131,681,858 JP Morgan                      11/06/19     1,587,053
USD     39,553,015  NOK  359,868,321 JP Morgan                      11/07/19       419,560
USD    145,684,447  EUR  129,282,792 JP Morgan                      11/07/19     1,467,280
USD    140,089,804  EUR  124,225,929 Barclays Capital               11/08/19     1,504,649
USD     30,128,212  EUR   26,978,908 JP Morgan                      11/12/19        22,997
USD    106,256,190  EUR   94,279,565 Citibank, N.A.                 11/12/19     1,051,539
USD    146,238,000  EUR  129,506,258 State Street Bank and Trust    11/13/19     1,715,310

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED


                                                                                        UNREALIZED
                                                                                         FOREIGN
                                                                                         EXCHANGE
                                                                           SETTLEMENT  APPRECIATION
CURRENCY PURCHASED   CURRENCY SOLD               COUNTERPARTY                 DATE    (DEPRECIATION)
------------------  ---------------- ------------------------------------- ---------- --------------
USD    137,690,214  EUR  122,256,374 State Street Bank and Trust            11/14/19   $ 1,249,272
USD    148,577,147  EUR  132,338,817 JP Morgan                              11/15/19       874,472
USD      3,155,888  NOK   28,694,401 Bank of America Corp.                  11/20/19        35,342
USD    144,095,566  EUR  128,872,202 State Street Bank and Trust            11/27/19       150,926
USD    143,667,050  GBP  110,543,047 State Street Bank and Trust            01/13/20       128,915
USD    140,729,715  CAD  185,258,989 JP Morgan                              01/16/20        12,747
USD    137,145,243  CAD  180,066,493 UBS AG                                 01/17/20       372,009
USD     66,010,838  SEK  630,230,151 State Street Bank and Trust            01/21/20       441,299
USD    129,341,767  CAD  169,351,521 State Street Bank and Trust            01/21/20       706,091
USD    140,226,992  EUR  124,789,018 State Street Bank and Trust            01/21/20       283,791
USD     72,922,469  SEK  698,722,458 Bank of America Corp.                  01/22/20       223,657
USD    134,948,300  CAD  176,640,375 State Street Bank and Trust            01/22/20       775,853
USD    144,061,009  GBP  110,895,408 State Street Bank and Trust            01/22/20        32,305
USD     51,086,711  NOK  465,424,107 Morgan Stanley and Co. International   01/23/20       450,474
USD    140,180,534  CAD  183,111,720 State Street Bank and Trust            01/24/20     1,091,924
USD    113,807,943  CAD  148,523,280 National Australia Bank Ltd.           01/28/20       991,064
USD    112,738,301  CAD  146,963,902 State Street Bank and Trust            01/29/20     1,105,646
USD    112,295,725  EUR  100,009,819 State Street Bank and Trust            01/30/20        78,446
                                                                                       -----------
TOTAL APPRECIATION                                                                     $25,284,969

CAD     10,277,666  USD    7,877,616 HSBC Bank                              01/09/20   $   (71,150)
EUR      6,098,336  USD    6,828,379 State Street Bank and Trust            11/01/19       (26,907)
EUR    100,290,484  USD  111,932,203 State Street Bank and Trust            11/04/19       (78,258)
EUR      5,900,000  USD    6,608,738 State Street Bank and Trust            11/06/19       (27,615)
EUR      5,810,915  USD    6,513,389 State Street Bank and Trust            11/15/19       (27,857)
EUR     51,393,654  USD   57,567,019 State Street Bank and Trust            12/19/19       (68,101)
GBP    110,776,202  USD  143,622,454 State Street Bank and Trust            11/04/19      (128,479)
USD    136,976,967  GBP  110,776,202 Citibank, N.A.                         11/04/19    (6,517,010)
USD    133,962,852  CAD  177,427,850 JP Morgan                              11/05/19      (749,311)
USD     35,790,938  EUR   32,280,921 JP Morgan                              11/15/19      (237,632)
USD     93,913,524  GBP   73,657,111 State Street Bank and Trust            11/15/19    (1,530,735)
USD    141,210,992  EUR  126,654,456 JP Morgan                              11/18/19      (174,662)
USD    136,654,243  EUR  123,167,034 State Street Bank and Trust            11/19/19      (847,207)
USD      7,668,266  EUR    6,929,298 State Street Bank and Trust            11/20/19       (67,974)
USD    128,641,353  EUR  116,310,235 State Street Bank and Trust            11/20/19    (1,213,640)
USD    143,430,313  GBP  115,885,547 State Street Bank and Trust            11/20/19    (6,756,627)
USD    139,997,780  EUR  126,074,809 State Street Bank and Trust            11/21/19      (767,960)
USD    138,765,952  EUR  124,563,876 State Street Bank and Trust            11/22/19      (321,737)
USD    133,847,854  EUR  121,306,233 State Street Bank and Trust            11/25/19    (1,628,497)
USD    140,193,819  EUR  125,662,238 Bank of America Corp.                  11/26/19      (156,402)
USD     21,690,926  EUR   19,601,344 Bank of America Corp.                  11/29/19      (205,739)
USD     52,811,598  EUR   47,562,205 ANZ Securities                         11/29/19      (320,151)
USD     97,592,259  EUR   88,033,550 HSBC Bank                              11/29/19      (750,037)
USD    141,830,192  EUR  127,363,243 JP Morgan                              12/02/19      (474,779)
USD     18,790,077  EUR   17,161,916 State Street Bank and Trust            12/03/19      (386,438)
USD     22,630,386  EUR   20,350,212 State Street Bank and Trust            12/03/19      (108,692)
USD     40,884,363  EUR   36,837,548 JP Morgan                              12/03/19      (277,462)
USD     41,501,981  EUR   37,395,694 JP Morgan                              12/03/19      (283,510)
USD     41,505,698  EUR   37,395,694 JP Morgan                              12/03/19      (279,793)
USD      8,538,925  GBP    6,926,633 UBS AG                                 12/04/19      (441,872)
USD    133,522,049  GBP  106,881,922 Citibank, N.A.                         12/04/19    (5,056,798)
USD    135,957,830  EUR  122,434,852 State Street Bank and Trust            12/05/19      (869,061)
USD      6,299,816  EUR    5,725,817 JP Morgan                              12/06/19       (99,571)
USD    129,784,129  EUR  117,628,015 Barclays Capital                       12/06/19    (1,681,343)
USD     13,923,773  EUR   12,500,000 JP Morgan                              12/09/19       (50,029)
USD     14,225,530  EUR   12,770,860 JP Morgan                              12/09/19       (51,067)

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED


                                                                                UNREALIZED
                                                                                 FOREIGN
                                                                                 EXCHANGE
                                                                   SETTLEMENT  APPRECIATION
CURRENCY PURCHASED   CURRENCY SOLD           COUNTERPARTY             DATE    (DEPRECIATION)
------------------  ---------------- ----------------------------- ---------- --------------
USD    112,623,672  EUR  100,816,091 UBS AG                         12/09/19   $   (79,054)
USD      8,997,233  EUR    8,137,679 JP Morgan                      12/10/19      (100,636)
USD    125,410,061  EUR  112,991,056 JP Morgan                      12/10/19      (913,158)
USD     20,491,386  EUR   18,500,000 Goldman Sachs International    12/11/19      (193,132)
USD    123,674,317  EUR  111,491,597 State Street Bank and Trust    12/11/19      (982,434)
USD      4,210,107  EUR    3,800,000 Bank of America Corp.          12/12/19       (38,943)
USD      4,219,588  EUR    3,808,003 National Australia Bank Ltd.   12/12/19       (38,410)
USD    127,741,327  EUR  114,792,194 JP Morgan                      12/12/19      (615,974)
USD    140,721,442  EUR  126,828,405 JP Morgan                      12/13/19    (1,105,686)
USD    132,676,131  EUR  119,125,637 Barclays Capital               12/16/19      (569,109)
USD    133,596,869  EUR  120,833,908 JP Morgan                      12/17/19    (1,569,876)
USD    139,169,393  EUR  125,961,533 JP Morgan                      12/18/19    (1,744,412)
USD     50,353,858  EUR   45,791,858 State Street Bank and Trust    12/19/19      (877,804)
USD    129,776,674  EUR  117,996,076 HSBC Bank                      12/19/19    (2,236,643)
USD    138,156,323  EUR  126,139,585 HSBC Bank                      12/20/19    (2,979,140)
USD    134,483,204  EUR  121,861,431 Citibank, N.A.                 12/23/19    (1,898,080)
USD    136,398,757  CAD  181,343,525 Citibank, N.A.                 12/27/19    (1,330,660)
USD    140,391,162  EUR  128,062,636 National Australia Bank Ltd.   12/27/19    (2,975,873)
USD     96,727,796  DKK  658,437,905 Barclays Capital               12/30/19    (2,007,058)
USD    133,880,061  CAD  177,499,283 Citibank, N.A.                 12/30/19      (934,035)
USD    139,586,037  EUR  126,831,275 Citibank, N.A.                 12/30/19    (2,436,423)
USD    142,621,089  GBP  115,610,078 JP Morgan                      12/30/19    (7,428,232)
USD     22,665,229  EUR   20,539,157 State Street Bank and Trust    01/02/20      (339,500)
USD     53,389,934  DKK  362,000,000 State Street Bank and Trust    01/02/20      (907,800)
USD     53,576,974  DKK  363,303,013 State Street Bank and Trust    01/02/20      (916,204)
USD    132,365,825  EUR  120,281,263 State Street Bank and Trust    01/02/20    (2,354,301)
USD    138,123,176  CAD  182,683,909 HSBC Bank                      01/02/20      (633,230)
USD     16,083,160  GBP   13,119,800 Citibank, N.A.                 01/03/20      (947,605)
USD    116,297,290  GBP   93,876,313 Citibank, N.A.                 01/03/20    (5,563,213)
USD    125,947,343  CAD  167,758,523 State Street Bank and Trust    01/03/20    (1,472,883)
USD    131,572,953  EUR  119,342,073 State Street Bank and Trust    01/03/20    (2,105,894)
USD     29,683,105  EUR   26,716,834 State Street Bank and Trust    01/06/20      (250,427)
USD     29,683,952  EUR   26,716,834 UBS AG                         01/06/20      (249,580)
USD     29,686,113  EUR   26,716,834 State Street Bank and Trust    01/06/20      (247,419)
USD     29,688,165  EUR   26,716,834 Citibank, N.A.                 01/06/20      (245,367)
USD    140,163,256  CAD  185,099,848 State Street Bank and Trust    01/06/20      (429,496)
USD    142,524,099  GBP  112,780,739 Barclays Capital               01/06/20    (3,893,519)
USD      8,327,854  SEK   81,516,555 HSBC Bank                      01/07/20      (147,809)
USD     61,308,025  SEK  604,052,707 State Street Bank and Trust    01/07/20    (1,498,202)
USD     86,654,544  GBP   70,063,523 Citibank, N.A.                 01/07/20    (4,307,757)
USD    136,465,278  CAD  181,454,059 State Street Bank and Trust    01/07/20    (1,358,639)
USD    143,723,017  EUR  129,878,701 State Street Bank and Trust    01/07/20    (1,802,025)
USD     16,681,583  EUR   15,124,708 State Street Bank and Trust    01/08/20      (266,228)
USD    133,852,642  CAD  178,162,699 JP Morgan                      01/08/20    (1,471,635)
USD    135,877,312  EUR  122,804,192 Bank of America Corp.          01/08/20    (1,729,460)
USD     72,064,903  SEK  703,537,277 HSBC Bank                      01/09/20    (1,091,825)
USD    139,948,982  CAD  186,048,204 JP Morgan                      01/09/20    (1,365,101)
USD    140,627,699  EUR  127,236,203 Barclays Capital               01/09/20    (1,954,116)
USD     78,248,262  SEK  765,266,989 Barclays Capital               01/10/20    (1,330,977)
USD    137,688,148  CAD  183,166,406 Bank of America Corp.          01/10/20    (1,437,377)
USD    141,110,225  GBP  114,753,923 JP Morgan                      01/10/20    (7,884,265)
USD    143,190,410  EUR  128,959,265 JP Morgan                      01/10/20    (1,331,207)
USD    138,452,614  EUR  124,048,744 National Australia Bank Ltd.   01/13/20      (591,662)
USD    128,981,245  CAD  170,500,359 Barclays Capital               01/14/20      (524,911)
USD    138,904,246  EUR  125,411,929 UBS AG                         01/14/20    (1,676,688)
USD    146,390,850  GBP  115,406,428 State Street Bank and Trust    01/14/20    (3,466,116)
USD     64,921,514  CAD   85,686,297 State Street Bank and Trust    01/15/20      (162,978)

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED


                                                                                         UNREALIZED
                                                                                          FOREIGN
                                                                                          EXCHANGE
                                                                            SETTLEMENT  APPRECIATION
CURRENCY PURCHASED    CURRENCY SOLD               COUNTERPARTY                 DATE    (DEPRECIATION)
------------------   ---------------- ------------------------------------- ---------- --------------
USD      64,924,958  CAD   85,686,298 State Street Bank and Trust            01/15/20  $    (159,535)
USD     143,714,498  EUR  129,528,346 State Street Bank and Trust            01/15/20     (1,489,719)
USD       5,753,104  EUR    5,138,134 Morgan Stanley and Co. International   01/16/20         (7,217)
USD      66,477,207  EUR   59,432,506 JP Morgan                              01/16/20       (152,098)
USD      66,482,075  EUR   59,432,506 State Street Bank and Trust            01/16/20       (147,230)
USD     111,873,945  DKK  746,700,914 State Street Bank and Trust            01/16/20       (245,190)
USD     111,506,685  DKK  742,692,169 State Street Bank and Trust            01/17/20        (18,316)
USD     133,589,162  EUR  119,187,998 State Street Bank and Trust            01/17/20        (39,802)
USD     139,589,326  EUR  125,039,112 State Street Bank and Trust            01/17/20       (599,681)
USD     136,895,049  EUR  122,145,536 State Street Bank and Trust            01/22/20        (92,117)
USD      68,283,067  SEK  657,336,919 UBS AG                                 01/23/20       (112,868)
USD     137,077,371  GBP  105,977,033 State Street Bank and Trust            01/23/20       (566,956)
USD     143,884,052  EUR  128,560,157 State Street Bank and Trust            01/23/20       (306,074)
USD     148,895,031  EUR  133,044,781 State Street Bank and Trust            01/24/20       (334,171)
USD      78,705,683  SEK  757,400,692 State Street Bank and Trust            01/28/20       (119,731)
USD     140,886,523  EUR  126,109,063 State Street Bank and Trust            01/28/20       (598,242)
USD     132,796,232  EUR  118,967,732 State Street Bank and Trust            01/29/20       (684,758)
                                                                                       -------------
TOTAL (DEPRECIATION)                                                                    $(127,417,996
                                                                                       -------------
TOTAL APPRECIATION
  (DEPRECIATION)                                                                       $(102,133,027)
                                                                                       =============

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                               ---------------------------------------------
                                               LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                               ------- -------------- ------- --------------
Bonds
   Australia..................................   --    $  230,601,336   --    $  230,601,336
   Austria....................................   --       271,178,397   --       271,178,397
   Belgium....................................   --       719,399,583   --       719,399,583
   Canada.....................................   --     3,050,584,074   --     3,050,584,074
   Denmark....................................   --       582,105,608   --       582,105,608
   Finland....................................   --       443,482,000   --       443,482,000
   France.....................................   --     1,244,721,055   --     1,244,721,055
   Germany....................................   --     1,519,902,415   --     1,519,902,415
   Japan......................................   --       423,903,333   --       423,903,333
   Netherlands................................   --       898,777,416   --       898,777,416
   Norway.....................................   --       229,357,704   --       229,357,704
   Singapore..................................   --        11,135,519   --        11,135,519
   Supranational Organization Obligations.....   --     2,055,533,585   --     2,055,533,585
   Sweden.....................................   --       719,724,646   --       719,724,646
   Switzerland................................   --        87,709,523   --        87,709,523
   United Kingdom.............................   --       404,839,443   --       404,839,443
   United States..............................   --       604,041,897   --       604,041,897
U.S. Treasury Obligations.....................   --     1,733,497,270   --     1,733,497,270
Commercial Paper..............................   --       183,479,432   --       183,479,432

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED


                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                               ------------------------------------------------
                                               LEVEL 1     LEVEL 2      LEVEL 3      TOTAL
                                               ------- ---------------  ------- ---------------
Securities Lending Collateral.................   --    $    10,365,732    --    $    10,365,732
Forward Currency Contracts**..................   --       (102,133,027)   --       (102,133,027)
                                                 --    ---------------    --    ---------------
TOTAL.........................................   --    $15,322,206,941    --    $15,322,206,941
                                                 ==    ===============    ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

              DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                                FACE
                                                                               AMOUNT^    VALUE+
                                                                               ------- ------------
                                                                                (000)
BONDS -- (100.0%)
AUSTRALIA -- (0.9%)
Queensland Treasury Corp.
         3.500%, 08/21/30................................................. AUD  16,000 $ 13,003,446
                                                                                       ------------
AUSTRIA -- (2.5%)
Republic of Austria Government Bond
(Omega)  0.750%, 02/20/28................................................. EUR  31,000   37,458,132
                                                                                       ------------
BELGIUM -- (6.4%)
Dexia Credit Local SA
         1.000%, 10/18/27................................................. EUR  32,450   39,065,802
Kingdom of Belgium Government Bond
(Omega)  0.800%, 06/22/28................................................. EUR   2,500    3,025,574
(Omega)  1.000%, 06/22/31................................................. EUR  32,300   40,081,223
         1.250%, 04/22/33................................................. EUR   9,000   11,555,596
                                                                                       ------------
TOTAL BELGIUM.............................................................               93,728,195
                                                                                       ------------
CANADA -- (16.5%)
CPPIB Capital, Inc.
         0.875%, 02/06/29................................................. EUR  15,000   17,973,500
         1.500%, 03/04/33................................................. EUR  29,520   38,136,448
Province of Alberta Canada
         3.500%, 06/01/31................................................. CAD  31,000   26,363,534
         3.900%, 12/01/33................................................. CAD  32,000   28,532,746
Province of Manitoba Canada
         3.250%, 09/05/29................................................. CAD  24,700   20,412,616
Province of Ontario Canada
         5.850%, 03/08/33................................................. CAD  51,000   54,463,632
Province of Quebec Canada
         0.875%, 05/04/27................................................. EUR  32,763   39,066,686
         0.875%, 07/05/28................................................. EUR   3,000    3,585,291
Province of Saskatchewan Canada
         6.400%, 09/05/31................................................. CAD  13,000   14,055,318
                                                                                       ------------
TOTAL CANADA..............................................................              242,589,771
                                                                                       ------------
DENMARK -- (3.8%)
Denmark Government Bond
(Omega)  0.500%, 11/15/29................................................. DKK 345,000   56,081,298
                                                                                       ------------
FINLAND -- (5.8%)
Finland Government Bond
(Omega)  1.125%, 04/15/34................................................. EUR  36,000   46,192,037
Municipality Finance P.L.C.
         1.250%, 02/23/33................................................. EUR  30,511   38,907,633
                                                                                       ------------
TOTAL FINLAND.............................................................               85,099,670
                                                                                       ------------

                                                                              FACE
                                                                             AMOUNT^     VALUE+
                                                                            --------- ------------
                                                                              (000)
FRANCE -- (21.0%)
Agence Francaise de Developpement
     1.000%, 01/31/28.................................................. EUR    28,000 $ 33,750,643
     0.875%, 05/25/31.................................................. EUR     5,500    6,584,456
     1.375%, 07/05/32.................................................. EUR    13,000   16,412,936
FRANCE (GOVT OF) BONDS REGS 05/34 1.25
     1.250%, 05/25/34.................................................. EUR    73,000   94,197,711
French Republic Government Bond OAT
     0.750%, 05/25/28.................................................. EUR    32,000   38,720,707
SNCF Mobilites
     5.375%, 03/18/27.................................................. GBP    16,226   27,187,701
     1.500%, 02/02/29.................................................. EUR    21,000   26,392,519
SNCF Reseau
     5.000%, 10/10/33.................................................. EUR     9,000   16,222,966
SNCF Reseau EPIC
     5.250%, 12/07/28.................................................. GBP    16,713   29,156,261
     1.125%, 05/25/30.................................................. EUR     8,000    9,792,991
Unedic Asseo
     1.500%, 04/20/32.................................................. EUR     9,000   11,681,256
                                                                                      ------------
TOTAL FRANCE...........................................................                310,100,147
                                                                                      ------------
GERMANY -- (6.5%)
Deutsche Bahn Finance GMBH
     3.125%, 07/24/26.................................................. GBP    15,550   22,659,844
     0.625%, 09/26/28.................................................. EUR     1,000    1,166,113
     1.125%, 12/18/28.................................................. EUR     1,500    1,822,712
Kreditanstalt fuer Wiederaufbau
     2.050%, 02/16/26.................................................. JPY 1,029,000   11,042,276
     2.050%, 02/16/26.................................................. JPY   399,000    4,281,699
     0.500%, 09/15/27.................................................. EUR    27,400   32,326,397
     5.750%, 06/07/32.................................................. GBP     5,000   10,072,319
State of North Rhine-Westphalia Germany
     2.375%, 05/13/33.................................................. EUR     9,000   12,894,759
                                                                                      ------------
TOTAL GERMANY..........................................................                 96,266,119
                                                                                      ------------
NETHERLANDS -- (3.4%)
BNG Bank NV
     0.625%, 06/19/27.................................................. EUR    10,125   11,966,657
     0.750%, 01/11/28.................................................. EUR    12,300   14,702,933
Nederlandse Waterschapsbank NV
     1.000%, 03/01/28.................................................. EUR     7,600    9,269,267
     0.500%, 04/29/30.................................................. EUR     6,500    7,580,037

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

                                                                                 FACE
                                                                                AMOUNT^    VALUE+
                                                                               --------- -----------
                                                                                 (000)
NETHERLANDS -- (Continued)
Netherlands Government Bond
(Omega)  0.250%, 07/15/29................................................. EUR     5,000 $ 5,862,818
                                                                                         -----------
TOTAL NETHERLANDS                                                                         49,381,712
                                                                                         -----------
NORWAY -- (2.6%)
Equinor ASA
         6.875%, 03/11/31................................................. GBP    19,124  38,509,199
                                                                                         -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (17.1%)
African Development Bank
         0.875%, 05/24/28................................................. EUR     7,535   9,107,835
         0.500%, 03/21/29................................................. EUR     3,500   4,101,849
Asian Development Bank
         2.350%, 06/21/27................................................. JPY 4,130,000  46,221,830
Council Of Europe Development Bank
         0.750%, 01/24/28................................................. EUR     9,500  11,400,339
European Financial Stability Facility
         0.875%, 07/26/27................................................. EUR     8,000   9,660,190
         1.250%, 05/24/33................................................. EUR    25,000  32,031,128
European Investment Bank
         1.900%, 01/26/26................................................. JPY 2,297,800  24,366,143
         2.150%, 01/18/27................................................. JPY   517,100   5,679,278
         1.375%, 05/12/28................................................. SEK   110,000  12,262,829
         6.000%, 12/07/28................................................. GBP     1,300   2,420,726
         5.625%, 06/07/32................................................. GBP     5,800  11,460,228
European Stability Mechanism
         0.750%, 09/05/28................................................. EUR     3,000   3,616,462

                                                                               FACE
                                                                              AMOUNT^     VALUE+
                                                                              ------- --------------
                                                                               (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
    1.200%, 05/23/33..................................................... EUR  38,500 $   49,302,260
European Union
    2.875%, 04/04/28..................................................... EUR  21,460     30,173,868
                                                                                      --------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.............................                251,804,965
                                                                                      --------------
SWEDEN -- (3.7%)
Sweden Government Bond
    2.250%, 06/01/32..................................................... SEK 415,000     55,098,377
                                                                                      --------------
UNITED KINGDOM -- (9.8%)
Network Rail Infrastructure Finance P.L.C.
    4.375%, 12/09/30..................................................... GBP   6,700     11,792,070
Transport for London
    4.000%, 09/12/33..................................................... GBP  19,346     32,333,666
United Kingdom Gilt
    4.250%, 06/07/32..................................................... GBP  54,650    100,531,612
                                                                                      --------------
TOTAL UNITED KINGDOM.....................................................                144,657,348
                                                                                      --------------
TOTAL BONDS..............................................................              1,473,778,379
                                                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $1,425,526,316)................................................             $1,473,778,379
                                                                                      ==============

As of October 31, 2019, DFA World ex U.S. Government Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                              UNREALIZED
                                                                                               FOREIGN
                                                                                               EXCHANGE
                                                                                 SETTLEMENT  APPRECIATION
CURRENCY PURCHASED    CURRENCY SOLD                  COUNTERPARTY                   DATE    (DEPRECIATION)
------------------- ------------------- ---------------------------------------  ---------- --------------
DKK      4,882,095  USD         731,539 Anz Securities                            01/06/20   $     1,009
GBP      2,967,340  USD       3,851,393 JP Morgan                                 01/03/20           500
GBP      2,877,301  USD       3,711,995 UBS AG                                    01/03/20        23,019
USD     93,922,705  JPY  10,007,460,414 State Street Bank and Trust               12/20/19       975,334
                                                                                             -----------
TOTAL APPRECIATION                                                                           $   999,862

CAD      2,026,760  USD       1,544,217 State Street Bank and Trust               01/06/20   $    (4,790)
GBP      5,912,376  USD       7,688,767 Bank of America Corp.                     01/06/20       (13,024)
USD     13,093,253  AUD      18,988,352 State Street Bank and Trust               12/04/19        (7,190)
USD    132,505,626  EUR     120,818,149 National Australia Bank Ltd.              12/30/19    (2,783,487)
USD      1,778,264  EUR       1,610,388 State Street Bank and Trust               01/03/20       (25,583)
USD      6,604,525  EUR       5,975,407 State Street Bank and Trust               01/03/20       (88,718)
USD    130,197,032  EUR     118,098,459 State Street Bank and Trust               01/03/20    (2,088,803)

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

                                                                                           UNREALIZED
                                                                                            FOREIGN
                                                                                            EXCHANGE
                                                                              SETTLEMENT  APPRECIATION
CURRENCY PURCHASED   CURRENCY SOLD                COUNTERPARTY                   DATE    (DEPRECIATION)
------------------- ---------------- ---------------------------------------  ---------- --------------
USD    144,475,357  GBP  116,722,674 Bank of America Corp.                     01/03/20   $ (7,041,925)
USD      1,870,638  EUR    1,672,971 UBS AG                                    01/06/20         (3,758)
USD      5,837,473  GBP    4,518,366 State Street Bank and Trust               01/06/20        (28,497)
USD     56,565,825  DKK  379,992,428 State Street Bank and Trust               01/06/20       (451,228)
USD     65,713,158  EUR   59,148,140 State Street Bank and Trust               01/06/20       (556,399)
USD     65,719,663  EUR   59,148,139 State Street Bank and Trust               01/06/20       (549,893)
USD    142,558,742  GBP  112,606,771 Barclays Capital                          01/06/20     (3,633,022)
USD    145,164,545  CAD  191,675,411 UBS AG                                    01/06/20       (422,682)
USD    138,506,135  EUR  125,331,410 Barclays Capital                          01/09/20     (1,941,155)
USD     68,036,637  EUR   60,707,077 State Street Bank and Trust               01/17/20        (25,785)
USD     68,038,507  EUR   60,707,077 State Street Bank and Trust               01/17/20        (23,915)
USD     68,252,031  SEK  656,333,443 Bank of America Corp.                     01/17/20        (20,952)
USD    134,773,991  EUR  120,634,127 State Street Bank and Trust               01/28/20       (568,313)
                                                                                          ------------
TOTAL (DEPRECIATION)                                                                      $(20,279,119)
                                                                                          ------------
TOTAL APPRECIATION (DEPRECIATION)                                                         $(19,279,257)
                                                                                          ============

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ----------------------------------------------
                                                             LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                                             ------- --------------  ------- --------------
Bonds
   Australia................................................   --    $   13,003,446    --    $   13,003,446
   Austria..................................................   --        37,458,132    --        37,458,132
   Belgium..................................................   --        93,728,195    --        93,728,195
   Canada...................................................   --       242,589,771    --       242,589,771
   Denmark..................................................   --        56,081,298    --        56,081,298
   Finland..................................................   --        85,099,670    --        85,099,670
   France...................................................   --       310,100,147    --       310,100,147
   Germany..................................................   --        96,266,119    --        96,266,119
   Netherlands..............................................   --        49,381,712    --        49,381,712
   Norway...................................................   --        38,509,199    --        38,509,199
   Supranational Organization Obligations...................   --       251,804,965    --       251,804,965
   Sweden...................................................   --        55,098,377    --        55,098,377
   United Kingdom...........................................   --       144,657,348    --       144,657,348
Forward Currency Contracts**................................   --       (19,279,257)   --       (19,279,257)
                                                               --    --------------    --    --------------
TOTAL.......................................................   --    $1,454,499,122    --    $1,454,499,122
                                                               ==    ==============    ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      DFA SHORT-TERM GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                                  FACE
                                                                                 AMOUNT^       VALUE+
                                                                                ---------- --------------
                                                                                  (000)
                                                                                ----------
AGENCY OBLIGATIONS -- (36.9%)
Federal Home Loan Bank
            1.008%, 11/04/19.................................................      233,000 $  232,967,380
            1.466%, 11/06/19.................................................      172,000    171,959,867
            1.540%, 11/13/19.................................................      110,000    109,938,400
            1.577%, 11/19/19.................................................      236,000    235,801,760
            1.600%, 11/27/19.................................................       46,000     45,944,187
            1.624%, 12/10/19.................................................       90,000     89,837,175
                                                                                           --------------
TOTAL AGENCY OBLIGATIONS.....................................................                 886,448,769
                                                                                           --------------
U.S. TREASURY OBLIGATIONS -- (59.1%)
U.S. Treasury Bills
(infinity)  0.999%, 11/05/19.................................................      173,000    172,970,827
(infinity)  1.282%, 11/12/19.................................................       27,000     26,987,500
(infinity)  1.277%, 11/14/19.................................................      230,000    229,876,018
(infinity)  0.000%, 11/26/19.................................................       93,000     92,899,949
U.S. Treasury Notes
            1.000%, 11/15/19.................................................       59,000     58,980,743
            1.000%, 11/30/19.................................................       30,000     29,979,640
            1.500%, 11/30/19.................................................      100,000     99,971,385
U.S. Treasury Notes, 3M USTMMR + 0.045%, FRN
(r)         1.682%, 10/31/20.................................................      236,000    235,727,710
U.S. Treasury Notes, 3M USTMMR + 0.115%, FRN
(r)         1.752%, 01/31/21.................................................      235,000    234,734,986
U.S. Treasury Notes, 3M USTMMR + 0.139%, FRN
(r)         1.776%, 04/30/21.................................................      235,000    234,698,185
                                                                                           --------------
TOTAL U.S. TREASURY OBLIGATIONS..............................................               1,416,826,943
                                                                                           --------------
TOTAL INVESTMENT SECURITIES
    (Cost $2,303,872,255)....................................................               2,303,275,712
                                                                                           --------------

                                                                                 SHARES
                                                                                ----------
TEMPORARY CASH INVESTMENTS -- (4.0%)
            State Street Institutional U.S. Government Money Market Fund
              1.752%.........................................................   96,119,700     96,119,700
                                                                                           --------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $2,399,991,955)....................................................              $2,399,395,412
                                                                                           ==============

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------------
                                                               LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                             ----------- -------------- ------- --------------
Agency Obligations..........................................          -- $  886,448,769   --    $  886,448,769
U.S. Treasury Obligations...................................          --  1,416,826,943   --     1,416,826,943
Temporary Cash Investments.................................. $96,119,700             --   --        96,119,700
                                                             ----------- --------------   --    --------------
TOTAL....................................................... $96,119,700 $2,303,275,712   --    $2,399,395,412
                                                             =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

              DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                         FACE
                                                                        AMOUNT^     VALUE+
                                                                        ------- --------------
                                                                         (000)
                                                                        -------
AGENCY OBLIGATIONS -- (29.2%)
Federal Farm Credit Bank
     5.350%, 08/07/20..................................................   4,693 $    4,827,147
     5.250%, 03/02/21..................................................   4,273      4,472,780
     5.220%, 02/22/22..................................................   3,503      3,791,112
     5.210%, 12/19/22..................................................  14,851     16,534,617
     5.250%, 03/06/23..................................................   4,203      4,716,924
     5.220%, 05/15/23..................................................  33,694     37,997,739
     3.500%, 12/20/23..................................................   6,000      6,471,657
Federal Home Loan Bank
     5.250%, 12/11/20..................................................   5,290      5,502,371
     5.000%, 03/12/21..................................................   3,645      3,813,190
     5.250%, 06/10/22..................................................   5,780      6,318,073
     5.750%, 06/10/22..................................................  13,660     15,107,793
     5.375%, 09/30/22..................................................  44,400     49,084,989
     2.125%, 03/10/23..................................................  10,000     10,177,646
     4.750%, 03/10/23..................................................  34,465     38,028,881
     2.500%, 12/08/23..................................................  25,000     25,878,726
     3.250%, 03/08/24..................................................  20,000     21,378,685
     2.875%, 06/14/24..................................................  61,000     64,398,918
     5.375%, 08/15/24..................................................  29,950     35,079,473
     5.365%, 09/09/24..................................................   1,400      1,641,377
     2.875%, 09/13/24..................................................  71,500     75,485,917
     2.750%, 12/13/24..................................................  20,000     21,063,351
     3.125%, 06/13/25..................................................  11,480     12,380,725
     3.125%, 09/12/25..................................................  43,715     47,104,300
     4.375%, 03/13/26..................................................  14,080     16,258,161
     5.750%, 06/12/26..................................................   8,080     10,093,348
     3.000%, 09/11/26..................................................  60,885     65,529,876
     2.500%, 12/10/27..................................................  43,230     45,005,886
     3.000%, 03/10/28..................................................  29,640     32,143,589
     3.250%, 06/09/28.................................................. 149,850    165,807,419
     3.250%, 11/16/28.................................................. 136,000    151,549,285
Tennessee Valley Authority
     3.875%, 02/15/21..................................................  49,241     50,612,840
     1.875%, 08/15/22..................................................  89,450     90,037,627
     2.875%, 09/15/24.................................................. 122,775    129,427,088
     6.750%, 11/01/25..................................................  47,282     60,411,954
     2.875%, 02/01/27.................................................. 140,706    149,433,288
     7.125%, 05/01/30.................................................. 100,000    146,616,248
                                                                                --------------
TOTAL AGENCY OBLIGATIONS...............................................          1,624,183,000
                                                                                --------------
U.S. TREASURY OBLIGATIONS -- (70.4%)
U.S. Treasury Bonds
     6.875%, 08/15/25..................................................  71,630     92,631,493
     6.000%, 02/15/26.................................................. 128,833    162,817,230
     6.750%, 08/15/26..................................................  90,183    120,031,193

                                                                        FACE
                                                                       AMOUNT^       VALUE+
                                                                      ---------- --------------
                                                                        (000)
                                                                      ----------
    6.625%, 02/15/27.................................................     98,828 $  132,857,360
    6.125%, 11/15/27.................................................     20,000     26,760,938
    5.250%, 11/15/28.................................................     95,132    123,690,310
    6.125%, 08/15/29.................................................     75,528    105,786,405
    6.250%, 05/15/30.................................................    171,289    246,302,114
    5.375%, 02/15/31.................................................    217,000    298,146,132
U.S. Treasury Notes
    2.000%, 10/31/21.................................................          2          1,816
    2.250%, 11/15/24.................................................     40,500     41,876,367
    2.250%, 12/31/24.................................................     80,000     82,778,125
    2.500%, 01/31/25.................................................     50,000     52,384,766
    2.000%, 02/15/25.................................................     66,000     67,485,000
    2.125%, 05/15/25.................................................    140,000    144,117,968
    2.750%, 06/30/25.................................................     20,000     21,268,750
    2.875%, 07/31/25.................................................     35,000     37,493,750
    2.000%, 08/15/25.................................................    134,000    137,135,391
    2.250%, 11/15/25.................................................    112,000    116,265,625
    1.625%, 02/15/26.................................................    156,000    156,286,407
    1.625%, 05/15/26.................................................    178,000    178,305,937
    1.500%, 08/15/26.................................................    183,000    181,784,767
    2.000%, 11/15/26.................................................    184,300    189,181,071
    2.250%, 02/15/27.................................................    161,500    168,641,328
    2.375%, 05/15/27.................................................     55,000     57,988,477
    2.250%, 08/15/27.................................................    176,000    184,064,375
    2.250%, 11/15/27.................................................     52,000     54,413,125
    2.750%, 02/15/28.................................................      5,000      5,427,344
    2.875%, 05/15/28.................................................    130,000    142,598,828
    2.625%, 02/15/29.................................................    150,000    162,164,062
    2.375%, 05/15/29.................................................    190,000    201,466,796
    1.625%, 08/15/29.................................................    227,000    225,643,321
                                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS......................................             3,917,796,571
                                                                                 --------------
TOTAL INVESTMENT SECURITIES
    (Cost $5,298,514,484)............................................             5,541,979,571
                                                                                 --------------

                                                                       SHARES
                                                                      ----------
TEMPORARY CASH INVESTMENTS -- (0.4%)
    State Street Institutional U.S. Government Money Market Fund
      1.752%......................................................... 19,916,162     19,916,162
                                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $5,318,430,646)............................................            $5,561,895,733
                                                                                 ==============

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED


Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------------
                                                               LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                             ----------- -------------- ------- --------------
Agency Obligations..........................................          -- $1,624,183,000   --    $1,624,183,000
U.S. Treasury Obligations...................................          --  3,917,796,571   --     3,917,796,571
Temporary Cash Investments.................................. $19,916,162             --   --        19,916,162
                                                             ----------- --------------   --    --------------
TOTAL....................................................... $19,916,162 $5,541,979,571   --    $5,561,895,733
                                                             =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                   DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
                                                                               -------
BONDS -- (76.5%)
Abbott Ireland Financing DAC
         0.000%, 09/27/20................................................. EUR  8,847  $ 9,880,219
         0.875%, 09/27/23................................................. EUR 23,016   26,454,985
AbbVie, Inc.
         2.500%, 05/14/20.................................................     22,623   22,688,756
         2.900%, 11/06/22.................................................      1,252    1,276,320
ABN AMRO Bank NV
         0.500%, 07/17/23................................................. EUR 17,291   19,608,282
Aetna, Inc.
         2.750%, 11/15/22.................................................      2,000    2,028,813
Aflac, Inc.
#        3.625%, 06/15/23.................................................        706      746,245
Agence Francaise de Developpement
         1.625%, 01/21/20.................................................     12,892   12,882,151
Agence Francaise de Developpement EPIC, Floating Rate Note, FRN
(r)      2.284%, 06/19/20.................................................     30,000   30,013,390
Airbus Finance BV
(Omega)  2.700%, 04/17/23.................................................      7,000    7,158,478
Albemarle Corp.
         1.875%, 12/08/21................................................. EUR  3,000    3,473,378
Alimentation Couche-Tard, Inc.
(Omega)  2.700%, 07/26/22.................................................      3,000    3,035,358
Allergan Finance LLC
         3.250%, 10/01/22.................................................     18,630   19,062,179
Allergan Funding SCS
         3.450%, 03/15/22.................................................     12,220   12,525,133
Altria Group, Inc.
#        2.625%, 01/14/20.................................................      1,025    1,025,310
         1.000%, 02/15/23................................................. EUR 17,875   20,189,169
Ameren Corp.
         2.700%, 11/15/20.................................................      1,000    1,006,629
American Express Co.
#        2.500%, 08/01/22.................................................      1,220    1,236,978
#        2.650%, 12/02/22.................................................     12,256   12,514,185
American Express Credit Corp.
#        2.600%, 09/14/20.................................................     13,165   13,238,601
American Honda Finance Corp.
#(r)     2.391%, 02/12/21.................................................     30,000   29,992,912
(r)      2.488%, 06/11/21.................................................      8,767    8,787,903
         1.375%, 11/10/22................................................. EUR  5,000    5,802,871
         0.550%, 03/17/23................................................. EUR  4,193    4,761,170
American International Group, Inc.
         3.375%, 08/15/20.................................................      3,000    3,033,548
         6.400%, 12/15/20.................................................     11,283   11,831,608

                                                                                   FACE
                                                                                  AMOUNT^   VALUE+
                                                                                  ------- -----------
                                                                                   (000)
                                                                                  -------
            1.500%, 06/08/23................................................. EUR  7,600  $ 8,835,599
Ameriprise Financial, Inc.
            5.300%, 03/15/20.................................................      6,957    7,038,258
AmerisourceBergen Corp.
            3.500%, 11/15/21.................................................      2,000    2,043,161
Amgen, Inc.
#           3.450%, 10/01/20.................................................      4,990    5,062,951
#           4.100%, 06/15/21.................................................      5,000    5,161,202
Anheuser-Busch InBev SA
            0.800%, 04/20/23................................................. EUR  5,000    5,737,615
ANZ New Zealand International, Ltd.
            0.400%, 03/01/22................................................. EUR  9,750   10,995,963
AP Moller - Maersk A.S.
            1.500%, 11/24/22................................................. EUR    540      626,775
AP Moller Maersk A.S.
            1.750%, 03/18/21................................................. EUR  3,369    3,848,149
Apache Corp.
            3.250%, 04/15/22.................................................     12,484   12,706,015
Applied Materials, Inc.
            2.625%, 10/01/20.................................................      1,590    1,599,796
ArcelorMittal
            2.875%, 07/06/20................................................. EUR  6,450    7,333,355
            3.000%, 04/09/21................................................. EUR    700      812,151
            0.950%, 01/17/23................................................. EUR 12,000   13,469,198
            2.250%, 01/17/24................................................. EUR  7,000    8,173,157
Ares Capital Corp.
#           4.200%, 06/10/24.................................................      9,840   10,203,949
ASB Finance, Ltd.
            0.500%, 06/10/22................................................. EUR  2,200    2,491,887
Assurant, Inc.
            4.000%, 03/15/23.................................................      8,305    8,646,805
AstraZeneca P.L.C.
            2.375%, 11/16/20.................................................     23,256   23,361,402
AT&T, Inc.
#           4.600%, 02/15/21.................................................      8,793    9,033,178
#(r)        2.888%, 06/01/21.................................................      7,800    7,834,410
            3.800%, 03/15/22.................................................      9,259    9,630,747
            2.500%, 03/15/23................................................. EUR 15,000   17,966,574
            1.950%, 09/15/23................................................. EUR  5,200    6,179,487
Australia & New Zealand Banking Group Ltd.
(r)         2.584%, 05/17/21.................................................     12,500   12,547,468
Australia & New Zealand Banking Group, Ltd.
(r)(Omega)  2.504%, 11/09/20.................................................      4,000    4,006,982
            3.300%, 03/07/22................................................. AUD 19,300   13,889,562
Australia & New Zealand Banking Group, Ltd., 3M USD LIBOR + 0.870%, FRN
(r)(Omega)  3.018%, 11/23/21.................................................      2,050    2,073,699

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
                                                                               -------
Australia & New Zealand Banking Group, Ltd., Floating Rate Note, Update
  Replacements.xls: US0003M + 0.870%, FRN
#(r)     3.018%, 11/23/21.................................................     10,000  $10,115,604
Autodesk, Inc.
         3.125%, 06/15/20.................................................     14,337   14,412,507
         3.600%, 12/15/22.................................................      1,000    1,034,878
AutoZone, Inc.
         2.875%, 01/15/23.................................................     22,501   22,916,062
Avnet, Inc.
#        4.875%, 12/01/22.................................................      4,291    4,568,667
Banco Santander SA
         3.848%, 04/12/23.................................................     25,400   26,549,562
Bank of America Corp.
         2.625%, 10/19/20.................................................      2,300    2,315,398
#        5.700%, 01/24/22.................................................     19,171   20,768,410
         3.228%, 06/22/22................................................. CAD  4,130    3,216,640
         3.300%, 01/11/23.................................................        563      583,547
Bank of Montreal
(r)      2.353%, 01/22/21.................................................     22,772   22,817,088
#        1.900%, 08/27/21.................................................      5,254    5,258,518
(r)      2.922%, 08/27/21.................................................      4,608    4,658,227
Bank of Montreal, 3M USD LIBOR + 0.460%, FRN
(r)      2.461%, 04/13/21.................................................      5,000    5,021,400
Bank of New York Mellon Corp. (The)
#        2.150%, 02/24/20.................................................     11,695   11,703,089
Bank of Nova Scotia (The)
         2.350%, 10/21/20.................................................        934      938,476
         2.450%, 03/22/21.................................................     37,679   37,991,294
#        2.700%, 03/07/22.................................................      3,305    3,364,689
Bank of Nova Scotia (The), 3M USD LIBOR + 0.290%, FRN
(r)      2.317%, 01/08/21.................................................      1,898    1,901,449
Bank of Nova Scotia (The), 3M USD LIBOR + 0.440%, FRN
(r)      2.406%, 04/20/21.................................................      5,515    5,532,768
Barclays P.L.C.
         2.750%, 11/08/19.................................................     25,424   25,425,442
         1.500%, 04/01/22................................................. EUR  1,764    2,036,995
Barclays PLC
#        3.200%, 08/10/21.................................................     12,000   12,171,294
BAT International Finance P.L.C.
         6.375%, 12/12/19................................................. GBP  1,787    2,326,564
         4.875%, 02/24/21................................................. EUR  1,487    1,764,558
         3.625%, 11/09/21................................................. EUR  1,854    2,217,058
(Omega)  3.250%, 06/07/22.................................................      7,350    7,509,079
         2.375%, 01/19/23................................................. EUR 12,041   14,339,026

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
                                                                               -------
             0.875%, 10/13/23............................................. EUR  3,487  $ 3,947,541
             7.250%, 03/12/24............................................. GBP  2,443    3,873,980
Bayer Capital Corp. BV
             1.250%, 11/13/23............................................. EUR 17,005   19,811,951
BB&T Corp.
             2.050%, 05/10/21.............................................      1,292    1,294,505
Beam Suntory, Inc.
             3.250%, 06/15/23.............................................     10,000   10,263,361
BHP Billiton Finance, Ltd.
             2.250%, 09/25/20............................................. EUR  3,850    4,386,266
Biogen, Inc.
             2.900%, 09/15/20.............................................     19,046   19,196,661
             3.625%, 09/15/22.............................................      6,426    6,715,821
BMW Finance NV
             0.125%, 01/12/21............................................. EUR  2,322    2,597,858
             0.500%, 11/22/22............................................. EUR  4,200    4,751,272
             0.375%, 07/10/23............................................. EUR  3,000    3,381,968
             0.625%, 10/06/23............................................. EUR 12,085   13,739,878
BMW US Capital LLC
(r)(Omega)   2.676%, 08/13/21.............................................     20,407   20,445,403
             0.625%, 04/20/22............................................. EUR  2,000    2,266,423
BNG Bank NV
             0.050%, 07/11/23............................................. EUR  4,000    4,537,128
BNG Bank NV, Floating Rate Note, Update Replacements.xls: US0003M +
  0.100%, FRN
(r)          2.101%, 07/14/20.............................................     14,000   14,008,455
BNP Paribas SA
             2.875%, 10/24/22............................................. EUR  5,000    6,073,309
             1.125%, 11/22/23............................................. EUR 15,500   17,927,738
             1.000%, 06/27/24............................................. EUR  8,000    9,219,121
Booking Holdings, Inc.
             0.800%, 03/10/22............................................. EUR  7,866    8,949,284
BP Capital Markets America, Inc.
#            2.112%, 09/16/21.............................................      1,000    1,002,631
BP Capital Markets P.L.C.
             2.315%, 02/13/20.............................................     10,527   10,541,415
#            2.500%, 11/06/22.............................................      2,000    2,033,355
             1.109%, 02/16/23............................................. EUR  5,000    5,777,743
             1.117%, 01/25/24............................................. EUR  7,650    8,887,112
BPCE SA
#            2.250%, 01/27/20.............................................     11,575   11,572,272
             2.750%, 12/02/21.............................................      1,000    1,014,064
             1.125%, 12/14/22............................................. EUR  2,500    2,891,693
             1.125%, 01/18/23............................................. EUR  1,600    1,842,192
             0.625%, 09/26/23............................................. EUR 10,000   11,411,189
British Telecommunications P.L.C.
             0.500%, 06/23/22............................................. EUR  1,600    1,805,304
             1.125%, 03/10/23............................................. EUR 10,326   11,895,388
             0.875%, 09/26/23............................................. EUR 15,480   17,707,924

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
                                                                               -------
British Telecommunications PLC
         0.625%, 03/10/21................................................. EUR  4,647  $ 5,231,350
Broadcom Corp. / Broadcom Cayman Finance Ltd.
         2.375%, 01/15/20.................................................      1,000    1,000,690
         3.000%, 01/15/22.................................................      9,465    9,590,240
Caisse d'Amortissement de la Dette Sociale
         2.000%, 04/17/20.................................................     17,000   17,006,698
         0.125%, 11/25/22................................................. EUR 26,900   30,547,410
Caisse des Depots et Consignations, Floating Rate Note, 3M USD LIBOR +
  0.090%, FRN
(r)      2.175%, 10/02/20.................................................     40,000   40,011,861
Canadian Imperial Bank of Commerce
         0.750%, 03/22/23................................................. EUR 23,000   26,337,824
         0.375%, 05/03/24................................................. EUR  2,880    3,220,190
Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.315%, FRN
(r)      2.581%, 02/02/21.................................................        645      646,206
Canadian Natural Resources, Ltd.
         2.950%, 01/15/23.................................................     12,000   12,244,985
Capital One Financial Corp.
         0.800%, 06/12/24................................................. EUR  5,125    5,806,268
Caterpillar Financial Services Corp.
(r)      2.338%, 05/15/20.................................................     28,500   28,521,005
(r)      2.349%, 03/15/21.................................................      7,053    7,058,952
(r)      2.514%, 05/17/21.................................................      3,935    3,943,909
Caterpillar Financial Services Corp., 3M USD LIBOR + 0.280%, FRN
(r)      2.382%, 09/07/21.................................................      7,723    7,725,240
CBS Corp.
         3.375%, 03/01/22.................................................      5,000    5,123,874
Celgene Corp.
         3.550%, 08/15/22.................................................      9,995   10,417,144
Chevron Corp.
#        1.991%, 03/03/20.................................................      1,500    1,500,617
#        2.498%, 03/03/22.................................................        540      548,466
Chubb INA Holdings, Inc.
         2.300%, 11/03/20.................................................      7,229    7,251,314
Church & Dwight Co., Inc.
#        2.875%, 10/01/22.................................................      7,000    7,141,317
Cigna Corp.
(Omega)  3.900%, 02/15/22.................................................      1,000    1,037,191
Cisco Systems, Inc.
         1.850%, 09/20/21.................................................     16,065   16,090,355

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
                                                                               -------
Citigroup, Inc.
(r)      3.456%, 08/02/21.................................................     10,105  $10,251,017
         0.750%, 10/26/23................................................. EUR 26,478   30,274,937
Citizens Bank N.A.
         2.450%, 12/04/19.................................................      2,175    2,175,783
Citizens Bank NA
#        2.650%, 05/26/22.................................................      8,635    8,771,835
Coca-Cola Co. (The)
#        3.150%, 11/15/20.................................................      1,020    1,034,156
Coca-Cola European Partners P.L.C.
         2.625%, 11/06/23................................................. EUR  4,620    5,664,800
Coca-Cola European Partners US LLC
         3.500%, 09/15/20.................................................      4,591    4,639,359
Comcast Corp., 3M USD LIBOR + 0.440%, FRN
(r)      2.539%, 10/01/21.................................................     14,640   14,718,031
Commonwealth Bank of Australia
(Omega)  2.250%, 03/10/20.................................................      4,000    4,004,660
         2.400%, 11/02/20.................................................     10,000   10,052,944
         2.900%, 07/12/21................................................. AUD  5,000    3,536,378
         3.250%, 01/17/22................................................. AUD  5,000    3,586,303
(Omega)  2.750%, 03/10/22.................................................     11,500   11,705,688
         3.250%, 03/31/22................................................. AUD  3,200    2,301,989
Constellation Brands, Inc.
         2.700%, 05/09/22.................................................      4,935    4,997,001
         3.200%, 02/15/23.................................................      5,191    5,354,886
Cooperatieve Rabobank UA
#        2.500%, 01/19/21.................................................      8,935    9,002,312
         0.125%, 10/11/21................................................. EUR  2,750    3,084,882
         2.750%, 01/10/22.................................................      4,928    5,006,654
         4.000%, 01/11/22................................................. EUR  2,500    3,041,824
         3.875%, 02/08/22.................................................     15,799   16,445,573
         4.750%, 06/06/22................................................. EUR  3,000    3,771,268
         0.500%, 12/06/22................................................. EUR  3,496    3,976,110
Corning, Inc.
         4.250%, 08/15/20.................................................      2,850    2,899,054
Costco Wholesale Corp.
         1.700%, 12/15/19.................................................          2        1,999
Cox Communications, Inc.
(Omega)  3.250%, 12/15/22.................................................        770      794,776
Credit Agricole SA
         0.750%, 12/05/23................................................. EUR  2,000    2,297,192
Credit Suisse Group Funding Guernsey, Ltd.
         1.250%, 04/14/22................................................. EUR 10,220   11,742,479
CVS Health Corp.
(r)      2.822%, 03/09/21.................................................      2,185    2,197,061
         2.750%, 12/01/22.................................................      2,120    2,156,532
Daimler AG
         1.400%, 01/12/24................................................. EUR  1,355    1,591,151

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                 (000)
                                                                                -------
DAIMLER AG SR UNSECURED REGS 01/21 0.875
          0.875%, 01/12/21................................................. EUR  1,500  $ 1,691,068
Daimler Finance North America LLC
#(Omega)  2.250%, 03/02/20.................................................      9,750    9,759,037
(Omega)   2.850%, 01/06/22.................................................      3,000    3,038,507
Daimler Finance North America LLC, Floating Rate Note, 3M USD LIBOR +
  0.670%, FRN
#(r)      2.957%, 11/05/21.................................................     13,000   13,020,972
Daimler International Finance BV
          0.200%, 09/13/21................................................. EUR  6,893    7,718,220
          0.625%, 02/27/23................................................. EUR  6,000    6,801,329
          2.000%, 09/04/23................................................. GBP  2,000    2,644,084
Daiwa Securities Group, Inc.
(Omega)   3.129%, 04/19/22.................................................     11,000   11,214,020
Danone SA
(Omega)   2.077%, 11/02/21.................................................      5,000    5,001,050
Danske Bank A.S.
(Omega)   2.750%, 09/17/20.................................................     15,822   15,917,451
          0.875%, 05/22/23................................................. EUR  3,000    3,401,033
Denmark Government Bond
          1.500%, 11/15/23................................................. DKK 45,000    7,317,155
Deutsche Telekom International Finance BV
#(Omega)  1.950%, 09/19/21.................................................      2,535    2,528,360
Dexia Credit Local SA
          0.625%, 01/21/22................................................. EUR    750      854,124
          0.250%, 06/02/22................................................. EUR  8,000    9,053,378
          0.750%, 01/25/23................................................. EUR  1,200    1,384,142
Discovery Communications LLC
          3.300%, 05/15/22.................................................      6,000    6,159,872
          3.500%, 06/15/22.................................................     10,000   10,301,458
#         3.250%, 04/01/23.................................................      1,489    1,532,396
Dollar General Corp.
          3.250%, 04/15/23.................................................      8,009    8,305,803
Dominion Energy Gas Holdings LLC
          2.800%, 11/15/20.................................................      5,000    5,038,820
(r)       2.718%, 06/15/21.................................................     18,669   18,759,542
Dover Corp.
          2.125%, 12/01/20................................................. EUR  1,203    1,371,749
Dow Chemical Co. (The)
          3.000%, 11/15/22.................................................      9,897   10,133,113
DTE Energy Co.
          2.400%, 12/01/19.................................................     18,342   18,347,825
DXC Technology Co.
          4.450%, 09/18/22.................................................      1,250    1,308,030

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
                                                                               -------
E*TRADE Financial Corp.
         2.950%, 08/24/22.................................................      4,060  $ 4,136,422
Eastman Chemical Co.
         2.700%, 01/15/20.................................................      1,166    1,166,877
Eaton Corp.
         2.750%, 11/02/22.................................................      1,285    1,313,181
eBay, Inc.
         3.800%, 03/09/22.................................................      1,636    1,694,888
Edison International
#        2.950%, 03/15/23.................................................      2,000    1,974,682
Electricite de France SA
         2.750%, 03/10/23................................................. EUR 11,700   14,250,820
Electronic Arts, Inc.
         3.700%, 03/01/21.................................................     11,879   12,121,180
EMD Finance LLC
(Omega)  2.400%, 03/19/20.................................................      1,755    1,756,143
Enbridge, Inc.
#(r)     2.410%, 01/10/20.................................................      1,245    1,245,672
         2.900%, 07/15/22.................................................     18,189   18,583,701
         3.190%, 12/05/22................................................. CAD  5,000    3,881,558
Enel Finance International NV
(Omega)  2.875%, 05/25/22.................................................      2,200    2,228,634
         5.000%, 09/14/22................................................. EUR  2,000    2,552,221
Energy Transfer Operating L.P.
         4.650%, 06/01/21.................................................      1,180    1,215,740
         5.875%, 01/15/24.................................................     15,296   16,985,118
Energy Transfer Partners L.P.
         3.600%, 02/01/23.................................................      2,000    2,056,776
Eni SpA
         4.000%, 06/29/20................................................. EUR  3,450    3,954,306
         1.750%, 01/18/24................................................. EUR  4,406    5,266,640
Enterprise Products Operating LLC
         5.250%, 01/31/20.................................................      1,788    1,801,699
#        3.350%, 03/15/23.................................................      6,000    6,214,888
EQT Corp.
#        4.875%, 11/15/21.................................................      3,500    3,572,283
Equifax, Inc.
         3.950%, 06/15/23.................................................     10,000   10,537,257
Equinor ASA
         2.250%, 11/08/19.................................................      4,000    3,999,971
Erste Abwicklungsanstalt, Floating Rate Note, Update Replacements.xls:
  US0003M + 0.210%, FRN
(r)      2.312%, 03/09/20.................................................     14,200   14,211,218
EUROFIMA, Floating Rate Note, 3M USD LIBOR + 0.100%, FRN
(r)      2.238%, 03/11/22.................................................     18,458   18,443,049
European Financial Stability Facility
         0.000%, 11/17/22................................................. EUR 47,387   53,535,651

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

                                                                             FACE
                                                                            AMOUNT^   VALUE+
                                                                            ------- -----------
                                                                             (000)
                                                                            -------
      0.500%, 01/20/23................................................. EUR 11,000  $12,634,260
European Investment Bank
      1.250%, 12/16/19.................................................     10,000    9,991,600
      1.625%, 03/16/20.................................................      7,000    6,995,520
European Stability Mechanism
      0.000%, 11/07/19................................................. EUR 30,000   33,463,109
      0.100%, 07/31/23................................................. EUR  7,000    7,954,340
Eversource Energy
      2.500%, 03/15/21.................................................      5,500    5,533,317
Exelon Corp.
      2.850%, 06/15/20.................................................      1,399    1,405,293
      2.450%, 04/15/21.................................................        447      449,938
Exelon Generation Co. LLC
      2.950%, 01/15/20.................................................      7,064    7,068,227
      3.400%, 03/15/22.................................................      1,600    1,643,798
FedEx Corp.
      1.000%, 01/11/23................................................. EUR 21,955   25,105,519
Fidelity National Information Services, Inc.
      3.625%, 10/15/20.................................................      6,415    6,504,589
      2.250%, 08/15/21.................................................      3,094    3,104,654
Fluor Corp.
      1.750%, 03/21/23................................................. EUR 40,276   42,646,963
FMS Wertmanagement
      2.250%, 02/03/20.................................................     12,600   12,609,072
Fortune Brands Home & Security, Inc.
      3.000%, 06/15/20.................................................      6,500    6,531,838
GATX Corp.
      4.750%, 06/15/22.................................................     12,125   12,877,188
GE Capital European Funding Un, Ltd. Co.
      4.350%, 11/03/21................................................. EUR  2,463    2,963,885
      0.800%, 01/21/22................................................. EUR  1,750    1,970,485
GE Capital International Funding Co., Unlimited Co.
#     2.342%, 11/15/20.................................................     11,684   11,676,571
General Dynamics Corp.
(r)   2.561%, 05/11/21.................................................     15,000   15,071,088
General Electric Co.
      0.375%, 05/17/22................................................. EUR  1,500    1,668,966
General Mills, Inc.
      1.000%, 04/27/23................................................. EUR  5,922    6,816,845
General Motors Financial Co., Inc.
      3.200%, 07/06/21.................................................     12,709   12,862,958
      3.450%, 01/14/22.................................................     14,123   14,399,482
Gilead Sciences, Inc.
      4.500%, 04/01/21.................................................      1,198    1,236,369
GlaxoSmithKline Capital P.L.C
      0.625%, 12/02/19................................................. EUR  5,749    6,416,474
GlaxoSmithKline Capital, Inc.
#     2.800%, 03/18/23.................................................      5,700    5,870,138

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
                                                                               -------
Global Payments, Inc.
         3.800%, 04/01/21.................................................      1,531  $ 1,563,412
Goldman Sachs Group, Inc.
         2.500%, 10/18/21................................................. EUR  9,411   11,039,035
Goldman Sachs Group, Inc. (The)
#        2.750%, 09/15/20.................................................     10,000   10,060,332
         5.750%, 01/24/22.................................................      5,000    5,388,362
         3.250%, 02/01/23................................................. EUR 12,360   15,186,112
Harley-Davidson Financial Services, Inc.
(Omega)  2.150%, 02/26/20.................................................     21,047   21,032,427
(Omega)  2.550%, 06/09/22.................................................     11,012   11,016,046
Hartford Financial Services Group, Inc. (The)
         5.500%, 03/30/20.................................................      4,600    4,664,937
Hewlett Packard Enterprise Co.
         3.600%, 10/15/20.................................................     10,000   10,134,136
HP, Inc.
         4.300%, 06/01/21.................................................      1,000    1,036,178
HSBC Bank P.L.C., Floating Rate Note, FRN
(r)      0.017%, 03/09/20................................................. EUR  4,700    5,248,901
HSBC Holdings PLC, 3M USD LIBOR + 1.660%, FRN
(r)      3.792%, 05/25/21.................................................     34,826   35,467,462
HSBC USA, Inc.
         2.375%, 11/13/19.................................................      1,683    1,683,154
#        2.350%, 03/05/20.................................................      5,500    5,507,419
Iberdrola International BV
         1.750%, 09/17/23................................................. EUR  3,000    3,570,690
IBM Credit LLC
(r)      2.594%, 11/30/20.................................................      6,536    6,563,622
(r)      2.226%, 01/20/21.................................................     26,000   26,048,360
#(r)     2.447%, 02/05/21.................................................     14,000   14,005,320
ING Bank NV
(Omega)  2.750%, 03/22/21.................................................      6,000    6,067,279
ING Bank NV, Floating Rate Note, FRN
(r)      0.002%, 11/26/21................................................. EUR 15,400   17,266,646
ING Groep NV
         1.000%, 09/20/23................................................. EUR  4,200    4,836,385
Integrys Holding, Inc.
         4.170%, 11/01/20.................................................      1,000    1,021,171
Inter-American Development Bank
(r)      1.940%, 10/09/20.................................................     20,573   20,564,154
International Business Machines Corp.
         1.875%, 11/06/20................................................. EUR  3,938    4,485,662
         1.250%, 05/26/23................................................. EUR  4,000    4,664,174
Intesa Sanpaolo SpA
         0.875%, 06/27/22................................................. EUR  3,000    3,411,733

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

                                                                            FACE
                                                                           AMOUNT^   VALUE+
                                                                           ------- -----------
                                                                            (000)
                                                                           -------
Ireland Government Bond
     3.400%, 03/18/24................................................. EUR  15,000 $19,530,983
John Deere Capital Corp.
     2.050%, 03/10/20.................................................       8,620   8,624,226
Johnson Controls International P.L.C.
     1.000%, 09/15/23................................................. EUR  15,011  17,209,060
JPMorgan Chase & Co.
     3.875%, 09/23/20................................................. EUR   5,150   5,957,692
     2.550%, 10/29/20.................................................      11,000  11,066,160
     2.625%, 04/23/21................................................. EUR   3,000   3,487,042
     4.350%, 08/15/21.................................................       4,994   5,207,970
     0.625%, 01/25/24................................................. EUR  14,800  16,874,453
Kellogg Co.
     0.800%, 11/17/22................................................. EUR   8,770  10,006,537
Keurig Dr Pepper, Inc.
     2.000%, 01/15/20.................................................         747     746,775
#    3.200%, 11/15/21.................................................       5,000   5,074,695
     2.700%, 11/15/22.................................................       2,000   2,021,184
KeyCorp
     2.900%, 09/15/20.................................................       7,259   7,318,887
     5.100%, 03/24/21.................................................       8,008   8,337,361
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)  2.041%, 04/15/21.................................................       3,000   2,998,502
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.130%, FRN
(r)  2.232%, 09/08/21.................................................      10,000  10,007,856
Kommunekredit
     0.000%, 09/08/22................................................. EUR   1,750   1,974,165
Kommuninvest I Sverige AB
     2.000%, 11/12/19.................................................       9,471   9,471,379
     1.000%, 09/15/21................................................. SEK 360,000  37,934,401
     0.250%, 06/01/22................................................. SEK 903,000  93,894,310
     0.750%, 02/22/23................................................. SEK 150,000  15,833,793
Kreditanstalt fuer Wiederaufbau
#    1.500%, 04/20/20.................................................      18,500  18,473,702
Kroger Co. (The)
     2.950%, 11/01/21.................................................         786     799,274
#    3.400%, 04/15/22.................................................      10,000  10,354,987
L3Harris Technologies, Inc.
     2.700%, 04/27/20.................................................       4,247   4,254,034
Laboratory Corp. of America Holdings
     2.625%, 02/01/20.................................................       7,623   7,634,573
Lam Research Corp.
#    2.750%, 03/15/20.................................................       8,942   8,959,609

                                                                            FACE
                                                                           AMOUNT^   VALUE+
                                                                           ------- -----------
                                                                            (000)
                                                                           -------
Landeskreditbank Baden- Wuerttemberg Foerderbank, 3M USD LIBOR +
  0.012%, FRN
(r)       2.220%, 09/27/21............................................      1,000  $ 1,001,080
Liberty Mutual Group, Inc.
(Omega)   5.000%, 06/01/21............................................      2,500    2,592,796
(Omega)   4.950%, 05/01/22............................................      1,200    1,275,492
Lincoln National Corp.
          6.250%, 02/15/20............................................      3,215    3,251,523
          4.850%, 06/24/21............................................      1,188    1,239,008
Lloyds Bank P.L.C.
          2.700%, 08/17/20............................................      1,600    1,609,623
Lloyds Banking Group P.L.C.
#         3.100%, 07/06/21............................................     10,250   10,420,106
          3.000%, 01/11/22............................................     27,304   27,753,836
Lockheed Martin Corp.
          2.500%, 11/23/20............................................      4,500    4,523,508
Manufacturers & Traders Trust Co.
          2.100%, 02/06/20............................................     22,867   22,875,213
          2.500%, 05/18/22............................................      1,780    1,802,170
Marsh & McLennan Cos., Inc.
          2.350%, 03/06/20............................................      1,000    1,000,834
          2.750%, 01/30/22............................................      4,650    4,723,731
Mastercard, Inc.
          1.100%, 12/01/22............................................ EUR 15,162   17,478,356
McDonald's Corp.
          3.500%, 07/15/20............................................      4,928    4,982,291
          1.000%, 11/15/23............................................ EUR 12,500   14,499,091
Medtronic Global Holdings SCA
          0.000%, 03/07/21............................................ EUR  9,878   11,042,930
          0.000%, 12/02/22............................................ EUR  3,438    3,840,980
Merck & Co., Inc.
          1.850%, 02/10/20............................................      2,450    2,450,073
Microsoft Corp.
#         1.850%, 02/12/20............................................     14,277   14,279,213
Mitsubishi UFJ Financial Group, Inc.
          2.950%, 03/01/21............................................      1,725    1,745,241
(r)       2.586%, 07/26/21............................................      5,335    5,356,415
(r)       3.187%, 09/13/21............................................      8,500    8,598,498
          0.680%, 01/26/23............................................ EUR 15,142   17,153,514
          0.980%, 10/09/23............................................ EUR  5,004    5,748,946
Mizuho Bank, Ltd.
(Omega)   2.700%, 10/20/20............................................     13,642   13,751,011
Mizuho Financial Group, Inc.
#(Omega)  2.632%, 04/12/21............................................      5,000    5,036,553
(r)       3.267%, 09/13/21............................................     20,693   20,952,490
          2.953%, 02/28/22............................................        600      610,284
Molson Coors Brewing Co.
          2.100%, 07/15/21............................................      3,000    3,002,262

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

                                                                                    FACE
                                                                                   AMOUNT^   VALUE+
                                                                                   ------- -----------
                                                                                    (000)
                                                                                   -------
Mondelez International Holdings Netherlands BV
#(Omega)     2.000%, 10/28/21.................................................     13,012  $13,018,324
Mondelez International, Inc.
             2.375%, 01/26/21................................................. EUR    700      804,842
Morgan Stanley
             5.375%, 08/10/20................................................. EUR  1,700    1,978,448
             2.375%, 03/31/21................................................. EUR  7,000    8,083,079
(r)          3.366%, 04/21/21.................................................     15,237   15,481,706
             3.125%, 08/05/21................................................. CAD  5,000    3,856,085
             1.000%, 12/02/22................................................. EUR    600      688,194
             1.875%, 03/30/23................................................. EUR  5,000    5,910,684
             1.750%, 03/11/24................................................. EUR 18,985   22,604,054
Municipality Finance P.L.C.
             1.500%, 03/23/20.................................................      8,600    8,585,810
Municipality Finance P.L.C., Floating Rate Note, 3M USD LIBOR + 0.500%, FRN
(r)          2.174%, 02/17/21.................................................     29,000   29,001,160
Mylan N.V.
             3.150%, 06/15/21.................................................      1,500    1,519,255
Mylan NV
#            3.750%, 12/15/20.................................................      4,065    4,119,618
National Australia Bank, Ltd.
             3.000%, 05/12/21................................................. AUD  6,000    4,240,398
             1.875%, 07/12/21.................................................      2,500    2,500,136
             2.800%, 01/10/22.................................................     17,631   17,966,211
#            2.500%, 05/22/22.................................................     35,800   36,311,508
             0.350%, 09/07/22................................................. EUR  7,800    8,816,257
National Bank of Canada, 3M USD LIBOR + 0.400%, FRN
(r)(Omega)   2.559%, 03/21/21.................................................     14,390   14,401,475
National Grid North America, Inc.
             0.750%, 08/08/23................................................. EUR 25,400   28,947,875
National Rural Utilities Cooperative Finance Corp.
(r)          2.479%, 06/30/21.................................................      2,500    2,508,162
Natwest Markets PLC
             5.500%, 03/23/20................................................. EUR  3,225    3,674,972
NBCUniversal Enterprise, Inc.
(r)(Omega)   2.499%, 04/01/21.................................................     16,535   16,590,558
Nederlandse Waterschapsbank NV
             1.625%, 03/04/20.................................................     30,000   29,970,180
Nederlandse Waterschapsbank NV, Floating Rate Note, Update Replacements.xls:
  US0003M + 0.010%, FRN
(r)          2.191%, 11/10/20.................................................     22,123   22,111,886

                                                                                   FACE
                                                                                  AMOUNT^   VALUE+
                                                                                  ------- -----------
                                                                                   (000)
                                                                                  -------
Nestle Holdings, Inc.
            1.875%, 03/09/21.................................................      8,000  $ 8,004,256
NetApp, Inc.
            3.375%, 06/15/21.................................................      8,650    8,811,990
Newell Brands, Inc.
            4.000%, 06/15/22.................................................     12,950   13,310,389
Newmont Goldcorp Corp.
            3.625%, 06/09/21.................................................      4,927    5,040,559
Nissan Motor Acceptance Corp.
(Omega)     2.550%, 03/08/21.................................................     16,249   16,295,197
Nissan Motor Acceptance Corp., 3M USD LIBOR + 0.630%, FRN
(r)(Omega)  2.789%, 09/21/21.................................................      7,000    7,006,554
Nissan Motor Acceptance Corp., Floating Rate Note, 3M USD LIBOR + 0.390%, FRN
(r)         2.494%, 09/28/20.................................................      9,000    9,003,525
Nissan Motor Acceptance Corp., Floating Rate Note, FRN
(r)(Omega)  2.638%, 03/15/21.................................................     13,300   13,304,849
Nordea Bank AB
            1.000%, 02/22/23................................................. EUR  3,000    3,460,242
Nordstrom, Inc.
#           4.750%, 05/01/20.................................................     13,135   13,288,065
Norfolk Southern Corp.
            3.000%, 04/01/22.................................................      1,352    1,381,079
NRW Bank
            0.125%, 07/07/23................................................. EUR  4,000    4,543,535
NRW Bank, 3M USD LIBOR + 0.040%, FRN
(r)         2.227%, 02/08/21.................................................     22,200   22,186,014
NRW Bank, Floating Rate Note, FRN
(r)         2.209%, 12/17/21.................................................     10,000    9,993,200
Occidental Petroleum Corp.
            4.100%, 02/01/21.................................................        542      552,425
Omnicom Group, Inc. / Omnicom Capital, Inc.
            4.450%, 08/15/20.................................................        330      336,157
            3.625%, 05/01/22.................................................      1,595    1,653,766
OP Corporate Bank P.L.C.
            0.375%, 10/11/22................................................. EUR    325      367,627
Oracle Corp.
#           1.900%, 09/15/21.................................................     54,207   54,322,885
            2.500%, 05/15/22.................................................      2,329    2,363,997
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
(Omega)     3.050%, 01/09/20.................................................        828      828,770
(Omega)     3.375%, 02/01/22.................................................     15,000   15,336,284
(Omega)     4.250%, 01/17/23.................................................      9,025    9,552,948

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
                                                                               -------
Pernod Ricard SA
         2.000%, 06/22/20................................................. EUR    700  $   791,716
(Omega)  5.750%, 04/07/21.................................................        620      652,618
(Omega)  4.450%, 01/15/22.................................................     18,077   18,992,601
Pfizer, Inc.
#        1.950%, 06/03/21.................................................      3,447    3,457,306
#        2.200%, 12/15/21.................................................      9,400    9,494,614
         0.250%, 03/06/22................................................. EUR 11,200   12,612,922
Philip Morris International, Inc.
         1.750%, 03/19/20................................................. EUR 10,758   12,082,815
         2.875%, 05/30/24................................................. EUR  5,000    6,267,393
PNC Bank NA
         2.300%, 06/01/20.................................................        200      200,407
         2.600%, 07/21/20.................................................      4,800    4,821,198
PPL Capital Funding, Inc.
         3.400%, 06/01/23.................................................      3,000    3,096,813
Praxair, Inc.
         1.200%, 02/12/24................................................. EUR  1,580    1,852,784
Progress Energy, Inc.
         4.875%, 12/01/19.................................................      4,672    4,681,988
Progressive Corp. (The)
#        3.750%, 08/23/21.................................................        706      730,152
Province of Alberta Canada
         1.350%, 09/01/21................................................. CAD 17,500   13,204,521
Province of Ontario Canada
         4.400%, 04/14/20.................................................     28,000   28,313,540
         1.875%, 05/21/20.................................................     15,000   14,994,885
         1.350%, 03/08/22................................................. CAD 13,000    9,788,642
         3.150%, 06/02/22................................................. CAD 17,300   13,605,673
Province of Quebec Canada
#        3.500%, 07/29/20.................................................     16,443   16,641,637
         4.500%, 12/01/20................................................. CAD  5,000    3,908,397
Prudential Financial, Inc.
         5.375%, 06/21/20.................................................      1,700    1,738,774
#        4.500%, 11/15/20.................................................      5,801    5,949,136
PSEG Power LLC
         5.125%, 04/15/20.................................................     11,108   11,262,877
Puget Energy, Inc.
#        6.500%, 12/15/20.................................................      1,363    1,427,526
QUALCOMM, Inc.
         2.250%, 05/20/20.................................................      5,078    5,082,122
Regions Financial Corp.
#        3.200%, 02/08/21.................................................     10,500   10,643,080
Republic Services, Inc.
         3.550%, 06/01/22.................................................      2,000    2,078,513
Rolls-Royce P.L.C.
         0.875%, 05/09/24................................................. EUR  1,500    1,705,130
Royal Bank of Canada
         2.125%, 03/02/20.................................................     17,338   17,351,120
         2.150%, 03/06/20.................................................        665      665,543
#        2.750%, 02/01/22.................................................      6,651    6,787,912
         1.968%, 03/02/22................................................. CAD 10,000    7,573,001

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                 (000)
                                                                                -------
Royal Bank of Canada, 3M USD LIBOR + 0.240%, FRN
(r)       2.176%, 10/26/20.................................................     41,500  $41,595,270
Royal Bank of Canada, 3M USD LIBOR + 0.390%, FRN
(r)       2.326%, 04/30/21.................................................      8,362    8,391,794
Royal Bank of Canada, Floating Rate Note, Update Replacements.xls: US0003M
  + 0.350%, FRN
(r)       2.377%, 07/08/21.................................................      3,050    3,054,431
Royal Bank of Scotland Group P.L.C.
          2.500%, 03/22/23................................................. EUR  5,000    5,982,579
Ryder System, Inc.
          2.650%, 03/02/20.................................................      7,000    7,010,723
          3.400%, 03/01/23.................................................     12,680   13,105,972
Sanofi
          0.500%, 03/21/23................................................. EUR  8,000    9,113,604
Santander Holdings USA, Inc.
#         2.650%, 04/17/20.................................................      3,000    3,008,032
          3.400%, 01/18/23.................................................     18,560   19,084,733
Santander UK Group Holdings P.L.C.
#         3.125%, 01/08/21.................................................     15,000   15,141,654
          2.875%, 08/05/21.................................................      1,000    1,008,636
Santander UK P.L.C.
          2.375%, 03/16/20.................................................      2,824    2,827,519
Sempra Energy
#         2.850%, 11/15/20.................................................      5,400    5,436,168
Shell International Finance BV
#         2.125%, 05/11/20.................................................     15,155   15,180,787
          2.250%, 11/10/20.................................................     12,956   13,001,374
          1.875%, 05/10/21.................................................     17,301   17,317,940
          1.750%, 09/12/21.................................................      8,591    8,595,134
Sherwin-Williams Co. (The)
#         2.750%, 06/01/22.................................................      3,150    3,207,052
Siemens Financieringsmaatschappij NV
#(Omega)  1.700%, 09/15/21.................................................      3,020    3,013,205
Skandinaviska Enskilda Banken AB
          1.250%, 08/05/22................................................. GBP  2,000    2,598,592
Sky, Ltd.
          1.875%, 11/24/23................................................. EUR 12,700   15,208,414
Societe Generale SA
#(Omega)  2.625%, 09/16/20.................................................     17,000   17,091,296
(Omega)   2.500%, 04/08/21.................................................      4,200    4,221,546
(Omega)   3.250%, 01/12/22.................................................      2,000    2,041,181
          0.500%, 01/13/23................................................. EUR  5,000    5,637,896

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
                                                                               -------
Southern Co. (The)
         2.750%, 06/15/20.................................................      9,683  $ 9,721,015
Southern Power Co.
         1.000%, 06/20/22................................................. EUR 17,310   19,771,378
Southwest Airlines Co.
         2.750%, 11/06/19.................................................     17,072   17,072,446
         2.650%, 11/05/20.................................................      4,500    4,533,212
Spain Government Bond
(Omega)  5.400%, 01/31/23................................................. EUR 17,000   22,504,495
(Omega)  4.800%, 01/31/24................................................. EUR  3,500    4,740,665
Standard Chartered PLC
         1.625%, 06/13/21................................................. EUR  2,400    2,752,106
Starbucks Corp.
#        2.100%, 02/04/21.................................................      1,770    1,776,223
State of North Rhine-Westphalia Germany
         1.625%, 01/22/20.................................................      3,950    3,947,085
         0.200%, 04/17/23................................................. EUR  9,000   10,241,462
Stryker Corp.
#        2.625%, 03/15/21.................................................      6,121    6,178,881
         1.125%, 11/30/23................................................. EUR  7,278    8,469,435
Sumitomo Mitsui Banking Corp.
(r)      2.371%, 10/16/20.................................................      5,000    5,011,705
Sumitomo Mitsui Financial Group, Inc.
         2.934%, 03/09/21.................................................      4,000    4,044,593
(r)      3.782%, 03/09/21.................................................     11,647   11,860,944
         2.058%, 07/14/21.................................................      5,000    5,002,059
         2.784%, 07/12/22.................................................      1,150    1,169,309
         0.819%, 07/23/23................................................. EUR  8,946   10,210,884
Sumitomo Mitsui Financial Group, Inc., 3M USD LIBOR + 1.140%, FRN
(r)      3.106%, 10/19/21.................................................        705      713,801
Sunoco Logistics Partners Operations L.P.
         3.450%, 01/15/23.................................................      9,515    9,721,035
SunTrust Banks, Inc.
#        2.900%, 03/03/21.................................................      7,565    7,650,396
Svensk Export Credit AB
(r)      2.169%, 12/14/20.................................................     22,250   22,250,146
Svensk Exportkredit AB, 3M USD LIBOR + 0.012%, FRN
(r)      2.247%, 12/13/21.................................................     29,000   29,040,529
Svenska Handelsbanken AB
#        2.450%, 03/30/21.................................................      1,930    1,945,521
#(r)     2.602%, 05/24/21.................................................      6,625    6,653,912
         0.250%, 02/28/22................................................. EUR 13,000   14,624,050
         2.625%, 08/23/22................................................. EUR  3,000    3,597,437
Swedbank AB
         0.300%, 09/06/22................................................. EUR 12,020   13,509,530
         0.250%, 11/07/22................................................. EUR  1,200    1,346,695

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
                                                                               -------
         0.400%, 08/29/23................................................. EUR    250  $   282,143
Sysco Corp.
         2.600%, 10/01/20.................................................     16,190   16,286,440
Takeda Pharmaceutical Co. Ltd.
         1.125%, 11/21/22................................................. EUR  1,200    1,381,364
Takeda Pharmaceutical Co., Ltd.
         0.375%, 11/21/20................................................. EUR 25,680   28,779,938
(Omega)  1.125%, 11/21/22................................................. EUR  1,150    1,323,808
Telefoica Emisiones Sau Co.
         5.597%, 03/12/20................................................. GBP  6,000    7,889,926
         0.318%, 10/17/20................................................. EUR 11,800   13,221,470
Telefonica Emisiones SA
         3.961%, 03/26/21................................................. EUR  1,100    1,297,291
         3.987%, 01/23/23................................................. EUR  7,800    9,802,935
         1.069%, 02/05/24................................................. EUR  1,300    1,506,493
Telefonica Emisiones SAU
         5.134%, 04/27/20.................................................     10,180   10,329,324
Temasek Financial I, Ltd.
         0.500%, 03/01/22................................................. EUR  2,700    3,058,689
Toronto-Dominion Bank (The)
         2.500%, 12/14/20.................................................     20,000   20,147,121
         1.800%, 07/13/21.................................................     12,605   12,599,151
         1.994%, 03/23/22................................................. CAD 15,000   11,365,652
Toronto-Dominion Bank (The), 3M USD LIBOR + 0.260%, FRN
#(r)     2.399%, 09/17/20                                                      26,314   26,360,576
Toronto-Dominion Bank (The), 3M USD LIBOR + 0.280%, FRN
(r)      2.418%, 06/11/20                                                      11,121   11,140,044
Toronto-Dominion Bank (The), 3M USD LIBOR + 0.430%, FRN
#(r)     2.568%, 06/11/21                                                      15,246   15,299,666
Toronto-Dominion Bank (The), 3M USD LIBOR + 1.000%, FRN
(r)      3.043%, 04/07/21                                                       6,116    6,185,784
Total Capital International SA
         2.750%, 06/19/21.................................................      2,000    2,029,815
#        2.875%, 02/17/22.................................................      1,416    1,449,906
         0.250%, 07/12/23................................................. EUR    500      565,217
Total Capital SA
         4.125%, 01/28/21.................................................     10,000   10,275,767
Toyota Credit Canada, Inc.
         2.050%, 05/20/20................................................. CAD  3,092    2,347,605
         2.020%, 02/28/22................................................. CAD 10,000    7,564,953
         2.350%, 07/18/22................................................. CAD 10,000    7,619,695
Toyota Motor Credit Corp.
         1.900%, 04/08/21.................................................     32,876   32,950,456
         2.600%, 01/11/22.................................................      5,277    5,367,761

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

                                                                                FACE
                                                                               AMOUNT^    VALUE+
                                                                               ------- ------------
                                                                                (000)
                                                                               -------
         0.750%, 07/21/22................................................. EUR   2,080 $  2,373,578
Toyota Motor Credit Corp., 3M USD LIBOR + 0.150%, FRN
(r)      2.162%, 10/09/20.................................................         500      500,470
Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.540%, FRN
(r)      2.567%, 01/08/21.................................................       1,300    1,305,888
TransCanada PipeLines, Ltd.
         2.500%, 08/01/22.................................................         300      304,027
Tupperware Brands Corp.
         4.750%, 06/01/21.................................................       5,000    5,014,712
UBS AG Stamford CT
         2.350%, 03/26/20.................................................       6,079    6,089,935
UBS Group Funding Switzerland AG
         1.750%, 11/16/22................................................. EUR   9,052   10,608,554
         2.125%, 03/04/24................................................. EUR   5,000    6,040,352
UBS Group Funding Switzerland AG, Floating Rate Note, Update
  Replacements.xls: US0003M + 1.780%, FRN
(r)      3.766%, 04/14/21.................................................       3,900    3,976,052
Unedic Asseo
         0.875%, 10/25/22................................................. EUR  27,300   31,603,693
United Kingdom Treasury Bill
         0.000%, 11/25/19................................................. GBP 110,000  142,425,576
United Parcel Service, Inc.
         0.375%, 11/15/23................................................. EUR   2,000    2,260,208
United Technologies Corp.
         1.250%, 05/22/23................................................. EUR   3,825    4,431,884
         1.150%, 05/18/24................................................. EUR   5,950    6,907,712
UnitedHealth Group, Inc.
         4.700%, 02/15/21.................................................         925      952,611
         2.375%, 10/15/22.................................................       6,225    6,307,102
Verizon Communications, Inc.
         1.625%, 03/01/24................................................. EUR   5,000    5,960,886
Vodafone Group P.L.C.
         1.750%, 08/25/23................................................. EUR   5,600    6,647,800
Volkswagen Bank GMBH
         1.250%, 06/10/24................................................. EUR   6,900    7,947,398
Volkswagen Financial Services AG
         0.875%, 04/12/23................................................. EUR   5,000    5,678,894
         1.375%, 10/16/23................................................. EUR  12,000   13,883,929
Volkswagen Group of America Finance LLC
(Omega)  2.400%, 05/22/20.................................................       5,911    5,920,575
(Omega)  4.000%, 11/12/21.................................................       3,000    3,109,222

                                                                              FACE
                                                                             AMOUNT^     VALUE+
                                                                             ------- --------------
                                                                              (000)
                                                                             -------
Volkswagen International Finance NV
         0.875%, 01/16/23............................................... EUR   4,200 $    4,786,769
Volkswagen Leasing GmbH
         2.125%, 04/04/22............................................... EUR   2,496      2,919,575
Walgreen Co.
         3.100%,09/15/22................................................       4,127      4,258,210
Walgreens Boots Alliance, Inc.
         3.300%, 11/18/21...............................................       4,000      4,089,048
Walt Disney Co
(Omega)  5.650%, 08/15/20...............................................       4,210      4,334,922
WEC Energy Group, Inc.
         2.450%, 06/15/20...............................................      14,176     14,208,788
Wells Fargo & Co.
         2.250%, 09/03/20............................................... EUR  10,552     12,019,361
         2.550%, 12/07/20...............................................      11,690     11,775,472
#(r)     3.473%, 03/04/21...............................................      15,234     15,444,534
(r)      2.961%, 07/26/21...............................................       3,400      3,441,480
         1.500%, 09/12/22............................................... EUR   2,700      3,140,197
         2.250%, 05/02/23............................................... EUR   5,700      6,843,547
Western Australian Treasury Corp.
         2.750%, 10/20/22............................................... AUD  27,000     19,526,208
Westpac Banking Corp.
         4.875%, 11/19/19...............................................       1,208      1,209,498
         2.600%, 11/23/20...............................................      29,052     29,286,354
#        2.100%, 05/13/21...............................................       5,632      5,652,361
         2.800%, 01/11/22...............................................      15,512     15,809,434
#        2.500%, 06/28/22...............................................       3,140      3,189,268
Whirlpool Corp.
         3.700%, 03/01/23...............................................       1,525      1,588,522
Williams Partners LP
         3.350%, 08/15/22...............................................       4,600      4,714,552
Xcel Energy, Inc.
         2.400%, 03/15/21...............................................       4,070      4,093,054
Zimmer Biomet Holdings, Inc.
#        2.700%, 04/01/20...............................................       4,632      4,641,306
Zoetis, Inc.
#        3.450%, 11/13/20...............................................      12,400     12,554,610
#        3.250%, 02/01/23...............................................       3,015      3,114,323
                                                                                     --------------
TOTAL BONDS.............................................................              5,003,184,154
                                                                                     --------------
U.S. TREASURY OBLIGATIONS -- (16.3%)
U.S. Treasury Notes
         1.000%, 11/30/19...............................................      60,000     59,959,280
#        1.375%, 12/15/19...............................................      20,000     19,989,337
U.S. Treasury Notes, 3M Treasury money market yield + 0.220%, FRN
(r)      1.856%, 07/31/21...............................................     504,200    504,123,099
U.S. Treasury Notes, 3M USTMMR + 0.115%, FRN
(r)      1.752%,01/31/21................................................      75,000     74,915,421

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

                                                                                        FACE
                                                                                       AMOUNT^     VALUE+
                                                                                       ------- --------------
                                                                                        (000)
                                                                                       -------
U.S. Treasury Notes, 3M USTMMR + 0.139%, FRN
(r)      1.776%, 04/30/21.........................................................     411,000 $  410,472,145
                                                                                               --------------
TOTAL U.S. TREASURY OBLIGATIONS...................................................              1,069,459,282
                                                                                               --------------
TOTAL INVESTMENT SECURITIES
  (Cost $6,092,317,534).........................................................                6,072,643,436
                                                                                               --------------
COMMERCIAL PAPER -- (6.4%)
(Omega)  Boeing Co. 2.097%, 12/10/19..............................................      11,850     11,827,841
(Omega)  Cigna Corp. 1.884%, 01/23/20.............................................       6,000      5,970,404
(Omega)  DOWDUPONT INC 2.256%, 11/05/19...........................................      30,000     29,991,604
         GENERAL ELECTRIC CO 2.140%, 01/21/20.....................................      15,000     14,927,840
         Intesa Funding LLC 2.296%, 04/20/20......................................       3,000      2,967,578
         INTESA FUNDING LLC 2.407%, 01/02/20......................................      50,000     49,811,612
(Omega)  John Deere Ltd. 1.971%, 11/07/19.........................................      39,000     38,988,322

                                                                                        FACE
                                                                                       AMOUNT^      VALUE+
                                                                                      --------- --------------
                                                                                        (000)
                                                                                      ---------
(Omega)     MONDELEZ INTL INC 2.051%, 11/20/19...................................        45,000 $   44,949,075
(Omega)     NRW Bank 1.898%, 02/27/20............................................        17,000     16,898,906
(r)(Omega)  Oversea-Chinese Banking Corp., Ltd. 2.035%, 05/15/20.................        20,000     20,000,000
(Omega)     PFIZER INC 1.836%, 03/03/20..........................................        25,000     24,847,153
(Omega)     Pfizer, Inc. 1.888%, 03/02/20........................................       137,000    136,169,620
(Omega)     WALT DISNEY CO 1.928%, 02/10/20......................................        20,250     20,148,733
                                                                                                --------------
TOTAL COMMERCIAL PAPER...........................................................                  417,498,688
                                                                                                --------------
                                                                                       SHARES
                                                                                      ---------
SECURITIES LENDING COLLATERAL -- (0.8%)
@(S)        The DFA Short Term Investment Fund ..................................     4,623,943     53,503,643
                                                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,563,264,350)........................................................                 $6,543,645,767
                                                                                                ==============

As of October 31, 2019, DFA Short-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                                   UNREALIZED
                                                                                                    FOREIGN
                                                                                                    EXCHANGE
                                                                                      SETTLEMENT  APPRECIATION
 CURRENCY PURCHASED       CURRENCY SOLD                   COUNTERPARTY                   DATE    (DEPRECIATION)
--------------------- ---------------------- ---------------------------------------  ---------- --------------
EUR        90,604,866 USD        100,594,958 State Street Bank and Trust               11/01/19   $   456,620
GBP         1,725,888 USD          2,227,300 Citibank, N.A.                            01/10/20        13,563
USD        88,521,578 CAD        116,437,345 State Street Bank and Trust               01/13/20        80,021
USD        66,524,216 SEK        635,092,056 State Street Bank and Trust               01/21/20       448,841
                                                                                                  -----------
TOTAL APPRECIATION                                                                                $   999,045

CAD       116,232,275 USD         88,326,042 State Street Bank and Trust               11/04/19   $   (76,834)
CAD        20,505,058 USD         15,708,019 State Street Bank and Trust               11/04/19      (139,580)
USD        99,779,877 EUR         90,604,866 JP Morgan                                 11/01/19    (1,271,701)
USD       103,268,584 CAD        136,737,333 HSBC Bank                                 11/04/19      (549,063)
USD        47,220,546 AUD         68,814,834 State Street Bank and Trust               11/29/19      (249,766)
USD       144,503,753 EUR        131,812,875 National Australia Bank Ltd.              12/27/19    (3,061,702)
USD       141,922,177 EUR        129,418,299 State Street Bank and Trust               12/30/19    (2,997,166)
USD       141,992,656 EUR        129,032,913 State Street Bank and Trust               01/02/20    (2,529,689)
USD        99,554,139 EUR         89,256,332 State Street Bank and Trust               01/03/20      (424,715)
USD        80,418,142 GBP         63,571,789 Barclays Capital                          01/06/20    (2,113,947)
USD         1,272,824 EUR          1,143,031 JP Morgan                                 01/08/20        (7,986)

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

                                                                                                     UNREALIZED
                                                                                                  FOREIGN EXCHANGE
                                                                                       SETTLEMENT   APPRECIATION
 CURRENCY PURCHASED        CURRENCY SOLD                   COUNTERPARTY                   DATE     (DEPRECIATION)
---------------------- ---------------------- ---------------------------------------  ---------- ----------------
USD          3,137,710 EUR          2,827,645 HSBC Bank                                 01/08/20   $      (30,774)
USD          6,681,061 EUR          6,057,107 HSBC Bank                                 01/08/20         (106,158)
USD          9,708,284 EUR          8,787,750 Bank of America Corp.                     01/08/20         (138,724)
USD        144,008,776 EUR        130,333,259 JP Morgan                                 01/09/20       (2,043,623)
USD         78,167,312 GBP         63,580,631 JP Morgan                                 01/10/20       (4,384,669)
USD         17,862,499 SEK        174,626,265 HSBC Bank                                 01/14/20         (299,973)
USD        142,507,601 EUR        128,673,408 UBS AG                                    01/14/20       (1,729,299)
USD         99,090,212 EUR         88,584,039 JP Morgan                                 01/16/20         (220,643)
USD        144,884,135 EUR        129,449,820 Barclays Capital                          01/22/20         (294,842)
USD          7,374,410 DKK         49,171,123 JP Morgan                                 01/23/20          (12,377)
USD         64,542,528 SEK        621,614,445 UBS AG                                    01/23/20         (136,482)
USD        146,728,716 EUR        131,072,441 Barclays Capital                          01/23/20         (279,130)
USD         98,188,075 EUR         87,917,106 State Street Bank and Trust               01/24/20         (423,832)
USD        114,949,859 EUR        102,894,217 State Street Bank and Trust               01/28/20         (489,618)
                                                                                                   --------------
TOTAL (DEPRECIATION)                                                                               $  (24,012,293)
                                                                                                   --------------
TOTAL APPRECIATION
(DEPRECIATION)                                                                                     $  (23,013,248)
                                                                                                   ==============

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ------------------------------------------------
                                                             LEVEL 1      LEVEL 2     LEVEL 3       TOTAL
                                                             -------- --------------  -------- --------------
Bonds.......................................................       -- $5,003,184,154        -- $5,003,184,154
U.S. Treasury Obligations...................................       --  1,069,459,282        --  1,069,459,282
Commercial Paper............................................       --    417,498,688        --    417,498,688
Securities Lending Collateral...............................       --     53,503,643        --     53,503,643
Forward Currency Contracts**................................       --    (23,013,248)       --    (23,013,248)
                                                             -------- --------------  -------- --------------
TOTAL.......................................................       -- $6,520,632,519        -- $6,520,632,519
                                                             ======== ==============  ======== ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

               DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                              FACE
                                                                             AMOUNT   VALUE+
                                                                             ------ -----------
                                                                             (000)
                                                                             ------
AGENCY OBLIGATIONS -- (3.6%)
Federal Farm Credit Bank
         2.630%, 08/03/26.................................................    3,173 $ 3,362,449
         5.770%, 01/05/27.................................................    1,058   1,346,176
Federal Home LoanBank
         3.250%, 06/09/28.................................................      570     630,699
         3.250%,11/16/28..................................................   15,100  16,826,428
Federal Home Loan Mortgage Corp.
         6.750%, 03/15/31.................................................    6,000   8,870,005
#        6.250%, 07/15/32.................................................   16,000  23,572,387
Federal National Mortgage Association
         6.250%, 05/15/29.................................................    2,275   3,142,328
         7.250%, 05/15/30.................................................    1,000   1,501,841
         6.625%, 11/15/30.................................................    2,000   2,921,277
Tennessee Valley Authority
         7.125%,05/01/30..................................................    2,000   2,932,325
                                                                                    -----------
TOTAL AGENCY OBLIGATIONS..................................................           65,105,915
                                                                                    -----------
BONDS -- (90.3%)
3M Co.
         2.875%, 10/15/27.................................................   17,127  17,949,733
AbbVie, Inc.
         3.600%, 05/14/25.................................................    6,500   6,808,121
         4.250%, 11/14/28.................................................    4,000   4,347,324
Activision Blizzard, Inc.
         3.400%, 06/15/27.................................................      600     628,242
Affiliated Managers Group, Inc.
         3.500%, 08/01/25.................................................    1,410   1,476,815
Ahold Finance USALLC
         6.875%, 05/01/29.................................................      388     506,098
Airbus SE
(Omega)  3.150%, 04/10/27.................................................    1,000   1,048,456
Alimentation Couche-Tard, Inc.
(Omega)  3.550%, 07/26/27.................................................    1,185   1,228,333
Allergan Funding SCS
         3.800%, 03/15/25.................................................    4,592   4,831,176
Allstate Corp. (The)
         5.350%, 06/01/33.................................................    1,900   2,407,725
Altria Group, Inc.
         4.800%, 02/14/29.................................................    2,000   2,197,968
Ameren Corp.
         3.650%, 02/15/26.................................................    1,890   1,997,779
American Express Credit Corp.
#        3.300%, 05/03/27.................................................    8,500   9,138,224

                                                                              FACE
                                                                             AMOUNT   VALUE+
                                                                             ------ -----------
                                                                             (000)
                                                                             ------
American Honda Finance Corp.
         2.300%, 09/09/26.................................................    1,500 $ 1,505,317
American International Group, Inc.
         3.900%, 04/01/26.................................................    5,000   5,378,783
Ameriprise Financial, Inc.
         2.875%, 09/15/26.................................................    1,000   1,032,047
AmerisourceBergen Corp.
         3.450%, 12/15/27.................................................    8,000   8,346,714
Amgen, Inc.
         2.600%, 08/19/26.................................................    5,776   5,836,417
Amphenol Corp.
         2.800%, 02/15/30.................................................    3,000   2,958,024
Analog Devices, Inc.
#        3.900%, 12/15/25.................................................    4,502   4,858,486
Anheuser-Busch InBev Worldwide, Inc.
         4.000%, 04/13/28.................................................    7,000   7,727,043
#        4.900%, 01/23/31.................................................    8,000   9,555,866
Anthem, Inc.
         3.650%, 12/01/27.................................................      555     587,085
         4.101%, 03/01/28.................................................    5,000   5,436,975
ANZ New Zealand InternationalLtd.
(Omega)  3.450%, 07/17/27.................................................   15,000  15,950,033
Aon Corp.
         3.750%, 05/02/29.................................................      800     861,977
AP Moller - Maersk A.S.
(Omega)  3.875%, 09/28/25.................................................    1,914   1,978,536
Apache Corp.
#        4.375%, 10/15/28.................................................    2,000   1,985,077
Apple, Inc.
         3.350%, 02/09/27.................................................   13,200  14,165,215
         3.200%, 05/11/27.................................................   13,405  14,272,855
         3.000%, 06/20/27.................................................    6,800   7,174,877
         2.900%, 09/12/27.................................................      551     576,676
#        3.000%, 11/13/27.................................................   11,000  11,624,250
Applied Materials, Inc.
         3.300%, 04/01/27.................................................    1,111   1,187,759
Archer-Daniels-Midland Co.
         2.500%, 08/11/26.................................................    5,613   5,694,145
Arrow Electronics, Inc.
         3.875%, 01/12/28.................................................    5,330   5,510,620
AstraZeneca P.L.C.
         3.375%, 11/16/25.................................................    8,300   8,779,204
         4.000%, 01/17/29.................................................    3,000   3,361,622
AT&T, Inc.
         3.600%, 07/15/25.................................................    3,500   3,693,286
         3.800%, 02/15/27.................................................    2,000   2,140,107
Autodesk, Inc.
         4.375%, 06/15/25.................................................    4,017   4,402,972

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

                                                                               FACE
                                                                              AMOUNT   VALUE+
                                                                              ------ -----------
                                                                              (000)
                                                                              ------
          3.500%, 06/15/27.................................................    5,375 $ 5,581,521
Avnet, Inc.
#         4.625%, 04/15/26.................................................    5,850   6,243,776
AXIS Specialty Finance P.L.C.
          4.000%, 12/06/27.................................................    4,780   5,005,648
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
          3.337%, 12/15/27.................................................   10,970  11,302,392
Banco Santander SA
#         3.800%,02/23/28..................................................    5,800   6,117,202
Bank of America Corp., 3M USD LIBOR + 1.040%, FRN
(r)       3.419%,12/20/28..................................................    2,918   3,057,225
Barclays P.L.C.
          3.650%, 03/16/25.................................................    6,080   6,290,502
          4.375%, 01/12/26.................................................    2,700   2,901,336
BAT International Finance P.L.C.
#         3.950%, 06/15/25.................................................    1,500   1,568,249
Baxter International, Inc.
          2.600%, 08/15/26.................................................    7,018   7,101,514
Bayer U.S. Finance II LLC
(Omega)   5.500%, 08/15/25.................................................    3,984   4,451,251
#(Omega)  4.375%, 12/15/28.................................................    7,000   7,593,035
Berkshire Hathaway, Inc.
          3.125%, 03/15/26.................................................    2,552   2,713,938
Best Buy Co., Inc.
          4.450%, 10/01/28.................................................    5,000   5,462,187
Biogen, Inc.
          4.050%, 09/15/25.................................................    3,000   3,287,757
Black Hills Corp.
          4.350%, 05/01/33.................................................    3,000   3,370,521
BlackRock, Inc.
#         3.200%, 03/15/27.................................................   17,645  18,762,308
BMW US Capital LLC
(Omega)   2.800%, 04/11/26.................................................    5,500   5,572,495
(Omega)   3.300%, 04/06/27.................................................    4,000   4,176,784
BNP Paribas SA
(Omega)   3.500%, 11/16/27.................................................    8,631   9,027,264
Boeing Co. (The)
          6.125%, 02/15/33.................................................    3,335   4,404,212
BP Capital Markets America, Inc.
          3.017%, 01/16/27.................................................    7,600   7,908,510
Bunge, Ltd. Finance Corp.
          3.750%, 09/25/27.................................................    6,075   6,278,444
Burlington Northern Santa Fe LLC
          7.000%, 12/15/25.................................................      472     598,780
CA, Inc.
          4.700%, 03/15/27.................................................    7,900   8,379,412

                                                                               FACE
                                                                              AMOUNT   VALUE+
                                                                              ------ -----------
                                                                              (000)
                                                                              ------
Campbell Soup Co.
         3.300%, 03/19/25..................................................    3,329 $ 3,413,898
         4.150%, 03/15/28..................................................    5,571   6,008,730
Canadian Natural Resources, Ltd.
#        7.200%, 01/15/32..................................................    2,950   3,968,842
         6.450%, 06/30/33..................................................    5,800   7,424,296
Canadian Pacific Railway Co.
         3.700%, 02/01/26..................................................    2,115   2,270,768
Capital One Financial Corp.
         3.750%, 03/09/27..................................................    2,000   2,124,354
Cardinal Health, Inc.
#        3.410%, 06/15/27..................................................   10,000  10,171,013
CBS Corp.
#        4.000%, 01/15/26..................................................    1,000   1,071,918
         2.900%, 01/15/27..................................................    6,600   6,591,035
Celgene Corp.
         3.625%, 05/15/24..................................................    1,763   1,865,259
CenterPoint Energy Resources Corp.
         4.000%, 04/01/28..................................................    3,000   3,260,644
Cigna Corp.
(Omega)  3.250%, 04/15/25..................................................    5,750   5,928,802
(Omega)  3.400%, 03/01/27..................................................    3,500   3,610,936
Cincinnati Financial Corp.
         6.920%, 05/15/28..................................................      900   1,182,275
Citigroup, Inc.
         3.750%, 06/16/24..................................................       10      10,623
Clorox Co. (The)
         3.900%, 05/15/28..................................................    1,000   1,103,321
CMS Energy Corp.
         3.600%, 11/15/25..................................................    2,800   2,943,349
CNA Financial Corp.
         4.500%, 03/01/26..................................................    6,830   7,563,678
Coca-Cola Co. (The)
#        2.900%, 05/25/27..................................................    8,000   8,438,840
Comcast Corp.
         3.150%, 03/01/26..................................................    4,000   4,222,501
         4.250%, 01/15/33..................................................    4,000   4,623,300
         7.050%, 03/15/33..................................................    5,337   7,665,196
Commonwealth Bank of Australia
(Omega)  2.850%, 05/18/26..................................................   13,373  13,698,299
ConocoPhillips
         5.900%, 10/15/32..................................................    8,000  10,563,474
ConocoPhillips Co.
#        4.950%, 03/15/26..................................................    5,000   5,760,468
Credit Agricole SA
         3.875%, 04/15/24..................................................       78      83,295
CRH America Finance, Inc.
(Omega)  3.950%, 04/04/28..................................................    2,280   2,459,721
CVS Health Corp.
         3.250%, 08/15/29..................................................    7,000   7,052,116

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

                                                                               FACE
                                                                              AMOUNT   VALUE+
                                                                              ------ -----------
                                                                              (000)
                                                                              ------
Daimler Finance North America LLC
          8.500%, 01/18/31.................................................    9,188 $13,867,476
Danske Bank A.S.
(Omega)   4.375%, 06/12/28.................................................    6,000   6,474,027
Deere & Co.
          5.375%, 10/16/29.................................................      650     815,963
Discovery Communications LLC
          3.450%, 03/15/25.................................................    4,263   4,419,045
          4.900%, 03/11/26.................................................    4,000   4,467,393
Dollar Tree, Inc.
          4.200%, 05/15/28.................................................   10,000  10,860,922
Dominion Energy, Inc.
          3.900%, 10/01/25.................................................    4,000   4,308,318
Dover Corp.
#         3.150%, 11/15/25.................................................    2,100   2,142,533
DTE Energy Co.
          2.850%, 10/01/26.................................................      945     959,517
          6.375%, 04/15/33.................................................   10,407  13,921,503
DXC Technology Co.
#         4.750%, 04/15/27.................................................    8,000   8,454,878
E*TRADE Financial Corp.
          4.500%, 06/20/28.................................................    2,500   2,725,399
Eastman Chemical Co.
          3.800%, 03/15/25.................................................    3,023   3,164,934
Eaton Corp.
          4.000%, 11/02/32.................................................   10,000  11,502,807
eBay, Inc.
#         3.600%, 06/05/27.................................................    2,000   2,089,426
Ecolab, Inc.
          2.700%, 11/01/26.................................................    2,000   2,063,456
Electricite de France SA
#(Omega)  3.625%, 10/13/25.................................................    5,797   6,196,027
          3.625%, 10/13/25.................................................    2,000   2,137,667
Electronic Arts, Inc.
          4.800%, 03/01/26.................................................    2,200   2,510,945
Enbridge, Inc.
#         3.700%, 07/15/27.................................................    3,000   3,187,921
Enel Finance International NV
(Omega)   3.500%, 04/06/28.................................................    8,000   8,240,230
(Omega)   4.875%, 06/14/29.................................................    4,000   4,578,137
Energy Transfer Operating L.P.
          4.750%, 01/15/26.................................................    4,000   4,333,172
          4.200%, 04/15/27.................................................    2,000   2,085,631
Enterprise Products Operating LLC
          3.700%, 02/15/26.................................................    6,000   6,378,156
          6.875%, 03/01/33.................................................      525     718,079
EQT Corp.
#         3.900%, 10/01/27.................................................    1,610   1,420,497
Exelon Corp.
          3.950%, 06/15/25.................................................      795     861,246

                                                                              FACE
                                                                             AMOUNT   VALUE+
                                                                             ------ -----------
                                                                             (000)
                                                                             ------
         3.400%, 04/15/26.................................................    5,400 $ 5,680,545
Exxon Mobil Corp.
         3.043%, 03/01/26.................................................   20,686  21,851,939
Fairfax Financial Holdings Ltd.
         4.850%, 04/17/28.................................................      400     435,642
FedEx Corp.
#        3.400%, 02/15/28.................................................    3,000   3,093,140
         4.900%, 01/15/34.................................................    7,988   9,209,967
Fidelity National Information Services, Inc.
         5.000%, 10/15/25.................................................      278     317,835
Fifth Third Bancorp
         3.950%, 03/14/28.................................................    2,943   3,223,044
FirstEnergy Corp.
         7.375%, 11/15/31.................................................    2,000   2,845,211
Fluor Corp.
#        4.250%, 09/15/28.................................................    5,000   4,953,466
FMR LLC
(Omega)  4.950%, 02/01/33.................................................    5,000   6,215,686
Fortune Brands Home & Security, Inc.
#        3.250%, 09/15/29.................................................    2,700   2,738,592
GATX Corp.
         3.250%, 03/30/25.................................................    2,820   2,888,477
         3.250%, 09/15/26.................................................    2,200   2,245,226
General Dynamics Corp.
         2.125%, 08/15/26.................................................    6,500   6,506,503
General Electric Co.
         6.750%, 03/15/32.................................................    9,273  11,811,857
General Mills, Inc.
#        4.200%, 04/17/28.................................................    3,000   3,359,782
General Motors Financial Co., Inc.
         5.250%, 03/01/26.................................................    7,000   7,594,163
         4.350%, 01/17/27.................................................    3,000   3,093,983
Georgia Power Co.
         3.250%, 04/01/26.................................................    3,000   3,128,764
Georgia-Pacific LLC
         7.750%, 11/15/29.................................................    4,960   7,124,147
Gilead Sciences, Inc.
#        3.650%, 03/01/26.................................................    2,000   2,148,733
GlaxoSmithKline Capital, Inc.
         3.875%, 05/15/28.................................................    2,800   3,129,836
         5.375%, 04/15/34.................................................    8,000  10,469,373
Global Payments, Inc.
         4.800%, 04/01/26.................................................    5,970   6,707,237
         4.450%, 06/01/28.................................................    1,071   1,194,618
Goldman Sachs Group, Inc. (The)
         3.750%, 02/25/26.................................................    1,100   1,170,228
#        6.125%, 02/15/33.................................................   10,000  13,423,394
Halliburton Co.
         3.800%, 11/15/25.................................................    4,124   4,345,105

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

                                                                               FACE
                                                                              AMOUNT   VALUE+
                                                                              ------ -----------
                                                                              (000)
                                                                              ------
Harley-Davidson, Inc.
#   3.500%, 07/28/25.......................................................   5,980  $ 6,238,861
Hasbro, Inc.
    3.500%, 09/15/27.......................................................   2,820    2,884,428
Hewlett Packard Enterprise Co.
    4.900%, 10/15/25.......................................................   8,542    9,551,548
Honeywell International, Inc.
    2.500%, 11/01/26.......................................................   1,000    1,023,102
HSBC Holdings P.L.C.
    4.300%, 03/08/26.......................................................   4,000    4,361,203
Husky Energy, Inc.
    4.400%, 04/15/29.......................................................   3,000    3,178,342
ING Groep NV
    3.950%, 03/29/27.......................................................   6,550    7,039,117
Inter-American Development Bank
    6.750%, 07/15/27.......................................................   1,058    1,396,581
International Business Machines Corp.
#   3.300%, 01/27/27.......................................................   3,191    3,384,907
    5.875%, 11/29/32.......................................................      66       87,274
International Paper Co.
    3.800%, 01/15/26.......................................................     578      617,296
Janus Capital Group, Inc.
    4.875%, 08/01/25.......................................................   2,000    2,181,284
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
#   4.850%, 01/15/27.......................................................   3,000    3,231,128
Johnson & Johnson
    2.450%, 03/01/26.......................................................   8,500    8,705,867
#   2.900%, 01/15/28.......................................................   8,000    8,423,495
    6.950%, 09/01/29.......................................................   1,000    1,399,753
    4.950%, 05/15/33.......................................................   2,500    3,177,627
Juniper Networks, Inc.
#   3.750%, 08/15/29.......................................................   7,000    7,112,907
Kellogg Co.
    3.250%, 04/01/26.......................................................   6,741    7,030,985
#   4.300%, 05/15/28.......................................................   3,000    3,344,403
    7.450%, 04/01/31.......................................................   1,100    1,531,593
Keurig Dr Pepper, Inc.
    3.400%, 11/15/25.......................................................   1,660    1,737,939
Koninklijke KPN NV
    8.375%, 10/01/30.......................................................   2,000    2,706,444
Kraft Heinz Foods Co.
    3.950%, 07/15/25.......................................................   8,000    8,428,502
#   4.625%, 01/30/29.......................................................   4,000    4,367,257
Kroger Co. (The)
#   7.500%, 04/01/31.......................................................   7,725   10,744,574
Laboratory Corp. of America Holdings
#   3.600%, 09/01/27.......................................................   3,100    3,294,031
Lam Research Corp.
    4.000%, 03/15/29.......................................................   2,000    2,213,356

                                                                               FACE
                                                                              AMOUNT   VALUE+
                                                                              ------ -----------
                                                                              (000)
                                                                              ------
Las Vegas Sands Corp.
#         3.900%, 08/08/29.................................................    1,000 $ 1,029,597
Lazard Group LLC
#         4.500%, 09/19/28.................................................    2,000   2,195,661
Lear Corp.
          3.800%, 09/15/27.................................................    1,000   1,012,779
          4.250%, 05/15/29.................................................    1,000   1,031,151
Legg Mason, Inc.
          4.750%, 03/15/26.................................................    3,205   3,521,450
Leggett & Platt, Inc.
          4.400%, 03/15/29.................................................   11,000  11,972,232
Liberty Mutual Group, Inc.
#(Omega)  4.569%, 02/01/29.................................................    5,000   5,650,203
Lincoln National Corp.
          3.350%, 03/09/25.................................................    5,425   5,687,213
          3.050%, 01/15/30.................................................    2,000   2,020,314
Lloyds Banking Group P.L.C.
          3.750%, 01/11/27.................................................    5,000   5,288,567
          4.375%, 03/22/28.................................................    4,000   4,413,447
Loews Corp.
          3.750%, 04/01/26.................................................    5,500   5,934,012
LYB International Finance II BV
          3.500%, 03/02/27.................................................    2,000   2,083,908
Macquarie Bank, Ltd.
(Omega)   3.900%, 01/15/26.................................................    5,000   5,349,823
Marathon Petroleum Corp.
#         5.125%, 12/15/26.................................................      350     399,991
Markel Corp.
          3.350%, 09/17/29.................................................    8,500   8,682,913
Marriott International, Inc.
#         4.000%, 04/15/28.................................................    2,000   2,158,680
Mars, Inc.
(Omega)   3.600%, 04/01/34.................................................    5,744   6,427,456
Marsh & McLennan Cos. Inc.
#         4.375%, 03/15/29.................................................    2,000   2,280,092
Marsh & McLennan Cos., Inc.
          5.875%, 08/01/33.................................................    2,500   3,230,315
Maxim Integrated Products, Inc.
          3.450%, 06/15/27.................................................    2,950   3,035,152
McDonald's Corp.
          3.700%, 01/30/26.................................................    2,129   2,299,923
McKesson Corp.
          3.796%, 03/15/24.................................................      201     210,970
#         3.950%, 02/16/28.................................................    1,000   1,061,502
          4.750%, 05/30/29.................................................    3,100   3,478,153
Merck Sharp & Dohme Corp.
#         6.400%, 03/01/28.................................................    6,591   8,457,516
MetLife, Inc.
          6.500%, 12/15/32.................................................      300     419,996
Microsoft Corp.
          3.300%, 02/06/27.................................................   29,100  31,499,752

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

                                                                              FACE
                                                                             AMOUNT   VALUE+
                                                                             ------ -----------
                                                                             (000)
                                                                             ------
Mitsubishi UFJ Financial Group, Inc.
         3.850%, 03/01/26.................................................    7,000 $ 7,534,001
         3.677%, 02/22/27.................................................    2,000   2,140,846
Mizuho Financial Group, Inc.
         2.839%, 09/13/26.................................................   10,000  10,142,350
Molson Coors Brewing Co.
         3.000%, 07/15/26.................................................    2,000   2,023,886
Morgan Stanley
         3.875%, 01/27/26.................................................    3,000   3,238,192
         3.625%, 01/20/27.................................................    6,400   6,826,631
         7.250%, 04/01/32.................................................    4,000   5,709,525
Mosaic Co. (The)
#        4.050%, 11/15/27.................................................    4,000   4,228,789
Motorola Solutions, Inc.
         4.600%, 05/23/29.................................................   10,000  10,999,274
MPLX L.P.
         4.125%, 03/01/27.................................................    7,000   7,351,233
Mylan NV
         3.950%, 06/15/26.................................................    5,000   5,191,004
National Australia Bank, Ltd.
(Omega)  3.500%, 01/10/27.................................................   14,790  15,901,083
Nationwide Building Society
(Omega)  3.900%, 07/21/25.................................................    7,000   7,637,240
NextEra Energy Capital Holdings, Inc.
         3.550%, 05/01/27.................................................    2,000   2,130,651
Noble Energy, Inc.
#        3.850%, 01/15/28.................................................    2,000   2,077,550
Nordstrom, Inc.
#        4.000%, 03/15/27.................................................    4,412   4,591,022
         6.950%, 03/15/28.................................................      282     339,909
Norfolk Southern Corp.
         5.640%, 05/17/29.................................................    2,048   2,504,047
Novartis Capital Corp.
#        3.100%, 05/17/27.................................................   21,278  22,691,931
Nucor Corp.
         3.950%, 05/01/28.................................................    6,000   6,563,739
Occidental Petroleum Corp.
         3.400%, 04/15/26.................................................    5,280   5,374,315
Omnicom Group, Inc. / Omnicom Capital, Inc.
         3.650%, 11/01/24.................................................      705     744,956
ONEOK, Inc.
         4.000%, 07/13/27.................................................    3,915   4,130,256
Oracle Corp.
         2.650%, 07/15/26.................................................    3,000   3,078,631
#        3.250%, 11/15/27.................................................   22,400  23,866,471
         3.250%, 05/15/30.................................................    7,966   8,501,423
O'Reilly Automotive, Inc.
         3.600%, 09/01/27.................................................    3,900   4,169,116
Parker-Hannifin Corp.
         3.250%, 06/14/29.................................................    2,850   2,990,075

                                                                               FACE
                                                                              AMOUNT   VALUE+
                                                                              ------ -----------
                                                                              (000)
                                                                              ------
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
(Omega)  3.400%, 11/15/26..................................................    4,000 $ 4,090,125
PerkinElmer, Inc.
         3.300%, 09/15/29..................................................    1,700   1,705,431
Pfizer, Inc.
         2.750%, 06/03/26..................................................    3,520   3,653,205
         3.000%, 12/15/26..................................................   11,817  12,537,783
Philip Morris International, Inc.
         3.375%, 08/15/29..................................................    3,000   3,153,497
Phillips 66 Partners L.P.
         3.550%, 10/01/26..................................................    4,550   4,753,247
PPG Industries, Inc.
#        3.750%, 03/15/28..................................................    2,000   2,182,177
         2.800%, 08/15/29..................................................      500     502,412
Principal Financial Group, Inc.
         3.100%, 11/15/26..................................................      300     311,255
Procter & Gamble Co. (The)
#        2.850%, 08/11/27..................................................    9,000   9,587,803
Progressive Corp. (The)
         6.250%, 12/01/32..................................................      900   1,254,399
Province of British Columbia
         Canada............................................................
#        6.500%, 01/15/26..................................................    1,363   1,709,778
Prudential Financial, Inc.
         3.878%, 03/27/28..................................................    4,900   5,417,244
         5.750%, 07/15/33..................................................    2,625   3,399,059
Quest Diagnostics, Inc.
         3.500%, 03/30/25..................................................      582     613,161
Reinsurance Group of
         America, Inc......................................................
         3.950%, 09/15/26..................................................    7,358   7,778,417
Rio Tinto Finance USA, Ltd.
         7.125%, 07/15/28..................................................    2,120   2,876,148
Roche Holdings, Inc.
(Omega)  2.625%, 05/15/26..................................................    3,132   3,225,565
(Omega)  2.375%, 01/28/27..................................................    7,900   8,007,210
Rolls-Royce P.L.C.
(Omega)  3.625%, 10/14/25..................................................    4,000   4,174,533
Royal Bank of Scotland Group P.L.C.
         4.800%, 04/05/26..................................................    1,000   1,109,359
Royal Caribbean Cruises, Ltd.
         7.500%, 10/15/27..................................................    5,401   6,910,463
         3.700%, 03/15/28..................................................    2,474   2,562,259
salesforce.com, Inc.
#        3.700%, 04/11/28..................................................    2,000   2,208,640
Santander Holdings USA, Inc.
         4.500%, 07/17/25..................................................    9,000   9,697,097
         4.400%, 07/13/27..................................................    2,000   2,148,899
Sempra Energy
#        3.750%, 11/15/25..................................................    1,000   1,054,018
Shell International Finance BV
#        2.875%, 05/10/26..................................................   12,051  12,563,229

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

                                                                                  FACE
                                                                                 AMOUNT   VALUE+
                                                                                 ------ -----------
                                                                                 (000)
                                                                                 ------
          2.500%, 09/12/26....................................................   10,200 $10,443,798
Sherwin-Williams Co. (The)
#         3.450%, 08/01/25....................................................    5,503   5,817,747
#         3.950%, 01/15/26....................................................    2,200   2,345,325
          2.950%, 08/15/29....................................................    1,230   1,241,021
Siemens Financieringsmaatschappij NV
(Omega)   6.125%, 08/17/26....................................................    2,080   2,548,305
Solvay Finance America LLC
(Omega)   4.450%, 12/03/25....................................................    3,000   3,261,444
Southern Power Co.
          4.150%, 12/01/25....................................................    2,000   2,188,055
Southwest Airlines Co.
          3.000%, 11/15/26....................................................    2,000   2,050,821
Spirit AeroSystems, Inc.
          4.600%, 06/15/28....................................................      500     539,533
Standard Chartered P.L.C.
#(Omega)  4.050%, 04/12/26....................................................    1,962   2,084,692
Statoil ASA
#(Omega)  6.500%, 12/01/28....................................................    5,000   6,603,205
Steelcase Inc.
#         5.125%, 01/18/29....................................................      400     452,983
Stryker Corp.
#         3.375%, 11/01/25....................................................    6,000   6,391,298
Sumitomo Mitsui Financial Group, Inc.
          3.784%, 03/09/26....................................................    4,000   4,291,634
          3.544%, 01/17/28....................................................    6,000   6,409,186
          3.040%, 07/16/29....................................................    3,000   3,074,469
Sysco Corp.
#         3.750%, 10/01/25....................................................      700     756,766
          3.300%, 07/15/26....................................................   12,345  13,033,254
Tapestry, Inc.
          4.250%, 04/01/25....................................................    8,534   8,971,943
Target Corp.
          2.500%, 04/15/26....................................................    4,230   4,351,764
TD Ameritrade Holding Corp.
#         2.750%,10/01/29.....................................................    3,000   3,012,753
Telefonica Europe BV
          8.250%, 09/15/30....................................................    9,275  13,380,802
Thomson Reuters Corp.
          3.850%, 09/29/24....................................................      112     118,779
TJX Cos., Inc. (The)
          2.250%, 09/15/26....................................................    1,975   1,981,843
Toyota Motor Credit Corp.
#         3.200%, 01/11/27....................................................   20,213  21,663,611
          3.050%, 01/11/28....................................................   14,430  15,362,413
TransCanada PipeLines, Ltd.
          4.875%, 01/15/26....................................................      450     503,638
Travelers Property Casualty Corp.
          6.375%, 03/15/33....................................................    2,133   2,995,249

                                                                               FACE
                                                                              AMOUNT     VALUE+
                                                                              ------ --------------
                                                                              (000)
                                                                              ------
UBS Group Funding Switzerland AG
#(Omega)  4.125%, 09/24/25.................................................    9,500 $   10,353,767
Union Pacific Corp.
          3.950%, 09/10/28.................................................    4,930      5,486,056
United Technologies Corp.
          7.500%, 09/15/29.................................................    5,114      7,229,125
UnitedHealth Group, Inc.
          3.750%, 07/15/25.................................................    2,133      2,313,433
          3.875%, 12/15/28.................................................    3,000      3,328,961
Unum Group
          3.875%, 11/05/25.................................................    9,000      9,544,738
          4.000%, 06/15/29.................................................    3,000      3,152,375
Valero Energy Corp.
          7.500%, 04/15/32.................................................    4,000      5,480,227
Verizon Communications, Inc.
          4.125%, 03/16/27.................................................    3,700      4,122,953
#         4.016%, 12/03/29.................................................    4,307      4,814,451
          4.500%, 08/10/33.................................................    4,500      5,270,753
Vodafone Group P.L.C.
#         7.875%, 02/15/30.................................................    8,125     11,304,604
Walgreens Boots Alliance, Inc.
          3.450%, 06/01/26.................................................    9,000      9,315,749
Wells Fargo & Co.
          3.000%, 04/22/26.................................................    5,700      5,849,779
#         4.150%, 01/24/29.................................................    8,000      8,886,326
Westpac Banking Corp.
          2.700%, 08/19/26.................................................   10,595     10,907,730
#         3.350%, 03/08/27.................................................    7,000      7,486,742
WestRock MWV LLC
          8.200%, 01/15/30.................................................    5,885      8,148,489
          7.950%, 02/15/31.................................................    3,112      4,297,545
Whirlpool Corp.
          3.700%, 05/01/25.................................................    2,468      2,604,926
#         4.750%, 02/26/29.................................................    2,000      2,251,525
Williams Cos. Inc
          8.750%, 03/15/32.................................................    5,000      7,147,386
Williams Cos., Inc. (The)
          4.000%, 09/15/25.................................................    3,000      3,184,532
          3.750%, 06/15/27.................................................    2,771      2,885,082
WRKCo, Inc.
          4.200%, 06/01/32.................................................    2,000      2,219,736
Zoetis, Inc.
          3.000%, 09/12/27.................................................    1,500      1,544,996
                                                                                     --------------
TOTAL BONDS................................................................           1,626,276,422
                                                                                     --------------
TOTAL INVESTMENT SECURITIES
  (Cost $1,600,959,115)..................................................             1,691,382,337
                                                                                     --------------

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED


                                                                         SHARES       VALUE+
                                                                        --------- --------------
SECURITIES LENDING COLLATERAL -- (6.1%)
@(S)  The DFA Short Term Investment Fund............................... 9,541,625 $  110,406,139
                                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,711,354,584)..............................................             $1,801,788,476
                                                                                  ==============


Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------------
                                                             LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                                             -------- -------------- -------- --------------
Agency Obligations..........................................       -- $   65,105,915       -- $   65,105,915
Bonds.......................................................       --  1,626,276,422       --  1,626,276,422
Securities Lending Collateral...............................       --    110,406,139       --    110,406,139
                                                             -------- -------------- -------- --------------
TOTAL.......................................................       -- $1,801,788,476       -- $1,801,788,476
                                                             ======== ============== ======== ==============

                See accompanying Notes to Financial Statements.

                         DFA TARGETED CREDIT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                                   FACE
                                                                                  AMOUNT^   VALUE+
                                                                                  ------- -----------
                                                                                   (000)
BONDS -- (95.2%)
AUSTRALIA -- (2.7%)
Australia & New Zealand
Banking Group, Ltd.
            2.550%, 11/23/21.................................................        886  $   898,066
(r)(Omega)  3.018%, 11/23/21.................................................      1,750    1,770,231
            0.625%, 02/21/23................................................. EUR  2,000    2,281,020
BHP Billiton Finance USA, Ltd.
            2.875%, 02/24/22.................................................        704      720,019
BHP Billiton Finance, Ltd.
            0.750%, 10/28/22................................................. EUR  2,554    2,915,682
Commonwealth Bank of Australia
#(r)        2.942%, 09/06/21.................................................        594      600,772
(Omega)     2.750%, 03/10/22.................................................        991    1,008,725
FMG Resources August 2006 Pty, Ltd.
            4.750%, 05/15/22.................................................      1,300    1,339,000
National Australia Bank, Ltd.
            2.800%, 01/10/22.................................................      1,000    1,019,013
            2.500%, 05/22/22.................................................      4,500    4,564,296
Westpac Banking Corp.
(r)         2.280%, 01/25/21.................................................      1,000    1,001,575
            2.500%, 06/28/22.................................................      1,000    1,015,690
            0.750%, 10/17/23................................................. EUR  1,374    1,576,598
                                                                                          -----------
TOTAL AUSTRALIA..............................................................              20,710,687
                                                                                          -----------
BELGIUM -- (0.6%)
Anheuser-Busch InBev SA
            0.875%, 03/17/22................................................. EUR  3,272    3,728,902
            0.800%, 04/20/23................................................. EUR  1,000    1,147,523
                                                                                          -----------
TOTAL BELGIUM................................................................               4,876,425
                                                                                          -----------
CANADA -- (5.2%)
Alimentation Couche-Tard, Inc.
(Omega)     2.700%, 07/26/22.................................................      2,000    2,023,572
Bank of Montreal
            1.900%, 08/27/21.................................................        500      500,430
Bank of Nova Scotia (The)
(r)         2.406%, 04/20/21.................................................      1,622    1,627,226
            2.700%, 03/07/22.................................................      2,000    2,036,121
            0.375%, 04/06/22................................................. EUR  1,000    1,126,326
Canadian Imperial Bank of Commerce
(r)         2.581%, 02/02/21.................................................      1,000    1,001,870
#           2.550%, 06/16/22.................................................      1,485    1,511,895
            2.300%, 07/11/22................................................. CAD  3,000    2,288,254

                                                                                   FACE
                                                                                  AMOUNT^   VALUE+
                                                                                  ------- -----------
                                                                                   (000)
CANADA -- (Continued)
Canadian National Railway Co.
            2.850%, 12/15/21.................................................        565  $   572,841
Canadian Natural Resources Ltd.
            2.890%, 08/14/20................................................. CAD  2,000    1,527,037
Canadian Natural Resources, Ltd.
#           3.450%, 11/15/21.................................................      2,800    2,873,040
            2.950%, 01/15/23.................................................      1,000    1,020,415
Cenovus Energy, Inc.
            3.000%, 08/15/22.................................................      1,122    1,132,517
Enbridge, Inc.
            2.900%, 07/15/22.................................................      2,167    2,214,024
            3.190%, 12/05/22................................................. CAD  1,000      776,312
Husky Energy, Inc.
            7.250%, 12/15/19.................................................        925      929,222
Kinross Gold Corp.
            5.125%, 09/01/21.................................................      2,250    2,333,250
National Bank of Canada
(r)(Omega)  2.559%, 03/21/21.................................................      2,000    2,001,595
Newfield Exploration Co.
            5.750%, 01/30/22.................................................      2,420    2,584,278
Rogers Communications, Inc.
            4.000%, 06/06/22................................................. CAD  2,500    1,978,608
Toronto-Dominion Bank (The)
#           2.125%, 04/07/21.................................................      1,000    1,003,770
(r)         3.043%, 04/07/21.................................................      2,500    2,528,525
            3.250%, 06/11/21.................................................      1,000    1,022,349
            1.800%, 07/13/21.................................................      1,000      999,536
TransCanada PipeLines, Ltd.
            2.500%, 08/01/22.................................................        600      608,054
Videotron, Ltd.
            5.000%, 07/15/22.................................................      1,980    2,083,950
                                                                                          -----------
TOTAL CANADA.................................................................              40,305,017
                                                                                          -----------
DENMARK -- (0.7%)
AP Moller Maersk A.S.
            1.750%, 03/18/21................................................. EUR  2,200    2,512,891
Danske Bank A.S.
(Omega)     2.750%, 09/17/20.................................................      1,500    1,509,049
(Omega)     2.800%, 03/10/21.................................................        700      705,574
            0.875%, 05/22/23................................................. EUR  1,000    1,133,678
                                                                                          -----------
TOTAL DENMARK................................................................               5,861,192
                                                                                          -----------
FINLAND -- (0.8%)
Nokia Oyj
            3.375%, 06/12/22.................................................      2,228    2,253,065
Nordea Bank AB
            1.000%, 02/22/23................................................. EUR  1,803    2,079,605

DFA TARGETED CREDIT PORTFOLIO

CONTINUED


                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                 (000)
FINLAND -- (Continued)
Nordea Bank Abp
          0.875%, 06/26/23................................................. EUR  2,000  $ 2,289,644
                                                                                        -----------
TOTAL FINLAND..............................................................               6,622,314
                                                                                        -----------
FRANCE -- (2.8%)
Air Liquide Finance SA
          0.500%, 06/13/22................................................. EUR  1,700    1,927,191
Airbus Finance BV
(Omega)   2.700%, 04/17/23.................................................        500      511,320
BNP Paribas SA
          5.000%, 01/15/21.................................................        531      550,920
          0.500%, 06/01/22................................................. EUR  2,800    3,176,277
BPCE SA
          2.650%, 02/03/21.................................................        700      704,962
          2.750%, 12/02/21.................................................      1,000    1,014,064
          1.125%, 12/14/22................................................. EUR  1,200    1,388,013
Credit Agricole SA
          0.750%, 12/01/22................................................. EUR  2,300    2,633,680
Danone SA
(Omega)   2.077%, 11/02/21.................................................      2,770    2,770,582
Electricite de France SA
          2.750%, 03/10/23................................................. EUR    500      609,009
Orange SA
          4.125%, 09/14/21.................................................        900      936,670
Pernod Ricard SA
(Omega)   5.750%, 04/07/21.................................................      2,000    2,105,218
Societe Generale SA
#(Omega)  2.625%, 09/16/20.................................................        500      502,685
(Omega)   2.500%, 04/08/21.................................................      1,000    1,005,130
          4.250%, 07/13/22................................................. EUR  1,500    1,868,480
                                                                                        -----------
TOTAL FRANCE...............................................................              21,704,201
                                                                                        -----------
GERMANY -- (6.2%)
Bayer Capital Corp BV
          0.625%, 12/15/22................................................. EUR  2,500    2,831,874
Bayer Capital Corp. BV
          1.250%, 11/13/23................................................. EUR  1,260    1,467,983
BMW Finance NV
          0.125%, 01/12/21................................................. EUR     90      100,692
          1.250%, 09/05/22................................................. EUR    600      692,601
          0.500%, 11/22/22................................................. EUR  1,400    1,583,757
          0.375%, 07/10/23................................................. EUR  2,000    2,254,645
BMW US Capital LLC
          0.625%, 04/20/22................................................. EUR    750      849,909
Daimler Canada Finance, Inc.
          2.230%, 12/16/21................................................. CAD  2,000    1,514,054
Daimler Finance North America LLC Floating Rate Note
(r)       2.957%, 11/05/21.................................................      1,000    1,001,613
Daimler Finance North America LLC
(Omega)   2.850%, 01/06/22.................................................      2,500    2,532,089

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                 (000)
GERMANY -- (Continued)
Deutsche Bank AG
          2.950%, 08/20/20.................................................      1,000  $ 1,001,994
          3.125%, 01/13/21.................................................        500      502,395
          1.500%, 01/20/22................................................. EUR  1,700    1,916,502
Deutsche Telekom International Finance BV
#(Omega)  1.950%, 09/19/21.................................................      1,500    1,496,071
          4.250%, 07/13/22................................................. EUR    800      997,328
E.ON International Finance BV
          5.750%, 05/07/20................................................. EUR  2,000    2,298,071
EMD Finance LLC
(Omega)   2.950%, 03/19/22.................................................      3,288    3,339,525
Merck Financial Services GmbH
          4.500%, 03/24/20................................................. EUR  2,800    3,180,174
NRW Bank
(r)       2.227%, 02/08/21.................................................      5,000    4,996,850
Siemens Financieringsmaatschappij NV
(Omega)   1.700%, 09/15/21.................................................      1,000      997,750
          2.900%, 05/27/22.................................................      1,500    1,536,946
          0.375%, 09/06/23................................................. EUR  1,966    2,236,274
T-Mobile USA, Inc.
#         4.000%, 04/15/22.................................................      1,239    1,278,908
Volkswagen Financial Services NV
          1.750%, 04/17/20................................................. GBP    500      648,617
Volkswagen International Finance NV
          0.875%, 01/16/23................................................. EUR  1,000    1,139,707
Volkswagen Leasing GmbH
          2.125%, 04/04/22................................................. EUR    900    1,052,732
          2.375%, 09/06/22................................................. EUR  1,800    2,131,991
ZF North America Capital, Inc.
(Omega)   4.500%, 04/29/22.................................................      2,299    2,357,424
                                                                                        -----------
TOTAL GERMANY..............................................................              47,938,476
                                                                                        -----------
IRELAND -- (0.6%)
Ireland Government Bond
          0.000%, 10/18/22................................................. EUR  3,900    4,412,487
                                                                                        -----------
ITALY -- (1.2%)
Enel Finance International NV
          5.000%, 09/14/22................................................. EUR    622      793,741
Intesa Sanpaolo SpA
          0.875%, 06/27/22................................................. EUR    500      568,622
(Omega)   3.125%, 07/14/22.................................................      2,000    2,018,363
          1.000%, 07/04/24................................................. EUR  2,000    2,276,585
Italy Buoni Poliennali Del Tesoro
          1.200%, 04/01/22................................................. EUR  2,820    3,241,223

DFA TARGETED CREDIT PORTFOLIO

CONTINUED


                                                                              FACE
                                                                             AMOUNT^   VALUE+
                                                                             ------- -----------
                                                                              (000)
ITALY -- (Continued)
            0.950%, 03/01/23............................................ EUR    400  $   458,686
                                                                                     -----------
TOTAL ITALY.............................................................               9,357,220
                                                                                     -----------
JAPAN -- (4.1%)
American Honda Finance Corp.
            0.550%, 03/17/23............................................ EUR  1,500    1,703,257
Daiwa Securities Group, Inc.
(Omega)     3.129%,04/19/22.............................................      1,500    1,529,185
Honda Canada Finance, Inc.
            2.268%, 07/15/22............................................ CAD  5,500    4,180,810
Mitsubishi UFJ Financial Group, Inc.
            2.950%, 03/01/21............................................      1,000    1,011,734
            0.980%, 10/09/23............................................ EUR  1,500    1,723,305
Mizuho Financial Group, Inc.
#(Omega)    2.632%,04/12/21.............................................        800      805,848
            2.953%, 02/28/22............................................      3,500    3,559,991
MUFG Bank, Ltd.
            0.875%, 03/11/22............................................ EUR  2,068    2,354,372
Nissan Motor Acceptance Corp. Floating Rate Note
(r)         2.494%,09/28/20.............................................      1,500    1,500,588
(Omega)     2.550%,03/08/21.............................................      1,100    1,103,127
(r)(Omega)  2.789%,09/21/21.............................................        500      500,468
(Omega)     2.650%,07/13/22.............................................      1,000    1,005,552
#(Omega)    2.600%,09/28/22.............................................      1,000    1,004,726
Shire Acquisitions Investments Ireland DAC
            2.400%, 09/23/21............................................      3,684    3,705,236
Sumitomo Mitsui Banking Corp.
            1.000%, 01/19/22............................................ EUR  1,000    1,139,847
Sumitomo Mitsui Financial Group, Inc.
            2.058%, 07/14/21............................................      1,000    1,000,412
(r)         3.106%,10/19/21.............................................        765      774,550
            2.784%, 07/12/22............................................        400      406,716
            0.819%, 07/23/23............................................ EUR    450      513,626
Takeda Pharmaceutical Co. Ltd.
            1.125%, 11/21/22............................................ EUR  1,300    1,496,478
Toyota Motor Credit Corp.
            2.600%, 01/11/22............................................        776      789,347
                                                                                     -----------
TOTAL JAPAN.............................................................              31,809,175
                                                                                     -----------
LUXEMBOURG -- (0.3%)
ArcelorMittal
            0.950%, 01/17/23............................................ EUR  2,000    2,244,866
                                                                                     -----------

                                                                              FACE
                                                                             AMOUNT^   VALUE+
                                                                             ------- -----------
                                                                              (000)
NETHERLANDS -- (1.7%)
ABN AMRO Bank NV
           0.500%, 07/17/23............................................. EUR    500  $   567,008
Cooperatieve Rabobank UA
           2.375%, 05/22/23............................................. EUR  3,700    4,481,043
           0.750%, 08/29/23............................................. EUR    300      343,396
Heineken NV
(Omega)    3.400%, 04/01/22.............................................      1,011    1,043,068
ING Bank NV
#(Omega)   2.750%,03/22/21..............................................      1,500    1,516,820
           4.500%, 02/21/22............................................. EUR  1,000    1,234,179
ING Groep NV
           0.750%, 03/09/22............................................. EUR  1,600    1,814,941
Koninklijke Philips NV
           0.500%, 09/06/23............................................. EUR  1,000    1,136,981
Shell International Finance BV
#          1.875%,05/10/21..............................................        816      816,799
                                                                                     -----------
TOTAL NETHERLANDS.......................................................              12,954,235
                                                                                     -----------
NORWAY -- (0.3%)
DNB Bank ASA
           4.375%, 02/24/21............................................. EUR    429      507,347
           0.600%, 09/25/23............................................. EUR  1,500    1,714,489
                                                                                     -----------
TOTAL NORWAY............................................................               2,221,836
                                                                                     -----------
SPAIN -- (2.1%)
Banco Santander SA
           3.848%, 04/12/23.............................................      3,000    3,135,775
Iberdrola International BV
           1.750%, 09/17/23............................................. EUR    500      595,115
Santander Holdings USA, Inc.
           2.650%, 04/17/20.............................................        800      802,142
           3.700%, 03/28/22.............................................      1,000    1,027,611
           3.400%, 01/18/23.............................................      1,000    1,028,272
Santander UK Group Holdings P.L.C.
           2.875%, 08/05/21.............................................      1,000    1,008,636
Spain Government Bond
           0.450%, 10/31/22............................................. EUR  3,000    3,428,971
Telefonica Emisiones SA
           5.462%, 02/16/21.............................................      1,185    1,236,305
           3.961%, 03/26/21............................................. EUR    800      943,485
           3.987%, 01/23/23............................................. EUR    300      377,036
           1.069%, 02/05/24............................................. EUR  2,000    2,317,682
Telefonica Emisiones SAU
           5.134%, 04/27/20.............................................        200      202,934
           2.242%, 05/27/22............................................. EUR    400      472,016
                                                                                     -----------
TOTAL SPAIN.............................................................              16,575,980
                                                                                     -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.2%)
EUROFIMA
(r)        2.248%,11/15/21..............................................      2,000    1,999,480
                                                                                     -----------

DFA TARGETED CREDIT PORTFOLIO

CONTINUED


                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
SWEDEN -- (0.8%)
Svenska Handelsbanken AB
         0.500%, 03/21/23................................................. EUR    900  $ 1,021,898
Swedbank AB
         0.250%, 11/07/22................................................. EUR  3,000    3,366,737
Telefonaktiebolaget LM Ericsson
         4.125%, 05/15/22.................................................      2,000    2,072,700
                                                                                       -----------
TOTAL SWEDEN..............................................................               6,461,335
                                                                                       -----------
SWITZERLAND -- (1.4%)
ABB Finance BV Floating Rate Note
(r) 0.000%,10/12/20....................................................... EUR  3,000    3,354,117
ABB Finance BV
         0.625%, 05/03/23................................................. EUR  2,500    2,849,050
Credit Suisse AG
         3.000%, 10/29/21.................................................      1,457    1,485,394
Credit Suisse Group Funding Guernsey, Ltd.
         1.250%, 04/14/22................................................. EUR  2,100    2,412,838
UBS AG
         0.625%, 01/23/23................................................. EUR  1,000    1,138,962
                                                                                       -----------
TOTAL SWITZERLAND.........................................................              11,240,361
                                                                                       -----------
UNITED KINGDOM -- (8.6%)
AstraZeneca P.L.C.
         2.375%, 11/16/20.................................................      2,250    2,260,198
#        2.375%,06/12/22..................................................      1,500    1,514,167
BAE Systems Holdings, Inc.
(Omega)  2.850%,12/15/20..................................................      1,650    1,662,449
Barclays P.L.C.
         2.750%, 11/08/19.................................................      1,000    1,000,057
         1.500%, 04/01/22................................................. EUR  1,100    1,270,235
         3.125%, 01/17/24................................................. GBP  2,000    2,717,766
BAT International Finance P.L.C.
         3.625%, 11/09/21................................................. EUR    700      837,077
         1.000%, 05/23/22................................................. EUR  1,333    1,516,354
(Omega)  3.250%,06/07/22..................................................      1,000    1,021,643
         2.375%, 01/19/23................................................. EUR    500      595,425
BP Capital Markets P.L.C.
         4.154%, 06/01/20................................................. EUR  1,000    1,143,604
         3.561%, 11/01/21.................................................      1,300    1,343,675
         1.373%, 03/03/22................................................. EUR  2,146    2,474,422
British Telecommunications P.L.C.
         0.500%, 06/23/22................................................. EUR  3,100    3,497,777
         0.875%, 09/26/23................................................. EUR  1,500    1,715,884
CNH Industrial Capital LLC
         3.875%, 10/15/21.................................................      1,000    1,027,500
         4.375%, 04/05/22.................................................        250      261,388

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
UNITED KINGDOM -- (Continued)
Coca-Cola European Partners P.L.C.
         0.750%, 02/24/22................................................. EUR  1,846  $ 2,096,709
         2.625%, 11/06/23................................................. EUR  1,200    1,471,377
Coca-Cola European Partners US LLC
         4.500%, 09/01/21.................................................        270      278,441
GlaxoSmithKline Capital P.L.C
         0.625%, 12/02/19................................................. EUR  3,500    3,906,359
HSBC Bank Canada
         2.449%, 01/29/21................................................. CAD  2,000    1,525,245
HSBC Holdings P.L.C.
         3.400%, 03/08/21.................................................      2,000    2,034,766
         4.000%, 03/30/22.................................................        700      732,869
HSBC Holdings PLC
(r)      3.792%, 05/25/21                                                       1,900    1,934,996
Lloyds Banking Group P.L.C.
         3.100%, 07/06/21.................................................      1,000    1,016,596
         3.000%, 01/11/22.................................................        600      609,885
Mead Johnson Nutrition Co.
         3.000%, 11/15/20.................................................        919      928,736
National Grid North America, Inc.
         0.750%, 08/08/23................................................. EUR  4,100    4,672,689
Nationwide Building Society
         0.625%, 04/19/23................................................. EUR  3,600    4,100,961
Natwest Markets P.L.C.
         1.125%, 06/14/23................................................. EUR  1,500    1,720,873
NatWest Markets P.L.C.
         1.000%, 05/28/24................................................. EUR  2,500    2,856,587
PPL WEM, Ltd. / Western Power Distribution, Ltd.
(Omega)  5.375%,05/01/21..................................................        500      516,862
Praxair, Inc.
         1.200%, 02/12/24................................................. EUR  3,000    3,517,945
Rolls-Royce P.L.C.
         0.875%, 05/09/24................................................. EUR    500      568,377
TechnipFMC P.L.C.
         3.450%, 10/01/22.................................................      1,000    1,018,775
Unilever NV
         0.000%, 04/29/20................................................. EUR  1,000    1,116,382
         0.500%, 02/03/22................................................. EUR  1,125    1,276,246
Vodafone Group P.L.C.
         1.250%, 08/25/21................................................. EUR  1,000    1,142,660
         1.750%, 08/25/23................................................. EUR  1,750    2,077,437
                                                                                       -----------
TOTAL UNITED KINGDOM......................................................              66,981,394
                                                                                       -----------
UNITED STATES -- (54.9%)
Abbott Ireland Financing DAC
         0.875%, 09/27/23................................................. EUR  4,500    5,172,377
AbbVie, Inc.
         2.900%, 11/06/22.................................................      2,500    2,548,563

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- ----------
                                                                           (000)
UNITED STATES -- (Continued)
Activision Blizzard, Inc.
    2.600%, 06/15/22.................................................        600  $  607,526
Aflac, Inc.
    3.625%, 06/15/23.................................................        500     528,502
Aircastle, Ltd.
    4.125%, 05/01/24.................................................      2,046   2,142,640
Albemarle Corp.
    1.875%, 12/08/21................................................. EUR  3,785   4,382,245
Allergan Finance LLC
    3.250%, 10/01/22.................................................      1,000   1,023,198
Allergan Funding SCS
    3.450%, 03/15/22.................................................      3,000   3,074,910
    1.500%, 11/15/23................................................. EUR  1,100   1,292,507
Ally Financial, Inc.
    7.500%, 09/15/20.................................................        500     521,250
    4.125%, 02/13/22.................................................      1,525   1,576,469
Altria Group, Inc.
    2.850%, 08/09/22.................................................      2,516   2,553,002
    1.000%, 02/15/23................................................. EUR  2,000   2,258,928
Ameren Corp.
    2.700%, 11/15/20.................................................      1,525   1,535,110
American Express Co.
    2.500%, 08/01/22.................................................      3,000   3,041,750
American Express Credit Corp.
    0.625%, 11/22/21................................................. EUR  1,445   1,635,041
American International Group, Inc.
    4.875%, 06/01/22.................................................      1,750   1,876,544
    1.500%, 06/08/23................................................. EUR  1,400   1,627,610
AmerisourceBergen Corp.
#   3.500%, 11/15/21.................................................      3,053   3,118,885
Amgen, Inc.
#   4.100%, 06/15/21.................................................      1,000   1,032,240
    1.250%, 02/25/22................................................. EUR  4,160   4,764,741
Anixter, Inc.
    5.125%, 10/01/21.................................................      1,175   1,213,188
    5.500%, 03/01/23.................................................        220     225,632
Anthem, Inc.
    4.350%, 08/15/20.................................................        200     203,643
    3.125%, 05/15/22.................................................      3,000   3,079,786
Aon P.L.C.
    2.800%, 03/15/21.................................................      1,500   1,512,005
Apache Corp.
    3.250%, 04/15/22.................................................        951     967,913
Arconic, Inc.
    5.870%, 02/23/22.................................................      1,200   1,283,172
Arrow Electronics, Inc.
    3.500%, 04/01/22.................................................        700     713,712
Ashland LLC
    4.750%, 08/15/22.................................................      1,920   2,011,200
AT&T, Inc.
    4.600%, 02/15/21.................................................        600     616,389
    3.875%, 08/15/21.................................................        300     309,720

                                                                            FACE
                                                                           AMOUNT^   VALUE+
                                                                           ------- ----------
                                                                            (000)
UNITED STATES -- (Continued)
         1.450%, 06/01/22............................................. EUR    400  $  460,891
         1.050%, 09/05/23............................................. EUR    500     575,768
         1.950%, 09/15/23............................................. EUR  1,500   1,782,544
AutoZone, Inc.
         2.500%, 04/15/21.............................................      1,695   1,705,781
Avnet, Inc.
         4.875%, 12/01/22.............................................      3,000   3,194,127
Baker Hughes a GE Co. LLC
         3.200%, 08/15/21.............................................        309     316,116
Ball Corp.
         4.375%, 12/15/20.............................................        500     509,063
         5.000%, 03/15/22.............................................        750     793,125
Bank of America Corp.
#        5.700%, 01/24/22.............................................      1,000   1,083,324
         3.228%, 06/22/22............................................. CAD  2,000   1,557,695
         1.625%, 09/14/22............................................. EUR  1,050   1,225,484
         0.750%, 07/26/23............................................. EUR  1,500   1,715,566
Bank of New York Mellon Corp. (The)
         3.500%, 04/28/23.............................................      1,550   1,628,275
Baxter International, Inc.
         1.700%, 08/15/21.............................................      2,500   2,484,148
         0.400%, 05/15/24............................................. EUR  2,000   2,238,919
BB&T Corp.
         2.750%, 04/01/22.............................................      2,000   2,033,261
Becton Dickinson and Co.
         3.125%, 11/08/21.............................................      2,700   2,755,279
Bemis Co., Inc.
(Omega)  4.500%, 10/15/21.............................................        500     517,731
Best Buy Co., Inc.
         5.500%, 03/15/21.............................................      2,000   2,072,733
Biogen, Inc.
         3.625%, 09/15/22.............................................      3,500   3,657,854
Booking Holdings, Inc.
         0.800%, 03/10/22............................................. EUR  2,900   3,299,380
         2.150%, 11/25/22............................................. EUR  2,160   2,559,039
Boston Scientific Corp.
         3.375%, 05/15/22.............................................      2,500   2,583,002
CA, Inc.
         5.375%, 12/01/19.............................................        700     701,646
Campbell Soup Co.
         2.500%, 08/02/22.............................................        886     892,483
Capital One Financial Corp.
         4.750%, 07/15/21.............................................      1,900   1,984,764
#        3.200%, 01/30/23.............................................      2,000   2,054,804
Carpenter Technology Corp.
         5.200%, 07/15/21.............................................      1,420   1,455,303
Caterpillar Financial Services Corp.
(r)      2.382%, 09/07/21.............................................      1,815   1,815,526
CBS Corp.
         3.375%, 03/01/22.............................................      1,000   1,024,775
Celgene Corp.
         3.550%, 08/15/22.............................................      3,307   3,446,673

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

                                                                 FACE
                                                                AMOUNT^   VALUE+
                                                                ------- ----------
                                                                 (000)
UNITED STATES -- (Continued)
CF Industries, Inc.
         3.450%, 06/01/23..................................        240  $  243,600
Charles Schwab Corp. (The)
         4.450%, 07/22/20..................................        200     203,643
Chevron Corp.
(r)      2.688%, 11/15/21..................................      3,750   3,780,070
Choice Hotels International, Inc.
         5.750%, 07/01/22..................................      1,430   1,551,550
Church & Dwight Co., Inc.
         2.875%, 10/01/22..................................      2,000   2,040,376
Cigna Corp.
(Omega)  3.300%, 02/25/21..................................      2,000   2,030,157
(Omega)  3.900%, 02/15/22..................................        500     518,595
(Omega)  4.000%, 02/15/22..................................      2,400   2,483,137
CIT Group, Inc.
         5.000%, 08/01/23..................................        335     360,963
Citigroup, Inc.
         2.700%, 03/30/21..................................      1,100   1,110,672
         1.375%, 10/27/21.................................. EUR    400     459,372
         3.390%, 11/18/21.................................. CAD  2,000   1,555,782
Citizens Bank NA
         2.550%, 05/13/21..................................      1,600   1,612,608
         2.650%, 05/26/22..................................      1,000   1,015,847
CMS Energy Corp.
         5.050%, 03/15/22..................................        500     530,294
CNA Financial Corp.
         5.750%, 08/15/21..................................        720     765,772
Coca-Cola Co. (The)
         0.500%, 03/08/24.................................. EUR  1,650   1,887,399
Comcast Corp.
(r)      2.539%, 10/01/21..................................      1,275   1,281,796
Consolidated Edison, Inc.
         2.000%, 05/15/21..................................      1,860   1,861,356
Constellation Brands, Inc.
#        2.700%, 05/09/22..................................      2,475   2,506,095
         3.200%, 02/15/23..................................      1,000   1,031,571
Continental Resources, Inc.
#        4.500%, 04/15/23..................................      1,050   1,093,302
         3.800%, 06/01/24..................................      1,500   1,534,278
Cox Communications, Inc.
(Omega)  3.250%, 12/15/22..................................      2,192   2,262,530
CVS Health Corp.
         2.800%, 07/20/20..................................        500     502,372
         2.125%, 06/01/21..................................        500     500,989
         2.750%, 12/01/22..................................      1,000   1,017,232
DCP Midstream Operating L.P.
#        4.950%, 04/01/22..................................      1,200   1,239,120
Dell, Inc.
         4.625%, 04/01/21..................................        500     515,000
DH Europe Finance Sarl
         1.700%, 01/04/22.................................. EUR  4,600   5,331,746

                                                                FACE
                                                               AMOUNT^   VALUE+
                                                               ------- ----------
                                                                (000)
UNITED STATES -- (Continued)
Discovery Communications LLC
        4.375%, 06/15/21..................................      2,176  $2,248,097
Dollar Tree, Inc.
        3.700%, 05/15/23..................................      4,000   4,178,591
Dow Chemical Co. (The)
        3.000%, 11/15/22..................................      1,000   1,023,857
Duke Energy Corp.
        2.400%, 08/15/22..................................      1,775   1,792,517
E*TRADE Financial Corp.
        2.950%, 08/24/22..................................      3,500   3,565,881
Eastman Chemical Co.
        4.500%, 01/15/21..................................         34      34,671
        1.500%, 05/26/23.................................. EUR  1,000   1,168,165
Eaton Corp.
        2.750%, 11/02/22..................................      1,500   1,532,896
eBay, Inc.
#       2.875%, 08/01/21..................................      1,500   1,521,865
        2.600%, 07/15/22..................................        500     505,215
        2.750%, 01/30/23..................................        416     422,296
Ecolab, Inc.
        4.350%, 12/08/21..................................      1,224   1,286,408
Edgewell Personal Care Co.
        4.700%, 05/19/21..................................        900     921,375
        4.700%, 05/24/22..................................        850     877,625
Edison International
#       2.400%, 09/15/22..................................      2,454   2,398,128
Electronic Arts, Inc.
        3.700%, 03/01/21..................................      1,962   2,002,000
EMC Corp.
        2.650%, 06/01/20..................................      1,000   1,000,000
        3.375%, 06/01/23..................................        131     131,655
Emerson Electric Co.
        0.375%, 05/22/24.................................. EUR  1,020   1,148,879
Energy Transfer Partners L.P.
        3.600%, 02/01/23..................................      2,500   2,570,970
Enterprise Products Operating LLC
        5.250%, 01/31/20..................................        400     403,065
#       2.850%, 04/15/21..................................      1,500   1,518,659
Equifax, Inc.
        3.300%, 12/15/22..................................      2,652   2,733,723
Evergy, Inc.
        4.850%, 06/01/21..................................        915     948,064
Eversource Energy
        2.500%, 03/15/21..................................        206     207,248
Exelon Corp.
        5.150%, 12/01/20..................................        300     307,629
Exelon Generation Co. LLC
        2.950%, 01/15/20..................................        150     150,090
        4.000%, 10/01/20..................................      1,000   1,013,179
        3.400%, 03/15/22..................................      1,000   1,027,374
        4.250%, 06/15/22..................................        500     524,011

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

                                                                 FACE
                                                                AMOUNT^   VALUE+
                                                                ------- ----------
                                                                 (000)
UNITED STATES -- (Continued)
FedEx Corp.
         1.000%, 01/11/23.................................. EUR  1,000  $1,143,499
Fidelity National Information Services, Inc.
         2.250%, 08/15/21..................................      2,000   2,006,887
Fifth Third Bancorp
         3.500%, 03/15/22..................................      1,825   1,884,554
Fluor Corp.
         1.750%, 03/21/23.................................. EUR  3,500   3,706,038
Ford Credit Canada Co.
         2.766%, 06/22/22.................................. CAD  2,500   1,867,949
Ford Motor Credit Co. LLC
         3.200%, 01/15/21..................................        800     803,141
#        3.336%, 03/18/21..................................      1,500   1,508,646
Fortune Brands Home & Security, Inc.
         3.000%, 06/15/20..................................        500     502,449
Gap, Inc. (The)
         5.950%, 04/12/21..................................      1,296   1,350,974
GATX Corp.
         4.750%, 06/15/22..................................      3,000   3,186,108
General Electric Co.
         0.375%, 05/17/22.................................. EUR  3,000   3,337,931
#        2.700%, 10/09/22..................................      1,500   1,510,266
General Mills, Inc.
(r)      2.541%, 04/16/21..................................      1,000   1,002,710
         3.150%, 12/15/21..................................        985   1,006,931
General Motors Financial Co., Inc.
         3.200%, 07/06/21..................................      2,800   2,833,920
#        3.450%, 01/14/22..................................        800     815,661
Gilead Sciences, Inc.
         4.400%, 12/01/21..................................      2,005   2,093,637
Global Payments, Inc.
         3.800%, 04/01/21..................................        234     238,954
Goldman Sachs Group Inc
         2.000%, 07/27/23.................................. EUR  1,000   1,191,292
Goldman Sachs Group, Inc. (The)
         5.375%, 03/15/20..................................        500     506,204
         3.550%, 02/12/21.................................. CAD  1,000     771,908
         5.250%, 07/27/21..................................        750     790,656
         5.750%, 01/24/22..................................        957   1,031,333
         3.250%, 02/01/23.................................. EUR    291     357,537
Graphic Packaging International LLC
#        4.750%, 04/15/21..................................      1,320   1,358,363
         4.875%, 11/15/22..................................        700     735,000
Harley-Davidson Financial Services, Inc.
(Omega)  2.550%, 06/09/22..................................      3,500   3,501,286
Hasbro, Inc.
         3.150%, 05/15/21..................................      1,384   1,401,287

                                                                 FACE
                                                                AMOUNT^   VALUE+
                                                                ------- ----------
                                                                 (000)
UNITED STATES -- (Continued)
Hewlett Packard Enterprise Co.
         3.600%, 10/15/20..................................        236  $  239,166
Honeywell International Inc
         0.650%, 02/21/20.................................. EUR  2,200   2,459,244
Huntington Bancshares, Inc.
         3.150%, 03/14/21..................................      1,500   1,520,976
         2.300%, 01/14/22..................................        400     402,275
Huntington National Bank (The)
         2.400%, 04/01/20..................................        500     500,796
Illinois Tool Works, Inc.
         1.250%, 05/22/23.................................. EUR  1,000   1,164,326
International Business Machines Corp.
         0.375%, 01/31/23.................................. EUR  2,625   2,967,232
         1.250%, 05/26/23.................................. EUR  1,500   1,749,065
Johnson Controls International P.L.C.
         1.000%, 09/15/23.................................. EUR  3,401   3,899,008
JPMorgan Chase & Co.
         2.550%, 10/29/20..................................        400     402,406
         2.750%, 08/24/22.................................. EUR  2,868   3,449,840
         0.625%, 01/25/24.................................. EUR  1,333   1,519,841
Kellogg Co.
         4.000%, 12/15/20..................................        130     132,652
         0.800%, 11/17/22.................................. EUR  2,840   3,240,429
Keurig Dr Pepper, Inc.
         2.700%, 11/15/22..................................      1,000   1,010,592
Kroger Co. (The)
#        3.300%, 01/15/21..................................      1,167   1,184,687
         3.400%, 04/15/22..................................        975   1,009,611
#        2.800%, 08/01/22..................................      1,500   1,528,914
L Brands, Inc.
         5.625%, 02/15/22..................................        974   1,025,135
L3Harris Technologies, Inc.
         2.700%, 04/27/20..................................        382     382,633
(Omega)  4.950%, 02/15/21..................................        164     168,604
Laboratory Corp. of America Holdings
         3.200%, 02/01/22..................................        900     921,255
Leidos Holdings, Inc.
         4.450%, 12/01/20..................................      1,100   1,116,500
Lennar Corp.
         6.625%, 05/01/20..................................        600     611,250
         8.375%, 01/15/21..................................        500     532,500
         4.125%, 01/15/22..................................      1,400   1,438,500
Liberty Mutual Group, Inc.
(Omega)  5.000%, 06/01/21..................................      2,400   2,489,084
(Omega)  4.950%, 05/01/22..................................        615     653,690
Lincoln National Corp.
         6.250%, 02/15/20..................................        300     303,408
         4.850%, 06/24/21..................................        824     859,379

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

                                                                 FACE
                                                                AMOUNT^   VALUE+
                                                                ------- ----------
                                                                 (000)
UNITED STATES -- (Continued)
LyondellBasell Industries NV
         6.000%, 11/15/21..................................      1,677  $1,790,324
Macy's Retail Holdings, Inc.
         3.450%, 01/15/21..................................      1,500   1,511,568
#        3.875%, 01/15/22..................................        500     512,407
#        2.875%, 02/15/23..................................        363     360,574
Manufacturers & Traders Trust Co.
         2.500%, 05/18/22..................................      2,300   2,328,647
Marathon Petroleum Corp.
         3.400%, 12/15/20..................................      2,100   2,129,469
Marriott International, Inc.
         2.875%, 03/01/21..................................        800     808,910
Marsh & McLennan Cos., Inc.
         2.750%, 01/30/22..................................      2,260   2,295,835
Mattel, Inc.
#        2.350%, 08/15/21..................................      1,900   1,862,000
McDonald's Corp.
         1.000%, 11/15/23.................................. EUR  2,000   2,319,855
Medtronic Global Holdings SCA
         0.000%, 03/07/21.................................. EUR  2,500   2,794,829
         0.000%, 12/02/22.................................. EUR  3,258   3,639,882
Meritage Homes Corp.
         7.150%, 04/15/20..................................      1,300   1,324,375
MGM Resorts International
         7.750%, 03/15/22..................................      2,000   2,240,000
Molson Coors Brewing Co.
         2.100%, 07/15/21..................................      2,000   2,001,508
Morgan Stanley
         2.500%, 04/21/21..................................        750     755,586
         5.500%, 07/28/21..................................        200     211,676
         3.125%, 08/05/21.................................. CAD  1,600   1,233,947
         2.625%, 11/17/21..................................      1,500   1,516,905
         1.875%, 03/30/23.................................. EUR    500     591,068
Mosaic Co. (The)
         3.750%, 11/15/21..................................      2,000   2,056,625
Murphy Oil Corp.
         4.000%, 06/01/22..................................      1,021   1,028,658
Mylan NV
         3.750%, 12/15/20..................................        885     896,891
Mylan, Inc.
(Omega)  3.125%, 01/15/23..................................      1,000   1,012,686
National Oilwell Varco, Inc.
         2.600%, 12/01/22..................................      1,500   1,512,040
NetApp, Inc.
         3.375%, 06/15/21..................................      2,000   2,037,454
         3.250%, 12/15/22..................................        935     953,381
Newmont Goldcorp Corp
#        3.500%, 03/15/22..................................      1,000   1,030,318
Newmont Goldcorp Corp.
         3.625%, 06/09/21..................................      1,700   1,739,182

                                                                 FACE
                                                                AMOUNT^   VALUE+
                                                                ------- ----------
                                                                 (000)
UNITED STATES -- (Continued)
NextEra Energy Capital Holdings, Inc.
         4.500%, 06/01/21..................................      1,000  $1,032,823
Nordstrom, Inc.
         4.750%, 05/01/20..................................      1,000   1,011,653
         4.000%, 10/15/21..................................      1,000   1,024,608
Northrop Grumman Corp.
         2.550%, 10/15/22..................................      3,000   3,048,541
NuStar Logistics L.P.
         6.750%, 02/01/21..................................      1,083   1,122,183
NVIDIA Corp.
         2.200%, 09/16/21..................................      1,493   1,499,433
Occidental Petroleum Corp.
         3.125%, 02/15/22..................................        206     209,436
Omnicom Group, Inc. / Omnicom Capital, Inc.
         3.625%, 05/01/22..................................      2,675   2,773,557
ONEOK, Inc.
         4.250%, 02/01/22..................................      1,066   1,107,991
Oracle Corp.
         2.250%, 01/10/21.................................. EUR    600     689,097
         2.500%, 05/15/22..................................      3,750   3,806,350
#        2.500%, 10/15/22..................................      1,451   1,477,648
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
(Omega)  3.375%, 02/01/22..................................      2,104   2,151,169
(Omega)  4.250%, 01/17/23..................................      1,709   1,808,974
Perrigo Finance Un, Ltd. Co.
         3.500%, 03/15/21..................................      1,180   1,186,178
Philip Morris International, Inc.
         1.750%, 03/19/20.................................. EUR    500     561,573
         2.500%, 08/22/22..................................      1,095   1,107,926
Plains All American Pipeline L.P. / PAA Finance Corp.
         2.850%, 01/31/23..................................      1,500   1,506,736
PNC Bank NA
         2.550%, 12/09/21..................................      3,500   3,543,549
PolyOne Corp.
         5.250%, 03/15/23..................................      1,400   1,510,250
PPG Industries, Inc.
         0.875%, 03/13/22.................................. EUR    500     568,694
Progress Energy, Inc.
         4.400%, 01/15/21..................................      1,100   1,124,917
Regions Financial Corp.
#        3.200%, 02/08/21..................................      1,300   1,317,715
Republic Services, Inc.
         3.550%, 06/01/22..................................      1,000   1,039,256
Rockies Express Pipeline LLC
(Omega)  5.625%, 04/15/20..................................      1,100   1,118,477
Rockwell Collins, Inc.
         2.800%, 03/15/22..................................      2,000   2,037,704
Roper Technologies, Inc.
         3.000%, 12/15/20..................................      1,200   1,212,618

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- ----------
                                                                                 (000)
UNITED STATES -- (Continued)
Ryder System, Inc.
          3.450%, 11/15/21.................................................        900  $  923,535
          3.400%, 03/01/23.................................................      2,000   2,067,188
SCANA Corp.
          6.250%, 04/01/20.................................................        242     245,180
#         4.750%, 05/15/21.................................................        440     451,382
Sealed Air Corp.
#(Omega)  6.500%, 12/01/20.................................................      1,449   1,496,092
(Omega)   4.875%, 12/01/22.................................................        800     847,000
Sempra Energy
          2.875%, 10/01/22.................................................        600     612,116
Sherwin-Williams Co. (The)
          2.750%, 06/01/22.................................................        900     916,301
Southern Co. (The)
          2.750%, 06/15/20.................................................        250     250,982
Southern Power Co.
          2.500%, 12/15/21.................................................        898     905,474
          1.000%, 06/20/22................................................. EUR  1,950   2,227,278
Stryker Corp.
          2.625%, 03/15/21.................................................      2,086   2,105,725
          1.125%, 11/30/23................................................. EUR  1,833   2,133,069
Sunoco Logistics Partners Operations L.P.
          3.450%, 01/15/23.................................................        500     510,827
SunTrust Bank
          2.450%, 08/01/22.................................................      2,750   2,781,378
Symantec Corp.
          4.200%, 09/15/20.................................................      1,000   1,012,782
#         3.950%, 06/15/22.................................................      1,200   1,233,395
Sysco Corp.
          2.600%, 06/12/22.................................................      1,577   1,601,913
          1.250%, 06/23/23................................................. EUR    375     433,820
Textron, Inc.
          6.625%, 04/07/20................................................. GBP    540     713,381
Thermo Fisher Scientific, Inc.
          2.150%, 07/21/22................................................. EUR    500     587,489
Time Warner Cable LLC
          5.000%, 02/01/20.................................................      1,100   1,107,347
          4.125%, 02/15/21.................................................        100     101,902
Toll Brothers Finance Corp.
          5.875%, 02/15/22.................................................      1,100   1,170,125
Travelers Cos., Inc. (The)
          3.900%, 11/01/20.................................................        250     255,111
TRI Pointe Group, Inc.
          4.875%, 07/01/21.................................................      1,100   1,130,250
Tupperware Brands Corp.
          4.750%, 06/01/21.................................................      1,700   1,705,002
Tyson Foods, Inc.
          4.500%, 06/15/22.................................................      1,000   1,058,997
United Continental Holdings, Inc.
          6.000%, 12/01/20.................................................      1,000   1,037,500
#         4.250%, 10/01/22.................................................      1,000   1,032,720

                                                                                FACE
                                                                               AMOUNT^    VALUE+
                                                                               ------- ------------
                                                                                (000)
UNITED STATES -- (Continued)
United Parcel Service, Inc.
         0.375%, 11/15/23................................................. EUR  3,632  $  4,104,538
United Technologies Corp.
         1.250%, 05/22/23................................................. EUR    607       703,308
UnitedHealth Group, Inc.
#        2.875%, 12/15/21.................................................        500       510,419
         2.375%, 10/15/22.................................................      1,000     1,013,189
Verizon Communications, Inc.
         3.450%, 03/15/21.................................................        215       219,802
         2.375%, 02/17/22................................................. EUR  2,500     2,944,860
VF Corp.
         3.500%, 09/01/21.................................................      1,040     1,065,515
VMware, Inc.
#        2.950%, 08/21/22.................................................      1,000     1,016,333
Walgreens Boots Alliance, Inc.
         3.300%, 11/18/21.................................................      1,000     1,022,262
Waste Management, Inc.
         4.600%, 03/01/21.................................................      1,288     1,326,396
Wells Fargo & Co.
         2.500%, 03/04/21.................................................      2,000     2,013,692
         2.094%, 04/25/22................................................. CAD  3,000     2,267,003
         1.500%, 09/12/22................................................. EUR    750       872,277
Western Gas Partners L.P.
         5.375%, 06/01/21.................................................        175       180,662
         4.000%, 07/01/22.................................................        800       812,581
Western Union Co. (The)
         5.253%, 04/01/20.................................................      1,000     1,010,487
Whirlpool Corp.
         4.850%, 06/15/21.................................................        436       454,949
Williams Cos., Inc. (The)
         7.875%, 09/01/21.................................................      1,200     1,318,124
         4.000%, 11/15/21.................................................      1,848     1,904,308
WR Berkley Corp.
         4.625%, 03/15/22.................................................        975     1,032,925
WR Grace & Co-Conn
(Omega)  5.125%, 10/01/21.................................................      1,600     1,660,000
Wyndham Destinations, Inc.
#        4.250%, 03/01/22.................................................      2,400     2,448,000
Xilinx, Inc.
         3.000%, 03/15/21.................................................        989     1,001,355
Zimmer Biomet Holdings, Inc.
         3.150%, 04/01/22.................................................      1,345     1,372,962
Zoetis, Inc.
         3.250%, 02/01/23.................................................      1,000     1,032,943
                                                                                       ------------
TOTAL UNITED STATES.......................................................              426,954,760
                                                                                       ------------
TOTAL BONDS...............................................................              741,231,441
                                                                                       ------------
U.S. TREASURY OBLIGATIONS -- (1.4%)
U.S. Treasury Notes
(r)      1.776%, 04/30/21.....................................................  2,500     2,496,789

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

                                                                              FACE
                                                                             AMOUNT^    VALUE+
                                                                             ------- ------------
                                                                              (000)
(r)      1.857%, 07/31/21.................................................    8,147  $  8,145,858
                                                                                     ------------
TOTAL U.S. TREASURY OBLIGATIONS...........................................             10,642,647
                                                                                     ------------
TOTAL INVESTMENT SECURITIES (Cost $749,846,211)                                       751,874,088
                                                                                     ------------
COMMERCIAL PAPER -- (0.7%)
(Omega)  Campbell Soup Co.
         2.191%, 01/22/20.................................................    3,000     2,984,845
(Omega)  Cigna Corp. 1.884%,
         01/23/20.........................................................      500       497,534
(Omega)  Oversea-Chinese Banking Corp., Ltd.
         1.904%, 01/24/20.................................................    2,000     1,990,532
                                                                                     ------------
TOTAL COMMERCIAL PAPER....................................................              5,472,911
                                                                                     ------------

                                                                                                         SHARES      VALUE+
                                                                                                        --------- ------------
SECURITIES LENDING COLLATERAL -- (2.7%)
@(S)  The DFA Short Term Investment Fund.............................................................   1,807,600 $ 20,915,743
                                                                                                                  ------------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $776,233,835)............................................................................             $778,262,742
                                                                                                                  ============

As of October 31, 2019, DFA Targeted Credit Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                                         UNREALIZED
                                                                                                          FOREIGN
                                                                                                          EXCHANGE
                                                                                            SETTLEMENT  APPRECIATION
CURRENCY PURCHASED   CURRENCY SOLD                       COUNTERPARTY                          DATE    (DEPRECIATION)
------------------  --------------- ------------------------------------------------------  ---------- --------------
EUR    66,426,985   USD  73,757,867 State Street Bank and Trust                              11/01/19   $   328,128
USD     2,294,943   CAD   2,996,095 State Street Bank and Trust                              01/06/20        19,256
USD     2,785,411   EUR   2,482,304 Citibank, N.A.                                           01/09/20         3,723
USD    84,597,293   EUR  75,422,218 State Street Bank and Trust                              01/13/20        57,721
                                                                                                        -----------
TOTAL APPRECIATION                                                                                      $   408,828

EUR    75,391,126   USD  84,141,020 State Street Bank and Trust                              11/04/19   $   (57,321)
USD     4,961,096   EUR   4,528,565 State Street Bank and Trust                              11/01/19       (89,611)
USD    68,165,715   EUR  61,898,420 National Australia Bank Ltd.                             11/01/19      (869,573)
USD     3,426,059   EUR   3,125,388 State Street Bank and Trust                              11/04/19       (59,685)
USD     4,019,941   EUR   3,657,578 National Australia Bank Ltd.                             11/04/19       (59,355)
USD    75,225,774   EUR  68,608,160 State Street Bank and Trust                              11/04/19    (1,292,885)
USD       632,816   GBP     498,460 State Street Bank and Trust                              11/06/19       (12,904)
USD       708,254   GBP     573,659 National Australia Bank Ltd.                             11/06/19       (34,881)
USD     2,636,995   GBP   2,133,791 State Street Bank and Trust                              11/06/19      (127,182)
USD    73,775,334   EUR  66,202,223 State Street Bank and Trust                              12/27/19      (338,528)
USD    20,805,419   CAD  27,475,512 Citibank, N.A.                                           01/06/20       (63,630)
USD     1,138,315   EUR   1,025,739 State Street Bank and Trust                              01/09/20       (11,135)
USD     2,080,436   EUR   1,868,227 Citibank, N.A.                                           01/09/20       (13,113)
USD     2,640,932   EUR   2,384,512 Citibank, N.A.                                           01/09/20       (31,169)
USD     2,782,562   EUR   2,486,342 Citibank, N.A.                                           01/09/20        (3,651)
USD     2,864,138   EUR   2,558,834 Citibank, N.A.                                           01/09/20        (3,310)
USD     4,063,342   EUR   3,678,001 Citibank, N.A.                                           01/09/20       (58,253)
USD     5,100,025   EUR   4,590,694 State Street Bank and Trust                              01/09/20       (44,340)

DFA TARGETED CREDIT PORTFOLIO

CONTINUED


                                                                                          UNREALIZED
                                                                                           FOREIGN
                                                                                           EXCHANGE
                                                                             SETTLEMENT  APPRECIATION
CURRENCY PURCHASED   CURRENCY SOLD               COUNTERPARTY                   DATE    (DEPRECIATION)
------------------  --------------- ---------------------------------------  ---------- --------------
USD    78,229,139   EUR  70,046,076 State Street Bank and Trust               01/24/20   $  (337,791)
                                                                                         -----------
TOTAL (DEPRECIATION)                                                                     $(3,508,317)
                                                                                         -----------
TOTAL APPRECIATION
(DEPRECIATION)                                                                           $(3,099,489)
                                                                                         ===========

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------
                                                             LEVEL 1     LEVEL 2    LEVEL 3      TOTAL
                                                             -------- ------------  -------- ------------
Bonds
   Australia................................................       -- $ 20,710,687        -- $ 20,710,687
   Belgium..................................................       --    4,876,425        --    4,876,425
   Canada...................................................       --   40,305,017        --   40,305,017
   Denmark..................................................       --    5,861,192        --    5,861,192
   Finland..................................................       --    6,622,314        --    6,622,314
   France...................................................       --   21,704,201        --   21,704,201
   Germany..................................................       --   47,938,476        --   47,938,476
   Ireland..................................................       --    4,412,487        --    4,412,487
   Italy....................................................       --    9,357,220        --    9,357,220
   Japan....................................................       --   31,809,175        --   31,809,175
   Luxembourg...............................................       --    2,244,866        --    2,244,866
   Netherlands..............................................       --   12,954,235        --   12,954,235
   Norway...................................................       --    2,221,836        --    2,221,836
   Spain....................................................       --   16,575,980        --   16,575,980
   Supranational Organization Obligations...................       --    1,999,480        --    1,999,480
   Sweden...................................................       --    6,461,335        --    6,461,335
   Switzerland..............................................       --   11,240,361        --   11,240,361
   United Kingdom...........................................       --   66,981,394        --   66,981,394
   United States............................................       --  426,954,760        --  426,954,760
U.S. Treasury Obligations...................................       --   10,642,647        --   10,642,647
Commercial Paper............................................       --    5,472,911        --    5,472,911
Securities Lending Collateral...............................       --   20,915,743        --   20,915,743
Forward Currency Contracts**................................       --   (3,099,489)       --   (3,099,489)
                                                             -------- ------------  -------- ------------
TOTAL.......................................................       -- $775,163,253        -- $775,163,253
                                                             ======== ============  ======== ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                  DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                  (000)
BONDS -- (94.7%)
AUSTRALIA -- (2.6%)
Australia & New Zealand Banking Group, Ltd.
          0.750%, 09/29/26................................................. EUR  3,000  $ 3,479,681
BHP Billiton Finance USA, Ltd.
          2.875%, 02/24/22.................................................         13       13,296
BHP Billiton Finance, Ltd.
          3.250%, 09/24/27................................................. EUR  1,800    2,452,992
Commonwealth Bank of Australia
#         5.000%, 03/19/20.................................................          9        9,103
(Omega)   2.850%, 05/18/26.................................................        266      272,470
(Omega)   3.150%, 09/19/27.................................................         10       10,662
FMG Resources August 2006 Pty, Ltd.
#(Omega)  5.125%, 05/15/24.................................................      2,690    2,824,500
Macquarie Bank, Ltd.
(Omega)   3.900%, 01/15/26.................................................        289      309,220
National Australia Bank, Ltd.
          0.625%, 09/18/24................................................. EUR  4,000    4,580,268
(Omega)   3.500%, 01/10/27.................................................        351      377,368
Queensland Treasury Corp.
          2.500%, 03/06/29................................................. AUD  7,000    5,199,167
Rio Tinto Finance P.L.C.
          4.000%, 12/11/29................................................. GBP  3,500    5,576,256
Telstra Corp., Ltd.
          1.375%, 03/26/29................................................. EUR  3,000    3,610,801
Western Australian Treasury Corp.
          2.750%, 07/24/29................................................. AUD  9,000    6,822,927
Westpac Banking Corp.
          2.850%, 05/13/26.................................................        104      107,670
          2.700%, 08/19/26.................................................         23       23,679
          3.350%, 03/08/27.................................................      2,319    2,480,251
          1.125%, 09/05/27................................................. EUR  2,000    2,390,252
                                                                                        -----------
TOTAL AUSTRALIA............................................................              40,540,563
                                                                                        -----------
BELGIUM -- (1.4%)
Anheuser-Busch InBev SA
          2.700%, 03/31/26................................................. EUR  1,000    1,293,705
          2.000%, 03/17/28................................................. EUR  1,000    1,260,289
          2.250%, 05/24/29................................................. GBP    600      805,345
          1.650%, 03/28/31................................................. EUR  1,500    1,844,721
Anheuser-Busch InBev Worldwide, Inc.
#         4.000%, 04/13/28.................................................      2,500    2,759,659
Dexia Credit Local SA
          1.000%, 10/18/27................................................. EUR 11,400   13,724,195
                                                                                        -----------
TOTAL BELGIUM..............................................................              21,687,914
                                                                                        -----------

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
CANADA -- (5.0%)
Alimentation Couche-Tard, Inc.
         1.875%, 05/06/26................................................. EUR    700  $   845,778
(Omega)  3.550%, 07/26/27.................................................      1,620    1,679,240
Bank of Montreal
         2.700%, 12/09/26................................................. CAD  5,000    3,906,233
Bank of Nova Scotia (The)
         2.620%, 12/02/26................................................. CAD  6,000    4,663,427
Canadian Imperial Bank of Commerce
         3.300%, 05/26/25................................................. CAD  5,300    4,252,112
Canadian Natural Resources, Ltd.
         3.420%, 12/01/26................................................. CAD  1,000      779,478
         3.850%, 06/01/27.................................................      3,000    3,174,537
Canadian Pacific Railway Co.
         2.900%, 02/01/25.................................................        535      551,875
         3.700%, 02/01/26.................................................         45       48,314
Cenovus Energy, Inc.
         3.000%, 08/15/22.................................................        719      725,740
CPPIB Capital, Inc.
         0.875%, 02/06/29................................................. EUR 14,250   17,074,825
Enbridge, Inc.
#        4.000%, 10/01/23.................................................         34       36,078
         3.500%, 06/10/24.................................................         15       15,672
Husky Energy, Inc.
         3.600%, 03/10/27................................................. CAD  4,000    3,131,972
         4.400%, 04/15/29.................................................        600      635,668
ITC Holdings Corp.
         3.650%, 06/15/24.................................................        113      119,121
Newfield Exploration Co.
#        5.625%, 07/01/24.................................................        500      547,785
         5.375%, 01/01/26.................................................      2,800    3,028,811
Nutrien, Ltd.
#        3.625%, 03/15/24.................................................        540      568,967
#        3.000%, 04/01/25.................................................         40       40,979
Province of British Columbia Canada
         6.500%, 01/15/26.................................................         93      116,661
Province of Ontario Canada
         5.850%, 03/08/33................................................. CAD  5,000    5,339,572
Province of Quebec
         3.700%, 05/20/26................................................. AUD  3,500    2,708,146
Province of Quebec Canada
         2.750%, 04/12/27.................................................      3,000    3,175,767
         0.875%, 07/05/28................................................. EUR  6,800    8,126,661
Rogers Communications, Inc.
         3.000%, 03/15/23.................................................         21       21,501
         4.000%, 03/13/24................................................. CAD  2,000    1,611,039
Royal Bank of Canada
         4.930%, 07/16/25................................................. CAD  4,000    3,482,044

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
CANADA -- (Continued)
Spectra Energy Partners L.P.
         4.750%, 03/15/24.................................................         22  $    24,015
Suncor Energy, Inc.
         3.600%, 12/01/24.................................................         87       91,939
Thomson Reuters Corp.
         4.300%, 11/23/23.................................................         60       64,557
         3.850%, 09/29/24.................................................         79       83,781
         3.350%, 05/15/26.................................................      2,000    2,072,351
Toronto-Dominion Bank (The)
         1.994%, 03/23/22................................................. CAD     58       43,947
TransAlta Corp.
         4.500%, 11/15/22.................................................      1,000    1,035,771
TransCanada PipeLines, Ltd.
         3.800%, 10/01/20.................................................         15       15,244
         4.875%, 01/15/26.................................................      3,000    3,357,586
Videotron, Ltd.
         5.000%, 07/15/22.................................................        921      969,353
                                                                                       -----------
TOTAL CANADA..............................................................              78,166,547
                                                                                       -----------
DENMARK -- (1.8%)
AP Moller - Maersk A.S.
         1.750%, 03/16/26................................................. EUR  4,500    5,193,805
Denmark Government Bond
(Omega)  0.500%, 11/15/29................................................. DKK 78,600   12,776,783
Kommunekredit
         2.900%, 11/27/26................................................. AUD  7,300    5,412,928
KOMMUNEKREDIT SR
         0.750%, 07/05/28................................................. EUR  4,200    5,010,817
                                                                                       -----------
TOTAL DENMARK.............................................................              28,394,333
                                                                                       -----------
FINLAND -- (0.2%)
Nokia Oyj
#        4.375%, 06/12/27.................................................      3,750    3,819,375
                                                                                       -----------
FRANCE -- (6.2%)
Air Liquide Finance SA
         1.000%, 03/08/27................................................. EUR  1,100    1,309,187
BNP Paribas SA
#        3.250%, 03/03/23.................................................         22       23,002
         1.500%, 11/17/25................................................. EUR  1,200    1,424,925
BPCE S.A.
(Omega)  3.500%, 10/23/27.................................................      5,000    5,199,883
BPCE SA
         4.000%, 04/15/24.................................................        500      537,397
Credit Agricole SA
         1.375%, 05/03/27................................................. EUR  2,000    2,413,758
Electricite de France SA
(Omega)  3.625%, 10/13/25.................................................         40       42,753
         6.250%, 05/30/28................................................. GBP  1,000    1,751,951
         5.875%, 07/18/31................................................. GBP  3,200    5,770,713
Orange SA
         0.875%, 02/03/27................................................. EUR    500      582,854
         8.125%, 11/20/28................................................. GBP  1,964    3,879,958

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                 (000)
FRANCE -- (Continued)
          2.000%, 01/15/29................................................. EUR  1,200  $ 1,526,402
Pernod Ricard SA
          1.500%, 05/18/26................................................. EUR    800      960,951
#(Omega)  3.250%, 06/08/26.................................................        173      182,389
Sanofi
          0.500%, 01/13/27................................................. EUR  2,300    2,651,903
          1.125%, 04/05/28................................................. EUR  1,700    2,051,334
          0.875%, 03/21/29................................................. EUR  1,500    1,779,818
          1.375%, 03/21/30................................................. EUR  9,200   11,422,775
SNCF Mobilites
          5.375%, 03/18/27................................................. GBP    500      837,782
          1.500%, 02/02/29................................................. EUR  3,600    4,524,432
SNCF Reseau
          0.875%, 01/22/29................................................. EUR  2,000    2,377,043
SNCF Reseau EPIC
          5.250%, 12/07/28................................................. GBP 10,498   18,314,032
          1.125%, 05/25/30................................................. EUR  1,100    1,346,536
Societe Generale SA
          1.125%, 01/23/25................................................. EUR  1,200    1,381,562
          2.125%, 09/27/28................................................. EUR  2,000    2,493,489
Total Capital Internatioal SA
          1.491%, 09/04/30................................................. EUR    800      995,152
Total Capital International SA
          3.750%, 04/10/24.................................................        112      120,423
          0.696%, 05/31/28................................................. EUR  7,300    8,499,108
          1.375%, 10/04/29................................................. EUR  1,200    1,478,901
TOTAL CAPITAL INTL SA
          0.750%, 07/12/28................................................. EUR  3,800    4,436,323
Total Capital S.A.
#         3.883%, 10/11/28.................................................      6,000    6,721,112
                                                                                        -----------
TOTAL FRANCE...............................................................              97,037,848
                                                                                        -----------
GERMANY -- (4.9%)
Bayer Capital Corp BV
          1.500%, 06/26/26................................................. EUR  5,700    6,717,128
Bayer Capital Corp. B.V. Co.
          2.125%, 12/15/29................................................. EUR    900    1,101,186
Bayer U.S. Finance II LLC
(Omega)   5.500%, 08/15/25.................................................         26       29,049
BMW Finance NV
          1.125%, 01/10/28................................................. EUR    750      885,850
          1.500%, 02/06/29................................................. EUR  2,600    3,137,573
BMW US Capital LLC
(Omega)   2.800%, 04/11/26.................................................        194      196,557
(Omega)   3.300%, 04/06/27.................................................         58       60,563
          1.000%, 04/20/27................................................. EUR  1,800    2,106,752
Daimler AG
          1.000%, 11/15/27................................................. EUR  4,300    4,974,326
          1.125%, 08/08/34................................................. EUR  1,900    2,078,994
Daimler Finance North
America LLC
          8.500%, 01/18/31.................................................        604      911,619

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

                                                                                 FACE
                                                                                AMOUNT^    VALUE+
                                                                               --------- -----------
                                                                                 (000)
GERMANY -- (Continued)
Deutsche Bahn Finance GMBH
         1.125%, 12/18/28................................................. EUR     6,000 $ 7,290,848
Deutsche Bank AG
         2.950%, 08/20/20.................................................             2       2,004
         3.125%, 01/13/21.................................................            23      23,110
#        3.700%, 05/30/24.................................................           113     114,313
Deutsche Telekom AG
         1.375%, 07/05/34................................................. EUR     3,000   3,462,970
Deutsche Telekom International Finance BV
         1.125%, 05/22/26................................................. EUR     1,000   1,182,042
         1.375%, 01/30/27................................................. EUR       500     600,783
         2.250%, 04/13/29................................................. GBP     1,600   2,131,451
E.ON International Finance BV
         6.375%, 06/07/32................................................. GBP     1,150   2,155,974
E.ON SE
         1.625%, 05/22/29................................................. EUR     1,200   1,477,121
EMD Finance LLC
(Omega)  2.950%, 03/19/22.................................................            60      60,940
Kreditanstalt fuer Wiederaufbau
         2.050%, 02/16/26................................................. JPY 1,653,000  17,738,466
         3.200%, 03/15/28................................................. AUD    15,000  11,633,817
T-Mobile USA, Inc.
#        4.000%, 04/15/22.................................................           800     825,768
Volkswagen International Finance NV
         1.875%, 03/30/27................................................. EUR     5,400   6,432,902
                                                                                         -----------
TOTAL GERMANY.............................................................                77,332,106
                                                                                         -----------
ITALY -- (1.0%)
Enel Finance International NV
         1.375%, 06/01/26................................................. EUR     1,500   1,792,760
         1.125%, 09/16/26................................................. EUR     2,000   2,352,060
(Omega)  4.875%, 06/14/29.................................................         2,000   2,289,068
Eni SpA
         1.500%, 01/17/27................................................. EUR     1,000   1,207,651
         1.125%, 09/19/28................................................. EUR     1,700   1,999,873
Intesa Sanpaolo SpA
         1.750%, 07/04/29................................................. EUR     3,800   4,437,001
Italy Buoni Poliennali Del Tesoro
         1.250%, 12/01/26................................................. EUR     2,100   2,444,874
                                                                                         -----------
TOTAL ITALY...............................................................                16,523,287
                                                                                         -----------
JAPAN -- (1.4%)
American Honda Finance Corp.
         2.300%, 09/09/26.................................................           130     130,461

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                 (000)
JAPAN -- (Continued)
Beam Suntory, Inc.
          3.250%, 06/15/23.................................................          21 $    21,553
Honda Canada Finance, Inc.
          3.444%, 05/23/25................................................. CAD   5,000   3,983,031
Japan Government Twenty Year Bond
          1.800%, 09/20/31................................................. JPY 880,000   9,939,379
Mitsubishi UFJ Financial Group, Inc.
          3.677%, 02/22/27.................................................          35      37,465
MUFG Americas Holdings Corp.
          3.500%, 06/18/22.................................................          64      66,083
Nissan Motor Acceptance Corp.
(Omega)   2.125%, 03/03/20.................................................          20      20,000
Nomura Holdings, Inc.
          6.700%, 03/04/20.................................................          16      16,246
Shire Acquisitions Investments Ireland DAC
          3.200%, 09/23/26.................................................         800     827,162
StanCorp Financial Group, Inc.
          5.000%, 08/15/22.................................................          37      39,351
Sumitomo Mitsui Financial Group, Inc.
          3.784%, 03/09/26.................................................          58      62,229
          3.040%, 07/16/29.................................................       4,250   4,355,498
Toyota Credit Canada, Inc.
          2.020%, 02/28/22................................................. CAD      58      43,877
Toyota Motor Credit Corp.
          2.625%, 01/10/23.................................................          75      76,697
#         3.650%, 01/08/29.................................................       2,000   2,220,329
                                                                                        -----------
TOTAL JAPAN................................................................              21,839,361
                                                                                        -----------
NETHERLANDS -- (3.2%)
Ahold Finance USA LLC
          6.875%, 05/01/29.................................................           8      10,435
BNG Bank NV
          0.625%, 06/19/27................................................. EUR     500     590,946
          3.500%, 07/19/27................................................. AUD   5,000   3,904,359
          3.300%, 04/26/29................................................. AUD   4,000   3,115,685
Cooperatieve Rabobank UA
          3.875%, 02/08/22.................................................          83      86,397
          1.250%, 03/23/26................................................. EUR   2,500   2,996,939
Heineken NV
#(Omega)  2.750%, 04/01/23.................................................          26      26,459
          1.375%, 01/29/27................................................. EUR   1,200   1,444,216
ING Groep NV
          1.375%, 01/11/28................................................. EUR   3,100   3,720,526
Koninklijke Ahold Delhaize NV
          1.125%, 03/19/26................................................. EUR     520     610,978

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

                                                                            FACE
                                                                           AMOUNT^    VALUE+
                                                                          --------- -----------
                                                                            (000)
NETHERLANDS -- (Continued)
Koninklijke KPN NV
    5.750%, 09/17/29................................................. GBP     1,500 $ 2,350,046
Koninklijke Philips NV
    1.375%, 05/02/28................................................. EUR     2,000   2,418,005
Nederlandse Waterschapsbank NV
    3.150%, 09/02/26................................................. AUD     1,300     982,449
    1.000%, 03/01/28................................................. EUR     7,500   9,147,303
SHELL INTERNATIONAL FIN
    1.250%, 05/12/28................................................. EUR     5,600   6,792,238
Shell International Finance B.V.
    3.875%, 11/13/28.................................................         1,200   1,350,648
Shell International Finance BV
    2.250%, 11/10/20.................................................            54      54,189
    1.625%, 01/20/27................................................. EUR     6,208   7,689,468
    0.750%, 08/15/28................................................. EUR     2,000   2,329,567
                                                                                    -----------
TOTAL NETHERLANDS....................................................                49,620,853
                                                                                    -----------
NORWAY -- (3.5%)
Equinor ASA
    2.650%, 01/15/24.................................................            81      83,363
    6.125%, 11/27/28................................................. GBP     1,250   2,266,060
    6.875%, 03/11/31................................................. GBP    18,350  36,950,627
Kommunalbanken A.S.
    3.000%, 12/09/26................................................. AUD    12,500   9,473,549
    3.400%, 07/24/28................................................. AUD     8,500   6,652,931
                                                                                    -----------
TOTAL NORWAY.........................................................                55,426,530
                                                                                    -----------
SPAIN -- (0.6%)
Iberdrola International BV
    0.375%, 09/15/25................................................. EUR     1,400   1,582,842
Santander Holdings USA, Inc.
    4.500%, 07/17/25.................................................           206     221,956
Santander UK P.L.C.
    4.000%, 03/13/24.................................................           103     110,272
    3.875%, 10/15/29................................................. GBP     1,478   2,284,039
Telefonica Emisiones SA
    5.462%, 02/16/21.................................................            10      10,433
Telefonica Emisiones SAU
    1.715%, 01/12/28................................................. EUR     4,300   5,240,944
Telefonica Europe BV
    8.250%, 09/15/30.................................................           500     721,337
                                                                                    -----------
TOTAL SPAIN..........................................................                10,171,823
                                                                                    -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (5.1%)
African Development Bank
    3.300%, 07/27/27................................................. AUD     3,000   2,291,517
Asian Development Bank
    2.350%, 06/21/27................................................. JPY 2,720,000  30,441,496

                                                                            FACE
                                                                           AMOUNT^    VALUE+
                                                                          --------- -----------
                                                                            (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
Council Of Europe Development Bank
    0.625%, 01/30/29................................................. EUR     2,000 $ 2,382,383
EUROFIMA
    3.350%, 05/21/29................................................. AUD     4,000   3,124,070
European Financial Stability Facility
    0.950%, 02/14/28................................................. EUR     1,900   2,316,482
European Investment Bank
    1.900%, 01/26/26................................................. JPY   568,700   6,030,562
    2.150%, 01/18/27................................................. JPY 1,489,600  16,360,188
    1.375%, 05/12/28................................................. SEK    19,000   2,118,125
    4.500%, 06/07/29................................................. GBP     4,200   7,187,460
    1.250%, 11/12/29................................................. SEK    10,000   1,101,885
    5.625%, 06/07/32................................................. GBP     2,000   3,951,803
Inter-American Development Bank
    2.500%, 04/14/27................................................. AUD     5,000   3,668,691
                                                                                    -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.........................                80,974,662
                                                                                    -----------
SWEDEN -- (1.3%)
Svenska Handelsbanken AB
    0.250%, 02/28/22................................................. EUR       110     123,742
Sweden Government Bond
    2.250%, 06/01/32................................................. SEK   147,000  19,516,775
Telefonaktiebolaget LM Ericsson
#   4.125%, 05/15/22.................................................         1,323   1,371,091
                                                                                    -----------
TOTAL SWEDEN.........................................................                21,011,608
                                                                                    -----------
SWITZERLAND -- (1.3%)
ABB Finance USA, Inc.
    2.875%, 05/08/22.................................................            45      46,102
Credit Suisse AG
    1.500%, 04/10/26................................................. EUR       700     844,292
Nestle Finance International, Ltd.
    1.250%, 11/02/29................................................. EUR     1,380   1,702,644
Novartis Finance SA
    1.625%, 11/09/26................................................. EUR     3,300   4,080,558
    1.125%, 09/30/27................................................. EUR     7,000   8,417,831
    0.625%, 09/20/28................................................. EUR     2,300   2,654,488
UBS Group Funding Switzerland AG
    1.250%, 09/01/26................................................. EUR     1,800   2,128,895
                                                                                    -----------
TOTAL SWITZERLAND....................................................                19,874,810
                                                                                    -----------

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CONTINUED

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- ----------
                                                                                 (000)
UNITED KINGDOM -- (5.6%)
AstraZeneca P.L.C.
          2.375%, 11/16/20.................................................         34  $   34,154
          3.375%, 11/16/25.................................................        802     848,304
          1.250%, 05/12/28................................................. EUR  1,200   1,427,615
          4.000%, 01/17/29.................................................      1,000   1,120,541
          5.750%, 11/13/31................................................. GBP    450     839,782
BAE Systems Holdings, Inc.
#(Omega)  2.850%, 12/15/20.................................................         14      14,106
Barclays P.L.C.
          4.375%, 01/12/26.................................................      2,000   2,149,138
          3.250%, 02/12/27................................................. GBP  1,657   2,284,559
          3.250%, 01/17/33................................................. GBP  2,500   3,423,202
BAT International Finance P.L.C.
          4.000%, 09/04/26................................................. GBP  1,220   1,748,439
          1.250%, 03/13/27................................................. EUR  1,000   1,115,855
          3.125%, 03/06/29................................................. EUR  3,200   4,005,264
BP Capital Markets America, Inc.
          3.245%, 05/06/22.................................................         33      34,083
          3.119%, 05/04/26.................................................         35      36,685
          3.017%, 01/16/27.................................................        127     132,155
BP Capital Markets P.L.C.
          3.535%, 11/04/24.................................................         26      27,714
          1.077%, 06/26/25................................................. EUR  1,200   1,400,127
          1.594%, 07/03/28................................................. EUR  1,233   1,506,773
          1.231%, 05/08/31................................................. EUR  2,500   2,951,356
British Telecommunications P.L.C.
          1.000%, 11/21/24................................................. EUR  1,200   1,374,048
          1.500%, 06/23/27................................................. EUR  2,500   2,924,874
#         5.125%, 12/04/28.................................................      1,000   1,162,861
          3.125%, 11/21/31................................................. GBP    700     980,819
Centrica P.L.C.
          4.375%, 03/13/29................................................. GBP  1,000   1,531,804
CNH Industrial Capital LLC
          4.375%, 04/05/22.................................................        406     424,493
Coca-Cola European Partners P.L.C.
          1.750%, 05/26/28................................................. EUR  1,400   1,727,420
Diageo Finance P.L.C.
          1.500%, 10/22/27................................................. EUR  1,000   1,221,856
Diageo Investment Corp.
          2.875%, 05/11/22.................................................          2       2,047
Fiat Chrysler Automobiles NV
#         5.250%, 04/15/23.................................................        500     534,375
GLAXOSMITHKLINE CAPITAL
          5.250%, 12/19/33................................................. GBP  1,388   2,579,006
GlaxoSmithKline Capital P.L.C.
          1.000%, 09/12/26................................................. EUR  1,500   1,765,952
HSBC Holdings P.L.C.
          4.000%, 03/30/22.................................................         59      61,770

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
UNITED KINGDOM -- (Continued)
         2.625%, 08/16/28................................................. GBP  5,164  $ 7,125,832
HSBC USA, Inc.
         3.500%, 06/23/24.................................................        147      155,602
Janus Capital Group, Inc.
         4.875%, 08/01/25.................................................        106      115,608
Lloyds Banking Group P.L.C.
#        3.750%, 01/11/27.................................................      3,500    3,701,997
         1.500%, 09/12/27................................................. EUR  2,100    2,497,605
Mead Johnson Nutrition Co.
         4.125%, 11/15/25.................................................         69       75,773
Nationwide Building Society
         3.250%, 01/20/28................................................. GBP  1,500    2,183,972
Network Rail Infrastructure Finance P.L.C.
         4.375%, 12/09/30................................................. GBP  2,450    4,312,026
Praxair, Inc.
         2.200%, 08/15/22.................................................          9        9,064
Reynolds American, Inc.
         6.875%, 05/01/20.................................................         47       48,063
Rolls-Royce P.L.C.
(Omega)  3.625%, 10/14/25.................................................        520      542,689
         3.375%, 06/18/26................................................. GBP    800    1,138,142
Royal Bank of Scotland Group P.L.C.
#        4.800%, 04/05/26.................................................      3,000    3,328,077
TechnipFMC P.L.C.
         3.450%, 10/01/22.................................................         49       49,920
Transport for London
         4.000%, 09/12/33................................................. GBP  6,900   11,532,218
Unilever NV
         1.000%, 02/14/27................................................. EUR  1,500    1,789,932
         1.375%, 07/31/29................................................. EUR    700      866,672
Vodafone Group P.L.C.
         1.125%, 11/20/25................................................. EUR    500      584,881
         1.500%, 07/24/27................................................. EUR  1,750    2,098,454
         4.200%, 12/13/27................................................. AUD  1,800    1,367,482
         7.875%, 02/15/30.................................................         77      107,133
         1.625%, 11/24/30................................................. EUR  2,500    2,969,569
                                                                                       -----------
TOTAL UNITED KINGDOM......................................................              87,991,888
                                                                                       -----------
UNITED STATES -- (49.6%)
3M Co.
         1.500%, 11/09/26................................................. EUR  1,100    1,340,041
         2.875%, 10/15/27.................................................        168      176,070
Abbott Ireland Financing DAC
         1.500%, 09/27/26................................................. EUR  5,000    5,994,836
Abbott Laboratories
         2.950%, 03/15/25.................................................        146      152,304
AbbVie, Inc.
         2.900%, 11/06/22.................................................         33       33,641
         3.600%, 05/14/25.................................................      1,000    1,047,403
         4.250%, 11/14/28.................................................      2,400    2,608,394

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- ----------
                                                                           (000)
UNITED STATES -- (Continued)
Activision Blizzard, Inc.
    3.400%, 06/15/27.................................................      1,052  $1,101,517
Adobe, Inc.
    3.250%, 02/01/25.................................................         22      23,285
Advance Auto Parts, Inc.
    4.500%, 12/01/23.................................................         14      15,099
AECOM
#   5.875%, 10/15/24.................................................        500     539,375
    5.125%, 03/15/27.................................................      2,660   2,805,502
Aetna, Inc.
    2.750%, 11/15/22.................................................         97      98,397
    3.500%, 11/15/24.................................................         63      66,058
Affiliated Managers Group, Inc.
    3.500%, 08/01/25.................................................      1,730   1,811,978
Aflac, Inc.
    3.250%, 03/17/25.................................................        129     135,749
Alabama Power Co.
    2.800%, 04/01/25.................................................         30      30,803
Albemarle Corp.
    4.150%, 12/01/24.................................................         86      92,773
Allergan Finance LLC
    3.250%, 10/01/22.................................................         88      90,041
Allergan Funding SCS
    3.450%, 03/15/22.................................................        150     153,746
    3.800%, 03/15/25.................................................        529     556,553
    2.625%, 11/15/28................................................. EUR  3,200   4,100,998
    2.625%, 11/15/28................................................. EUR    216     276,817
    2.125%, 06/01/29................................................. EUR  1,500   1,845,655
Ally Financial, Inc.
    4.125%, 02/13/22.................................................      1,250   1,292,187
    5.125%, 09/30/24.................................................      2,000   2,197,420
Alphabet, Inc.
    1.998%, 08/15/26.................................................         86      86,108
Altria Group, Inc.
    4.750%, 05/05/21.................................................          2       2,078
    2.200%, 06/15/27................................................. EUR  3,000   3,519,255
    4.800%, 02/14/29.................................................      2,500   2,747,460
Amazon.com, Inc.
    3.150%, 08/22/27.................................................      2,000   2,133,839
Ameren Corp.
    2.700%, 11/15/20.................................................         12      12,080
American Express Credit Corp.
#   2.250%, 05/05/21.................................................          2       2,011
    3.300%, 05/03/27.................................................        131     140,836
American International Group, Inc.
    3.300%, 03/01/21.................................................         17      17,277
    4.875%, 06/01/22.................................................         17      18,229
    4.125%, 02/15/24.................................................        118     126,769
    3.750%, 07/10/25.................................................         95     101,635
    3.900%, 04/01/26.................................................         46      49,485
    1.875%, 06/21/27................................................. EUR  4,075   4,912,433

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
UNITED STATES -- (Continued)
American Water Capital Corp.
    3.850%, 03/01/24.................................................         25  $    26,667
Ameriprise Financial, Inc.
    4.000%, 10/15/23.................................................         43       45,939
    2.875%, 09/15/26.................................................         65       67,083
AmerisourceBergen Corp.
    3.400%, 05/15/24.................................................        433      450,713
Amgen, Inc.
    4.100%, 06/15/21.................................................         82       84,644
    3.625%, 05/22/24.................................................         75       79,700
    3.125%, 05/01/25.................................................         37       38,593
    2.600%, 08/19/26.................................................         28       28,293
    4.000%, 09/13/29................................................. GBP  1,836    2,795,515
Amphenol Technologies Holding GmbH
    2.000%, 10/08/28................................................. EUR  4,000    4,952,644
Analog Devices, Inc.
    3.900%, 12/15/25.................................................         35       37,771
    3.500%, 12/05/26.................................................         23       24,154
Anixter, Inc.
#   5.500%, 03/01/23.................................................      1,090    1,117,904
Anthem, Inc.
    4.350%, 08/15/20.................................................         13       13,237
    3.125%, 05/15/22.................................................         25       25,665
#   3.500%, 08/15/24.................................................         58       61,015
    3.650%, 12/01/27.................................................      4,424    4,679,758
Aon Corp.
    5.000%, 09/30/20.................................................          9        9,243
    4.500%, 12/15/28.................................................        960    1,087,210
Aon P.L.C.
    4.000%, 11/27/23.................................................         47       50,166
    3.500%, 06/14/24.................................................        107      112,526
    2.875%, 05/14/26................................................. EUR  1,400    1,773,550
Apache Corp.
    3.250%, 04/15/22.................................................         39       39,694
#   4.375%, 10/15/28.................................................      3,000    2,977,616
Apple, Inc.
    2.500%, 02/09/25.................................................         53       54,435
    3.250%, 02/23/26.................................................      1,000    1,065,109
    2.450%, 08/04/26.................................................        200      204,142
    3.350%, 02/09/27.................................................      2,393    2,567,982
    3.000%, 06/20/27.................................................         64       67,528
    3.000%, 11/13/27.................................................         81       85,597
    1.375%, 05/24/29................................................. EUR  8,800   10,915,702
    3.050%, 07/31/29................................................. GBP 16,156   24,178,783
Applied Materials, Inc.
    3.300%, 04/01/27.................................................         59       63,076
Archer-Daniels-Midland Co.
    2.500%, 08/11/26.................................................         58       58,838
Arconic, Inc.
    5.900%, 02/01/27.................................................      2,700    3,002,153
Arizona Public Service Co.
    3.150%, 05/15/25.................................................         71       73,964

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CONTINUED

                                                                            FACE
                                                                           AMOUNT^   VALUE+
                                                                           ------- ----------
                                                                            (000)
UNITED STATES -- (Continued)
Arrow Electronics, Inc.
     3.875%, 01/12/28.................................................      1,903  $1,967,488
Ashland LLC
     4.750%, 08/15/22.................................................        900     942,750
Assurant, Inc.
     4.000%, 03/15/23.................................................         75      78,087
AT&T, Inc.
     3.000%, 02/15/22.................................................         74      75,690
     3.550%, 06/01/24.................................................         52      54,558
     3.950%, 01/15/25.................................................        115     123,098
     3.400%, 05/15/25.................................................        253     265,161
     3.600%, 07/15/25.................................................        998   1,053,114
     1.800%, 09/05/26................................................. EUR    800     968,758
     3.800%, 02/15/27.................................................        653     698,745
     4.375%, 09/14/29................................................. GBP    500     762,101
     2.600%, 12/17/29................................................. EUR  1,463   1,904,423
Autodesk, Inc.
     3.125%, 06/15/20.................................................         31      31,163
     4.375%, 06/15/25.................................................         35      38,363
#    3.500%, 06/15/27.................................................      3,036   3,152,651
Automatic Data Processing, Inc.
     3.375%, 09/15/25.................................................        144     154,816
AutoZone, Inc.
     2.875%, 01/15/23.................................................        140     142,582
#    3.125%, 07/15/23.................................................         15      15,472
     3.250%, 04/15/25.................................................         72      75,031
#    3.125%, 04/21/26.................................................      1,187   1,231,353
Avnet, Inc.
     4.625%, 04/15/26.................................................         65      69,375
Baker Hughes a GE Co. LLC
     3.200%, 08/15/21.................................................          2       2,046
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
     3.337%, 12/15/27.................................................      2,000   2,060,600
Ball Corp.
     5.000%, 03/15/22.................................................      1,035   1,094,512
#    5.250%, 07/01/25.................................................        500     556,250
     4.875%, 03/15/26.................................................      1,500   1,627,500
Baltimore Gas & Electric Co.
#    2.400%, 08/15/26.................................................          8       8,010
Bank of America Corp.
     3.300%, 01/11/23.................................................         52      53,898
     4.000%, 04/01/24.................................................         72      77,392
     7.000%, 07/31/28................................................. GBP  1,500   2,755,354
(r)  3.419%, 12/20/28.................................................        184     192,779
Bank of New York Mellon Corp. (The)
     3.650%, 02/04/24.................................................        123     131,081
     3.000%, 02/24/25.................................................        330     345,832
     2.800%, 05/04/26.................................................         64      66,033
Baxter International, Inc.
     2.600%, 08/15/26.................................................         49      49,583

                                                                                 FACE
                                                                                AMOUNT^    VALUE+
                                                                               --------- -----------
                                                                                 (000)
UNITED STATES -- (Continued)
         1.300%, 05/15/29................................................. EUR     1,300 $ 1,501,430
Bed Bath & Beyond, Inc.
         3.749%, 08/01/24.................................................         1,907   1,892,697
Bemis Co., Inc.
(Omega)  4.500%, 10/15/21.................................................             7       7,248
Berkshire Hathaway, Inc.
         3.400%, 01/31/22.................................................            37      38,370
         3.125%, 03/15/26.................................................        13,387  14,236,479
         1.125%, 03/16/27................................................. EUR     3,748   4,434,383
         2.150%, 03/15/28................................................. EUR       700     894,593
         0.440%, 09/13/29................................................. JPY 1,230,000  11,355,176
Best Buy Co., Inc.
         4.450%, 10/01/28.................................................         5,000   5,462,187
Biogen, Inc.
         2.900%, 09/15/20.................................................           172     173,361
         4.050%, 09/15/25.................................................         1,000   1,095,919
BlackRock, Inc.
#        3.200%, 03/15/27.................................................         6,306   6,705,306
         3.250%, 04/30/29.................................................         4,000   4,295,991
Boeing Co. (The)
         8.750%, 08/15/21.................................................            11      12,243
         2.500%, 03/01/25.................................................            75      75,748
         2.600%, 10/30/25.................................................            42      42,572
Booking Holdings, Inc.
         2.375%, 09/23/24................................................. EUR     1,000   1,235,915
         3.600%, 06/01/26.................................................           108     116,558
         1.800%, 03/03/27................................................. EUR       800     988,780
         3.550%, 03/15/28.................................................         2,300   2,477,669
Boston Scientific Corp.
         4.125%, 10/01/23.................................................            17      18,164
Brinker International, Inc.
         3.875%, 05/15/23.................................................         1,500   1,500,000
Bristol-Myers Squibb Co.
         2.000%, 08/01/22.................................................            79      79,464
Brown & Brown, Inc.
         4.200%, 09/15/24.................................................            54      57,622
#        4.500%, 03/15/29.................................................         1,500   1,638,877
Brown-Forman Corp.
         1.200%, 07/07/26................................................. EUR     3,000   3,519,417
         2.600%, 07/07/28................................................. GBP     1,100   1,550,052
Buckeye Partners L.P.
         4.150%, 07/01/23.................................................            22      22,137
         3.950%, 12/01/26.................................................            87      80,363
Bunge, Ltd. Finance Corp.
         3.750%, 09/25/27.................................................         2,900   2,997,117
Burlington Northern Santa Fe LLC
         3.000%, 04/01/25.................................................            50      52,389
         7.000%, 12/15/25.................................................            10      12,686
CA, Inc.
         4.700%, 03/15/27.................................................           205     217,440
Campbell Soup Co.
         4.250%, 04/15/21.................................................            12      12,352
         2.500%, 08/02/22.................................................            23      23,168

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CONTINUED

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- ----------
                                                                                 (000)
UNITED STATES -- (Continued)
          3.300%, 03/19/25.................................................         47  $   48,199
          4.150%, 03/15/28.................................................      3,050   3,289,647
Capital One Financial Corp.
          4.750%, 07/15/21.................................................         23      24,026
          3.750%, 04/24/24.................................................         54      57,065
          3.750%, 03/09/27.................................................      1,800   1,911,919
#         3.800%, 01/31/28.................................................      3,000   3,190,344
          1.650%, 06/12/29................................................. EUR  2,800   3,244,155
Cardinal Health, Inc.
          4.625%, 12/15/20.................................................          7       7,191
          3.200%, 06/15/22.................................................         45      46,047
#         3.410%, 06/15/27.................................................      4,067   4,136,551
Caterpillar, Inc.
          2.600%, 06/26/22.................................................         30      30,489
          3.400%, 05/15/24.................................................         21      22,172
CBS Corp.
          3.375%, 03/01/22.................................................         27      27,669
          3.500%, 01/15/25.................................................         28      29,222
#         4.000%, 01/15/26.................................................        775     830,736
          2.900%, 01/15/27.................................................      3,269   3,264,560
          7.875%, 07/30/30.................................................         13      18,331
          5.500%, 05/15/33.................................................        400     486,591
Celgene Corp.
          4.000%, 08/15/23.................................................         96     102,164
          3.625%, 05/15/24.................................................         52      55,016
          3.450%, 11/15/27.................................................        600     641,440
CenterPoint Energy Resources Corp.
          4.500%, 01/15/21.................................................         18      18,421
CF Industries, Inc.
          3.450%, 06/01/23.................................................      1,048   1,063,720
Charles Schwab Corp.
          4.000%, 02/01/29.................................................      1,000   1,115,524
Charles Schwab Corp. (The)
          3.000%, 03/10/25.................................................         99     102,929
          3.200%, 03/02/27.................................................      1,000   1,049,697
Chemours Co. (The)
          5.375%, 05/15/27.................................................      1,600   1,421,744
Chevron Corp.
          2.954%, 05/16/26.................................................        133     140,063
Choice Hotels International, Inc.
          5.750%, 07/01/22.................................................        988   1,071,980
Chubb INA Holdings, Inc.
          2.700%, 03/13/23.................................................         35      35,803
          3.350%, 05/15/24.................................................         60      63,358
          1.550%, 03/15/28................................................. EUR  4,900   5,903,040
Cigna Corp.
(Omega)   3.900%, 02/15/22.................................................         56      58,083
#(Omega)  4.000%, 02/15/22.................................................          9       9,312
(Omega)   3.500%, 06/15/24.................................................         97     100,916
(Omega)   3.400%, 03/01/27.................................................        174     179,515
CIT Group, Inc.
          5.000%, 08/01/23.................................................      1,300   1,400,750

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- ----------
                                                                                 (000)
UNITED STATES -- (Continued)
          5.250%, 03/07/25.................................................      2,140  $2,356,675
Citigroup Inc.
          1.500%, 10/26/28................................................. EUR  1,900   2,288,680
Citigroup, Inc.
          4.500%, 01/14/22.................................................         17      17,876
          3.875%, 10/25/23.................................................         33      35,030
          3.750%, 06/16/24.................................................         30      31,870
          3.300%, 04/27/25.................................................         90      94,307
          5.150%, 05/21/26................................................. GBP  1,323   2,083,284
CME Group, Inc.
          3.000%, 03/15/25.................................................         33      34,700
CMS Energy Corp.
          3.875%, 03/01/24.................................................         20      21,092
          3.600%, 11/15/25.................................................         37      38,894
          3.000%, 05/15/26.................................................         58      59,678
CNA Financial Corp.
          5.750%, 08/15/21.................................................         49      52,115
          4.500%, 03/01/26.................................................         75      83,057
CNO Financial Group, Inc.
#         5.250%, 05/30/25.................................................      2,220   2,430,900
#         5.250%, 05/30/29.................................................      2,000   2,205,740
Coca Cola Co.
          1.875%, 09/22/26................................................. EUR  1,400   1,754,205
Coca-Cola Co. (The)
#         2.250%, 09/01/26.................................................        147     148,611
          2.900%, 05/25/27.................................................        275     290,085
Colgate-Palmolive Co.
          1.375%, 03/06/34................................................. EUR  2,000   2,456,336
Comcast Corp.
          3.375%, 08/15/25.................................................         49      52,206
          3.150%, 03/01/26.................................................        102     107,674
          4.250%, 01/15/33.................................................      1,500   1,733,737
Comerica, Inc.
          4.000%, 02/01/29.................................................      2,800   3,106,101
ConocoPhillips Co.
#         4.950%, 03/15/26.................................................        173     199,312
ConocoPhillips Holding Co.
          6.950%, 04/15/29.................................................        800   1,087,955
Consolidated Edison Co. of New York, Inc.
          3.300%, 12/01/24.................................................         15      15,738
Constellation Brands, Inc.
          3.500%, 05/09/27.................................................      3,000   3,158,856
Continental Resources, Inc.
#         4.500%, 04/15/23.................................................        800     832,992
Corning, Inc.
          3.700%, 11/15/23.................................................         32      33,518
Cox Communications, Inc.
(Omega)   3.850%, 02/01/25.................................................         79      83,945
#(Omega)  3.500%, 08/15/27.................................................        800     844,959
CSX Corp.
          4.250%, 06/01/21.................................................          9       9,256
CVS Health Corp.
          2.800%, 07/20/20.................................................         22      22,104

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CONTINUED

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- ----------
                                                                                (000)
UNITED STATES -- (Continued)
#   2.125%, 06/01/21......................................................         15  $   15,030
    3.375%, 08/12/24......................................................        174     181,322
    3.875%, 07/20/25......................................................      1,985   2,110,533
    3.250%, 08/15/29......................................................      1,000   1,007,445
Danaher Corp.
#   3.350%, 09/15/25......................................................        917     970,018
Darden Restaurants, Inc.
    3.850%, 05/01/27......................................................      4,000   4,213,846
DCP Midstream Operating LP
    5.375%, 07/15/25......................................................      3,100   3,262,750
Deere & Co.
#   5.375%, 10/16/29......................................................          5       6,277
DH Europe Finance SA
    1.200%, 06/30/27...................................................... EUR  1,300   1,536,120
Discover Bank
    4.650%, 09/13/28......................................................      2,000   2,247,835
Discovery Communications LLC
#   3.300%, 05/15/22......................................................         16      16,426
    3.500%, 06/15/22......................................................         90      92,713
    3.250%, 04/01/23......................................................          7       7,204
#   3.900%, 11/15/24......................................................         63      66,716
    3.450%, 03/15/25......................................................         66      68,416
    1.900%, 03/19/27...................................................... EUR  5,700   6,729,474
Dollar General Corp.
    3.250%, 04/15/23......................................................         79      81,928
    4.150%, 11/01/25......................................................         13      14,178
#   4.125%, 05/01/28......................................................      2,000   2,217,751
Dollar Tree, Inc.
    4.200%, 05/15/28......................................................      3,600   3,909,932
Dominion Energy Gas Holdings LLC
    2.800%, 11/15/20......................................................         84      84,652
Dominion Energy, Inc.
    3.900%, 10/01/25......................................................        117     126,018
Dover Corp.
    1.250%, 11/09/26...................................................... EUR  3,100   3,604,024
Dow Chemical Co. (The)
    3.000%, 11/15/22......................................................         31      31,740
#   3.500%, 10/01/24......................................................         87      91,160
DTE Energy Co.
    3.850%, 12/01/23......................................................         11      11,626
    2.850%, 10/01/26......................................................        500     507,681
Duke Energy Corp.
    3.050%, 08/15/22......................................................        131     134,509
    3.750%, 04/15/24......................................................         67      71,201
DXC Technology Co.
    4.450%, 09/18/22                                                               37      38,718
E*TRADE Financial Corp.
    4.500%, 06/20/28......................................................      3,297   3,594,256
Eastman Chemical Co.
    2.700%, 01/15/20......................................................          3       3,002
    3.600%, 08/15/22......................................................          3       3,100
    3.800%, 03/15/25......................................................         51      53,395

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- ----------
                                                                                (000)
UNITED STATES -- (Continued)
         1.875%, 11/23/26................................................. EUR  5,000  $6,048,103
Eaton Vance Corp.
         3.500%, 04/06/27.................................................        517     546,181
eBay, Inc.
         2.600%, 07/15/22.................................................         31      31,323
#        3.600%, 06/05/27.................................................      2,215   2,314,040
Ecolab, Inc.
         2.700%, 11/01/26.................................................         52      53,650
Edgewell Personal Care Co.
         4.700%, 05/24/22.................................................      1,185   1,223,512
Edison International
         4.125%, 03/15/28.................................................        795     790,870
EMC Corp.
         3.375%, 06/01/23.................................................      1,255   1,261,275
Emerson Electric Co.
#        3.150%, 06/01/25.................................................         62      64,982
Energy Transfer Operating L.P.
         4.750%, 01/15/26.................................................      2,567   2,780,813
EnLink Midstream Partners L.P.
         4.150%, 06/01/25.................................................        500     451,185
         4.850%, 07/15/26.................................................      3,176   2,906,040
Enterprise Products Operating LLC
         5.200%, 09/01/20.................................................          6       6,156
         3.900%, 02/15/24.................................................         24      25,566
         3.700%, 02/15/26.................................................         62      65,908
EOG Resources, Inc.
         4.100%, 02/01/21.................................................         20      20,545
         3.150%, 04/01/25.................................................         79      82,955
EQT Corp.
#        3.900%, 10/01/27.................................................      1,500   1,323,445
Equifax, Inc.
         3.250%, 06/01/26.................................................        900     910,736
ERAC USA Finance LLC
(Omega)  3.850%, 11/15/24.................................................      1,388   1,482,021
Evergy, Inc.
#        4.850%, 06/01/21.................................................         29      30,048
Eversource Energy
         2.800%, 05/01/23.................................................         55      55,887
Exelon Corp.
         2.450%, 04/15/21.................................................         15      15,099
         3.950%, 06/15/25.................................................         27      29,250
         3.400%, 04/15/26.................................................      1,225   1,288,642
Exelon Generation Co. LLC
#        2.950%, 01/15/20.................................................         10      10,006
Exxon Mobil Corp.
#        3.043%, 03/01/26.................................................      2,750   2,905,000
         2.440%, 08/16/29.................................................      7,300   7,363,506
FedEx Corp.
         2.625%, 08/01/22.................................................         51      51,708
         4.000%, 01/15/24.................................................         99     105,799
         3.200%, 02/01/25.................................................         44      45,711

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CONTINUED

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- ----------
                                                                                (000)
UNITED STATES -- (Continued)
    1.625%, 01/11/27...................................................... EUR  2,000  $2,364,748
    4.900%, 01/15/34......................................................      1,300   1,498,868
Fidelity National Information Services, Inc.
    2.250%, 08/15/21......................................................         45      45,155
    5.000%, 10/15/25......................................................         35      40,015
    2.000%, 05/21/30...................................................... EUR  3,000   3,693,719
FirstEnergy Corp.
    7.375%, 11/15/31......................................................        750   1,066,954
Fiserv, Inc.
    1.625%, 07/01/30...................................................... EUR  6,000   7,110,276
Fluor Corp.
#   4.250%, 09/15/28......................................................      5,885   5,830,229
Freeport-McMoRan, Inc.
#   4.550%, 11/14/24......................................................      3,809   3,961,360
Gap, Inc. (The)
    5.950%, 04/12/21......................................................        315     328,362
GATX Corp.
    3.250%, 03/30/25......................................................         60      61,457
    3.250%, 09/15/26......................................................         32      32,658
General Electric Co.
    0.375%, 05/17/22...................................................... EUR    135     150,207
    3.375%, 03/11/24......................................................         37      38,223
    0.875%, 05/17/25...................................................... EUR    500     557,310
    6.750%, 03/15/32......................................................        221     281,508
General Mills, Inc.
#   3.150%, 12/15/21......................................................          9       9,200
#   3.200%, 02/10/27......................................................      1,007   1,064,687
    1.500%, 04/27/27...................................................... EUR  2,000   2,343,967
General Motors Financial Co., Inc.
    2.250%, 09/06/24...................................................... GBP    950   1,229,133
    5.250%, 03/01/26......................................................        208     225,655
    4.350%, 01/17/27......................................................         58      59,817
Georgia Power Co.
    3.250%, 03/30/27......................................................        154     160,581
Gilead Sciences, Inc.
    4.400%, 12/01/21......................................................         17      17,752
    3.700%, 04/01/24......................................................        124     131,766
    3.650%, 03/01/26......................................................        757     813,295
Global Payments, Inc.
    4.800%, 04/01/26......................................................         69      77,521
Goldman Sachs Group Inc(The)
    4.250%, 01/29/26...................................................... GBP  2,300   3,376,626
Goldman Sachs Group, Inc. (The)
    5.250%, 07/27/21......................................................         26      27,409
    4.000%, 03/03/24......................................................        250     267,047
    3.750%, 05/22/25......................................................         87      92,289
    1.625%, 07/27/26...................................................... EUR  1,175   1,402,868
    2.000%, 03/22/28...................................................... EUR  2,000   2,455,453
    6.125%, 02/15/33......................................................      2,000   2,684,679

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- ----------
                                                                                 (000)
UNITED STATES -- (Continued)
Goodyear Tire & Rubber Co. (The)
#         4.875%, 03/15/27.................................................      2,739  $2,752,695
Graphic Packaging International LLC
#         4.125%, 08/15/24.................................................        922     959,894
Graphic Packaging International, LLC
(Omega)   4.750%, 07/15/27.................................................      1,000   1,057,500
Halliburton Co.
          3.500%, 08/01/23.................................................         75      77,957
          3.800%, 11/15/25.................................................      2,029   2,137,783
Hanesbrands, Inc.
#(Omega)  4.875%, 05/15/26.................................................      3,800   4,018,500
Harley-Davidson, Inc.
          3.500%, 07/28/25.................................................         42      43,818
Hasbro, Inc.
          3.500%, 09/15/27.................................................      3,562   3,643,380
HCA Inc.
          5.375%, 02/01/25.................................................      3,055   3,356,681
Hewlett Packard Enterprise Co.
          4.900%, 10/15/25.................................................         35      39,137
Honeywell International, Inc.
          2.500%, 11/01/26.................................................        102     104,356
          2.250%, 02/22/28................................................. EUR  3,905   5,065,934
Hormel Foods Corp.
          4.125%, 04/15/21.................................................         17      17,491
Humana, Inc.
          3.850%, 10/01/24.................................................         91      96,509
Huntington Bancshares, Inc.
          3.150%, 03/14/21.................................................         18      18,252
          2.300%, 01/14/22.................................................         38      38,216
Hyatt Hotels Corp.
#         3.375%, 07/15/23.................................................         23      23,842
          4.375%, 09/15/28.................................................      3,300   3,609,731
Illinois Tool Works, Inc.
          3.500%, 03/01/24.................................................         75      79,562
Intel Corp.
          2.700%, 12/15/22.................................................         11      11,304
Intercontinental Exchange, Inc.
          3.750%, 12/01/25.................................................      1,000   1,082,300
International Business Machines Corp.
          3.625%, 02/12/24.................................................        112     118,882
          3.300%, 01/27/27.................................................        306     324,646
          1.750%, 03/07/28................................................. EUR  1,000   1,245,455
#         3.500%, 05/15/29.................................................        800     859,988
International Paper Co.
#         3.650%, 06/15/24.................................................         92      97,080
          3.800%, 01/15/26.................................................         12      12,816

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CONTINUED

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- ----------
                                                                                 (000)
UNITED STATES -- (Continued)
Interpublic Group of Cos., Inc. (The)
          4.200%, 04/15/24.................................................        546  $  586,920
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
          4.850%, 01/15/27.................................................         57      61,391
JM Smucker Co. (The)
          3.500%, 03/15/25.................................................         58      61,168
John Deere Capital Corp.
#         3.350%, 06/12/24.................................................        672     712,273
Johnson & Johnson
          2.450%, 03/01/26.................................................         38      38,920
Johnson Controls International P.L.C.
          3.625%, 07/02/24.................................................         11      11,580
JPMorgan Chase & Co.
          3.625%, 05/13/24.................................................        142     151,032
          3.900%, 07/15/25.................................................        129     139,048
          3.300%, 04/01/26.................................................      2,000   2,105,298
Juniper Networks, Inc.
          4.500%, 03/15/24.................................................         49      52,923
#         3.750%, 08/15/29.................................................      4,000   4,064,518
Kellogg Co.
          1.250%, 03/10/25................................................. EUR    500     586,528
          3.250%, 04/01/26.................................................        661     689,435
          7.450%, 04/01/31.................................................         61      84,934
Keurig Dr Pepper, Inc.
#         3.400%, 11/15/25.................................................         20      20,939
Kimberly-Clark Corp.
          2.400%, 06/01/23.................................................         22      22,460
Kohl's Corp.
          4.750%, 12/15/23.................................................         17      18,257
Kraft Heinz Foods Co.
          3.950%, 07/15/25.................................................      2,212   2,330,481
          4.125%, 07/01/27................................................. GBP  1,600   2,265,951
          2.250%, 05/25/28................................................. EUR  1,000   1,190,614
Kroger Co.
          3.700%, 08/01/27.................................................      3,394   3,613,039
Kroger Co. (The)
#         3.850%, 08/01/23.................................................         39      41,202
#         7.500%, 04/01/31.................................................         90     125,180
L Brands, Inc.
          6.694%, 01/15/27.................................................        950     935,750
L3Harris Technologies, Inc.
          2.700%, 04/27/20.................................................          6       6,010
#(Omega)  3.950%, 05/28/24.................................................         29      30,932
Laboratory Corp. of America Holdings
          4.000%, 11/01/23.................................................         45      47,781
Lam Research Corp.
          3.800%, 03/15/25.................................................      1,000   1,072,090
Lazard Group LLC
          4.500%, 09/19/28.................................................      1,800   1,976,095

                                                                                  FACE
                                                                                 AMOUNT^   VALUE+
                                                                                 ------- ----------
                                                                                  (000)
UNITED STATES -- (Continued)
Lear Corp.
         3.800%, 09/15/27...................................................      3,600  $3,646,003
Legg Mason, Inc.
         3.950%, 07/15/24...................................................         55      58,410
         4.750%, 03/15/26...................................................         23      25,271
Leggett & Platt, Inc.
#        4.400%, 03/15/29...................................................      5,000   5,441,924
Lennar Corp.
         4.750%, 05/30/25...................................................      1,965   2,102,550
Liberty Mutual Group, Inc.
         2.750%, 05/04/26................................................... EUR  5,200   6,509,356
(Omega)  4.569%, 02/01/29...................................................         78      88,143
Lincoln National Corp.
#        3.050%, 01/15/30...................................................      2,300   2,323,361
Lockheed Martin Corp.
         2.900%, 03/01/25...................................................        552     576,649
         3.550%, 01/15/26...................................................         56      60,518
Loews Corp.
         2.625%, 05/15/23...................................................         44      44,852
         3.750%, 04/01/26...................................................        125     134,864
Lowe's Cos., Inc.
#        3.120%, 04/15/22...................................................          3       3,071
         3.375%, 09/15/25...................................................         61      64,641
LYB International Finance II BV
#        3.500%, 03/02/27...................................................      2,035   2,120,376
         1.625%, 09/17/31................................................... EUR  4,000   4,565,875
LyondellBasell Industries NV
         5.750%, 04/15/24...................................................      1,400   1,581,167
Macy's Retail Holdings, Inc.
#        3.625%, 06/01/24...................................................        750     753,606
Magellan Midstream Partners L.P.
         4.250%, 02/01/21...................................................         18      18,493
Marathon Petroleum Corp.
         3.625%, 09/15/24...................................................         96     101,315
Markel Corp.
         3.350%, 09/17/29...................................................      4,300   4,392,532
Marriott International, Inc.
         2.875%, 03/01/21...................................................         12      12,134
Marsh & McLennan Cos., Inc.
         3.500%, 06/03/24...................................................         97     102,064
         3.500%, 03/10/25...................................................        700     740,105
         1.349%, 09/21/26................................................... EUR  6,000   7,050,371
Maxim Integrated Products, Inc.
         3.450%, 06/15/27...................................................         69      70,992
McDonald's Corp.
         2.200%, 05/26/20...................................................          9       9,013
         3.500%, 07/15/20...................................................         57      57,628
         2.625%, 01/15/22...................................................         22      22,373
         2.875%, 12/17/25................................................... EUR    600     776,147
         1.500%, 11/28/29................................................... EUR  1,000   1,219,732
         5.875%, 04/23/32................................................... GBP    750   1,385,489

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CONTINUED

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- ----------
                                                                           (000)
UNITED STATES -- (Continued)
McKesson Corp.
    3.796%, 03/15/24.................................................         51  $   53,530
#   3.950%, 02/16/28.................................................      3,050   3,237,581
    3.125%, 02/17/29................................................. GBP  4,420   5,972,737
    4.750%, 05/30/29.................................................      1,000   1,121,985
Medtronic, Inc.
    3.500%, 03/15/25.................................................         11      11,825
Merck & Co., Inc.
    2.750%, 02/10/25.................................................        136     141,150
Meritage Homes Corp.
    7.000%, 04/01/22.................................................        272     297,160
#   6.000%, 06/01/25.................................................      2,688   3,003,840
MetLife, Inc.
    3.600%, 04/10/24.................................................        189     200,916
    3.000%, 03/01/25.................................................      1,500   1,565,978
    6.500%, 12/15/32.................................................        281     393,396
MGIC Investment Corp.
    5.750%, 08/15/23.................................................        500     549,375
MGM Resorts International
    7.750%, 03/15/22.................................................      1,100   1,232,000
    5.750%, 06/15/25.................................................      2,120   2,353,200
    4.625%, 09/01/26.................................................        105     109,988
Microsoft Corp.
#   3.300%, 02/06/27.................................................      3,400   3,680,383
Molson Coors Brewing Co.
    3.500%, 05/01/22.................................................         33      33,983
    1.250%, 07/15/24................................................. EUR  1,200   1,385,187
    3.000%, 07/15/26.................................................         87      88,039
Mondelez International, Inc.
    1.625%, 03/08/27................................................. EUR  2,500   3,002,554
Morgan Stanley
    5.500%, 07/28/21.................................................         10      10,584
    3.875%, 04/29/24.................................................        140     149,283
    3.875%, 01/27/26.................................................      1,095   1,181,940
    1.375%, 10/27/26................................................. EUR  2,550   3,017,141
    1.875%, 04/27/27................................................. EUR  1,856   2,279,273
Mosaic Co. (The)
    4.250%, 11/15/23.................................................         46      49,000
#   4.050%, 11/15/27.................................................      4,000   4,228,789
Motorola Solutions, Inc.
#   3.750%, 05/15/22.................................................         21      21,825
    3.500%, 03/01/23.................................................         37      38,329
    4.600%, 05/23/29.................................................      2,300   2,529,833
MPLX L.P.
#   4.125%, 03/01/27.................................................      2,289   2,403,853
    4.000%, 03/15/28.................................................      1,500   1,558,751
Murphy Oil Corp.
#   4.000%, 06/01/22.................................................      1,100   1,108,250
Mylan NV
    2.250%, 11/22/24................................................. EUR  1,000   1,186,367
    3.950%, 06/15/26.................................................        173     179,609
    3.125%, 11/22/28................................................. EUR  3,400   4,288,280
Mylan, Inc.
    4.200%, 11/29/23.................................................         52      54,469

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- ----------
                                                                                 (000)
UNITED STATES -- (Continued)
Nasdaq, Inc.
          4.250%, 06/01/24.................................................         33  $   35,671
          1.750%, 03/28/29................................................. EUR  5,924   7,129,044
National Oilwell Varco, Inc.
          2.600%, 12/01/22.................................................         94      94,755
National Rural Utilities Cooperative Finance Corp.
          8.000%, 03/01/32.................................................         32      48,036
NetApp, Inc.
          3.250%, 12/15/22.................................................         13      13,256
#         3.300%, 09/29/24.................................................      1,800   1,851,510
Netflix, Inc.
#         4.375%, 11/15/26.................................................        500     508,900
          4.875%, 04/15/28.................................................      2,040   2,107,912
          5.875%, 11/15/28.................................................      1,000   1,101,250
Newell Brands, Inc.
          4.000%, 06/15/22.................................................         76      78,115
Newmont Goldcorp Corp.
          3.625%, 06/09/21.................................................         46      47,060
NextEra Energy Capital Holdings, Inc.
          4.500%, 06/01/21.................................................         10      10,328
          3.550%, 05/01/27.................................................        684     728,683
NextEra Energy Operating Partners L.P.
#(Omega)  4.500%, 09/15/27.................................................      2,200   2,244,000
NiSource, Inc.
          3.850%, 02/15/23.................................................         27      28,141
Noble Energy, Inc.
          3.900%, 11/15/24.................................................         18      18,967
#         3.850%, 01/15/28.................................................      1,000   1,038,775
Nordstrom, Inc.
          4.750%, 05/01/20.................................................         16      16,186
          4.000%, 10/15/21.................................................         11      11,271
#         4.000%, 03/15/27.................................................      4,148   4,316,310
Norfolk Southern Corp.
          2.900%, 06/15/26.................................................        526     544,181
Northrop Grumman Corp.
          3.250%, 08/01/23.................................................         12      12,519
NuStar Logistics L.P.
          4.750%, 02/01/22.................................................        500     507,500
          5.625%, 04/28/27.................................................      2,867   2,981,680
Nuveen Finance LLC
(Omega)   4.125%, 11/01/24.................................................         32      34,751
Occidental Petroleum Corp.
          2.700%, 02/15/23.................................................          5       5,038
          3.400%, 04/15/26.................................................         85      86,518
          3.000%, 02/15/27.................................................      5,376   5,328,581
Ohio Power Co.
          5.375%, 10/01/21.................................................         27      28,727
Omnicom Group, Inc. / Omnicom Capital, Inc.
          3.650%, 11/01/24.................................................      2,038   2,153,503

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED


                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- ----------
                                                                           (000)
UNITED STATES -- (Continued)
ONEOK, Inc.
    4.000%, 07/13/27.................................................         77  $   81,234
Oracle Corp.
#   2.500%, 10/15/22.................................................         22      22,404
    2.950%, 05/15/25.................................................        325     338,069
#   2.650%, 07/15/26.................................................      2,078   2,132,465
#   3.250%, 11/15/27.................................................      5,256   5,600,097
O'Reilly Automotive, Inc.
    3.600%, 09/01/27.................................................      2,200   2,351,809
Packaging Corp. of America
    4.500%, 11/01/23.................................................         45      48,264
Parker-Hannifin Corp.
    3.300%, 11/21/24.................................................         71      74,454
    3.250%, 06/14/29.................................................      1,000   1,049,149
PepsiCo, Inc.
    2.750%, 03/05/22.................................................         33      33,807
    2.750%, 03/01/23.................................................         52      53,701
    0.875%, 07/18/28................................................. EUR  1,500   1,761,950
PerkinElmer, Inc.
#   3.300%, 09/15/29.................................................        600     601,917
Perrigo Finance Unlimited Co.
    4.375%, 03/15/26.................................................      2,500   2,586,069
Pfizer, Inc.
    3.450%, 03/15/29.................................................      6,000   6,546,491
Philip Morris International, Inc.
    3.250%, 11/10/24.................................................         68      71,316
    2.875%, 05/14/29................................................. EUR  2,650   3,476,352
    0.800%, 08/01/31................................................. EUR  3,200   3,401,682
Phillips 66
    4.300%, 04/01/22.................................................         49      51,774
Phillips 66 Partners L.P.
    3.550%, 10/01/26.................................................        752     785,592
#   3.750%, 03/01/28.................................................        700     735,097
Plains All American Pipeline L.P. / PAA Finance Corp.
    4.650%, 10/15/25.................................................        800     855,005
PNC Financial Services Group, Inc. (The)
    4.375%, 08/11/20.................................................          3       3,058
#   3.300%, 03/08/22.................................................          9       9,275
    3.150%, 05/19/27.................................................      1,000   1,056,404
PolyOne Corp.
    5.250%, 03/15/23.................................................      1,170   1,262,137
PPG Industries, Inc.
    1.400%, 03/13/27................................................. EUR  1,800   2,112,574
#   3.750%, 03/15/28.................................................      2,750   3,000,493
    2.800%, 08/15/29.................................................        947     951,568
Principal Financial Group, Inc.
    3.125%, 05/15/23.................................................         52      53,681
    3.100%, 11/15/26.................................................         53      54,988
Procter & Gamble Co. (The)
    2.450%, 11/03/26.................................................         13      13,398
#   2.850%, 08/11/27.................................................        150     159,797
    1.200%, 10/30/28................................................. EUR  6,160   7,482,371

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                 (000)
UNITED STATES -- (Continued)
          1.800%, 05/03/29................................................. GBP  9,800  $13,349,820
          1.250%, 10/25/29................................................. EUR  1,000    1,218,061
Proctor + Gamble Co. Ltd.
          6.250%, 01/31/30................................................. GBP    563    1,060,500
Progress Energy, Inc.
          4.875%, 12/01/19.................................................          6        6,013
          4.400%, 01/15/21.................................................         27       27,612
          7.750%, 03/01/31.................................................        500      714,963
          7.000%, 10/30/31.................................................        630      870,604
Progressive Corp.
          2.450%, 01/15/27.................................................        500      506,529
Progressive Corp. (The)
#         3.750%, 08/23/21.................................................         51       52,745
Prudential Financial, Inc.
#         3.500%, 05/15/24.................................................      1,712    1,820,688
PSEG Power LLC
          5.125%, 04/15/20.................................................         26       26,363
          4.300%, 11/15/23.................................................         68       72,322
Puget Energy, Inc.
          6.000%, 09/01/21.................................................         92       98,176
PulteGroup, Inc.
          5.000%, 01/15/27.................................................      2,500    2,734,375
QUALCOMM, Inc.
          3.450%, 05/20/25.................................................      1,631    1,729,704
          3.250%, 05/20/27.................................................      2,800    2,946,972
Quest Diagnostics, Inc.
          3.500%, 03/30/25.................................................          4        4,214
#         4.200%, 06/30/29.................................................        925    1,023,253
Radian Group, Inc.
#         4.500%, 10/01/24.................................................      2,700    2,824,875
Reinsurance Group of America, Inc.
          5.000%, 06/01/21.................................................         11       11,484
          4.700%, 09/15/23.................................................         45       49,002
          3.950%, 09/15/26.................................................        111      117,342
Republic Services, Inc.
          3.550%, 06/01/22.................................................         52       54,041
Rockwell Automation, Inc.
          2.875%, 03/01/25.................................................         67       69,447
Roper Technologies, Inc.
          3.000%, 12/15/20.................................................         15       15,158
Royal Caribbean Cruises, Ltd.
          3.700%, 03/15/28.................................................      1,000    1,035,675
SCANA Corp.
          4.125%, 02/01/22.................................................         11       11,354
Sealed Air Corp.
(Omega)   4.875%, 12/01/22.................................................      1,180    1,249,325
#(Omega)  5.125%, 12/01/24.................................................      1,817    1,957,817
#(Omega)  5.500%, 09/15/25.................................................        100      109,000
Sempra Energy
          4.050%, 12/01/23.................................................         49       51,873
          3.550%, 06/15/24.................................................         76       78,808
Sensata Technologies BV
(Omega)   5.000%, 10/01/25.................................................      3,886    4,187,942

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED


                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- ----------
                                                                           (000)
UNITED STATES -- (Continued)
Sherwin-Williams Co. (The)
#   3.450%, 08/01/25.................................................         53  $   56,031
    2.950%, 08/15/29.................................................      3,000   3,026,880
Sky Ltd.
    2.500%, 09/15/26................................................. EUR  2,000   2,559,042
Southern Co. (The)
    3.250%, 07/01/26.................................................        556     580,062
Southern Power Co.
    4.150%, 12/01/25.................................................      1,017   1,112,626
    1.850%, 06/20/26................................................. EUR  1,200   1,469,091
Southwest Airlines Co.
    2.650%, 11/05/20.................................................         60      60,443
    3.000%, 11/15/26.................................................        107     109,719
Spirit AeroSystems, Inc.
#   4.600%, 06/15/28.................................................      3,500   3,776,729
Springleaf Finance Corp.
    6.875%, 03/15/25.................................................      3,500   3,963,750
State Street Corp.
#   3.300%, 12/16/24.................................................        163     172,345
    3.550%, 08/18/25.................................................         96     103,619
Steelcase Inc.
    5.125%, 01/18/29.................................................      1,052   1,191,345
Stryker Corp.
    3.375%, 05/15/24.................................................          6       6,312
    3.375%, 11/01/25.................................................        109     116,109
    2.125%, 11/30/27................................................. EUR  4,709   5,990,160
Sysco Corp.
    2.600%, 10/01/20.................................................         35      35,208
    3.300%, 07/15/26.................................................         23      24,282
Tapestry, Inc.
    4.250%, 04/01/25.................................................      1,196   1,257,376
Target Corp.
    2.500%, 04/15/26.................................................         52      53,497
TC PipeLines L.P.
    3.900%, 05/25/27.................................................      2,000   2,101,185
TD Ameritrade Holding Corp.
    2.950%, 04/01/22.................................................         21      21,466
    3.625%, 04/01/25.................................................         86      91,304
#   2.750%, 10/01/29.................................................      2,000   2,008,502
Thermo Fisher Scientific, Inc.
    2.000%, 04/15/25................................................. EUR  1,000   1,217,814
    1.450%, 03/16/27................................................. EUR  1,000   1,195,327
    1.375%, 09/12/28................................................. EUR  1,315   1,569,869
TJX Cos., Inc. (The)
#   2.250%, 09/15/26.................................................        600     602,079
Toll Brothers Finance Corp.
#   4.875%, 03/15/27.................................................      1,800   1,955,250
    4.350%, 02/15/28.................................................        800     831,750
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
#   5.875%, 06/15/24.................................................      1,300   1,400,750
Trimble, Inc.
    4.900%, 06/15/28.................................................        500     546,582

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- ----------
                                                                           (000)
UNITED STATES -- (Continued)
TWDC Enterprises 18 Corp.
#   3.150%, 09/17/25.................................................         75  $   79,874
Tyson Foods, Inc.
    4.500%, 06/15/22.................................................         65      68,835
Under Armour, Inc.
    3.250%, 06/15/26.................................................      3,750   3,624,674
Union Pacific Corp.
    2.750%, 04/15/23.................................................          7       7,156
    3.250%, 01/15/25.................................................        111     116,313
United Continental Holdings Inc.
#   4.875%, 01/15/25.................................................      1,000   1,049,600
United Continental Holdings, Inc.
#   4.250%, 10/01/22.................................................      1,400   1,445,808
United Technologies Corp.
    3.100%, 06/01/22.................................................          2       2,061
    7.500%, 09/15/29.................................................          7       9,895
UnitedHealth Group, Inc.
    2.750%, 02/15/23.................................................        101     103,347
    3.750%, 07/15/25.................................................        137     148,589
Unum Group
    4.000%, 03/15/24.................................................        734     779,306
    3.875%, 11/05/25.................................................         23      24,392
#   4.000%, 06/15/29.................................................      5,100   5,359,037
US Bancorp
    2.350%, 01/29/21.................................................          9       9,058
Valero Energy Corp.
    3.400%, 09/15/26.................................................      1,046   1,084,589
VeriSign, Inc.
    5.250%, 04/01/25.................................................      2,307   2,526,165
Verizon Communications, Inc.
    3.376%, 02/15/25.................................................         26      27,597
    2.625%, 08/15/26.................................................         24      24,517
    1.375%, 10/27/26................................................. EUR  1,500   1,793,054
    1.375%, 11/02/28................................................. EUR  2,000   2,395,441
    4.016%, 12/03/29.................................................        183     204,561
    2.625%, 12/01/31................................................. EUR  2,500   3,372,387
Viacom, Inc.
    4.500%, 03/01/21.................................................         22      22,696
    4.250%, 09/01/23.................................................          7       7,438
    3.875%, 04/01/24.................................................         57      59,932
Visa, Inc.
    3.150%, 12/14/25.................................................      1,970   2,106,339
VMware, Inc.
    3.900%, 08/21/27.................................................      3,121   3,221,601
WAL MART, Inc.
    5.625%, 03/27/34................................................. GBP  2,500   4,909,772
Walgreens Boots Alliance, Inc.
    3.450%, 06/01/26.................................................      3,035   3,141,478
    2.125%, 11/20/26................................................. EUR  2,700   3,255,737
Walmart, Inc.
    3.700%, 06/26/28.................................................      3,000   3,333,603
    4.875%, 09/21/29................................................. EUR  5,166   8,291,873

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED


                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- ----------
                                                                                (000)
UNITED STATES -- (Continued)
         5.750%, 12/19/30................................................. GBP  3,919  $7,400,387
Walt Disney Co. (The)
(Omega)  3.700%, 09/15/24.................................................        168     180,329
Waste Management, Inc.
         4.600%, 03/01/21.................................................         21      21,626
         3.500%, 05/15/24.................................................         58      61,280
         3.125%, 03/01/25.................................................         40      41,907
WEC Energy Group, Inc.
         2.450%, 06/15/20.................................................         19      19,044
         3.550%, 06/15/25.................................................         52      55,559
Wells Fargo & Co.
#        2.600%, 07/22/20.................................................          3       3,013
         3.500%, 03/08/22.................................................        102     105,323
         3.000%, 02/19/25.................................................        190     195,406
         3.000%, 04/22/26.................................................         32      32,841
         2.000%, 04/27/26................................................. EUR    800     982,163
         2.975%, 05/19/26................................................. CAD  3,000   2,308,800
         1.375%, 10/26/26................................................. EUR    500     592,268
         1.000%, 02/02/27................................................. EUR    800     925,092
         4.150%, 01/24/29.................................................      1,000   1,110,791
         2.500%, 05/02/29................................................. GBP    750   1,017,825
Western Digital Corp.
#        4.750%, 02/15/26.................................................      3,695   3,764,281
Western Gas Partners L.P.
         4.000%, 07/01/22.................................................      2,200   2,234,599
Western Power Distribution South West P.L.C.
         5.875%, 03/25/27................................................. GBP    900   1,494,027
         2.375%, 05/16/29................................................. GBP  1,300   1,754,755
Western Union Co. (The)
         5.253%, 04/01/20.................................................         27      27,283
Westlake Chemical Corp.
         1.625%, 07/17/29................................................. EUR  4,000   4,499,060
WestRock MWV LLC
         8.200%, 01/15/30.................................................        180     249,232
Whirlpool Corp.
         4.700%, 06/01/22.................................................         22      23,374
         3.700%, 05/01/25.................................................        145     153,045
         4.750%, 02/26/29.................................................      1,000   1,125,763
Whirlpool Finance Luxembourg Sarl
         1.250%, 11/02/26................................................. EUR  1,200   1,411,568
         1.100%, 11/09/27................................................. EUR    500     578,718
Williams Cos., Inc. (The)
         7.875%, 09/01/21.................................................        498     547,021
         3.700%, 01/15/23.................................................        100     103,498
         4.000%, 09/15/25.................................................        136     144,365
         3.750%, 06/15/27.................................................         16      16,659
Wisconsin Electric Power Co.
         3.100%, 06/01/25.................................................         37      38,643
WR Grace & Co-Conn
(Omega)  5.125%, 10/01/21.................................................      1,010   1,047,875
WRKCo, Inc.
         4.200%, 06/01/32.................................................      2,600   2,885,656

                                                                                             FACE
                                                                                            AMOUNT^     VALUE+
                                                                                            ------- --------------
                                                                                             (000)
UNITED STATES -- (Continued)
Wyndham Destinations, Inc.
    3.900%, 03/01/23.....................................................................    1,088  $    1,096,160
Xerox Corp.
    4.070%, 03/17/22.....................................................................       13          13,228
    3.800%, 05/15/24.....................................................................       50          50,250
Xilinx, Inc.
    3.000%, 03/15/21.....................................................................       11          11,137
Zimmer Biomet Holdings, Inc.
#   3.550%, 04/01/25.....................................................................      731         773,282
Zoetis, Inc.
    3.000%, 09/12/27.....................................................................       62          63,860
                                                                                                    --------------
TOTAL UNITED STATES......................................................................              780,599,652
                                                                                                    --------------
TOTAL BONDS..............................................................................            1,491,013,160
                                                                                                    --------------
AGENCY OBLIGATIONS -- (0.3%)
Federal Farm Credit Bank
    4.670%, 05/07/20.....................................................................       19          19,299
    5.350%, 08/07/20.....................................................................       23          23,658
    3.650%, 12/21/20.....................................................................      152         155,241
    5.250%, 03/02/21.....................................................................       21          21,982
    5.220%, 02/22/22.....................................................................       17          18,398
    5.210%, 12/19/22.....................................................................       73          81,276
    4.800%, 02/13/23.....................................................................        7           7,740
    5.250%, 03/06/23.....................................................................       21          23,568
    5.220%, 05/15/23.....................................................................      166         187,203
    2.630%, 08/03/26.....................................................................       67          71,000
    5.770%, 01/05/27.....................................................................       22          27,992
Federal Home Loan Bank
    3.000%, 03/18/20.....................................................................       65          65,347
    2.875%, 09/11/20.....................................................................       50          50,556
    4.625%, 09/11/20.....................................................................       90          92,363
    3.125%, 12/11/20.....................................................................       20          20,327
    5.250%, 12/11/20.....................................................................       25          26,004
    5.000%, 03/12/21.....................................................................       20          20,923
    3.625%, 06/11/21.....................................................................       35          36,138
    5.000%, 12/10/21.....................................................................      155         165,935
    2.250%, 03/11/22.....................................................................       35          35,566
    5.250%, 06/10/22.....................................................................       30          32,793
    5.750%, 06/10/22.....................................................................       65          71,889
    5.250%, 12/09/22.....................................................................       50          55,510
    4.750%, 03/10/23.....................................................................      170         187,579
    2.875%, 06/14/24.....................................................................       55          58,065
    5.375%, 08/15/24.....................................................................       65          76,132
    4.375%, 03/13/26.....................................................................       70          80,829
    3.250%, 11/16/28.....................................................................    3,000       3,342,999
Federal National Mortgage Association
    1.500%, 06/22/20.....................................................................       53          52,960
    1.250%, 05/06/21.....................................................................       58          57,725
    7.125%, 01/15/30.....................................................................       75         110,830
                                                                                                    --------------
TOTAL AGENCY OBLIGATIONS.................................................................                5,277,827
                                                                                                    --------------

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED


                                                                         FACE
                                                                        AMOUNT^     VALUE+
                                                                        ------- --------------
                                                                         (000)
U.S. TREASURY OBLIGATIONS -- (0.2%)
U.S. Treasury Notes
    1.000%, 11/30/19.................................................    1,000  $      999,321
    1.625%, 08/15/29.................................................    2,000       1,988,047
                                                                                --------------
TOTAL U.S. TREASURY OBLIGATIONS......................................                2,987,368
                                                                                --------------
TOTAL INVESTMENT SECURITIES
  (Cost $1,456,886,029)..............................................            1,499,278,355
                                                                                --------------

                                                                           SHARES       VALUE+
                                                                          --------- --------------
SECURITIES LENDING COLLATERAL -- (4.8%)
@(S)  The DFA Short Term Investment Fund                                  6,552,162 $   75,815,072
                                                                                    --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,532,694,549)................................................             $1,575,093,427
                                                                                    ==============

As of October 31, 2019, DFA Global Core Plus Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                  UNREALIZED
                                                                                   FOREIGN
                                                                                   EXCHANGE
                                                                     SETTLEMENT  APPRECIATION
CURRENCY PURCHASED     CURRENCY SOLD           COUNTERPARTY             DATE    (DEPRECIATION)
------------------   ------------------ ---------------------------- ---------- --------------
AUD    38,016,158    USD     26,057,795 State Street Bank and Trust   11/01/19   $   148,642
CAD       587,218    USD        445,029 State Street Bank and Trust   01/08/20           995
DKK       821,106    USD        122,900 State Street Bank and Trust   12/30/19           228
EUR    73,861,154    USD     82,012,471 State Street Bank and Trust   11/01/19       364,851
JPY   101,089,650    USD        930,564 Citibank, N.A.                12/30/19         9,134
USD    40,712,520    AUD     58,935,637 State Street Bank and Trust   12/02/19        53,846
USD     2,407,440    GBP      1,854,756 Citibank, N.A.                12/30/19           168
USD    93,491,990    JPY 10,047,434,614 ANZ Securities                12/30/19        94,137
USD    82,254,158    EUR     73,317,568 State Street Bank and Trust   01/13/20        73,655
                                                                                 -----------
TOTAL APPRECIATION                                                               $   745,656

AUD    58,860,816    USD     40,629,267 State Street Bank and Trust   11/04/19   $   (53,566)
EUR    73,317,568    USD     81,844,401 State Street Bank and Trust   11/04/19       (73,341)
SEK     3,224,124    USD        335,935 State Street Bank and Trust   01/14/20          (601)
USD     2,717,305    AUD      4,018,106 Citibank, N.A.                11/01/19       (52,576)
USD     4,413,260    EUR      4,021,439 ANZ Securities                11/01/19       (71,850)
USD    23,034,132    AUD     33,998,052 State Street Bank and Trust   11/01/19      (402,423)
USD    76,909,506    EUR     69,839,715 Citibank, N.A.                11/01/19      (982,706)
USD     2,438,534    AUD      3,558,735 ANZ Securities                11/04/19       (14,680)
USD     3,800,331    EUR      3,477,852 State Street Bank and Trust   11/04/19       (78,516)
USD    37,444,022    AUD     55,302,081 State Street Bank and Trust   11/04/19      (678,466)
USD    76,925,786    EUR     69,839,716 Citibank, N.A.                11/04/19      (966,427)
USD    26,117,857    AUD     38,074,743 State Street Bank and Trust   11/29/19      (147,118)
USD    82,309,142    EUR     73,861,154 State Street Bank and Trust   12/27/19      (378,948)
USD       943,320    DKK      6,322,967 Goldman Sachs                 12/30/19        (4,829)
USD     1,515,262    DKK     10,204,283 State Street Bank and Trust   12/30/19       (14,903)
USD     4,221,134    GBP      3,446,904 State Street Bank and Trust   12/30/19      (252,573)
USD    10,256,792    DKK     69,546,123 State Street Bank and Trust   12/30/19      (171,870)
USD    97,165,695    GBP     78,671,249 State Street Bank and Trust   12/30/19    (4,941,039)
USD     5,535,545    GBP      4,293,837 State Street Bank and Trust   01/06/20       (38,930)
USD   100,585,898    GBP     79,555,913 State Street Bank and Trust   01/06/20    (2,697,583)
USD    33,691,356    CAD     44,840,318 Citibank, N.A.                01/08/20      (367,308)
USD     4,126,300    EUR      3,725,520 State Street Bank and Trust   01/10/20       (48,802)
USD     5,707,351    EUR      5,116,052 State Street Bank and Trust   01/10/20       (26,088)
USD    74,935,224    EUR     67,666,587 State Street Bank and Trust   01/10/20      (897,130)
USD       594,330    EUR        530,833 State Street Bank and Trust   01/14/20          (709)

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED


                                                                             UNREALIZED
                                                                              FOREIGN
                                                                              EXCHANGE
                                                                SETTLEMENT  APPRECIATION
CURRENCY PURCHASED  CURRENCY SOLD         COUNTERPARTY             DATE    (DEPRECIATION)
------------------ --------------- ---------------------------- ---------- --------------
USD    1,121,798   SEK  10,823,403 Citibank, N.A.                01/14/20   $     (3,919)
USD    2,057,108   SEK  20,049,515 State Street Bank and Trust   01/14/20        (28,196)
USD    3,566,771   EUR   3,201,933 Citibank, N.A.                01/14/20        (22,447)
USD    3,799,765   EUR   3,394,916 State Street Bank and Trust   01/14/20         (5,778)
USD    4,215,532   EUR   3,765,930 Citibank, N.A.                01/14/20         (5,900)
USD   19,681,365   SEK 192,432,600 State Street Bank and Trust   01/14/20       (333,102)
USD   74,964,418   EUR  67,676,822 State Street Bank and Trust   01/14/20       (898,149)
USD    5,798,455   EUR   5,188,994 State Street Bank and Trust   01/23/20        (21,402)
USD   80,143,352   EUR  71,593,441 Citibank, N.A.                01/23/20       (154,211)
USD    2,124,316   EUR   1,895,129 State Street Bank and Trust   01/24/20         (1,349)
USD   80,136,865   EUR  71,593,441 Citibank, N.A.                01/24/20       (165,661)
                                                                            ------------
TOTAL (DEPRECIATION)                                                        $(15,003,096)
                                                                            ------------
TOTAL APPRECIATION (DEPRECIATION)                                           $(14,257,440)
                                                                            ============

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                           ----------------------------------------------
                                           LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                           ------- --------------  ------- --------------
Bonds
   Australia..............................     --  $   40,540,563      --  $   40,540,563
   Belgium................................     --      21,687,914      --      21,687,914
   Canada.................................     --      78,166,547      --      78,166,547
   Denmark................................     --      28,394,333      --      28,394,333
   Finland................................     --       3,819,375      --       3,819,375
   France.................................     --      97,037,848      --      97,037,848
   Germany................................     --      77,332,106      --      77,332,106
   Italy..................................     --      16,523,287      --      16,523,287
   Japan..................................     --      21,839,361      --      21,839,361
   Netherlands............................     --      49,620,853      --      49,620,853
   Norway.................................     --      55,426,530      --      55,426,530
   Spain..................................     --      10,171,823      --      10,171,823
   Supranational Organization Obligations.     --      80,974,662      --      80,974,662
   Sweden.................................     --      21,011,608      --      21,011,608
   Switzerland............................     --      19,874,810      --      19,874,810
   United Kingdom.........................     --      87,991,888      --      87,991,888
   United States..........................     --     780,599,652      --     780,599,652
Agency Obligations........................     --       5,277,827      --       5,277,827
U.S. Treasury Obligations.................     --       2,987,368      --       2,987,368
Securities Lending Collateral.............     --      75,815,072      --      75,815,072
Forward Currency Contracts**..............     --     (14,257,440)     --     (14,257,440)
                                           ------  --------------  ------  --------------
TOTAL.....................................     --  $1,560,835,987      --  $1,560,835,987
                                           ======  ==============  ======  ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        DFA INVESTMENT GRADE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                                FACE
                                                                               AMOUNT^    VALUE+
                                                                               ------- ------------
                                                                                (000)
BONDS -- (52.5%)
AUSTRALIA -- (1.6%)
ANZ New Zealand International Ltd.
(Omega)  3.450%, 07/17/27.................................................      6,000  $  6,380,013
Australia & New Zealand Banking Group, Ltd.
         0.625%, 02/21/23................................................. EUR  7,326     8,355,376
#        3.700%, 11/16/25.................................................      6,110     6,639,707
BHP Billiton Finance USA, Ltd.
         2.875%, 02/24/22.................................................      1,077     1,101,507
Commonwealth Bank of Australia
         5.000%, 03/19/20.................................................        784       792,946
         2.400%, 11/02/20.................................................      3,605     3,624,086
(Omega)  2.850%, 05/18/26.................................................     22,784    23,338,223
(Omega)  3.150%, 09/19/27.................................................        890       948,959
Macquarie Bank, Ltd.
(Omega)  3.900%, 01/15/26.................................................     24,711    26,439,897
National Australia Bank, Ltd.
         3.375%, 01/14/26.................................................      3,000     3,174,281
(Omega)  3.500%, 01/10/27.................................................     29,999    32,252,643
Rio Tinto Finance USA, Ltd.
         7.125%, 07/15/28.................................................      1,270     1,722,976
Westpac Banking Corp.
         4.875%, 11/19/19.................................................      2,958     2,961,668
         2.850%, 05/13/26.................................................     10,267    10,629,318
         2.700%, 08/19/26.................................................      5,052     5,201,118
#        3.350%, 03/08/27.................................................     27,267    29,163,000
                                                                                       ------------
TOTAL AUSTRALIA...........................................................              162,725,718
                                                                                       ------------
BELGIUM -- (0.4%)
Anheuser-Busch InBev Worldwide, Inc.
         4.000%, 04/13/28.................................................     14,000    15,454,087
#        4.900%, 01/23/31.................................................      2,000     2,388,966
Dexia Credit Local SA
         1.375%, 12/07/22................................................. GBP 20,000    26,267,592
Solvay Finance America LLC
(Omega)  4.450%, 12/03/25.................................................        865       940,383
                                                                                       ------------
TOTAL BELGIUM.............................................................               45,051,028
                                                                                       ------------
CANADA -- (1.3%)
Alimentation Couche-Tard, Inc.
(Omega)  3.550%, 07/26/27.................................................      2,780     2,881,660
Bank of Montreal
         1.375%, 12/29/21................................................. GBP  1,900     2,483,139
Bank of Nova Scotia (The)
         4.375%, 01/13/21.................................................      2,092     2,153,049

                                                                                FACE
                                                                               AMOUNT^    VALUE+
                                                                               ------- ------------
                                                                                (000)
CANADA -- (Continued)
         1.750%, 12/23/22................................................. GBP  6,650  $  8,807,275
Canadian Imperial Bank of Commerce
         0.750%, 03/22/23................................................. EUR 18,319    20,977,504
Canadian Natural Resources, Ltd.
         3.850%, 06/01/27.................................................      3,898     4,124,782
Canadian Pacific Railway Co.
         2.900%, 02/01/25.................................................      3,024     3,119,385
         3.700%, 02/01/26.................................................      4,880     5,239,408
Enbridge, Inc.
         3.500%, 06/10/24.................................................      1,280     1,337,354
#        3.700%, 07/15/27.................................................      1,575     1,673,658
Fairfax Financial Holdings Ltd.
#        4.850%, 04/17/28.................................................      1,000     1,089,104
Husky Energy, Inc.
         4.400%, 04/15/29.................................................      5,300     5,615,071
ITC Holdings Corp.
         3.650%, 06/15/24.................................................      9,714    10,240,181
Nutrien, Ltd.
         3.625%, 03/15/24.................................................      3,460     3,645,603
#        3.000%, 04/01/25.................................................      3,460     3,544,644
Province of Ontario Canada
         3.150%, 06/02/22................................................. CAD 19,927    15,671,691
Rogers Communications, Inc.
         3.000%, 03/15/23.................................................      1,765     1,807,109
Spectra Energy Partners L.P.
         4.750%, 03/15/24.................................................      1,915     2,090,421
Suncor Energy, Inc.
         3.600%, 12/01/24.................................................      2,406     2,542,599
Thomson Reuters Corp.
         4.300%, 11/23/23.................................................      5,120     5,508,856
         3.850%, 09/29/24.................................................        203       215,287
Toronto-Dominion Bank (The)
#        2.125%, 04/07/21.................................................      7,407     7,434,924
         1.994%, 03/23/22................................................. CAD  4,942     3,744,603
         0.625%, 07/20/23................................................. EUR  9,326    10,671,718
TransCanada PipeLines, Ltd.
         3.800%, 10/01/20.................................................        780       792,675
         4.875%, 01/15/26.................................................      5,560     6,222,726
#        4.250%, 05/15/28.................................................      1,300     1,436,600
                                                                                       ------------
TOTAL CANADA..............................................................              135,071,026
                                                                                       ------------
DENMARK -- (0.4%)
Danske Bank A.S.
(Omega)  2.750%, 09/17/20.................................................      1,058     1,064,383
(Omega)  2.800%, 03/10/21.................................................      6,530     6,582,001
         0.875%, 05/22/23................................................. EUR  4,900     5,555,020
         0.750%, 06/02/23................................................. EUR  4,700     5,364,925
(Omega)  4.375%, 06/12/28.................................................      2,000     2,158,009

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED


                                                                                 FACE
                                                                                AMOUNT^    VALUE+
                                                                                ------- ------------
                                                                                 (000)
DENMARK -- (Continued)
Kommunekredit
          0.000%, 09/08/22................................................. EUR 21,894  $ 24,698,499
                                                                                        ------------
TOTAL DENMARK..............................................................               45,422,837
                                                                                        ------------
FINLAND -- (0.0%)
Nordea Bank Abp
          0.875%, 06/26/23................................................. EUR  1,000     1,144,822
                                                                                        ------------
FRANCE -- (1.0%)
Airbus SE
(Omega)   3.150%, 04/10/27.................................................      7,500     7,863,420
BNP Paribas SA
#         3.250%, 03/03/23.................................................      1,920     2,007,459
(Omega)   3.500%, 11/16/27.................................................        500       522,956
BPCE SA
          0.375%, 10/05/23................................................. EUR  8,100     9,157,078
          4.000%, 04/15/24.................................................     10,914    11,730,296
Credit Agricole SA
(Omega)   2.750%, 06/10/20.................................................      1,125     1,129,519
#         3.875%, 04/15/24.................................................      8,591     9,174,144
Electricite de France SA
(Omega)   3.625%, 10/13/25.................................................      6,638     7,094,916
Pernod Ricard SA
(Omega)   4.450%, 01/15/22.................................................      6,474     6,801,908
#(Omega)  3.250%, 06/08/26.................................................     14,827    15,631,700
Sanofi
          3.625%, 06/19/28.................................................     20,000    22,309,819
Total Capital International SA
          2.125%, 03/15/23................................................. EUR  4,700     5,643,491
#         3.750%, 04/10/24.................................................      9,600    10,321,999
                                                                                        ------------
TOTAL FRANCE...............................................................              109,388,705
                                                                                        ------------
GERMANY -- (1.3%)
Bayer U.S. Finance II LLC
(Omega)   5.500%, 08/15/25.................................................      2,240     2,502,712
#(Omega)  4.375%, 12/15/28.................................................     10,000    10,847,193
Bayer U.S. Finance LLC
#(Omega)  3.375%, 10/08/24.................................................     12,544    12,896,076
BMW US Capital LLC
(Omega)   2.800%, 04/11/26.................................................     21,530    21,813,784
(Omega)   3.300%, 04/06/27.................................................      6,742     7,039,969
Daimler Finance North America LLC
#(Omega)  3.250%, 08/01/24.................................................      2,072     2,148,480
          8.500%, 01/18/31.................................................     28,596    43,160,029
Deutsche Bank AG
          2.950%, 08/20/20.................................................        136       136,271
EMD Finance LLC
(Omega)   2.950%, 03/19/22.................................................      5,120     5,200,233
Siemens Financieringsmaatschappij NV
(Omega)   6.125%, 08/17/26.................................................      7,621     9,336,842

                                                                                 FACE
                                                                                AMOUNT^    VALUE+
                                                                                ------- ------------
                                                                                 (000)
GERMANY -- (Continued)
Volkswagen Financial Services AG
          0.875%, 04/12/23................................................. EUR  4,500  $  5,111,005
          1.375%, 10/16/23................................................. EUR  3,500     4,049,479
Volkswagen Financial Services NV
          1.625%, 06/09/22................................................. GBP  5,000     6,477,399
Volkswagen Group of America Finance LLC
(Omega)   2.400%, 05/22/20.................................................        699       700,132
                                                                                        ------------
TOTAL GERMANY..............................................................              131,419,604
                                                                                        ------------
IRELAND -- (0.0%)
CRH America Finance, Inc.
(Omega)   3.950%, 04/04/28.................................................      1,520     1,639,814
                                                                                        ------------
ITALY -- (0.1%)
Enel Finance International NV
(Omega)   3.500%, 04/06/28.................................................      2,800     2,884,081
(Omega)   4.875%, 06/14/29.................................................     10,000    11,445,342
                                                                                        ------------
TOTAL ITALY................................................................               14,329,423
                                                                                        ------------
JAPAN -- (1.7%)
American Honda Finance Corp.
          0.550%, 03/17/23................................................. EUR  4,900     5,563,972
#         2.300%, 09/09/26.................................................     21,110    21,184,825
Beam Suntory, Inc.
          3.250%, 06/15/23.................................................      1,743     1,788,904
Mitsubishi UFJ Financial Group, Inc.
          0.680%, 01/26/23................................................. EUR  3,822     4,329,727
          3.850%, 03/01/26.................................................     12,000    12,915,431
#         3.677%, 02/22/27.................................................      4,465     4,779,439
Mizuho Financial Group, Inc.
#(Omega)  2.632%, 04/12/21.................................................      2,000     2,014,621
          1.020%, 10/11/23................................................. EUR  5,461     6,272,153
#         2.839%, 09/13/26.................................................     18,000    18,256,230
MUFG Americas Holdings Corp.
#         3.500%, 06/18/22.................................................      5,472     5,650,113
MUFG Bank, Ltd.
          3.250%, 09/08/24.................................................      3,237     3,385,792
Nissan Motor Acceptance Corp.
(Omega)   2.125%, 03/03/20.................................................      1,680     1,680,013
Nomura Holdings, Inc.
          6.700%, 03/04/20.................................................      1,394     1,415,483
StanCorp Financial Group, Inc.
          5.000%, 08/15/22.................................................      3,200     3,403,297

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED


                                                                                 FACE
                                                                                AMOUNT^    VALUE+
                                                                                ------- ------------
                                                                                 (000)
JAPAN -- (Continued)
Sumitomo Mitsui Banking Corp.
          3.950%, 07/19/23.................................................      5,931  $  6,293,389
Sumitomo Mitsui Financial Group, Inc.
          0.606%, 01/18/22................................................. EUR  4,000     4,518,793
          3.784%, 03/09/26.................................................      5,242     5,624,186
          3.040%, 07/16/29.................................................      3,900     3,996,810
Takeda Pharmaceutical Co. Ltd.
          1.125%, 11/21/22................................................. EUR  5,000     5,755,685
Toyota Credit Canada, Inc.
          2.020%, 02/28/22................................................. CAD  4,942     3,738,600
Toyota Motor Credit Corp.
          3.300%, 01/12/22.................................................      2,605     2,687,777
          2.625%, 01/10/23.................................................      2,999     3,066,845
          3.200%, 01/11/27.................................................     26,976    28,911,967
          3.050%, 01/11/28.................................................     11,550    12,296,318
#         3.650%, 01/08/29.................................................      5,000     5,550,824
                                                                                        ------------
TOTAL JAPAN................................................................              175,081,194
                                                                                        ------------
NETHERLANDS -- (1.3%)
ABN AMRO Bank NV
          0.500%, 07/17/23................................................. EUR    911     1,033,089
Ahold Finance USA LLC
          6.875%, 05/01/29.................................................        704       918,281
Cooperatieve Rabobank UA
#         3.875%, 02/08/22.................................................      4,090     4,257,383
          0.750%, 08/29/23................................................. EUR  1,200     1,373,583
          3.375%, 05/21/25.................................................     17,522    18,720,938
Heineken NV
#(Omega)  2.750%, 04/01/23.................................................      2,219     2,258,211
ING Bank NV
(Omega)   2.050%, 08/15/21.................................................      5,000     5,010,850
ING Groep NV
          1.000%, 09/20/23................................................. EUR  2,400     2,763,649
#         3.950%, 03/29/27.................................................     10,000    10,746,743
#         4.050%, 04/09/29.................................................      4,000     4,410,873
Shell International Finance BV
          2.250%, 11/10/20.................................................      4,646     4,662,271
          3.250%, 05/11/25.................................................     31,117    33,031,007
          2.875%, 05/10/26.................................................     29,810    31,077,078
#         2.500%, 09/12/26.................................................     11,169    11,435,958
                                                                                        ------------
TOTAL NETHERLANDS..........................................................              131,699,914
                                                                                        ------------
NORWAY -- (0.1%)
Equinor ASA
          2.450%, 01/17/23.................................................      3,586     3,649,721
          0.875%, 02/17/23................................................. EUR  2,913     3,344,515
#         2.650%, 01/15/24.................................................      6,950     7,152,798
                                                                                        ------------
TOTAL NORWAY...............................................................               14,147,034
                                                                                        ------------

                                                                                 FACE
                                                                                AMOUNT^    VALUE+
                                                                                ------- ------------
                                                                                 (000)
SPAIN -- (0.7%)
Banco Santander SA
          3.800%, 02/23/28.................................................       7,000 $  7,382,830
Santander Holdings USA, Inc.
          4.500%, 07/17/25.................................................      17,590   18,952,437
          4.400%, 07/13/27.................................................       2,000    2,148,899
Santander UK P.L.C.
#         4.000%, 03/13/24.................................................       8,788    9,408,477
Telefonica Emisiones SA
          5.462%, 02/16/21.................................................         829      864,892
          3.987%, 01/23/23................................................. EUR   1,000    1,256,787
          4.570%, 04/27/23.................................................       7,532    8,143,234
Telefonica Europe BV
#         8.250%, 09/15/30.................................................      13,567   19,572,760
                                                                                        ------------
TOTAL SPAIN................................................................               67,730,316
                                                                                        ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.2%)
European Financial Stability Facility
          0.000%, 11/17/22................................................. EUR  19,769   22,334,106
Inter-American Development Bank
          6.750%, 07/15/27.................................................       1,942    2,563,478
                                                                                        ------------
TOTAL SUPRANATIONAL ORGANIZATION
OBLIGATIONS................................................................               24,897,584
                                                                                        ------------
SWEDEN -- (1.0%)
Kommuninvest I Sverige AB
          0.250%, 06/01/22................................................. SEK 296,540   30,834,351
          1.000%, 11/13/23................................................. SEK 500,000   53,504,960
Svenska Handelsbanken AB
          0.250%, 02/28/22................................................. EUR   9,390   10,563,064
          0.500%, 03/21/23................................................. EUR   1,000    1,135,442
Swedbank AB
          0.300%, 09/06/22................................................. EUR   4,800    5,394,820
                                                                                        ------------
TOTAL SWEDEN...............................................................              101,432,637
                                                                                        ------------
SWITZERLAND -- (0.7%)
ABB Finance USA, Inc.
          2.875%, 05/08/22.................................................       3,884    3,979,088
Credit Suisse AG
          3.000%, 10/29/21.................................................       3,011    3,069,679
          3.625%, 09/09/24.................................................      16,929   18,002,741
Novartis Capital Corp.
          3.100%, 05/17/27.................................................      10,983   11,712,824
Roche Holdings, Inc.
(Omega)   2.625%, 05/15/26.................................................       1,000    1,029,874
#(Omega)  2.375%, 01/28/27.................................................      14,000   14,189,992

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED


                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
SWITZERLAND -- (Continued)
UBS Group Funding Switzerland AG
(Omega)  4.125%, 09/24/25.................................................     20,990  $22,876,375
                                                                                       -----------
TOTAL SWITZERLAND.........................................................              74,860,573
                                                                                       -----------
UNITED KINGDOM -- (2.7%)
AstraZeneca P.L.C.
         2.375%, 11/16/20.................................................      2,316    2,326,497
         3.375%, 11/16/25.................................................      8,259    8,735,837
         4.000%, 01/17/29.................................................      2,000    2,241,081
BAE Systems Holdings, Inc.
(Omega)  2.850%, 12/15/20.................................................      1,239    1,248,348
Barclays P.L.C.
         2.750%, 11/08/19.................................................        626      626,036
         1.500%, 04/01/22................................................. EUR  2,800    3,233,325
         3.650%, 03/16/25.................................................     14,330   14,826,134
#        4.375%, 01/12/26.................................................      9,970   10,713,450
BAT International Finance P.L.C.
         2.375%, 01/19/23................................................. EUR  5,895    7,020,061
BP Capital Markets America, Inc.
         3.245%, 05/06/22.................................................      2,848    2,941,472
         3.119%, 05/04/26.................................................      8,415    8,820,114
         3.017%, 01/16/27.................................................     11,773   12,250,906
BP Capital Markets P.L.C.
         3.535%, 11/04/24.................................................      2,240    2,387,642
#        3.017%, 01/16/27.................................................      1,700    1,718,713
         3.279%, 09/19/27.................................................     11,000   11,608,146
British Telecommunications P.L.C.
         1.125%, 03/10/23................................................. EUR  2,800    3,225,556
         0.875%, 09/26/23................................................. EUR  4,900    5,605,221
         5.125%, 12/04/28.................................................      7,200    8,372,601
Coca-Cola European Partners P.L.C.
         1.125%, 05/26/24................................................. EUR  7,555    8,823,918
Diageo Investment Corp.
         2.875%, 05/11/22.................................................        131      134,068
GlaxoSmithKline Capital, Inc.
         3.875%, 05/15/28.................................................      7,700    8,607,048
HSBC Holdings P.L.C.
         3.400%, 03/08/21.................................................      4,100    4,171,271
         4.000%, 03/30/22.................................................      5,009    5,244,199
         4.300%, 03/08/26.................................................     13,270   14,468,290
         3.900%, 05/25/26.................................................     12,666   13,527,681
HSBC USA, Inc.
         2.375%, 11/13/19.................................................        317      317,029
         3.500%, 06/23/24.................................................     12,593   13,329,891
Janus Capital Group, Inc.
         4.875%, 08/01/25.................................................      9,046    9,865,949
Lloyds Banking Group P.L.C.
         1.000%, 11/09/23................................................. EUR    300      343,803

                                                                                FACE
                                                                               AMOUNT^    VALUE+
                                                                               ------- ------------
                                                                                (000)
UNITED KINGDOM -- (Continued)
         3.750%, 01/11/27.................................................     10,250  $ 10,841,563
         4.375%, 03/22/28.................................................      4,000     4,413,447
Mead Johnson Nutrition Co.
         4.125%, 11/15/25.................................................      5,931     6,513,179
National Grid North America, Inc.
         0.750%, 08/08/23................................................. EUR    450       512,856
Nationwide Building Society
(Omega)  3.900%, 07/21/25.................................................      4,600     5,018,758
NatWest Markets P.L.C.
         0.625%, 03/02/22................................................. EUR  6,800     7,671,391
Praxair, Inc.
#        2.200%, 08/15/22.................................................        800       805,689
Rolls-Royce P.L.C.
         0.875%, 05/09/24................................................. EUR  2,510     2,853,252
(Omega)  3.625%, 10/14/25.................................................     20,258    21,141,925
Royal Bank of Scotland Group P.L.C.
         2.500%, 03/22/23................................................. EUR  4,900     5,862,927
         4.800%, 04/05/26.................................................      4,800     5,324,923
Standard Chartered P.L.C.
(Omega)  4.050%, 04/12/26.................................................      4,380     4,653,899
TechnipFMC P.L.C.
         3.450%, 10/01/22.................................................      4,235     4,314,511
Unilever Capital Corp.
         2.000%, 07/28/26.................................................      1,900     1,878,860
Vodafone Group P.L.C.
         7.875%, 02/15/30.................................................      7,107     9,888,224
                                                                                       ------------
TOTAL UNITED KINGDOM......................................................              278,429,691
                                                                                       ------------
UNITED STATES -- (38.0%)
3M Co.
         2.875%, 10/15/27.................................................     14,390    15,081,255
Abbott Ireland Financing DAC
         0.000%, 09/27/20................................................. EUR    864       964,904
Abbott Laboratories
         2.950%, 03/15/25.................................................     12,469    13,007,416
AbbVie, Inc.
         2.900%, 11/06/22.................................................      2,800     2,854,391
         3.600%, 05/14/25.................................................     18,850    19,743,550
#        4.250%, 11/14/28.................................................     25,500    27,714,187
Activision Blizzard, Inc.
#        3.400%, 06/15/27.................................................      6,308     6,604,915
Adobe, Inc.
         3.250%, 02/01/25.................................................      1,920     2,032,127
Advance Auto Parts, Inc.
         4.500%, 12/01/23.................................................      1,186     1,279,101
Aetna, Inc.
         2.750%, 11/15/22.................................................      8,320     8,439,863
         3.500%, 11/15/24.................................................      5,359     5,619,130
Affiliated Managers Group, Inc.
         3.500%, 08/01/25.................................................      3,410     3,571,587

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED


                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
UNITED STATES -- (Continued)
Aflac, Inc.
#   3.250%, 03/17/25.................................................     11,007  $11,582,845
Alabama Power Co.
    2.800%, 04/01/25.................................................      2,560    2,628,505
Albemarle Corp.
    4.150%, 12/01/24.................................................      7,365    7,945,052
Allergan Finance LLC
    3.250%, 10/01/22.................................................      7,562    7,737,424
Allergan Funding SCS
    3.450%, 03/15/22.................................................     12,881   13,202,639
    3.800%, 03/15/25.................................................      2,471    2,599,703
Allstate Corp. (The)
    5.350%, 06/01/33.................................................      7,500    9,504,178
Alphabet, Inc.
#   1.998%, 08/15/26.................................................      7,385    7,394,303
Altria Group, Inc.
    4.750%, 05/05/21.................................................        208      216,096
Amazon.com, Inc.
    3.150%, 08/22/27.................................................      9,200    9,815,660
Ameren Corp.
    2.700%, 11/15/20.................................................        988      994,550
    3.650%, 02/15/26.................................................     10,631   11,237,244
American Express Credit
    Corp.............................................................
    2.250%, 05/05/21.................................................        148      148,791
    3.300%, 05/03/27.................................................     16,929   18,200,116
American International Group, Inc.
    3.300%, 03/01/21.................................................      1,483    1,507,175
    4.875%, 06/01/22.................................................      1,425    1,528,043
    1.500%, 06/08/23................................................. EUR  2,000    2,325,158
#   4.125%, 02/15/24.................................................     10,069   10,817,283
    3.750%, 07/10/25.................................................      9,247    9,892,838
    3.900%, 04/01/26.................................................      6,429    6,916,039
    4.200%, 04/01/28.................................................      2,100    2,309,042
American Water Capital Corp.
    3.850%, 03/01/24.................................................      2,115    2,256,058
    2.950%, 09/01/27.................................................        584      600,739
Ameriprise Financial, Inc.
    5.300%, 03/15/20.................................................        129      130,507
#   4.000%, 10/15/23.................................................      3,722    3,976,388
    2.875%, 09/15/26.................................................      6,175    6,372,890
AmerisourceBergen Corp.
    3.400%, 05/15/24.................................................      1,223    1,273,030
    3.450%, 12/15/27.................................................      3,000    3,130,018
Amgen, Inc.
#   4.100%, 06/15/21.................................................      6,993    7,218,457
    3.625%, 05/22/24.................................................      6,399    6,799,992
#   3.125%, 05/01/25.................................................      3,200    3,337,796
    2.600%, 08/19/26.................................................     10,375   10,483,522
Analog Devices, Inc.
    3.900%, 12/15/25.................................................      4,965    5,358,148
#   3.500%, 12/05/26.................................................     11,977   12,577,912

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
UNITED STATES -- (Continued)
Anthem, Inc.
    4.350%, 08/15/20.................................................    1,087  $ 1,106,798
#   3.125%, 05/15/22.................................................    2,177    2,234,898
#   3.500%, 08/15/24.................................................    4,986    5,245,192
    3.650%, 12/01/27.................................................    4,000    4,231,246
#   4.101%, 03/01/28.................................................   16,600   18,050,757
Aon Corp.
    5.000%, 09/30/20.................................................      810      831,896
Aon P.L.C.
    4.000%, 11/27/23.................................................    4,000    4,269,409
    3.500%, 06/14/24.................................................    9,147    9,619,394
Apache Corp.
    3.250%, 04/15/22.................................................    3,282    3,340,367
#   4.375%, 10/15/28.................................................    5,000    4,962,693
Apple, Inc.
#   2.500%, 02/09/25.................................................    4,560    4,683,439
    3.250%, 02/23/26.................................................   19,942   21,240,401
#   2.450%, 08/04/26.................................................   17,090   17,443,934
#   3.350%, 02/09/27.................................................   33,607   36,064,422
    3.000%, 06/20/27.................................................   11,436   12,066,456
#   3.000%, 11/13/27.................................................   26,919   28,446,653
Applied Materials, Inc.
#   3.300%, 04/01/27.................................................   16,750   17,907,254
Archer-Daniels-Midland Co.
    2.500%, 08/11/26.................................................    4,942    5,013,445
Arizona Public Service Co.
    3.150%, 05/15/25.................................................    9,580    9,979,926
Arrow Electronics, Inc.
    3.875%, 01/12/28.................................................   12,338   12,756,104
Assurant, Inc.
#   4.000%, 03/15/23.................................................    6,399    6,662,360
AT&T, Inc.
    4.000%, 01/15/22.................................................    1,152    1,202,547
#   3.550%, 06/01/24.................................................    4,480    4,700,395
    3.950%, 01/15/25.................................................    9,885   10,581,108
    3.400%, 05/15/25.................................................   23,617   24,752,212
#   3.600%, 07/15/25.................................................   12,500   13,190,307
    3.800%, 02/15/27.................................................    8,782    9,397,209
Autodesk, Inc.
    3.125%, 06/15/20.................................................      372      373,959
    4.375%, 06/15/25.................................................    3,015    3,304,695
    3.500%, 06/15/27.................................................   12,009   12,470,417
Automatic Data Processing, Inc.
    3.375%, 09/15/25.................................................   12,356   13,284,073
AutoZone, Inc.
    2.875%, 01/15/23.................................................   11,988   12,209,135
#   3.125%, 07/15/23.................................................    1,270    1,309,949
#   3.250%, 04/15/25.................................................    6,203    6,464,118
#   3.125%, 04/21/26.................................................      988    1,024,917
Avnet, Inc.
    4.625%, 04/15/26.................................................    5,560    5,934,255
AXIS Specialty Finance P.L.C.
#   4.000%, 12/06/27.................................................   20,320   21,279,240

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED


                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
UNITED STATES -- (Continued)
Baker Hughes a GE Co. LLC
         3.200%, 08/15/21.................................................        183  $   187,214
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
         3.337%, 12/15/27.................................................      1,900    1,957,570
Baltimore Gas & Electric Co.
         2.400%, 08/15/26.................................................        692      692,881
Bank of America Corp.
#        4.000%, 04/01/24.................................................      6,120    6,578,326
#        3.875%, 08/01/25.................................................      2,350    2,540,174
(r)      3.419%, 12/20/28.................................................     15,341   16,072,959
Bank of New York Mellon Corp. (The)
         3.650%, 02/04/24.................................................     10,524   11,215,397
         3.000%, 02/24/25.................................................      1,913    2,004,777
         2.800%, 05/04/26.................................................      7,088    7,313,157
Baxter International, Inc.
#        2.600%, 08/15/26.................................................      4,951    5,009,917
BB&T Corp.
         3.700%, 06/05/25.................................................     14,345   15,413,236
Bemis Co., Inc.
(Omega)  4.500%, 10/15/21.................................................        640      662,696
Berkshire Hathaway, Inc.
         0.750%, 03/16/23................................................. EUR    650      741,106
         3.125%, 03/15/26.................................................     33,128   35,230,153
Best Buy Co., Inc.
         4.450%, 10/01/28.................................................     19,493   21,294,883
Biogen, Inc.
         2.900%, 09/15/20.................................................     14,678   14,794,108
         4.050%, 09/15/25.................................................      8,950    9,808,474
Black Hills Corp.
         4.350%, 05/01/33.................................................      1,750    1,966,137
BlackRock, Inc.
#        3.200%, 03/15/27.................................................     24,563   26,118,367
Boeing Co. (The)
#        8.750%, 08/15/21.................................................        977    1,087,390
         2.500%, 03/01/25.................................................      6,399    6,462,846
#        2.600%, 10/30/25.................................................      3,568    3,616,605
Booking Holdings, Inc.
         0.800%, 03/10/22................................................. EUR  2,000    2,275,434
         2.150%, 11/25/22................................................. EUR  4,020    4,762,657
         3.600%, 06/01/26.................................................     12,494   13,484,080
#        3.550%, 03/15/28.................................................      5,000    5,386,237
Boston Scientific Corp.
         4.125%, 10/01/23.................................................      1,472    1,572,765
Bristol-Myers Squibb Co.
#        2.000%, 08/01/22.................................................      4,244    4,268,929
Brown &Brown, Inc.
         4.200%, 09/15/24.................................................      4,660    4,972,594
Bunge, Ltd. Finance Corp.
         3.750%, 09/25/27.................................................     15,000   15,502,331

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                 (000)
UNITED STATES -- (Continued)
Burlington Northern Santa Fe LLC
          3.000%, 04/01/25.................................................      4,279  $ 4,483,478
          7.000%, 12/15/25.................................................        858    1,088,460
CA, Inc.
          4.700%, 03/15/27.................................................     17,502   18,564,110
Campbell Soup Co.
          4.250%, 04/15/21.................................................      1,024    1,054,012
#         2.500%, 08/02/22.................................................      1,939    1,953,189
          3.300%, 03/19/25.................................................      4,045    4,148,158
          4.150%, 03/15/28.................................................      9,628   10,384,500
Capital One Financial Corp.
          4.750%, 07/15/21.................................................      1,956    2,043,263
          3.750%, 04/24/24.................................................      4,607    4,868,519
          0.800%, 06/12/24................................................. EUR  2,650    3,002,265
#         3.200%, 02/05/25.................................................      2,700    2,795,924
          3.750%, 03/09/27.................................................      7,165    7,610,499
#         3.800%, 01/31/28.................................................      3,000    3,190,344
Cardinal Health, Inc.
#         4.625%, 12/15/20.................................................        640      657,489
          3.200%, 06/15/22.................................................      3,840    3,929,321
#         3.410%, 06/15/27.................................................     17,718   18,021,000
Caterpillar, Inc.
#         2.600%, 06/26/22.................................................      2,531    2,572,295
          3.400%, 05/15/24.................................................      1,823    1,924,751
CBS Corp.
          3.500%, 01/15/25.................................................      2,364    2,467,169
          2.900%, 01/15/27.................................................     26,061   26,025,602
          7.875%, 07/30/30.................................................      1,137    1,603,286
Celgene Corp.
          4.000%, 08/15/23.................................................      8,237    8,765,888
          3.625%, 05/15/24.................................................      4,433    4,690,126
CenterPoint Energy Resources Corp.
          4.500%, 01/15/21.................................................      1,549    1,585,261
          4.000%, 04/01/28.................................................      4,800    5,217,031
Charles Schwab Corp. (The)
#         3.000%, 03/10/25.................................................     12,777   13,284,076
Chevron Corp.
#         2.954%, 05/16/26.................................................     11,356   11,959,085
Chubb INA Holdings, Inc.
          2.875%, 11/03/22.................................................      1,852    1,905,060
          2.700%, 03/13/23.................................................      2,965    3,033,031
          3.350%, 05/15/24.................................................      5,120    5,406,559
Cigna Corp.
(Omega)   3.900%, 02/15/22.................................................      4,767    4,944,289
(Omega)   4.000%, 02/15/22.................................................        743      768,738
#(Omega)  3.500%, 06/15/24.................................................      8,342    8,678,734
(Omega)   3.250%, 04/15/25.................................................      4,500    4,639,932
(Omega)   3.400%, 03/01/27.................................................     14,920   15,392,905
Cincinnati Financial Corp.
          6.920%, 05/15/28.................................................      4,000    5,254,555
Citigroup, Inc.
          4.500%, 01/14/22.................................................      1,472    1,547,831

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

                                                                              FACE
                                                                             AMOUNT^   VALUE+
                                                                             ------- -----------
                                                                              (000)
UNITED STATES -- (Continued)
         3.750%, 06/16/24.................................................    2,560  $ 2,719,581
         3.300%, 04/27/25.................................................    7,679    8,046,522
Clorox Co. (The)
         3.100%, 10/01/27.................................................    5,077    5,327,684
#        3.900%, 05/15/28.................................................   16,112   17,776,705
CME Group, Inc.
#        3.000%, 03/15/25.................................................    2,833    2,978,907
CMS Energy Corp.
         3.875%, 03/01/24.................................................    1,725    1,819,184
         3.600%, 11/15/25.................................................    3,163    3,324,933
         3.000%, 05/15/26.................................................    4,942    5,084,971
CNA Financial Corp.
         4.500%, 03/01/26.................................................   22,057   24,426,362
Coca-Cola Co. (The)
         3.200%, 11/01/23.................................................   13,789   14,534,967
#        2.250%, 09/01/26.................................................   12,603   12,741,105
         2.900%, 05/25/27.................................................   13,535   14,277,463
Comcast Cable Communications Holdings, Inc.
         9.455%, 11/15/22.................................................    2,731    3,340,491
Comcast Corp.
         3.375%, 08/15/25.................................................    4,946    5,269,643
#        3.150%, 03/01/26.................................................    9,198    9,709,640
         3.150%, 02/15/28.................................................    5,000    5,253,873
#        4.250%, 10/15/30.................................................    5,000    5,762,058
#        7.050%, 03/15/33.................................................    2,200    3,159,721
Comerica, Inc.
#        4.000%, 02/01/29.................................................    5,000    5,546,609
Conagra Brands, Inc.
         3.200%, 01/25/23.................................................    4,643    4,799,129
ConocoPhillips Co.
#        4.950%, 03/15/26.................................................   14,827   17,082,093
ConocoPhillips Holding Co.
         6.950%, 04/15/29.................................................    9,700   13,191,449
Consolidated Edison Co. of New York, Inc.
         3.300%, 12/01/24.................................................    1,280    1,343,010
Constellation Brands, Inc.
#        3.600%, 02/15/28.................................................    6,325    6,683,666
Corning, Inc.
         3.700%, 11/15/23.................................................    2,710    2,838,517
Costco Wholesale Corp.
         3.000%, 05/18/27.................................................   19,300   20,543,481
Cox Communications, Inc.
(Omega)  3.850%, 02/01/25.................................................    6,790    7,215,017
(Omega)  3.500%, 08/15/27.................................................    1,200    1,267,438
CSX Corp.
#        4.250%, 06/01/21.................................................      748      769,274
CVS Health Corp.
         2.800%, 07/20/20.................................................    1,913    1,922,075
#        2.125%, 06/01/21.................................................    1,285    1,287,542
         3.375%, 08/12/24.................................................   14,857   15,482,211
         3.875%, 07/20/25.................................................   13,408   14,255,935

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
UNITED STATES -- (Continued)
    3.250%, 08/15/29.................................................      4,000  $ 4,029,781
Danaher Corp.
#   3.350%, 09/15/25.................................................      1,483    1,568,742
Deere & Co.
    5.375%, 10/16/29.................................................        467      586,238
Discover Bank
    4.650%, 09/13/28.................................................      2,800    3,146,969
Discovery Communications LLC
    3.500%, 06/15/22.................................................      7,694    7,925,942
    3.250%, 04/01/23.................................................        640      658,652
#   3.900%, 11/15/24.................................................      5,376    5,693,127
    3.450%, 03/15/25.................................................      5,671    5,878,583
Dollar General Corp.
    3.250%, 04/15/23.................................................      6,733    6,982,516
#   4.150%, 11/01/25.................................................      1,604    1,749,364
Dollar Tree, Inc.
    4.200%, 05/15/28.................................................     35,940   39,034,155
Dominion Energy Gas Holdings LLC
#   2.800%, 11/15/20.................................................      7,166    7,221,637
Dominion Energy, Inc.
    3.900%, 10/01/25.................................................     10,013   10,784,796
Dow Chemical Co. (The)
    3.000%, 11/15/22.................................................      1,694    1,734,414
#   3.500%, 10/01/24.................................................      7,452    7,808,334
DTE Energy Co.
    3.850%, 12/01/23.................................................        960    1,014,638
    2.850%, 10/01/26.................................................      1,000    1,015,362
    6.375%, 04/15/33.................................................      2,305    3,083,412
Duke Energy Corp.
    3.750%, 04/15/24.................................................      5,705    6,062,702
DXC Technology Co.
    4.450%, 09/18/22.................................................      3,200    3,348,558
#   4.750%, 04/15/27.................................................     35,329   37,337,800
E*TRADE Financial Corp.
    4.500%, 06/20/28.................................................      8,496    9,261,995
Eastman Chemical Co.
    2.700%, 01/15/20.................................................        137      137,103
    4.500%, 01/15/21.................................................         88       89,738
    3.600%, 08/15/22.................................................        297      306,877
    1.500%, 05/26/23................................................. EUR  7,630    8,913,098
    3.800%, 03/15/25.................................................      9,527    9,974,307
Eaton Corp.
    4.000%, 11/02/32.................................................     11,600   13,343,256
Eaton Vance Corp.
    3.500%, 04/06/27.................................................     10,462   11,052,508
eBay, Inc.
#   3.800%, 03/09/22.................................................      5,177    5,363,346
    2.600%, 07/15/22.................................................      1,688    1,705,607
    3.600%, 06/05/27.................................................     13,375   13,973,039
Ecolab, Inc.
    4.350%, 12/08/21.................................................        480      504,474
#   2.700%, 11/01/26.................................................      4,448    4,589,127

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                 (000)
UNITED STATES -- (Continued)
Electronic Arts, Inc.
          4.800%, 03/01/26.................................................     15,000  $17,120,078
Emerson Electric Co.
          3.150%, 06/01/25.................................................      5,312    5,567,523
Energy Transfer Operating L.P.
          4.750%, 01/15/26.................................................      8,233    8,918,752
Enterprise Products Operating LLC
          5.200%, 09/01/20.................................................        480      492,500
          3.900%, 02/15/24.................................................      2,080    2,215,697
          3.700%, 02/15/26.................................................      5,276    5,608,525
          6.875%, 03/01/33.................................................        700      957,438
EOG Resources, Inc.
          4.100%, 02/01/21.................................................      1,722    1,768,938
          3.150%, 04/01/25.................................................      6,718    7,054,353
EQT Corp.
#         3.900%, 10/01/27.................................................      8,525    7,521,578
ERAC USA Finance LLC
#(Omega)  3.850%, 11/15/24.................................................      6,590    7,036,394
Evergy, Inc.
          4.850%, 06/01/21.................................................      2,466    2,555,110
Eversource Energy
          2.500%, 03/15/21.................................................        494      496,992
          2.800%, 05/01/23.................................................      4,743    4,819,527
          4.250%, 04/01/29.................................................      1,000    1,123,762
Exelon Corp.
          2.450%, 04/15/21.................................................        370      372,432
          3.950%, 06/15/25.................................................      2,323    2,516,572
          3.400%, 04/15/26.................................................     20,540   21,607,109
Exelon Generation Co. LLC
#         2.950%, 01/15/20.................................................        326      326,195
Exxon Mobil Corp.
          3.176%, 03/15/24.................................................      2,929    3,083,566
#         2.440%, 08/16/29.................................................      3,500    3,530,448
FedEx Corp.
          2.625%, 08/01/22.................................................      3,357    3,403,598
          1.000%, 01/11/23................................................. EUR  8,560    9,788,351
#         4.000%, 01/15/24.................................................      8,491    9,074,155
#         3.200%, 02/01/25.................................................      3,744    3,889,584
#         3.400%, 02/15/28.................................................      5,250    5,412,995
          4.900%, 01/15/34.................................................      2,075    2,392,424
Fidelity National Information Services, Inc.
          2.250%, 08/15/21.................................................      3,855    3,868,275
          5.000%, 10/15/25.................................................      4,265    4,876,133
Fifth Third Bancorp
#         3.950%, 03/14/28.................................................     26,032   28,509,102
FirstEnergy Corp.
          7.375%, 11/15/31.................................................      2,368    3,368,730
Fluor Corp.
          1.750%, 03/21/23................................................. EUR  4,500    4,764,906
          4.250%, 09/15/28.................................................      5,500    5,448,812

                                                                              FACE
                                                                             AMOUNT^   VALUE+
                                                                             ------- -----------
                                                                              (000)
UNITED STATES -- (Continued)
FMR LLC
(Omega)  4.950%, 02/01/33.................................................    2,400  $ 2,983,529
GATX Corp.
         3.250%, 03/30/25.................................................    5,120    5,244,326
#        3.250%, 09/15/26.................................................    7,749    7,908,299
General Electric Co.
         6.750%, 03/15/32.................................................   29,038   36,988,321
General Mills, Inc.
         4.200%, 04/17/28.................................................    8,600    9,631,375
General Motors Co.
         4.200%, 10/01/27.................................................    2,000    2,044,147
General Motors Financial Co., Inc.
         5.250%, 03/01/26.................................................   17,826   19,339,078
         4.350%, 01/17/27.................................................    4,942    5,096,821
Georgia Power Co.
         3.250%, 04/01/26.................................................    3,000    3,128,764
#        3.250%, 03/30/27.................................................   15,966   16,648,302
Georgia-Pacific LLC
         7.750%, 11/15/29.................................................    1,000    1,436,320
Gilead Sciences, Inc.
         4.400%, 12/01/21.................................................    1,414    1,476,510
         3.700%, 04/01/24.................................................   10,612   11,276,657
         3.650%, 03/01/26.................................................    8,806    9,460,871
Global Payments, Inc.
#        4.800%, 04/01/26.................................................    7,031    7,899,260
         4.450%, 06/01/28.................................................    7,882    8,791,761
Goldman Sachs Group, Inc. (The)
         6.000%, 06/15/20.................................................       42       43,036
#        5.250%, 07/27/21.................................................    2,240    2,361,427
         4.000%, 03/03/24.................................................   21,404   22,863,532
         3.750%, 05/22/25.................................................    8,213    8,712,292
         3.750%, 02/25/26.................................................    5,350    5,691,562
Halliburton Co.
         3.500%, 08/01/23.................................................    6,399    6,651,327
         3.800%, 11/15/25.................................................    4,981    5,248,053
Harley-Davidson, Inc.
#        3.500%, 07/28/25.................................................    5,593    5,835,108
Hasbro, Inc.
         3.500%, 09/15/27.................................................    3,300    3,375,394
Hewlett Packard Enterprise Co.
         4.900%, 10/15/25.................................................    6,965    7,788,168
Honeywell International, Inc.
         2.500%, 11/01/26.................................................    9,698    9,922,047
Hormel Foods Corp.
         4.125%, 04/15/21.................................................    1,479    1,521,689
Humana, Inc.
#        3.850%, 10/01/24.................................................    7,825    8,298,713
Huntington Bancshares, Inc.
         3.150%, 03/14/21.................................................    1,582    1,604,123
#        2.300%, 01/14/22.................................................    2,292    2,305,033

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED


                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
UNITED STATES -- (Continued)
Hyatt Hotels Corp.
#   3.375%, 07/15/23.................................................      1,936  $ 2,006,895
Illinois Tool Works, Inc.
    1.250%, 05/22/23................................................. EUR  1,000    1,164,326
#   3.500%, 03/01/24.................................................      6,399    6,788,214
Intel Corp.
#   2.700%, 12/15/22.................................................        413      424,414
#   3.150%, 05/11/27.................................................      2,500    2,675,016
    4.000%, 12/15/32.................................................      3,200    3,731,072
Intercontinental Exchange, Inc.
    3.750%, 12/01/25.................................................     10,000   10,823,000
International Business Machines Corp.
#   2.250%, 02/19/21.................................................     17,824   17,912,860
#   3.375%, 08/01/23.................................................      4,409    4,611,625
#   3.625%, 02/12/24.................................................      9,600   10,189,892
#   3.300%, 01/27/27.................................................     26,154   27,747,111
International Paper Co.
#   3.650%, 06/15/24.................................................      7,850    8,283,447
    3.800%, 01/15/26.................................................      3,050    3,257,358
Interpublic Group of Cos., Inc. (The)
    4.200%, 04/15/24.................................................      3,903    4,195,512
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
#   4.850%, 01/15/27.................................................      6,594    7,102,018
JM Smucker Co. (The)
    3.500%, 03/15/25.................................................      6,042    6,371,966
Johnson & Johnson
#   2.450%, 03/01/26.................................................      3,212    3,289,794
Johnson Controls International P.L.C.
    1.000%, 09/15/23................................................. EUR 13,315   15,264,714
#   3.625%, 07/02/24.................................................        915      963,210
JPMorgan Chase & Co.
    2.750%, 02/01/23................................................. EUR  5,750    6,983,741
    3.625%, 05/13/24.................................................     12,131   12,902,562
#   3.900%, 07/15/25.................................................     13,351   14,390,879
    2.950%, 10/01/26.................................................        500      515,865
Juniper Networks, Inc.
#   4.500%, 03/15/24.................................................      4,224    4,562,195
#   3.750%, 08/15/29.................................................      4,000    4,064,518
Kellogg Co.
#   3.250%, 04/01/26.................................................     13,739   14,330,026
#   3.400%, 11/15/27.................................................     14,600   15,354,961
    7.450%, 04/01/31.................................................      6,959    9,689,414
Keurig Dr Pepper, Inc.
    2.000%, 01/15/20.................................................         88       87,973
    3.400%, 11/15/25.................................................      5,885    6,161,306
KeyBank NA
    2.500%, 12/15/19.................................................        153      153,083
    3.300%, 06/01/25.................................................        750      795,262

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                 (000)
UNITED STATES -- (Continued)
KeyCorp
          2.900%, 09/15/20.................................................        319  $   321,632
          5.100%, 03/24/21.................................................        101      105,154
Kimberly-Clark Corp.
#         2.400%, 06/01/23.................................................      1,920    1,960,155
Kohl's Corp.
          4.750%, 12/15/23.................................................      1,417    1,521,751
Kraft Heinz Foods Co.
          3.950%, 07/15/25.................................................     18,315   19,296,002
Kroger Co. (The)
          3.850%, 08/01/23.................................................      3,341    3,529,615
          7.500%, 04/01/31.................................................     16,177   22,500,319
L3Harris Technologies, Inc.
          2.700%, 04/27/20.................................................        121      121,200
#(Omega)  3.950%, 05/28/24.................................................      2,469    2,633,451
Laboratory Corp. of America Holdings
          4.000%, 11/01/23.................................................      3,840    4,077,270
#         3.600%, 09/01/27.................................................      2,500    2,656,477
Lam Research Corp.
          3.800%, 03/15/25.................................................      4,094    4,389,136
          4.000%, 03/15/29.................................................      3,000    3,320,034
Lear Corp.
#         3.800%, 09/15/27.................................................      5,000    5,063,893
Legg Mason, Inc.
#         3.950%, 07/15/24.................................................      4,736    5,029,610
          4.750%, 03/15/26.................................................      9,317   10,236,928
Liberty Mutual Group, Inc.
(Omega)   4.569%, 02/01/29.................................................      6,665    7,531,721
Lincoln National Corp.
          6.250%, 02/15/20.................................................        117      118,329
Lockheed Martin Corp.
          2.900%, 03/01/25.................................................      4,480    4,680,050
          3.550%, 01/15/26.................................................      4,800    5,187,222
Loews Corp.
#         2.625%, 05/15/23.................................................      3,761    3,833,828
          3.750%, 04/01/26.................................................     10,670   11,511,982
Lowe's Cos., Inc.
#         3.120%, 04/15/22.................................................        292      298,886
          3.375%, 09/15/25.................................................      5,183    5,492,335
LYB International Finance II BV
          1.875%, 03/02/22................................................. EUR  4,900    5,666,298
          3.500%, 03/02/27.................................................      4,166    4,340,780
LyondellBasell Industries NV
          5.750%, 04/15/24.................................................      5,827    6,581,042
Magellan Midstream Partners L.P.
#         4.250%, 02/01/21.................................................      1,516    1,557,517
Manufacturers & Traders Trust Co.
          2.100%, 02/06/20.................................................        243      243,087
          2.900%, 02/06/25.................................................      8,028    8,300,693

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CONTINUED


                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
UNITED STATES -- (Continued)
Marathon Petroleum Corp.
    3.625%, 09/15/24.................................................      8,191  $ 8,644,482
Marriott International, Inc.
    2.875%, 03/01/21.................................................      1,009    1,020,238
    4.000%, 04/15/28.................................................      7,900    8,526,785
Marsh & McLennan Cos., Inc.
    3.500%, 06/03/24.................................................      8,320    8,754,324
Mastercard, Inc.
    1.100%, 12/01/22................................................. EUR    405      466,873
    2.950%, 11/21/26.................................................      2,700    2,851,809
Maxim Integrated Products, Inc.
    3.450%, 06/15/27.................................................      5,931    6,102,200
McDonald's Corp.
#   2.200%, 05/26/20.................................................        802      803,196
    3.500%, 07/15/20.................................................      4,915    4,969,148
    2.000%, 06/01/23................................................. EUR  3,100    3,716,404
    0.625%, 01/29/24................................................. EUR  8,900   10,172,058
McKesson Corp.
    3.796%, 03/15/24.................................................      4,348    4,563,676
    4.750%, 05/30/29.................................................      7,500    8,414,887
Medtronic, Inc.
    3.500%, 03/15/25.................................................        880      945,980
Merck & Co., Inc.
    2.750%, 02/10/25.................................................     11,609   12,048,592
MetLife, Inc.
#   3.600%, 04/10/24.................................................      6,140    6,527,118
Microsoft Corp.
#   2.700%, 02/12/25.................................................      1,567    1,630,871
#   2.400%, 08/08/26.................................................     29,634   30,363,478
#   3.300%, 02/06/27.................................................     14,692   15,903,586
Molson Coors Brewing Co.
#   3.500%, 05/01/22.................................................      2,787    2,870,030
    3.000%, 07/15/26.................................................     18,416   18,635,942
Morgan Stanley
    5.500%, 07/28/21.................................................        865      915,498
    3.875%, 04/29/24.................................................     11,982   12,776,491
    3.875%, 01/27/26.................................................     18,683   20,166,377
#   3.625%, 01/20/27.................................................     18,926   20,187,628
Mosaic Co. (The)
    4.250%, 11/15/23.................................................      3,965    4,223,558
#   4.050%, 11/15/27.................................................      6,000    6,343,183
Motorola Solutions, Inc.
#   3.750%, 05/15/22.................................................      1,799    1,869,653
    3.500%, 03/01/23.................................................      3,200    3,314,965
    4.600%, 05/23/29.................................................      4,700    5,169,659
MPLX L.P.
    4.125%, 03/01/27.................................................     12,320   12,938,169
Mylan NV
    3.950%, 06/15/26.................................................     18,167   18,860,994
Mylan, Inc.
#   4.200%, 11/29/23.................................................      4,480    4,692,751
Nasdaq, Inc.
    4.250%, 06/01/24.................................................      2,816    3,043,955

                                                                              FACE
                                                                             AMOUNT^   VALUE+
                                                                             ------- -----------
                                                                              (000)
UNITED STATES -- (Continued)
National Oilwell Varco, Inc.
#        2.600%, 12/01/22.................................................    3,923  $ 3,954,489
National Rural Utilities Cooperative Finance Corp.
         8.000%, 03/01/32.................................................    2,708    4,065,023
NetApp, Inc.
         3.250%, 12/15/22.................................................    1,088    1,109,389
#        3.300%, 09/29/24.................................................    3,451    3,549,756
Newell Brands, Inc.
         4.000%, 06/15/22.................................................    6,483    6,663,417
Newmont Goldcorp Corp.
         3.625%, 06/09/21.................................................    3,975    4,066,617
NextEra Energy Capital Holdings, Inc.
         4.500%, 06/01/21.................................................      828      855,177
         3.550%, 05/01/27.................................................   25,641   27,316,012
NIKE, Inc.
#        2.375%, 11/01/26.................................................   28,083   28,774,622
NiSource, Inc.
         3.850%, 02/15/23.................................................    2,335    2,433,693
Noble Energy, Inc.
         3.900%, 11/15/24.................................................    1,556    1,639,634
#        3.850%, 01/15/28.................................................   12,760   13,254,768
Nordstrom, Inc.
         4.750%, 05/01/20.................................................    1,337    1,352,580
         4.000%, 10/15/21.................................................      960      983,623
#        4.000%, 03/15/27.................................................   27,954   29,088,264
Northrop Grumman Corp.
         3.250%, 08/01/23.................................................      988    1,030,742
Nucor Corp.
#        3.950%, 05/01/28.................................................   10,245   11,207,584
Nuveen Finance LLC
(Omega)  4.125%, 11/01/24.................................................    2,748    2,984,229
NVIDIA Corp.
         3.200%, 09/16/26.................................................    3,800    4,003,550
Occidental Petroleum Corp.
         2.700%, 02/15/23.................................................      420      423,208
         3.400%, 04/15/26.................................................    7,291    7,421,238
#        3.000%, 02/15/27.................................................    7,118    7,055,216
Ohio Power Co.
#        5.375%, 10/01/21.................................................    2,308    2,455,634
Omnicom Group, Inc. / Omnicom Capital, Inc.
         3.650%, 11/01/24.................................................    6,057    6,400,278
ONEOK, Inc.
         4.000%, 07/13/27.................................................    6,623    6,987,149
Oracle Corp.
         2.950%, 05/15/25.................................................   27,858   28,978,234
#        2.650%, 07/15/26.................................................   39,785   40,827,778
         3.250%, 11/15/27.................................................   36,794   39,202,810
O'Reilly Automotive, Inc.
#        3.600%, 09/01/27.................................................   21,580   23,069,110
Packaging Corp. of America
         4.500%, 11/01/23.................................................    3,888    4,170,016

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

                                                                              FACE
                                                                             AMOUNT^   VALUE+
                                                                             ------- -----------
                                                                              (000)
UNITED STATES -- (Continued)
Parker-Hannifin Corp.
         3.300%, 11/21/24.................................................    6,093  $ 6,389,429
#        3.250%, 06/14/29.................................................    6,200    6,504,725
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
(Omega)  3.400%, 11/15/26.................................................    1,000    1,022,531
PepsiCo, Inc.
#        2.750%, 03/05/22.................................................    2,810    2,878,695
#        2.750%, 03/01/23.................................................    4,480    4,626,550
#        3.500%, 07/17/25.................................................   10,309   11,126,032
PerkinElmer, Inc.
#        3.300%, 09/15/29.................................................    3,700    3,711,820
Pfizer, Inc.
#        3.000%, 12/15/26.................................................   42,108   44,676,397
Philip Morris International, Inc.
#        3.250%, 11/10/24.................................................    7,098    7,444,095
Phillips 66
         4.300%, 04/01/22.................................................    2,235    2,361,531
Phillips 66 Partners L.P.
         3.550%, 10/01/26.................................................   23,603   24,657,338
         3.750%, 03/01/28.................................................    3,265    3,428,702
PNC Bank NA
         2.950%, 02/23/25.................................................    8,093    8,394,879
         3.250%, 06/01/25.................................................    8,000    8,435,007
PNC Financial Services Group, Inc. (The)
         4.375%, 08/11/20.................................................      267      272,121
#        3.300%, 03/08/22.................................................      795      819,306
PPG Industries, Inc.
#        3.750%, 03/15/28.................................................   13,512   14,742,785
         2.800%, 08/15/29.................................................    2,603    2,615,557
PPL Capital Funding, Inc.
#        3.400%, 06/01/23.................................................    3,334    3,441,592
         3.100%, 05/15/26.................................................   11,200   11,475,917
Precision Castparts Corp.
         3.250%, 06/15/25.................................................   30,987   32,805,880
Principal Financial Group, Inc.
         3.125%, 05/15/23.................................................    4,444    4,587,652
#        3.400%, 05/15/25.................................................    5,700    5,993,833
         3.100%, 11/15/26.................................................    5,472    5,677,294
Procter & Gamble Co. (The)
#        2.450%, 11/03/26.................................................    1,077    1,109,971
#        2.850%, 08/11/27.................................................   12,850   13,689,253
Progress Energy, Inc.
#        4.875%, 12/01/19.................................................      547      548,169
         4.400%, 01/15/21.................................................    1,225    1,252,749
         7.750%, 03/01/31.................................................    2,500    3,574,817
Progressive Corp. (The)
         3.750%, 08/23/21.................................................    4,352    4,500,880
Prudential Financial, Inc.
         3.878%, 03/27/28.................................................    1,215    1,343,255
PSEG Power LLC
         5.125%, 04/15/20.................................................    2,243    2,274,274
         4.300%, 11/15/23.................................................    5,815    6,184,571

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
UNITED STATES -- (Continued)
Puget Energy, Inc.
    6.000%, 09/01/21.................................................      7,900  $ 8,430,334
QUALCOMM, Inc.
    3.450%, 05/20/25.................................................     15,743   16,695,722
Quest Diagnostics, Inc.
    3.500%, 03/30/25.................................................        384      404,560
Reinsurance Group of America, Inc.
    5.000%, 06/01/21.................................................        960    1,002,235
    4.700%, 09/15/23.................................................      3,840    4,181,506
    3.950%, 09/15/26.................................................     16,189   17,113,997
Republic Services, Inc.
    3.550%, 06/01/22.................................................      4,488    4,664,182
Rockwell Automation, Inc.
    2.875%, 03/01/25.................................................      5,738    5,947,556
Roper Technologies, Inc.
#   3.000%, 12/15/20.................................................      1,285    1,298,512
Royal Caribbean Cruises, Ltd.
    7.500%, 10/15/27.................................................      5,180    6,627,699
    3.700%, 03/15/28.................................................     14,325   14,836,039
salesforce.com, Inc.
    3.700%, 04/11/28.................................................     12,800   14,135,296
Sempra Energy
    2.850%, 11/15/20.................................................      3,650    3,674,447
#   4.050%, 12/01/23.................................................      4,205    4,451,578
#   3.550%, 06/15/24.................................................      6,528    6,769,225
Sherwin-Williams Co. (The)
    3.450%, 08/01/25.................................................      6,794    7,182,586
    3.450%, 06/01/27.................................................      1,035    1,090,688
#   2.950%, 08/15/29.................................................      6,000    6,053,760
Southern Co. (The)
    3.250%, 07/01/26.................................................      8,992    9,381,140
Southern Power Co.
#   4.150%, 12/01/25.................................................      5,433    5,943,851
Southwest Airlines Co.
    2.650%, 11/05/20.................................................      5,140    5,177,935
    3.000%, 11/15/26.................................................      9,166    9,398,914
Southwest Gas Corp.
    3.700%, 04/01/28.................................................      2,900    3,128,552
Spirit AeroSystems, Inc.
#   4.600%, 06/15/28.................................................      4,200    4,532,075
Starbucks Corp.
#   3.850%, 10/01/23.................................................      1,231    1,309,571
State Street Corp.
#   3.300%, 12/16/24.................................................     13,947   14,746,570
#   3.550%, 08/18/25.................................................      8,254    8,909,040
Steelcase Inc.
    5.125%, 01/18/29.................................................      3,000    3,397,373
Stryker Corp.
    2.625%, 03/15/21.................................................        896      904,473
    3.375%, 05/15/24.................................................        512      538,616
    3.375%, 11/01/25.................................................     11,427   12,172,227
#   3.650%, 03/07/28.................................................     25,656   27,872,369

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
UNITED STATES -- (Continued)
SunTrust Banks, Inc.
    2.900%, 03/03/21.................................................      2,000  $ 2,022,577
Sysco Corp.
    2.600%, 10/01/20.................................................      2,965    2,982,662
    3.750%, 10/01/25.................................................        685      740,550
#   3.300%, 07/15/26.................................................     18,844   19,894,584
#   3.250%, 07/15/27.................................................      4,934    5,183,798
Tapestry, Inc.
    4.250%, 04/01/25.................................................     16,805   17,667,390
Target Corp.
#   2.500%, 04/15/26.................................................      4,468    4,596,615
TCI Communications, Inc.
    7.875%, 02/15/26.................................................      1,520    1,990,436
TD Ameritrade Holding Corp.
    2.950%, 04/01/22.................................................      1,785    1,824,589
    3.625%, 04/01/25.................................................      7,358    7,811,768
Texas Instruments, Inc.
#   2.900%, 11/03/27.................................................      3,500    3,672,825
TJX Cos., Inc. (The)
    2.250%, 09/15/26.................................................     17,600   17,660,983
TWDC Enterprises 18 Corp.
#   3.150%, 09/17/25.................................................      9,588   10,211,085
Tyson Foods, Inc.
    4.500%, 06/15/22.................................................      5,527    5,853,078
U.S. Bank NA
    2.800%, 01/27/25.................................................      5,950    6,173,605
Union Pacific Corp.
    2.750%, 04/15/23.................................................        640      654,263
    3.250%, 01/15/25.................................................      9,515    9,970,393
    3.950%, 09/10/28.................................................     22,950   25,538,534
United Parcel Service, Inc.
    0.375%, 11/15/23................................................. EUR    850      960,589
#   3.050%, 11/15/27.................................................      2,127    2,237,397
United Technologies Corp.
    3.100%, 06/01/22.................................................        158      162,780
    7.500%, 09/15/29.................................................        615      869,361
UnitedHealth Group, Inc.
#   2.750%, 02/15/23.................................................      8,672    8,873,535
#   3.750%, 07/15/25.................................................     12,530   13,589,927
    3.100%, 03/15/26.................................................      1,290    1,345,551
Unum Group
    4.000%, 03/15/24.................................................      5,051    5,362,773
    3.875%, 11/05/25.................................................      1,977    2,096,661
    4.000%, 06/15/29.................................................      7,000    7,355,541
US Bancorp
    2.350%, 01/29/21.................................................        806      811,186
Valero Energy Corp.
    3.400%, 09/15/26.................................................      8,918    9,246,999
    7.500%, 04/15/32.................................................        580      794,633
Verizon Communications, Inc.
    3.376%, 02/15/25.................................................      2,414    2,562,292
    2.625%, 08/15/26.................................................      2,026    2,069,630
    4.125%, 03/16/27.................................................      3,000    3,342,935
    4.329%, 09/21/28.................................................      2,500    2,845,107

                                                                              FACE
                                                                             AMOUNT^     VALUE+
                                                                             ------- --------------
                                                                              (000)
UNITED STATES -- (Continued)
         4.016%, 12/03/29.................................................   17,153  $   19,173,966
Viacom, Inc.
         4.500%, 03/01/21.................................................    1,856       1,914,744
         4.250%, 09/01/23.................................................      640         680,079
         3.875%, 04/01/24.................................................    4,899       5,150,978
Visa, Inc.
         3.150%, 12/14/25.................................................   14,555      15,562,316
VMware, Inc.
         3.900%, 08/21/27.................................................    1,024       1,057,007
Walgreen Co.
         3.100%, 09/15/22.................................................    3,807       3,928,036
Walgreens Boots Alliance, Inc.
         3.300%, 11/18/21.................................................    7,828       8,002,267
         3.450%, 06/01/26.................................................    4,465       4,621,647
Walt Disney Co. (The)
(Omega)  3.700%, 09/15/24.................................................   14,364      15,418,153
Waste Management, Inc.
#        4.600%, 03/01/21.................................................    1,831       1,885,584
         3.500%, 05/15/24.................................................    4,942       5,221,494
         3.125%, 03/01/25.................................................    3,460       3,624,983
WEC Energy Group, Inc.
         2.450%, 06/15/20.................................................    1,658       1,661,835
         3.550%, 06/15/25.................................................    6,271       6,700,254
Wells Fargo & Co.
#        2.600%, 07/22/20.................................................      297         298,321
#        3.500%, 03/08/22.................................................    8,768       9,053,627
         3.000%, 02/19/25.................................................   16,264      16,726,790
         3.000%, 04/22/26.................................................   11,473      11,774,476
         3.000%, 10/23/26.................................................    1,490       1,533,052
WestRock MWV LLC
#        8.200%, 01/15/30.................................................   19,367      26,815,937
Whirlpool Corp.
         4.700%, 06/01/22.................................................    1,920       2,039,916
         3.700%, 05/01/25.................................................   15,463      16,320,899
Williams Cos., Inc. (The)
         4.000%, 09/15/25.................................................   12,364      13,124,517
         3.750%, 06/15/27.................................................    7,863       8,186,720
Wisconsin Electric Power Co.
         3.100%, 06/01/25.................................................    3,200       3,342,132
WRKCo, Inc.
#        4.200%, 06/01/32.................................................    1,800       1,997,762
Zimmer Biomet Holdings, Inc.
         3.550%, 04/01/25.................................................    5,634       5,959,875
Zoetis, Inc.
#        3.000%, 09/12/27.................................................   26,275      27,063,181
                                                                                     --------------
TOTAL UNITED STATES.......................................................            3,964,764,573
                                                                                     --------------
TOTAL BONDS...............................................................            5,479,236,493
                                                                                     --------------
AGENCY OBLIGATIONS -- (21.0%)
Federal Farm Credit Bank
         4.670%, 05/07/20.................................................    1,658       1,684,123
         5.350%, 08/07/20.................................................    1,984       2,040,711
         3.650%, 12/21/20.................................................   13,026      13,303,706

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

                                                                         FACE
                                                                        AMOUNT^    VALUE+
                                                                        ------- ------------
                                                                         (000)
    5.250%, 03/02/21.................................................     1,806 $  1,890,438
    5.220%, 02/22/22.................................................     1,480    1,601,726
    5.210%, 12/19/22.................................................     6,276    6,987,493
    4.800%, 02/13/23.................................................       576      636,884
    5.250%, 03/06/23.................................................     1,776    1,993,161
    5.220%, 05/15/23.................................................    14,240   16,058,877
    2.630%, 08/03/26.................................................     5,760    6,103,909
    5.770%, 01/05/27.................................................     1,920    2,442,967
Federal Home Loan Bank
    1.577%, 11/19/19.................................................    56,000   55,952,960
    1.875%, 03/13/20.................................................     7,260    7,267,494
    4.125%, 03/13/20.................................................     6,560    6,620,541
    3.000%, 03/18/20.................................................     5,350    5,378,574
    3.375%, 06/12/20.................................................     8,435    8,524,632
    2.875%, 09/11/20.................................................     4,355    4,403,449
    4.625%, 09/11/20.................................................     7,590    7,789,249
    3.125%, 12/11/20.................................................     1,775    1,804,010
    5.250%, 12/11/20.................................................     2,235    2,324,726
    1.750%, 03/12/21.................................................    11,970   11,989,910
    5.000%, 03/12/21.................................................     1,535    1,605,829
#   3.625%, 06/11/21.................................................     2,970    3,066,553
    5.625%, 06/11/21.................................................    10,945   11,639,240
    2.625%, 12/10/21.................................................    31,855   32,556,185
    5.000%, 12/10/21.................................................    13,470   14,420,275
    2.250%, 03/11/22.................................................     1,460    1,483,620
    5.250%, 06/10/22.................................................     2,440    2,667,145
    5.750%, 06/10/22.................................................     5,775    6,387,079
    5.375%, 09/30/22.................................................    18,760   20,739,514
    5.250%, 12/09/22.................................................     4,440    4,929,314
    3.250%, 03/08/24.................................................    29,405   31,432,012
    2.875%, 06/14/24.................................................     4,845    5,114,963
    5.375%, 08/15/24.................................................     5,490    6,430,261
    5.365%, 09/09/24.................................................       600      703,447
    2.875%, 09/13/24.................................................    67,240   70,988,434
    2.750%, 12/13/24.................................................    86,645   91,251,701
    3.125%, 09/12/25.................................................    10,000   10,775,317
    4.375%, 03/13/26.................................................     5,950    6,870,459
    5.750%, 06/12/26.................................................    11,775   14,709,056
    2.500%, 12/10/27.................................................     4,000    4,164,320
    3.000%, 03/10/28.................................................    26,900   29,172,151
    3.250%, 06/09/28.................................................   100,515  111,218,770
#   3.250%, 11/16/28.................................................   106,250  118,397,879
Federal Home Loan Mortgage Corp.
    6.750%, 09/15/29.................................................    20,465   29,287,222
    6.750%, 03/15/31.................................................    70,931  104,859,714
#   6.250%, 07/15/32.................................................    49,127   72,377,541
Federal National Mortgage Association
#   1.250%, 05/06/21.................................................     4,942    4,918,582
    2.000%, 01/05/22.................................................    24,395   24,609,252
#   2.375%, 01/19/23.................................................    38,550   39,542,912
#   2.625%, 09/06/24.................................................   151,431  158,693,887
#   2.125%, 04/24/26.................................................   111,970  115,225,472
#   1.875%, 09/24/26.................................................   169,229  171,632,490

                                                                         FACE
                                                                        AMOUNT^     VALUE+
                                                                        ------- --------------
                                                                         (000)
#   6.250%, 05/15/29.................................................    79,208 $  109,405,497
    7.125%, 01/15/30.................................................    29,779     44,005,533
    7.250%, 05/15/30.................................................    58,101     87,258,488
    6.625%, 11/15/30.................................................   110,212    160,979,875
Tennessee Valley Authority
    3.875%, 02/15/21.................................................    31,374     32,248,071
    1.875%, 08/15/22.................................................    37,801     38,049,327
#   2.875%, 09/15/24.................................................    68,801     72,528,716
    6.750%, 11/01/25.................................................    25,327     32,360,170
    2.875%, 02/01/27.................................................    31,804     33,776,643
#   7.125%, 05/01/30.................................................    60,683     88,971,138
                                                                                --------------
TOTAL AGENCY OBLIGATIONS.............................................            2,188,253,594
                                                                                --------------
U.S. TREASURY OBLIGATIONS -- (19.8%)
U.S. Treasury Bills
    0.000%, 11/26/19.................................................   120,000    119,870,903
U.S. Treasury Bonds
    7.500%, 11/15/24.................................................    24,371     31,385,844
    6.875%, 08/15/25.................................................    47,904     61,949,990
    6.000%, 02/15/26.................................................    44,152     55,798,183
    6.750%, 08/15/26.................................................    38,863     51,725,875
    6.625%, 02/15/27.................................................    44,651     60,025,675
    6.125%, 11/15/27.................................................    29,407     39,347,142
    5.250%, 11/15/28.................................................    10,442     13,576,769
    5.250%, 02/15/29.................................................    85,685    112,019,749
    6.125%, 08/15/29.................................................    35,585     49,840,820
    6.250%, 05/15/30.................................................    35,710     51,348,757
    5.375%, 02/15/31.................................................    95,000    130,524,805
U.S. Treasury Notes
    2.125%, 07/31/24.................................................    10,000     10,268,750
    2.125%, 05/15/25.................................................    68,730     70,751,217
    2.875%, 05/31/25.................................................    25,000     26,738,281
    2.000%, 08/15/25.................................................    60,000     61,403,906
    2.250%, 11/15/25.................................................    98,895    102,661,509
    1.625%, 02/15/26.................................................    90,499     90,665,451
    1.625%, 05/15/26.................................................   103,533    103,711,148
    1.500%, 08/15/26.................................................   103,787    103,098,088
    1.625%, 09/30/26.................................................    20,000     20,024,219
    2.250%, 02/15/27.................................................    60,000     62,653,125
    2.375%, 05/15/27.................................................    61,200     64,525,360
    2.250%, 11/15/27.................................................    79,018     82,685,243
    2.750%, 02/15/28.................................................    51,300     55,684,547
    2.875%, 05/15/28.................................................    45,000     49,361,133
    2.875%, 08/15/28.................................................    63,000     69,211,406
    3.125%, 11/15/28.................................................    77,000     86,351,289
    2.625%, 02/15/29.................................................   100,000    108,109,375
    2.375%, 05/15/29.................................................    88,000     93,310,937

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED


                                                          FACE
                                                         AMOUNT^     VALUE+
                                                         ------- --------------
                                                          (000)
    1.625%, 08/15/29.................................... 30,000  $   29,820,703
                                                                 --------------
 TOTAL U.S. TREASURY OBLIGATIONS........................          2,068,450,199
                                                                 --------------
 TOTAL INVESTMENT SECURITIES (Cost $9,268,790,757)                9,735,940,286
                                                                 --------------

                                                               SHARES       VALUE+
                                                             ---------- ---------------
SECURITIES LENDING COLLATERAL -- (6.7%)
@(S) The DFA Short Term Investment Fund..................... 59,944,133 $   693,613,558
                                                                        ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $9,962,336,303).........            $10,429,553,844
                                                                        ===============

As of October 31, 2019, DFA Investment Grade Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                          UNREALIZED
                                                                                           FOREIGN
                                                                                           EXCHANGE
                                                                             SETTLEMENT  APPRECIATION
      CURRENCY PURCHASED         CURRENCY SOLD          COUNTERPARTY            DATE    (DEPRECIATION)
      ------------------        --------------- ---------------------------- ---------- --------------
EUR................ 129,339,551 USD 143,596,650 State Street Bank and Trust   11/01/19   $   655,710
                                                                                         -----------
TOTAL APPRECIATION                                                                       $   655,710

USD................ 142,442,423 EUR 129,339,551 UBS AG                        11/01/19   $(1,809,936)
USD................  79,178,163 EUR  72,235,296 National Australia Bank Ltd.  12/27/19    (1,689,767)
USD................  79,517,832 EUR  72,531,854 Bank of America Corp.         12/30/19    (1,701,507)
USD................  23,023,091 CAD  30,666,244 State Street Bank and Trust   01/03/20      (269,316)
USD................ 143,559,618 EUR 128,713,529 State Street Bank and Trust   01/03/20      (616,495)
USD................  84,809,291 SEK 816,810,918 UBS AG                        01/23/20      (179,921)
USD................  43,846,155 GBP  34,113,528 State Street Bank and Trust   01/24/20      (462,061)
                                                                                         -----------
TOTAL (DEPRECIATION)                                                                     $(6,729,003)
                                                                                         -----------
TOTAL APPRECIATION
(DEPRECIATION)                                                                           $(6,073,293)
                                                                                         ===========

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              -----------------------------------------
                                              LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                              ------- ------------ ------- ------------
Bonds
   Australia.................................   --    $162,725,718   --    $162,725,718
   Belgium...................................   --      45,051,028   --      45,051,028
   Canada....................................   --     135,071,026   --     135,071,026
   Denmark...................................   --      45,422,837   --      45,422,837
   Finland...................................   --       1,144,822   --       1,144,822
   France....................................   --     109,388,705   --     109,388,705
   Germany...................................   --     131,419,604   --     131,419,604
   Ireland...................................   --       1,639,814   --       1,639,814
   Italy.....................................   --      14,329,423   --      14,329,423
   Japan.....................................   --     175,081,194   --     175,081,194
   Netherlands...............................   --     131,699,914   --     131,699,914
   Norway....................................   --      14,147,034   --      14,147,034

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CONTINUED


                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        ------------------------------------------------------
                                                          LEVEL 1      LEVEL 2        LEVEL 3       TOTAL
                                                        ---------- ---------------  ---------- ---------------
   Spain...............................................         -- $    67,730,316          -- $    67,730,316
   Supranational Organization Obligations..............         --      24,897,584          --      24,897,584
   Sweden..............................................         --     101,432,637          --     101,432,637
   Switzerland.........................................         --      74,860,573          --      74,860,573
   United Kingdom......................................         --     278,429,691          --     278,429,691
   United States.......................................         --   3,964,764,573          --   3,964,764,573
Agency Obligations.....................................         --   2,188,253,594          --   2,188,253,594
U.S. Treasury Obligations..............................         --   2,068,450,199          --   2,068,450,199
Securities Lending Collateral..........................         --     693,613,558          --     693,613,558
Forward Currency Contracts**...........................         --      (6,073,293)         --      (6,073,293)
                                                        ---------- ---------------  ---------- ---------------
TOTAL..................................................         -- $10,423,480,551          -- $10,423,480,551
                                                        ========== ===============  ========== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                    DFA DIVERSIFIED FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                          FACE
                                                                         AMOUNT       VALUE+
                                                                       ---------- --------------
                                                                         (000)
                                                                       ----------
U.S. TREASURY OBLIGATIONS -- (19.7%)
Treasury Inflation Protected Security
   0.125%, 04/15/20...................................................     34,407 $   37,494,461
   0.125%, 04/15/21...................................................     38,186     41,011,438
   0.125%, 01/15/22...................................................      8,500      9,569,119
   0.125%, 04/15/22...................................................     17,400     18,208,546
   0.125%, 01/15/23...................................................     20,300     22,423,696
   2.375%, 01/15/25...................................................     20,873     31,574,191
   0.625%, 01/15/26...................................................     10,650     11,796,540
   1.750%, 01/15/28...................................................      1,800      2,477,689
   3.625%, 04/15/28...................................................     11,900     24,202,765
   2.500%, 01/15/29...................................................      2,500      3,608,897
   3.875%, 04/15/29...................................................      3,600      7,526,449
                                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS.......................................               209,893,791
                                                                                  --------------

                                                                         SHARES
                                                                       ----------
AFFILIATED INVESTMENT COMPANIES -- (79.3%)
   Investment in DFA Intermediate Government Fixed Income Portfolio
     of DFA Investment Dimensions Group Inc........................... 40,731,482    529,101,954
   Investment in DFA Two-Year Global Fixed Income Portfolio of DFA
     Investment Dimensions Group Inc.................................. 31,456,750    315,511,199
                                                                                  --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES..................               844,613,153
                                                                                  --------------
TOTAL INVESTMENT SECURITIES
  (Cost $1,026,886,443)...............................................             1,054,506,944
                                                                                  --------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
   State Street Institutional U.S. Government Money Market
   Fund 1.752%........................................................ 10,216,360     10,216,360
                                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,037,102,803)...............................................            $1,064,723,304
                                                                                  ==============

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------------
                                                               LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                             ------------ ------------ -------- --------------
U.S. Treasury Obligations...................................           -- $209,893,791       -- $  209,893,791
Affiliated Investment Companies............................. $844,613,153           --       --    844,613,153
Temporary Cash Investments..................................   10,216,360           --       --     10,216,360
                                                             ------------ ------------ -------- --------------
TOTAL....................................................... $854,829,513 $209,893,791       -- $1,064,723,304
                                                             ============ ============ ======== ==============

                See accompanying Notes to Financial Statements.

                              DFA LTIP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                                               FACE
                                                                                           AMOUNT^(+/-)    VALUE+
                                                                                           ------------ ------------
                                                                                              (000)
                                                                                           ------------
U.S. TREASURY OBLIGATIONS -- (100.0%)
Treasury Inflation Protected Security
   1.000%, 02/15/46.......................................................................    17,555    $ 20,990,114
   0.875%, 02/15/47.......................................................................    56,315      64,384,709
   1.000%, 02/15/48.......................................................................    55,760      64,450,365
   1.000%, 02/15/49.......................................................................    56,350      64,212,558
                                                                                                        ------------
TOTAL U.S. TREASURY OBLIGATIONS...........................................................               214,037,746
                                                                                                        ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $192,914,637).....................................................................              $214,037,746
                                                                                                        ============

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   -----------------------------------------
                                                   LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
-                                                  ------- ------------ ------- ------------
U.S. Treasury Obligations.........................     --  $214,037,746     --  $214,037,746
                                                   ------  ------------ ------  ------------
TOTAL.............................................     --  $214,037,746     --  $214,037,746
                                                   ======  ============ ======  ============

                See accompanying Notes to Financial Statements.

                 DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                                                   FACE
                                                                                                AMOUNT(+/-)     VALUE+
                                                                                                ----------- --------------
                                                                                                   (000)
                                                                                                -----------
U.S. TREASURY OBLIGATIONS -- (99.4%)
Treasury Inflation Protected Security
   0.625%, 01/15/26............................................................................    435,000  $  481,830,639
   2.000%, 01/15/26............................................................................    147,800     211,839,280
   0.125%, 07/15/26............................................................................    396,950     424,391,706
   0.375%, 01/15/27............................................................................    490,000     526,712,525
   2.375%, 01/15/27............................................................................    167,500     245,954,131
   0.375%, 07/15/27............................................................................    445,500     475,121,977
   0.500%, 01/15/28............................................................................     71,100      75,756,569
   1.750%, 01/15/28............................................................................    206,700     284,521,320
   3.625%, 04/15/28............................................................................    152,500     310,161,488
   0.750%, 07/15/28............................................................................     83,000      89,169,833
   0.875%, 01/15/29............................................................................    442,000     476,999,947
   2.500%, 01/15/29............................................................................    282,500     407,805,408
   3.875%, 04/15/29............................................................................    185,745     388,333,404
   3.375%, 04/15/32............................................................................    232,000     462,161,828
                                                                                                            --------------
TOTAL U.S. TREASURY OBLIGATIONS................................................................              4,860,760,055
                                                                                                            --------------

                                                                                                  SHARES
                                                                                                -----------
TEMPORARY CASH INVESTMENTS -- (0.6%)
   State Street Institutional U.S. Government Money Market Fund 1.752%......................... 27,470,660      27,470,660
                                                                                                            --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,741,191,387)........................................................................             $4,888,230,715
                                                                                                            ==============

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   -------------------------------------------------
                                                     LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                   ----------- -------------- ------- --------------
U.S. Treasury Obligations.........................          -- $4,860,760,055     --  $4,860,760,055
Temporary Cash Investments........................ $27,470,660             --     --      27,470,660
                                                   ----------- -------------- ------  --------------
TOTAL............................................. $27,470,660 $4,860,760,055     --  $4,888,230,715
                                                   =========== ============== ======  ==============

                See accompanying Notes to Financial Statements.

                   DFA SHORT-DURATION REAL RETURN PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                                                  FACE
                                                                                                 AMOUNT^   VALUE+
                                                                                                 ------- -----------
                                                                                                  (000)
BONDS -- (83.9%)
AUSTRALIA -- (3.2%)
ANZ New Zealand International, Ltd.
            0.400%, 03/01/22................................................................ EUR    200  $   225,558
ASB Finance, Ltd.
            0.500%, 06/10/22................................................................ EUR  3,800    4,304,169
Australia & New Zealand Banking Group Ltd.
(r)         2.584%, 05/17/21................................................................      2,000    2,007,595
Australia & New Zealand Banking Group, Ltd.
            2.550%, 11/23/21................................................................      2,700    2,736,770
(r)(Omega)  3.018%, 11/23/21................................................................      4,000    4,046,242
#           2.625%, 05/19/22................................................................        250      254,716
Commonwealth Bank of Australia
(Omega)     2.750%, 03/10/22................................................................      4,974    5,062,965
#           2.750%, 03/10/22................................................................        200      203,577
            0.500%, 07/11/22................................................................ EUR  2,500    2,835,187
National Australia Bank, Ltd.
            2.800%, 01/10/22................................................................      8,000    8,152,100
            0.875%, 01/20/22................................................................ EUR  1,700    1,938,537
#           2.500%, 05/22/22................................................................      1,635    1,658,361
            0.350%, 09/07/22................................................................ EUR  1,600    1,808,463
Westpac Banking Corp.
#           2.100%, 05/13/21................................................................        461      462,667
            2.800%, 01/11/22................................................................     11,749   11,974,280
            0.250%, 01/17/22................................................................ EUR    450      505,945
                                                                                                         -----------
TOTAL AUSTRALIA.............................................................................              48,177,132
                                                                                                         -----------
BELGIUM -- (1.1%)
Anheuser-Busch InBev SA
            0.800%, 04/20/23................................................................ EUR  1,700    1,950,789
Dexia Credit Local SA
            0.250%, 06/02/22................................................................ EUR    350      396,085
            0.750%, 01/25/23................................................................ EUR  7,750    8,939,252
            0.250%, 06/01/23................................................................ EUR  5,400    6,137,169
                                                                                                         -----------
TOTAL BELGIUM...............................................................................              17,423,295
                                                                                                         -----------
CANADA -- (7.6%)
Bank of Montreal
            3.100%, 07/13/20................................................................      5,000    5,043,171
(r)         2.922%, 08/27/21................................................................        800      808,720
Bank of Nova Scotia (The)
            2.350%, 10/21/20................................................................      8,005    8,043,364
Canadian Natural Resources, Ltd.
            2.950%, 01/15/23................................................................      4,500    4,591,870
Enbridge, Inc.
            2.900%, 07/15/22................................................................      6,010    6,140,417

                                                                                 FACE
                                                                                AMOUNT^    VALUE+
                                                                                ------- ------------
                                                                                 (000)
CANADA -- (Continued)
Husky Energy, Inc.
#         3.950%, 04/15/22.................................................      1,250  $  1,293,490
Province of Alberta Canada
          1.900%, 12/06/19.................................................      5,000     4,998,900
Rogers Communications, Inc.
          4.100%, 10/01/23.................................................      3,000     3,199,560
Royal Bank of Canada
          2.125%, 03/02/20.................................................      3,965     3,968,000
          2.350%, 10/30/20.................................................     11,000    11,058,829
(r)       2.326%, 04/30/21.................................................     11,812    11,854,086
          1.583%, 09/13/21................................................. CAD  6,000     4,519,201
          1.968%, 03/02/22................................................. CAD  2,300     1,741,790
          2.000%, 03/21/22................................................. CAD 11,000     8,336,064
Toronto-Dominion Bank (The)
#         3.150%, 09/17/20.................................................      2,000     2,022,247
          2.500%, 12/14/20.................................................     16,681    16,803,706
          1.994%, 03/23/22................................................. CAD 16,300    12,350,675
          3.005%, 05/30/23................................................. CAD  5,000     3,915,155
          0.625%, 07/20/23................................................. EUR  4,800     5,492,628
                                                                                        ------------
TOTAL CANADA...............................................................              116,181,873
                                                                                        ------------
DENMARK -- (0.2%)
Danske Bank A.S.
(Omega)   2.750%, 09/17/20.................................................      3,000     3,018,098
                                                                                        ------------
FINLAND -- (0.8%)
Nordea Bank Abp
#(Omega)  2.500%, 09/17/20.................................................      4,000     4,023,425
(Omega)   2.250%, 05/27/21.................................................      3,800     3,820,772
          0.300%, 06/30/22................................................. EUR  1,000     1,127,912
OP Corporate Bank P.L.C.
          0.375%, 08/29/23................................................. EUR  3,000     3,399,132
                                                                                        ------------
TOTAL FINLAND..............................................................               12,371,241
                                                                                        ------------
FRANCE -- (2.9%)
Agence Francaise de Developpement EPIC
          1.625%, 01/21/20.................................................        872       871,334
          0.500%, 10/25/22................................................. EUR    500       571,368
Airgas, Inc.
          2.375%, 02/15/20.................................................      4,000     4,002,409
BNP Paribas SA
          2.375%, 05/21/20.................................................        500       501,316
(Omega)   2.950%, 05/23/22.................................................      2,500     2,548,482
BPCE SA
          2.650%, 02/03/21.................................................      1,300     1,309,214
Caisse d'Amortissement de la Dette Sociale
          0.500%, 05/25/23................................................. EUR  4,500     5,186,378

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED


                                                                                   FACE
                                                                                  AMOUNT^   VALUE+
                                                                                  ------- -----------
                                                                                   (000)
FRANCE -- (Continued)
Credit Agricole SA
(Omega)     3.375%, 01/10/22.................................................      2,000  $ 2,049,963
Electricite de France SA
#(Omega)    2.350%, 10/13/20.................................................      1,000    1,003,492
Pernod Ricard SA
(Omega)     5.750%, 04/07/21.................................................      5,000    5,263,045
Sanofi
            0.500%, 03/21/23................................................. EUR  5,900    6,721,283
            2.500%, 11/14/23................................................. EUR  3,500    4,295,824
Societe Generale S.A.
(Omega)     4.250%, 09/14/23.................................................      5,000    5,310,692
Societe Generale SA
(Omega)     3.250%, 01/12/22.................................................      2,000    2,041,181
Total Capital International SA
            0.250%, 07/12/23................................................. EUR  1,500    1,695,651
                                                                                          -----------
TOTAL FRANCE.................................................................              43,371,632
                                                                                          -----------
GERMANY -- (5.5%)
BMW Finance NV
            0.625%, 10/06/23................................................. EUR  2,200    2,501,260
BMW US Capital LLC
(r)(Omega)  2.676%, 08/13/21.................................................      5,463    5,473,281
(Omega)     3.450%, 04/12/23.................................................      2,000    2,082,558
Daimler Finance North America LLC
(Omega)     2.700%, 08/03/20.................................................      3,085    3,100,459
(Omega)     2.850%, 01/06/22.................................................      3,000    3,038,507
Daimler Finance North America, LLC
(r)(Omega)  2.600%, 02/22/21.................................................      2,125    2,125,425
Deutsche Bank AG
#           2.950%, 08/20/20.................................................      1,900    1,903,789
Erste Abwicklungsanstalt Floating Rate Note
(r)         2.312%, 03/09/20.................................................      1,000    1,000,790
FMS Wertmanagement
            1.375%, 06/08/21.................................................      4,000    3,980,765
Kreditanstalt fuer Wiederaufbau
            1.875%, 06/30/20.................................................      4,000    4,002,110
#           2.750%, 09/08/20.................................................      2,000    2,016,838
            0.000%, 12/15/22................................................. EUR 12,500   14,154,324
            0.125%, 06/07/23................................................. EUR  3,400    3,872,751
            0.000%, 09/15/23................................................. EUR  2,000    2,269,242
Landwirtschaftliche Rentenbank Floating Rate Note
(r)         2.388%, 06/03/21.................................................      4,806    4,821,648
Landwirtschaftliche Rentenbank
            0.050%, 06/12/23................................................. EUR  7,500    8,516,250
NRW Bank
            0.000%, 08/10/22................................................. EUR  3,500    3,949,345

                                                                                   FACE
                                                                                  AMOUNT^   VALUE+
                                                                                  ------- -----------
                                                                                   (000)
GERMANY -- (Continued)
            0.125%, 07/07/23................................................. EUR  2,400  $ 2,726,121
NRW. Bank Floating Rate Note
(r)         2.187%, 03/05/21.................................................      1,000    1,000,020
State of North Rhine- Westphalia Germany
            0.200%, 04/17/23................................................. EUR  1,000    1,137,940
Volkswagen Group of America Finance LLC
(Omega)     2.400%, 05/22/20.................................................      4,000    4,006,479
(r)(Omega)  2.946%, 11/13/20.................................................      2,890    2,902,439
(Omega)     4.000%, 11/12/21.................................................      3,000    3,109,222
                                                                                          -----------
TOTAL GERMANY................................................................              83,691,563
                                                                                          -----------
ITALY -- (0.2%)
Enel Finance International NV
(Omega)     2.875%, 05/25/22.................................................      2,500    2,532,538
                                                                                          -----------
JAPAN -- (5.7%)
American Honda Finance Corp.
#           2.450%, 09/24/20.................................................      3,000    3,015,495
(r)         2.391%, 02/12/21.................................................      3,000    2,999,291
#(r)        2.637%, 11/05/21.................................................      1,000    1,001,960
            0.550%, 03/17/23................................................. EUR  3,000    3,406,513
Daiwa Securities Group, Inc.
(Omega)     3.129%, 04/19/22.................................................      1,770    1,804,438
Mitsubishi UFJ Financial Group, Inc.
            2.950%, 03/01/21.................................................      5,000    5,058,671
            2.190%, 09/13/21.................................................      2,000    2,003,570
Mizuho Bank, Ltd.
(Omega)     2.700%, 10/20/20.................................................      2,000    2,015,982
Mizuho Financial Group, Inc.
(r)         3.267%, 09/13/21.................................................      1,786    1,808,396
            2.953%, 02/28/22.................................................      5,000    5,085,701
MUFG Bank, Ltd.
(Omega)     2.300%, 03/05/20.................................................      3,900    3,903,817
Nissan Motor Acceptance Corp.
(Omega)     2.125%, 03/03/20.................................................      2,250    2,250,018
(r)(Omega)  2.789%, 09/21/21.................................................        730      730,684
Nissan Motor Acceptance Corp. Floating Rate Note
(r)(Omega)  2.639%, 03/15/21.................................................        200      200,073
Shire Acquisitions Investments Ireland DAC
            2.875%, 09/23/23.................................................      5,000    5,103,808
Sumitomo Mitsui Banking Corp.
            2.450%, 01/16/20.................................................      2,000    2,002,319

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED


                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
JAPAN -- (Continued)
Sumitomo Mitsui Financial Group, Inc.
         2.934%, 03/09/21.................................................      5,000  $ 5,055,741
(r)      3.782%, 03/09/21.................................................      1,000    1,018,369
         2.058%, 07/14/21.................................................        400      400,165
Total Capital Canada, Ltd.
         1.125%, 03/18/22................................................. EUR  5,000    5,751,656
Toyota Credit Canada, Inc.
         2.020%, 02/28/22................................................. CAD  8,500    6,430,210
         2.350%, 07/18/22................................................. CAD  3,000    2,285,908
         2.700%, 01/25/23................................................. CAD  4,000    3,081,194
Toyota Motor Credit Corp. Floating Rate Note
(r)      2.567%, 01/08/21.................................................      1,652    1,659,482
#        1.900%, 04/08/21.................................................     10,500   10,523,780
         1.000%, 09/10/21................................................. EUR  1,800    2,048,855
         2.600%, 01/11/22.................................................      3,000    3,051,598
         3.300%, 01/12/22.................................................      1,561    1,610,602
Toyota Motor Finance Netherlands BV
         0.625%, 09/26/23................................................. EUR  1,500    1,715,995
                                                                                       -----------
TOTAL JAPAN...............................................................              87,024,291
                                                                                       -----------
NETHERLANDS -- (4.3%)
BNG Bank NV
(Omega)  2.375%, 02/01/22.................................................     19,932   20,225,997
         2.375%, 02/01/22.................................................      6,000    6,088,500
         0.050%, 07/11/23................................................. EUR  9,000   10,208,539
Cooperatieve Rabobank UA
         4.500%, 01/11/21.................................................      3,000    3,092,373
         2.750%, 01/10/22.................................................      5,000    5,079,803
         4.000%, 01/11/22................................................. EUR  2,950    3,589,352
ING Bank NV
(Omega)  2.750%, 03/22/21.................................................      3,000    3,033,639
Shell International Finance BV
         2.125%, 05/11/20.................................................      2,200    2,203,743
         1.875%, 05/10/21.................................................      1,900    1,901,860
         1.750%, 09/12/21.................................................      8,500    8,504,091
         1.000%, 04/06/22................................................. EUR  2,000    2,295,934
                                                                                       -----------
TOTAL NETHERLANDS.........................................................              66,223,831
                                                                                       -----------
SPAIN -- (1.2%)
Banco Santander SA
         3.848%, 04/12/23.................................................      2,000    2,090,517
Santander Holdings USA, Inc.
         2.650%, 04/17/20.................................................      2,000    2,005,355
         3.700%, 03/28/22.................................................        780      801,536
         3.400%, 01/18/23.................................................      2,150    2,210,785
Santander UK Group Holdings P.L.C.
         2.875%, 08/05/21.................................................        750      756,477
Santander UK P.L.C.
         2.375%, 03/16/20.................................................      4,600    4,605,733

                                                                                                  FACE
                                                                                                 AMOUNT^   VALUE+
                                                                                                 ------- -----------
                                                                                                  (000)
SPAIN -- (Continued)
Telefonica Emisiones SA
            5.462%, 02/16/21................................................................       1,000 $ 1,043,296
Telefonica Emisiones SAU
            5.134%, 04/27/20................................................................       4,250   4,312,340
                                                                                                         -----------
TOTAL SPAIN.................................................................................              17,826,039
                                                                                                         -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.8%)
Council Of Europe Development Bank
            0.125%, 05/25/23................................................................ EUR   8,500   9,671,734
European Financial Stability Facility
            0.000%, 11/17/22................................................................ EUR   9,842  11,119,039
            0.125%, 10/17/23................................................................ EUR   1,000   1,138,431
European Investment Bank
            0.000%, 10/16/23................................................................ EUR   2,000   2,269,483
European Stability Mechanism
            0.000%, 10/18/22................................................................ EUR  13,950  15,757,516
            0.100%, 07/31/23................................................................ EUR  14,500  16,476,846
International Bank for Reconstruction & Development
            1.625%, 03/09/21................................................................       1,765   1,764,323
                                                                                                         -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS................................................              58,197,372
                                                                                                         -----------
SWEDEN -- (4.1%)
Kommuninvest I Sverige AB
            0.250%, 06/01/22................................................................ SEK 185,000  19,236,376
            0.750%, 02/22/23................................................................ SEK 170,000  17,944,965
            1.000%, 11/13/23................................................................ SEK  20,000   2,140,198
Skandinaviska Enskilda Banken AB
(r)(Omega)  2.554%, 05/17/21................................................................       4,823   4,836,312
Svensk Exportkredit AB
(r)         2.247%, 12/13/21................................................................       7,000   7,009,783
Svenska Handelsbanken AB
            1.875%, 09/07/21................................................................         447     446,866
            0.250%, 02/28/22................................................................ EUR   1,900   2,137,361
Swedbank AB
            0.300%, 09/06/22................................................................ EUR   3,000   3,371,763
            0.250%, 11/07/22................................................................ EUR   4,400   4,937,881
            0.400%, 08/29/23................................................................ EUR     250     282,144
                                                                                                         -----------
TOTAL SWEDEN................................................................................              62,343,649
                                                                                                         -----------
SWITZERLAND -- (0.7%)
Credit Suisse AG
#           3.000%, 10/29/21................................................................         480     489,354
Novartis Finance SA
            0.500%, 08/14/23................................................................ EUR   3,000   3,421,450
            0.125%, 09/20/23................................................................ EUR   3,000   3,381,374

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CONTINUED


                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
SWITZERLAND -- (Continued)
UBS Group Funding Switzerland AG Floating Rate Note
(r)      3.766%, 04/14/21.................................................      2,850  $ 2,905,576
                                                                                       -----------
TOTAL SWITZERLAND.........................................................              10,197,754
                                                                                       -----------
UNITED KINGDOM -- (3.5%)
AstraZeneca P.L.C.
         2.375%, 11/16/20.................................................      5,071    5,093,983
Barclays P.L.C.
         2.750%, 11/08/19.................................................      2,000    2,000,113
         3.250%, 01/12/21.................................................      3,500    3,537,982
Barclays PLC
         3.200%, 08/10/21.................................................      5,500    5,578,510
BAT International Finance P.L.C.
(Omega)  3.250%, 06/07/22.................................................      7,900    8,070,982
BP Capital Markets America, Inc.
         4.500%, 10/01/20.................................................      3,750    3,838,124
BP Capital Markets P.L.C.
         1.117%, 01/25/24................................................. EUR  3,000    3,485,142
BP Capital Markets plc
(r)      2.989%, 09/16/21.................................................        137      138,617
HSBC Holdings P.L.C.
         4.000%, 03/30/22.................................................        700      732,869
         3.600%, 05/25/23.................................................        775      809,577
HSBC USA, Inc.
         2.375%, 11/13/19.................................................      3,281    3,281,301
         2.750%, 08/07/20.................................................      4,000    4,030,387
Lloyds Banking Group P.L.C.
         3.100%, 07/06/21.................................................      1,156    1,175,185
         3.000%, 01/11/22.................................................      2,500    2,541,188
Mead Johnson Nutrition Co.
         3.000%, 11/15/20.................................................        700      707,416
Praxair, Inc.
         1.200%, 02/12/24................................................. EUR  6,625    7,768,796
Unilever Capital Corp.
#        4.250%, 02/10/21.................................................      1,200    1,236,897
                                                                                       -----------
TOTAL UNITED KINGDOM......................................................              54,027,069
                                                                                       -----------
UNITED STATES -- (39.1%)
AbbVie, Inc.
         2.500%, 05/14/20.................................................      6,000    6,017,440
         2.900%, 11/06/22.................................................      1,000    1,019,425
Aetna, Inc.
         2.750%, 11/15/22.................................................        825      836,885
Agilent Technologies, Inc.
#        3.200%, 10/01/22.................................................      2,000    2,045,385
Allergan Finance LLC
         3.250%, 10/01/22.................................................      2,300    2,353,356
Allergan Funding SCS
         3.450%, 03/15/22.................................................      7,800    7,994,766

                                                                                                 FACE
                                                                                                AMOUNT^   VALUE+
                                                                                                ------- ----------
                                                                                                 (000)
UNITED STATES -- (Continued)
Altria Group, Inc.
      4.750%, 05/05/21.....................................................................        500  $  519,461
American Express Co.
      2.500%, 08/01/22.....................................................................      7,383   7,485,746
American Express Credit Corp.
      2.375%, 05/26/20.....................................................................        800     801,927
American International Group, Inc.
      3.375%, 08/15/20.....................................................................      3,000   3,033,548
      6.400%, 12/15/20.....................................................................      2,475   2,595,341
      3.300%, 03/01/21.....................................................................        500     508,151
#     4.875%, 06/01/22.....................................................................      1,400   1,501,235
Ameriprise Financial, Inc.
      5.300%, 03/15/20.....................................................................      1,000   1,011,680
Anthem, Inc.
#     3.125%, 05/15/22.....................................................................      1,907   1,957,717
      3.300%, 01/15/23.....................................................................        825     856,751
Aon Corp.
      5.000%, 09/30/20.....................................................................      2,710   2,783,256
Apache Corp.
      3.250%, 04/15/22.....................................................................        257     261,570
Apple, Inc.
#(r)  3.278%, 02/23/21.....................................................................        496     502,564
#     2.500%, 02/09/22.....................................................................      1,628   1,654,267
#     2.300%, 05/11/22.....................................................................      7,500   7,600,577
#     2.100%, 09/12/22.....................................................................      5,000   5,047,022
      1.000%, 11/10/22..................................................................... EUR  2,700   3,121,457
Ares Capital Corp.
      4.200%, 06/10/24.....................................................................      3,000   3,110,960
Assurant, Inc.
      4.000%, 03/15/23.....................................................................      3,000   3,123,469
AT&T, Inc.
      2.450%, 06/30/20.....................................................................      1,331   1,334,999
      4.600%, 02/15/21.....................................................................      1,000   1,027,315
(r)   2.951%, 07/15/21.....................................................................      5,000   5,051,000
      4.000%, 01/15/22.....................................................................      1,500   1,565,816
      3.000%, 06/30/22.....................................................................        620     633,839
Autodesk, Inc.
      3.600%, 12/15/22.....................................................................      1,000   1,034,878
AutoZone, Inc.
      3.700%, 04/15/22.....................................................................        750     777,637
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
      2.773%, 12/15/22.....................................................................      3,000   3,049,440
Baltimore Gas & Electric Co.
      3.350%, 07/01/23.....................................................................        610     636,764
Bank of America Corp.
      2.625%, 10/19/20.....................................................................      2,500   2,516,710
      3.300%, 01/11/23.....................................................................        500     518,248
Bank of New York Mellon Corp. (The)
      4.600%, 01/15/20.....................................................................        680     683,584

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CONTINUED

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
UNITED STATES -- (Continued)
#        2.150%, 02/24/20.................................................      1,200  $ 1,200,830
#        3.500%, 04/28/23.................................................      2,000    2,101,000
BB&T Corp.
#        2.050%, 05/10/21.................................................        731      732,417
         2.750%, 04/01/22.................................................      1,090    1,108,127
Berkshire Hathaway, Inc.
         0.750%, 03/16/23................................................. EUR    600      684,098
Biogen, Inc.
         2.900%, 09/15/20.................................................      1,500    1,511,866
#        3.625%, 09/15/22.................................................      4,500    4,702,956
Booking Holdings, Inc.
         2.750%, 03/15/23.................................................      4,500    4,611,916
Broadcom Corp. / Broadcom Cayman Finance Ltd.
         2.375%, 01/15/20.................................................        645      645,445
         3.000%, 01/15/22.................................................      5,000    5,066,159
Bunge, Ltd. Finance Corp.
#        3.000%, 09/25/22.................................................      2,600    2,638,366
Campbell Soup Co.
         2.500%, 08/02/22.................................................      1,000    1,007,318
#        3.650%, 03/15/23.................................................     11,000   11,468,421
Capital One Financial Corp.
#        3.200%, 01/30/23.................................................      6,000    6,164,413
Cardinal Health, Inc.
         4.625%, 12/15/20.................................................      1,700    1,746,456
Caterpillar Financial Services Corp.
(r)      2.338%, 05/15/20.................................................      3,000    3,002,211
(r)      2.349%, 03/15/21.................................................      4,000    4,003,375
         1.700%, 08/09/21.................................................      1,000      997,204
(r)      2.382%, 09/07/21.................................................      1,319    1,319,383
#        2.625%, 03/01/23.................................................        500      511,290
CBS Corp.
#        2.500%, 02/15/23.................................................      3,000    3,021,406
Celgene Corp.
         2.750%, 02/15/23.................................................      5,500    5,602,201
Chevron Corp.
#        2.419%, 11/17/20.................................................        800      805,100
         2.498%, 03/03/22.................................................      4,680    4,753,374
Chubb INA Holdings, Inc.
         2.300%, 11/03/20.................................................        425      426,312
Church & Dwight Co., Inc.
         2.875%, 10/01/22.................................................      1,000    1,020,188
Cigna Corp.
(Omega)  3.900%, 02/15/22.................................................      1,866    1,935,398
Cisco Systems, Inc.
         1.850%, 09/20/21.................................................      9,700    9,715,309
Citigroup, Inc.
#        2.400%, 02/18/20.................................................      3,000    3,003,354
         3.875%, 10/25/23.................................................        530      562,610
Citizens Bank N.A.
         3.700%, 03/29/23.................................................      8,178    8,587,055
CMS Energy Corp.
         5.050%, 03/15/22.................................................      2,549    2,703,440

                                                                                    FACE
                                                                                   AMOUNT^   VALUE+
                                                                                   ------- ----------
                                                                                    (000)
UNITED STATES -- (Continued)
CNA Financial Corp.
         5.750%, 08/15/21.................................................            880  $  935,944
Comcast Corp.
#(r)     2.539%, 10/01/21.................................................          5,765   5,795,727
Conagra Brands, Inc.
         3.200%, 01/25/23                                                           2,075   2,144,775
Constellation Brands, Inc.
         2.700%, 05/09/22.................................................          7,000   7,087,945
         3.200%, 02/15/23.................................................          1,706   1,759,861
Cox Communications, Inc.
(Omega)  3.250%, 12/15/22.................................................            975   1,006,372
CVS Health Corp.
         2.125%, 06/01/21.................................................            500     500,989
#        3.500%, 07/20/22.................................................          2,500   2,587,171
         2.750%, 12/01/22.................................................          2,500   2,543,080
Discovery Communications LLC
         3.250%, 04/01/23.................................................          1,489   1,532,396
Dollar General Corp.
         3.250%, 04/15/23.................................................          2,320   2,405,976
Dollar Tree, Inc.
         3.700%, 05/15/23.................................................          8,393   8,767,728
Dominion Energy Gas Holdings LLC
(r)      2.719%, 06/15/21.................................................          4,500   4,521,824
Dow Chemical Co. (The)
         3.000%, 11/15/22.................................................          2,000   2,047,714
DTE Energy Co.
         2.400%, 12/01/19.................................................          4,000   4,001,270
         3.300%, 06/15/22.................................................            503     516,932
Duke Energy Corp.
#        2.400%, 08/15/22.................................................          1,357   1,370,392
E*TRADE Financial Corp.
         2.950%, 08/24/22.................................................          8,280   8,435,855
eBay, Inc.
         2.750%, 01/30/23.................................................            417     423,311
Edison International
#        2.950%, 03/15/23.................................................          5,500   5,430,376
Electronic Arts, Inc.
         3.700%, 03/01/21.................................................          2,000   2,040,774
Energy Transfer Operating L.P.
         4.650%, 06/01/21.................................................          1,180   1,215,740
Energy Transfer Operating, LP
         7.500%, 10/15/20.................................................          1,500   1,573,870
Enterprise Products Operating LLC
         3.350%, 03/15/23.................................................          2,000   2,071,629
EQT Corp.
#        4.875%, 11/15/21.................................................          3,000   3,061,957
Equifax, Inc.
         3.950%, 06/15/23.................................................          5,000   5,268,628
Exelon Generation Co. LLC
         2.950%, 01/15/20.................................................          2,600   2,601,556

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CONTINUED


                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                 (000)
UNITED STATES -- (Continued)
          4.000%, 10/01/20.................................................        600  $   607,907
Exxon Mobil Corp.
#         1.912%, 03/06/20.................................................      2,400    2,400,296
#         2.397%, 03/06/22.................................................     11,161   11,332,727
Fidelity National Information Services, Inc.
#         2.250%, 08/15/21.................................................      5,000    5,017,218
Fifth Third Bancorp
          3.500%, 03/15/22.................................................      2,000    2,065,264
Flex, Ltd.
          5.000%, 02/15/23.................................................      8,000    8,549,358
GE Capital European Funding Un, Ltd. Co.
          0.800%, 01/21/22................................................. EUR  2,400    2,702,380
GE Capital International Funding Co., Unlimited Co.
          2.342%, 11/15/20.................................................      3,046    3,044,063
General Mills, Inc.
#         3.150%, 12/15/21.................................................        500      511,133
#         2.600%, 10/12/22.................................................      4,385    4,457,743
General Motors Financial Co., Inc.
          3.200%, 07/06/21.................................................      7,200    7,287,222
Georgia Power Co.
          4.250%, 12/01/19.................................................        215      215,331
Gilead Sciences, Inc.
          2.550%, 09/01/20.................................................      1,000    1,005,483
Global Payments, Inc.
          3.750%, 06/01/23.................................................      4,480    4,682,161
Goldman Sachs Group, Inc. (The)
          5.750%, 01/24/22.................................................      5,500    5,927,198
Harley-Davidson Financial Services, Inc.
#(Omega)  2.850%, 01/15/21.................................................        500      502,018
(Omega)   3.550%, 05/21/21.................................................      1,000    1,014,547
#(Omega)  2.550%, 06/09/22.................................................      2,924    2,925,074
Hewlett Packard Enterprise Co.
          3.600%, 10/15/20.................................................      3,800    3,850,972
#(r)      2.807%, 03/12/21.................................................        500      501,908
Huntington National Bank (The)
          2.400%, 04/01/20.................................................      2,600    2,604,141
IBM Credit LLC
(r)       2.226%, 01/20/21.................................................      7,200    7,213,392
(r)       2.447%, 02/05/21.................................................      1,000    1,000,380
Intercontinental Exchange, Inc.
          2.750%, 12/01/20.................................................        268      270,262
International Business Machines Corp.
#         1.625%, 05/15/20.................................................      1,390    1,388,699

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
UNITED STATES -- (Continued)
         0.375%, 01/31/23................................................. EUR  1,000  $ 1,130,374
JM Smucker Co. (The)
         2.500%, 03/15/20.................................................      3,320    3,324,943
John Deere Capital Corp.
#        2.050%, 03/10/20.................................................      1,625    1,625,797
Johnson & Johnson
#        2.250%, 03/03/22.................................................      1,500    1,520,955
JPMorgan Chase & Co.
         3.250%, 09/23/22.................................................      1,300    1,345,212
Kellogg Co.
         4.000%, 12/15/20.................................................        162      165,305
KeyCorp
         2.900%, 09/15/20.................................................      2,000    2,016,500
Kohl's Corp.
         3.250%, 02/01/23.................................................      2,000    2,027,298
Kroger Co. (The)
         3.400%, 04/15/22.................................................      1,000    1,035,499
#        2.800%, 08/01/22.................................................        500      509,638
L3Harris Technologies, Inc.
         2.700%, 04/27/20.................................................      4,500    4,507,453
(Omega)  4.950%, 02/15/21.................................................        701      720,680
Laboratory Corp. of America Holdings
         3.200%, 02/01/22.................................................      1,500    1,535,425
         4.000%, 11/01/23.................................................      5,000    5,308,945
Lam Research Corp.
         2.750%, 03/15/20.................................................      2,800    2,805,514
Liberty Mutual Group, Inc.
(Omega)  5.000%, 06/01/21.................................................      2,900    3,007,644
LyondellBasell Industries NV
         6.000%, 11/15/21.................................................      3,853    4,113,367
Manufacturers & Traders Trust Co.
         2.100%, 02/06/20.................................................      4,225    4,226,518
Marriott International, Inc.
         2.300%, 01/15/22.................................................      1,385    1,391,912
Marsh & McLennan Cos., Inc.
         2.350%, 03/06/20.................................................      2,000    2,001,667
         2.750%, 01/30/22.................................................      1,500    1,523,784
McKesson Corp.
         2.700%, 12/15/22.................................................      2,451    2,483,605
         2.850%, 03/15/23.................................................      1,220    1,239,810
Microsoft Corp.
         2.000%, 11/03/20.................................................      3,500    3,508,612
         1.550%, 08/08/21.................................................      4,000    3,991,400
         2.375%, 02/12/22.................................................     18,000   18,269,401
#        2.650%, 11/03/22.................................................      6,400    6,572,251
#        2.000%, 08/08/23.................................................      4,000    4,040,417
Mondelez International Holdings Netherlands BV
(Omega)  2.000%, 10/28/21.................................................      2,258    2,259,097
Mondelez International, Inc.
#        3.625%, 05/07/23.................................................        890      932,381

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED


                                                                                   FACE
                                                                                  AMOUNT^   VALUE+
                                                                                  ------- ----------
                                                                                   (000)
UNITED STATES -- (Continued)
Morgan Stanley
(r)         3.076%, 01/27/20.................................................      1,046  $1,048,383
            2.800%, 06/16/20.................................................      3,000   3,014,492
            5.500%, 07/28/21.................................................        925     979,000
            3.125%, 01/23/23.................................................      3,000   3,086,354
Mosaic Co. (The)
            3.750%, 11/15/21.................................................      1,000   1,028,313
            3.250%, 11/15/22.................................................      1,000   1,026,191
Motorola Solutions, Inc.
            3.500%, 03/01/23.................................................      1,750   1,812,871
National Oilwell Varco, Inc.
            2.600%, 12/01/22.................................................      5,283   5,325,406
National Rural Utilities Cooperative Finance Corp.
(r)         2.479%, 06/30/21.................................................      7,000   7,022,854
NBCUniversal Enterprise, Inc.
(r)(Omega)  2.499%, 04/01/21.................................................      3,500   3,511,760
NetApp, Inc.
            3.250%, 12/15/22.................................................      2,000   2,039,317
Newell Brands, Inc.
            4.000%, 06/15/22.................................................      1,000   1,027,829
Newmont Goldcorp Corp.
            3.625%, 06/09/21.................................................        398     407,173
Nordstrom, Inc.
            4.750%, 05/01/20.................................................        350     354,079
Northrop Grumman Corp.
#           3.500%, 03/15/21.................................................        535     545,884
NVIDIA Corp.
            2.200%, 09/16/21.................................................        575     577,477
Occidental Petroleum Corp.
            2.700%, 02/15/23.................................................      2,352   2,369,966
Omnicom Group, Inc. / Omnicom Capital, Inc.
            3.625%, 05/01/22.................................................      6,335   6,568,404
ONEOK, Inc.
            4.250%, 02/01/22.................................................      3,000   3,118,174
Oracle Corp.
            1.900%, 09/15/21.................................................      8,600   8,618,385
            2.500%, 05/15/22.................................................      3,000   3,045,080
#           2.500%, 10/15/22.................................................      2,000   2,036,731
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
(Omega)     3.375%, 02/01/22.................................................      1,605   1,640,982
(Omega)     4.875%, 07/11/22.................................................      1,455   1,553,843
(Omega)     4.250%, 01/17/23.................................................        822     870,086
PepsiCo, Inc.
#           2.250%, 05/02/22.................................................        710     718,547
Pfizer, Inc.
            0.250%, 03/06/22................................................. EUR  4,000   4,504,615
Philip Morris International, Inc.
#           2.375%, 08/17/22.................................................        200     201,954
Phillips 66
            4.300%, 04/01/22.................................................        990   1,046,047

                                                                                                    FACE
                                                                                                   AMOUNT^   VALUE+
                                                                                                   ------- ----------
                                                                                                    (000)
UNITED STATES -- (Continued)
Principal Financial Group, Inc.
    3.300%, 09/15/22..........................................................................      1,416  $1,462,112
    3.125%, 05/15/23..........................................................................        890     918,769
Procter & Gamble Co. (The)
    2.000%, 08/16/22.......................................................................... EUR  1,000   1,185,075
Progress Energy, Inc.
#   4.400%, 01/15/21..........................................................................      2,150   2,198,702
Prudential Financial, Inc.
    5.375%, 06/21/20..........................................................................      3,000   3,068,425
QUALCOMM, Inc.
    2.250%, 05/20/20..........................................................................      3,000   3,002,435
#   2.600%, 01/30/23..........................................................................      6,690   6,820,830
Quest Diagnostics, Inc.
    2.500%, 03/30/20..........................................................................      3,630   3,633,627
Regions Financial Corp.
#   2.750%, 08/14/22..........................................................................      2,750   2,801,425
Reinsurance Group of America, Inc.
#   4.700%, 09/15/23..........................................................................      4,600   5,009,095
Ryder System, Inc.
    3.400%, 03/01/23..........................................................................      1,200   1,240,313
Sempra Energy
    2.850%, 11/15/20..........................................................................      5,000   5,033,489
    4.050%, 12/01/23..........................................................................        735     778,100
Sherwin-Williams Co. (The)
    2.750%, 06/01/22..........................................................................      1,913   1,947,648
Southern Power Co.
    2.500%, 12/15/21..........................................................................        539     543,486
Southwest Airlines Co.
    2.750%, 11/06/19..........................................................................        426     426,011
Spirit AeroSystems, Inc.
    3.950%, 06/15/23..........................................................................        500     517,459
State Street Corp.
#   4.375%, 03/07/21..........................................................................      2,000   2,065,359
Stryker Corp.
    2.625%, 03/15/21..........................................................................      2,378   2,400,487
Sunoco Logistics Partners Operations L.P.
#   3.450%, 01/15/23..........................................................................        740     756,024
SunTrust Banks, Inc.
    2.900%, 03/03/21..........................................................................      3,000   3,033,865
Sysco Corp.
    2.600%, 10/01/20..........................................................................      3,970   3,993,648
Thermo Fisher Scientific, Inc.
    3.000%, 04/15/23..........................................................................      1,200   1,238,752
Tupperware Brands Corp.
    4.750%, 06/01/21..........................................................................      1,950   1,955,738
Tyson Foods, Inc.
    4.500%, 06/15/22..........................................................................      2,000   2,117,994
United Parcel Service, Inc.
#   2.450%, 10/01/22..........................................................................        300     305,042
UnitedHealth Group, Inc.
    2.300%, 12/15/19..........................................................................        815     815,399
    2.700%, 07/15/20..........................................................................        439     441,667

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED


                                                                             FACE
                                                                            AMOUNT^     VALUE+
                                                                            ------- --------------
                                                                             (000)
UNITED STATES -- (Continued)
      2.125%, 03/15/21.................................................      2,000  $    2,008,056
Viacom, Inc.
      3.875%, 12/15/21.................................................      2,740       2,836,073
Walgreen Co.
      3.100%, 09/15/22.................................................      1,500       1,547,690
Walgreens Boots Alliance, Inc.
      2.700%, 11/18/19.................................................      2,000       2,000,425
      3.300%, 11/18/21.................................................        500         511,131
Walmart, Inc.
(r)   2.389%, 06/23/21.................................................      4,880       4,895,797
Wells Fargo & Co.
      2.150%, 01/30/20.................................................      1,500       1,500,809
      2.094%, 04/25/22................................................. CAD  1,000         755,668
Wells Fargo Bank NA
(r)   2.463%, 10/22/21.................................................      8,000       8,029,272
Whirlpool Corp.
      3.700%, 03/01/23.................................................      2,170       2,260,389
Williams Cos., Inc. (The)
      3.700%, 01/15/23.................................................      1,190       1,231,629
Zimmer Biomet Holdings, Inc.
      3.150%, 04/01/22.................................................        950         969,750
Zoetis, Inc.
      3.250%, 02/01/23.................................................      2,976       3,074,039
                                                                                    --------------
TOTAL UNITED STATES....................................................                596,233,158
                                                                                    --------------
TOTAL BONDS............................................................              1,278,840,535
                                                                                    --------------
U.S. TREASURY OBLIGATIONS -- (13.2%)
Treasury Inflation Protected Security
~     0.125%, 04/15/20.................................................     32,319      32,147,325

                                                                            FACE
                                                                           AMOUNT^      VALUE+
                                                                          --------- --------------
                                                                            (000)
U.S. Treasury Notes
(r)   1.776%, 04/30/21.................................................      52,500 $   52,432,573
(r)   1.857%, 07/31/21.................................................     116,000    115,982,308
                                                                                    --------------
TOTAL U.S. TREASURY OBLIGATIONS                                                        200,562,206
                                                                                    --------------
AGENCY OBLIGATIONS -- (0.5%)
Federal National Mortgage Association
      1.500%, 06/22/20.................................................       6,000      5,995,473
Tennessee Valley Authority
      3.875%, 02/15/21.................................................       2,000      2,055,720
                                                                                    --------------
TOTAL AGENCY OBLIGATIONS...............................................                  8,051,193
                                                                                    --------------
TOTAL INVESTMENT SECURITIES
(Cost $1,479,827,602)..................................................              1,487,453,934
                                                                                    --------------
                                                                           SHARES
                                                                          ---------
SECURITIES LENDING COLLATERAL -- (2.4%)
@(S)  The DFA Short Term
      Investment Fund..................................................   3,195,024     36,969,628
                                                                                    --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $1,516,793,131)..................................................             $1,524,423,562
                                                                                    ==============

As of October 31, 2019, DFA Short-Duration Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                    UNREALIZED
                                                                     FOREIGN
                                                                     EXCHANGE
                                                       SETTLEMENT  APPRECIATION
   CURRENCY PURCHASED  CURRENCY SOLD    COUNTERPARTY      DATE    (DEPRECIATION)
   ------------------   -------------- ---------------- ---------- -------------
   EUR     8,202,349   USD  9,146,026 Citibank, N.A.    12/27/19   $    36,562
   USD     7,473,003   CAD  9,762,657 Citibank, N.A.    01/02/20        57,839
                                                                   -----------
   TOTAL APPRECIATION                                              $    94,401

   USD    87,047,282   EUR 79,399,433 Citibank, N.A.    12/27/19   $(1,840,950)
   USD    28,326,552   EUR 25,832,120 Citibank, N.A.    12/30/19      (599,604)
   USD    35,839,593   CAD 47,634,998 Citibank, N.A.    01/02/20      (341,268)
   USD    32,378,492   EUR 29,363,253 Barclays Capital  01/03/20      (512,221)
   USD    84,162,151   EUR 75,240,118 Barclays Capital  01/16/20      (188,941)

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED


                                                                    UNREALIZED
                                                                     FOREIGN
                                                                     EXCHANGE
                                                       SETTLEMENT  APPRECIATION
    CURRENCY PURCHASED   CURRENCY SOLD   COUNTERPARTY     DATE    (DEPRECIATION)
    ------------------  --------------- -------------- ---------- --------------
    USD    39,831,909   SEK 383,128,192 Citibank, N.A.  01/17/20   $   (21,773)
                                                                   -----------
    TOTAL (DEPRECIATION)                                           $(3,504,757)
                                                                   -----------
    Total Appreciation
    (Depreciation)                                                 $(3,410,356)
                                                                   ===========

As of October 31, 2019, DFA Short-Duration Real Return Portfolio had entered into the following outstanding Inflation Swaps:

                 PAYMENTS    PAYMENTS                                     UPFRONT  UPFRONT                 UNREALIZED
                   MADE      RECEIVED  PAYMENT     NOTIONAL    EXPIRATION PREMIUMS PREMIUMS    MARKET     APPRECIATION
 COUNTERPARTY    BY FUND     BY FUND  FREQUENCY     AMOUNT        DATE      PAID   RECEIVED    VALUE     (DEPRECIATION)
 ------------   --------     -------- --------- -------------- ---------- -------- -------- -----------  --------------
Bank of
  America
  Corp.........  1.633%Fixed   CPI    Maturity  USD 27,000,000  04/14/21     --       --    $   434,381   $   434,381
Bank of
  America
  Corp.........  1.525%Fixed   CPI    Maturity  USD 43,000,000  08/31/21     --       --        692,735       692,735
Bank of
  America
  Corp.........  1.435%Fixed   CPI    Maturity  USD 30,000,000  10/30/20     --       --        550,276       550,276
Bank of
  America
  Corp.........  1.244%        CPI    Maturity  USD 30,000,000  09/05/20     --       --         80,287        80,287
Citibank, N.A..  1.849%Fixed   CPI    Maturity  USD 20,000,000  10/27/21     --       --         26,111        26,111
Citibank, N.A..  1.788%Fixed   CPI    Maturity  USD 30,000,000  03/08/20     --       --         55,218        55,218
Citibank, N.A..  1.695%Fixed   CPI    Maturity  USD 42,000,000  02/21/20     --       --         74,164        74,164
Citibank, N.A..  1.683%Fixed   CPI    Maturity  USD 22,000,000  02/28/20     --       --         56,618        56,618
Citibank, N.A..  1.655%Fixed   CPI    Maturity  USD 40,000,000  07/20/20     --       --        566,546       566,546
Citibank, N.A..  1.623%Fixed   CPI    Maturity  USD 38,000,000  06/20/20     --       --        686,615       686,615
Citibank, N.A..  1.350%        CPI    Maturity  USD 43,000,000  08/07/20     --       --         42,640        42,640
Citibank, N.A..  1.350%        CPI    Maturity  USD 48,000,000  10/09/20     --       --         34,141        34,141
Deutsche
  Bank AG,
  London
  Branch.......  1.860%Fixed   CPI    Maturity  USD 60,000,000  06/30/20     --       --        193,801       193,801
                                                                                            -----------   -----------
TOTAL APPRECIATION..........                                                                $ 3,493,533   $ 3,493,533
Bank of
  America
  Corp.........  2.340%Fixed   CPI    Maturity  USD 21,000,000  09/26/23     --       --       (811,355)     (811,355)
Bank of
  America
  Corp.........  2.282%Fixed   CPI    Maturity  USD 40,000,000  02/08/20     --       --       (343,971)     (343,971)
Bank of
  America
  Corp.........  2.254%Fixed   CPI    Maturity  USD 30,000,000  10/24/23     --       --     (1,008,875)   (1,008,875)
Bank of
  America
  Corp.........  2.228%Fixed   CPI    Maturity  USD 26,000,000  03/12/22     --       --       (585,303)     (585,303)
Bank of
  America
  Corp.........  2.225%Fixed   CPI    Maturity  USD 29,000,000  03/01/20     --       --       (213,122)     (213,122)
Bank of
  America
  Corp.........  2.208%Fixed   CPI    Maturity  USD 26,000,000  02/01/23     --       --       (689,337)     (689,337)
Bank of
  America
  Corp.........  1.769%Fixed   CPI    Maturity  USD 26,000,000  05/30/20     --       --         (5,052)       (5,052)
Citibank, N.A..  2.318%Fixed   CPI    Maturity  USD 24,000,000  07/05/22     --       --       (694,034)     (694,034)
Citibank, N.A..  2.196%Fixed   CPI    Maturity  USD 24,000,000  05/31/23     --       --       (683,298)     (683,298)
Citibank, N.A..  2.190%Fixed   CPI    Maturity  USD 23,000,000  08/13/21     --       --       (436,446)     (436,446)
Citibank, N.A..  2.182%Fixed   CPI    Maturity  USD 23,000,000  01/19/23     --       --       (564,884)     (564,884)
Citibank, N.A..  2.149%Fixed   CPI    Maturity  USD 38,000,000  01/23/21     --       --       (408,991)     (408,991)
Citibank, N.A..  2.144%Fixed   CPI    Maturity  USD 44,000,000  01/11/21     --       --       (466,227)     (466,227)
Citibank, N.A..  2.041%Fixed   CPI    Maturity  USD 24,000,000  10/17/22     --       --       (274,462)     (274,462)
Citibank, N.A..  2.036%Fixed   CPI    Maturity  USD 36,000,000  11/21/22     --       --       (544,573)     (544,573)

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED


                 PAYMENTS    PAYMENTS                                     UPFRONT  UPFRONT                  UNREALIZED
                   MADE      RECEIVED  PAYMENT     NOTIONAL    EXPIRATION PREMIUMS PREMIUMS    MARKET      APPRECIATION
COUNTERPARTY     BY FUND     BY FUND  FREQUENCY     AMOUNT        DATE      PAID   RECEIVED    VALUE      (DEPRECIATION)
------------    --------     -------- --------- -------------- ---------- -------- -------- ------------  --------------
Citibank, N.A..  2.009%Fixed   CPI    Maturity  USD 42,000,000  10/23/22     --       --    $   (424,626)  $   (424,626)
Citibank, N.A..  1.998%Fixed   CPI    Maturity  USD 23,000,000  12/10/23     --       --        (476,339)      (476,339)
Citibank, N.A..  1.879%Fixed   CPI    Maturity  USD 54,000,000  07/26/21     --       --         (14,864)       (14,864)
Deutsche
  Bank AG......  2.333%Fixed   CPI    Maturity  USD 40,000,000  07/11/21     --       --        (863,569)      (863,569)
Deutsche
  Bank AG......  2.289%Fixed   CPI    Maturity  USD 33,000,000  06/13/22     --       --        (883,959)      (883,959)
Deutsche
  Bank AG......  2.235%Fixed   CPI    Maturity  USD 38,000,000  05/02/22     --       --        (978,557)      (978,557)
Deutsche
  Bank AG......  2.208%Fixed   CPI    Maturity  USD 20,000,000  04/05/23     --       --        (600,071)      (600,071)
Deutsche
  Bank AG......  2.203%Fixed   CPI    Maturity  USD 31,000,000  10/25/22     --       --        (791,521)      (791,521)
Deutsche
  Bank AG......  2.193%Fixed   CPI    Maturity  USD 40,000,000  03/08/21     --       --        (559,072)      (559,072)
Deutsche
  Bank AG......  2.128%Fixed   CPI    Maturity  USD 34,000,000  11/15/22     --       --        (762,123)      (762,123)
Deutsche
  Bank AG......  2.125%Fixed   CPI    Maturity  USD 20,000,000  01/04/23     --       --        (417,282)      (417,282)
Deutsche
  Bank AG......  2.035%Fixed   CPI    Maturity  USD 22,000,000  12/11/22     --       --        (359,971)      (359,971)
Deutsche
  Bank AG......  1.938%Fixed   CPI    Maturity  USD 25,000,000  09/08/22     --       --        (146,333)      (146,333)
Deutsche
  Bank AG,
  London
  Branch.......  2.145%Fixed   CPI    Maturity  USD 25,000,000  03/17/20     --       --        (163,399)      (163,399)
Deutsche
  Bank AG,
  London
  Branch.......  2.135%Fixed   CPI    Maturity  USD 30,000,000  04/05/21     --       --        (455,816)      (455,816)
Deutsche
  Bank AG,
  London
  Branch.......  1.990%Fixed   CPI    Maturity  USD 45,000,000  06/05/22     --       --        (468,764)      (468,764)
Deutsche
  Bank AG,
  London
  Branch.......  1.983%Fixed   CPI    Maturity  USD 32,000,000  05/12/22     --       --        (393,207)      (393,207)
                                                                                            ------------   ------------
Total (Depreciation)........                                                                $(16,489,403)  $(16,489,403)
                                                                                            ============   ============
Total Appreciation
(Depreciation)..............                                                                $(12,995,870)  $(12,995,870)
                                                                                            ============   ============

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        -------------------------------------------
                                                        LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                                        -------- ------------ -------- ------------
Bonds..................................................
   Australia...........................................       -- $ 48,177,132       -- $ 48,177,132
   Belgium.............................................       --   17,423,295       --   17,423,295
   Canada..............................................       --  116,181,873       --  116,181,873
   Denmark.............................................       --    3,018,098       --    3,018,098
   Finland.............................................       --   12,371,241       --   12,371,241
   France..............................................       --   43,371,632       --   43,371,632
   Germany.............................................       --   83,691,563       --   83,691,563
   Italy...............................................       --    2,532,538       --    2,532,538

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED


                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                           ------------------------------------------------
                                           LEVEL 1      LEVEL 2     LEVEL 3       TOTAL
                                           -------- --------------  -------- --------------
   Japan..................................       -- $   87,024,291        -- $   87,024,291
   Netherlands............................       --     66,223,831        --     66,223,831
   Spain..................................       --     17,826,039        --     17,826,039
   Supranational Organization Obligations.       --     58,197,372        --     58,197,372
   Sweden.................................       --     62,343,649        --     62,343,649
   Switzerland............................       --     10,197,754        --     10,197,754
   United Kingdom.........................       --     54,027,069        --     54,027,069
   United States..........................       --    596,233,158        --    596,233,158
Agency Obligations........................       --      8,051,193        --      8,051,193
U.S. Treasury Obligations.................       --    200,562,206        --    200,562,206
Securities Lending Collateral.............       --     36,969,628        --     36,969,628
Forward Currency Contracts**..............       --     (3,410,356)       --     (3,410,356)
Swap Agreements**.........................       --    (12,995,870)       --    (12,995,870)
                                           -------- --------------  -------- --------------
TOTAL.....................................       -- $1,508,017,336        -- $1,508,017,336
                                           ======== ==============  ======== ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      DFA MUNICIPAL REAL RETURN PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
                                                                          -------
MUNICIPAL BONDS -- (100.0%)
ALABAMA -- (0.5%)
Alabama State (GO) Series A
     5.000%, 08/01/20..................................................    2,250  $ 2,313,922
     5.000%, 08/01/23..................................................    2,200    2,506,306
                                                                                  -----------
TOTAL ALABAMA..........................................................             4,820,228
                                                                                  -----------
ALASKA -- (0.5%)
City of Anchorage (GO)
Series D...............................................................
     5.000%, 09/01/23..................................................    2,585    2,951,579
Municipality of Anchorage
(GO) Series B..........................................................
     5.000%, 09/01/21..................................................      900      962,217
     5.000%, 09/01/23..................................................      600      685,086
                                                                                  -----------
TOTAL ALASKA...........................................................             4,598,882
                                                                                  -----------
ARIZONA -- (0.6%)
City of Phoenix (GO)
     4.000%, 07/01/20..................................................    1,500    1,528,245
     5.000%, 07/01/20..................................................      875      897,190
City of Tempe (GO) Series C
     4.000%, 07/01/22..................................................    1,400    1,505,154
Maricopa County High School District No. 210-Phoenix (GO)
     3.000%, 07/01/23..................................................      650      691,918
Scottsdale Municipal Property Corp. (RB) Series A
     3.000%, 07/01/21..................................................      805      829,786
                                                                                  -----------
TOTAL ARIZONA..........................................................             5,452,293
                                                                                  -----------
ARKANSAS -- (1.2%)
Arkansas State (GO)
     5.000%, 04/01/21..................................................    2,600    2,740,530
     5.000%, 10/01/21..................................................    7,195    7,721,962
                                                                                  -----------
TOTAL ARKANSAS.........................................................            10,462,492
                                                                                  -----------
CALIFORNIA -- (2.5%)
California State (GO)
     5.000%, 08/01/26..................................................    9,000   11,150,280
     3.500%, 08/01/27..................................................    1,500    1,731,615
     5.000%, 08/01/27..................................................    4,000    5,056,560
California State (GO) Series B
     5.000%, 09/01/25..................................................    3,140    3,811,269
                                                                                  -----------
TOTAL CALIFORNIA.......................................................            21,749,724
                                                                                  -----------

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
                                                                          -------
COLORADO -- (1.1%)
City of Colorado Springs CO Utilities System Revenue (RB) Series A-1
     5.000%, 11/15/26..................................................    3,000  $ 3,734,700
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
Series B
     5.000%, 12/01/24..................................................      900    1,067,445
El Paso County School District No. 20 Academy (GO) (ST AID WITHHLDG)
     5.000%, 12/15/21..................................................    1,240    1,339,944
Jefferson County School District R-1 (GO) (ST AID WITHHLDG) Series 1
     5.250%, 12/15/24..................................................    1,000    1,199,180
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
     4.000%, 12/01/23..................................................    2,425    2,694,151
                                                                                  -----------
TOTAL COLORADO.........................................................            10,035,420
                                                                                  -----------
CONNECTICUT -- (0.2%)
City of Danbury (GO) (BAN)
     3.000%, 07/16/20..................................................    2,000    2,026,580
                                                                                  -----------
DELAWARE -- (0.5%)
New Castle County (GO)
     5.000%, 10/01/23..................................................    2,275    2,611,882
New Castle County (GO) Series B
     5.000%, 07/15/22..................................................    1,450    1,600,075
                                                                                  -----------
TOTAL DELAWARE.........................................................             4,211,957
                                                                                  -----------
DISTRICT OF COLUMBIA -- (1.4%)
District of Columbia (GO) Series A
     5.000%, 06/01/20..................................................    1,900    1,942,009
District of Columbia (GO) Series E
     5.000%, 06/01/21..................................................    2,550    2,702,771
     5.000%, 06/01/26..................................................    1,875    2,312,625
Washington Metropolitan Area Transit Authority (RB) Series A-1
     5.000%, 07/01/27..................................................    4,535    5,696,232
                                                                                  -----------
TOTAL DISTRICT OF COLUMBIA.......................................................  12,653,637
                                                                                  -----------

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED


                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- -----------
                                                                               (000)
                                                                              -------
FLORIDA -- (2.6%)
Florida Department of Environmental Protection (RB) Series A
    5.000%, 07/01/26.................................................          5,000  $ 6,136,050
Florida State (GO) Series A
    5.000%, 07/01/21.................................................          2,000    2,127,120
    5.000%, 06/01/23.................................................            700      794,073
    5.000%, 07/01/24.................................................            500      585,890
Florida State (GO) Series B
    5.000%, 06/01/20.................................................          3,300    3,373,359
    5.000%, 06/01/23.................................................            650      737,354
Florida State Board of Education (GO) Series B
    5.000%, 06/01/25.................................................          3,000    3,605,220
Miami-Dade County (GO) Series A
    5.000%, 07/01/26.................................................          1,810    2,231,603
Miami-Dade County (GO) Series D
    5.000%, 07/01/20.................................................          3,520    3,608,352
                                                                                      -----------
TOTAL FLORIDA........................................................                  23,199,021
                                                                                      -----------
GEORGIA -- (3.5%)
Cobb County (GO)
    5.000%, 01/01/22.................................................          2,335    2,528,128
Fulton County (RN)
    2.500%, 12/31/19.................................................          5,000    5,011,400
Georgia State (GO) Series A
    5.000%, 07/01/26.................................................          1,200    1,487,280
~   5.000%, 07/01/27.................................................          8,000   10,141,280
Georgia State (GO) Series C
    5.000%, 10/01/21.................................................          2,490    2,672,865
Georgia State (GO) Series C-1
    5.000%, 07/01/23.................................................          3,000    3,414,540
    5.000%, 07/01/24.................................................          3,200    3,756,064
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
    5.000%, 10/01/23.................................................          1,580    1,812,671
                                                                                      -----------
TOTAL GEORGIA........................................................                  30,824,228
                                                                                      -----------
HAWAII -- (0.9%)
City & County of Honolulu (GO) Series B
    5.000%, 10/01/23.................................................          2,150    2,463,943
    5.000%, 10/01/25.................................................            450      545,463
Hawaii State (GO) Series EF
    5.000%, 11/01/22.................................................            300      333,846
Hawaii State (GO) Series EH-2017
    5.000%, 08/01/23.................................................            970    1,105,819

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- -----------
                                                                               (000)
                                                                              -------
HAWAII -- (Continued)
Hawaii State (GO) Series FK
    5.000%, 05/01/23.................................................          1,800  $ 2,035,818
Hawaii State (GO) (ETM) Series EH
    5.000%, 08/01/23.................................................          1,225    1,397,701
Hawaii State (GO) (ETM) Series EH- 2017
    5.000%, 08/01/23.................................................            305      347,999
                                                                                      -----------
TOTAL HAWAII.........................................................                   8,230,589
                                                                                      -----------
KANSAS -- (1.4%)
City of Lenexa (GO) Series A
    5.000%, 09/01/21.................................................            600      642,042
City of Lenexa (GO) Series B
    5.000%, 09/01/20.................................................          1,610    1,661,134
City of Merriam (GO)
    5.000%, 10/01/25.................................................            200      242,936
City of Wichita (GO) Series A
    5.000%, 12/01/20.................................................          3,000    3,124,020
Johnson County (GO) Series B
    5.000%, 09/01/22.................................................          1,405    1,555,813
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
    5.000%, 10/01/26.................................................          1,500    1,866,645
Kansas State Department of Transportation (RB) Series A
    5.000%, 09/01/27.................................................          1,000    1,264,740
Kansas State Department of Transportation (RB) Series B
    5.000%, 09/01/20.................................................          1,975    2,037,548
                                                                                      -----------
TOTAL KANSAS.........................................................                  12,394,878
                                                                                      -----------
KENTUCKY -- (0.7%)
Louisville & Jefferson County (GO) Series A
    5.000%, 12/01/25.................................................          3,800    4,613,542
Louisville/Jefferson County Metropolitan Government (GO) Series A
    5.000%, 12/01/22.................................................          1,500    1,672,335
                                                                                      -----------
TOTAL KENTUCKY.......................................................                   6,285,877
                                                                                      -----------
LOUISIANA -- (0.2%)
Louisiana State (GO) Series C
    5.000%, 07/15/22.................................................            250      275,170
    5.000%, 08/01/23.................................................          1,100    1,247,961

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CONTINUED


                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
                                                                          -------
LOUISIANA -- (Continued)
Louisiana State (GO) Series D-2
    5.000%, 12/01/21.................................................        600  $   646,476
                                                                                  -----------
TOTAL LOUISIANA......................................................               2,169,607
                                                                                  -----------
MAINE -- (0.1%)
Maine State (GO) Series B
    5.000%, 06/01/23.................................................        495      560,969
                                                                                  -----------
MARYLAND -- (9.4%)
Anne County Arundel (GO)
    5.000%, 04/01/23.................................................      4,000    4,513,360
Baltimore County (GO)
    4.000%, 03/19/20.................................................      6,800    6,875,140
    5.000%, 08/01/21.................................................        500      533,450
    3.000%, 11/01/24.................................................      5,015    5,446,842
City of Baltimore (GO) Series B
    5.000%, 10/15/22.................................................        645      716,331
City of Frederick (GO) Series C
    5.000%, 03/01/27.................................................      3,100    3,877,945
Harford County (GO) Series A
    5.000%, 09/15/20.................................................        900      929,925
Howard County (GO) Series A
    5.000%, 02/15/28.................................................      3,000    3,839,310
Howard County (GO) Series D
    5.000%, 02/15/24.................................................      4,000    4,634,720
    5.000%, 02/15/25.................................................      8,390   10,009,354
Maryland State (GO) Series A
    5.000%, 03/15/28.................................................      7,000    8,974,420
Maryland State (GO) Series B
    4.000%, 08/01/23.................................................      1,785    1,970,461
    5.000%, 08/01/26.................................................      5,500    6,806,030
    5.000%, 08/01/26.................................................      1,000    1,237,460
    5.000%, 08/01/27.................................................        325      411,118
Maryland State (GO) Series C
    5.000%, 08/01/20.................................................      2,000    2,058,100
Montgomery County (GO) Series C
    5.000%, 10/01/27.................................................      6,655    8,448,988
Montgomery County (GO) Series D
    3.000%, 11/01/23.................................................      2,000    2,141,660
Washington Suburban Sanitary Commission (RB)
    4.000%, 06/01/20.................................................      2,600    2,642,172
    5.000%, 06/01/24.................................................      4,325    5,055,536
    3.000%, 06/01/26.................................................      2,080    2,287,459
                                                                                  -----------
TOTAL MARYLAND.......................................................              83,409,781
                                                                                  -----------

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
                                                                          -------
MASSACHUSETTS -- (4.0%)
City of Boston (GO) Series A
    5.000%, 03/01/20.................................................      1,200  $ 1,215,120
City of Boston (GO) Series B
    5.000%, 04/01/24.................................................      3,500    4,075,890
Commonwealth of Massachusetts (GO) Series A
    4.000%, 04/23/20.................................................      2,000    2,026,880
Commonwealth of Massachusetts (GO) Series B
    4.000%, 05/21/20.................................................      3,000    3,046,860
    5.250%, 08/01/21.................................................        500      535,600
Commonwealth of Massachusetts (GO) Series C
    5.000%, 04/01/23.................................................      4,000    4,510,520
    5.000%, 08/01/24.................................................      1,360    1,596,831
Commonwealth of Massachusetts (GO) Series E
    5.000%, 11/01/27.................................................      1,000    1,269,260
Massachusetts Clean Water Trust (The) (RB)
    5.000%, 08/01/20.................................................        400      411,456
Massachusetts School Building Authority (RB) (ETM) Series A
    5.000%, 11/15/25.................................................      3,240    3,939,451
Massachusetts Water Resources Authority (RB) (AGM) Series B
    5.250%, 08/01/28.................................................      9,000   11,771,100
Town of Lexington (GO)
    4.000%, 02/15/27.................................................      1,000    1,187,500
                                                                                  -----------
TOTAL MASSACHUSETTS..................................................              35,586,468
                                                                                  -----------
MICHIGAN -- (0.6%)
Michigan State (GO)
    5.000%, 11/01/19.................................................        700      700,000
Michigan State (GO) Series A
    5.000%, 05/01/23.................................................      2,425    2,744,494
    5.000%, 05/01/25.................................................      1,500    1,800,225
                                                                                  -----------
TOTAL MICHIGAN.......................................................               5,244,719
                                                                                  -----------
MINNESOTA -- (3.7%)
Hennepin County (GO) Series C
    5.000%, 12/01/28.................................................      1,150    1,495,943

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CONTINUED


                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- -----------
                                                                               (000)
MINNESOTA -- (Continued)
Metropolitan Council (GO) Series A
    5.000%, 03/01/20.................................................            955  $   967,033
Metropolitan Council (GO) Series C
    5.000%, 03/01/24.................................................          6,250    7,254,312
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
    5.000%, 02/01/28.................................................          2,590    3,309,606
Minnesota State (GO) Series A
    5.000%, 08/01/21.................................................          1,330    1,418,977
    5.000%, 08/01/25.................................................          7,000    8,463,840
~   5.000%, 08/01/28.................................................          6,000    7,764,720
Minnesota State (GO) Series D
    5.000%, 08/01/21.................................................            700      746,830
Saint Paul Public Library Agency (GO) Series C
    5.000%, 03/01/20.................................................            900      911,277
                                                                                      -----------
TOTAL MINNESOTA......................................................                  32,332,538
                                                                                      -----------
MISSISSIPPI -- (0.3%)
Madison County School District (GO)
    3.500%, 12/01/19.................................................            350      350,616
Mississippi State (GO) Series B
    5.000%, 11/01/20.................................................            600      622,770
Mississippi State (GO) Series C
    5.000%, 10/01/20.................................................          1,565    1,619,415
                                                                                      -----------
TOTAL MISSISSIPPI....................................................                   2,592,801
                                                                                      -----------
MISSOURI -- (0.6%)
Columbia School District (GO) Series B
    5.000%, 03/01/23.................................................          2,500    2,809,775
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
    4.000%, 03/01/26.................................................          1,845    2,135,754
                                                                                      -----------
TOTAL MISSOURI.......................................................                   4,945,529
                                                                                      -----------
NEBRASKA -- (1.2%)
Douglas County School District No. 17 (GO)
    4.000%, 12/15/26.................................................          3,000    3,536,790
Omaha School District (GO)
    5.000%, 12/15/25.................................................          1,345    1,641,532

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- -----------
                                                                               (000)
NEBRASKA -- (Continued)
    5.000%, 12/15/26.................................................          3,975  $ 4,961,039
                                                                                      -----------
TOTAL NEBRASKA.......................................................                  10,139,361
                                                                                      -----------
NEVADA -- (3.2%)
City of Henderson NV (GO)
    5.000%, 06/01/21.................................................            600      636,042
Clark County (GO) Series B
    5.000%, 11/01/24.................................................          8,665   10,220,368
Nevada State (GO) Series D
    5.000%, 04/01/25.................................................         11,625   13,885,481
Nevada State (GO) Series D1
    5.000%, 03/01/22.................................................          2,000    2,176,360
Washoe County School District (GO) Series F
    5.000%, 06/01/21.................................................            900      951,444
                                                                                      -----------
TOTAL NEVADA.........................................................                  27,869,695
                                                                                      -----------
NEW HAMPSHIRE -- (0.3%)
City of Dover (GO) Series C
    5.000%, 07/01/20.................................................            220      225,579
City of Nashua (GO)
    4.000%, 07/15/24.................................................          2,000    2,255,160
                                                                                      -----------
TOTAL NEW HAMPSHIRE..................................................                   2,480,739
                                                                                      -----------
NEW JERSEY -- (0.3%)
City of Hoboken (GO)
    3.000%, 02/01/27.................................................          1,000    1,090,320
Township of Parsippany-Troy Hills (GO) Series ABCD
    2.000%, 09/15/21.................................................          1,515    1,539,240
                                                                                      -----------
TOTAL NEW JERSEY.....................................................                   2,629,560
                                                                                      -----------
NEW MEXICO -- (1.6%)
New Mexico State (GO)
    5.000%, 03/01/21.................................................          2,105    2,210,650
New Mexico State Severance Tax Permanent Fund (RB) Series A
    5.000%, 07/01/27.................................................          2,570    3,225,967
New Mexico State Severance Tax Permanent Fund (RB) Series B
    4.000%, 07/01/20.................................................          2,000    2,037,380
New Mexico State Severance Tax Permanent Fund (RB) Series D
    5.000%, 07/01/26.................................................          5,580    6,851,793
                                                                                      -----------
TOTAL NEW MEXICO.....................................................                  14,325,790
                                                                                      -----------

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CONTINUED


                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- -----------
                                                                               (000)
NEW YORK -- (6.2%)
City of New York (GO) Series A-1
    3.000%, 08/01/20.................................................          2,615  $ 2,651,192
    4.000%, 08/01/20.................................................          2,220    2,267,064
City of New York (GO) Series C
    5.000%, 08/01/26.................................................            500      615,465
    5.000%, 08/01/26.................................................          3,650    4,492,894
City of New York (GO) Series E
    5.000%, 08/01/26.................................................          3,825    4,708,307
City of New York (GO) Series J
    5.000%, 08/01/22.................................................            650      717,229
New York State Dormitory Authority (RB) Series A
    5.000%, 02/15/25.................................................            500      596,540
New York State Dormitory Authority (RB) Series B
    5.000%, 02/15/22.................................................          2,500    2,718,200
    5.000%, 02/15/24.................................................            700      812,070
New York State Dormitory Authority (RB) Series C
    5.000%, 03/15/27.................................................         14,000   17,586,800
New York State Dormitory Authority (RB) Series E-GROUP 1
    5.000%, 03/15/27.................................................          7,000    8,793,400
New York State Urban Development Corp. (RB) Series A
    5.000%, 03/15/26.................................................          6,890    8,452,239
Riverhead Central School District (GO) (ST AID WITHHLDG)
    2.000%, 10/15/22.................................................            700      716,961
                                                                                      -----------
TOTAL NEW YORK.......................................................                  55,128,361
                                                                                      -----------
NORTH CAROLINA -- (5.6%)
City of Charlotte Water & Sewer System Revenue (RB)
    5.000%, 07/01/21.................................................          1,800    1,915,020
Forsyth County (GO)
    4.000%, 12/01/21.................................................          1,500    1,588,725
Gaston County (GO)
    5.000%, 02/01/26.................................................          2,500    3,048,975
Iredell County (GO) Series B
    2.500%, 02/01/24.................................................          2,285    2,400,164
Mecklenburg County (GO) Series A
    5.000%, 04/01/22.................................................          5,000    5,460,000

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- -----------
                                                                               (000)
NORTH CAROLINA -- (Continued)
Mecklenburg County (GO) Series B
    5.000%, 12/01/21.................................................          6,120  $ 6,607,152
    5.000%, 12/01/26.................................................          8,430   10,544,075
North Carolina Eastern Municipal Power Agency (RB) (NATL-IBC) (ETM)
  Series B
    6.000%, 01/01/22.................................................            650      716,560
North Carolina State (GO) Series C
    4.000%, 05/01/20.................................................          1,000    1,014,180
Wake County (GO)
    5.000%, 09/01/21.................................................          2,250    2,407,230
    5.000%, 09/01/24.................................................          4,000    4,716,200
Wake County (GO) Series C
    5.000%, 03/01/25.................................................          7,530    9,003,320
                                                                                      -----------
TOTAL NORTH CAROLINA.................................................                  49,421,601
                                                                                      -----------
NORTH DAKOTA -- (0.1%)
North Dakota State University of Agriculture & Applied Science (RB)
  Series A
    5.000%, 04/01/21.................................................            545      573,356
                                                                                      -----------
OHIO -- (5.7%)
City of Columbus (GO) Series 1
    5.000%, 07/01/21.................................................          2,775    2,949,964
City of Columbus (GO) Series 2017-1
    4.000%, 04/01/27.................................................          4,205    4,965,306
City of Columbus (GO) Series A
    5.000%, 02/15/20.................................................            650      656,975
    2.000%, 08/15/22.................................................          2,000    2,045,440
    4.000%, 08/15/25.................................................          3,500    4,031,125
City of Columbus (GO) Series A
    4.000%, 04/01/24.................................................          4,000    4,479,440
Columbus City School District (GO) Series A
    5.000%, 12/01/21.................................................          1,595    1,720,255
Franklin County (GO)
    5.000%, 06/01/21.................................................          1,830    1,940,532
Ohio State (GO) Series A
    4.000%, 03/01/21.................................................          1,475    1,530,696
    5.000%, 09/15/25.................................................          1,950    2,369,425
    5.000%, 09/01/28.................................................          2,500    3,226,500
Ohio State (GO) Series B
    5.000%, 08/01/20.................................................            650      668,564
    5.000%, 09/01/27.................................................          9,300   11,754,177

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CONTINUED


                                                                                                      FACE
                                                                                                     AMOUNT^   VALUE+
                                                                                                     ------- -----------
                                                                                                      (000)
OHIO -- (Continued)
            5.000%, 09/15/27................................................................          3,500  $ 4,427,255
Ohio Water Development Authority (RB) Series A
(Currency)  5.000%, 12/01/26 (Pre-refunded @ $100, 12/1/19).................................          1,850    1,855,402
Upper Arlington City School District (GO) Series A
            5.000%, 12/01/26................................................................          1,530    1,906,671
                                                                                                             -----------
TOTAL OHIO..................................................................................                  50,527,727
                                                                                                             -----------
OREGON -- (1.2%)
City of Portland Sewer System Revenue (RB) Series A
            5.000%, 10/01/23................................................................          3,570    4,088,328
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY) Series B
            5.000%, 06/15/23................................................................          1,005    1,141,861
Oregon State (GO) Series A
            5.000%, 05/01/20................................................................          1,800    1,834,056
            5.000%, 05/01/21................................................................            800      845,664
Oregon State (GO) Series G
            5.000%, 12/01/22................................................................          2,050    2,285,525
                                                                                                             -----------
TOTAL OREGON................................................................................                  10,195,434
                                                                                                             -----------
PENNSYLVANIA -- (0.5%)
Commonwealth of Pennsylvania (GO) Series 1
            5.000%, 04/01/22................................................................          3,925    4,277,269
                                                                                                             -----------
RHODE ISLAND -- (0.4%)
Rhode Island State (GO) Series A
            5.000%, 08/01/20................................................................          1,900    1,953,979
Rhode Island State (GO) Series D
            5.000%, 08/01/22................................................................            600      662,058
Rhode State Island (GO) Series A
            5.000%, 04/01/27................................................................          1,060    1,324,247
                                                                                                             -----------
TOTAL RHODE ISLAND..........................................................................                   3,940,284
                                                                                                             -----------
SOUTH CAROLINA -- (2.5%)
Beaufort County (GO) (ST AID WITHHLDG) Series A
            4.000%, 03/01/22................................................................            640      681,491

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- -----------
                                                                               (000)
SOUTH CAROLINA -- (Continued)
Beaufort County School District (GO) (SCSDE) Series A
    5.000%, 03/01/23.................................................          6,000  $ 6,743,460
Berkeley County School District (GO) (SCSDE) Series A
    5.000%, 03/01/27.................................................          2,500    3,125,400
Charleston County (GO)
    5.000%, 11/01/23.................................................          1,000    1,149,430
Charleston County School District (GO) (SCSDE) Series A
    5.000%, 02/01/21.................................................            800      838,152
Clemson University (RB) Series B
    5.000%, 05/01/25.................................................            750      898,793
Lexington & Richland School District No. 5 (GO) (SCSDE)
    5.000%, 03/01/24.................................................          2,750    3,184,363
Richland County (GO) (ST AID WITHHLDG) Series A
    5.000%, 03/01/26.................................................          1,870    2,297,893
South Carolina State (GO) (ST AID WITHHLDG) Series A
    5.000%, 10/01/23.................................................          3,000    3,441,780
                                                                                      -----------
TOTAL SOUTH CAROLINA.................................................                  22,360,762
                                                                                      -----------
TENNESSEE -- (3.7%)
City of Kingsport (GO) Series A
    5.000%, 09/01/21.................................................            510      545,542
Hamilton County (GO) Series B
    5.000%, 03/01/22.................................................          2,000    2,178,780
Maury County (GO) Series B
    5.000%, 04/01/20.................................................          1,205    1,223,882
Metropolitan Government of Nashville & Davidson County (GO)
    5.000%, 01/01/26.................................................          5,000    6,092,500
    4.000%, 07/01/28.................................................          1,000    1,201,620
Rutherford County (GO) Series B
    5.000%, 04/01/23.................................................          4,085    4,606,369
Shelby County (GO)
    5.000%, 04/01/25.................................................          5,000    5,983,800
Shelby County (GO) Series A
    5.000%, 04/01/20.................................................          1,500    1,523,625
    5.000%, 04/01/27.................................................          3,975    4,978,608

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CONTINUED

                                                                            FACE
                                                                           AMOUNT^   VALUE+
                                                                           ------- -----------
                                                                            (000)
                                                                           -------
TENNESSEE -- (Continued)
Sullivan County (GO) Series A
    5.000%, 04/01/21.................................................       1,000  $ 1,053,770
Sumner County (GO)
    5.000%, 06/01/21.................................................         650      689,045
    5.000%, 12/01/21.................................................         900      970,479
Washington County (GO) Series A
    4.000%, 06/01/26.................................................       1,705    1,982,932
                                                                                   -----------
TOTAL TENNESSEE......................................................               33,030,952
                                                                                   -----------
TEXAS -- (13.9%)
City of Arlington (GO)
    5.000%, 08/15/25.................................................       1,000    1,202,980
City of Dallas Waterworks & Sewer System Revenue (RB) Series A
    5.000%, 10/01/22.................................................       9,000    9,979,920
City of Frisco (GO) Series A
    5.000%, 02/15/25.................................................       2,000    2,379,260
City of Garland (GO) Series A
    5.000%, 02/15/24.................................................         400      462,748
City of Houston (RN)
    3.000%, 06/26/20.................................................       5,000    5,059,950
City of Houston (GO) Series A
    5.000%, 03/01/20.................................................       1,515    1,533,786
    5.000%, 03/01/27.................................................       5,000    6,172,400
City of Lubbock (GO)
    5.000%, 02/15/23.................................................       4,000    4,483,720
City of San Antonio Electric & Gas Systems Revenue (RB)
    5.000%, 02/01/24.................................................       9,515   10,986,400
    5.000%, 02/01/26.................................................       2,850    3,462,494
City of Sugar Land (GO)
    5.000%, 02/15/21.................................................       1,050    1,099,025
Conroe Independent School District (GO) (PSF-GTD) Series A
    5.000%, 02/15/26.................................................       8,710   10,608,780
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/21.................................................         800      839,024
Dallas County Community College District (GO)
    5.000%, 02/15/21.................................................       2,155    2,260,703
El Paso Independent School District (GO) (PSF-GTD)
    5.000%, 08/15/24.................................................       3,035    3,562,938
Frisco Independent School District (GO) (PSF-GTD)
    5.000%, 08/15/20.................................................       2,460    2,533,529

                                                                               FACE
                                                                              AMOUNT^    VALUE+
                                                                              ------- ------------
                                                                               (000)
                                                                              -------
TEXAS -- (Continued)
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/27.................................................          3,000  $  3,727,890
Highland Park Independent School District (GO)
    5.000%, 02/15/23.................................................          3,120     3,498,362
Houston Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/27.................................................          5,000     6,248,350
Permanent University Fund - University of Texas System (RB) Series B
    5.250%, 07/01/28.................................................          2,610     3,417,404
Pflugerville Independent School District (GO) (PSF-GTD)
    4.000%, 08/15/20.................................................          2,000     2,044,300
Plano Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/24.................................................          2,225     2,575,037
San Antonio Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/20.................................................          1,790     1,809,260
Texas State (RN)
    4.000%, 08/27/20.................................................          5,000     5,114,150
Texas State (GO)
~   5.000%, 10/01/23.................................................          4,200     4,816,728
Texas Transportation Commission State Highway Fund (RB)
    5.000%, 10/01/26.................................................          2,505     3,089,366
University of Texas System (The) (RB) Series J
    5.000%, 08/15/25.................................................         12,500    15,122,375
    5.000%, 08/15/26.................................................          3,850     4,762,835
Ysleta Independent School District (GO) (PSF-GTD) Series A
    5.000%, 08/15/20.................................................            460       473,749
                                                                                      ------------
TOTAL TEXAS..........................................................                  123,327,463
                                                                                      ------------
UTAH -- (1.8%)
City of American Fork (GO)
    5.000%, 05/01/26.................................................          1,165     1,421,114
Davis School District (GO) (SCH BD GTY) Series B
    5.000%, 06/01/23.................................................          1,000     1,134,770
Salt County Lake (GO)
    3.000%, 12/27/19.................................................         10,000    10,030,600

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED


                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- -----------
                                                                               (000)
                                                                              -------
UTAH -- (Continued)
Tooele County School District (GO) (SCH BD GTY) Series B
    5.000%, 06/01/22.................................................            650  $   713,453
Utah State (GO)
    5.000%, 07/01/22.................................................          1,500    1,652,670
Weber School District (GO) (SCH BD GTY)
    5.000%, 06/15/21.................................................            650      690,111
                                                                                      -----------
TOTAL UTAH...........................................................                  15,642,718
                                                                                      -----------
VIRGINIA -- (6.3%)
Arlington County (GO)
    5.000%, 08/15/26.................................................          3,575    4,433,107
    5.000%, 08/15/27.................................................          4,000    5,074,320
    5.000%, 08/15/27.................................................          3,820    4,845,976
Arlington County (GO) Series B
    5.000%, 08/15/22.................................................          4,830    5,339,178
Chesterfield County (GO) (ST AID WITHHLDG) Series A
    5.000%, 01/01/22.................................................          1,735    1,878,502
City of Lynchburg (GO)
    5.000%, 02/01/26.................................................          1,930    2,364,192
City of Manassas (GO) (ST AID WITHHLDG) Series C
    5.000%, 07/01/21.................................................          1,040    1,106,633
City of Norfolk (GO) (ST AID WTHHLDG)
    5.000%, 08/01/27.................................................          2,300    2,911,386
City of Richmond (GO) (ST AID WITHHLDG) Series A
    5.000%, 03/01/21.................................................            900      945,540
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
    5.000%, 07/15/20.................................................          2,200    2,259,554
    5.000%, 09/15/24.................................................          3,000    3,539,640
Fairfax County (GO) (ST AID WITHHLDG) Series A
    5.000%, 10/01/23.................................................          4,775    5,476,161
    5.000%, 10/01/26.................................................          5,535    6,900,374
Loudoun County (GO) Series A
    5.000%, 12/01/21.................................................          5,000    5,399,100
Virginia Public Building Authority (RB) Series C
    5.000%, 08/01/23.................................................            600      683,304
Virginia Resources Authority (GO) Series A
    5.000%, 06/01/27.................................................          2,115    2,676,109

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- -----------
                                                                               (000)
                                                                              -------
VIRGINIA -- (Continued)
Virginia Resources Authority (RB) Series D
    5.000%, 11/01/20.................................................            200  $   207,590
                                                                                      -----------
TOTAL VIRGINIA.......................................................                  56,040,666
                                                                                      -----------
WASHINGTON -- (4.1%)
City of Marysville Water & Sewer Revenue (RB)
    5.000%, 04/01/20.................................................            175      177,742
City of Seattle Municipal Light & Power Revenue (RB) Series B
    5.000%, 04/01/24.................................................          3,000    3,489,420
City of Spokane (GO)
    5.000%, 12/01/25.................................................          1,165    1,416,698
Clark County School District No. 119 Battleground (GO) (SCH BD GTY)
    4.000%, 12/01/21.................................................            510      539,284
King & Snohomish Counties School District No. 417 Northshore (GO)
  (SCH BD GTY)
    5.000%, 12/01/19.................................................          2,825    2,833,164
King County (GO) Series A
    5.000%, 07/01/20.................................................            700      717,752
    5.000%, 12/01/25.................................................          1,830    2,230,148
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
    5.000%, 12/01/24.................................................          2,265    2,680,288
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
    5.000%, 12/01/22.................................................            925    1,032,467
North Thurston Public Schools (GO) (SCH BD GTY)
    5.000%, 12/01/22.................................................          2,080    2,320,323
Port of Seattle (GO)
    5.000%, 06/01/21.................................................          3,150    3,339,221
Washington State (GO) Series 2017-A
    5.000%, 08/01/26.................................................          1,480    1,828,214
Washington State (GO) Series A
    5.000%, 08/01/21.................................................            500      533,360
Washington State (GO) Series C
    5.000%, 02/01/25.................................................          1,930    2,297,819

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- -----------
                                                                               (000)
-                                                                             -------
WASHINGTON -- (Continued)
Washington State (GO) Series R-2012C
    4.000%, 07/01/21.................................................            150  $   157,052
Washington State (GO) Series R-2013A
    5.000%, 07/01/20.................................................          2,775    2,845,568
Washington State (GO) Series R-2015
    5.000%, 07/01/20.................................................          1,560    1,599,671
Washington State (GO) Series R-2018C
    5.000%, 08/01/27.................................................          4,800    6,047,808
                                                                                      -----------
TOTAL WASHINGTON.....................................................                  36,085,999
                                                                                      -----------
WISCONSIN -- (4.9%)
City of Janesville (GO)
    3.000%, 03/01/24.................................................          1,245    1,332,212
City of Milwaukee (GO)
    5.000%, 05/01/20.................................................          2,370    2,414,604
City of Milwaukee (GO) Series N2
    4.000%, 03/01/24.................................................          6,500    7,227,610
City of Milwaukee (GO) Series N4
    5.000%, 04/01/27.................................................          1,510    1,881,626
    5.000%, 04/01/28.................................................          9,990   12,692,994

                                                                            FACE
                                                                           AMOUNT^    VALUE+
                                                                           ------- ------------
                                                                            (000)
                                                                           -------
WISCONSIN -- (Continued)
City of Oshkosh (GO) Series B
    3.000%, 12/01/23.................................................         650  $    693,966
Germantown School District (GO) Series A
    5.000%, 04/01/27.................................................       2,200     2,767,798
Oregon School District (GO)
    3.000%, 03/01/21.................................................       1,900     1,945,049
Wisconsin State (GO) Series 1
    5.000%, 05/01/20.................................................       2,300     2,343,746
    5.000%, 11/01/24.................................................       4,025     4,758,194
Wisconsin State (GO) Series 2
    5.000%, 11/01/20.................................................         800       830,608
    5.000%, 11/01/22.................................................         600       667,128
Wisconsin State (GO) Series B
    5.000%, 05/01/21.................................................       3,405     3,600,413
                                                                                   ------------
TOTAL WISCONSIN......................................................                43,155,948
                                                                                   ------------
TOTAL MUNICIPAL BONDS................................................               884,941,903
                                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $857,291,644)................................................              $884,941,903
                                                                                   ============

As of October 31, 2019, DFA Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:

                PAYMENTS   PAYMENTS                                     UPFRONT  UPFRONT             UNREALIZED
                  MADE     RECEIVED  PAYMENT     NOTIONAL    EXPIRATION PREMIUMS PREMIUMS  MARKET   APPRECIATION
COUNTERPARTY    BY FUND    BY FUND  FREQUENCY     AMOUNT        DATE      PAID   RECEIVED  VALUE   (DEPRECIATION)
------------  ------------ -------- --------- -------------- ---------- -------- -------- -------- --------------
 Bank of
   America
   Corp...... 1.826% Fixed   CPI    Maturity  USD 26,000,000  11/07/20     --       --    $148,217    $148,217
 Bank of
   America
   Corp...... 1.715% Fixed   CPI    Maturity  USD 11,000,000  09/28/23     --       --      69,006      69,006
 Bank of
   America
   Corp...... 1.706% Fixed   CPI    Maturity  USD 11,000,000  06/14/22     --       --     116,136     116,136
 Bank of
   America
   Corp...... 1.704% Fixed   CPI    Maturity  USD 27,000,000  05/31/21     --       --     346,791     346,791
 Bank of
   America
   Corp...... 1.663% Fixed   CPI    Maturity  USD 17,000,000  04/15/22     --       --     222,280     222,280
 Bank of
   America
   Corp...... 1.619% Fixed   CPI    Maturity  USD 12,000,000  10/14/22     --       --      67,084      67,084
 Bank of
   America
   Corp...... 1.610% Fixed   CPI    Maturity  USD 20,000,000  12/31/20     --       --     239,824     239,824
 Bank of
   America
   Corp...... 1.609% Fixed   CPI    Maturity  USD 17,000,000  06/24/21     --       --     284,823     284,823
 Bank of
   America
   Corp...... 1.580% Fixed   CPI    Maturity  USD 14,000,000  12/30/20     --       --     189,914     189,914
 Bank of
   America
   Corp...... 1.548% Fixed   CPI    Maturity  USD  8,000,000  01/08/21     --       --     124,000     124,000

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED


                PAYMENTS   PAYMENTS                                     UPFRONT  UPFRONT                 UNREALIZED
                  MADE     RECEIVED  PAYMENT     NOTIONAL    EXPIRATION PREMIUMS PREMIUMS    MARKET     APPRECIATION
COUNTERPARTY    BY FUND    BY FUND  FREQUENCY     AMOUNT        DATE      PAID   RECEIVED    VALUE     (DEPRECIATION)
------------  ------------ -------- --------- -------------- ---------- -------- -------- -----------  --------------
 Bank of
   America
   Corp...... 1.530% Fixed   CPI    Maturity  USD 19,000,000  12/24/20     --       --    $   307,646   $   307,646
 Citibank,
   N.A....... 1.789% Fixed   CPI    Maturity  USD 21,000,000  03/31/24     --       --         32,097        32,097
 Citibank,
   N.A....... 1.752% Fixed   CPI    Maturity  USD 17,000,000  05/20/23     --       --        133,604       133,604
 Citibank,
   N.A....... 1.698% Fixed   CPI    Maturity  USD 22,000,000  06/02/22     --       --        264,871       264,871
 Citibank,
   N.A....... 1.578% Fixed   CPI    Maturity  USD 25,000,000  08/09/23     --       --        396,212       396,212
 Citibank,
   N.A....... 1.577% Fixed   CPI    Maturity  USD 10,000,000  11/18/21     --       --        118,697       118,697
 Citibank,
   N.A....... 1.555% Fixed   CPI    Maturity  USD 10,000,000  12/11/20     --       --        148,780       148,780
 Citibank,
   N.A....... 1.533% Fixed   CPI    Maturity  USD 10,000,000  11/10/20     --       --        141,936       141,936
 Citibank,
   N.A....... 1.520% Fixed   CPI    Maturity  USD 24,000,000  08/01/21     --       --        448,350       448,350
 Citibank,
   N.A....... 1.481% Fixed   CPI    Maturity  USD 17,000,000  08/18/21     --       --        329,615       329,615
 Citibank,
   N.A....... 1.253% Fixed   CPI    Maturity  USD 12,000,000  02/11/22     --       --        419,344       419,344
                                                                                          -----------   -----------
TOTAL APPRECIATION........                                                                $ 4,549,227   $ 4,549,227
 Bank of
   America
   Corp...... 2.373% Fixed   CPI    Maturity  USD 18,000,000  07/13/26     --       --     (1,057,845)   (1,057,845)
 Bank of
   America
   Corp...... 2.355% Fixed   CPI    Maturity  USD 17,000,000  05/29/28     --       --     (1,120,964)   (1,120,964)
 Bank of
   America
   Corp...... 2.349% Fixed   CPI    Maturity  USD 14,000,000  08/13/27     --       --       (885,560)     (885,560)
 Bank of
   America
   Corp...... 2.349% Fixed   CPI    Maturity  USD 14,000,000  09/20/26     --       --       (806,858)     (806,858)
 Bank of
   America
   Corp...... 2.327% Fixed   CPI    Maturity  USD 17,000,000  07/30/24     --       --       (749,801)     (749,801)
 Bank of
   America
   Corp...... 2.243% Fixed   CPI    Maturity  USD 15,000,000  11/01/27     --       --       (771,995)     (771,995)
 Bank of
   America
   Corp...... 2.195% Fixed   CPI    Maturity  USD 15,000,000  01/09/24     --       --       (477,433)     (477,433)
 Bank of
   America
   Corp...... 2.192% Fixed   CPI    Maturity  USD 14,000,000  03/29/25     --       --       (559,628)     (559,628)
 Bank of
   America
   Corp...... 2.186% Fixed   CPI    Maturity  USD 20,000,000  11/20/25     --       --       (768,816)     (768,816)
 Bank of
   America
   Corp...... 2.177% Fixed   CPI    Maturity  USD 11,000,000  09/20/27     --       --       (432,338)     (432,338)
 Bank of
   America
   Corp...... 2.149% Fixed   CPI    Maturity  USD 14,000,000  08/10/27     --       --       (526,415)     (526,415)
 Bank of
   America
   Corp...... 2.064% Fixed   CPI    Maturity  USD 13,000,000  10/24/24     --       --       (261,113)     (261,113)
 Bank of
   America
   Corp...... 2.029% Fixed   CPI    Maturity  USD 15,000,000  05/24/25     --       --       (343,245)     (343,245)
 Bank of
   America
   Corp...... 2.004% Fixed   CPI    Maturity  USD 14,000,000  06/13/25     --       --       (278,991)     (278,991)
 Bank of
   America
   Corp...... 1.971% Fixed   CPI    Maturity  USD 25,000,000  02/21/25     --       --       (470,354)     (470,354)
 Bank of
   America
   Corp...... 1.902% Fixed   CPI    Maturity  USD 25,000,000  07/14/22     --       --       (135,406)     (135,406)
 Bank of
   America
   Corp...... 0.022% Fixed   CPI    Maturity  USD 16,000,000  02/14/24     --       --       (519,520)     (519,520)
 Citibank,
   N.A....... 2.367% Fixed   CPI    Maturity  USD 10,000,000  05/04/28     --       --       (693,686)     (693,686)
 Citibank,
   N.A....... 2.234% Fixed   CPI    Maturity  USD 34,000,000  01/23/24     --       --     (1,123,969)   (1,123,969)
 Citibank,
   N.A....... 2.171% Fixed   CPI    Maturity  USD 11,000,000  04/07/24     --       --       (375,071)     (375,071)
 Citibank,
   N.A....... 2.148% Fixed   CPI    Maturity  USD 19,000,000  01/04/24     --       --       (509,038)     (509,038)
 Citibank,
   N.A....... 2.141% Fixed   CPI    Maturity  USD 17,000,000  04/16/28     --       --       (629,819)     (629,819)
 Citibank,
   N.A....... 2.114% Fixed   CPI    Maturity  USD 14,000,000  12/19/23     --       --       (352,487)     (352,487)
 Citibank,
   N.A....... 2.112% Fixed   CPI    Maturity  USD 11,000,000  05/02/24     --       --       (324,059)     (324,059)
 Citibank,
   N.A....... 2.112% Fixed   CPI    Maturity  USD 27,000,000  12/21/24     --       --       (759,258)     (759,258)
 Citibank,
   N.A....... 2.102% Fixed   CPI    Maturity  USD 11,000,000  11/21/26     --       --       (361,994)     (361,994)
 Citibank,
   N.A....... 2.100% Fixed   CPI    Maturity  USD 18,000,000  12/11/25     --       --       (551,725)     (551,725)
 Citibank,
   N.A....... 2.087% Fixed   CPI    Maturity  USD 23,000,000  12/29/22     --       --       (434,100)     (434,100)
 Citibank,
   N.A....... 2.005% Fixed   CPI    Maturity  USD 12,000,000  11/09/25     --       --       (238,027)     (238,027)

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED


                PAYMENTS   PAYMENTS                                     UPFRONT  UPFRONT                  UNREALIZED
                  MADE     RECEIVED  PAYMENT     NOTIONAL    EXPIRATION PREMIUMS PREMIUMS    MARKET      APPRECIATION
COUNTERPARTY    BY FUND    BY FUND  FREQUENCY     AMOUNT        DATE      PAID   RECEIVED    VALUE      (DEPRECIATION)
------------  ------------ -------- --------- -------------- ---------- -------- -------- ------------  --------------
 Citibank,
   N.A....... 1.986% Fixed   CPI    Maturity  USD 20,000,000  07/24/23     --       --    $   (256,544)  $   (256,544)
 Citibank,
   N.A....... 1.678% Fixed   CPI    Maturity  USD 15,000,000  06/17/23     --       --         (66,803)       (66,803)
 Citibank,
   N.A....... 1.675% Fixed   CPI    Maturity  USD 20,000,000  09/03/24     --       --         (69,375)       (69,375)
                                                                                          ------------   ------------
TOTAL (DEPRECIATION).........................                                             $(16,912,237)  $(16,912,237)
                                                                                          ------------   ------------
TOTAL APPRECIATION (DEPRECIATION)............                                             $(12,363,010)  $(12,363,010)
                                                                                          ============   ============

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                       --------------------------------------------
                                                                       LEVEL 1     LEVEL 2    LEVEL 3      TOTAL
                                                                       -------- ------------  -------- ------------
Municipal Bonds.......................................................       -- $884,941,903        -- $884,941,903
Swap Agreements**.....................................................       --  (12,363,010)       --  (12,363,010)
                                                                       -------- ------------  -------- ------------
TOTAL.................................................................       -- $872,578,893        -- $872,578,893
                                                                       ======== ============  ======== ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- ----------
                                                                               (000)
                                                                              -------
MUNICIPAL BONDS -- (100.0%)
CALIFORNIA -- (100.0%)
Albany Unified School District (GO)
            5.000%, 08/01/25.................................................    230  $  279,236
Alhambra Unified School District (GO) Series A
            1.750%, 08/01/22.................................................    300     305,610
Alhambra Unified School District (GO) Series B
            5.000%, 08/01/23.................................................    100     114,794
Anaheim Housing & Public Improvements Authority (RB)
(Currency)  5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/21)..................    500     537,610
(Currency)  5.000%, 10/01/41 (Pre-refunded @ $100, 10/1/21)..................  1,320   1,419,290
Anaheim Union High School District (GO)
            5.000%, 08/01/20.................................................    100     102,855
Bay Area Toll Authority (RB) Series S-4
(Currency)  5.250%, 04/01/53 (Pre-refunded @ $100, 4/1/23)...................    250     285,423
Berkeley Unified School District (GO) Series E
            5.000%, 08/01/27.................................................    695     893,283
Beverly Hills Unified School District (GO)
            2.000%, 08/01/22.................................................    150     154,310
Burbank Unified School District (GO)
            5.000%, 08/01/24.................................................    565     669,700
Cajon Valley Union School District (GO)
            5.000%, 08/01/24.................................................    305     360,897
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
(Currency)  5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28)...................    100     129,627

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- ----------
                                                                               (000)
                                                                              -------
CALIFORNIA -- (Continued)
California Municipal Finance Authority (RB)
(Currency)  6.000%, 01/01/42 (Pre-refunded @ $100, 1/1/22)...................  1,250  $1,382,537
California State (GO)
            5.000%, 12/01/22.................................................    500     559,220
            5.000%, 08/01/23.................................................    585     668,532
            5.000%, 10/01/25.................................................  1,700   2,068,203
~           5.000%, 08/01/26.................................................  2,380   2,948,630
~           5.000%, 08/01/26.................................................  2,540   3,146,857
            4.000%, 11/01/26.................................................  1,735   2,046,346
            3.500%, 08/01/27.................................................  2,835   3,272,752
            5.000%, 08/01/27.................................................  4,200   5,309,388
            5.000%, 11/01/27.................................................    200     254,198
            5.000%, 08/01/28.................................................    730     940,554
California State (GO) Series B
            5.000%, 09/01/26.................................................  3,215   3,990,812
California State (GO) (AMBAC)
            5.000%, 02/01/27.................................................    625     781,356
California State Department of Water Resources (RB) Series AQ
(Currency)  4.000%, 12/01/32 (Pre-refunded @ $100, 6/1/23)...................  3,500   3,879,540
California State Department of Water Resources (RB) Series AS
            5.000%, 12/01/24.................................................    775     927,210
California State Department of Water Resources Power Supply Revenue (RB)
  Series L
            5.000%, 05/01/20.................................................    325     331,409
(Currency)  5.000%, 05/01/22 (Pre-refunded @ $100, 5/1/20)...................  1,000   1,019,870
California State Department of Water Resources Power Supply Revenue (RB)
  Series O
            5.000%, 05/01/21.................................................  1,000   1,059,540
            5.000%, 05/01/22.................................................  1,675   1,838,631

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- ----------
                                                                               (000)
                                                                              -------
CALIFORNIA -- (Continued)
California State Public Works Board (RB)
(Currency)  6.125%, 11/01/29 (Pre-refunded @ $100, 11/1/19)..................  1,000  $1,000,000
California State Public Works Board (RB) Series C-1
(Currency)  5.000%, 03/01/22 (Pre-refunded @ $100, 3/1/20)...................    310     314,120
California State Public Works Board (RB) Series D
(Currency)  5.000%, 09/01/24 (Pre-refunded @ $100, 9/1/22)...................    935   1,041,403
(Currency)  5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/22)...................  1,250   1,392,250
California State University (RB) Series A
            5.000%, 11/01/20.................................................    570     592,960
            5.000%, 11/01/21.................................................    250     269,948
            5.000%, 11/01/23.................................................    375     433,898
            5.000%, 11/01/23.................................................  1,935   2,238,911
Camrosa Water District Financing Authority (RB) Series A
            4.000%, 01/15/22.................................................    205     218,647
Carlsbad Unified School District (GO)
            5.000%, 08/01/26.................................................    310     389,301
City & County of San Francisco (GO) Series
            5.000%, 06/15/22.................................................    200     220,792
City & County of San Francisco (GO) Series A
            5.000%, 06/15/24.................................................    800     943,688
City & County of San Francisco (GO) Series R1
            5.000%, 06/15/21.................................................    250     266,133
City of Grover Beach (GO)
            5.000%, 09/01/22.................................................    390     433,941
            5.000%, 09/01/26.................................................    345     434,414
            5.000%, 09/01/27.................................................    445     573,467
City of Los Angeles (RN)
            5.000%, 06/25/20.................................................  4,410   4,523,072
City of Los Angeles CA Solid Waste Resources Revenue (RB) Series A
            5.500%, 02/01/20.................................................  2,000   2,022,020
City of Pacifica COP
            5.000%, 01/01/24.................................................    250     290,373

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- ----------
                                                                               (000)
                                                                              -------
CALIFORNIA -- (Continued)
City of Pittsburg Water Revenue (RB) Series A
            5.000%, 08/01/24.................................................    275  $  325,820
City of San Francisco Public Utilities Commission Water Revenue (RB)
            5.000%, 11/01/23.................................................    645     744,936
            5.000%, 11/01/24.................................................  1,000   1,191,240
City of San Francisco Public Utilities Commission Water Revenue (RB) Series D
            5.000%, 11/01/25.................................................    220     269,837
            5.000%, 11/01/26.................................................    150     188,735
City of Santa Rosa Wastewater Revenue (RB) Series A
            5.000%, 09/01/21.................................................    330     354,308
Cloverdale Unified School District (GO) (AGM) Series A
(Currency)  5.250%, 08/01/32 (Pre-refunded @ $100, 8/1/21)...................    235     252,367
Conejo Valley Unified School District (GO) Series
            4.000%, 08/01/27.................................................    525     635,985
Contra Costa Transportation Authority (RB) Series A
            5.000%, 03/01/24.................................................  2,750   3,214,722
Contra Costa Transportation Authority (RB) Series B
(Currency)  5.000%, 03/01/23 (Pre-refunded @ $100, 3/1/20)...................    225     227,990
Culver City Unified School District (GO) Series C
            8.000%, 08/01/23.................................................    460     578,643
Desert Sands Unified School District (GO) Series A
            5.000%, 06/01/23.................................................    375     428,089
Dixie School District (GO)
            5.000%, 08/01/21.................................................    500     535,160
Dublin-San Ramon Services District Water Revenue (RB)
(Currency)  5.500%, 08/01/34 (Pre-refunded @ $100, 2/1/21)...................  1,425   1,505,555
El Monte Union High School District (GO)
            5.000%, 06/01/24.................................................    250     294,795

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- ----------
                                                                               (000)
                                                                              -------
CALIFORNIA -- (Continued)
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
            5.000%, 07/01/24.................................................    400  $  472,896
Emery Unified School District (GO)
            5.000%, 08/01/27.................................................    600     766,074
Fairfield-Suisun Unified School District (GO)
            5.000%, 08/01/26.................................................    695     873,302
Grossmont Healthcare District (GO) Series C
            5.000%, 07/15/23.................................................  1,000   1,145,460
Grossmont Union High School District (GO)
            5.000%, 08/01/21.................................................    200     214,064
Kern High School District (GO) Series E
            4.000%, 08/01/24.................................................    200     227,720
Los Angeles Community College District (GO) Series C
            5.000%, 08/01/22.................................................    360     399,193
            5.000%, 06/01/26.................................................    530     658,991
Los Angeles County Metropolitan Transportation Authority (RB)
(Currency)  5.000%, 07/01/23 (Pre-refunded @ $100, 7/1/21)...................  1,000   1,067,150
Los Angeles County Metropolitan Transportation Authority (RB) Series A
            5.000%, 07/01/22.................................................  1,600   1,769,968
            5.000%, 07/01/24.................................................    600     708,744
Los Angeles County Metropolitan Transportation Authority (RB) Series A-
            5.000%, 07/01/25.................................................    570     693,878
Los Angeles Department of Water (RB) Series A
            5.000%, 07/01/24.................................................    250     295,560
            5.000%, 07/01/25.................................................  1,000   1,218,560
Los Angeles Department of Water & Power Power System Revenue (RB) Series B
            5.000%, 07/01/26.................................................    400     500,112

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- ----------
                                                                               (000)
                                                                              -------
CALIFORNIA -- (Continued)
Los Angeles Department of Water & Power Power System Revenue (RB) Series C
            5.000%, 07/01/26.................................................    335  $  418,844
Los Angeles Department of Water & Power Power System Revenue (RB) Series D
            5.000%, 07/01/27.................................................  1,000   1,283,610
Los Angeles Unified School District (GO) Series A
            5.000%, 07/01/24.................................................  1,425   1,671,197
            5.000%, 07/01/26.................................................  1,085   1,339,281
            5.000%, 07/01/27.................................................    480     604,891
Los Angeles Unified School District (GO) Series B-1
            5.000%, 07/01/27.................................................    175     220,533
Los Rios Community College District (GO) Series F
            2.000%, 08/01/20.................................................    200     201,576
Mesa Water District COP
(Currency)  5.000%, 03/15/22 (Pre-refunded @ $100, 3/15/20)..................    500     507,350
Millbrae Public Financing Authority (RB)
            5.000%, 12/01/25.................................................    390     480,152
            5.000%, 12/01/26.................................................    265     333,293
            5.000%, 12/01/27.................................................    385     494,956
Morongo Unified School District (GO) Series A
            5.000%, 08/01/25.................................................     20      24,294
            5.000%, 08/01/26.................................................    280     348,944
            5.000%, 08/01/27.................................................    130     165,653
Mount Diablo Unified School District (GO) Series G
            3.000%, 08/01/24.................................................    130     141,697
Municipal Improvement Corp.of Los Angeles (RB) Series A
            5.000%, 11/01/22.................................................  1,100   1,227,897
            5.000%, 11/01/23.................................................    750     865,245
            5.000%, 11/01/24.................................................    425     505,138
Napa Valley Community College District (GO) Series A
            5.000%, 08/01/21.................................................    250     267,580
New Haven Unified School District (GO)
            5.000%, 08/01/26.................................................    150     186,276

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

                                                                                       FACE
                                                                                      AMOUNT^   VALUE+
                                                                                      ------- ----------
                                                                                       (000)
                                                                                      -------
CALIFORNIA -- (Continued)
Northern California Transmission Agency (RB) Series
            5.000%, 05/01/24.................................................            280  $  328,367
Northern Humboldt Union High School District (GO)
            4.000%, 08/01/25.................................................            120     138,820
Novato Sanitary District (RB)
            5.000%, 02/01/22.................................................            340     370,522
Oak Park Unified School District (GO)
            4.000%, 08/01/22.................................................            200     216,320
Oakdale Joint Unified School District (GO)
            4.000%, 08/01/23.................................................            400     443,268
Oakland Unified School District/Alameda County (GO)
            5.000%, 08/01/24.................................................            750     878,715
(Currency)  6.625%, 08/01/38 (Pre- refunded @ $100, 8/1/21)..................            800     877,784
Oakland Unified School District/Alameda County (GO) Series A
            5.000%, 08/01/25.................................................            200     240,716
Oakland Unified School District/Alameda County (GO) Series C
            5.000%, 08/01/24.................................................            510     597,526
Oakland Unified School District/Alameda County (GO) (AGM)
            5.000%, 08/01/25.................................................          1,075   1,297,149
Ontario Montclair School District (GO) (AGM) Series B
            5.000%, 08/01/21.................................................            160     171,251
Otay Water District (RB)
            5.000%, 09/01/22.................................................            740     822,495
Pacific Grove Unified School District (GO)
            3.000%, 08/01/26.................................................            210     234,721
Palm Springs Financing Authority (RB)
            5.000%, 11/01/25.................................................            260     319,914
Palomar Community College District (GO)
            5.000%, 05/01/23.................................................            200     227,676
Pasadena Unified School District (GO)
            5.000%, 08/01/26.................................................            525     658,135

                                                                                       FACE
                                                                                      AMOUNT^   VALUE+
                                                                                      ------- ----------
                                                                                       (000)
                                                                                      -------
CALIFORNIA -- (Continued)
Pasadena Unified School District (GO) Series B
            5.000%, 08/01/26.................................................          1,000  $1,253,590
Placentia-Yorba Linda Unified School District (GO)
            5.000%, 08/01/23.................................................            205     235,492
Redondo Beach Unified School District (GO) (AGM) Series A
            5.000%, 08/01/23.................................................            255     292,118
Reed Union School District (GO)
            4.000%, 08/01/26.................................................            250     297,908
Regents of the University of California Medical Center Pooled Revenue (RB)
  Series J
(Currency)  5.000%, 05/15/25 (Pre- refunded @ $100, 5/15/23).................            530     602,175
(Currency)  5.250%, 05/15/27 (Pre- refunded @ $100, 5/15/23).................            260     297,653
Ross Valley Public Financing Authority (RB)
            5.000%, 01/01/25.................................................            410     493,132
Sacramento Municipal Utility District (RB) Series E
            5.000%, 08/15/23.................................................            350     401,877
San Carlos CA School District (GO)
            5.000%, 10/01/20.................................................            500     518,360
San Diego Community College District (GO)
            5.000%, 08/01/23.................................................            500     574,170
            5.000%, 08/01/26.................................................          1,660   2,080,959
San Diego County Water Authority (RB)
            5.000%, 05/01/24.................................................            940   1,103,729
San Diego Unified School District (RN) Series A
            5.000%, 06/30/20.................................................          2,000   2,051,020
San Diego Unified School District (GO) (AGM) Series F-1
            5.250%, 07/01/27.................................................            475     614,773
San Diego Unified School District (GO) Series R-5
            5.000%, 07/01/26.................................................            200     249,182
San Diego Unified School District/ CA Series R-4
            5.000%, 07/01/24 (GO)............................................            605     712,539

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED


                                                                            FACE
                                                                           AMOUNT^   VALUE+
                                                                           ------- ----------
                                                                            (000)
                                                                           -------
CALIFORNIA -- (Continued)
San Francisco Community College District (GO)
    5.000%, 06/15/24.................................................       1,315  $1,549,885
San Francisco County Transportation Authority (RB)
    3.000%, 02/01/22.................................................       1,300   1,359,761
San Francisco Unified School District (GO) Series A
    5.000%, 06/15/25.................................................         650     790,231
    5.000%, 06/15/26.................................................         880   1,100,290
San Gabriel Unified School District (GO) Series A
    5.000%, 08/01/25.................................................         230     278,666
San Lorenzo Unified School District (GO)
    5.000%, 08/01/21.................................................         140     149,845
San Mateo Union High School District (GO) Series C
    4.000%, 09/01/26.................................................         320     379,827
San Matro County Community College District (GO) Series B
    5.000%, 09/01/28.................................................         100     132,066
San Rafael City High School District (GO) Series B
    5.000%, 08/01/27.................................................         100     128,615
Santa Clara County Financing Authority (RB) Series A
    5.000%, 11/15/22.................................................       2,000   2,240,560
Santa Clara Valley Transportation Authority (RB) Series A
    5.000%, 06/01/26.................................................         400     500,516
Santa County Clara (GO) Series C
~   5.000%, 08/01/26.................................................       1,100   1,382,205
Santee School District (GO)
    5.000%, 08/01/24.................................................         290     343,296
Scotts Valley Unified School District (GO) Series B
    4.000%, 08/01/24.................................................         150     170,865

                                                                                                 FACE
                                                                                                AMOUNT^    VALUE+
                                                                                                ------- ------------
                                                                                                 (000)
                                                                                                -------
CALIFORNIA -- (Continued)
            4.000%, 08/01/25...........................................................            250  $    291,325
            5.000%, 08/01/26...........................................................            250       313,583
Southwestern Community College District (GO) Series B
            4.000%, 08/01/25...........................................................            250       291,020
Sylvan Union School District (GO)
            5.000%, 08/01/26...........................................................            620       777,226
Sylvan Union School District (GO) Series
            5.000%, 08/01/25...........................................................            380       463,471
Tahoe-Truckee Unified School District (GO)
            5.000%, 08/01/26...........................................................            100       124,990
Tahoe-Truckee Unified School District (GO) Series C
            2.000%, 08/01/20...........................................................          1,190     1,199,377
University of California (RB) Series AF
            5.000%, 05/15/22...........................................................            750       825,960
(Currency)  5.000%, 05/15/27 (Pre-refunded @ $100, 5/15/23)............................          4,240     4,817,403
Washington Union School District/ Monterey County (GO)
            5.000%, 08/01/27...........................................................            135       172,595
West Valley-Mission Community College District (GO) Series B
            5.000%, 08/01/27...........................................................            220       282,953
                                                                                                        ------------
TOTAL MUNICIPAL BONDS..................................................................                  131,994,406
                                                                                                        ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $128,034,844)..................................................................                 $131,994,406
                                                                                                        ============

As of October 31, 2019, DFA California Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:

                 PAYMENTS PAYMENTS                                    UPFRONT  UPFRONT                UNREALIZED
                   MADE   RECEIVED  PAYMENT    NOTIONAL    EXPIRATION PREMIUMS PREMIUMS    MARKET    APPRECIATION
COUNTERPARTY      BY FUND BY FUND  FREQUENCY    AMOUNT        DATE      PAID   RECEIVED    VALUE    (DEPRECIATION)
------------     -------- -------- --------- ------------- ---------- -------- --------  ---------  --------------
Bank of America   2.367%
  Corp..........  Fixed     CPI    Maturity  USD 6,000,000  07/17/25     --      --      $(312,898)   $(312,898)

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED


                       PAYMENTS   PAYMENTS                                     UPFRONT   UPFRONT                 UNREALIZED
                         MADE     RECEIVED  PAYMENT     NOTIONAL    EXPIRATION PREMIUMS PREMIUMS     MARKET     APPRECIATION
COUNTERPARTY           BY FUND    BY FUND  FREQUENCY     AMOUNT        DATE      PAID    RECEIVED    VALUE     (DEPRECIATION)
------------         ------------ -------- --------- -------------- ---------- -------- --------- -----------  --------------
Bank of America
  Corp.............. 2.265% Fixed   CPI    Maturity  USD  7,000,000  02/23/24     --       --     $  (249,523)  $  (249,523)
Bank of America
  Corp.............. 2.065% Fixed   CPI    Maturity  USD  9,000,000  12/12/26     --       --        (296,696)     (296,696)
Bank of America
  Corp.............. 2.062% Fixed   CPI    Maturity  USD  4,000,000  11/08/23     --       --         (74,120)      (74,120)
Bank of America
  Corp.............. 2.060% Fixed   CPI    Maturity  USD 11,000,000  11/06/21     --       --         (99,189)      (99,189)
Bank of America
  Corp.............. 2.058% Fixed   CPI    Maturity  USD 11,000,000  12/12/22     --       --        (192,659)     (192,659)
Bank of America
  Corp.............. 1.885% Fixed   CPI    Maturity  USD  8,000,000  01/22/24     --       --        (119,061)     (119,061)
Citibank, N.A....... 2.312% Fixed   CPI    Maturity  USD  7,000,000  07/24/23     --       --        (258,384)     (258,384)
Citibank, N.A....... 2.289% Fixed   CPI    Maturity  USD 12,000,000  07/26/23     --       --        (429,806)     (429,806)
Citibank, N.A....... 2.260% Fixed   CPI    Maturity  USD 10,000,000  08/08/22     --       --        (283,987)     (283,987)
Citibank, N.A....... 2.225% Fixed   CPI    Maturity  USD  6,000,000  03/26/23     --       --        (180,550)     (180,550)
Citibank, N.A....... 2.160% Fixed   CPI    Maturity  USD  7,000,000  01/09/23     --       --        (160,531)     (160,531)
Citibank, N.A....... 2.143% Fixed   CPI    Maturity  USD  8,000,000  01/18/22     --       --        (133,621)     (133,621)
Citibank, N.A....... 2.054% Fixed   CPI    Maturity  USD 10,000,000  11/06/22     --       --        (138,147)     (138,147)
Citibank, N.A....... 1.986% Fixed   CPI    Maturity  USD  6,000,000  02/20/26     --       --        (131,403)     (131,403)
Citibank, N.A....... 1.808% Fixed   CPI    Maturity  USD  4,000,000  07/01/25     --       --         (45,906)      (45,906)
Merrill Lynch
  Capital Services,
  Inc............... 2.317% Fixed   CPI    Maturity  USD  6,000,000  05/09/25     --       --        (239,157)     (239,157)
                                                                                                  -----------   -----------
TOTAL (DEPRECIATION).......                                                                       $(3,345,638)  $(3,345,638)
                                                                                                  -----------   -----------
TOTAL APPRECIATION
  (DEPRECIATION)...........                                                                       $(3,345,638)  $(3,345,638)
                                                                                                  ===========   ===========

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ------------------------------------------
                                                   LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                                   ------- ------------  ------- ------------
Municipal Bonds...................................   --    $131,994,406    --    $131,994,406
Swap Agreements**.................................   --      (3,345,638)   --      (3,345,638)
                                                     --    ------------    --    ------------
TOTAL.............................................   --    $128,648,768    --    $128,648,768
                                                     ==    ============    ==    ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         DFA MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- ----------
                                                                               (000)
                                                                              -------
MUNICIPAL BONDS -- (100.0%)
ALABAMA -- (0.5%)
Alabama State (GO) Series A
    5.000%, 08/01/20.................................................            200  $  205,682
    5.000%, 08/01/21.................................................          1,000   1,066,540
    5.000%, 08/01/23.................................................            300     341,769
Baldwin County (GO)
    4.000%, 05/01/20.................................................            610     618,528
                                                                                      ----------
TOTAL ALABAMA........................................................                  2,232,519
                                                                                      ----------
ALASKA -- (0.3%)
Alaska State (GO) Series B
    5.000%, 08/01/20.................................................            290     298,108
Borough of Fairbanks North Star (GO) Series S
    4.000%, 10/01/21.................................................            560     589,927
City of Anchorage (GO) Series A
    3.000%, 09/01/22.................................................            765     803,388
                                                                                      ----------
TOTAL ALASKA.........................................................                  1,691,423
                                                                                      ----------
ARIZONA -- (0.5%)
City of Chandler (GO)
    3.000%, 07/01/20.................................................            550     556,759
City of Phoenix (GO)
    5.000%, 07/01/20.................................................            880     902,317
    4.000%, 07/01/21.................................................            500     523,590
Maricopa County School District No. 3 Tempe Elementary (GO)
    3.000%, 07/01/21.................................................            550     566,753
                                                                                      ----------
TOTAL ARIZONA........................................................                  2,549,419
                                                                                      ----------
ARKANSAS -- (0.6%)
Arkansas State (GO)
    5.000%, 04/01/21.................................................            400     421,620
    5.000%, 06/15/21.................................................          1,250   1,327,337
    5.000%, 04/01/22.................................................          1,110   1,211,288
                                                                                      ----------
TOTAL ARKANSAS.......................................................                  2,960,245
                                                                                      ----------
CALIFORNIA -- (1.5%)
California State (GO)
    3.500%, 08/01/27.................................................          5,000   5,772,050
California State (GO) Series B
    5.000%, 09/01/26.................................................          1,195   1,483,365
                                                                                      ----------
TOTAL CALIFORNIA.....................................................                  7,255,415
                                                                                      ----------

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- -----------
                                                                               (000)
                                                                              -------
COLORADO -- (2.3%)
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID
  WITHHLDG) Series B
    4.000%, 12/01/24.................................................          1,000  $ 1,136,450
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
    5.000%, 12/01/25.................................................          4,150    5,057,439
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
  Series B
    5.000%, 12/01/24.................................................            550      652,327
Pueblo City Schools (GO) (ST AID WITHHLDG)
    5.000%, 12/15/20.................................................            550      573,491
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
    4.000%, 12/01/22.................................................          1,140    1,236,661
    5.000%, 12/01/24.................................................          2,280    2,700,500
                                                                                      -----------
TOTAL COLORADO.......................................................                  11,356,868
                                                                                      -----------
CONNECTICUT -- (0.5%)
City of Danbury (GO) (BAN)
    3.000%, 07/16/20.................................................          2,000    2,026,580
Connecticut State (GO) Series E
    4.000%, 09/15/20.................................................            550      563,332
                                                                                      -----------
TOTAL CONNECTICUT....................................................                   2,589,912
                                                                                      -----------
DELAWARE -- (0.5%)
Kent County (GO)
    4.000%, 09/01/24.................................................            415      469,270
New Castle County (GO)
    5.000%, 10/01/23.................................................          1,600    1,836,928
                                                                                      -----------
TOTAL DELAWARE.......................................................                   2,306,198
                                                                                      -----------
DISTRICT OF COLUMBIA -- (0.4%)
Washington Metropolitan Area Transit Authority (RB) Series B
    5.000%, 07/01/25.................................................            720      864,626
    5.000%, 07/01/27.................................................          1,000    1,256,060
                                                                                      -----------
TOTAL DISTRICT OF COLUMBIA...........................................                   2,120,686
                                                                                      -----------

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
                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- -----------
                                                                               (000)
                                                                              -------
FLORIDA -- (1.3%)
City of Port Saint Lucie (GO)
    5.000%, 07/01/20.................................................            420  $   430,370
Flagler County (GO) (BAM)
    5.000%, 07/01/22.................................................            465      510,398
Florida State (GO) Series A
    5.000%, 06/01/24.................................................            350      409,461
Florida State (GO) Series C
    5.000%, 06/01/23.................................................          1,015    1,151,406
Florida State Board of Education (GO) Series E
    5.000%, 06/01/20.................................................          1,390    1,420,900
Orange County Water Utility System Revenue (RB)
    5.000%, 10/01/21.................................................            525      563,451
Orlando Utilities Commission (RB) Series C
    5.250%, 10/01/22.................................................          1,000    1,116,310
Palm Beach County (RB)
    5.000%, 11/01/23.................................................            810      930,698
                                                                                      -----------
TOTAL FLORIDA........................................................                   6,532,994
                                                                                      -----------
GEORGIA -- (3.5%)
Columbia County School District (GO) (ST AID WITHHLDG)
    5.000%, 04/01/20.................................................          1,305    1,325,502
Georgia State (GO) Series A
    5.000%, 07/01/26.................................................          1,200    1,487,280
Georgia State (GO) Series E
    5.000%, 12/01/21.................................................          3,000    3,239,340
    5.000%, 12/01/26.................................................          2,000    2,503,100
Georgia State (GO) Series F
    5.000%, 07/01/26.................................................          1,450    1,797,130
Georgia State (GO) Series I
    5.000%, 07/01/20.................................................          2,000    2,050,860
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
    5.000%, 10/01/23.................................................          4,590    5,265,923
                                                                                      -----------
TOTAL GEORGIA........................................................                  17,669,135
                                                                                      -----------
HAWAII -- (3.0%)
City & County of Honolulu (GO) Series B
    5.000%, 10/01/23.................................................            150      171,903
    5.000%, 10/01/25.................................................            725      878,802
Hawaii County (GO) Series D
    5.000%, 09/01/20.................................................          1,375    1,418,092
Hawaii State (GO) Series EE
    5.000%, 11/01/20.................................................          1,300    1,349,478
Hawaii State (GO) Series EO
    5.000%, 08/01/22.................................................          1,000    1,103,710

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- -----------
                                                                               (000)
                                                                              -------
HAWAII -- (Continued)
Hawaii State (GO) Series FB
    5.000%, 04/01/24.................................................          2,975  $ 3,460,341
Hawaii State (GO) Series FE
    5.000%, 10/01/23.................................................          2,000    2,292,040
    5.000%, 10/01/24.................................................          1,005    1,186,272
    5.000%, 10/01/25.................................................          2,790    3,381,871
                                                                                      -----------
TOTAL HAWAII.........................................................                  15,242,509
                                                                                      -----------
INDIANA -- (0.6%)
Indiana University (RB) Series A
    5.000%, 06/01/21.................................................          2,755    2,921,402
                                                                                      -----------
IOWA -- (0.3%)
City of Davenport (GO) Series C
    4.000%, 06/01/24.................................................          1,410    1,580,892
                                                                                      -----------
KANSAS -- (1.3%)
City of Merriam (GO)
    5.000%, 10/01/25.................................................            800      971,744
City of Wichita (GO) Series 811
    5.000%, 06/01/22.................................................            550      603,548
Johnson County (GO) Series B
    5.000%, 09/01/22.................................................            650      719,771
Johnson County Unified School District No. 229 Blue Valley (GO)
  Series A
    5.000%, 10/01/26.................................................            225      279,997
Johnson County Unified School District No. 229 Blue Valley (GO)
  Series B
    5.000%, 10/01/23.................................................            750      860,130
Kansas State Department of Transportation (RB) Series A
    5.000%, 09/01/26.................................................          1,000    1,236,890
Saline County Unified School District No. 305 Salina (GO)
    5.000%, 09/01/20.................................................          1,900    1,960,021
                                                                                      -----------
TOTAL KANSAS.........................................................                   6,632,101
                                                                                      -----------
KENTUCKY -- (1.4%)
Louisville & Jefferson County (RB)
    5.000%, 12/01/35 (Pre- refunded @ $100, 12/1/35).................          2,200    2,410,166

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
                                                                                   FACE
                                                                                  AMOUNT^   VALUE+
                                                                                  ------- ----------
                                                                                   (000)
                                                                                  -------
KENTUCKY -- (Continued)
Louisville & Jefferson County (GO) Series B
    5.000%, 11/01/21...........................................................    1,700  $1,827,466
Louisville & Jefferson County Metropolitan Sewer District (RB) Series C
    5.000%, 05/15/23...........................................................    1,850   2,089,482
Louisville Water Co. (RB) Series A
    4.000%, 11/15/21...........................................................      800     846,128
                                                                                          ----------
TOTAL KENTUCKY.................................................................            7,173,242
                                                                                          ----------
LOUISIANA -- (0.3%)
Louisiana State (GO) Series C
    5.000%, 08/01/21...........................................................    1,000   1,064,750
    5.000%, 08/01/23...........................................................      500     567,255
                                                                                          ----------
TOTAL LOUISIANA................................................................            1,632,005
                                                                                          ----------
MAINE -- (0.2%)
Maine State (GO) Series B
    5.000%, 06/01/23...........................................................    1,000   1,133,270
                                                                                          ----------
MARYLAND -- (6.1%)
Anne County Arundel (GO)
    5.000%, 10/01/20...........................................................      500     517,430
Baltimore County (GO)
    5.000%, 08/01/20...........................................................      750     771,420
    5.000%, 08/01/22...........................................................      600     662,400
    5.000%, 03/01/28...........................................................    1,335   1,710,148
Carroll County (GO)
    5.000%, 11/01/21...........................................................      550     592,031
City of Baltimore (GO) Series B
    5.000%, 10/15/27...........................................................    2,025   2,562,577
Harford County (GO) Series A
    5.000%, 09/15/20...........................................................      570     588,952
Howard County (GO) Series D
    5.000%, 02/15/24...........................................................    1,300   1,506,284
Maryland State (GO)
    5.000%, 06/01/22...........................................................    1,175   1,290,021
    5.000%, 06/01/23...........................................................    3,000   3,403,170
Maryland State (GO) Series A
    5.000%, 08/01/27...........................................................    3,000   3,794,940
Maryland State (GO) Series B
    5.000%, 08/01/20...........................................................    1,000   1,029,050
    4.000%, 08/01/23...........................................................      850     938,315
    5.000%, 08/01/24...........................................................    1,000   1,174,650
    5.000%, 08/01/27...........................................................      500     632,490
Maryland State (GO) Series C
    5.000%, 08/01/20...........................................................      700     720,335
    5.000%, 08/01/22...........................................................    1,000   1,104,000

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                 (000)
                                                                                -------
MARYLAND -- (Continued)
Montgomery County (GO) Series A
            5.000%, 11/01/24.................................................    2,000  $ 2,366,440
Montgomery County (GO) Series B
            5.000%, 12/01/21.................................................      350      377,174
Montgomery County (GO) Series D
            3.000%, 11/01/23.................................................    3,000    3,212,490
Washington Suburban Sanitary Commission (RB)
            5.000%, 06/01/24.................................................      655      765,636
Worcester County (GO) Series B
            4.000%, 08/01/21.................................................    1,000    1,049,350
                                                                                        -----------
TOTAL MARYLAND...............................................................            30,769,303
                                                                                        -----------
MASSACHUSETTS -- (2.4%)
City of Lowell (GO) (ST AID WITHHLDG)
            4.000%, 09/01/23.................................................      250      276,133
City of Springfield (GO) (ST AID WITHHLDG) Series C
            4.000%, 08/01/23.................................................      285      313,950
Commonwealth of Massachusetts (GO) Series A
            5.000%, 07/01/26.................................................    1,250    1,542,950
Commonwealth of Massachusetts (GO) Series B
            5.000%, 01/01/22.................................................    1,000    1,082,260
            5.000%, 08/01/22.................................................    1,165    1,285,822
Commonwealth of Massachusetts (GO) Series C
            5.000%, 08/01/20.................................................      100      102,879
            5.000%, 10/01/21.................................................    1,750    1,878,170
            5.000%, 04/01/22.................................................    1,275    1,391,662
Commonwealth of Massachusetts (GO) (AGM) Series B
            5.250%, 09/01/24.................................................      400      475,472
Massachusetts Development Finance Agency (RB) Series I
(Currency)  6.750%, 01/01/36 (Pre- refunded @ $100, 1/1/21)..................    2,865    3,047,644

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
                                                                                   FACE
                                                                                  AMOUNT^   VALUE+
                                                                                  ------- -----------
                                                                                   (000)
                                                                                  -------
MASSACHUSETTS -- (Continued)
Town of Holbrook (GO)
            5.000%, 12/01/21...................................................      755  $   814,909
                                                                                          -----------
TOTAL MASSACHUSETTS............................................................            12,211,851
                                                                                          -----------
MICHIGAN -- (1.0%)
Michigan State (GO) Series A
            5.000%, 12/01/24...................................................    1,275    1,514,292
Michigan State Trunk Line Revenue (RB) (AGM)
            5.500%, 11/01/21...................................................    3,275    3,559,728
                                                                                          -----------
TOTAL MICHIGAN.................................................................             5,074,020
                                                                                          -----------
MINNESOTA -- (3.9%)
Bloomington Independent School District No. 271 (GO) (SD CRED PROG) Series A
            5.000%, 02/01/21...................................................    1,100    1,151,898
City of Rochester (GO) Series A
            5.000%, 02/01/20...................................................      150      151,398
City of Saint Paul (GO) Series A
            5.000%, 09/01/21...................................................      400      428,028
City of Saint Paul (GO) Series B
            5.000%, 11/01/20...................................................      100      103,816
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series A
            5.000%, 02/01/21...................................................      520      544,404
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series C
            5.000%, 02/01/21...................................................    3,000    3,140,790
Hennepin County (GO) Series B
            5.000%, 12/01/21...................................................      350      377,709
Housing & Redevelopment Authority of The City of Saint Paul Minnesota (RB)
  Series A1
(Currency)  5.250%, 11/15/29 (Pre- refunded @ $100, 11/15/19)..................    2,000    2,002,460
Metropolitan Council (GO) Series B
            5.000%, 03/01/24...................................................    1,295    1,503,094
Minnesota State (GO) Series A
            5.000%, 10/01/27...................................................    2,000    2,542,580

                                                                                   FACE
                                                                                  AMOUNT^   VALUE+
                                                                                  ------- -----------
                                                                                   (000)
                                                                                  -------
MINNESOTA -- (Continued)
Minnesota State (GO) Series D
    5.000%, 08/01/21...........................................................    2,000  $ 2,133,800
Minnesota State (GO) Series E
    5.000%, 08/01/22...........................................................      760      839,253
    4.000%, 10/01/22...........................................................    3,000    3,244,710
Saint Paul Independent School District No. 625 (GO) (SD CRED PROG) Series B
    5.000%, 02/01/21...........................................................    1,425    1,491,875
                                                                                          -----------
TOTAL MINNESOTA................................................................            19,655,815
                                                                                          -----------
MISSISSIPPI -- (0.2%)
Mississippi State (GO) Series C
    5.000%, 10/01/20...........................................................      950      983,032
                                                                                          -----------
MISSOURI -- (1.9%)
Cass County Reorganized School District No. R-2 (GO) (ST AID DIR DEP)
    5.000%, 03/01/21...........................................................    1,110    1,165,711
Columbia School District (GO) Series B
    5.000%, 03/01/25...........................................................    1,725    2,056,631
Saint Louis County Reorganized School District No R-6 (GO)
    5.000%, 02/01/26...........................................................    5,000    6,111,400
                                                                                          -----------
TOTAL MISSOURI.................................................................             9,333,742
                                                                                          -----------
MONTANA -- (0.1%)
City & County of Butte-Silver Bow (GO)
    4.000%, 07/01/21...........................................................      500      523,165
                                                                                          -----------
NEBRASKA -- (1.3%)
Lancaster County School District 001 (GO)
    5.000%, 01/15/21...........................................................      700      731,766
Metropolitan Utilities District of Omaha (RB)
    5.000%, 12/01/20...........................................................      300      312,270
Omaha School District (GO)
    5.000%, 12/15/25...........................................................    4,000    4,881,880
Southern Public Power District (RB)
    5.000%, 12/15/21...........................................................      400      431,632
                                                                                          -----------
TOTAL NEBRASKA.................................................................             6,357,548
                                                                                          -----------

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
                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
                                                                        -------
NEVADA -- (1.1%)
Clark County School District (GO) Series A
    5.000%, 06/15/21.................................................    1,250  $ 1,321,550
Nevada State (GO) Series C
    5.000%, 11/01/24.................................................      450      531,972
Nevada State (GO) Series D1
    5.000%, 03/01/22.................................................      250      272,045
Washoe County School District (GO) Series D
    5.000%, 06/01/21.................................................    3,335    3,525,629
                                                                                -----------
TOTAL NEVADA.........................................................             5,651,196
                                                                                -----------
NEW HAMPSHIRE -- (0.3%)
City of Dover (GO)
    3.000%, 06/15/20.................................................      610      616,991
City of Nashua (GO)
    4.000%, 07/15/24.................................................      770      868,236
                                                                                -----------
TOTAL NEW HAMPSHIRE..................................................             1,485,227
                                                                                -----------
NEW JERSEY -- (2.7%)
City of Hoboken (GO)
    3.000%, 02/01/23.................................................    2,000    2,104,520
    3.000%, 02/01/25.................................................      910      980,762
Middlesex County (GO)
    4.000%, 01/15/21.................................................    1,210    1,251,309
Montville Township (GO)
    3.000%, 10/01/25.................................................      500      548,415
Princeton (GO)
    3.000%, 09/15/24.................................................    1,515    1,639,488
Township of North Brunswick (GO) (BAN) Series A
    3.000%, 07/21/20.................................................    5,000    5,061,550
Township of Parsippany-Troy Hills (GO) Series ABCD
    2.000%, 09/15/21.................................................    2,000    2,032,000
                                                                                -----------
TOTAL NEW JERSEY.....................................................            13,618,044
                                                                                -----------
NEW MEXICO -- (1.4%)
New Mexico State (GO)
    5.000%, 03/01/21.................................................    1,000    1,050,190
New Mexico State Severance Tax Permanent Fund (RB) Series A
    5.000%, 07/01/27.................................................    4,000    5,020,960
Santa Fe County (GO)
    5.000%, 07/01/22.................................................      710      781,866
                                                                                -----------
TOTAL NEW MEXICO.....................................................             6,853,016
                                                                                -----------

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- ----------
                                                                         (000)
                                                                        -------
NEW YORK -- (6.3%)
City of New York (GO) Series A
    5.000%, 08/01/24.................................................    1,000  $1,172,130
    5.000%, 08/01/24.................................................    2,100   2,461,473
    5.000%, 08/01/25.................................................    1,500   1,806,285
City of New York (GO) Series C
    5.000%, 08/01/22.................................................      500     551,715
City of New York (GO) Series E
    5.000%, 08/01/21.................................................      265     282,490
    5.000%, 08/01/22.................................................    1,000   1,103,430
City of New York (GO) Series F
    5.000%, 08/01/21.................................................      450     479,700
City of New York (GO) Series F-1
    5.000%, 06/01/21.................................................    2,110   2,235,735
City of New York (GO) Series H
    5.000%, 08/01/22.................................................    2,010   2,217,894
Kingston City School District (GO) (ST AID WITHHLDG)
    3.000%, 06/01/26.................................................    1,530   1,672,535
Metropolitan Transportation Authority (RB)
    5.000%, 11/15/25.................................................    1,275   1,534,004
Middle Country Central School District (GO) (ST AID WITHHLDG)
    2.000%, 08/15/21.................................................      400     406,468
Middletown City School District (GO) (ST AID WITHHLDG)
    2.000%, 06/15/20.................................................      760     764,218
New York State Dormitory Authority (RB) Series A
    5.000%, 03/15/21.................................................    1,000   1,052,360
    5.000%, 02/15/22.................................................    2,000   2,174,560
    5.000%, 03/15/23.................................................      600     676,896
    5.000%, 02/15/25.................................................      500     596,540
New York State Dormitory Authority (RB) Series B
    5.000%, 02/15/22.................................................      800     869,824
    5.000%, 02/15/24.................................................      300     348,030
New York State Dormitory Authority (RB) Series E
    5.000%, 02/15/21.................................................      100     104,918
New York State Urban Development Corp. (RB) Series A
    5.000%, 03/15/20.................................................      810     821,429

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
                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
                                                                        -------
NEW YORK -- (Continued)
    5.000%, 03/15/25.................................................      500  $   598,240
North Shore Central School District (GO) (ST AID WITHHLDG)
    2.000%, 12/15/23.................................................      315      325,962
Riverhead Central School District (GO) (ST AID WITHHLDG)
    2.000%, 10/15/22.................................................      540      553,084
Triborough Bridge & Tunnel Authority (RB) Series B
    5.000%, 11/15/20.................................................    4,700    4,892,277
Triborough Bridge & Tunnel Authority (RB) Series C
    4.000%, 11/15/27.................................................    1,500    1,799,580
                                                                                -----------
TOTAL NEW YORK.......................................................            31,501,777
                                                                                -----------
NORTH CAROLINA -- (4.7%)
City of Charlotte (GO) Series A
    5.000%, 06/01/29.................................................    2,000    2,631,260
New Hanover County (GO)................................................
    5.000%, 02/01/23.................................................    1,550    1,740,572
North Carolina Eastern Municipal Power Agency (RB) (NATL-IBC) (ETM)
  Series B
    6.000%, 01/01/22.................................................    1,725    1,901,640
North Carolina State (GO)
    5.000%, 06/01/25.................................................    2,000    2,410,680
North Carolina State (GO) Series A
    5.000%, 06/01/24.................................................    2,200    2,575,892
North Carolina State (GO) Series B
    5.000%, 06/01/25.................................................    3,455    4,164,450
North Carolina State (GO) Series C
    4.000%, 05/01/22.................................................    1,530    1,638,003
    5.000%, 05/01/22.................................................    1,950    2,135,932
North Carolina State (GO) Series D
    4.000%, 06/01/23.................................................      350      384,944
    Wake County (GO).................................................
    5.000%, 09/01/21.................................................    1,300    1,390,844
Wake County (GO) Series B
    5.000%, 03/01/21.................................................    2,390    2,511,269
                                                                                -----------
TOTAL NORTH CAROLINA.................................................            23,485,486
                                                                                -----------

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
                                                                        -------
NORTH DAKOTA -- (0.4%)
City of West Fargo (GO) Series A
    5.000%, 05/01/24.................................................    1,150  $ 1,325,145
North Dakota State University of Agriculture & Applied Science (RB)
  Series A
    5.000%, 04/01/21.................................................      500      526,015
                                                                                -----------
TOTAL NORTH DAKOTA...................................................             1,851,160
                                                                                -----------
OHIO -- (5.0%)
City of Columbus (GO) Series 3
    5.000%, 02/15/27.................................................    1,250    1,563,075
City of Columbus (GO) Series A
    4.000%, 04/01/22.................................................    2,000    2,134,640
    3.000%, 07/01/22.................................................      835      875,013
    5.000%, 02/15/23.................................................    4,000    4,491,960
City of Columbus (GO) Series B
    5.000%, 02/15/23.................................................      475      533,420
City of Columbus (GO) Series A
    4.000%, 04/01/24.................................................    1,500    1,679,790
Hamilton County Sewer System Revenue (RB) Series A
    5.000%, 12/01/21.................................................      500      539,480
Ohio State (GO) Series A
    5.000%, 09/15/21.................................................      800      857,240
    5.000%, 08/01/22.................................................    1,000    1,104,000
    5.000%, 09/15/22.................................................    2,250    2,494,058
    5.000%, 02/01/24.................................................    2,820    3,266,209
Ohio State (GO) Series B
    5.000%, 08/01/21.................................................    1,000    1,066,900
    5.000%, 06/15/22.................................................      450      494,694
    5.000%, 09/01/24.................................................    2,000    2,357,080
Ohio State Water Development Authority (RB) Series A.................
    5.000%, 06/01/21.................................................    1,550    1,643,620
                                                                                -----------
TOTAL OHIO...........................................................            25,101,179
                                                                                -----------
OKLAHOMA -- (1.1%)
City of Oklahoma City (GO)
    4.000%, 03/01/23.................................................    1,680    1,835,282
    4.000%, 03/01/25.................................................    1,255    1,435,306

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- -----------
                                                                               (000)
                                                                              -------
OKLAHOMA -- (Continued)
Tulsa County Independent School District No. 1 Tulsa (GO) Series B
    2.000%, 08/01/20.................................................          2,000  $ 2,011,920
                                                                                      -----------
TOTAL OKLAHOMA.......................................................                   5,282,508
                                                                                      -----------
OREGON -- (2.2%)
City of McMinnville (GO)
    5.000%, 02/01/22.................................................            290      314,682
City of Portland Water System Revenue (RB) Series A
    5.000%, 04/01/21.................................................          1,250    1,317,563
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
    3.000%, 06/15/25.................................................            940    1,027,617
    5.000%, 06/15/28.................................................          2,500    3,212,675
Oregon State (GO) Series E
    5.000%, 08/01/21.................................................            410      437,355
Oregon State (GO) Series F
    3.000%, 05/01/20.................................................            750      756,855
Oregon State (GO) Series L
    5.000%, 11/01/19.................................................            200      200,000
Washington County (GO)
    5.000%, 03/01/24.................................................          3,000    3,484,830
                                                                                      -----------
TOTAL OREGON.........................................................                  10,751,577
                                                                                      -----------
PENNSYLVANIA -- (0.4%)
Berks County (GO)
    5.000%, 11/15/22.................................................            445      495,837
Commonwealth of Pennsylvania (GO) Series REF
    5.000%, 07/01/21.................................................            550      584,205
    5.000%, 07/01/22.................................................          1,025    1,126,485
                                                                                      -----------
TOTAL PENNSYLVANIA...................................................                   2,206,527
                                                                                      -----------
RHODE ISLAND -- (0.2%)
Rhode Island State (GO) Series A
    5.000%, 08/01/21.................................................          1,000    1,066,540
                                                                                      -----------
SOUTH CAROLINA -- (3.6%)
Aiken County Consolidated School District (GO) (SCSDE) Series A
    5.000%, 03/01/20.................................................            770      779,648
Anderson County School District No. 4 (GO) (SCSDE) Series A
    5.000%, 03/01/21.................................................            500      525,435

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- -----------
                                                                               (000)
                                                                              -------
SOUTH CAROLINA -- (Continued)
City of North Charleston (GO) (ST AID WITHHLDG)
    5.000%, 06/01/21.................................................            500  $   528,985
Clemson University (RB) Series B
    5.000%, 05/01/25.................................................            750      898,793
Florence School District One (GO) (SCSDE)
    5.000%, 03/01/22.................................................          2,000    2,175,400
Richland County (GO) (ST AID WITHHLDG) Series A
    5.000%, 03/01/22.................................................          1,085    1,181,196
Richland County (GO) (ST AID WITHHLDG) Series B
    5.000%, 03/01/25.................................................            535      639,983
Richland County School District No. 2 (GO) (SCSDE)
    5.000%, 03/01/20.................................................            500      506,265
    5.000%, 03/01/21.................................................          1,235    1,297,824
    5.000%, 03/01/28.................................................          3,000    3,805,290
Richland County School District No. 2 (GO) (SCSDE) Series A
    5.000%, 02/01/20.................................................            600      605,592
York County (GO) (ST AID WITHHLDG)
    5.000%, 04/01/24.................................................          4,195    4,887,217
                                                                                      -----------
TOTAL SOUTH CAROLINA.................................................                  17,831,628
                                                                                      -----------
TENNESSEE -- (3.4%)
Blount County (GO) Series B
    5.000%, 06/01/22.................................................          2,635    2,890,832
City of Clarksville Water Sewer & Gas Revenue (RB)
    5.000%, 02/01/20.................................................            565      570,238
City of Knoxville Wastewater System Revenue (RB) Series B
    4.000%, 04/01/22.................................................            310      330,869
City of Memphis (GO) Series A
    5.000%, 04/01/25.................................................          1,250    1,492,337
Hamilton County (GO) Series B
    5.000%, 03/01/22.................................................          1,735    1,890,092
Metropolitan Government of Nashville & Davidson County (GO)
    5.000%, 07/01/22.................................................            650      715,078

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CONTINUED


                                                                                       FACE
                                                                                      AMOUNT^   VALUE+
                                                                                      ------- -----------
                                                                                       (000)
                                                                                      -------
TENNESSEE -- (Continued)
Metropolitan Government of Nashville & Davidson County (GO) Series A
            5.000%, 01/01/22.................................................            615  $   665,313
(Currency)  5.000%, 07/01/25 (Pre-refunded @ $100, 7/1/20)...................          3,000    3,075,690
            5.000%, 07/01/25.................................................          2,325    2,800,486
Sullivan County (GO) Series A
            5.000%, 04/01/21.................................................            450      474,197
Sumner County (GO)
            5.000%, 12/01/21.................................................            230      248,011
            5.000%, 12/01/22.................................................            640      712,915
Town of Collierville (GO) Series A
            5.000%, 01/01/21.................................................          1,095    1,143,738
                                                                                              -----------
TOTAL TENNESSEE..............................................................                  17,009,796
                                                                                              -----------
TEXAS -- (12.8%)
Austin Independent School District (GO) Series B
            5.000%, 08/01/20.................................................          2,410    2,478,830
Bexar County (GO)
            5.000%, 06/15/20.................................................            500      511,765
            5.000%, 06/15/21.................................................          1,275    1,353,464
City of Dallas (GO) Series A
            5.000%, 02/15/21.................................................            500      524,455
City of Fort Worth Water & Sewer System Revenue (RB)
            5.000%, 02/15/21.................................................          1,745    1,830,819
City of Fort Worth Water & Sewer System Revenue (RB) Series A
            5.000%, 02/15/25.................................................          1,930    2,295,986
City of Garland (GO) Series A
            5.000%, 02/15/24.................................................            200      231,374
City of Houston (GO) Series A
            5.000%, 03/01/20.................................................          1,000    1,012,400
            5.000%, 03/01/21.................................................          3,000    3,150,990
City of San Antonio Electric & Gas Systems Revenue (RB) (ETM)
            5.000%, 02/01/21.................................................            700      732,942
City of San Antonio Electric & Gas Systems Revenue (RB)
            5.000%, 02/01/22.................................................          3,360    3,642,845
Conroe Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/26.................................................          2,000    2,436,000

                                                                                           FACE
                                                                                          AMOUNT^   VALUE+
                                                                                          ------- ----------
                                                                                           (000)
                                                                                          -------
TEXAS -- (Continued)
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/21..........................................................               790  $  828,536
Dallas Independent School District (GO) (PSF-GTD) Series A
    5.000%, 08/15/24..........................................................             3,250   3,818,620
El Paso Independent School District (GO) (PSF-GTD)
    5.000%, 08/15/24..........................................................               500     586,975
Fort Bend Independent School District (GO) (PSF-GTD) Series C
    5.000%, 02/15/24..........................................................             1,275   1,477,891
Fort Worth Independent School District (GO) (PSF- GTD)
    5.000%, 02/15/26..........................................................               445     541,409
Highland Park Independent School District (GO) (PSF- GTD)
    5.000%, 02/15/20..........................................................             1,500   1,516,140
Highland Park Independent School District (GO)
    5.000%, 02/15/23..........................................................             2,000   2,242,540
Houston Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/24..........................................................             2,000   2,313,740
Houston Independent School District (GO) (PSF-GTD) Series A
    5.000%, 02/15/26..........................................................               750     916,530
Humble Independent School District (GO) (PSF-GTD) Series B
    5.000%, 02/15/20..........................................................             1,000   1,010,760
Katy Independent School District (GO) (PSF-GTD) Series A
    5.000%, 02/15/20..........................................................               750     758,093
    5.000%, 02/15/21..........................................................               400     419,564
McAllen Independent School District (GO) (PSF-GTD) Series A
    5.000%, 02/15/22..........................................................             2,725   2,960,821
Northwest Independent School District (GO) (PSF-GTD) Series A
    5.000%, 02/15/24..........................................................             1,000   1,155,960

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CONTINUED

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- -----------
                                                                               (000)
                                                                              -------
TEXAS -- (Continued)
Permanent University Fund - University of Texas System (RB) Series B
    5.000%, 07/01/20.................................................          2,875  $ 2,948,312
San Antonio Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/20.................................................            400      404,304
Texas State (GO)
    5.000%, 10/01/22.................................................          1,140    1,266,198
    5.000%, 10/01/23.................................................            375      430,065
Texas State (GO) Series A
    5.000%, 10/01/21.................................................          1,300    1,395,732
    5.000%, 04/01/25.................................................          2,185    2,617,455
    5.000%, 10/01/25.................................................          2,465    2,994,186
University of Texas System (The) (RB) Series C
    5.000%, 08/15/24.................................................          1,000    1,175,980
University of Texas System (The) (RB) Series D
    5.000%, 08/15/21.................................................            615      656,488
University of Texas System (The) (RB) Series J
    5.000%, 08/15/25.................................................          3,000    3,629,370
Williamson County (GO)
    5.000%, 02/15/21.................................................          5,640    5,917,375
                                                                                      -----------
TOTAL TEXAS..........................................................                  64,184,914
                                                                                      -----------
UTAH -- (2.1%)
Alpine School District (GO) (SCH BD GTY)
    5.000%, 03/15/21.................................................            550      578,721
Central Utah Water Conservancy District (RB) Series A
    5.000%, 10/01/20.................................................            450      465,732
Davis School District (GO) (SCH BD GTY) Series B
    5.000%, 06/01/23.................................................          2,445    2,774,513
Salt Lake County (GO) Series B
    5.000%, 12/15/24.................................................          1,600    1,902,416
Snyderville Basin Special Recreation District (GO) Series B
    4.000%, 12/15/20.................................................            540      557,161
State of Utah (GO)
    5.000%, 07/01/22.................................................          1,045    1,151,360
Utah State (GO)
    5.000%, 07/01/22.................................................            800      881,424

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- -----------
                                                                               (000)
                                                                              -------
UTAH -- (Continued)
    5.000%, 07/01/24.................................................          2,000  $ 2,348,520
                                                                                      -----------
TOTAL UTAH...........................................................                  10,659,847
                                                                                      -----------
VERMONT -- (0.2%)
Vermont State (GO) Series B
    5.000%, 08/15/23.................................................          1,000    1,141,820
                                                                                      -----------
VIRGINIA -- (5.3%)
Arlington County (GO)
    5.000%, 06/15/22.................................................          3,000    3,297,960
City of Alexandria (GO) (ST AID WITHHLDG) Series D
    5.000%, 07/01/26.................................................          2,235    2,770,059
City of Hampton (GO) (ST AID WITHHLDG) Series B
    5.000%, 09/01/21.................................................            840      899,338
    5.000%, 09/01/22.................................................            475      525,288
City of Richmond (GO) (ST AID WITHHLDG) Series A
    5.000%, 03/01/20.................................................          1,635    1,655,552
City of Richmond (GO) (ST AID WITHHLDG) Series B
    5.000%, 07/15/22.................................................          1,065    1,173,428
City of Suffolk (GO) (ST AID WITHHLDG)
    5.000%, 02/01/23.................................................          1,575    1,768,095
Commonwealth of Virginia (GO) Series A
    5.000%, 06/01/25.................................................          1,430    1,723,636
Henrico County (GO)
    5.000%, 08/01/27.................................................          3,000    3,805,020
Loudoun County (GO) (ST AID WITHHLDG) Series A
    5.000%, 12/01/22.................................................          4,620    5,159,708
    5.000%, 12/01/22.................................................          1,225    1,368,104
Loudoun County (GO) (ST AID WITHHLDG) Series B
    5.000%, 12/01/20.................................................            550      572,919
Pittsylvania County (GO) (ST AID WITHHLDG)
    5.000%, 02/01/21.................................................          1,830    1,916,815
                                                                                      -----------
TOTAL VIRGINIA.......................................................                  26,635,922
                                                                                      -----------
WASHINGTON -- (7.4%)
City of Marysville Water & Sewer Revenue (RB)
    5.000%, 04/01/20.................................................            755      766,831
City of Seattle (GO) Series A
    5.000%, 05/01/26.................................................          3,165    3,900,514
City of Seattle Drainage & Wastewater Revenue (RB)
    5.000%, 09/01/20.................................................          1,500    1,547,385

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CONTINUED

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- ----------
                                                                               (000)
                                                                              -------
WASHINGTON -- (Continued)
    5.000%, 04/01/21.................................................            445  $  469,052
City of Seattle Municipal Light & Power Revenue (RB)
    5.000%, 09/01/20.................................................            650     670,585
King County (GO) Series A
    5.000%, 07/01/20.................................................            265     271,720
King County (GO) Series E
    5.000%, 12/01/25.................................................          1,275   1,553,791
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
  Series A
    5.000%, 12/01/20.................................................          1,350   1,405,809
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
    5.000%, 12/01/23.................................................          1,440   1,656,936
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
    5.000%, 12/01/22.................................................          2,000   2,232,360
King County Sewer Revenue (RB)
    5.000%, 01/01/21.................................................            585     611,038
King County Sewer Revenue (RB) Series B
    5.000%, 07/01/22.................................................          1,165   1,282,281
    5.000%, 07/01/25.................................................          1,305   1,572,669
Kitsap County (GO)
    5.000%, 06/01/21.................................................          1,455   1,542,882
Snohomish County School District No. 6 Mukilteo (GO) (SCH BD GTY)
    5.000%, 12/01/25.................................................          2,000   2,436,020
Spokane County (GO)
    5.000%, 12/01/20.................................................            450     468,603
Tacoma Metropolitan Park District (GO) Series B
    5.000%, 12/01/21.................................................            350     377,622
Washington State (GO) Series 2013A
    5.000%, 08/01/21.................................................            200     213,344
Washington State (GO) Series 2017-A
    5.000%, 08/01/26.................................................          1,675   2,069,094
Washington State (GO) Series A- 1
    5.000%, 08/01/21.................................................            800     853,376
Washington State (GO) Series B
    5.000%, 07/01/20.................................................            325     333,265
    5.000%, 07/01/24.................................................            800     937,032
    5.000%, 07/01/25.................................................            475     572,142

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- -----------
                                                                               (000)
                                                                              -------
WASHINGTON -- (Continued)
Washington State (GO) Series C
    5.000%, 02/01/20.................................................          1,320  $ 1,332,329
    5.000%, 02/01/23.................................................            500      560,960
Washington State (GO) Series R-2012C
    4.000%, 07/01/21.................................................            100      104,701
Washington State (GO) Series R-2013A
    5.000%, 07/01/21.................................................          1,520    1,616,353
Washington State (GO) Series R-2017A
    5.000%, 08/01/22.................................................          1,000    1,104,280
Washington State (GO) Series R-2018C
    5.000%, 08/01/25.................................................          2,500    3,018,175
Washington State (GO) Series R-2018D
    5.000%, 08/01/25.................................................          1,365    1,647,924
                                                                                      -----------
TOTAL WASHINGTON.....................................................                  37,129,073
                                                                                      -----------
WEST VIRGINIA -- (0.5%)
Jefferson County Board of Education (GO) (WV BD COMM)
    4.000%, 05/01/20.................................................            250      253,520
West Virginia State (GO)
    4.000%, 11/01/20.................................................          1,975    2,029,945
                                                                                      -----------
TOTAL WEST VIRGINIA..................................................                   2,283,465
                                                                                      -----------
WISCONSIN -- (3.0%)
City of Janesville (GO)
    3.000%, 03/01/24.................................................          2,000    2,140,100
City of Madison Water Utility Revenue (RB)
    5.000%, 01/01/21.................................................          1,000    1,044,280
City of Milwaukee (GO) Series N3
    5.000%, 05/15/20.................................................          1,000    1,020,300
Germantown School District (GO) Series A
    5.000%, 04/01/27.................................................          1,000    1,258,090
Milwaukee County (GO) Series E
    2.000%, 12/01/20.................................................          1,060    1,068,915
Milwaukee County Metropolitan Sewer District (GO) Series A
    5.000%, 10/01/25.................................................          2,635    3,197,335

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CONTINUED


                                                                          FACE
                                                                         AMOUNT^     VALUE+
                                                                         -------   ----------
                                                                          (000)
                                                                         -------
WISCONSIN -- (Continued)
Oak Creek Franklin Joint School District (GO) Series B
   3.000%, 04/01/20...................................................      630    $  634,473
Wisconsin State (GO) Series 2
   5.000%, 11/01/20...................................................      600       622,956
   5.000%, 11/01/22...................................................    1,400     1,556,632
Wisconsin State (GO) Series 3
   5.000%, 11/01/22...................................................    1,875     2,084,775

                                                                          FACE
                                                                         AMOUNT^    VALUE+
                                                                         ------- ------------
                                                                          (000)
                                                                         -------
WISCONSIN -- (Continued)
Wisconsin State (GO) Series B
   5.000%, 05/01/21...................................................     400   $    422,956
                                                                                 ------------
TOTAL WISCONSIN.......................................................             15,050,812
                                                                                 ------------
TOTAL MUNICIPAL BONDS.................................................            501,270,225
                                                                                 ------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $491,440,732)................................................           $501,270,225
                                                                                 ============

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   -------------------------------------------
                                                   LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                                   -------- ------------ -------- ------------
Municipal Bonds...................................       -- $501,270,225       -- $501,270,225
                                                   -------- ------------ -------- ------------
TOTAL.............................................       -- $501,270,225       -- $501,270,225
                                                   ======== ============ ======== ============

                See accompanying Notes to Financial Statements.

                    DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2019

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
                                                                        -------
MUNICIPAL BONDS -- (97.8%)
ALABAMA -- (0.5%)
Alabama State (GO) Series A
    5.000%, 08/01/20.................................................    5,495  $ 5,651,113
    5.000%, 08/01/21.................................................    1,450    1,546,483
    5.000%, 08/01/21.................................................    6,030    6,431,236
                                                                                -----------
TOTAL ALABAMA........................................................            13,628,832
                                                                                -----------
ALASKA -- (0.1%)
Alaska State (GO) Series B
    5.000%, 08/01/20.................................................    3,920    4,029,603
                                                                                -----------
ARIZONA -- (0.9%)
Arizona State Transportation Board
  (RB)
    5.000%, 07/01/20.................................................    5,000    5,126,800
City of Phoenix (GO)
    4.000%, 07/01/20.................................................    1,085    1,105,430
    5.000%, 07/01/20.................................................    1,245    1,276,573
    4.000%, 07/01/21.................................................    5,970    6,251,665
Madison Elementary School
  District No. 38 (GO) Series A
    2.000%, 07/01/20.................................................    1,400    1,408,050
Maricopa County Community
  College District (GO)
    3.000%, 07/01/20.................................................    6,505    6,584,946
Maricopa County School District
  No. 3 Tempe Elementary (GO)
    3.000%, 07/01/21.................................................    1,410    1,452,949
                                                                                -----------
TOTAL ARIZONA........................................................            23,206,413
                                                                                -----------
ARKANSAS -- (0.8%)
Arkansas State (GO)
    5.000%, 04/01/21.................................................    4,300    4,532,415
    5.000%, 04/01/21.................................................    6,495    6,846,055
    5.000%, 06/15/21.................................................    8,730    9,270,125
                                                                                -----------
TOTAL ARKANSAS.......................................................            20,648,595
                                                                                -----------
CALIFORNIA -- (1.2%)
    California State (GO)
    2.000%, 11/01/19.................................................      695      695,000
    5.000%, 10/01/21.................................................    2,215    2,379,420
    City of Los Angeles (RN)
    5.000%, 06/25/20.................................................   20,255   20,774,338
    County of Riverside (RN)
    5.000%, 06/30/20.................................................    6,665    6,841,356
                                                                                -----------
    TOTAL CALIFORNIA.................................................            30,690,114
                                                                                -----------

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
                                                                        -------
COLORADO -- (2.1%)
City & County of Denver (GO) Series A
    5.000%, 08/01/20.................................................    4,920  $ 5,060,515
Colorado State (RN)
    3.000%, 06/26/20.................................................   30,000   30,363,600
    5.000%, 06/26/20.................................................   10,000   10,250,800
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
    5.000%, 12/01/19.................................................    3,675    3,685,658
    5.000%, 12/01/20.................................................    2,000    2,082,900
Jefferson County School District R-1 (GO) (ST AID WITHHLDG)
    5.000%, 12/15/20.................................................    3,510    3,659,912
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
    4.000%, 12/01/22.................................................    1,000    1,084,790
                                                                                -----------
TOTAL COLORADO.......................................................            56,188,175
                                                                                -----------
CONNECTICUT -- (0.9%)
City of Danbury (GO) (BAN)
    3.000%, 07/16/20.................................................    2,500    2,533,225
City of Middletown (GO)
    5.000%, 04/01/21.................................................    1,905    2,013,776
Town of Fairfield (GO)
    3.000%, 07/10/20.................................................    5,000    5,063,150
Town of Greenwich (GO)
    3.000%, 01/16/20.................................................   12,800   12,853,248
                                                                                -----------
TOTAL CONNECTICUT....................................................            22,463,399
                                                                                -----------
DELAWARE -- (0.2%)
Delaware State (GO)
    5.000%, 03/01/20.................................................    3,000    3,037,890
Delaware State (GO) Series B
    5.000%, 02/01/20.................................................    2,755    2,780,869
                                                                                -----------
TOTAL DELAWARE.......................................................             5,818,759
                                                                                -----------
DISTRICT OF COLUMBIA -- (0.1%)
District of Columbia (GO) Series A
    5.000%, 06/01/20.................................................    2,320    2,371,295
                                                                                -----------
FLORIDA -- (2.3%)
    Florida State (GO)
    5.000%, 07/01/20.................................................    3,500    3,588,305
    Florida State (GO) Series A
    5.000%, 06/01/20.................................................    2,850    2,913,356

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED


                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- -----------
                                                                               (000)
                                                                              -------
FLORIDA -- (Continued)
            5.000%, 06/01/20................................................. 12,730  $13,012,988
            5.000%, 01/01/21.................................................  2,340    2,444,434
Florida State (GO) Series B
            5.000%, 06/01/20.................................................  1,000    1,022,230
            5.000%, 07/01/20.................................................  2,705    2,773,247
Florida State (GO) Series C
            5.000%, 06/01/20.................................................  1,120    1,144,898
            5.000%, 06/01/20.................................................  5,940    6,072,046
Florida State (GO) Series E
            5.000%, 06/01/20................................................. 11,210   11,459,198
Florida State (GO) Series F
            5.000%, 06/01/20.................................................  1,000    1,022,230
Orange County Water Utility System Revenue (RB)
            5.000%, 10/01/21.................................................  2,500    2,683,100
School District of Broward County (RN)
            3.000%, 06/30/20.................................................  7,475    7,566,644
Tampa Bay Water (RB)
            5.000%, 10/01/20.................................................  2,000    2,069,360
(Currency)  5.000%, 10/01/25 (Pre-refunded @ $100, 10/1/20)..................  2,160    2,233,699
                                                                                      -----------
TOTAL FLORIDA................................................................          60,005,735
                                                                                      -----------
GEORGIA -- (6.2%)
City of Atlanta Water & Wastewater Revenue (RB) (AGM) Series B
(Currency)  5.375%, 11/01/39 (Pre-refunded @ $100, 11/1/19)..................  8,815    8,815,000
Cobb County (GO)
            3.000%, 11/26/19................................................. 32,000   32,042,880
            5.000%, 01/01/21.................................................  3,710    3,875,132
            5.000%, 01/01/22.................................................    500      541,355
Cobb County School District
            3.000%, 12/18/19................................................. 10,000   10,024,500
DeKalb County School District (GO) (ST AID WITHHLDG)
            4.000%, 10/01/20.................................................  3,000    3,076,740
Forsyth County School District (GO)
            5.000%, 02/01/20.................................................  3,525    3,557,924
Fulton County (RN)
            2.500%, 12/31/19................................................. 24,900   24,956,772
Gainesville & Hall County Hospital Authority (RB)
            5.500%, 02/15/45 (Pre-refunded @ $100, 2/15/20).................. 11,575   11,715,983

                                                                               FACE
                                                                              AMOUNT^    VALUE+
                                                                              ------- ------------
                                                                               (000)
                                                                              -------
GEORGIA -- (Continued)
Georgia State (GO) Series A-1
            5.000%, 02/01/20.................................................  8,510  $  8,589,483
Georgia State (GO) Series C
            5.000%, 07/01/20.................................................  1,350     1,384,331
            5.000%, 10/01/20.................................................  5,000     5,175,250
Georgia State (GO) Series E
            5.000%, 12/01/19.................................................  6,200     6,217,980
            5.000%, 12/01/20................................................. 13,120    13,663,824
Georgia State (GO) Series F
            5.000%, 07/01/20.................................................  5,000     5,127,150
            5.000%, 01/01/21.................................................  2,330     2,433,988
Georgia State (GO) Series I
            5.000%, 07/01/20.................................................  1,890     1,938,063
Georgia State Road & Tollway Authority (RB) (ST GTD) Series A
            5.000%, 03/01/20................................................. 11,000    11,138,930
Gwinnett County School District (GO)
            4.000%, 02/01/20.................................................  8,750     8,810,725
                                                                                      ------------
TOTAL GEORGIA................................................................          163,086,010
                                                                                      ------------
HAWAII -- (2.2%)
City & County of Honolulu (GO) Series B
            5.000%, 11/01/19.................................................  8,000     8,000,000
City & Henrico County (GO) Series B
(Currency)  5.000%, 12/01/30 (Pre- refunded @ $100, 12/1/20).................  5,000     5,206,700
Hawaii State (GO) Series DY
            5.000%, 02/01/20.................................................  1,010     1,019,383
Hawaii State (GO) Series EF
            5.000%, 11/01/19................................................. 23,455    23,455,000
            5.000%, 11/01/21.................................................  5,500     5,916,900
Hawaii State (GO) Series EO
            4.000%, 08/01/20.................................................  1,990     2,032,029
            5.000%, 08/01/22.................................................  6,000     6,622,260
Hawaii State (GO) Series FN
            5.000%, 10/01/21.................................................  4,750     5,092,285
                                                                                      ------------
TOTAL HAWAII.................................................................           57,344,557
                                                                                      ------------
KANSAS -- (0.7%)
City of Olathe (GO) Series A
            3.000%, 08/01/20................................................. 10,000    10,130,900
City of Wichita (GO) Series A
            5.000%, 12/01/19.................................................  3,960     3,971,444

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                                          FACE
                                                                         AMOUNT^   VALUE+
                                                                         ------- -----------
                                                                          (000)
                                                                         -------
KANSAS -- (Continued)
State of Kansas Department of Transportation Series C
            5.000%, 09/01/20............................................  5,000  $ 5,158,350
                                                                                 -----------
TOTAL KANSAS............................................................          19,260,694
                                                                                 -----------
KENTUCKY -- (0.8%)
Louisville & Jefferson County (RB)
(Currency)  5.000%, 12/01/35 (Pre-refunded @ $100, 12/1/35).............  1,675    1,835,013
Louisville & Jefferson County Metropolitan Government (GO) Series A
            5.000%, 12/01/19............................................  4,095    4,106,753
Louisville Water Co (RB)
            5.000%, 11/15/20............................................  8,280    8,609,130
            5.000%, 11/15/21............................................  2,825    3,044,446
Louisville/Jefferson County Metropolitan Government (GO) Series A
            5.000%, 08/01/20............................................  4,110    4,226,765
                                                                                 -----------
TOTAL KENTUCKY..........................................................          21,822,107
                                                                                 -----------
LOUISIANA -- (0.2%)
Louisiana State (GO) Series C
            5.000%, 08/01/21............................................  5,000    5,323,750
                                                                                 -----------
MARYLAND -- (8.5%)
Anne County Arundel (GO)
            5.000%, 04/01/20............................................  4,410    4,479,281
            5.000%, 04/01/20............................................  5,410    5,494,991
            5.000%, 10/01/20............................................  1,790    1,852,399
            5.000%, 04/01/21............................................ 12,740   13,426,813
Baltimore County (GO)
            5.000%, 03/01/20............................................  1,850    1,873,181
            5.000%, 03/01/20............................................  3,510    3,553,980
            4.000%, 03/19/20............................................ 30,000   30,331,500
            5.000%, 02/01/21............................................  3,520    3,687,869
Harford County (GO) Series B
            5.000%, 02/01/20............................................  2,650    2,674,698
Howard County (GO) Series A
            5.000%, 08/15/20............................................ 14,215   14,642,161
Maryland State (GO)
            4.500%, 08/01/20............................................  4,015    4,114,893
Maryland State (GO) Series 1
            5.000%, 03/15/20............................................  3,590    3,641,229
Maryland State (GO) Series 1-A
            5.000%, 03/01/20............................................  7,250    7,342,438
Maryland State (GO) Series A
            5.000%, 03/01/20............................................  1,980    2,005,245

                                                                         FACE
                                                                        AMOUNT^    VALUE+
                                                                        ------- ------------
                                                                         (000)
                                                                        -------
MARYLAND -- (Continued)
Maryland State (GO) Series B
     5.000%, 08/01/20..................................................  8,425  $  8,669,746
     5.000%, 08/01/20..................................................  5,000     5,145,250
     5.000%, 08/01/21..................................................  5,000     5,334,500
Maryland State (GO) Series C
     5.000%, 11/01/19..................................................  4,000     4,000,000
     5.000%, 08/01/20..................................................  8,810     9,065,931
Maryland State Department of Transportation (RB)
     5.000%, 12/15/19.................................................. 15,745    15,814,121
Montgomery County (GO) Series A
     5.000%, 11/01/19..................................................  4,660     4,660,000
     5.000%, 11/01/19..................................................  1,400     1,400,000
     5.000%, 11/01/19..................................................  3,450     3,450,000
     5.000%, 12/01/19.................................................. 14,800    14,842,032
     5.000%, 07/01/20..................................................  3,615     3,705,230
Montgomery County (GO) Series B
     5.000%, 12/01/19..................................................  7,475     7,496,229
     5.000%, 12/01/21..................................................  4,000     4,310,560
Prince County George's (GO) Series A
     5.000%, 07/15/20.................................................. 11,720    12,033,041
Prince County George's (GO) Series C
     5.000%, 08/01/20..................................................  6,980     7,178,302
Prince George's County (GO) Series B
     4.000%, 03/01/20..................................................  9,780     9,870,269
Talbot County (GO)
     2.000%, 12/15/21..................................................  1,330     1,353,820
Washington Suburban Sanitary Commission (GO)
     5.000%, 06/01/20..................................................  3,720     3,801,580
                                                                                ------------
TOTAL MARYLAND.........................................................          221,251,289
                                                                                ------------
MASSACHUSETTS -- (5.0%)
City of Cambridge (GO)
     5.000%, 02/15/20..................................................  4,865     4,918,321
City of Quincy (GO)
     3.250%, 01/17/20.................................................. 15,000    15,070,800
     2.250%, 07/10/20.................................................. 11,000    11,079,200
City of Quincy (GO) Series A
     3.000%, 06/12/20.................................................. 10,000    10,112,800
City of Springfield (GO) (ST AID WITHHLDG)
     5.000%, 09/01/21..................................................  4,240     4,533,238
Commonwealth of Massachusetts (GO) Series A
     5.000%, 03/01/20..................................................  6,840     6,926,389

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED


                                                                               FACE
                                                                              AMOUNT^    VALUE+
                                                                              ------- ------------
                                                                               (000)
                                                                              -------
MASSACHUSETTS -- (Continued)
            5.000%, 04/01/20................................................. 10,000  $ 10,158,700
            4.000%, 04/23/20................................................. 10,000    10,134,400
            5.000%, 05/01/21................................................. 10,000    10,572,400
Commonwealth of Massachusetts (GO) Series B
            4.000%, 05/21/20.................................................  5,000     5,078,100
Commonwealth of Massachusetts (GO) Series C
            5.000%, 04/01/20.................................................  2,700     2,742,849
            5.000%, 08/01/20................................................. 18,500    19,032,615
            5.000%, 10/01/21.................................................  8,000     8,585,920
Commonwealth of Massachusetts (GO) (AGM) Series B
            5.250%, 09/01/21.................................................  2,405     2,584,341
Massachusetts Clean Water Trust (The) (RB)
            5.000%, 08/01/20.................................................  5,830     5,996,971
Massachusetts Water Resources Authority (RB) Series G
            5.000%, 08/01/20.................................................  3,000     3,085,680
                                                                                      ------------
TOTAL MASSACHUSETTS..........................................................          130,612,724
                                                                                      ------------
MICHIGAN -- (0.5%)
Michigan State (GO)
            5.000%, 11/01/19................................................. 13,000    13,000,000
                                                                                      ------------
MINNESOTA -- (3.0%)
Bloomington Independent School District No. 271 (GO) (SD CRED PROG) Series A
            5.000%, 02/01/21.................................................  1,290     1,350,862
Chaska Independent School District No. 112 (GO) (SD CRED PROG) Series A
            5.000%, 02/01/21.................................................    590       617,689
City of Minneapolis (GO)
            2.000%, 12/01/19.................................................  3,690     3,692,435
            4.000%, 12/01/19.................................................  3,435     3,442,385
            5.000%, 12/01/19.................................................  1,300     1,303,770
            5.000%, 12/01/19.................................................  6,545     6,563,980
City of Saint Cloud (RB) Series A
(Currency)  5.125%, 05/01/30 (Pre- refunded @ $100, 5/1/20)..................    950       968,269

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- ----------
                                                                               (000)
                                                                              -------
MINNESOTA -- (Continued)
City of State Paul (GO) Series D
            5.000%, 03/01/20.................................................  1,515  $1,533,983
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series A
            5.000%, 02/01/21.................................................  1,000   1,046,930
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series C
            5.000%, 02/01/20.................................................  5,000   5,045,850
            5.000%, 02/01/21.................................................  2,000   2,093,860
Hennepin County (GO) Series B
            5.000%, 12/01/21.................................................    650     701,461
Hennepin County Sales Tax Revenue (RB)
            5.000%, 12/15/19.................................................    345     346,518
Housing & Redevelopment Authority of The City of Saint Paul Minnesota (RB)
  Series A1
(Currency)  5.250%, 11/15/29 (Pre-refunded @ $100, 11/15/19).................  2,210   2,212,718
Metropolitan Council (GO) Series A
            5.000%, 03/01/20.................................................  4,000   4,050,400
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series A
            5.000%, 02/01/20.................................................  2,250   2,270,633
Minnesota State (GO) Series A
            5.000%, 08/01/20.................................................  1,000   1,028,560
            5.000%, 08/01/20.................................................  3,000   3,085,680
            5.000%, 08/01/20.................................................  3,145   3,234,821
            5.000%, 10/01/20.................................................  3,705   3,834,527
Minnesota State (GO) Series B
            4.000%, 08/01/20.................................................  8,800   8,986,560
Minnesota State (GO) Series D
            5.000%, 08/01/20.................................................    740     761,134
            5.000%, 08/01/20.................................................  6,330   6,510,785
            5.000%, 08/01/21.................................................  7,230   7,713,687
Minnesota State (GO) (ETM) Series D
(Currency)  5.000%, 08/01/20 (Pre-refunded @ $100, 8/1/20)...................     10      10,283

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CONTINUED

                                                                       FACE
                                                                      AMOUNT^   VALUE+
                                                                      ------- -----------
                                                                       (000)
                                                                      -------
MINNESOTA -- (Continued)
Olmsted County (GO) Series A
    4.000%, 02/01/20.................................................    700  $   704,837
Osseo Independent School District No. 279 (GO) (SD CRED PROG)
  Series C
    5.000%, 02/01/21.................................................  4,650    4,869,387
Watertown-Mayer Independent School District No. 111 (GO) (SD CRED
  PROG) Series B
    4.000%, 02/01/20.................................................  1,610    1,620,771
                                                                              -----------
TOTAL MINNESOTA......................................................          79,602,775
                                                                              -----------
MISSOURI -- (0.9%)
Clayton School District (GO)
    5.000%, 03/01/20.................................................  3,115    3,154,031
Jackson County Reorganized School District No. 7 (GO)
    3.000%, 03/01/21.................................................  2,375    2,433,544
Missouri State (GO) Series A
    5.000%, 12/01/20.................................................  4,515    4,701,650
Saint Louis County Reorganized School District No. R-6 (GO)
    4.000%, 02/01/20................................................. 12,775   12,863,275
                                                                              -----------
TOTAL MISSOURI.......................................................          23,152,500
                                                                              -----------
NEBRASKA -- (0.4%)
Lancaster County School District 001 (GO)
    5.000%, 01/15/21.................................................  1,620    1,693,516
Metropolitan Utilities District of Omaha (RB)
    5.000%, 12/01/20.................................................  4,340    4,517,506
Omaha Public Power District (RB) Series B
    5.000%, 02/01/20.................................................  4,620    4,662,827
                                                                              -----------
TOTAL NEBRASKA.......................................................          10,873,849
                                                                              -----------
NEW HAMPSHIRE -- (0.1%)
City of Nashua (GO)
    4.000%, 07/15/21.................................................  1,720    1,802,732
                                                                              -----------
NEW JERSEY -- (3.8%)
Bergen County (GO)
    3.000%, 06/12/20.................................................  3,000    3,033,270
City of Jersey (GO) Series
    2.000%, 06/18/20................................................. 15,000   15,080,700
Hudson County (GO)
    4.000%, 12/10/19................................................. 30,000   30,097,800

                                                                       FACE
                                                                      AMOUNT^   VALUE+
                                                                      ------- -----------
                                                                       (000)
                                                                      -------
NEW JERSEY -- (Continued)
Monmouth County (GO)
    5.000%, 07/15/20.................................................  4,540  $ 4,661,945
    5.000%, 07/15/21.................................................  3,770    4,015,163
Somerset County (GO)
    3.000%, 09/11/20................................................. 10,600   10,764,724
Sussex County (GO)
    2.500%, 06/19/20.................................................  5,000    5,039,600
Township of Berkeley Heights (GO)
    3.000%, 07/10/20................................................. 10,000   10,116,600
Township of Cherry Hill (GO)
    2.000%, 10/29/20.................................................  6,000    6,048,480
Township of North Brunswick (GO) (BAN) Series A
    3.000%, 07/21/20................................................. 10,000   10,123,100
                                                                              -----------
TOTAL NEW JERSEY.....................................................          98,981,382
                                                                              -----------
NEW MEXICO -- (1.0%)
New Mexico State (GO)
    5.000%, 03/01/20................................................. 15,000   15,187,050
    5.000%, 03/01/21.................................................  4,000    4,200,760
New Mexico State (GO) Series B
    5.000%, 03/01/20.................................................  3,775    3,822,074
State of New Mexico Severance Tax Permanent Fund (RB) Series A
    5.000%, 07/01/20.................................................  2,085    2,137,605
                                                                              -----------
TOTAL NEW MEXICO.....................................................          25,347,489
                                                                              -----------
NEW YORK -- (5.0%)
City of New York (GO) Series A-1
    4.000%, 08/01/20.................................................  1,400    1,429,680
City of New York (GO) Series B
    5.000%, 08/01/20.................................................    865      889,704
    5.000%, 08/01/22.................................................  1,000    1,103,430
    5.000%, 08/01/22.................................................  1,220    1,346,185
City of New York (GO) Series C
    5.000%, 08/01/20.................................................  1,975    2,031,406
City of New York (GO) Series E
    5.000%, 08/01/20.................................................  3,565    3,666,816
    5.000%, 08/01/20.................................................  2,570    2,643,399
    5.000%, 08/01/21.................................................  1,500    1,599,000
    5.000%, 08/01/21................................................. 10,000   10,660,000
City of New York (GO) Series F
    5.000%, 08/01/21.................................................  1,000    1,066,000

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
                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- -----------
                                                                               (000)
                                                                              -------
NEW YORK -- (Continued)
City of New York (GO) Series G
            5.000%, 08/01/21.................................................  5,915  $ 6,305,390
City of New York (GO) Series J7
            5.000%, 08/01/20.................................................  5,000    5,142,800
City of Rochester (GO) Series II
            3.000%, 08/06/20................................................. 14,000   14,196,280
Hilton Central School District (GO) (ST AID WITHHLDG)
            2.000%, 06/15/21.................................................    685      695,494
Metropolitan Transportation Authority (RB) (ETM) Series A
(Currency)  5.000%, 11/15/21 (Pre-refunded @ $100, 11/15/21).................     85       91,871
Metropolitan Transportation Authority (RB) Series A
            5.000%, 11/15/21.................................................    515      553,172
New York State Dormitory Authority (RB) Series
            5.000%, 12/15/21.................................................  3,545    3,831,507
New York State Dormitory Authority (RB) Series A
            5.000%, 02/15/20.................................................  2,900    2,931,523
            5.000%, 02/15/20.................................................  5,100    5,155,437
            4.000%, 03/15/20.................................................    600      606,294
            5.000%, 03/15/20.................................................  5,115    5,187,173
            5.000%, 03/15/21.................................................  1,795    1,888,986
            5.000%, 03/15/21................................................. 17,900   18,837,244
(Currency)  5.500%, 07/01/25 (Pre-refunded @ $100, 7/1/20)...................    500      514,350
New York State Dormitory Authority (RB) Series B
            5.000%, 02/15/20................................................. 15,000   15,163,050
            5.000%, 03/15/20.................................................  3,565    3,615,302
            5.000%, 03/15/21.................................................  3,150    3,314,934
            5.000%, 02/15/22.................................................  4,000    4,349,120
New York State Dormitory Authority (RB) Series E
            5.000%, 03/15/20.................................................  1,400    1,419,754
            5.000%, 03/15/21.................................................  2,000    2,104,720
New York State Urban Development Corp. (RB) (NATL)
            5.500%, 03/15/20.................................................  4,250    4,317,660

                                                                                           FACE
                                                                                          AMOUNT^    VALUE+
                                                                                          ------- ------------
                                                                                           (000)
                                                                                          -------
NEW YORK -- (Continued)
New York State Urban Development Corp. (RB) Series A
    5.000%, 03/15/20.....................................................................    550  $    557,761
Triborough Bridge & Tunnel Authority (RB) Series A-1
    5.000%, 11/15/19.....................................................................    500       500,605
Triborough Bridge & Tunnel Authority (RB) Series B
    5.000%, 11/15/19.....................................................................  1,000     1,001,210
Ulster County (GO)
    3.250%, 11/20/19.....................................................................  1,000     1,001,050
                                                                                                  ------------
TOTAL NEW YORK...........................................................................          129,718,307
                                                                                                  ------------
NORTH CAROLINA -- (4.1%)
City of Charlotte (GO)
    5.000%, 12/01/20.....................................................................  1,605     1,671,704
City of Charlotte Water & Sewer System Revenue (RB)
    5.000%, 07/01/20.....................................................................  3,375     3,461,062
City of Raleigh (GO) Series A
    5.000%, 09/01/20.....................................................................  1,980     2,043,043
Davie County (GO)
    5.000%, 05/01/20.....................................................................  1,595     1,625,177
Guilford County (GO) Series A
    4.000%, 02/01/20.....................................................................  2,135     2,149,817
    5.000%, 02/01/21.....................................................................  2,430     2,546,203
Mecklenburg County (GO)
    5.000%, 02/01/21.....................................................................    950       995,068
    5.000%, 03/01/21.....................................................................  9,555    10,038,483
Mecklenburg County (GO) Series C
    5.000%, 12/01/19.....................................................................  1,500     1,504,305
North Carolina State (GO)
    5.000%, 06/01/20.....................................................................  1,175     1,201,179
North Carolina State (GO) Series A
    5.000%, 05/01/20.....................................................................  2,220     2,262,335
    5.000%, 06/01/20..................................................................... 18,300    18,707,724
    5.000%, 06/01/21..................................................................... 12,440    13,195,357
North Carolina State (GO) Series B
    5.000%, 06/01/20.....................................................................  5,000     5,111,400
    5.000%, 06/01/22.....................................................................  2,880     3,163,478
North Carolina State (GO) Series C
    4.000%, 05/01/20.....................................................................  1,640     1,663,255
North Carolina State (GO) Series D
    4.000%, 06/01/21.....................................................................  2,925     3,057,064

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CONTINUED


                                                                               FACE
                                                                              AMOUNT^    VALUE+
                                                                              ------- ------------
                                                                               (000)
                                                                              -------
NORTH CAROLINA -- (Continued)
North Carolina State (GO) Series E
            5.000%, 05/01/20................................................. 14,615  $ 14,893,708
Wake County (GO) Series A
            5.000%, 02/01/20.................................................  4,500     4,541,805
Wake County (GO) Series B
            5.000%, 02/01/20................................................. 12,665    12,782,658
Wake County (GO) Series C
            5.000%, 03/01/22.................................................  1,825     1,986,805
                                                                                      ------------
TOTAL NORTH CAROLINA.........................................................          108,601,630
                                                                                      ------------
OHIO -- (5.3%)
City of Columbus (GO) Series 1
            5.000%, 07/01/20................................................. 10,000    10,251,600
City of Columbus (GO) Series A
            3.000%, 02/15/20................................................. 13,250    13,318,237
            5.000%, 02/15/20.................................................    800       808,584
            5.000%, 08/15/20.................................................  2,350     2,420,053
            4.000%, 02/15/21.................................................  1,690     1,751,026
            5.000%, 04/01/21.................................................  6,495     6,843,262
            5.000%, 04/01/21.................................................  1,500     1,580,430
            3.000%, 07/01/21................................................. 12,830    13,218,621
            5.000%, 07/01/21.................................................  1,010     1,073,681
Ohio State (GO)
            5.000%, 09/01/20.................................................  6,380     6,582,629
            5.000%, 09/01/20.................................................  4,340     4,477,838
Ohio State (GO) Series A
            2.000%, 03/01/20.................................................  2,900     2,908,236
            3.000%, 05/01/20.................................................  5,000     5,045,950
            5.000%, 05/01/20.................................................  7,000     7,132,790
            5.000%, 09/15/21.................................................  6,700     7,179,385
            5.000%, 09/15/21.................................................  2,335     2,502,069
Ohio State (GO) Series B
            5.000%, 08/01/20................................................. 10,000    10,285,600
            2.000%, 09/01/20.................................................  2,500     2,518,000
            5.000%, 06/15/21.................................................  9,500    10,087,765
Ohio State (GO) Series Q
            5.000%, 05/01/20.................................................  1,635     1,666,098
Ohio State (GO) Series R
            5.000%, 05/01/20................................................. 11,830    12,055,007
Ohio State (GO) Series T
            5.000%, 04/01/21.................................................  2,040     2,150,262
Ohio State Water Development Authority (RB) Series A
            5.000%, 06/01/21.................................................  1,825     1,935,230
(Currency)  5.000%, 12/01/24 (Pre- refunded @ $100, 12/1/19).................  7,000     7,020,440

                                                                               FACE
                                                                              AMOUNT^    VALUE+
                                                                              ------- ------------
                                                                               (000)
                                                                              -------
OHIO -- (Continued)
Ohio Water Development Authority (RB) Series A
(Currency)  5.000%, 12/01/26 (Pre- refunded @ $100, 12/1/19).................  4,000  $  4,011,680
                                                                                      ------------
TOTAL OHIO...................................................................          138,824,473
                                                                                      ------------
OKLAHOMA -- (0.5%)
City of Tulsa (GO) Series A
            5.000%, 12/01/21.................................................  7,650     8,258,940
Tulsa County Independent School District No. 1 Tulsa (GO) Series B
            2.000%, 08/01/20.................................................  5,000     5,029,800
                                                                                      ------------
TOTAL OKLAHOMA...............................................................           13,288,740
                                                                                      ------------
OREGON -- (2.4%)
City of Portland (GO)
            3.000%, 06/25/20................................................. 10,000    10,119,400
City of Portland Sewer System Revenue (RB) Series A
            5.000%, 06/01/20.................................................  3,500     3,577,595
City of Portland Water System (RB) Series A
            5.000%, 04/01/20.................................................  8,005     8,131,079
Metro (GO)
            5.000%, 06/01/20.................................................  2,125     2,172,345
            5.000%, 06/01/20.................................................  3,800     3,884,664
Metro (GO) Series A
            5.000%, 06/01/21.................................................  2,110     2,237,444
Multnomah County (GO)
            5.000%, 06/01/21.................................................  1,850     1,961,740
Oregon State (GO) Series A
            5.000%, 05/01/20.................................................  1,025     1,044,393
Oregon State (GO) Series D
            4.000%, 05/01/21.................................................  6,085     6,342,578
Oregon State (GO) Series F
            3.000%, 05/01/20.................................................  7,755     7,825,881
Oregon State (GO) Series L
            5.000%, 11/01/19................................................. 11,515    11,515,000
Oregon State (GO) Series M
            5.000%, 11/01/20.................................................  2,000     2,075,900
Oregon State (GO) Series N
            5.000%, 05/01/21.................................................  1,000     1,056,980

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
                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                 (000)
OREGON -- (Continued)
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
(Currency)  5.000%, 09/01/23 (Pre-refunded @ $100, 9/1/22)...................      250  $   276,895
                                                                                        -----------
TOTAL OREGON.................................................................            62,221,894
                                                                                        -----------
PENNSYLVANIA -- (0.8%)
Commonwealth of Pennsylvania (GO) Series 1
            5.000%, 04/01/20.................................................    8,500    8,631,750
Commonwealth of Pennsylvania (GO) Series REF
            5.000%, 07/01/22.................................................    2,000    2,198,020
Montgomery County Industrial Development Authority (RB) (FHA INS)
(Currency)  5.375%, 08/01/38 (Pre-refunded @ $100, 8/1/20)...................   10,000   10,314,700
                                                                                        -----------
TOTAL PENNSYLVANIA...........................................................            21,144,470
                                                                                        -----------
SOUTH CAROLINA -- (4.4%)
Aiken County Consolidated School District (GO) (SCSDE) Series A
            5.000%, 03/01/20.................................................    3,000    3,037,590
Beaufort County School District (GO) (SCSDE) Series B
            5.000%, 03/01/20.................................................    7,000    7,086,590
Berkeley County School District (GO) (SCSDE) Series A
            5.000%, 03/01/20.................................................    1,085    1,098,595
Charleston County (GO) Series B
            5.000%, 11/01/20.................................................   12,000   12,455,400
Charleston County School District (BAN) (SCSDE) Series A
            2.500%, 11/15/19.................................................   10,000   10,005,400
Charleston County School District (BAN) (SCSDE) Series B
            4.000%, 05/13/20.................................................    2,000    2,029,680

                                                                                 FACE
                                                                                AMOUNT^    VALUE+
                                                                                ------- ------------
                                                                                 (000)
                                                                                -------
SOUTH CAROLINA -- (Continued)
Dorchester County School District No. 2 (GO) (SCSDE) Series A
            5.000%, 03/01/21.................................................    1,885  $  1,980,890
Florence County (GO) (ST AID WITHHLDG)
            4.000%, 06/01/20.................................................    7,475     7,597,141
Lexington & Richland School District No. 5 (GO) (SCSDE) Series B
            5.000%, 03/01/20.................................................    8,235     8,338,185
            5.000%, 03/01/21.................................................    1,660     1,744,444
Oconee County School District (GO) (SCSDE)
            5.000%, 03/01/20.................................................    4,900     4,961,397
Richland County (GO) Series A
            3.000%, 02/27/20.................................................   15,000    15,083,400
Richland County School District No. 2 (GO) (SCSDE)
            5.000%, 03/01/20.................................................      910       921,402
Richland County School District No. 2 (GO) (SCSDE) Series A
            5.000%, 02/01/20.................................................    5,520     5,571,446
            5.000%, 02/01/21.................................................    7,000     7,333,830
South Carolina Jobs-Economic Dev Authority (RB) Series A
(Currency)  6.250%, 04/01/35 (Pre-refunded @ $ 100, 4/1/20)..................    2,180     2,225,126
(Currency)  6.500%, 04/01/42 (Pre-refunded @ $ 100, 4/1/20)..................    2,000     2,043,340
South Carolina State (GO) (ST AID WITHHLDG) Series A
            4.000%, 04/01/20.................................................    1,185     1,198,853
            5.000%, 10/01/20.................................................    7,760     8,031,290
South Carolina State (GO) Series A
            5.000%, 06/01/20.................................................    8,945     9,143,311
Spartanburg County School District No. 6 (GO) (SCSDE)
            5.000%, 04/01/21.................................................    3,905     4,116,065
                                                                                        ------------
TOTAL SOUTH CAROLINA.........................................................            116,003,375
                                                                                        ------------

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
                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                 (000)
                                                                                -------
TENNESSEE -- (2.5%)
City of Cleveland (GO)
            5.000%, 12/01/19.................................................    3,430  $ 3,439,776
City of Knoxville Wastewater System Revenue (RB) Series A
            5.000%, 04/01/20.................................................    2,000    2,031,080
City of Memphis (GO) Series A
            5.000%, 04/01/20.................................................    8,060    8,186,300
            5.000%, 04/01/21.................................................    4,550    4,794,653
Hamilton County (GO) Series A
            5.000%, 05/01/21.................................................    3,895    4,117,950
Metropolitan Government of Nashville & Davidson County (GO)
            5.000%, 07/01/21.................................................    9,055    9,625,918
Metropolitan Government of Nashville & Davidson County (GO) Series A
(Currency)  5.000%, 07/01/25 (Pre-refunded @ $100, 7/1/20)...................      525      538,246
Metropolitan Government of Nashville & Davidson County Electric Revenue (RB)
Series A
            5.000%, 05/15/20.................................................    2,000    2,040,600
Shelby County (GO) Series A
            5.000%, 04/01/20.................................................   18,135   18,420,626
            5.000%, 03/01/21.................................................    2,550    2,679,719
Tennessee State (GO) Series A
            5.000%, 02/01/20.................................................    3,500    3,532,795
            5.000%, 09/01/20.................................................    5,010    5,169,969
                                                                                        -----------
TOTAL TENNESSEE..............................................................            64,577,632
                                                                                        -----------
TEXAS -- (12.0%)
Austin Community College District (GO)
            5.000%, 08/01/20.................................................    3,715    3,818,314
Austin Independent School District (GO) Series B
            5.000%, 08/01/20.................................................    3,705    3,810,815
Bexar County Health Facilities Dev. Corp. (RB)
(Currency)  6.200%, 07/01/45 (Pre-refunded @ $100, 7/1/20)...................    3,030    3,127,960
City of Allen (GO)
            5.000%, 08/15/21.................................................    1,840    1,964,126

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
                                                                          -------
TEXAS -- (Continued)
City of Austin (GO)
     5.000%, 09/01/20..................................................   16,250  $16,764,637
City of Dallas (GO)
     5.000%, 02/15/21..................................................    1,500    1,573,365
City of Fort Worth (GO)
     3.000%, 03/01/20..................................................   20,665   20,787,130
     3.000%, 03/01/22..................................................    4,520    4,709,659
City of Frisco (GO) Series A
     5.000%, 02/15/20..................................................    3,485    3,522,882
     5.000%, 02/15/21..................................................    4,825    5,060,991
City of Houston (RN)
     3.000%, 06/26/20..................................................   15,000   15,179,850
City of Houston (GO) Series A
     5.000%, 03/01/20..................................................    2,500    2,531,000
     5.000%, 03/01/21..................................................    4,625    4,857,776
City of San Antonio (GO)
     5.000%, 02/01/20..................................................      650      655,961
     5.000%, 02/01/20..................................................    7,350    7,417,400
     5.000%, 02/01/21..................................................    3,100    3,245,483
City of San Antonio Electric & Gas Systems Revenue (RB)
     5.000%, 02/01/20..................................................    5,000    5,045,700
City of Waco (GO)
     5.000%, 02/01/20..................................................    5,765    5,817,980
Conroe Independent School District (GO) (PSF-GTD) Series A
     4.000%, 02/15/21..................................................    1,940    2,009,297
Dallas County Community College District (GO)
     5.000%, 02/15/20..................................................   11,975   12,104,210
Dallas Independent School District (GO) (PSF-GTD)
     5.000%, 02/15/20..................................................    2,235    2,259,049
     5.000%, 02/15/20..................................................    1,380    1,394,849
Fort Bend Independent School District (GO) (PSF-GTD)
     5.000%, 08/15/20..................................................    6,380    6,570,698
Fort Worth Independent School District (GO) (PSF-GTD)
     5.000%, 02/15/20..................................................    4,970    5,023,477
Fort Worth Independent School District (GO) (PSF-GTD)
     5.000%, 02/15/20..................................................    3,875    3,916,695
Highland Park Independent School District (GO)
     4.000%, 02/15/20..................................................    2,070    2,086,622

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
                                                                                 FACE
                                                                                AMOUNT^    VALUE+
                                                                                ------- ------------
                                                                                 (000)
                                                                                -------
TEXAS -- (Continued)
Houston Higher Education Finance Corp. (RB) Series A
(Currency)  6.875%, 05/15/41 (Pre- refunded @ $100, 5/15/21).................    6,000  $  6,496,620
Houston Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/20.................................................    2,700     2,728,971
Humble Independent School District (GO) (PSF-GTD) Series B
            5.000%, 02/15/20.................................................    7,260     7,338,118
Metropolitan Transit Authority of Harris County (RB) Series B
(Currency)  5.000%, 11/01/33 (Pre- refunded @ $100, 11/1/19).................   10,000    10,000,000
Plano Independent School District (GO) (PSF-GTD) Series B
            5.000%, 02/15/20.................................................    9,935    10,041,901
San Antonio Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/20.................................................    7,000     7,075,320
Texas State (RN)
            4.000%, 08/27/20.................................................   65,000    66,483,950
Texas State (GO)
            5.000%, 10/01/20.................................................    3,825     3,959,411
            5.000%, 04/01/21.................................................    8,130     8,571,784
            5.000%, 04/01/21.................................................    4,000     4,217,360
            5.000%, 10/01/23.................................................    1,425     1,634,247
Texas State (GO) Series A
            5.000%, 10/01/21.................................................    2,200     2,362,008
Texas State (GO) Series C
            5.000%, 08/01/20.................................................    1,365     1,404,189
Texas Transportation Commission State Highway Fund (RB) Series A
            5.000%, 04/01/20.................................................   15,240    15,477,439
            5.000%, 10/01/20.................................................   20,660    21,374,629
                                                                                        ------------
TOTAL TEXAS..................................................................            314,421,873
                                                                                        ------------
UTAH -- (2.5%)
Alpine School District (GO) (SCH BD GTY)
            5.000%, 03/15/21.................................................      940       989,087
City of Park UT (GO)
            5.000%, 02/01/20.................................................    2,680     2,704,978

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                 (000)
                                                                                -------
UTAH -- (Continued)
Davis School District (GO) (SCH BD GTY) Series A
            5.000%, 06/01/20.................................................    8,250  $ 8,432,407
Jordan School District (GO) (SCH BD GTY)
            5.000%, 06/15/20.................................................    9,175    9,391,530
Nebo School District (GO) (SCH BD GTY)
            5.000%, 07/01/20.................................................    5,980    6,131,294
Salt County Lake (GO)
            3.000%, 12/27/19.................................................   25,000   25,076,500
Utah State (GO)
            5.000%, 07/01/21.................................................    2,820    2,999,239
            5.000%, 07/01/22.................................................    9,690   10,676,248
                                                                                        -----------
TOTAL UTAH...................................................................            66,401,283
                                                                                        -----------
VERMONT -- (0.1%)
Vermont State (GO) Series B
            2.000%, 08/15/20.................................................    3,630    3,654,720
                                                                                        -----------
VIRGINIA -- (5.9%)
Arlington County (GO)
            5.000%, 06/15/20.................................................    7,015    7,180,063
Arlington County (GO) (ST AID WITHHLDG)
            4.000%, 08/15/21.................................................    2,125    2,232,185
City of Hampton (GO) (ST AID WITHHLDG) Series B
            5.000%, 09/01/21.................................................    2,700    2,890,728
City of Norfolk (GO) (ST AID WITHHLDG) (ETM)
(Currency)  5.000%, 08/01/20 (Pre- refunded @ $100, 8/1/20)..................      285      292,969
City of Norfolk (GO) (STAID WITHHLDG)
            5.000%, 08/01/20.................................................    6,395    6,576,682
City of Richmond (GO) (ST AID WITHHLDG) Series A
            5.000%, 03/01/20.................................................    1,000    1,012,570
            5.000%, 03/01/20.................................................    2,700    2,733,939
            5.000%, 07/15/21.................................................    6,930    7,378,232
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
            5.000%, 07/15/20.................................................   11,225   11,528,861
Commonwealth of Virginia (GO) (ST AID WITHHLDG) Series B
            4.000%, 06/01/20.................................................    9,130    9,282,836
            5.000%, 06/01/21.................................................   13,645   14,480,210

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED


                                                                              FACE
                                                                             AMOUNT^    VALUE+
                                                                             ------- ------------
                                                                              (000)
                                                                             -------
VIRGINIA -- (Continued)
Commonwealth of Virginia (GO) Series B
    5.000%, 06/01/20........................................................  2,260  $  2,310,760
    5.000%, 06/01/20........................................................  5,960     6,093,862
    5.000%, 06/01/20........................................................ 10,000    10,224,600
Fairfax County (GO) (ST AID WITHHLDG) Series A
    3.000%, 10/01/20........................................................ 10,735    10,919,749
    4.000%, 10/01/20........................................................ 15,530    15,937,197
    4.000%, 10/01/22........................................................  7,220     7,811,101
Hanover County (GO) (ST AID WITHHLDG)
    5.000%, 01/15/21........................................................  1,245     1,302,569
Henrico County (GO) (ST AID WITHHLDG)
    5.000%, 08/01/20........................................................  4,970     5,113,832
    5.000%, 08/01/21........................................................  2,980     3,182,044
Loudoun County (GO) Series A
    5.000%, 12/01/19........................................................  3,105     3,114,035
Loudoun County (GO) (ST AID WITHHLDG) Series A
    5.000%, 12/01/19........................................................  5,850     5,867,023
University of Virginia (RB) Series B
    5.000%, 08/01/21........................................................ 15,000    16,011,600
                                                                                     ------------
TOTAL VIRGINIA..............................................................          153,477,647
                                                                                     ------------
WASHINGTON -- (6.6%)
City of Seattle (GO) Series A
    5.000%, 05/01/20........................................................  2,345     2,389,602
City of Seattle Drainage & Wastewater Revenue (RB)
    5.000%, 04/01/21........................................................  3,000     3,162,150
City of Seattle Municipal Light & Power Revenue (RB) Series B
    5.000%, 02/01/21........................................................ 21,795    22,829,391
City of Seattle Municipal Light & Power Revenue (RB) Series C
    5.000%, 10/01/21........................................................ 11,130    11,943,046
King & Snohomich Countries School District No. 417 (GO) (SCH BD GTY)
    4.000%, 12/01/19........................................................  1,330     1,332,846
    5.000%, 12/01/20........................................................  2,000     2,082,680
King County (GO)
    5.000%, 12/01/20........................................................  3,000     3,124,020
    5.000%, 12/01/21........................................................  3,000     3,238,050
King County (GO) Series B
    5.000%, 07/01/20........................................................  4,880     5,003,757

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- -----------
                                                                               (000)
                                                                              -------
WASHINGTON -- (Continued)
King County (GO) Series D
            5.000%, 12/01/20.................................................  2,630  $ 2,738,724
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
            5.000%, 12/01/20.................................................  2,150    2,238,881
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
            5.000%, 12/01/19.................................................  4,815    4,828,915
            5.000%, 12/01/19.................................................  4,550    4,563,149
King County Sewer Revenue (RB)
(Currency)  5.000%, 01/01/50 (Pre-refunded @ $100, 7/1/20)...................  3,005    3,081,808
Snohomish County Public Utility District No. 1 (RB)
            5.000%, 12/01/19.................................................  5,810    5,826,791
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
            5.000%, 12/01/21.................................................  4,000    4,311,400
Spokane County School District No. 81 Spokane (GO) (SCH BD GTY)
            5.000%, 12/01/20.................................................  7,505    7,813,606
State of Washington (GO) Series R-C
            5.000%, 07/01/20.................................................  1,840    1,886,791
Washington Health Care Facilities Authority (RB)
(Currency)  5.000%, 11/01/20 (Pre-refunded @ $100, 11/1/19)..................  6,050    6,050,000
Washington State (GO)
            5.000%, 06/01/20.................................................  3,630    3,710,695
            5.000%, 07/01/20.................................................  5,000    5,127,150
Washington State (GO) Series 2010E
(Currency)  5.000%, 02/01/32 (Pre-refunded @ $100, 2/1/20)...................  6,480    6,540,847
(Currency)  5.000%, 02/01/33 (Pre-refunded @ $100, 2/1/20)................... 10,000   10,093,900
Washington State (GO) Series 2013A
            5.000%, 08/01/21.................................................  4,245    4,528,226

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED


                                                                          FACE
                                                                         AMOUNT^    VALUE+
                                                                         ------- ------------
                                                                          (000)
                                                                         -------
WASHINGTON -- (Continued)
Washington State (GO) Series A
(Currency)  5.000%, 08/01/34 (Pre- refunded @ $ 100, 8/1/21)............ 10,000  $ 10,658,200
Washington State (GO) Series A-1
            5.000%, 08/01/21............................................  1,500     1,600,080
Washington State (GO) Series B
               5.000%, 07/01/20......................................... 15,000    15,381,450
Washington State (GO) Series C
            5.000%, 07/01/20............................................  3,650     3,742,820
Washington State (GO) Series D
            5.000%, 02/01/20............................................  5,350     5,399,969
            5.000%, 02/01/20............................................  4,320     4,360,349
Washington State (GO) Series R-2017A
            5.000%, 08/01/22............................................  2,500     2,760,700
                                                                                 ------------
TOTAL WASHINGTON........................................................          172,349,993
                                                                                 ------------
WEST VIRGINIA -- (0.4%)
West Virginia State (GO) Series A
            5.000%, 06/01/21............................................  9,620    10,193,256
                                                                                 ------------
WISCONSIN -- (2.9%)
City of Milwaukee (GO) Series N2
            5.000%, 04/01/20............................................  5,860     5,951,592
Wisconsin State (GO) (ETM) Series 1
(Currency)  5.000%, 05/01/20 (Pre- refunded @ $ 100, 5/1/20)............    120       122,234

                                                                   FACE
                                                                  AMOUNT^       VALUE+
                                                                 ---------- --------------
                                                                   (000)
                                                                 ----------
WISCONSIN -- (Continued)
Wisconsin State (GO) Series 1
    5.000%, 05/01/20............................................      3,235 $    3,296,530
Wisconsin State (GO) Series 2
    5.000%, 11/01/19............................................      4,000      4,000,000
    5.000%, 11/01/21............................................      6,160      6,631,178
    5.000%, 11/01/22............................................      3,000      3,335,640
Wisconsin State (GO) Series B
    5.000%, 05/01/20............................................      5,045      5,140,956
    5.000%, 05/01/20............................................     11,930     12,156,909
    5.000%, 05/01/20............................................     23,790     24,242,486
    5.000%, 05/01/21............................................      9,655     10,209,100
                                                                            --------------
TOTAL WISCONSIN.................................................                75,086,625
                                                                            --------------
TOTAL MUNICIPAL BONDS...........................................             2,560,478,696
                                                                            --------------
COMMERCIAL PAPER -- (0.9%)
    University of Michigan
      1.260%, 11/01/19..........................................     23,540     23,540,049
                                                                            --------------
                                                                  SHARES
                                                                 ----------
TEMPORARY CASH INVESTMENTS -- (1.3%)
    BlackRock Liquidity Funds MuniCash Portfolio................ 33,048,014     33,048,014
                                                                            --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,611,533,223).....................................               $2,617,066,759
                                                                            ==============

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        -----------------------------------------------
                                                        LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                                        -------- -------------- -------- --------------
Municipal Bonds........................................       -- $2,560,478,696       -- $2,560,478,696
Commercial Paper.......................................       --     23,540,049       --     23,540,049
Temporary Cash Investments.............................       --     33,048,014       --     33,048,014
                                                        -------- -------------- -------- --------------
TOTAL..................................................       -- $2,617,066,759       -- $2,617,066,759
                                                        ======== ============== ======== ==============

                See accompanying Notes to Financial Statements.

                DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- -----------
                                                              (000)
                                                             -------
MUNICIPAL BONDS -- (100.0%)
ALABAMA -- (0.2%)
Alabama State (GO) Series A
   5.000%, 08/01/21.........................................    250  $   266,635
Alabama State (GO) Series B
   5.000%, 11/01/19.........................................  1,000    1,000,000
Alabama State (GO) Series C
   5.000%, 08/01/24.........................................  3,000    3,522,420
                                                                     -----------
TOTAL ALABAMA...............................................           4,789,055
                                                                     -----------
ALASKA -- (0.4%)
Municipality of Anchorage (GO) Series B
   5.000%, 09/01/21.........................................  3,845    4,110,805
   5.000%, 09/01/23.........................................    200      228,362
Municipality of Anchorage (GO) Series C
   5.000%, 09/01/24.........................................  2,765    3,248,709
                                                                     -----------
TOTAL ALASKA................................................           7,587,876
                                                                     -----------
ARIZONA -- (0.2%)
City of Tucson (GO) Series 2012- C
   3.000%, 07/01/22.........................................  1,455    1,524,724
Maricopa County High School District No. 210-Phoenix (GO)
   3.000%, 07/01/23.........................................  1,810    1,926,727
                                                                     -----------
TOTAL ARIZONA...............................................           3,451,451
                                                                     -----------
ARKANSAS -- (0.6%)
Arkansas State (GO)
   5.000%, 04/01/21.........................................  1,000    1,054,050
   5.000%, 06/15/21.........................................  3,750    3,982,012
   5.000%, 04/01/22.........................................  2,800    3,055,500
   4.250%, 06/01/23.........................................  3,325    3,683,535
                                                                     -----------
TOTAL ARKANSAS..............................................          11,775,097
                                                                     -----------
CALIFORNIA -- (2.0%)
California State (GO)
   5.000%, 11/01/24.........................................  1,175    1,394,043
   5.000%, 08/01/25.........................................    750      908,228
   5.000%, 08/01/25.........................................  4,165    5,043,690
   5.000%, 11/01/25.........................................  1,985    2,420,489
   5.000%, 08/01/26.........................................    200      247,784
   5.000%, 08/01/26.........................................  8,000    9,911,360
   3.500%, 08/01/27.........................................    800      923,528
   5.000%, 11/01/27.........................................  5,580    7,092,124
   5.000%, 04/01/29.........................................  2,000    2,607,100

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- -----------
                                                              (000)
                                                             -------
CALIFORNIA -- (Continued)
California State (GO) Series B
   5.000%, 09/01/21.........................................    250  $   267,753
   5.000%, 09/01/25.........................................  9,000   10,924,020
                                                                     -----------
TOTAL CALIFORNIA............................................          41,740,119
                                                                     -----------
COLORADO -- (1.0%)
Adams &Arapahoe Joint School District 28J (GO) (ST AID
  WITHHLDG)
   5.000%, 12/01/21.........................................    425      458,635
Arapahoe County School District No. 5 (GO) (ST AID WITHHLDG)
   5.000%, 12/15/19.........................................  3,115    3,128,706
   5.000%, 12/15/19.........................................  5,705    5,730,102
Boulder Valley School District No. Re- 2 Boulder (GO) (ST
  AID WITHHLDG) Series B
   4.000%, 12/01/24.........................................  2,185    2,483,143
Denver City & County School District No. 1 (GO) (NATL ST
  AID WITHHLDG) Series A
   5.250%, 12/01/21.........................................  2,490    2,700,853
Denver City & County School District No. 1 (GO) (ST AID
  WITHHLDG) Series C
   3.000%, 12/01/23.........................................  1,540    1,651,142
Platte River Power Authority (RB) Series JJ
   5.000%, 06/01/23.........................................  4,425    5,021,357
                                                                     -----------
TOTAL COLORADO..............................................          21,173,938
                                                                     -----------
CONNECTICUT -- (0.1%)
City of Middletown (GO)
   4.000%, 04/01/22.........................................  1,350    1,444,554
                                                                     -----------
DELAWARE -- (0.7%)
Delaware State (GO)
   5.000%, 02/01/24.........................................  2,000    2,320,960
   5.000%, 02/01/29.........................................  5,000    6,559,100
Delaware State (GO) Series A
   5.000%, 08/01/23.........................................  2,225    2,541,818
New Castle County (GO)
   5.000%, 10/01/23.........................................  1,000    1,148,080

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED


                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- -----------
                                                              (000)
                                                             -------
DELAWARE -- (Continued)
New Castle County (GO) Series B
   5.000%, 07/15/22.........................................    700  $   772,450
                                                                     -----------
TOTAL DELAWARE..............................................          13,342,408
                                                                     -----------
DISTRICT OF COLUMBIA -- (1.6%)
District of Columbia (GO) Series A
   5.000%, 06/01/20.........................................  3,445    3,521,169
   5.000%, 06/01/20.........................................  6,000    6,132,660
   5.000%, 06/01/23.........................................  2,000    2,268,040
   5.000%, 06/01/25.........................................  1,500    1,805,310
District of Columbia (GO) Series B
   5.000%, 06/01/25.........................................  4,500    5,415,930
Washington Metropolitan Area Transit Authority (RB) Series B
   5.000%, 07/01/26.........................................  3,500    4,302,725
   5.000%, 07/01/27.........................................  8,100   10,174,086
                                                                     -----------
TOTAL DISTRICT OF COLUMBIA..................................          33,619,920
                                                                     -----------
FLORIDA -- (3.4%)
Board of Governors State University System of Florida (RB)
  Series A
   3.000%, 07/01/24.........................................  2,580    2,777,938
City of Tallahassee Energy System Revenue (RB)
   5.000%, 10/01/20.........................................    250      258,623
Florida State (GO) Series A
   5.000%, 06/01/20.........................................  4,000    4,088,920
   5.000%, 07/01/21.........................................  7,000    7,444,920
   5.000%, 06/01/23.........................................  1,300    1,474,707
   5.000%, 06/01/24.........................................  1,400    1,637,846
   5.000%, 07/01/24.........................................  5,000    5,858,900
   5.000%, 06/01/25.........................................  6,500    7,811,310
Florida State (GO) Series B
   5.000%, 06/01/20.........................................  6,400    6,542,272
   5.000%, 06/01/23.........................................    350      397,036
Florida State (GO) Series C
   5.000%, 06/01/20.........................................  3,000    3,066,690
   5.000%, 06/01/23.........................................  7,000    7,940,730
   5.000%, 06/01/27.........................................  2,000    2,512,540
Florida State (GO) Series D
   5.000%, 06/01/22.........................................  1,000    1,097,890
Florida State (GO) (ST GTD) Series A
   5.000%, 06/01/27.........................................  6,565    8,247,413

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- -----------
                                                              (000)
                                                             -------
FLORIDA -- (Continued)
Orlando Utilities Commission (RB) Series C
   5.250%, 10/01/22.........................................  1,745  $ 1,947,961
Peace River Manasota Regional Water Supply Authority (RB)
   5.000%, 10/01/25.........................................  2,030    2,443,978
Tampa Bay Water (RB) Series A
   5.000%, 10/01/25.........................................  2,850    3,452,803
                                                                     -----------
TOTAL FLORIDA...............................................          69,002,477
                                                                     -----------
GEORGIA -- (4.7%)
City of Atlanta (GO)
   5.000%, 12/01/19.........................................  5,875    5,891,803
City of Atlanta Water & Wastewater Revenue (RB) Series B
   5.000%, 11/01/19.........................................  1,700    1,700,000
Cobb County Water & Sewerage Revenue (RB)
   5.000%, 07/01/23.........................................  5,935    6,752,784
Columbia County School District (GO) (STAID WITHHLDG)
   5.000%, 04/01/20.........................................  1,700    1,726,707
DeKalb County Water & Sewerage Revenue (RB) Series B
   5.250%, 10/01/24.........................................  2,830    3,366,625
Georgia State (GO) Series A
   5.000%, 02/01/22.........................................  2,730    2,964,889
   5.000%, 07/01/26.........................................  1,340    1,660,796
   5.000%, 07/01/27.........................................  6,090    7,720,049
Georgia State (GO) Series C
   5.000%, 10/01/21.........................................  3,060    3,284,726
Georgia State (GO) Series C-1
   5.000%, 07/01/23......................................... 10,915   12,423,235
   5.000%, 07/01/26.........................................  9,200   11,402,480
Georgia State (GO) Series E
   5.000%, 12/01/25.........................................  3,960    4,838,882
   5.000%, 12/01/26.........................................  3,000    3,754,650
Georgia State (GO) Series F
   5.000%, 12/01/19.........................................  6,000    6,017,400
   5.000%, 07/01/26.........................................  5,335    6,612,199
   5.000%, 01/01/27.........................................  2,000    2,506,460
Georgia State (GO) Series I
   5.000%, 07/01/20.........................................    900      922,887

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                                        FACE
                                                                       AMOUNT^   VALUE+
                                                                       ------- -----------
                                                                        (000)
                                                                       -------
GEORGIA -- (Continued)
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
   5.000%, 10/01/23...................................................  6,000  $ 6,883,560
Gwinnett County School District (GO)
   5.000%, 02/01/20...................................................  1,700    1,715,878
   5.000%, 02/01/20...................................................  1,585    1,599,804
   5.000%, 08/01/22...................................................  1,890    2,087,089
                                                                               -----------
TOTAL GEORGIA.........................................................          95,832,903
                                                                               -----------
HAWAII -- (2.6%)
City & County of Honolulu (GO) Series B
   5.000%, 08/01/20...................................................  1,470    1,511,645
   5.000%, 10/01/23...................................................    200      229,204
   5.000%, 10/01/24...................................................  6,870    8,109,142
   5.000%, 10/01/25...................................................  4,925    5,969,789
Hawaii State (GO) Series EA
   5.000%, 12/01/21...................................................    850      916,903
Hawaii State (GO) Series EE
   5.000%, 11/01/20...................................................    515      534,601
Hawaii State (GO) Series EF
   5.000%, 11/01/22...................................................  2,240    2,492,717
Hawaii State (GO) Series ET
   3.000%, 10/01/23...................................................  3,710    3,969,069
Hawaii State (GO) Series EZ
   5.000%, 10/01/21...................................................  6,080    6,518,125
Hawaii State (GO) Series FE
   5.000%, 10/01/23...................................................  2,000    2,292,040
Hawaii State (GO) Series FH
   5.000%, 10/01/25...................................................  1,640    1,987,910
Hawaii State (GO) Series FT
   5.000%, 01/01/27................................................... 10,000   12,454,800
Hawaii State (GO) Series FW
   5.000%, 01/01/26...................................................  5,000    6,092,500
                                                                               -----------
TOTAL HAWAII..........................................................          53,078,445
                                                                               -----------
KANSAS -- (1.3%)
City of Lenexa (GO) Series A
   5.000%, 09/01/21...................................................    525      561,787
City of Wichita (GO) Series A
   5.000%, 12/01/19...................................................  3,000    3,008,670
Johnson County (GO) Series B
   3.000%, 09/01/22...................................................  2,260    2,372,119
Johnson County Unified School District No. 229 Blue Valley (GO)
  Series B
   5.000%, 10/01/23...................................................    445      510,344

                                                                        FACE
                                                                       AMOUNT^   VALUE+
                                                                       ------- -----------
                                                                        (000)
                                                                       -------
KANSAS -- (Continued)
Johnson County Unified School District No. 232De Soto (GO) Series A
   5.000%, 09/01/20...................................................  2,550  $ 2,630,554
Johnson County Unified School District No. 233 Olathe (GO) Series B
   5.000%, 09/01/23...................................................  4,380    5,006,428
Kansas State Department of Transportation (RB) Series A
   5.000%, 09/01/21...................................................  3,250    3,477,110
   5.000%, 09/01/27...................................................  1,500    1,897,110
Kansas State Department of Transportation (RB) Series B
   5.000%, 09/01/20...................................................  3,000    3,095,010
Saline County Unified School District No. 305 Salina (GO)
   5.000%, 09/01/20...................................................  1,860    1,918,757
Sedgwick County Unified School District No. 260 Derby (GO)
   5.000%, 10/01/21...................................................  1,325    1,420,744
                                                                               -----------
TOTAL KANSAS..........................................................          25,898,633
                                                                               -----------
KENTUCKY -- (1.2%)
Louisville Water Co. (RB)
   5.000%, 11/15/22...................................................  9,665   10,772,222
Louisville Water Co. (RB) Series A
   4.000%, 11/15/21...................................................  1,215    1,285,057
Louisville/Jefferson County Metropolitan Government (GO)
   5.000%, 12/01/19...................................................  1,250    1,253,587
Louisville/Jefferson County Metropolitan Government (GO) Series A
   5.000%, 12/01/20...................................................  5,155    5,366,974
   5.000%, 12/01/22...................................................  5,645    6,293,554
                                                                               -----------
TOTAL KENTUCKY........................................................          24,971,394
                                                                               -----------
LOUISIANA -- (1.2%)
Louisiana State (GO) Series A
   5.000%, 11/15/19...................................................  4,500    4,505,130
   5.000%, 02/01/24...................................................  2,000    2,303,000
Louisiana State (GO) Series C
   5.000%, 07/15/22................................................... 12,765   14,050,180

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
                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
                                                                        -------
LOUISIANA -- (Continued)
Louisiana State (GO) Series D-1
    5.000%, 12/01/20.................................................    4,065  $ 4,227,682
                                                                                -----------
TOTAL LOUISIANA......................................................            25,085,992
                                                                                -----------
MAINE -- (0.3%)
Maine State (GO) Series B
    5.000%, 06/01/20.................................................    3,000    3,066,150
    5.000%, 06/01/27.................................................    2,000    2,519,080
                                                                                -----------
TOTAL MAINE..........................................................             5,585,230
                                                                                -----------
MARYLAND -- (9.5%)
Anne County Arundel (GO)
    5.000%, 04/01/22.................................................    2,475    2,702,081
    5.000%, 04/01/23.................................................    1,165    1,314,516
Baltimore County (GO)
    5.000%, 08/01/21.................................................    1,980    2,112,462
    5.000%, 02/01/22.................................................    2,100    2,279,697
    5.000%, 08/01/22.................................................      400      441,600
    3.000%, 11/01/24.................................................    1,000    1,086,110
    5.000%, 03/01/27.................................................    5,000    6,266,600
    5.000%, 11/01/27.................................................    2,175    2,766,274
    5.000%, 03/01/28.................................................    4,000    5,124,040
Baltimore County (GO) Series B
    5.000%, 08/01/24.................................................    5,800    6,812,970
Carroll County (GO)
    5.000%, 11/01/19.................................................    2,300    2,300,000
    5.000%, 11/01/20.................................................    5,450    5,658,517
City of Baltimore (GO) Series B
    5.000%, 10/15/21.................................................    2,500    2,685,800
    5.000%, 10/15/22.................................................    8,060    8,951,355
    5.000%, 10/15/23.................................................    2,640    3,026,971
Frederick County (GO) Series A
    5.000%, 08/01/27.................................................    4,725    5,977,031
Howard County (GO) Series A
    5.000%, 02/15/28.................................................    1,220    1,561,319
Howard County (GO) Series D
    5.000%, 02/15/24.................................................    5,140    5,955,615
Maryland State (GO)
    5.000%, 06/01/23.................................................    5,000    5,671,950
Maryland State (GO) Series A
    5.000%, 03/15/26.................................................    8,155   10,002,434
    5.000%, 08/01/27.................................................    5,000    6,324,900
Maryland State (GO) Series B
    5.000%, 08/01/26.................................................   10,000   12,374,600
    5.000%, 08/01/27.................................................    5,945    7,520,306
    5.000%, 08/01/28.................................................    4,000    5,168,880
Maryland State (GO) Series C
    5.000%, 08/01/20.................................................    7,250    7,460,613

                                                                         FACE
                                                                        AMOUNT^    VALUE+
                                                                        ------- ------------
                                                                         (000)
                                                                        -------
MARYLAND -- (Continued)
    5.000%, 08/01/22.................................................    1,500  $  1,656,000
Montgomery County (GO) Series A
    5.000%, 11/01/27.................................................    2,500     3,179,625
Montgomery County (GO) Series C
    5.000%, 10/01/27.................................................    8,500    10,791,345
Montgomery County (GO) Series D
    3.000%, 11/01/23.................................................    4,000     4,283,320
    4.000%, 11/01/26.................................................    9,500    11,183,875
Prince County George's (GO) Series A
    4.000%, 07/01/26.................................................    2,000     2,341,620
    3.000%, 09/15/27.................................................   10,950    12,090,114
Prince County George's (GO) Series B
    4.000%, 03/01/22.................................................    2,480     2,643,134
Prince County George's (GO) Series C
    5.000%, 08/01/20.................................................    3,450     3,548,015
Queen County Anne's (GO)
    5.000%, 11/15/19.................................................    1,805     1,807,130
University System of Maryland (RB) Series B
    5.000%, 04/01/20.................................................    4,355     4,423,591
University System of Maryland (RB) Series C
    4.000%, 04/01/23.................................................   10,515    11,502,990
Worcester County (GO) Series B
    4.000%, 08/01/21.................................................    2,000     2,098,700
                                                                                ------------
TOTAL MARYLAND.......................................................            193,096,100
                                                                                ------------
MASSACHUSETTS -- (4.1%)
City of Boston (GO) Series A
    5.000%, 03/01/20.................................................    3,270     3,311,202
    5.000%, 03/01/28.................................................    6,800     8,747,860
City of Boston (GO) Series B
    4.000%, 01/01/23.................................................    1,795     1,954,073
    5.000%, 04/01/24.................................................    3,000     3,493,620
City of Cambridge (GO)
    3.000%, 02/15/20.................................................    2,070     2,081,137
City of Springfield (GO) (ST AID WITHHLDG) Series C
    4.000%, 08/01/23.................................................      150       165,237
City of Woburn (GO)
    4.000%, 09/01/22.................................................      350       377,867
Commonwealth of Massachusetts (GO) Series B
    5.250%, 08/01/21.................................................    5,000     5,356,000

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
                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
                                                                        -------
MASSACHUSETTS -- (Continued)
    5.000%, 07/01/28.................................................    1,725  $ 2,218,764
    5.000%, 07/01/28.................................................    4,000    5,144,960
Commonwealth of Massachusetts (GO) Series C
    5.000%, 10/01/21.................................................    1,005    1,078,606
    5.000%, 04/01/23.................................................   10,000   11,276,300
    5.000%, 08/01/24.................................................    1,500    1,761,210
    5.000%, 04/01/26.................................................    4,000    4,908,640
Commonwealth of Massachusetts (GO) Series E
    5.000%, 11/01/27.................................................    9,000   11,423,340
Commonwealth of Massachusetts (GO) (AGM) Series B
    5.250%, 09/01/24.................................................    3,700    4,398,116
Commonwealth of Massachusetts (GO) (AMBAC) Series C
    5.500%, 12/01/23.................................................    3,500    4,099,690
Massachusetts Bay Transportation Authority (RB) (NATL) Series B
    5.500%, 07/01/24.................................................    3,020    3,610,018
Massachusetts Water Resources Authority (RB) Series A
    5.000%, 08/01/22.................................................    3,000    3,311,130
Massachusetts Water Resources Authority (RB) (AGM) Series B
    5.250%, 08/01/28.................................................    1,000    1,307,900
Town of Nantucket (GO)
    3.000%, 10/01/22.................................................    1,115    1,172,177
Town of Wilmington (GO)
    5.000%, 03/15/20.................................................    1,665    1,688,676
                                                                                -----------
TOTAL MASSACHUSETTS..................................................            82,886,523
                                                                                -----------
MICHIGAN -- (0.2%)
Kentwood Public Schools (GO)
    4.000%, 05/01/22.................................................      500      533,380
Michigan State (GO) Series A
    5.000%, 05/01/25.................................................    2,000    2,400,300
Michigan State Comprehensive Transportation Revenue (RB) (AGM)
    5.250%, 05/15/21.................................................    1,000    1,062,810

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
                                                                        -------
MICHIGAN -- (Continued)
University of Michigan (RB) Series A
    4.000%, 04/01/23.................................................    1,000  $ 1,096,070
                                                                                -----------
TOTAL MICHIGAN.......................................................             5,092,560
                                                                                -----------
MINNESOTA -- (4.0%)
Bloomington Independent School District No. 271 (GO) (SD CRED PROG)
  Series A
    5.000%, 02/01/20.................................................    1,150    1,160,603
City of Saint Cloud (GO) Series B
    5.000%, 02/01/21.................................................    1,275    1,334,351
Dakota County Community Development Agency (RB) (CNTY GTD) Series B
    5.000%, 01/01/23.................................................      800      895,112
Elk River Independent School District No. 728 (GO) (SD CRED PROG)
  Series A
    5.000%, 02/01/21.................................................    5,000    5,234,650
Hennepin County (GO) Series C
    5.000%, 12/01/26.................................................    4,070    5,071,993
    5.000%, 12/01/27.................................................    5,800    7,390,070
Lakeville Independent School District No. 194 (GO) (SD CRED PROG)
  Series D
    5.000%, 02/01/22.................................................    4,000    4,337,640
Metropolitan Council (GO) Series B
    5.000%, 03/01/23.................................................    2,015    2,268,185
Metropolitan Council (GO) Series C
    5.000%, 03/01/26.................................................      700      858,263
Minnesota State (GO) Series A
    5.000%, 10/01/20.................................................    4,390    4,543,474
    5.000%, 08/01/22.................................................    3,000    3,312,840
    5.000%, 08/01/27.................................................    5,000    6,333,300
    5.000%, 08/01/28.................................................    6,130    7,932,956
Minnesota State (GO) Series B
    5.000%, 08/01/20.................................................    5,460    5,615,938
    5.000%, 10/01/21.................................................    4,660    5,001,298
Minnesota State (GO) Series F
    5.000%, 10/01/21.................................................   12,025   12,905,711

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
                                                                          FACE
                                                                         AMOUNT^   VALUE+
                                                                         ------- -----------
                                                                          (000)
MINNESOTA -- (Continued)
Minnesota State (GO) Series K
      5.000%, 11/01/19..................................................  3,680  $ 3,680,000
Morris Area Schools Independent School District No. 2769 (GO) (SD
  CRED PROG) Series A
      4.000%, 02/01/24..................................................  1,125    1,250,167
Rochester Independent School District No. 535 (GO) (SD CRED PROG)
  Series A
      3.000%, 02/01/22..................................................  1,240    1,289,414
Saint Paul Public Library Agency (GO) Series C
      5.000%, 03/01/20..................................................    250      253,133
                                                                                 -----------
TOTAL MINNESOTA.........................................................          80,669,098
                                                                                 -----------
MISSISSIPPI -- (1.0%)
Mississippi State (GO) Series A
      5.000%, 10/01/27..................................................  9,110   11,534,627
Mississippi State (GO) Series F
      5.000%, 11/01/21..................................................  7,750    8,339,000
                                                                                 -----------
TOTAL MISSISSIPPI.......................................................          19,873,627
                                                                                 -----------
MISSOURI -- (1.3%)
Cass County Reorganized School District No. R-2 (GO) (ST AID DIR DEP)
      5.000%, 03/01/21..................................................  1,000    1,050,190
City of Belton (GO) Series C
      5.000%, 03/01/27..................................................  2,150    2,675,976
City of Kansas City (GO) Series A
      4.000%, 02/01/22..................................................  1,150    1,222,232
      5.000%, 02/01/23..................................................  3,955    4,434,504
Columbia School District (GO) Series B
      5.000%, 03/01/23..................................................  1,120    1,258,779
      5.000%, 03/01/24..................................................  4,100    4,751,326
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
      4.000%, 03/01/23..................................................  5,335    5,818,991
Saint Louis County Reorganized School District No R-6 (GO)
      5.000%, 02/01/26..................................................  2,000    2,444,560

                                                                       FACE
                                                                      AMOUNT^   VALUE+
                                                                      ------- -----------
                                                                       (000)
MISSOURI -- (Continued)
St. Charles Community College (GO)
    3.000%, 02/15/20.................................................  2,245  $ 2,256,764
                                                                              -----------
TOTAL MISSOURI.......................................................          25,913,322
                                                                              -----------
MONTANA -- (0.0%)
City & County of Butte-Silver Bow (GO)
    4.000%, 07/01/21.................................................    615      643,493
                                                                              -----------
NEBRASKA -- (0.5%)
City of Omaha (GO) Series B
    3.000%, 11/15/22.................................................  1,665    1,755,809
Douglas County School District No. 17 (GO)
    4.000%, 12/15/26.................................................  2,260    2,664,382
Lancaster County School District 001 (GO)
    5.000%, 01/15/21.................................................  2,470    2,582,088
Metropolitan Utilities District of Omaha (RB)
    5.000%, 12/01/20.................................................  1,000    1,040,900
Omaha School District (GO)
    4.000%, 12/15/19.................................................  1,365    1,369,341
                                                                              -----------
TOTAL NEBRASKA.......................................................           9,412,520
                                                                              -----------
NEVADA -- (0.2%)
City of Henderson NV (GO)
    5.000%, 06/01/21.................................................    490      519,434
Clark County (GO) Series A
    5.000%, 07/01/25.................................................  2,700    3,243,996
                                                                              -----------
TOTAL NEVADA.........................................................           3,763,430
                                                                              -----------
NEW HAMPSHIRE -- (0.5%)
City of Nashua (GO)
    4.000%, 07/15/20.................................................  2,720    2,774,210
New Hampshire State (GO) Series A
    5.000%, 03/01/23.................................................  5,910    6,646,445
                                                                              -----------
TOTAL NEW HAMPSHIRE..................................................           9,420,655
                                                                              -----------
NEW JERSEY -- (1.2%)
City of Hoboken (GO)
    3.000%, 02/01/26.................................................  2,945    3,197,593
    3.000%, 02/01/27.................................................  3,035    3,309,121
    3.000%, 02/01/28.................................................  4,560    4,986,041
Essex County (GO) Series A
    5.000%, 08/01/20.................................................  1,000    1,028,560
Montville Township (GO)
    3.000%, 10/01/25.................................................    505      553,899

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
                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
                                                                        -------
NEW JERSEY -- (Continued)
Morris County (GO)
     4.000%, 10/15/20..................................................  2,390  $ 2,454,673
Princeton Regional School District (GO) (STAID WITHHLDG)
     1.750%, 02/01/22..................................................  1,095    1,109,180
South Orange & Maplewood School District (GO) (SCH BD RES FD)
     3.000%, 03/01/22..................................................    350      364,605
Township of Livingston (GO)
     3.000%, 01/15/21..................................................    350      357,714
Township of Parsippany-Troy Hills (GO) Series ABCD
     2.000%, 09/15/22..................................................  4,100    4,179,335
Union County (GO) (ETM) Series B
     3.000%, 03/01/22..................................................     45       46,778
Union County (GO) Series B
     3.000%, 03/01/22..................................................  2,315    2,409,429
                                                                                -----------
TOTAL NEW JERSEY                                                                 23,996,928
                                                                                -----------
NEW MEXICO -- (1.1%)
City of Albuquerque (GO) Series A
     5.000%, 07/01/24..................................................  1,300    1,522,027
Farmington Municipal School District No. 5 (GO) (STAID WITHHLDG)
     4.000%, 09/01/20..................................................    945      966,877
Las Cruces School District No. 2 (GO) (ST AID WITHHLDG) Series A
     4.000%, 08/01/20..................................................    125      127,602
New Mexico State (GO)
     5.000%, 03/01/23..................................................  5,000    5,619,550
New Mexico State Severance Tax Permanent Fund (RB) Series A
     5.000%, 07/01/27..................................................  2,000    2,510,480
New Mexico State Severance Tax Permanent Fund (RB) Series B
     4.000%, 07/01/20..................................................  4,100    4,176,629
Santa Fe County (GO)
     5.000%, 07/01/22..................................................  1,000    1,101,220
Santa Fe Public School District (GO) (ST AID WITHHLDG)
     5.000%, 08/01/20..................................................  3,270    3,362,149

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
                                                                        -------
NEW MEXICO -- (Continued)
     5.000%, 08/01/24..................................................  2,000  $ 2,343,240
                                                                                -----------
TOTAL NEW MEXICO                                                                 21,729,774
                                                                                -----------
NEW YORK -- (5.5%)
City of New York (GO) Series A
     5.000%, 08/01/24..................................................  3,860    4,524,422
     5.000%, 08/01/26..................................................  7,015    8,634,974
City of New York (GO) Series B
     5.000%, 08/01/21..................................................    450      479,700
     5.000%, 08/01/22..................................................    600      662,058
     5.000%, 12/01/22..................................................  2,240    2,498,810
City of New York (GO) Series C
     5.000%, 08/01/20..................................................  5,625    5,785,650
     5.000%, 08/01/22..................................................  1,500    1,655,145
City of New York (GO) Series D
     5.000%, 08/01/22..................................................  1,055    1,164,119
City of New York (GO) Series E
     5.000%, 08/01/21..................................................  3,975    4,237,350
     5.000%, 08/01/23..................................................  6,000    6,830,640
     5.000%, 08/01/23..................................................  3,725    4,240,689
     5.000%, 08/01/26..................................................  2,500    3,077,325
City of New York (GO) Series H
     5.000%, 08/01/22..................................................  1,000    1,103,430
Kingston City School District (GO) (ST AID WITHHLDG)
     3.000%, 06/01/26..................................................  2,000    2,186,320
New York State Dormitory Authority (RB) Series A
     3.000%, 07/01/20..................................................  1,615    1,636,657
     5.000%, 12/15/22.................................................. 10,000   11,179,500
     5.000%, 03/15/23..................................................    200      225,632
     5.000%, 02/15/25..................................................  4,055    4,837,939
New York State Dormitory Authority (RB) Series B
     5.000%, 02/15/22.................................................. 10,200   11,090,256
     5.000%, 02/15/24..................................................  4,900    5,684,490
New York State Dormitory Authority (RB) Series C
     5.000%, 03/15/27..................................................  1,265    1,589,093
New York State Dormitory Authority (RB) Series D
     5.000%, 02/15/24..................................................  9,950   11,542,995
New York State Dormitory Authority (RB) Series E
     5.000%, 03/15/21..................................................  2,000    2,104,720
     5.000%, 03/15/28..................................................  2,505    3,212,036

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
                                                                       FACE
                                                                      AMOUNT^    VALUE+
                                                                      ------- ------------
                                                                       (000)
                                                                      -------
NEW YORK -- (Continued)
New York State Urban Development Corp. (RB) Series A
    5.000%, 03/15/22.................................................  1,250  $  1,363,275
    5.000%, 03/15/25.................................................  3,440     4,115,891
Town of Cheektowaga (GO)
    5.000%, 07/15/23.................................................    300       342,462
Town of Huntington (GO)
    2.000%, 12/01/23.................................................    100       103,533
Triborough Bridge & Tunnel Authority (RB) Series B
    5.000%, 11/15/20.................................................  4,000     4,163,640
Triborough Bridge & Tunnel Authority (RB) Series C
    4.000%, 11/15/27.................................................  1,250     1,499,650
                                                                              ------------
TOTAL NEW YORK.......................................................          111,772,401
                                                                              ------------
NORTH CAROLINA -- (6.0%)
City of Greensboro (GO) Series B
    5.000%, 10/01/27.................................................  4,430     5,650,864
City of Raleigh (GO) Series A
    5.000%, 09/01/22.................................................  2,685     2,974,792
Forsyth County (GO)
    4.000%, 12/01/21.................................................  3,500     3,707,025
Guilford County (GO)
    5.000%, 03/01/24.................................................  2,300     2,671,703
Guilford County (GO) Series A
    5.000%, 02/01/22.................................................  1,800     1,954,026
Guilford County (GO) Series B
    5.000%, 05/01/24.................................................  5,000     5,837,350
Johnston County (GO)
    4.000%, 02/01/20.................................................  3,735     3,760,921
Johnston County (GO) Series A
    5.000%, 02/01/21.................................................  2,995     3,138,221
Moore County (GO)
    5.000%, 06/01/22.................................................  2,740     3,005,287
New Hanover County (GO)
    5.000%, 02/01/23.................................................    250       280,737
North Carolina Eastern Municipal Power Agency (RB) (NATL-IBC) (ETM)
  Series B
    6.000%, 01/01/22.................................................  9,700    10,693,280
North Carolina State (GO) Series A
    5.000%, 06/01/24.................................................  4,800     5,620,128
    5.000%, 06/01/25.................................................  5,000     6,026,700
    5.000%, 06/01/26.................................................  5,000     6,184,750
    5.000%, 06/01/28.................................................  5,035     6,512,168

                                                                       FACE
                                                                      AMOUNT^    VALUE+
                                                                      ------- ------------
                                                                       (000)
                                                                      -------
NORTH CAROLINA -- (Continued)
North Carolina State (GO) Series B
    5.000%, 06/01/25................................................. 10,545  $ 12,710,310
North Carolina State (GO) Series C
    5.000%, 05/01/20.................................................  3,270     3,332,359
    4.000%, 05/01/22.................................................  3,000     3,211,770
North Carolina State (GO) Series D
    4.000%, 06/01/23.................................................  8,700     9,568,608
Wake County (GO)
    5.000%, 09/01/21.................................................  1,450     1,551,326
Wake County (GO) Series A
    5.000%, 03/01/28.................................................  2,000     2,569,260
Wake County (GO) Series B
    5.000%, 03/01/24................................................. 10,000    11,616,100
    5.000%, 03/01/25.................................................  5,000     5,978,300
Wake County (GO) Series C
    5.000%, 03/01/24.................................................  3,000     3,484,830
                                                                              ------------
TOTAL NORTH CAROLINA.................................................          122,040,815
                                                                              ------------
OHIO -- (5.2%)
City of Cincinnati (GO) Series A
    4.000%, 12/01/21.................................................  2,645     2,800,314
City of Cincinnati (GO) Series C
    5.000%, 12/01/19.................................................  2,955     2,963,510
City of Columbus (GO) Series 1
    5.000%, 07/01/22.................................................  4,100     4,510,492
    5.000%, 07/01/26.................................................  4,260     5,255,349
City of Columbus (GO) Series 2017-1
    4.000%, 04/01/27.................................................  3,690     4,357,189
City of Columbus (GO) Series A
    2.000%, 08/15/20.................................................  3,285     3,306,615
    3.000%, 07/01/21.................................................    470       484,236
    4.000%, 04/01/22.................................................  2,000     2,134,640
    3.000%, 07/01/22.................................................    700       733,544
    2.000%, 08/15/22.................................................  6,160     6,299,955
    5.000%, 04/01/23.................................................    750       845,723
    4.000%, 07/01/23.................................................  4,995     5,501,044
    4.000%, 04/01/27.................................................  8,800    10,391,128
City of Columbus (GO) Series A
    4.000%, 04/01/24.................................................  4,000     4,479,440
Hamilton County Sewer System Revenue (RB) Series A
    5.000%, 12/01/21.................................................    200       215,792

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CONTINUED

                                                                               FACE
                                                                              AMOUNT^    VALUE+
                                                                              ------- ------------
                                                                               (000)
                                                                              -------
OHIO -- (Continued)
Ohio Higher Educational Facility Commission (RB)
(Currency)  5.250%, 07/01/44 (Pre- refunded @ $100, 7/1/20)..................  1,875  $  1,924,744
Ohio State (GO) Series A
            3.000%, 02/01/22.................................................    500       520,715
            5.000%, 08/01/22.................................................  4,005     4,421,520
            5.000%, 08/01/22.................................................  3,000     3,312,000
            5.000%, 09/15/22.................................................    250       277,118
            5.000%, 09/15/22.................................................    500       554,235
            5.000%, 09/01/25.................................................  5,550     6,736,479
Ohio State (GO) Series B
            5.000%, 08/01/20.................................................  3,020     3,106,251
            5.000%, 06/15/21.................................................  1,500     1,592,805
            5.000%, 09/01/24.................................................  2,665     3,140,809
            5.000%, 09/01/27.................................................    625       789,931
            5.000%, 09/15/27.................................................  1,500     1,897,395
Ohio State (GO) Series C
            5.000%, 09/15/21.................................................  1,000     1,071,550
            5.000%, 09/15/21.................................................  4,500     4,821,975
            5.000%, 08/01/27.................................................  6,880     8,680,014
Ohio State (GO) Series U
            5.000%, 05/01/28.................................................  4,325     5,552,003
Upper Arlington City School District (GO) Series A
            5.000%, 12/01/27.................................................  3,190     4,058,956
                                                                                      ------------
TOTAL OHIO...................................................................          106,737,471
                                                                                      ------------
OKLAHOMA -- (0.0%)
City of Oklahoma City (GO)
            4.000%, 03/01/23.................................................  1,000     1,092,430
                                                                                      ------------
OREGON -- (2.2%)
City of Portland (GO) Series B
            4.000%, 06/01/20.................................................    935       950,381
City of Portland Sewer System Revenue (RB) Series A
            5.000%, 06/15/26.................................................  1,550     1,905,756
City of Portland Water System Revenue (RB) Series A
            5.000%, 04/01/21.................................................  8,000     8,432,400
City of Salem (GO)
            5.000%, 06/01/25.................................................    530       638,512
Clackamas County School District No. 46 Oregon Trail (GO) (SCH BD GTY)
            5.000%, 06/15/22.................................................  1,215     1,335,674

                                                                       FACE
                                                                      AMOUNT^   VALUE+
                                                                      ------- -----------
                                                                       (000)
                                                                      -------
OREGON -- (Continued)
Deschutes County Administrative School District No. 1 Bend-La Pine
  (GO) (SCH BD GTY)
    5.000%, 06/15/27.................................................  4,680  $ 5,891,933
Lane County School District No. 4J Eugene (GO) (SCH BD GTY) Series A
    5.000%, 06/15/23.................................................  3,355    3,811,884
Oregon State (GO) Series A
    5.000%, 05/01/21.................................................    200      211,416
Oregon State (GO) Series G
    5.000%, 12/01/24.................................................  2,290    2,716,055
Oregon State (GO) Series H
    5.000%, 05/01/25.................................................  2,420    2,902,935
Oregon State Department of Transportation (RB) Series B
    5.000%, 11/15/26.................................................  3,500    4,359,810
Washington & Multnomah Counties School District No 48J Beaverton
  (GO) (SCH BD GTY) Series C
    5.000%, 06/15/27.................................................  2,390    3,008,914
Washington County (GO)
    5.000%, 03/01/24.................................................  2,400    2,787,864
    5.000%, 03/01/25.................................................  5,100    6,094,959
    5.000%, 03/01/26.................................................    300      367,623
                                                                              -----------
TOTAL OREGON.........................................................          45,416,116
                                                                              -----------
PENNSYLVANIA -- (1.7%)
Commonwealth of Pennsylvania (GO)
    5.000%, 07/15/22................................................. 12,820   14,107,128
Commonwealth of Pennsylvania (GO) Series 1
    5.000%, 04/01/22................................................. 11,260   12,270,585
Commonwealth of Pennsylvania (GO) Series REF
    5.000%, 07/01/22.................................................  2,000    2,198,020
Montgomery County (GO)
    5.000%, 05/01/23.................................................  5,255    5,947,346
West View Municipal Authority Water Revenue (RB)
    4.000%, 11/15/20.................................................  1,100    1,132,252
                                                                              -----------
TOTAL PENNSYLVANIA...................................................          35,655,331
                                                                              -----------

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
                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- ----------
                                                                         (000)
                                                                        -------
RHODE ISLAND -- (0.4%)
Rhode Island State (GO) Series A
    5.000%, 08/01/22.................................................    1,605  $1,771,005
Rhode Island State (GO) Series C
    5.000%, 08/01/20.................................................    4,870   5,008,357
Rhode Island State (GO) Series D
    5.000%, 08/01/22.................................................      685     755,849
                                                                                ----------
TOTAL RHODE ISLAND...................................................            7,535,211
                                                                                ----------
SOUTH CAROLINA -- (2.8%)
Beaufort County (GO) (ST AID WITHHLDG) Series C
    5.000%, 03/01/22.................................................    3,485   3,790,635
Berkeley County School District (GO) (SCSDE) Series B
    5.000%, 03/01/22.................................................    4,120   4,481,324
Charleston County (GO)
    5.000%, 11/01/23.................................................    1,000   1,149,430
Charleston County (GO) Series A
    5.000%, 11/01/22.................................................    4,780   5,320,761
Charleston County (GO) Series B
    5.000%, 11/01/23.................................................    3,560   4,091,971
Charleston County (GO) (ST AID WITHHLDG) Series C
    5.000%, 11/01/27.................................................    2,855   3,641,067
Charleston County School District (GO) (SCSDE) Series A
    5.000%, 02/01/21.................................................    2,020   2,116,334
City of Charleston Waterworks & Sewer System Revenue (RB)
    5.000%, 01/01/20.................................................    1,805   1,816,011
City of North Charleston (GO) (ST AID WITHHLDG)
    5.000%, 06/01/21.................................................      385     407,318
Clemson University (RB)
    3.000%, 05/01/21.................................................      350     359,443
Dorchester County School District No. 2 (GO) (SCSDE) Series B
    5.000%, 03/01/25.................................................    1,430   1,704,102
Florence School District One (GO) (SCSDE)
    5.000%, 03/01/20.................................................    3,335   3,376,788
    5.000%, 03/01/21.................................................    3,170   3,331,258

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
                                                                        -------
SOUTH CAROLINA -- (Continued)
Richland County School District No. 1 (GO) (SCSDE) Series A
    5.000%, 03/01/20.................................................    5,480  $ 5,548,664
Richland County School District No. 2 (GO) (SCSDE) Series A
    5.000%, 02/01/21.................................................    2,085    2,184,434
South Carolina State (GO) (ST AID WITHHLDG) Series A
    5.000%, 10/01/23.................................................    5,500    6,309,930
South Carolina State (GO) (ST AID WITHHLDG) Series B
    4.000%, 08/01/26.................................................    1,405    1,653,221
York County (GO) (ST AID WITHHLDG)
    5.000%, 04/01/20.................................................    1,900    1,929,925
York County School District No. 1 (GO) (SCSDE)
    5.000%, 03/01/21.................................................    3,790    3,981,281
                                                                                -----------
TOTAL SOUTH CAROLINA.................................................            57,193,897
                                                                                -----------
TENNESSEE -- (4.4%)
City of Clarksville Water Sewer & Gas Revenue (RB)
    5.000%, 02/01/20.................................................    3,150    3,179,201
City of Maryville (GO) Series A
    5.000%, 06/01/22.................................................    1,865    2,043,574
City of Memphis (GO) Series A
    5.000%, 11/01/22.................................................    9,695   10,782,779
    5.000%, 04/01/25.................................................    1,945    2,322,077
City of Pigeon Forge (GO)
    4.000%, 06/01/21.................................................      670      698,750
Hamilton County (GO) Series A
    5.000%, 04/01/26.................................................    3,000    3,696,000
Hamilton County (GO) Series B
    3.000%, 03/01/22.................................................    4,550    4,743,056
Knox County (GO)
    5.000%, 06/01/20.................................................    2,585    2,642,309
    5.000%, 04/01/24.................................................    3,440    4,002,818
Maury County (GO)
    5.000%, 04/01/21.................................................    5,105    5,379,496

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
                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
                                                                        -------
TENNESSEE -- (Continued)
Metropolitan Government of Nashville & Davidson County (GO)
    5.000%, 07/01/22.................................................    1,000  $ 1,100,120
    5.000%, 01/01/26.................................................    5,840    7,116,040
    5.000%, 07/01/27.................................................    3,510    4,426,180
    4.000%, 07/01/28.................................................   10,000   12,016,200
Metropolitan Government of Nashville & Davidson County (GO) Series A
    5.000%, 01/01/20.................................................    1,100    1,106,655
    5.000%, 01/01/22.................................................    1,500    1,622,715
Putnam County (GO)
    4.000%, 04/01/23.................................................      975    1,066,611
Shelby County (GO) Series A
    5.000%, 04/01/20.................................................    7,000    7,110,250
Sumner County (GO)
    5.000%, 06/01/21.................................................      110      116,608
Tennessee State (GO) Series A
    5.000%, 02/01/27.................................................    7,720    9,687,596
Tennessee State (GO) Series B
    5.000%, 08/01/20.................................................    1,945    2,000,841
Town of Greeneville (GO)
    3.000%, 06/01/21.................................................    1,360    1,398,719
Williamson County (GO) Series A
    4.000%, 05/01/22.................................................      300      321,024
Wilson County (GO) Series B
    4.000%, 04/01/20.................................................    1,040    1,052,158
                                                                                -----------
TOTAL TENNESSEE......................................................            89,631,777
                                                                                -----------
TEXAS -- (12.2%)
Aldine Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/25.................................................    4,750    5,642,715
Austin Independent School District (GO) (PSF-GTD)
    5.000%, 08/01/20.................................................      350      359,944
City of Arlington (GO) Series A
    3.000%, 08/15/20.................................................    1,700    1,724,752
City of Austin (GO)
    5.000%, 09/01/20.................................................    1,655    1,707,414
City of Dallas (GO)
    5.000%, 02/15/21.................................................    9,505    9,969,890
City of Denton (GO)
    4.000%, 02/15/22.................................................    2,510    2,667,954
City of Fort Worth (GO) Series A
    5.000%, 03/01/25.................................................    5,000    5,935,700

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- ----------
                                                                         (000)
                                                                        -------
TEXAS -- (Continued)
City of Houston (GO) Series A
    5.000%, 03/01/21.................................................    3,100  $3,256,023
    5.000%, 03/01/22.................................................    5,890   6,393,772
City of Lubbock (GO)
    5.000%, 02/15/23.................................................    1,000   1,120,930
City of Richardson (GO)
    5.000%, 02/15/27.................................................    1,715   2,128,435
City of San Antonio Electric & Gas Systems Revenue (RB) (ETM)
    5.000%, 02/01/21.................................................      720     753,883
City of San Antonio Electric & Gas Systems Revenue (RB)
    5.000%, 02/01/21.................................................    3,000   3,140,400
City of Southlake (GO)
    3.000%, 02/15/23.................................................    1,510   1,594,802
Clear Creek Independent School District (GO) (PSF-GTD) Series A
    5.000%, 02/15/25.................................................    2,175   2,583,769
Conroe Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/26.................................................    2,260   2,752,680
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/21.................................................    3,500   3,670,730
Dallas Area Rapid Transit (RB) Series B
    5.000%, 12/01/21.................................................    2,545   2,744,859
El Paso Independent School District (GO) (PSF-GTD)
    5.000%, 08/15/24.................................................      500     586,975
Galveston County (GO)
    5.000%, 02/01/22.................................................    1,000   1,082,790
Grayson County (GO)
    5.000%, 01/01/21.................................................    1,990   2,078,117
Hays Consolidated Independent School District (GO) (PSF-GTD)
    5.000%, 08/15/23.................................................    1,355   1,542,302
Hidalgo County Drain District No. 1 (GO)
    5.000%, 09/01/22.................................................    1,000   1,103,810
Highland Park Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/20.................................................    1,790   1,809,260

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
                                                                          FACE
                                                                         AMOUNT^   VALUE+
                                                                         ------- ----------
                                                                          (000)
                                                                         -------
TEXAS -- (Continued)
Houston Higher Education Finance Corp. (RB) Series A
(Currency)  6.875%, 05/15/41 (Pre-refunded @ $100, 5/15/21)...........    3,225  $3,491,933
Houston Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/26..........................................    7,020   8,578,721
Humble Independent School District (GO) (PSF-GTD) Series A
            5.500%, 02/15/25..........................................    7,000   8,497,580
Katy Independent School District (GO) (PSF-GTD) Series A
            5.000%, 02/15/20..........................................    3,820   3,861,218
La Porte Independent School District (GO)
            5.000%, 02/15/21..........................................    1,700   1,783,147
Lake Travis Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/20..........................................    3,480   3,517,445
Mansfield Independent School District (GO)
            5.000%, 02/15/20..........................................    1,000   1,010,760
Mansfield Independent School District (GO) (PSF-GTD) Series A
            5.000%, 02/15/22..........................................      895     971,818
North Texas Municipal Water District Water System Revenue (RB)
            5.000%, 09/01/24..........................................    5,715   6,703,066
Northside Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/23..........................................    4,535   5,088,089
            5.000%, 08/15/25..........................................    1,880   2,263,934
Northside Independent School District (GO) (PSF-GTD) Series A
            4.000%, 08/15/24..........................................    5,215   5,875,636
Northwest Independent School District (GO) (PSF-GTD) Series A
            5.000%, 02/15/24..........................................    1,695   1,959,352
Permanent University Fund - Texas A&M University System (RB)
            5.000%, 07/01/23..........................................    3,500   3,976,875

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
                                                                        -------
TEXAS -- (Continued)
Permanent University Fund - University of Texas System (RB) Series B
    5.000%, 07/01/26.................................................    5,500  $ 6,788,980
Plano Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/24.................................................   11,000   12,730,520
San Antonio Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/20.................................................    4,100    4,144,116
    5.000%, 08/15/26.................................................    4,340    5,365,846
Spring Independent School District (GO) (BAM)
    5.000%, 08/15/24.................................................    4,985    5,852,141
Tarrant Regional Water District (RB)
    6.000%, 09/01/24.................................................    3,450    4,214,589
Texas A&M University (RB) Series B
    5.000%, 05/15/21.................................................    4,000    4,233,600
Texas State (GO)
    5.000%, 04/01/23.................................................   10,000   11,287,000
    5.000%, 10/01/23.................................................   15,345   17,598,260
    5.000%, 10/01/26.................................................    2,845    3,529,791
Texas State (GO) Series A
    5.000%, 04/01/25.................................................    1,000    1,197,920
Texas Transportation Commission State Highway Fund (RB)
    5.000%, 10/01/25.................................................   10,000   12,083,400
    5.250%, 04/01/26.................................................      300      370,461
    5.000%, 10/01/26.................................................    4,340    5,352,435
Texas Transportation Commission State Highway Fund (RB) Series A
    5.000%, 04/01/20.................................................    7,900    8,023,082
Trinity River Authority Central Regional Wastewater System Revenue
  (RB)
    5.000%, 08/01/27.................................................    3,150    3,958,384
University of Texas System (The) (RB) Series C
    5.000%, 08/15/24.................................................    1,850    2,175,563
University of Texas System (The) (RB) Series D
    5.000%, 08/15/26.................................................    2,000    2,474,200
University of Texas System (The) (RB) Series E
    5.000%, 08/15/26.................................................    4,835    5,981,378

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CONTINUED

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
                                                           -------
TEXAS -- (Continued)
University of Texas System (The) (RB) Series J
   5.000%, 08/15/25.......................................  2,500  $  3,024,475
   5.000%, 08/15/26.......................................  1,500     1,855,650
Via Metropolitan Transit (RB)
   5.000%, 07/15/20.......................................  2,495     2,561,641
                                                                   ------------
TOTAL TEXAS...............................................          248,734,912
                                                                   ------------
UTAH -- (2.5%)
North Davis County Sewer District (RB)
   3.000%, 03/01/21.......................................  2,135     2,187,628
Salt County Lake (GO)
   5.000%, 12/15/26.......................................  1,095     1,370,852
Utah State (GO)
   5.000%, 07/01/22....................................... 11,285    12,433,587
   5.000%, 07/01/24....................................... 12,350    14,502,111
   5.000%, 07/01/26.......................................  4,450     5,512,126
   5.000%, 07/01/27.......................................  4,435     5,614,710
   5.000%, 07/01/27.......................................  1,665     2,107,890
Washington County School District Board of Education/St
  George (GO) (SCH BD GTY)
   5.000%, 03/01/20.......................................  2,135     2,161,688
   5.000%, 03/01/22.......................................  4,465     4,857,652
                                                                   ------------
TOTAL UTAH................................................           50,748,244
                                                                   ------------
VERMONT -- (0.1%)
Vermont State (GO) Series B
   5.000%, 08/15/23.......................................  1,270     1,450,112
Vermont State (GO) Series C
   4.000%, 08/15/23.......................................    225       248,609
Vermont State (GO) Series F
   5.000%, 08/15/20.......................................  1,100     1,133,055
                                                                   ------------
TOTAL VERMONT.............................................            2,831,776
                                                                   ------------
VIRGINIA -- (3.8%)
Arlington County (GO)
   5.000%, 08/15/22.......................................  3,000     3,316,260
City of Alexandria (GO) (ST AID WITHHLDG) Series A
   5.000%, 07/15/27.......................................  3,160     4,011,936
City of Hampton (GO) (ST AID WITHHLDG) Series B
   5.000%, 09/01/21.......................................  3,000     3,211,920
   5.000%, 09/01/22.......................................  2,050     2,267,033
City of Lynchburg (GO)
   5.000%, 02/01/20.......................................  1,390     1,402,983

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
VIRGINIA -- (Continued)
City of Norfolk (GO) (ST AID WTHHLDG)
   5.000%, 08/01/28.........................................  2,405  $3,107,789
City of Richmond (GO) (ST AID WITHHLDG) Series A
   5.000%, 07/15/23.........................................  4,315   4,908,917
City of Richmond (GO) (ST AID WITHHLDG) Series B
   5.000%, 07/15/26.........................................  3,635   4,488,280
City of Richmond (GO) (ST AID WITHHLDG) Series D
   5.000%, 03/01/27.........................................  3,275   4,102,036
City of Richmond (GO) Series B
   5.000%, 07/15/25.........................................  5,350   6,454,240
City of Roanoke (GO) (ST AID WITHHLDG)
   4.000%, 04/01/20.........................................  1,000   1,011,810
City of Suffolk (GO) (ST AID WITHHLDG)
   5.000%, 02/01/23.........................................  2,000   2,245,200
City of Virginia Beach (GO) (ST AID WITHHLDG) Series A
   5.000%, 07/15/23.........................................  2,725   3,103,257
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
   5.000%, 07/15/25.........................................  1,000   1,208,240
Commonwealth of Virginia (GO) Series A
   5.000%, 06/01/24.........................................  2,250   2,635,537
   5.000%, 06/01/25.........................................    500     602,670
Commonwealth of Virginia (GO) Series B
   4.000%, 06/01/23.........................................  2,500   2,751,450
Fairfax County (GO) (ST AID WITHHLDG) Series A
   5.000%, 10/01/24.........................................  5,000   5,912,300
   5.000%, 10/01/26.........................................  1,000   1,246,680
   5.000%, 10/01/27.........................................  1,000   1,275,590
Henrico County (GO) (ST AID WITHHLDG)
   5.000%, 08/01/27.........................................  1,680   2,130,811
   5.000%, 08/01/28.........................................  2,905   3,748,380
Loudoun County (GO) (ST AID WITHHLDG) Series A
   5.000%, 12/01/22.........................................  4,000   4,467,280
Pittsylvania County (GO) (ST AID WITHHLDG)
   5.000%, 02/01/21.........................................    250     261,860

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
 VIRGINIA -- (Continued)
 University of Virginia (RB) Series B
    5.000%, 08/01/21.......................................  6,250  $ 6,671,500
 Virginia Resources Authority (RB) Series D
    5.000%, 11/01/20.......................................    745      773,273
                                                                    -----------
 TOTAL VIRGINIA............................................          77,317,232
                                                                    -----------
 WASHINGTON -- (7.1%)
 Benton County School District No. 400 Richland (GO) (SCH
   BD GTY)
    5.000%, 12/01/22.......................................  4,705    5,239,535
 City of Seattle (GO)
    5.000%, 12/01/19.......................................  1,500    1,504,350
 City of Seattle Drainage & Wastewater Revenue (RB)
    5.000%, 09/01/20.......................................  3,665    3,780,777
    5.000%, 07/01/27.......................................  8,400   10,606,512
 City of Seattle Municipal Light & Power Revenue (RB)
    5.000%, 09/01/20.......................................    350      361,085
 City of Seattle Municipal Light & Power Revenue (RB)
   Series A
    5.000%, 06/01/22.......................................    310      340,182
 City of Seattle Municipal Light & Power Revenue (RB)
   Series B
    5.000%, 02/01/23....................................... 12,040   13,502,619
 City of Seattle Water System Revenue (RB)
    5.000%, 09/01/22.......................................  6,000    6,640,500
 Clark County School District No. 119 Battleground (GO)
   (SCH BD GTY)
    4.000%, 12/01/21.......................................  1,000    1,057,420
    4.000%, 12/01/22.......................................  2,630    2,855,496
 King County (GO)
    5.000%, 01/01/21.......................................    425      443,917
 King County (GO) Series A
    5.000%, 06/01/28.......................................  3,555    4,564,833
    5.000%, 06/01/29.......................................  2,050    2,671,478
 King County (GO) Series E
    5.000%, 12/01/19.......................................  1,300    1,303,757
    5.000%, 12/01/25.......................................    955    1,163,820
 King County School District No. 400 Mercer Island (GO)
   (SCH BD GTY)
    5.000%, 12/01/22.......................................  1,145    1,278,026

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
 WASHINGTON -- (Continued)
 King County School District No. 403 Renton (GO) (SCH BD
   GTY)
    5.000%, 12/01/19........................................  1,150  $1,153,324
 King County School District No. 405 Bellevue (GO) (SCH BD
   GTY) Series B
    3.000%, 12/01/22........................................  6,105   6,448,284
 King County School District No. 411 Issaquah (GO) (SCH BD
   GTY)
    5.000%, 12/01/23........................................  3,500   4,027,275
 King County School District No. 412 Shoreline (GO) (SCH BD
   GTY)
    4.000%, 12/01/21........................................  1,000   1,058,050
 King County Sewer Revenue (RB) Series B
    5.000%, 07/01/22........................................  1,000   1,100,670
 Kitsap County (GO)
    5.000%, 06/01/21........................................    200     212,080
 North Thurston Public Schools (GO) (SCH BD GTY)
    5.000%, 12/01/20........................................  2,880   2,998,426
 Skagit County School District No. 103 Anacortes (GO) (SCH
   BD GTY)
    5.000%, 12/01/19........................................  1,925   1,930,486
    5.000%, 12/01/20........................................  2,245   2,336,574
 Snohomish County Public Utility District No. 1 (RB)
    5.000%, 12/01/19........................................  1,655   1,659,783
 Snohomish County School District No. 15 Edmonds (GO) (SCH
   BD GTY)
    5.000%, 12/01/20........................................  2,555   2,660,062
 Snohomish County School District No. 201 Snohomish (GO)
   (SCH BD GTY)
    5.000%, 12/01/25........................................  4,000   4,869,400
 Spokane County (GO)
    5.000%, 12/01/22........................................  1,025   1,142,434
 Tacoma Metropolitan Park District (GO) Series B
    5.000%, 12/01/21........................................    150     161,838
 Thurston County School District No. 111 Olympia (GO) (SCH
   BD GTY)
    5.000%, 12/01/21........................................    425     458,358
 University of Washington (RB) Series A
    5.000%, 07/01/22........................................  6,505   7,163,436

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
                                                           -------
 WASHINGTON -- (Continued)
 Washington State (GO) Series 2013A
    5.000%, 08/01/21......................................    225  $    240,012
 Washington State (GO) Series A
    5.000%, 08/01/23......................................    750       855,015
 Washington State (GO) Series B
    5.000%, 07/01/24......................................  1,200     1,405,548
    5.000%, 07/01/25......................................  1,500     1,806,765
 Washington State (GO) Series C
    5.000%, 02/01/23......................................  1,500     1,682,880
 Washington State (GO) Series D
    5.000%, 07/01/20......................................  5,000     5,127,150
    5.000%, 07/01/23......................................  3,800     4,320,676
    5.000%, 06/01/27......................................  3,000     3,766,380
 Washington State (GO) Series R-2012C
    4.000%, 07/01/21......................................  1,610     1,685,686
 Washington State (GO) Series R-2013A
    5.000%, 07/01/21......................................  7,000     7,443,730
 Washington State (GO) Series R-2015
    5.000%, 07/01/22......................................  3,720     4,096,538
 Washington State (GO) Series R-2015-C
    5.000%, 07/01/20......................................  2,000     2,050,860
 Washington State (GO) Series R-2015E
    5.000%, 07/01/21......................................  5,000     5,316,950
 Washington State (GO) Series R-2017A
    5.000%, 08/01/22......................................  4,000     4,417,120
 Washington State (GO) Series R-2018D
    5.000%, 08/01/25......................................  3,635     4,388,426
                                                                   ------------
 TOTAL WASHINGTON.........................................          145,298,523
                                                                   ------------

                                                          FACE
                                                         AMOUNT^     VALUE+
                                                         ------- --------------
                                                          (000)
                                                         -------
WEST VIRGINIA -- (0.0%)
Jefferson County Board of Education (GO) (WV BD COMM)
   4.000%, 05/01/20.....................................    130  $      131,830
WISCONSIN -- (1.0%)
City of Milwaukee (GO) Series N4
   5.000%, 04/01/27.....................................  2,000       2,492,220
City of Oshkosh (GO) Series B
   3.000%, 12/01/23.....................................    445         475,100
Oregon School District (GO)
   3.000%, 03/01/21.....................................    430         440,195
Sun Prairie Area School District (GO)
   4.000%, 03/01/20.....................................    570         575,210
Wisconsin State (GO)
   5.000%, 05/01/24.....................................  2,515       2,930,201
Wisconsin State (GO) Series 3
   5.000%, 11/01/22.....................................  3,110       3,457,947
Wisconsin State (GO) Series A
   5.000%, 05/01/23.....................................  8,515       9,621,184
                                                                 --------------
TOTAL WISCONSIN.........................................             19,992,057
                                                                 --------------
TOTAL MUNICIPAL BONDS...................................          2,037,007,545
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,981,742,694).................................         $2,037,007,545
                                                                 ==============

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                          ---------------------------------------------
                          LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                          ------- -------------- ------- --------------
        Municipal Bonds..   --    $2,037,007,545   --    $2,037,007,545
                            --    --------------   --    --------------
        TOTAL............   --    $2,037,007,545   --    $2,037,007,545
                            ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

              DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                 (000)
                                                                                -------
MUNICIPAL BONDS -- (99.6%)
CALIFORNIA -- (99.6%)
Alameda County Transportation Commission (RB)
            5.000%, 03/01/20.................................................    4,500  $ 4,559,220
Alhambra Unified School District (GO) Series A
            4.000%, 08/01/20.................................................      750      766,973
            4.000%, 08/01/20.................................................      585      598,239
Anaheim Housing & Public Improvements Authority (RB)
(Currency)  5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/21)..................    1,910    2,053,670
(Currency)  5.000%, 10/01/34 (Pre-refunded @ $100, 10/1/21)..................    3,225    3,467,585
Anaheim Union High School District (GO)
            5.000%, 08/01/20.................................................      600      617,130
Bay Area Toll Authority (RB)
(Currency)  5.000%, 10/01/42 (Pre-refunded @ $100, 10/1/20)..................   22,635   23,459,819
Bay Area Toll Authority (RB) Series F-2
            4.000%, 04/01/20.................................................   12,780   12,940,006
            4.000%, 04/01/21.................................................    1,500    1,564,485
Berkeley Unified School District (GO) Series D
            5.000%, 08/01/23.................................................      295      338,642
Beverly Hills Unified School District (GO) Series
            5.000%, 08/01/20.................................................   13,055   13,446,650
            5.000%, 08/01/21.................................................    9,700   10,382,104
California Educational Facilities Authority (RB) Series A
            4.000%, 11/01/19.................................................      850      850,000
California Municipal Finance Authority (RB)
(Currency)  6.000%, 01/01/42 (Pre-refunded @ $100, 1/1/22)...................    1,750    1,935,553
California State (GO)
            2.000%, 11/01/19.................................................    8,000    8,000,000
            4.000%, 11/01/19.................................................      225      225,000
            4.000%, 11/01/19.................................................    1,095    1,095,000

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                 (000)
                                                                                -------
CALIFORNIA -- (Continued)
     5.000%, 11/01/19........................................................    3,545  $ 3,545,000
     5.000%, 11/01/19........................................................    5,935    5,935,000
     5.000%, 02/01/20........................................................   13,120   13,243,590
     3.000%, 04/01/20........................................................    9,700    9,775,563
     5.000%, 04/01/20........................................................      325      330,174
     5.000%, 04/01/20........................................................    3,705    3,763,984
     5.000%, 04/01/20........................................................   15,000   15,238,800
     5.000%, 04/01/20........................................................   18,000   18,286,560
     5.000%, 08/01/20........................................................    7,440    7,654,718
     5.000%, 08/01/20........................................................    2,415    2,484,697
     5.000%, 09/01/20........................................................      700      722,463
     5.000%, 10/01/20........................................................    1,580    1,635,821
     5.000%, 10/01/20........................................................    3,410    3,530,475
     5.000%, 10/01/20........................................................    1,610    1,666,881
     5.000%, 10/01/20........................................................   11,000   11,388,630
     5.000%, 11/01/20........................................................    8,000    8,308,480
     5.000%, 02/01/21........................................................    1,575    1,651,120
     5.000%, 02/01/21........................................................      650      681,415
     5.000%, 04/01/21........................................................      795      838,550
     5.000%, 08/01/21........................................................    8,060    8,606,468
     5.000%, 08/01/21........................................................      510      544,578
     5.000%, 08/01/21........................................................    2,000    2,135,600
     5.000%, 08/01/21........................................................    7,065    7,544,007
     5.000%, 09/01/21........................................................    1,125    1,204,886
     5.000%, 09/01/21........................................................    2,645    2,832,821
     5.000%, 09/01/21........................................................    7,845    8,402,073
     5.000%, 09/01/21........................................................    6,070    6,501,031
     5.000%, 10/01/21........................................................   17,155   18,428,416
     5.000%, 12/01/21........................................................    2,000    2,162,220
     5.000%, 03/01/22........................................................    1,075    1,172,126
     5.000%, 04/01/22........................................................    1,800    1,968,300
     5.000%, 04/01/22........................................................    1,500    1,640,250
     5.000%, 08/01/22........................................................      785      868,210
     5.000%, 09/01/22........................................................    2,290    2,539,862
     5.250%, 09/01/22........................................................    5,750    6,417,287
     5.000%, 10/01/22........................................................   12,000   13,346,640
     5.250%, 10/01/22........................................................      500      559,680
California State (GO) Series B
     5.000%, 09/01/20........................................................    3,600    3,715,524
     5.000%, 09/01/21........................................................      840      899,648
     5.000%, 08/01/22........................................................    2,250    2,488,500
California State Department of Water Resources (RB)
     5.000%, 12/01/21........................................................    1,000    1,082,610
California State Department of Water Resources (RB) Series AS
     5.000%, 12/01/19........................................................    2,070    2,076,251
     5.000%, 12/01/22........................................................    3,355    3,762,129

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                 (000)
                                                                                -------
CALIFORNIA -- (Continued)
California State Department of Water Resources (RB) (ETM) Series AS
            5.000%, 12/01/22.................................................       35  $    39,206
California State Department of Water Resources Power Supply Revenue (RB)
  Series
            4.000%, 05/01/20.................................................    4,705    4,774,775
            5.000%, 05/01/20.................................................    3,000    3,059,160
California State Department of Water Resources Power Supply Revenue (RB)
  Series L
            5.000%, 05/01/20.................................................   17,945   18,298,875
(Currency)  5.000%, 05/01/22 (Pre-refunded @ $100, 5/1/20)...................    7,675    7,827,502
California State Department of Water Resources Power Supply Revenue (RB)
  Series O
            5.000%, 05/01/21.................................................   15,855   16,799,007
            5.000%, 05/01/22.................................................    3,280    3,600,423
California State Public Works Board (RB)
(Currency)  5.500%, 03/01/25 (Pre-refunded @ $100, 3/1/20)...................    2,020    2,050,118
(Currency)  6.125%, 11/01/29 (Pre-refunded @ $100, 11/1/19)..................    6,450    6,450,000
(Currency)  6.000%, 11/01/34 (Pre-refunded @ $100, 11/1/19)..................      865      865,000
(Currency)  6.375%, 11/01/34 (Pre-refunded @ $100, 11/1/19)..................    2,550    2,550,000
California State Public Works Board (RB) (ETM) Series F
            5.000%, 10/01/20.................................................    2,015    2,089,374
California State Public Works Board (RB) (ETM) Series H
            5.000%, 09/01/21.................................................    1,050    1,127,543
California State University (RB) Series A
            5.000%, 11/01/19.................................................    1,000    1,000,000
            5.000%, 11/01/19.................................................    1,000    1,000,000
            5.000%, 11/01/21.................................................    2,595    2,802,055

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                 (000)
                                                                                -------
CALIFORNIA -- (Continued)
California State University (RB) Series A-
            5.000%, 11/01/19.................................................    3,660  $ 3,660,000
California Statewide Communities Dev. Authority (RB) Series A
(Currency)  6.000%, 08/15/42 (Pre-refunded @ $100, 8/15/20)..................    5,500    5,714,940
Carlsbad Unified School District (GO) Series A
            4.000%, 08/01/20.................................................    2,000    2,045,260
            5.000%, 08/01/21.................................................    1,160    1,241,571
Cerritos Community College District (GO) Series
            4.000%, 08/01/20.................................................      425      434,618
            4.000%, 08/01/21.................................................    1,250    1,316,350
Chabot-Las Positas Community College District (GO)
            4.000%, 08/01/22.................................................    3,050    3,301,473
Chabot-Las Positas Community College District (GO) Series A
            4.000%, 08/01/20.................................................    1,275    1,303,853
Chico Unified School District (GO) Series
            4.000%, 08/01/21.................................................      625      658,175
City & County of San Francisco (GO)
            5.000%, 06/15/20.................................................    1,600    1,639,456
City & County of San Francisco (GO) Series
            5.000%, 06/15/20.................................................      750      768,495
            5.000%, 06/15/20.................................................    1,000    1,024,660
City & County of San Francisco (GO) Series R1
            5.000%, 06/15/20.................................................      965      988,797
            5.000%, 06/15/21.................................................      250      266,133
City of Berkeley (RN)
            2.000%, 07/22/20.................................................   15,000   15,091,650
City of Long Beach CA Harbor Revenue (RB) Series A
            5.000%, 12/15/20.................................................    3,995    4,171,539
City of Los Angeles (RN)
            5.000%, 06/25/20.................................................   30,375   31,153,815
City of Los Angeles (GO) Series A
            5.000%, 09/01/20.................................................    9,400    9,708,038
City of Los Angeles (GO) Series B
            5.000%, 09/01/21.................................................    4,700    5,046,202

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                 (000)
                                                                                -------
CALIFORNIA -- (Continued)
City of Los Angeles CA Solid Waste Resources Revenue (RB) Series A
            5.500%, 02/01/20.................................................    2,860  $ 2,891,489
City of Los Angeles Wastewater System Revenue (RB) Series B
            5.000%, 06/01/21.................................................    1,400    1,488,872
City of Pasadena Electric Revenue (RB) Series A
            5.000%, 06/01/22.................................................      385      424,135
City of San Francisco Public Utilities Commission Water Revenue (RB)
            5.000%, 11/01/19.................................................    5,920    5,920,000
            5.000%, 11/01/20.................................................    5,695    5,919,212
            5.000%, 11/01/20.................................................    1,070    1,112,126
            5.000%, 11/01/21.................................................    4,290    4,628,781
            4.000%, 11/01/22.................................................    3,000    3,263,460
            5.000%, 11/01/22.................................................    1,345    1,502,647
            5.000%, 11/01/23.................................................    1,835    2,119,315
(Currency)  5.000%, 11/01/27 (Pre-refunded @ $100, 11/1/21)..................    4,690    5,062,902
City of San Francisco Public Utilities Commission Water Revenue (RB) Series
(Currency)  5.000%, 11/01/26 (Pre-refunded @ $100, 11/1/20)..................    3,510    3,649,628
(Currency)  5.000%, 11/01/28 (Pre-refunded @ $100, 11/1/20)..................    6,200    6,446,636
(Currency)  5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/19)..................   10,625   10,625,000
(Currency)  5.125%, 11/01/39 (Pre-refunded @ $100, 11/1/19)..................   12,875   12,875,000
City of San Francisco Public Utilities Commission Water Revenue (RB) Series B
            5.000%, 11/01/19.................................................      275      275,000
City of Santa Rosa Wastewater Revenue (RB) Series A
            5.000%, 09/01/21.................................................    1,760    1,889,642
City of Torrance (RN)
            2.000%, 06/25/20.................................................   19,000   19,131,290

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                 (000)
                                                                                -------
CALIFORNIA -- (Continued)
City of Tulare Sewer Revenue (RB) (AGM)
    3.000%, 11/15/19.........................................................      200  $   200,118
Colton Joint Unified School District (GO) (AGM)
    4.000%, 08/01/20.........................................................    1,000    1,021,870
Conejo Valley Unified School District (GO) Series
    5.000%, 08/01/20.........................................................    1,000    1,030,000
Contra Costa Community College District (GO)
    5.000%, 08/01/21.........................................................    1,250    1,337,450
Contra Costa Community College District (GO) Series
    3.000%, 08/01/20.........................................................    9,515    9,660,199
    4.000%, 08/01/21.........................................................    4,000    4,210,920
County of Riverside (RN)
    5.000%, 06/30/20.........................................................   13,835   14,201,074
County of Santa Clara (GO) Series B
    5.000%, 08/01/21.........................................................    1,105    1,182,704
County of Santa Cruz (RN)
    4.000%, 07/01/20.........................................................   20,000   20,398,800
County of Ventura (RN)
    5.000%, 07/01/20.........................................................   43,120   44,259,662
Del Mar Union School District (GO)
    4.000%, 08/01/20.........................................................    4,250    4,345,540
Desert Community College District (GO)
    5.000%, 08/01/21.........................................................      665      711,763
Desert Sands Unified School District (GO)
    3.000%, 08/01/20.........................................................    1,250    1,269,075
    4.000%, 08/01/21.........................................................      450      473,886
East Bay Regional Park District (GO) Series A
    4.000%, 09/01/21.........................................................      210      221,676
East Bay Regional Park District (GO) Series A-
    5.000%, 09/01/20.........................................................      810      837,022
    5.000%, 09/01/20.........................................................    4,900    5,063,464
East Side Union High School District (GO)
    2.000%, 08/01/20.........................................................    1,055    1,063,313
El Monte Union High School District (GO)
    2.000%, 06/01/22.........................................................    1,080    1,108,177
El Rancho Unified School District (GO) (AGM)
    4.000%, 08/01/20.........................................................      780      797,651

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
CALIFORNIA -- (Continued)
El Segundo Unified School District (GO) Series
   5.000%, 08/01/20........................................  1,095  $ 1,127,850
   5.000%, 08/01/21........................................    600      642,192
Fontana Unified School District (GO)
   4.000%, 08/01/20........................................  3,620    3,701,921
   4.000%, 08/01/21........................................    530      558,132
Fremont Unified School District (GO) Series C
   5.000%, 08/01/20........................................ 13,340   13,740,200
Fremont Union High School District (GO)
   5.000%, 08/01/20........................................  1,000    1,030,000
Fremont Union High School District (GO) Series
   3.000%, 08/01/20........................................  3,505    3,558,486
Fresno Unified School District (GO) Series
   4.000%, 08/01/20........................................  4,000    4,090,520
   4.000%, 08/01/21........................................  1,165    1,226,838
Gavilan Joint Community College District (GO) Series A
   4.000%, 08/01/20........................................  2,100    2,147,523
   4.000%, 08/01/21........................................  1,500    1,579,620
Gilroy Unified School District (GO) (AGM)
   4.000%, 08/01/23........................................  1,900    2,111,432
Grossmont Union High School District (GO)
   4.000%, 08/01/20........................................  2,420    2,474,765
Kern Community College District (GO)
   4.000%, 08/01/20........................................  5,000    5,109,350
Livermore Valley Joint Unified School District (GO)
   5.000%, 08/01/20........................................    800      823,456
Long Beach Community College District (GO) Series
   4.000%, 08/01/20........................................  4,000    4,088,720
Long Beach Unified School District (GO) Series
   5.000%, 08/01/20........................................  7,375    7,588,949
Long Beach Unified School District (GO) Series B
   5.000%, 08/01/21........................................ 10,000   10,679,800
   5.000%, 08/01/22........................................ 10,000   11,062,900
Long Beach Unified School District (GO) Series F
   5.000%, 08/01/20........................................  2,200    2,263,822
   5.000%, 08/01/21........................................  5,145    5,494,757

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
                                                            -------
CALIFORNIA -- (Continued)
Los Altos Elementary School District (GO)
   4.000%, 08/01/21........................................  1,550  $ 1,632,274
Los Altos Elementary School District (RN) Series A
   2.000%, 06/30/20........................................  7,000    7,047,110
Los Angeles Community College District (GO)
   5.000%, 08/01/21........................................  2,890    3,091,664
Los Angeles Community College District (GO) Series A
   5.000%, 08/01/20........................................ 10,000   10,297,700
   5.000%, 08/01/21........................................  3,625    3,877,953
Los Angeles Community College District (GO) Series C
   5.000%, 08/01/20........................................  4,080    4,201,462
Los Angeles Community College District (GO) Series G
   5.000%, 08/01/23........................................  3,350    3,840,273
Los Angeles County Metropolitan Transportation Authority
  (RB) Series A
   5.000%, 06/01/20........................................  6,215    6,357,510
   5.000%, 07/01/20........................................ 12,985   13,325,726
   5.000%, 07/01/20........................................  3,005    3,083,851
   5.000%, 07/01/21........................................  9,000    9,599,760
   5.000%, 07/01/22........................................  1,765    1,952,496
Los Angeles County Metropolitan Transportation Authority
  (RB) Series C
   5.000%, 07/01/20........................................  5,460    5,603,270
   5.000%, 07/01/21........................................  1,400    1,493,296
Los Angeles Department of Water (RB) Series B
   4.000%, 07/01/20........................................    500      510,115
   5.000%, 07/01/20........................................  1,785    1,832,784
   4.000%, 07/01/21........................................    700      735,511
   5.000%, 07/01/21........................................  1,500    1,600,725
Los Angeles Department of Water & Power Power System
  Revenue (RB) Series A
   5.000%, 07/01/20........................................  1,050    1,078,046
   5.000%, 07/01/21........................................  1,750    1,867,215
   5.000%, 07/01/21........................................  2,000    2,133,960

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                 (000)
                                                                                -------
CALIFORNIA -- (Continued)
Los Angeles Department of Water & Power Power System Revenue (RB) Series D
            5.000%, 07/01/20.................................................    1,000  $ 1,026,710
            5.000%, 07/01/21.................................................      875      933,608
Los Angeles Unified School District (GO) Series A
            5.000%, 07/01/21.................................................    3,500    3,726,030
            5.000%, 07/01/23.................................................   20,000   22,748,200
Los Angeles Unified School District (GO) Series A-2
            5.000%, 07/01/21.................................................    4,625    4,923,682
Los Angeles Unified School District (GO) Series B
            5.000%, 07/01/22.................................................    1,350    1,486,647
Los Angeles Unified School District (GO) Series B-1
            5.000%, 07/01/20.................................................    1,740    1,784,840
Los Angeles Unified School District (GO) Series C
            5.000%, 07/01/20.................................................    1,895    1,943,834
            5.000%, 07/01/22.................................................    5,560    6,122,783
            5.000%, 07/01/23.................................................    2,000    2,274,820
Los County Angeles
            5.000%, 06/30/20.................................................   10,000   10,263,200
Los Rios Community College District (GO) Series
            4.000%, 08/01/20.................................................   15,735   16,091,083
            4.000%, 08/01/21.................................................    8,970    9,446,128
Los Rios Community College District (GO) Series A
(Currency)  4.750%, 08/01/32 (Pre- refunded @ $100, 8/1/20)..................    5,000    5,138,150
Los Rios Community College District (GO) Series F
            2.000%, 08/01/20.................................................    2,365    2,383,636
Manhattan Beach Unified School District (GO) Series A- MEASURE C
            5.000%, 09/01/20.................................................    1,575    1,627,542
Manhattan Beach Unified School District (GO) Series F
            4.000%, 09/01/21.................................................      500      527,800
Mill Valley School District (GO) Series A
(Currency)  4.250%, 08/01/34 (Pre- refunded @ $100, 8/1/20)..................    1,280    1,311,616

                                                                                  FACE
                                                                                 AMOUNT^   VALUE+
                                                                                 ------- ----------
                                                                                  (000)
                                                                                 -------
CALIFORNIA -- (Continued)
New Haven Unified School District (GO) (BAM) Series B
    5.000%, 08/01/21..........................................................    3,100  $3,317,992
North Orange County Community College District (GO) Series B
    4.000%, 08/01/20..........................................................    3,500   3,579,205
Norwalk-La Mirada Unified School District (GO) Series
    4.000%, 08/01/20..........................................................      300     306,789
    4.000%, 08/01/21..........................................................    1,205   1,268,961
    4.000%, 08/01/22..........................................................    1,000   1,082,450
Oakland Unified School District/ Alameda County (GO)
    5.000%, 08/01/20..........................................................      600     616,998
Oceanside Unified School District (GO) Series E
    4.000%, 08/01/20..........................................................    1,500   1,533,945
Orange County Sanitation District (RB) Series A
    5.000%, 02/01/24..........................................................    5,295   6,183,077
Oxnard Union High School District (GO) Series A
    4.000%, 08/01/20..........................................................    3,000   3,067,890
Palm Springs Unified School District (GO) Series D
    3.000%, 08/01/20..........................................................    3,120   3,167,611
Palo Alto Unified School District (GO)
    6.000%, 08/01/20..........................................................    8,265   8,573,863
Palomar Community College District (GO)
    5.000%, 05/01/23..........................................................      715     813,942
Pasadena Unified School District (GO)
    5.000%, 05/01/20..........................................................      550     560,956
Peralta Community College District (GO) Series A
    5.000%, 08/01/20..........................................................    1,645   1,693,100
    4.000%, 08/01/23..........................................................    1,515   1,671,242
Peralta Community College District (GO) Series B
    5.000%, 08/01/22..........................................................    1,845   2,035,828
Redwood City School District (GO)
    4.000%, 08/01/20..........................................................      450     459,810
Sacramento Municipal Utility District (RB) Series E
    5.000%, 08/15/21..........................................................    2,550   2,731,407

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                 (000)
                                                                                -------
CALIFORNIA -- (Continued)
Sacramento Municipal Utility District (RB) Series X
            5.000%, 08/15/21.................................................      750  $   803,355
(Currency)  5.000%, 08/15/25 (Pre-refunded @ $100, 8/15/21)..................    2,985    3,194,607
(Currency)  5.000%, 08/15/26 (Pre-refunded @ $100, 8/15/21)..................    6,065    6,490,884
San Diego Community College District (GO)
            4.000%, 08/01/20.................................................    1,040    1,063,535
(Currency)  5.000%, 08/01/41 (Pre-refunded @ $100, 8/1/21)...................    6,800    7,279,400
San Diego County Water Authority Financing Corp. (RB)
            5.000%, 05/01/20.................................................    1,385    1,412,520
            5.000%, 05/01/21.................................................      550      583,000
San Diego Public Facilities Financing Authority (RB) Series A
(Currency)  5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/20)...................    4,455    4,604,733
San Diego Public Facilities Financing Authority Sewer Revenue (RB)
            5.000%, 05/15/22.................................................    6,175    6,790,586
San Diego Public Facilities Financing Authority Sewer Revenue (RB) Series A
            4.000%, 05/15/20.................................................   11,000   11,175,340
            5.000%, 05/15/20.................................................    7,750    7,914,455
(Currency)  5.250%, 05/15/24 (Pre-refunded @ $100, 5/15/20)..................    1,235    1,263,096
San Diego Unified School District (GO) Series
            4.000%, 07/01/20.................................................   10,000   10,194,300
            5.000%, 07/01/21.................................................    7,695    8,195,944
San Diego Unified School District (GO) Series K-
            4.000%, 07/01/21.................................................    8,000    8,389,600
San Diego Unified School District (GO) Series R-3
            5.000%, 07/01/23.................................................    2,000    2,282,540
San Diego Unified School District (RN) Series A
            5.000%, 06/30/20.................................................   16,600   17,023,466

                                                                                  FACE
                                                                                 AMOUNT^   VALUE+
                                                                                 ------- ----------
                                                                                  (000)
                                                                                 -------
CALIFORNIA -- (Continued)
San Diego Unified School District (GO) (AGM) Series C-2
            5.500%, 07/01/21..................................................    1,390  $1,491,887
San Francisco Community College District (GO)
            5.000%, 06/15/20..................................................    5,430   5,564,935
            5.000%, 06/15/22..................................................    2,000   2,209,000
San Francisco County Transportation Authority (RB)
            3.000%, 02/01/20..................................................    5,000   5,024,850
San Francisco Unified School District (GO)
            3.000%, 06/15/20..................................................      500     506,225
            5.000%, 06/15/21..................................................    3,200   3,406,496
San Francisco Unified School District (GO) Series
            5.000%, 06/15/20..................................................    3,080   3,155,953
San Francisco Unified School District (GO) Series A
            3.000%, 06/15/20..................................................    5,320   5,386,234
San Francisco Unified School District (GO) Series F&C
            2.000%, 06/15/22..................................................    1,750   1,796,743
San Joaquin County Transportation Authority (RB) Series A
(Currency)  6.000%, 03/01/36 (Pre-refunded @ $100, 3/1/21)....................    1,175   1,251,798
San Jose Evergreen Community College District (GO)
            5.000%, 09/01/21..................................................      250     268,415
San Juan Unified School District (GO)
            3.000%, 08/01/22..................................................    1,200   1,266,876
San Leandro Unified School District (GO) Series B
            4.000%, 08/01/21..................................................      265     278,595
San Mateo County Community College District (GO)
            4.000%, 09/01/21..................................................    1,310   1,382,836
San Mateo County Community College District (GO) Series B
            4.000%, 09/01/20..................................................      755     773,996
San Rafael City High School District (GO) Series B
            4.000%, 08/01/20..................................................      305     311,902

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                            FACE
                                                           AMOUNT^   VALUE+
                                                           ------- -----------
                                                            (000)
                                                           -------
CALIFORNIA -- (Continued)
San Ramon Valley Unified School District (GO)
            4.000%, 08/01/21............................    4,225  $ 4,449,263
Santa Barbara Unified School District (RN)
            3.000%, 06/30/20............................    3,500    3,545,955
Santa Clara Unified School District (GO)
            5.000%, 07/01/20............................    5,000    5,132,200
            5.000%, 07/01/20............................    1,200    1,231,728
            5.000%, 07/01/20............................    3,195    3,279,476
Santa Monica Community College District (GO) Series D
            4.000%, 08/01/20............................    1,855    1,896,979
Santa Monica-Malibu Unified School District (GO)
            4.000%, 08/01/20............................   14,365   14,690,080
Santa Monica-Malibu Unified School District (GO)
  Series D
            4.000%, 08/01/20............................    5,765    5,895,462
Sequoia Union High School District (RN)
            2.000%, 06/30/20............................    5,000    5,033,000
Sequoia Union High School District (GO)
            1.500%, 07/01/20............................    5,640    5,661,037
Southern California Public Power Authority (RB)
            4.000%, 07/01/20............................    4,090    4,172,168
            5.000%, 07/01/20............................    1,175    1,206,302
            5.000%, 07/01/21............................    3,825    4,078,598
Tustin Unified School District (GO)
(Currency)  6.000%, 08/01/36 (Pre-refunded @ $100,
              8/1/21)...................................    1,500    1,629,960
University of California (RB) Series G
(Currency)  5.000%, 05/15/37 (Pre-refunded @ $100,
              5/15/22)..................................   14,770   16,238,729

                                                          FACE
                                                         AMOUNT^      VALUE+
                                                        --------- --------------
                                                          (000)
                                                        ---------
CALIFORNIA -- (Continued)
Washington Unified School District (GO)
         4.000%, 08/01/20............................       1,000 $    1,021,870
West Contra Costa Unified School District (GO) (AGM)
         5.000%, 08/01/20............................         820        844,600
         5.000%, 08/01/21............................       2,350      2,515,252
West Contra Costa Unified School District (GO)
  Series A
         4.000%, 08/01/20............................       2,715      2,776,440
West Contra Costa Unified School District (GO)
  Series B
         6.000%, 08/01/21............................       1,000      1,087,550
West Valley-Mission Community College District (GO)
  Series
         3.000%, 08/01/20............................       7,020      7,127,125
West Valley-Mission Community College District (GO)
  Series B
         5.000%, 08/01/21............................       1,345      1,439,096
Western Placer Unified School District (RN)
         2.000%, 06/30/20............................
                                                            8,000      8,053,840
Westlands Water District (RB) (AGM) Series A
         4.000%, 09/01/20............................       1,045      1,069,725
                                                                  --------------
TOTAL MUNICIPAL BONDS................................              1,207,872,522
                                                                  --------------
                                                         SHARES
                                                        ---------
TEMPORARY CASH INVESTMENTS -- (0.4%)
         BlackRock Liquidity Funds California Money
           Fund Portfolio............................   5,262,092      5,262,092
                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,207,809,673)..............................             $1,213,134,614
                                                                  ==============

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED


Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                           ---------------------------------------------
                           LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                           ------- -------------- ------- --------------
        Municipal Bonds...   --    $1,207,872,522   --    $1,207,872,522
        Temporary Cash
          Investments.....   --         5,262,092   --         5,262,092
                             --    --------------   --    --------------
        TOTAL.............   --    $1,213,134,614   --    $1,213,134,614
                             ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

           DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                            FACE
                                                           AMOUNT^   VALUE+
                                                           ------- -----------
                                                            (000)
                                                           -------
MUNICIPAL BONDS -- (96.7%)
CALIFORNIA -- (96.7%)
Albany Unified School District (GO)
            4.000%, 08/01/21............................      240  $   252,739
Anaheim Housing & Public Improvements Authority (RB)
(Currency)  5.000%, 10/01/32 (Pre-refunded @ $100,
              10/1/21)..................................      235      252,677
(Currency)  5.000%, 10/01/33 (Pre-refunded @ $100,
              10/1/21)..................................      965    1,037,587
(Currency)  5.000%, 10/01/34 (Pre-refunded @ $100,
              10/1/21)..................................      400      430,088
(Currency)  5.000%, 10/01/41 (Pre-refunded @ $100,
              10/1/21)..................................      960    1,032,211
Anaheim Union High School District (GO)
            5.000%, 08/01/23............................    1,905    2,186,083
Antelope Valley Community College District (GO) Series A
            5.000%, 08/01/24............................      850    1,007,513
Antelope Valley Union High School District (GO)
            4.000%, 08/01/21............................      500      526,540
            5.000%, 08/01/22............................    1,650    1,828,695
Arcadia Unified School District (GO)
            3.000%, 08/01/26............................    1,035    1,157,554
Azusa Unified School District (GO)
            4.000%, 07/01/21............................      400      420,156
            5.000%, 07/01/21............................      825      880,118
Bay Area Toll Authority (RB) Series S-4
(Currency)  5.000%, 04/01/30 (Pre-refunded @ $100,
              4/1/23)...................................   10,500   11,900,070
Berkeley Unified School
            District (GO) Series D 5.000%, 08/01/23.....      600      688,764
Berkeley Unified School
            District (GO) Series E 5.000%, 08/01/27.....      455      584,811

                                                            FACE
                                                           AMOUNT^   VALUE+
                                                           ------- ----------
                                                            (000)
                                                           -------
CALIFORNIA -- (Continued)
            5.000%, 08/01/28............................    2,540  $3,340,786
Beverly Hills Unified School District (GO)
            2.000%, 08/01/21............................      145     147,698
            2.000%, 08/01/22............................    2,805   2,885,588
Buena Park School District (GO) (AGM)
            2.500%, 08/01/21............................       75      77,042
Burbank Unified School District (GO)
            5.000%, 08/01/24............................      300     355,593
Butte-Glenn Community College District (GO)
            2.500%, 08/01/20............................      550     556,363
California Infrastructure & Economic Dev. Bank (RB)
  (FGIC) (ETM) Series A
            5.000%, 07/01/25............................    2,500   3,048,750
California Infrastructure & Economic Development Bank
  (RB) (FGIC) Series A
            5.000%, 07/01/26............................    7,500   9,389,250
California Infrastructure & Economic Development Bank
  (RB) (AMBAC) Series A
(Currency)  5.000%, 07/01/36 (Pre-refunded @ $ 100,
              1/1/28)...................................      225     291,661
California Municipal Finance Authority (RB)
(Currency)  5.750%, 01/01/33 (Pre-refunded @ $ 100,
              1/1/22)...................................      750     825,697
(Currency)  6.000%, 01/01/42 (Pre-refunded @ $ 100,
              1/1/22)...................................    3,905   4,319,047
California State (GO)
            4.000%, 11/01/19............................      135     135,000
            5.250%, 02/01/20............................      500     505,010
            5.000%, 11/01/20............................      750     778,920
            4.000%, 12/01/20............................      750     773,340
            5.000%, 02/01/21............................      700     733,831
            5.000%, 04/01/21............................      475     501,020
            5.000%, 09/01/21............................      460     492,665
            5.000%, 09/01/21............................    3,705   3,968,092
            5.000%, 09/01/21............................      175     187,427
            5.000%, 10/01/21............................      200     214,846
            5.000%, 02/01/22............................    2,575   2,799,540

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                            FACE
                                                           AMOUNT^   VALUE+
                                                           ------- -----------
                                                            (000)
                                                           -------
CALIFORNIA -- (Continued)
            5.000%, 04/01/22............................      940  $ 1,027,890
            4.000%, 09/01/22............................      525      567,714
            5.000%, 09/01/22............................      625      693,194
            5.250%, 09/01/22............................    2,585    2,884,989
            5.000%, 10/01/22............................    1,000    1,112,220
            5.250%, 10/01/22............................    2,380    2,664,077
            5.000%, 12/01/22............................    1,245    1,392,458
            5.000%, 02/01/23............................    1,400    1,574,034
            5.000%, 08/01/23............................    1,500    1,714,185
            5.000%, 09/01/23............................    1,635    1,873,465
            5.000%, 10/01/23............................      100      114,891
            5.000%, 11/01/23............................      875    1,007,974
            5.000%, 05/01/24............................      975    1,139,677
            5.000%, 09/01/24............................    1,000    1,180,600
            5.000%, 10/01/24............................    2,400    2,840,424
            5.000%, 11/01/24............................      850    1,008,457
            5.500%, 02/01/25............................    1,000    1,219,290
            5.000%, 08/01/25............................    3,275    3,965,927
            5.000%, 08/01/25............................    4,500    5,449,365
            5.000%, 09/01/25............................      840    1,019,575
            5.000%, 10/01/25............................    1,000    1,216,590
            5.000%, 11/01/25............................    4,000    4,877,560
            5.000%, 08/01/26............................      800      991,136
            5.000%, 08/01/26............................    1,400    1,734,488
            5.000%, 08/01/26............................    2,850    3,530,922
            3.500%, 08/01/27............................    2,220    2,562,790
            5.000%, 08/01/27............................    8,750   11,061,225
            5.000%, 04/01/28............................    1,000    1,279,630
            5.000%, 08/01/28............................    1,000    1,288,430
            5.000%, 10/01/28............................    4,750    6,140,657
            5.000%, 10/01/28............................    2,000    2,585,540
            5.000%, 04/01/29............................    5,000    6,517,750
California State (GO) Series B
            5.000%, 09/01/21............................    1,060    1,135,271
            5.000%, 09/01/21............................    1,700    1,820,717
            5.000%, 08/01/22............................    1,250    1,382,500
            5.000%, 09/01/23............................    2,285    2,618,267
            5.000%, 08/01/25............................    3,000    3,632,910
            5.000%, 08/01/26............................    1,000    1,238,920
            5.000%, 09/01/26............................      305      378,600
California State Department of Water Resources (RB)
  Series AM
            5.000%, 12/01/22............................    4,105    4,603,142
California State Department of Water Resources (RB)
  Series AQ
(Currency)  4.000%, 12/01/32 (Pre-refunded @ $100,
              6/1/23)...................................    5,000    5,542,200

                                                            FACE
                                                           AMOUNT^   VALUE+
                                                           ------- ----------
                                                            (000)
                                                           -------
CALIFORNIA -- (Continued)
California State Department of Water Resources (RB)
  Series AR
            5.000%, 12/01/22............................    3,210  $3,599,533
            5.000%, 12/01/23............................      900   1,043,757
California State Department of Water Resources (RB)
  Series AS
            5.000%, 12/01/19............................      530     531,601
            5.000%, 12/01/22............................    1,485   1,665,205
            5.000%, 12/01/24............................    1,000   1,196,400
California State Department of Water Resources (RB)
  Series BA
            5.000%, 12/01/28............................    4,000   5,287,000
California State Department of Water Resources (RB)
  (ETM) Series AS
            5.000%, 12/01/19............................       15      15,045
            5.000%, 12/01/22............................       15      16,803
California State Department of Water Resources Power
  Supply Revenue (RB) Series L
            5.000%, 05/01/20............................    3,380   3,446,654
(Currency)  5.000%, 05/01/22 (Pre-refunded @ $100,
              5/1/20)...................................      610     622,121
California State Department of Water Resources Power
  Supply Revenue (RB) Series O
            5.000%, 05/01/21............................    3,640   3,856,726
            5.000%, 05/01/22............................    7,410   8,133,883
California State Public Works Board (RB) (ETM) Series F
            5.000%, 10/01/20............................      500     518,455
California State Public Works Board (RB) (ETM) Series H
            5.000%, 09/01/20............................    1,000   1,033,610
            5.000%, 09/01/21............................    1,740   1,868,499
California State University (RB) Series A
            5.000%, 11/01/19............................    3,000   3,000,000
            5.000%, 11/01/20............................      685     712,592
            5.000%, 11/01/25............................    1,015   1,248,237
            5.000%, 11/01/25............................    2,000   2,459,580
            5.000%, 11/01/29............................    1,500   2,007,405
California State University (RB) Series A-
            5.000%, 11/01/19............................      450     450,000

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CONTINUED


                                                            FACE
                                                           AMOUNT^   VALUE+
                                                           ------- ----------
                                                            (000)
                                                           -------
CALIFORNIA -- (Continued)
California State University (RB) (AGM) Series C
            5.000%, 11/01/22............................      100  $  111,847
California Statewide Communities Dev. Authority (RB)
(Currency)  6.000%, 06/01/33 (Pre-refunded @ $100,
              6/1/21)...................................    1,295   1,396,554
Capistrano Unified School District School Facilities
  Improvement District No. 1 (GO)
            4.000%, 08/01/22............................      170     183,728
Carlsbad Unified School District (GO)
            5.000%, 08/01/21............................      230     246,174
            5.000%, 08/01/24............................      325     385,557
Central Marin Sanitation Agency (RB)
            4.000%, 09/01/21............................    1,425   1,504,230
Cerritos Community College District (GO) Series C
            5.000%, 08/01/29............................      400     537,672
Chabot-Las Positas Community College District (GO)
            5.000%, 08/01/22............................      900     998,505
            4.000%, 08/01/23............................    1,970   2,189,222
Chaffey Community College District (GO) Series E
            4.000%, 06/01/22............................      335     361,271
Chico Unified School District (GO) Series A-2
            4.000%, 08/01/24............................      250     284,775
Chino Valley Unified School District (GO) Series A
            4.000%, 08/01/21............................      200     210,616
Chula Vista Elementary School District (GO)
            5.000%, 08/01/22............................    1,835   2,034,776
Chula Vista Municipal Financing Authority (RB) Series F
            5.000%, 05/01/25............................      250     301,218
City & County of San Francisco (GO) Series A
            5.000%, 06/15/20............................    1,715   1,757,292
            5.000%, 06/15/22............................    2,200   2,428,712
            5.000%, 06/15/24............................    1,000   1,179,610

                                                            FACE
                                                           AMOUNT^   VALUE+
                                                           ------- ----------
                                                            (000)
                                                           -------
CALIFORNIA -- (Continued)
City & County of San Francisco (GO) Series B
            4.000%, 06/15/20............................      800  $  814,840
City & County of San Francisco (GO) Series C
            5.000%, 06/15/20............................      575     589,179
City & County of San Francisco (GO) Series D
            5.000%, 06/15/20............................    2,000   2,049,320
City & County of San Francisco (GO) Series R1
            5.000%, 06/15/20............................      500     512,330
            5.000%, 06/15/21............................    2,315   2,464,387
City of Grover Beach (GO)
            5.000%, 09/01/23............................      360     414,407
City of Long Beach Harbor Revenue (RB) Series A
            5.000%, 05/15/28............................      500     652,170
            5.000%, 05/15/29............................      375     499,260
City of Los Angeles (GO) Series A
            5.000%, 09/01/20............................      445     459,583
City of Los Angeles (GO) Series B
            5.000%, 09/01/24............................    1,000   1,188,360
City of Oakland (GO) Series A
            5.000%, 01/15/25............................      500     600,125
City of Pacifica COP
            5.000%, 01/01/24............................      250     290,373
City of Pasadena Electric Revenue (RB) Series A
            5.000%, 06/01/22............................    1,000   1,101,650
City of San Francisco Public Utilities Commission Water
  Revenue (RB)
            5.000%, 11/01/21............................      865     933,309
            5.000%, 11/01/22............................    1,335   1,491,475
            5.000%, 11/01/23............................    1,475   1,703,536
            5.000%, 11/01/24............................    1,250   1,489,050
            5.000%, 11/01/25............................    1,000   1,226,530
City of San Francisco Public Utilities Commission Water
  Revenue (RB) Series B
            5.000%, 11/01/19............................      420     420,000
City of San Francisco Public Utilities Commission Water
  Revenue (RB) Series F
(Currency)  5.000%, 11/01/23 (Pre-refunded @ $100,
              11/1/20)..................................    1,000   1,039,780

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CONTINUED

                                                                  FACE
                                                                 AMOUNT^   VALUE+
                                                                 ------- ----------
                                                                  (000)
                                                                 -------
CALIFORNIA -- (Continued)
(Currency)  5.500%, 11/01/30 (Pre- refunded @ $100, 11/1/20)..    1,000  $1,044,700
Coachella Valley Unified School District (GO) (BAM)
            4.000%, 08/01/22..................................      825     891,850
Colton Joint Unified School District (GO)
            5.000%, 08/01/21..................................      900     961,668
Conejo Valley Unified School District (GO) Series B
            5.000%, 08/01/21..................................      500     535,160
Contra Costa Transportation Authority (RB) Series A
            5.000%, 03/01/22..................................      470     513,607
            5.000%, 03/01/24..................................    1,250   1,461,237
Contra Costa Transportation Authority (RB) Series B
(Currency)  5.000%, 03/01/23 (Pre- refunded @ $100, 3/1/20)...      500     506,645
            5.000%, 03/01/27..................................    1,250   1,588,612
Contra Costa Water District (RB) Series Q
            5.000%, 10/01/22..................................      505     563,519
Corona-Norco Unified School District (GO) Series B
            3.000%, 08/01/23..................................      500     536,740
            5.000%, 08/01/27..................................      150     190,505
Culver City School Facilities Financing Authority (RB) (AGM)
            5.500%, 08/01/26..................................      855   1,098,256
Cupertino Union School District (GO) Series B
            4.000%, 08/01/21..................................      400     421,232
Davis Joint Unified School District Community Facilities
  District (ST) (AGM)
            3.000%, 08/15/22..................................    1,000   1,051,400
Del Mar Union School District (GO)
            4.000%, 08/01/28..................................      240     295,128
Desert Sands Unified School District (GO)
            5.000%, 08/01/21..................................    3,000   3,210,960
Dublin Unified School District (GO)
            5.000%, 08/01/22..................................      875     970,261
            5.000%, 08/01/23..................................    1,665   1,910,005

                                                                   FACE
                                                                  AMOUNT^   VALUE+
                                                                  ------- ----------
                                                                   (000)
                                                                  -------
CALIFORNIA -- (Continued)
East Bay Regional Park District (GO) Series A-
        5.000%, 09/01/27.......................................      550  $  709,731
East Side Union High School District (GO)
        4.000%, 08/01/21.......................................      600     631,848
East Side Union High School District (GO) Series A
        3.000%, 08/01/21.......................................      575     595,614
El Rancho Unified School District (GO) (AGM)
        4.000%, 08/01/21.......................................    1,285   1,353,208
Elsinore Valley Municipal Water District Financing Authority
  (RB) Series A
        5.000%, 07/01/24.......................................      200     236,448
Fallbrook Union Elementary School District (GO) Series A
        5.000%, 08/01/20.......................................      200     206,000
Folsom Cordova Unified School District School Facilities
  Improvement Dist No. 5 (GO) (AGM) Series B
        5.000%, 10/01/26.......................................      250     314,685
Folsom Cordova Unified School District School Facilities
  Improvement Dist No. 5 (GO) Series C
        5.000%, 10/01/25.......................................      100     122,684
Fontana Unified School District (GO)
        4.000%, 08/01/21.......................................    1,585   1,669,132
        4.000%, 08/01/22.......................................      875     946,400
Fountain Valley Public Finance Authority (RB) Series A
        5.000%, 07/01/24.......................................      250     295,813
Franklin-Mckinley School District (GO)
        4.000%, 08/01/23.......................................      325     360,913
Fremont Union High School District (GO) Series A
        5.000%, 08/01/25.......................................      795     972,611
Fresno Unified School District (GO) (AGM) Series A
        4.500%, 08/01/20.......................................      480     492,629
Gilroy Unified School District (GO) (AGM)
        4.000%, 08/01/24.......................................    2,615   2,978,746

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

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CONTINUED


                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- ----------
                                                             (000)
                                                            -------
 CALIFORNIA -- (Continued)
 Grossmont Healthcare District (GO) Series C
     5.000%, 07/15/23....................................      100  $  114,546
 Grossmont Union High School District (GO)
     5.000%, 08/01/27....................................      500     639,665
 Hacienda La Puente Unified School District (GO) (NATL)
     5.000%, 08/01/23....................................      225     258,467
 Jurupa Unified School District (GO) (AGM)
     5.000%, 08/01/20....................................      725     746,917
 Kern High School District (GO) Series A
     3.000%, 08/01/20....................................    3,885   3,944,285
     3.000%, 08/01/26....................................      895     998,516
 Kern High School District (GO) Series E
     2.000%, 08/01/20....................................    2,435   2,454,188
     3.000%, 08/01/21....................................      465     481,670
 Lakeside Union School District/San Diego County (GO)
     5.000%, 08/01/23....................................      695     797,269
 Lancaster Financing Authority (NATL) (ETM)
     5.250%, 02/01/20....................................      540     545,530
 Liberty Union High School District (GO)
     5.000%, 08/01/20....................................      380     391,400
     4.000%, 08/01/21....................................      500     526,540
 Lompoc Unified School District (GO) (AGC)
     5.250%, 08/01/20....................................      540     557,194
 Long Beach Community College District (GO) Series C
     5.000%, 08/01/28....................................      140     182,651
 Long Beach Unified School District (GO)
     5.000%, 08/01/20....................................    1,500   1,543,515
     5.000%, 08/01/26....................................      200     249,246
 Los Altos Elementary School District (GO)
     4.000%, 08/01/21....................................      250     263,270
     4.000%, 08/01/21....................................      470     494,948
 Los Angeles Community College District (GO) Series A
     5.000%, 08/01/21....................................    2,725   2,915,150
     5.000%, 08/01/23....................................      340     389,759
     5.000%, 08/01/24....................................      250     295,563

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- ----------
                                                             (000)
                                                            -------
 CALIFORNIA -- (Continued)
 Los Angeles Community College District (GO) Series C
     5.000%, 08/01/22....................................      400  $  443,548
     5.000%, 08/01/25....................................    1,240   1,510,072
     5.000%, 06/01/26....................................    2,500   3,108,450
 Los Angeles Community College District (GO) Series G
     5.000%, 08/01/23....................................      650     745,127
 Los Angeles County Metropolitan Transportation
   Authority (RB) Series A
     5.000%, 07/01/20....................................      830     851,779
     5.000%, 07/01/20....................................      300     307,872
     5.000%, 07/01/21....................................      520     554,653
     5.000%, 07/01/22....................................      870     962,420
     5.000%, 07/01/25....................................    1,590   1,935,555
     5.000%, 07/01/27....................................    3,565   4,567,050
 Los Angeles County Metropolitan Transportation
   Authority (RB) Series A-
     5.000%, 07/01/25....................................    3,435   4,181,529
 Los Angeles County Metropolitan Transportation
   Authority (RB) Series B
     5.000%, 06/01/20....................................      500     511,465
     5.000%, 07/01/20....................................      525     538,776
 Los Angeles County Metropolitan Transportation
   Authority (RB) Series C
     5.000%, 07/01/20....................................      525     538,776
 Los Angeles County Public Works Financing Authority
   (RB) Series D
     5.000%, 12/01/25....................................      165     202,597
 Los Angeles Department of Water (RB) Series A
     5.000%, 07/01/24....................................    1,450   1,714,248
 Los Angeles Department of Water (RB) Series B
     5.000%, 07/01/20....................................      500     513,385
     5.000%, 07/01/22....................................      435     481,210
     5.000%, 07/01/28....................................      750     982,462
 Los Angeles Department of Water &Power Power System
   Revenue (RB) Series A
     5.000%, 07/01/20....................................      600     616,026
     5.000%, 07/01/21....................................    1,000   1,066,980
     5.000%, 07/01/21....................................    2,950   3,147,591
     5.000%, 07/01/21....................................    1,650   1,760,517

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CONTINUED

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
CALIFORNIA -- (Continued)
Los Angeles Department of Water & Power Power System
  Revenue (RB) Series B
   5.000%, 07/01/24.........................................  5,000  $5,906,200
Los Angeles Department of Water & Power Power System
  Revenue (RB) Series C
   5.000%, 07/01/26.........................................  1,665   2,081,716
Los Angeles Unified School District (GO) Series A
   3.000%, 07/01/20.........................................    790     800,025
   5.000%, 07/01/20.........................................    150     153,866
   2.000%, 07/01/22.........................................  1,515   1,549,663
   5.000%, 07/01/22.........................................  1,115   1,227,860
   5.000%, 07/01/24.........................................    720     844,394
   5.000%, 07/01/26.........................................  1,270   1,567,637
   5.000%, 07/01/27.........................................  1,500   1,890,285
   5.000%, 07/01/28.........................................  1,000   1,282,500
Los Angeles Unified School District (GO) Series A-1
   5.000%, 07/01/21.........................................  1,710   1,820,432
Los Angeles Unified School District (GO) Series A-2
   5.000%, 07/01/21.........................................  2,600   2,767,908
Los Angeles Unified School District (GO) Series B-1
   5.000%, 07/01/27.........................................    500     630,095
Los Angeles Unified School District (GO) Series C
   5.000%, 07/01/22.........................................    500     550,610
   5.000%, 07/01/23.........................................  3,050   3,469,100
Los Rios Community College District (GO) Series B
   5.000%, 08/01/23.........................................    510     584,638
Los Rios Community College District (GO) Series F
   3.000%, 08/01/21.........................................    800     828,680
Lynwood Unified School District (GO) (AGM)
   5.000%, 08/01/21.........................................    450     480,267
   5.000%, 08/01/22.........................................    485     535,440
Manhattan Beach Unified School District (GO) Series C
   3.500%, 09/01/21.........................................  1,185   1,240,197
Manhattan Beach Unified School District (GO) Series E
   3.000%, 09/01/22.........................................    660     697,653

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
                                                             -------
CALIFORNIA -- (Continued)
Montebello Unified School District (GO)
   5.000%, 08/01/20.........................................    415  $  426,948
Moreland School District (GO) Series B
   5.000%, 08/01/21.........................................    500     535,160
Moreno Valley Public Financing Authority (RB)
   5.000%, 11/01/20.........................................  1,470   1,527,433
Morongo Unified School District (GO)
   3.000%, 08/01/22.........................................    480     505,546
Morongo Unified School District (GO) Series A
   5.000%, 08/01/24.........................................    100     118,072
   5.000%, 08/01/25.........................................     80      97,175
   5.000%, 08/01/26.........................................    220     274,171
   5.000%, 08/01/27.........................................    120     152,910
Mount Diablo Unified School District (GO) Series G
   3.000%, 08/01/24.........................................    800     871,984
Municipal Improvement Corp.of Los Angeles (RB) Series A
   5.000%, 11/01/24.........................................    325     386,282
North Orange County Community College District (GO) Series B
   4.000%, 08/01/22.........................................  2,500   2,706,125
Northern Humboldt Union High School District (GO)
   4.000%, 08/01/26.........................................    220     258,711
Novato Sanitary District (RB)
   5.000%, 02/01/28.........................................  1,475   1,916,762
Oak Park Unified School District (GO)
   4.000%, 08/01/22.........................................    445     481,312
Oakland Unified School District/ Alameda County (GO)
   5.000%, 08/01/20.........................................  1,005   1,033,472
   5.000%, 08/01/22.........................................  1,500   1,652,565
   5.000%, 08/01/24.........................................    900   1,054,458
   5.000%, 08/01/26.........................................    575     707,371
Oakland Unified School District/ Alameda County (GO)
  Series A
   5.000%, 08/01/21.........................................    610     649,931
   4.000%, 08/01/22.........................................    350     376,191
   5.000%, 08/01/22.........................................  3,000   3,305,130
   4.000%, 08/01/24.........................................    500     562,870
   5.000%, 08/01/25.........................................    540     649,933

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                                   FACE
                                                                  AMOUNT^   VALUE+
                                                                  ------- ----------
                                                                   (000)
                                                                  -------
CALIFORNIA -- (Continued)
          5.000%, 08/01/25.......................................    750  $  902,685
Oakland Unified School District/ Alameda County (GO) Series B
          5.000%, 08/01/24.......................................  1,675   1,962,463
Oakland Unified School District/ Alameda County (GO) Series C
          5.000%, 08/01/20.......................................    255     262,224
          5.000%, 08/01/26.......................................    500     615,105
Oakland Unified School District/ Alameda County (GO) (AGM)
          5.000%, 08/01/23.......................................    300     341,769
          5.000%, 08/01/24.......................................  1,125   1,320,907
          5.000%, 08/01/25.......................................  1,250   1,508,312
Orange County Sanitation District (RB) Series A
          5.000%, 02/01/23.......................................  1,240   1,400,493
Oxnard Union High School District (GO)
          4.000%, 08/01/21.......................................    320     336,986
          4.000%, 08/01/22.......................................    500     541,225
Palomar Community College District (GO)
          5.000%, 05/01/21.......................................    965   1,023,045
Palomar Community College District (GO) Series D
          5.000%, 08/01/23.......................................    150     172,191
Palos Verdes Peninsula Unified School District (GO) Series B
          5.000%, 11/01/21.......................................    250     270,053
Pasadena Unified School District (GO) Series B
          5.000%, 08/01/24.......................................    800     948,656
Piedmont Unified School District (GO)
          3.000%, 08/01/20.......................................    845     857,895
Placentia-Yorba Linda Unified School District (GO)
          4.000%, 08/01/29.......................................  1,000   1,240,250
Plumas Unified School District (GO) (AGM)
          5.250%, 08/01/21.......................................    800     857,824
Rancho Santiago Community College District (GO) (AGM)
          5.250%, 09/01/20.......................................    500     517,705
Redlands Financing Authority (RB) Series A
          5.000%, 09/01/22.......................................  1,290   1,435,718

                                                                     FACE
                                                                    AMOUNT^   VALUE+
                                                                    ------- ----------
                                                                     (000)
                                                                    -------
CALIFORNIA -- (Continued)
Redlands Unified School District (GO)
            5.000%, 07/01/26.......................................    300  $  375,738
            5.000%, 07/01/27.......................................    500     642,650
Redwood City School District (GO)
            5.000%, 08/01/27.......................................     50      64,095
            5.000%, 08/01/28.......................................     85     111,304
Reed Union School District (GO)
            4.000%, 08/01/27.......................................    460     558,385
Regents of the University of California Medical Center Pooled
  Revenue (RB) Series J
(Currency)  5.250%, 05/15/29 (Pre-refunded @ $ 100, 5/15/23).......    670     767,029
(Currency)  5.000%, 05/15/33 (Pre-refunded @ $ 100, 5/15/23).......    500     569,955
Riverside County Infrastructure Financing Authority (RB) Series A
            5.000%, 11/01/24.......................................  1,100   1,309,781
Sacramento Municipal Utility District (RB) Series D
            5.000%, 08/15/22.......................................    525     582,787
Sacramento Municipal Utility District (RB) Series E
            5.000%, 08/15/23.......................................  1,050   1,205,631
            5.000%, 08/15/26.......................................  1,000   1,251,080
Sacramento Municipal Utility District (RB) Series F
            5.000%, 08/15/22.......................................  1,000   1,110,070
Saddleback Valley Unified School District (GO)
            5.000%, 08/01/22.......................................    465     515,894
SAN DIEGO CA UNIF SCH DIST SDGSCD 07/29 FIXED 5
            5.000%, 07/01/29.......................................    895   1,191,540
San Diego Community College District (GO)
            5.000%, 08/01/24.......................................  1,300   1,540,903
San Diego County Water Authority (RB)
            5.000%, 05/01/24.......................................    940   1,103,729
San Diego County Water Authority Financing Corp. (RB)
            5.000%, 05/01/21.......................................    310     328,600

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED


                                                                FACE
                                                               AMOUNT^   VALUE+
                                                               ------- ----------
                                                                (000)
                                                               -------
CALIFORNIA -- (Continued)
San Diego County Water Authority Financing Corp. (RB) Series A
(Currency)  5.250%, 05/01/23 (Pre-refunded @ $100, 11/1/19)...  1,395  $1,395,000
San Diego Public Facilities Financing Authority (RB)
            5.000%, 05/15/25..................................  1,020   1,234,598
San Diego Public Facilities Financing Authority Sewer
  Revenue (RB)
            5.000%, 05/15/22..................................    700     769,783
            5.000%, 05/15/23..................................  2,070   2,354,894
San Diego Public Facilities Financing Authority Sewer
  Revenue (RB) Series A
            4.000%, 05/15/20..................................  3,000   3,047,820
(Currency)  5.250%, 05/15/24 (Pre-refunded @ $100, 5/15/20)...  1,975   2,019,931
San Diego Public Facilities Financing Authority Water Revenue
  (RB) Series A
(Currency)  5.000%, 08/01/23 (Pre-refunded @ $100, 8/1/20)....  2,690   2,770,296
San Diego Unified School District (GO) (AGM) Series C-2
            5.500%, 07/01/21..................................  4,270   4,582,991
            5.500%, 07/01/25..................................  2,550   3,166,156
San Diego Unified School District (GO) (AGM) Series E-2
            5.500%, 07/01/27..................................  3,000   3,937,470
San Diego Unified School District (GO) (NATL) Series D-1
            5.500%, 07/01/24..................................    190     228,076
            5.500%, 07/01/25..................................    445     551,974
San Diego Unified School District (GO) Series R-3
            5.000%, 07/01/20..................................    435     446,297
            5.000%, 07/01/21..................................  1,705   1,815,995
            5.000%, 07/01/22..................................  1,000   1,103,720
            5.000%, 07/01/23..................................    300     342,381
San Diego Unified School District (GO) Series R-5
            5.000%, 07/01/26..................................    110     137,050

                                                                FACE
                                                               AMOUNT^   VALUE+
                                                               ------- ----------
                                                                (000)
                                                               -------
CALIFORNIA -- (Continued)
San Diego Unified School District/CA Series R-4
            5.000%, 07/01/24 (GO).............................  1,000  $1,177,750
San Dieguito Union High School District (GO) Series A-2
            5.000%, 08/01/23..................................    490     562,687
San Francisco Bay Area Rapid Transit District Sales Tax
  Revenue (RB)
            4.000%, 07/01/26..................................    375     444,570
San Francisco City & County Airport Comm-San Francisco
  International Airport (RB) Series C
(Currency)  5.000%, 05/01/21 (Pre-refunded @ $ 100, 5/1/20)...    540     550,730
San Francisco City & County Airport Comm-San Francisco
  International Airport (RB) Series D
(Currency)  5.000%, 05/01/23 (Pre-refunded @ $ 100, 5/3/21)...    875     926,747
San Francisco Community College District (GO)
            5.000%, 06/15/20..................................  2,100   2,152,185
            5.000%, 06/15/22..................................  2,070   2,286,315
            5.000%, 06/15/23..................................  3,775   4,310,710
            5.000%, 06/15/24..................................  1,365   1,608,816
San Francisco Community College District (GO) Series D
            5.000%, 06/15/20..................................    600     614,910
San Francisco County Transportation Authority (RB)
            3.000%, 02/01/22..................................  2,000   2,091,940
San Francisco Municipal Transportation Agency (RB) Series A
            5.000%, 03/01/20..................................    860     871,318
San Francisco Unified School District (GO)
            5.000%, 06/15/20..................................    725     742,878
            5.000%, 06/15/21..................................    230     244,842
San Francisco Unified School District (GO) Series A
            5.000%, 06/15/26..................................  1,595   1,994,276

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- ----------
                                                                               (000)
                                                                              -------
CALIFORNIA -- (Continued)
San Francisco Unified School District (GO) Series F&C
            2.000%, 06/15/22.................................................  1,580  $1,622,202
San Joaquin County Transportation Authority (RB) Series A
(Currency)  6.000%, 03/01/36 (Pre-refunded @ $100, 3/1/21)...................    335     356,896
San Jose Evergreen Community College District (GO)
            5.000%, 09/01/21.................................................  1,750   1,878,905
San Jose Evergreen Community College District (GO) Series A
            4.000%, 09/01/23.................................................    100     111,486
San Juan Unified School District (GO)
            3.000%, 08/01/22.................................................  1,480   1,562,480
            5.000%, 08/01/22.................................................    800     887,792
            3.000%, 08/01/24.................................................    610     666,071
            3.000%, 08/01/25.................................................  1,475   1,634,182
            3.000%, 08/01/26.................................................  3,135   3,491,136
San Juan Water District (RB)
            5.000%, 02/01/26.................................................    500     619,605
San Lorenzo Unified School District (GO)
            5.000%, 08/01/21.................................................    265     283,635
San Mateo County Community College District (GO) Series B
            5.000%, 09/01/27.................................................    450     580,689
San Matro County Community College District (GO) Series B
            5.000%, 09/01/28.................................................    400     528,264
San Ramon Valley Unified School District (GO)
            4.000%, 08/01/21.................................................  1,600   1,684,928
Santa Ana Unified School District (GO)
            5.000%, 08/01/25.................................................    350     427,756
Santa Clara Unified School District (GO)
            5.000%, 07/01/24.................................................  1,000   1,181,240
Santa County Clara (GO) Series C
            5.000%, 08/01/26.................................................    900   1,130,895
            5.000%, 08/01/27.................................................  3,405   4,385,197

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- ----------
                                                                               (000)
                                                                              -------
CALIFORNIA -- (Continued)
Santa Cruz City High School District (GO)
            4.000%, 08/01/22.................................................    715  $  774,152
Santa Monica Community College District (GO) Series A
            5.000%, 08/01/22.................................................    225     249,755
            5.000%, 08/01/22.................................................    400     444,008
            5.000%, 08/01/26.................................................    105     131,782
Santa Monica Public Financing Authority (RB) Series B
            4.000%, 12/01/19.................................................    175     175,401
Simi Valley Unified School District (GO)
            5.000%, 08/01/23.................................................    260     298,464
Sonoma Valley Unified School District (GO) Series B
            5.000%, 08/01/25.................................................    500     611,080
Southern California Public Power Authority (RB) Series A
            5.000%, 07/01/26.................................................  5,500   6,844,530
Standard Elementary School District (GO) Series A
            4.000%, 08/01/24.................................................    240     269,705
Stockton Unified School District (GO) (AGM)
            5.000%, 07/01/20.................................................    150     153,795
Sylvan Union School District (GO) Series C
            5.000%, 08/01/26.................................................    405     507,109
Tahoe Forest Hospital District (GO)
            4.000%, 08/01/20.................................................    295     301,431
Tustin Unified School District (GO) Series B
(Currency)  5.250%, 08/01/31 (Pre-refunded @ $100, 8/1/21)...................    415     446,046
University of California (RB) Series AF
            5.000%, 05/15/22.................................................  3,000   3,303,840
(Currency)  5.000%, 05/15/26 (Pre-refunded @ $100, 5/15/23)..................    400     454,472
University of California (RB) Series G
(Currency)  5.000%, 05/15/37 (Pre-refunded @ $100, 5/15/22)..................    305     335,329

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                                       FACE
                                                                      AMOUNT^   VALUE+
                                                                      ------- ----------
                                                                       (000)
                                                                      -------
CALIFORNIA -- (Continued)
Upland Unified School District (GO) Series A
    5.000%, 08/01/21.................................................    500  $  535,160
Upper Santa Clara Valley Joint Powers Authority (RB) (ETM) Series A
    4.000%, 08/01/21.................................................  1,125   1,183,916
Walnut Creek Elementary School District Contra Costa County (GO)
    4.000%, 09/01/25.................................................    100     116,872
West Contra Costa Unified School District (GO) (AGM)
    5.000%, 08/01/20.................................................    100     103,000
West Contra Costa Unified School District (GO)
    5.000%, 08/01/21.................................................    430     460,238
West Contra Costa Unified School District (GO) Series A
    5.000%, 08/01/24.................................................  1,095   1,295,681
West Contra Costa Unified School District (GO) Series A-1
    5.000%, 08/01/25.................................................    520     633,901
    5.000%, 08/01/26.................................................    545     681,599
    5.000%, 08/01/27.................................................    575     736,103
West Contra Costa Unified School District (GO) Series B
    6.000%, 08/01/20.................................................  1,475   1,530,121
West Covina Unified School District (GO) (AGM)
    5.000%, 08/01/21.................................................    385     412,073

                                                                      FACE
                                                                     AMOUNT^      VALUE+
                                                                    ---------- ------------
                                                                      (000)
                                                                    ----------
CALIFORNIA -- (Continued)
West Valley-Mission Community College District (GO)
    5.000%, 08/01/22...............................................      1,015 $  1,125,797
West Valley-Mission Community College District (GO) Series A
    5.000%, 08/01/29...............................................        135      181,464
Westside Union School District (GO) Series A
    3.000%, 08/01/21...............................................        300      310,755
    4.000%, 08/01/23...............................................        700      777,896
Windsor Unified School District (GO)
    4.000%, 08/01/26...............................................        105      123,476
Wright Elementary School District (GO) Series A
    3.000%, 08/01/20...............................................        165      167,394
Yuba Community College District (GO) Series B
    4.000%, 08/01/21...............................................        355      373,087
                                                                               ------------
TOTAL MUNICIPAL BONDS                                                           500,009,528
                                                                               ------------

                                                                     SHARES
                                                                    ----------
TEMPORARY CASH INVESTMENTS -- (3.3%)
    BlackRock Liquidity Funds California Money Fund Portfolio...... 17,053,869   17,053,869
                                                                               ------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $503,484,428)............................................            $517,063,397
                                                                               ============

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                               -----------------------------------------
                                               LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                               ------- ------------ ------- ------------
Municipal Bonds...............................   --    $500,009,528   --    $500,009,528
Temporary Cash Investments....................   --      17,053,869   --      17,053,869
                                                 --    ------------   --    ------------
TOTAL.........................................   --    $517,063,397   --    $517,063,397
                                                 ==    ============   ==    ============

                See accompanying Notes to Financial Statements.

                        DFA NY MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                       FACE
                                                                      AMOUNT^   VALUE+
                                                                      ------- ----------
                                                                       (000)
                                                                      -------
MUNICIPAL BONDS -- (99.5%)
NEW YORK -- (99.5%)
Albany County (GO)
    5.000%, 04/01/20.................................................    500  $  508,060
    5.000%, 06/01/21.................................................    370     392,888
Ardsley Union Free School District (GO) (ST AID WITHHLDG)
    2.250%, 08/15/23.................................................    290     301,383
Babylon Union Free School District (GO) (ST AID WITHHLDG)
    2.000%, 06/15/20.................................................    290     291,662
Bedford Central School District (GO)
    3.000%, 07/01/22.................................................    500     525,440
Bronxville Union Free School District (GO) (ST AID WITHHLDG)
    5.000%, 09/15/21.................................................    700     751,296
City of Ithaca (GO) Series A
    3.000%, 02/15/21.................................................    225     230,767
City of New York (GO) Series
    5.000%, 08/01/22.................................................    310     342,063
City of New York (GO) Series A
    5.000%, 08/01/20.................................................    450     462,852
    5.000%, 08/01/23.................................................  1,200   1,366,128
    5.000%, 08/01/24.................................................    620     726,721
    5.000%, 08/01/25.................................................    220     264,922
City of New York (GO) Series A-1
    4.000%, 08/01/20.................................................    100     102,120
City of New York (GO) Series B
    5.000%, 08/01/20.................................................    375     385,710
    5.000%, 08/01/21.................................................  1,000   1,066,000
City of New York (GO) Series C
    5.000%, 08/01/20.................................................    200     205,712
    5.000%, 08/01/20.................................................    100     102,856
    5.000%, 08/01/20.................................................    100     102,856
    5.000%, 08/01/21.................................................    300     319,800
City of New York (GO) Series E
    5.000%, 08/01/20.................................................  1,000   1,028,560
    5.000%, 08/01/20.................................................  2,700   2,777,112
    5.000%, 08/01/20.................................................  2,365   2,432,544
    5.000%, 08/01/21.................................................    625     666,250
    5.000%, 08/01/23.................................................  1,000   1,138,440

                                                                       FACE
                                                                      AMOUNT^   VALUE+
                                                                      ------- ----------
                                                                       (000)
                                                                      -------
NEW YORK -- (Continued)
City of New York (GO) Series F
    5.000%, 08/01/21.................................................    300  $  319,800
City of New York (GO) Series F-1
    5.000%, 06/01/21.................................................    300     317,877
City of New York (GO) Series I-
    5.000%, 03/01/22.................................................    265     288,368
City of New York (GO) Series J7
    5.000%, 08/01/20.................................................  1,000   1,028,560
City of New York (GO) Series E
    5.000%, 08/01/21.................................................    350     373,100
City of New York NY Series J
    5.000%, 08/01/20.................................................  1,120   1,151,987
City of Rochester (GO) Series
    5.000%, 02/01/20.................................................    200     201,912
    4.000%, 02/15/21.................................................  1,080   1,120,824
City of Rochester (GO) Series I
    4.000%, 10/15/21.................................................    675     712,739
City of Rochester (GO) Series II
    3.000%, 08/06/20.................................................  2,000   2,028,040
Dutchess County (GO)
    5.000%, 12/01/19.................................................  1,045   1,048,145
Eastport-South Manor Central School District (GO) (ST AID WITHHLDG)
    4.000%, 08/01/23.................................................    500     549,440
Eden Central School District (GO) (ST AID WITHHLDG)
    5.000%, 06/01/20.................................................    660     674,744
Edgemont Union Free School District at Greenburgh (GO) (ST AID
  WITHHLDG)
    4.000%, 08/15/20.................................................    525     536,959
Grand Island Central School District (GO) (ST AID WITHHLDG)
    5.000%, 12/01/21.................................................    500     540,320
Haverstraw-Stony Point Central School District (GO) (ST AID WITHHLDG)
    3.000%, 08/15/22.................................................    200     209,998
    3.000%, 08/15/23.................................................    360     383,947

DFA NY MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- ----------
                                                                               (000)
                                                                              -------
NEW YORK -- (Continued)
Herricks Union Free School District (GO) (ST AID WITHHLDG)
            4.000%, 06/15/21.................................................    150  $  157,037
Hilton Central School District (GO) (ST AID WITHHLDG)
            2.000%, 06/15/21.................................................    450     456,894
Island Park Union Free School District (GO) (ST AID WITHHLDG)
            4.000%, 07/15/24.................................................    580     656,264
Island Trees Union Free School District (GO) (ST AID WITHHLDG)
            5.000%, 05/15/20.................................................  1,170   1,194,324
Kenmore-Tonawanda Union Free School District (GO) (ST AID WITHHLDG)
            5.000%, 06/01/20.................................................    730     746,308
Kingston City School District (GO) (ST AID WITHHLDG)
            3.000%, 06/01/20.................................................    510     515,564
Lakeland Central School District (GO) (ST AID WITHHLDG)
            5.000%, 11/15/19.................................................  1,470   1,471,749
Lindenhurst Union Free School District (GO) (ST AID WITHHLDG)
            2.250%, 09/01/23.................................................    195     202,589
Long Beach City School District (GO) (ST AID WITHHLDG)
            3.000%, 05/01/20.................................................    160     161,518
Longwood Central School District Suffolk County (GO) (ST AID WITHHLDG)
            2.000%, 06/15/21.................................................  1,195   1,213,307
Metropolitan Transportation Authority (RB) (ETM) Series A
(Currency)  5.000%, 11/15/21 (Pre-refunded @ $100, 11/15/21).................    145     156,720
Metropolitan Transportation Authority (RB) Series A
            5.000%, 11/15/21.................................................    855     918,373
Middle Country Central School District (GO) (ST AID WITHHLDG)
            2.000%, 08/15/21.................................................    500     508,085

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- ----------
                                                                               (000)
                                                                              -------
NEW YORK -- (Continued)
Middle Country Central School District At Centereach (GO) (ST AID WITHHLDG)
    3.000%, 01/15/23.........................................................    725  $  768,485
Middletown City School District (GO) (ST AID WITHHLDG)
    2.000%, 06/15/20.........................................................    500     502,775
    5.000%, 09/15/24.........................................................    130     152,913
Mount Pleasant Central School District (GO) (ST AID WITHHLDG)
    2.000%, 06/15/20.........................................................  1,550   1,558,974
Nassau County Interim Finance Authority (RB) Series A
    5.000%, 11/15/21.........................................................    505     545,607
New Hartford Central School District (GO) (AGM ST AID WITHHLDG)
    2.125%, 06/15/21.........................................................    250     254,128
New Rochelle City School District (GO) (ST AID WITHHLDG)
    4.000%, 06/01/20.........................................................    300     305,076
New York State (GO) Series
    5.000%, 03/15/22.........................................................    160     174,850
    5.000%, 03/01/23.........................................................  2,000   2,258,300
New York State (GO) Series A
    5.000%, 02/15/21.........................................................    750     789,150
New York State (GO) Series C
    5.000%, 04/15/22.........................................................    600     657,594
New York State Dormitory Authority (RB) Series
    5.000%, 12/15/21.........................................................    150     162,123
    5.000%, 03/15/22.........................................................  1,475   1,608,296
    5.000%, 03/15/23.........................................................    650     733,304
New York State Dormitory Authority (RB) Series A
    5.000%, 02/15/20.........................................................  2,290   2,314,892
    4.000%, 03/15/20.........................................................    400     404,196
    5.000%, 03/15/20.........................................................  1,175   1,191,579
    5.000%, 03/15/20.........................................................    350     354,939
    5.000%, 07/01/20.........................................................    395     405,389
    5.000%, 12/15/20.........................................................    265     276,408
    5.000%, 03/15/21.........................................................    225     236,781
    5.000%, 03/15/21.........................................................    475     499,871
    5.000%, 02/15/22.........................................................    235     255,511
    5.000%, 10/01/22.........................................................    475     529,753
    4.000%, 12/15/22.........................................................    100     108,744
    5.000%, 12/15/22.........................................................    500     558,975
    5.000%, 03/15/23.........................................................    325     366,652

DFA NY MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- ----------
                                                                               (000)
                                                                              -------
NEW YORK -- (Continued)
(Currency)  5.500%, 07/01/25 (Pre-refunded @ $100, 7/1/20)                       900  $  925,830
New York State Dormitory Authority (RB) Series B
            5.000%, 02/15/20.................................................  2,690   2,719,240
            5.000%, 03/15/20.................................................  1,000   1,014,110
            5.000%, 03/15/21.................................................    310     326,232
            5.000%, 02/15/22.................................................  1,000   1,087,280
            5.000%, 02/15/24.................................................    455     527,845
New York State Dormitory Authority (RB) Series B-
            5.000%, 02/15/25.................................................    550     656,194
New York State Dormitory Authority (RB) Series C
            5.000%, 03/15/20.................................................    300     304,233
            5.000%, 03/15/21.................................................  1,970   2,073,149
New York State Dormitory Authority (RB) Series D
            5.000%, 02/15/24.................................................    300     348,030
New York State Dormitory Authority (RB) Series E
            5.000%, 03/15/20.................................................  1,160   1,176,368
            5.000%, 02/15/21.................................................    900     944,262
            5.000%, 03/15/21.................................................  1,000   1,052,360
New York State Urban Development Corp. (RB) (NATL)
            5.500%, 03/15/20.................................................    750     761,940
New York State Urban Development Corp. (RB) Series A
            5.000%, 03/15/20.................................................    560     567,902
            5.000%, 03/15/20.................................................  1,550   1,571,870
            5.000%, 03/15/21.................................................    300     315,708
            5.000%, 03/15/22.................................................    760     828,871
            5.000%, 03/15/25.................................................  1,200   1,435,776
New York State Urban Development Corp. (RB) Series A-
            5.000%, 03/15/21.................................................    800     841,888
New York State Urban Development Corp. (RB) Series A-1
            5.000%, 03/15/21.................................................    360     378,850
Niagara County (GO)
            2.000%, 12/01/21.................................................    250     254,550
Niskayuna Central School District (GO) (ST AID WITHHLDG)
            4.000%, 06/15/20.................................................    555     565,401

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- ----------
                                                                               (000)
                                                                              -------
NEW YORK -- (Continued)
North Shore Central School District (GO) (ST AID WITHHLDG)
    2.000%, 12/15/22.........................................................    285  $  292,347
    2.000%, 12/15/23.........................................................    550     569,140
North Tonawanda City School District (GO) (ST AID WITHHLDG)
    4.000%, 09/15/21.........................................................    650     684,924
Oceanside Union Free School District (GO) (ST AID WITHHLDG)
    2.500%, 07/01/23.........................................................    520     542,162
Oneida County (GO)
    5.000%, 04/01/20.........................................................    225     228,674
Onondaga County (GO)
    4.000%, 05/01/22.........................................................    590     632,704
Orange County (GO)
    3.000%, 08/15/20.........................................................    665     675,414
    3.000%, 08/15/21.........................................................    830     859,664
Orange County (GO) Series
    5.000%, 03/15/21.........................................................    325     342,654
Pittsford Central School District (GO) (ST AID WITHHLDG)
    4.000%, 10/01/21.........................................................  1,225   1,293,563
Port Authority of New York & New Jersey (RB) Series 189
    5.000%, 05/01/23.........................................................    305     345,297
Port Washington Union Free School District (GO) (ST AID WITHHLDG)
    3.000%, 08/01/21.........................................................    135     139,531
Red Hook Central School District (GO) (ST AID WITHHLDG)
    4.000%, 06/15/20.........................................................    150     152,663
Riverhead Central School District (GO) (ST AID WITHHLDG)
    3.000%, 03/15/22.........................................................    120     125,374
    2.000%, 10/15/22.........................................................    280     286,784
Saranac Lake Central School District (GO) (ST AID WITHHLDG)
    3.000%, 06/15/20.........................................................  1,070   1,082,465
Schenectady County (GO)
    5.000%, 12/15/20.........................................................    800     835,712
    5.000%, 06/15/25.........................................................    140     170,204

DFA NY MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                                             FACE
                                                                            AMOUNT^   VALUE+
                                                                            ------- ----------
                                                                             (000)
                                                                            -------
NEW YORK -- (Continued)
Schenectady County (GO) Series B
   3.000%, 12/15/21........................................................    470  $  490,013
Sewanhaka Central High School District of Elmont (GO) (ST AID WITHHLDG)
   3.000%, 07/15/23........................................................    590     628,427
Spencerport Central School District (GO) (ST AID WITHHLDG)
   2.000%, 06/15/21........................................................    500     507,095
State of New York (GO) Series C
   5.000%, 04/15/20........................................................    500     509,150
Suffern Central School District (GO) (ST AID WITHHLDG)
   5.000%, 10/15/21........................................................    215     231,325
Syosset Central School District (GO) (ST AID WITHHLDG)
   2.000%, 12/15/20........................................................  1,210   1,222,826
Taconic Hills Central School District at Craryville (GO) (ST AID WITHHLDG)
   5.000%, 06/15/20........................................................    100     102,403
   4.000%, 06/15/22........................................................    250     268,878
Town of Amherst (BAN)
   3.250%, 11/07/19........................................................  3,915   3,915,666
Town of Babylon (GO)
   5.000%, 10/01/20........................................................    400     414,316
   3.000%, 07/01/25........................................................    375     414,079
Town of Babylon (GO) Series
   2.000%, 06/01/20........................................................    150     150,831
Town of Bedford (GO) Series A
   3.000%, 03/15/21........................................................    455     467,544
   3.000%, 03/15/25........................................................    330     362,984
Town of Brookhaven (GO)
   5.000%, 04/15/20........................................................    200     203,596
Town of Brookhaven (GO) Series
   3.000%, 03/15/22........................................................    650     680,816
Town of Brookhaven (GO) Series A
   5.000%, 09/15/20........................................................  1,040   1,076,046
   5.000%, 09/15/21........................................................  1,000   1,074,640
Town of Cheektowaga (GO)
   5.000%, 07/15/23........................................................    265     302,508
Town of Clarence (GO)
   2.000%, 08/01/21........................................................    250     254,523
   2.250%, 08/01/24........................................................    210     220,632

                                                                             FACE
                                                                            AMOUNT^   VALUE+
                                                                            ------- ----------
                                                                             (000)
                                                                            -------
NEW YORK -- (Continued)
Town of Hempstead (GO) Series B
   5.000%, 09/15/20........................................................  1,030  $1,066,071
   5.000%, 09/15/21........................................................  2,250   2,412,720
Town of Huntington (GO)
   2.000%, 12/01/23........................................................    220     227,773
Town of Huntington (GO) Series B
   5.000%, 11/01/20........................................................  2,280   2,370,698
Town of Islip (GO) Series
   5.000%, 05/15/20........................................................    885     903,877
Town of Islip (GO) Series A
   5.000%, 05/01/20........................................................    150     152,966
Town of LaGrange (GO)
   4.000%, 03/01/20........................................................    220     222,147
Town of North Hempstead (GO) Series A
   5.000%, 03/15/21........................................................  1,075   1,132,491
   3.000%, 04/01/24........................................................    425     460,607
Triborough Bridge & Tunnel Authority (RB) Series A
   5.000%, 11/15/20........................................................    165     171,750
   5.000%, 01/01/22........................................................    190     205,928
Triborough Bridge & Tunnel Authority (RB) Series A-1
   5.000%, 11/15/19........................................................    300     300,363
Triborough Bridge & Tunnel Authority (RB) Series B
   5.000%, 11/15/19........................................................  2,215   2,217,680
   5.000%, 11/15/20........................................................    570     593,319
   5.000%, 11/15/22........................................................    190     212,127
Triborough Bridge & Tunnel Authority Series B
   4.000%, 11/15/20........................................................    940     968,839
Tuckahoe Union Free School District (GO) (ST AID WITHHLDG)
   5.000%, 07/15/21........................................................    230     245,401
Ulster County (GO)
   2.000%, 11/15/22........................................................    240     245,964
Village of Croton-On-Hudson (GO) Series A
   3.000%, 04/01/21........................................................    300     308,028
Village of Farmingdale (GO)
   3.000%, 07/15/21........................................................    215     222,291
Village of Mamaroneck (GO)
   5.000%, 08/15/22........................................................  1,090   1,207,437
Wantagh Union Free School District (GO) (ST AID WITHHLDG)
   2.000%, 11/15/22........................................................    250     256,213

DFA NY MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                                 FACE
                                                                AMOUNT^    VALUE+
                                                                ------- ------------
                                                                 (000)
                                                                -------
NEW YORK -- (Continued)
Washingtonville Central School District (GO) (ST AID WITHHLDG)
   5.000%, 06/15/20............................................    750  $    768,022
Westchester County (GO) Series
   5.000%, 11/15/20............................................    500       520,665
   5.000%, 12/01/20............................................    500       521,550
   5.000%, 11/15/22............................................    525       586,808
   5.000%, 12/01/22............................................  1,000     1,119,410
Westchester County (GO) Series A
   5.000%, 01/01/20............................................  1,050     1,056,678
   5.000%, 01/15/20............................................    500       503,960
Yorktown Central School District (GO) (ST AID WITHHLDG)
   2.000%, 07/01/21............................................    400       406,028
                                                                        ------------
TOTAL MUNICIPAL BONDS..........................................          119,336,173
                                                                        ------------

                                                                SHARES     VALUE+
                                                                ------- ------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
   BlackRock Liquidity Funds New York Money Fund Portfolio..... 551,701 $    551,701
                                                                        ------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $118,787,904).........................................         $119,887,874
                                                                        ============

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                           ------------------------------------------
                                           LEVEL 1    LEVEL 2    LEVEL 3    TOTAL
                                           -------- ------------ ------- ------------
Municipal Bonds...........................       -- $119,336,173   --    $119,336,173
Temporary Cash Investments................ $551,701           --   --         551,701
                                           -------- ------------   --    ------------
TOTAL..................................... $551,701 $119,336,173   --    $119,887,874
                                           ======== ============   ==    ============

                See accompanying Notes to Financial Statements.

                        DFA MN MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- ----------
                                                                               (000)
                                                                              -------
MUNICIPAL BONDS -- (100.0%)
MINNESOTA -- (100.0%)
Bloomington Independent School District No. 271 (GO) (SD CRED PROG) Series A
   5.000%, 02/01/21..........................................................    100  $  104,718
Chaska Independent School District No. 112 (GO) (SD CRED PROG) Series A
   5.000%, 02/01/21..........................................................  1,150   1,203,969
City of Bemidji (GO) (AGM) Series A
   5.000%, 02/01/20..........................................................    230     232,086
   5.000%, 02/01/21..........................................................    575     601,691
City of Brainerd (GO) (MN CRED PROG) Series A
   5.000%, 10/01/21..........................................................    570     610,738
City of Cambridge (GO) Series A
   3.000%, 02/01/23..........................................................    375     395,212
City of Chaska (GO) Series B
   5.000%, 02/01/21..........................................................    385     403,264
City of Circle Pines (GO) Series B
   3.000%, 02/01/21..........................................................    215     219,833
City of Duluth (GO) Series A
   3.000%, 02/01/20..........................................................    240     241,042
City of East Grand Forks (GO) Series A
   3.000%, 02/01/21..........................................................    200     204,372
City of Hopkins (GO) Series D
   3.000%, 02/01/22..........................................................    130     135,181
City of Kasson (GO)
   4.000%, 02/01/23..........................................................    320     347,584
City of Kasson (GO) Series A
   2.000%, 02/01/20..........................................................    160     160,298
City of Lakeville (GO) Series A
   5.000%, 02/01/20..........................................................    470     474,380
City of Lakeville (GO) Series B
   5.000%, 02/01/24..........................................................    710     820,746
City of Mankato (GO) Series A
   2.000%, 02/01/20..........................................................  1,320   1,322,719
City of Marshall (GO) Series B
   5.000%, 02/01/21..........................................................    110     115,148
City of Minneapolis (GO)
   2.000%, 12/01/19..........................................................    100     100,066
   4.000%, 12/01/19..........................................................    300     300,645

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- ----------
                                                                               (000)
                                                                              -------
MINNESOTA -- (Continued)
            5.000%, 12/01/19.................................................    245  $  245,711
            5.000%, 12/01/19.................................................    500     501,450
            2.000%, 12/01/20.................................................    520     524,872
            3.000%, 12/01/27.................................................  5,000   5,375,900
City of New Ulm (GO) Series B
            2.000%, 12/01/19.................................................    325     325,195
City of Red Wing (GO) Series A
            4.000%, 02/01/26.................................................    700     806,925
City of Richfield (GO) Series A
            3.000%, 02/01/24.................................................    255     272,335
City of Rochester (GO) Series A
            5.000%, 02/01/20.................................................  1,000   1,009,320
City of Saint Cloud (GO) Series A
            3.000%, 02/01/24.................................................    450     473,827
City of Saint Cloud (GO) Series B
            5.000%, 02/01/20.................................................    275     277,527
City of Saint Cloud (RB) Series A
(Currency)  5.125%, 05/01/30 (Pre-refunded @ $100, 5/1/20)...................    300     305,769
City of Saint Francis (GO) Series A
            3.000%, 02/01/20.................................................    285     286,237
City of Saint Paul (GO) Series A
            5.000%, 09/01/21.................................................    610     652,743
City of Saint Paul (GO) Series B
            5.000%, 11/01/20.................................................    835     866,864
City of Saint Paul Sewer Revenue (RB) Series C
            3.000%, 12/01/19.................................................    250     250,353
City of Savage (GO) Series A
            3.000%, 02/01/22.................................................    325     332,134
City of Shoreview (GO) Series A
            3.000%, 02/01/21.................................................    290     296,592
City of State Paul (GO) Series D
            5.000%, 03/01/20.................................................    500     506,265
City of State Paul (GO) Series E
            5.000%, 12/01/19.................................................    170     170,493

DFA MN MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- ----------
                                                                                (000)
                                                                               -------
MINNESOTA -- (Continued)
City of Waconia (GO) Series A
   3.000%, 02/01/23...........................................................    450  $  474,840
   3.000%, 02/01/26...........................................................    820     893,390
City of West Saint Paul (GO) Series A
   3.000%, 02/01/23...........................................................    230     242,245
City of Woodbury (GO) Series A
   2.000%, 02/01/20...........................................................    135     135,285
   2.000%, 02/01/22...........................................................    145     147,807
Cloquet Independent School District No. 94 (GO) (SD CRED PROG) Series A
   5.000%, 04/01/22...........................................................    910     991,900
Cook County (GO) Series A
   3.000%, 02/01/21...........................................................    180     184,001
County of Itasca (GO) Series A
   5.000%, 02/01/24...........................................................    545     626,352
County of Olmsted (GO) Series A
   5.000%, 02/01/24...........................................................    675     781,198
   4.000%, 02/01/27...........................................................    445     502,779
County of Rice (GO)
   3.000%, 02/01/20...........................................................    220     220,981
County of Sherburne (GO) Series A
   3.000%, 02/01/24...........................................................  1,360   1,446,659
County of Swift (GO) Series A
   3.000%, 02/01/23...........................................................    215     226,868
Dakota County Community Development Agency (RB) (CNTY GTD) Series B
   5.000%, 01/01/23...........................................................  1,180   1,320,290
Eden Prairie Independent School District No. 272 (GO) (SD CRED PROG) Series C
   5.000%, 02/01/20...........................................................  1,105   1,115,133
Fosston Independent School District No. 601 (GO) (SD CRED PROG)
   4.000%, 02/01/25...........................................................    550     623,694
Hastings Independent School District No. 200 (GO) (SD CRED PROG) Series A
   5.000%, 02/01/21...........................................................    740     774,728
Hennepin County (GO) Series A
   5.000%, 12/01/20...........................................................    400     416,536
   5.000%, 12/01/22...........................................................  2,125   2,371,202

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- ----------
                                                                               (000)
                                                                              -------
MINNESOTA -- (Continued)
Hennepin County (GO) Series B
            5.000%, 12/01/21.................................................  2,000  $2,158,340
Hennepin County Sales Tax Revenue (RB)
            5.000%, 12/15/19.................................................    250     251,100
Housing & Redevelopment Authority of The City of Saint Paul Minnesota (RB)
  Series A1
(Currency)  5.250%, 11/15/29 (Pre-refunded @ $100, 11/15/19).................    350     350,430
Itasca County (GO) Series A
            5.000%, 02/01/23.................................................    865     964,899
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series A
            5.000%, 02/01/20.................................................    345     348,164
Luverne Independent School District No. 2184 (GO) (SD CRED PROG) Series A
            4.000%, 02/01/21.................................................    510     527,666
Mahtomedi Independent School District No. 832 (GO) (SD CRED PROG) Series A
            5.000%, 02/01/21.................................................    175     183,257
Metropolitan Council (GO) Series A
            5.000%, 03/01/20.................................................  1,000   1,012,600
Metropolitan Council (GO) Series B
            5.000%, 03/01/21.................................................    350     367,902
Metropolitan Council (GO) Series C
            5.000%, 03/01/26.................................................  1,550   1,900,439
Milaca Independent School District No. 912 (GO) (SD CRED PROG) Series A
            4.000%, 02/01/23.................................................    825     893,104
            4.000%, 02/01/24.................................................    830     918,362
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series A
            5.000%, 02/01/22.................................................    750     814,005
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
            5.000%, 02/01/24.................................................  1,200   1,389,336

DFA MN MUNICIPAL BOND PORTFOLIO

CONTINUED


                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- ----------
                                                                               (000)
                                                                              -------
MINNESOTA -- (Continued)
Minnesota Higher Education Facilities Authority (RB) Series 7-K2-HA
(Currency)  6.000%, 10/01/40 (Pre-refunded @ $100, 10/1/21)..................    450  $  490,356
Minnesota Public Facilities Authority (RB) Series C
(Currency)  3.250%, 03/01/24 (Pre-refunded @ $100, 3/1/20)...................    770     775,244
Minnesota State (GO) Series A
            5.000%, 08/01/20.................................................  2,585   2,658,828
            5.000%, 08/01/20.................................................  2,000   2,057,120
            5.000%, 08/01/20.................................................  1,000   1,028,560
            5.000%, 08/01/20.................................................  1,000   1,028,560
            5.000%, 10/01/20.................................................    505     522,655
(Currency)  5.000%, 08/01/23 (Pre-refunded @ $100, 8/1/20)...................    250     257,083
Minnesota State (GO) Series D
            5.000%, 08/01/20.................................................  1,975   2,031,406
            5.000%, 08/01/22.................................................  1,820   2,009,790
Minnesota State (GO) (ETM) Series D
            5.000%, 08/01/20 (Pre-refunded @ $100, 8/1/20)...................     25      25,708
Moorhead Independent School District No. 152 (GO) (SD CRED PROG) Series A
            4.000%, 02/01/24.................................................    600     667,278
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG)
  Series A
            4.000%, 02/01/23.................................................  1,490   1,620,420
            4.000%, 02/01/24.................................................    300     333,378
New London-Spicer Independent School District No. 345 (GO) (SD CRED PROG)
  Series A
            3.000%, 02/01/23.................................................    150     158,330
New Prague Independent School District No. 721 (GO) (SD CRED PROG) Series A
            4.000%, 02/01/20.................................................    605     609,017

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- ----------
                                                                               (000)
                                                                              -------
MINNESOTA -- (Continued)
North Branch Independent School District No. 138 (GO) (SD CRED PROG) Series A
   5.000%, 02/01/20..........................................................    300  $  302,751
North St Paul-Maplewood-Oakdale Independent School District No. 622 (GO) (SD
  CRED PROG) Series A
   5.000%, 02/01/22..........................................................    255     276,111
   3.000%, 02/01/24..........................................................    255     272,881
Northern Municipal Power Agency (RB)
   5.000%, 01/01/23..........................................................    740     824,071
Olmsted County (GO) Series A
   4.000%, 02/01/20..........................................................    545     548,766
Osseo Independent School District No. 279 (GO) (SD CRED PROG) Series C
   5.000%, 02/01/20..........................................................    780     787,192
   5.000%, 02/01/21..........................................................    350     366,513
Pine City Independent School District No. 578 (GO) (SD CRED PROG) Series A
   2.000%, 02/01/21..........................................................    300     303,021
Robbinsdale Independent School District No. 281 (GO) (SD CRED PROG) Series A
   5.000%, 02/01/20..........................................................    250     252,255
Rochester Independent School District No. 535 (GO) (SD CRED PROG) Series B
   5.000%, 02/01/20..........................................................    205     206,880
   5.000%, 02/01/22..........................................................    210     227,970
Rosemount-Apple Valley-Eagan Independent School District No 196 (GO) (SD
  CRED PROG) Series A
   5.000%, 02/01/21..........................................................    765     801,093
St Louis County Independent School District No. 2142 (GO) (SD CRED PROG)
  Series A
   3.000%, 02/01/20..........................................................    600     602,574
Three Rivers Park District (GO) Series C
   5.000%, 02/01/21..........................................................  1,060   1,110,551

DFA MN MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                                FACE
                                                               AMOUNT^   VALUE+
                                                               ------- ----------
                                                                (000)
                                                               -------
MINNESOTA -- (Continued)
Washington County (GO) Series A
   5.000%, 02/01/21...........................................    310  $  324,784
   5.000%, 02/01/21...........................................  1,000   1,047,690
Watertown-Mayer Independent School District No. 111 (GO) (SD
  CRED PROG) Series B
   4.000%, 02/01/20...........................................    500     503,345
Westonka Independent School District No. 277 (GO) (SD CRED
  PROG) Series A
   2.000%, 02/01/20...........................................    500     500,980

                                                                FACE
                                                               AMOUNT^   VALUE+
                                                               ------- -----------
                                                                (000)
                                                               -------
MINNESOTA -- (Continued)
White Bear Lake Independent School District No. 624 (GO) (SD
  CRED PROG) Series A
   3.000%, 02/01/23...........................................   350   $   363,363
                                                                       -----------
TOTAL MUNICIPAL BONDS.........................................          72,946,220
                                                                       -----------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $72,467,694).........................................         $72,946,220
                                                                       ===========

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                            ---------------------------------------
                                            LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                            -------  ----------- ------- -----------
Municipal Bonds............................   --     $72,946,220   --    $72,946,220
                                              --     -----------   --    -----------
TOTAL......................................   --     $72,946,220   --    $72,946,220
                                              ==     ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                      DFA OREGON MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                              FACE
                                                                             AMOUNT^   VALUE+
                                                                             ------- ----------
                                                                              (000)
                                                                             -------
MUNICIPAL BONDS -- (100.0%)
OREGON -- (100.0%)
Blue Mountain Community College District
   4.000%, 06/15/23.........................................................    160  $  175,782
City of Bend Water Revenue
   5.000%, 12/01/23.........................................................    400     460,604
City of Bend Water Revenue (RB)
   5.000%, 12/01/26.........................................................    200     245,908
City of Cottage Grove
   5.000%, 09/01/26.........................................................    500     613,690
   4.000%, 06/01/29.........................................................    100     119,888
City of Eugene Water Utility System Revenue
   4.000%, 08/01/20.........................................................    100     102,105
City of Lake Oswego (GO)
   5.000%, 06/01/28.........................................................    450     579,001
City of Newberg
   4.000%, 12/01/25.........................................................    100     115,023
City of Portland (GO)
   5.000%, 06/15/20.........................................................  1,015   1,039,015
   5.000%, 06/15/23.........................................................    100     113,618
City of Portland (GO) Series B
   5.000%, 06/15/26.........................................................    100     123,665
City of Portland Sewer System Revenue Series
   5.000%, 05/01/24.........................................................    260     303,542
City of Portland Sewer System Revenue Series A
   5.000%, 06/15/23.........................................................    140     158,852
City of Redmond Series B-
   5.000%, 06/01/30.........................................................     80     101,730
City of Salem (GO)
   5.000%, 06/01/23.........................................................    145     164,542
   5.000%, 06/01/25.........................................................    375     451,778
   5.000%, 06/01/26.........................................................    150     184,904
City of Salem Water & Sewer Revenue
   5.000%, 06/01/25.........................................................    600     721,404
City of Springfield Sewer System Revenue (RB)
   4.000%, 04/01/24.........................................................    140     156,397
   4.000%, 04/01/26.........................................................    250     289,963
   4.000%, 04/01/27.........................................................    265     311,285
Clackamas Community College District Series
   4.000%, 06/15/25.........................................................    110     126,066
Clackamas County School District No 7J Lake Oswego
   5.250%, 06/01/25.........................................................    215     261,133

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- ----------
                                                                               (000)
                                                                              -------
OREGON -- (Continued)
Clackamas County Service District No. 1 (RB)
            5.000%, 12/01/26.................................................    230  $  286,272
Clatsop County School District No. 30 Warrenton-Hammond Series
            5.000%, 06/15/29.................................................    500     651,990
Columbia Gorge Community College District
            4.000%, 04/01/26.................................................     75      86,541
County of Clackamas
            5.000%, 06/01/21.................................................    750     795,300
Deschutes County Administrative School District No. 1 Bend-La Pine
            5.000%, 06/15/20.................................................    440     450,353
Linn & Benton Counties School District No 8J Greater Albany
            5.000%, 06/15/26.................................................    380     469,657
Metro (GO)
            5.000%, 06/01/20.................................................    500     511,140
Metropolitan Wastewater Management Commission (RB)
            5.000%, 11/01/23.................................................    600     689,406
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow Series
            5.000%, 06/15/27.................................................    500     629,480
Multnomah County (GO)
            5.000%, 06/01/24.................................................    650     760,740
Oregon State Department of Transportation (RB) Series A
            5.000%, 11/15/23.................................................    125     143,904
Oregon State Lottery Series A
(Currency)  5.250%, 04/01/27.................................................  1,000   1,056,090
Portland Community College District
            5.000%, 06/15/23.................................................    500     567,900
Portland Community College District (GO)
            5.000%, 06/15/23.................................................    100     113,580
            5.000%, 06/15/25.................................................    100     120,363
State of Oregon (GO)
            5.000%, 06/01/28.................................................    150     192,470

DFA OREGON MUNICIPAL BOND PORTFOLIO

CONTINUED


                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- ----------
                                                                               (000)
                                                                              -------
OREGON -- (Continued)
State of Oregon (GO) Series H
            5.000%, 06/01/25.................................................    145  $  174,339
State of Oregon Series
            5.000%, 11/01/20.................................................    100     103,806
State of Oregon Series D
(Currency)  5.000%, 08/01/39.................................................  1,765   1,816,061
State of Oregon Series F
            5.000%, 05/01/24.................................................    400     466,416
State of Oregon Series H
            5.000%, 08/01/23.................................................    105     119,661
State of Oregon Department of Transportation Series A
            5.000%, 11/15/25.................................................    520     632,668
Tri-County Metropolitan Transportation District of Oregon (RB) Series
            5.000%, 09/01/22.................................................    725     802,821
            5.000%, 09/01/23.................................................    325     371,745
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
(Currency)  5.000%, 09/01/23 (Pre-refunded @ $100, 9/1/22)...................    750     830,685
Tri-County Metropolitan Transportation District of Oregon Series
            5.000%, 09/01/24.................................................    435     512,887

                                                                              FACE
                                                                             AMOUNT^   VALUE+
                                                                             ------- -----------
                                                                              (000)
                                                                             -------
OREGON -- (Continued)
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin
   5.000%, 06/15/28.........................................................   140   $   176,103
Washington Clackamas & Yamhill Counties School District No. 88J
   5.000%, 06/15/25.........................................................   345       414,424
Washington County (GO)
   5.000%, 03/01/25.........................................................   410       489,987
   5.000%, 03/01/26.........................................................   200       245,082
Washington County Clean Water Services (RB)
   5.000%, 10/01/23.........................................................   310       355,520
Washington County Clean Water Services
   5.000%, 10/01/24.........................................................   225       265,817
                                                                                     -----------
TOTAL MUNICIPAL BONDS.......................................................          22,223,103
                                                                                     -----------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $22,222,838).......................................................         $22,223,103
                                                                                     ===========

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        ---------------------------------------
                                                        LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                                        -------  ----------- ------- -----------
Municipal Bonds........................................   --     $22,223,103   --    $22,223,103
                                                          --     -----------   --    -----------
TOTAL..................................................   --     $22,223,103   --    $22,223,103
                                                          ==     ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                              DFA
                                                          DFA TWO-YEAR    SELECTIVELY    DFA FIVE-YEAR
                                          DFA ONE-YEAR    GLOBAL FIXED   HEDGED GLOBAL   GLOBAL FIXED
                                          FIXED INCOME       INCOME      FIXED INCOME       INCOME
                                           PORTFOLIO*      PORTFOLIO*     PORTFOLIO*      PORTFOLIO*
                                         --------------  -------------- --------------  --------------
ASSETS:
Investment Securities at Value
  (including $129,665, $8,058, $6,836
  and $10,122 of securities on loan,
  respectively)......................... $    7,326,244  $    5,479,216 $    1,229,046  $   15,413,974
Temporary Cash Investments at Value &
  Cost..................................         29,513              --             --              --
Collateral from Securities on Loan
  Invested in Affiliate at Value
  (including cost of $132,327, $8,262,
  $6,986 and $10,365)...................        132,331           8,262          6,987          10,366
Repurchase Agreements at Value & Cost...         50,000              --             --              --
Foreign Currencies at Value.............             --          15,256             15          29,221
Cash....................................             --          28,107          6,123         156,915
Receivables:
   Dividends and Interest...............         14,274          31,921          6,105          59,855
   Securities Lending Income............              7               1              1               1
   Fund Shares Sold.....................          8,657           3,853            234          11,964
Unrealized Gain on Forward Currency
  Contracts.............................             --           2,299            435          25,285
Prepaid Expenses and Other Assets.......             75              37              9             149
                                         --------------  -------------- --------------  --------------
       Total Assets.....................      7,561,101       5,568,952      1,248,955      15,707,730
                                         --------------  -------------- --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.....        132,331           8,250          6,987          10,382
   Fund Shares Redeemed.................          8,376           6,302            374           9,344
   Due to Advisor.......................            951             704            157           3,302
Unrealized Loss on Forward Currency
  Contracts.............................             --          34,517          5,322         127,418
Unrealized Loss on Foreign Currency
  Contracts.............................             --              57             --             105
Accrued Expenses and Other Liabilities..            909             702            118           1,526
                                         --------------  -------------- --------------  --------------
       Total Liabilities................        142,567          50,532         12,958         152,077
                                         --------------  -------------- --------------  --------------
NET ASSETS.............................. $    7,418,534  $    5,518,420 $    1,235,997  $   15,555,653
                                         ==============  ============== ==============  ==============
Institutional Class Shares -- based on
  net assets of $7,418,534; $5,518,420;
  $1,235,997 and $15,555,653 and shares
  outstanding of 719,789,370,
  550,184,505, 126,283,417 and
  1,418,778,318, respectively........... $        10.31  $        10.03 $         9.79  $        10.96
                                         ==============  ============== ==============  ==============
NUMBER OF SHARES AUTHORIZED.............  4,000,000,000   4,000,000,000  1,000,000,000   6,600,000,000
                                         ==============  ============== ==============  ==============
Investment Securities at Cost........... $    7,371,181  $    5,490,442 $    1,230,282  $   15,651,641
                                         ==============  ============== ==============  ==============
Foreign Currencies at Cost.............. $           --  $       15,219 $           15  $       29,080
                                         ==============  ============== ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital......................... $    7,425,246  $    5,479,858 $    1,285,514  $   15,620,034
Total Distributable Earnings (Loss).....         (6,712)         38,562        (49,517)        (64,381)
                                         --------------  -------------- --------------  --------------
NET ASSETS.............................. $    7,418,534  $    5,518,420 $    1,235,997  $   15,555,653
                                         ==============  ============== ==============  ==============

--------
* See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                 DFA WORLD EX                       DFA
                                                     U.S.        DFA SHORT-     INTERMEDIATE   DFA SHORT-
                                                  GOVERNMENT        TERM         GOVERNMENT   TERM EXTENDED
                                                 FIXED INCOME    GOVERNMENT     FIXED INCOME     QUALITY
                                                  PORTFOLIO      PORTFOLIO       PORTFOLIO     PORTFOLIO*
                                                -------------- --------------  -------------- --------------
ASSETS:
Investment Securities at Value (including $0,
  $0, $0 and $52,285 of securities on loan,
  respectively)................................ $    1,473,778 $    2,303,275  $    5,541,980 $    6,490,142
Temporary Cash Investments at Value & Cost.....             --         96,120          19,916             --
Collateral from Securities on Loan Invested in
  Affiliate at Value (including cost of $0,
  $0, $0 and $53,497)..........................             --             --              --         53,504
Foreign Currencies at Value....................             13             --              --          6,381
Cash...........................................         40,482             --              --         29,823
Receivables:
   Dividends and Interest......................         11,768          1,234          51,118         31,349
   Securities Lending Income...................             --             --              --              9
   Fund Shares Sold............................          5,039            709           3,176          5,764
Unrealized Gain on Forward Currency Contracts..          1,000             --              --            999
Unrealized Gain on Foreign Currency Contracts..             46             --              --             --
Prepaid Expenses and Other Assets..............             45             20              32             71
                                                -------------- --------------  -------------- --------------
       Total Assets............................      1,532,171      2,401,358       5,616,222      6,618,042
                                                -------------- --------------  -------------- --------------
LIABILITIES:
Payables:
   Due to Custodian............................             --         89,844              --             --
   Upon Return of Securities Loaned............             --             --              --         53,485
   Investment Securities Purchased.............         23,015             --              --             --
   Fund Shares Redeemed........................          1,216          4,097           4,080          4,932
   Due to Advisor..............................            143            318             475            965
Unrealized Loss on Forward Currency Contracts..         20,279             --              --         24,012
Unrealized Loss on Foreign Currency Contracts..             --             --              --             13
Accrued Expenses and Other Liabilities.........            145            241             480            589
                                                -------------- --------------  -------------- --------------
       Total Liabilities.......................         44,798         94,500           5,035         83,996
                                                -------------- --------------  -------------- --------------
NET ASSETS..................................... $    1,487,373 $    2,306,858  $    5,611,187 $    6,534,046
                                                ============== ==============  ============== ==============
Institutional Class Shares -- based on net
  assets of $1,487,373; $2,306,858; $5,611,187
  and $6,534,046 and shares outstanding of
  137,143,603, 218,336,337, 431,923,613 and
  596,594,337, respectively.................... $        10.85 $        10.57  $        12.99 $        10.95
                                                ============== ==============  ============== ==============
NUMBER OF SHARES AUTHORIZED....................  1,000,000,000  1,500,000,000   1,700,000,000  3,000,000,000
                                                ============== ==============  ============== ==============
Investment Securities at Cost.................. $    1,425,526 $    2,303,872  $    5,298,515 $    6,509,767
                                                ============== ==============  ============== ==============
Foreign Currencies at Cost..................... $           13 $           --  $           -- $        6,347
                                                ============== ==============  ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................ $    1,380,151 $    2,328,507  $    5,377,994 $    6,476,220
Total Distributable Earnings (Loss)............        107,222        (21,649)        233,193         57,826
                                                -------------- --------------  -------------- --------------
NET ASSETS..................................... $    1,487,373 $    2,306,858  $    5,611,187 $    6,534,046
                                                ============== ==============  ============== ==============

--------
* See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                     DFA
                                                INTERMEDIATE-                        DFA
                                                TERM EXTENDED   DFA TARGETED     GLOBAL CORE           DFA
                                                   QUALITY         CREDIT        PLUS FIXED        INVESTMENT
                                                 PORTFOLIO*      PORTFOLIO*   INCOME PORTFOLIO* GRADE PORTFOLIO *
                                                -------------- -------------- ----------------- -----------------
ASSETS:
Investment Securities at Value (including
  $108,111, $20,437, $74,172 and $679,123 of
  securities on loan, respectively)............ $    1,691,382 $      757,347  $    1,499,278    $    9,735,940
Collateral from Securities on Loan Invested in
  Affiliate at Value (including cost of
  $110,395, $20,913, $75,809 and $693,546).....        110,406         20,916          75,815           693,614
Foreign Currencies at Value....................             --             70             230                 1
Cash...........................................          4,650          4,755          36,448            27,471
Receivables:
   Dividends and Interest......................         15,094          5,960          13,544            86,343
   Securities Lending Income...................             18              3              24               147
   Fund Shares Sold............................          4,114          2,309           3,315            10,100
Unrealized Gain on Forward Currency Contracts..             --            409             746               656
Unrealized Gain on Foreign Currency Contracts..             --             --              73                --
Prepaid Expenses and Other Assets..............             34             29              23                67
                                                -------------- --------------  --------------    --------------
       Total Assets............................      1,825,698        791,798       1,629,496        10,554,339
                                                -------------- --------------  --------------    --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned............        110,421         20,916          75,812           693,605
   Investment Securities Purchased.............          1,825             --          16,631                --
   Fund Shares Redeemed........................            670            601             272             8,527
   Due to Advisor..............................            255             85             256             1,494
Unrealized Loss on Forward Currency Contracts..             --          3,508          15,003             6,729
Accrued Expenses and Other Liabilities.........            151             81             143               690
                                                -------------- --------------  --------------    --------------
       Total Liabilities.......................        113,322         25,191         108,117           711,045
                                                -------------- --------------  --------------    --------------
NET ASSETS..................................... $    1,712,376 $      766,607  $    1,521,379    $    9,843,294
                                                ============== ==============  ==============    ==============
Institutional Class Shares -- based on net
  assets of $1,712,376; $766,607; $1,521,379
  and $9,843,294 and shares outstanding of
  151,724,797, 75,204,739, 144,944,040 and
  864,696,344, respectively.................... $        11.29 $        10.19  $        10.50    $        11.38
                                                ============== ==============  ==============    ==============
NUMBER OF SHARES AUTHORIZED....................  2,000,000,000  1,000,000,000   2,000,000,000     2,000,000,000
                                                ============== ==============  ==============    ==============
Investment Securities at Cost.................. $    1,600,959 $      755,321  $    1,456,886    $    9,268,791
                                                ============== ==============  ==============    ==============
Foreign Currencies at Cost..................... $           -- $           70  $          229    $            1
                                                ============== ==============  ==============    ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................ $    1,635,003 $      752,835  $    1,459,438    $    9,395,141
Total Distributable Earnings (Loss)............         77,373         13,772          61,941           448,153
                                                -------------- --------------  --------------    --------------
NET ASSETS..................................... $    1,712,376 $      766,607  $    1,521,379    $    9,843,294
                                                ============== ==============  ==============    ==============

--------
* See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                     DFA                      DFA INFLATION-  DFA SHORT-
                                                 DIVERSIFIED                    PROTECTED    DURATION REAL
                                                 FIXED INCOME    DFA LTIP       SECURITIES      RETURN
                                                  PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO*
                                                -------------- -------------- -------------- --------------
ASSETS:
Investments in Affiliated Investment Companies
  at Value..................................... $      844,613             --             --             --
Investment Securities at Value (including $0,
  $0, $0 and $36,084 of securities on loan,
  respectively)................................        209,894 $      214,038 $    4,860,760 $    1,487,454
Temporary Cash Investments at Value & Cost.....         10,216             --         27,471             --
Collateral from Securities on Loan Invested in
  Affiliate at Value (including cost of $0,
  $0, $0 and $36,966)..........................             --             --             --         36,970
Foreign Currencies at Value....................             --             --             --             20
Cash...........................................             --          1,911             --          6,588
Receivables:
   Investment Securities/Affiliated Investment
     Companies Sold............................             --             --             --              5
   Dividends and Interest......................            324            396         11,528          7,530
   Securities Lending Income...................             --             --             --              4
   Fund Shares Sold............................          1,230            137          3,366            902
   Due from Advisor............................             30             --             --             --
Unrealized Gain on Swap Contracts..............             --             --             --          3,494
Unrealized Gain on Forward Currency Contracts..             --             --             --             94
Prepaid Expenses and Other Assets..............             27              4             39             23
                                                -------------- -------------- -------------- --------------
       Total Assets............................      1,066,334        216,486      4,903,164      1,543,084
                                                -------------- -------------- -------------- --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned............             --             --             --         36,961
   Investment Securities/Affiliated Investment
     Companies Purchased.......................             --          1,376         10,692             --
   Fund Shares Redeemed........................          1,329             32          3,943            932
   Due to Advisor..............................             --             14            413            243
Unrealized Loss on Swap Contracts..............             --             --             --         16,489
Unrealized Loss on Forward Currency Contracts..             --             --             --          3,505
Accrued Expenses and Other Liabilities.........             55             24            380            157
                                                -------------- -------------- -------------- --------------
       Total Liabilities.......................          1,384          1,446         15,428         58,287
                                                -------------- -------------- -------------- --------------
NET ASSETS..................................... $    1,064,950 $      215,040 $    4,887,736 $    1,484,797
                                                ============== ============== ============== ==============
Institutional Class Shares -- based on net
  assets of $1,064,950; $215,040; $4,887,736
  and $1,484,797 and shares outstanding of
  106,490,100, 21,272,963, 406,287,571 and
  147,637,501, respectively.................... $        10.00 $        10.11 $        12.03 $        10.06
                                                ============== ============== ============== ==============
NUMBER OF SHARES AUTHORIZED....................  1,000,000,000  1,000,000,000  1,500,000,000  1,500,000,000
                                                ============== ============== ============== ==============
Investments in Affiliated Investment Companies
  at Cost...................................... $      819,085 $           -- $           -- $           --
                                                ============== ============== ============== ==============
Investment Securities at Cost.................. $      207,802 $      192,915 $    4,713,720 $    1,479,828
                                                ============== ============== ============== ==============
Foreign Currencies at Cost..................... $           -- $           -- $           -- $           20
                                                ============== ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................ $    1,037,835 $      195,200 $    4,736,477 $    1,480,006
Total Distributable Earnings (Loss)............         27,115         19,840        151,259          4,791
                                                -------------- -------------- -------------- --------------
NET ASSETS..................................... $    1,064,950 $      215,040 $    4,887,736 $    1,484,797
                                                ============== ============== ============== ==============

--------
* See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                   DFA
                                                               CALIFORNIA                    DFA SHORT-
                                                DFA MUNICIPAL   MUNICIPAL                       TERM
                                                 REAL RETURN   REAL RETURN  DFA MUNICIPAL    MUNICIPAL
                                                  PORTFOLIO     PORTFOLIO   BOND PORTFOLIO BOND PORTFOLIO
                                                -------------- ------------ -------------- --------------
ASSETS:
Investment Securities at Value................. $      884,942 $    131,994 $      501,270 $    2,584,019
Temporary Cash Investments at Value & Cost.....             --           --             --         33,048
Cash...........................................          2,867        4,231          1,096             --
Receivables:
   Dividends and Interest......................          8,802        1,788          5,915         32,456
   Fund Shares Sold............................            221        1,051          1,670          1,843
Unrealized Gain on Swap Contracts..............          4,549           --             --             --
Prepaid Expenses and Other Assets..............             20           14             18             35
                                                -------------- ------------ -------------- --------------
       Total Assets............................        901,401      139,078        509,969      2,651,401
                                                -------------- ------------ -------------- --------------
LIABILITIES:
Payables:
   Investment Securities Purchased.............             --          103             --         29,022
   Fund Shares Redeemed........................             84            9             24          3,462
   Due to Advisor..............................            150           15             65            446
   Due to Broker...............................             25           --             --             --
Unrealized Loss on Swap Contracts..............         16,912        3,346             --             --
Accrued Expenses and Other Liabilities.........             88           30             50            222
                                                -------------- ------------ -------------- --------------
       Total Liabilities.......................         17,259        3,503            139         33,152
                                                -------------- ------------ -------------- --------------
NET ASSETS..................................... $      884,142 $    135,575 $      509,830 $    2,618,249
                                                ============== ============ ============== ==============
Institutional Class Shares -- based on net
  assets of $884,142; $135,575; $509,830 and
  $2,618,249 and shares outstanding of
  88,493,094, 13,529,163, 49,370,619 and
  257,186,498, respectively.................... $         9.99 $      10.02 $        10.33 $        10.18
                                                ============== ============ ============== ==============
NUMBER OF SHARES AUTHORIZED....................  1,000,000,000  500,000,000  1,000,000,000  1,500,000,000
                                                ============== ============ ============== ==============
Investment Securities at Cost.................. $      857,292 $    128,035 $      491,441 $    2,578,485
                                                ============== ============ ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................ $      871,066 $    134,990 $      499,881 $    2,612,321
Total Distributable Earnings (Loss)............         13,076          585          9,949          5,928
                                                -------------- ------------ -------------- --------------
NET ASSETS..................................... $      884,142 $    135,575 $      509,830 $    2,618,249
                                                ============== ============ ============== ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                     DFA                      DFA CALIFORNIA
                                                INTERMEDIATE-  DFA CALIFORNIA INTERMEDIATE-
                                                     TERM        SHORT-TERM        TERM
                                                  MUNICIPAL      MUNICIPAL      MUNICIPAL
                                                BOND PORTFOLIO BOND PORTFOLIO BOND PORTFOLIO
                                                -------------- -------------- --------------
ASSETS:
Investment Securities at Value................. $    2,037,008 $    1,207,873 $      500,009
Temporary Cash Investments at Value & Cost.....             --          5,262         17,054
Cash...........................................         23,184             --             --
Receivables:
   Investment Securities Sold..................             --          1,932             --
   Dividends and Interest......................         22,680         15,492          6,146
   Fund Shares Sold............................          2,220            764            435
Prepaid Expenses and Other Assets..............             39             14             16
                                                -------------- -------------- --------------
       Total Assets............................      2,085,131      1,231,337        523,660
                                                -------------- -------------- --------------
LIABILITIES:
Payables:
   Due to Custodian............................             --          1,932             --
   Investment Securities Purchased.............         13,460            617          3,793
   Fund Shares Redeemed........................          1,568            154            317
   Due to Advisor..............................            300            208             69
Accrued Expenses and Other Liabilities.........            144            100             50
                                                -------------- -------------- --------------
       Total Liabilities.......................         15,472          3,011          4,229
                                                -------------- -------------- --------------
NET ASSETS..................................... $    2,069,659 $    1,228,326 $      519,431
                                                ============== ============== ==============
Institutional Class Shares -- based on net
  assets of $2,069,659; $1,228,326 and
  $519,431 and shares outstanding of
  199,464,286, 119,214,011 and 48,457,612,
  respectively................................. $        10.38 $        10.30 $        10.72
                                                ============== ============== ==============
NUMBER OF SHARES AUTHORIZED....................  1,500,000,000  1,000,000,000  1,000,000,000
                                                ============== ============== ==============
Investment Securities at Cost.................. $    1,981,743 $    1,202,548 $      486,430
                                                ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................ $    2,014,057 $    1,223,376 $      505,813
Total Distributable Earnings (Loss)............         55,602          4,950         13,618
                                                -------------- -------------- --------------
NET ASSETS..................................... $    2,069,659 $    1,228,326 $      519,431
                                                ============== ============== ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                    DFA NY         DFA MN       DFA OREGON
                                                  MUNICIPAL      MUNICIPAL      MUNICIPAL
                                                BOND PORTFOLIO BOND PORTFOLIO BOND PORTFOLIO
                                                -------------- -------------- --------------
ASSETS:
Investment Securities at Value................. $      119,336  $     72,946   $     22,223
Temporary Cash Investments at Value & Cost.....            552            --             --
Cash...........................................             --           415          1,151
Receivables:
   Dividends and Interest......................          1,410           818            303
   Fund Shares Sold............................             20            --             --
   Due from Advisor............................             --            --              1
Deferred Offering Costs........................             --            --             51
Prepaid Expenses and Other Assets..............              7             8             --
                                                --------------  ------------   ------------
       Total Assets............................        121,325        74,187         23,729
                                                --------------  ------------   ------------
LIABILITIES:
Payables:
   Investment Securities Purchased.............             --            --            578
   Fund Shares Redeemed........................            126            30             --
   Due to Advisor..............................             10             7             --
Accrued Expenses and Other Liabilities.........             20            11              7
                                                --------------  ------------   ------------
       Total Liabilities.......................            156            48            585
                                                --------------  ------------   ------------
NET ASSETS..................................... $      121,169  $     74,139   $     23,144
                                                ==============  ============   ============
Institutional Class Shares -- based on net
  assets of $121,169; $74,139 and $23,144 and
  shares outstanding of 11,808,602, 7,377,479
  and 2,314,029, respectively.................. $        10.26  $      10.05   $      10.00
                                                ==============  ============   ============
NUMBER OF SHARES AUTHORIZED....................  1,000,000,000   500,000,000    500,000,000
                                                ==============  ============   ============
Investment Securities at Cost.................. $      118,236  $     72,468   $     22,223
                                                ==============  ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital................................ $      120,041  $     73,683   $     23,141
Total Distributable Earnings (Loss)............          1,128           456              3
                                                --------------  ------------   ------------
NET ASSETS..................................... $      121,169  $     74,139   $     23,144
                                                ==============  ============   ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019
                            (AMOUNTS IN THOUSANDS)

                                                                                                DFA
                                                                              DFA TWO-YEAR  SELECTIVELY  DFA FIVE-YEAR
                                                                 DFA ONE-YEAR GLOBAL FIXED HEDGED GLOBAL GLOBAL FIXED
                                                                 FIXED INCOME    INCOME    FIXED INCOME     INCOME
                                                                  PORTFOLIO#   PORTFOLIO#   PORTFOLIO#    PORTFOLIO#
                                                                 ------------ ------------ ------------- -------------
INVESTMENT INCOME
   Interest.....................................................   $188,850     $112,199     $ 21,603      $ 136,036
   Income from Securities Lending...............................        296           61           17             36
                                                                   --------     --------     --------      ---------
          Total Investment Income...............................    189,146      112,260       21,620        136,072
                                                                   --------     --------     --------      ---------
EXPENSES
   Investment Management Fees...................................     11,806        8,389        1,820         37,566
   Accounting & Transfer Agent Fees.............................      1,260          978          164          2,711
   Custodian Fees...............................................        179          239           49          1,016
   Filing Fees..................................................        188          158           42            277
   Shareholders' Reports........................................        277          185           45            586
   Directors'/Trustees' Fees & Expenses.........................         48           34            7             90
   Professional Fees............................................        141          103           24            278
   Other........................................................        160          117           29            307
                                                                   --------     --------     --------      ---------
          Total Expenses........................................     14,059       10,203        2,180         42,831
                                                                   --------     --------     --------      ---------
   Fees Paid Indirectly (Note C)................................         --         (171)         (27)          (755)
                                                                   --------     --------     --------      ---------
   Net Expenses.................................................     14,059       10,032        2,153         42,076
                                                                   --------     --------     --------      ---------
   NET INVESTMENT INCOME (LOSS).................................    175,087      102,228       19,467         93,996
                                                                   --------     --------     --------      ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**.............................      7,758      (14,551)      (7,643)      (223,369)
       Affiliated Investment Companies Shares Sold..............         23            3           --             --
       Foreign Currency Transactions............................         --       (1,144)         (12)        (1,934)
       Forward Currency Contracts...............................         --       91,348       32,151        806,336
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency...............     37,497       57,063       28,079        374,136
       Affiliated Investment Companies Shares...................         (9)          (2)           1             --
       Translation of Foreign Currency-Denominated Amounts......         --          193           43          1,187
       Forward Currency Contracts...............................         --      (46,587)     (10,404)      (329,331)
                                                                   --------     --------     --------      ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS)......................     45,269       86,323       42,215        627,025
                                                                   --------     --------     --------      ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.   $220,356     $188,551     $ 61,682      $ 721,021
                                                                   ========     ========     ========      =========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019
                            (AMOUNTS IN THOUSANDS)

                                                                    DFA WORLD EX                DFA
                                                                        U.S.     DFA SHORT- INTERMEDIATE  DFA SHORT-
                                                                     GOVERNMENT     TERM     GOVERNMENT  TERM EXTENDED
                                                                    FIXED INCOME GOVERNMENT FIXED INCOME    QUALITY
                                                                     PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO#
                                                                    ------------ ---------- ------------ -------------
INVESTMENT INCOME
   Interest........................................................   $ 13,644    $ 50,197    $125,127     $116,756
   Income from Securities Lending..................................         --          --          --          218
                                                                      --------    --------    --------     --------
          Total Investment Income..................................     13,644      50,197     125,127      116,974
                                                                      --------    --------    --------     --------
EXPENSES
   Investment Management Fees......................................      2,352       4,026       5,193       12,002
   Accounting & Transfer Agent Fees................................        238         433         977        1,088
   Custodian Fees..................................................         97          25          53          153
   Filing Fees.....................................................         92          64          82          219
   Shareholders' Reports...........................................         60         101         209          251
   Directors'/Trustees' Fees & Expenses............................          8          14          30           35
   Professional Fees...............................................         22          42          87          107
   Other...........................................................         31          51         118          121
                                                                      --------    --------    --------     --------
          Total Expenses...........................................      2,900       4,756       6,749       13,976
                                                                      --------    --------    --------     --------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
     Fees Recovered by Advisor (Note C)............................       (286)        (19)         --         (774)
   Fees Paid Indirectly (Note C)...................................        (47)         --          --           --
                                                                      --------    --------    --------     --------
   Net Expenses....................................................      2,567       4,737       6,749       13,202
                                                                      --------    --------    --------     --------
   NET INVESTMENT INCOME (LOSS)....................................     11,077      45,460     118,378      103,772
                                                                      --------    --------    --------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**................................      8,592     (15,943)      6,761      (23,319)
       Affiliated Investment Companies Shares Sold.................         --          --          --           (1)
       Foreign Currency Transactions...............................       (339)         --          --          (77)
       Forward Currency Contracts..................................     79,266          --          --      113,274
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................     82,846      56,188     448,239      145,875
       Affiliated Investment Companies Shares......................         --          --          --            3
       Translation of Foreign Currency-Denominated Amounts.........        436          --          --          212
       Forward Currency Contracts..................................    (37,331)         --          --      (44,073)
                                                                      --------    --------    --------     --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................    133,470      40,245     455,000      191,894
                                                                      --------    --------    --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....   $144,547    $ 85,705    $573,378     $295,666
                                                                      ========    ========    ========     ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019
                            (AMOUNTS IN THOUSANDS)

                                                                  DFA
                                                             INTERMEDIATE-
                                                             TERM EXTENDED DFA TARGETED  DFA GLOBAL CORE
                                                                QUALITY       CREDIT       PLUS FIXED      DFA INVESTMENT
                                                              PORTFOLIO#    PORTFOLIO#  INCOME PORTFOLIO# GRADE PORTFOLIO #
                                                             ------------- ------------ ----------------- -----------------
INVESTMENT INCOME
   Interest.................................................   $ 60,051      $16,432        $ 21,193         $  261,347
   Income from Securities Lending...........................        185           36             168              1,268
                                                               --------      -------        --------         ----------
          Total Investment Income...........................     60,236       16,468          21,361            262,615
                                                               --------      -------        --------         ----------
EXPENSES
   Investment Management Fees...............................      3,472        1,348           2,331             18,076
   Accounting & Transfer Agent Fees.........................        289          175             202              1,658
   Custodian Fees...........................................         12           18              44                 82
   Filing Fees..............................................         56           66             133                181
   Shareholders' Reports....................................         77           42              31                315
   Directors'/Trustees' Fees & Expenses.....................         11            5               4                 53
   Professional Fees........................................         32           12              30                158
   Organizational & Offering Costs..........................         --           --              13                 --
   Other....................................................         43           20              20                203
                                                               --------      -------        --------         ----------
          Total Expenses....................................      3,992        1,686           2,808             20,726
                                                               --------      -------        --------         ----------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees Recovered by Advisor (Note C)..............       (172)        (267)            (11)              (841)
                                                               --------      -------        --------         ----------
   Net Expenses.............................................      3,820        1,419           2,797             19,885
                                                               --------      -------        --------         ----------
   NET INVESTMENT INCOME (LOSS).............................     56,416       15,049          18,564            242,730
                                                               --------      -------        --------         ----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**.........................        596          688          (3,435)           (26,638)
       Affiliated Investment Companies Shares Sold..........         (4)          --              (3)                13
       Foreign Currency Transactions........................         --          (37)         35,410               (111)
       Forward Currency Contracts...........................         --       14,795              --             24,616
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency...........    189,030       21,583          74,421            836,659
       Affiliated Investment Companies Shares...............          9            3               7                 57
       Translation of Foreign Currency-Denominated
         Amounts............................................         --           32             256                 21
       Forward Currency Contracts...........................         --       (6,974)        (21,664)           (10,327)
                                                               --------      -------        --------         ----------
   NET REALIZED AND UNREALIZED GAIN (LOSS)..................    189,631       30,090          84,992            824,290
                                                               --------      -------        --------         ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................   $246,047      $45,139        $103,556         $1,067,020
                                                               ========      =======        ========         ==========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019
                            (AMOUNTS IN THOUSANDS)

                                                                             DFA                DFA INFLATION-  DFA SHORT-
                                                                         DIVERSIFIED              PROTECTED    DURATION REAL
                                                                         FIXED INCOME DFA LTIP    SECURITIES      RETURN
                                                                          PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO#
                                                                         ------------ --------- -------------- -------------
INVESTMENT INCOME
Income Distributions....................................................   $16,905          --           --            --
                                                                           -------     -------     --------      --------
          Total Investment Income.......................................    16,905          --           --            --
                                                                           -------     -------     --------      --------
FUND INVESTMENT INCOME
   Interest.............................................................     3,744     $ 5,237     $104,783      $ 32,348
   Income from Securities Lending.......................................        --          --           --            62
                                                                           -------     -------     --------      --------
          Total Fund Investment Income..................................     3,744       5,237      104,783        32,410
                                                                           -------     -------     --------      --------
EXPENSES
   Investment Management Fees...........................................     1,106         196        4,652         2,910
   Accounting & Transfer Agent Fees.....................................       193          43          593           310
   Custodian Fees.......................................................         3           2           46            61
   Filing Fees..........................................................        80          22           81            62
   Shareholders' Reports................................................        32          20          173            89
   Directors'/Trustees' Fees & Expenses.................................         5           1           27             9
   Professional Fees....................................................         5           4           81            27
   Other................................................................        11           7          106           170
                                                                           -------     -------     --------      --------
          Total Expenses................................................     1,435         295        5,759         3,638
                                                                           -------     -------     --------      --------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
     Recovered by Advisor (Note C)......................................    (1,147)         (1)          --           (37)
                                                                           -------     -------     --------      --------
   Net Expenses.........................................................       288         294        5,759         3,601
                                                                           -------     -------     --------      --------
   NET INVESTMENT INCOME (LOSS).........................................    20,361       4,943       99,024        28,809
                                                                           -------     -------     --------      --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**.....................................      (360)     (1,051)      19,214        (6,498)
       Affiliated Investment Companies Shares Sold......................      (338)         --           --             2
       Swap Contracts...................................................        --          --           --        (2,983)
       Foreign Currency Transactions....................................        --          --           --           (43)
       Forward Currency Contracts.......................................        --          --           --        25,856
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.......................     6,084      36,494      286,465        43,174
       Affiliated Investment Companies Shares...........................    43,274          --           --             3
       Swap Contracts...................................................        --          --           --       (20,599)
       Translation of Foreign Currency-Denominated Amounts..............        --          --           --            27
       Forward Currency Contracts.......................................        --          --           --        (9,099)
                                                                           -------     -------     --------      --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)..............................    48,660      35,443      305,679        29,840
                                                                           -------     -------     --------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.........   $69,021     $40,386     $404,703      $ 58,649
                                                                           =======     =======     ========      ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019
                            (AMOUNTS IN THOUSANDS)

                                                                                      DFA
                                                                                  CALIFORNIA                   DFA SHORT-
                                                                    DFA MUNICIPAL  MUNICIPAL                      TERM
                                                                     REAL RETURN  REAL RETURN DFA MUNICIPAL    MUNICIPAL
                                                                      PORTFOLIO    PORTFOLIO  BOND PORTFOLIO BOND PORTFOLIO
                                                                    ------------- ----------- -------------- --------------
INVESTMENT INCOME
   Interest........................................................   $ 16,139      $ 2,276      $ 8,361        $37,925
                                                                      --------      -------      -------        -------
          Total Investment Income..................................     16,139        2,276        8,361         37,925
                                                                      --------      -------      -------        -------
EXPENSES
   Investment Management Fees......................................      1,735          263          966          5,240
   Accounting & Transfer Agent Fees................................        203           55          122            489
   Custodian Fees..................................................         40           14            7             29
   Filing Fees.....................................................         47           19           65            124
   Shareholders' Reports...........................................         32           17           24             76
   Directors'/Trustees' Fees & Expenses............................          5           --            3             16
   Professional Fees...............................................         15            2            8             46
   Other...........................................................        104           13           16             56
                                                                      --------      -------      -------        -------
          Total Expenses...........................................      2,181          383        1,211          6,076
                                                                      --------      -------      -------        -------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
     Fees Recovered by Advisor (Note C)............................         --           11          (99)            --
   Fees Paid Indirectly (Note C)...................................        (84)         (32)         (38)          (125)
                                                                      --------      -------      -------        -------
   Net Expenses....................................................      2,097          362        1,074          5,951
                                                                      --------      -------      -------        -------
   NET INVESTMENT INCOME (LOSS)....................................     14,042        1,914        7,287         31,974
                                                                      --------      -------      -------        -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**................................       (167)         (28)         (14)           (40)
       Swap Contracts..............................................        320          (48)          --             --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................     49,821        6,441       17,118         19,393
       Swap Contracts..............................................    (25,584)      (3,484)          --             --
                                                                      --------      -------      -------        -------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................     24,390        2,881       17,104         19,353
                                                                      --------      -------      -------        -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....   $ 38,432      $ 4,795      $24,391        $51,327
                                                                      ========      =======      =======        =======

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019
                            (AMOUNTS IN THOUSANDS)

                                                                              DFA                      DFA CALIFORNIA
                                                                         INTERMEDIATE-  DFA CALIFORNIA INTERMEDIATE-
                                                                              TERM        SHORT-TERM        TERM
                                                                           MUNICIPAL      MUNICIPAL      MUNICIPAL
                                                                         BOND PORTFOLIO BOND PORTFOLIO BOND PORTFOLIO
                                                                         -------------- -------------- --------------
INVESTMENT INCOME
   Interest.............................................................    $ 34,487       $17,572        $ 8,269
                                                                            --------       -------        -------
          Total Investment Income.......................................      34,487        17,572          8,269
                                                                            --------       -------        -------
EXPENSES
   Investment Management Fees...........................................       3,853         2,483            976
   Accounting & Transfer Agent Fees.....................................         382           273            127
   Custodian Fees.......................................................          22            15              7
   Filing Fees..........................................................         115            57             29
   Shareholders' Reports................................................          63            35             23
   Directors'/Trustees' Fees & Expenses.................................          11             8              3
   Professional Fees....................................................          32            21              8
   Other................................................................          54            28             16
                                                                            --------       -------        -------
          Total Expenses................................................       4,532         2,920          1,189
                                                                            --------       -------        -------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
     Recovered by Advisor (Note C)......................................        (101)           --            (67)
   Fees Paid Indirectly (Note C)........................................         (96)          (69)           (38)
                                                                            --------       -------        -------
   Net Expenses.........................................................       4,335         2,851          1,084
                                                                            --------       -------        -------
   NET INVESTMENT INCOME (LOSS).........................................      30,152        14,721          7,185
                                                                            --------       -------        -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**.....................................        (132)         (521)          (113)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.......................      81,331         9,345         17,427
                                                                            --------       -------        -------
   NET REALIZED AND UNREALIZED GAIN (LOSS)..............................      81,199         8,824         17,314
                                                                            --------       -------        -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.........    $111,351       $23,545        $24,499
                                                                            ========       =======        =======

--------
** Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019
                            (AMOUNTS IN THOUSANDS)

                                                                             DFA NY         DFA MN        DFA OREGON
                                                                           MUNICIPAL      MUNICIPAL        MUNICIPAL
                                                                         BOND PORTFOLIO BOND PORTFOLIO BOND PORTFOLIO(A)
                                                                         -------------- -------------- -----------------
INVESTMENT INCOME
   Interest.............................................................     $1,765         $1,009           $ 24
                                                                             ------         ------           ----
          Total Investment Income.......................................      1,765          1,009             24
                                                                             ------         ------           ----
EXPENSES
   Investment Management Fees...........................................        228            175              7
   Accounting & Transfer Agent Fees.....................................         53             44              2
   Custodian Fees.......................................................          2              2              2
   Filing Fees..........................................................         22             19             --
   Shareholders' Reports................................................         17             16              1
   Professional Fees....................................................          2              2             --
   Other................................................................          6              5              8
                                                                             ------         ------           ----
          Total Expenses................................................        330            263             20
                                                                             ------         ------           ----
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
     Recovered by Advisor (Note C)......................................        (45)           (39)           (10)
   Fees Paid Indirectly (Note C)........................................        (23)           (14)            --
                                                                             ------         ------           ----
   Net Expenses.........................................................        262            210             10
                                                                             ------         ------           ----
   NET INVESTMENT INCOME (LOSS).........................................      1,503            799             14
                                                                             ------         ------           ----
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**.....................................         --            (16)            --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.......................      1,739          2,198             --
                                                                             ------         ------           ----
   NET REALIZED AND UNREALIZED GAIN (LOSS)..............................      1,739          2,182             --
                                                                             ------         ------           ----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.........     $3,242         $2,981           $ 14
                                                                             ======         ======           ====

--------
** Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.
(a)The Portfolio commenced operations on September 10, 2019.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                             DFA ONE-                DFA TWO-YEAR            DFA SELECTIVELY
                                                            YEAR FIXED                  GLOBAL                HEDGED GLOBAL
                                                              INCOME                 FIXED INCOME             FIXED INCOME
                                                             PORTFOLIO                 PORTFOLIO                PORTFOLIO
                                                     ------------------------  ------------------------  ----------------------
                                                        YEAR         YEAR         YEAR         YEAR         YEAR        YEAR
                                                        ENDED        ENDED        ENDED        ENDED        ENDED       ENDED
                                                       OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,     OCT 31,
                                                        2019         2018         2019         2018         2019        2018
                                                     -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)..................... $   175,087  $   138,457  $   102,228  $    93,691  $   19,467  $   19,282
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**...............       7,758      (17,244)     (14,551)     (43,407)     (7,643)     (8,987)
       Affiliated Investment Companies
         Shares Sold................................          23          (27)           3           (5)         --          (2)
       Foreign Currency Transactions................          --           --       (1,144)        (217)        (12)        (89)
       Forward Currency Contracts...................          --           --       91,348       63,372      32,151      24,270
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency...................................      37,497      (21,946)      57,063      (51,466)     28,079     (28,811)
       Affiliated Investment Companies Shares.......          (9)          17           (2)           3           1          --
       Translation of Foreign
         Currency-Denominated Amounts...............          --           --          193          (34)         43         (17)
       Forward Currency Contracts...................          --           --      (46,587)     (12,380)    (10,404)      8,093
                                                     -----------  -----------  -----------  -----------  ----------  ----------
          Net Increase (Decrease) in Net
            Assets Resulting from Operations........     220,356       99,257      188,551       49,557      61,682      13,739
                                                     -----------  -----------  -----------  -----------  ----------  ----------
Distributions:
       Institutional Class Shares...................    (170,989)    (134,236)    (141,446)     (67,032)    (37,788)    (19,847)
                                                     -----------  -----------  -----------  -----------  ----------  ----------
          Total Distributions.......................    (170,989)    (134,236)    (141,446)     (67,032)    (37,788)    (19,847)
                                                     -----------  -----------  -----------  -----------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued....................................   3,514,943    4,214,515    1,273,102    1,406,818     186,134     260,563
   Shares Issued in Lieu of Cash
     Distributions..................................     158,775      124,874      129,904       61,604      37,698      19,805
   Shares Redeemed..................................  (4,274,622)  (3,792,350)  (1,522,630)  (1,061,658)   (222,433)   (201,281)
                                                     -----------  -----------  -----------  -----------  ----------  ----------
          Net Increase (Decrease) from
            Capital Share Transactions..............    (600,904)     547,039     (119,624)     406,764       1,399      79,087
                                                     -----------  -----------  -----------  -----------  ----------  ----------
          Total Increase (Decrease) in Net
            Assets..................................    (551,537)     512,060      (72,519)     389,289      25,293      72,979
NET ASSETS
   Beginning of Year................................   7,970,071    7,458,011    5,590,939    5,201,650   1,210,704   1,137,725
                                                     -----------  -----------  -----------  -----------  ----------  ----------
   End of Year...................................... $ 7,418,534  $ 7,970,071  $ 5,518,420  $ 5,590,939  $1,235,997  $1,210,704
                                                     ===========  ===========  ===========  ===========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued....................................     341,528      410,649      128,270      141,973      19,503      27,307
   Shares Issued in Lieu of Cash
     Distributions..................................      15,430       12,179       13,178        6,228       4,036       2,085
   Shares Redeemed..................................    (415,202)    (369,575)    (153,222)    (107,140)    (23,331)    (21,084)
                                                     -----------  -----------  -----------  -----------  ----------  ----------
          Net Increase (Decrease) from
            Shares Issued and Redeemed..............     (58,244)      53,253      (11,774)      41,061         208       8,308
                                                     ===========  ===========  ===========  ===========  ==========  ==========

                                                                DFA
                                                             FIVE-YEAR
                                                           GLOBAL FIXED
                                                         INCOME PORTFOLIO
                                                     ------------------------
                                                        YEAR         YEAR
                                                        ENDED        ENDED
                                                       OCT 31,      OCT 31,
                                                        2019         2018
                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)..................... $    93,996  $   151,731
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**...............    (223,369)    (204,764)
       Affiliated Investment Companies
         Shares Sold................................          --          (17)
       Foreign Currency Transactions................      (1,934)       5,633
       Forward Currency Contracts...................     806,336      536,489
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency...................................     374,136     (587,143)
       Affiliated Investment Companies Shares.......          --            3
       Translation of Foreign
         Currency-Denominated Amounts...............       1,187         (821)
       Forward Currency Contracts...................    (329,331)     152,598
                                                     -----------  -----------
          Net Increase (Decrease) in Net
            Assets Resulting from Operations........     721,021       53,709
                                                     -----------  -----------
Distributions:
       Institutional Class Shares...................    (619,057)    (226,263)
                                                     -----------  -----------
          Total Distributions.......................    (619,057)    (226,263)
                                                     -----------  -----------
Capital Share Transactions (1):
   Shares Issued....................................   3,716,149    3,770,863
   Shares Issued in Lieu of Cash
     Distributions..................................     583,539      213,684
   Shares Redeemed..................................  (3,976,985)  (2,766,123)
                                                     -----------  -----------
          Net Increase (Decrease) from
            Capital Share Transactions..............     322,703    1,218,424
                                                     -----------  -----------
          Total Increase (Decrease) in Net
            Assets..................................     424,667    1,045,870
NET ASSETS
   Beginning of Year................................  15,130,986   14,085,116
                                                     -----------  -----------
   End of Year...................................... $15,555,653  $15,130,986
                                                     ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued....................................     344,630      346,747
   Shares Issued in Lieu of Cash
     Distributions..................................      55,469       19,638
   Shares Redeemed..................................    (369,922)    (254,450)
                                                     -----------  -----------
          Net Increase (Decrease) from
            Shares Issued and Redeemed..............      30,177      111,935
                                                     ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                           DFA WORLD EX U.S.                                DFA INTERMEDIATE
                                                           GOVERNMENT FIXED         DFA SHORT-TERM          GOVERNMENT FIXED
                                                           INCOME PORTFOLIO      GOVERNMENT PORTFOLIO       INCOME PORTFOLIO
                                                        ----------------------  ----------------------  -----------------------
                                                           YEAR        YEAR        YEAR        YEAR        YEAR         YEAR
                                                           ENDED       ENDED       ENDED       ENDED       ENDED        ENDED
                                                          OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                           2019        2018        2019        2018        2019         2018
                                                        ----------  ----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........................ $   11,077  $    9,807  $   45,460  $   34,564  $   118,378  $  107,648
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**..................      8,592      21,129     (15,943)     (8,657)       6,761     (29,472)
       Affiliated Investment Companies Shares
         Sold..........................................         --          --          --          --           --          --
       Foreign Currency Transactions...................       (339)        127          --          --           --          --
       Forward Currency Contracts......................     79,266      48,335          --          --           --          --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency......................................     82,846     (60,943)     56,188     (39,753)     448,239    (192,885)
       Affiliated Investment Companies Shares..........         --          --          --          --           --          --
       Translation of Foreign
         Currency-Denominated Amounts..................        436        (370)         --          --           --          --
       Forward Currency Contracts......................    (37,331)      7,776          --          --           --          --
                                                        ----------  ----------  ----------  ----------  -----------  ----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations..................    144,547      25,861      85,705     (13,846)     573,378    (114,709)
                                                        ----------  ----------  ----------  ----------  -----------  ----------
Distributions:
       Institutional Class Shares......................    (83,829)     (1,574)    (44,098)    (32,064)    (116,094)   (107,136)
                                                        ----------  ----------  ----------  ----------  -----------  ----------
          Total Distributions..........................    (83,829)     (1,574)    (44,098)    (32,064)    (116,094)   (107,136)
                                                        ----------  ----------  ----------  ----------  -----------  ----------
Capital Share Transactions (1):
   Shares Issued.......................................    523,406     311,042     641,748     651,375    1,165,957   1,241,223
   Shares Issued in Lieu of Cash Distributions.........     81,438       1,534      40,238      29,939      110,257     101,281
   Shares Redeemed.....................................   (304,226)   (144,466)   (721,109)   (552,871)  (1,086,981)   (785,830)
                                                        ----------  ----------  ----------  ----------  -----------  ----------
          Net Increase (Decrease) from Capital
            Share Transactions.........................    300,618     168,110     (39,123)    128,443      189,233     556,674
                                                        ----------  ----------  ----------  ----------  -----------  ----------
          Total Increase (Decrease) in Net
            Assets.....................................    361,336     192,397       2,484      82,533      646,517     334,829
NET ASSETS
   Beginning of Year...................................  1,126,037     933,640   2,304,374   2,221,841    4,964,670   4,629,841
                                                        ----------  ----------  ----------  ----------  -----------  ----------
   End of Year......................................... $1,487,373  $1,126,037  $2,306,858  $2,304,374  $ 5,611,187  $4,964,670
                                                        ==========  ==========  ==========  ==========  ===========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.......................................     50,680      30,234      61,021      62,307       93,063     102,427
   Shares Issued in Lieu of Cash Distributions.........      8,301         149       3,825       2,871        8,798       8,365
   Shares Redeemed.....................................    (29,575)    (14,028)    (68,502)    (52,932)     (87,670)    (64,976)
                                                        ----------  ----------  ----------  ----------  -----------  ----------
          Net Increase (Decrease) from Shares
            Issued and Redeemed........................     29,406      16,355      (3,656)     12,246       14,191      45,816
                                                        ==========  ==========  ==========  ==========  ===========  ==========

                                                                   DFA
                                                           SHORT-TERM EXTENDED
                                                            QUALITY PORTFOLIO
                                                        ------------------------
                                                           YEAR         YEAR
                                                           ENDED        ENDED
                                                          OCT 31,      OCT 31,
                                                           2019         2018
                                                        -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........................ $   103,772  $   102,558
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**..................     (23,319)     (19,815)
       Affiliated Investment Companies Shares
         Sold..........................................          (1)          (2)
       Foreign Currency Transactions...................         (77)        (372)
       Forward Currency Contracts......................     113,274       87,752
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency......................................     145,875     (166,633)
       Affiliated Investment Companies Shares..........           3            2
       Translation of Foreign
         Currency-Denominated Amounts..................         212         (182)
       Forward Currency Contracts......................     (44,073)      11,894
                                                        -----------  -----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations..................     295,666       15,202
                                                        -----------  -----------
Distributions:
       Institutional Class Shares......................    (142,314)    (104,210)
                                                        -----------  -----------
          Total Distributions..........................    (142,314)    (104,210)
                                                        -----------  -----------
Capital Share Transactions (1):
   Shares Issued.......................................   2,062,765    1,708,188
   Shares Issued in Lieu of Cash Distributions.........     139,001      102,004
   Shares Redeemed.....................................  (1,471,131)  (1,630,889)
                                                        -----------  -----------
          Net Increase (Decrease) from Capital
            Share Transactions.........................     730,635      179,303
                                                        -----------  -----------
          Total Increase (Decrease) in Net
            Assets.....................................     883,987       90,295
NET ASSETS
   Beginning of Year...................................   5,650,059    5,559,764
                                                        -----------  -----------
   End of Year......................................... $ 6,534,046  $ 5,650,059
                                                        ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.......................................     191,700      159,261
   Shares Issued in Lieu of Cash Distributions.........      13,107        9,516
   Shares Redeemed.....................................    (137,209)    (152,282)
                                                        -----------  -----------
          Net Increase (Decrease) from Shares
            Issued and Redeemed........................      67,598       16,495
                                                        ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                               DFA INTERMEDIATE-                               DFA GLOBAL
                                                                 TERM EXTENDED          DFA TARGETED         CORE PLUS FIXED
                                                               QUALITY PORTFOLIO      CREDIT PORTFOLIO      INCOME PORTFOLIO
                                                            ----------------------  --------------------  --------------------
                                                                                                                       PERIOD
                                                                                                                       JAN 11,
                                                               YEAR        YEAR       YEAR       YEAR        YEAR      2018(A)
                                                               ENDED       ENDED      ENDED      ENDED       ENDED       TO
                                                              OCT 31,     OCT 31,    OCT 31,    OCT 31,     OCT 31,    OCT 31,
                                                               2019        2018       2019       2018        2019       2018
                                                            ----------  ----------  ---------  ---------  ----------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)............................ $   56,416  $   59,068  $  15,049  $  13,278  $   18,564  $  6,618
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**......................        596     (14,076)       688       (807)     (3,435)     (629)
       Affiliated Investment Companies Shares Sold.........         (4)        (20)        --         (2)         (3)   (2,559)
       Foreign Currency Transactions.......................         --          --        (37)         6      35,410      (197)
       Forward Currency Contracts..........................         --          --     14,795      4,180          --    20,855
   Change in Unrealized Appreciation (Depreciation)
     of:
       Investment Securities and Foreign Currency..........    189,030    (110,775)    21,583    (20,100)     74,421   (32,027)
       Affiliated Investment Companies Shares..............          9           4          3          1           7        (1)
       Translation of Foreign Currency-Denominated
         Amounts...........................................         --          --         32        (18)        256      (102)
       Forward Currency Contracts..........................         --          --     (6,974)     3,019     (21,664)    7,407
                                                            ----------  ----------  ---------  ---------  ----------  --------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations......................    246,047     (65,799)    45,139       (443)    103,556      (635)
                                                            ----------  ----------  ---------  ---------  ----------  --------
Distributions:
       Institutional Class Shares..........................    (55,145)    (63,709)   (16,395)   (14,525)    (35,318)   (2,471)
                                                            ----------  ----------  ---------  ---------  ----------  --------
          Total Distributions..............................    (55,145)    (63,709)   (16,395)   (14,525)    (35,318)   (2,471)
                                                            ----------  ----------  ---------  ---------  ----------  --------
Capital Share Transactions (1):
   Shares Issued...........................................    437,804     594,054    278,164    254,756   1,027,377   627,094
   Shares Issued in Lieu of Cash Distributions.............     51,783      59,798     15,909     14,077      35,318     2,471
   Shares Redeemed.........................................   (750,304)   (547,044)  (207,990)  (116,673)   (201,879)  (34,134)
                                                            ----------  ----------  ---------  ---------  ----------  --------
          Net Increase (Decrease) from Capital
            Share Transactions.............................   (260,717)    106,808     86,083    152,160     860,816   595,431
                                                            ----------  ----------  ---------  ---------  ----------  --------
          Total Increase (Decrease) in Net Assets..........    (69,815)    (22,700)   114,827    137,192     929,054   592,325
NET ASSETS
   Beginning of Period.....................................  1,782,191   1,804,891    651,780    514,588     592,325        --
                                                            ----------  ----------  ---------  ---------  ----------  --------
   End of Period........................................... $1,712,376  $1,782,191  $ 766,607  $ 651,780  $1,521,379  $592,325
                                                            ==========  ==========  =========  =========  ==========  ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...........................................     40,841      56,798     27,911     25,763     101,960    63,115
   Shares Issued in Lieu of Cash Distributions.............      4,827       5,734      1,613      1,425       3,728       250
   Shares Redeemed.........................................    (70,148)    (52,724)   (20,861)   (11,815)    (20,658)   (3,451)
                                                            ----------  ----------  ---------  ---------  ----------  --------
          Net Increase (Decrease) from Shares
            Issued and Redeemed............................    (24,480)      9,808      8,663     15,373      85,030    59,914
                                                            ==========  ==========  =========  =========  ==========  ========

                                                              DFA INVESTMENT GRADE
                                                                    PORTFOLIO
                                                            ------------------------


                                                               YEAR         YEAR
                                                               ENDED        ENDED
                                                              OCT 31,      OCT 31,
                                                               2019         2018
                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)............................ $   242,730  $   217,652
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**......................     (26,638)     (35,141)
       Affiliated Investment Companies Shares Sold.........          13          (85)
       Foreign Currency Transactions.......................        (111)         (99)
       Forward Currency Contracts..........................      24,616       13,170
   Change in Unrealized Appreciation (Depreciation)
     of:
       Investment Securities and Foreign Currency..........     836,659     (402,382)
       Affiliated Investment Companies Shares..............          57           18
       Translation of Foreign Currency-Denominated
         Amounts...........................................          21           (7)
       Forward Currency Contracts..........................     (10,327)       2,028
                                                            -----------  -----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations......................   1,067,020     (204,846)
                                                            -----------  -----------
Distributions:
       Institutional Class Shares..........................    (241,381)    (212,294)
                                                            -----------  -----------
          Total Distributions..............................    (241,381)    (212,294)
                                                            -----------  -----------
Capital Share Transactions (1):
   Shares Issued...........................................   2,817,218    3,474,177
   Shares Issued in Lieu of Cash Distributions.............     237,758      209,307
   Shares Redeemed.........................................  (2,676,114)  (2,812,841)
                                                            -----------  -----------
          Net Increase (Decrease) from Capital
            Share Transactions.............................     378,862      870,643
                                                            -----------  -----------
          Total Increase (Decrease) in Net Assets..........   1,204,501      453,503
NET ASSETS
   Beginning of Period.....................................   8,638,793    8,185,290
                                                            -----------  -----------
   End of Period........................................... $ 9,843,294  $ 8,638,793
                                                            ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...........................................     258,905      327,812
   Shares Issued in Lieu of Cash Distributions.............      21,807       19,784
   Shares Redeemed.........................................    (248,227)    (266,225)
                                                            -----------  -----------
          Net Increase (Decrease) from Shares
            Issued and Redeemed............................      32,485       81,371
                                                            ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                      DFA DIVERSIFIED                              DFA INFLATION-
                                        FIXED INCOME           DFA LTIP         PROTECTED SECURITIES      DFA SHORT-DURATION
                                         PORTFOLIO             PORTFOLIO              PORTFOLIO          REAL RETURN PORTFOLIO
                                   ---------------------  ------------------  ------------------------  ----------------------
                                      YEAR       YEAR       YEAR      YEAR       YEAR         YEAR         YEAR        YEAR
                                      ENDED      ENDED      ENDED     ENDED      ENDED        ENDED        ENDED       ENDED
                                     OCT 31,    OCT 31,    OCT 31,   OCT 31,    OCT 31,      OCT 31,      OCT 31,     OCT 31,
                                      2019       2018       2019      2018       2019         2018         2019        2018
                                   ----------  ---------  --------  --------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
   Net Investment Income
     (Loss)....................... $   20,361  $  13,508  $  4,943  $  5,730  $    99,024  $   137,272  $   28,809  $   22,734
   Capital Gain
     Distributions
     Received from
     Investment
     Securities...................         --        302        --        --           --           --          --          --
   Net Realized Gain
     (Loss) on:
       Investment
         Securities
         Sold*,**.................       (360)      (403)   (1,051)      862       19,214      (14,593)     (6,498)     (4,509)
       Affiliated
         Investment
         Companies
         Shares Sold..............       (338)        --        --        --           --           --           2          (4)
       Swap Contracts.............         --         --        --        --           --           --      (2,983)      2,092
       Foreign Currency
         Transactions.............         --         --        --        --           --           --         (43)         (4)
       Forward Currency
         Contracts................         --         --        --        --           --           --      25,856      17,453
   Change in Unrealized
     Appreciation
     (Depreciation) of:
       Investment
         Securities and
         Foreign Currency.........      6,084     (3,675)   36,494   (17,426)     286,465     (194,604)     43,174     (35,170)
       Affiliated
         Investment
         Companies Shares.........     43,274    (15,638)       --        --           --           --           3           1
       Swap Contracts.............         --         --        --        --           --           --     (20,599)      3,426
       Translation of
         Foreign
         Currency-Denominated
         Amounts..................         --         --        --        --           --           --          27         (22)
       Forward Currency
         Contracts................         --         --        --        --           --           --      (9,099)      2,070
                                   ----------  ---------  --------  --------  -----------  -----------  ----------  ----------
          Net Increase
            (Decrease)
            in Net
            Assets
            Resulting
            from
            Operations............     69,021     (5,906)   40,386   (10,834)     404,703      (71,925)     58,649       8,067
                                   ----------  ---------  --------  --------  -----------  -----------  ----------  ----------
Distributions:
       Institutional
         Class Shares.............    (20,204)   (13,542)   (5,453)   (5,731)     (96,788)    (141,539)    (38,948)    (19,458)
                                   ----------  ---------  --------  --------  -----------  -----------  ----------  ----------
          Total
            Distributions.........    (20,204)   (13,542)   (5,453)   (5,731)     (96,788)    (141,539)    (38,948)    (19,458)
                                   ----------  ---------  --------  --------  -----------  -----------  ----------  ----------
Capital Share
  Transactions (1):
   Shares Issued..................    430,279    467,593    58,343    93,798    1,231,285    1,424,209     425,606     591,329
   Shares Issued in Lieu
     of Cash
     Distributions................     20,200     13,539     5,453     5,731       91,253      128,414      38,094      18,997
   Shares Redeemed................   (230,642)  (195,404)  (52,337)  (38,907)  (1,234,043)  (1,207,134)   (440,322)   (287,635)
                                   ----------  ---------  --------  --------  -----------  -----------  ----------  ----------
          Net Increase
            (Decrease)
            from Capital
            Share
            Transactions..........    219,837    285,728    11,459    60,622       88,495      345,489      23,378     322,691
                                   ----------  ---------  --------  --------  -----------  -----------  ----------  ----------
          Total Increase
            (Decrease)
            in Net Assets.........    268,654    266,280    46,392    44,057      396,410      132,025      43,079     311,300
NET ASSETS
   Beginning of Year..............    796,296    530,016   168,648   124,591    4,491,326    4,359,301   1,441,718   1,130,418
                                   ----------  ---------  --------  --------  -----------  -----------  ----------  ----------
   End of Year.................... $1,064,950  $ 796,296  $215,040  $168,648  $ 4,887,736  $ 4,491,326  $1,484,797  $1,441,718
                                   ==========  =========  ========  ========  ===========  ===========  ==========  ==========
(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued..................     44,054     48,776     6,328    10,137      104,817      122,790      43,208      59,699
   Shares Issued in Lieu
     of Cash
     Distributions................      2,073      1,413       579       612        7,698       11,087       3,960       1,933
   Shares Redeemed................    (23,679)   (20,443)   (5,546)   (4,219)    (105,557)    (104,237)    (44,873)    (29,051)
                                   ----------  ---------  --------  --------  -----------  -----------  ----------  ----------
          Net Increase
            (Decrease)
            from Shares
            Issued and
            Redeemed..............     22,448     29,746     1,361     6,530        6,958       29,640       2,295      32,581
                                   ==========  =========  ========  ========  ===========  ===========  ==========  ==========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                           DFA CALIFORNIA                               DFA SHORT-TERM
                                    DFA MUNICIPAL REAL     MUNICIPAL REAL        DFA MUNICIPAL          MUNICIPAL BOND
                                     RETURN PORTFOLIO     RETURN PORTFOLIO      BOND PORTFOLIO            PORTFOLIO
                                   --------------------  ------------------  --------------------  -----------------------
                                                                    PERIOD
                                                                    NOV 01,
                                     YEAR       YEAR       YEAR     2017(A)    YEAR       YEAR        YEAR         YEAR
                                     ENDED      ENDED      ENDED      TO       ENDED      ENDED       ENDED        ENDED
                                    OCT 31,    OCT 31,    OCT 31,   OCT 31,   OCT 31,    OCT 31,     OCT 31,      OCT 31,
                                     2019       2018       2019      2018      2019       2018        2019         2018
                                   ---------  ---------  --------  --------  ---------  ---------  -----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
   Net Investment Income
     (Loss)....................... $  14,042  $  12,183  $  1,914  $  1,127  $   7,287  $   5,687  $    31,974  $   27,896
   Net Realized Gain (Loss)
     on:
       Investment Securities
         Sold*,**.................      (167)      (758)      (28)       --        (14)        (6)         (40)        (31)
       Swap Contracts.............       320        747       (48)       --         --         --           --          --
Change in Unrealized
  Appreciation (Depreciation)
  of:
   Investment Securities and
     Foreign Currency.............    49,821    (25,235)    6,441    (2,482)    17,118     (8,949)      19,393     (20,244)
   Swap Contracts.................   (25,584)     5,402    (3,484)      138         --         --           --          --
                                   ---------  ---------  --------  --------  ---------  ---------  -----------  ----------
          Net Increase
            (Decrease) in
            Net Assets
            Resulting
            from
            Operations............    38,432     (7,661)    4,795    (1,217)    24,391     (3,268)      51,327       7,621
                                   ---------  ---------  --------  --------  ---------  ---------  -----------  ----------
Distributions:
       Institutional
         Class Shares.............   (14,027)   (12,044)   (1,907)   (1,086)    (7,271)    (5,602)     (32,121)    (27,517)
                                   ---------  ---------  --------  --------  ---------  ---------  -----------  ----------
          Total
            Distributions.........   (14,027)   (12,044)   (1,907)   (1,086)    (7,271)    (5,602)     (32,121)    (27,517)
                                   ---------  ---------  --------  --------  ---------  ---------  -----------  ----------
Capital Share Transactions (1):
   Shares Issued..................   290,520    410,521    64,370   145,121    166,180    264,400    1,033,600     906,692
   Shares Issued in Lieu of
     Cash Distributions...........    14,011     12,037     1,907     1,086      7,226      5,583       28,928      26,799
   Shares Redeemed................  (310,504)  (253,964)  (55,958)  (21,536)  (134,143)  (159,604)  (1,016,742)   (892,279)
                                   ---------  ---------  --------  --------  ---------  ---------  -----------  ----------
          Net Increase
            (Decrease)
            from Capital
            Share
            Transactions..........    (5,973)   168,594    10,319   124,671     39,263    110,379       45,786      41,212
                                   ---------  ---------  --------  --------  ---------  ---------  -----------  ----------
          Total Increase
            (Decrease) in
            Net Assets............    18,432    148,889    13,207   122,368     56,383    101,509       64,992      21,316
NET ASSETS
   Beginning of Year..............   865,710    716,821   122,368        --    453,447    351,938    2,553,257   2,531,941
                                   ---------  ---------  --------  --------  ---------  ---------  -----------  ----------
   End of Year.................... $ 884,142  $ 865,710  $135,575  $122,368  $ 509,830  $ 453,447  $ 2,618,249  $2,553,257
                                   =========  =========  ========  ========  =========  =========  ===========  ==========
(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued..................    29,354     41,589     6,482    14,545     16,318     26,315      101,744      89,489
   Shares Issued in Lieu of
     Cash Distributions...........     1,408      1,223       191       109        706        557        2,846       2,647
   Shares Redeemed................   (31,450)   (25,760)   (5,633)   (2,165)   (13,193)   (15,893)    (100,079)    (88,080)
                                   ---------  ---------  --------  --------  ---------  ---------  -----------  ----------
          Net Increase
            (Decrease)
            from Shares
            Issued and
            Redeemed..............      (688)    17,052     1,040    12,489      3,831     10,979        4,511       4,056
                                   =========  =========  ========  ========  =========  =========  ===========  ==========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                                     DFA CALIFORNIA
                                                   DFA INTERMEDIATE-                                INTERMEDIATE-TERM
                                                  TERM MUNICIPAL BOND   DFA CALIFORNIA SHORT-TERM    MUNICIPAL BOND
                                                       PORTFOLIO        MUNICIPAL BOND PORTFOLIO        PORTFOLIO
                                                ----------------------  ------------------------  --------------------
                                                   YEAR        YEAR        YEAR         YEAR        YEAR       YEAR
                                                   ENDED       ENDED       ENDED        ENDED       ENDED      ENDED
                                                  OCT 31,     OCT 31,     OCT 31,      OCT 31,     OCT 31,    OCT 31,
                                                   2019        2018        2019         2018        2019       2018
                                                ----------  ----------  ----------   ----------   ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................ $   30,152  $   26,566  $   14,721   $   11,227   $   7,185  $   5,810
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**..........       (132)        (92)       (521)         (96)       (113)       (13)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency......................     81,331     (44,920)      9,345       (8,418)     17,427     (9,087)
                                                ----------  ----------  ----------   ----------   ---------  ---------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.........................    111,351     (18,446)     23,545        2,713      24,499     (3,290)
                                                ----------  ----------  ----------   ----------   ---------  ---------
Distributions:
       Institutional Class Shares..............    (30,101)    (26,332)    (14,735)     (11,064)     (7,149)    (5,751)
                                                ----------  ----------  ----------   ----------   ---------  ---------
          Total Distributions..................    (30,101)    (26,332)    (14,735)     (11,064)     (7,149)    (5,751)
                                                ----------  ----------  ----------   ----------   ---------  ---------
Capital Share Transactions (1):
   Shares Issued...............................    764,488     682,137     386,341      536,227     163,979    222,985
   Shares Issued in Lieu of Cash
     Distributions.............................     28,921      25,243      14,141       10,947       7,052      5,676
   Shares Redeemed.............................   (587,680)   (547,570)   (366,699)    (384,629)   (104,499)  (131,373)
                                                ----------  ----------  ----------   ----------   ---------  ---------
          Net Increase (Decrease) from
            Capital Share Transactions.........    205,729     159,810      33,783      162,545      66,532     97,288
                                                ----------  ----------  ----------   ----------   ---------  ---------
          Total Increase (Decrease) in
            Net Assets.........................    286,979     115,032      42,593      154,194      83,882     88,247
NET ASSETS
   Beginning of Year...........................  1,782,680   1,667,648   1,185,733    1,031,539     435,549    347,302
                                                ----------  ----------  ----------   ----------   ---------  ---------
   End of Year................................. $2,069,659  $1,782,680  $1,228,326   $1,185,733   $ 519,431  $ 435,549
                                                ==========  ==========  ==========   ==========   =========  =========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...............................     74,969      67,950      37,575       52,277      15,534     21,398
   Shares Issued in Lieu of Cash
     Distributions.............................      2,819       2,519       1,374        1,068         664        545
   Shares Redeemed.............................    (57,788)    (54,612)    (35,640)     (37,491)     (9,902)   (12,613)
                                                ----------  ----------  ----------   ----------   ---------  ---------
          Net Increase (Decrease) from
            Shares Issued and Redeemed.........     20,000      15,857       3,309       15,854       6,296      9,330
                                                ==========  ==========  ==========   ==========   =========  =========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    DFA NY MUNICIPAL    DFA MN MUNICIPAL   DFA OREGON MUNICIPAL
                                                                     BOND PORTFOLIO      BOND PORTFOLIO       BOND PORTFOLIO
                                                                   ------------------  ------------------  --------------------
                                                                                                                  PERIOD
                                                                                                                 SEP 10,
                                                                     YEAR      YEAR      YEAR      YEAR          2019(A)
                                                                     ENDED     ENDED     ENDED     ENDED            TO
                                                                    OCT 31,   OCT 31,   OCT 31,   OCT 31,        OCT 31,
                                                                     2019      2018      2019      2018            2019
                                                                   --------  --------  --------  --------  --------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................................... $  1,503  $  1,123  $    799  $    709        $    14
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**.............................       --        (8)      (16)      (27)            --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.................    1,739    (1,345)    2,198    (1,420)            --
                                                                   --------  --------  --------  --------        -------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations.......................................    3,242      (230)    2,981      (738)            14
                                                                   --------  --------  --------  --------        -------
Distributions:
       Institutional Class Shares.................................   (1,493)   (1,109)     (795)     (698)           (11)
                                                                   --------  --------  --------  --------        -------
          Total Distributions.....................................   (1,493)   (1,109)     (795)     (698)           (11)
                                                                   --------  --------  --------  --------        -------
Capital Share Transactions (1):
   Shares Issued..................................................   40,618    38,034    19,440    59,841         23,898
   Shares Issued in Lieu of Cash Distributions....................    1,493     1,109       795       698             11
   Shares Redeemed................................................  (23,123)  (28,576)  (14,600)  (54,044)          (768)
                                                                   --------  --------  --------  --------        -------
          Net Increase (Decrease) from Capital Share
            Transactions..........................................   18,988    10,567     5,635     6,495         23,141
                                                                   --------  --------  --------  --------        -------
          Total Increase (Decrease) in Net Assets.................   20,737     9,228     7,821     5,059         23,144
NET ASSETS
   Beginning of Year..............................................  100,432    91,204    66,318    61,259             --
                                                                   --------  --------  --------  --------        -------
   End of Year.................................................... $121,169  $100,432  $ 74,139  $ 66,318        $23,144
                                                                   ========  ========  ========  ========        =======
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..................................................    3,975     3,749     1,961     6,101          2,390
   Shares Issued in Lieu of Cash Distributions....................      146       109        80        71              1
   Shares Redeemed................................................   (2,261)   (2,816)   (1,480)   (5,511)           (77)
                                                                   --------  --------  --------  --------        -------
          Net Increase (Decrease) from Shares Issued and
            Redeemed..............................................    1,860     1,042       561       661          2,314
                                                                   ========  ========  ========  ========        =======

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          DFA ONE-YEAR FIXED INCOME PORTFOLIO
                                              ----------------------------------------------------------
                                                 YEAR        YEAR        YEAR        YEAR        YEAR
                                                 ENDED       ENDED       ENDED       ENDED       ENDED
                                                OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                 2019        2018        2017        2016        2015
                                              ----------  ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Year........... $    10.24  $    10.29  $    10.31  $    10.32  $    10.32
                                              ----------  ----------  ----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)..............       0.23        0.18        0.11        0.07        0.04
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...............       0.06       (0.06)      (0.02)         --        0.01
                                              ----------  ----------  ----------  ----------  ----------
       Total from Investment Operations......       0.29        0.12        0.09        0.07        0.05
                                              ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income.....................      (0.22)      (0.17)      (0.11)      (0.07)      (0.04)
   Net Realized Gains........................         --          --          --       (0.01)      (0.01)
                                              ----------  ----------  ----------  ----------  ----------
       Total Distributions...................      (0.22)      (0.17)      (0.11)      (0.08)      (0.05)
                                              ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Year................. $    10.31  $    10.24  $    10.29  $    10.31  $    10.32
                                              ==========  ==========  ==========  ==========  ==========
Total Return.................................       2.90%       1.22%       0.86%       0.70%       0.44%
                                              ----------  ----------  ----------  ----------  ----------
Net Assets, End of Year (thousands).......... $7,418,534  $7,970,071  $7,458,011  $6,985,789  $7,306,008
Ratio of Expenses to Average Net Assets......       0.18%       0.17%       0.17%       0.17%       0.17%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)...........       0.18%       0.17%       0.17%       0.17%       0.17%
Ratio of Net Investment Income to Average
  Net Assets.................................       2.22%       1.76%       1.08%       0.69%       0.38%
Portfolio Turnover Rate......................         30%         68%         86%         64%         81%
                                              ----------  ----------  ----------  ----------  ----------

                                                      DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                              ----------------------------------------------------------
                                                 YEAR        YEAR        YEAR        YEAR        YEAR
                                                 ENDED       ENDED       ENDED       ENDED       ENDED
                                                OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                 2019        2018        2017        2016        2015
                                              ----------  ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Year........... $     9.95  $     9.99  $     9.99  $     9.96  $    10.02
                                              ----------  ----------  ----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)..............       0.18        0.17        0.12        0.08        0.05
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...............       0.15       (0.08)      (0.03)         --          --
                                              ----------  ----------  ----------  ----------  ----------
       Total from Investment Operations......       0.33        0.09        0.09        0.08        0.05
                                              ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income.....................      (0.25)      (0.13)      (0.09)      (0.05)      (0.10)
   Net Realized Gains........................         --          --          --          --       (0.01)
                                              ----------  ----------  ----------  ----------  ----------
       Total Distributions...................      (0.25)      (0.13)      (0.09)      (0.05)      (0.11)
                                              ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Year................. $    10.03  $     9.95  $     9.99  $     9.99  $     9.96
                                              ==========  ==========  ==========  ==========  ==========
Total Return.................................       3.42%       0.87%       0.95%       0.81%       0.56%
                                              ----------  ----------  ----------  ----------  ----------
Net Assets, End of Year (thousands).......... $5,518,420  $5,590,939  $5,201,650  $4,724,757  $5,360,173
Ratio of Expenses to Average Net Assets......       0.18%       0.17%       0.17%       0.17%       0.18%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)...........       0.18%       0.17%       0.17%       0.17%       0.18%
Ratio of Net Investment Income to Average
  Net Assets.................................       1.83%       1.73%       1.21%       0.79%       0.54%
Portfolio Turnover Rate......................         59%         81%        121%         87%        125%
                                              ----------  ----------  ----------  ----------  ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
                                              ------------------------------------------------------
                                                 YEAR        YEAR        YEAR       YEAR      YEAR
                                                 ENDED       ENDED       ENDED      ENDED     ENDED
                                                OCT 31,     OCT 31,     OCT 31,    OCT 31,   OCT 31,
                                                 2019        2018        2017       2016      2015
                                              ----------  ----------  ----------  --------  --------
Net Asset Value, Beginning of Year........... $     9.60  $     9.66  $     9.72  $   9.41  $  10.00
                                              ----------  ----------  ----------  --------  --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)..............       0.15        0.15        0.17      0.17      0.15
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...............       0.34       (0.04)      (0.08)     0.24     (0.59)
                                              ----------  ----------  ----------  --------  --------
       Total from Investment Operations......       0.49        0.11        0.09      0.41     (0.44)
                                              ----------  ----------  ----------  --------  --------
Less Distributions:
-------------------
   Net Investment Income.....................      (0.30)      (0.17)      (0.15)    (0.10)    (0.15)
   Net Realized Gains........................         --          --          --        --        --
                                              ----------  ----------  ----------  --------  --------
       Total Distributions...................      (0.30)      (0.17)      (0.15)    (0.10)    (0.15)
                                              ----------  ----------  ----------  --------  --------
Net Asset Value, End of Year................. $     9.79  $     9.60  $     9.66  $   9.72  $   9.41
                                              ==========  ==========  ==========  ========  ========
Total Return.................................       5.29%       1.12%       1.00%     4.44%    (4.42%)
                                              ----------  ----------  ----------  --------  --------
Net Assets, End of Year (thousands).......... $1,235,997  $1,210,704  $1,137,725  $988,751  $995,914
Ratio of Expenses to Average Net Assets......       0.18%       0.17%       0.17%     0.17%     0.17%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)...........       0.18%       0.17%       0.17%     0.17%     0.17%
Ratio of Net Investment Income to Average
  Net Assets.................................       1.60%       1.62%       1.77%     1.75%     1.55%
Portfolio Turnover Rate......................         62%         63%         52%       54%       56%
                                              ----------  ----------  ----------  --------  --------

                                                        DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                              ---------------------------------------------------------------
                                                 YEAR         YEAR         YEAR         YEAR         YEAR
                                                 ENDED        ENDED        ENDED        ENDED        ENDED
                                                OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                 2019         2018         2017         2016         2015
                                              -----------  -----------  -----------  -----------  -----------
Net Asset Value, Beginning of Year........... $     10.90  $     11.03  $     11.16  $     11.08  $     11.06
                                              -----------  -----------  -----------  -----------  -----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)..............        0.07         0.11         0.18         0.18         0.17
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...............        0.44        (0.07)       (0.08)        0.10         0.07
                                              -----------  -----------  -----------  -----------  -----------
       Total from Investment Operations......        0.51         0.04         0.10         0.28         0.24
                                              -----------  -----------  -----------  -----------  -----------
Less Distributions:
-------------------
   Net Investment Income.....................       (0.45)       (0.16)       (0.19)       (0.17)       (0.20)
   Net Realized Gains........................          --        (0.01)       (0.04)       (0.03)       (0.02)
                                              -----------  -----------  -----------  -----------  -----------
       Total Distributions...................       (0.45)       (0.17)       (0.23)       (0.20)       (0.22)
                                              -----------  -----------  -----------  -----------  -----------
Net Asset Value, End of Year................. $     10.96  $     10.90  $     11.03  $     11.16  $     11.08
                                              ===========  ===========  ===========  ===========  ===========
Total Return.................................        4.88%        0.38%        0.95%        2.63%        2.22%
                                              -----------  -----------  -----------  -----------  -----------
Net Assets, End of Year (thousands).......... $15,555,653  $15,130,986  $14,085,116  $12,597,375  $11,237,965
Ratio of Expenses to Average Net Assets......        0.28%        0.27%        0.27%        0.27%        0.27%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)...........        0.29%        0.27%        0.27%        0.27%        0.27%
Ratio of Net Investment Income to Average
  Net Assets.................................        0.63%        1.03%        1.66%        1.60%        1.55%
Portfolio Turnover Rate......................          46%          67%          69%          41%          51%
                                              -----------  -----------  -----------  -----------  -----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
                                                                  ----------------------------------------------------
                                                                     YEAR        YEAR       YEAR      YEAR      YEAR
                                                                     ENDED       ENDED      ENDED     ENDED     ENDED
                                                                    OCT 31,     OCT 31,    OCT 31,   OCT 31,   OCT 31,
                                                                     2019        2018       2017      2016      2015
                                                                  ----------  ----------  --------  --------  --------
Net Asset Value, Beginning of Year............................... $    10.45  $    10.22  $  10.37  $  10.48  $  10.81
                                                                  ----------  ----------  --------  --------  --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)..................................       0.09        0.10      0.10      0.11      0.14
   Net Gains (Losses) on Securities (Realized and Unrealized)....       1.08        0.15      0.02      0.50      0.27
                                                                  ----------  ----------  --------  --------  --------
       Total from Investment Operations..........................       1.17        0.25      0.12      0.61      0.41
                                                                  ----------  ----------  --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income.........................................      (0.73)      (0.02)    (0.25)    (0.71)    (0.69)
   Net Realized Gains............................................      (0.04)         --     (0.02)    (0.01)    (0.05)
                                                                  ----------  ----------  --------  --------  --------
       Total Distributions.......................................      (0.77)      (0.02)    (0.27)    (0.72)    (0.74)
                                                                  ----------  ----------  --------  --------  --------
Net Asset Value, End of Year..................................... $    10.85  $    10.45  $  10.22  $  10.37  $  10.48
                                                                  ==========  ==========  ========  ========  ========
Total Return.....................................................      11.92%       2.42%     1.31%     6.26%     3.93%
                                                                  ----------  ----------  --------  --------  --------
Net Assets, End of Year (thousands).............................. $1,487,373  $1,126,037  $933,640  $772,664  $567,118
Ratio of Expenses to Average Net Assets..........................       0.20%       0.20%     0.20%     0.20%     0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and (Fees Paid Indirectly))...............       0.22%       0.21%     0.21%     0.22%     0.22%
Ratio of Net Investment Income to Average Net Assets.............       0.85%       0.94%     1.04%     1.09%     1.37%
Portfolio Turnover Rate..........................................         49%         37%       51%       48%       27%
                                                                  ----------  ----------  --------  --------  --------

                                                                               DFA SHORT-TERM GOVERNMENT PORTFOLIO
                                                                  ------------------------------------------------------------
                                                                     YEAR        YEAR         YEAR         YEAR        YEAR
                                                                     ENDED       ENDED        ENDED        ENDED       ENDED
                                                                    OCT 31,     OCT 31,      OCT 31,      OCT 31,     OCT 31,
                                                                     2019        2018         2017         2016        2015
                                                                  ----------  ----------   ----------   ----------  ----------
Net Asset Value, Beginning of Year............................... $    10.38  $    10.59   $    10.75   $    10.75  $    10.69
                                                                  ----------  ----------   ----------   ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)..................................       0.20        0.16         0.12         0.11        0.10
   Net Gains (Losses) on Securities (Realized and Unrealized)....       0.19       (0.22)       (0.13)        0.04        0.07
                                                                  ----------  ----------   ----------   ----------  ----------
       Total from Investment Operations..........................       0.39       (0.06)       (0.01)        0.15        0.17
                                                                  ----------  ----------   ----------   ----------  ----------
Less Distributions:
-------------------
   Net Investment Income.........................................      (0.20)      (0.15)       (0.12)       (0.11)      (0.09)
   Net Realized Gains............................................         --          --        (0.03)       (0.04)      (0.02)
                                                                  ----------  ----------   ----------   ----------  ----------
       Total Distributions.......................................      (0.20)      (0.15)       (0.15)       (0.15)      (0.11)
                                                                  ----------  ----------   ----------   ----------  ----------
Net Asset Value, End of Year..................................... $    10.57  $    10.38   $    10.59   $    10.75  $    10.75
                                                                  ==========  ==========   ==========   ==========  ==========
Total Return.....................................................       3.75%      (0.60%)      (0.10%)       1.40%       1.65%
                                                                  ----------  ----------   ----------   ----------  ----------
Net Assets, End of Year (thousands).............................. $2,306,858  $2,304,374   $2,221,841   $2,094,510  $2,144,989
Ratio of Expenses to Average Net Assets..........................       0.20%       0.19%        0.19%        0.19%       0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and (Fees Paid Indirectly))...............       0.20%       0.19%        0.19%        0.19%       0.19%
Ratio of Net Investment Income to Average Net Assets.............       1.92%       1.52%        1.17%        1.02%       0.90%
Portfolio Turnover Rate..........................................         58%         30%          34%          51%         82%
                                                                  ----------  ----------   ----------   ----------  ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                                              ------------------------------------------------------------
                                                 YEAR        YEAR         YEAR         YEAR        YEAR
                                                 ENDED       ENDED        ENDED        ENDED       ENDED
                                                OCT 31,     OCT 31,      OCT 31,      OCT 31,     OCT 31,
                                                 2019        2018         2017         2016        2015
                                              ----------  ----------   ----------   ----------  ----------
Net Asset Value, Beginning of Year........... $    11.88  $    12.45   $    12.86   $    12.67  $    12.60
                                              ----------  ----------   ----------   ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)..............       0.29        0.27         0.26         0.26        0.27
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...............       1.10       (0.57)       (0.39)        0.24        0.13
                                              ----------  ----------   ----------   ----------  ----------
       Total from Investment Operations......       1.39       (0.30)       (0.13)        0.50        0.40
                                              ----------  ----------   ----------   ----------  ----------
Less Distributions:
-------------------
   Net Investment Income.....................      (0.28)      (0.26)       (0.25)       (0.25)      (0.27)
   Net Realized Gains........................         --       (0.01)       (0.03)       (0.06)      (0.06)
                                              ----------  ----------   ----------   ----------  ----------
       Total Distributions...................      (0.28)      (0.27)       (0.28)       (0.31)      (0.33)
                                              ----------  ----------   ----------   ----------  ----------
Net Asset Value, End of Year................. $    12.99  $    11.88   $    12.45   $    12.86  $    12.67
                                              ==========  ==========   ==========   ==========  ==========
Total Return.................................      11.81%      (2.44%)      (0.93%)       3.95%       3.25%
                                              ----------  ----------   ----------   ----------  ----------
Net Assets, End of Year (thousands).......... $5,611,187  $4,964,670   $4,629,841   $3,811,636  $3,378,949
Ratio of Expenses to Average Net Assets......       0.13%       0.12%        0.12%        0.12%       0.12%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor)......................       0.13%       0.12%        0.12%        0.12%       0.12%
Ratio of Net Investment Income to Average
  Net Assets.................................       2.28%       2.22%        2.06%        2.01%       2.17%
Portfolio Turnover Rate......................         25%         16%          12%          17%         19%
                                              ----------  ----------   ----------   ----------  ----------

                                                       DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
                                              ----------------------------------------------------------
                                                 YEAR        YEAR        YEAR        YEAR        YEAR
                                                 ENDED       ENDED       ENDED       ENDED       ENDED
                                                OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                 2019        2018        2017        2016        2015
                                              ----------  ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Year........... $    10.68  $    10.85  $    10.90  $    10.82  $    10.86
                                              ----------  ----------  ----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)..............       0.19        0.19        0.20        0.19        0.17
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...............       0.35       (0.16)      (0.07)       0.10       (0.01)
                                              ----------  ----------  ----------  ----------  ----------
       Total from Investment Operations......       0.54        0.03        0.13        0.29        0.16
                                              ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income.....................      (0.27)      (0.19)      (0.18)      (0.19)      (0.19)
   Net Realized Gains........................         --       (0.01)         --       (0.02)      (0.01)
                                              ----------  ----------  ----------  ----------  ----------
       Total Distributions...................      (0.27)      (0.20)      (0.18)      (0.21)      (0.20)
                                              ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Year................. $    10.95  $    10.68  $    10.85  $    10.90  $    10.82
                                              ==========  ==========  ==========  ==========  ==========
Total Return.................................       5.11%       0.22%       1.19%       2.70%       1.48%
                                              ----------  ----------  ----------  ----------  ----------
Net Assets, End of Year (thousands).......... $6,534,046  $5,650,059  $5,559,764  $4,723,470  $3,896,233
Ratio of Expenses to Average Net Assets......       0.22%       0.22%       0.22%       0.22%       0.22%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor)......................       0.23%       0.22%       0.22%       0.22%       0.22%
Ratio of Net Investment Income to Average
  Net Assets.................................       1.73%       1.76%       1.85%       1.77%       1.58%
Portfolio Turnover Rate......................         51%         27%         23%         25%         28%
                                              ----------  ----------  ----------  ----------  ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
                                                                  -----------------------------------------------------------

                                                                     YEAR        YEAR         YEAR        YEAR        YEAR
                                                                     ENDED       ENDED        ENDED       ENDED       ENDED
                                                                    OCT 31,     OCT 31,      OCT 31,     OCT 31,     OCT 31,
                                                                     2019        2018         2017        2016        2015
                                                                  ----------  ----------   ----------  ----------  ----------
Net Asset Value, Beginning of Period............................. $    10.11  $    10.85   $    10.97  $    10.67  $    10.80
                                                                  ----------  ----------   ----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)..................................       0.35        0.33         0.33        0.32        0.33
   Net Gains (Losses) on Securities (Realized and Unrealized)....       1.17       (0.71)       (0.11)       0.37       (0.04)
                                                                  ----------  ----------   ----------  ----------  ----------
       Total from Investment Operations..........................       1.52       (0.38)        0.22        0.69        0.29
                                                                  ----------  ----------   ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income.........................................      (0.34)      (0.33)       (0.32)      (0.34)      (0.37)
   Net Realized Gains............................................         --       (0.03)       (0.02)      (0.05)      (0.05)
                                                                  ----------  ----------   ----------  ----------  ----------
       Total Distributions.......................................      (0.34)      (0.36)       (0.34)      (0.39)      (0.42)
                                                                  ----------  ----------   ----------  ----------  ----------
Net Asset Value, End of Period................................... $    11.29  $    10.11   $    10.85  $    10.97  $    10.67
                                                                  ==========  ==========   ==========  ==========  ==========
Total Return.....................................................      15.27%      (3.53%)       2.05%       6.61%       2.66%
                                                                  ----------  ----------   ----------  ----------  ----------
Net Assets, End of Period (thousands)............................ $1,712,376  $1,782,191   $1,804,891  $1,414,041  $1,068,817
Ratio of Expenses to Average Net Assets..........................       0.22%       0.22%        0.22%       0.22%       0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor)..........................................       0.23%       0.22%        0.22%       0.22%       0.22%
Ratio of Net Investment Income to Average Net Assets.............       3.25%       3.21%        3.03%       2.99%       3.05%
Portfolio Turnover Rate..........................................         19%         24%          18%         28%         30%
                                                                  ----------  ----------   ----------  ----------  ----------

                                                                                DFA TARGETED CREDIT PORTFOLIO
                                                                  --------------------------------------------------
                                                                                                               PERIOD
                                                                    YEAR      YEAR       YEAR      YEAR       MAY 20,
                                                                    ENDED     ENDED      ENDED     ENDED     2015(A) TO
                                                                   OCT 31,   OCT 31,    OCT 31,   OCT 31,     OCT 31,
                                                                    2019      2018       2017      2016         2015
                                                                  --------  --------   --------  --------  ----------
Net Asset Value, Beginning of Period............................. $   9.80  $  10.06   $  10.08  $   9.96   $  10.00
                                                                  --------  --------   --------  --------   --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)..................................     0.21      0.22       0.22      0.21       0.08
   Net Gains (Losses) on Securities (Realized and Unrealized)....     0.42     (0.24)     (0.03)     0.12      (0.06)
                                                                  --------  --------   --------  --------   --------
       Total from Investment Operations..........................     0.63     (0.02)      0.19      0.33       0.02
                                                                  --------  --------   --------  --------   --------
Less Distributions:
-------------------
   Net Investment Income.........................................    (0.24)    (0.22)     (0.21)    (0.21)     (0.06)
   Net Realized Gains............................................       --     (0.02)        --        --         --
                                                                  --------  --------   --------  --------   --------
       Total Distributions.......................................    (0.24)    (0.24)     (0.21)    (0.21)     (0.06)
                                                                  --------  --------   --------  --------   --------
Net Asset Value, End of Period................................... $  10.19  $   9.80   $  10.06  $  10.08   $   9.96
                                                                  ========  ========   ========  ========   ========
Total Return.....................................................     6.51%    (0.18%)     1.94%     3.39%      0.18%(B)
                                                                  --------  --------   --------  --------   --------
Net Assets, End of Period (thousands)............................ $766,607  $651,780   $514,588  $356,579   $220,608
Ratio of Expenses to Average Net Assets..........................     0.20%     0.20%      0.20%     0.20%      0.20%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor)..........................................     0.24%     0.23%      0.23%     0.24%      0.28%(C)(D)
Ratio of Net Investment Income to Average Net Assets.............     2.12%     2.25%      2.25%     2.06%      1.81%(C)(D)
Portfolio Turnover Rate..........................................       17%       19%        41%       21%         2%(B)
                                                                  --------  --------   --------  --------   --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 DFA
                                             GLOBAL CORE
                                             PLUS FIXED
                                          INCOME PORTFOLIO                        DFA INVESTMENT GRADE PORTFOLIO
                                   ---------------------           -----------------------------------------------------------
                                                     PERIOD
                                      YEAR          JAN 11,           YEAR        YEAR         YEAR        YEAR        YEAR
                                      ENDED        2018(A) TO         ENDED       ENDED        ENDED       ENDED       ENDED
                                     OCT 31,        OCT 31,          OCT 31,     OCT 31,      OCT 31,     OCT 31,     OCT 31,
                                      2019            2018            2019        2018         2017        2016        2015
                                   ----------  ----------          ----------  ----------   ----------  ----------  ----------
Net Asset Value, Beginning of
  Period.......................... $     9.89   $  10.00           $    10.38  $    10.90   $    11.04  $    10.80  $    10.76
                                   ----------   --------           ----------  ----------   ----------  ----------  ----------
Income from Investment
  Operations (A)
----------------------
   Net Investment Income
     (Loss).......................       0.20       0.15                 0.29        0.27         0.25        0.24        0.27
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)..................       0.96      (0.21)                1.00       (0.53)       (0.16)       0.25        0.02
                                   ----------   --------           ----------  ----------   ----------  ----------  ----------
       Total from Investment
         Operations...............       1.16      (0.06)                1.29       (0.26)        0.09        0.49        0.29
                                   ----------   --------           ----------  ----------   ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income..........      (0.55)     (0.05)               (0.29)      (0.26)       (0.23)      (0.22)      (0.25)
   Net Realized Gains.............         --         --                   --          --           --       (0.03)         --
                                   ----------   --------           ----------  ----------   ----------  ----------  ----------
       Total Distributions........      (0.55)     (0.05)               (0.29)      (0.26)       (0.23)      (0.25)      (0.25)
                                   ----------   --------           ----------  ----------   ----------  ----------  ----------
Net Asset Value, End of Period.... $    10.50   $   9.89           $    11.38  $  10.38 $        10.90  $    11.04  $    10.80
                                   ==========   ========           ==========  ==========   ==========  ==========  ==========
Total Return......................      12.33%     (0.56%)(B)           12.60%      (2.38%)       0.86%       4.62%       2.77%
                                   ----------   --------           ----------  ----------   ----------  ----------  ----------
Net Assets, End of Period
  (thousands)..................... $1,521,379   $592,325           $9,843,294  $8,638,793   $8,185,290  $6,193,789  $4,153,194
Ratio of Expenses to Average
  Net Assets *....................       0.30%      0.30%(C)(D)(E)       0.22%       0.22%        0.22%       0.22%       0.22%
Ratio of Expenses to Average
  Net Assets (Excluding Fees
  (Waived), (Expenses
  Reimbursed), and/or
  Previously Waived Fees
  Recovered by Advisor) *.........       0.30%      0.31%(C)(D)(E)       0.23%       0.22%        0.22%       0.22%       0.38%
Ratio of Net Investment
  Income to Average Net Assets....       1.99%      1.82%(C)(D)          2.69%       2.55%        2.32%       2.20%       2.49%
Portfolio Turnover Rate...........         14%        68%(B)               21%         15%          18%          7%         52%
                                   ----------   --------           ----------  ----------   ----------  ----------  ----------
* The Ratio of Expenses to
  Average Net Assets is
  inclusive of acquired fund
  fees and expenses incurred
  by the Portfolio indirectly
  as a result of Portfolio's
  investment in Underlying
  Funds as follows:...............        N/A       0.01%                 N/A         N/A          N/A         N/A        0.16%
                                   ----------   --------           ----------  ----------   ----------  ----------  ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        DFA DIVERSIFIED FIXED INCOME PORTFOLIO
                                                             --------------------------------------------------
                                                                                                            PERIOD
                                                                 YEAR          YEAR         YEAR           AUG 10,
                                                                 ENDED         ENDED        ENDED         2016(A) TO
                                                                OCT 31,       OCT 31,      OCT 31,         OCT 31,
                                                                 2019          2018         2017             2016
                                                             ----------     --------     --------     ----------
Net Asset Value, Beginning of Period........................ $     9.47     $   9.76     $   9.92      $  10.00
                                                             ----------     --------     --------      --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............................       0.22         0.19         0.15          0.02
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................       0.53        (0.29)       (0.16)        (0.08)
                                                             ----------     --------     --------      --------
       Total from Investment Operations.....................       0.75        (0.10)       (0.01)        (0.06)
                                                             ----------     --------     --------      --------
Less Distributions:
-------------------
   Net Investment Income....................................      (0.22)       (0.19)       (0.15)        (0.02)
   Net Realized Gains.......................................         --         (-- )          --            --
                                                             ----------     --------     --------      --------
       Total Distributions..................................      (0.22)       (0.19)       (0.15)        (0.02)
                                                             ----------     --------     --------      --------
Net Asset Value, End of Period.............................. $    10.00     $   9.47     $   9.76      $   9.92
                                                             ==========     ========     ========      ========
Total Return................................................       7.97%       (1.05%)      (0.05%)       (0.64%)(B)
                                                             ----------     --------     --------      --------
Net Assets, End of Period (thousands)....................... $1,064,950     $796,296     $530,016      $112,561
Ratio of Expenses to Average Net Assets *...................       0.15%(E)     0.15%(E)     0.15%(E)      0.15%(C)(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor) *..............................       0.27%(E)     0.26%(E)     0.29%(E)      0.45%(C)(D)(E)
Ratio of Net Investment Income to Average Net Assets........       2.21%        1.93%        1.56%         0.91%(C)(D)
Portfolio Turnover Rate.....................................          3%           3%           5%          N/A
                                                             ----------     --------     --------      --------
* The Ratio of Expenses to Average Net Assets is inclusive
  of acquired fund fees and expenses incurred by the
  Portfolio indirectly as a result of Portfolio's
  investment in Underlying Funds as follows:................       0.12%        0.11%        0.11%         0.11%
                                                             ----------     --------     --------      --------

                                                                            DFA LTIP PORTFOLIO
                                                             -----------------------------------------------

                                                               YEAR      YEAR       YEAR      YEAR     YEAR
                                                               ENDED     ENDED      ENDED     ENDED    ENDED
                                                              OCT 31,   OCT 31,    OCT 31,   OCT 31,  OCT 31,
                                                               2019      2018       2017      2016     2015
                                                             --------  --------   --------   -------  -------
Net Asset Value, Beginning of Period........................ $   8.47  $   9.31   $   9.81   $  8.67  $ 9.50
                                                             --------  --------   --------   -------  ------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............................     0.24      0.33       0.25      0.26    0.05
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................     1.66     (0.83)     (0.50)     1.03   (0.81)
                                                             --------  --------   --------   -------  ------
       Total from Investment Operations.....................     1.90     (0.50)     (0.25)     1.29   (0.76)
                                                             --------  --------   --------   -------  ------
Less Distributions:
-------------------
   Net Investment Income....................................    (0.22)    (0.34)     (0.24)    (0.15)  (0.07)
   Net Realized Gains.......................................    (0.04)       --      (0.01)       --      --
                                                             --------  --------   --------   -------  ------
       Total Distributions..................................    (0.26)    (0.34)     (0.25)    (0.15)  (0.07)
                                                             --------  --------   --------   -------  ------
Net Asset Value, End of Period.............................. $  10.11  $   8.47   $   9.31   $  9.81  $ 8.67
                                                             ========  ========   ========   =======  ======
Total Return................................................    22.69%    (5.73%)    (2.52%)   14.90%  (8.04%)
                                                             --------  --------   --------   -------  ------
Net Assets, End of Period (thousands)....................... $215,040  $168,648   $124,591   $63,267  $  208
Ratio of Expenses to Average Net Assets *...................     0.15%     0.15%      0.15%     0.15%   0.28%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor) *..............................     0.15%     0.14%      0.14%     0.21%  16.22%
Ratio of Net Investment Income to Average Net Assets........     2.52%     3.52%      2.75%     2.76%   0.49%
Portfolio Turnover Rate.....................................       38%       53%         2%        4%     88%
                                                             --------  --------   --------   -------  ------
* The Ratio of Expenses to Average Net Assets is inclusive
  of acquired fund fees and expenses incurred by the
  Portfolio indirectly as a result of Portfolio's
  investment in Underlying Funds as follows:................      N/A       N/A        N/A       N/A     N/A
                                                             --------  --------   --------   -------  ------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
                                                             ------------------------------------------------------------
                                                                YEAR        YEAR         YEAR         YEAR        YEAR
                                                                ENDED       ENDED        ENDED        ENDED       ENDED
                                                               OCT 31,     OCT 31,      OCT 31,      OCT 31,     OCT 31,
                                                                2019        2018         2017         2016        2015
                                                             ----------  ----------   ----------   ----------  ----------
Net Asset Value, Beginning of Year.......................... $    11.25  $    11.79   $    12.09   $    11.54  $    11.75
                                                             ----------  ----------   ----------   ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............................       0.25        0.35         0.25         0.16        0.06
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................       0.78       (0.52)       (0.29)        0.53       (0.17)
                                                             ----------  ----------   ----------   ----------  ----------
       Total from Investment Operations.....................       1.03       (0.17)       (0.04)        0.69       (0.11)
                                                             ----------  ----------   ----------   ----------  ----------
Less Distributions:
-------------------
   Net Investment Income....................................      (0.25)      (0.37)       (0.23)       (0.13)      (0.07)
   Net Realized Gains.......................................         --          --        (0.03)       (0.01)      (0.03)
                                                             ----------  ----------   ----------   ----------  ----------
       Total Distributions..................................      (0.25)      (0.37)       (0.26)       (0.14)      (0.10)
                                                             ----------  ----------   ----------   ----------  ----------
Net Asset Value, End of Year................................ $    12.03  $    11.25   $    11.79   $    12.09  $    11.54
                                                             ==========  ==========   ==========   ==========  ==========
Total Return................................................       9.16%      (1.53%)      (0.26%)       5.96%      (0.98%)
                                                             ----------  ----------   ----------   ----------  ----------
Net Assets, End of Year (thousands)......................... $4,887,736  $4,491,326   $4,359,301   $3,514,067  $2,982,898
Ratio of Expenses to Average Net Assets.....................       0.12%       0.12%        0.12%        0.12%       0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor)................................       0.12%       0.12%        0.12%        0.12%       0.12%
Ratio of Net Investment Income to Average Net Assets........       2.13%       3.01%        2.14%        1.35%       0.54%
Portfolio Turnover Rate.....................................         28%         24%          16%          19%         12%
                                                             ----------  ----------   ----------   ----------  ----------

                                                                     DFA SHORT-DURATION REAL RETURN PORTFOLIO
                                                             ------------------------------------------------------
                                                                YEAR        YEAR        YEAR       YEAR      YEAR
                                                                ENDED       ENDED       ENDED      ENDED     ENDED
                                                               OCT 31,     OCT 31,     OCT 31,    OCT 31,   OCT 31,
                                                                2019        2018        2017       2016      2015
                                                             ----------  ----------  ----------  --------  --------
Net Asset Value, Beginning of Year.......................... $     9.92  $    10.02  $    10.02  $   9.79  $  10.00
                                                             ----------  ----------  ----------  --------  --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............................       0.20        0.18        0.17      0.17      0.14
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................       0.20       (0.11)      (0.03)     0.18     (0.26)
                                                             ----------  ----------  ----------  --------  --------
       Total from Investment Operations.....................       0.40        0.07        0.14      0.35     (0.12)
                                                             ----------  ----------  ----------  --------  --------
Less Distributions:
-------------------
   Net Investment Income....................................      (0.26)      (0.17)      (0.14)    (0.12)    (0.09)
   Net Realized Gains.......................................         --          --          --        --        --
                                                             ----------  ----------  ----------  --------  --------
       Total Distributions..................................      (0.26)      (0.17)      (0.14)    (0.12)    (0.09)
                                                             ----------  ----------  ----------  --------  --------
Net Asset Value, End of Year................................ $    10.06  $     9.92  $    10.02  $  10.02  $   9.79
                                                             ==========  ==========  ==========  ========  ========
Total Return................................................       4.16%       0.70%       1.42%     3.67%    (1.14%)
                                                             ----------  ----------  ----------  --------  --------
Net Assets, End of Year (thousands)......................... $1,484,797  $1,441,718  $1,130,418  $914,956  $784,996
Ratio of Expenses to Average Net Assets.....................       0.24%       0.23%       0.24%     0.24%     0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor)................................       0.24%       0.23%       0.23%     0.23%     0.23%
Ratio of Net Investment Income to Average Net Assets........       1.98%       1.78%       1.72%     1.68%     1.38%
Portfolio Turnover Rate.....................................         42%         39%         35%       62%       30%
                                                             ----------  ----------  ----------  --------  --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





                                                                        DFA MUNICIPAL REAL RETURN PORTFOLIO
                                                             --------------------------------------------------
                                                                                                          PERIOD
                                                               YEAR      YEAR       YEAR      YEAR        NOV 4,
                                                               ENDED     ENDED      ENDED     ENDED     2014(A) TO
                                                              OCT 31,   OCT 31,    OCT 31,   OCT 31,     OCT 31,
                                                               2019      2018       2017      2016         2015
                                                             --------  --------   --------  --------  ----------
Net Asset Value, Beginning of Period........................ $   9.71  $   9.94   $   9.93  $   9.72   $  10.00
                                                             --------  --------   --------  --------   --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............................     0.16      0.15       0.13      0.12       0.11
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................     0.28     (0.23)      0.01      0.21      (0.31)
                                                             --------  --------   --------  --------   --------
       Total from Investment Operations.....................     0.44     (0.08)      0.14      0.33      (0.20)
                                                             --------  --------   --------  --------   --------
Less Distributions:
-------------------
   Net Investment Income....................................    (0.16)    (0.15)     (0.13)    (0.12)     (0.08)
                                                             --------  --------   --------  --------   --------
       Total Distributions..................................    (0.16)    (0.15)     (0.13)    (0.12)     (0.08)
                                                             --------  --------   --------  --------   --------
Net Asset Value, End of Period.............................. $   9.99  $   9.71   $   9.94  $   9.93   $   9.72
                                                             ========  ========   ========  ========   ========
Total Return................................................     4.56%    (0.86%)     1.42%     3.40%     (1.98%)(B)
                                                             --------  --------   --------  --------   --------
Net Assets, End of Period (thousands)....................... $884,142  $865,710   $716,821  $473,985   $184,238
Ratio of Expenses to Average Net Assets.....................     0.23%     0.23%      0.23%     0.26%      0.27%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and (Fees Paid Indirectly)).....     0.24%     0.24%      0.24%     0.24%      0.35%(C)(D)
Ratio of Net Investment Income to Average Net Assets........     1.62%     1.51%      1.34%     1.19%      1.12%(C)(D)
Portfolio Turnover Rate.....................................        6%        8%         4%      N/A        N/A(B)
                                                             --------  --------   --------  --------   --------

                                                                        DFA
                                                                     CALIFORNIA
                                                                     MUNICIPAL
                                                                    REAL RETURN
                                                                     PORTFOLIO
                                                             -------------------
                                                                           PERIOD
                                                               YEAR        NOV 1,
                                                               ENDED     2017(A) TO
                                                              OCT 31,     OCT 31,
                                                               2019         2018
                                                             --------  ----------
Net Asset Value, Beginning of Period........................ $   9.80   $  10.00
                                                             --------   --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............................     0.15       0.13
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................     0.21      (0.22)
                                                             --------   --------
       Total from Investment Operations.....................     0.36      (0.09)
                                                             --------   --------
Less Distributions:
-------------------
   Net Investment Income....................................    (0.14)     (0.11)
                                                             --------   --------
       Total Distributions..................................    (0.14)     (0.11)
                                                             --------   --------
Net Asset Value, End of Period.............................. $  10.02   $   9.80
                                                             ========   ========
Total Return................................................     3.73%     (0.86%)(B)
                                                             --------   --------
Net Assets, End of Period (thousands)....................... $135,575   $122,368
Ratio of Expenses to Average Net Assets.....................     0.28%      0.30%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and (Fees Paid Indirectly)).....     0.29%      0.32%(C)(D)
Ratio of Net Investment Income to Average Net Assets........     1.46%      1.31%(C)(D)
Portfolio Turnover Rate.....................................       12%         2%(B)
                                                             --------   --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           DFA MUNICIPAL BOND PORTFOLIO
                                                             -------------------------------------------------
                                                                                                         PERIOD
                                                               YEAR      YEAR      YEAR      YEAR       MAR 10,
                                                               ENDED     ENDED     ENDED     ENDED     2015(A) TO
                                                              OCT 31,   OCT 31,   OCT 31,   OCT 31,     OCT 31,
                                                               2019      2018      2017      2016         2015
                                                             --------  --------   -------  --------  ----------
Net Asset Value, Beginning of Period........................ $   9.96  $  10.18   $ 10.22  $  10.12   $  10.00
                                                             --------  --------   -------  --------   --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............................     0.15      0.14      0.12      0.12       0.09
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................     0.37     (0.23)    (0.04)     0.10       0.09
                                                             --------  --------   -------  --------   --------
       Total from Investment Operations.....................     0.52     (0.09)     0.08      0.22       0.18
                                                             --------  --------   -------  --------   --------
Less Distributions:
-------------------
   Net Investment Income....................................    (0.15)    (0.13)    (0.12)    (0.12)     (0.06)
                                                             --------  --------   -------  --------   --------
       Total Distributions..................................    (0.15)    (0.13)    (0.12)    (0.12)     (0.06)
                                                             --------  --------   -------  --------   --------
Net Asset Value, End of Period.............................. $  10.33  $   9.96   $ 10.18  $  10.22   $  10.12
                                                             ========  ========   =======  ========   ========
Total Return................................................     5.28%    (0.84%)    0.76%     2.22%      1.83%(B)
                                                             --------  --------   -------  --------   --------
Net Assets, End of Period (thousands)....................... $509,830  $453,447   $351,93  $220,721   $100,315
Ratio of Expenses to Average Net Assets.....................     0.22%     0.23%     0.23%     0.23%      0.23%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and (Fees Paid Indirectly)).....     0.25%     0.24%     0.24%     0.25%      0.37%(C)(D)
Ratio of Net Investment Income to Average Net Assets........     1.51%     1.38%     1.17%     1.13%      1.31%(C)(D)
Portfolio Turnover Rate.....................................       13%       11%        8%        2%         2%(B)
                                                             --------  --------   -------  --------   --------

                                                                       DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                                                             ----------------------------------------------------------

                                                                YEAR        YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                                               OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                                2019        2018        2017        2016        2015
                                                             ----------  ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Period........................ $    10.10  $    10.18  $    10.21  $    10.24  $    10.23
                                                             ----------  ----------  ----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............................       0.12        0.11        0.10        0.09        0.09
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................       0.08       (0.08)      (0.03)      (0.02)       0.01
                                                             ----------  ----------  ----------  ----------  ----------
       Total from Investment Operations.....................       0.20        0.03        0.07        0.07        0.10
                                                             ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income....................................      (0.12)      (0.11)      (0.10)      (0.10)      (0.09)
                                                             ----------  ----------  ----------  ----------  ----------
       Total Distributions..................................      (0.12)      (0.11)      (0.10)      (0.10)      (0.09)
                                                             ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period.............................. $    10.18  $    10.10  $    10.18  $    10.21  $    10.24
                                                             ==========  ==========  ==========  ==========  ==========
Total Return................................................       2.03%       0.28%       0.67%       0.68%       1.00%
                                                             ----------  ----------  ----------  ----------  ----------
Net Assets, End of Period (thousands)....................... $2,618,249  $2,553,257  $2,531,941  $2,103,981  $2,199,837
Ratio of Expenses to Average Net Assets.....................       0.23%       0.22%       0.22%       0.22%       0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and (Fees Paid Indirectly)).....       0.23%       0.22%       0.22%       0.22%       0.22%
Ratio of Net Investment Income to Average Net Assets........       1.22%       1.08%       0.96%       0.92%       0.90%
Portfolio Turnover Rate.....................................         90%         31%         16%         11%         18%
                                                             ----------  ----------  ----------  ----------  ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
                                                             ---------------------------------------------------------
                                                                YEAR        YEAR         YEAR        YEAR       YEAR
                                                                ENDED       ENDED        ENDED       ENDED      ENDED
                                                               OCT 31,     OCT 31,      OCT 31,     OCT 31,    OCT 31,
                                                                2019        2018         2017        2016       2015
                                                             ----------  ----------   ----------  ----------  --------
Net Asset Value, Beginning of Year.......................... $     9.93  $    10.19   $    10.25  $    10.17  $  10.10
                                                             ----------  ----------   ----------  ----------  --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............................       0.16        0.15         0.14        0.14      0.15
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................       0.45       (0.26)       (0.06)       0.09      0.06
                                                             ----------  ----------   ----------  ----------  --------
       Total from Investment Operations.....................       0.61       (0.11)        0.08        0.23      0.21
                                                             ----------  ----------   ----------  ----------  --------
Less Distributions:
-------------------
   Net Investment Income....................................      (0.16)      (0.15)       (0.14)      (0.15)    (0.14)
                                                             ----------  ----------   ----------  ----------  --------
       Total Distributions..................................      (0.16)      (0.15)       (0.14)      (0.15)    (0.14)
                                                             ----------  ----------   ----------  ----------  --------
Net Asset Value, End of Year................................ $    10.38  $     9.93   $    10.19  $    10.25  $  10.17
                                                             ==========  ==========   ==========  ==========  ========
Total Return................................................       6.17%      (1.08%)       0.75%       2.23%     2.13%
                                                             ----------  ----------   ----------  ----------  --------
Net Assets, End of Year (thousands)......................... $2,069,659  $1,782,680   $1,667,648  $1,264,647  $910,481
Ratio of Expenses to Average Net Assets.....................       0.23%       0.22%        0.23%       0.23%     0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and (Fees Paid Indirectly)).....       0.23%       0.22%        0.23%       0.22%     0.23%
Ratio of Net Investment Income to Average Net Assets........       1.57%       1.51%        1.35%       1.34%     1.47%
Portfolio Turnover Rate.....................................         12%          6%           4%          3%        1%
                                                             ----------  ----------   ----------  ----------  --------

                                                               DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                                                             ------------------------------------------------------
                                                                YEAR        YEAR        YEAR       YEAR      YEAR
                                                                ENDED       ENDED       ENDED      ENDED     ENDED
                                                               OCT 31,     OCT 31,     OCT 31,    OCT 31,   OCT 31,
                                                                2019        2018        2017       2016      2015
                                                             ----------  ----------  ----------  --------  --------
Net Asset Value, Beginning of Year.......................... $    10.23  $    10.31  $    10.33  $  10.34  $  10.33
                                                             ----------  ----------  ----------  --------  --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............................       0.12        0.11        0.09      0.09      0.08
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................       0.07       (0.09)      (0.02)    (0.01)     0.01
                                                             ----------  ----------  ----------  --------  --------
       Total from Investment Operations.....................       0.19        0.02        0.07      0.08      0.09
                                                             ----------  ----------  ----------  --------  --------
Less Distributions:
-------------------
   Net Investment Income....................................      (0.12)      (0.10)      (0.09)    (0.09)    (0.08)
                                                             ----------  ----------  ----------  --------  --------
       Total Distributions..................................      (0.12)      (0.10)      (0.09)    (0.09)    (0.08)
                                                             ----------  ----------  ----------  --------  --------
Net Asset Value, End of Year................................ $    10.30  $    10.23  $    10.31  $  10.33  $  10.34
                                                             ==========  ==========  ==========  ========  ========
Total Return................................................       1.88%       0.22%       0.68%     0.79%     0.87%
                                                             ----------  ----------  ----------  --------  --------
Net Assets, End of Year (thousands)......................... $1,228,326  $1,185,733  $1,031,539  $880,209  $825,484
Ratio of Expenses to Average Net Assets.....................       0.23%       0.22%       0.22%     0.22%     0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and (Fees Paid Indirectly)).....       0.24%       0.22%       0.22%     0.22%     0.22%
Ratio of Net Investment Income to Average Net Assets........       1.19%       1.02%       0.88%     0.84%     0.78%
Portfolio Turnover Rate.....................................         97%         39%         19%       20%       23%
                                                             ----------  ----------  ----------  --------  --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
                                                             -----------------------------------------------------------

                                                               YEAR      YEAR       YEAR      YEAR      YEAR      YEAR
                                                               ENDED     ENDED      ENDED     ENDED     ENDED     ENDED
                                                              OCT 31,   OCT 31,    OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                                               2019      2018       2017      2016      2015      2019
                                                             --------  --------   --------  --------  --------  --------
Net Asset Value, Beginning of Period........................ $  10.33  $  10.58   $  10.62  $  10.56  $  10.47  $  10.10
                                                             --------  --------   --------  --------  --------  --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............................     0.16      0.15       0.14      0.15      0.17      0.14
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................     0.38     (0.25)     (0.04)     0.07      0.08      0.15
                                                             --------  --------   --------  --------  --------  --------
       Total from Investment Operations.....................     0.54     (0.10)      0.10      0.22      0.25      0.29
                                                             --------  --------   --------  --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income....................................    (0.15)    (0.15)     (0.14)    (0.16)    (0.16)    (0.13)
                                                             --------  --------   --------  --------  --------  --------
       Total Distributions..................................    (0.15)    (0.15)     (0.14)    (0.16)    (0.16)    (0.13)
                                                             --------  --------   --------  --------  --------  --------
Net Asset Value, End of Period.............................. $  10.72  $  10.33   $  10.58  $  10.62  $  10.56  $  10.26
                                                             ========  ========   ========  ========  ========  ========
Total Return................................................     5.30%    (0.96%)     0.97%     2.10%     2.46%     2.92%
                                                             --------  --------   --------  --------  --------  --------
Net Assets, End of Period (thousands)....................... $519,431  $435,549   $347,302  $255,893  $196,624  $121,169
Ratio of Expenses to Average Net Assets.....................     0.22%     0.23%      0.23%     0.23%     0.23%     0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and (Fees Paid Indirectly)).....     0.24%     0.23%      0.23%     0.23%     0.23%     0.29%
Ratio of Net Investment Income to Average Net Assets........     1.47%     1.45%      1.36%     1.42%     1.59%     1.32%
Portfolio Turnover Rate.....................................       19%        7%         7%        4%        2%       40%
                                                             --------  --------   --------  --------  --------  --------

                                                                   DFA NY MUNICIPAL BOND PORTFOLIO
                                                             -------------------------------------
                                                                                              PERIOD
                                                               YEAR      YEAR     YEAR       JUN 16,
                                                               ENDED     ENDED    ENDED     2015(A) TO
                                                              OCT 31,   OCT 31,  OCT 31,     OCT 31,
                                                               2018      2017     2016         2015
                                                             --------   -------  -------  ----------
Net Asset Value, Beginning of Period........................ $  10.24   $ 10.25  $ 10.14   $ 10.00
                                                             --------   -------  -------   -------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............................     0.12      0.11     0.11      0.05
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................    (0.14)    (0.01)    0.12      0.12
                                                             --------   -------  -------   -------
       Total from Investment Operations.....................    (0.02)     0.10     0.23      0.17
                                                             --------   -------  -------   -------
Less Distributions:
-------------------
   Net Investment Income....................................    (0.12)    (0.11)   (0.12)    (0.03)
                                                             --------   -------  -------   -------
       Total Distributions..................................    (0.12)    (0.11)   (0.12)    (0.03)
                                                             --------   -------  -------   -------
Net Asset Value, End of Period.............................. $  10.10   $ 10.24  $ 10.25   $ 10.14
                                                             ========   =======  =======   =======
Total Return................................................    (0.20%)    0.94%    2.29%     1.75%(B)
                                                             --------   -------  -------   -------
Net Assets, End of Period (thousands)....................... $100,432   $91,204  $57,581   $28,985
Ratio of Expenses to Average Net Assets.....................     0.25%     0.25%    0.25%     0.25%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and (Fees Paid Indirectly)).....     0.25%     0.25%    0.34%     0.51%(C)(D)
Ratio of Net Investment Income to Average Net Assets........     1.20%     1.06%    1.10%     1.25%(C)(D)
Portfolio Turnover Rate.....................................       27%       15%       1%      N/A
                                                             --------   -------  -------   -------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                  DFA OREGON
                                                                                                  MUNICIPAL
                                                              DFA MN MUNICIPAL BOND PORTFOLIO   BOND PORTFOLIO
                                                             ---------------------------        --------------
                                                                                    PERIOD          PERIOD
                                                              YEAR      YEAR       JUL 25,         SEP 10,
                                                              ENDED     ENDED     2017(A) TO      2019(A) TO
                                                             OCT 31,   OCT 31,     OCT 31,         OCT 31,
                                                              2019      2018         2017            2019
                                                             -------  -------   ----------      --------------
Net Asset Value, Beginning of Period........................ $  9.73  $  9.95    $ 10.00           $ 10.00
                                                             -------  -------    -------           -------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............................    0.11     0.11       0.02              0.01
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................    0.32    (0.22)     (0.05)            (0.01)
                                                             -------  -------    -------           -------
       Total from Investment Operations.....................    0.43    (0.11)     (0.03)               --
                                                             -------  -------    -------           -------
Less Distributions:
-------------------
   Net Investment Income....................................   (0.11)   (0.11)     (0.02)             (-- )
                                                             -------  -------    -------           -------
       Total Distributions..................................   (0.11)   (0.11)     (0.02)               --
                                                             -------  -------    -------           -------
Net Asset Value, End of Period.............................. $ 10.05  $  9.73    $  9.95           $ 10.00
                                                             =======  =======    =======           =======
Total Return................................................    4.47%   (1.16%)    (0.28%)(B)         0.05%(B)
                                                             -------  -------    -------           -------
Net Assets, End of Period (thousands)....................... $74,139  $66,318    $61,259           $23,144
Ratio of Expenses to Average Net Assets.....................    0.30%    0.32%      0.24%(C)(D)       0.32%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and (Fees Paid Indirectly)).....    0.38%    0.38%      0.37%(C)(D)       0.65%(C)(D)
Ratio of Net Investment Income to Average Net Assets........    1.14%    1.09%      0.96%(C)(D)       0.47%(C)(D)
Portfolio Turnover Rate.....................................      14%      14%       N/A(B)              0%(B)
                                                             -------  -------    -------           -------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and three operational portfolios, of which twenty-six (the "Portfolios") are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

   The DFA Diversified Fixed Income Portfolio achieves its investment objective by investing directly in securities as listed on its Schedule of Investments and/or in other series of the Fund as indicated below (collectively, the "Underlying Funds"). The Underlying Funds' shareholder reports are included in this report. As of October 31, 2019, the Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

                                                                                            PERCENTAGE
                                                                                             OWNERSHIP
FUND OF FUNDS                                            UNDERLYING FUNDS                   AT 10/31/19
-------------                           --------------------------------------------------- -----------
DFA Diversified Fixed Income Portfolio  DFA Two-Year Global Fixed Income Portfolio               6%
                                        DFA Intermediate Government Fixed Income Portfolio       9%

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Shares held by the Portfolios in other investment companies (such as the Underlying Funds shares held by the DFA Diversified Fixed Income Portfolio) are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Global Core Plus Fixed Income Portfolio (the "International Fixed Income Portfolios"), DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio also enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates or to transfer balances from one currency to another. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. Forward currency contracts are marked-to-market daily based on daily forward exchange rates.

   The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): Inflation-protected securities (also known as inflation indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities ("TIPS"), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. Additionally, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

   4. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2019, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   5. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2019, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

         DFA One-Year Fixed Income Portfolio.................... 0.15%
         DFA Two-Year Global Fixed Income Portfolio............. 0.15%
         DFA Selectively Hedged Global Fixed Income Portfolio... 0.15%

         DFA Five-Year Global Fixed Income Portfolio............ 0.25%
         DFA World ex U.S. Government Fixed Income Portfolio.... 0.18%
         DFA Short-Term Government Portfolio.................... 0.17%
         DFA Intermediate Government Fixed Income Portfolio..... 0.10%
         DFA Short-Term Extended Quality Portfolio.............. 0.20%
         DFA Intermediate-Term Extended Quality Portfolio....... 0.20%
         DFA Targeted Credit Portfolio.......................... 0.19%
         DFA Global Core Plus Fixed Income Portfolio............ 0.25%
         DFA Investment Grade Portfolio......................... 0.20%
         DFA Diversified Fixed Income Portfolio................. 0.12%
         DFA LTIP Portfolio..................................... 0.10%
         DFA Inflation-Protected Securities Portfolio........... 0.10%
         DFA Short-Duration Real Return Portfolio............... 0.20%
         DFA Municipal Real Return Portfolio.................... 0.20%
         DFA California Municipal Real Return Portfolio......... 0.20%
         DFA Municipal Bond Portfolio........................... 0.20%
         DFA Short-Term Municipal Bond Portfolio................ 0.20%
         DFA Intermediate-Term Municipal Bond Portfolio......... 0.20%
         DFA California Short-Term Municipal Bond Portfolio..... 0.20%
         DFA California Intermediate-Term Municipal Bond
           Portfolio............................................ 0.20%
         DFA NY Municipal Bond Portfolio........................ 0.20%
         DFA MN Municipal Bond Portfolio........................ 0.25%
         DFA Oregon Municipal Bond Portfolio.................... 0.25%

   Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the Portfolios will remain in effect through February 28, 2020 (February 28, 2021 for the DFA Oregon Municipal Bond Portfolio), may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2019, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2019, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2019, are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to each Fee Waiver Agreement, prior year waived fees and/or assumed expenses can be recaptured only if the expense ratio following such recapture would be less than the expense cap that was in place when such prior year fees were waived and/or expenses assumed, and less than the current expense cap in place for a Portfolio.

                                                                                      NET
                                                                                     WAIVED
                                                                                     FEES/
                                                                                    EXPENSES  PREVIOUSLY
                                                                         RECOVERY   ASSUMED     WAIVED
                                                                            OF     (RECOVERED   FEES/
                                                                        PREVIOUSLY PREVIOUSLY  EXPENSES
                                                                          WAIVED     WAIVED    ASSUMED
                                                              EXPENSE     FEES/      FEES/    SUBJECT TO
                                                             LIMITATION  EXPENSES   EXPENSES    FUTURE
INSTITUTIONAL CLASS SHARES                                     AMOUNT    ASSUMED    ASSUMED)   RECOVERY
--------------------------                                   ---------- ---------- ---------- ----------
DFA Selectively Hedged Global Fixed Income Portfolio (1)....    0.25%       --         --         --

                                                                                          NET
                                                                                         WAIVED
                                                                                         FEES/
                                                                                        EXPENSES  PREVIOUSLY
                                                                             RECOVERY   ASSUMED     WAIVED
                                                                                OF     (RECOVERED   FEES/
                                                                            PREVIOUSLY PREVIOUSLY  EXPENSES
                                                                              WAIVED     WAIVED    ASSUMED
                                                                  EXPENSE     FEES/      FEES/    SUBJECT TO
                                                                 LIMITATION  EXPENSES   EXPENSES    FUTURE
INSTITUTIONAL CLASS SHARES                                         AMOUNT    ASSUMED    ASSUMED)   RECOVERY
--------------------------                                       ---------- ---------- ---------- ----------
DFA World ex U.S. Government Fixed Income Portfolio (1).........    0.20%      $10       $  286     $  440
DFA Short-Term Government Portfolio (2).........................    0.20%       --           19         19
DFA Short-Term Extended Quality Portfolio (1)...................    0.22%       10          774      1,275
DFA Intermediate-Term Extended Quality Portfolio (1)............    0.22%        2          172        267
DFA Targeted Credit Portfolio (1)...............................    0.20%       --          267        530
DFA Global Core Plus Fixed Income Portfolio (3).................    0.30%       63           11         65
DFA Investment Grade Portfolio (4)..............................    0.22%       45          841      1,370
DFA Diversified Fixed Income Portfolio (3)......................    0.15%       --        1,147      2,377
DFA LTIP Portfolio (1)..........................................    0.15%       10            1         18
DFA Inflation-Protected Securities Portfolio (1)................    0.20%       --           --         --
DFA Short-Duration Real Return Portfolio (5)....................    0.24%        5           37         37
DFA Municipal Real Return Portfolio (1).........................    0.27%       --           --         --
DFA California Municipal Real Return Portfolio (3)..............    0.30%       22          (11)        11
DFA Municipal Bond Portfolio (1)................................    0.23%        3           99        145
DFA Short-Term Municipal Bond Portfolio (2).....................    0.30%       --           --         --
DFA Intermediate-Term Municipal Bond Portfolio (1)..............    0.23%        1          101        101
DFA California Short-Term Municipal Bond Portfolio (1)..........    0.30%       --           --         --
DFA California Intermediate-Term Municipal Bond Portfolio (1)...    0.23%       --           67         67
DFA NY Municipal Bond Portfolio (1).............................    0.25%        1           45         55
DFA MN Municipal Bond Portfolio (1).............................    0.32%        1           39         97
DFA Oregon Municipal Bond Portfolio (1).........................    0.32%       --           10         10

(1)The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.
(2)The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of a class of each of the Portfolios listed above so that such Portfolio Expenses, on an annualized basis, do not exceed the rate reflected above for a class of each such Portfolio (the "Expense Limitation Amount").At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.
(3)The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses are less than the Expense Limitation Amount of a class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.
(4)The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series") and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rate listed above as a percentage of the average net assets of a class of the Portfolio (the "Expense Limitation Amount"). At any time that the Portfolio Expenses are less than the Expense Limitation Amount of a class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.
(5)The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the "Underlying Funds"). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio's annualized Portfolio Expenses are less than the Portfolio's Expense Limitation Amount, described above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses of a class of the Portfolio to exceed the Expense Limitation Amount. The Advisor, however, shall not be reimbursed for any management fees previously waived to offset the Portfolio's proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor.

EARNED INCOME CREDIT:

   Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2019, expenses reduced were as follows (amounts in thousands):

                                                               FEES PAID
                                                               INDIRECTLY
                                                               ----------
       DFA Two-Year Global Fixed Income Portfolio.............    $171
       DFA Selectively Hedged Global Fixed Income Portfolio...      27
       DFA Five-Year Global Fixed Income Portfolio............     755
       DFA World ex U.S. Government Fixed Income Portfolio....      47
       DFA Municipal Real Return Portfolio....................      84
       DFA California Municipal Real Return Portfolio.........      32
       DFA Municipal Bond Portfolio...........................      38
       DFA Short-Term Municipal Bond Portfolio................     125
       DFA Intermediate-Term Municipal Bond Portfolio.........      96
       DFA California Short-Term Municipal Bond Portfolio.....      69
       DFA California Intermediate-Term Municipal Bond
         Portfolio............................................      38
       DFA NY Municipal Bond Portfolio........................      23
       DFA MN Municipal Bond Portfolio........................      14

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2019, the total related amount paid by the Fund to the CCO was $312 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2019, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

          DFA One-Year Fixed Income Portfolio.................... $400
          DFA Two-Year Global Fixed Income Portfolio.............  319
          DFA Selectively Hedged Global Fixed Income Portfolio...   33
          DFA Five-Year Global Fixed Income Portfolio............  354
          DFA World ex U.S. Government Fixed Income Portfolio....   13
          DFA Short-Term Government Portfolio....................   81
          DFA Intermediate Government Fixed Income Portfolio.....  138
          DFA Short-Term Extended Quality Portfolio..............  103
          DFA Intermediate-Term Extended Quality Portfolio.......   34
          DFA Targeted Credit Portfolio..........................    5
          DFA Global Core Plus Fixed Income Portfolio............    1
          DFA Investment Grade Portfolio.........................  101
          DFA Diversified Fixed Income Portfolio.................    4
          DFA LTIP Portfolio.....................................    1
          DFA Inflation-Protected Securities Portfolio...........  100
          DFA Short-Duration Real Return Portfolio...............   14
          DFA Municipal Real Return Portfolio....................    7
          DFA California Municipal Real Return Portfolio.........   --
          DFA Municipal Bond Portfolio...........................    4
          DFA Short-Term Municipal Bond Portfolio................   85
          DFA Intermediate-Term Municipal Bond Portfolio.........   21
          DFA California Short-Term Municipal Bond Portfolio.....   24
          DFA California Intermediate-Term Municipal Bond
            Portfolio............................................    5
          DFA NY Municipal Bond Portfolio........................    1
          DFA MN Municipal Bond Portfolio........................   --
          DFA Oregon Municipal Bond Portfolio....................   --

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2019, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

                                              U.S. GOVERNMENT SECURITIES OTHER INVESTMENT SECURITIES
                                              -------------------------- ---------------------------
                                              PURCHASES       SALES      PURCHASES       SALES
                                               ----------    ----------   ----------    ----------
DFA One-Year Fixed Income Portfolio.......... $  720,360    $1,842,777   $1,003,403    $4,198,441
DFA Two-Year Global Fixed Income Portfolio...  1,011,477       596,409    2,045,095     3,312,791

                                                        U.S. GOVERNMENT SECURITIES OTHER INVESTMENT SECURITIES
                                                        -------------------------- ---------------------------
                                                        PURCHASES       SALES      PURCHASES       SALES
                                                         ----------    ----------   ----------    ----------
DFA Selectively Hedged Global Fixed Income Portfolio... $  241,380    $  126,671   $  465,593    $  691,324
DFA Five-Year Global Fixed Income Portfolio............  1,733,475            --    4,807,726     8,318,063
DFA World ex U.S. Government Fixed Income Portfolio....      3,048         5,867      916,783       616,184
DFA Short-Term Government Portfolio....................    807,231     2,427,017           --            --
DFA Intermediate Government Fixed Income Portfolio.....  1,497,428     1,277,928           --            --
DFA Short-Term Extended Quality Portfolio..............    989,938           963    1,850,168     2,825,383
DFA Intermediate-Term Extended Quality Portfolio.......     53,618        54,464      280,191       537,533
DFA Targeted Credit Portfolio..........................     10,641            --      182,945       116,397
DFA Global Core Plus Fixed Income Portfolio............      8,984        15,354      974,317       108,967
DFA Investment Grade Portfolio.........................  1,264,753     1,241,283      863,847       591,860
DFA Diversified Fixed Income Portfolio.................     71,746        17,314       87,940         4,000
DFA LTIP Portfolio.....................................     82,166        74,428           --            --
DFA Inflation-Protected Securities Portfolio...........  1,309,659     1,277,458           --            --
DFA Short-Duration Real Return Portfolio...............    253,351       127,795      357,183       470,658
DFA Municipal Real Return Portfolio....................         --            --       47,210        77,760
DFA California Municipal Real Return Portfolio.........         --            --       21,595        15,009
DFA Municipal Bond Portfolio...........................         --            --      112,499        61,525
DFA Short-Term Municipal Bond Portfolio................         --            --    1,827,554     2,240,859
DFA Intermediate-Term Municipal Bond Portfolio.........         --            --      472,980       228,133
DFA California Short-Term Municipal Bond Portfolio.....         --            --    1,049,949     1,037,943
DFA California Intermediate-Term Municipal Bond
  Portfolio............................................         --            --      173,170        89,635
DFA NY Municipal Bond Portfolio........................         --            --       44,683        39,365
DFA MN Municipal Bond Portfolio........................         --            --       10,025         9,204
DFA Oregon Municipal Bond Portfolio....................         --            --       20,175            --

   For the year ended October 31, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

      The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

                                                           NET
                                                         REALIZED   CHANGE IN                SHARES AS
                     BALANCE AT                           GAIN/    UNREALIZED   BALANCE AT      OF
                     OCTOBER 31, PURCHASES AT  PROCEEDS   (LOSS)  APPRECIATION/ OCTOBER 31, OCTOBER 31, DIVIDEND CAPITAL GAIN
                        2018         COST     FROM SALES ON SALES DEPRECIATION     2019        2019      INCOME  DISTRIBUTIONS
                     ----------- ------------ ---------- -------- ------------- ----------- ----------- -------- -------------
DFA ONE-YEAR
  FIXED INCOME
  PORTFOLIO
The DFA Short Term
  Investment Fund...  $177,374    $2,747,185  $2,792,242   $23         $(9)      $132,331     11,436     $4,136       --
                      --------    ----------  ----------   ---         ---       --------     ------     ------       --
TOTAL...............  $177,374    $2,747,185  $2,792,242   $23         $(9)      $132,331     11,436     $4,136       --
                      ========    ==========  ==========   ===         ===       ========     ======     ======       ==
DFA TWO-YEAR
  GLOBAL FIXED
  INCOME PORTFOLIO
The DFA Short Term
  Investment Fund...  $ 80,883    $  479,847  $  552,469   $ 3         $(2)      $  8,262        714     $  665       --
                      --------    ----------  ----------   ---         ---       --------     ------     ------       --
TOTAL...............  $ 80,883    $  479,847  $  552,469   $ 3         $(2)      $  8,262        714     $  665       --
                      ========    ==========  ==========   ===         ===       ========     ======     ======       ==
DFA SELECTIVELY
  HEDGED GLOBAL
  FIXED INCOME
  PORTFOLIO
The DFA Short Term
  Investment Fund...  $ 10,691    $  247,537  $  251,242    --         $ 1       $  6,987        604     $  219       --
                      --------    ----------  ----------   ---         ---       --------     ------     ------       --
TOTAL...............  $ 10,691    $  247,537  $  251,242    --         $ 1       $  6,987        604     $  219       --
                      ========    ==========  ==========   ===         ===       ========     ======     ======       ==
DFA FIVE-YEAR
  GLOBAL FIXED
  INCOME PORTFOLIO
The DFA Short Term
  Investment Fund...  $ 56,718    $  302,163  $  348,515    --          --       $ 10,366        896     $  450       --
                      --------    ----------  ----------   ---         ---       --------     ------     ------       --
TOTAL...............  $ 56,718    $  302,163  $  348,515    --          --       $ 10,366        896     $  450       --
                      ========    ==========  ==========   ===         ===       ========     ======     ======       ==
DFA SHORT-TERM
  EXTENDED QUALITY
  PORTFOLIO
The DFA Short Term
  Investment Fund...  $ 72,662    $  996,102  $1,015,262   $(1)        $ 3       $ 53,504      4,624     $1,837       --
                      --------    ----------  ----------   ---         ---       --------     ------     ------       --
TOTAL...............  $ 72,662    $  996,102  $1,015,262   $(1)        $ 3       $ 53,504      4,624     $1,837       --
                      ========    ==========  ==========   ===         ===       ========     ======     ======       ==
DFA INTERMEDIATE-
  TERM EXTENDED
  QUALITY PORTFOLIO
The DFA Short Term
  Investment Fund...  $ 92,092    $  374,935  $  356,625   $(4)        $ 9       $110,406      9,542     $2,326       --
                      --------    ----------  ----------   ---         ---       --------     ------     ------       --
TOTAL...............  $ 92,092    $  374,935  $  356,625   $(4)        $ 9       $110,406      9,542     $2,326       --
                      ========    ==========  ==========   ===         ===       ========     ======     ======       ==
DFA TARGETED
  CREDIT PORTFOLIO
The DFA Short Term
  Investment Fund...  $ 17,485    $  116,737  $  113,309    --         $ 3       $ 20,916      1,808     $  415       --
                      --------    ----------  ----------   ---         ---       --------     ------     ------       --
TOTAL...............  $ 17,485    $  116,737  $  113,309    --         $ 3       $ 20,916      1,808     $  415       --
                      ========    ==========  ==========   ===         ===       ========     ======     ======       ==

                                                           NET
                                                         REALIZED   CHANGE IN                SHARES AS
                     BALANCE AT                           GAIN/    UNREALIZED   BALANCE AT      OF
                     OCTOBER 31, PURCHASES AT  PROCEEDS   (LOSS)  APPRECIATION/ OCTOBER 31, OCTOBER 31, DIVIDEND CAPITAL GAIN
                        2018         COST     FROM SALES ON SALES DEPRECIATION     2019        2019      INCOME  DISTRIBUTIONS
                     ----------- ------------ ---------- -------- ------------- ----------- ----------- -------- -------------
DFA GLOBAL CORE
  PLUS FIXED INCOME
  PORTFOLIO
The DFA Short Term
  Investment Fund...  $ 12,149    $  200,745  $  137,083  $  (3)     $     7     $ 75,815      6,552         --       --
                      --------    ----------  ----------  -----      -------     --------     ------    -------       --
TOTAL...............  $ 12,149    $  200,745  $  137,083  $  (3)     $     7     $ 75,815      6,552         --       --
                      ========    ==========  ==========  =====      =======     ========     ======    =======       ==
DFA INVESTMENT
  GRADE PORTFOLIO
The DFA Short Term
  Investment Fund...  $328,173    $3,400,611  $3,035,240  $  13      $    57     $693,614     59,944    $12,630       --
                      --------    ----------  ----------  -----      -------     --------     ------    -------       --
TOTAL...............  $328,173    $3,400,611  $3,035,240  $  13      $    57     $693,614     59,944    $12,630       --
                      ========    ==========  ==========  =====      =======     ========     ======    =======       ==
DFA DIVERSIFIED
  FIXED INCOME
  PORTFOLIO
DFA Intermediate
  Government Fixed
  Income............  $404,763    $   87,940  $    4,001  $(338)     $40,738     $529,102     40,731    $10,290       --
DFA Two-Year Global
  Fixed Income......   243,515        69,460          --     --        2,536      315,511     31,457      6,510       --
DFA Short Term
  Investment Fund...        --        27,963      27,963     --           --           --         --         --       --
                      --------    ----------  ----------  -----      -------     --------     ------    -------       --
TOTAL...............  $648,278    $  185,363  $   31,964  $(338)     $43,274     $844,613     72,188    $16,800       --
                      ========    ==========  ==========  =====      =======     ========     ======    =======       ==
DFA SHORT-DURATION
  REAL RETURN
  PORTFOLIO
The DFA Short Term
  Investment Fund...  $ 49,993    $  244,086  $  257,114  $   2      $     3     $ 36,970      3,195    $   661       --
                      --------    ----------  ----------  -----      -------     --------     ------    -------       --
TOTAL...............  $ 49,993    $  244,086  $  257,114  $   2      $     3     $ 36,970      3,195    $   661       --
                      ========    ==========  ==========  =====      =======     ========     ======    =======       ==

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to realized gains on securities considered to be "passive foreign investment companies," non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

                                                      NET INVESTMENT
                                                        INCOME AND   LONG-TERM
                                                        SHORT-TERM    CAPITAL  TAX EXEMPT
                                                      CAPITAL GAINS    GAINS     INCOME    TOTAL
                                                      -------------- --------- ---------- --------
DFA One-Year Fixed Income Portfolio
2018.................................................    $134,236         --       --     $134,236
2019.................................................     170,989         --       --      170,989
DFA Two-Year Global Fixed Income Portfolio
2018.................................................      67,032         --       --       67,032
2019.................................................     141,446         --       --      141,446
DFA Selectively Hedged Global Fixed Income Portfolio
2018.................................................      19,847         --       --       19,847
2019.................................................      37,788         --       --       37,788
DFA Five-Year Global Fixed Income Portfolio
2018.................................................     217,046     $9,217       --      226,263
2019.................................................     619,058         --       --      619,058
DFA World ex U.S. Government Fixed Income Portfolio
2018.................................................       1,574         --       --        1,574
2019.................................................      79,500      4,329       --       83,829
DFA Short-Term Government Portfolio
2018.................................................      32,064         --       --       32,064
2019.................................................      44,098         --       --       44,098
DFA Intermediate Government Fixed Income Portfolio
2018.................................................     102,138      4,998       --      107,136
2019.................................................     116,094         --       --      116,094
DFA Short-Term Extended Quality Portfolio
2018.................................................     100,156      4,054       --      104,210
2019.................................................     142,314         --       --      142,314
DFA Intermediate-Term Extended Quality Portfolio
2018.................................................      58,070      5,639       --       63,709
2019.................................................      55,145         --       --       55,145
DFA Targeted Credit Portfolio
2018.................................................      13,620        906       --       14,526
2019.................................................      16,395         --       --       16,395
DFA Global Core Plus Fixed Income Portfolio
2018.................................................       2,471         --       --        2,471
2019.................................................      35,318         --       --       35,318
DFA Investment Grade Portfolio
2018.................................................     212,294         --       --      212,294
2019.................................................     241,381         --       --      241,381
DFA Diversified Fixed Income Portfolio
2018.................................................      13,444         98       --       13,542
2019.................................................      20,185         19       --       20,204
DFA LTIP Portfolio
2018.................................................       5,731         --       --        5,731
2019.................................................       4,624        829       --        5,453

                                                           NET INVESTMENT
                                                             INCOME AND   LONG-TERM
                                                             SHORT-TERM    CAPITAL  TAX EXEMPT
                                                           CAPITAL GAINS    GAINS     INCOME    TOTAL
                                                           -------------- --------- ---------- --------
DFA Inflation-Protected Securities Portfolio
2018......................................................    $141,539       --           --   $141,539
2019......................................................      96,788       --           --     96,788
DFA Short-Duration Real Return Portfolio
2018......................................................      19,458       --           --     19,458
2019......................................................      38,949       --           --     38,949
DFA Municipal Real Return Portfolio
2018......................................................          --       --      $12,044     12,044
2019......................................................          --       --       14,027     14,027
DFA California Municipal Real Return Portfolio
2018......................................................          --       --        1,086      1,086
2019......................................................          --       --        1,907      1,907
DFA Municipal Bond Portfolio
2018......................................................          --       --        5,602      5,602
2019......................................................          --       --        7,271      7,271
DFA Short-Term Municipal Bond Portfolio
2018......................................................          --       --       27,517     27,517
2019......................................................          --       --       32,120     32,120
DFA Intermediate-Term Municipal Bond Portfolio
2018......................................................          --       --       26,332     26,332
2019......................................................          --       --       30,101     30,101
DFA California Short-Term Municipal Bond Portfolio
2018......................................................          --       --       11,064     11,064
2019......................................................          --       --       14,735     14,735
DFA California Intermediate-Term Municipal Bond Portfolio
2018......................................................          --       --        5,751      5,751
2019......................................................          --       --        7,150      7,150
DFA NY Municipal Bond Portfolio
2018......................................................          --       --        1,109      1,109
2019......................................................          --       --        1,493      1,493
DFA MN Municipal Bond Portfolio
2018......................................................          --       --          698        698
2019......................................................          --       --          796        796
DFA Oregon Municipal Bond Portfolio
2019......................................................          --       --           11         11

   The DFA Oregon Municipal Bond Portfolio commenced operations on September 10, 2019, and did not pay any distributions for the year ended October 31, 2018.

   As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                        NET INVESTMENT
                                                          INCOME AND   LONG-TERM
                                                          SHORT-TERM    CAPITAL
                                                        CAPITAL GAINS    GAINS     TOTAL
                                                        -------------- --------- --------
DFA One-Year Fixed Income Portfolio....................    $ (2,827)      --     $ (2,827)
DFA Two-Year Global Fixed Income Portfolio.............        (487)      --         (487)
DFA Selectively Hedged Global Fixed Income Portfolio...      (1,646)      --       (1,646)
DFA Five-Year Global Fixed Income Portfolio............     (32,284)      --      (32,284)
DFA World ex U.S. Government Fixed Income Portfolio....      (1,758)      --       (1,758)
DFA Short-Term Government Portfolio....................      (1,432)      --       (1,432)
DFA Intermediate Government Fixed Income Portfolio.....      (2,284)      --       (2,284)
DFA Short-Term Extended Quality Portfolio..............      (7,929)      --       (7,929)
DFA Intermediate-Term Extended Quality Portfolio.......        (793)      --         (793)
DFA Targeted Credit Portfolio..........................      (1,772)      --       (1,772)
DFA Global Core Plus Fixed Income Portfolio............      (1,900)      --       (1,900)
DFA Investment Grade Portfolio.........................      (8,244)      --       (8,244)
DFA Diversified Fixed Income Portfolio.................        (179)      --         (179)
DFA LTIP Portfolio.....................................        (261)      --         (261)
DFA Inflation-Protected Securities Portfolio...........      (4,638)      --       (4,638)
DFA Short-Duration Real Return Portfolio...............      (3,311)      --       (3,311)
DFA Municipal Real Return Portfolio....................          --       --           --
DFA California Municipal Real Return Portfolio.........          --       --           --
DFA Municipal Bond Portfolio...........................          --       --           --
DFA Short-Term Municipal Bond Portfolio................          --       --           --
DFA Intermediate-Term Municipal Bond Portfolio.........          --       --           --
DFA California Short-Term Municipal Bond Portfolio.....          --       --           --
DFA California Intermediate-Term Municipal Bond
  Portfolio............................................          --       --           --
DFA NY Municipal Bond Portfolio........................          --       --           --
DFA MN Municipal Bond Portfolio........................          --       --           --
DFA Oregon Municipal Bond Portfolio....................          --       --           --

   As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                              UNDISTRIBUTED
                                                   NET                                                   TOTAL NET
                                               INVESTMENT                                              DISTRIBUTABLE
                                               INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                               SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                              CAPITAL GAINS CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                              ------------- ------------- ------------- -------------- -------------
DFA One-Year Fixed Income Portfolio..........   $  1,289            --      $ (12,589)    $   4,989      $ (6,311)
DFA Two-Year Global Fixed Income Portfolio...     74,653            --        (22,082)      (13,691)       38,880
DFA Selectively Hedged Global Fixed Income
  Portfolio..................................     27,861            --        (76,545)         (799)      (49,483)
DFA Five-Year Global Fixed Income Portfolio..    323,204            --       (145,964)     (241,736)      (64,496)
DFA World ex U.S. Government Fixed Income
  Portfolio..................................     46,332       $12,934             --        47,969       107,235

                                                        UNDISTRIBUTED
                                                             NET                                                   TOTAL NET
                                                         INVESTMENT                                              DISTRIBUTABLE
                                                         INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                                         SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                                        CAPITAL GAINS CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                                        ------------- ------------- ------------- -------------- -------------
DFA Short-Term Government Portfolio....................    $ 3,957           --       $(24,930)      $   (597)     $(21,570)
DFA Intermediate Government Fixed Income Portfolio.....     12,858           --        (22,991)       243,465       233,332
DFA Short-Term Extended Quality Portfolio..............     89,114           --        (11,962)       (19,223)       57,929
DFA Intermediate-Term Extended Quality Portfolio.......        482           --        (13,399)        90,323        77,406
DFA Targeted Credit Portfolio..........................     11,388       $   72             --          2,304        13,764
DFA Global Core Plus Fixed Income Portfolio............     21,979           --         (2,784)        42,747        61,942
DFA Investment Grade Portfolio.........................     40,240           --        (59,642)       467,657       448,255
DFA Diversified Fixed Income Portfolio.................        288           --           (478)        27,309        27,119
DFA LTIP Portfolio.....................................        153           --         (1,188)        20,877        19,842
DFA Inflation-Protected Securities Portfolio...........      1,664        3,623             --        146,073       151,360
DFA Short-Duration Real Return Portfolio...............     32,139           --        (21,875)        (5,459)        4,805
DFA Municipal Real Return Portfolio....................         --           --         (2,524)        15,287        12,763
DFA California Municipal Real Return Portfolio.........         --           --            (67)           605           538
DFA Municipal Bond Portfolio...........................         --           --            (48)         9,829         9,781
DFA Short-Term Municipal Bond Portfolio................         --           --           (151)         5,510         5,359
DFA Intermediate-Term Municipal Bond Portfolio.........         --           --           (327)        55,265        54,938
DFA California Short-Term Municipal Bond Portfolio.....         --           --           (636)         5,325         4,689
DFA California Intermediate-Term Municipal Bond
  Portfolio............................................         --           --           (134)        13,579        13,445
DFA NY Municipal Bond Portfolio........................         --           --            (10)         1,100         1,090
DFA MN Municipal Bond Portfolio........................         --           --            (43)           479           436
DFA Oregon Municipal Bond Portfolio....................         --           --             --              0            --

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. Additionally, such losses must be used prior to the losses incurred in the years preceding enactment. As of October 31, 2019, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

                                                      UNLIMITED  TOTAL
                                                      --------- --------
        DFA One-Year Fixed Income Portfolio.......... $ 12,589  $ 12,589
        DFA Two-Year Global Fixed Income Portfolio...   22,082    22,082
        DFA Selectively Hedged Global Fixed Income
          Portfolio..................................   76,545    76,545
        DFA Five-Year Global Fixed Income Portfolio..  145,964   145,964

                                                              UNLIMITED  TOTAL
                                                              --------- -------
 DFA World ex U.S. Government Fixed Income Portfolio.........       --       --
 DFA Short-Term Government Portfolio.........................  $24,930  $24,930
 DFA Intermediate Government Fixed Income Portfolio..........   22,991   22,991
 DFA Short-Term Extended Quality Portfolio...................   11,962   11,962
 DFA Intermediate-Term Extended Quality Portfolio............   13,399   13,399
 DFA Targeted Credit Portfolio...............................       --       --
 DFA Global Core Plus Fixed Income Portfolio.................    2,784    2,784
 DFA Investment Grade Portfolio..............................   59,642   59,642
 DFA Diversified Fixed Income Portfolio......................      478      478
 DFA LTIP Portfolio..........................................    1,188    1,188
 DFA Inflation-Protected Securities Portfolio................       --       --
 DFA Short-Duration Real Return Portfolio....................   21,875   21,875
 DFA Municipal Real Return Portfolio.........................    2,524    2,524
 DFA California Municipal Real Return Portfolio..............       67       67
 DFA Municipal Bond Portfolio................................       48       48
 DFA Short-Term Municipal Bond Portfolio.....................      151      151
 DFA Intermediate-Term Municipal Bond Portfolio..............      327      327
 DFA California Short-Term Municipal Bond Portfolio..........      636      636
 DFA California Intermediate-Term Municipal Bond Portfolio...      134      134
 DFA NY Municipal Bond Portfolio.............................       10       10
 DFA MN Municipal Bond Portfolio.............................       43       43
 DFA Oregon Municipal Bond Portfolio.........................       --       --

   During the year ended October 31, 2019, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

        DFA One-Year Fixed Income Portfolio.................... $ 7,819
        DFA Two-Year Global Fixed Income Portfolio.............   6,397
        DFA Selectively Hedged Global Fixed Income Portfolio...     215
        DFA Intermediate Government Fixed Income Portfolio.....   6,762
        DFA Short-Term Extended Quality Portfolio..............   1,705
        DFA Intermediate-Term Extended Quality Portfolio.......     679
        DFA Targeted Credit Portfolio..........................     684
        DFA Inflation-Protected Securities Portfolio...........  15,577
        DFA Municipal Real Return Portfolio....................     154

   As of October 31, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                                     NET
                                                                                                  UNREALIZED
                                                         FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                                                         TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                        ----------- ------------ -------------- --------------
DFA One-Year Fixed Income Portfolio.................... $ 7,533,099   $ 5,031      $    (624)     $   4,407
DFA Two-Year Global Fixed Income Portfolio.............   5,498,705    24,477        (38,204)       (13,727)
DFA Selectively Hedged Global Fixed Income Portfolio...   1,237,268    10,575        (11,384)          (809)
DFA Five-Year Global Fixed Income Portfolio............  15,662,135    67,180       (206,992)      (139,812)

                                                                                                    NET
                                                                                                 UNREALIZED
                                                         FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                                         TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                        ---------- ------------ -------------- --------------
DFA World ex U.S. Government Fixed Income Portfolio.... $1,425,526   $ 72,718      $ (5,637)      $ 67,081
DFA Short-Term Government Portfolio....................  2,399,992        149          (745)          (596)
DFA Intermediate Government Fixed Income Portfolio.....  5,318,431    246,711        (3,246)       243,465
DFA Short-Term Extended Quality Portfolio..............  6,563,270     43,448       (62,670)       (19,222)
DFA Intermediate-Term Extended Quality Portfolio.......  1,711,465     91,220          (897)        90,323
DFA Targeted Credit Portfolio..........................    776,237     11,631        (6,234)         5,397
DFA Global Core Plus Fixed Income Portfolio............  1,532,927     48,462        (6,066)        42,396
DFA Investment Grade Portfolio.........................  9,962,554    479,722       (12,065)       467,657
DFA Diversified Fixed Income Portfolio.................  1,037,414     28,197          (888)        27,309
DFA LTIP Portfolio.....................................    193,161     20,877            --         20,877
DFA Inflation-Protected Securities Portfolio...........  4,742,158    152,914        (6,842)       146,072
DFA Short-Duration Real Return Portfolio...............  1,516,883      5,918       (11,373)        (5,455)
DFA Municipal Real Return Portfolio....................    857,292     32,217       (16,929)        15,288
DFA California Municipal Real Return Portfolio.........    128,044      3,961        (3,356)           605
DFA Municipal Bond Portfolio...........................    491,441     10,037          (207)         9,830
DFA Short-Term Municipal Bond Portfolio................  2,611,556      5,834          (324)         5,510
DFA Intermediate-Term Municipal Bond Portfolio.........  1,981,743     55,593          (328)        55,265
DFA California Short-Term Municipal Bond Portfolio.....  1,207,810      5,695          (370)         5,325
DFA California Intermediate-Term Municipal Bond
  Portfolio............................................    503,484     13,668           (89)        13,579
DFA NY Municipal Bond Portfolio........................    118,788      1,123           (23)         1,100
DFA MN Municipal Bond Portfolio........................     72,468        496           (17)           479
DFA Oregon Municipal Bond Portfolio....................     22,223         28           (27)             1

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

   2. INFLATION PROTECTION RISKS: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio and DFA California Municipal Real Return Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the principal and income of inflation-protected securities held by a Portfolio will decline and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a Portfolio's value. For example, if interest rates rise due to reasons other than inflation, the Portfolio's investment in these securities may not be protected to the extent that the increase is not reflected in the securities' inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to a Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by Portfolios.

   3. FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   4. SWAP AGREEMENTS: The Portfolios noted below may enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the Portfolios to hedge the inflation risk in nominal bonds (i.e. non-inflation indexed bonds) thereby creating "synthetic" inflation-indexed bonds. Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the Portfolios from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders.

   The Advisor and the Fund do not believe that a Portfolio's obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio's borrowing or senior securities restrictions. Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio. To the extent that a Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor.

   5. REPURCHASE AGREEMENTS: The Portfolios may engage in repurchase agreement transactions with institutions that the Advisor has determined are creditworthy. The Portfolios, through their custodian, receive delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Portfolios and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Portfolios' ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Portfolios seek to assert its rights.

   Repurchase agreements ("RA") permit the Portfolios, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty's bankruptcy or insolvency. Pursuant to the terms of the RA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolios' obligation under bankruptcy law to return the excess to the counterparty.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2019 was as follows (amounts in thousands):

                                                         FORWARD
                                                         CURRENCY       SWAP
                                                        CONTRACTS*  CONTRACTS***
                                                        ----------- ------------
DFA Two-Year Global Fixed Income Portfolio............. $ 2,274,441  $       --
DFA Selectively Hedged Global Fixed Income Portfolio...     639,981          --
DFA Five-Year Global Fixed Income Portfolio............  13,737,899          --
DFA World ex U.S. Government Fixed Income Portfolio....   1,343,301          --
DFA Short-Term Extended Quality Portfolio..............   1,748,929          --
DFA Targeted Credit Portfolio..........................     247,169          --
DFA Global Core Plus Fixed Income Portfolio............     644,280          --
DFA Investment Grade Portfolio.........................     386,465          --
DFA Short-Duration Real Return Portfolio...............     331,938   1,325,077
DFA Municipal Real Return Portfolio....................          --     795,385
DFA California Municipal Real Return Portfolio.........          --     119,077

*  Average amount of Currency Purchased/Sold in USD
***Average Notional Value of agreements

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2019 (amounts in thousands):

                                                                ASSET DERIVATIVES VALUE
                                                        ---------------------------------------
                                                           TOTAL
                                                         VALUE AT      FORWARD
                                                        OCTOBER 31,   CURRENCY        SWAP
                                                           2019     CONTRACTS (1) CONTRACTS (2)
                                                        ----------- ------------- -------------
DFA Two-Year Global Fixed Income Portfolio.............   $ 2,299      $ 2,299           --
DFA Selectively Hedged Global Fixed Income Portfolio...       435          435           --
DFA Five-Year Global Fixed Income Portfolio............    25,285       25,285           --
DFA World ex U.S. Government Fixed Income Portfolio....     1,000        1,000           --
DFA Short-Term Extended Quality Portfolio..............       999          999           --
DFA Targeted Credit Portfolio..........................       409          409           --
DFA Global Core Plus Fixed Income Portfolio............       746          746           --
DFA Investment Grade Portfolio.........................       656          656           --
DFA Short-Duration Real Return Portfolio...............     3,588           94       $3,494
DFA Municipal Real Return Portfolio....................     4,549           --        4,549

                                                              LIABILITY DERIVATIVES VALUE
                                                        --------------------------------------
                                                        TOTAL VALUE
                                                            AT         FORWARD
                                                        OCTOBER 31,   CURRENCY        SWAP
                                                           2019     CONTRACTS (3) CONTRACTS (4)
                                                        ----------- ------------- -------------
DFA Two-Year Global Fixed Income Portfolio.............  $ (34,517)   $ (34,517)          --
DFA Selectively Hedged Global Fixed Income Portfolio...     (5,322)      (5,322)          --
DFA Five-Year Global Fixed Income Portfolio............   (127,418)    (127,418)          --
DFA World ex U.S. Government Fixed Income Portfolio....    (20,279)     (20,279)          --
DFA Short-Term Extended Quality Portfolio..............    (24,012)     (24,012)          --
DFA Targeted Credit Portfolio..........................     (3,508)      (3,508)          --
DFA Global Core Plus Fixed Income Portfolio............    (15,003)     (15,003)          --
DFA Investment Grade Portfolio.........................     (6,729)      (6,729)          --
DFA Short-Duration Real Return Portfolio...............    (19,994)      (3,505)    $(16,489)
DFA Municipal Real Return Portfolio....................    (16,912)          --      (16,912)
DFA California Municipal Real Return Portfolio.........     (3,346)          --       (3,346)

(1)Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)Presented on Statements of Assets and Liabilities as Unrealized Gain on Swap Contracts.
(3)Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)Presented on Statements of Assets and Liabilities as Unrealized Loss on Swap Contracts.

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2019 (amounts in thousands):

                                              REALIZED GAIN (LOSS) ON DERIVATIVES
                                              -----------------------------------
                                                         FORWARD
                                                        CURRENCY        SWAP
                                               TOTAL  CONTRACTS (1) CONTRACTS (2)
                                              ------- ------------- -------------
DFA Two-Year Global Fixed Income Portfolio... $91,348    $91,348         --

                                                         REALIZED GAIN (LOSS) ON DERIVATIVES
                                                        ------------------------------------
                                                                     FORWARD
                                                                    CURRENCY        SWAP
                                                          TOTAL   CONTRACTS (1) CONTRACTS (2)
                                                        --------  ------------- -------------
DFA Selectively Hedged Global Fixed Income Portfolio... $ 32,151    $ 32,151            --
DFA Five-Year Global Fixed Income Portfolio............  806,336     806,336            --
DFA World ex U.S. Government Fixed Income Portfolio....   79,266      79,266            --
DFA Short-Term Extended Quality Portfolio..............  113,274     113,274            --
DFA Targeted Credit Portfolio..........................   14,795      14,795            --
DFA Investment Grade Portfolio.........................   24,616      24,616            --
DFA Short-Duration Real Return Portfolio...............   22,873      25,856       $(2,983)
DFA Municipal Real Return Portfolio....................      320          --           320
DFA California Municipal Real Return Portfolio.........      (48)         --           (48)

                                                          CHANGE IN UNREALIZED APPRECIATION
                                                            (DEPRECIATION) ON DERIVATIVES
                                                        -------------------------------------
                                                                      FORWARD
                                                                     CURRENCY        SWAP
                                                          TOTAL    CONTRACTS (3) CONTRACTS (4)
                                                        ---------  ------------- -------------
DFA Two-Year Global Fixed Income Portfolio............. $ (46,587)   $ (46,587)          --
DFA Selectively Hedged Global Fixed Income Portfolio...   (10,404)     (10,404)          --
DFA Five-Year Global Fixed Income Portfolio............  (329,331)    (329,331)          --
DFA World ex U.S. Government Fixed Income Portfolio....   (37,331)     (37,331)          --
DFA Short-Term Extended Quality Portfolio..............   (44,073)     (44,073)          --
DFA Targeted Credit Portfolio..........................    (6,974)      (6,974)          --
DFA Global Core Plus Fixed Income Portfolio............   (21,664)     (21,664)          --
DFA Investment Grade Portfolio.........................   (10,327)     (10,327)          --
DFA Short-Duration Real Return Portfolio...............   (29,698)      (9,099)    $(20,599)
DFA Municipal Real Return Portfolio....................   (25,584)          --      (25,584)
DFA California Municipal Real Return Portfolio.........    (3,484)          --       (3,484)

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Forward Currency Contracts.
(2)Presented on Statements of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(3)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

   The Portfolios are subject to master netting agreements ("MNA") with certain counterparties that govern the terms of derivative transactions and reduce the counterparty risk associated with such transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different MNA, possibly resulting in the need for multiple agreements with a single counterparty. As the MNA's are specific to unique operations of different asset types, they allow each Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single MNA with a counterparty. Certain MNA's contain provisions which allow for the net settlement of receivable and payable positions with the same counterparty if defined conditions are met.

   The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2019 (amounts in thousands):

                                                 NET AMOUNTS    GROSS AMOUNTS NOT OFFSET
                                                  OF ASSETS    IN THE STATEMENTS OF ASSETS
                                      GROSS     PRESENTED IN        AND LIABILITIES
                                     AMOUNTS         THE       --------------------------                  GROSS
                                        OF      STATEMENTS OF                      CASH                 AMOUNTS OF
                                    RECOGNIZED     ASSETS         FINANCIAL     COLLATERAL    NET       RECOGNIZED
DESCRIPTION                         ASSETS (A) AND LIABILITIES INSTRUMENTS (B)   RECEIVED  AMOUNT (C) LIABILITIES (A)
-----------                         ---------- --------------- ---------------  ---------- ---------- ---------------
                                                                 ASSETS
                                    ----------------------------------------------------------------  ---------------
DFA TWO-YEAR GLOBAL FIXED INCOME
  PORTFOLIO
JP Morgan..........................       --           --               --          --          --        $ 3,677
State Street Bank and Trust........   $  934       $  934          $  (934)         --          --         16,314
Goldman Sachs International........      305          305               --          --        $305             --
Citibank, N.A......................       --           --               --          --          --          6,860
UBS AG.............................       --           --               --          --          --          1,169
Bank of America Corp...............       --           --               --          --          --          3,178
HSBC Bank..........................       --           --               --          --          --          1,603
National Australia Bank Ltd........    1,061        1,061           (1,061)         --          --          1,717
                                      ------       ------          -------          --        ----        -------
Total..............................   $2,300       $2,300          $(1,995)         --        $305        $34,518
                                      ======       ======          =======          ==        ====        =======
DFA SELECTIVELY HEDGED GLOBAL
  FIXED INCOME PORTFOLIO
Bank of America Corp...............       --           --               --          --          --        $ 1,211
Citibank, N.A......................       --           --               --          --          --          1,579
Natwest Markets P.L.C..............       --           --               --          --          --            880
State Street Bank and Trust........   $  434       $  434          $  (434)         --          --          1,384
HSBC Bank..........................       --           --               --          --          --              9
Barclays Capital...................       --           --               --          --          --              1
UBS AG.............................       --           --               --          --          --            258
                                      ------       ------          -------          --        ----        -------
Total..............................   $  434       $  434          $  (434)         --          --        $ 5,322
                                      ======       ======          =======          ==        ====        =======

                                      NET AMOUNTS    GROSS AMOUNTS NOT OFFSET
                                    OF LIABILITIES  IN THE STATEMENTS OF ASSETS
                                     PRESENTED IN        AND LIABILITIES
                                          THE       --------------------------
                                     STATEMENTS OF                      CASH
                                        ASSETS         FINANCIAL     COLLATERAL    NET
DESCRIPTION                         AND LIABILITIES INSTRUMENTS (D)   PLEDGED   AMOUNT (E)
-----------                         --------------- ---------------  ---------- ----------
                                                  LIABILITIES
                                    ------------------------------------------------------
DFA TWO-YEAR GLOBAL FIXED INCOME
  PORTFOLIO
JP Morgan..........................     $ 3,677              --          --      $ 3,677
State Street Bank and Trust........      16,314         $  (934)         --       15,380
Goldman Sachs International........          --              --          --           --
Citibank, N.A......................       6,860              --          --        6,860
UBS AG.............................       1,169              --          --        1,169
Bank of America Corp...............       3,178              --          --        3,178
HSBC Bank..........................       1,603              --          --        1,603
National Australia Bank Ltd........       1,717          (1,061)         --          656
                                        -------         -------          --      -------
Total..............................     $34,518         $(1,995)         --      $32,523
                                        =======         =======          ==      =======
DFA SELECTIVELY HEDGED GLOBAL
  FIXED INCOME PORTFOLIO
Bank of America Corp...............     $ 1,211              --          --      $ 1,211
Citibank, N.A......................       1,579              --          --        1,579
Natwest Markets P.L.C..............         880              --          --          880
State Street Bank and Trust........       1,384         $  (434)         --          950
HSBC Bank..........................           9              --          --            9
Barclays Capital...................           1              --          --            1
UBS AG.............................         258              --          --          258
                                        -------         -------          --      -------
Total..............................     $ 5,322         $  (434)         --      $ 4,888
                                        =======         =======          ==      =======

                                                 NET AMOUNTS    GROSS AMOUNTS NOT OFFSET
                                                  OF ASSETS    IN THE STATEMENTS OF ASSETS
                                      GROSS     PRESENTED IN        AND LIABILITIES
                                     AMOUNTS         THE       --------------------------                  GROSS
                                        OF      STATEMENTS OF                      CASH                 AMOUNTS OF
                                    RECOGNIZED     ASSETS         FINANCIAL     COLLATERAL    NET       RECOGNIZED
DESCRIPTION                         ASSETS (A) AND LIABILITIES INSTRUMENTS (B)   RECEIVED  AMOUNT (C) LIABILITIES (A)
-----------                         ---------- --------------- ---------------  ---------- ---------- ---------------
                                                                 ASSETS
                                    ----------------------------------------------------------------  ---------------
DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
JP Morgan..........................  $ 7,796       $ 7,796        $ (7,796)         --          --       $ 28,360
Barclays Capital...................    1,505         1,505          (1,505)         --          --         11,961
Citibank, N.A......................    3,118         3,118          (3,118)         --          --         29,237
State Street Bank and Trust........    9,542         9,542          (9,542)         --          --         39,696
Bank of America Corp...............      675           675            (675)         --          --          3,568
ANZ Securities.....................        5             5              (5)         --          --            320
HSBC Bank..........................      112           112            (112)         --          --          7,910
UBS AG.............................      471           471            (471)         --          --          2,560
Goldman Sachs International........       --            --              --          --          --            193
National Australia Bank Ltd........    1,611         1,611          (1,611)         --          --          3,606
Morgan Stanley and Co.
  International....................      450           450              (7)         --        $443              7
                                     -------       -------        --------          --        ----       --------
Total..............................  $25,285       $25,285        $(24,842)         --        $443       $127,418
                                     =======       =======        ========          ==        ====       ========
DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
National Australia Bank Ltd........       --            --              --          --          --       $  2,783
Bank of America Corp...............       --            --              --          --          --          7,076
State Street Bank and Trust........  $   975       $   975        $   (975)         --          --          4,419
Barclays Capital...................       --            --              --          --          --          5,574
UBS AG.............................       23            23             (23)         --          --            426
JP Morgan..........................       --            --              --          --          --             --
Anz Securities.....................        1             1              --          --        $  1             --
                                     -------       -------        --------          --        ----       --------
Total..............................  $   999       $   999        $   (998)         --        $  1       $ 20,278
                                     =======       =======        ========          ==        ====       ========
DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
JP Morgan..........................       --            --              --          --          --       $  7,941
HSBC Bank..........................       --            --              --          --          --            986
State Street Bank and Trust........  $   985       $   985        $   (985)         --          --          7,331
National Australia Bank Ltd........       --            --              --          --          --          3,061
Bank of America Corp...............       --            --              --          --          --            139
Barclays Capital...................       --            --              --          --          --          2,688
UBS AG.............................       --            --              --          --          --          1,866
Citibank, N.A......................       14            14              --          --        $ 14             --
                                     -------       -------        --------          --        ----       --------
Total..............................  $   999       $   999        $   (985)         --        $ 14       $ 24,012
                                     =======       =======        ========          ==        ====       ========
DFA TARGETED CREDIT PORTFOLIO
National Australia Bank Ltd........       --            --              --          --          --       $    964
State Street Bank and Trust........  $   405       $   405        $   (405)         --          --          2,371
Citibank, N.A......................        4             4              (4)         --          --            173
                                     -------       -------        --------          --        ----       --------
Total..............................  $   409       $   409        $   (409)         --          --       $  3,508
                                     =======       =======        ========          ==        ====       ========
DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
Citibank, N.A......................  $     9       $     9        $     (9)         --          --       $  2,721
State Street Bank and Trust........      642           642            (642)         --          --         12,190
ANZ Securities.....................       94            94             (86)         --        $  8             86
Goldman Sachs......................       --            --              --          --          --              5
                                     -------       -------        --------          --        ----       --------
Total..............................  $   745       $   745        $   (737)         --        $  8       $ 15,002
                                     =======       =======        ========          ==        ====       ========

                                      NET AMOUNTS
                                    OF LIABILITIES   GROSS AMOUNTS NOT OFFSET
                                     PRESENTED IN   IN THE STATEMENTS OF ASSETS
                                          THE            AND LIABILITIES
                                     STATEMENTS OF                      CASH
                                        ASSETS         FINANCIAL     COLLATERAL    NET
DESCRIPTION                         AND LIABILITIES INSTRUMENTS (D)   PLEDGED   AMOUNT (E)
-----------                         --------------- ---------------  ---------- ----------
                                                  LIABILITIES
                                    ------------------------------------------------------
DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
JP Morgan..........................    $ 28,360        $ (7,796)         --      $ 20,564
Barclays Capital...................      11,961          (1,505)         --        10,456
Citibank, N.A......................      29,237          (3,118)         --        26,119
State Street Bank and Trust........      39,696          (9,542)         --        30,154
Bank of America Corp...............       3,568            (675)         --         2,893
ANZ Securities.....................         320              (5)         --           315
HSBC Bank..........................       7,910            (112)         --         7,798
UBS AG.............................       2,560            (471)         --         2,089
Goldman Sachs International........         193              --          --           193
National Australia Bank Ltd........       3,606          (1,611)         --         1,995
Morgan Stanley and Co.
  International....................           7              (7)         --            --
                                       --------        --------          --      --------
Total..............................    $127,418        $(24,842)         --      $102,576
                                       ========        ========          ==      ========
DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
National Australia Bank Ltd........    $  2,783              --          --      $  2,783
Bank of America Corp...............       7,076              --          --         7,076
State Street Bank and Trust........       4,419        $   (975)         --         3,444
Barclays Capital...................       5,574              --          --         5,574
UBS AG.............................         426             (23)         --           403
JP Morgan..........................          --              --          --            --
Anz Securities.....................          --              --          --            --
                                       --------        --------          --      --------
Total..............................    $ 20,278        $   (998)         --      $ 19,280
                                       ========        ========          ==      ========
DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
JP Morgan..........................    $  7,941              --          --      $  7,941
HSBC Bank..........................         986              --          --           986
State Street Bank and Trust........       7,331        $   (985)         --         6,346
National Australia Bank Ltd........       3,061              --          --         3,061
Bank of America Corp...............         139              --          --           139
Barclays Capital...................       2,688              --          --         2,688
UBS AG.............................       1,866              --          --         1,866
Citibank, N.A......................          --              --          --            --
                                       --------        --------          --      --------
Total..............................    $ 24,012        $   (985)         --      $ 23,027
                                       ========        ========          ==      ========
DFA TARGETED CREDIT PORTFOLIO
National Australia Bank Ltd........    $    964              --          --      $    964
State Street Bank and Trust........       2,371        $   (405)         --         1,966
Citibank, N.A......................         173              (4)         --           169
                                       --------        --------          --      --------
Total..............................    $  3,508        $   (409)         --      $  3,099
                                       ========        ========          ==      ========
DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
Citibank, N.A......................    $  2,721        $     (9)         --      $  2,712
State Street Bank and Trust........      12,190            (642)         --        11,548
ANZ Securities.....................          86             (86)         --            --
Goldman Sachs......................           5              --          --             5
                                       --------        --------          --      --------
Total..............................    $ 15,002        $   (737)         --      $ 14,265
                                       ========        ========          ==      ========

                                            NET AMOUNTS    GROSS AMOUNTS NOT OFFSET
                                             OF ASSETS    IN THE STATEMENTS OF ASSETS
                                 GROSS     PRESENTED IN        AND LIABILITIES
                                AMOUNTS         THE       --------------------------                  GROSS
                                   OF      STATEMENTS OF                      CASH                 AMOUNTS OF
                               RECOGNIZED     ASSETS         FINANCIAL     COLLATERAL    NET       RECOGNIZED
DESCRIPTION                    ASSETS (A) AND LIABILITIES INSTRUMENTS (B)   RECEIVED  AMOUNT (C) LIABILITIES (A)
-----------                    ---------- --------------- ---------------  ---------- ---------- ---------------
                                                            ASSETS
                               ----------------------------------------------------------------  ---------------
DFA INVESTMENT GRADE PORTFOLIO
UBS AG........................       --           --               --          --         --         $ 1,990
Bank of America Corp..........       --           --               --          --         --           1,701
National Australia Bank Ltd...       --           --               --          --         --           1,690
State Street Bank and Trust...   $  656       $  656          $  (656)         --         --           1,348
                                 ------       ------          -------          --         --         -------
Total.........................   $  656       $  656          $  (656)         --         --         $ 6,729
                                 ======       ======          =======          ==         ==         =======
DFA SHORT-DURATION REAL RETURN PORTFOLIO
Citibank, N.A.................   $1,636       $1,636          $(1,636)         --         --         $ 7,792
Bank of America Corp..........    1,758        1,758           (1,758)         --         --           3,657
Deutsche Bank AG..............      194          194             (194)         --         --           7,844
Barclays Capital..............       --           --               --          --         --             701
                                 ------       ------          -------          --         --         -------
Total.........................   $3,588       $3,588          $(3,588)         --         --         $19,994
                                 ======       ======          =======          ==         ==         =======
DFA MUNICIPAL REAL RETURN PORTFOLIO
Bank of America Corp..........   $2,116       $2,116          $(2,116)         --         --         $10,167
Citibank, N.A.................    2,434        2,434           (2,434)         --         --           6,746
                                 ------       ------          -------          --         --         -------
Total.........................   $4,550       $4,550          $(4,550)         --         --         $16,913
                                 ======       ======          =======          ==         ==         =======
DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO
Bank of America Corp..........       --           --               --          --         --         $ 1,344
Citibank, N.A.................       --           --               --          --         --           1,763
Merrill Lynch Capital
  Services, Inc...............       --           --               --          --         --             239
                                 ------       ------          -------          --         --         -------
Total.........................       --           --               --          --         --         $ 3,346
                                 ======       ======          =======          ==         ==         =======

                                 NET AMOUNTS    GROSS AMOUNTS NOT OFFSET
                               OF LIABILITIES  IN THE STATEMENTS OF ASSETS
                                PRESENTED IN        AND LIABILITIES
                                     THE       --------------------------
                                STATEMENTS OF                      CASH
                                   ASSETS         FINANCIAL     COLLATERAL    NET
DESCRIPTION                    AND LIABILITIES INSTRUMENTS (D)   PLEDGED   AMOUNT (E)
-----------                    --------------- ---------------  ---------- ----------
                                             LIABILITIES
                               ------------------------------------------------------
DFA INVESTMENT GRADE PORTFOLIO
UBS AG........................     $ 1,990              --          --      $ 1,990
Bank of America Corp..........       1,701              --          --        1,701
National Australia Bank Ltd...       1,690              --          --        1,690
State Street Bank and Trust...       1,348         $  (656)         --          692
                                   -------         -------          --      -------
Total.........................     $ 6,729         $  (656)         --      $ 6,073
                                   =======         =======          ==      =======
DFA SHORT-DURATION REAL RETURN PORTFOLIO
Citibank, N.A.................     $ 7,792         $(1,636)         --      $ 6,156
Bank of America Corp..........       3,657          (1,758)         --        1,899
Deutsche Bank AG..............       7,844            (194)         --        7,650
Barclays Capital..............         701              --          --          701
                                   -------         -------          --      -------
Total.........................     $19,994         $(3,588)         --      $16,406
                                   =======         =======          ==      =======
DFA MUNICIPAL REAL RETURN PORTFOLIO
Bank of America Corp..........     $10,167         $(2,116)         --      $ 8,051
Citibank, N.A.................       6,746          (2,434)         --        4,312
                                   -------         -------          --      -------
Total.........................     $16,913         $(4,550)         --      $12,363
                                   =======         =======          ==      =======
DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO
Bank of America Corp..........     $ 1,344              --          --      $ 1,344
Citibank, N.A.................       1,763              --          --        1,763
Merrill Lynch Capital
  Services, Inc...............         239              --          --          239
                                   -------         -------          --      -------
Total.........................     $ 3,346              --          --      $ 3,346
                                   =======         =======          ==      =======

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.
(c)Represents the net amount due from counterparties in the event of default.
(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.
(e)Represents the net amount due to counterparties in the event of default.

   Note I contains information regarding securities lending amounts that are subject to netting arrangements.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   For the year ended October 31, 2019, borrowings by the following Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                                             MAXIMUM
                                    WEIGHTED WEIGHTED                         AMOUNT   OUTSTANDING
                                    AVERAGE  AVERAGE   NUMBER OF   INTEREST  BORROWED  BORROWINGS
                                    INTEREST   LOAN       DAYS     EXPENSE    DURING      AS OF
                                      RATE   BALANCE  OUTSTANDING* INCURRED THE PERIOD 10/31/2019
                                    -------- -------- ------------ -------- ---------- -----------
DFA World ex U.S. Government Fixed
  Income Portfolio.................   1.58%   $4,180       2          $1      $8,361       --

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2019, that each Fund's available line of credit was used.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not use the interfund lending program during the year ended October 31, 2019.

I. SECURITIES LENDING:

   Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2019:

                                                          REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS AS OF
                                                                        OCTOBER 31, 2019
                                                          ------------------------------------------------------
                                                          OVERNIGHT               BETWEEN
                                                             AND                  30 & 90
                                                          CONTINUOUS   <30 DAYS    DAYS     >90 DAYS    TOTAL
                                                          ----------   --------   -------   --------   --------
SECURITIES LENDING TRANSACTIONS
DFA ONE-YEAR FIXED INCOME PORTFOLIO
   Agency Obligations, Bonds, U.S. Treasury Obligations..  $132,331       --        --         --      $132,331
DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
   Bonds.................................................     8,250       --        --         --         8,250
DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
   Bonds.................................................     6,987       --        --         --         6,987
DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
   Bonds.................................................    10,382       --        --         --        10,382
DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
   Bonds, U.S. Treasury Obligations......................    53,485       --        --         --        53,485
DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
   Agency Obligations, Bonds.............................   110,421       --        --         --       110,421
DFA TARGETED CREDIT PORTFOLIO
   Bonds.................................................    20,916       --        --         --        20,916
DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
   Bonds.................................................    75,812       --        --         --        75,812
DFA INVESTMENT GRADE PORTFOLIO
   Agency Obligations, Bonds.............................   693,605       --        --         --       693,605
DFA SHORT-DURATION REAL RETURN PORTFOLIO
   Bonds.................................................    36,961       --        --         --        36,961

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Portfolios' financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios' early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.

L. OTHER:

   As of October 31, 2019, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                     APPROXIMATE
                                                                     PERCENTAGE
                                                                         OF
                                                         NUMBER OF   OUTSTANDING
                                                        SHAREHOLDERS   SHARES
                                                        ------------ -----------
DFA One-Year Fixed Income Portfolio....................      5            78%
DFA Two-Year Global Fixed Income Portfolio.............      5            83%
DFA Selectively Hedged Global Fixed Income Portfolio...      3            83%
DFA Five-Year Global Fixed Income Portfolio............      3            76%
DFA World ex U.S. Government Fixed Income Portfolio....      4            73%
DFA Short-Term Government Portfolio....................      5            82%
DFA Intermediate Government Fixed Income Portfolio.....      4            84%
DFA Short-Term Extended Quality Portfolio..............      4            80%
DFA Intermediate-Term Extended Quality Portfolio.......      4            77%
DFA Targeted Credit Portfolio..........................      3            87%
DFA Global Core Plus Fixed Income Portfolio............      4            92%
DFA Investment Grade Portfolio.........................      4            86%
DFA Diversified Fixed Income Portfolio.................      3            99%
DFA LTIP Portfolio.....................................      6            91%
DFA Inflation-Protected Securities Portfolio...........      3            48%
DFA Short-Duration Real Return Portfolio...............      3            82%
DFA Municipal Real Return Portfolio....................      3            92%
DFA California Municipal Real Return Portfolio.........      4           100%
DFA Municipal Bond Portfolio...........................      4            96%
DFA Short-Term Municipal Bond Portfolio................      5            90%
DFA Intermediate-Term Municipal Bond Portfolio.........      5            91%
DFA California Short-Term Municipal Bond Portfolio.....      3            92%
DFA California Intermediate-Term Municipal Bond
  Portfolio............................................      4            96%
DFA NY Municipal Bond Portfolio........................      3            94%
DFA MN Municipal Bond Portfolio........................      2            97%
DFA Oregon Municipal Bond Portfolio....................      2            96%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of each of the twenty-six portfolios listed in the table below

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the portfolios indicated in the table below (twenty-six of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2019, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2019, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

                                                      STATEMENT OF
                                        STATEMENT OF  CHANGES IN    FINANCIAL
PORTFOLIO                               OPERATIONS    NET ASSETS    HIGHLIGHTS
---------                               ------------  ------------  ----------
DFA One-Year Fixed Income Portfolio     For the       For the       For each
DFA Two-Year Global Fixed Income        year          years         of the
  Portfolio                             ended         ended         periods
DFA Selectively Hedged Global Fixed     October 31,   October 31,   indicated
  Income Portfolio                      2019          2019 and      therein
DFA Five-Year Global Fixed Income                     2018
  Portfolio
DFA World ex U.S. Government Fixed
  Income Portfolio
DFA Short-Term Government Portfolio
DFA Intermediate Government Fixed
  Income Portfolio
DFA Short-Term Extended Quality
  Portfolio
DFA Intermediate-Term Extended Quality
  Portfolio
DFA Targeted Credit Portfolio
DFA Investment Grade Portfolio
DFA Diversified Fixed Income Portfolio
DFA LTIP Portfolio
DFA Inflation-Protected Securities
  Portfolio
DFA Short-Duration Real Return
  Portfolio
DFA Municipal Real Return Portfolio
DFA Municipal Bond Portfolio
DFA Short-Term Municipal Bond Portfolio
DFA Intermediate-Term Municipal Bond
  Portfolio
DFA California Short-Term Municipal
  Bond Portfolio
DFA California Intermediate-Term
  Municipal Bond Portfolio
DFA NY Municipal Bond Portfolio
DFA MN Municipal Bond Portfolio

DFA California Municipal Real Return    For the       For the year ended
  Portfolio                             year ended    October 31, 2019 and
                                        October 31,   the period from
                                        2019          November 1, 2017
                                                      (commencement of
                                                      operations) through
                                                      October 31, 2018

DFA Global Core Plus Fixed Income       For the       For the year ended
  Portfolio                             year ended    October 31, 2019 and
                                        October 31,   the period from
                                        2019          January 11, 2018
                                                      (commencement of
                                                      operations) through
                                                      October 31, 2018

Oregon Municipal Bond Portfolio         For the period September 10, 2019
                                        (commencement of operations)
                                        through October 31, 2019

BASIS FOR OPINIONS

These financial statements are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on the Portfolios' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodians, brokers and the transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2019

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA TWO-YEAR FIXED INCOME PORTFOLIO VS. ICE BOFAML 1-3 YEAR US CORPORATE & GOVERNMENT INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                                  [CHART]

              DFA Two-Year Fixed       ICE BofAML 1-3 Year US
                Income Portfolio      Corporate & Government Index
              ------------------      ----------------------------

10/31/2009          $10,000                    $10,000
11/30/2009          $10,040                    $10,064
12/31/2009          $9,986                     $10,001
1/31/2010           $10,036                    $10,082
2/28/2010           $10,046                    $10,106
3/31/2010           $10,037                    $10,093
4/30/2010           $10,057                    $10,124
5/31/2010           $10,067                    $10,148
6/30/2010           $10,109                    $10,195
7/31/2010           $10,139                    $10,237
8/31/2010           $10,149                    $10,263
9/30/2010           $10,168                    $10,289
10/31/2010          $10,188                    $10,318
11/30/2010          $10,168                    $10,298
12/31/2010          $10,169                    $10,283
1/31/2011           $10,179                    $10,305
2/28/2011           $10,179                    $10,303
3/31/2011           $10,178                    $10,303
4/30/2011           $10,208                    $10,353
5/31/2011           $10,238                    $10,391
6/30/2011           $10,240                    $10,393
7/31/2011           $10,251                    $10,424
8/31/2011           $10,261                    $10,443
9/30/2011           $10,253                    $10,419
10/31/2011          $10,263                    $10,442
11/30/2011          $10,253                    $10,433
12/31/2011          $10,253                    $10,443
1/31/2012           $10,283                    $10,479
2/29/2012           $10,283                    $10,485
3/31/2012           $10,289                    $10,491
4/30/2012           $10,300                    $10,511
5/31/2012           $10,300                    $10,510
6/30/2012           $10,308                    $10,516
7/31/2012           $10,328                    $10,553
8/31/2012           $10,328                    $10,564
9/30/2012           $10,340                    $10,577
10/31/2012          $10,340                    $10,580
11/30/2012          $10,340                    $10,590
12/31/2012          $10,349                    $10,598
1/31/2013           $10,349                    $10,604
2/28/2013           $10,349                    $10,616
3/31/2013           $10,353                    $10,621
4/30/2013           $10,363                    $10,638
5/31/2013           $10,353                    $10,623
6/30/2013           $10,349                    $10,606
7/31/2013           $10,359                    $10,630
8/31/2013           $10,349                    $10,623
9/30/2013           $10,367                    $10,652
10/31/2013          $10,367                    $10,671
11/30/2013          $10,367                    $10,685
12/31/2013          $10,367                    $10,673
1/31/2014           $10,377                    $10,694
2/28/2014           $10,377                    $10,708
3/31/2014           $10,379                    $10,699
4/30/2014           $10,390                    $10,716
5/31/2014           $10,390                    $10,741
6/30/2014           $10,384                    $10,739
7/31/2014           $10,384                    $10,730
8/31/2014           $10,394                    $10,749
9/30/2014           $10,388                    $10,742
10/31/2014          $10,399                    $10,769
11/30/2014          $10,409                    $10,786
12/31/2014          $10,396                    $10,756
1/31/2015           $10,427                    $10,810
2/28/2015           $10,407                    $10,796
3/31/2015           $10,433                    $10,820
4/30/2015           $10,433                    $10,828
5/31/2015           $10,433                    $10,837
6/30/2015           $10,434                    $10,835
7/31/2015           $10,434                    $10,842
8/31/2015           $10,434                    $10,835
9/30/2015           $10,458                    $10,866
10/31/2015          $10,458                    $10,864
11/30/2015          $10,437                    $10,842
12/31/2015          $10,429                    $10,828
1/31/2016           $10,471                    $10,885
2/29/2016           $10,471                    $10,896
3/31/2016           $10,500                    $10,934
4/30/2016           $10,511                    $10,949
5/31/2016           $10,500                    $10,942
6/30/2016           $10,541                    $11,007
7/31/2016           $10,541                    $11,009
8/31/2016           $10,530                    $10,997
9/30/2016           $10,536                    $11,010
10/31/2016          $10,536                    $11,005
11/30/2016          $10,525                    $10,960
12/31/2016          $10,523                    $10,967
1/31/2017           $10,544                    $10,986
2/28/2017           $10,555                    $11,005
3/31/2017           $10,558                    $11,010
4/30/2017           $10,579                    $11,030
5/31/2017           $10,590                    $11,048
6/30/2017           $10,600                    $11,044
7/31/2017           $10,621                    $11,072
8/31/2017           $10,632                    $11,094
9/30/2017           $10,633                    $11,081
10/31/2017          $10,633                    $11,079
11/30/2017          $10,622                    $11,057
12/31/2017          $10,619                    $11,061
1/31/2018           $10,609                    $11,033
2/28/2018           $10,609                    $11,024
3/31/2018           $10,621                    $11,041
4/30/2018           $10,621                    $11,031
5/31/2018           $10,653                    $11,071
6/30/2018           $10,661                    $11,073
7/31/2018           $10,671                    $11,080
8/31/2018           $10,704                    $11,118
9/30/2018           $10,703                    $11,112
10/31/2018          $10,725                    $11,125
11/30/2018          $10,747                    $11,156
12/31/2018          $10,808                    $11,242
1/31/2019           $10,841                    $11,285
2/28/2019           $10,852                    $11,304
3/31/2019           $10,894                    $11,379
4/30/2019           $10,916                    $11,406
5/31/2019           $10,959                    $11,482
6/30/2019           $10,980                    $11,548
7/31/2019           $11,002                    $11,543
8/31/2019           $11,024                    $11,634                Past performance is not predictive of
9/30/2019           $11,044                    $11,628                future performance.
10/31/2019          $11,055                    $11,669                The returns shown do not reflect the
                                                                      deduction of taxes that a shareholder
         AVERAGE ANNUAL       ONE        FIVE        TEN              would pay on fund distributions or the
         TOTAL RETURN         YEAR       YEARS      YEARS             redemption of fund shares.
         ------------------------------------------------------       ICE BofAML index data copyright 2019
                              3.07%      1.23%      1.01%             ICE Data Indices, LLC.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA TWO-YEAR GOVERNMENT PORTFOLIO VS. ICE BOFAML 1-3 YEAR US TREASURY & AGENCY INDEX
OCTOBER 31, 2009-OCTOBER 31, 2019

                                  [CHART]

                 DFA Two-Year            ICE BofAML 1-3 Year
               Government Portfolio   US Treasury & Agency Index
               --------------------   --------------------------

10/31/2009           $10,000                  $10,000
11/30/2009           $10,040                  $10,058
12/31/2009            $9,988                  $9,986
1/31/2010            $10,029                  $10,057
2/28/2010            $10,049                  $10,077
3/31/2010            $10,040                  $10,055
4/30/2010            $10,060                  $10,082
5/31/2010            $10,080                  $10,124
6/30/2010            $10,121                  $10,169
7/31/2010            $10,141                  $10,196
8/31/2010            $10,151                  $10,214
9/30/2010            $10,167                  $10,232
10/31/2010           $10,198                  $10,256
11/30/2010           $10,167                  $10,236
12/31/2010           $10,178                  $10,219
1/31/2011            $10,188                  $10,236
2/28/2011            $10,178                  $10,228
3/31/2011            $10,172                  $10,225
4/30/2011            $10,213                  $10,269
5/31/2011            $10,244                  $10,305
6/30/2011            $10,243                  $10,310
7/31/2011            $10,253                  $10,335
8/31/2011            $10,264                  $10,371
9/30/2011            $10,265                  $10,357
10/31/2011           $10,265                  $10,367
11/30/2011           $10,275                  $10,372
12/31/2011           $10,276                  $10,378
1/31/2012            $10,297                  $10,391
2/29/2012            $10,297                  $10,380
3/31/2012            $10,298                  $10,376
4/30/2012            $10,308                  $10,397
5/31/2012            $10,308                  $10,400
6/30/2012            $10,302                  $10,396
7/31/2012            $10,312                  $10,419
8/31/2012            $10,323                  $10,421
9/30/2012            $10,316                  $10,422
10/31/2012           $10,316                  $10,417
11/30/2012           $10,316                  $10,426
12/31/2012           $10,321                  $10,430
1/31/2013            $10,321                  $10,432
2/28/2013            $10,321                  $10,439
3/31/2013            $10,322                  $10,442
4/30/2013            $10,332                  $10,453
5/31/2013            $10,322                  $10,438
6/30/2013            $10,322                  $10,430
7/31/2013            $10,332                  $10,447
8/31/2013            $10,322                  $10,438
9/30/2013            $10,333                  $10,461
10/31/2013           $10,344                  $10,472
11/30/2013           $10,344                  $10,482
12/31/2013           $10,336                  $10,468
1/31/2014            $10,347                  $10,485
2/28/2014            $10,347                  $10,494
3/31/2014            $10,347                  $10,483
4/30/2014            $10,357                  $10,497
5/31/2014            $10,368                  $10,516
6/30/2014            $10,359                  $10,511
7/31/2014            $10,359                  $10,503
8/31/2014            $10,369                  $10,520
9/30/2014            $10,363                  $10,515
10/31/2014           $10,384                  $10,543
11/30/2014           $10,395                  $10,559
12/31/2014           $10,370                  $10,534
1/31/2015            $10,412                  $10,587
2/28/2015            $10,391                  $10,565
3/31/2015            $10,406                  $10,589
4/30/2015            $10,416                  $10,594
5/31/2015            $10,416                  $10,602
6/30/2015            $10,414                  $10,604
7/31/2015            $10,414                  $10,610
8/31/2015            $10,414                  $10,606
9/30/2015            $10,434                  $10,638
10/31/2015           $10,424                  $10,628
11/30/2015           $10,392                  $10,603
12/31/2015           $10,381                  $10,592
1/31/2016            $10,434                  $10,657
2/29/2016            $10,434                  $10,668
3/31/2016            $10,458                  $10,687
4/30/2016            $10,458                  $10,691
5/31/2016            $10,448                  $10,680
6/30/2016            $10,494                  $10,743
7/31/2016            $10,483                  $10,737
8/31/2016            $10,473                  $10,720
9/30/2016            $10,484                  $10,733
10/31/2016           $10,484                  $10,726
11/30/2016           $10,452                  $10,683
12/31/2016           $10,462                  $10,687
1/31/2017            $10,473                  $10,701
2/28/2017            $10,473                  $10,712
3/31/2017            $10,483                  $10,715
4/30/2017            $10,494                  $10,730
5/31/2017            $10,494                  $10,743
6/30/2017            $10,488                  $10,734
7/31/2017            $10,510                  $10,757
8/31/2017            $10,520                  $10,778
9/30/2017            $10,514                  $10,760
10/31/2017           $10,504                  $10,754
11/30/2017           $10,493                  $10,732
12/31/2017           $10,493                  $10,734
1/31/2018            $10,482                  $10,703
2/28/2018            $10,482                  $10,700
3/31/2018            $10,497                  $10,721
4/30/2018            $10,487                  $10,704
5/31/2018            $10,519                  $10,743
6/30/2018            $10,528                  $10,745
7/31/2018            $10,517                  $10,744
8/31/2018            $10,550                  $10,779
9/30/2018            $10,545                  $10,766
10/31/2018           $10,567                  $10,782
11/30/2018           $10,588                  $10,820
12/31/2018           $10,642                  $10,905
1/31/2019            $10,664                  $10,935
2/28/2019            $10,686                  $10,946
3/31/2019            $10,721                  $11,012
4/30/2019            $10,732                  $11,035
5/31/2019            $10,765                  $11,113
6/30/2019            $10,780                  $11,170
7/31/2019            $10,802                  $11,157
8/31/2019            $10,814                  $11,247               Past performance is not predictive of
9/30/2019            $10,834                  $11,235               future performance.
10/31/2019           $10,845                  $11,271               The returns shown do not reflect the
                                                                    deduction of taxes that a shareholder
         AVERAGE ANNUAL       ONE        FIVE        TEN            would pay on fund distributions or the
         TOTAL RETURN         YEAR       YEARS      YEARS           redemption of fund shares.
         -----------------------------------------------------      ICE BofAML index data copyright 2019
                              2.63%      0.87%      0.81%           ICE Data Indices, LLC.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

FIXED INCOME MARKET REVIEW                  12 MONTHS ENDED OCTOBER 31, 2019

   Bond yields decreased in the U.S. during the 12 months ended October 31, 2019. Long-term yields decreased more than short-term yields did. As a result, long-term bonds generally outperformed short-term bonds for the period. Bond yields also generally decreased in Germany, Italy, Japan, Spain, and the U.K., resulting in outperformance of longer-term bonds in these markets as well.

   Long-term bonds generally outperformed short-term bonds in global developed fixed income markets for the 12-month period ended October 31, 2019. For example, the FTSE World Government Bond Index 1-3 Years (hedged to USD) returned 4.10%, while the FTSE World Government Bond Index 20+ Years (hedged to
USD) returned 24.96%. Within the U.S., the Bloomberg Barclays U.S. Treasury Bond Index 1-3 Years returned 4.62%, while the Bloomberg Barclays U.S. Treasury Bond Index 20+ Years returned 28.19%.

                                             OCTOBER 31, OCTOBER 31,
                                                2018        2019     CHANGE
                                             ----------- ----------- ------
    One-Month Treasury Bill (yield).........    2.20%       1.59%    -0.61%
    Ten-Year U.S. Treasury Notes (yield)....    3.15%       1.69%    -1.46%

Source: Bloomberg

   Many of Dimensional's fixed income strategies use a variable maturity approach that identifies a maturity range with higher expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer higher expected returns. When the yield curve is upwardly sloped, portfolio maturities may be lengthened to seek the higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields. During the period under review, the short-term Portfolios employing a variable maturity approach generally reduced their durations, reflecting the relatively flat to inverted short-term segments of eligible yield curves. The intermediate-term Portfolios employing a variable maturity approach generally continued to maintain a duration near the longer end of their eligible range, reflecting the upward slope of the term structure from the intermediate to longer end of eligible yield curves.

   Some of Dimensional's fixed income strategies use a variable credit approach that varies exposure to lower-quality securities. When credit spreads are narrow, higher-quality securities are emphasized. When credit spreads are wide, additional credit exposure may be taken in order to position a Portfolio to seek higher expected returns by capturing high expected credit premiums. Credit spreads remained narrow during the 12 months ended October 31, 2019. Many of the portfolios employing a variable credit approach held less than their maximum allowable weight in credit.

DFA TWO-YEAR FIXED INCOME PORTFOLIO

   The DFA Two-Year Fixed Income Portfolio is designed to maximize total returns consistent with preservation of capital by investing in high-quality fixed income securities maturing in three years or less. The weighted average maturity of the Portfolio will not exceed two years. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies. Maturity targets are shifted based on Dimensional's expectations for term premiums. The average maturity of the Portfolio decreased to 0.17 years as of October 31, 2019, from 1.38 years as of October 31, 2018.

   For the 12 months ended October 31, 2019, total returns were 3.07% for the Portfolio and 4.90% for the ICE BofAML 1-3 Year U.S. Corporate & Government Index, the Portfolio's benchmark. The U.S. Treasury yield curve was inverted along the Portfolio's eligible maturity range, producing lower yields at the longer end of the eligible maturity range and reducing expected capital appreciation opportunities during the period. As a result, the Portfolio's weighted average maturity was shortened during the period. Interest rates decreased across the eligible maturity range, and realized term premiums were positive for the period. As such, the Portfolio's exposure to securities with maturities shorter than one year detracted from performance relative to the benchmark. The Portfolio's focus on higher-quality corporate securities also detracted from relative performance, as realized credit premiums were also positive.

DFA TWO-YEAR GOVERNMENT PORTFOLIO

   The DFA Two-Year Government Portfolio is designed to maximize total returns consistent with preservation of capital by investing in securities of the U.S. government and its agencies maturing in three years or less. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies. Maturity targets are shifted based on Dimensional's expectations for term premiums. The weighted average maturity of the Portfolio decreased to 15 days as of October 31, 2019, from 1.37 years as of October 31, 2018.

   For the 12 months ended October 31, 2019, total returns were 2.63% for the Portfolio and 4.54% for the ICE BofAML 1-3 Year U.S. Treasury & Agency Index, the Portfolio's benchmark. The U.S. Treasury yield curve was inverted along the Portfolio's eligible maturity range, producing lower yields at the longer end of the eligible maturity range and reducing expected capital appreciation opportunities during the period. As a result, the Portfolio's weighted average maturity was shortened during the period. Interest rates decreased across the eligible maturity range and realized term premiums were positive for the period. The benchmark can hold securities with maturities between one and three years, whereas the Portfolio must invest at least 80% of its assets in securities with maturities of no longer than two years. The Portfolio's exposure to securities with maturities shorter than one year and lack of exposure to securities in the two- to three-year maturity range detracted from performance relative to the benchmark.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2019

EXPENSE TABLES

                                      BEGINNING  ENDING               EXPENSES
                                       ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                        VALUE    VALUE     EXPENSE     DURING
                                      05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                      --------- --------- ---------- ----------
 DFA TWO-YEAR FIXED INCOME PORTFOLIO
 Actual Fund Return.................. $1,000.00 $1,012.70    0.25%     $1.27
 Hypothetical 5% Annual Return....... $1,000.00 $1,023.95    0.25%     $1.28

 DFA TWO-YEAR GOVERNMENT PORTFOLIO
 Actual Fund Return.................. $1,000.00 $1,010.50    0.26%     $1.32

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     BEGINNING  ENDING               EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                       VALUE    VALUE     EXPENSE     DURING
                                     05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                     --------- --------- ---------- ----------
 Hypothetical 5% Annual Return...... $1,000.00 $1,023.90    0.26%     $1.33

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on September 27, 2019. They are available upon request, without charge, by calling collect:
(512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FIXED INCOME PORTFOLIOS

DFA TWO-YEAR FIXED INCOME PORTFOLIO         DFA TWO-YEAR GOVERNMENT PORTFOLIO
Corporate...........................  25.1% Government........................ 100.0%
                                                                               -----
Government..........................  18.9%                                    100.0%
Foreign Corporate...................  31.4%
Foreign Government..................  19.9%
Supranational.......................   4.7%
                                     -----
                                     100.0%

                      DFA TWO-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                               FACE
                                                                              AMOUNT   VALUE+
                                                                              ------ ----------
                                                                              (000)
                                                                              ------
AGENCY OBLIGATIONS -- (1.4%)
Federal Farm Credit Bank, Floating Rate Note, 1M USD LIBOR + 0.045%, FRN
(r)      1.936%, 04/16/21.................................................... 1,450  $1,448,692
                                                                                     ----------
BONDS -- (51.5%)
African Development Bank
         1.875%, 03/16/20.................................................... 1,500   1,499,805
Agence Francaise de Developpement
         1.625%, 01/21/20.................................................... 1,934   1,932,522
Apple, Inc., 3M USD LIBOR + 0.250%, FRN
(r)      2.434%, 02/07/20.................................................... 1,000   1,000,622
Australia & New Zealand Banking Group, Ltd.
(Omega)  2.250%, 12/19/19....................................................   400     400,191
Bank of Montreal
         2.100%, 06/15/20.................................................... 1,500   1,502,504
         3.100%, 07/13/20....................................................   725     731,260
Bank of Montreal, 3M USD LIBOR + 0.440%, FRN
(r)      2.558%, 06/15/20....................................................   500     501,165
Bank of Nova Scotia (The)
         2.350%, 10/21/20....................................................   528     530,530
Bank of Nova Scotia (The), 3M USD LIBOR + 0.290%, FRN
(r)      2.317%, 01/08/21.................................................... 1,000   1,001,817
BNG Bank NV
         1.625%, 11/25/19....................................................   250     249,930
(Omega)  2.500%, 02/28/20.................................................... 1,850   1,853,008
         2.500%, 02/28/20....................................................   700     701,138
Chevron Corp.
         1.991%, 03/03/20.................................................... 2,750   2,751,132
Cisco Systems, Inc.
         4.450%, 01/15/20....................................................   250     251,303
Cooperatieve Rabobank UA
(Omega)  4.750%, 01/15/20....................................................   500     502,741
Council Of Europe Development Bank
         1.875%, 01/27/20....................................................   750     749,962
Dexia Credit Local SA
         1.875%, 01/29/20.................................................... 1,500   1,499,877
Equinor ASA
         2.250%, 11/08/19.................................................... 1,463   1,462,989
Erste Abwicklungsanstalt
         2.500%, 03/13/20....................................................   600     601,271

                                                                               FACE
                                                                              AMOUNT   VALUE+
                                                                              ------ ----------
                                                                              (000)
                                                                              ------
IBRD Discount Notes
            1.346%, 11/04/19................................................. 3,000  $2,999,580
Inter-American Development Bank, 3M USD LIBOR + 0.220%, FRN
(r)         2.221%, 10/15/20................................................. 1,000   1,001,980
Kommunalbanken A.S., 3M USD LIBOR + 0.040%, FRN
(r)(Omega)  2.172%, 03/12/21.................................................   400     399,912
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)         2.172%, 03/12/21.................................................   300     299,934
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.330%, FRN
(r)         2.448%, 06/16/20.................................................   500     501,015
Kommuninvest I Sverige AB
            1.750%, 03/19/20.................................................   500     499,759
Landeskreditbank Baden-Wuerttemberg Foerderbank, 3M USD LIBOR + 0.012%, FRN
(r)         2.220%, 09/27/21................................................. 2,000   2,002,160
Merck & Co., Inc.
#           1.850%, 02/10/20................................................. 1,989   1,989,059
(r)         2.556%, 02/10/20.................................................   970     970,857
Municipality Finance P.L.C., Floating Rate Note, 3M USD LIBOR + 0.500%, FRN
(r)         2.174%, 02/17/21.................................................   400     400,016
Municipality Finance P.L.C., Floating Rate Note, FRN
(r)         1.946%, 10/26/20................................................. 2,000   1,999,384
National Australia Bank, Ltd.
            2.250%, 01/10/20.................................................   500     500,337
Nederlandse Waterschapsbank NV
            1.625%, 03/04/20.................................................   500     499,503
Nestle Holdings, Inc.
            2.125%, 01/14/20................................................. 1,219   1,219,266
Novartis Capital Corp.
            1.800%, 02/14/20................................................. 2,335   2,334,563
            4.400%, 04/24/20.................................................   464     469,533

DFA TWO-YEAR FIXED INCOME PORTFOLIO

CONTINUED

                                                                            FACE
                                                                           AMOUNT   VALUE+
                                                                           ------ -----------
                                                                           (000)
                                                                           ------
NRW Bank, 3M USD LIBOR + 0.040%, FRN
(r)   2.227%, 02/08/21.................................................... 1,200  $ 1,199,244
Oesterreichische Kontrollbank AG
      1.375%, 02/10/20....................................................   200      199,751
Oesterreichische Kontrollbank AG, Floating Rate Note, 3M USD LIBOR +
  0.010%, FRN
(r)   2.129%, 09/15/20.................................................... 1,000      997,827
Province of Alberta Canada
      1.900%, 12/06/19.................................................... 2,700    2,699,406
Royal Bank of Canada
      2.150%, 10/26/20....................................................   369      370,141
Royal Bank of Canada, 3M USD LIBOR + 0.390%, FRN
(r)   2.325%, 04/30/21.................................................... 2,000    2,007,126
Shell International Finance BV
      4.375%, 03/25/20....................................................   946      954,895
Shell International Finance BV, 3M USD LIBOR + 0.450%, FRN
(r)   2.631%, 05/11/20....................................................   612      613,372
State of North Rhine-Westphalia Germany
      1.625%, 01/22/20.................................................... 1,500    1,498,893
Toronto-Dominion Bank (The)
      3.000%, 06/11/20....................................................   589      593,084
Total Capital SA
      4.450%, 06/24/20.................................................... 1,999    2,031,751
Toyota Motor Credit Corp.
      2.200%, 01/10/20.................................................... 1,854    1,855,075
      2.150%, 03/12/20....................................................   513      513,509
Toyota Motor Credit Corp., 3M USD LIBOR + 0.170%, FRN
(r)   2.315%, 09/18/20....................................................   400      400,445
Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.540%, FRN
(r)   2.567%, 01/08/21....................................................   191      191,865
Walmart, Inc., 3M USD LIBOR + 0.230%, FRN
(r)   2.389%, 06/23/21....................................................   500      501,619
                                                                                  -----------
TOTAL BONDS                                                                        54,438,628
                                                                                  -----------
U.S. TREASURY OBLIGATIONS -- (11.1%)
U.S. Treasury Bills
#     1.419%, 12/10/19....................................................   500      499,192

                                                                            FACE
                                                                           AMOUNT   VALUE+
                                                                           ------ -----------
                                                                           (000)
                                                                           ------
U.S. Treasury Notes, 3M USTMMR + 0.115%, FRN
(r)      1.752%, 01/31/21.................................................  1,000 $   998,872
U.S. Treasury Notes, 3M USTMMR + 0.139%, FRN
(r)      1.776%, 04/30/21................................................. 10,250  10,236,836
                                                                                  -----------
TOTAL U.S. TREASURY OBLIGATIONS                                                    11,734,900
                                                                                  -----------
CERTIFICATES OF DEPOSIT -- (1.9%)
Bank of Nova Scotia (The), Floating Rate Note, 3M USD LIBOR + 0.280%, FRN
(r)      2.439%, 09/21/20.................................................    500     500,699
Canadian Imperial Bank of Commerce, Floating Rate Note, 1M USD LIBOR +
  0.180%, FRN
(r)      2.169%, 04/06/20.................................................  1,500   1,499,981
                                                                                  -----------
TOTAL CERTIFICATES OF DEPOSIT                                                       2,000,680
                                                                                  -----------
TOTAL INVESTMENT SECURITIES
         (Cost $69,526,315)...............................................         69,622,900
                                                                                  -----------
COMMERCIAL PAPER -- (32.6%)
(Omega)  3M Co. 1.878%, 11/01/19..........................................  3,000   2,999,870
(Omega)  DBS Bank Ltd. 1.950%, 11/06/19...................................  1,000     999,793
(Omega)  DBS Bank, Ltd. 1.905%, 01/23/20..................................  2,000   1,991,721
Eli Lilly & Co.
(Omega)  1.980%, 11/01/19.................................................  1,000     999,957
(Omega)  1.868%, 11/20/19.................................................  2,000   1,998,222
(Omega)  Erste Abwicklungsanstalt 1.776%, 11/19/19........................    700     699,424
         European Investment Bank 1.809%, 12/17/19........................  2,000   1,995,640
Exxon Mobil Corp.
         1.888%, 11/13/19.................................................  1,000     999,441
         1.890%, 12/02/19.................................................  1,000     998,575
(Omega)  Landesbank Hessen-Thuringen 2.039%, 01/02/20.....................  1,000     996,899

DFA TWO-YEAR FIXED INCOME PORTFOLIO

CONTINUED


                                                                            FACE
                                                                           AMOUNT   VALUE+
                                                                           ------ ----------
                                                                           (000)
                                                                           ------
(Omega)  Landesbank Hessen-Thuringen Girozentrale 1.920%, 11/25/19........ 2,050  $2,047,510
(Omega)  NIKE, Inc. 1.836%, 11/07/19...................................... 3,000   2,999,078
(Omega)  NRW Bank 2.014%, 12/02/19........................................ 1,000     998,444
         Oesterreichische Kontrollbank AG 2.098%, 11/06/19................ 1,500   1,499,606
(Omega)  Oversea-Chinese Banking Corp., Ltd. 1.904%, 01/24/20............. 2,500   2,488,165
(Omega)  Pfizer Inc. 1.994%, 03/12/20..................................... 1,000     993,428
Pfizer, Inc.
(Omega)  2.063%, 02/04/20................................................. 1,000     995,299
(Omega)  2.096%, 11/12/19................................................. 1,000     999,469
(Omega)  PSP Capital, Inc. 1.800%, 01/02/20............................... 2,100   2,093,804
(Omega)  Sanofi 1.985%, 12/13/19..........................................   650     648,721

                                                                            FACE
                                                                           AMOUNT     VALUE+
                                                                           ------- ------------
                                                                           (000)
                                                                           -------
(Omega)  Total Capital Canada, Ltd. 1.967%, 01/07/20......................   1,000 $    996,717
United Overseas Bank, Ltd.
(Omega)  2.162%, 01/07/20.................................................     500      498,396
(Omega)  2.158%, 11/26/19.................................................     500      499,427
(Omega)  2.159%, 11/26/19.................................................   2,000    1,997,709
                                                                                   ------------
TOTAL COMMERCIAL PAPER....................................................           34,435,315
                                                                                   ------------

                                                                           SHARES
                                                                           -------
TEMPORARY CASH INVESTMENTS -- (0.5%)
         State Street Institutional U.S. Government Money Market Fund
           1.752%......................................................... 511,738      511,738
                                                                                   ------------
SECURITIES LENDING COLLATERAL -- (1.0%)
@(S)     The DFA Short Term Investment Fund...............................  89,406    1,034,514
                                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $105,504,095).........................................................    $105,604,467
                                                                                   ============

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   ------------------------------------------
                                   LEVEL 1    LEVEL 2    LEVEL 3    TOTAL
                                   -------- ------------ ------- ------------
  Agency Obligations..............       -- $  1,448,692   --    $  1,448,692
  Bonds...........................       --   54,438,628   --      54,438,628
  U.S. Treasury Obligations.......       --   11,734,900   --      11,734,900
  Certificates of Deposit.........       --    2,000,680   --       2,000,680
  Commercial Paper................       --   34,435,315   --      34,435,315
  Temporary Cash Investments...... $511,738           --   --         511,738
  Securities Lending Collateral...       --    1,034,514   --       1,034,514
                                   -------- ------------   --    ------------
  TOTAL........................... $511,738 $105,092,729   --    $105,604,467
                                   ======== ============   ==    ============

                See accompanying Notes to Financial Statements.

                       DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                        FACE
                                                                       AMOUNT^    VALUE+
                                                                       ------- ------------
                                                                        (000)
                                                                       -------
AGENCY OBLIGATIONS -- (46.3%)
Federal Home Loan Bank
     1.008%, 11/04/19.................................................  14,000 $ 13,998,040
     1.466%, 11/06/19.................................................  11,000   10,997,433
     1.540%, 11/13/19.................................................   3,000    2,998,320
     1.577%, 11/19/19.................................................  12,000   11,989,920
     1.600%, 11/27/19.................................................   4,000    3,995,147
     1.579%, 12/06/19.................................................     250      249,594
     1.644%, 12/27/19.................................................  12,000   11,968,826
                                                                               ------------
TOTAL AGENCY OBLIGATIONS..............................................           56,197,280
                                                                               ------------
U.S. TREASURY OBLIGATIONS -- (53.4%)
U.S. Treasury Bills
     0.999%, 11/05/19.................................................   4,400    4,399,258
     1.282%, 11/12/19.................................................  12,000   11,994,444
     1.419%, 12/10/19.................................................   4,700    4,692,404
     1.441%, 12/17/19.................................................   5,500    5,489,387
U.S. Treasury Notes, 3M USTMMR + 0.045%, FRN
(r)  1.682%, 10/31/20.................................................  12,200   12,185,924
U.S. Treasury Notes, 3M USTMMR + 0.115%, FRN
(r)  1.752%, 01/31/21.................................................  13,000   12,985,340
U.S. Treasury Notes, 3M USTMMR + 0.139%, FRN
(r)  1.776%, 04/30/21.................................................  13,000   12,983,304
                                                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS.......................................           64,730,061
                                                                               ------------
TOTAL INVESTMENT SECURITIES
   (Cost $120,957,589).............................................             120,927,341
                                                                               ------------

                                                                       SHARES
                                                                       -------
TEMPORARY CASH INVESTMENTS -- (0.3%)
     State Street Institutional U.S. Government Money Market Fund
       1.752%......................................................... 340,639      340,639
                                                                               ------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $121,298,228).............................................            $121,267,980
                                                                               ============

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ------------------------------------------
                                  LEVEL 1    LEVEL 2    LEVEL 3    TOTAL
                                  -------- ------------ ------- ------------
   Agency Obligations............       -- $ 56,197,280   --    $ 56,197,280
   U.S. Treasury Obligations.....       --   64,730,061   --      64,730,061
   Temporary Cash Investments.... $340,639           --   --         340,639
                                  -------- ------------   --    ------------
   TOTAL......................... $340,639 $120,927,341   --    $121,267,980
                                  ======== ============   ==    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                      DFA TWO-YEAR  DFA TWO-YEAR
                                                                                                      FIXED INCOME   GOVERNMENT
                                                                                                       PORTFOLIO*    PORTFOLIO
                                                                                                      ------------  ------------
ASSETS:
Investment Securities at Value (including $1,012 and $0 of securities on loan, respectively)......... $    104,058  $    120,927
Temporary Cash Investments at Value & Cost...........................................................          512           341
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $1,034 and $0)..        1,035            --
Receivables:
   Dividends and Interest............................................................................          301            12
   Fund Shares Sold..................................................................................          341            --
Prepaid Expenses and Other Assets....................................................................            6            10
                                                                                                      ------------  ------------
       Total Assets..................................................................................      106,253       121,290
                                                                                                      ------------  ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..................................................................        1,033            --
   Fund Shares Redeemed..............................................................................            9            99
   Due to Advisor....................................................................................           13            16
Accrued Expenses and Other Liabilities...............................................................           25            27
                                                                                                      ------------  ------------
       Total Liabilities.............................................................................        1,080           142
                                                                                                      ------------  ------------
NET ASSETS........................................................................................... $    105,173  $    121,148
                                                                                                      ============  ============
Institutional Class Shares -- based on net assets of $105,173 and $121,148 and shares outstanding of
  10,543,976 and 12,394,946, respectively............................................................ $       9.97  $       9.77
                                                                                                      ============  ============
NUMBER OF SHARES AUTHORIZED..........................................................................  300,000,000   300,000,000
                                                                                                      ============  ============
Investment Securities at Cost........................................................................ $    103,958  $    120,958
                                                                                                      ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital...................................................................................... $    105,231  $    122,453
Total Distributable Earnings (Loss)..................................................................          (58)       (1,305)
                                                                                                      ------------  ------------
NET ASSETS........................................................................................... $    105,173  $    121,148
                                                                                                      ============  ============

--------
* See Note H in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                                 DFA TWO-YEAR DFA TWO-YEAR
                                                                                 FIXED INCOME  GOVERNMENT
                                                                                  PORTFOLIO#   PORTFOLIO
                                                                                 ------------ ------------
INVESTMENT INCOME
   Interest.....................................................................    $3,067       $2,920
   Income from Securities Lending...............................................         1           --
                                                                                    ------       ------
          Total Investment Income...............................................     3,068        2,920
                                                                                    ------       ------
FUND EXPENSES
   Investment Management Fees...................................................       177          189
   Accounting & Transfer Agent Fees.............................................        54           56
   Custodian Fees...............................................................         6            2
   Filing Fees..................................................................        33           48
   Shareholders' Reports........................................................        18           17
   Directors'/Trustees' Fees & Expenses.........................................         1           --
   Professional Fees............................................................         4            4
   Other........................................................................         6            7
                                                                                    ------       ------
          Total Fund Expenses...................................................       299          323
                                                                                    ------       ------
   Net Expenses.................................................................       299          323
                                                                                    ------       ------
   NET INVESTMENT INCOME (LOSS).................................................     2,769        2,597
                                                                                    ------       ------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**.............................................       332          131
       Affiliated Investment Companies Shares Sold..............................         1           --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency...............................       658          636
       Affiliated Investment Companies Shares...................................         1           --
                                                                                    ------       ------
   NET REALIZED AND UNREALIZED GAIN (LOSS)......................................       992          767
                                                                                    ------       ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.................    $3,761       $3,364
                                                                                    ======       ======

--------
** Net of foreign capital gain taxes withheld of $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                  DFA TWO-YEAR FIXED     DFA TWO-YEAR
                                                                                   INCOME PORTFOLIO   GOVERNMENT PORTFOLIO
                                                                                  ------------------  ------------------
                                                                                    YEAR      YEAR      YEAR       YEAR
                                                                                    ENDED     ENDED     ENDED      ENDED
                                                                                   OCT 31,   OCT 31,   OCT 31,    OCT 31,
                                                                                    2019      2018      2019       2018
                                                                                  --------  --------  --------   --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................................. $  2,769  $  1,902  $  2,597   $  1,992
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**............................................      332      (498)      131     (1,024)
       Affiliated Investment Companies Shares Sold...............................        1        --        --         --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency................................      658      (425)      636       (347)
       Affiliated Investment Companies Shares....................................        1        --        --         --
                                                                                  --------  --------  --------   --------
          Net Increase (Decrease) in Net Assets Resulting from Operations........    3,761       979     3,364        621
                                                                                  --------  --------  --------   --------
Distributions:
       Institutional Class Shares................................................   (2,848)   (1,635)   (2,614)    (1,767)
                                                                                  --------  --------  --------   --------
          Total Distributions....................................................   (2,848)   (1,635)   (2,614)    (1,767)
                                                                                  --------  --------  --------   --------
Capital Share Transactions (1):
   Shares Issued.................................................................   36,301    60,182    37,078     35,971
   Shares Issued in Lieu of Cash Distributions...................................    2,848     1,635     2,613      1,767
   Shares Redeemed...............................................................  (63,458)  (11,407)  (43,503)   (25,316)
                                                                                  --------  --------  --------   --------
          Net Increase (Decrease) from Capital Share Transactions................  (24,309)   50,410    (3,812)    12,422
                                                                                  --------  --------  --------   --------
          Total Increase (Decrease) in Net Assets................................  (23,396)   49,754    (3,062)    11,276
NET ASSETS
   Beginning of Year.............................................................  128,569    78,815   124,210    112,934
                                                                                  --------  --------  --------   --------
   End of Year................................................................... $105,173  $128,569  $121,148   $124,210
                                                                                  ========  ========  ========   ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.................................................................    3,644     6,065     3,798      3,689
   Shares Issued in Lieu of Cash Distributions...................................      286       165       268        182
   Shares Redeemed...............................................................   (6,366)   (1,150)   (4,453)    (2,594)
                                                                                  --------  --------  --------   --------
          Net Increase (Decrease) from Shares Issued and Redeemed................   (2,436)    5,080      (387)     1,277
                                                                                  ========  ========  ========   ========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            DFA TWO-YEAR FIXED INCOME PORTFOLIO
                                                                       ---------------------------------------------
                                                                         YEAR      YEAR     YEAR     YEAR     YEAR
                                                                         ENDED     ENDED    ENDED    ENDED    ENDED
                                                                        OCT 31,   OCT 31,  OCT 31,  OCT 31,  OCT 31,
                                                                         2019      2018     2017     2016     2015
                                                                       --------  --------  -------  -------  -------
Net Asset Value, Beginning of Year.................................... $   9.91  $   9.98  $ 10.00  $ 10.02  $ 10.02
                                                                       --------  --------  -------  -------  -------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).......................................     0.23      0.19     0.11     0.08     0.04
   Net Gains (Losses) on Securities (Realized and Unrealized).........     0.07     (0.10)   (0.02)   (0.01)    0.02
                                                                       --------  --------  -------  -------  -------
       Total from Investment Operations...............................     0.30      0.09     0.09     0.07     0.06
                                                                       --------  --------  -------  -------  -------
Less Distributions:
-------------------
   Net Investment Income..............................................    (0.24)    (0.16)   (0.11)   (0.07)   (0.04)
   Net Realized Gains.................................................       --        --       --    (0.02)   (0.02)
                                                                       --------  --------  -------  -------  -------
       Total Distributions............................................    (0.24)    (0.16)   (0.11)   (0.09)   (0.06)
                                                                       --------  --------  -------  -------  -------
Net Asset Value, End of Year.......................................... $   9.97  $   9.91  $  9.98  $ 10.00  $ 10.02
                                                                       ========  ========  =======  =======  =======
Total Return..........................................................     3.07%     0.86%    0.92%    0.74%    0.57%
                                                                       --------  --------  -------  -------  -------
Net Assets, End of Year (thousands)................................... $105,173  $128,569  $78,815  $81,168  $91,779
Ratio of Expenses to Average Net Assets...............................     0.25%     0.21%    0.24%    0.29%    0.29%
Ratio of Net Investment Income to Average Net Assets..................     2.34%     1.92%    1.14%    0.75%    0.43%
Portfolio Turnover Rate...............................................       50%       89%     115%      93%     238%
                                                                       --------  --------  -------  -------  -------

                                                                               DFA TWO-YEAR GOVERNMENT PORTFOLIO
                                                                       ------------------------------------------------
                                                                         YEAR      YEAR      YEAR      YEAR      YEAR
                                                                         ENDED     ENDED     ENDED     ENDED     ENDED
                                                                        OCT 31,   OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                                                         2019      2018      2017      2016      2015
                                                                       --------  --------  --------  --------  --------
Net Asset Value, Beginning of Year.................................... $   9.72  $   9.81  $   9.88  $   9.90  $   9.92
                                                                       --------  --------  --------  --------  --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).......................................     0.20      0.17      0.09      0.05      0.03
   Net Gains (Losses) on Securities (Realized and Unrealized).........     0.05     (0.11)    (0.07)     0.01      0.01
                                                                       --------  --------  --------  --------  --------
       Total from Investment Operations...............................     0.25      0.06      0.02      0.06      0.04
                                                                       --------  --------  --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income..............................................    (0.20)    (0.15)    (0.09)    (0.05)    (0.03)
   Net Realized Gains.................................................       --        --        --     (0.03)    (0.03)
                                                                       --------  --------  --------  --------  --------
       Total Distributions............................................    (0.20)    (0.15)    (0.09)    (0.08)    (0.06)
                                                                       --------  --------  --------  --------  --------
Net Asset Value, End of Year.......................................... $   9.77  $   9.72  $   9.81  $   9.88  $   9.90
                                                                       ========  ========  ========  ========  ========
Total Return..........................................................     2.63%     0.60%     0.19%     0.58%     0.38%
                                                                       --------  --------  --------  --------  --------
Net Assets, End of Year (thousands)................................... $121,148  $124,210  $112,934  $115,499  $133,648
Ratio of Expenses to Average Net Assets...............................     0.26%     0.20%     0.23%     0.28%     0.28%
Ratio of Net Investment Income to Average Net Assets..................     2.06%     1.76%     0.93%     0.55%     0.31%
Portfolio Turnover Rate...............................................       57%      115%      176%      118%      262%
                                                                       --------  --------  --------  --------  --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twelve portfolios, two of which, DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio (the "Portfolios") are presented in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio,

U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2019, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2019, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                  DFA Two-Year Fixed Income Portfolio... 0.15%
                  DFA Two-Year Government Portfolio..... 0.15%

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2019, the total related amount paid by the Fund to the CCO was $30 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2019, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

                   DFA Two-Year Fixed Income Portfolio... $5
                   DFA Two-Year Government Portfolio.....  8

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2019, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

                                          U.S. GOVERNMENT   OTHER INVESTMENT
                                             SECURITIES        SECURITIES
                                         ------------------ -----------------
                                         PURCHASES  SALES   PURCHASES  SALES
                                         --------- -------- --------- -------
   DFA Two-Year Fixed Income Portfolio..  $17,921  $ 33,837  $31,258  $83,491
   DFA Two-Year Government Portfolio....   50,311   137,226       --       --

   For the year ended October 31, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

   The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

                                                     NET
                                                   REALIZED   CHANGE IN                SHARES AS
                    BALANCE AT            PROCEEDS  GAIN/    UNREALIZED   BALANCE AT      OF
                    OCTOBER 31, PURCHASES   FROM    (LOSS)  APPRECIATION/ OCTOBER 31, OCTOBER 31, DIVIDEND CAPITAL GAIN
                       2018      AT COST   SALES   ON SALES DEPRECIATION     2019        2019      INCOME  DISTRIBUTIONS
                    ----------- --------- -------- -------- ------------- ----------- ----------- -------- -------------
DFA TWO-YEAR FIXED
  INCOME PORTFOLIO
The DFA Short Term
  Investment Fund..     --       $71,167  $70,133     --         $1         $1,035        89        $31         --
                        --       -------  -------     --         --         ------        --        ---         --
TOTAL..............     --       $71,167  $70,133     --         $1         $1,035        89        $31         --
                        ==       =======  =======     ==         ==         ======        ==        ===         ==

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to realized gains on securities considered to be "passive foreign investment companies," non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

                                             NET
                                          INVESTMENT
                                            INCOME
                                          AND SHORT-  LONG-
                                             TERM     TERM    TAX
                                           CAPITAL   CAPITAL EXEMPT
                                            GAINS     GAINS  INCOME TOTAL
                                          ---------- ------- ------ ------
     DFA Two-Year Fixed Income Portfolio
     2018................................   $1,635     --      --   $1,635
     2019................................    2,848     --      --    2,848
     DFA Two-Year Government Portfolio
     2018................................    1,767     --      --    1,767
     2019................................    2,614     --      --    2,614

   As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                     NET
                                                  INVESTMENT
                                                    INCOME
                                                  AND SHORT-  LONG-
                                                     TERM     TERM
                                                   CAPITAL   CAPITAL
                                                    GAINS     GAINS  TOTAL
                                                  ---------- ------- -----
    DFA Two-Year Fixed Income Portfolio..........   $(107)     --    $(107)
    DFA Two-Year Government Portfolio............     (85)     --      (85)

   As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                      UNDISTRIBUTED
                           NET                                                   TOTAL NET
                       INVESTMENT                                              DISTRIBUTABLE
                       INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                       SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                      CAPITAL GAINS CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                      ------------- ------------- ------------- -------------- -------------
DFA Two-Year Fixed
  Income Portfolio...     $149           --          $  (301)        $100         $   (52)
DFA Two-Year
  Government
  Portfolio..........      177           --           (1,445)         (30)         (1,298)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

                                                       UNLIMITED TOTAL
                                                       --------- ------
         DFA Two-Year Fixed Income Portfolio..........  $  301   $  301
         DFA Two-Year Government Portfolio............   1,445    1,445

   During the year ended October 31, 2019, the Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

               DFA Two-Year Fixed Income Portfolio.......... $334
               DFA Two-Year Government Portfolio............  130

   As of October 31, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                   NET
                                                                                UNREALIZED
                                         FEDERAL   UNREALIZED    UNREALIZED    APPRECIATION
                                         TAX COST APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                         -------- ------------ -------------- --------------
DFA Two-Year Fixed Income Portfolio..... $105,504     $111          $(16)          $ 95
DFA Two-Year Government Portfolio.......  121,298        9           (39)           (30)

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   There were no borrowings by the Portfolios under the lines of credit during the year ended October 31, 2019.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not use the interfund lending program during the year ended October 31, 2019.

H. SECURITIES LENDING:

   Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2019:

                                                                     REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS AS
                                                                                 OF OCTOBER 31, 2019
                                                                     ---------------------------------------------------
                                                                     OVERNIGHT               BETWEEN
                                                                        AND                  30 & 90
                                                                     CONTINUOUS   <30 DAYS    DAYS     >90 DAYS  TOTAL
                                                                     ----------   --------   -------   --------  ------
SECURITIES LENDING TRANSACTIONS DFA TWO-YEAR FIXED INCOME PORTFOLIO
   Bonds, U.S. Treasury Obligations.................................   $1,033        --        --         --     $1,033

I. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Portfolios' financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios' early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.

K. OTHER:

   As of October 31, 2019, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                APPROXIMATE
                                                                PERCENTAGE
                                                                    OF
                                                    NUMBER OF   OUTSTANDING
                                                   SHAREHOLDERS   SHARES
                                                   ------------ -----------
     DFA Two-Year Fixed Income Portfolio..........      4           100%
     DFA Two-Year Government Portfolio............      3            92%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

L. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio (two of the portfolios constituting Dimensional Investment Group Inc., hereafter collectively referred to as the "Portfolios") as of October 31, 2019, the related statements of operations for the year ended October 31, 2019, the statements of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2019, and each of the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINIONS

These financial statements are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on the Portfolios' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian and the transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2019

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2019.

Each Board's Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, Abbie J. Smith,
Douglas W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee met one time during the fiscal year ended October 31, 2019.

Each Board's Strategy Committee is composed of Gerard K. O'Reilly,
Douglas W. Diamond, Edward P. Lazear, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios' investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and
(iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2019.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

DISINTERESTED DIRECTORS

                                                                                                 OTHER DIRECTORSHIPS
                                   TERM OF                                    PORTFOLIOS WITHIN      OF PUBLIC
                                 OFFICE/1/ AND                                  THE DFA FUND       COMPANIES HELD
NAME, ADDRESS AND                 LENGTH OF     PRINCIPAL OCCUPATION DURING      COMPLEX/2/        DURING PAST 5
YEAR OF BIRTH           POSITION   SERVICE             PAST 5 YEARS               OVERSEEN             YEARS
-----------------       -------- -----------   -----------------------------  -----------------  -------------------
George M.               Director Since 1983    Leo Melamed Professor of       128 portfolios      None
Constantinides                                 Finance, University of         in 4 investment
University of Chicago                          Chicago Booth School of        companies
Booth School of                                Business (since 1978).
Business 5807 S.
Woodlawn Avenue
Chicago, IL 60637

1947

Douglas W.              Director Since 2017    Merton H. Miller               128 portfolios      None
Diamond                                        Distinguished Service          in 4 investment
c/o Dimensional Fund                           Professor of Finance,          companies
Advisors LP 6300 Bee                           University of Chicago Booth
Cave Road, Building                            School of Business (since
One Austin, TX 78746                           1988). Visiting Scholar,
                                               Federal Reserve Bank of
1953                                           Richmond (since 1990).
                                               Formerly, Fischer Black
                                               Visiting Professor of
                                               Financial Economics, Alfred
                                               P. Sloan School of
                                               Management, Massachusetts
                                               Institute of Technology (2015
                                               to 2016).

Darrell Duffie          Director Since March   Dean Witter Distinguished      128 portfolios      Formerly,
c/o Dimensional Fund             2019          Professor of Finance,          in 4 investment     Director,
Advisors LP 6300 Bee                           Graduate School of Business,   companies           Moody's
Cave Road, Building                            Stanford University (since                         Corporation
One Austin, TX 78746                           1984).                                             (financial
                                                                                                  information and
1954                                                                                              information
                                                                                                  technology)
                                                                                                  (2008-April
                                                                                                  2018).

Roger G. Ibbotson       Director Since 1981    Professor in Practice          128 portfolios      None
Yale School of                                 Emeritus of Finance, Yale      in 4 investment
Management                                     School of Management (since    companies
P.O. Box 208200 New                            1984). Chairman and Partner,
Haven, CT 06520-8200                           Zebra Capital Management, LLC
                                               (hedge fund and asset
1943                                           manager) (since 2001).
                                               Formerly, Consultant to
                                               Morningstar, Inc. (2006 -
                                               2016).

Edward P. Lazear        Director Since 2010    Distinguished Visiting         128 portfolios      None
Stanford University                            Fellow, Becker Friedman        in 4 investment
Graduate School of                             Institute for Research in      companies
Business                                       Economics, University of
Knight Management                              Chicago (since 2015). Morris
Center, E346 Stanford,                         Arnold Cox Senior Fellow,
CA 94305                                       Hoover Institution (since
                                               2002). Davies Family
1948                                           Professor of Economics,
                                               Graduate School of Business,
                                               Stanford University (since
                                               1995). Cornerstone Research
                                               (expert testimony and
                                               economic and financial
                                               analysis) (since 2009).

Myron S. Scholes        Director Since 1981    Chief Investment Strategist,   128 portfolios      Formerly,
c/o Dimensional Fund                           Janus Henderson Investors      in 4 investment     Adviser,
Advisors LP 6300 Bee                           (since 2014). Frank E. Buck    companies           Kuapay, Inc.
Cave Road, Building                            Professor of Finance,                              (2013-2014).
One Austin,                                    Emeritus, Graduate School of                       Formerly,
TX 78746                                       Business, Stanford University                      Director,
                                               (since 1981).                                      American
1941                                                                                              Century Fund
                                                                                                  Complex
                                                                                                  (registered
                                                                                                  investment
                                                                                                  companies) (43
                                                                                                  Portfolios)
                                                                                                  (1980-2014).

                                                                                                            OTHER DIRECTORSHIPS
                                  TERM OF                                                PORTFOLIOS WITHIN      OF PUBLIC
                                OFFICE/1/ AND                                              THE DFA FUND       COMPANIES HELD
NAME, ADDRESS AND                LENGTH OF                                                  COMPLEX/2/        DURING PAST 5
YEAR OF BIRTH          POSITION   SERVICE     PRINCIPAL OCCUPATION DURING PAST 5 YEARS       OVERSEEN             YEARS
-----------------      -------- -----------   ------------------------------------------ -----------------  -------------------
Abbie J. Smith         Director Since 2000    Boris and Irene Stern Distinguished        128 portfolios     Director (since
University of Chicago                         Service Professor of Accounting,           in 4 investment    2000) and
Booth School of                               University of Chicago Booth School of      companies          formerly, Lead
Business 5807 S.                              Business (since 1980).                                        Director (2014-
Woodlawn Avenue                                                                                             2017), HNI
Chicago, IL 60637                                                                                           Corporation
                                                                                                            (office
1953                                                                                                        furniture);
                                                                                                            Director, Ryder
                                                                                                            System Inc.
                                                                                                            (transportation,
                                                                                                            logistics and
                                                                                                            supply-chain
                                                                                                            management)
                                                                                                            (since 2003); and
                                                                                                            Trustee, UBS
                                                                                                            Funds (3
                                                                                                            investment
                                                                                                            companies
                                                                                                            within the fund
                                                                                                            complex) (19
                                                                                                            portfolios) (since
                                                                                                            2009).

Ingrid M. Werner       Director Since March   Martin and Andrew Murrer Professor of      128 portfolios     Director, Fourth
c/o Dimensional Fund            2019          Finance, Fisher College of Business, The   in 4 investment    Swedish AP
Advisors LP 6300 Bee                          Ohio State University (since 1998).        companies          Fund (pension
Cave Road, Building                           Adjunct Member, the Prize Committee for                       fund asset
One Austin, TX 78746                          the Swedish Riksbank Prize in Economic                        management)
                                              Sciences in Memory of Alfred Nobel                            (since 2017).
1961                                          (annual award for significant scientific
                                              research contribution) (since January
                                              2018). President, Western Finance
                                              Association (global association of
                                              academic researchers and practitioners in
                                              finance) (since June 2018). Director,
                                              American Finance Association (global
                                              association of academic researchers and
                                              practitioners in finance) (since January
                                              2019). Member, Economic Advisory
                                              Committee, FINRA (since 2017).
                                              Chairman, Scientific Advisory Board,
                                              Swedish House of Finance (institute
                                              supporting academic research in finance)
                                              (since 2014). Member, Scientific Board,
                                              Danish Finance Institute (institute
                                              supporting academic research in finance)
                                              (since 2017). Member, Academic Board,
                                              Mistra Financial Systems (organization
                                              funding academic research on
                                              environment, governance and climate/
                                              sustainability in finance) (since 2016).
                                              Fellow, Center for Analytical Finance
                                              (academic research) (since
                                              2015). Associate Editor, Journal of
                                              Finance (since 2016).

INTERESTED DIRECTOR

   The following interested Director is described as such because he is deemed to be an "interested person," as that term is defined under the 1940 Act, due to his position with the Advisor.

                                      TERM OF                                    PORTFOLIOS WITHIN  OTHER DIRECTORSHIPS
                                    OFFICE/1/ AND                                  THE DFA FUND         OF PUBLIC
NAME, ADDRESS AND YEAR OF            LENGTH OF     PRINCIPAL OCCUPATION DURING      COMPLEX/2/        COMPANIES HELD
BIRTH                      POSITION   SERVICE             PAST 5 YEARS               OVERSEEN       DURING PAST 5 YEARS
-------------------------  -------- -----------   -----------------------------  -----------------  -------------------
  David G. Booth           Chairman Since 1981    Chairman, Director/Trustee,    128 portfolios            None
  6300 Bee Cave Road,      and                    and formerly, President and    in 4 investment
  Building One             Director               Co-Chief Executive Officer     companies
  Austin, TX 78746                                (each until March 2017) of
                                                  Dimensional Emerging Markets
  1946                                            Value Fund ("DEM"), DFAIDG,
                                                  Dimensional Investment Group
                                                  Inc. ("DIG") and The DFA
                                                  Investment Trust Company
                                                  ("DFAITC"). Executive
                                                  Chairman, and formerly,
                                                  President and Co-Chief
                                                  Executive Officer (each until
                                                  February 2017) of Dimensional
                                                  Holdings Inc., Dimensional
                                                  Fund Advisors LP, Dimensional
                                                  Investment LLC and DFA
                                                  Securities LLC (collectively
                                                  with DEM, DFAIDG, DIG and
                                                  DFAITC, the "DFA Entities").
                                                  Formerly, Chairman and
                                                  Director (2009-2018) and
                                                  Co-Chief Executive Officer
                                                  (2010 - June 2017) of
                                                  Dimensional Fund Advisors
                                                  Canada ULC. Trustee,
                                                  University of Chicago (since
                                                  2002). Trustee, University of
                                                  Kansas Endowment Association
                                                  (since 2005). Formerly,
                                                  Director of Dimensional Fund
                                                  Advisors Ltd. (2002 - July
                                                  2017), DFA Australia Limited
                                                  (1994 - July 2017),
                                                  Dimensional Advisors Ltd.
                                                  (2012 - July 2017),
                                                  Dimensional Funds plc (2006 -
                                                  July 2017) and Dimensional
                                                  Funds II plc (2006 - July
                                                  2017). Formerly, Director and
                                                  President of Dimensional
                                                  Japan Ltd. (2012 - April
                                                  2017). Formerly, President,
                                                  Dimensional SmartNest (US)
                                                  LLC (2009-2014); and Limited
                                                  Partner, VSC Investors, LLC
                                                  (2007-2015). Formerly,
                                                  Chairman, Director, President
                                                  and Co-Chief Executive
                                                  Officer of Dimensional Cayman
                                                  Commodity Fund I Ltd.
                                                  (2010-September 2017).

1 Each Director holds office for an indefinite term until his or her successor is elected and qualified.
2 Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor's affiliate, Dimensional Fund Advisors Canada ULC.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                          TERM OF
                                         OFFICE/1/
                                            AND
NAME AND YEAR OF                         LENGTH OF
BIRTH                  POSITION           SERVICE               PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------  -------------------- --------------- ------------------------------------------------------------
Valerie A. Brown  Vice President and       Since       Vice President and Assistant Secretary of
1967              Assistant Secretary       2001
                                                           .  all the DFA Entities (since 2001)

                                                           .  DFA Australia Limited (since 2002)

                                                           .  Dimensional Fund Advisors Ltd. (since 2002)

                                                           .  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

                                                           .  Dimensional Fund Advisors Pte. Ltd. (since 2012)

                                                           .  Dimensional Hong Kong Limited (since 2012)

                                                       Director, Vice President and Assistant Secretary (since
                                                       2003) of

                                                           .  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner  Vice President and       Since       Vice President and Assistant Secretary of
1982              Assistant Secretary  September 2019
                                                           .  DFAIDG, DIG, DFAITC and DEM (since September 2019)

                                                       Vice President (since January 2018) of

                                                           .  Dimensional Holdings Inc.

                                                           .  Dimensional Fund Advisors LP

                                                           .  Dimensional Investment LLC

                                                           .  DFA Securities LLC

David P. Butler   Co-Chief Executive     Since 2017    Co-Chief Executive Officer (since 2017) of
1964              Officer
                                                           .  all the DFA entities

                                                       Director (since 2017) of

                                                           .  Dimensional Holdings Inc.

                                                           .  Dimensional Fund Advisors Canada ULC

                                                           .  Dimensional Japan Ltd.

                                                           .  Dimensional Advisors Ltd.

                                                           .  Dimensional Fund Advisors Ltd.

                                                           .  DFA Australia Limited

                                                       Director and Co-Chief Executive Officer (since 2017) of

                                                           .  Dimensional Cayman Commodity Fund I Ltd.

                                                       Head of Global Financial Advisor Services (since 2007) for

                                                           .  Dimensional Fund Advisors LP

                                                       Formerly, Vice President (2007 - 2017) of

                                                           .  all the DFA Entities

Stephen A. Clark  Executive Vice         Since 2017    Executive Vice President (since 2017) of
1972              President
                                                           .  all the DFA entities

                                                       Director and Vice President (since 2016) of

                                                           .  Dimensional Japan Ltd.

                                                       President and Director (since 2016) of

                                                           .  Dimensional Fund Advisors Canada ULC

                                                       Vice President (since 2008) and Director (since 2016) of

                                                           .  DFA Australia Limited

                                                       Director (since 2016) of

                                                           .  Dimensional Advisors Ltd.

                                                           .  Dimensional Fund Advisors Pte. Ltd.

                                                           .  Dimensional Hong Kong Limited

                                                       Vice President (since 2016) of

                                                           .  Dimensional Fund Advisors Pte. Ltd.

                                                       Formerly, Vice President (2004 - 2017) of

                                                           .  all the DFA Entities

                                                       Formerly, Vice President (2010 - 2016) of

                                                           .  Dimensional Fund Advisors Canada ULC

                                                       Formerly, Head of Institutional, North America (2012 -
                                                       2013) and Head of Global Institutional Services (2014-2018)
                                                       for

                                                           .  Dimensional Fund Advisors LP

                                             TERM OF OFFICE/1/
NAME AND YEAR OF                               AND LENGTH
BIRTH                       POSITION           OF SERVICE                PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------     ----------------------- ----------------   -----------------------------------------------------------
Christopher S.       Vice President and        Since 2004       Vice President and Global Chief Compliance Officer (since
Crossan              Global Chief                               2004) of
1965                 Compliance Officer
                                                                    .  all the DFA Entities

                                                                    .  DFA Australia Limited

                                                                    .  Dimensional Fund Advisors Ltd.

                                                                Chief Compliance Officer (since 2006) and Chief Privacy
                                                                Officer (since 2015) of

                                                                    .  Dimensional Fund Advisors Canada ULC

                                                                Chief Compliance Officer of

                                                                    .  Dimensional Fund Advisors Pte. Ltd. (since 2012)

                                                                    .  Dimensional Japan Ltd. (since 2017)

                                                                Formerly, Vice President and Global Chief Compliance
                                                                Officer (2010 - 2014) for

                                                                    .  Dimensional SmartNest (US) LLC

Gregory K. Hinkle    Vice President, Chief   Vice President     Vice President, Chief Financial Officer, and Treasurer
1958                 Financial Officer, and    since 2015       (since 2016) of
                     Treasurer                  and Chief
                                                Financial           .  all the DFA Entities
                                                 Officer
                                                   and              .  Dimensional Advisors Ltd.
                                             Treasurer since
                                                  2016              .  Dimensional Fund Advisors Ltd.

                                                                    .  Dimensional Hong Kong Limited

                                                                    .  Dimensional Cayman Commodity Fund I Ltd.

                                                                    .  Dimensional Fund Advisors Canada ULC

                                                                    .  Dimensional Fund Advisors Pte. Ltd.

                                                                    .  DFA Australia Limited

                                                                Director (since 2016) for

                                                                    .  Dimensional Funds plc

                                                                    .  Dimensional Funds II plc

                                                                Formerly, interim Chief Financial Officer and interim
                                                                Treasurer (2016) of

                                                                    .  all the DFA Entities

                                                                    .  Dimensional Fund Advisors LP

                                                                    .  Dimensional Fund Advisors Ltd.

                                                                    .  DFA Australia Limited

                                                                    .  Dimensional Advisors Ltd.

                                                                    .  Dimensional Fund Advisors Pte. Ltd.

                                                                    .  Dimensional Hong Kong Limited

                                                                    .  Dimensional Cayman Commodity Fund I Ltd.

                                                                    .  Dimensional Fund Advisors Canada ULC

                                                                Formerly, Controller (2015 - 2016) of

                                                                    .  all the DFA Entities

                                                                    .  Dimensional Fund Advisors LP

                                                                Formerly, Vice President (2008 - 2015) of

                                                                    .  T. Rowe Price Group, Inc.

                                                                Formerly, Director of Investment Treasury and Treasurer
                                                                (2008 - 2015) of

                                                                    .  the T. Rowe Price Funds

Jeff J. Jeon         Vice President               Since         Vice President (since 2004) and Assistant Secretary
1973                                              2004          (2017-2019) of

                                                                    .  all the DFA Entities

                                                                Vice President and Assistant Secretary (since 2010) of

                                                                    .  Dimensional Cayman Commodity Fund I Ltd.

Joy Lopez            Vice President and      Vice President     Vice President (since 2015) of
1971                 Assistant Treasurer       since 2015
                                                   and              .  all the DFA Entities
                                                Assistant
                                                Treasurer       Assistant Treasurer (since 2017) of
                                               since 2017
                                                                    .  the DFA Fund Complex

                                                                Formerly, Senior Tax Manager (2013 - 2015) for

                                                                    .  Dimensional Fund Advisors LP

Kenneth M. Manell    Vice President            Since 2010       Vice President (since 2010) of
1972
                                                                    .  all the DFA Entities

                                                                    .  Dimensional Cayman Commodity Fund I Ltd.

Catherine L. Newell  President and General      President       President (since 2017) of
1964                 Counsel                   since 2017
                                                   and              .  the DFA Fund Complex
                                             General Counsel
                                               since 2001       General Counsel (since 2001) of

                                                                    .  All the DFA Entities

                                                                Executive Vice President (since 2017) and Secretary (since
                                                                2000) of

                                           TERM OF
                                        OFFICE/1/ AND
NAME AND YEAR OF                          LENGTH OF
BIRTH                    POSITION          SERVICE               PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------    ------------------- --------------- ------------------------------------------------------------
                                                            .  Dimensional Fund Advisors LP

                                                            .  Dimensional Holdings Inc.

                                                            .  DFA Securities LLC

                                                            .  Dimensional Investment LLC

                                                        Director (since 2002), Vice President (since 1997) and
                                                        Secretary (since 2002) of

                                                            .  DFA Australia Limited

                                                            .  Dimensional Fund Advisors Ltd.

                                                        Vice President and Secretary of

                                                            .  Dimensional Fund Advisors Canada ULC (since 2003)

                                                            .  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

                                                            .  Dimensional Japan Ltd. (since 2012)

                                                            .  Dimensional Advisors Ltd (since 2012)

                                                            .  Dimensional Fund Advisors Pte. Ltd. (since 2012)

                                                        Director of

                                                            .  Dimensional Funds plc (since 2002)

                                                            .  Dimensional Funds II plc (since 2006)

                                                            .  Director of Dimensional Japan Ltd. (since 2012)

                                                            .  Dimensional Advisors Ltd. (since 2012)

                                                            .  Dimensional Fund Advisors Pte. Ltd. (since 2012)

                                                            .  Dimensional Hong Kong Limited (since 2012)

                                                        Formerly, Vice President and Secretary (2010 - 2014) of

                                                            .  Dimensional SmartNest (US) LLC

                                                        Formerly, Vice President (1997 - 2017) and Secretary (2000
                                                        - 2017) of

                                                            .  the DFA Fund Complex

                                                        Formerly, Vice President of

                                                            .  Dimensional Fund Advisors LP (1997 - 2017)

                                                            .  Dimensional Holdings Inc. (2006 - 2017)

                                                            .  DFA Securities LLC (1997 - 2017)

                                                            .  Dimensional Investment LLC (2009 - 2017)

Selwyn Notelovitz   Vice President and    Since 2013    Vice President and Deputy Chief Compliance Officer of
1961                Deputy Chief
                    Compliance Officer                      .  the DFA Fund Complex (since 2013)

                                                            .  Dimensional Fund Advisors LP (since 2012)

Carolyn L. O        Vice President and  Vice President  Vice President (since 2010) and Secretary (since 2017) of
1974                Secretary             since 2010
                                             and            .  the DFA Fund Complex
                                          Secretary
                                          since 2017    Vice President (since 2010) and Assistant Secretary (since
                                                        2016) of

                                                            .  Dimensional Fund Advisors LP

                                                            .  Dimensional Holdings Inc.

                                                            .  Dimensional Investment LLC

                                                        Vice President of

                                                            .  DFA Securities LLC (since 2010)

                                                            .  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

                                                            .  Dimensional Fund Advisors Canada ULC (since 2016)

Gerard K. O'Reilly  Co-Chief Executive     Co-Chief     Co-Chief Executive Officer and Chief Investment Officer
1976                Officer and Chief     Executive     (since 2017) of
                    Investment Officer     Officer
                                          and Chief         .  all the DFA Entities
                                          Investment
                                           Officer          .  Dimensional Fund Advisors Canada ULC
                                          since 2017
                                                        Director, Chief Investment Officer and Vice President
                                                        (since 2017) of

                                                            .  DFA Australia Limited

                                                        Chief Investment Officer (since 2017) and Vice President
                                                        (since 2016) of

                                                            .  Dimensional Japan Ltd.

                                                        Director, Co-Chief Executive Officer and Chief Investment
                                                        Officer (since 2017) of

                                                            .  Dimensional Cayman Commodity Fund I Ltd.

                                                        Director of

                                                            .  Dimensional Funds plc (since 2014)

                                                            .  Dimensional Fund II plc (since 2014)

                                                            .  Dimensional Holdings Inc. (since 2017)

                                                        Formerly, Co-Chief Investment Officer of

                                                            .  Dimensional Japan Ltd. (2016 - 2017)

                             TERM OF
                            OFFICE/1/ AND
NAME AND YEAR OF            LENGTH OF
BIRTH             POSITION   SERVICE                PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------  --------  -----------    -----------------------------------------------------------
                                               .  DFA Australia Limited (2014 - 2017)

                                           Formerly, Executive Vice President (2017) and Co-Chief
                                           Investment Officer (2014 - 2017) of

                                               .  all the DFA Entities

                                           Formerly, Vice President (2007 - 2017) of

                                               .  all the DFA Entities

                                           Formerly, Vice President and Co-Chief Investment Officer
                                           (2014 - 2017) of

                                               .  Dimensional Fund Advisors Canada ULC

                                           Formerly, Director (2017 - 2018) of

                                               .  Dimensional Fund Advisors Pte. Ltd.

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

For shareholders that do not have an October 31, 2019 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2019 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 01, 2018 to October 31, 2019, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder. The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation (S)1.199A-3(d).

                                                                                                   QUALIFYING
                                                                                                       FOR
                          NET                                                                       CORPORATE
DFA INVESTMENT        INVESTMENT    SHORT-TERM     LONG-TERM                                        DIVIDENDS   QUALIFYING
DIMENSIONS GROUP        INCOME     CAPITAL GAIN  CAPITAL GAIN  RETURN OF TAX-EXEMPT     TOTAL       RECEIVED     DIVIDEND
INC.                 DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS  CAPITAL   INTEREST  DISTRIBUTIONS DEDUCTION (1) INCOME (2)
----------------     ------------- ------------- ------------- --------- ---------- ------------- ------------- ----------
DFA One-Year Fixed
  Income Portfolio..      100%          --            --          --         --          100%          --           --
DFA Two-Year Global
  Fixed Income
  Portfolio.........      100%          --            --          --         --          100%          --           --
DFA Selectively
  Hedged Global
  Fixed Income
  Portfolio.........      100%          --            --          --         --          100%          --           --
DFA Five-Year
  Global Fixed
  Income Portfolio..      100%          --            --          --         --          100%          --           --
DFA World ex U.S.
  Government Fixed
  Income Portfolio..       95%          --             5%         --         --          100%          --           --
DFA Short-Term
  Government
  Portfolio.........      100%          --            --          --         --          100%          --           --
DFA Intermediate
  Government Fixed
  Income Portfolio..      100%          --            --          --         --          100%          --           --
DFA Short-Term
  Extended Quality
  Portfolio.........      100%          --            --          --         --          100%          --           --
DFA
  Intermediate-Term
  Extended Quality
  Portfolio.........      100%          --            --          --         --          100%          --           --
DFA Targeted Credit
  Portfolio.........      100%          --            --          --         --          100%          --           --
DFA Global Core
  Plus Fixed Income
  Portfolio.........      100%          --            --          --         --          100%          --           --
DFA Investment
  Grade Portfolio...      100%          --            --          --         --          100%          --           --
DFA Diversified
  Fixed Income
  Portfolio.........      100%          --            --          --         --          100%          --           --
DFA LTIP Portfolio..       85%          --            15%         --         --          100%          --           --
DFA Inflation-
  Protected
  Securities
  Portfolio.........      100%          --            --          --         --          100%          --           --
DFA Short-Duration
  Real Return
  Portfolio.........      100%          --            --          --         --          100%          --           --
DFA Municipal Real
  Return Portfolio..       --           --            --          --        100%         100%          --           --
DFA California
  Municipal Real
  Return Portfolio..       --           --            --          --        100%         100%          --           --
DFA Municipal Bond
  Portfolio.........       --           --            --          --        100%         100%          --           --
DFA Short-Term
  Municipal Bond
  Portfolio.........       --           --            --          --        100%         100%          --           --

                                                                   QUALIFYING
                                                                     SHORT-
DFA INVESTMENT           U.S.      FOREIGN    FOREIGN   QUALIFYING    TERM
DIMENSIONS GROUP      GOVERNMENT     TAX       SOURCE    INTEREST   CAPITAL
INC.                 INTEREST (3) CREDIT (4) INCOME (5) INCOME (6)  GAIN (7)
----------------     ------------ ---------- ---------- ---------- ----------
DFA One-Year Fixed
  Income Portfolio..      15%         --         --         39%        --
DFA Two-Year Global
  Fixed Income
  Portfolio.........       7%         --         --         18%        --
DFA Selectively
  Hedged Global
  Fixed Income
  Portfolio.........       9%         --         --         38%        --
DFA Five-Year
  Global Fixed
  Income Portfolio..       1%         --         --          5%        --
DFA World ex U.S.
  Government Fixed
  Income Portfolio..      --          --         --         --         --
DFA Short-Term
  Government
  Portfolio.........     100%         --         --        100%        --
DFA Intermediate
  Government Fixed
  Income Portfolio..      94%         --         --        100%        --
DFA Short-Term
  Extended Quality
  Portfolio.........       6%         --         --         46%        --
DFA
  Intermediate-Term
  Extended Quality
  Portfolio.........       2%         --         --         85%        --
DFA Targeted Credit
  Portfolio.........      --          --         --         72%        --
DFA Global Core
  Plus Fixed Income
  Portfolio.........       1%         --         --         40%        --
DFA Investment
  Grade Portfolio...      34%         --         --         95%        --
DFA Diversified
  Fixed Income
  Portfolio.........       3%         --         --          4%        --
DFA LTIP Portfolio..      41%         --         --         41%        --
DFA Inflation-
  Protected
  Securities
  Portfolio.........      30%         --         --         30%        --
DFA Short-Duration
  Real Return
  Portfolio.........       4%         --         --         53%        --
DFA Municipal Real
  Return Portfolio..      --          --         --         --         --
DFA California
  Municipal Real
  Return Portfolio..      --          --         --         --         --
DFA Municipal Bond
  Portfolio.........      --          --         --         --         --
DFA Short-Term
  Municipal Bond
  Portfolio.........      --          --         --          1%        --

                See accompanying Notes to Financial Statements.

                                                                                                   QUALIFYING
                                                                                                       FOR
"                         NET                                                                       CORPORATE
DFA INVESTMENT        INVESTMENT    SHORT-TERM     LONG-TERM                                        DIVIDENDS   QUALIFYING
DIMENSIONS GROUP        INCOME     CAPITAL GAIN  CAPITAL GAIN  RETURN OF TAX-EXEMPT     TOTAL       RECEIVED     DIVIDEND
INC.                 DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS  CAPITAL   INTEREST  DISTRIBUTIONS DEDUCTION (1) INCOME (2)
----------------     ------------- ------------- ------------- --------- ---------- ------------- ------------- ----------
DFA
  Intermediate-Term
  Municipal Bond
  Portfolio.........       --           --            --          --        100%         100%          --           --
DFA California
  Short- Term
  Municipal Bond
  Portfolio.........       --           --            --          --        100%         100%          --           --
DFA California
  Intermediate-Term
  Municipal Bond
  Portfolio.........       --           --            --          --        100%         100%          --           --
DFA NY Municipal
  Bond Portfolio....       --           --            --          --        100%         100%          --           --
DFA MN Municipal
  Bond Portfolio....       --           --            --          --        100%         100%          --           --
DFA Oregon
  Municipal Bond
  Portfolio.........       --           --            --          --        100%         100%          --           --
DIMENSIONAL
  INVESTMENT GROUP
  INC.
----------------
DFA Two-Year Fixed
  Income Portfolio..      100%          --            --          --         --          100%          --           --
DFA Two-Year
  Government
  Portfolio.........      100%          --            --          --         --          100%          --           --

                                                                   QUALIFYING
"                                                                    SHORT-
DFA INVESTMENT           U.S.      FOREIGN    FOREIGN   QUALIFYING    TERM
DIMENSIONS GROUP      GOVERNMENT     TAX       SOURCE    INTEREST   CAPITAL
INC.                 INTEREST (3) CREDIT (4) INCOME (5) INCOME (6)  GAIN (7)
----------------     ------------ ---------- ---------- ---------- ----------
DFA
  Intermediate-Term
  Municipal Bond
  Portfolio.........      --          --         --         --         --
DFA California
  Short- Term
  Municipal Bond
  Portfolio.........      --          --         --         --         --
DFA California
  Intermediate-Term
  Municipal Bond
  Portfolio.........      --          --         --         --         --
DFA NY Municipal
  Bond Portfolio....      --          --         --         --         --
DFA MN Municipal
  Bond Portfolio....      --          --         --         --         --
DFA Oregon
  Municipal Bond
  Portfolio.........      --          --         --         --         --
DIMENSIONAL
  INVESTMENT GROUP
  INC.
----------------
DFA Two-Year Fixed
  Income Portfolio..      14%         --         --         37%        --
DFA Two-Year
  Government
  Portfolio.........     100%         --         --        100%        --

(1)Qualifying Dividends represents dividends that qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                See accompanying Notes to Financial Statements.

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

[GRAPHIC] Recycled Recyclable                                   DFA103119-024A
                                                                      00237501

                                                                         LOGO

Annual Report

YEAR ENDED: OCTOBER 31, 2019

--------------------------------------------------------------------------------
DIMENSIONAL INVESTMENT GROUP INC.
--------------------------------------------------------------------------------

GLOBAL EQUITY PORTFOLIO

GLOBAL ALLOCATION 60/40 PORTFOLIO

GLOBAL ALLOCATION 25/75 PORTFOLIO

SEE THE INSIDE FRONT COVER FOR IMPORTANT INFORMATION ABOUT ACCESS TO YOUR FUND'S ANNUAL AND SEMI-ANNUAL SHAREHOLDER REPORTS.

IMPORTANT INFORMATION ABOUT ACCESS TO SHAREHOLDER REPORTS

   Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Portfolio's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a Portfolio's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

   If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Portfolio anytime by contacting the Portfolio's transfer agent at (888) 576-1167 or by contacting your financial intermediary.

   You may elect to receive all future shareholder reports in paper free of charge. You can inform a Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

 LOGO

December 2019

Dear Fellow Shareholder,

Since our founding in 1981, sound investment solutions based on financial science have been at the heart of Dimensional. We recognize that the assets you entrust to our firm play an important role in your future.

With a 38-year track record, our investment strategies are guided by rigorous academic research, deep convictions about the power of capital markets, and the importance of information in security prices.

We aim to add value through implementation by using a systematic approach to invest in securities with higher expected returns and implementing a robust portfolio management process that seeks to increase returns and manage risk. We apply flexible trading algorithms to minimize potential price impact.

We take pride in the many longstanding clients we have had the honor of working with over the last four decades, and we continue to seek opportunities to raise the bar both within our company and the industry.

On behalf of more than 1,400 employees at Dimensional aiming to serve you, we thank you.

Sincerely,

/s/ David P. Butler                   /s/ Gerard K. O'Reilly
------------------------------------  -----------------------------------
DAVID P. BUTLER                       GERARD K. O'REILLY
Co-Chief Executive Officer            Co-Chief Executive Officer and
                                      Chief Investment Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       DIMENSIONAL INVESTMENT GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES.................................   1
   Performance Charts......................................................   2
   Management's Discussion and Analysis....................................   5
   Disclosure of Fund Expenses.............................................  10
   Disclosure of Portfolio Holdings........................................  12
   Schedules of Investments
       Global Equity Portfolio.............................................  13
       Global Allocation 60/40 Portfolio...................................  14
       Global Allocation 25/75 Portfolio...................................  15
   Statements of Assets and Liabilities....................................  16
   Statements of Operations................................................  17
   Statements of Changes in Net Assets.....................................  18
   Financial Highlights....................................................  19
   Notes to Financial Statements...........................................  23
   Report of Independent Registered Public Accounting Firm.................  35
   Section 19(a) Notice....................................................  36
FUND MANAGEMENT............................................................  37
   Board of Directors or Trustees Table....................................  38
VOTING PROXIES ON FUND PORTFOLIO SECURITIES................................  45
NOTICE TO SHAREHOLDERS.....................................................  46

This report is submitted for the information of the Global Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       DIMENSIONAL INVESTMENT GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
------------------------

Investment Footnotes

+    See Note B to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------

(A)  Computed using average shares outstanding.
(B)  Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------

--   Amounts designated as -- are either zero or rounded to zero.

SEC  Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO - INSTITUTIONAL CLASS VS.
MSCI WORLD INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                     [CHART]

                Global Equity Portfolio -           MSCI World Index
                  Institutional Class                (net dividends)
               ---------------------------         ------------------
10/31/2009              $10,000                         $10,000
11/30/2009               10,410                          10,409
12/31/2009               10,774                          10,596
 1/31/2010               10,381                          10,158
 2/28/2010               10,662                          10,301
 3/31/2010               11,438                          10,939
 4/30/2010               11,682                          10,940
 5/31/2010               10,604                           9,892
 6/30/2010               10,107                           9,553
 7/31/2010               10,966                          10,328
 8/31/2010               10,428                           9,942
 9/30/2010               11,531                          10,869
10/31/2010               11,957                          11,274
11/30/2010               11,882                          11,031
12/31/2010               12,859                          11,842
 1/31/2011               13,079                          12,109
 2/28/2011               13,536                          12,533
 3/31/2011               13,618                          12,410
 4/30/2011               14,096                          12,937
 5/31/2011               13,809                          12,669
 6/30/2011               13,555                          12,468
 7/31/2011               13,199                          12,242
 8/31/2011               12,142                          11,380
 9/30/2011               10,847                          10,397
10/31/2011               12,151                          11,472
11/30/2011               11,967                          11,192
12/31/2011               11,907                          11,186
 1/31/2012               12,685                          11,747
 2/29/2012               13,269                          12,321
 3/31/2012               13,445                          12,479
 4/30/2012               13,260                          12,338
 5/31/2012               12,130                          11,273
 6/30/2012               12,682                          11,847
 7/31/2012               12,731                          11,999
 8/31/2012               13,104                          12,304
 9/30/2012               13,537                          12,642
10/31/2012               13,488                          12,556
11/30/2012               13,646                          12,717
12/31/2012               14,079                          12,956
 1/31/2013               14,815                          13,616
 2/28/2013               14,884                          13,639
 3/31/2013               15,308                          13,958
 4/30/2013               15,577                          14,398
 5/31/2013               15,786                          14,403
 6/30/2013               15,459                          14,048
 7/31/2013               16,322                          14,788
 8/31/2013               15,911                          14,473
 9/30/2013               16,770                          15,197
10/31/2013               17,425                          15,792
11/30/2013               17,777                          16,072
12/31/2013               18,183                          16,412
 1/31/2014               17,514                          15,804
 2/28/2014               18,385                          16,596
 3/31/2014               18,558                          16,620
 4/30/2014               18,588                          16,790
 5/31/2014               18,913                          17,120
 6/30/2014               19,402                          17,427
 7/31/2014               18,942                          17,148
 8/31/2014               19,514                          17,526
 9/30/2014               18,741                          17,051
10/31/2014               18,998                          17,161
11/30/2014               19,193                          17,505
12/31/2014               19,023                          17,223
 1/31/2015               18,621                          16,911
 2/28/2015               19,725                          17,901
 3/31/2015               19,541                          17,621
 4/30/2015               19,883                          18,034
 5/31/2015               20,007                          18,096
 6/30/2015               19,653                          17,676
 7/31/2015               19,591                          17,993
 8/31/2015               18,424                          16,802
 9/30/2015               17,787                          16,183
10/31/2015               19,011                          17,465
11/30/2015               19,053                          17,378
12/31/2015               18,507                          17,073
 1/31/2016               17,413                          16,051
 2/29/2016               17,392                          15,932
 3/31/2016               18,758                          17,013
 4/30/2016               19,001                          17,282
 5/31/2016               19,138                          17,379
 6/30/2016               19,027                          17,184
 7/31/2016               19,868                          17,910
 8/31/2016               19,995                          17,925
 9/30/2016               20,122                          18,020
10/31/2016               19,706                          17,672
11/30/2016               20,474                          17,926
12/31/2016               20,900                          18,355
 1/31/2017               21,405                          18,798
 2/28/2017               21,941                          19,319
 3/31/2017               22,087                          19,525
 4/30/2017               22,367                          19,814
 5/31/2017               22,550                          20,233
 6/30/2017               22,826                          20,311
 7/31/2017               23,356                          20,797
 8/31/2017               23,334                          20,827
 9/30/2017               23,944                          21,294
10/31/2017               24,499                          21,696
11/30/2017               25,130                          22,167
12/31/2017               25,530                          22,466
 1/31/2018               26,738                          23,653
 2/28/2018               25,585                          22,673
 3/31/2018               25,302                          22,178
 4/30/2018               25,390                          22,433
 5/31/2018               25,709                          22,574
 6/30/2018               25,564                          22,563
 7/31/2018               26,305                          23,268
 8/31/2018               26,714                          23,556
 9/30/2018               26,606                          23,687
10/31/2018               24,441                          21,948
11/30/2018               24,796                          22,197
12/31/2018               22,598                          20,509
 1/31/2019               24,600                          22,105
 2/28/2019               25,342                          22,770
 3/31/2019               25,415                          23,069
 4/30/2019               26,374                          23,887
 5/31/2019               24,524                          22,508
 6/30/2019               26,219                          23,992        Past performance is not predictive of
 7/31/2019               26,310                          24,110        future performance.
 8/31/2019               25,527                          23,617
 9/30/2019               26,229                          24,120        The returns shown do not reflect the
10/31/2019               26,891                          24,734        deduction of taxes that a shareholder
                                                                       would pay on fund distributions or the
AVERAGE ANNUAL                                                         redemption of fund shares.
TOTAL RETURN         ONE YEAR      FIVE YEARS      TEN YEARS
--------------       --------      ----------      ---------           MSCI data copyright MSCI 2019, all
                      10.03%         7.20%          10.40%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO - CLASS R2 VS.
MSCI WORLD INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                     [CHART]

                  Global Equity Portfolio -      MSCI World Index
                          Class R2                (net dividends)
                 ---------------------------    ------------------
10/31/2009                 $10,000                    $10,000
11/30/2009                  10,407                     10,409
12/31/2009                  10,770                     10,596
 1/31/2010                  10,371                     10,158
 2/28/2010                  10,650                     10,301
 3/31/2010                  11,422                     10,939
 4/30/2010                  11,664                     10,940
 5/31/2010                  10,586                      9,892
 6/30/2010                  10,086                      9,553
 7/31/2010                  10,937                     10,328
 8/31/2010                  10,404                      9,942
 9/30/2010                  11,508                     10,869
10/31/2010                  11,921                     11,274
11/30/2010                  11,846                     11,031
12/31/2010                  12,819                     11,842
 1/31/2011                  13,036                     12,109
 2/28/2011                  13,489                     12,533
 3/31/2011                  13,567                     12,410
 4/30/2011                  14,039                     12,937
 5/31/2011                  13,747                     12,669
 6/30/2011                  13,486                     12,468
 7/31/2011                  13,135                     12,242
 8/31/2011                  12,081                     11,380
 9/30/2011                  10,794                     10,397
10/31/2011                  12,081                     11,472
11/30/2011                  11,900                     11,192
12/31/2011                  11,832                     11,186
 1/31/2012                  12,609                     11,747
 2/29/2012                  13,195                     12,321
 3/31/2012                  13,360                     12,479
 4/30/2012                  13,177                     12,338
 5/31/2012                  12,044                     11,273
 6/30/2012                  12,598                     11,847
 7/31/2012                  12,637                     11,999
 8/31/2012                  13,005                     12,304
 9/30/2012                  13,442                     12,642
10/31/2012                  13,383                     12,556
11/30/2012                  13,539                     12,717
12/31/2012                  13,963                     12,956
 1/31/2013                  14,687                     13,616
 2/28/2013                  14,745                     13,639
 3/31/2013                  15,176                     13,958
 4/30/2013                  15,440                     14,398
 5/31/2013                  15,636                     14,403
 6/30/2013                  15,316                     14,048
 7/31/2013                  16,164                     14,788
 8/31/2013                  15,750                     14,473
 9/30/2013                  16,594                     15,197
10/31/2013                  17,247                     15,792
11/30/2013                  17,593                     16,072
12/31/2013                  17,986                     16,412
 1/31/2014                  17,320                     15,804
 2/28/2014                  18,175                     16,596
 3/31/2014                  18,347                     16,620
 4/30/2014                  18,367                     16,790
 5/31/2014                  18,686                     17,120
 6/30/2014                  19,164                     17,427
 7/31/2014                  18,713                     17,148
 8/31/2014                  19,274                     17,526
 9/30/2014                  18,501                     17,051
10/31/2014                  18,753                     17,161
11/30/2014                  18,944                     17,505
12/31/2014                  18,774                     17,223
 1/31/2015                  18,370                     16,911
 2/28/2015                  19,461                     17,901
 3/31/2015                  19,271                     17,621
 4/30/2015                  19,605                     18,034
 5/31/2015                  19,717                     18,096
 6/30/2015                  19,373                     17,676
 7/31/2015                  19,301                     17,993
 8/31/2015                  18,151                     16,802
 9/30/2015                  17,517                     16,183
10/31/2015                  18,722                     17,465
11/30/2015                  18,753                     17,378
12/31/2015                  18,214                     17,073
 1/31/2016                  17,135                     16,051
 2/29/2016                  17,115                     15,932
 3/31/2016                  18,448                     17,013
 4/30/2016                  18,686                     17,282
 5/31/2016                  18,810                     17,379
 6/30/2016                  18,700                     17,184
 7/31/2016                  19,521                     17,910
 8/31/2016                  19,646                     17,925
 9/30/2016                  19,769                     18,020
10/31/2016                  19,353                     17,672
11/30/2016                  20,103                     17,926
12/31/2016                  20,513                     18,355
 1/31/2017                  21,005                     18,798
 2/28/2017                  21,529                     19,319
 3/31/2017                  21,661                     19,525
 4/30/2017                  21,933                     19,814
 5/31/2017                  22,101                     20,233
 6/30/2017                  22,378                     20,311
 7/31/2017                  22,895                     20,797
 8/31/2017                  22,863                     20,827
 9/30/2017                  23,454                     21,294
10/31/2017                  23,994                     21,696
11/30/2017                  24,608                     22,167
12/31/2017                  25,001                     22,466
 1/31/2018                  26,177                     23,653
 2/28/2018                  25,044                     22,673
 3/31/2018                  24,763                     22,178
 4/30/2018                  24,837                     22,433
 5/31/2018                  25,147                     22,574
 6/30/2018                  25,001                     22,563
 7/31/2018                  25,721                     23,268
 8/31/2018                  26,108                     23,556
 9/30/2018                  25,996                     23,687
10/31/2018                  23,882                     21,948
11/30/2018                  24,216                     22,197
12/31/2018                  22,066                     20,509
 1/31/2019                  24,020                     22,105
 2/28/2019                  24,741                     22,770
 3/31/2019                  24,807                     23,069
 4/30/2019                  25,737                     23,887
 5/31/2019                  23,932                     22,508
 6/30/2019                  25,571                     23,992
 7/31/2019                  25,659                     24,110       Past performance is not predictive of
 8/31/2019                  24,889                     23,617       future performance.
 9/30/2019                  25,577                     24,120
10/31/2019                  26,207                     24,734       The returns shown do not reflect the
                                                                    deduction of taxes that a shareholder
                                                                    would pay on fund distributions or the
AVERAGE ANNUAL                                                      redemption of fund shares.
TOTAL RETURN        ONE YEAR     FIVE YEARS     TEN YEARS
--------------      --------     ----------     ---------           MSCI data copyright MSCI 2019, all
                     9.73%         6.92%         10.11%             rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
GLOBAL ALLOCATION 60/40 PORTFOLIO - INSTITUTIONAL CLASS VS.
MSCI WORLD INDEX (NET DIVIDENDS),
FTSE WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED IN USD TERMS, GLOBAL 60/40 COMPOSITE INDEX (MSCI/FTSE)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                     [CHART]

            Global Allocation                     FTSE World
                  60/40                         Government Bond    Global 60/40
                 Portfolio -                    Index,1-3 Years,    Composite
              Institutional   MSCI World Index  Currency-Hedged       Index
                  Class        (net dividends)    in USD Terms     (MSCI/FTSE)
             --------------  -----------------  --------------- ----------------
10/31/2009      $10,000          $10,000           $10,000          $10,000
11/30/2009       10,289           10,409            10,031           10,258
12/31/2009       10,456           10,596            10,009           10,359
 1/31/2010       10,256           10,158            10,035           10,113
 2/28/2010       10,428           10,301            10,066           10,211
 3/31/2010       10,884           10,939            10,065           10,590
 4/30/2010       11,057           10,940            10,063           10,590
 5/31/2010       10,421            9,892            10,104            9,999
 6/30/2010       10,169            9,553            10,114            9,797
 7/31/2010       10,727           10,328            10,137           10,282
 8/31/2010       10,444            9,942            10,159           10,061
 9/30/2010       11,142           10,869            10,153           10,622
10/31/2010       11,427           11,274            10,164           10,864
11/30/2010       11,326           11,031            10,139           10,712
12/31/2010       11,892           11,842            10,144           11,187
 1/31/2011       12,022           12,109            10,144           11,339
 2/28/2011       12,290           12,533            10,141           11,575
 3/31/2011       12,359           12,410            10,136           11,505
 4/30/2011       12,712           12,937            10,153           11,806
 5/31/2011       12,573           12,669            10,181           11,672
 6/30/2011       12,441           12,468            10,185           11,563
 7/31/2011       12,338           12,242            10,196           11,442
 8/31/2011       11,797           11,380            10,255           10,985
 9/30/2011       10,954           10,397            10,254           10,415
10/31/2011       11,808           11,472            10,245           11,058
11/30/2011       11,658           11,192            10,231           10,890
12/31/2011       11,636           11,186            10,289           10,911
 1/31/2012       12,167           11,747            10,317           11,251
 2/29/2012       12,528           12,321            10,331           11,587
 3/31/2012       12,611           12,479            10,328           11,675
 4/30/2012       12,535           12,338            10,337           11,600
 5/31/2012       11,861           11,273            10,333           10,997
 6/30/2012       12,223           11,847            10,345           11,338
 7/31/2012       12,299           11,999            10,363           11,434
 8/31/2012       12,548           12,304            10,388           11,619
 9/30/2012       12,825           12,642            10,400           11,816
10/31/2012       12,796           12,556            10,406           11,770
11/30/2012       12,901           12,717            10,421           11,867
12/31/2012       13,154           12,956            10,428           12,005
 1/31/2013       13,542           13,616            10,431           12,373
 2/28/2013       13,591           13,639            10,444           12,392
 3/31/2013       13,841           13,958            10,451           12,569
 4/30/2013       14,036           14,398            10,473           12,817
 5/31/2013       14,055           14,403            10,461           12,814
 6/30/2013       13,767           14,048            10,449           12,619
 7/31/2013       14,275           14,788            10,468           13,027
 8/31/2013       14,011           14,473            10,464           12,858
 9/30/2013       14,544           15,197            10,484           13,254
10/31/2013       14,926           15,792            10,504           13,575
11/30/2013       15,082           16,072            10,516           13,726
12/31/2013       15,255           16,412            10,508           13,896
 1/31/2014       14,969           15,804            10,529           13,599
 2/28/2014       15,452           16,596            10,538           14,011
 3/31/2014       15,545           16,620            10,537           14,023
 4/30/2014       15,594           16,790            10,546           14,115
 5/31/2014       15,812           17,120            10,562           14,289
 6/30/2014       16,061           17,427            10,569           14,446
 7/31/2014       15,812           17,148            10,570           14,309
 8/31/2014       16,140           17,526            10,586           14,507
 9/30/2014       15,683           17,051            10,586           14,270
10/31/2014       15,833           17,161            10,601           14,334
11/30/2014       15,952           17,505            10,615           14,514
12/31/2014       15,821           17,223            10,609           14,370
 1/31/2015       15,680           16,911            10,644           14,233
 2/28/2015       16,214           17,901            10,637           14,730
 3/31/2015       16,127           17,621            10,653           14,600
 4/30/2015       16,339           18,034            10,655           14,806
 5/31/2015       16,349           18,096            10,663           14,841
 6/30/2015       16,131           17,676            10,660           14,633
 7/31/2015       16,091           17,993            10,671           14,797
 8/31/2015       15,473           16,802            10,669           14,208
 9/30/2015       15,191           16,183            10,690           13,904
10/31/2015       15,832           17,465            10,692           14,567
11/30/2015       15,832           17,378            10,685           14,519
12/31/2015       15,547           17,073            10,684           14,366
 1/31/2016       15,044           16,051            10,727           13,873
 2/29/2016       15,065           15,932            10,743           13,819
 3/31/2016       15,879           17,013            10,752           14,387
 4/30/2016       16,023           17,282            10,759           14,527
 5/31/2016       16,064           17,379            10,760           14,577
 6/30/2016       16,116           17,184            10,803           14,502
 7/31/2016       16,592           17,910            10,803           14,870
 8/31/2016       16,633           17,925            10,799           14,875
 9/30/2016       16,718           18,020            10,815           14,931
10/31/2016       16,479           17,672            10,811           14,755
11/30/2016       16,749           17,926            10,792           14,873
12/31/2016       16,971           18,355            10,810           15,096
 1/31/2017       17,253           18,798            10,817           15,318
 2/28/2017       17,557           19,319            10,833           15,582
 3/31/2017       17,623           19,525            10,836           15,684
 4/30/2017       17,791           19,814            10,853           15,833
 5/31/2017       17,917           20,233            10,867           16,042
 6/30/2017       18,044           20,311            10,861           16,076
 7/31/2017       18,339           20,797            10,884           16,320
 8/31/2017       18,360           20,827            10,906           16,347
 9/30/2017       18,610           21,294            10,899           16,563
10/31/2017       18,875           21,696            10,910           16,757
11/30/2017       19,150           22,167            10,905           16,972
12/31/2017       19,353           22,466            10,909           17,112
 1/31/2018       19,856           23,653            10,897           17,647
 2/28/2018       19,310           22,673            10,907           17,215
 3/31/2018       19,220           22,178            10,933           17,006
 4/30/2018       19,241           22,433            10,934           17,124
 5/31/2018       19,423           22,574            10,948           17,197
 6/30/2018       19,370           22,563            10,969           17,205
 7/31/2018       19,703           23,268            10,976           17,532
 8/31/2018       19,929           23,556            10,997           17,676
 9/30/2018       19,868           23,687            11,003           17,739       Past performance is not predictive of
10/31/2018       18,886           21,948            11,026           16,972       future performance.
11/30/2018       19,058           22,197            11,063           17,111
12/31/2018       18,113           20,509            11,133           16,373       The returns shown do not reflect the
 1/31/2019       19,137           22,105            11,166           17,157       deduction of taxes that a shareholder
 2/28/2019       19,500           22,770            11,180           17,475       would pay on fund distributions or the
 3/31/2019       19,639           23,069            11,237           17,648       redemption of fund shares.
 4/30/2019       20,102           23,887            11,259           18,038
 5/31/2019       19,319           22,508            11,318           17,451       MSCI data copyright MSCI 2019, all
 6/30/2019       20,173           23,992            11,373           18,175       rights reserved.
 7/31/2019       20,261           24,110            11,384           18,236
 8/31/2019       19,973           23,617            11,455           18,058       FTSE fixed income indices (C) 2019 FTSE
 9/30/2019       20,277           24,120            11,455           18,288       Fixed Income LLC. All rights reserved.
10/31/2019       20,588           24,734            11,478           18,582
                                                                                  Data includes composite data from
                                                                                  multiple sources; see data descriptions
AVERAGE ANNUAL                                                                    for additional details. MSCI data
TOTAL RETURN           ONE YEAR        FIVE YEARS        TEN YEARS                copyright MSCI 2019, all rights reserved.
--------------         --------        ----------        ---------                FTSE fixed income indices (C) 2019 FTSE
                        9.01%            5.39%             7.49%                  Fixed Income LLC. All rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GLOBAL ALLOCATION 60/40 PORTFOLIO - CLASS R2 VS.
MSCI WORLD INDEX (NET DIVIDENDS),
FTSE WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED IN USD TERMS, GLOBAL 60/40 COMPOSITE INDEX (MSCI/FTSE)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                    [CHART]

                                                 FTSE World
            Global Allocation                  Government Bond   Global 60/40
                 60/40           MSCI World    Index,1-3 Years,   Composite
              Portfolio -          Index       Currency-Hedged      Index
               Class R2       (net dividends)   in USD Terms     (MSCI/FTSE)
           -----------------  ---------------  ---------------  ----------------
10/31/2009     $10,000            $10,000          $10,000          $10,000
11/30/2009      10,296             10,409           10,031           10,258
12/31/2009      10,456             10,596           10,009           10,359
 1/31/2010      10,258             10,158           10,035           10,113
 2/28/2010      10,429             10,301           10,066           10,211
 3/31/2010      10,885             10,939           10,065           10,590
 4/30/2010      11,057             10,940           10,063           10,590
 5/31/2010      10,415              9,892           10,104            9,999
 6/30/2010      10,159              9,553           10,114            9,797
 7/31/2010      10,723             10,328           10,137           10,282
 8/31/2010      10,423              9,942           10,159           10,061
 9/30/2010      11,118             10,869           10,153           10,622
10/31/2010      11,401             11,274           10,164           10,864
11/30/2010      11,309             11,031           10,139           10,712
12/31/2010      11,862             11,842           10,144           11,187
 1/31/2011      11,990             12,109           10,144           11,339
 2/28/2011      12,257             12,533           10,141           11,575
 3/31/2011      12,320             12,410           10,136           11,505
 4/30/2011      12,670             12,937           10,153           11,806
 5/31/2011      12,532             12,669           10,181           11,672
 6/30/2011      12,393             12,468           10,185           11,563
 7/31/2011      12,282             12,242           10,196           11,442
 8/31/2011      11,746             11,380           10,255           10,985
 9/30/2011      10,903             10,397           10,254           10,415
10/31/2011      11,757             11,472           10,245           11,058
11/30/2011      11,599             11,192           10,231           10,890
12/31/2011      11,579             11,186           10,289           10,911
 1/31/2012      12,095             11,747           10,317           11,251
 2/29/2012      12,462             12,321           10,331           11,587
 3/31/2012      12,537             12,479           10,328           11,675
 4/30/2012      12,462             12,338           10,337           11,600
 5/31/2012      11,785             11,273           10,333           10,997
 6/30/2012      12,136             11,847           10,345           11,338
 7/31/2012      12,221             11,999           10,363           11,434
 8/31/2012      12,458             12,304           10,388           11,619
 9/30/2012      12,722             12,642           10,400           11,816
10/31/2012      12,704             12,556           10,406           11,770
11/30/2012      12,808             12,717           10,421           11,867
12/31/2012      13,047             12,956           10,428           12,005
 1/31/2013      13,430             13,616           10,431           12,373
 2/28/2013      13,478             13,639           10,444           12,392
 3/31/2013      13,729             13,958           10,451           12,569
 4/30/2013      13,911             14,398           10,473           12,817
 5/31/2013      13,930             14,403           10,461           12,814
 6/30/2013      13,637             14,048           10,449           12,619
 7/31/2013      14,138             14,788           10,468           13,027
 8/31/2013      13,868             14,473           10,464           12,858
 9/30/2013      14,404             15,197           10,484           13,254
10/31/2013      14,780             15,792           10,504           13,575
11/30/2013      14,935             16,072           10,516           13,726
12/31/2013      15,102             16,412           10,508           13,896
 1/31/2014      14,811             15,804           10,529           13,599
 2/28/2014      15,287             16,596           10,538           14,011
 3/31/2014      15,372             16,620           10,537           14,023
 4/30/2014      15,421             16,790           10,546           14,115
 5/31/2014      15,625             17,120           10,562           14,289
 6/30/2014      15,880             17,427           10,569           14,446
 7/31/2014      15,616             17,148           10,570           14,309
 8/31/2014      15,948             17,526           10,586           14,507
 9/30/2014      15,499             17,051           10,586           14,270
10/31/2014      15,646             17,161           10,601           14,334
11/30/2014      15,763             17,505           10,615           14,514
12/31/2014      15,629             17,223           10,609           14,370
 1/31/2015      15,491             16,911           10,644           14,233
 2/28/2015      16,013             17,901           10,637           14,730
 3/31/2015      15,921             17,621           10,653           14,600
 4/30/2015      16,119             18,034           10,655           14,806
 5/31/2015      16,139             18,096           10,663           14,841
 6/30/2015      15,906             17,676           10,660           14,633
 7/31/2015      15,867             17,993           10,671           14,797
 8/31/2015      15,252             16,802           10,669           14,208
 9/30/2015      14,977             16,183           10,690           13,904
10/31/2015      15,603             17,465           10,692           14,567
11/30/2015      15,603             17,378           10,685           14,519
12/31/2015      15,320             17,073           10,684           14,366
 1/31/2016      14,819             16,051           10,727           13,873
 2/29/2016      14,839             15,932           10,743           13,819
 3/31/2016      15,629             17,013           10,752           14,387
 4/30/2016      15,770             17,282           10,759           14,527
 5/31/2016      15,810             17,379           10,760           14,577
 6/30/2016      15,861             17,184           10,803           14,502
 7/31/2016      16,316             17,910           10,803           14,870
 8/31/2016      16,357             17,925           10,799           14,875
 9/30/2016      16,439             18,020           10,815           14,931
10/31/2016      16,206             17,672           10,811           14,755
11/30/2016      16,469             17,926           10,792           14,873
12/31/2016      16,671             18,355           10,810           15,096
 1/31/2017      16,958             18,798           10,817           15,318
 2/28/2017      17,244             19,319           10,833           15,582
 3/31/2017      17,310             19,525           10,836           15,684
 4/30/2017      17,464             19,814           10,853           15,833
 5/31/2017      17,587             20,233           10,867           16,042
 6/30/2017      17,710             20,311           10,861           16,076
 7/31/2017      17,998             20,797           10,884           16,320
 8/31/2017      18,008             20,827           10,906           16,347
 9/30/2017      18,262             21,294           10,899           16,563
10/31/2017      18,509             21,696           10,910           16,757
11/30/2017      18,778             22,167           10,905           16,972
12/31/2017      18,970             22,466           10,909           17,112
 1/31/2018      19,460             23,653           10,897           17,647
 2/28/2018      18,918             22,673           10,907           17,215
 3/31/2018      18,827             22,178           10,933           17,006
 4/30/2018      18,838             22,433           10,934           17,124
 5/31/2018      19,026             22,574           10,948           17,197
 6/30/2018      18,962             22,563           10,969           17,205
 7/31/2018      19,287             23,268           10,976           17,532
 8/31/2018      19,507             23,556           10,997           17,676
 9/30/2018      19,435             23,687           11,003           17,739       Past performance is not predictive of
10/31/2018      18,468             21,948           11,026           16,972       future performance.
11/30/2018      18,636             22,197           11,063           17,111
12/31/2018      17,725             20,509           11,133           16,373       The returns shown do not reflect the
 1/31/2019      18,709             22,105           11,166           17,157       deduction of taxes that a shareholder
 2/28/2019      19,072             22,770           11,180           17,475       would pay on fund distributions or the
 3/31/2019      19,196             23,069           11,237           17,648       redemption of fund shares.
 4/30/2019      19,646             23,887           11,259           18,038
 5/31/2019      18,874             22,508           11,318           17,451       MSCI data copyright MSCI 2019, all
 6/30/2019      19,712             23,992           11,373           18,175       rights reserved.
 7/31/2019      19,788             24,110           11,384           18,236
 8/31/2019      19,497             23,617           11,455           18,058       FTSE fixed income indices (C) 2019 FTSE
 9/30/2019      19,801             24,120           11,455           18,288       Fixed Income LLC. All rights reserved.
10/31/2019      20,103             24,734           11,478           18,582
                                                                                  Data includes composite data from
                                                                                  multiple sources; see data descriptions
AVERAGE ANNUAL                                                                    for additional details. MSCI data
TOTAL RETURN           ONE YEAR        FIVE YEARS        TEN YEARS                copyright MSCI 2019, all rights reserved.
--------------         --------        ----------        ---------                FTSE fixed income indices (C) 2019 FTSE
                        8.85%            5.14%             7.23%                  Fixed Income LLC. All rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
GLOBAL ALLOCATION 25/75 PORTFOLIO - INSTITUTIONAL CLASS VS.
MSCI WORLD INDEX (NET DIVIDENDS),
FTSE WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED IN USD TERMS, GLOBAL 25/75 COMPOSITE INDEX (MSCI/FTSE)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                    [CHART]

                                                FTSE World
           Global Allocation                  Government Bond     Global 25/75
           25/75 Portfolio -    MSCI World    Index,1-3 Years,     Composite
              Institutional        Index      Currency-Hedged        Index
                 Class        (net dividends)   in USD Terms      (MSCI/FTSE)
           -----------------  --------------- ----------------  ----------------
10/31/2009        $10,000         $10,000           $10,000          $10,000
11/30/2009         10,183          10,409            10,031           10,126
12/31/2009         10,203          10,596            10,009           10,154
 1/31/2010         10,185          10,158            10,035           10,069
 2/28/2010         10,259          10,301            10,066           10,128
 3/31/2010         10,436          10,939            10,065           10,284
 4/30/2010         10,567          10,940            10,063           10,283
 5/31/2010         10,315          9,892             10,104           10,068
 6/30/2010         10,255          9,553             10,114           9,989
 7/31/2010         10,517          10,328            10,137           10,208
 8/31/2010         10,442          9,942             10,159           10,130
 9/30/2010         10,757          10,869            10,153           10,362
10/31/2010         10,917          11,274            10,164           10,467
11/30/2010         10,851          11,031            10,139           10,391
12/31/2010         11,031          11,842            10,144           10,585
 1/31/2011         11,107          12,109            10,144           10,645
 2/28/2011         11,221          12,533            10,141           10,736
 3/31/2011         11,256          12,410            10,136           10,706
 4/30/2011         11,437          12,937            10,153           10,833
 5/31/2011         11,418          12,669            10,181           10,799
 6/30/2011         11,382          12,468            10,185           10,760
 7/31/2011         11,411          12,242            10,196           10,720
 8/31/2011         11,229          11,380            10,255           10,577
 9/30/2011         10,904          10,397            10,254           10,348
10/31/2011         11,269          11,472            10,245           10,609
11/30/2011         11,211          11,192            10,231           10,533
12/31/2011         11,211          11,186            10,289           10,576
 1/31/2012         11,473          11,747            10,317           10,731
 2/29/2012         11,609          12,321            10,331           10,873
 3/31/2012         11,643          12,479            10,328           10,905
 4/30/2012         11,652          12,338            10,337           10,881
 5/31/2012         11,439          11,273            10,333           10,644
 6/30/2012         11,563          11,847            10,345           10,789
 7/31/2012         11,641          11,999            10,363           10,837
 8/31/2012         11,738          12,304            10,388           10,926
 9/30/2012         11,858          12,642            10,400           11,010
10/31/2012         11,858          12,556            10,406           10,996
11/30/2012         11,917          12,717            10,421           11,043
12/31/2012         11,996          12,956            10,428           11,101
 1/31/2013         12,134          13,616            10,431           11,245
 2/28/2013         12,174          13,639            10,444           11,260
 3/31/2013         12,282          13,958            10,451           11,331
 4/30/2013         12,371          14,398            10,473           11,438
 5/31/2013         12,321          14,403            10,461           11,429
 6/30/2013         12,150          14,048            10,449           11,349
 7/31/2013         12,358          14,788            10,468           11,515
 8/31/2013         12,239          14,473            10,464           11,450
 9/30/2013         12,455          15,197            10,484           11,609
10/31/2013         12,614          15,792            10,504           11,739
11/30/2013         12,674          16,072            10,516           11,802
12/31/2013         12,698          16,412            10,508           11,857
 1/31/2014         12,648          15,804            10,529           11,766
 2/28/2014         12,818          16,596            10,538           11,920
 3/31/2014         12,834          16,620            10,537           11,924
 4/30/2014         12,874          16,790            10,546           11,962
 5/31/2014         12,995          17,120            10,562           12,034
 6/30/2014         13,081          17,427            10,569           12,094
 7/31/2014         12,990          17,148            10,570           12,047
 8/31/2014         13,131          17,526            10,586           12,126
 9/30/2014         12,949          17,051            10,586           12,044
10/31/2014         13,030          17,161            10,601           12,076
11/30/2014         13,101          17,505            10,615           12,149
12/31/2014         13,028          17,223            10,609           12,095
 1/31/2015         13,079          16,911            10,644           12,070
 2/28/2015         13,232          17,901            10,637           12,241
 3/31/2015         13,216          17,621            10,653           12,206
 4/30/2015         13,278          18,034            10,655           12,280
 5/31/2015         13,288          18,096            10,663           12,297
 6/30/2015         13,195          17,676            10,660           12,224
 7/31/2015         13,206          17,993            10,671           12,288
 8/31/2015         12,989          16,802            10,669           12,083
 9/30/2015         12,916          16,183            10,690           11,989
10/31/2015         13,133          17,465            10,692           12,228
11/30/2015         13,123          17,378            10,685           12,207
12/31/2015         12,993          17,073            10,684           12,153
 1/31/2016         12,899          16,051            10,727           12,008
 2/29/2016         12,920          15,932            10,743           11,998
 3/31/2016         13,242          17,013            10,752           12,210
 4/30/2016         13,305          17,282            10,759           12,264
 5/31/2016         13,315          17,379            10,760           12,282
 6/30/2016         13,400          17,184            10,803           12,284
 7/31/2016         13,567          17,910            10,803           12,414
 8/31/2016         13,578          17,925            10,799           12,413
 9/30/2016         13,616          18,020            10,815           12,444
10/31/2016         13,532          17,672            10,811           12,380
11/30/2016         13,564          17,926            10,792           12,409
12/31/2016         13,638          18,355            10,810           12,498
 1/31/2017         13,754          18,798            10,817           12,580
 2/28/2017         13,871          19,319            10,833           12,681
 3/31/2017         13,901          19,525            10,836           12,717
 4/30/2017         13,996          19,814            10,853           12,779
 5/31/2017         14,039          20,233            10,867           12,860
 6/30/2017         14,060          20,311            10,861           12,866
 7/31/2017         14,188          20,797            10,884           12,963
 8/31/2017         14,220          20,827            10,906           12,987
 9/30/2017         14,283          21,294            10,899           13,055
10/31/2017         14,390          21,696            10,910           13,126
11/30/2017         14,465          22,167            10,905           13,193
12/31/2017         14,543          22,466            10,909           13,241
 1/31/2018         14,662          23,653            10,897           13,405
 2/28/2018         14,478          22,673            10,907           13,275
 3/31/2018         14,469          22,178            10,933           13,227
 4/30/2018         14,480          22,433            10,934           13,265
 5/31/2018         14,567          22,574            10,948           13,299
 6/30/2018         14,568          22,563            10,969           13,316
 7/31/2018         14,676          23,268            10,976           13,427
 8/31/2018         14,773          23,556            10,997           13,487
 9/30/2018         14,741          23,687            11,003           13,512      Past performance is not predictive of
10/31/2018         14,425          21,948            11,026           13,285      future performance.
11/30/2018         14,512          22,197            11,063           13,357
12/31/2018         14,275          20,509            11,133           13,166      The returns shown do not reflect the
 1/31/2019         14,652          22,105            11,166           13,451      deduction of taxes that a shareholder
 2/28/2019         14,786          22,770            11,180           13,564      would pay on fund distributions or the
 3/31/2019         14,902          23,069            11,237           13,661      redemption of fund shares.
 4/30/2019         15,069          23,887            11,259           13,803
 5/31/2019         14,880          22,508            11,318           13,657      MSCI data copyright MSCI 2019, all
 6/30/2019         15,189          23,992            11,373           13,932      rights reserved.
 7/31/2019         15,233          24,110            11,384           13,959
 8/31/2019         15,211          23,617            11,455           13,954      FTSE fixed income indices (C) 2019 FTSE
 9/30/2019         15,294          24,120            11,455           14,028      Fixed Income LLC. All rights reserved.
10/31/2019         15,395          24,734            11,478           14,138
                                                                                  Data includes composite data from
                                                                                  multiple sources; see data descriptions
AVERAGE ANNUAL                                                                    for additional details. MSCI data
TOTAL RETURN           ONE YEAR        FIVE YEARS        TEN YEARS                copyright MSCI 2019, all rights reserved.
--------------         --------        ----------        ---------                FTSE fixed income indices (C) 2019 FTSE
                        6.73%            3.39%             4.41%                  Fixed Income LLC. All rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GLOBAL ALLOCATION 25/75 PORTFOLIO--CLASS R2 VS.
MSCI WORLD INDEX (NET DIVIDENDS),
FTSE WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED IN USD TERMS, GLOBAL 25/75 COMPOSITE INDEX (MSCI/FTSE)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                     [CHART]

                                                  FTSE World
                 Global                        Government Bond    Global 25/75
            Allocation 25/75     MSCI World    Index,1-3 Years,    Composite
               Portfolio -          Index      Currency-Hedged       Index
                Class R2      (net dividends)   in USD Terms      (MSCI/FTSE)
            ----------------  ---------------  ---------------  ----------------
10/31/2009       $10,000            $10,000          $10,000         $10,000
11/30/2009        10,192             10,409           10,031          10,126
12/31/2009        10,205             10,596           10,009          10,154
 1/31/2010        10,186             10,158           10,035          10,069
 2/28/2010        10,251             10,301           10,066          10,128
 3/31/2010        10,439             10,939           10,065          10,284
 4/30/2010        10,559             10,940           10,063          10,283
 5/31/2010        10,309             9,892            10,104          10,068
 6/30/2010        10,250             9,553            10,114          9,989
 7/31/2010        10,482             10,328           10,137          10,208
 8/31/2010        10,408             9,942            10,159          10,130
 9/30/2010        10,712             10,869           10,153          10,362
10/31/2010        10,870             11,274           10,164          10,467
11/30/2010        10,805             11,031           10,139          10,391
12/31/2010        10,975             11,842           10,144          10,585
 1/31/2011        11,050             12,109           10,144          10,645
 2/28/2011        11,154             12,533           10,141          10,736
 3/31/2011        11,180             12,410           10,136          10,706
 4/30/2011        11,359             12,937           10,153          10,833
 5/31/2011        11,340             12,669           10,181          10,799
 6/30/2011        11,291             12,468           10,185          10,760
 7/31/2011        11,320             12,242           10,196          10,720
 8/31/2011        11,140             11,380           10,255          10,577
 9/30/2011        10,805             10,397           10,254          10,348
10/31/2011        11,165             11,472           10,245          10,609
11/30/2011        11,099             11,192           10,231          10,533
12/31/2011        11,103             11,186           10,289          10,576
 1/31/2012        11,352             11,747           10,317          10,731
 2/29/2012        11,495             12,321           10,331          10,873
 3/31/2012        11,522             12,479           10,328          10,905
 4/30/2012        11,531             12,338           10,337          10,881
 5/31/2012        11,311             11,273           10,333          10,644
 6/30/2012        11,427             11,847           10,345          10,789
 7/31/2012        11,504             11,999           10,363          10,837
 8/31/2012        11,600             12,304           10,388          10,926
 9/30/2012        11,718             12,642           10,400          11,010
10/31/2012        11,708             12,556           10,406          10,996
11/30/2012        11,766             12,717           10,421          11,043
12/31/2012        11,842             12,956           10,428          11,101
 1/31/2013        11,978             13,616           10,431          11,245
 2/28/2013        12,017             13,639           10,444          11,260
 3/31/2013        12,108             13,958           10,451          11,331
 4/30/2013        12,196             14,398           10,473          11,438
 5/31/2013        12,147             14,403           10,461          11,429
 6/30/2013        11,981             14,048           10,449          11,349
 7/31/2013        12,175             14,788           10,468          11,515
 8/31/2013        12,049             14,473           10,464          11,450
 9/30/2013        12,272             15,197           10,484          11,609
10/31/2013        12,428             15,792           10,504          11,739
11/30/2013        12,486             16,072           10,516          11,802
12/31/2013        12,499             16,412           10,508          11,857
 1/31/2014        12,450             15,804           10,529          11,766
 2/28/2014        12,617             16,596           10,538          11,920
 3/31/2014        12,627             16,620           10,537          11,924
 4/30/2014        12,667             16,790           10,546          11,962
 5/31/2014        12,785             17,120           10,562          12,034
 6/30/2014        12,861             17,427           10,569          12,094
 7/31/2014        12,772             17,148           10,570          12,047
 8/31/2014        12,900             17,526           10,586          12,126
 9/30/2014        12,673             17,051           10,586          12,044
10/31/2014        12,762             17,161           10,601          12,076
11/30/2014        12,821             17,505           10,615          12,149
12/31/2014        12,749             17,223           10,609          12,095
 1/31/2015        12,799             16,911           10,644          12,070
 2/28/2015        12,939             17,901           10,637          12,241
 3/31/2015        12,927             17,621           10,653          12,206
 4/30/2015        12,987             18,034           10,655          12,280
 5/31/2015        12,997             18,096           10,663          12,297
 6/30/2015        12,897             17,676           10,660          12,224
 7/31/2015        12,907             17,993           10,671          12,288
 8/31/2015        12,695             16,802           10,669          12,083
 9/30/2015        12,615             16,183           10,690          11,989
10/31/2015        12,826             17,465           10,692          12,228
11/30/2015        12,816             17,378           10,685          12,207
12/31/2015        12,685             17,073           10,684          12,153
 1/31/2016        12,584             16,051           10,727          12,008
 2/29/2016        12,604             15,932           10,743          11,998
 3/31/2016        12,922             17,013           10,752          12,210
 4/30/2016        12,973             17,282           10,759          12,264
 5/31/2016        12,983             17,379           10,760          12,282
 6/30/2016        13,062             17,184           10,803          12,284
 7/31/2016        13,225             17,910           10,803          12,414
 8/31/2016        13,236             17,925           10,799          12,413
 9/30/2016        13,274             18,020           10,815          12,444
10/31/2016        13,182             17,672           10,811          12,380
11/30/2016        13,213             17,926           10,792          12,409
12/31/2016        13,282             18,355           10,810          12,498
 1/31/2017        13,385             18,798           10,817          12,580
 2/28/2017        13,509             19,319           10,833          12,681
 3/31/2017        13,531             19,525           10,836          12,717
 4/30/2017        13,614             19,814           10,853          12,779
 5/31/2017        13,666             20,233           10,867          12,860
 6/30/2017        13,678             20,311           10,861          12,866
 7/31/2017        13,792             20,797           10,884          12,963
 8/31/2017        13,834             20,827           10,906          12,987
 9/30/2017        13,877             21,294           10,899          13,055
10/31/2017        13,981             21,696           10,910          13,126
11/30/2017        14,054             22,167           10,905          13,193
12/31/2017        14,126             22,466           10,909          13,241
 1/31/2018        14,241             23,653           10,897          13,405
 2/28/2018        14,052             22,673           10,907          13,275
 3/31/2018        14,052             22,178           10,933          13,227
 4/30/2018        14,052             22,433           10,934          13,265
 5/31/2018        14,136             22,574           10,948          13,299
 6/30/2018        14,139             22,563           10,969          13,316
 7/31/2018        14,234             23,268           10,976          13,427
 8/31/2018        14,329             23,556           10,997          13,487
 9/30/2018        14,299             23,687           11,003          13,512      Past performance is not predictive of
10/31/2018        13,992             21,948           11,026          13,285      future performance.
11/30/2018        14,066             22,197           11,063          13,357
12/31/2018        13,825             20,509           11,133          13,166      The returns shown do not reflect the
 1/31/2019        14,203             22,105           11,166          13,451      deduction of taxes that a shareholder
 2/28/2019        14,322             22,770           11,180          13,564      would pay on fund distributions or the
 3/31/2019        14,426             23,069           11,237          13,661      redemption of fund shares.
 4/30/2019        14,588             23,887           11,259          13,803
 5/31/2019        14,405             22,508           11,318          13,657      MSCI data copyright MSCI 2019, all
 6/30/2019        14,707             23,992           11,373          13,932      rights reserved.
 7/31/2019        14,750             24,110           11,384          13,959
 8/31/2019        14,717             23,617           11,455          13,954      FTSE fixed income indices (C) 2019 FTSE
 9/30/2019        14,798             24,120           11,455          14,028      Fixed Income LLC. All rights reserved.
10/31/2019        14,896             24,734           11,478          14,138
                                                                                  Data includes composite data from
                                                                                  multiple sources; see data descriptions
AVERAGE ANNUAL                                                                    for additional details. MSCI data
TOTAL RETURN           ONE YEAR        FIVE YEARS        TEN YEARS                copyright MSCI 2019, all rights reserved.
--------------         --------        ----------        ---------                FTSE fixed income indices (C) 2019 FTSE
                        6.46%            3.14%             4.07%                  Fixed Income LLC. All rights reserved.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2019

   U.S. equities had mostly positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 13.5%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks as measured by Russell indices. Value stocks underperformed growth stocks as measured by the Russell indices.

   TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2019
    -------------------------------------------------
Russell 3000(R) Index............................. 13.49%
Russell 1000(R) Index (large-cap stocks).......... 14.15%
Russell Midcap(R) Index (mid-cap stocks).......... 13.72%
Russell 2000(R) Index (small-cap stocks)..........  4.90%
Russell Microcap(R) Index (micro-cap stocks)...... -3.27%
Dow Jones U.S. Select REIT Index/SM/.............. 20.72%

   TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2019
    -------------------------------------------------
Russell 1000(R) Value Index (large-cap value
  stocks)......................................... 11.21%
Russell 1000(R) Growth Index (large-cap growth
  stocks)......................................... 17.10%
Russell 2000(R) Value Index (small-cap value
  stocks).........................................  3.22%
Russell 2000(R) Growth Index (small-cap growth
  stocks).........................................  6.40%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2019

   Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

                    12 MONTHS ENDED OCTOBER 31, 2019
                    --------------------------------
                                                   RETURN IN U.S. DOLLARS
                                                   ----------------------
MSCI World ex USA Index...........................         11.08%
MSCI World ex USA Mid Cap Index...................         10.71%
MSCI World ex USA Small Cap Index.................          8.61%
MSCI World ex USA Value Index.....................          5.95%
MSCI World ex USA Growth Index....................         16.25%

   For the 12 Months Ended October 31, 2019, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

                       12 MONTHS ENDED OCTOBER 31, 2019
                       --------------------------------

                                                                 RETURN IN
TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET    LOCAL RETURN U.S. DOLLARS
CAP                                                ------------ ------------
Japan.............................................     4.57%        9.16%
United Kingdom....................................     5.73%        7.08%
France............................................    14.29%       12.54%
Canada............................................    11.54%       11.45%
Switzerland.......................................    16.43%       18.69%
Germany...........................................     9.14%        7.46%
Australia.........................................    20.12%       16.76%
Netherlands.......................................    21.77%       20.09%
Hong Kong.........................................    15.60%       15.63%
Spain.............................................     7.47%        5.82%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2019, all rights reserved.

   Emerging markets had positive performance for the period, outperforming non-U.S. developed markets but underperforming the U.S. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices.

                       12 MONTHS ENDED OCTOBER 31, 2019
                       --------------------------------

                                                    RETURN IN
                                                   U.S. DOLLARS
                                                   ------------
MSCI Emerging Markets Index.......................    11.86%
MSCI Emerging Markets Mid Cap Index...............    11.08%
MSCI Emerging Markets Small Cap Index.............     9.69%
MSCI Emerging Markets Value Index.................     6.00%
MSCI Emerging Markets Growth Index................    17.97%

   For the 12 Months Ended October 31, 2019, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S.
dollar-denominated returns of emerging markets.

                       12 MONTHS ENDED OCTOBER 31, 2019
                       --------------------------------

                                                                 RETURN IN
                                                   LOCAL RETURN U.S. DOLLARS
TEN LARGEST EMERGING MARKETS BY MARKET CAP         ------------ ------------
China.............................................    12.94%       12.90%
Korea.............................................     7.43%        5.22%
Taiwan............................................    20.39%       22.38%
India.............................................    12.67%       17.46%
Brazil............................................    22.35%       13.21%
South Africa......................................    10.59%        8.41%
Russia............................................    31.36%       34.30%
Thailand..........................................    -4.10%        5.28%
Mexico............................................     1.02%        6.71%
Saudi Arabia......................................    -1.29%       -1.27%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2019, all rights reserved.

   For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2019, these differences generally detracted from the Portfolios' relative performance.

 FIXED INCOME MARKET REVIEW                  12 MONTHS ENDED OCTOBER 31, 2019

   Bond yields decreased in the U.S. during the 12 months ended October 31, 2019. Long-term yields decreased more than short-term yields did. As a result, long-term bonds generally outperformed short-term bonds for the period. Bond yields also generally decreased in Germany, Italy, Japan, Spain, and the U.K., resulting in outperformance of longer-term bonds in these markets as well.

   Long-term bonds generally outperformed short-term bonds in global developed fixed income markets for the 12- month period ended October 31, 2019. For example, the FTSE World Government Bond Index 1-3 Years (hedged to USD) returned 4.10%, while the FTSE World Government Bond Index 20+ Years (hedged to
USD) returned 24.96%. Within the U.S., the Bloomberg Barclays U.S. Treasury Bond Index 1-3 Years returned 4.62%, while the Bloomberg Barclays U.S. Treasury Bond Index 20+ Years returned 28.19%.

                                                   OCTOBER 31, OCTOBER 31,
                                                      2018        2019     CHANGE
                                                   ----------- ----------- ------
One-Month Treasury Bill (yield)...................    2.20%       1.59%    -0.61%
Ten-Year U.S. Treasury Notes (yield)..............    3.15%       1.69%    -1.46%

Source: Bloomberg

   Many of Dimensional's fixed income strategies use a variable maturity approach that identifies a maturity range with higher expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer higher expected returns. When the yield curve is upwardly sloped, portfolio maturities may be lengthened to seek the higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields. During the period under review, the short-term Portfolios employing a variable maturity approach generally reduced their durations, reflecting the relatively flat to inverted short-term segments of eligible yield curves. The intermediate-term Portfolios employing a variable maturity approach generally continued to maintain a duration near the longer end of their eligible range, reflecting the upward slope of the term structure from the intermediate to longer end of eligible yield curves.

   Some of Dimensional's fixed income strategies use a variable credit approach that varies exposure to lower-quality securities. When credit spreads are narrow, higher-quality securities are emphasized. When credit spreads are wide, additional credit exposure may be taken in order to position a Portfolio to seek higher expected returns by capturing high expected credit premiums. Credit spreads remained narrow during the 12 months ended October 31, 2019. Many of the portfolios employing a variable credit approach held less than their maximum allowable weight in credit.

GLOBAL EQUITY PORTFOLIO

   The Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of mutual funds managed by Dimensional that invest in domestic and international equity securities, including emerging markets securities. As of the date of this report, the Portfolio's investments in the domestic equity funds included the U.S. Core Equity 1 Portfolio, the U.S. Core Equity 2 Portfolio, and the DFA Real Estate Securities Portfolio; and the Portfolio's investments in the international equity funds included the International Core Equity Portfolio and the Emerging Markets Core Equity Portfolio (collectively, the "Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Underlying Funds collectively held approximately 13,200 securities in 44 eligible developed and emerging markets.

   For the 12 months ended October 31, 2019, total returns were 10.03% for the Portfolio's Institutional Class shares, 9.73% for the Portfolio's Class R2 shares, and 12.69% for the MSCI World Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than by the behavior of a limited group of stocks. With small-caps underperforming large-caps globally for the period, the Underlying Funds' inclusion of and emphasis on small-cap stocks detracted from performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks). The Underlying Funds' greater emphasis on low relative price (value) stocks also had a negative impact on relative performance, as value stocks underperformed high relative price (growth) stocks globally.

GLOBAL ALLOCATION 60/40 PORTFOLIO

   The Global Allocation 60/40 Portfolio seeks capital appreciation and current income by investing in a combination of mutual funds managed by Dimensional that invest in domestic and international equity securities, including emerging markets securities, and fixed income securities. As of the date of this report, the Portfolio's investments in domestic equity funds included the U.S. Core Equity 1 Portfolio, the U.S. Core Equity 2 Portfolio, and the DFA Real Estate Securities Portfolio; the Portfolio's investments in international equity funds included the International Core Equity Portfolio and the Emerging Markets Core Equity Portfolio (collectively, the "Equity Underlying Funds"); and the Portfolio's investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio, the DFA Five-Year Global Fixed Income Portfolio, the Global Core Plus Fixed Income Portfolio, the DFA Inflation-Protected Securities Portfolio, the DFA Selectively Hedged Global Fixed Income Portfolio, the DFA Intermediate-Term Extended Quality Portfolio, and the DFA World ex U.S. Government Fixed Income Portfolio (the "Fixed Income Underlying Funds," and, collectively with the Equity Underlying Funds, the "Equity and Fixed Income Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Equity Underlying Funds collectively held approximately 13,200 securities in 44 eligible developed and emerging markets and the Fixed Income Underlying Funds collectively held approximately 1,800 fixed income securities in 21 countries, excluding supranationals.

   For the 12 months ended October 31, 2019, total returns were 9.01% for the Portfolio's Institutional Class shares, 8.85% for the Portfolio's Class R2 shares, and 9.49% for the Portfolio's composite benchmark, a hypothetical composite index composed of 60% MSCI World Index (net dividends), the Portfolio's equity benchmark, and 40% FTSE World Government Bond Index 1-3 Years (hedged to USD), the Portfolio's fixed income benchmark. As a result of the Equity and Fixed Income Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity and fixed income markets rather than by the behavior of a limited group of securities. The Portfolio's equity component underperformed the equity component of the composite benchmark and detracted from the Portfolio's performance relative to the composite benchmark. The Portfolio's fixed income component outperformed the fixed income component of the composite benchmark and contributed positively to the Portfolio's performance relative to the composite benchmark.

   With small-caps underperforming large-caps globally for the period, the Equity Underlying Funds' inclusion of and emphasis on small-cap stocks detracted from performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks). The Equity Underlying Funds' greater emphasis on low relative price (value) stocks also had a negative impact on relative performance, as value stocks underperformed high relative price (growth) stocks globally.

   During the period ended October 31, 2019, interest rates generally decreased and realized term premiums were generally positive. Credit spreads were little changed during the period and realized credit premiums were also generally positive. The Fixed Income Underlying Funds' exposure to longer-term and credit securities contributed positively to performance relative to the fixed income benchmark.

GLOBAL ALLOCATION 25/75 PORTFOLIO

   The Global Allocation 25/75 Portfolio seeks total return consistent with current income and preservation of capital with some capital appreciation by investing in a combination of mutual funds managed by Dimensional that invest in domestic and international equity securities, including emerging markets securities, and fixed income securities. The Portfolio allocates the majority of its assets to fixed income funds, but also invests a portion of its assets in domestic and international equity funds. As of the date of this report, the Portfolio's investments in domestic equity funds included the U.S. Core Equity 1 Portfolio, the U.S. Core Equity 2 Portfolio, and the DFA Real Estate Securities Portfolio; the Portfolio's investments in international equity funds included the International Core Equity Portfolio and the Emerging Markets Core Equity Portfolio (collectively, the "Equity Underlying Funds"); and the Portfolio's investments in fixed income funds included the DFA Two-Year Global Fixed Income Portfolio, the DFA Inflation-Protected Securities Portfolio, the DFA Short-Term Extended Quality Portfolio, and the DFA World ex U.S. Government Fixed Income Portfolio (the "Fixed Income Underlying Funds," and, collectively with the Equity Underlying Funds, the "Equity and Fixed Income Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Equity Underlying Funds collectively held approximately 13,200 securities in 44 eligible developed and emerging markets and the Fixed Income Underlying Funds collectively held approximately 800 fixed income securities in 21 countries, excluding supranationals.

   For the 12 months ended October 31, 2019, total returns were 6.73% for the Portfolio's Institutional Class shares, 6.46% for the Portfolio's Class R2 shares, and 6.42% for the Portfolio's composite benchmark, hypothetical composite index composed of 25% MSCI World Index (net dividends), the Portfolio's equity benchmark, and 75% FTSE World Government Bond Index, 1-3 Years (hedged to USD), the Portfolio's fixed income benchmark. As a result of the Equity and Fixed Income Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity and fixed income markets rather than by the behavior of a limited group of securities. The Portfolio's equity component underperformed the equity component of the composite benchmark and detracted from the Portfolio's performance relative to the composite benchmark. The Portfolio's fixed income component outperformed the fixed income component of the composite benchmark and contributed positively to the Portfolio's performance relative to the composite benchmark.

   With small-caps underperforming large-caps globally for the period, the Equity Underlying Funds' inclusion of and emphasis on small-cap stocks detracted from performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks). The Equity Underlying Funds' greater emphasis on low relative price (value) stocks also had a negative impact on relative performance, as value stocks underperformed high relative price (growth) stocks globally.

   During the period ended October 31, 2019, interest rates generally decreased and realized term premiums were generally positive. Credit spreads were little changed during the period and realized credit premiums were also generally positive. The Fixed Income Underlying Funds' exposure to longer-term and credit securities contributed positively to performance relative to the fixed income benchmark.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2019

EXPENSE TABLES

                                     BEGINNING  ENDING               EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                       VALUE    VALUE     EXPENSE     DURING
                                     05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                     --------- --------- ---------- ----------
 GLOBAL EQUITY PORTFOLIO (2)
 Actual Fund Return
    Class R2 Shares................. $1,000.00 $1,018.20    0.57%     $2.90
    Institutional Class Shares...... $1,000.00 $1,019.60    0.32%     $1.63
 Hypothetical 5% Annual Return
    Class R2 Shares................. $1,000.00 $1,022.33    0.57%     $2.91
    Institutional Class Shares...... $1,000.00 $1,023.59    0.32%     $1.63

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                       BEGINNING  ENDING               EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                         VALUE    VALUE     EXPENSE     DURING
                                       05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                       --------- --------- ---------- ----------
GLOBAL ALLOCATION 60/40 PORTFOLIO (2)
-------------------------------------
Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,023.30    0.55%     $2.80
   Institutional Class Shares......... $1,000.00 $1,024.20    0.30%     $1.53
Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,022.43    0.55%     $2.80
   Institutional Class Shares......... $1,000.00 $1,023.69    0.30%     $1.53
GLOBAL ALLOCATION 25/75 PORTFOLIO (2)
-------------------------------------
Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,021.10    0.53%     $2.70
   Institutional Class Shares......... $1,000.00 $1,021.70    0.28%     $1.43
Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,022.53    0.53%     $2.70
   Institutional Class Shares......... $1,000.00 $1,023.79    0.28%     $1.43

--------
(1) Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.
(2) The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds' portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on September 27, 2019. They are available upon request, without charge, by calling collect:
(512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

                                                   AFFILIATED INVESTMENT COMPANIES
                                                   -------------------------------
Global Equity Portfolio...........................              100.0%
Global Allocation 60/40 Portfolio.................              100.0%
Global Allocation 25/75 Portfolio.................              100.0%

                            GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                     SHARES        VALUE+
                                                   ----------- --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA
  Investment Dimensions Group Inc................. 171,115,974 $3,877,487,973
Investment in International Core Equity Portfolio
  of DFA Investment Dimensions Group Inc.......... 121,772,309  1,606,176,761
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc.................  52,373,451  1,294,147,970
Investment in Emerging Markets Core Equity
  Portfolio of DFA Investment Dimensions Group Inc  26,078,030    536,946,634
Investment in DFA Real Estate Securities
  Portfolio of DFA Investment Dimensions Group Inc   5,183,856    217,203,571
                                                               --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
  COMPANIES (Cost $5,005,362,968).................             $7,531,962,909
                                                               --------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional U.S. Government Money
  Market Fund, 1.752% (Cost $1,912,249)...........   1,912,249      1,912,249
                                                               --------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $5,007,275,217).................................             $7,533,875,158
                                                               ==============

Summary of the Global Fund's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------
                                       LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                    -------------- ------- ------- --------------
Affiliated Investment Companies.... $7,531,962,909   --      --    $7,531,962,909
Temporary Cash Investments.........      1,912,249   --      --         1,912,249
                                    --------------   --      --    --------------
TOTAL.............................. $7,533,875,158   --      --    $7,533,875,158
                                    ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                       GLOBAL ALLOCATION 60/40 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                       SHARES       VALUE+
                                                     ---------- --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA
  Investment Dimensions Group Inc................... 58,214,554 $1,319,141,802
Investment in DFA Selectively Hedged Global Fixed
  Income Portfolio of DFA Investment Dimensions
  Group Inc......................................... 64,171,079    628,234,867
Investment in International Core Equity Portfolio
  of DFA Investment Dimensions Group Inc............ 41,733,154    550,460,304
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc................... 17,929,867    443,047,022
Investment in DFA Short-Term Extended Quality
  Portfolio of DFA Investment Dimensions Group
  Inc............................................... 38,360,058    420,042,634
Investment in DFA Five-Year Global Fixed Income
  Portfolio of DFA Investment Dimensions Group
  Inc............................................... 19,376,426    212,365,630
Investment in DFA Global Core Plus Fixed Income
  Portfolio of DFA Investment Dimensions Group
  Inc............................................... 18,738,283    196,751,966
Investment in Emerging Markets Core Equity
  Portfolio of DFA Investment Dimensions
  Group Inc.........................................  8,965,848    184,606,804
Investment in DFA Inflation-Protected Securities
  Portfolio of DFA Investment Dimensions Group
  Inc...............................................  9,029,750    108,627,895
Investment in DFA World ex U.S. Government Fixed
  Income Portfolio of DFA Investment Dimensions
  Group Inc.........................................  9,963,594    108,104,988
Investment in DFA Real Estate Securities
  Portfolio of DFA Investment Dimensions Group
  Inc...............................................  1,773,464     74,308,142
                                                                --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
   (Cost $3,271,328,877)............................            $4,245,692,054
                                                                ==============

Summary of the Global Fund's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------
                                       LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                    -------------- ------- ------- --------------
Affiliated Investment Companies.... $4,245,692,054   --      --    $4,245,692,054
                                    --------------   --      --    --------------
TOTAL.............................. $4,245,692,054   --      --    $4,245,692,054
                                    ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                       GLOBAL ALLOCATION 25/75 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                                                  SHARES      VALUE+
                                                                                                ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group
  Inc.......................................................................................... 26,788,017 $268,683,817
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group
  Inc.......................................................................................... 24,535,249  268,660,981
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc..............  5,093,469  115,418,008
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group
  Inc..........................................................................................  8,178,631   98,388,934
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.......  3,634,816   47,943,219
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc..............  1,561,143   38,575,838
Investment in DFA World ex U.S. Government Fixed Income Portfolio of DFA Investment Dimensions
  Group Inc....................................................................................  3,276,814   35,553,428
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc....    785,536   16,174,191
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc......    155,748    6,525,845
                                                                                                           ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $778,763,778)..........................................................................            $895,924,261
                                                                                                           ------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional U.S. Government Money Market Fund, 1.752%
  (Cost $150,065)..............................................................................    150,065      150,065
                                                                                                           ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $778,913,843)..........................................................................            $896,074,326
                                                                                                           ============

Summary of the Global Fund's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   -----------------------------------------
                                                     LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                                   ------------ ------- ------- ------------
Affiliated Investment Companies................... $895,924,261   --      --    $895,924,261
Temporary Cash Investments........................      150,065   --      --         150,065
                                                   ------------   --      --    ------------
TOTAL............................................. $896,074,326   --      --    $896,074,326
                                                   ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                   GLOBAL          GLOBAL
                                                                                 GLOBAL EQUITY   ALLOCATION      ALLOCATION
                                                                                   PORTFOLIO   60/40 PORTFOLIO 25/75 PORTFOLIO
                                                                                 ------------- --------------- ---------------
ASSETS:
Investments in Affiliated Investment Companies at Value......................... $  7,531,963   $  4,245,692    $    895,924
Temporary Cash Investments at Value & Cost......................................        1,912             --             150
Receivables:
   Affiliated Investment Companies Sold.........................................           --          6,646              --
   Dividends and Interest.......................................................            1              1              --
   Fund Shares Sold.............................................................        3,975          2,315             677
Prepaid Expenses and Other Assets...............................................           48             31              12
                                                                                 ------------   ------------    ------------
       Total Assets.............................................................    7,537,899      4,254,685         896,763
                                                                                 ------------   ------------    ------------
LIABILITIES:
Payables:
   Affiliated Investment Companies Purchased....................................        1,856             --             150
   Fund Shares Redeemed.........................................................        5,197          2,901             335
   Due to Advisor...............................................................          335            223              41
   Line of Credit...............................................................           --          5,802              --
Accrued Expenses and Other Liabilities..........................................          405            217              58
                                                                                 ------------   ------------    ------------
       Total Liabilities........................................................        7,793          9,143             584
                                                                                 ------------   ------------    ------------
NET ASSETS...................................................................... $  7,530,106   $  4,245,542    $    896,179
                                                                                 ============   ============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $26,463; $3,166 and $742 and shares
  outstanding of 1,115,936, 169,902 and 54,153, respectively.................... $      23.71   $      18.64    $      13.70
                                                                                 ============   ============    ============
NUMBER OF SHARES AUTHORIZED.....................................................  500,000,000    300,000,000     300,000,000
                                                                                 ============   ============    ============
Institutional Class Shares -- based on net assets of $7,503,643; $4,242,376 and
  $895,437 and shares outstanding of 318,327,448, 229,163,855 and 65,153,626,
  respectively.................................................................. $      23.57   $      18.51    $      13.74
                                                                                 ============   ============    ============
NUMBER OF SHARES AUTHORIZED.....................................................  700,000,000    500,000,000     300,000,000
                                                                                 ============   ============    ============
Investments in Affiliated Investment Companies at Cost.......................... $  5,005,363   $  3,271,329    $    778,764
                                                                                 ============   ============    ============
NET ASSETS CONSIST OF:
Paid-In Capital................................................................. $  5,135,532   $  3,277,910    $    783,508
Total Distributable Earnings (Loss).............................................    2,394,574        967,632         112,671
                                                                                 ------------   ------------    ------------
NET ASSETS...................................................................... $  7,530,106   $  4,245,542    $    896,179
                                                                                 ============   ============    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019
                            (AMOUNTS IN THOUSANDS)

                                                                                                      GLOBAL          GLOBAL
                                                                                    GLOBAL EQUITY   ALLOCATION      ALLOCATION
                                                                                      PORTFOLIO   60/40 PORTFOLIO 25/75 PORTFOLIO
                                                                                    ------------- --------------- ---------------
INVESTMENT INCOME
Net Investment Income Allocated from Affiliated Investment Companies Income
  Distributions....................................................................   $147,981       $103,930         $22,057
                                                                                      --------       --------         -------
          Total Net Investment Income Allocated from Affiliated Investment
            Companies..............................................................    147,981        103,930          22,057
                                                                                      --------       --------         -------
FUND EXPENSES
   Investment Management Fees......................................................     21,073         10,402           1,752
   Accounting & Transfer Agent Fees................................................        996            565             154
   Custodian Fees..................................................................          2              3               2
   Shareholder Servicing Fees
     Class R2 Shares...............................................................         64              9               2
   Filing Fees.....................................................................        204            135              63
   Shareholders' Reports...........................................................        210            113              28
   Directors'/Trustees' Fees & Expenses............................................         41             25               5
   Professional Fees...............................................................         73             45               9
   Other...........................................................................         44             46              12
                                                                                      --------       --------         -------
          Total Fund Expenses......................................................     22,707         11,343           2,027
                                                                                      --------       --------         -------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered
     by Advisor (Note C)...........................................................
     Class R2 Shares...............................................................        (67)            (7)             (1)
     Institutional Class Shares....................................................    (18,168)        (8,443)         (1,358)
                                                                                      --------       --------         -------
   Net Expenses....................................................................      4,472          2,893             668
                                                                                      --------       --------         -------
   NET INVESTMENT INCOME (LOSS)....................................................    143,509        101,037          21,389
                                                                                      --------       --------         -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Affiliated Investment Companies........     43,816         16,128           1,540
   Net Realized Gain (Loss) on:
       Affiliated Investment Companies Shares Sold.................................    (25,704)        10,387           2,386
       Futures.....................................................................         --            859              --
   Change in Unrealized Appreciation (Depreciation) of:
       Affiliated Investment Companies Shares......................................    523,723        239,509          32,290
                                                                                      --------       --------         -------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................................    541,835        266,883          36,216
                                                                                      --------       --------         -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................   $685,344       $367,920         $57,605
                                                                                      ========       ========         =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                     GLOBAL ALLOCATION 60/40
                                                            GLOBAL EQUITY PORTFOLIO         PORTFOLIO
                                                           ------------------------  -----------------------
                                                              YEAR         YEAR         YEAR         YEAR
                                                              ENDED        ENDED        ENDED        ENDED
                                                             OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                              2019         2018         2019         2018
                                                           -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........................... $ 143,509 $      122,639  $   101,037  $   73,214
   Capital Gain Distributions Received from
       Affiliated Investment Companies....................      43,816       36,754       16,128      14,379
   Net Realized Gain (Loss) on:
       Investment Securities Sold**.......................          --            1           --          --
       Affiliated Investment Companies Shares Sold........     (25,704)       1,009       10,387      (1,730)
       Futures............................................          --           53          859          --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Affiliated Investment Companies Shares.............     523,723     (192,562)     239,509     (89,878)
       Futures............................................          --           (7)          --          --
                                                           -----------  -----------  -----------  ----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations.....................     685,344      (32,113)     367,920      (4,015)
                                                           -----------  -----------  -----------  ----------
Distributions:
       Class R2 Shares....................................        (604)        (562)         (76)       (128)
       Institutional Class Shares.........................    (182,149)    (141,845)    (117,163)    (82,506)
                                                           -----------  -----------  -----------  ----------
          Total Distributions.............................    (182,753)    (142,407)    (117,239)    (82,634)
                                                           -----------  -----------  -----------  ----------
Capital Share Transactions:
   Shares Issued..........................................   1,750,264    1,575,632    1,081,298   1,114,804
   Shares Issued in Lieu of Cash Distributions............     181,214      141,114      115,009      81,286
   Shares Redeemed........................................  (1,605,300)  (1,261,621)  (1,251,196)   (905,941)
                                                           -----------  -----------  -----------  ----------
          Net Increase (Decrease) from Capital
            Share Transactions............................     326,178      455,125      (54,889)    290,149
                                                           -----------  -----------  -----------  ----------
          Total Increase (Decrease) in Net Assets.........     828,769      280,605      195,792     203,500
NET ASSETS
   Beginning of Year......................................   6,701,337    6,420,732    4,049,750   3,846,250
                                                           -----------  -----------  -----------  ----------
   End of Year............................................ $ 7,530,106  $ 6,701,337  $ 4,245,542  $4,049,750
                                                           ===========  ===========  ===========  ==========

                                                           GLOBAL ALLOCATION 25/75
                                                                 PORTFOLIO
                                                           ----------------------
                                                             YEAR        YEAR
                                                             ENDED       ENDED
                                                            OCT 31,     OCT 31,
                                                             2019        2018
                                                           ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........................... $  21,389   $  14,256
   Capital Gain Distributions Received from
       Affiliated Investment Companies....................     1,540       1,377
   Net Realized Gain (Loss) on:
       Investment Securities Sold**.......................        --          --
       Affiliated Investment Companies Shares Sold........     2,386       1,602
       Futures............................................        --          --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Affiliated Investment Companies Shares.............    32,290     (15,141)
       Futures............................................        --          --
                                                           ---------   ---------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations.....................    57,605       2,094
                                                           ---------   ---------
Distributions:
       Class R2 Shares....................................       (23)        (16)
       Institutional Class Shares.........................   (25,191)    (16,226)
                                                           ---------   ---------
          Total Distributions.............................   (25,214)    (16,242)
                                                           ---------   ---------
Capital Share Transactions:
   Shares Issued..........................................   280,660     249,574
   Shares Issued in Lieu of Cash Distributions............    25,123      16,176
   Shares Redeemed........................................  (308,250)   (227,795)
                                                           ---------   ---------
          Net Increase (Decrease) from Capital
            Share Transactions............................    (2,467)     37,955
                                                           ---------   ---------
          Total Increase (Decrease) in Net Assets.........    29,924      23,807
NET ASSETS
   Beginning of Year......................................   866,255     842,448
                                                           ---------   ---------
   End of Year............................................ $ 896,179   $ 866,255
                                                           =========   =========

--------
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                      GLOBAL EQUITY PORTFOLIO-CLASS R2 SHARES
                                                   --------------------------------------------
                                                    YEAR      YEAR     YEAR     YEAR      YEAR
                                                    ENDED     ENDED    ENDED    ENDED     ENDED
                                                   OCT 31,   OCT 31,  OCT 31,  OCT 31,   OCT 31,
                                                    2019      2018     2017     2016      2015
                                                   -------  -------   -------  -------  -------
Net Asset Value, Beginning of Year................ $ 22.14  $ 22.66   $ 18.58  $ 18.32  $ 18.66
                                                   -------  -------   -------  -------  -------
Income from Investment Operations(A)
------------------------------------
   Net Investment Income (Loss)...................    0.40     0.35      0.34     0.34     0.31
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................    1.70    (0.44)     4.08     0.26    (0.34)
                                                   -------  -------   -------  -------  -------
       Total from Investment Operations...........    2.10    (0.09)     4.42     0.60    (0.03)
                                                   -------  -------   -------  -------  -------
Less Distributions:
-------------------
   Net Investment Income..........................   (0.40)   (0.36)    (0.34)   (0.34)   (0.31)
   Net Realized Gains.............................   (0.13)   (0.07)       --       --       --
                                                   -------  -------   -------  -------  -------
       Total Distributions........................   (0.53)   (0.43)    (0.34)   (0.34)   (0.31)
                                                   -------  -------   -------  -------  -------
Net Asset Value, End of Year...................... $ 23.71  $ 22.14   $ 22.66  $ 18.58  $ 18.32
                                                   =======  =======   =======  =======  =======
Total Return......................................    9.73%   (0.47%)   23.98%    3.37%   (0.16%)
                                                   -------  -------   -------  -------  -------
Net Assets, End of Year (thousands)............... $26,463  $27,415   $30,644  $19,844  $50,269
Ratio of Expenses to Average Net Assets *(B)......    0.57%    0.55%     0.55%    0.55%    0.57%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor) *(B)......................    0.83%    0.82%     0.82%    0.83%    0.86%
Ratio of Net Investment Income to Average Net
  Assets..........................................    1.79%    1.49%     1.62%    1.89%    1.67%
                                                   -------  -------   -------  -------  -------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a
  result of Portfolio's investment in Underlying
  Funds as follows:...............................    0.26%    0.25%     0.26%    0.27%    0.29%
                                                   -------  -------   -------  -------  -------

                                                    GLOBAL ALLOCATION 60/40 PORTFOLIO-CLASS
                                                                   R2 SHARES
                                                   ---------------------------------------
                                                    YEAR    YEAR     YEAR    YEAR    YEAR
                                                    ENDED   ENDED    ENDED   ENDED   ENDED
                                                   OCT 31, OCT 31,  OCT 31, OCT 31, OCT 31,
                                                    2019    2018     2017    2016    2015
                                                   ------- -------  ------- ------- -------
Net Asset Value, Beginning of Year................ $17.58  $17.94   $15.99  $15.70  $16.01
                                                   ------  ------   ------  ------  ------
Income from Investment Operations(A)
------------------------------------
   Net Investment Income (Loss)...................   0.34    0.28     0.26    0.26    0.26
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................   1.18   (0.31)    1.99    0.33   (0.31)
                                                   ------  ------   ------  ------  ------
       Total from Investment Operations...........   1.52   (0.03)    2.25    0.59   (0.05)
                                                   ------  ------   ------  ------  ------
Less Distributions:
-------------------
   Net Investment Income..........................  (0.39)  (0.28)   (0.28)  (0.30)  (0.26)
   Net Realized Gains.............................  (0.07)  (0.05)   (0.02)     --      --
                                                   ------  ------   ------  ------  ------
       Total Distributions........................  (0.46)  (0.33)   (0.30)  (0.30)  (0.26)
                                                   ------  ------   ------  ------  ------
Net Asset Value, End of Year...................... $18.64  $17.58   $17.94  $15.99  $15.70
                                                   ======  ======   ======  ======  ======
Total Return......................................   8.85%  (0.22%)  14.21%   3.86%  (0.27%)
                                                   ------  ------   ------  ------  ------
Net Assets, End of Year (thousands)............... $3,166  $6,774   $6,902  $5,793  $5,455
Ratio of Expenses to Average Net Assets *(B)......   0.55%   0.53%    0.53%   0.53%   0.54%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor) *(B)......................   0.75%   0.74%    0.74%   0.75%   0.77%
Ratio of Net Investment Income to Average Net
  Assets..........................................   1.93%   1.55%    1.56%   1.67%   1.61%
                                                   ------  ------   ------  ------  ------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a
  result of Portfolio's investment in Underlying
  Funds as follows:...............................   0.23%   0.23%    0.24%   0.25%   0.25%
                                                   ------  ------   ------  ------  ------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           GLOBAL ALLOCATION 25/75
                                                          PORTFOLIO-CLASS R2 SHARES
                                                   --------------------------------------
                                                    YEAR    YEAR    YEAR    YEAR    YEAR
                                                    ENDED   ENDED   ENDED   ENDED   ENDED
                                                   OCT 31, OCT 31, OCT 31, OCT 31, OCT 31,
                                                    2019    2018    2017    2016    2015
                                                   ------- ------- ------- ------- -------
Net Asset Value, Beginning of Year................ $13.22  $13.44  $12.89  $12.74  $12.93
                                                   ------  ------  ------  ------  ------
Income from Investment Operations(A)
------------------------------------
   Net Investment Income (Loss)...................   0.29    0.19    0.16    0.16    0.14
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................   0.55   (0.18)   0.61    0.19   (0.08)
                                                   ------  ------  ------  ------  ------
       Total from Investment Operations...........   0.84    0.01    0.77    0.35    0.06
                                                   ------  ------  ------  ------  ------
Less Distributions:
-------------------
   Net Investment Income..........................  (0.30)  (0.19)  (0.18)  (0.20)  (0.23)
   Net Realized Gains.............................  (0.06)  (0.04)  (0.04)     --   (0.02)
                                                   ------  ------  ------  ------  ------
       Total Distributions........................  (0.36)  (0.23)  (0.22)  (0.20)  (0.25)
                                                   ------  ------  ------  ------  ------
Net Asset Value, End of Year...................... $13.70  $13.22  $13.44  $12.89  $12.74
                                                   ======  ======  ======  ======  ======
Total Return......................................   6.46%   0.08%   6.06%   2.78%   0.50%
                                                   ------  ------  ------  ------  ------
Net Assets, End of Year (thousands)............... $  742  $  983  $  902  $  848  $  428
Ratio of Expenses to Average Net Assets *(B)......   0.53%   0.51%   0.51%   0.50%   0.51%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor) *(B)......................   0.69%   0.67%   0.67%   0.67%   0.68%
Ratio of Net Investment Income to Average Net
  Assets..........................................   2.15%   1.40%   1.26%   1.22%   1.12%
                                                   ------  ------  ------  ------  ------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a
  result of Portfolio's investment in Underlying
  Funds as follows:...............................   0.21%   0.20%   0.20%   0.21%   0.21%
                                                   ------  ------  ------  ------  ------
See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        GLOBAL EQUITY PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                   -----------------------------------------------------------
                                                      YEAR        YEAR         YEAR        YEAR        YEAR
                                                      ENDED       ENDED        ENDED       ENDED       ENDED
                                                     OCT 31,     OCT 31,      OCT 31,     OCT 31,     OCT 31,
                                                      2019        2018         2017        2016        2015
                                                   ----------  ----------   ----------  ----------  ----------
Net Asset Value, Beginning of Year................ $    22.01  $    22.53   $    18.46  $    18.17  $    18.51
                                                   ----------  ----------   ----------  ----------  ----------
Income (loss) from Investment Operations(A)
-------------------------------------------
   Net Investment Income (Loss)...................       0.46        0.42         0.38        0.36        0.35
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................       1.69       (0.46)        4.07        0.29       (0.34)
                                                   ----------  ----------   ----------  ----------  ----------
       Total from Investment Operations...........       2.15       (0.04)        4.45        0.65        0.01
                                                   ----------  ----------   ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income..........................      (0.46)      (0.41)       (0.38)      (0.36)      (0.35)
   Net Realized Gains.............................      (0.13)      (0.07)          --          --          --
                                                   ----------  ----------   ----------  ----------  ----------
       Total Distributions........................      (0.59)      (0.48)       (0.38)      (0.36)      (0.35)
                                                   ----------  ----------   ----------  ----------  ----------
Net Asset Value, End of Year...................... $    23.57  $    22.01   $    22.53  $    18.46  $    18.17
                                                   ==========  ==========   ==========  ==========  ==========
Total Return......................................      10.03%      (0.24%)      24.33%       3.65%       0.07%
                                                   ----------  ----------   ----------  ----------  ----------
Net Assets, End of Year (thousands)............... $7,503,643  $6,673,922   $6,390,088  $4,781,441  $4,331,809
Ratio of Expenses to Average Net Assets *(B)......       0.32%       0.30%        0.30%       0.30%       0.31%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor) *(B)......................       0.58%       0.57%        0.57%       0.58%       0.60%
Ratio of Net Investment Income to Average Net
  Assets..........................................       2.04%       1.78%        1.85%       1.99%       1.90%
                                                   ----------  ----------   ----------  ----------  ----------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a
  result of Portfolio's investment in Underlying
  Funds as follows:...............................       0.26%       0.25%        0.26%       0.27%       0.29%
                                                   ----------  ----------   ----------  ----------  ----------

                                                   GLOBAL ALLOCATION 60/40 PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                   ----------------------------------------------------------
                                                      YEAR         YEAR        YEAR        YEAR        YEAR
                                                      ENDED        ENDED       ENDED       ENDED       ENDED
                                                     OCT 31,      OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                      2019         2018        2017        2016        2015
                                                   ----------   ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Year................ $    17.49   $    17.84  $    15.89  $    15.57  $    15.88
                                                   ----------   ----------  ----------  ----------  ----------
Income (loss) from Investment Operations(A)
-------------------------------------------
   Net Investment Income (Loss)...................       0.43         0.32        0.30        0.30        0.31
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................       1.10        (0.30)       1.98        0.33       (0.31)
                                                   ----------   ----------  ----------  ----------  ----------
       Total from Investment Operations...........       1.53         0.02        2.28        0.63          --
                                                   ----------   ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income..........................      (0.44)       (0.32)      (0.31)      (0.31)      (0.31)
   Net Realized Gains.............................      (0.07)       (0.05)      (0.02)         --          --
                                                   ----------   ----------  ----------  ----------  ----------
       Total Distributions........................      (0.51)       (0.37)      (0.33)      (0.31)      (0.31)
                                                   ----------   ----------  ----------  ----------  ----------
Net Asset Value, End of Year...................... $    18.51   $    17.49  $    17.84  $    15.89  $    15.57
                                                   ==========   ==========  ==========  ==========  ==========
Total Return......................................       9.01%        0.06%      14.54%       4.09%         --
                                                   ----------   ----------  ----------  ----------  ----------
Net Assets, End of Year (thousands)............... $4,242,376   $4,042,976  $3,839,348  $3,093,230  $2,954,230
Ratio of Expenses to Average Net Assets *(B)......       0.30%        0.28%       0.28%       0.28%       0.29%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor) *(B)......................       0.50%        0.49%       0.49%       0.50%       0.52%
Ratio of Net Investment Income to Average Net
  Assets..........................................       2.43%        1.78%       1.80%       1.93%       1.93%
                                                   ----------   ----------  ----------  ----------  ----------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a
  result of Portfolio's investment in Underlying
  Funds as follows:...............................       0.23%        0.23%       0.24%       0.25%       0.25%
                                                   ----------   ----------  ----------  ----------  ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    GLOBAL ALLOCATION 25/75 PORTFOLIO-INSTITUTIONAL
                                                                     CLASS SHARES
                                                   ------------------------------------------------
                                                     YEAR      YEAR      YEAR      YEAR      YEAR
                                                     ENDED     ENDED     ENDED     ENDED     ENDED
                                                    OCT 31,   OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                                     2019      2018      2017      2016      2015
                                                   --------  --------  --------  --------  --------
Net Asset Value, Beginning of Year................ $  13.26  $  13.48  $  12.92  $  12.72  $  12.89
                                                   --------  --------  --------  --------  --------
Income (loss) from Investment Operations(A)
-------------------------------------------
   Net Investment Income (Loss)...................     0.33      0.22      0.20      0.19      0.20
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................     0.54     (0.19)     0.60      0.19     (0.10)
                                                   --------  --------  --------  --------  --------
       Total from Investment Operations...........     0.87      0.03      0.80      0.38      0.10
                                                   --------  --------  --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income..........................    (0.33)    (0.21)    (0.20)    (0.18)    (0.25)
   Net Realized Gains.............................    (0.06)    (0.04)    (0.04)       --     (0.02)
                                                   --------  --------  --------  --------  --------
       Total Distributions........................    (0.39)    (0.25)    (0.24)    (0.18)    (0.27)
                                                   --------  --------  --------  --------  --------
Net Asset Value, End of Year...................... $  13.74  $  13.26  $  13.48  $  12.92  $  12.72
                                                   ========  ========  ========  ========  ========
Total Return......................................     6.73%     0.24%     6.34%     3.04%     0.79%
                                                   --------  --------  --------  --------  --------
Net Assets, End of Year (thousands)............... $895,437  $865,272  $841,546  $726,458  $712,072
Ratio of Expenses to Average Net Assets *(B)......     0.28%     0.26%     0.26%     0.25%     0.26%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor) *(B)......................     0.44%     0.42%     0.42%     0.42%     0.43%
Ratio of Net Investment Income to Average Net
  Assets..........................................     2.44%     1.65%     1.49%     1.53%     1.58%
                                                   --------  --------  --------  --------  --------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a
  result of Portfolio's investment in Underlying
  Funds as follows:...............................     0.21%     0.20%     0.20%     0.21%     0.21%
                                                   --------  --------  --------  --------  --------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twelve portfolios, three of which, the Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio (each a "Global Fund" and collectively, the "Global Funds"), are presented in this report. The remaining operational portfolios are presented in separate reports.

   The Global Funds are investment companies and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

   The Global Funds are "Funds of Funds" that achieve their investment objectives by allocating their assets among other portfolios within DFA Investment Dimensions Group Inc. ("IDG") (collectively, the "Underlying Funds"). The Underlying Funds' shareholder reports are not included in this report. A copy of the Underlying Funds' shareholder reports is available from the EDGAR database on the SEC's website at http://www.sec.gov. As of
                                           -------------------
October 31, 2019, the Global Funds were the owners of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

                                                                                               PERCENTAGE
                                                                                                OWNERSHIP
FUNDS OF FUNDS                                          UNDERLYING FUNDS                       AT 10/31/19
--------------                     ----------------------------------------------------------- -----------
Global Equity Portfolio            U.S. Core Equity 1 Portfolio (IDG)                               5%
                                   U.S. Core Equity 2 Portfolio (IDG)                              14%
                                   DFA Real Estate Securities Portfolio (IDG)                       2%
                                   International Core Equity Portfolio (IDG)                        5%
                                   Emerging Markets Core Equity Portfolio (IDG)                     2%
Global Allocation 60/40 Portfolio  U.S. Core Equity 1 Portfolio (IDG)                               2%
                                   U.S. Core Equity 2 Portfolio (IDG)                               5%
                                   DFA Real Estate Securities Portfolio (IDG)                       1%
                                   International Core Equity Portfolio (IDG)                        2%
                                   DFA Selectively Hedged Global Fixed Income Portfolio (IDG)      51%
                                   Emerging Markets Core Equity Portfolio (IDG)                     1%
                                   DFA Five-Year Global Fixed Income Portfolio (IDG)                1%
                                   DFA Inflation-Protected Securities Portfolio (IDG)               2%
                                   DFA Short-Term Extended Quality Portfolio (IDG)                  6%
                                   DFA Intermediate-Term Extended Quality Portfolio (IDG)          --
                                   DFA World ex U.S. Government Fixed Income Portfolio (IDG)        7%
                                   DFA Global Core Plus Fixed Income Portfolio (IDG)               13%
Global Allocation 25/75 Portfolio  U.S. Core Equity 1 Portfolio (IDG)                              --
                                   U.S. Core Equity 2 Portfolio (IDG)                              --

                                                                           PERCENTAGE
                                                                            OWNERSHIP
FUNDS OF FUNDS                      UNDERLYING FUNDS                       AT 10/31/19
--------------  ---------------------------------------------------------- -----------
                DFA Real Estate Securities Portfolio (IDG)                     --
                International Core Equity Portfolio (IDG)                      --
                DFA Two-Year Global Fixed Income Portfolio (IDG)                5%
                Emerging Markets Core Equity Portfolio (IDG)                   --
                DFA Inflation-Protected Securities Portfolio (IDG)              2%
                DFA Short-Term Extended Quality Portfolio (IDG)                 4%
                DFA World ex U.S. Government Fixed Income Portfolio (IDG)       2%

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Global Funds use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities, including, though not limited to, equity securities and futures contracts. Underlying Fund shares are valued at their respective daily net asset values as reported by their administrator, as the Underlying Funds are treated as regulated investment companies and are also included as Level 1 investments.

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including a Global Fund's own assumptions in determining the fair value of investments)

   A valuation hierarchy table is included at the end of the Global Funds' Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2019, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER. Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Global Funds estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Global Fund are directly charged. Common expenses of the Fund or Global Funds are allocated using methods approved by the Board, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of its Global Fund. Income, gains and losses, and common expenses of each Global Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Global Funds. For the year ended October 31, 2019, the Global Funds' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Global Equity Portfolio........................... 0.30%
Global Allocation 60/40 Portfolio................. 0.25%
Global Allocation 25/75 Portfolio................. 0.20%

   Pursuant to an Amended and Restated Fee Waiver Agreement (the "Fee Waiver Agreement"), the Advisor has agreed to waive certain fees of the Global Funds, as described below. The Fee Waiver Agreement for the Global Funds will remain in effect through February 28, 2020 and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

   Effective July 21, 2015, pursuant to the Fee Waiver Agreement, in order to limit the total management fees received by the Advisor, the Advisor has agreed to waive the management fee each Global Fund pays to the Advisor to the extent necessary to limit the proportionate share of the total combined management fee paid by a class of each Global Fund and management fees paid by each Global Fund's Underlying Funds to the Advisor, except for fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, on an annualized basis (the "Annualized Expense Ratio"), to the Total Management Fee Limits listed below based on a percentage of average net assets of a class of a Global Fund on an annualized basis. The maximum amount waived under this waiver is the full amount of a Global Fund's management fee to the Advisor.

   At any time that the Annualized Expense Ratio of a class of a Global Fund is less than the limit listed below for such class of the Global Fund, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Annualized Expense Ratio of such class of shares of the Global Fund to exceed the limit listed below. During the year ended
October 31, 2019, the Global Funds had Total Management Fee Limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees (amounts in thousands), as listed below. The net amount of waived fees (recovered previously waived fees) during the year ended October 31, 2019 and the previously waived fees subject to future recovery as of October 31, 2019, are also reflected below (amounts in thousands). The Global Funds are not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months before the date of such reimbursement. With respect to the Fee Waiver Agreement, prior year waived fees can be recaptured only if the expense ratio following such recapture is less than the expense cap that was in place when such prior year fees were waived, and less than the current expense cap in place for a Portfolio.

                                                                               NET WAIVED FEES/
                                                                               EXPENSES ASSUMED     PREVIOUSLY
                                                                  RECOVERY        (RECOVERED       WAIVED FEES/
                                                     TOTAL     OF PREVIOUSLY   PREVIOUSLY WAIVED EXPENSES ASSUMED
                                                   MANAGEMENT   WAIVED FEES/     FEES/EXPENSES   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                         FEE LIMIT  EXPENSES ASSUMED     ASSUMED)          RECOVERY
--------------------------                         ---------- ---------------- ----------------- -----------------
Global Equity Portfolio...........................    0.27%          --             $18,168           $51,575
Global Allocation 60/40 Portfolio.................    0.25%          --               8,443            24,518
Global Allocation 25/75 Portfolio.................    0.22%          --               1,358             4,010
CLASS R2 SHARES
---------------
Global Equity Portfolio...........................    0.27%          --                  67               222
Global Allocation 60/40 Portfolio.................    0.25%          --                   7                35
Global Allocation 25/75 Portfolio.................    0.22%          --                   1                 4

   Prior to July 21, 2015, in order to limit the total administration and management fees received by the Advisor, the Advisor had agreed to waive the administration fee each Global Fund paid to the Advisor to the extent necessary to limit the proportionate share of the total combined administration fee paid by a class of each Global Fund and management fees paid by each Global Fund's Underlying Funds to the Advisor to the percentages listed above. The maximum amount waived under this waiver was the full amount of a Global Fund's administration fee to the Advisor.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2019, the total related amounts paid by the Fund to the CCO was $30 (in thousands). The total related amount paid by each of the Global Funds are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2019, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Global Equity Portfolio........................... $138
Global Allocation 60/40 Portfolio.................   85
Global Allocation 25/75 Portfolio.................   21

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2019, the Global Funds' transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

   The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

                                                                                                        CHANGE IN
                                                                                         NET REALIZED  UNREALIZED
                                                      BALANCE AT    PURCHASES  PROCEEDS  GAIN/(LOSS)  APPRECIATION/
                                                   OCTOBER 31, 2018  AT COST  FROM SALES   ON SALES   DEPRECIATION
-                                                  ---------------- --------- ---------- ------------ -------------
GLOBAL EQUITY PORTFOLIO
U.S. Core Equity 2 Portfolio                          $3,462,527    $331,594   $165,635    $ (7,828)    $256,830
International Core Equity Portfolio                    1,456,023     170,173     86,352     (11,446)      77,779
U.S. Core Equity 1 Portfolio                           1,150,431      89,845     48,794      (2,201)     104,867
Emerging Markets Core Equity Portfolio                   464,324      65,066     32,779      (4,398)      44,734
DFA Real Estate Securities Portfolio                     167,896      20,258     10,633         170       39,513
                                                      ----------    --------   --------    --------     --------
TOTAL                                                 $6,701,201    $676,936   $344,193    $(25,703)    $523,723
                                                      ==========    ========   ========    ========     ========
GLOBAL ALLOCATION 60/40 PORTFOLIO
U.S. Core Equity 2 Portfolio                          $1,231,148    $144,612   $152,484    $  3,451     $ 92,415
DFA Selectively Hedged Global Fixed Income
  Portfolio                                              619,207      60,065     64,109      (4,253)      17,325
International Core Equity Portfolio                      511,692      54,082     42,103        (980)      27,769
U.S. Core Equity 1 Portfolio                             407,785      32,239     36,166       4,327       34,862
DFA Short-Term Extended Quality Portfolio                417,967      33,251     41,753        (613)      11,191
DFA Five-Year Global Fixed Income Portfolio              212,245      16,614     17,863        (607)       1,977
DFA Global Core Plus Fixed Income Portfolio                   --     191,453         --          --        5,299
Emerging Markets Core Equity Portfolio                   165,452      11,203      6,940        (714)      15,606
DFA Inflation-Protected Securities Portfolio             105,798       2,313      6,475        (363)       7,355
DFA World ex U.S. Government Fixed Income
  Portfolio                                              107,225       7,719     11,119         (80)       4,360
DFA Real Estate Securities Portfolio                      59,251       3,310      2,322         190       13,879
DFA Intermediate-Term Extended Quality Portfolio         211,111       9,071    237,683      10,030        7,471
                                                      ----------    --------   --------    --------     --------
TOTAL                                                 $4,048,881    $565,932   $619,017    $ 10,388     $239,509
                                                      ==========    ========   ========    ========     ========


                                                      BALANCE AT      SHARES AS OF   DIVIDEND CAPITAL GAIN
                                                   OCTOBER 31, 2019 OCTOBER 31, 2019  INCOME  DISTRIBUTIONS
-                                                  ---------------- ---------------- -------- -------------
GLOBAL EQUITY PORTFOLIO
U.S. Core Equity 2 Portfolio                          $3,877,488        171,116      $ 61,521    $36,617
International Core Equity Portfolio                    1,606,177        121,772        48,007         --
U.S. Core Equity 1 Portfolio                           1,294,148         52,373        20,508      7,199
Emerging Markets Core Equity Portfolio                   536,947         26,078        13,652         --
DFA Real Estate Securities Portfolio                     217,204          5,184         4,249         --
                                                      ----------        -------      --------    -------
TOTAL                                                 $7,531,964        376,523      $147,937    $43,816
                                                      ==========        =======      ========    =======
GLOBAL ALLOCATION 60/40 PORTFOLIO
U.S. Core Equity 2 Portfolio                          $1,319,142         58,215      $ 21,672    $13,175
DFA Selectively Hedged Global Fixed Income
  Portfolio                                              628,235         64,171        19,071         --
International Core Equity Portfolio                      550,460         41,733        16,802         --
U.S. Core Equity 1 Portfolio                             443,047         17,930         7,207      2,560
DFA Short-Term Extended Quality Portfolio                420,043         38,360        10,169         --
DFA Five-Year Global Fixed Income Portfolio              212,366         19,376         8,588         --
DFA Global Core Plus Fixed Income Portfolio              196,752         18,738            --        344
Emerging Markets Core Equity Portfolio                   184,607          8,966         4,763         --
DFA Inflation-Protected Securities Portfolio             108,628          9,030         2,204         --
DFA World ex U.S. Government Fixed Income
  Portfolio                                              108,105          9,964         7,224        393
DFA Real Estate Securities Portfolio                      74,308          1,773         1,496         --
DFA Intermediate-Term Extended Quality Portfolio              --             --         4,349         --
                                                      ----------        -------      --------    -------
TOTAL                                                 $4,245,693        288,256      $103,545    $16,472
                                                      ==========        =======      ========    =======

                                                                                                        CHANGE IN
                                                                                         NET REALIZED  UNREALIZED
                                                      BALANCE AT    PURCHASES  PROCEEDS  GAIN/(LOSS)  APPRECIATION/
                                                   OCTOBER 31, 2018  AT COST  FROM SALES   ON SALES   DEPRECIATION
                                                   ---------------- --------- ---------- ------------ -------------
GLOBAL ALLOCATION 25/75 PORTFOLIO
DFA Two-Year Global Fixed Income Portfolio             $265,403     $ 34,872   $ 33,760     $ (803)      $ 2,972
DFA Short-Term Extended Quality Portfolio               265,375       32,196     35,533       (506)        7,129
U.S. Core Equity 2 Portfolio                            110,170       29,942     33,845      2,338         6,813
DFA Inflation-Protected Securities Portfolio             97,488       11,169     16,741       (273)        6,746
International Core Equity Portfolio                      44,328       11,722     10,751        498         2,146
U.S. Core Equity 1 Portfolio                             35,430        7,662      8,157      1,084         2,557
DFA World ex U.S. Government Fixed Income
  Portfolio                                              36,032        5,543      7,458         (3)        1,439
Emerging Markets Core Equity Portfolio                   14,335        2,134      1,630         39         1,296
DFA Real Estate Securities Portfolio                      5,155          581        413         12         1,191
                                                       --------     --------   --------     ------       -------
TOTAL                                                  $873,716     $135,821   $148,288     $2,386       $32,289
                                                       ========     ========   ========     ======       =======


                                                      BALANCE AT      SHARES AS OF   DIVIDEND CAPITAL GAIN
                                                   OCTOBER 31, 2019 OCTOBER 31, 2019  INCOME  DISTRIBUTIONS
                                                   ---------------- ---------------- -------- -------------
GLOBAL ALLOCATION 25/75 PORTFOLIO
DFA Two-Year Global Fixed Income Portfolio             $268,684          26,788      $ 6,617         --
DFA Short-Term Extended Quality Portfolio               268,661          24,535        6,427         --
U.S. Core Equity 2 Portfolio                            115,418           5,093        1,909     $1,181
DFA Inflation-Protected Securities Portfolio             98,389           8,179        2,004         --
International Core Equity Portfolio                      47,943           3,635        1,479         --
U.S. Core Equity 1 Portfolio                             38,576           1,561          634        227
DFA World ex U.S. Government Fixed Income
  Portfolio                                              35,553           3,277        2,431        132
Emerging Markets Core Equity Portfolio                   16,174             786          418         --
DFA Real Estate Securities Portfolio                      6,526             156          129         --
                                                       --------          ------      -------     ------
TOTAL                                                  $895,924          74,010      $22,048     $1,540
                                                       ========          ======      =======     ======

F. FEDERAL INCOME TAXES:

   Each Global Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to passive foreign investment companies, short-term distributions received from underlying RICs, return of capital, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

                                                   NET INVESTMENT
                                                     INCOME AND
                                                     SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                   CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                                   -------------- ------------- ---------- --------
Global Equity Portfolio
2018..............................................    $121,683       $20,724        --     $142,407
2019..............................................     143,524        39,228        --      182,752
Global Allocation 60/40 Portfolio
2018..............................................      72,229        10,405        --       82,634

                                                   NET INVESTMENT
                                                     INCOME AND
                                                     SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                   CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                                   -------------- ------------- ---------- --------
2019..............................................    $102,372       $14,867        --     $117,239
Global Allocation 25/75 Portfolio
2018..............................................      13,998         2,244        --       16,242
2019..............................................      21,990         3,224        --       25,214

   As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                   NET INVESTMENT
                                                     INCOME AND
                                                     SHORT-TERM     LONG-TERM
                                                   CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                   -------------- ------------- -------
Global Equity Portfolio...........................      $(28)        $(5,199)   $(5,227)
Global Allocation 60/40 Portfolio.................        --          (2,211)    (2,211)
Global Allocation 25/75 Portfolio.................        --            (279)      (279)

   As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                   UNDISTRIBUTED                                 TOTAL NET
                                                   NET INVESTMENT                              DISTRIBUTABLE
                                                     INCOME AND   UNDISTRIBUTED   UNREALIZED     EARNINGS
                                                     SHORT-TERM     LONG-TERM    APPRECIATION  (ACCUMULATED
                                                   CAPITAL GAINS  CAPITAL GAINS (DEPRECIATION)    LOSSES)
                                                   -------------- ------------- -------------- -------------
Global Equity Portfolio...........................       --          $38,553      $2,356,158    $2,394,711
Global Allocation 60/40 Portfolio.................       --           28,602         939,117       967,719
Global Allocation 25/75 Portfolio.................       --            4,588         108,103       112,691

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Global Funds after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Global Funds did not have any capital loss carryforwards available to offset future realized capital gains.

   During the year ended October 31, 2019, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

   As of October 31, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                               NET
                                                                                            UNREALIZED
                                                    FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                                    TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                   ---------- ------------ -------------- --------------
Global Equity Portfolio........................... $5,177,717  $2,356,159        --         $2,356,159
Global Allocation 60/40 Portfolio.................  3,306,575     939,117        --            939,117
Global Allocation 25/75 Portfolio.................    787,972     108,103        --            108,103

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Global Fund's tax positions and has concluded that no additional provision for income tax is required in any Global Fund's financial statements. No Global Fund is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Global Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Global Funds.

   1. FUTURES CONTRACTS: The Global Funds may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Global Funds. The Global Funds, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Global Fund deposits cash or pledges U.S. government securities to a broker, in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Global Fund as unrealized gains or losses until the contract is closed. When the contract is closed, the Global Fund records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that a Global Fund could lose more than the initial margin requirements. Entering into stock index futures subjects a Global Fund to equity price risk from those futures contracts.

   The following is a summary of the realized and change in unrealized gains and losses from the Global Funds' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2019 (amounts in thousands):

                                                   REALIZED GAIN (LOSS) ON
                                                       DERIVATIVES
                                                   ----------------------
                                                              EQUITY
                                                   TOTAL   CONTRACTS (1)
                                                   -----   -------------
Global Allocation 60/40 Portfolio................. $859        $859*

(1) Presented on Statements of Operations as Net Realized Gain (Loss) on:
    Futures.
* As of October 31, 2019, there were no futures contracts outstanding. During the year ended October 31, 2019, the Global Fund had limited activity in futures contracts.

H. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                        YEAR ENDED            YEAR ENDED
                                                     OCTOBER 31, 2019      OCTOBER 31, 2018
                                                   --------------------  --------------------
                                                      AMOUNT     SHARES     AMOUNT     SHARES
                                                   -----------  -------  -----------  -------
GLOBAL EQUITY PORTFOLIO
Class R2 Shares
   Shares Issued.................................. $     5,221      235  $     7,897      338
   Shares Issued in Lieu of Cash Distributions....         604       28          561       24
   Shares Redeemed................................      (8,554)    (385)     (11,265)    (476)
                                                   -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares         $    (2,729)    (122) $    (2,807)    (114)
                                                   ===========  =======  ===========  =======
Institutional Class Shares
   Shares Issued.................................. $ 1,745,043   78,736  $ 1,567,735   66,986
   Shares Issued in Lieu of Cash Distributions....     180,610    8,340      140,553    6,056
   Shares Redeemed................................  (1,596,746) (71,930)  (1,250,356) (53,488)
                                                   -----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional
  Class Shares.................................... $   328,907   15,146  $   457,932   19,554
                                                   ===========  =======  ===========  =======

                                                        YEAR ENDED            YEAR ENDED
                                                     OCTOBER 31, 2019      OCTOBER 31, 2018
                                                   --------------------  --------------------
                                                      AMOUNT     SHARES     AMOUNT     SHARES
                                                   -----------  -------  -----------  -------
GLOBAL ALLOCATION 60/40 PORTFOLIO
Class R2 Shares
   Shares Issued.................................. $       822       47  $     1,091       60
   Shares Issued in Lieu of Cash Distributions....          76        4          128        7
   Shares Redeemed................................      (4,743)    (267)      (1,215)     (66)
                                                   -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares........ $    (3,845)    (216) $         4        1
                                                   ===========  =======  ===========  =======
Institutional Class Shares
   Shares Issued.................................. $ 1,080,476   61,807  $ 1,113,712   61,356
   Shares Issued in Lieu of Cash Distributions....     114,933    6,735       81,159    4,499
   Shares Redeemed................................  (1,246,453) (70,593)    (904,726) (49,853)
                                                   -----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional
  Class Shares.................................... $   (51,044)  (2,051) $   290,145   16,002
                                                   ===========  =======  ===========  =======

                                                        YEAR ENDED            YEAR ENDED
                                                     OCTOBER 31, 2019      OCTOBER 31, 2018
                                                   --------------------  --------------------
                                                      AMOUNT     SHARES     AMOUNT     SHARES
                                                   -----------  -------  -----------  -------
GLOBAL ALLOCATION 25/75 PORTFOLIO
Class R2 Shares
   Shares Issued.................................. $        56        4  $       180       13
   Shares Issued in Lieu of Cash Distributions....          22        2           16        1
   Shares Redeemed................................        (355)     (26)         (98)      (7)
                                                   -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares........ $      (277)     (20) $        98        7
                                                   ===========  =======  ===========  =======

                                                       YEAR ENDED          YEAR ENDED
                                                    OCTOBER 31, 2019    OCTOBER 31, 2018
                                                   ------------------  ------------------
                                                     AMOUNT    SHARES    AMOUNT    SHARES
                                                   ---------  -------  ---------  -------
Institutional Class Shares
   Shares Issued.................................. $ 280,604   21,094  $ 249,394   18,472
   Shares Issued in Lieu of Cash Distributions....    25,101    1,924     16,160    1,201
   Shares Redeemed................................  (307,895) (23,101)  (227,698) (16,887)
                                                   ---------  -------  ---------  -------
Net Increase (Decrease) -- Institutional
  Class Shares.................................... $  (2,190)     (83) $  37,856    2,786
                                                   =========  =======  =========  =======

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   For the year ended October 31, 2019, borrowings by the following Global Funds under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                     WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                                      AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                                   INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                                   ------------- ------------ ------------ -------- ---------------
Global Equity Portfolio...........................     2.96%        $2,945         93        $23        $19,357
Global Allocation 60/40 Portfolio.................     3.00%         2,570        152         33         27,644
Global Allocation 25/75 Portfolio.................     2.98%           919        107          8          7,436

                                                     OUTSTANDING
                                                      BORROWINGS
                                                   AS OF 10/31/2019
                                                   ----------------
Global Equity Portfolio...........................          --
Global Allocation 60/40 Portfolio.................      $5,801
Global Allocation 25/75 Portfolio.................          --

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2019, that each Global Fund's available line of credit was used.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Global Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Global Funds did not use the interfund lending program during the year ended October 31, 2019.

J. SHAREHOLDER SERVICING FEES:

   The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Global Funds' Class R2 Shares.

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Global Funds' financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Global Funds' early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.

M. OTHER:

   As of October 31, 2019, the following number of shareholders held the following approximate percentages of the Global Funds' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                 APPROXIMATE
                                                                PERCENTAGE OF
                                                    NUMBER OF    OUTSTANDING
                                                   SHAREHOLDERS    SHARES
                                                   ------------ -------------
Global Equity Portfolio-Class R2..................      4            86%
Global Equity Portfolio-Institutional Class.......      3            76%
Global Allocation 60/40 Portfolio-Class R2........      4            94%
Global Allocation 60/40 Portfolio-Institutional
  Class...........................................      4            80%
Global Allocation 25/75 Portfolio-Class R2........      2            98%
Global Allocation 25/75 Portfolio-Institutional
  Class...........................................      4            86%

   The Global Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Global Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio (three of the funds constituting Dimensional Investment Group Inc., hereafter collectively referred to as the "Funds") as of October 31, 2019, the related statements of operations for the year ended October 31, 2019, the statements of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2019, and each of the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINIONS

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian and the transfer agent of the investee funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2019

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of the Portfolio's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                                   ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                                   --------------------------------------------
                                                    NET INCOME FOR      ACCUMULATED
                                                    THE CURRENT OR     UNDISTRIBUTED
                                                       PRECEDING        NET PROFITS    PAID-IN
                                                     FISCAL YEAR,      FROM THE SALE   SURPLUS
                                                    AND ACCUMULATED    OF SECURITIES   OR OTHER
                                                   UNDISTRIBUTED NET     OR OTHER      CAPITAL
PORTFOLIO NAME                                          INCOME          PROPERTIES      SOURCE
--------------                                     -----------------   -------------   --------
Global Equity Portfolio
   September 27, 2019.............................        99%                0%           1%
Global Allocation 60/40 Portfolio
   September 27, 2019.............................        99%                0%           1%
Global Allocation 25/75 Portfolio
   September 27, 2019.............................        99%                0%           1%

   The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2019.

Each Board's Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, Abbie J. Smith, Douglas
W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee met one time during the fiscal year ended October 31, 2019.

Each Board's Strategy Committee is composed of Gerard K. O'Reilly, Douglas W. Diamond, Edward P. Lazear, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios' investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and
(iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2019.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

DISINTERESTED DIRECTORS

                                TERM OF                                                PORTFOLIOS WITHIN
                               OFFICE/1/ AND                                             THE DFA FUND     OTHER DIRECTORSHIPS OF
 NAME, ADDRESS AND             LENGTH OF                                                  COMPLEX/2/      PUBLIC COMPANIES HELD
  YEAR OF BIRTH      POSITION   SERVICE       PRINCIPAL OCCUPATION DURING PAST 5 YEARS     OVERSEEN        DURING PAST 5 YEARS
 -----------------   --------  -----------    ---------------------------------------- -----------------  ----------------------
George M.            Director  Since 1983      Leo Melamed Professor of Finance,       128 portfolios in   None
Constantinides                                 University of Chicago Booth School of   4 investment
University of                                  Business (since 1978).                  companies
Chicago Booth
School of Business
5807 S. Woodlawn
Avenue
Chicago, IL 60637
1947

Douglas W. Diamond   Director  Since 2017      Merton H. Miller Distinguished          128 portfolios in   None
c/o Dimensional                                Service Professor of Finance,           4 investment
Fund Advisors LP                               University of Chicago Booth School of   companies
6300 Bee Cave                                  Business (since 1988). Visiting
Road, Building One                             Scholar, Federal Reserve Bank of
Austin, TX 78746                               Richmond (since 1990). Formerly,
1953                                           Fischer Black Visiting Professor of
                                               Financial Economics, Alfred P. Sloan
                                               School of Management, Massachusetts
                                               Institute of Technology (2015 to
                                               2016).

Darrell Duffie       Director  Since March     Dean Witter Distinguished Professor     128 portfolios in   Formerly,
c/o Dimensional                2019            of Finance, Graduate School of          4 investment        Director,
Fund Advisors LP                               Business, Stanford University (since    companies           Moody's
6300 Bee Cave                                  1984).                                                      Corporation
Road, Building One                                                                                         (financial
Austin, TX 78746                                                                                           information and
1954                                                                                                       information
                                                                                                           technology)
                                                                                                           (2008- April
                                                                                                           2018).

Roger G. Ibbotson    Director  Since 1981      Professor in Practice Emeritus of       128 portfolios in   None
Yale School of                                 Finance, Yale School of Management      4 investment
Management                                     (since 1984). Chairman and Partner,     companies
P.O. Box 208200                                Zebra Capital Management, LLC (hedge
New Haven, CT                                  fund and asset manager) (since 2001).
06520-8200                                     Formerly, Consultant to Morningstar,
1943                                           Inc. (2006 - 2016).

Edward P. Lazear     Director  Since 2010      Distinguished Visiting Fellow, Becker   128 portfolios in   None
Stanford University                            Friedman Institute for Research in      4 investment
Graduate School of                             Economics, University of Chicago        companies
Business                                       (since 2015). Morris Arnold Cox
Knight Management                              Senior Fellow, Hoover Institution
Center, E346                                   (since 2002). Davies Family Professor
Stanford, CA 94305                             of Economics, Graduate School of
1948                                           Business, Stanford University (since
                                               1995). Cornerstone Research (expert
                                               testimony and economic and financial
                                               analysis) (since 2009).

Myron S. Scholes     Director  Since 1981      Chief Investment Strategist, Janus      128 portfolios in   Formerly, Adviser,
c/o Dimensional                                Henderson Investors (since 2014).       4 investment        Kuapay, Inc.
Fund Advisors LP                               Frank E. Buck Professor of Finance,     companies           (2013-2014).
6300 Bee Cave                                  Emeritus, Graduate School of                                Formerly,
Road, Building One                             Business, Stanford University (since                        Director,
Austin, TX 78746                               1981).                                                      American
1941                                                                                                       Century Fund
                                                                                                           Complex
                                                                                                           (registered
                                                                                                           investment
                                                                                                           companies) (43
                                                                                                           Portfolios)
                                                                                                           (1980-2014).

                               TERM OF                                                PORTFOLIOS WITHIN
                              OFFICE/1/ AND                                             THE DFA FUND     OTHER DIRECTORSHIPS OF
NAME, ADDRESS AND             LENGTH OF                                                  COMPLEX/2/      PUBLIC COMPANIES HELD
  YEAR OF BIRTH     POSITION   SERVICE       PRINCIPAL OCCUPATION DURING PAST 5 YEARS     OVERSEEN        DURING PAST 5 YEARS
 -----------------  --------  -----------    ---------------------------------------- -----------------  ----------------------
Abbie J. Smith      Director  Since 2000      Boris and Irene Stern Distinguished     128 portfolios in   Director (since
University of                                 Service Professor of Accounting,        4 investment        2000)and
Chicago Booth                                 University of Chicago Booth School of   companies           formerly, Lead
School of Business                            Business (since 1980).                                      Director (2014-
5807 S. Woodlawn                                                                                          2017), HNI
Avenue                                                                                                    Corporation
Chicago, IL 60637                                                                                         (office furniture);
1953                                                                                                      Director, Ryder
                                                                                                          System Inc.
                                                                                                          (transportation,
                                                                                                          logistics and
                                                                                                          supply-chain
                                                                                                          management)
                                                                                                          (since 2003); and
                                                                                                          Trustee, UBS
                                                                                                          Funds (3
                                                                                                          investment
                                                                                                          companies
                                                                                                          within the fund
                                                                                                          complex) (19
                                                                                                          portfolios) (since
                                                                                                          2009).

Ingrid M. Werner    Director  Since March     Martin and Andrew Murrer Professor of   128 portfolios in   Director, Fourth
c/o Dimensional               2019            Finance, Fisher College of Business,    4 investment        Swedish AP
Fund Advisors LP                              The Ohio State University (since        companies           Fund (pension
6300 Bee Cave                                 1998). Adjunct Member, the Prize                            fund asset
Road, Building One                            Committee for the Swedish Riksbank                          management)
Austin, TX 78746                              Prize in Economic Sciences in Memory                        (since 2017).
1961                                          of Alfred Nobel (annual award for
                                              significant scientific research
                                              contribution) (since January 2018).
                                              President, Western Finance
                                              Association (global association of
                                              academic researchers and
                                              practitioners in finance) (since June
                                              2018). Director, American Finance
                                              Association (global association of
                                              academic researchers and
                                              practitioners in finance) (since
                                              January 2019). Member, Economic
                                              Advisory Committee, FINRA (since
                                              2017). Chairman, Scientific Advisory
                                              Board, Swedish House of Finance
                                              (institute supporting academic
                                              research in finance) (since 2014).
                                              Member, Scientific Board, Danish
                                              Finance Institute (institute
                                              supporting academic research in
                                              finance) (since 2017). Member,
                                              Academic Board, Mistra Financial
                                              Systems (organization funding
                                              academic research on environment,
                                              governance and climate/sustainability
                                              in finance) (since 2016). Fellow,
                                              Center for Analytical Finance
                                              (academic research) (since 2015).
                                              Associate Editor, Journal of Finance
                                              (since 2016.)

INTERESTED DIRECTOR

      The following interested Director is described as such because he is deemed to be an "interested person," as that term is defined under the 1940 Act, due to his position with the Advisor.

                               TERM OF                                                 PORTFOLIOS WITHIN  OTHER DIRECTORSHIPS
NAME, ADDRESS                 OFFICE/1/ AND                                              THE DFA FUND     OF PUBLIC COMPANIES
 AND YEAR OF                  LENGTH OF                                                   COMPLEX/2/      HELD DURING PAST 5
    BIRTH         POSITION     SERVICE       PRINCIPAL OCCUPATION DURING PAST 5 YEARS      OVERSEEN             YEARS
 -------------    --------    -----------    ----------------------------------------  -----------------  -------------------
David G. Booth  Chairman      Since 1981      Chairman, Director/Trustee, and          128 portfolios            None
6300 Bee Cave   and Director                  formerly, President and Co-Chief         in 4 investment
Road, Building                                Executive Officer (each until March      companies
One                                           2017) of Dimensional Emerging
Austin, TX                                    Markets Value Fund ("DEM"),
78746                                         DFAIDG, Dimensional Investment
1946                                          Group Inc. ("DIG") and The DFA
                                              Investment Trust Company
                                              ("DFAITC"). Executive Chairman,
                                              and formerly, President and Co-Chief
                                              Executive Officer (each until
                                              February 2017) of Dimensional
                                              Holdings Inc., Dimensional Fund
                                              Advisors LP, Dimensional
                                              Investment LLC and DFA Securities
                                              LLC (collectively with DEM,
                                              DFAIDG, DIG and DFAITC, the
                                              "DFA Entities"). Formerly,
                                              Chairman and Director (2009-2018)
                                              and Co-Chief Executive Officer
                                              (2010 - June 2017) of Dimensional
                                              Fund Advisors Canada ULC. Trustee,
                                              University of Chicago (since 2002).
                                              Trustee, University of Kansas
                                              Endowment Association (since
                                              2005). Formerly, Director of
                                              Dimensional Fund Advisors Ltd.
                                              (2002 - July 2017), DFA Australia
                                              Limited (1994 - July 2017),
                                              Dimensional Advisors Ltd. (2012 -
                                              July 2017), Dimensional Funds plc
                                              (2006 - July 2017) and Dimensional
                                              Funds II plc (2006 - July 2017).
                                              Formerly, Director and President of
                                              Dimensional Japan Ltd. (2012 - April
                                              2017). Formerly, President,
                                              Dimensional SmartNest (US) LLC
                                              (2009-2014); and Limited Partner,
                                              VSC Investors, LLC (2007-2015).
                                              Formerly, Chairman, Director,
                                              President and Co-Chief Executive
                                              Officer of Dimensional Cayman
                                              Commodity Fund I Ltd. (2010-
                                              September 2017).

1 Each Director holds office for an indefinite term until his or her successor is elected and qualified.
2 Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor's affiliate, Dimensional Fund Advisors Canada ULC.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                       TERM OF OFFICE/1/
NAME AND YEAR OF                        AND LENGTH OF      PRINCIPAL OCCUPATION DURING PAST 5
     BIRTH              POSITION           SERVICE                        YEARS
----------------       ----------      ----------------    ----------------------------------

Valerie A. Brown  Vice President and     Since 2001       Vice President and Assistant
1967              Assistant Secretary                     Secretary of

                                                              .  all the DFA Entities (since
                                                                 2001)

                                                              .  DFA Australia Limited (since
                                                                 2002)

                                                              .  Dimensional Fund Advisors Ltd.
                                                                 (since 2002)

                                                              .  Dimensional Cayman Commodity
                                                                 Fund I Ltd. (since 2010)

                                                              .  Dimensional Fund Advisors Pte.
                                                                 Ltd. (since 2012)

                                                              .  Dimensional Hong Kong Limited
                                                                 (since 2012)

                                                          Director, Vice President and
                                                          Assistant Secretary (since 2003) of

                                                              .  Dimensional Fund Advisors
                                                                 Canada ULC

Ryan P. Buechner  Vice President and   Since September    Vice President and Assistant
1982              Assistant Secretary       2019          Secretary of

                                                              .  DFAIDG, DIG, DFAITC and DEM
                                                                 (since September 2019)

                                                          Vice President (since January 2018) of

                                                              .  Dimensional Holdings Inc.

                                                              .  Dimensional Fund Advisors LP

                                                              .  Dimensional Investment LLC

                                                              .  DFA Securities LLC

David P. Butler   Co-Chief Executive     Since 2017       Co-Chief Executive Officer (since
1964              Officer                                 2017) of

                                                              .  all the DFA entities

                                                          Director (since 2017) of

                                                              .  Dimensional Holdings Inc.

                                                              .  Dimensional Fund Advisors
                                                                 Canada ULC

                                                              .  Dimensional Japan Ltd.

                                                              .  Dimensional Advisors Ltd.

                                                              .  Dimensional Fund Advisors Ltd.

                                                              .  DFA Australia Limited

                                                          Director and Co-Chief Executive
                                                          Officer (since 2017) of

                                                              .  Dimensional Cayman Commodity
                                                                 Fund I Ltd.

                                                          Head of Global Financial Advisor
                                                          Services (since 2007) for

                                                              .  Dimensional Fund Advisors LP

                                                          Formerly, Vice President (2007 -
                                                          2017) of

                                                              .  all the DFA Entities

Stephen A. Clark  Executive Vice         Since 2017       Executive Vice President (since 2017)
1972              President                               of

                                                              .  all the DFA entities

                                                          Director and Vice President (since
                                                          2016) of

                                                              .  Dimensional Japan Ltd.

                                                          President and Director (since 2016) of

                                                              .  Dimensional Fund Advisors
                                                                 Canada ULC

                                                          Vice President (since 2008) and
                                                          Director (since 2016) of

                                                              .  DFA Australia Limited

                                                          Director (since 2016) of

                                                              .  Dimensional Advisors Ltd.

                                                              .  Dimensional Fund Advisors Pte.
                                                                 Ltd.

                                                              .  Dimensional Hong Kong Limited

                                                          Vice President (since 2016) of

                                                              .  Dimensional Fund Advisors Pte.
                                                                 Ltd.

                                                          Formerly, Vice President (2004 -
                                                          2017) of

                                                              .  all the DFA Entities

                                                          Formerly, Vice President (2010 -
                                                          2016) of

                                                              .  Dimensional Fund Advisors
                                                                 Canada ULC

                                                          Formerly, Head of Institutional,
                                                          North America (2012 - 2013) and Head
                                                          of Global Institutional Services
                                                          (2014-2018) for

                                                              .  Dimensional Fund Advisors LP

                                         TERM OF OFFICE/1/
NAME AND YEAR OF                          AND LENGTH OF      PRINCIPAL OCCUPATION DURING PAST 5
     BIRTH               POSITION            SERVICE                        YEARS
----------------        ----------       ----------------    ----------------------------------
Christopher S.    Vice President and       Since 2004       Vice President and Global Chief
Crossan           Global Chief                              Compliance Officer (since 2004) of
1965              Compliance Officer
                                                                .  all the DFA Entities

                                                                .  DFA Australia Limited

                                                                .  Dimensional Fund Advisors Ltd.

                                                            Chief Compliance Officer (since 2006)
                                                            and Chief Privacy Officer (since
                                                            2015) of

                                                                .  Dimensional Fund Advisors
                                                                   Canada ULC

                                                            Chief Compliance Officer of

                                                                .  Dimensional Fund Advisors Pte.
                                                                   Ltd. (since 2012)

                                                                .  Dimensional Japan Ltd. (since
                                                                   2017)

                                                            Formerly, Vice President and Global
                                                            Chief Compliance Officer (2010 -
                                                            2014) for

                                                                .  Dimensional SmartNest (US) LLC

Gregory K.        Vice President, Chief  Vice President     Vice President, Chief Financial
Hinkle            Financial Officer,     since 2015 and     Officer, and Treasurer (since 2016) of
1958              and Treasurer          Chief Financial
                                           Officer and          .  all the DFA Entities
                                         Treasurer since
                                              2016              .  Dimensional Advisors Ltd.

                                                                .  Dimensional Fund Advisors Ltd.

                                                                .  Dimensional Hong Kong Limited

                                                                .  Dimensional Cayman Commodity
                                                                   Fund I Ltd.

                                                                .  Dimensional Fund Advisors
                                                                   Canada ULC

                                                                .  Dimensional Fund Advisors Pte.
                                                                   Ltd.

                                                                .  DFA Australia Limited

                                                            Director (since 2016) for

                                                                .  Dimensional Funds plc

                                                                .  Dimensional Funds II plc

                                                            Formerly, interim Chief Financial
                                                            Officer and interim Treasurer
                                                            (2016) of

                                                                .  all the DFA Entities

                                                                .  Dimensional Fund Advisors LP

                                                                .  Dimensional Fund Advisors Ltd.

                                                                .  DFA Australia Limited

                                                                .  Dimensional Advisors Ltd.

                                                                .  Dimensional Fund Advisors Pte.
                                                                   Ltd.

                                                                .  Dimensional Hong Kong Limited

                                                                .  Dimensional Cayman Commodity
                                                                   Fund I Ltd.

                                                                .  Dimensional Fund Advisors
                                                                   Canada ULC

                                                            Formerly, Controller (2015 - 2016) of

                                                                .  all the DFA Entities

                                                                .  Dimensional Fund Advisors LP

                                                            Formerly, Vice President (2008 -
                                                            2015) of

                                                                .  T. Rowe Price Group, Inc.

                                                            Formerly, Director of Investment
                                                            Treasury and Treasurer (2008 - 2015)
                                                            of

                                                                .  the T. Rowe Price Funds

Jeff J. Jeon      Vice President           Since 2004       Vice President (since 2004) and
1973                                                        Assistant Secretary (2017-2019) of

                                                                .  all the DFA Entities

                                                            Vice President and Assistant
                                                            Secretary (since 2010) of

                                                                .  Dimensional Cayman Commodity
                                                                   Fund I Ltd.

Joy Lopez         Vice President and     Vice President     Vice President (since 2015) of
1971              Assistant Treasurer    since 2015 and
                                            Assistant           .  all the DFA Entities
                                         Treasurer since
                                              2017          Assistant Treasurer (since 2017) of

                                                                .  the DFA Fund Complex

                                                            Formerly, Senior Tax Manager (2013 -
                                                            2015) for

                                                                .  Dimensional Fund Advisors LP

Kenneth M.        Vice President           Since 2010       Vice President (since 2010) of
Manell
1972                                                            .  all the DFA Entities

                                                                .  Dimensional Cayman Commodity
                                                                   Fund I Ltd.

Catherine L.      President and          President since    President (since 2017) of
Newell            General Counsel           2017 and
1964                                     General Counsel        .  the DFA Fund Complex
                                           since 2001
                                                            General Counsel (since 2001) of

                                                                .  All the DFA Entities

                                                            Executive Vice President (since 2017)
                                                            and Secretary (since 2000) of

                                      TERM OF OFFICE/1/
NAME AND YEAR OF                       AND LENGTH OF      PRINCIPAL OCCUPATION DURING PAST 5
     BIRTH              POSITION          SERVICE                        YEARS
----------------      ----------      ----------------    ----------------------------------
                                                             .  Dimensional Fund Advisors LP

                                                             .  Dimensional Holdings Inc.

                                                             .  DFA Securities LLC

                                                             .  Dimensional Investment LLC

                                                         Director (since 2002), Vice President
                                                         (since 1997) and Secretary (since
                                                         2002) of

                                                             .  DFA Australia Limited

                                                             .  Dimensional Fund Advisors Ltd.

                                                         Vice President and Secretary of

                                                             .  Dimensional Fund Advisors
                                                                Canada ULC (since 2003)

                                                             .  Dimensional Cayman Commodity
                                                                Fund I Ltd. (since 2010)

                                                             .  Dimensional Japan Ltd. (since
                                                                2012)

                                                             .  Dimensional Advisors Ltd
                                                                (since 2012)

                                                             .  Dimensional Fund Advisors Pte.
                                                                Ltd. (since 2012)

                                                         Director of

                                                             .  Dimensional Funds plc (since
                                                                2002)

                                                             .  Dimensional Funds II plc
                                                                (since 2006)

                                                             .  Director of Dimensional Japan
                                                                Ltd. (since 2012)

                                                             .  Dimensional Advisors Ltd.
                                                                (since 2012)

                                                             .  Dimensional Fund Advisors Pte.
                                                                Ltd. (since 2012)

                                                             .  Dimensional Hong Kong Limited
                                                                (since 2012)

                                                         Formerly, Vice President and
                                                         Secretary (2010 - 2014) of

                                                             .  Dimensional SmartNest (US) LLC

                                                         Formerly, Vice President (1997 -
                                                         2017) and Secretary (2000 - 2017) of

                                                             .  the DFA Fund Complex

                                                         Formerly, Vice President of

                                                             .  Dimensional Fund Advisors LP
                                                                (1997 - 2017)

                                                             .  Dimensional Holdings Inc.
                                                                (2006 - 2017)

                                                             .  DFA Securities LLC (1997 -
                                                                2017)

                                                             .  Dimensional Investment LLC
                                                                (2009 - 2017)

 Selwyn           Vice President and    Since 2013       Vice President and Deputy Chief
 Notelovitz       Deputy Chief                           Compliance Officer of
 1961             Compliance Officer
                                                             .  the DFA Fund Complex (since
                                                                2013)

                                                             .  Dimensional Fund Advisors LP
                                                                (since 2012)

 Carolyn L. O     Vice President and  Vice President     Vice President (since 2010) and
 1974             Secretary           since 2010 and     Secretary (since 2017) of
                                      Secretary since
                                           2017              .  the DFA Fund Complex

                                                         Vice President (since 2010) and
                                                         Assistant Secretary (since 2016) of

                                                             .  Dimensional Fund Advisors LP

                                                             .  Dimensional Holdings Inc.

                                                             .  Dimensional Investment LLC

                                                         Vice President of

                                                             .  DFA Securities LLC (since 2010)

                                                             .  Dimensional Cayman Commodity
                                                                Fund I Ltd. (since 2010)

                                                             .  Dimensional Fund Advisors
                                                                Canada ULC (since 2016)

 Gerard K.        Co-Chief Executive     Co-Chief        Co-Chief Executive Officer and Chief
 O'Reilly         Officer and Chief      Executive       Investment Officer (since 2017) of
 1976             Investment Officer    Officer and
                                           Chief             .  all the DFA Entities
                                        Investment
                                       Officer since         .  Dimensional Fund Advisors
                                           2017                 Canada ULC

                                                         Director, Chief Investment Officer
                                                         and Vice President (since 2017) of

                                                             .  DFA Australia Limited

                                                         Chief Investment Officer (since 2017)
                                                         and Vice President (since 2016) of

                                                             .  Dimensional Japan Ltd.

                                                         Director, Co-Chief Executive Officer
                                                         and Chief Investment Officer (since
                                                         2017) of

                                                             .  Dimensional Cayman Commodity
                                                                Fund I Ltd.

                                                         Director of

                                                             .  Dimensional Funds plc (since
                                                                2014)

                                                             .  Dimensional Fund II plc (since
                                                                2014)

                                                             .  Dimensional Holdings Inc.
                                                                (since 2017)

                                                         Formerly, Co-Chief Investment Officer
                                                         of

                                                             .  Dimensional Japan Ltd. (2016 -
                                                                2017)

                              TERM OF OFFICE/1/
NAME AND YEAR OF               AND LENGTH OF      PRINCIPAL OCCUPATION DURING PAST 5
     BIRTH          POSITION      SERVICE                        YEARS
----------------  ----------  ----------------    ----------------------------------
                                                     .  DFA Australia Limited (2014 -
                                                        2017)

                                                 Formerly, Executive Vice President
                                                 (2017) and Co-Chief Investment
                                                 Officer (2014-2017) of

                                                     .  all the DFA Entities

                                                 Formerly, Vice President (2007 -
                                                 2017) of

                                                     .  all the DFA Entities

                                                 Formerly, Vice President and Co-Chief
                                                 Investment Officer (2014 - 2017) of

                                                     .  Dimensional Fund Advisors
                                                        Canada ULC

                                                 Formerly, Director (2017 - 2018) of

                                                     .  Dimensional Fund Advisors Pte.
                                                        Ltd.

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

For shareholders that do not have an October 31, 2019 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2019 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 01, 2018 to October 31, 2019, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder. The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation (S)1.199A-3(d).

                                                                                                      QUALIFYING
                                                                                                          FOR
                               NET                                                                     CORPORATE
                           INVESTMENT    SHORT-TERM     LONG-TERM   RETURN                             DIVIDENDS   QUALIFYING
DIMENSIONAL INVESTMENT       INCOME     CAPITAL GAIN  CAPITAL GAIN    OF    TAX-EXEMPT     TOTAL       RECEIVED     DIVIDEND
GROUP INC.                DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS CAPITAL  INTEREST  DISTRIBUTIONS DEDUCTION (1) INCOME (2)
----------------------    ------------- ------------- ------------- ------- ---------- ------------- ------------- ----------
Global Equity Portfolio..      79%           --            21%        --        --          100%          58%         100%
Global Allocation 60/40
  Portfolio .............      87%            1%           12%        --        --          100%          48%          86%
Global Allocation 25/75
  Portfolio .............      86%            2%           12%        --        --          100%          21%          39%

                                                                        QUALIFYING
                                                                          SHORT-
                              U.S.      FOREIGN    FOREIGN   QUALIFYING    TERM
DIMENSIONAL INVESTMENT     GOVERNMENT     TAX       SOURCE    INTEREST   CAPITAL
GROUP INC.                INTEREST (3) CREDIT (4) INCOME (5) INCOME (6)  GAIN (7)
----------------------    ------------ ---------- ---------- ---------- ----------
Global Equity Portfolio..      --          3%         95%        --         --
Global Allocation 60/40
  Portfolio .............      --          1%         77%        --         --
Global Allocation 25/75
  Portfolio .............      --          1%         35%        --         --

(1) Qualifying Dividends represents dividends that qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4) "Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5) "Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6) The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

  LOGO                                                         DFA103119-025A
                                                                     00237502

ITEM 2. CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the "Report"), a code of ethics that applies to the Registrant's Co-Principal Executive Officers and Principal Financial Officer (the "Code of Business Ethics"). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Directors has determined that Abbie J. Smith possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's Audit Committee and has designated
Ms. Smith as the "audit committee financial expert." Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith's education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Audit Fees
                Fiscal Year Ended October 31, 2019: $254,002
                Fiscal Year Ended October 31, 2018: $248,494

     (b) Audit-Related Fees
                Fees for Registrant  Fiscal Year Ended October 31, 2019: $20,899
                                     Fiscal Year Ended October 31, 2018: $20,652

     For fiscal years ended October 31, 2019 and October 31, 2018, Audit-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements and N-14 filings.

         Audit-Related Fees required to be approved pursuant to paragraph
         (c)(7)(ii) of Rule 2-01 of Regulation S-X
                                     Fiscal Year Ended October 31, 2019:
                                     $210,000
                                     Fiscal Year Ended October 31, 2018:
                                     $205,000

     For the fiscal years ended October 31, 2019 and October 31, 2018, Audit-Related Fees required to be approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 18 over controls at the Registrant's investment adviser.

     (c) Tax Fees
                Fees for Registrant  Fiscal Year Ended October 31, 2019: $0
                                     Fiscal Year Ended October 31, 2018: $58,018

     Tax Fees included, for the fiscal year ended October 31, 2018, fees for tax services in connection with the Registrant's excise tax calculations, review of the Registrant's applicable tax returns and review of the Registrant's tax equalization calculations.

     There were no Tax Fees required to be approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

     (d) All Other Fees
                Fees for Registrant  Fiscal Year Ended October 31, 2019: $0
                                     Fiscal Year Ended October 31, 2018: $0

     There were no "All Other Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

     (e)(1) Audit Committee's Pre-Approval Policies and Procedures

                     Pre-Approval Policies and Procedures
                               as adopted by the
                               Audit Committees
                                      of
                     DFA Investment Dimensions Group Inc.
                    Dimensional Emerging Markets Value Fund
                       Dimensional Investment Group Inc.
                       The DFA Investment Trust Company
                            (together, the "Funds")

     The Sarbanes-Oxley Act of 2002 (the "Act") and the rules (the "Rules") adopted by the U.S. Securities and Exchange Commission (the "SEC") require that the Funds' Audit Committees (together, the "Committee") pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the "Auditor"). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP ("Dimensional"), the Funds' investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the "Service Affiliates") if the services directly impact the Funds' operations and financial reporting.

     The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

     These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

        A. General

        1. The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

        2. The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor's engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds' operations and financial reporting.

        B.  Pre-Approval of Audit Services to the Funds

        1. The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds' financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Committee also shall consider the Auditor's proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

        2. The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

        3. Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not "interested persons" of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the "Independent Directors").

        C. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--by Types of Services

        1. The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

        2. Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds' operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

        3. The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

        4. The Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

        5. A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

        D. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--Project-by-Project Basis

        1. The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

        2. Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

        3. The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Committee's behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee's behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds' management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

        4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

            (a) pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

            (b) refer such matter to the full Committee for its consideration and action.

            In considering any requested non-audit services or proposed material change in such services, the Designated Member's authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

        5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

        E.  Amendment; Annual Review

        1.  The Committee may amend these procedures from time to time.

        2.  These procedures shall be reviewed annually by the Committee.

        F.  Recordkeeping

        1. The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

        2. In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

        3. A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

     (e)(2) The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant's Audit Committee but not pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended October 31, 2019 that were attributed to work performed by persons other than the principal accountant's full time, permanent employees was not greater than
                                          ---
            50%.

     (g)    Aggregate Non-Audit Fees
                 Fiscal Year Ended October 31, 2019: $1,276,961
                 Fiscal Year Ended October 31, 2018: $1,230,276

     (h) The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

NAME OF ENTITY FOR WHICH SCHEDULE OF
INVESTMENTS IS PROVIDED                          RELATIONSHIP TO SERIES OF THE REGISTRANT
------------------------------------             --------------------------------------------
U.S. Large Company Portfolio                     Series of Registrant

The U.S. Large Cap Value Series                  Master fund for U.S. Large Cap Value
                                                 Portfolio II and U.S. Large Cap Value
                                                 Portfolio III

The DFA International Value Series               Master fund for DFA International Value
                                                 Portfolio and DFA International Value
                                                 Portfolio III

The Emerging Markets Series                      Master fund for Emerging Markets Portfolio II

The Tax-Managed U.S. Marketwide Value Series     Master fund for Tax-Managed U.S. Marketwide
                                                 Value Portfolio II

                         U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                        SHARES       VALUE+
                                                                       --------- --------------
COMMON STOCKS -- (99.0%)
COMMUNICATION SERVICES -- (10.3%)
     Activision Blizzard, Inc.........................................   296,729 $   16,625,726
*    Alphabet, Inc., Class A..........................................   115,876    145,864,709
*    Alphabet, Inc., Class C..........................................   116,904    147,311,899
     AT&T, Inc........................................................ 2,826,761    108,802,031
     CBS Corp., Class B...............................................   126,592      4,562,376
#    CenturyLink, Inc.................................................   379,774      4,914,276
*    Charter Communications, Inc., Class A............................    62,547     29,263,239
     Comcast Corp., Class A........................................... 1,754,604     78,641,351
# *  Discovery, Inc., Class A.........................................    62,721      1,690,645
*    Discovery, Inc., Class C.........................................   133,612      3,372,367
*    DISH Network Corp., Class A......................................    92,769      3,189,398
*    Electronic Arts, Inc.............................................   114,549     11,042,524
*    Facebook, Inc., Class A..........................................   930,670    178,362,905
     Fox Corp., Class A...............................................   136,480      4,372,819
*    Fox Corp., Class B...............................................    62,577      1,954,905
     Interpublic Group of Cos., Inc. (The)............................   151,377      3,292,450
*    Netflix, Inc.....................................................   169,379     48,681,218
     News Corp., Class A..............................................   148,401      2,034,578
     News Corp., Class B..............................................    47,476        670,361
#    Omnicom Group, Inc...............................................    83,742      6,464,045
*    Take-Two Interactive Software, Inc...............................    44,098      5,307,194
*    T-Mobile US, Inc.................................................   122,060     10,089,480
*    TripAdvisor, Inc.................................................    40,797      1,648,199
*    Twitter, Inc.....................................................   299,047      8,962,439
     Verizon Communications, Inc...................................... 1,600,039     96,754,358
     Viacom, Inc., Class B............................................   135,029      2,911,225
     Walt Disney Co. (The)............................................   696,875     90,538,000
                                                                                 --------------
TOTAL COMMUNICATION SERVICES..........................................            1,017,324,717
                                                                                 --------------
CONSUMER DISCRETIONARY -- (9.9%)
     Advance Auto Parts, Inc..........................................    27,792      4,515,644
*    Amazon.com, Inc..................................................   160,743    285,585,658
     Aptiv P.L.C......................................................    99,561      8,915,688
*    AutoZone, Inc....................................................     9,472     10,839,567
     Best Buy Co., Inc................................................    90,368      6,491,133
*    Booking Holdings, Inc............................................    16,446     33,694,071
     BorgWarner, Inc..................................................    80,018      3,335,150
*    Capri Holdings, Ltd..............................................    59,947      1,862,553
# *  CarMax, Inc......................................................    64,173      5,978,998
     Carnival Corp....................................................   154,350      6,620,072
*    Chipotle Mexican Grill, Inc......................................     9,867      7,678,105
     Darden Restaurants, Inc..........................................    47,898      5,377,508
     Dollar General Corp..............................................    99,749     15,993,755
*    Dollar Tree, Inc.................................................    91,892     10,144,877
     DR Horton, Inc...................................................   129,591      6,786,681
     eBay, Inc........................................................   305,012     10,751,673
     Expedia Group, Inc...............................................    54,220      7,409,705
     Ford Motor Co.................................................... 1,516,494     13,026,683
#    Gap, Inc. (The)..................................................    83,464      1,357,125
     Garmin, Ltd......................................................    55,892      5,239,875
     General Motors Co................................................   486,047     18,061,507
     Genuine Parts Co.................................................    56,569      5,802,848
#    H&R Block, Inc...................................................    79,275      1,981,082
#    Hanesbrands, Inc.................................................   139,536      2,122,343
#    Harley-Davidson, Inc.............................................    61,287      2,384,677

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

                                                                          SHARES      VALUE+
                                                                         --------- ------------
CONSUMER DISCRETIONARY -- (Continued)
     Hasbro, Inc........................................................    45,404 $  4,418,263
     Hilton Worldwide Holdings, Inc.....................................   110,972   10,759,845
     Home Depot, Inc. (The).............................................   423,667   99,383,805
     Kohl's Corp........................................................    61,111    3,132,550
#    L Brands, Inc......................................................    88,331    1,505,160
     Las Vegas Sands Corp...............................................   131,032    8,103,019
#    Leggett & Platt, Inc...............................................    50,612    2,596,396
     Lennar Corp., Class A..............................................   110,619    6,592,892
*    LKQ Corp...........................................................   118,923    4,042,193
     Lowe's Cos., Inc...................................................   298,576   33,324,067
#    Macy's, Inc........................................................   119,802    1,816,198
     Marriott International, Inc., Class A..............................   105,754   13,383,169
     McDonald's Corp....................................................   293,796   57,789,673
     MGM Resorts International..........................................   201,717    5,748,935
*    Mohawk Industries, Inc.............................................    22,838    3,274,512
     Newell Brands, Inc.................................................   150,474    2,854,492
     NIKE, Inc., Class B................................................   484,072   43,348,648
#    Nordstrom, Inc.....................................................    41,457    1,488,306
*    Norwegian Cruise Line Holdings, Ltd................................    83,640    4,245,566
*    NVR, Inc...........................................................     1,329    4,833,028
*    O'Reilly Automotive, Inc...........................................    29,600   12,891,096
     PulteGroup, Inc....................................................   100,961    3,961,710
     PVH Corp...........................................................    28,204    2,458,261
     Ralph Lauren Corp..................................................    20,368    1,956,550
     Ross Stores, Inc...................................................   140,963   15,459,412
     Royal Caribbean Cruises, Ltd.......................................    66,609    7,249,057
     Starbucks Corp.....................................................   463,067   39,156,946
     Tapestry, Inc......................................................   111,822    2,891,717
     Target Corp........................................................   197,833   21,150,326
#    Tiffany & Co.......................................................    41,586    5,177,873
     TJX Cos., Inc. (The)...............................................   468,260   26,995,189
     Tractor Supply Co..................................................    45,844    4,356,097
# *  Ulta Salon Cosmetics & Fragrance, Inc..............................    22,766    5,307,893
# *  Under Armour, Inc., Class A........................................    71,087    1,467,947
# *  Under Armour, Inc., Class C........................................    76,183    1,409,386
     VF Corp............................................................   126,311   10,394,132
#    Whirlpool Corp.....................................................    24,425    3,715,531
     Wynn Resorts, Ltd..................................................    37,318    4,528,166
     Yum! Brands, Inc...................................................   117,676   11,968,826
                                                                                   ------------
TOTAL CONSUMER DISCRETIONARY............................................            977,093,810
                                                                                   ------------
CONSUMER STAPLES -- (7.3%)
     Altria Group, Inc..................................................   722,784   32,373,495
     Archer-Daniels-Midland Co..........................................   216,613    9,106,410
#    Brown-Forman Corp., Class B........................................    70,414    4,613,525
#    Campbell Soup Co...................................................    65,241    3,021,311
     Church & Dwight Co., Inc...........................................    95,198    6,658,148
#    Clorox Co. (The)...................................................    48,644    7,184,232
     Coca-Cola Co. (The)................................................ 1,488,788   81,034,731
     Colgate-Palmolive Co...............................................   331,508   22,741,449
     Conagra Brands, Inc................................................   189,049    5,113,775
     Constellation Brands, Inc., Class A................................    64,911   12,354,511
     Costco Wholesale Corp..............................................   170,135   50,548,810
#    Coty, Inc., Class A................................................   116,654    1,363,685
     Estee Lauder Cos., Inc. (The), Class A.............................    85,580   15,940,987
     General Mills, Inc.................................................   233,464   11,873,979
     Hershey Co. (The)..................................................    57,628    8,463,824
#    Hormel Foods Corp..................................................   107,416    4,392,240
     JM Smucker Co. (The)...............................................    43,867    4,635,865

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

                                                                         SHARES      VALUE+
                                                                        --------- ------------
CONSUMER STAPLES -- (Continued)
    Kellogg Co.........................................................    95,603 $  6,073,659
    Kimberly-Clark Corp................................................   133,156   17,693,769
    Kraft Heinz Co. (The)..............................................   241,593    7,810,702
    Kroger Co. (The)...................................................   308,859    7,610,286
    Lamb Weston Holdings, Inc..........................................    57,039    4,451,324
#   McCormick & Co., Inc. Non-Voting...................................    47,702    7,665,234
    Molson Coors Brewing Co., Class B..................................    72,334    3,813,448
    Mondelez International, Inc., Class A..............................   558,028   29,268,569
*   Monster Beverage Corp..............................................   150,397    8,441,784
    PepsiCo, Inc.......................................................   540,546   74,146,695
    Philip Morris International, Inc...................................   601,887   49,017,677
    Procter & Gamble Co. (The).........................................   968,160  120,545,602
    Sysco Corp.........................................................   198,526   15,856,272
    Tyson Foods, Inc., Class A.........................................   114,504    9,479,786
    Walgreens Boots Alliance, Inc......................................   293,485   16,077,108
    Walmart, Inc.......................................................   550,165   64,512,348
                                                                                  ------------
TOTAL CONSUMER STAPLES.................................................            723,885,240
                                                                                  ------------
ENERGY -- (4.3%)
    Apache Corp........................................................   145,317    3,147,566
    Baker Hughes Co....................................................   251,105    5,373,647
    Cabot Oil & Gas Corp...............................................   159,380    2,970,843
    Chevron Corp.......................................................   734,711   85,329,336
    Cimarex Energy Co..................................................    39,851    1,682,509
    Concho Resources, Inc..............................................    77,599    5,239,484
    ConocoPhillips.....................................................   429,466   23,706,523
    Devon Energy Corp..................................................   156,367    3,171,123
    Diamondback Energy, Inc............................................    63,074    5,409,226
    EOG Resources, Inc.................................................   224,515   15,561,135
    Exxon Mobil Corp................................................... 1,636,831  110,600,671
    Halliburton Co.....................................................   337,475    6,496,394
    Helmerich & Payne, Inc.............................................    41,995    1,574,813
    Hess Corp..........................................................   100,122    6,583,021
    HollyFrontier Corp.................................................    58,273    3,201,519
    Kinder Morgan, Inc.................................................   753,160   15,048,137
    Marathon Oil Corp..................................................   307,742    3,548,265
    Marathon Petroleum Corp............................................   254,009   16,243,876
    National Oilwell Varco, Inc........................................   148,567    3,360,586
    Noble Energy, Inc..................................................   183,116    3,526,814
    Occidental Petroleum Corp..........................................   345,747   14,002,753
    ONEOK, Inc.........................................................   159,759   11,155,971
    Phillips 66........................................................   173,521   20,270,723
    Pioneer Natural Resources Co.......................................    64,459    7,929,746
    Schlumberger, Ltd..................................................   535,874   17,517,721
#   TechnipFMC P.L.C...................................................   162,614    3,208,374
    Valero Energy Corp.................................................   160,297   15,545,603
    Williams Cos., Inc. (The)..........................................   468,463   10,451,410
                                                                                  ------------
TOTAL ENERGY...........................................................            421,857,789
                                                                                  ------------
FINANCIALS -- (12.8%)
    Affiliated Managers Group, Inc.....................................    19,291    1,540,965
    Aflac, Inc.........................................................   285,801   15,193,181
    Allstate Corp. (The)...............................................   127,350   13,552,587
    American Express Co................................................   263,191   30,867,040
    American International Group, Inc..................................   336,530   17,822,629
    Ameriprise Financial, Inc..........................................    50,628    7,639,259
    Aon P.L.C..........................................................    91,237   17,623,339
    Arthur J Gallagher & Co............................................    71,625    6,533,632

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

                                                                         SHARES      VALUE+
                                                                        --------- ------------
FINANCIALS -- (Continued)
    Assurant, Inc......................................................    23,901 $  3,013,199
    Bank of America Corp............................................... 3,240,880  101,342,318
    Bank of New York Mellon Corp. (The)................................   331,854   15,514,174
#   BB&T Corp..........................................................   296,915   15,751,341
*   Berkshire Hathaway, Inc., Class B..................................   758,568  161,256,385
    BlackRock, Inc.....................................................    45,446   20,982,418
    Capital One Financial Corp.........................................   181,951   16,966,931
    Cboe Global Markets, Inc...........................................    42,835    4,932,450
    Charles Schwab Corp. (The).........................................   450,066   18,322,187
    Chubb, Ltd.........................................................   176,347   26,878,810
    Cincinnati Financial Corp..........................................    58,329    6,603,426
    Citigroup, Inc.....................................................   873,931   62,800,682
    Citizens Financial Group, Inc......................................   172,959    6,081,238
    CME Group, Inc.....................................................   138,530   28,502,547
    Comerica, Inc......................................................    57,781    3,780,033
    Discover Financial Services........................................   123,114    9,881,130
    E*TRADE Financial Corp.............................................    87,740    3,666,655
    Everest Re Group, Ltd..............................................    15,898    4,087,217
    Fifth Third Bancorp................................................   284,361    8,269,218
    First Republic Bank................................................    65,078    6,921,696
#   Franklin Resources, Inc............................................   109,114    3,006,091
    Globe Life, Inc....................................................    38,603    3,757,230
    Goldman Sachs Group, Inc. (The)....................................   125,190   26,713,042
    Hartford Financial Services Group, Inc. (The)......................   139,913    7,986,234
    Huntington Bancshares, Inc.........................................   403,271    5,698,219
    Intercontinental Exchange, Inc.....................................   216,661   20,435,465
    Invesco, Ltd.......................................................   149,029    2,506,668
    JPMorgan Chase & Co................................................ 1,236,968  154,522,043
    KeyCorp............................................................   390,245    7,012,703
    Lincoln National Corp..............................................    77,465    4,375,223
    Loews Corp.........................................................   100,601    4,929,449
    M&T Bank Corp......................................................    51,710    8,094,166
    MarketAxess Holdings, Inc..........................................    14,557    5,365,565
    Marsh & McLennan Cos., Inc.........................................   195,870   20,296,049
    MetLife, Inc.......................................................   307,930   14,408,045
    Moody's Corp.......................................................    62,946   13,891,553
    Morgan Stanley.....................................................   485,932   22,377,169
    MSCI, Inc..........................................................    32,620    7,651,347
    Nasdaq, Inc........................................................    44,501    4,439,865
    Northern Trust Corp................................................    83,086    8,282,012
#   People's United Financial, Inc.....................................   152,087    2,459,247
    PNC Financial Services Group, Inc. (The)...........................   172,251   25,269,222
    Principal Financial Group, Inc.....................................    99,834    5,329,139
    Progressive Corp. (The)............................................   226,175   15,764,397
    Prudential Financial, Inc..........................................   155,516   14,173,728
    Raymond James Financial, Inc.......................................    47,681    3,980,887
    Regions Financial Corp.............................................   384,420    6,189,162
    S&P Global, Inc....................................................    95,412   24,615,342
    State Street Corp..................................................   144,079    9,519,300
    SunTrust Banks, Inc................................................   171,048   11,689,420
*   SVB Financial Group................................................    19,812    4,387,962
    Synchrony Financial................................................   236,124    8,351,706
    T Rowe Price Group, Inc............................................    91,074   10,546,369
    Travelers Cos., Inc. (The).........................................   100,452   13,165,239
    U.S. Bancorp.......................................................   554,753   31,632,016
    Unum Group.........................................................    81,507    2,244,703
    Wells Fargo & Co................................................... 1,551,124   80,084,532
    Willis Towers Watson P.L.C.........................................    49,710    9,290,799

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

                                                                         SHARES       VALUE+
                                                                        --------- --------------
FINANCIALS -- (Continued)
#   Zions Bancorp NA...................................................    68,459 $    3,318,208
                                                                                  --------------
TOTAL FINANCIALS.......................................................            1,264,086,203
                                                                                  --------------
HEALTH CARE -- (13.9%)
    Abbott Laboratories................................................   683,730     57,166,665
    AbbVie, Inc........................................................   572,009     45,503,316
*   ABIOMED, Inc.......................................................    17,803      3,695,547
    Agilent Technologies, Inc..........................................   119,720      9,068,790
*   Alexion Pharmaceuticals, Inc.......................................    86,683      9,136,388
*   Align Technology, Inc..............................................    28,063      7,080,014
    Allergan P.L.C.....................................................   126,902     22,348,711
    AmerisourceBergen Corp.............................................    59,405      5,071,999
    Amgen, Inc.........................................................   231,998     49,473,573
    Anthem, Inc........................................................    98,875     26,605,285
    Baxter International, Inc..........................................   197,512     15,149,170
    Becton Dickinson and Co............................................   104,477     26,746,112
*   Biogen, Inc........................................................    71,355     21,314,452
*   Boston Scientific Corp.............................................   538,881     22,471,338
    Bristol-Myers Squibb Co............................................   633,592     36,349,173
    Cardinal Health, Inc...............................................   115,191      5,696,195
*   Celgene Corp.......................................................   274,181     29,619,773
*   Centene Corp.......................................................   159,877      8,486,271
    Cerner Corp........................................................   123,173      8,267,372
*   Cigna Corp.........................................................   146,398     26,126,187
    Cooper Cos., Inc. (The)............................................    19,095      5,556,645
    CVS Health Corp....................................................   503,106     33,401,207
    Danaher Corp.......................................................   246,991     34,040,300
*   DaVita, Inc........................................................    37,460      2,195,156
    DENTSPLY SIRONA, Inc...............................................    86,727      4,750,905
*   Edwards Lifesciences Corp..........................................    80,580     19,208,660
    Eli Lilly & Co.....................................................   328,666     37,451,491
    Gilead Sciences, Inc...............................................   489,482     31,184,898
    HCA Healthcare, Inc................................................   102,724     13,717,763
*   Henry Schein, Inc..................................................    57,564      3,602,643
*   Hologic, Inc.......................................................   103,173      4,984,288
    Humana, Inc........................................................    52,260     15,374,892
*   IDEXX Laboratories, Inc............................................    33,439      9,530,449
*   Illumina, Inc......................................................    56,868     16,805,631
*   Incyte Corp........................................................    69,337      5,818,761
*   Intuitive Surgical, Inc............................................    44,580     24,650,511
*   IQVIA Holdings, Inc................................................    70,478     10,178,433
    Johnson & Johnson.................................................. 1,020,979    134,810,067
*   Laboratory Corp. of America Holdings...............................    37,558      6,188,432
    McKesson Corp......................................................    71,531      9,513,623
    Medtronic P.L.C....................................................   519,033     56,522,694
    Merck & Co., Inc...................................................   990,498     85,836,557
*   Mettler-Toledo International, Inc..................................     9,459      6,668,027
*   Mylan NV...........................................................   199,850      3,827,128
#   PerkinElmer, Inc...................................................    43,275      3,719,919
    Perrigo Co. P.L.C..................................................    52,634      2,790,655
    Pfizer, Inc........................................................ 2,140,935     82,147,676
    Quest Diagnostics, Inc.............................................    52,266      5,291,933
*   Regeneron Pharmaceuticals, Inc.....................................    30,913      9,468,034
    ResMed, Inc........................................................    55,752      8,246,836
    Stryker Corp.......................................................   124,131     26,845,811
    Teleflex, Inc......................................................    17,758      6,169,307
    Thermo Fisher Scientific, Inc......................................   154,927     46,784,855
    UnitedHealth Group, Inc............................................   366,557     92,628,954
    Universal Health Services, Inc., Class B...........................    31,257      4,296,587

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

                                                                         SHARES       VALUE+
                                                                        --------- --------------
HEALTH CARE -- (Continued)
*   Varian Medical Systems, Inc........................................    34,996 $    4,227,867
*   Vertex Pharmaceuticals, Inc........................................    99,468     19,444,005
*   Waters Corp........................................................    25,826      5,465,298
*   WellCare Health Plans, Inc.........................................    19,405      5,755,523
    Zimmer Biomet Holdings, Inc........................................    79,084     10,931,781
    Zoetis, Inc........................................................   184,401     23,588,576
                                                                                  --------------
TOTAL HEALTH CARE......................................................            1,368,999,109
                                                                                  --------------
INDUSTRIALS -- (9.2%)
    3M Co..............................................................   222,306     36,678,267
    Alaska Air Group, Inc..............................................    48,203      3,346,734
    Allegion P.L.C.....................................................    36,022      4,179,993
#   American Airlines Group, Inc.......................................   155,030      4,660,202
    AMETEK, Inc........................................................    87,865      8,052,827
#   AO Smith Corp......................................................    53,171      2,641,535
    Arconic, Inc.......................................................   148,293      4,073,609
    Boeing Co. (The)...................................................   206,804     70,294,748
    Caterpillar, Inc...................................................   217,641     29,990,930
#   CH Robinson Worldwide, Inc.........................................    52,695      3,985,850
    Cintas Corp........................................................    32,115      8,628,337
*   Copart, Inc........................................................    78,561      6,492,281
    CSX Corp...........................................................   308,780     21,697,971
    Cummins, Inc.......................................................    61,041     10,528,352
    Deere & Co.........................................................   121,796     21,209,556
    Delta Air Lines, Inc...............................................   223,866     12,330,539
    Dover Corp.........................................................    56,105      5,828,749
    Eaton Corp. P.L.C..................................................   162,604     14,164,435
    Emerson Electric Co................................................   237,763     16,679,075
    Equifax, Inc.......................................................    46,440      6,348,812
    Expeditors International of Washington, Inc........................    66,060      4,818,416
    Fastenal Co........................................................   222,110      7,982,633
    FedEx Corp.........................................................    92,970     14,192,800
    Flowserve Corp.....................................................    50,269      2,455,138
    Fortive Corp.......................................................   113,917      7,860,273
    Fortune Brands Home & Security, Inc................................    53,428      3,208,351
    General Dynamics Corp..............................................    90,510     16,002,168
    General Electric Co................................................ 3,378,140     33,713,837
    Honeywell International, Inc.......................................   278,346     48,078,705
    Huntington Ingalls Industries, Inc.................................    16,038      3,619,135
    IDEX Corp..........................................................    29,234      4,546,764
*   IHS Markit, Ltd....................................................   155,168     10,864,863
    Illinois Tool Works, Inc...........................................   113,877     19,197,385
    Ingersoll-Rand P.L.C...............................................    93,696     11,889,085
    Jacobs Engineering Group, Inc......................................    52,418      4,905,276
#   JB Hunt Transport Services, Inc....................................    33,506      3,938,965
    Johnson Controls International P.L.C...............................   307,283     13,314,572
    Kansas City Southern...............................................    38,637      5,439,317
    L3Harris Technologies, Inc.........................................    86,378     17,820,645
    Lockheed Martin Corp...............................................    96,138     36,213,262
    Masco Corp.........................................................   111,486      5,156,228
    Nielsen Holdings P.L.C.............................................   136,140      2,744,582
    Norfolk Southern Corp..............................................   101,901     18,545,982
    Northrop Grumman Corp..............................................    60,873     21,456,515
    PACCAR, Inc........................................................   133,389     10,145,567
    Parker-Hannifin Corp...............................................    49,462      9,075,782
    Pentair P.L.C......................................................    65,011      2,696,006
    Quanta Services, Inc...............................................    54,838      2,305,938
    Raytheon Co........................................................   107,556     22,824,459
    Republic Services, Inc.............................................    82,493      7,218,962

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

                                                                          SHARES      VALUE+
                                                                         --------- ------------
INDUSTRIALS -- (Continued)
     Robert Half International, Inc.....................................    45,246 $  2,591,238
     Rockwell Automation, Inc...........................................    45,025    7,743,850
#    Rollins, Inc.......................................................    54,281    2,068,649
     Roper Technologies, Inc............................................    40,361   13,600,043
     Snap-on, Inc.......................................................    21,299    3,464,708
     Southwest Airlines Co..............................................   186,914   10,491,483
     Stanley Black & Decker, Inc........................................    58,739    8,888,973
     Textron, Inc.......................................................    88,840    4,094,636
     TransDigm Group, Inc...............................................    19,203   10,106,155
     Union Pacific Corp.................................................   272,722   45,124,582
*    United Airlines Holdings, Inc......................................    85,333    7,751,650
     United Parcel Service, Inc., Class B...............................   270,155   31,113,751
*    United Rentals, Inc................................................    29,851    3,987,198
     United Technologies Corp...........................................   313,796   45,054,830
     Verisk Analytics, Inc..............................................    63,565    9,197,856
#    Wabtec Corp........................................................    70,301    4,876,780
     Waste Management, Inc..............................................   151,020   16,945,954
     WW Grainger, Inc...................................................    17,254    5,328,725
     Xylem, Inc.........................................................    69,774    5,350,968
                                                                                   ------------
TOTAL INDUSTRIALS.......................................................            901,826,442
                                                                                   ------------
INFORMATION TECHNOLOGY -- (22.1%)
     Accenture P.L.C., Class A..........................................   246,553   45,715,857
*    Adobe, Inc.........................................................   187,987   52,247,227
# *  Advanced Micro Devices, Inc........................................   419,951   14,248,937
*    Akamai Technologies, Inc...........................................    63,612    5,502,438
     Alliance Data Systems Corp.........................................    16,029    1,602,900
     Amphenol Corp., Class A............................................   114,849   11,522,800
     Analog Devices, Inc................................................   142,497   15,194,455
*    ANSYS, Inc.........................................................    32,755    7,211,013
     Apple, Inc......................................................... 1,643,378  408,806,711
     Applied Materials, Inc.............................................   357,360   19,390,354
*    Arista Networks, Inc...............................................    21,052    5,148,688
*    Autodesk, Inc......................................................    85,046   12,532,379
     Automatic Data Processing, Inc.....................................   168,059   27,264,212
     Broadcom, Inc......................................................   153,998   45,098,314
     Broadridge Financial Solutions, Inc................................    44,043    5,515,065
*    Cadence Design Systems, Inc........................................   108,317    7,078,516
     CDW Corp...........................................................    55,984    7,160,913
     Cisco Systems, Inc................................................. 1,642,318   78,026,528
     Citrix Systems, Inc................................................    47,956    5,220,490
     Cognizant Technology Solutions Corp., Class A......................   213,657   13,020,258
     Corning, Inc.......................................................   300,806    8,912,882
     DXC Technology Co..................................................   100,676    2,785,705
*    F5 Networks, Inc...................................................    23,326    3,360,810
     Fidelity National Information Services, Inc........................   237,315   31,268,624
*    Fiserv, Inc........................................................   220,938   23,450,359
*    FleetCor Technologies, Inc.........................................    33,557    9,873,141
     FLIR Systems, Inc..................................................    51,638    2,662,455
*    Fortinet, Inc......................................................    54,714    4,462,474
*    Gartner, Inc.......................................................    34,987    5,390,797
     Global Payments, Inc...............................................   116,072   19,637,061
     Hewlett Packard Enterprise Co......................................   505,080    8,288,363
     HP, Inc............................................................   573,288    9,958,013
     Intel Corp......................................................... 1,713,775   96,879,701
     International Business Machines Corp...............................   342,707   45,830,207
     Intuit, Inc........................................................   100,611   25,907,333
# *  IPG Photonics Corp.................................................    13,904    1,867,029
     Jack Henry & Associates, Inc.......................................    30,073    4,257,134

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

                                                                         SHARES       VALUE+
                                                                        --------- --------------
INFORMATION TECHNOLOGY -- (Continued)
    Juniper Networks, Inc..............................................   132,676 $    3,293,018
*   Keysight Technologies, Inc.........................................    72,332      7,299,022
    KLA Corp...........................................................    61,609     10,414,385
    Lam Research Corp..................................................    55,914     15,154,931
    Leidos Holdings, Inc...............................................    52,295      4,509,398
    Mastercard, Inc., Class A..........................................   345,373     95,602,700
    Maxim Integrated Products, Inc.....................................   105,194      6,170,680
#   Microchip Technology, Inc..........................................    92,274      8,700,516
*   Micron Technology, Inc.............................................   427,337     20,319,874
    Microsoft Corp..................................................... 2,953,808    423,487,453
    Motorola Solutions, Inc............................................    64,046     10,652,131
    NetApp, Inc........................................................    92,038      5,143,083
    NortonLifeLock Inc.................................................   219,963      5,032,753
    NVIDIA Corp........................................................   235,596     47,359,508
    Oracle Corp........................................................   851,719     46,410,168
    Paychex, Inc.......................................................   123,425     10,323,267
*   PayPal Holdings, Inc...............................................   455,204     47,386,736
*   Qorvo, Inc.........................................................    45,721      3,697,000
    QUALCOMM, Inc......................................................   470,285     37,829,725
*   salesforce.com, Inc................................................   339,273     53,092,832
    Seagate Technology P.L.C...........................................    91,590      5,314,968
    Skyworks Solutions, Inc............................................    66,277      6,035,184
*   Synopsys, Inc......................................................    58,059      7,881,509
    TE Connectivity, Ltd...............................................   129,472     11,587,744
    Texas Instruments, Inc.............................................   361,403     42,641,940
*   VeriSign, Inc......................................................    40,502      7,696,190
#   Visa, Inc., Class A................................................   668,090    119,494,577
    Western Digital Corp...............................................   114,511      5,914,493
#   Western Union Co. (The)............................................   166,280      4,166,977
*   Xerox Holdings Corp................................................    74,290      2,520,660
    Xilinx, Inc........................................................    98,076      8,899,416
                                                                                  --------------
TOTAL INFORMATION TECHNOLOGY...........................................            2,176,332,981
                                                                                  --------------
MATERIALS -- (2.6%)
    Air Products & Chemicals, Inc......................................    85,063     18,140,535
#   Albemarle Corp.....................................................    41,247      2,505,343
*   Amcor P.L.C........................................................   627,623      5,974,971
    Avery Dennison Corp................................................    32,318      4,132,180
    Ball Corp..........................................................   128,699      9,005,069
    Celanese Corp......................................................    47,795      5,790,364
    CF Industries Holdings, Inc........................................    84,169      3,817,064
*   Corteva, Inc.......................................................   289,893      7,647,377
*   Dow, Inc...........................................................   286,604     14,470,636
    DuPont de Nemours, Inc.............................................   288,584     19,020,571
    Eastman Chemical Co................................................    53,662      4,080,459
    Ecolab, Inc........................................................    96,847     18,601,403
    FMC Corp...........................................................    50,839      4,651,769
    Freeport-McMoRan, Inc..............................................   565,553      5,553,730
#   International Flavors & Fragrances, Inc............................    41,307      5,039,867
    International Paper Co.............................................   153,207      6,692,082
    Linde P.L.C........................................................   209,049     41,464,869
    LyondellBasell Industries NV, Class A..............................    99,863      8,957,711
    Martin Marietta Materials, Inc.....................................    24,305      6,365,723
    Mosaic Co. (The)...................................................   137,652      2,736,522
    Newmont Goldcorp Corp..............................................   315,962     12,553,170
    Nucor Corp.........................................................   118,136      6,361,624
    Packaging Corp. of America.........................................    37,001      4,050,129
    PPG Industries, Inc................................................    91,245     11,416,574
    Sealed Air Corp....................................................    60,845      2,541,496

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

                                                                          SHARES     VALUE+
                                                                          ------- ------------
MATERIALS -- (Continued)
    Sherwin-Williams Co. (The)...........................................  31,764 $ 18,179,173
    Vulcan Materials Co..................................................  50,996    7,285,799
    WestRock Co..........................................................  99,036    3,700,975
                                                                                  ------------
TOTAL MATERIALS..........................................................          260,737,185
                                                                                  ------------
REAL ESTATE -- (3.1%)
    Alexandria Real Estate Equities, Inc.................................  43,608    6,922,770
    American Tower Corp.................................................. 171,256   37,347,508
    Apartment Investment & Management Co., Class A.......................  57,469    3,153,899
    AvalonBay Communities, Inc...........................................  54,126   11,781,065
    Boston Properties, Inc...............................................  55,610    7,629,692
*   CBRE Group, Inc., Class A............................................ 130,114    6,967,605
    Crown Castle International Corp...................................... 160,838   22,322,706
#   Digital Realty Trust, Inc............................................  80,571   10,235,740
    Duke Realty Corp..................................................... 138,947    4,882,598
    Equinix, Inc.........................................................  32,813   18,597,752
    Equity Residential................................................... 134,859   11,956,599
    Essex Property Trust, Inc............................................  25,450    8,325,458
    Extra Space Storage, Inc.............................................  50,101    5,624,839
    Federal Realty Investment Trust......................................  26,967    3,667,782
    Healthpeak Properties, Inc........................................... 189,989    7,147,386
    Host Hotels & Resorts, Inc........................................... 281,864    4,619,751
#   Iron Mountain, Inc................................................... 110,695    3,630,796
#   Kimco Realty Corp.................................................... 164,913    3,555,524
#   Macerich Co. (The)...................................................  41,418    1,138,995
    Mid-America Apartment Communities, Inc...............................  44,483    6,182,692
    Prologis, Inc........................................................ 244,156   21,427,130
    Public Storage.......................................................  58,088   12,945,492
#   Realty Income Corp................................................... 123,109   10,069,085
    Regency Centers Corp.................................................  64,585    4,342,695
    SBA Communications Corp..............................................  43,869   10,557,075
    Simon Property Group, Inc............................................ 118,854   17,908,921
    SL Green Realty Corp.................................................  31,408    2,625,709
    UDR, Inc............................................................. 113,288    5,692,722
    Ventas, Inc.......................................................... 144,137    9,383,319
    Vornado Realty Trust.................................................  61,268    4,021,019
    Welltower, Inc....................................................... 156,364   14,180,651
    Weyerhaeuser Co...................................................... 287,648    8,402,198
                                                                                  ------------
TOTAL REAL ESTATE........................................................          307,247,173
                                                                                  ------------
UTILITIES -- (3.5%)
    AES Corp............................................................. 256,519    4,373,649
    Alliant Energy Corp..................................................  92,510    4,934,483
    Ameren Corp..........................................................  95,323    7,406,597
    American Electric Power Co., Inc..................................... 191,028   18,031,133
    American Water Works Co., Inc........................................  69,571    8,576,017
    Atmos Energy Corp....................................................  45,727    5,143,373
    CenterPoint Energy, Inc.............................................. 193,580    5,627,371
    CMS Energy Corp...................................................... 109,308    6,986,967
    Consolidated Edison, Inc............................................. 128,492   11,849,532
    Dominion Energy, Inc................................................. 317,963   26,247,846
    DTE Energy Co........................................................  71,197    9,064,802
    Duke Energy Corp..................................................... 282,300   26,609,598
    Edison International................................................. 138,529    8,713,474
    Entergy Corp.........................................................  76,919    9,344,120
    Evergy, Inc..........................................................  91,092    5,821,690
#   Eversource Energy.................................................... 125,192   10,483,578
    Exelon Corp.......................................................... 375,142   17,065,210

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

                                                                           SHARES       VALUE+
                                                                         ---------- --------------
UTILITIES -- (Continued)
       FirstEnergy Corp.................................................    208,898 $   10,093,951
       NextEra Energy, Inc..............................................    189,077     45,064,612
       NiSource, Inc....................................................    144,098      4,040,508
       NRG Energy, Inc..................................................     97,550      3,913,706
       Pinnacle West Capital Corp.......................................     43,234      4,069,184
       PPL Corp.........................................................    278,891      9,340,060
       Public Service Enterprise Group, Inc.............................    195,707     12,390,210
       Sempra Energy....................................................    106,233     15,351,731
       Southern Co. (The)...............................................    404,355     25,336,884
       WEC Energy Group, Inc............................................    121,794     11,497,354
       Xcel Energy, Inc.................................................    202,856     12,883,385
                                                                                    --------------
TOTAL UTILITIES.........................................................               340,261,025
                                                                                    --------------
TOTAL COMMON STOCKS.....................................................             9,759,651,674
                                                                                    --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
       State Street Institutional U.S. Government Money Market
         Fund 1.752%.................................................... 20,161,824     20,161,824
                                                                                    --------------
SECURITIES LENDING COLLATERAL -- (0.8%)
@ (S)  The DFA Short Term Investment Fund...............................  7,154,639     82,786,331
                                                                                    --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,156,134,666)...............................................              $9,862,599,829
                                                                                    ==============

P.L.C.  Public Limited Company

+  See Note B to Financial Statements.
*  Non-Income Producing Securities.
#  Total or Partial Securities on Loan.
@  Security purchased with cash proceeds from Securities on Loan.
(S)Affiliated Fund.

As of October 31, 2019, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

                                                                                   UNREALIZED
                                    NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                         CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                         --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index.............    186     12/20/19  $28,010,050 $28,232,940    $222,890
                                                         ----------- -----------    --------
TOTAL FUTURES CONTRACTS............                      $28,010,050 $28,232,940    $222,890
                                                         =========== ===========    ========

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ---------------------------------------------
                                            LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                         -------------- ------- ------- --------------
Common Stocks
   Communication Services............... $1,017,324,717   --      --    $1,017,324,717
   Consumer Discretionary...............    977,093,810   --      --       977,093,810
   Consumer Staples.....................    723,885,240   --      --       723,885,240
   Energy...............................    421,857,789   --      --       421,857,789
   Financials...........................  1,264,086,203   --      --     1,264,086,203
   Health Care..........................  1,368,999,109   --      --     1,368,999,109
   Industrials..........................    901,826,442   --      --       901,826,442
   Information Technology...............  2,176,332,981   --      --     2,176,332,981
   Materials............................    260,737,185   --      --       260,737,185

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         -------------------------------------------------
                                            LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                                         -------------- ----------- ------- --------------
   Real Estate.......................... $  307,247,173          --   --    $  307,247,173
   Utilities............................    340,261,025          --   --       340,261,025
Temporary Cash Investments..............     20,161,824          --   --        20,161,824
Securities Lending Collateral...........             -- $82,786,331   --        82,786,331
Futures Contracts**.....................        222,890          --   --           222,890
                                         -------------- -----------   --    --------------
TOTAL................................... $9,780,036,388 $82,786,331   --    $9,862,822,719
                                         ============== ===========   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                         SHARES       VALUE+
                                                                       ---------- --------------
COMMON STOCKS -- (98.6%)
COMMUNICATION SERVICES -- (12.0%)
*    Altice USA, Inc., Class A........................................    584,995 $   18,105,595
     AT&T, Inc........................................................ 33,969,452  1,307,484,208
     CBS Corp., Class B...............................................     46,200      1,665,048
#    CenturyLink, Inc.................................................  7,391,428     95,645,078
*    Charter Communications, Inc., Class A............................    940,732    440,130,874
     Comcast Corp., Class A........................................... 21,970,229    984,705,664
# *  Discovery, Inc., Class A.........................................  1,025,284     27,636,530
*    Discovery, Inc., Class C.........................................  1,502,102     37,913,054
*    DISH Network Corp., Class A......................................    589,358     20,262,128
     Fox Corp., Class A...............................................    316,800     10,150,272
*    Fox Corp., Class B...............................................    124,736      3,896,753
# *  GCI Liberty, Inc., Class A.......................................     59,566      4,168,429
     Interpublic Group of Cos., Inc. (The)............................    601,891     13,091,129
*    Liberty Broadband Corp., Class A.................................     27,366      3,228,914
*    Liberty Broadband Corp., Class C.................................    180,560     21,318,719
# *  Liberty Media Corp.-Liberty Formula One, Class A.................     39,281      1,588,131
*    Liberty Media Corp.-Liberty Formula One, Class C.................     78,562      3,338,885
*    Liberty Media Corp.-Liberty SiriusXM, Class A....................    157,126      7,056,529
*    Liberty Media Corp.-Liberty SiriusXM, Class C....................    314,252     14,201,048
*    Madison Square Garden Co. (The), Class A.........................     12,058      3,218,521
     News Corp., Class A..............................................    527,829      7,236,536
     News Corp., Class B..............................................     64,856        915,767
# *  Sprint Corp......................................................  2,014,058     12,507,300
*    T-Mobile US, Inc.................................................  1,093,947     90,425,659
#    Viacom, Inc., Class A............................................      4,879        116,559
     Viacom, Inc., Class B............................................  1,876,508     40,457,512
     Walt Disney Co. (The)............................................  3,453,204    448,640,264
                                                                                  --------------
TOTAL COMMUNICATION SERVICES..........................................             3,619,105,106
                                                                                  --------------
CONSUMER DISCRETIONARY -- (6.7%)
     Advance Auto Parts, Inc..........................................    260,621     42,345,700
     Aramark..........................................................    991,310     43,379,726
#    Autoliv, Inc.....................................................    418,017     32,538,443
     BorgWarner, Inc..................................................  1,108,515     46,202,905
# *  Caesars Entertainment Corp.......................................    154,842      1,901,460
*    Capri Holdings, Ltd..............................................     24,034        746,736
# *  CarMax, Inc......................................................    262,735     24,479,020
     Carnival Corp....................................................  1,353,266     58,041,579
*    Dollar Tree, Inc.................................................    407,456     44,983,142
     DR Horton, Inc...................................................  3,053,585    159,916,246
#    Foot Locker, Inc.................................................     82,279      3,579,959
     Ford Motor Co.................................................... 16,051,999    137,886,671
#    Gap, Inc. (The)..................................................    942,706     15,328,400
     Garmin, Ltd......................................................    539,936     50,619,000
     General Motors Co................................................  6,055,833    225,034,754
     Gentex Corp......................................................  1,387,044     38,906,584
#    Harley-Davidson, Inc.............................................    509,141     19,810,676
#    Hyatt Hotels Corp., Class A......................................    139,548     10,429,817
     Kohl's Corp......................................................  1,636,864     83,905,649
     Lear Corp........................................................    355,345     41,848,981
     Lennar Corp., Class A............................................    976,115     58,176,454
     Lennar Corp., Class B............................................     37,985      1,786,055
*    LKQ Corp.........................................................  1,651,942     56,149,509
#    Macy's, Inc......................................................    108,603      1,646,421
     MGM Resorts International........................................  2,471,336     70,433,076

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                                         SHARES       VALUE+
                                                                       ---------- --------------
CONSUMER DISCRETIONARY -- (Continued)
*    Mohawk Industries, Inc...........................................    582,542 $   83,524,872
     Newell Brands, Inc...............................................    686,895     13,030,398
*    Norwegian Cruise Line Holdings, Ltd..............................  1,521,501     77,231,391
     PulteGroup, Inc..................................................  2,391,049     93,824,763
     PVH Corp.........................................................    453,566     39,532,813
*    Qurate Retail, Inc., Class A.....................................  1,514,172     14,445,201
     Ralph Lauren Corp................................................    326,288     31,343,225
     Royal Caribbean Cruises, Ltd.....................................  1,212,750    131,983,582
*    Skechers U.S.A., Inc., Class A...................................     31,900      1,192,103
     Tapestry, Inc....................................................    434,510     11,236,429
     Target Corp......................................................  1,473,116    157,490,831
#    Tiffany & Co.....................................................     56,092      6,984,015
     Toll Brothers, Inc...............................................    212,428      8,448,262
# *  Veoneer, Inc.....................................................    295,951      4,711,540
#    Whirlpool Corp...................................................    493,880     75,129,026
                                                                                  --------------
TOTAL CONSUMER DISCRETIONARY..........................................             2,020,185,414
                                                                                  --------------
CONSUMER STAPLES -- (4.8%)
     Archer-Daniels-Midland Co........................................  1,090,428     45,841,593
     Bunge, Ltd.......................................................    587,605     31,730,670
     Conagra Brands, Inc..............................................    406,040     10,983,382
     Constellation Brands, Inc., Class A..............................    213,898     40,711,206
#    Coty, Inc., Class A..............................................    428,541      5,009,644
     Ingredion, Inc...................................................    246,558     19,478,082
     JM Smucker Co. (The).............................................    872,710     92,227,993
     Kraft Heinz Co. (The)............................................    974,551     31,507,234
     Kroger Co. (The).................................................  2,545,010     62,709,046
#    Molson Coors Brewing Co., Class B................................    659,891     34,789,454
     Mondelez International, Inc., Class A............................  3,530,822    185,191,614
*    Pilgrim's Pride Corp.............................................      6,211        188,566
*    Post Holdings, Inc...............................................    411,384     42,331,414
     Seaboard Corp....................................................         13         54,848
     Spectrum Brands Holdings, Inc....................................      7,603        381,747
     Tyson Foods, Inc., Class A.......................................  1,750,467    144,921,163
*    US Foods Holding Corp............................................  1,067,900     42,363,593
     Walgreens Boots Alliance, Inc....................................  3,401,321    186,324,364
     Walmart, Inc.....................................................  3,918,069    459,432,771
                                                                                  --------------
TOTAL CONSUMER STAPLES................................................             1,436,178,384
                                                                                  --------------
ENERGY -- (12.1%)
#    Apache Corp......................................................  2,420,600     52,430,196
     Baker Hughes Co..................................................    820,593     17,560,690
     Chevron Corp.....................................................  8,424,414    978,411,442
     Cimarex Energy Co................................................     11,916        503,094
     Concho Resources, Inc............................................    769,257     51,940,233
     ConocoPhillips...................................................  5,133,675    283,378,860
     Devon Energy Corp................................................  1,796,255     36,428,051
     Diamondback Energy, Inc..........................................    521,040     44,684,390
     EOG Resources, Inc...............................................    101,477      7,033,371
     Exxon Mobil Corp................................................. 13,344,776    901,706,514
#    Helmerich & Payne, Inc...........................................     20,914        784,275
#    Hess Corp........................................................    966,730     63,562,497
     HollyFrontier Corp...............................................  1,384,206     76,048,278
     Kinder Morgan, Inc...............................................  4,919,231     98,286,235
     Marathon Oil Corp................................................  6,031,073     69,538,272
     Marathon Petroleum Corp..........................................  3,109,699    198,865,251
     National Oilwell Varco, Inc......................................  1,225,519     27,721,240
     Noble Energy, Inc................................................  2,942,820     56,678,713

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CONTINUED

                                                                         SHARES       VALUE+
                                                                       ---------- --------------
ENERGY -- (Continued)
     Occidental Petroleum Corp........................................  3,385,945 $  137,130,772
     Parsley Energy, Inc., Class A....................................     89,221      1,410,584
     Phillips 66......................................................  1,185,191    138,454,013
     Pioneer Natural Resources Co.....................................    372,180     45,785,584
     Schlumberger, Ltd................................................  1,658,862     54,228,199
#    Targa Resources Corp.............................................    921,528     35,829,009
     TechnipFMC P.L.C.................................................  1,440,051     28,412,206
# *  Transocean, Ltd..................................................    586,439      2,785,585
     Valero Energy Corp...............................................  2,446,279    237,240,137
*    WPX Energy, Inc..................................................      3,215         32,086
                                                                                  --------------
TOTAL ENERGY..........................................................             3,646,869,777
                                                                                  --------------
FINANCIALS -- (23.2%)
     Aflac, Inc.......................................................  2,296,128    122,062,165
*    Alleghany Corp...................................................     33,873     26,363,017
     Allstate Corp. (The).............................................    958,107    101,961,747
     Ally Financial, Inc..............................................  3,013,089     92,290,916
     American Financial Group, Inc....................................    352,608     36,685,336
     American International Group, Inc................................  1,399,338     74,108,941
*    Arch Capital Group, Ltd..........................................    522,976     21,839,478
     Assurant, Inc....................................................    226,026     28,495,098
*    Athene Holding, Ltd., Class A....................................    122,622      5,315,664
     AXA Equitable Holdings, Inc......................................      1,600         34,560
     Axis Capital Holdings, Ltd.......................................    110,882      6,589,717
     Bank of America Corp............................................. 22,040,613    689,210,000
     Bank of New York Mellon Corp. (The)..............................  3,657,167    170,972,557
#    BB&T Corp........................................................  2,089,291    110,836,888
*    Berkshire Hathaway, Inc., Class B................................  2,984,980    634,547,048
#    BOK Financial Corp...............................................      6,114        471,695
     Capital One Financial Corp.......................................  2,121,634    197,842,371
     Chubb, Ltd.......................................................    590,560     90,013,155
     CIT Group, Inc...................................................     65,813      2,822,720
     Citigroup, Inc...................................................  7,149,102    513,734,470
     Citizens Financial Group, Inc....................................    912,076     32,068,592
     CNA Financial Corp...............................................    188,355      8,445,838
     Comerica, Inc....................................................    140,757      9,208,323
     E*TRADE Financial Corp...........................................     64,016      2,675,229
     East West Bancorp, Inc...........................................    105,524      4,529,090
     Everest Re Group, Ltd............................................    128,591     33,059,460
     Fifth Third Bancorp..............................................  4,857,785    141,264,388
#    Franklin Resources, Inc..........................................     47,772      1,316,119
     Goldman Sachs Group, Inc. (The)..................................  1,393,141    297,268,427
     Hartford Financial Services Group, Inc. (The)....................  2,308,918    131,793,039
     Huntington Bancshares, Inc.......................................  6,621,934     93,567,927
#    Invesco, Ltd.....................................................    920,299     15,479,429
     Jefferies Financial Group, Inc...................................    303,442      5,665,262
     JPMorgan Chase & Co..............................................  7,660,148    956,905,688
     KeyCorp..........................................................  4,153,962     74,646,697
     Lincoln National Corp............................................    796,355     44,978,130
     Loews Corp.......................................................  1,174,023     57,527,127
     M&T Bank Corp....................................................    147,509     23,089,584
*    Markel Corp......................................................        240        281,040
     MetLife, Inc.....................................................  1,663,754     77,847,050
     Morgan Stanley...................................................  4,980,221    229,339,177
#    New York Community Bancorp, Inc..................................    922,610     10,748,407
     Old Republic International Corp..................................    816,263     18,235,315
     PacWest Bancorp..................................................    150,183      5,555,269
#    People's United Financial, Inc...................................    396,896      6,417,808
     PNC Financial Services Group, Inc. (The).........................  1,313,525    192,694,118

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CONTINUED

                                                                         SHARES       VALUE+
                                                                       ---------- --------------
FINANCIALS -- (Continued)
     Principal Financial Group, Inc...................................  1,705,517 $   91,040,497
#    Prosperity Bancshares, Inc.......................................     47,592      3,284,800
     Prudential Financial, Inc........................................    751,138     68,458,717
     Regions Financial Corp...........................................  6,240,662    100,474,658
     Reinsurance Group of America, Inc................................    239,920     38,979,802
     RenaissanceRe Holdings, Ltd......................................    112,797     21,113,342
     Santander Consumer USA Holdings, Inc.............................    811,033     20,340,708
     Signature Bank...................................................        400         47,328
     State Street Corp................................................    412,299     27,240,595
     SunTrust Banks, Inc..............................................  1,285,995     87,884,898
     Synchrony Financial..............................................  1,129,706     39,957,701
     Synovus Financial Corp...........................................    261,271      8,849,249
     TCF Financial Corp...............................................    136,600      5,407,994
     Travelers Cos., Inc. (The).......................................  1,165,331    152,728,281
     Unum Group.......................................................    831,133     22,889,403
     Voya Financial, Inc..............................................    184,436      9,952,167
     Wells Fargo & Co................................................. 16,157,084    834,190,247
     WR Berkley Corp..................................................    418,566     29,257,763
#    Zions Bancorp NA.................................................    923,809     44,777,022
                                                                                  --------------
TOTAL FINANCIALS......................................................             7,007,679,248
                                                                                  --------------
HEALTH CARE -- (14.2%)
     Abbott Laboratories..............................................  1,462,722    122,298,186
*    Alexion Pharmaceuticals, Inc.....................................     28,582      3,012,543
     Allergan P.L.C...................................................    496,938     87,515,751
     Anthem, Inc......................................................  1,376,563    370,405,572
     Becton Dickinson and Co..........................................     71,096     18,200,576
*    Biogen, Inc......................................................    111,156     33,203,409
*    Bio-Rad Laboratories, Inc., Class A..............................     21,944      7,277,069
     Cardinal Health, Inc.............................................  1,267,954     62,700,325
# *  Centene Corp.....................................................  1,548,926     82,216,992
*    Cigna Corp.......................................................  1,498,160    267,361,634
     CVS Health Corp..................................................  5,447,574    361,664,438
     Danaher Corp.....................................................  1,690,202    232,943,640
# *  DaVita, Inc......................................................  1,134,770     66,497,522
     DENTSPLY SIRONA, Inc.............................................    220,294     12,067,705
# *  Elanco Animal Health, Inc........................................     76,665      2,071,488
# *  Henry Schein, Inc................................................    186,248     11,656,331
     Humana, Inc......................................................    529,635    155,818,617
*    IQVIA Holdings, Inc..............................................    340,428     49,164,612
*    Jazz Pharmaceuticals P.L.C.......................................    216,273     27,170,377
*    Laboratory Corp. of America Holdings.............................    759,892    125,207,405
     McKesson Corp....................................................    681,683     90,663,839
     Medtronic P.L.C..................................................  4,359,974    474,801,169
*    Mylan NV.........................................................  3,245,750     62,156,112
     PerkinElmer, Inc.................................................    110,802      9,524,540
     Perrigo Co. P.L.C................................................    386,545     20,494,616
     Pfizer, Inc...................................................... 24,583,746    943,278,334
     Quest Diagnostics, Inc...........................................    959,708     97,170,435
     STERIS P.L.C.....................................................    209,661     29,681,708
*    Syneos Health, Inc...............................................     13,705        687,306
     Thermo Fisher Scientific, Inc....................................  1,073,774    324,258,273
*    United Therapeutics Corp.........................................     39,888      3,583,538
     Universal Health Services, Inc., Class B.........................    542,770     74,609,164
*    WellCare Health Plans, Inc.......................................     37,753     11,197,540
     Zimmer Biomet Holdings, Inc......................................    322,650     44,599,909
                                                                                  --------------
TOTAL HEALTH CARE.....................................................             4,285,160,675
                                                                                  --------------

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CONTINUED

                                                                        SHARES       VALUE+
                                                                       --------- --------------
INDUSTRIALS -- (10.6%)
     Acuity Brands, Inc...............................................    24,065 $    3,003,071
*    AECOM............................................................   520,350     20,819,204
     AGCO Corp........................................................   438,069     33,595,512
     Alaska Air Group, Inc............................................   643,400     44,671,262
     AMERCO...........................................................    84,734     34,320,659
     Arconic, Inc..................................................... 2,019,433     55,473,825
     Arcosa, Inc......................................................    81,906      3,146,009
     Carlisle Cos., Inc...............................................   360,870     54,949,675
     Cummins, Inc.....................................................   400,577     69,091,521
     Delta Air Lines, Inc............................................. 2,950,569    162,517,341
     Dover Corp.......................................................   485,505     50,439,114
     Eaton Corp. P.L.C................................................ 1,816,899    158,270,072
     FedEx Corp....................................................... 1,023,792    156,292,087
     Fluor Corp.......................................................       363          5,848
     Fortive Corp.....................................................     1,646        113,574
     Fortune Brands Home & Security, Inc..............................   523,155     31,415,458
# *  Gardner Denver Holdings, Inc.....................................    81,351      2,589,402
     General Electric Co.............................................. 9,293,605     92,750,178
*    Genesee & Wyoming, Inc., Class A.................................    58,287      6,471,606
     Hubbell, Inc.....................................................    27,996      3,967,033
     Ingersoll-Rand P.L.C.............................................   830,409    105,370,598
     Jacobs Engineering Group, Inc....................................   415,660     38,897,463
*    JetBlue Airways Corp............................................. 2,227,456     42,989,901
     Johnson Controls International P.L.C............................. 2,804,749    121,529,774
     Kansas City Southern.............................................   681,598     95,955,366
     L3Harris Technologies, Inc.......................................   438,763     90,521,195
     ManpowerGroup, Inc...............................................   395,462     35,955,405
     Nielsen Holdings P.L.C........................................... 1,415,182     28,530,069
     Norfolk Southern Corp............................................ 1,385,379    252,138,978
     nVent Electric P.L.C.............................................   369,406      8,518,502
     Oshkosh Corp.....................................................   362,340     30,936,589
     Owens Corning....................................................   810,816     49,686,804
     PACCAR, Inc......................................................   769,837     58,553,802
     Pentair P.L.C.................................................... 1,025,620     42,532,461
     Quanta Services, Inc.............................................   653,713     27,488,632
     Republic Services, Inc........................................... 1,904,674    166,678,022
*    Sensata Technologies Holding P.L.C...............................   638,184     32,668,639
#    Snap-on, Inc.....................................................   315,643     51,345,647
     Southwest Airlines Co............................................ 1,400,836     78,628,925
     Stanley Black & Decker, Inc...................................... 1,031,996    156,171,955
     Textron, Inc..................................................... 1,940,539     89,439,443
*    United Airlines Holdings, Inc.................................... 1,825,283    165,808,708
*    United Rentals, Inc..............................................   223,950     29,913,001
     United Technologies Corp......................................... 2,227,609    319,840,100
#    Wabtec Corp......................................................   304,785     21,142,935
# *  XPO Logistics, Inc...............................................   847,283     64,732,421
                                                                                 --------------
TOTAL INDUSTRIALS.....................................................            3,189,877,786
                                                                                 --------------
INFORMATION TECHNOLOGY -- (9.8%)
*    Akamai Technologies, Inc.........................................    37,876      3,276,274
     Amdocs, Ltd......................................................   707,865     46,152,798
     Analog Devices, Inc..............................................   609,183     64,957,183
*    Arrow Electronics, Inc...........................................   552,900     43,833,912
     Avnet, Inc.......................................................   182,124      7,204,825
     Broadcom, Inc....................................................    36,815     10,781,273
*    Cerence Inc......................................................       658         10,199
*    Ciena Corp.......................................................    75,200      2,791,424
     Cisco Systems, Inc...............................................         1             48
     Cognizant Technology Solutions Corp., Class A....................   153,816      9,373,547

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CONTINUED

                                                                         SHARES       VALUE+
                                                                       ---------- --------------
INFORMATION TECHNOLOGY -- (Continued)
     Corning, Inc.....................................................  3,764,880 $  111,553,394
     Cypress Semiconductor Corp.......................................     93,842      2,183,703
*    Dell Technologies, Inc., Class C.................................    226,346     11,971,440
     Dolby Laboratories, Inc., Class A................................     16,857      1,084,411
     DXC Technology Co................................................  1,347,255     37,278,546
     Fidelity National Information Services, Inc......................  1,545,803    203,675,003
*    Fiserv, Inc......................................................    293,749     31,178,519
*    Flex, Ltd........................................................  1,392,460     16,361,405
     Global Payments, Inc.............................................    157,082     26,575,133
     Hewlett Packard Enterprise Co....................................  8,049,570    132,093,444
     HP, Inc..........................................................  9,619,949    167,098,514
     Intel Corp....................................................... 22,465,295  1,269,963,126
# *  IPG Photonics Corp...............................................      1,434        192,558
     Jabil, Inc.......................................................    219,735      8,090,643
     Juniper Networks, Inc............................................  1,355,970     33,655,175
     Lam Research Corp................................................     71,254     19,312,684
     Leidos Holdings, Inc.............................................    739,121     63,734,404
#    Marvell Technology Group, Ltd....................................  1,053,978     25,706,523
*    Micron Technology, Inc...........................................  5,266,057    250,401,010
*    Nuance Communications, Inc.......................................      5,268         85,974
*    ON Semiconductor Corp............................................  1,982,115     40,435,146
*    Qorvo, Inc.......................................................    509,020     41,159,357
     Skyworks Solutions, Inc..........................................    302,382     27,534,905
     SS&C Technologies Holdings, Inc..................................    177,841      9,249,510
     SYNNEX Corp......................................................     30,166      3,551,745
     TE Connectivity, Ltd.............................................    991,804     88,766,458
     Western Digital Corp.............................................  1,392,000     71,896,800
*    Xerox Holdings Corp..............................................  1,739,519     59,021,880
                                                                                  --------------
TOTAL INFORMATION TECHNOLOGY..........................................             2,942,192,893
                                                                                  --------------
MATERIALS -- (4.6%)
     Air Products & Chemicals, Inc....................................    389,905     83,151,140
#    Albemarle Corp...................................................    584,580     35,507,389
*    Amcor P.L.C......................................................     14,097        134,203
     Ashland Global Holdings, Inc.....................................    217,336     16,815,286
     Ball Corp........................................................    481,524     33,692,234
     CF Industries Holdings, Inc......................................  1,284,847     58,267,812
*    Corteva, Inc.....................................................  1,044,893     27,564,277
*    Dow, Inc.........................................................  1,197,177     60,445,467
     DuPont de Nemours, Inc...........................................  1,044,893     68,868,898
     Eastman Chemical Co..............................................  1,058,943     80,522,026
     Freeport-McMoRan, Inc............................................  7,074,669     69,473,250
     Huntsman Corp....................................................    494,288     10,938,593
#    International Flavors & Fragrances, Inc..........................     36,015      4,394,190
     International Paper Co...........................................  2,075,616     90,662,907
     Linde P.L.C......................................................    427,622     84,818,824
     LyondellBasell Industries NV, Class A............................    567,935     50,943,770
     Martin Marietta Materials, Inc...................................    262,581     68,772,590
     Mosaic Co. (The).................................................  1,232,432     24,500,748
     Newmont Goldcorp Corp............................................  2,243,786     89,145,618
     Nucor Corp.......................................................  2,517,086    135,545,081
#    Packaging Corp. of America.......................................    104,846     11,476,443
     Reliance Steel & Aluminum Co.....................................    456,094     52,925,148
#    Royal Gold, Inc..................................................    121,993     14,082,872
     Sonoco Products Co...............................................    172,782      9,969,521
     Steel Dynamics, Inc..............................................  1,698,064     51,553,223
     Valvoline, Inc...................................................  1,033,732     22,059,841
     Vulcan Materials Co..............................................    517,644     73,955,798
#    Westlake Chemical Corp...........................................    371,564     23,479,129

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                                           SHARES        VALUE+
                                                                         ----------- ---------------
MATERIALS -- (Continued)
       WestRock Co......................................................   1,082,194 $    40,441,590
                                                                                     ---------------
TOTAL MATERIALS.........................................................               1,394,107,868
                                                                                     ---------------
REAL ESTATE -- (0.3%)
*      CBRE Group, Inc., Class A........................................     741,284      39,695,758
# *    Howard Hughes Corp. (The)........................................       4,513         504,644
       Jones Lang LaSalle, Inc..........................................     309,764      45,386,621
                                                                                     ---------------
TOTAL REAL ESTATE.......................................................                  85,587,023
                                                                                     ---------------
UTILITIES -- (0.3%)
       MDU Resources Group, Inc.........................................     248,941       7,191,906
       NRG Energy, Inc..................................................   1,445,428      57,990,571
       Vistra Energy Corp...............................................   1,084,247      29,307,196
                                                                                     ---------------
TOTAL UTILITIES.........................................................                  94,489,673
                                                                                     ---------------
TOTAL COMMON STOCKS.....................................................              29,721,433,847
                                                                                     ---------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
       State Street Institutional U.S. Government Money Market Fund
         1.752%......................................................... 166,338,555     166,338,555
                                                                                     ---------------
SECURITIES LENDING COLLATERAL -- (0.8%)
@ (S)  The DFA Short Term Investment Fund...............................  22,114,935     255,891,910
                                                                                     ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $22,145,430,170)................................................             $30,143,664,312
                                                                                     ===============

P.L.C.  Public Limited Company
+       See Note B to Financial Statements.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

As of October 31, 2019, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

                                                                                UNREALIZED
                               NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                    CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                    --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index........    985     12/20/19  $148,128,680 $149,513,150   $1,384,470
                                                    ------------ ------------   ----------
TOTAL FUTURES CONTRACTS.......                      $148,128,680 $149,513,150   $1,384,470
                                                    ============ ============   ==========

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ---------------------------------------------
                                            LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                         -------------- ------- ------- --------------
Common Stocks
   Communication Services............... $3,619,105,106   --      --    $3,619,105,106
   Consumer Discretionary...............  2,020,185,414   --      --     2,020,185,414
   Consumer Staples.....................  1,436,178,384   --      --     1,436,178,384
   Energy...............................  3,646,869,777   --      --     3,646,869,777
   Financials...........................  7,007,679,248   --      --     7,007,679,248

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ----------------------------------------------------
                                             LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                         --------------- ------------ ------- ---------------
   Health Care.......................... $ 4,285,160,675           --   --    $ 4,285,160,675
   Industrials..........................   3,189,877,786           --   --      3,189,877,786
   Information Technology...............   2,942,192,893           --   --      2,942,192,893
   Materials............................   1,394,107,868           --   --      1,394,107,868
   Real Estate..........................      85,587,023           --   --         85,587,023
   Utilities............................      94,489,673           --   --         94,489,673
Temporary Cash Investments..............     166,338,555           --   --        166,338,555
Securities Lending Collateral...........              -- $255,891,910   --        255,891,910
Futures Contracts**.....................       1,384,470           --   --          1,384,470
                                         --------------- ------------   --    ---------------
TOTAL................................... $29,889,156,872 $255,891,910   --    $30,145,048,782
                                         =============== ============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                                      ---------- -------------------------------
COMMON STOCKS -- (96.6%)
AUSTRALIA -- (6.5%)
    AMP, Ltd.........................................................  8,236,100          $ 10,406,641
    Aurizon Holdings, Ltd............................................  1,818,522             7,398,180
    Australia & New Zealand Banking Group, Ltd....................... 10,445,267           191,953,787
#   Bank of Queensland, Ltd..........................................  1,684,752            10,514,632
    Bendigo & Adelaide Bank, Ltd.....................................  2,018,520            14,814,125
    BlueScope Steel, Ltd.............................................  3,397,511            31,101,430
    Boral, Ltd.......................................................  4,088,291            14,194,205
    Challenger, Ltd..................................................     39,058               214,222
    Crown Resorts, Ltd...............................................    143,373             1,231,661
    Downer EDI, Ltd..................................................  2,503,006            13,921,851
    Fortescue Metals Group, Ltd......................................  7,465,115            45,691,150
#   Harvey Norman Holdings, Ltd......................................  2,695,782             7,606,193
    Incitec Pivot, Ltd...............................................  6,510,201            15,490,625
    LendLease Group..................................................  1,329,871            17,189,523
    National Australia Bank, Ltd.....................................  5,095,804           100,026,219
    Newcrest Mining, Ltd.............................................    960,312            20,962,001
    Oil Search, Ltd..................................................  1,717,575             8,476,725
    Origin Energy, Ltd...............................................  4,869,242            26,398,375
    QBE Insurance Group, Ltd.........................................  3,591,778            31,249,847
    Qube Holdings, Ltd...............................................     11,942                26,775
    Santos, Ltd......................................................  6,433,210            35,984,249
    South32, Ltd..................................................... 25,273,728            44,227,256
    Star Entertainment Grp, Ltd. (The)...............................  3,958,059            12,833,958
#   Suncorp Group, Ltd...............................................  3,397,664            31,545,598
    Tabcorp Holdings, Ltd............................................  4,801,883            15,911,734
    Westpac Banking Corp.............................................    787,485            15,289,404
#   Whitehaven Coal, Ltd.............................................  4,495,686            10,224,929
    Woodside Petroleum, Ltd..........................................  3,123,201            69,220,947
    Worley, Ltd......................................................    648,053             6,082,772
                                                                                          ------------
TOTAL AUSTRALIA......................................................                      810,189,014
                                                                                          ------------
AUSTRIA -- (0.1%)
    Raiffeisen Bank International AG.................................    352,752             8,691,555
                                                                                          ------------
BELGIUM -- (1.0%)
    Ageas............................................................    469,049            27,050,373
    KBC Group NV.....................................................    565,642            39,772,707
    Solvay SA........................................................    314,975            34,245,956
#   UCB SA...........................................................    290,018            23,375,105
                                                                                          ------------
TOTAL BELGIUM........................................................                      124,444,141
                                                                                          ------------
CANADA -- (8.1%)
#   AltaGas, Ltd.....................................................    455,083             6,620,143
    Bank of Montreal, (2073174)......................................  1,357,448           100,437,577
#   Bank of Montreal, (2076009)......................................    276,383            20,459,603
    Bank of Nova Scotia (The)........................................     43,229             2,479,325
#   Bank of Nova Scotia (The)........................................  1,142,490            65,498,952
    Barrick Gold Corp................................................  1,196,009            20,776,468
    Barrick Gold Corp................................................    605,141            10,505,248
    Cameco Corp......................................................    468,671             4,184,626
#   Cameco Corp......................................................    571,821             5,106,361
#   Canadian Imperial Bank of Commerce...............................    516,520            44,044,007
#   Canadian Imperial Bank of Commerce...............................    248,491            21,186,343
    Canadian Natural Resources, Ltd..................................    496,828            12,527,263
    Canadian Natural Resources, Ltd..................................  2,927,565            73,833,189
#   Cenovus Energy, Inc..............................................  2,110,053            17,914,350

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED


                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                                       --------- -------------------------------
CANADA -- (Continued)
     Empire Co., Ltd., Class A........................................   178,680         $    4,744,089
     Encana Corp...................................................... 2,565,885             10,052,362
#    Encana Corp......................................................   846,145              3,325,350
     Fairfax Financial Holdings, Ltd..................................   100,734             42,676,769
     First Quantum Minerals, Ltd...................................... 1,844,735             15,588,716
#    Genworth MI Canada, Inc..........................................   153,865              6,214,880
     Great-West Lifeco, Inc...........................................   455,724             11,082,560
     Husky Energy, Inc................................................ 1,715,497             11,982,820
     IA Financial Crop., Inc..........................................   573,199             27,604,595
     Imperial Oil, Ltd................................................   208,007              5,180,039
#    Imperial Oil, Ltd................................................   499,213             12,415,427
*    Kinross Gold Corp................................................ 6,772,750             32,909,878
     Linamar Corp.....................................................     5,374                175,244
     Lundin Mining Corp............................................... 3,127,964             15,793,000
     Magna International, Inc......................................... 1,359,530             73,101,928
     Manulife Financial Corp.......................................... 1,802,195             33,564,531
#    Manulife Financial Corp.......................................... 1,671,414             31,121,729
     Nutrien, Ltd.....................................................   603,968             28,863,621
     Onex Corp........................................................    14,437                848,726
     SNC-Lavalin Group, Inc...........................................     3,772                 68,189
# *  Stars Group, Inc. (The)..........................................   275,049              5,985,066
     Sun Life Financial, Inc..........................................   381,771             17,127,666
#    Sun Life Financial, Inc..........................................   334,277             15,002,352
#    Suncor Energy, Inc., (B3NB0P5)................................... 1,502,973             44,623,268
     Suncor Energy, Inc., (B3NB1P2)................................... 3,145,720             93,528,520
     Teck Resources, Ltd., Class B.................................... 1,355,792             21,431,622
#    Teck Resources, Ltd., Class B.................................... 1,867,648             29,564,868
     TMX Group, Ltd...................................................   135,224             11,815,031
     Tourmaline Oil Corp..............................................   524,911              4,503,450
     West Fraser Timber Co., Ltd......................................    11,386                526,465
     Wheaton Precious Metals Corp.....................................     5,802                162,862
                                                                                         --------------
TOTAL CANADA..........................................................                    1,017,159,078
                                                                                         --------------
DENMARK -- (1.6%)
     AP Moller - Maersk A.S., Class A.................................     7,614              9,146,287
#    AP Moller - Maersk A.S., Class B.................................     7,899             10,075,978
     Carlsberg A.S., Class B..........................................   288,439             40,619,175
     Danske Bank A.S..................................................   950,671             13,585,591
# *  Demant A.S.......................................................    12,806                338,273
     DSV Panalpina A.S................................................   281,831             27,390,904
     H Lundbeck A.S...................................................   222,954              7,618,469
     ISS A.S..........................................................   553,648             14,495,179
#    Novozymes A.S., Class B..........................................   121,202              5,713,409
     Rockwool International A.S., Class B.............................    21,183              4,163,268
     Tryg A.S.........................................................   171,756              4,800,759
     Vestas Wind Systems A.S..........................................   774,838             63,124,344
                                                                                         --------------
TOTAL DENMARK.........................................................                      201,071,636
                                                                                         --------------
FINLAND -- (0.9%)
     Fortum Oyj.......................................................   834,044             20,382,047
#    Nokia Oyj........................................................   118,722                435,830
     Nordea Bank Abp.................................................. 4,139,333             30,297,162
     Stora Enso Oyj, Class R.......................................... 1,157,812             15,041,965
     UPM-Kymmene Oyj.................................................. 1,263,589             41,154,394
                                                                                         --------------
TOTAL FINLAND.........................................................                      107,311,398
                                                                                         --------------
FRANCE -- (10.2%)
     Amundi SA........................................................    15,838              1,131,898

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                                       --------- -------------------------------
FRANCE -- (Continued)
     Arkema SA........................................................   237,138         $   24,268,207
     Atos SE..........................................................    34,537              2,680,299
     AXA SA........................................................... 2,698,893             71,442,974
     BNP Paribas SA................................................... 1,990,380            104,016,346
     Bollore SA....................................................... 1,707,770              7,398,690
# *  Bollore SA.......................................................     9,929                 42,302
     Bouygues SA...................................................... 1,023,747             43,425,349
     Carrefour SA..................................................... 2,495,917             42,494,361
#    Casino Guichard Perrachon SA.....................................    71,021              3,834,040
     Cie de Saint-Gobain.............................................. 2,069,157             84,272,496
     Cie Generale des Etablissements Michelin SCA.....................   664,554             80,914,229
     CNP Assurances...................................................   584,638             11,604,622
     Credit Agricole SA............................................... 1,053,519             13,746,679
     Electricite de France SA......................................... 1,705,570             17,619,927
     Engie SA......................................................... 2,838,450             47,529,199
     Iliad SA.........................................................    12,285              1,273,161
     Natixis SA....................................................... 3,147,635             14,461,249
#    Orange SA........................................................ 5,978,647             96,223,277
     Peugeot SA....................................................... 3,133,702             79,364,489
     Publicis Groupe SA...............................................   226,598              9,752,444
     Renault SA....................................................... 1,007,824             51,458,411
     Sanofi...........................................................    12,712              1,171,882
     SCOR SE..........................................................   326,474             13,770,388
     SES SA...........................................................   240,518              4,662,418
     Societe Generale SA.............................................. 1,959,974             55,739,510
#    Total SA......................................................... 6,874,996            363,468,614
     Valeo SA.........................................................   751,932             28,002,463
                                                                                         --------------
TOTAL FRANCE..........................................................                    1,275,769,924
                                                                                         --------------
GERMANY -- (6.6%)
#    1&1 Drillisch AG.................................................    13,439                359,934
     Allianz SE.......................................................   188,750             46,097,005
     BASF SE..........................................................    58,708              4,462,935
     Bayer AG......................................................... 1,905,818            147,846,053
     Bayerische Motoren Werke AG...................................... 1,225,665             93,854,917
     Commerzbank AG................................................... 3,217,449             19,252,390
     Continental AG...................................................   299,004             40,048,830
     Daimler AG....................................................... 3,530,733            205,922,022
#    Deutsche Bank AG................................................. 1,938,873             14,060,183
     Deutsche Bank AG................................................. 1,679,248             12,174,548
     Deutsche Lufthansa AG............................................ 1,604,407             27,793,441
     Evonik Industries AG.............................................   444,408             11,711,902
     Fraport AG Frankfurt Airport Services Worldwide..................   186,460             15,584,820
#    Hapag-Lloyd AG...................................................    25,653              1,863,563
     HeidelbergCement AG..............................................   686,024             50,860,464
     METRO AG.........................................................   335,254              5,474,494
     Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen........   148,512             41,262,513
     RWE AG...........................................................   410,121             12,498,218
*    Talanx AG........................................................   207,392              9,558,367
     Telefonica Deutschland Holding AG................................ 3,595,005             11,417,086
     Uniper SE........................................................   842,588             26,260,563
     Volkswagen AG....................................................   125,075             23,644,195
                                                                                         --------------
TOTAL GERMANY.........................................................                      822,008,443
                                                                                         --------------
HONG KONG -- (2.9%)
     Bank of East Asia, Ltd. (The)....................................   127,125                306,231
     BOC Aviation, Ltd................................................   647,400              6,082,259
#    Cathay Pacific Airways, Ltd...................................... 5,830,000              7,448,119

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                                       ---------- -------------------------------
HONG KONG -- (Continued)
     CK Asset Holdings, Ltd...........................................  3,840,000          $ 26,717,600
     CK Hutchison Holdings, Ltd.......................................  7,657,984            70,706,751
     Guoco Group, Ltd.................................................      9,000               149,040
     Hang Lung Group, Ltd.............................................  2,714,000             6,797,576
     Hang Lung Properties, Ltd........................................  5,009,000            11,010,791
     Henderson Land Development Co., Ltd..............................  2,256,485            11,270,193
     Kerry Properties, Ltd............................................  3,101,000            10,027,585
     Melco International Development, Ltd.............................    257,000               681,139
     MTR Corp., Ltd...................................................  2,070,933            11,874,276
     New World Development Co., Ltd................................... 22,867,168            32,710,006
#    NWS Holdings, Ltd................................................  3,760,400             5,596,525
#    Shangri-La Asia, Ltd.............................................  3,398,000             3,487,749
     Sino Land Co., Ltd...............................................  8,949,867            13,378,860
     SJM Holdings, Ltd................................................  5,295,000             5,656,337
#    Sun Hung Kai Properties, Ltd.....................................  4,291,920            65,036,781
     Swire Pacific, Ltd., Class A.....................................  2,580,500            24,598,049
     Swire Pacific, Ltd., Class B.....................................  3,447,500             5,091,025
     WH Group, Ltd....................................................  8,773,000             9,260,274
     Wharf Holdings, Ltd. (The).......................................  4,339,990             9,848,538
     Wheelock & Co., Ltd..............................................  2,720,000            16,822,114
     Xinyi Glass Holdings, Ltd........................................  1,106,000             1,243,519
     Yue Yuen Industrial Holdings, Ltd................................  3,080,500             8,681,428
                                                                                           ------------
TOTAL HONG KONG.......................................................                      364,482,765
                                                                                           ------------
IRELAND -- (0.3%)
     AIB Group P.L.C..................................................    909,055             2,915,356
     Bank of Ireland Group P.L.C......................................    913,924             4,405,146
     CRH P.L.C........................................................    293,793            10,696,932
     CRH P.L.C., Sponsored ADR........................................    198,709             7,252,879
     Flutter Entertainment P.L.C......................................     93,007             9,612,041
                                                                                           ------------
TOTAL IRELAND.........................................................                       34,882,354
                                                                                           ------------
ISRAEL -- (0.4%)
     Bank Hapoalim BM.................................................  2,736,994            21,905,963
     Bank Leumi Le-Israel BM..........................................  1,337,753             9,744,521
*    First International Bank Of Israel, Ltd..........................     86,561             2,376,399
     Israel Discount Bank, Ltd., Class A..............................  2,621,812            11,981,221
     Mizrahi Tefahot Bank, Ltd........................................     43,779             1,086,183
                                                                                           ------------
TOTAL ISRAEL..........................................................                       47,094,287
                                                                                           ------------
ITALY -- (2.2%)
     Assicurazioni Generali SpA.......................................     32,593               660,904
     Eni SpA..........................................................  3,780,702            57,356,971
     Fiat Chrysler Automobiles NV, (BRJ2W98)..........................  1,744,870            26,731,409
     Fiat Chrysler Automobiles NV, (BRJFWP3)..........................  2,776,827            43,092,922
     Intesa Sanpaolo SpA.............................................. 21,612,178            54,156,316
     Mediobanca Banca di Credito Finanziario SpA......................    359,455             4,274,397
*    Telecom Italia SpA............................................... 63,812,045            37,348,785
# *  Telecom Italia SpA, Sponsored ADR................................  1,847,002            10,675,672
     UniCredit SpA....................................................  3,293,998            41,791,053
                                                                                           ------------
TOTAL ITALY...........................................................                      276,088,429
                                                                                           ------------
JAPAN -- (21.9%)
     AEON Financial Service Co., Ltd..................................     15,000               228,606
     AGC, Inc.........................................................    895,500            31,485,840
     Aisin Seiki Co., Ltd.............................................    484,000            19,316,346
     Alfresa Holdings Corp............................................     26,900               600,646

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                                      --------- -------------------------------
JAPAN -- (Continued)
    Alps Alpine Co., Ltd.............................................   135,200          $  2,898,499
    Amada Holdings Co., Ltd..........................................   907,100            10,330,153
    Aozora Bank, Ltd.................................................   253,300             6,499,262
    Asahi Kasei Corp.................................................   781,000             8,670,147
    Bank of Kyoto, Ltd. (The)........................................   113,679             4,499,475
    Brother Industries, Ltd..........................................   107,100             2,012,841
    Canon Marketing Japan, Inc.......................................   153,000             3,237,130
    Chiba Bank, Ltd. (The)........................................... 1,064,000             5,783,211
    Chugoku Bank, Ltd. (The).........................................   256,900             2,510,394
    Citizen Watch Co., Ltd...........................................   792,400             4,212,837
#   Coca-Cola Bottlers Japan Holdings, Inc...........................   407,057             9,241,844
    Concordia Financial Group, Ltd................................... 2,530,100            10,317,577
    Credit Saison Co., Ltd...........................................   393,600             5,699,616
    Dai Nippon Printing Co., Ltd.....................................   474,300            12,667,839
    Daicel Corp...................................................... 1,087,400             9,720,740
#   Daido Steel Co., Ltd.............................................   112,900             4,926,732
    Dai-ichi Life Holdings, Inc...................................... 1,805,447            29,427,711
    Daio Paper Corp..................................................    39,000               519,859
    Daiwa Securities Group, Inc...................................... 4,492,800            20,194,243
    DeNA Co., Ltd....................................................   163,100             2,780,169
    Denka Co., Ltd...................................................   234,800             6,776,012
    Denso Corp.......................................................   834,500            38,745,765
    Dentsu, Inc......................................................   330,100            11,800,991
    DIC Corp.........................................................   361,500            10,355,207
    Dowa Holdings Co., Ltd...........................................   189,000             6,525,069
    Ebara Corp.......................................................   278,900             8,251,622
    Fuji Media Holdings, Inc.........................................    52,200               705,357
    FUJIFILM Holdings Corp...........................................    65,700             2,884,375
    Fukuoka Financial Group, Inc.....................................   386,600             7,452,619
    Fukuyama Transporting Co., Ltd...................................    50,893             1,825,509
    Furukawa Electric Co., Ltd.......................................   392,700            10,976,485
    Fuyo General Lease Co., Ltd......................................     5,300               345,447
    Glory, Ltd.......................................................   185,800             5,470,426
    Hachijuni Bank, Ltd. (The).......................................   622,531             2,677,914
    Hankyu Hanshin Holdings, Inc.....................................   676,200            27,059,481
    Haseko Corp......................................................   290,600             3,750,012
    Heiwa Corp.......................................................   173,900             3,579,332
    Hino Motors, Ltd.................................................    50,400               476,497
    Hitachi Capital Corp.............................................   199,000             4,459,236
    Hitachi Chemical Co., Ltd........................................    82,000             2,699,423
    Hitachi Construction Machinery Co., Ltd..........................     9,200               237,472
    Hitachi Metals, Ltd.............................................. 1,026,900            12,887,911
    Hitachi, Ltd..................................................... 1,735,400            64,769,362
#   Honda Motor Co., Ltd., Sponsored ADR.............................    26,040               702,299
    Honda Motor Co., Ltd............................................. 4,590,300           124,185,871
    Ibiden Co., Ltd..................................................   472,600            10,912,681
    Idemitsu Kosan Co., Ltd..........................................   586,700            17,246,206
    IHI Corp.........................................................   236,700             5,833,029
#   Iida Group Holdings Co., Ltd.....................................   655,750            10,922,900
    Inpex Corp....................................................... 2,842,483            26,277,270
#   Isetan Mitsukoshi Holdings, Ltd..................................   647,400             5,163,123
    Isuzu Motors, Ltd................................................   610,000             7,088,144
    ITOCHU Corp...................................................... 1,299,900            27,178,152
    Itoham Yonekyu Holdings, Inc.....................................   196,800             1,268,480
    Iyo Bank, Ltd. (The).............................................   492,300             2,601,189
    J Front Retailing Co., Ltd....................................... 1,025,800            13,043,958
    Japan Post Holdings Co., Ltd..................................... 1,147,210            10,530,504
    JFE Holdings, Inc................................................ 1,980,900            24,776,381
    JGC Holdings Corp................................................   257,700             3,727,228

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                                      ---------- -------------------------------
JAPAN -- (Continued)
    JSR Corp.........................................................    706,100           $13,256,129
    JTEKT Corp.......................................................    980,500            12,505,673
    JXTG Holdings, Inc...............................................  9,040,403            42,257,005
    Kajima Corp......................................................    217,600             2,990,384
    Kamigumi Co., Ltd................................................    342,200             7,737,531
    Kandenko Co., Ltd................................................    402,500             3,805,784
    Kaneka Corp......................................................    250,708             8,345,725
    Kansai Mirai Financial Group, Inc................................     12,897                83,908
    Kawasaki Heavy Industries, Ltd...................................    677,300            16,254,065
    Kinden Corp......................................................    222,800             3,351,547
    Kobe Steel, Ltd..................................................  1,581,200             8,501,357
    Kokuyo Co., Ltd..................................................    160,600             2,356,709
    Konica Minolta, Inc..............................................  2,140,500            15,710,837
    K's Holdings Corp................................................    403,300             4,607,829
    Kuraray Co., Ltd.................................................  1,529,300            18,194,553
    Kurita Water Industries, Ltd.....................................      7,500               215,907
    Kyocera Corp.....................................................    122,600             8,043,402
    Kyushu Financial Group, Inc......................................    668,749             2,699,322
    LIXIL Group Corp.................................................    933,500            17,361,146
    Mabuchi Motor Co., Ltd...........................................     81,200             3,289,984
    Maeda Corp.......................................................     39,500               366,592
    Maeda Road Construction Co., Ltd.................................     10,100               217,285
    Marubeni Corp....................................................  2,948,900            20,754,586
    Maruichi Steel Tube, Ltd.........................................     15,500               423,279
    Mazda Motor Corp.................................................  3,004,500            27,582,257
    Mebuki Financial Group, Inc......................................  1,258,420             3,197,158
    Medipal Holdings Corp............................................    186,050             4,250,782
    Mitsubishi Chemical Holdings Corp................................  3,045,600            23,211,195
    Mitsubishi Corp..................................................  1,950,600            49,612,351
    Mitsubishi Gas Chemical Co., Inc.................................    727,100            10,257,136
    Mitsubishi Heavy Industries, Ltd.................................    603,600            24,427,291
    Mitsubishi Logistics Corp........................................     89,600             2,274,469
    Mitsubishi Materials Corp........................................    518,200            14,900,850
    Mitsubishi Motors Corp...........................................  2,460,900            11,235,979
    Mitsubishi Tanabe Pharma Corp....................................    252,700             3,024,385
#   Mitsubishi UFJ Financial Group, Inc., Sponsored ADR..............  4,284,125            22,191,768
    Mitsubishi UFJ Financial Group, Inc.............................. 11,934,650            61,872,666
    Mitsubishi UFJ Lease & Finance Co., Ltd..........................  1,638,400            10,058,112
    Mitsui & Co., Ltd., Sponsored ADR................................     11,723             4,018,234
    Mitsui & Co., Ltd................................................  1,157,000            19,870,274
    Mitsui Chemicals, Inc............................................    823,660            19,587,810
    Mitsui Fudosan Co., Ltd..........................................    264,100             6,756,426
    Mitsui OSK Lines, Ltd............................................    546,400            14,883,125
    Mizuho Financial Group, Inc...................................... 28,808,800            44,724,954
    Mizuho Financial Group, Inc., ADR................................     64,489               201,851
    MS&AD Insurance Group Holdings, Inc..............................    666,953            21,536,723
    Nagase & Co., Ltd................................................    251,300             3,799,917
    NEC Corp.........................................................    464,410            18,404,850
    NGK Insulators, Ltd..............................................     20,600               316,473
    NGK Spark Plug Co., Ltd..........................................    200,600             4,066,924
    NH Foods, Ltd....................................................    404,567            16,998,227
    NHK Spring Co., Ltd..............................................    883,400             7,216,672
#   Nikon Corp.......................................................    902,000            11,500,770
    Nippo Corp.......................................................    285,900             5,874,508
    Nippon Electric Glass Co., Ltd...................................    232,300             5,232,917
    Nippon Express Co., Ltd..........................................    316,124            18,036,625
    Nippon Kayaku Co., Ltd...........................................    162,000             1,968,832
    Nippon Paper Industries Co., Ltd.................................    475,600             8,198,203
    Nippon Shokubai Co., Ltd.........................................    115,900             7,146,729

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                                       --------- -------------------------------
JAPAN -- (Continued)
     Nippon Steel Corp................................................ 2,166,993          $ 31,628,399
#    Nippon Yusen K.K.................................................   771,300            13,856,463
     Nipro Corp.......................................................   136,100             1,595,850
     Nissan Motor Co., Ltd............................................ 6,443,700            40,663,481
     Nitto Denko Corp.................................................    19,300             1,067,786
#    NOK Corp.........................................................   423,620             6,635,180
     Nomura Holdings, Inc............................................. 4,281,202            19,457,985
     Nomura Real Estate Holdings, Inc.................................   521,500            12,359,220
     NSK, Ltd......................................................... 1,136,400            10,566,712
     Obayashi Corp.................................................... 2,342,282            24,105,334
     Oji Holdings Corp................................................ 3,422,700            17,696,178
     Orient Corp......................................................    38,400                56,099
     ORIX Corp........................................................ 3,324,900            52,250,442
     Panasonic Corp...................................................   835,200             7,019,337
     Rengo Co., Ltd...................................................   899,500             6,522,306
     Resona Holdings, Inc............................................. 2,696,600            11,726,332
     Ricoh Co., Ltd................................................... 2,220,400            19,774,024
     Rohm Co., Ltd....................................................   169,400            13,421,355
     Sankyo Co., Ltd..................................................    26,400               923,938
     Sawai Pharmaceutical Co., Ltd....................................     7,500               423,202
     Sega Sammy Holdings, Inc.........................................    52,200               734,616
     Seiko Epson Corp.................................................   195,100             2,758,917
     Seino Holdings Co., Ltd..........................................   481,500             6,191,121
     Sekisui House, Ltd............................................... 1,702,700            36,717,668
     Shimamura Co., Ltd...............................................    73,000             6,183,325
     Shimizu Corp.....................................................   746,000             6,954,213
     Shinsei Bank, Ltd................................................   313,400             4,885,827
     Shizuoka Bank, Ltd. (The)........................................   851,000             6,466,557
     Showa Denko K.K..................................................   234,100             6,568,128
     SoftBank Group Corp.............................................. 1,015,100            39,047,247
     Sojitz Corp...................................................... 3,995,200            12,575,052
     Sompo Holdings, Inc..............................................   309,710            12,173,485
     Sumitomo Bakelite Co., Ltd.......................................     3,400               140,982
     Sumitomo Chemical Co., Ltd....................................... 7,962,000            36,421,195
     Sumitomo Corp.................................................... 1,701,500            27,636,427
     Sumitomo Electric Industries, Ltd................................ 3,161,100            43,350,550
     Sumitomo Forestry Co., Ltd.......................................   598,600             8,688,397
     Sumitomo Heavy Industries, Ltd...................................   524,600            16,295,143
     Sumitomo Metal Mining Co., Ltd...................................   767,164            25,661,386
     Sumitomo Mitsui Financial Group, Inc............................. 2,857,600           101,453,852
     Sumitomo Mitsui Trust Holdings, Inc..............................   391,544            14,269,964
     Sumitomo Osaka Cement Co., Ltd...................................    16,700               728,988
     Sumitomo Rubber Industries, Ltd..................................   770,500            10,212,016
     T&D Holdings, Inc................................................ 1,897,000            21,128,280
     Taiheiyo Cement Corp.............................................   528,721            14,956,977
     Taisho Pharmaceutical Holdings Co., Ltd..........................     2,800               199,289
     Taiyo Yuden Co., Ltd.............................................   155,900             4,122,919
#    Takashimaya Co., Ltd.............................................   463,917             5,385,156
# *  Takeda Pharmaceutical Co, Ltd., Sponsored ADR....................   247,252             4,443,112
     Takeda Pharmaceutical Co., Ltd...................................   302,271            10,921,974
     TDK Corp.........................................................    89,800             8,860,902
     Teijin, Ltd......................................................   855,090            17,134,578
     THK Co., Ltd.....................................................   197,800             5,687,796
     Toda Corp........................................................   717,800             4,483,768
     Toho Holdings Co., Ltd...........................................   194,600             4,935,525
     Tokai Rika Co., Ltd..............................................    28,300               546,198
     Tokio Marine Holdings, Inc.......................................    11,719               633,595
     Tokyo Broadcasting System Holdings, Inc..........................    56,000               892,944
     Tokyo Tatemono Co., Ltd..........................................   870,300            12,382,173

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                                       --------- -------------------------------
JAPAN -- (Continued)
     Tokyu Fudosan Holdings Corp...................................... 2,556,700         $   16,958,334
     Toppan Printing Co., Ltd.........................................   656,900             12,149,573
     Toray Industries, Inc............................................ 1,741,000             12,303,888
     Tosoh Corp....................................................... 1,241,700             17,001,980
     Toyo Seikan Group Holdings, Ltd..................................   477,449              7,545,303
     Toyoda Gosei Co., Ltd............................................   311,200              7,280,431
     Toyota Industries Corp...........................................   235,200             14,112,580
#    Toyota Motor Corp., Sponsored ADR................................   212,618             29,458,224
     Toyota Motor Corp................................................ 3,658,590            253,836,203
     Toyota Tsusho Corp...............................................   524,100             18,080,674
     TS Tech Co., Ltd.................................................   145,000              4,643,981
     TV Asahi Holdings Corp...........................................    31,700                495,120
     Ube Industries, Ltd..............................................   504,100             10,793,365
     Universal Entertainment Corp.....................................    32,900              1,097,869
     Wacoal Holdings Corp.............................................    69,200              1,819,365
     Yamada Denki Co., Ltd............................................ 1,863,600              9,007,675
     Yamaguchi Financial Group, Inc...................................   399,348              2,801,945
     Yamaha Motor Co., Ltd............................................   427,000              8,357,639
     Yamato Kogyo Co., Ltd............................................    51,100              1,325,619
     Yamazaki Baking Co., Ltd.........................................    21,100                359,727
     Yokohama Rubber Co., Ltd. (The)..................................   563,500             12,585,904
     Zeon Corp........................................................   404,300              4,605,664
                                                                                         --------------
TOTAL JAPAN...........................................................                    2,736,919,566
                                                                                         --------------
NETHERLANDS -- (3.5%)
     ABN AMRO Bank NV................................................. 1,461,221             27,237,243
     Aegon NV......................................................... 4,539,272             19,692,878
#    Aegon NV.........................................................   523,920              2,263,334
     Akzo Nobel NV....................................................    29,483              2,718,107
     ArcelorMittal.................................................... 1,780,735             26,477,694
#    ArcelorMittal....................................................   726,121             10,761,115
     ASR Nederland NV.................................................    30,999              1,136,380
     Coca-Cola European Partners P.L.C................................    24,638              1,321,314
#    ING Groep NV, Sponsored ADR......................................   921,132             10,436,426
     ING Groep NV..................................................... 6,111,967             69,208,773
     Koninklijke Ahold Delhaize NV.................................... 5,195,538            129,473,095
     Koninklijke DSM NV...............................................   645,359             76,596,330
     Koninklijke Philips NV...........................................    81,630              3,581,440
#    Koninklijke Philips NV...........................................    33,914              1,488,825
#    Koninklijke Vopak NV.............................................   167,250              9,187,988
     NN Group NV......................................................   858,083             32,741,782
     Randstad NV......................................................   209,874             11,647,345
                                                                                         --------------
TOTAL NETHERLANDS.....................................................                      435,970,069
                                                                                         --------------
NEW ZEALAND -- (0.2%)
     Air New Zealand, Ltd............................................. 2,720,019              4,924,198
     Auckland International Airport, Ltd.............................. 1,975,400             11,773,035
     EBOS Group, Ltd..................................................   129,451              2,044,602
     Fletcher Building, Ltd........................................... 1,687,154              4,957,087
# *  Fonterra Co-operative Group, Ltd.................................   284,937                757,840
#    Ryman Healthcare, Ltd............................................    39,063                322,854
     SKYCITY Entertainment Group, Ltd.................................   266,175                666,858
                                                                                         --------------
TOTAL NEW ZEALAND.....................................................                       25,446,474
                                                                                         --------------
NORWAY -- (0.8%)
     Austevoll Seafood ASA............................................    33,739                340,699
     DNB ASA.......................................................... 2,146,171             39,075,935
     Equinor ASA......................................................   164,244              3,049,301

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                                      ---------- -------------------------------
NORWAY -- (Continued)
    Norsk Hydro ASA..................................................  5,166,320          $ 18,255,496
    SpareBank 1 SR-Bank ASA..........................................    369,350             3,935,638
    Storebrand ASA...................................................  1,436,496            10,155,294
#   Subsea 7 SA......................................................    885,085             8,315,118
    Yara International ASA...........................................    283,939            11,061,188
                                                                                          ------------
TOTAL NORWAY.........................................................                       94,188,669
                                                                                          ------------
PORTUGAL -- (0.0%)
    Banco Espirito Santo SA..........................................  2,631,973                     0
    EDP Renovaveis SA................................................    541,158             6,172,620
                                                                                          ------------
TOTAL PORTUGAL.......................................................                        6,172,620
                                                                                          ------------
SINGAPORE -- (1.0%)
    CapitaLand, Ltd..................................................  8,246,300            21,796,799
    City Developments, Ltd...........................................  1,714,600            13,578,244
    Frasers Property, Ltd............................................    492,700               666,468
    Golden Agri-Resources, Ltd.......................................  5,473,500               821,578
    Hongkong Land Holdings, Ltd......................................  1,260,100             6,922,226
    Hutchison Port Holdings Trust....................................  5,888,800               912,181
    Keppel Corp., Ltd................................................  6,501,200            32,736,043
    Olam International, Ltd..........................................    464,700               624,070
    Oversea-Chinese Banking Corp., Ltd...............................    803,956             6,463,169
    Sembcorp Industries, Ltd.........................................  1,075,800             1,806,150
    Singapore Airlines, Ltd..........................................  3,017,400            20,855,560
    Singapore Press Holdings, Ltd....................................    453,900               738,674
    United Industrial Corp., Ltd.....................................  1,368,070             2,914,607
    UOL Group, Ltd...................................................  1,203,774             6,892,666
    Wilmar International, Ltd........................................  4,462,100            12,268,445
    Yangzijiang Shipbuilding Holdings Ltd............................    597,000               417,952
                                                                                          ------------
TOTAL SINGAPORE......................................................                      130,414,832
                                                                                          ------------
SPAIN -- (2.1%)
#   Banco Bilbao Vizcaya Argentaria SA...............................  3,587,557            18,895,044
#   Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR................    538,369             2,815,670
    Banco de Sabadell SA............................................. 18,523,466            20,361,537
    Banco Santander SA............................................... 52,022,978           208,887,734
    Banco Santander SA, Sponsored ADR................................     71,002               281,168
    Bankia SA........................................................  1,716,143             3,274,091
    CaixaBank SA.....................................................    366,705             1,051,562
    Repsol SA........................................................    732,346            12,068,838
                                                                                          ------------
TOTAL SPAIN..........................................................                      267,635,644
                                                                                          ------------
SWEDEN -- (2.3%)
#   BillerudKorsnas AB...............................................    504,958             6,073,168
    Boliden AB.......................................................  1,195,043            32,227,279
    Dometic Group AB.................................................    188,158             1,746,902
    Getinge AB, Class B..............................................    559,676             9,568,528
#   Holmen AB, Class A...............................................      5,562               167,232
    Holmen AB, Class B...............................................    416,562            12,293,019
    Husqvarna AB, Class B............................................    132,968             1,018,655
    ICA Gruppen AB...................................................    167,988             7,433,759
#   Intrum AB........................................................    198,388             5,348,355
#   Millicom International Cellular SA...............................    133,262             6,075,164
    Pandox AB........................................................     92,987             1,860,791
    Peab AB..........................................................    213,986             1,804,427
    Saab AB, Class B.................................................        726                22,420
    Skandinaviska Enskilda Banken AB, Class A........................  4,478,462            42,954,423

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CONTINUED

                                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                                       ---------- -------------------------------
SWEDEN -- (Continued)
#    Skandinaviska Enskilda Banken AB, Class C........................     28,685         $      277,355
     SKF AB, Class B..................................................  1,179,544             21,356,998
     SSAB AB, Class A.................................................    546,342              1,529,183
#    SSAB AB, Class B.................................................  1,359,160              3,424,018
     Svenska Cellulosa AB SCA, Class A................................     63,918                675,844
     Svenska Cellulosa AB SCA, Class B................................  1,727,990             17,632,631
     Svenska Handelsbanken AB, Class A................................  2,560,946             25,701,152
#    Svenska Handelsbanken AB, Class B................................     37,204                373,871
     Swedbank AB, Class A.............................................  1,322,874             18,537,811
     Tele2 AB, Class B................................................    140,411              2,010,005
     Telefonaktiebolaget LM Ericsson, Class B.........................     63,056                551,033
     Telia Co. AB.....................................................  7,857,507             34,564,450
#    Trelleborg AB, Class B...........................................    639,453             10,340,365
     Volvo AB, Class A................................................     32,487                486,851
     Volvo AB, Class B................................................  1,717,312             25,735,232
                                                                                          --------------
TOTAL SWEDEN..........................................................                       291,790,921
                                                                                          --------------
SWITZERLAND -- (9.4%)
     ABB, Ltd.........................................................  3,061,074             64,282,501
     Adecco Group AG..................................................    683,506             40,631,800
*    Alcon, Inc.......................................................     63,250              3,748,851
*    Alcon, Inc.......................................................    507,291             30,000,201
     Baloise Holding AG...............................................    165,168             30,548,385
     Banque Cantonale Vaudoise........................................      3,001              2,353,150
     Barry Callebaut AG...............................................        484              1,022,837
     Chocoladefabriken Lindt & Spruengli AG...........................          6                491,333
#    Cie Financiere Richemont SA......................................  1,165,784             91,608,647
     Clariant AG......................................................    390,354              8,007,154
     Credit Suisse Group AG...........................................  1,363,427             16,876,313
#    Credit Suisse Group AG, Sponsored ADR............................  1,052,790             13,033,540
     Flughafen Zurich AG..............................................     44,330              7,987,917
     Helvetia Holding AG..............................................     15,210              2,136,507
#    Julius Baer Group, Ltd...........................................    716,015             31,707,719
     LafargeHolcim, Ltd...............................................    804,630             41,533,768
     LafargeHolcim, Ltd...............................................    375,078             19,263,945
     Lonza Group AG...................................................    193,034             69,575,711
#    Novartis AG, Sponsored ADR.......................................    333,391             29,151,709
     Novartis AG......................................................  2,468,436            215,680,082
#    Swatch Group AG (The)............................................    144,166             39,974,069
     Swatch Group AG (The)............................................    195,503             10,495,849
     Swiss Life Holding AG............................................    104,266             52,218,157
     Swiss Prime Site AG..............................................    120,516             12,421,805
     Swiss Re AG......................................................    324,348             34,020,445
#    Swisscom AG......................................................     67,885             34,722,794
     UBS Group AG.....................................................  6,275,625             74,273,024
# *  UBS Group AG.....................................................  1,233,581             14,519,248
     Vifor Pharma AG..................................................     32,760              5,159,020
     Zurich Insurance Group AG........................................    445,436            174,477,301
                                                                                          --------------
TOTAL SWITZERLAND.....................................................                     1,171,923,782
                                                                                          --------------
UNITED KINGDOM -- (14.6%)
     3i Group P.L.C...................................................    794,832             11,614,784
     Anglo American P.L.C.............................................  3,439,726             88,528,544
     Antofagasta P.L.C................................................    246,621              2,777,620
     Aviva P.L.C...................................................... 16,319,347             87,962,023
#    Barclays P.L.C., Sponsored ADR...................................  6,570,671             56,704,891
     Barclays P.L.C...................................................    191,609                415,614
     Barratt Developments P.L.C.......................................  3,934,603             32,176,411

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CONTINUED

                                                                           SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                                         ----------- -------------------------------
UNITED KINGDOM -- (Continued)
       BP P.L.C., Sponsored ADR.........................................   3,728,757         $   141,357,178
#      British American Tobacco P.L.C., Sponsored ADR...................     952,398              33,295,834
       British American Tobacco P.L.C...................................   3,130,216             109,482,004
       Carnival P.L.C...................................................     102,449               4,099,679
       Carnival P.L.C., ADR.............................................      20,467                 832,188
       Glencore P.L.C...................................................  26,606,474              80,308,409
       GVC Holdings P.L.C...............................................      69,102                 797,212
       HSBC Holdings P.L.C..............................................  13,949,143             105,387,283
       HSBC Holdings P.L.C., Sponsored ADR..............................   2,719,882             102,784,340
       Investec P.L.C...................................................   1,312,079               7,438,773
       J Sainsbury P.L.C................................................   8,162,535              21,510,522
       John Wood Group P.L.C............................................     531,596               2,334,035
       Kingfisher P.L.C.................................................   7,975,671              21,395,589
       Lloyds Banking Group P.L.C....................................... 181,694,609             133,655,657
#      Lloyds Banking Group P.L.C., ADR.................................   1,479,223               4,289,747
       Melrose Industries P.L.C.........................................   4,733,470              13,081,828
#      Micro Focus International P.L.C., Sponsored ADR..................     187,071               2,566,621
       Micro Focus International P.L.C..................................     241,441               3,313,827
       Pearson P.L.C....................................................     515,601               4,553,579
#      Pearson P.L.C., Sponsored ADR....................................   1,119,256               9,849,453
       Phoenix Group Holdings P.L.C.....................................     430,695               3,934,026
       Royal Bank of Scotland Group P.L.C...............................   5,175,515              14,306,357
#      Royal Bank of Scotland Group P.L.C., Sponsored ADR...............   1,051,278               5,834,593
       Royal Dutch Shell P.L.C., Sponsored ADR, Class A.................   3,293,873             190,945,796
#      Royal Dutch Shell P.L.C., Sponsored ADR, Class B.................   3,560,210             207,524,641
       Royal Dutch Shell P.L.C. , Class A (B03MLX2).....................     136,125               3,946,003
       Royal Mail P.L.C.................................................     786,558               2,152,376
       Standard Chartered P.L.C.........................................   4,078,355              37,006,706
       Standard Life Aberdeen P.L.C.....................................   1,614,944               6,349,414
       Vodafone Group P.L.C.............................................  58,351,986             119,080,026
#      Vodafone Group P.L.C., Sponsored ADR.............................   4,011,201              81,908,730
       Wm Morrison Supermarkets P.L.C...................................   9,487,736              24,510,173
#      WPP P.L.C., Sponsored ADR........................................     150,428               9,392,724
       WPP P.L.C........................................................   2,296,513              28,659,467
                                                                                             ---------------
TOTAL UNITED KINGDOM....................................................                       1,818,064,677
                                                                                             ---------------
TOTAL COMMON STOCKS.....................................................                      12,067,720,278
                                                                                             ---------------
PREFERRED STOCKS -- (1.3%)
GERMANY -- (1.3%)
       Bayerische Motoren Werke AG......................................     157,620               9,702,006
       Porsche Automobil Holding SE.....................................     322,304              23,731,440
       Volkswagen AG....................................................     701,336             133,327,635
                                                                                             ---------------
TOTAL GERMANY...........................................................                         166,761,081
                                                                                             ---------------
TOTAL INVESTMENT SECURITIES
  (Cost $12,023,744,028)................................................                      12,234,481,359
                                                                                             ---------------

                                                                                                 VALUE+
                                                                                     -------------------------------
SECURITIES LENDING COLLATERAL -- (2.1%)
@ (S)  The DFA Short Term Investment Fund...............................  22,261,860             257,591,985
                                                                                             ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,281,304,441)................................................                     $12,492,073,344
                                                                                             ===============

ADR     American Depositary Receipt
P.L.C.  Public Limited Company
SA      Special Assessment

(double right angle quote) Securities that have generally been fair value factored. See Note B to Financial Statements.

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

#      Total or Partial Securities on Loan.
*      Non-Income Producing Securities.
+      See Note B to Financial Statements.
@      Security purchased with cash proceeds from Securities on Loan.
(S)    Affiliated Fund.

As of October 31, 2019, The DFA International Value Series had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI EAFE Index..........     44     12/20/19  $  4,216,215 $  4,305,840   $   89,625
S&P 500(R) Emini Index...    676     12/20/19   101,655,047  102,610,040      954,993
                                               ------------ ------------   ----------
TOTAL FUTURES CONTRACTS..                      $105,871,262 $106,915,880   $1,044,618
                                               ============ ============   ==========

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ------------------------------------------------------
                                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                         -------------- --------------- ------- ---------------
Common Stocks
   Australia............................             -- $   810,189,014   --    $   810,189,014
   Austria..............................             --       8,691,555   --          8,691,555
   Belgium..............................             --     124,444,141   --        124,444,141
   Canada............................... $1,017,159,078              --   --      1,017,159,078
   Denmark..............................             --     201,071,636   --        201,071,636
   Finland..............................             --     107,311,398   --        107,311,398
   France...............................         42,302   1,275,727,622   --      1,275,769,924
   Germany..............................     12,174,548     809,833,895   --        822,008,443
   Hong Kong............................             --     364,482,765   --        364,482,765
   Ireland..............................      7,252,879      27,629,475   --         34,882,354
   Israel...............................             --      47,094,287   --         47,094,287
   Italy................................     37,407,081     238,681,348   --        276,088,429
   Japan................................     61,015,488   2,675,904,078   --      2,736,919,566
   Netherlands..........................     24,949,700     411,020,369   --        435,970,069
   New Zealand..........................             --      25,446,474   --         25,446,474
   Norway...............................             --      94,188,669   --         94,188,669
   Portugal.............................             --       6,172,620   --          6,172,620
   Singapore............................             --     130,414,832   --        130,414,832
   Spain................................      3,096,838     264,538,806   --        267,635,644
   Sweden...............................             --     291,790,921   --        291,790,921
   Switzerland..........................     60,453,348   1,111,470,434   --      1,171,923,782
   United Kingdom.......................    847,286,736     970,777,941   --      1,818,064,677
Preferred Stocks
   Germany..............................             --     166,761,081   --        166,761,081
Securities Lending Collateral...........             --     257,591,985   --        257,591,985
Futures Contracts**.....................      1,044,618              --   --          1,044,618
                                         -------------- ---------------   --    ---------------
TOTAL................................... $2,071,882,616 $10,421,235,346   --    $12,493,117,962
                                         ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                                       --------- -------------------------------
COMMON STOCKS -- (95.8%)
BRAZIL -- (6.7%)
     Ambev SA, ADR.................................................... 5,984,451           $25,792,984
     Ambev SA.........................................................   855,320             3,706,636
     Atacadao S.A.....................................................   313,081             1,491,828
# *  Azul SA, ADR.....................................................    15,266               595,069
*    B2W Cia Digital..................................................   164,095             2,078,550
     B3 SA - Brasil Bolsa Balcao...................................... 1,724,517            20,803,424
     Banco Bradesco SA, ADR........................................... 1,268,081            11,108,388
     Banco Bradesco SA................................................ 1,230,994            10,083,070
     Banco BTG Pactual SA.............................................   244,931             3,967,265
     Banco do Brasil SA...............................................   716,865             8,606,670
     Banco Santander Brasil SA........................................   311,157             3,651,178
     BB Seguridade Participacoes SA...................................   636,043             5,387,453
#    Braskem SA, Sponsored ADR........................................   144,940             1,961,038
*    BRF SA...........................................................   644,423             5,705,887
     CCR SA........................................................... 2,372,017             9,723,466
     Centrais Eletricas Brasileiras SA................................   173,077             1,707,250
     Centrais Eletricas Brasileiras SA, ADR...........................    33,305               337,380
     Cia de Saneamento Basico do Estado de Sao Paulo..................   367,100             4,999,627
     Cia de Saneamento Basico do Estado de Sao Paulo, ADR.............    11,702               158,445
     Cia Energetica de Minas Gerais...................................   193,500               721,313
     Cia Siderurgica Nacional SA, Sponsored ADR.......................   525,351             1,534,025
     Cia Siderurgica Nacional SA...................................... 1,479,065             4,351,818
     Cielo SA......................................................... 1,668,136             3,144,523
     Cogna Educacao................................................... 2,954,754             7,124,416
     Cosan SA.........................................................   304,626             4,389,562
     CPFL Energia SA..................................................   108,000               889,206
#    Embraer SA, Sponsored ADR........................................   318,053             5,524,581
     Energisa SA......................................................   130,144             1,555,043
     Engie Brasil Energia SA..........................................   271,376             3,062,580
     Equatorial Energia SA............................................   333,000             8,459,304
#    Gerdau SA, Sponsored ADR.........................................   631,681             2,078,231
     Gerdau SA........................................................   176,416               490,472
     Hapvida Participacoes e Investimentos S.A........................   174,209             2,445,572
     Hypera SA........................................................   499,044             4,270,587
     IRB Brasil Resseguros S/A........................................   646,722             6,093,910
     Itau Unibanco Holding SA.........................................   471,739             3,666,402
     JBS SA........................................................... 2,773,918            19,567,171
     Klabin SA........................................................   929,979             3,668,437
     Localiza Rent a Car SA...........................................   446,680             4,809,286
     Lojas Americanas SA..............................................   166,884               628,754
     Lojas Renner SA.................................................. 1,339,032            16,944,489
     Magazine Luiza SA................................................   917,600            10,213,605
     Natura Cosmeticos SA.............................................   678,400             5,270,900
     Notre Dame Intermedica Participacoes S.A.........................   397,767             5,950,884
     Petrobras Distribuidora S.A......................................   550,056             3,878,714
     Petroleo Brasileiro SA........................................... 3,033,556            24,734,393
     Petroleo Brasileiro SA , Sponsored ADR (US71654V1017)............ 1,299,604            19,611,024
     Petroleo Brasileiro SA , Sponsored ADR (US71654V4086)............   556,265             9,033,744
     Porto Seguro SA..................................................   331,829             4,749,279
     Raia Drogasil SA.................................................   402,200            11,031,542
*    Rumo SA..........................................................   998,988             5,679,323
     Sul America SA...................................................   317,525             3,823,285
     Suzano SA........................................................   725,080             5,901,162
# *  Suzano SA, Sponsored ADR.........................................    90,813               733,768
     Telefonica Brasil SA, ADR........................................    45,286               596,417
     TIM Participacoes SA............................................. 1,203,613             3,427,318
     Ultrapar Participacoes SA........................................   622,968             2,931,157

THE EMERGING MARKETS SERIES

CONTINUED

                                                                         SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                                       ----------- -------------------------------
BRAZIL -- (Continued)
#    Ultrapar Participacoes SA, Sponsored ADR.........................     519,216          $  2,424,739
*    Vale SA, Sponsored ADR...........................................   1,665,738            19,555,770
*    Vale SA..........................................................   3,260,013            38,367,434
     WEG SA...........................................................     363,333             2,310,184
                                                                                            ------------
TOTAL BRAZIL..........................................................                       407,509,932
                                                                                            ------------
CHILE -- (1.1%)
     AES Gener SA.....................................................   2,468,815               528,799
     Aguas Andinas SA, Class A........................................   4,770,656             2,186,673
#    Banco de Chile, ADR..............................................     128,472             3,299,168
     Banco de Credito e Inversiones SA................................      58,898             3,274,236
     Banco Santander Chile, ADR.......................................     227,071             5,501,930
     Cencosud SA......................................................   3,159,901             4,286,910
     Cia Cervecerias Unidas SA........................................     109,017             1,086,150
     Cia Cervecerias Unidas SA, Sponsored ADR.........................     138,016             2,739,618
     Colbun SA........................................................  11,908,297             2,057,821
     Embotelladora Andina SA, ADR, Class B............................      24,029               405,850
*    Empresa Nacional de Telecomunicaciones SA........................     255,024             1,994,800
     Empresas CMPC SA.................................................   1,691,695             3,866,507
     Empresas COPEC SA................................................     319,791             2,862,347
     Enel Americas SA, ADR............................................   1,131,713            10,819,177
     Enel Chile SA, ADR...............................................     808,893             3,356,907
     Itau CorpBanca................................................... 240,267,938             1,454,356
     Itau CorpBanca, ADR..............................................      30,902               280,590
     Latam Airlines Group SA, Sponsored ADR...........................     539,134             6,076,040
     Latam Airlines Group SA..........................................      35,910               397,116
     Parque Arauco SA.................................................      43,325               114,052
     SACI Falabella...................................................     783,273             3,983,837
#    Sociedad Quimica y Minera de Chile SA, Sponsored ADR.............     153,936             4,183,980
                                                                                            ------------
TOTAL CHILE...........................................................                        64,756,864
                                                                                            ------------
CHINA -- (17.4%)
*    51job, Inc., ADR.................................................       5,672               446,783
*    58.com, Inc., ADR................................................      93,188             4,921,258
     AAC Technologies Holdings, Inc...................................   1,203,000             7,784,967
     Agile Group Holdings, Ltd........................................   3,456,000             4,658,228
     Agricultural Bank of China, Ltd., Class H........................  14,618,000             6,015,359
     Air China, Ltd., Class H.........................................   2,406,000             2,124,264
*    Alibaba Group Holding, Ltd., Sponsored ADR.......................     468,034            82,687,567
*    Alibaba Health Information Technology, Ltd.......................   1,702,000             1,713,053
*    Alibaba Pictures Group, Ltd......................................   2,380,000               390,360
# *  Aluminum Corp. of China, Ltd., ADR...............................      72,800               543,088
*    Aluminum Corp. of China, Ltd., Class H...........................   3,302,000               978,272
#    Angang Steel Co., Ltd., Class H..................................   3,060,200             1,023,710
#    Anhui Conch Cement Co., Ltd., Class H............................   1,609,000             9,616,553
     ANTA Sports Products, Ltd........................................     912,000             8,921,288
     BAIC Motor Corp., Ltd., Class H..................................   3,597,500             2,231,554
*    Baidu, Inc., Sponsored ADR.......................................     187,957            19,143,421
     Bank of China, Ltd., Class H.....................................  36,089,181            14,716,618
     Bank of Communications Co., Ltd., Class H........................   4,249,515             2,902,195
     BBMG Corp., Class H..............................................   3,531,500             1,010,687
     Beijing Capital International Airport Co., Ltd., Class H.........   1,172,000             1,110,025
     Beijing Enterprises Holdings, Ltd................................     579,472             2,728,384
     Beijing Enterprises Water Group, Ltd.............................   6,636,000             3,458,869
     Bosideng International Holdings, Ltd.............................   2,556,000             1,321,733
     Brilliance China Automotive Holdings, Ltd........................   2,892,000             3,189,221
#    BYD Co., Ltd., Class H...........................................     757,886             3,554,877
     CGN Power Co., Ltd., Class H.....................................   4,916,000             1,279,824

THE EMERGING MARKETS SERIES

CONTINUED

                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                                      ---------- -------------------------------
CHINA -- (Continued)
    China Cinda Asset Management Co., Ltd., Class H..................  9,500,000           $ 1,970,745
    China CITIC Bank Corp., Ltd., Class H............................  6,492,928             3,763,695
    China Coal Energy Co., Ltd., Class H.............................  2,393,777               954,593
    China Common Rich Renewable Energy Investments, Ltd..............  5,416,000             1,295,950
    China Communications Construction Co., Ltd., Class H.............  4,559,000             3,470,503
    China Communications Services Corp., Ltd., Class H...............  2,176,000             1,343,741
    China Conch Venture Holdings, Ltd................................  1,494,000             5,845,849
    China Construction Bank Corp., Class H........................... 50,692,590            40,618,473
*   China Eastern Airlines Corp., Ltd., ADR..........................      2,200                54,428
*   China Eastern Airlines Corp., Ltd., Class H......................  2,432,000             1,212,945
    China Everbright Bank Co., Ltd., Class H.........................  2,968,000             1,365,778
    China Everbright International, Ltd..............................  2,975,703             2,249,054
#   China Evergrande Group...........................................  3,151,000             7,670,335
    China Galaxy Securities Co., Ltd., Class H.......................  2,505,000             1,277,266
    China Gas Holdings, Ltd..........................................  1,752,800             7,466,819
    China Hongqiao Group, Ltd........................................  2,630,000             1,460,676
    China Huarong Asset Management Co., Ltd., Class H................ 11,878,000             1,753,603
    China International Capital Corp., Ltd., Class H.................  1,072,800             1,956,193
    China International Marine Containers Group Co., Ltd., Class H...    415,920               365,851
    China Jinmao Holdings Group, Ltd.................................  5,284,000             3,512,910
    China Life Insurance Co., Ltd., ADR..............................    539,265             6,918,770
    China Longyuan Power Group Corp., Ltd., Class H..................  2,767,000             1,494,828
    China Mengniu Dairy Co., Ltd.....................................  1,227,000             4,891,735
    China Merchants Bank Co., Ltd., Class H..........................  2,624,054            12,514,718
    China Merchants Port Holdings Co., Ltd...........................  1,482,638             2,318,149
#   China Merchants Securities Co., Ltd., Class H....................    281,400               318,544
    China Minsheng Banking Corp., Ltd., Class H......................  7,584,100             5,304,856
    China Mobile, Ltd., Sponsored ADR................................    903,735            36,492,819
#   China Molybdenum Co., Ltd., Class H..............................  4,872,966             1,535,647
    China National Building Material Co., Ltd., Class H..............  7,652,000             6,449,286
    China Oilfield Services, Ltd., Class H...........................  2,012,000             2,801,259
    China Overseas Land & Investment, Ltd............................  5,818,000            18,358,646
    China Pacific Insurance Group Co., Ltd., Class H.................  1,180,200             4,282,106
#   China Petroleum & Chemical Corp., ADR............................    108,820             6,147,225
    China Petroleum & Chemical Corp., Class H........................ 10,440,800             5,938,463
    China Railway Construction Corp., Ltd., Class H..................  2,318,500             2,535,946
    China Railway Group, Ltd., Class H...............................  3,787,000             2,282,481
    China Railway Signal & Communication Corp., Ltd., Class H........  1,109,000               662,055
    China Reinsurance Group Corp., Class H...........................  5,460,000               890,756
    China Resources Beer Holdings Co., Ltd...........................    687,611             3,525,396
    China Resources Cement Holdings, Ltd.............................  4,378,000             4,794,304
    China Resources Gas Group, Ltd...................................  1,004,000             6,053,421
    China Resources Land, Ltd........................................  3,844,666            16,350,891
    China Resources Pharmaceutical Group, Ltd........................  1,594,500             1,472,533
    China Resources Power Holdings Co., Ltd..........................  1,790,517             2,250,203
    China Shenhua Energy Co., Ltd., Class H..........................  2,551,000             5,180,925
#   China Southern Airlines Co., Ltd., Sponsored ADR.................     11,404               352,726
    China Southern Airlines Co., Ltd., Class H.......................  3,138,000             1,931,248
    China State Construction International Holdings, Ltd.............  1,914,250             1,762,934
    China Taiping Insurance Holdings Co., Ltd........................  1,808,106             4,064,802
    China Telecom Corp., Ltd., ADR...................................     55,096             2,335,520
    China Telecom Corp., Ltd., Class H...............................  3,440,000             1,463,405
    China Unicom Hong Kong, Ltd......................................  4,736,000             4,662,586
    China Unicom Hong Kong, Ltd., ADR................................    508,463             4,957,514
    China Vanke Co., Ltd., Class H...................................  1,335,700             4,870,693
    Chongqing Rural Commercial Bank Co., Ltd., Class H...............  3,392,000             1,810,470
    CIFI Holdings Group Co., Ltd.....................................  2,931,191             1,955,034
    CITIC Securities Co., Ltd., Class H..............................  1,467,000             2,691,528
    CITIC, Ltd.......................................................  5,048,000             6,640,561

THE EMERGING MARKETS SERIES

CONTINUED

                                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                                       ---------- -------------------------------
CHINA -- (Continued)
     CNOOC, Ltd.......................................................  2,444,000           $ 3,637,283
     CNOOC, Ltd., Sponsored ADR.......................................    109,986            16,337,321
     COSCO SHIPPING Development Co., Ltd., Class H....................    921,000               103,178
*    COSCO SHIPPING Holdings Co., Ltd., Class H.......................  2,831,500             1,059,312
     Country Garden Holdings Co., Ltd.................................  9,612,686            13,344,605
     Country Garden Services Holdings Co., Ltd........................  1,194,492             4,047,381
     CRRC Corp., Ltd., Class H........................................  2,686,000             1,796,490
     CSC Financial Co., Ltd., Class H.................................    374,500               259,706
     CSPC Pharmaceutical Group, Ltd...................................  4,510,000            11,550,655
     Dali Foods Group Co., Ltd........................................  1,145,500               783,156
#    Dalian Port PDA Co., Ltd., Class H...............................    155,000                19,577
     Datang International Power Generation Co., Ltd., Class H.........  2,836,000               559,391
     Dongfeng Motor Group Co., Ltd., Class H..........................  3,130,000             3,139,742
     ENN Energy Holdings, Ltd.........................................    511,500             5,835,471
     Everbright Securities Co., Ltd., Class H.........................    202,000               143,223
     Fosun International, Ltd.........................................  2,541,222             3,322,843
#    Future Land Development Holdings, Ltd............................  3,038,000             3,201,494
#    Fuyao Glass Industry Group Co., Ltd., Class H....................    748,800             2,115,807
# *  GDS Holdings, Ltd., ADR..........................................     39,043             1,627,312
     Geely Automobile Holdings, Ltd...................................  5,975,000            11,305,962
*    GF Securities Co., Ltd., Class H.................................  1,142,800             1,190,199
     Great Wall Motor Co., Ltd., Class H..............................  3,150,000             2,552,291
     Guangdong Investment, Ltd........................................  1,340,000             2,900,157
#    Guangshen Railway Co., Ltd., Sponsored ADR.......................     25,401               410,734
#    Guangzhou Automobile Group Co., Ltd., Class H....................  2,175,162             2,172,411
     Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H..    260,000               822,329
#    Guangzhou R&F Properties Co., Ltd., Class H......................  2,051,600             3,178,858
     Guotai Junan Securities Co., Ltd., Class H.......................    371,200               567,230
     Haier Electronics Group Co., Ltd.................................  1,516,000             4,328,311
     Haitian International Holdings, Ltd..............................     22,000                51,914
     Haitong Securities Co., Ltd., Class H............................  2,362,400             2,411,793
     Hengan International Group Co., Ltd..............................    853,000             5,955,642
     Huadian Power International Corp., Ltd., Class H.................  1,738,000               651,243
#    Huaneng Power International, Inc., Sponsored ADR.................     33,132               623,213
     Huaneng Power International, Inc., Class H.......................  1,082,000               513,923
     Huatai Securities Co., Ltd., Class H.............................  1,105,800             1,643,679
#    Huazhu Group, Ltd., ADR..........................................    136,890             5,182,655
     Huishang Bank Corp., Ltd., Class H...............................    800,800               311,092
     Industrial & Commercial Bank of China, Ltd., Class H............. 37,297,185            26,719,448
*    JD.com, Inc., ADR................................................    221,362             6,895,426
     Jiangsu Expressway Co., Ltd., Class H............................  1,192,000             1,583,629
     Jiangxi Copper Co., Ltd., Class H................................  1,322,000             1,547,703
     Kunlun Energy Co., Ltd...........................................  5,892,000             5,483,897
     Legend Holdings Corp., Class H...................................    414,700               911,593
     Lenovo Group, Ltd................................................ 13,905,278             9,693,964
     Li Ning Co., Ltd.................................................  1,697,500             5,755,916
     Logan Property Holdings Co., Ltd.................................  2,428,000             3,697,796
     Longfor Group Holdings, Ltd......................................  1,986,000             8,242,195
#    Maanshan Iron & Steel Co., Ltd., Class H.........................  1,124,000               425,123
     Metallurgical Corp. of China, Ltd., Class H......................  3,247,000               687,386
     Minth Group, Ltd.................................................     68,000               240,528
#    Momo, Inc., Sponsored ADR........................................    172,429             5,779,820
     NetEase, Inc., ADR...............................................     51,056            14,594,868
     New China Life Insurance Co., Ltd., Class H......................    705,100             2,736,618
*    New Oriental Education & Technology Group, Inc., Sponsored ADR...     40,986             5,002,751
#    Nine Dragons Paper Holdings, Ltd.................................  3,293,000             2,856,559
     Orient Securities Co., Ltd., Class H.............................    778,800               435,333
     People's Insurance Co. Group of China, Ltd. (The), Class H.......  3,240,000             1,364,601
     PetroChina Co., Ltd., ADR........................................    118,623             5,721,187

THE EMERGING MARKETS SERIES

CONTINUED

                                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                                          --------- -------------------------------
CHINA -- (Continued)
     PetroChina Co., Ltd., Class H....................................... 3,964,000         $    1,933,090
     PICC Property & Casualty Co., Ltd., Class H......................... 5,771,198              7,303,557
     Ping An Insurance Group Co. of China, Ltd., Class H................. 3,770,000             43,512,512
     Postal Savings Bank of China Co., Ltd., Class H..................... 3,044,000              1,951,699
     Qingdao Port International Co., Ltd., Class H.......................    57,000                 32,688
     Red Star Macalline Group Corp., Ltd., Class H.......................   350,809                281,083
# *  Semiconductor Manufacturing International Corp...................... 3,782,600              4,804,838
     Shandong Weigao Group Medical Polymer Co., Ltd., Class H............   604,000                693,417
     Shanghai Electric Group Co., Ltd., Class H.......................... 2,476,000                757,351
     Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H..............   511,500              1,443,638
     Shanghai Pharmaceuticals Holding Co., Ltd., Class H.................   919,700              1,661,822
     Shenzhen International Holdings, Ltd................................   210,009                426,955
     Shenzhou International Group Holdings, Ltd..........................   545,300              7,535,309
     Shimao Property Holdings, Ltd....................................... 2,297,871              7,698,058
     Sino Biopharmaceutical, Ltd......................................... 7,435,000             11,069,913
     Sinopec Engineering Group Co., Ltd., Class H........................   505,500                288,770
# *  Sinopec Oilfield Service Corp., Class H............................. 1,960,000                209,705
     Sinopec Shanghai Petrochemical Co., Ltd., Sponsored ADR.............     7,417                202,720
     Sinopec Shanghai Petrochemical Co., Ltd., Class H................... 5,113,000              1,412,156
     Sinopharm Group Co., Ltd., Class H.................................. 1,449,600              5,191,377
     Sinotruk Hong Kong, Ltd............................................. 1,021,000              1,542,800
     Sun Art Retail Group, Ltd........................................... 3,156,500              3,220,868
     Sunac China Holdings, Ltd........................................... 3,104,000             14,079,085
     Sunny Optical Technology Group Co., Ltd.............................   581,700              9,350,176
     Tencent Holdings, Ltd............................................... 3,697,300            149,973,259
     Tingyi Cayman Islands Holding Corp.................................. 3,436,000              4,570,896
#    TravelSky Technology, Ltd., Class H................................. 1,092,000              2,489,165
     Trip.com Group Ltd..................................................   301,237              9,937,809
     Tsingtao Brewery Co., Ltd., Class H.................................   320,000              1,854,404
     Uni-President China Holdings, Ltd...................................    76,000                 78,503
*    United Energy Group, Ltd............................................ 5,182,000              1,049,026
# *  Vipshop Holdings, Ltd., ADR.........................................   525,284              6,061,777
     Want Want China Holdings, Ltd....................................... 6,644,000              5,596,964
# *  Weibo Corp., Sponsored ADR..........................................    72,263              3,554,617
     Weichai Power Co., Ltd., Class H.................................... 3,524,800              5,548,102
     Xinjiang Goldwind Science & Technology Co., Ltd., Class H...........   788,159                939,964
#    Xinyi Solar Holdings, Ltd........................................... 2,710,000              1,531,248
     Yanzhou Coal Mining Co., Ltd., Class H.............................. 3,532,000              3,583,470
     Yihai International Holding, Ltd....................................   477,000              3,243,953
     Yum China Holdings, Inc.............................................   281,179             11,950,108
*    YY, Inc., ADR.......................................................    33,875              1,925,455
     Zhejiang Expressway Co., Ltd., Class H..............................   904,000                740,258
     Zhongsheng Group Holdings, Ltd...................................... 1,081,000              3,583,749
     Zhuzhou CRRC Times Electric Co., Ltd., Class H......................   476,700              1,768,827
     Zijin Mining Group Co., Ltd., Class H............................... 7,043,000              2,439,622
     Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H... 1,258,200                923,640
# *  ZTE Corp., Class H..................................................   319,685                891,887
#    ZTO Express Cayman, Inc., ADR.......................................   156,968              3,453,296
                                                                                            --------------
TOTAL CHINA..............................................................                    1,063,674,058
                                                                                            --------------
COLOMBIA -- (0.4%)
     Banco de Bogota SA..................................................    51,765              1,332,719
     Bancolombia SA, Sponsored ADR.......................................   105,078              5,451,447
     Bancolombia SA......................................................   227,945              2,771,757
     Cementos Argos SA...................................................   306,742                692,438
#    Ecopetrol SA, Sponsored ADR.........................................   103,177              1,882,980
     Ecopetrol SA........................................................ 3,327,922              2,993,161
     Grupo Argos SA......................................................   397,985              2,154,771
     Grupo Aval Acciones y Valores SA, ADR...............................    81,855                667,118

THE EMERGING MARKETS SERIES

CONTINUED

                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                                      --------- -------------------------------
COLOMBIA -- (Continued)
    Grupo de Inversiones Suramericana SA.............................   276,874           $ 2,801,506
*   Grupo Energia Bogota SA ESP......................................   904,734               582,188
    Grupo Nutresa SA.................................................   173,509             1,316,204
    Interconexion Electrica SA ESP...................................   489,262             2,822,666
                                                                                          -----------
TOTAL COLOMBIA.......................................................                      25,468,955
                                                                                          -----------
CZECH REPUBLIC -- (0.1%)
    CEZ A.S..........................................................   217,847             4,969,185
    Komercni banka A.S...............................................    57,958             1,958,803
    O2 Czech Republic A.S............................................    70,083               661,142
                                                                                          -----------
TOTAL CZECH REPUBLIC.................................................                       7,589,130
                                                                                          -----------
EGYPT -- (0.1%)
#   Commercial International Bank Egypt S.A.E., GDR.................. 1,751,028             8,649,499
    Commercial International Bank Egypt S.A.E., GDR..................    37,452               185,013
    Egyptian Financial Group-Hermes Holding Co., GDR.................    34,725                79,867
    Egyptian Financial Group-Hermes Holding Co., GDR.................    17,482                40,207
                                                                                          -----------
TOTAL EGYPT..........................................................                       8,954,586
                                                                                          -----------
GREECE -- (0.4%)
*   Alpha Bank AE....................................................   743,230             1,585,895
*   Eurobank Ergasias SA............................................. 1,589,411             1,611,235
*   FF Group.........................................................    12,618                28,643
    Hellenic Petroleum SA............................................   102,242               971,865
    Hellenic Telecommunications Organization SA......................   340,319             5,161,411
    JUMBO SA.........................................................   168,373             3,280,310
    Motor Oil Hellas Corinth Refineries SA...........................    96,253             2,380,548
    Mytilineos SA....................................................    88,879               974,054
*   National Bank of Greece SA.......................................   424,423             1,439,386
    OPAP SA..........................................................   294,440             3,202,153
*   Piraeus Bank SA..................................................    11,341                39,555
    Terna Energy SA..................................................    78,450               639,633
*   Titan Cement International SA....................................    61,385             1,294,067
                                                                                          -----------
TOTAL GREECE.........................................................                      22,608,755
                                                                                          -----------
HUNGARY -- (0.5%)
    MOL Hungarian Oil & Gas P.L.C.................................... 1,279,647            12,654,752
    OTP Bank P.L.C...................................................   262,272            12,095,181
    Richter Gedeon Nyrt..............................................   181,838             3,370,800
                                                                                          -----------
TOTAL HUNGARY........................................................                      28,120,733
                                                                                          -----------
INDIA -- (13.2%)
*   3M India, Ltd....................................................     1,931               612,986
*   5Paisa Capital, Ltd..............................................     8,097                19,157
    ABB India, Ltd...................................................    42,536               868,454
    ACC, Ltd.........................................................    89,253             1,978,135
    Adani Gas, Ltd...................................................   274,364               567,807
*   Adani Green Energy, Ltd..........................................   208,791               263,169
    Adani Ports & Special Economic Zone, Ltd......................... 1,042,109             5,808,538
*   Adani Power, Ltd................................................. 1,288,677             1,197,126
*   Adani Transmissions, Ltd.........................................   358,918             1,394,922
*   Aditya Birla Capital, Ltd........................................   952,698             1,102,925
*   Aditya Birla Fashion and Retail, Ltd.............................   281,439               844,554
    AIA Engineering, Ltd.............................................    17,408               421,466
    Ambuja Cements, Ltd..............................................   906,197             2,591,135
    Apollo Hospitals Enterprise, Ltd.................................    98,257             2,058,962

THE EMERGING MARKETS SERIES

CONTINUED

                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                                      --------- -------------------------------
INDIA -- (Continued)
    Ashok Leyland, Ltd............................................... 3,332,094           $ 3,603,768
    Asian Paints, Ltd................................................   448,324            11,424,248
    Astral Polytechnik, Ltd..........................................    11,063               173,882
    Aurobindo Pharma, Ltd............................................   652,018             4,318,435
*   Avenue Supermarts, Ltd...........................................    47,872             1,343,931
    Axis Bank, Ltd................................................... 1,278,234            13,167,528
    Bajaj Auto, Ltd..................................................   138,030             6,304,909
    Bajaj Finance, Ltd...............................................   249,497            14,153,534
    Bajaj Finserv, Ltd...............................................    46,272             5,300,414
    Bajaj Holdings & Investment, Ltd.................................    65,332             3,358,437
    Balkrishna Industries, Ltd.......................................   140,951             1,757,492
    Bandhan Bank, Ltd................................................   141,728             1,223,055
*   Bank of Baroda................................................... 1,133,342             1,551,835
    Bata India, Ltd..................................................    32,925               837,271
    Bayer CropScience, Ltd...........................................     3,410               174,458
    Berger Paints India, Ltd.........................................   372,075             2,718,247
    Bharat Electronics, Ltd.......................................... 1,847,465             3,073,865
    Bharat Forge, Ltd................................................   405,941             2,580,274
    Bharat Heavy Electricals, Ltd.................................... 1,489,332             1,187,992
    Bharat Petroleum Corp., Ltd......................................   775,412             5,732,358
    Bharti Airtel, Ltd............................................... 2,578,179            13,556,390
    Bharti Infratel, Ltd.............................................   472,935             1,265,632
    Biocon, Ltd......................................................   298,370             1,030,887
    Bosch, Ltd.......................................................     8,773             1,886,347
    Britannia Industries, Ltd........................................    63,182             2,914,933
    Cadila Healthcare, Ltd...........................................   502,353             1,780,612
    Castrol India, Ltd...............................................   521,631             1,110,459
    Cholamandalam Investment and Finance Co., Ltd....................   569,821             2,447,315
    Cipla, Ltd.......................................................   555,658             3,695,899
    City Union Bank, Ltd.............................................   112,069               334,909
    Coal India, Ltd..................................................   745,896             2,186,340
    Colgate-Palmolive India, Ltd.....................................   118,327             2,582,284
    Container Corp. Of India, Ltd....................................   312,698             2,589,758
    Coromandel International, Ltd....................................     5,122                34,379
    Crompton Greaves Consumer Electricals, Ltd.......................     9,816                35,260
    Cummins India, Ltd...............................................    97,690               746,836
    Dabur India, Ltd.................................................   716,101             4,659,408
*   Dewan Housing Finance Corp., Ltd.................................   360,475                88,320
    Divi's Laboratories, Ltd.........................................   107,580             2,650,567
    DLF, Ltd.........................................................   859,072             2,221,745
    Dr Reddy's Laboratories, Ltd., ADR...............................   153,127             5,994,922
    Dr Reddy's Laboratories, Ltd.....................................    71,015             2,792,976
    Edelweiss Financial Services, Ltd................................   879,818             1,143,126
    Eicher Motors, Ltd...............................................    20,610             6,561,016
    Emami, Ltd.......................................................   182,619               841,505
    Endurance Technologies, Ltd......................................    16,026               247,109
    Exide Industries, Ltd............................................   403,542             1,094,745
    Federal Bank, Ltd................................................ 2,661,927             3,142,334
*   Future Retail, Ltd...............................................   179,554               963,139
    GAIL India, Ltd.................................................. 2,255,765             4,383,432
    GAIL India, Ltd., GDR............................................   102,368             1,180,100
    General Insurance Corp. of India.................................    10,633                46,707
    Gillette India, Ltd..............................................     1,999               226,383
    GlaxoSmithKline Consumer Healthcare, Ltd.........................    13,803             1,796,102
    GlaxoSmithKline Pharmaceuticals, Ltd.............................    30,018               705,648
    Glenmark Pharmaceuticals, Ltd....................................   209,511               932,536
    Godrej Consumer Products, Ltd....................................   473,915             4,932,037
    Godrej Industries, Ltd...........................................   102,233               598,149
*   Godrej Properties, Ltd...........................................    34,346               482,033

THE EMERGING MARKETS SERIES

CONTINUED

                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                                      --------- -------------------------------
INDIA -- (Continued)
    Graphite India, Ltd..............................................    47,786           $   192,077
    Grasim Industries, Ltd...........................................   389,869             4,230,723
    Havells India, Ltd...............................................   262,162             2,549,695
    HCL Technologies, Ltd............................................   842,668            13,737,124
    HDFC Bank Ltd.................................................... 2,767,968            47,944,947
    HDFC Life Insurance Co., Ltd.....................................   234,226             2,063,954
*   Hemisphere Properties India, Ltd.................................   109,030               256,401
    Hero MotoCorp, Ltd...............................................    91,372             3,486,852
    Hindalco Industries, Ltd......................................... 2,362,100             6,229,207
    Hindustan Petroleum Corp., Ltd...................................   726,814             3,300,546
    Hindustan Unilever, Ltd..........................................   959,377            29,474,730
    Honeywell Automation India, Ltd..................................       750               296,037
    Housing Development Finance Corp., Ltd........................... 1,218,361            36,652,982
    ICICI Bank, Ltd., Sponsored ADR..................................   938,097            12,223,397
    ICICI Lombard General Insurance Co., Ltd.........................    50,721               955,315
    ICICI Prudential Life Insurance Co., Ltd.........................   237,801             1,707,053
*   IDFC First Bank, Ltd............................................. 2,686,862             1,689,233
    IIFL Finance, Ltd................................................   120,008               194,543
*   IIFL Securities, Ltd.............................................   120,008                49,490
    IIFL Wealth Management, Ltd......................................    17,144               320,746
    Indiabulls Housing Finance, Ltd..................................   888,168             2,561,697
    Indiabulls Ventures, Ltd.........................................   103,518               146,521
    Indian Hotels Co., Ltd. (The)....................................   182,164               392,490
    Indian Oil Corp., Ltd............................................ 1,482,131             3,003,002
    Indraprastha Gas, Ltd............................................   274,014             1,518,738
    IndusInd Bank, Ltd...............................................   173,449             3,208,474
    Info Edge India, Ltd.............................................    42,448             1,525,332
    Infosys, Ltd., Sponsored ADR..................................... 1,695,776            16,262,492
    Infosys, Ltd..................................................... 3,610,458            34,788,558
    InterGlobe Aviation, Ltd.........................................    62,008             1,270,110
    ITC, Ltd......................................................... 4,651,620            16,917,657
*   Jindal Steel & Power, Ltd........................................   718,573             1,170,024
    JSW Steel, Ltd................................................... 2,677,650             8,580,456
    Jubilant Foodworks, Ltd..........................................   128,080             2,876,986
    Kansai Nerolac Paints, Ltd.......................................   135,798             1,072,801
    Kotak Mahindra Bank, Ltd.........................................   538,866            11,896,834
    L&T Finance Holdings, Ltd........................................ 1,403,145             1,889,565
    Larsen & Toubro Infotech, Ltd....................................    77,400             1,872,968
    Larsen & Toubro, Ltd.............................................   417,782             8,673,750
    LIC Housing Finance, Ltd.........................................   915,481             5,351,005
    Lupin, Ltd.......................................................   520,813             5,463,851
    Mahindra & Mahindra Financial Services, Ltd......................   687,295             3,435,991
    Mahindra & Mahindra, Ltd......................................... 1,128,701             9,632,530
    Marico, Ltd......................................................   738,680             3,811,222
    Maruti Suzuki India, Ltd.........................................   138,331            14,739,086
    Mindtree, Ltd....................................................    30,554               306,816
    Motherson Sumi Systems, Ltd...................................... 1,767,890             3,077,721
    Mphasis, Ltd.....................................................   172,487             2,306,537
    MRF, Ltd.........................................................     2,969             2,749,273
    Muthoot Finance, Ltd.............................................   360,148             3,573,327
    Nestle India, Ltd................................................    35,878             7,557,878
    NHPC, Ltd........................................................ 3,026,547             1,004,257
    NTPC, Ltd........................................................ 1,621,967             2,798,147
    Oberoi Realty, Ltd...............................................    85,041               604,925
*   Odisha Cement, Ltd...............................................    78,770               898,674
    Oil & Natural Gas Corp., Ltd..................................... 1,347,023             2,686,579
    Oil India, Ltd...................................................   356,798               864,596
*   Oracle Financial Services Software, Ltd..........................    36,943             1,639,798
    Page Industries, Ltd.............................................     6,750             2,466,155

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CONTINUED

                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                                      ---------- -------------------------------
INDIA -- (Continued)
    Petronet LNG, Ltd................................................  1,989,103          $  8,015,198
    Pfizer, Ltd......................................................      2,325               133,407
    PI Industries, Ltd...............................................      3,550                71,174
    Pidilite Industries, Ltd.........................................    195,176             3,864,737
    Piramal Enterprises, Ltd.........................................    139,734             3,312,054
    PNB Housing Finance, Ltd.........................................     26,993               203,584
*   Power Finance Corp., Ltd.........................................  1,664,471             2,557,105
    Power Grid Corp. of India, Ltd...................................  1,910,627             5,345,584
    Procter & Gamble Hygiene & Health Care, Ltd......................     11,021             1,898,425
*   Punjab National Bank.............................................  1,362,458             1,251,828
    Rajesh Exports, Ltd..............................................    161,667             1,540,371
    Ramco Cements, Ltd. (The)........................................    106,172             1,173,130
    RBL Bank, Ltd....................................................    362,712             1,580,150
    REC, Ltd.........................................................  2,124,950             4,180,298
    Reliance Industries, Ltd., GDR...................................      3,374               138,370
    Reliance Industries, Ltd.........................................  3,145,620            64,868,528
    Sanofi India, Ltd................................................        529                50,222
    SBI Life Insurance Co., Ltd......................................     73,656             1,030,256
    Shree Cement, Ltd................................................     10,928             3,078,378
    Shriram Transport Finance Co., Ltd...............................    437,608             7,022,946
    Siemens, Ltd.....................................................     70,252             1,652,096
    SRF, Ltd.........................................................     10,220               417,385
*   State Bank of India..............................................  1,330,384             5,852,741
    Steel Authority of India, Ltd....................................  1,037,967               537,606
    Sun Pharmaceutical Industries, Ltd...............................    943,956             5,783,656
    Sun TV Network, Ltd..............................................    164,006             1,218,258
    Sundaram Finance Holdings, Ltd...................................     27,690                26,943
    Sundaram Finance, Ltd............................................     47,405             1,070,686
    Supreme Industries, Ltd..........................................      3,625                59,422
    Tata Chemicals, Ltd..............................................    103,755               920,430
    Tata Communications, Ltd.........................................    109,030               541,932
    Tata Consultancy Services, Ltd...................................  1,281,838            41,123,575
    Tata Global Beverages, Ltd.......................................    335,765             1,499,434
# * Tata Motors, Ltd., Sponsored ADR.................................     41,094               496,416
*   Tata Motors, Ltd.................................................  4,307,173            10,656,444
    Tata Power Co., Ltd. (The).......................................  1,609,942             1,345,854
    Tata Steel, Ltd..................................................  1,004,275             5,369,481
    Tech Mahindra, Ltd...............................................    939,022             9,777,751
    Titan Co., Ltd...................................................    364,783             6,846,880
    Torrent Pharmaceuticals, Ltd.....................................    106,907             2,677,805
    UltraTech Cement, Ltd............................................     84,071             4,909,930
    United Breweries, Ltd............................................     97,945             1,762,012
*   United Spirits, Ltd..............................................    364,742             3,228,135
    UPL, Ltd.........................................................  1,192,254            10,052,139
    Varun Beverages, Ltd.............................................      4,274                37,227
    Vedanta, Ltd.....................................................  4,103,469             8,573,127
*   Vodafone Idea, Ltd............................................... 12,908,562               698,855
    Voltas, Ltd......................................................    145,520             1,444,367
    Whirlpool of India, Ltd..........................................     23,593               736,019
    Wipro, Ltd.......................................................  1,581,554             5,805,013
    Yes Bank, Ltd....................................................  3,630,287             3,589,974
    Zee Entertainment Enterprises, Ltd...............................  1,232,655             4,521,658
                                                                                          ------------
TOTAL INDIA..........................................................                      806,298,419
                                                                                          ------------
INDONESIA -- (2.7%)
    Ace Hardware Indonesia Tbk PT.................................... 11,832,300             1,424,053
    Adaro Energy Tbk PT.............................................. 56,601,000             5,277,105
    Aneka Tambang Tbk................................................ 17,868,700             1,131,739
    Astra Agro Lestari Tbk PT........................................  1,255,245             1,022,395

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CONTINUED

                                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                                        ---------- -------------------------------
INDONESIA -- (Continued)
    Astra International Tbk PT......................................... 22,239,310          $ 10,999,577
    Bank Central Asia Tbk PT...........................................  8,457,600            18,930,876
    Bank Danamon Indonesia Tbk PT......................................  4,749,479             1,420,734
    Bank Mandiri Persero Tbk PT........................................ 15,448,034             7,721,994
    Bank Negara Indonesia Persero Tbk PT............................... 13,179,322             7,194,360
*   Bank Pan Indonesia Tbk PT..........................................  3,721,000               356,164
*   Bank Permata Tbk PT................................................  7,825,200               743,907
    Bank Rakyat Indonesia Persero Tbk PT............................... 63,168,800            18,927,597
    Bank Tabungan Negara Persero Tbk PT................................  9,133,700             1,208,870
    Barito Pacific Tbk PT.............................................. 61,598,500             4,168,751
    Bayan Resources Tbk PT.............................................     79,500                77,969
    Bukit Asam Tbk PT.................................................. 10,313,700             1,651,495
*   Bumi Serpong Damai Tbk PT.......................................... 15,017,500             1,512,245
    Charoen Pokphand Indonesia Tbk PT.................................. 11,695,400             5,245,142
    Ciputra Development Tbk PT.........................................  4,428,800               349,898
    Gudang Garam Tbk PT................................................  1,002,000             4,001,706
    Indah Kiat Pulp & Paper Corp. Tbk PT...............................  8,689,000             4,497,921
    Indocement Tunggal Prakarsa Tbk PT.................................  1,443,900             2,057,080
    Indofood CBP Sukses Makmur Tbk PT..................................  3,456,800             2,861,979
    Indofood Sukses Makmur Tbk PT...................................... 13,548,600             7,424,678
    Japfa Comfeed Indonesia Tbk PT.....................................    525,300                64,348
    Jasa Marga Persero Tbk PT..........................................  3,871,113             1,502,099
    Kalbe Farma Tbk PT................................................. 29,646,700             3,366,638
    Mayora Indah Tbk PT................................................ 12,659,525             1,927,987
    Media Nusantara Citra Tbk PT.......................................  3,313,700               310,279
    Mitra Keluarga Karyasehat Tbk PT...................................  3,840,200               710,990
    Pabrik Kertas Tjiwi Kimia Tbk PT...................................    914,500               688,385
    Pakuwon Jati Tbk PT................................................ 33,683,900             1,499,035
    Perusahaan Gas Negara Tbk PT....................................... 14,270,600             2,141,575
    Sarana Menara Nusantara Tbk PT..................................... 38,313,400             1,798,890
    Semen Indonesia Persero Tbk PT.....................................  4,149,000             3,741,923
    Sinar Mas Agro Resources & Technology Tbk PT.......................  1,035,700               283,565
*   Smartfren Telecom Tbk PT........................................... 46,920,100               497,593
    Surya Citra Media Tbk PT...........................................  8,191,700               711,663
    Telekomunikasi Indonesia Persero Tbk PT............................ 37,216,900            10,860,667
#   Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR.............    196,768             5,682,660
*   Totalindo Eka Persada Tbk PT.......................................    722,000                30,066
    Tower Bersama Infrastructure Tbk PT................................  2,356,000             1,061,440
    Unilever Indonesia Tbk PT..........................................  2,015,700             6,276,257
    United Tractors Tbk PT.............................................  4,737,496             7,312,465
*   Vale Indonesia Tbk PT..............................................  4,774,500             1,260,627
    Waskita Karya Persero Tbk PT....................................... 11,872,279             1,314,673
*   XL Axiata Tbk PT................................................... 13,224,900             3,336,356
                                                                                            ------------
TOTAL INDONESIA........................................................                      166,588,416
                                                                                            ------------
MALAYSIA -- (2.6%)
    AFFIN Bank Bhd.....................................................    156,890                72,796
    AirAsia Group Bhd..................................................  6,063,200             2,768,239
    Alliance Bank Malaysia Bhd.........................................    588,800               405,210
    AMMB Holdings Bhd..................................................  3,703,359             3,532,502
    Astro Malaysia Holdings Bhd........................................  2,812,500               908,912
    Axiata Group Bhd...................................................  3,987,343             4,098,438
    Batu Kawan Bhd.....................................................    105,400               393,375
    BIMB Holdings Bhd..................................................  1,193,855             1,213,884
    Boustead Holdings Bhd..............................................    221,300                52,900
    British American Tobacco Malaysia Bhd..............................    198,100               891,838
    Carlsberg Brewery Malaysia Bhd, Class B............................    101,300               672,392
    CIMB Group Holdings Bhd............................................  4,938,173             6,197,509
    Dialog Group Bhd...................................................  1,629,918             1,356,243

THE EMERGING MARKETS SERIES

CONTINUED

                                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                                        ---------- -------------------------------
MALAYSIA -- (Continued)
    DiGi.Com Bhd.......................................................  5,082,520          $  5,707,922
    Fraser & Neave Holdings Bhd........................................    213,400             1,764,778
    Gamuda Bhd.........................................................  3,172,400             2,836,744
    Genting Bhd........................................................  3,593,900             4,992,325
    Genting Malaysia Bhd...............................................  4,360,000             3,344,065
    Genting Plantations Bhd............................................    415,400               984,565
    HAP Seng Consolidated Bhd..........................................    973,700             2,325,329
    Hartalega Holdings Bhd.............................................  2,213,600             2,784,709
    Heineken Malaysia Bhd..............................................     84,600               516,784
    Hong Leong Bank Bhd................................................    473,166             1,948,296
    Hong Leong Financial Group Bhd.....................................    575,883             2,400,012
    IHH Healthcare Bhd.................................................  1,387,400             1,890,870
    IJM Corp. Bhd......................................................  5,975,162             3,072,090
    Inari Amertron Bhd.................................................  3,079,300             1,447,502
#   IOI Corp. Bhd......................................................  1,524,905             1,591,565
    IOI Properties Group Bhd...........................................  2,847,529               707,795
    Kuala Lumpur Kepong Bhd............................................    416,900             2,161,566
    Lotte Chemical Titan Holding Bhd...................................    162,100                96,125
    Malayan Banking Bhd................................................  4,863,338            10,001,124
    Malaysia Airports Holdings Bhd.....................................  2,790,541             5,281,643
#   Malaysia Building Society Bhd......................................  3,639,160               761,456
    Maxis Bhd..........................................................  2,881,400             3,710,192
    MISC Bhd...........................................................  1,396,698             2,781,940
    Nestle Malaysia Bhd................................................     44,500             1,540,053
    Petronas Chemicals Group Bhd.......................................  3,389,400             6,055,551
    Petronas Dagangan Bhd..............................................    307,800             1,734,518
    Petronas Gas Bhd...................................................    792,400             3,156,346
    PPB Group Bhd......................................................    925,080             4,001,978
    Press Metal Aluminium Holdings Bhd.................................  1,919,800             2,184,324
    Public Bank Bhd....................................................  3,656,014            17,743,930
    QL Resources Bhd...................................................  1,068,790             1,858,625
    RHB Bank Bhd.......................................................  2,413,105             3,319,465
    Serba Dinamik Holdings Bhd.........................................  1,168,300             1,164,932
    Sime Darby Bhd.....................................................  6,338,861             3,436,998
#   Sime Darby Plantation Bhd..........................................  2,911,661             3,414,535
#   Sime Darby Property Bhd............................................  3,479,461               603,315
    SP Setia Bhd Group.................................................  1,538,111               444,897
    Sunway Bhd.........................................................  3,657,082             1,486,587
    Telekom Malaysia Bhd...............................................  1,604,564             1,441,921
    Tenaga Nasional Bhd................................................  3,718,850            12,315,884
    Top Glove Corp. Bhd................................................  2,847,100             2,962,025
    UMW Holdings Bhd...................................................    775,266               821,442
    United Plantations Bhd.............................................     36,600               218,573
    Westports Holdings Bhd.............................................  1,666,900             1,705,231
    Yinson Holdings Bhd................................................    466,300               770,154
    YTL Corp. Bhd...................................................... 13,265,999             2,758,458
#   YTL Power International Bhd........................................  2,843,597               466,344
                                                                                            ------------
TOTAL MALAYSIA.........................................................                      161,279,721
                                                                                            ------------
MEXICO -- (3.6%)
    Alfa S.A.B. de C.V., Class A....................................... 11,293,476             9,827,816
#   America Movil S.A.B. de C.V........................................ 48,207,854            38,167,318
    America Movil S.A.B. de C.V., Sponsored ADR, Class L...............    109,448             1,730,373
    Arca Continental S.A.B. de C.V.....................................    692,024             3,867,981
#   Becle S.A.B. de C.V................................................    932,836             1,606,574
#   Cemex S.A.B. de C.V................................................ 24,758,419             9,305,402
    Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR......................     29,997             1,649,235
#   Coca-Cola Femsa S.A.B. de C.V......................................    390,519             2,148,651
    El Puerto de Liverpool S.A.B. de C.V...............................    334,218             1,702,841

THE EMERGING MARKETS SERIES

CONTINUED

                                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                                         ---------- -------------------------------
MEXICO -- (Continued)
     Fomento Economico Mexicano S.A.B. de C.V...........................  1,232,252          $ 10,953,280
     Gruma S.A.B. de C.V., Class B......................................    573,607             6,002,202
     Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR...............     13,641             1,425,621
     Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B...........    533,221             5,589,029
     Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR................     32,374             5,301,243
#    Grupo Bimbo S.A.B. de C.V., Class A................................  3,048,353             5,688,970
#    Grupo Carso S.A.B. de C.V..........................................    793,269             2,647,460
     Grupo Elektra S.A.B. de C.V........................................     93,302             6,778,236
     Grupo Financiero Banorte S.A.B. de C.V.............................  5,267,183            28,799,538
     Grupo Financiero Inbursa S.A.B. de C.V.............................  3,950,124             4,913,912
#    Grupo Lala S.A.B. de C.V...........................................    604,703               595,068
     Grupo Mexico S.A.B. de C.V., Class B...............................  5,062,536            13,366,579
*    Grupo Qumma S.A. de C.V., Class B..................................      1,591                     0
     Grupo Televisa S.A.B., Sponsored ADR...............................    202,737             2,240,244
#    Grupo Televisa S.A.B...............................................  3,760,780             8,310,803
# *  Impulsora del Desarrollo y el Empleo en America Latina S.A.B. de
       C.V..............................................................  2,300,948             2,584,851
#    Industrias Penoles S.A.B. de C.V...................................    374,851             4,464,345
*    Infraestructura Energetica Nova S.A.B. de C.V......................    466,917             2,063,158
     Kimberly-Clark de Mexico S.A.B. de C.V., Class A...................  2,758,212             5,541,803
     Megacable Holdings S.A.B. de C.V...................................    250,780             1,029,506
#    Orbia Advance Corp. S.A.B. de C.V..................................  3,426,482             7,417,083
     Organizacion Soriana S.A.B. de C.V., Class B.......................    967,645             1,245,491
     Promotora y Operadora de Infraestructura S.A.B. de C.V.............    333,142             3,079,700
#    Wal-Mart de Mexico S.A.B. de C.V...................................  7,198,435            21,573,040
                                                                                             ------------
TOTAL MEXICO............................................................                      221,617,353
                                                                                             ------------
NETHERLANDS -- (0.1%)
*    Prosus N.V.........................................................     49,677             3,425,675
                                                                                             ------------
PERU -- (0.3%)
     Cementos Pacasmayo SAA, ADR........................................     15,158               147,718
     Cia de Minas Buenaventura SAA, ADR.................................    125,122             1,919,371
     Credicorp, Ltd.....................................................     70,995            15,195,770
     Grana y Montero SAA, Sponsored ADR.................................    108,988               268,110
                                                                                             ------------
TOTAL PERU..............................................................                       17,530,969
                                                                                             ------------
PHILIPPINES -- (1.4%)
     Aboitiz Equity Ventures, Inc.......................................  2,238,260             2,463,738
     Aboitiz Power Corp.................................................  1,962,800             1,545,020
     Alliance Global Group, Inc.........................................  9,328,900             2,108,063
*    Altus San Nicolas Corp.............................................     61,317                 6,259
     Ayala Corp.........................................................    239,962             4,062,856
     Ayala Land, Inc....................................................  9,812,818             9,377,403
     Bank of the Philippine Islands.....................................  1,250,932             2,389,881
     BDO Unibank, Inc...................................................  1,553,962             4,740,370
     Bloomberry Resorts Corp............................................  1,686,400               331,815
     DMCI Holdings, Inc................................................. 12,875,600             2,080,206
*    Emperador, Inc.....................................................  1,850,900               255,313
     Globe Telecom, Inc.................................................     67,895             2,440,457
     GT Capital Holdings, Inc...........................................    169,516             2,983,868
     International Container Terminal Services, Inc.....................  2,021,610             4,726,067
     JG Summit Holdings, Inc............................................  3,764,670             5,650,511
     Jollibee Foods Corp................................................    639,740             2,923,191
     LT Group, Inc......................................................  4,703,300             1,236,392
     Manila Electric Co.................................................    295,630             1,971,662
     Megaworld Corp..................................................... 27,020,000             2,570,130
     Metro Pacific Investments Corp..................................... 20,451,700             1,932,267
     Metropolitan Bank & Trust Co.......................................  2,128,588             2,833,599

THE EMERGING MARKETS SERIES

CONTINUED

                                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                                         --------- -------------------------------
PHILIPPINES -- (Continued)
     PLDT, Inc., Sponsored ADR..........................................   121,988           $ 2,545,890
     PLDT, Inc..........................................................   120,010             2,582,553
     Puregold Price Club, Inc........................................... 2,108,900             1,696,292
     Robinsons Land Corp................................................ 3,184,682             1,596,093
     Robinsons Retail Holdings, Inc.....................................   541,860               810,138
     San Miguel Corp.................................................... 1,462,960             4,815,479
     San Miguel Food and Beverage, Inc..................................    48,780                88,471
     Security Bank Corp.................................................   429,970             1,687,021
     Semirara Mining & Power Corp.......................................   144,900                66,672
     SM Investments Corp................................................   189,763             3,846,955
     SM Prime Holdings, Inc............................................. 7,772,210             5,967,575
*    Top Frontier Investment Holdings, Inc..............................    23,189               105,298
     Universal Robina Corp.............................................. 1,309,160             3,889,276
                                                                                             -----------
TOTAL PHILIPPINES.......................................................                      88,326,781
                                                                                             -----------
POLAND -- (1.4%)
*    Alior Bank SA......................................................   227,085             1,604,352
*    AmRest Holdings SE.................................................    60,781               752,576
     Bank Handlowy w Warszawie SA.......................................    53,319               711,907
*    Bank Millennium SA................................................. 1,416,084             2,279,602
     Bank Polska Kasa Opieki SA.........................................   102,625             2,898,203
#    CCC SA.............................................................    41,478             1,211,768
     CD Projekt SA......................................................    47,312             3,123,240
     Cyfrowy Polsat SA..................................................   496,240             3,599,458
*    Dino Polska SA.....................................................    82,960             3,232,949
*    Grupa Azoty SA.....................................................    26,707               245,426
     Grupa Lotos SA.....................................................   316,053             7,892,813
     ING Bank Slaski SA.................................................    38,424             1,950,827
*    KGHM Polska Miedz SA...............................................   384,416             8,427,796
     LPP SA.............................................................     2,033             4,342,816
# *  mBank SA...........................................................    30,837             3,083,127
*    Orange Polska SA...................................................   864,174             1,415,962
*    PGE Polska Grupa Energetyczna SA................................... 1,516,559             3,251,743
     Polski Koncern Naftowy Orlen S.A...................................   565,808            15,470,940
     Polskie Gornictwo Naftowe i Gazownictwo SA......................... 1,283,848             1,581,722
     Powszechna Kasa Oszczednosci Bank Polski SA........................   684,957             6,839,222
     Powszechny Zaklad Ubezpieczen SA...................................   808,411             7,823,071
     Santander Bank Polska SA...........................................    33,813             2,773,758
                                                                                             -----------
TOTAL POLAND............................................................                      84,513,278
                                                                                             -----------
RUSSIA -- (2.1%)
     Gazprom PJSC, Sponsored ADR........................................ 2,221,918            17,812,774
     Gazprom PJSC, Sponsored ADR........................................    42,939               344,049
     Lukoil PJSC, Sponsored ADR.........................................   240,181            22,133,405
     Magnitogorsk Iron & Steel Works PJSC, GDR..........................   199,210             1,461,817
*    Mail.Ru Group, Ltd., GDR...........................................    52,592             1,117,054
     MMC Norilsk Nickel PJSC, ADR.......................................    36,191             1,003,757
     MMC Norilsk Nickel PJSC, ADR.......................................   406,377            11,274,147
     Mobile TeleSystems PJSC, Sponsored ADR.............................   427,008             3,821,722
     Novatek PJSC, GDR..................................................    30,449             6,532,337
     Novolipetsk Steel PJSC, GDR........................................   111,869             2,192,755
     Novolipetsk Steel PJSC, GDR........................................    13,308               260,304
     PhosAgro PJSC, GDR.................................................    83,207             1,047,943
     PhosAgro PJSC, GDR.................................................     2,148                27,022
     Polyus PJSC, GDR...................................................     1,468                86,611
     POLYUS PJSC........................................................    17,913             1,054,180
     Rosneft Oil Co. PJSC, GDR..........................................    71,061               470,566
     Rosneft Oil Co. PJSC, GDR..........................................   700,727             4,656,933

THE EMERGING MARKETS SERIES

CONTINUED

                                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                                         --------- -------------------------------
RUSSIA -- (Continued)
     Rostelecom PJSC, Sponsored ADR.....................................    17,296          $    127,385
     Rostelecom PJSC, Sponsored ADR.....................................    78,867               572,440
     RusHydro PJSC, ADR.................................................    12,131                 9,341
     RusHydro PJSC, ADR................................................. 1,183,182               887,088
     Sberbank of Russia PJSC, Sponsored ADR............................. 1,512,183            22,268,858
     Severstal PJSC, GDR................................................   191,829             2,622,014
     Severstal PJSC, GDR................................................    11,227               153,361
     Tatneft PJSC, Sponsored ADR........................................   137,960             9,674,158
     Tatneft PJSC, Sponsored ADR........................................    80,484             5,612,552
     VEON, Ltd..........................................................   361,489               867,574
     VTB Bank PJSC, GDR................................................. 1,358,280             1,805,354
     VTB Bank PJSC, GDR................................................. 1,442,703             1,917,352
     X5 Retail Group NV, GDR............................................   114,794             3,841,007
                                                                                            ------------
TOTAL RUSSIA............................................................                     125,655,860
                                                                                            ------------
SOUTH AFRICA -- (6.6%)
     Absa Group, Ltd.................................................... 2,048,444            21,009,003
     Anglo American Platinum, Ltd.......................................    87,998             6,572,513
     AngloGold Ashanti, Ltd.............................................     7,142               157,969
     AngloGold Ashanti, Ltd., Sponsored ADR............................. 1,511,371            33,371,072
*    Aspen Pharmacare Holdings, Ltd.....................................   574,874             4,013,135
     Assore, Ltd........................................................    47,921               807,160
     AVI, Ltd...........................................................    87,426               501,987
     Bid Corp., Ltd.....................................................   557,382            13,003,280
     Bidvest Group, Ltd. (The)..........................................   983,621            13,427,252
#    Capitec Bank Holdings, Ltd.........................................    75,595             6,871,578
     Clicks Group, Ltd..................................................   444,655             7,228,259
     Discovery, Ltd.....................................................   778,483             6,197,159
     Exxaro Resources, Ltd..............................................   744,658             6,088,007
     FirstRand, Ltd..................................................... 4,821,116            20,841,591
     Foschini Group, Ltd. (The).........................................   615,580             7,099,390
     Gold Fields, Ltd...................................................    61,553               382,268
     Gold Fields, Ltd., Sponsored ADR................................... 3,517,277            21,736,772
*    Impala Platinum Holdings, Ltd...................................... 1,257,286             8,656,370
     Investec, Ltd......................................................   738,692             4,197,329
     Kumba Iron Ore, Ltd................................................   164,394             4,005,624
     Liberty Holdings, Ltd..............................................   170,283             1,311,421
     Life Healthcare Group Holdings, Ltd................................ 2,954,770             4,666,439
     Momentum Metropolitan Holdings.....................................    46,831                62,541
     Mr. Price Group, Ltd...............................................   439,100             4,642,969
#    MTN Group, Ltd..................................................... 4,153,006            25,705,368
*    MultiChoice Group, Ltd.............................................   660,191             5,498,349
     Naspers, Ltd., Class N.............................................   269,196            38,093,520
     Nedbank Group, Ltd.................................................   878,815            13,331,877
     NEPI Rockcastle P.L.C..............................................   431,671             3,759,114
*    Northam Platinum, Ltd..............................................   364,883             2,463,905
     Old Mutual, Ltd.................................................... 6,793,519             8,834,527
     PSG Group, Ltd.....................................................   301,924             4,721,215
#    Sanlam, Ltd........................................................ 2,683,932            14,125,109
#    Sasol, Ltd., Sponsored ADR.........................................   742,393            13,437,313
#    Shoprite Holdings, Ltd.............................................   824,913             7,391,620
*    Sibanye Gold, Ltd.................................................. 3,938,565             7,604,165
*    Sibanye Gold, Ltd., Sponsored ADR..................................   395,460             3,025,269
     SPAR Group, Ltd. (The).............................................   287,889             3,873,323
     Standard Bank Group, Ltd........................................... 2,064,368            23,699,452
# *  Steinhoff International Holdings NV................................ 3,896,458               252,864
     Telkom SA SOC, Ltd.................................................   998,545             4,564,797
     Tiger Brands, Ltd..................................................   444,130             6,306,561
     Vodacom Group, Ltd.................................................   888,759             7,764,485

THE EMERGING MARKETS SERIES

CONTINUED

                                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                                         --------- -------------------------------
SOUTH AFRICA -- (Continued)
     Woolworths Holdings, Ltd........................................... 2,502,184          $  9,513,129
                                                                                            ------------
TOTAL SOUTH AFRICA......................................................                     400,817,050
                                                                                            ------------
SOUTH KOREA -- (14.8%)
#    Amorepacific Corp..................................................    27,561             4,534,144
     AMOREPACIFIC Group.................................................    17,552             1,272,041
     BGF retail Co., Ltd................................................     8,265             1,265,850
     BNK Financial Group, Inc...........................................   525,177             3,136,554
# *  Celltrion Pharm, Inc...............................................    11,585               396,955
# *  Celltrion, Inc.....................................................    79,315            13,574,758
     Cheil Worldwide, Inc...............................................   108,287             2,301,694
     CJ CheilJedang Corp................................................    19,918             3,914,849
     CJ Corp............................................................    49,649             3,509,332
     CJ ENM Co., Ltd....................................................    23,451             3,318,980
# *  CJ Logistics Corp..................................................    15,593             2,110,294
     Com2uSCorp.........................................................    11,105               936,249
     Cuckoo Holdings Co., Ltd...........................................       480                42,666
     Daelim Industrial Co., Ltd.........................................    64,004             4,974,997
*    Daewoo Engineering & Construction Co., Ltd.........................   410,336             1,530,153
*    Daewoo Shipbuilding & Marine Engineering Co., Ltd..................    71,856             1,732,943
     Daewoong Pharmaceutical Co., Ltd...................................     3,379               441,862
     DB Insurance Co., Ltd..............................................   176,504             7,652,437
     DGB Financial Group, Inc...........................................   341,331             2,060,641
     Dongsuh Cos., Inc..................................................    31,182               468,950
     Doosan Bobcat, Inc.................................................    81,448             2,196,049
     Doosan Co., Ltd....................................................    15,267             1,018,948
# *  Doosan Fuel Cell Co., Ltd..........................................    51,053               338,762
# *  Doosan Heavy Industries & Construction Co., Ltd....................   378,754             1,997,230
# *  Doosan Infracore Co., Ltd..........................................   492,270             2,387,221
*    Doosan Solus Co., Ltd..............................................    28,141               430,538
     Douzone Bizon Co., Ltd.............................................    28,707             1,811,065
     E-MART, Inc........................................................    42,516             4,066,811
     F&F Co., Ltd.......................................................     1,448               124,790
#    Fila Korea, Ltd....................................................    75,486             3,724,692
     Grand Korea Leisure Co., Ltd.......................................    41,934               765,248
     Green Cross Corp...................................................     5,939               653,764
     Green Cross Holdings Corp..........................................    23,565               420,103
     GS Engineering & Construction Corp.................................   193,329             5,118,527
     GS Holdings Corp...................................................   190,987             8,139,330
     GS Home Shopping, Inc..............................................     4,597               587,669
     GS Retail Co., Ltd.................................................    53,143             1,746,567
     Hana Financial Group, Inc..........................................   522,739            15,134,623
# *  Hanall Biopharma Co., Ltd..........................................    21,051               598,596
#    Hanjin Kal Corp....................................................    39,259             1,021,623
     Hankook Tire & Technology Co., Ltd.................................   174,928             4,664,473
     Hanmi Pharm Co., Ltd...............................................     6,448             1,844,375
     Hanmi Science Co., Ltd.............................................    10,613               396,942
     Hanon Systems......................................................   266,528             2,652,601
     Hanssem Co., Ltd...................................................    16,476               895,762
*    Hanwha Aerospace Co., Ltd..........................................    61,456             1,996,286
     Hanwha Chemical Corp...............................................   253,700             3,549,838
     Hanwha Corp........................................................    97,248             1,982,546
     Hanwha Life Insurance Co., Ltd..................................... 1,038,851             1,988,059
     HDC Holdings Co., Ltd..............................................     3,027                30,758
     Hite Jinro Co., Ltd................................................    48,621             1,188,123
# *  HLB, Inc...........................................................    26,246             3,744,338
#    Hotel Shilla Co., Ltd..............................................    55,107             3,663,337
*    Hugel, Inc.........................................................     2,135               667,950
*    Hyosung Advanced Materials Corp....................................     7,969               749,447

THE EMERGING MARKETS SERIES

CONTINUED

                                                                         SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                                         ------- -------------------------------
SOUTH KOREA -- (Continued)
     Hyosung Chemical Corp..............................................   5,674           $   805,748
     Hyosung Corp.......................................................  20,694             1,469,961
     Hyosung TNC Co., Ltd...............................................   7,698             1,060,810
     Hyundai Department Store Co., Ltd..................................  28,328             1,798,566
     Hyundai Elevator Co., Ltd..........................................  16,325             1,029,807
     Hyundai Engineering & Construction Co., Ltd........................ 107,639             3,965,749
     Hyundai Glovis Co., Ltd............................................  27,895             3,613,296
     Hyundai Greenfood Co., Ltd.........................................  51,951               500,075
     Hyundai Heavy Industries Holdings Co., Ltd.........................  14,457             4,233,789
     Hyundai Home Shopping Network Corp.................................   5,020               364,623
     Hyundai Marine & Fire Insurance Co., Ltd........................... 226,396             4,916,587
*    Hyundai Merchant Marine Co., Ltd................................... 188,580               532,995
     Hyundai Mipo Dockyard Co., Ltd.....................................  40,720             1,518,514
     Hyundai Mobis Co., Ltd.............................................  54,300            11,073,592
     Hyundai Motor Co................................................... 128,680            13,478,504
# *  Hyundai Rotem Co., Ltd.............................................  49,288               679,571
     Hyundai Steel Co................................................... 136,222             3,709,992
     Hyundai Wia Corp...................................................  31,556             1,386,737
# *  Iljin Materials Co., Ltd...........................................  21,152               712,077
     Industrial Bank of Korea........................................... 481,487             4,876,197
     Innocean Worldwide, Inc............................................   7,081               390,886
#    Kakao Corp.........................................................  26,447             3,209,403
     Kangwon Land, Inc.................................................. 104,801             2,821,674
     KB Financial Group, Inc............................................ 413,344            14,880,128
     KB Financial Group, Inc., ADR......................................  63,998             2,286,009
     KCC Corp...........................................................  11,809             2,292,105
     KEPCO Plant Service & Engineering Co., Ltd.........................  30,975               866,730
     Kia Motors Corp.................................................... 227,908             8,329,435
#    KIWOOM Securities Co., Ltd.........................................  26,617             1,578,564
# *  KMW Co., Ltd.......................................................  39,619             1,815,742
     Koh Young Technology, Inc..........................................   2,393               193,521
     Kolon Industries, Inc..............................................  40,014             1,619,899
     Korea Aerospace Industries, Ltd....................................  37,044             1,209,169
# *  Korea Electric Power Corp., Sponsored ADR.......................... 130,759             1,422,658
*    Korea Electric Power Corp.......................................... 150,306             3,285,782
     Korea Gas Corp.....................................................  41,078             1,387,839
     Korea Investment Holdings Co., Ltd.................................  87,714             5,095,699
     Korea Petrochemical Ind Co., Ltd...................................     946                96,580
# *  Korea Shipbuilding & Offshore Engineering Co., Ltd.................  55,095             5,758,117
     Korea Zinc Co., Ltd................................................   7,670             2,858,092
     Korean Air Lines Co., Ltd.......................................... 185,901             3,978,946
     Korean Reinsurance Co..............................................  59,695               406,714
     KT Corp., Sponsored ADR............................................  82,100               921,983
     KT&G Corp..........................................................  98,283             8,436,769
     Kumho Petrochemical Co., Ltd.......................................  48,226             2,887,493
*    Kumho Tire Co., Inc................................................ 149,636               543,542
     LG Chem, Ltd.......................................................  41,518            10,954,316
     LG Corp............................................................ 147,582             8,798,328
# *  LG Display Co., Ltd., ADR.......................................... 808,137             4,735,683
*    LG Display Co., Ltd................................................ 525,059             6,154,760
     LG Electronics, Inc................................................ 271,709            15,571,433
     LG Household & Health Care, Ltd....................................  13,212            14,296,668
     LG Innotek Co., Ltd................................................  40,182             4,173,691
     LG Uplus Corp...................................................... 427,869             4,943,022
     Lotte Chemical Corp................................................  42,891             8,344,611
     Lotte Chilsung Beverage Co., Ltd...................................   3,309               389,771
     Lotte Confectionery Co., Ltd.......................................     237                28,569
#    Lotte Corp.........................................................  35,011             1,095,956
     LOTTE Fine Chemical Co., Ltd.......................................  35,146             1,332,601

THE EMERGING MARKETS SERIES

CONTINUED

                                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                                         --------- -------------------------------
SOUTH KOREA -- (Continued)
     Lotte Shopping Co., Ltd............................................    21,751          $  2,324,795
     LS Corp............................................................    41,095             1,711,133
     LS Industrial Systems Co., Ltd.....................................    33,789             1,443,910
     Macquarie Korea Infrastructure Fund................................   501,890             5,112,946
#    Mando Corp.........................................................   102,609             3,145,155
     Medy-Tox, Inc......................................................     7,354             2,081,110
     Meritz Financial Group, Inc........................................   132,014             1,410,951
     Meritz Fire & Marine Insurance Co., Ltd............................   174,445             2,768,527
     Meritz Securities Co., Ltd.........................................   775,459             2,997,902
#    Mirae Asset Daewoo Co., Ltd........................................   680,937             4,174,776
     NAVER Corp.........................................................   127,452            17,970,279
     NCSoft Corp........................................................    14,764             6,552,196
# *  Netmarble Corp.....................................................    13,796             1,064,649
     Nexen Tire Corp....................................................    38,894               312,571
     NH Investment & Securities Co., Ltd................................   316,524             3,282,240
*    NHN Corp...........................................................    18,836               933,268
     NongShim Co., Ltd..................................................     5,761             1,199,223
     OCI Co., Ltd.......................................................    46,230             2,491,073
     Orange Life Insurance, Ltd.........................................    40,537               974,614
     Orion Corp.........................................................     8,589               780,383
     Orion Holdings Corp................................................    67,257               913,125
     Ottogi Corp........................................................     1,212               588,840
*    Pan Ocean Co., Ltd.................................................   431,074             1,624,862
#    Paradise Co., Ltd..................................................    49,111               783,721
# *  Pearl Abyss Corp...................................................    10,242             1,905,209
     POSCO, Sponsored ADR...............................................   104,186             4,678,993
     POSCO..............................................................    70,065            12,712,981
#    POSCO Chemtech Co., Ltd............................................    25,913             1,065,933
     Posco International Corp...........................................    99,219             1,550,673
     S-1 Corp...........................................................    25,840             2,082,135
# *  Samsung Biologics Co., Ltd.........................................     6,740             2,302,508
     Samsung C&T Corp...................................................    52,857             4,526,218
     Samsung Card Co., Ltd..............................................    60,944             1,757,973
     Samsung Electro-Mechanics Co., Ltd.................................    66,506             6,438,740
     Samsung Electronics Co., Ltd....................................... 4,912,950           212,336,945
     Samsung Electronics Co., Ltd. , GDR (4942818)......................    52,509            56,131,486
*    Samsung Engineering Co., Ltd.......................................   229,832             3,508,637
     Samsung Fire & Marine Insurance Co., Ltd...........................    63,656            11,841,521
*    Samsung Heavy Industries Co., Ltd..................................   625,252             3,882,312
     Samsung Life Insurance Co., Ltd....................................   119,059             7,230,144
#    Samsung SDI Co., Ltd...............................................    32,644             6,370,336
     Samsung SDS Co., Ltd...............................................    29,343             5,068,012
     Samsung Securities Co., Ltd........................................   135,268             3,897,008
     Seoul Semiconductor Co., Ltd.......................................    43,467               499,482
     SFA Engineering Corp...............................................    28,906             1,035,930
     Shinhan Financial Group Co., Ltd...................................   305,033            11,113,901
#    Shinhan Financial Group Co., Ltd., ADR.............................    67,490             2,435,714
     Shinsegae International, Inc.......................................     2,305               392,527
     Shinsegae, Inc.....................................................    17,633             3,573,534
     SK Discovery Co., Ltd..............................................     3,578                68,949
     SK Holdings Co., Ltd...............................................    38,964             8,644,367
     SK Hynix, Inc......................................................   821,484            57,763,436
     SK Innovation Co., Ltd.............................................    77,982            10,670,707
     SK Materials Co., Ltd..............................................     9,016             1,415,306
     SK Networks Co., Ltd...............................................   438,461             2,187,009
     SK Telecom Co., Ltd., Sponsored ADR................................    24,883               573,553
     SK Telecom Co., Ltd................................................    18,352             3,751,081
#    SKC Co., Ltd.......................................................    45,410             1,731,997
     S-Oil Corp.........................................................    22,431             1,916,305

THE EMERGING MARKETS SERIES

CONTINUED

                                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                                         ---------- -------------------------------
SOUTH KOREA -- (Continued)
     Ssangyong Cement Industrial Co., Ltd...............................    246,810          $  1,241,221
     Taekwang Industrial Co., Ltd.......................................        565               532,725
     Tongyang Life Insurance Co., Ltd...................................     44,805               141,098
#    WONIK IPS Co., Ltd.................................................     28,695               814,898
     Woongjin Coway Co., Ltd............................................     80,403             6,347,396
# *  Woori Financial Group, Inc., Sponsored ADR.........................      3,749               112,170
     Woori Financial Group, Inc.........................................    807,880             8,144,902
     Young Poong Corp...................................................        516               270,253
     Youngone Corp......................................................     47,262             1,409,846
     Yuhan Corp.........................................................      9,855             1,899,702
*    Yungjin Pharmaceutical Co., Ltd....................................     41,594               190,629
                                                                                             ------------
TOTAL SOUTH KOREA.......................................................                      907,402,069
                                                                                             ------------
SPAIN -- (0.1%)
#    Banco Santander SA, Sponsored ADR..................................    145,551               576,382
     Banco Santander SA.................................................    968,663             3,834,569
                                                                                             ------------
TOTAL SPAIN.............................................................                        4,410,951
                                                                                             ------------
TAIWAN -- (16.0%)
     Accton Technology Corp.............................................    685,000             4,074,844
     Acer, Inc..........................................................  5,550,811             3,238,859
     Advantech Co., Ltd.................................................    306,663             3,029,783
     Airtac International Group.........................................    218,518             2,969,805
     ASE Technology Holding Co., Ltd., ADR..............................    133,966               683,228
     ASE Technology Holding Co., Ltd....................................  7,079,782            18,368,006
     Asia Cement Corp...................................................  3,763,758             5,313,015
     Asustek Computer, Inc..............................................  1,099,180             7,456,759
     AU Optronics Corp., Sponsored ADR..................................    169,591               423,978
#    AU Optronics Corp.................................................. 22,720,873             5,792,919
     Brighton-Best International Taiwan, Inc............................    175,000               183,866
     Catcher Technology Co., Ltd........................................  1,524,429            12,921,228
     Cathay Financial Holding Co., Ltd..................................  6,384,450             8,450,831
     Chailease Holding Co., Ltd.........................................  2,525,473            11,379,829
     Chang Hwa Commercial Bank, Ltd.....................................  9,406,413             7,339,694
     Cheng Shin Rubber Industry Co., Ltd................................  3,477,965             5,466,051
     Chicony Electronics Co., Ltd.......................................  1,172,497             3,642,640
     China Airlines, Ltd................................................  9,779,536             2,912,454
     China Development Financial Holding Corp........................... 21,262,121             6,630,888
*    China Life Insurance Co., Ltd......................................  5,303,933             4,371,330
     China Motor Corp...................................................    114,000               154,994
     China Petrochemical Development Corp...............................  3,324,300             1,107,475
     China Steel Corp................................................... 17,219,932            13,259,085
     Chipbond Technology Corp...........................................  1,246,000             2,468,670
     Chroma ATE, Inc....................................................    663,000             3,296,502
     Chunghwa Telecom Co., Ltd., Sponsored ADR..........................    254,851             9,322,449
     Chunghwa Telecom Co., Ltd..........................................  1,536,000             5,656,267
     Compal Electronics, Inc............................................  9,678,541             5,777,775
     CTBC Financial Holding Co., Ltd.................................... 20,702,175            14,392,417
     CTCI Corp..........................................................  1,199,000             1,611,945
     Delta Electronics, Inc.............................................  2,518,486            11,057,372
     E Ink Holdings, Inc................................................  1,268,000             1,244,156
#    E.Sun Financial Holding Co., Ltd................................... 16,099,057            14,546,464
     Eclat Textile Co., Ltd.............................................    258,402             3,464,817
     Eternal Materials Co., Ltd.........................................  1,081,591               919,462
     Eva Airways Corp...................................................  8,294,758             3,886,649
*    Evergreen Marine Corp. Taiwan, Ltd.................................  5,141,782             2,105,436
     Far Eastern International Bank.....................................    412,653               161,889
     Far Eastern New Century Corp.......................................  7,623,085             7,413,803

THE EMERGING MARKETS SERIES

CONTINUED

                                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                                        ---------- -------------------------------
TAIWAN -- (Continued)
    Far EasTone Telecommunications Co., Ltd............................  2,601,000           $ 6,240,918
    Feng TAY Enterprise Co., Ltd.......................................    550,466             3,718,583
    First Financial Holding Co., Ltd................................... 14,373,297            10,539,189
    Formosa Chemicals & Fibre Corp.....................................  2,951,518             8,579,105
    Formosa Petrochemical Corp.........................................  1,249,000             3,978,197
    Formosa Plastics Corp..............................................  3,312,153            10,631,663
#   Formosa Sumco Technology Corp......................................    143,000               546,852
    Formosa Taffeta Co., Ltd...........................................  1,665,000             1,893,960
    Foxconn Technology Co., Ltd........................................  1,689,627             3,613,244
    Fubon Financial Holding Co., Ltd...................................  8,139,233            11,907,984
    General Interface Solution Holding, Ltd............................    608,000             2,281,401
#   Genius Electronic Optical Co., Ltd.................................     34,000               489,705
    Giant Manufacturing Co., Ltd.......................................    489,506             3,619,621
#   Globalwafers Co., Ltd..............................................    293,000             3,495,860
    Highwealth Construction Corp.......................................  1,580,190             2,425,409
#   Hiwin Technologies Corp............................................    466,205             3,999,401
    Hon Hai Precision Industry Co., Ltd................................  9,612,322            25,387,128
    Hotai Motor Co., Ltd...............................................    390,000             6,899,194
    Hua Nan Financial Holdings Co., Ltd................................ 12,045,308             8,656,056
    Innolux Corp....................................................... 18,433,241             4,086,031
    International CSRC Investment Holdings Co..........................    520,930               560,561
    Inventec Corp......................................................  5,188,550             3,759,500
    ITEQ Corp..........................................................    132,000               668,567
    King's Town Bank Co., Ltd..........................................  1,629,000             1,694,777
    Largan Precision Co., Ltd..........................................    133,860            19,641,853
    Lien Hwa Industrial Holdings Corp..................................     87,780               100,025
    Lite-On Technology Corp............................................  4,435,410             7,308,769
#   Macronix International.............................................  5,204,074             5,282,889
#   Makalot Industrial Co., Ltd........................................    229,950             1,283,785
    MediaTek, Inc......................................................  1,092,995            14,596,785
    Mega Financial Holding Co., Ltd....................................  8,265,369             8,112,260
    Merida Industry Co., Ltd...........................................    184,287             1,066,431
    Micro-Star International Co., Ltd..................................  1,742,000             5,144,550
    Nan Ya Plastics Corp...............................................  3,945,599             9,323,737
    Nanya Technology Corp..............................................  2,714,010             6,207,767
    Nien Made Enterprise Co., Ltd......................................    272,000             2,467,350
#   Novatek Microelectronics Corp......................................    954,000             6,110,978
    Parade Technologies, Ltd...........................................     82,000             1,584,407
    Pegatron Corp......................................................  4,155,345             8,068,734
    Phison Electronics Corp............................................    295,000             2,682,397
    Pou Chen Corp......................................................  5,027,487             6,721,419
    Powertech Technology, Inc..........................................  2,453,819             7,734,553
    Poya International Co., Ltd........................................     55,275               759,274
    President Chain Store Corp.........................................    795,831             7,939,297
    Qisda Corp.........................................................  3,366,000             2,524,105
    Quanta Computer, Inc...............................................  3,869,000             7,421,827
    Radiant Opto-Electronics Corp......................................    865,000             3,434,290
    Realtek Semiconductor Corp.........................................    711,950             5,281,212
    Ruentex Development Co., Ltd.......................................  1,044,230             1,592,694
    Ruentex Industries, Ltd............................................    771,109             1,851,468
    Shin Kong Financial Holding Co., Ltd............................... 19,133,243             6,044,335
    Silergy Corp.......................................................     85,000             2,381,214
    Simplo Technology Co., Ltd.........................................    338,000             3,113,377
    Sino-American Silicon Products, Inc................................  1,508,000             4,533,829
    SinoPac Financial Holdings Co., Ltd................................ 17,621,623             7,231,990
    Standard Foods Corp................................................    713,418             1,440,552
    Synnex Technology International Corp...............................  2,164,343             2,581,487
#   TA Chen Stainless Pipe.............................................  1,806,000             1,948,769
    Taichung Commercial Bank Co., Ltd..................................  2,432,688               939,720

THE EMERGING MARKETS SERIES

CONTINUED

                                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                                       ---------- -------------------------------
TAIWAN -- (Continued)
     Taishin Financial Holding Co., Ltd............................... 16,966,307          $  7,879,320
     Taiwan Business Bank............................................. 10,576,462             4,458,596
     Taiwan Cement Corp...............................................  9,177,565            12,184,531
     Taiwan Cooperative Financial Holding Co., Ltd.................... 13,656,570             9,395,664
     Taiwan FamilyMart Co., Ltd.......................................     85,000               611,563
#    Taiwan Fertilizer Co., Ltd.......................................  1,349,000             2,147,186
     Taiwan Glass Industry Corp.......................................  2,181,374               831,204
     Taiwan High Speed Rail Corp......................................  2,031,000             2,403,459
     Taiwan Mobile Co., Ltd...........................................  2,215,300             8,259,927
     Taiwan Secom Co., Ltd............................................    432,670             1,238,647
     Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR......  1,784,041            92,110,037
     Taiwan Semiconductor Manufacturing Co., Ltd...................... 22,557,808           221,061,961
# *  Tatung Co., Ltd..................................................  3,114,000             1,871,578
#    TCI Co., Ltd.....................................................    113,749             1,256,134
     Teco Electric and Machinery Co., Ltd.............................  3,372,000             2,989,971
     Tripod Technology Corp...........................................    893,870             3,454,650
     Unimicron Technology Corp........................................  2,809,000             4,316,270
     Uni-President Enterprises Corp...................................  5,022,033            12,406,333
     United Microelectronics Corp..................................... 31,829,000            14,657,898
     Vanguard International Semiconductor Corp........................  1,669,000             3,565,959
     Voltronic Power Technology Corp..................................     86,117             1,906,278
     Walsin Lihwa Corp................................................  6,242,000             3,052,578
#    Walsin Technology Corp...........................................    882,000             5,280,406
     Wan Hai Lines, Ltd...............................................  1,467,800               873,129
     Win Semiconductors Corp..........................................    295,034             3,070,954
     Winbond Electronics Corp.........................................  7,437,407             4,186,638
     Wintek Corp......................................................    604,760                 6,816
     Wistron Corp.....................................................  6,755,699             6,193,625
     WPG Holdings, Ltd................................................  3,260,039             4,132,863
#    Yageo Corp.......................................................    420,682             4,316,782
     Yuanta Financial Holding Co., Ltd................................ 16,914,806            10,571,245
     Zhen Ding Technology Holding, Ltd................................  1,232,700             5,828,692
                                                                                           ------------
TOTAL TAIWAN..........................................................                      977,149,563
                                                                                           ------------
THAILAND -- (3.4%)
     Advanced Info Service PCL........................................  1,483,600            11,251,677
     AEON Thana Sinsap Thailand PCL...................................      4,400                29,727
     Airports of Thailand PCL.........................................  4,615,300            11,998,710
     B Grimm Power PCL................................................    922,400             1,466,309
     Bangkok Bank PCL.................................................    207,800             1,200,897
     Bangkok Bank PCL.................................................    116,600               671,913
     Bangkok Dusit Medical Services PCL, Class F......................  7,404,000             5,884,948
     Bangkok Expressway & Metro PCL................................... 12,212,199             4,368,000
     Banpu PCL........................................................  8,310,150             3,192,507
     Banpu Power PCL..................................................    910,600               524,737
     Berli Jucker PCL.................................................  1,497,800             2,418,207
     BTS Group Holdings PCL...........................................  5,507,800             2,444,263
     Bumrungrad Hospital PCL..........................................    787,300             3,141,899
     Carabao Group PCL, Class F.......................................    416,000             1,160,722
     Central Pattana PCL..............................................  1,713,700             3,632,283
     Central Plaza Hotel PCL..........................................  1,157,700             1,054,372
     CH Karnchang PCL.................................................     70,400                47,563
     Charoen Pokphand Foods PCL.......................................  7,424,300             6,208,431
     CP ALL PCL.......................................................  5,689,600            14,744,534
     Delta Electronics Thailand PCL...................................    110,900               161,603
     Electricity Generating PCL.......................................    187,700             2,157,043
     Energy Absolute PCL..............................................  2,027,900             2,753,565
     Global Power Synergy PCL, Class F................................    608,700             1,658,075
     Home Product Center PCL..........................................  6,546,913             3,729,323

THE EMERGING MARKETS SERIES

CONTINUED

                                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                                       ---------- -------------------------------
THAILAND -- (Continued)
     Indorama Ventures PCL............................................  3,766,400          $  3,492,605
     Intouch Holdings PCL.............................................    871,186             1,904,232
     Intouch Holdings PCL, Class F....................................    399,000               872,131
     IRPC PCL......................................................... 23,713,100             2,670,129
     Jasmine International PCL........................................  5,215,000             1,079,442
     Kasikornbank PCL.................................................    990,400             4,575,618
     Kasikornbank PCL.................................................    349,000             1,606,590
     Kiatnakin Bank PCL...............................................    753,600             1,634,734
     Krung Thai Bank PCL..............................................  5,913,587             3,251,053
     Krungthai Card PCL...............................................  1,904,000             2,616,857
     Land & Houses PCL................................................  5,359,100             1,721,585
     Land & Houses PCL................................................  2,877,040               924,235
     Minor International PCL..........................................  2,330,270             2,778,265
     MK Restaurants Group PCL.........................................    807,000             2,077,968
     Muangthai Capital PCL............................................  1,772,300             3,639,099
     Pruksa Holding PCL...............................................    928,800               486,009
     PTT Exploration & Production PCL.................................  1,864,655             7,441,329
     PTT Global Chemical PCL..........................................  3,993,272             6,744,722
     PTT PCL.......................................................... 16,434,000            24,627,869
     Ratch Group PCL..................................................    908,800             2,212,181
     Robinson PCL.....................................................  1,398,800             3,022,742
     Siam Cement PCL (The)............................................    347,000             4,252,028
     Siam Cement PCL (The)............................................    223,000             2,710,416
     Siam City Cement PCL.............................................    113,167               809,540
     Siam Commercial Bank PCL (The)...................................    769,066             2,865,373
     Siam Global House PCL............................................  4,761,044             2,396,684
     Srisawad Corp. PCL...............................................  1,813,372             3,873,572
     Supalai PCL......................................................     18,800                10,086
     Thai Oil PCL.....................................................  2,644,600             5,999,507
     Thai Union Group PCL, Class F....................................  5,320,840             2,572,753
     Thanachart Capital PCL...........................................    774,000             1,358,569
     Tisco Financial Group PCL........................................    724,600             2,339,742
     TMB Bank PCL..................................................... 26,863,500             1,281,121
     TOA Paint Thailand PCL...........................................    859,500             1,280,924
     Total Access Communication PCL...................................  1,066,300             2,189,455
     Total Access Communication PCL...................................  1,459,300             2,996,410
     True Corp. PCL................................................... 26,817,231             4,440,674
     TTW PCL..........................................................  1,094,800               493,104
     VGI PCL..........................................................  3,110,500             1,004,384
     WHA Corp. PCL.................................................... 12,298,000             1,906,098
                                                                                           ------------
TOTAL THAILAND........................................................                      210,061,143
                                                                                           ------------
TURKEY -- (0.8%)
# *  Akbank Turk A.S..................................................  2,375,117             2,869,533
     Anadolu Efes Biracilik Ve Malt Sanayii A.S.......................    280,317               943,081
*    Arcelik A.S......................................................    371,451             1,150,771
#    Aselsan Elektronik Sanayi Ve Ticaret A.S.........................    141,812               455,297
#    BIM Birlesik Magazalar A.S.......................................    691,274             5,720,659
     Coca-Cola Icecek A.S.............................................    204,766             1,118,711
     Enka Insaat ve Sanayi A.S........................................  1,161,058             1,172,225
     Eregli Demir ve Celik Fabrikalari TAS............................  2,645,192             3,023,883
     Ford Otomotiv Sanayi A.S.........................................    126,138             1,422,467
     KOC Holding A.S..................................................    540,881             1,772,896
*    Koza Altin Isletmeleri A.S.......................................     67,645               831,466
# *  Petkim Petrokimya Holding A.S....................................  2,262,679             1,361,076
#    Soda Sanayii A.S.................................................    477,309               457,341
     TAV Havalimanlari Holding A.S....................................    540,265             2,462,985
     Tekfen Holding A.S...............................................    423,774             1,254,692
     Tofas Turk Otomobil Fabrikasi A.S................................    285,875             1,117,856

THE EMERGING MARKETS SERIES

CONTINUED

                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                                       --------- -------------------------------
TURKEY -- (Continued)
     Tupras Turkiye Petrol Rafinerileri A.S...........................   173,991         $    3,787,143
# *  Turk Hava Yollari AO............................................. 1,606,643              3,269,660
*    Turk Telekomunikasyon A.S........................................   802,767                815,348
     Turkcell Iletisim Hizmetleri A.S................................. 1,664,980              3,660,974
#    Turkcell Iletisim Hizmetleri A.S., ADR...........................    73,838                403,894
# *  Turkiye Garanti Bankasi A.S...................................... 2,660,861              4,276,974
# *  Turkiye Halk Bankasi A.S......................................... 1,332,954              1,220,810
*    Turkiye Is Bankasi A.S., Class C................................. 1,851,674              1,876,326
     Turkiye Sise ve Cam Fabrikalari A.S.............................. 1,624,463              1,233,130
# *  Turkiye Vakiflar Bankasi TAO, Class D............................ 1,962,311              1,488,171
*    Yapi ve Kredi Bankasi A.S........................................ 2,897,125              1,154,199
                                                                                         --------------
TOTAL TURKEY..........................................................                       50,321,568
                                                                                         --------------
UNITED KINGDOM -- (0.0%)
#    Mondi P.L.C......................................................   140,279              2,900,887
                                                                                         --------------
TOTAL COMMON STOCKS...................................................                    5,856,982,716
                                                                                         --------------
PREFERRED STOCKS -- (2.0%)
BRAZIL -- (1.9%)
*    AZUL SA..........................................................   118,500              1,551,832
     Banco Bradesco SA................................................ 2,296,111             20,135,700
     Centrais Eletricas Brasileiras SA, Class B.......................   192,052              1,962,900
     Cia Brasileira de Distribuicao...................................   429,889              8,895,771
     Cia Energetica de Minas Gerais................................... 1,249,530              4,252,857
     Gerdau SA........................................................ 1,407,421              4,713,044
     Itau Unibanco Holding SA......................................... 4,269,308             38,568,016
     Lojas Americanas SA..............................................   681,959              3,399,167
     Petroleo Brasileiro SA........................................... 3,525,848             26,717,497
     Telefonica Brasil SA.............................................   314,262              4,159,338
                                                                                         --------------
TOTAL BRAZIL..........................................................                      114,356,122
                                                                                         --------------
CHILE -- (0.0%)
     Embotelladora Andina SA, Class B.................................   412,391              1,187,481
                                                                                         --------------
COLOMBIA -- (0.1%)
     Banco Davivienda SA..............................................   155,022              1,981,346
     Bancolombia SA...................................................    30,330                395,905
     Grupo Argos SA...................................................    55,405                228,833
     Grupo Aval Acciones y Valores SA................................. 3,971,981              1,627,572
     Grupo de Inversiones Suramericana SA.............................   135,078              1,238,082
                                                                                         --------------
TOTAL COLOMBIA........................................................                        5,471,738
                                                                                         --------------
SOUTH KOREA -- (0.0%)
*    CJ Corp..........................................................     6,654                348,299
                                                                                         --------------
TOTAL PREFERRED STOCKS................................................                      121,363,640
                                                                                         --------------
RIGHTS/WARRANTS -- (0.0%)
CHINA -- (0.0%)
*    Legend Holdings Corp. Rights 05/23/19............................    25,976                      0
                                                                                         --------------
TAIWAN -- (0.0%)
*    Cathay Financial Holding Co. Rights 11/25/19.....................   228,891                 39,852
                                                                                         --------------

THE EMERGING MARKETS SERIES

CONTINUED

                                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                                         ---------- -------------------------------
THAILAND -- (0.0%)
*      TMB Bank PCL Rights 11/26/19..................................... 18,596,667         $       24,636
                                                                                            --------------
TOTAL RIGHTS/WARRANTS...................................................                            64,488
                                                                                            --------------
TOTAL INVESTMENT SECURITIES
  (Cost $4,151,605,364).................................................                     5,978,410,844
                                                                                            --------------

                                                                                                VALUE+
                                                                                    -------------------------------
SECURITIES LENDING COLLATERAL -- (2.2%)
@ (S)  The DFA Short Term Investment Fund............................... 11,523,978            133,343,951
                                                                                            --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,284,929,744).................................................                    $6,111,754,795
                                                                                            ==============

ADR                         American Depositary Receipt
CP                          Certificate Participation
GDR                         Global Depositary Receipt
P.L.C.                      Public Limited Company
SA                          Special Assessment
(double right angle quote)  Securities that have generally been fair value factored. See Note B to Financial Statements.
#                           Total or Partial Securities on Loan.
*                           Non-Income Producing Securities.
+                           See Note B to Financial Statements.
@                           Security purchased with cash proceeds from Securities on Loan.
(S)                         Affiliated Fund.

As of October 31, 2019, The Emerging Markets Series had entered into the following outstanding futures contracts:

                                                                                        UNREALIZED
                                         NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                              CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                              --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)..........    650     12/20/19  $33,538,198 $33,845,500    $307,302
S&P 500(R) Emini Index..................     60     12/20/19    9,010,755   9,107,400      96,645
                                                              ----------- -----------    --------
TOTAL FUTURES CONTRACTS.................                      $42,548,953 $42,952,900    $403,947
                                                              =========== ===========    ========

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ------------------------------------------------
                                           LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                         ------------ ------------ ------- --------------
Common Stocks
   Brazil............................... $407,509,932           --   --    $  407,509,932
   Chile................................   36,663,260 $ 28,093,604   --        64,756,864
   China................................  264,262,188  799,411,870   --     1,063,674,058
   Colombia.............................   25,468,955           --   --        25,468,955
   Czech Republic.......................           --    7,589,130   --         7,589,130
   Egypt................................      264,880    8,689,706   --         8,954,586
   Greece...............................           --   22,608,755   --        22,608,755
   Hungary..............................           --   28,120,733   --        28,120,733
   India................................   35,347,463  770,950,956   --       806,298,419
   Indonesia............................    5,682,660  160,905,756   --       166,588,416
   Malaysia.............................           --  161,279,721   --       161,279,721
   Mexico...............................  221,617,353           --   --       221,617,353
   Netherlands..........................    3,425,675           --   --         3,425,675
   Peru.................................   17,530,969           --   --        17,530,969
   Philippines..........................    2,545,890   85,780,891   --        88,326,781

THE EMERGING MARKETS SERIES

CONTINUED

                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ----------------------------------------------------
                                            LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                         -------------- -------------- ------- --------------
   Poland...............................             -- $   84,513,278   --    $   84,513,278
   Russia............................... $   20,627,226    105,028,634   --       125,655,860
   South Africa.........................     71,570,426    329,246,624   --       400,817,050
   South Korea..........................     17,936,063    889,466,006   --       907,402,069
   Spain................................      4,410,951             --   --         4,410,951
   Taiwan...............................    102,539,692    874,609,871   --       977,149,563
   Thailand.............................    210,061,143             --   --       210,061,143
   Turkey...............................        403,894     49,917,674   --        50,321,568
   United Kingdom.......................             --      2,900,887   --         2,900,887
Preferred Stocks
   Brazil...............................    114,356,122             --   --       114,356,122
   Chile................................             --      1,187,481   --         1,187,481
   Colombia.............................      5,471,738             --   --         5,471,738
   South Korea..........................        348,299             --   --           348,299
Rights/Warrants
   Taiwan...............................             --         39,852   --            39,852
   Thailand.............................             --         24,636   --            24,636
Securities Lending Collateral...........             --    133,343,951   --       133,343,951
Futures Contracts**.....................        403,947             --   --           403,947
                                         -------------- --------------   --    --------------
TOTAL................................... $1,568,448,726 $4,543,710,016   --    $6,112,158,742
                                         ============== ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                        SHARES      VALUE+
                                                                       --------- ------------
COMMON STOCKS -- (98.6%)
COMMUNICATION SERVICES -- (12.9%)
     Activision Blizzard, Inc.........................................   496,359 $ 27,810,995
     AT&T, Inc........................................................ 7,170,552  275,994,547
     ATN International, Inc...........................................       684       40,513
     Beasley Broadcast Group, Inc., Class A...........................     9,471       27,087
# *  Cars.com, Inc....................................................    43,079      487,224
#    CBS Corp., Class A...............................................    14,300      571,285
*    Charter Communications, Inc., Class A............................   339,394  158,788,877
#    Cinemark Holdings, Inc...........................................    44,247    1,619,440
     Comcast Corp., Class A........................................... 6,410,970  287,339,675
# *  Consolidated Communications Holdings, Inc........................    10,700       42,800
*    Discovery, Inc., Class B.........................................     3,609      121,262
*    Discovery, Inc., Class C.........................................     3,762       94,953
*    DISH Network Corp., Class A......................................     7,045      242,207
     Entravision Communications Corp., Class A........................    56,828      161,392
     EW Scripps Co. (The), Class A....................................    81,265    1,091,795
     Fox Corp., Class A...............................................   211,170    6,765,887
*    Fox Corp., Class B...............................................   104,154    3,253,771
#    Gannett Co., Inc.................................................    71,219      772,726
# *  GCI Liberty, Inc., Class A.......................................   123,145    8,617,687
*    GCI Liberty, Inc., Class B.......................................     1,686      121,729
*    Gray Television, Inc.............................................    54,374      892,277
*    Hemisphere Media Group, Inc......................................    18,877      243,702
*    IAC/InterActiveCorp..............................................    81,587   18,540,646
     Interpublic Group of Cos., Inc. (The)............................    13,820      300,585
# *  Iridium Communications, Inc......................................    41,700    1,020,399
     John Wiley & Sons, Inc., Class A.................................    28,891    1,331,008
*    Liberty Broadband Corp...........................................     1,905      225,171
*    Liberty Broadband Corp., Class A.................................    24,095    2,842,969
*    Liberty Broadband Corp., Class C.................................    67,601    7,981,650
*    Liberty Latin America, Ltd., Class A.............................     4,700       87,843
*    Liberty Latin America, Ltd., Class C.............................     2,660       48,971
*    Liberty Media Corp.-Liberty Braves, Class A......................     7,613      224,736
*    Liberty Media Corp.-Liberty Braves, Class B......................       762       26,099
*    Liberty Media Corp.-Liberty Braves, Class C......................    16,901      497,058
# *  Liberty Media Corp.-Liberty Formula One, Class A.................    17,043      689,049
*    Liberty Media Corp.-Liberty Formula One, Class C.................    82,356    3,500,130
*    Liberty Media Corp.-Liberty SiriusXM, Class A....................    96,383    4,328,561
*    Liberty Media Corp.-Liberty SiriusXM, Class B....................     6,414      292,639
*    Liberty Media Corp.-Liberty SiriusXM, Class C....................   208,010    9,399,972
*    Liberty TripAdvisor Holdings, Inc., Class A......................    76,802      741,139
*    Liberty TripAdvisor Holdings, Inc., Class B......................     3,422       33,536
#    Lions Gate Entertainment Corp., Class B..........................         1            8
*    Madison Square Garden Co. (The), Class A.........................    12,352    3,296,996
     Marcus Corp. (The)...............................................    20,599      743,624
# *  Meet Group, Inc. (The)...........................................    83,800      356,988
#    Meredith Corp....................................................    44,176    1,665,435
# *  MSG Networks, Inc., Class A......................................    29,558      479,135
#    New Media Investment Group, Inc..................................    44,459      391,684
     News Corp., Class A..............................................   402,247    5,514,806
     News Corp., Class B..............................................    99,903    1,410,630
#    Nexstar Media Group, Inc., Class A...............................    51,781    5,037,774
# *  ORBCOMM, Inc.....................................................    82,899      332,425
     Saga Communications, Inc., Class A...............................     8,693      262,268
#    Salem Media Group, Inc...........................................    10,922       16,492
     Scholastic Corp..................................................    31,200    1,201,200
     Sinclair Broadcast Group, Inc., Class A..........................    82,369    3,281,581

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                                       SHARES     VALUE+
                                                                       ------- ------------
COMMUNICATION SERVICES -- (Continued)
     Spok Holdings, Inc...............................................  12,522 $    149,012
# *  Sprint Corp...................................................... 422,600    2,624,346
     TEGNA, Inc....................................................... 184,139    2,767,609
     Telephone & Data Systems, Inc....................................  90,571    2,362,997
*    T-Mobile US, Inc................................................. 172,043   14,221,074
     Tribune Publishing Co............................................     900        8,064
*    United States Cellular Corp......................................  12,191      453,749
*    Vonage Holdings Corp.............................................  85,934      839,575
     Walt Disney Co. (The)............................................ 559,809   72,730,385
*    Yelp, Inc........................................................   2,647       91,348
# *  Zillow Group, Inc., Class A......................................  30,310      981,741
# *  Zillow Group, Inc., Class C......................................  70,220    2,287,065
*    Zynga, Inc., Class A............................................. 640,800    3,953,736
                                                                               ------------
TOTAL COMMUNICATION SERVICES..........................................          954,675,739
                                                                               ------------
CONSUMER DISCRETIONARY -- (6.4%)
*    1-800-Flowers.com, Inc., Class A.................................  44,330      632,146
     Aaron's, Inc.....................................................  75,999    5,694,605
     Acushnet Holdings Corp...........................................   2,067       58,806
*    Adtalem Global Education, Inc....................................  59,964    1,785,728
*    American Axle & Manufacturing Holdings, Inc...................... 123,769    1,034,709
     American Eagle Outfitters, Inc................................... 173,750    2,672,275
*    American Outdoor Brands Corp.....................................  64,307      455,294
     Aramark.......................................................... 220,783    9,661,464
*    Asbury Automotive Group, Inc.....................................   6,182      637,550
# *  Ascena Retail Group, Inc......................................... 135,576       47,750
     Autoliv, Inc.....................................................  53,413    4,157,668
*    AutoNation, Inc..................................................  58,352    2,967,199
# *  Barnes & Noble Education, Inc....................................  20,210       83,063
     Bassett Furniture Industries, Inc................................   2,900       44,225
*    Beazer Homes USA, Inc............................................   4,326       64,933
     Best Buy Co., Inc................................................  15,363    1,103,524
#    Big 5 Sporting Goods Corp........................................  10,801       34,563
#    Big Lots, Inc....................................................  44,829      971,444
*    Biglari Holdings, Inc., Class B..................................       8          668
#    BJ's Restaurants, Inc............................................  20,458      809,932
*    Boot Barn Holdings, Inc..........................................  32,500    1,139,125
     BorgWarner, Inc.................................................. 194,884    8,122,765
     Brunswick Corp...................................................  63,040    3,671,450
# *  Build-A-Bear Workshop, Inc.......................................  25,874       90,042
# *  Caesars Entertainment Corp....................................... 362,380    4,450,026
     Caleres, Inc.....................................................  74,697    1,607,479
#    Callaway Golf Co................................................. 108,543    2,194,739
*    Canterbury Park Holding Corp.....................................   2,755       34,658
*    Capri Holdings, Ltd.............................................. 129,088    4,010,764
*    Career Education Corp............................................  78,974    1,118,272
     Carnival Corp.................................................... 489,649   21,001,046
     Carriage Services, Inc...........................................  20,916      538,796
# *  Carrols Restaurant Group, Inc....................................  35,900      255,967
*    Cavco Industries, Inc............................................   7,600    1,456,540
# *  Century Communities, Inc.........................................  14,709      443,771
*    Chuy's Holdings, Inc.............................................  16,443      400,716
     Citi Trends, Inc.................................................   5,815      103,798
# *  Conn's, Inc......................................................  25,450      615,636
     Cooper Tire & Rubber Co..........................................  55,558    1,568,958
*    Cooper-Standard Holdings, Inc....................................  18,702      595,846
     Core-Mark Holding Co., Inc.......................................  96,236    2,937,123
     Culp, Inc........................................................  10,036      155,257
     Dana, Inc........................................................ 112,665    1,828,553

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                                        SHARES     VALUE+
                                                                       --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
*    Deckers Outdoor Corp.............................................    22,626 $ 3,459,515
*    Delta Apparel, Inc...............................................     7,532     187,923
#    Designer Brands, Inc., Class A...................................    75,552   1,246,608
#    Dick's Sporting Goods, Inc.......................................    83,076   3,234,149
#    Dillard's, Inc., Class A.........................................   120,300   8,298,294
# *  Dorman Products, Inc.............................................     9,311     669,926
     DR Horton, Inc...................................................   208,125  10,899,506
     Educational Development Corp.....................................     3,358      22,499
# *  El Pollo Loco Holdings, Inc......................................     4,415      51,302
     Escalade, Inc....................................................       277       3,174
     Ethan Allen Interiors, Inc.......................................    16,717     329,492
     Expedia Group, Inc...............................................    30,369   4,150,228
     Extended Stay America, Inc.......................................    90,395   1,284,513
# *  Fiesta Restaurant Group, Inc.....................................    20,300     174,479
     Flanigan's Enterprises, Inc......................................       865      19,553
     Flexsteel Industries, Inc........................................     2,068      34,267
     Foot Locker, Inc.................................................   102,986   4,480,921
     Ford Motor Co.................................................... 2,868,969  24,644,444
*    Fossil Group, Inc................................................       600       6,528
# *  GameStop Corp., Class A..........................................   104,752     569,851
#    Gap, Inc. (The)..................................................   149,047   2,423,504
     General Motors Co................................................ 1,095,598  40,712,422
*    Genesco, Inc.....................................................     6,456     250,816
     Gentex Corp......................................................   221,133   6,202,781
*    Gentherm, Inc....................................................    37,081   1,548,873
*    G-III Apparel Group, Ltd.........................................    31,225     784,060
     Goodyear Tire & Rubber Co. (The).................................   267,257   4,241,369
     Graham Holdings Co., Class B.....................................     5,780   3,639,435
*    Green Brick Partners, Inc........................................     2,594      26,122
     Group 1 Automotive, Inc..........................................    57,936   5,761,156
#    Guess?, Inc......................................................    70,100   1,174,175
# *  Habit Restaurants, Inc. (The), Class A...........................    23,800     250,138
     Hamilton Beach Brands Holding Co., Class A.......................    10,413     194,202
#    Harley-Davidson, Inc.............................................     9,108     354,392
#    Haverty Furniture Cos., Inc......................................    33,479     607,309
*    Helen of Troy, Ltd...............................................    61,653   9,233,153
# *  Hibbett Sports, Inc..............................................    20,800     496,288
#    Hooker Furniture Corp............................................    14,814     350,647
*    Houghton Mifflin Harcourt Co.....................................    30,400     196,384
     Hyatt Hotels Corp., Class A......................................    16,930   1,265,348
     International Game Technology P.L.C..............................     7,100      94,004
*    J Alexander's Holdings, Inc......................................     2,666      25,727
     Johnson Outdoors, Inc., Class A..................................    15,588     912,677
*    K12, Inc.........................................................     1,200      23,748
     KB Home..........................................................    30,800   1,099,252
     Kohl's Corp......................................................   144,069   7,384,977
*    Lakeland Industries, Inc.........................................     9,887     109,251
*    Laureate Education, Inc., Class A................................    17,544     271,143
     La-Z-Boy, Inc....................................................    56,332   2,000,349
     LCI Industries...................................................    10,111     981,980
     Lear Corp........................................................    51,273   6,038,421
     Lennar Corp., Class A............................................   224,100  13,356,360
     Lennar Corp., Class B............................................    12,506     588,032
*    Libbey, Inc......................................................    25,700      46,260
     Lifetime Brands, Inc.............................................    16,431     131,284
#    Lithia Motors, Inc., Class A.....................................    34,933   5,501,249
*    LKQ Corp.........................................................   208,413   7,083,958
*    M/I Homes, Inc...................................................    37,930   1,675,747
#    Macy's, Inc......................................................   337,455   5,115,818

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                                                              SHARES    VALUE+
                                                                                              ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
*                           MarineMax, Inc...................................................  29,164 $   450,584
#                           Marriott Vacations Worldwide Corp................................  26,609   2,925,127
(double right angle quote)  Media General, Inc...............................................  25,196       2,381
*                           Meritage Homes Corp..............................................  28,156   2,029,766
                            MGM Resorts International........................................ 227,871   6,494,323
*                           Modine Manufacturing Co..........................................  14,650     167,450
*                           Mohawk Industries, Inc...........................................  98,740  14,157,341
*                           Monarch Casino & Resort, Inc.....................................   1,103      47,639
# *                         Monitronics International, Inc...................................     855       6,584
#                           Monro, Inc.......................................................   3,100     217,341
# *                         Motorcar Parts of America, Inc...................................  17,638     336,180
#                           Movado Group, Inc................................................  21,998     573,048
*                           Murphy USA, Inc..................................................  34,678   4,089,577
                            Newell Brands, Inc............................................... 169,803   3,221,163
                            Office Depot, Inc................................................ 549,015   1,130,971
#                           Oxford Industries, Inc...........................................  11,400     785,004
#                           Penske Automotive Group, Inc.....................................  43,845   2,136,128
# *                         Potbelly Corp....................................................  25,202     107,109
                            PulteGroup, Inc.................................................. 275,833  10,823,687
                            PVH Corp.........................................................  56,771   4,948,160
*                           Qurate Retail Group, Inc., Class B...............................  21,189     209,771
*                           Qurate Retail, Inc., Class A..................................... 620,725   5,921,716
                            Ralph Lauren Corp................................................  36,864   3,541,156
                            RCI Hospitality Holdings, Inc....................................  12,026     225,488
# *                         Red Robin Gourmet Burgers, Inc...................................  31,175     950,838
*                           Regis Corp.......................................................  38,593     795,016
                            Rocky Brands, Inc................................................   8,729     242,753
                            Royal Caribbean Cruises, Ltd..................................... 322,500  35,097,675
*                           RTW RetailWinds, Inc.............................................   8,600      12,728
*                           ServiceMaster Global Holdings, Inc...............................  53,587   2,163,843
*                           Shiloh Industries, Inc...........................................  15,461      55,969
#                           Shoe Carnival, Inc...............................................  32,650   1,083,653
*                           Skechers U.S.A., Inc., Class A................................... 146,140   5,461,252
#                           Sonic Automotive, Inc., Class A..................................  17,700     570,471
# *                         Sportsman's Warehouse Holdings, Inc..............................  21,200     144,372
                            Standard Motor Products, Inc.....................................  37,342   1,955,227
#                           Steven Madden, Ltd...............................................  35,225   1,450,565
*                           Stoneridge, Inc..................................................  29,561     912,844
                            Strategic Education, Inc.........................................  15,678   1,928,864
                            Strattec Security Corp...........................................   5,224     118,219
                            Superior Group of Cos, Inc.......................................  17,956     259,823
                            Superior Industries International, Inc...........................  23,275      60,515
*                           Tandy Leather Factory, Inc.......................................   9,974      50,768
                            Tapestry, Inc.................................................... 236,819   6,124,139
                            Target Corp...................................................... 277,933  29,713,817
*                           Taylor Morrison Home Corp........................................  16,370     410,069
#                           Tenneco, Inc., Class A...........................................   5,044      63,504
                            Thor Industries, Inc.............................................  38,190   2,415,899
                            Tilly's, Inc., Class A...........................................  18,598     190,815
                            Toll Brothers, Inc............................................... 179,799   7,150,606
*                           TopBuild Corp....................................................  35,100   3,647,943
*                           Unifi, Inc.......................................................  41,401   1,130,247
*                           Universal Electronics, Inc.......................................  15,506     808,173
*                           Urban Outfitters, Inc............................................  51,870   1,488,669
# *                         Veoneer, Inc.....................................................   9,404     149,712
*                           Vista Outdoor, Inc...............................................  17,394     116,540
#                           Whirlpool Corp...................................................  50,924   7,746,559
*                           William Lyon Homes, Class A......................................  23,600     456,660
                            Winnebago Industries, Inc........................................   9,435     453,540

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                                        SHARES      VALUE+
                                                                       --------- ------------
CONSUMER DISCRETIONARY -- (Continued)
     Wolverine World Wide, Inc........................................    33,677 $    999,533
     Wyndham Hotels & Resorts, Inc....................................    47,600    2,568,972
# *  ZAGG, Inc........................................................    30,497      224,763
# *  Zovio, Inc.......................................................    10,994       21,548
                                                                                 ------------
TOTAL CONSUMER DISCRETIONARY..........................................            470,923,653
                                                                                 ------------
CONSUMER STAPLES -- (6.0%)
     Alico, Inc.......................................................       960       31,536
     Andersons, Inc. (The)............................................    30,460      561,073
     Archer-Daniels-Midland Co........................................   813,476   34,198,531
     Bunge, Ltd.......................................................   114,694    6,193,476
# *  Cal-Maine Foods, Inc.............................................     4,230      168,735
     Casey's General Stores, Inc......................................    26,905    4,595,643
# *  Central Garden & Pet Co..........................................    25,184      756,024
*    Central Garden & Pet Co., Class A................................    48,121    1,360,862
     Constellation Brands, Inc., Class B..............................     7,839    1,490,782
#    Coty, Inc., Class A..............................................   229,558    2,683,533
*    Craft Brew Alliance, Inc.........................................     9,754       71,107
*    Darling Ingredients, Inc.........................................   173,938    3,357,003
     Flowers Foods, Inc...............................................    84,458    1,834,428
#    Fresh Del Monte Produce, Inc.....................................    39,437    1,258,040
# *  Hain Celestial Group, Inc. (The).................................    87,292    2,063,583
# *  Hostess Brands, Inc..............................................     4,500       57,510
     Ingles Markets, Inc., Class A....................................    11,437      450,961
     Ingredion, Inc...................................................    62,117    4,907,243
     JM Smucker Co. (The).............................................   108,204   11,434,999
     John B. Sanfilippo & Son, Inc....................................    10,428    1,106,619
*    Landec Corp......................................................    37,056      365,002
#    Limoneira Co.....................................................     6,194      117,190
     Molson Coors Brewing Co., Class A................................     1,908      113,049
     Molson Coors Brewing Co., Class B................................   186,550    9,834,916
     Mondelez International, Inc., Class A............................ 2,081,099  109,153,642
*    Natural Grocers by Vitamin Cottage, Inc..........................     1,000        8,770
*    Nature's Sunshine Products, Inc..................................     1,029        9,714
     Nu Skin Enterprises, Inc., Class A...............................    10,179      453,780
     Oil-Dri Corp. of America.........................................     5,047      176,695
*    Performance Food Group Co........................................    50,855    2,166,932
*    Pilgrim's Pride Corp.............................................     7,900      239,844
*    Post Holdings, Inc...............................................    72,415    7,451,503
     PriceSmart, Inc..................................................     4,262      315,814
# *  Pyxus International, Inc.........................................     3,508       40,061
     Sanderson Farms, Inc.............................................    22,700    3,514,187
     Seaboard Corp....................................................     1,812    7,644,991
*    Seneca Foods Corp., Class A......................................     6,301      222,929
*    Seneca Foods Corp., Class B......................................       300       10,470
*    Simply Good Foods Co. (The)......................................     8,033      197,130
     SpartanNash Co...................................................    33,983      445,007
#    Spectrum Brands Holdings, Inc....................................     6,675      335,152
*    TreeHouse Foods, Inc.............................................    35,887    1,938,616
     Tyson Foods, Inc., Class A.......................................   405,030   33,532,434
     Universal Corp...................................................    22,290    1,221,492
*    US Foods Holding Corp............................................   208,373    8,266,157
#    Village Super Market, Inc., Class A..............................     1,900       50,350
     Walgreens Boots Alliance, Inc....................................   659,669   36,136,668
     Walmart, Inc..................................................... 1,173,687  137,626,538
#    Weis Markets, Inc................................................    11,602      446,561
                                                                                 ------------
TOTAL CONSUMER STAPLES................................................            440,617,282
                                                                                 ------------

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CONTINUED


                                                                          SHARES      VALUE+
                                                                         --------- ------------
ENERGY -- (9.5%)
     Adams Resources & Energy, Inc......................................     6,004 $    180,120
# *  Antero Resources Corp..............................................    26,000       65,000
     Apache Corp........................................................    15,708      340,235
*    Apergy Corp........................................................    13,433      338,109
#    Arch Coal, Inc., Class A...........................................    17,190    1,356,119
     Archrock, Inc......................................................    69,200      667,088
# *  Bonanza Creek Energy, Inc..........................................     6,200      110,484
     Cabot Oil & Gas Corp...............................................   115,578    2,154,374
# *  Callon Petroleum Co................................................   250,011      950,042
# *  Carrizo Oil & Gas, Inc.............................................     1,000        7,360
*    Centennial Resource Development, Inc., Class A.....................    56,834      193,236
     Chevron Corp....................................................... 1,304,634  151,520,193
     Cimarex Energy Co..................................................    79,704    3,365,103
# *  CNX Resources Corp.................................................   175,641    1,480,654
     ConocoPhillips..................................................... 1,439,649   79,468,625
# *  CONSOL Energy, Inc.................................................     3,800       50,274
# *  Dawson Geophysical Co..............................................    21,211       50,906
     Delek US Holdings, Inc.............................................    82,793    3,307,580
# *  Denbury Resources, Inc.............................................   193,800      193,432
     Devon Energy Corp..................................................     4,500       91,260
#    DMC Global, Inc....................................................       372       16,643
*    Dorian LPG, Ltd....................................................    13,595      169,258
# *  Earthstone Energy, Inc., Class A...................................     8,400       32,592
# *  EnLink Midstream LLC...............................................   195,680    1,223,000
*    Era Group, Inc.....................................................    24,458      236,509
     Evolution Petroleum Corp...........................................    17,727       99,626
*    Exterran Corp......................................................    35,500      449,785
     Exxon Mobil Corp................................................... 2,133,521  144,162,014
     GasLog, Ltd........................................................     7,643      104,785
# *  Green Plains, Inc..................................................    21,234      261,815
*    Gulf Island Fabrication, Inc.......................................    13,009       68,167
# *  Gulfport Energy Corp...............................................    68,661      191,221
     Hallador Energy Co.................................................    14,700       49,465
*    Helix Energy Solutions Group, Inc..................................   137,210    1,178,634
#    Helmerich & Payne, Inc.............................................    95,808    3,592,800
     Hess Corp..........................................................   146,488    9,631,586
     HollyFrontier Corp.................................................   145,960    8,019,042
*    International Seaways, Inc.........................................        12          302
     Kinder Morgan, Inc.................................................   574,540   11,479,309
#    Kosmos Energy, Ltd.................................................    26,900      166,780
*    Laredo Petroleum, Inc..............................................    36,900       87,084
     Marathon Oil Corp..................................................   467,019    5,384,729
     Marathon Petroleum Corp............................................ 1,004,662   64,248,135
# *  Matador Resources Co...............................................    63,704      886,123
*    Matrix Service Co..................................................    29,245      548,636
#    Murphy Oil Corp....................................................   148,447    3,062,462
#    Nabors Industries, Ltd.............................................   270,147      499,772
     NACCO Industries, Inc., Class A....................................     6,832      345,016
     National Oilwell Varco, Inc........................................    92,895    2,101,285
*    Natural Gas Services Group, Inc....................................    15,026      178,659
*    Newpark Resources, Inc.............................................    93,715      562,290
     NexTier Oilfield Solutions, Inc....................................     1,400        6,048
     Noble Energy, Inc..................................................   133,794    2,576,872
*    Oasis Petroleum, Inc...............................................   176,912      461,740
     Occidental Petroleum Corp..........................................   177,200    7,176,600
*    Oceaneering International, Inc.....................................   111,126    1,573,544
     Panhandle Oil and Gas, Inc., Class A...............................    10,414      147,775
     Parsley Energy, Inc., Class A......................................   153,065    2,419,958
     Patterson-UTI Energy, Inc..........................................   192,640    1,602,765

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CONTINUED


                                                                          SHARES      VALUE+
                                                                         --------- ------------
ENERGY -- (Continued)
     PBF Energy, Inc., Class A..........................................   128,074 $  4,134,229
*    PDC Energy, Inc....................................................    48,958      976,712
     Peabody Energy Corp................................................    79,122      833,155
     Phillips 66........................................................   775,455   90,588,653
     Pioneer Natural Resources Co.......................................    88,400   10,874,968
*    ProPetro Holding Corp..............................................     5,764       44,671
     QEP Resources, Inc.................................................   108,730      362,071
#    Range Resources Corp...............................................    41,800      168,454
*    REX American Resources Corp........................................     4,050      327,726
*    SandRidge Energy, Inc..............................................     1,400        6,132
     Schlumberger, Ltd..................................................     6,554      214,250
*    SEACOR Holdings, Inc...............................................    18,204      781,134
*    SEACOR Marine Holdings, Inc........................................    12,678      164,941
     Ship Finance International, Ltd....................................    12,481      180,600
*    SilverBow Resources, Inc...........................................     3,019       23,850
     SM Energy Co.......................................................    69,938      548,314
# *  Southwestern Energy Co.............................................   364,155      746,518
*    SRC Energy, Inc....................................................   246,067      767,729
#    Targa Resources Corp...............................................    68,796    2,674,788
*    TETRA Technologies, Inc............................................    31,400       53,380
# *  Transocean, Ltd....................................................   216,054    1,026,256
# *  Unit Corp..........................................................    39,800       81,192
#    Valaris P.L.C......................................................         1            4
     Valero Energy Corp.................................................   605,899   58,760,085
# *  Whiting Petroleum Corp.............................................    39,585      250,969
     World Fuel Services Corp...........................................    14,312      597,812
*    WPX Energy, Inc....................................................   405,172    4,043,616
                                                                                   ------------
TOTAL ENERGY............................................................            700,125,229
                                                                                   ------------
FINANCIALS -- (23.8%)
#    1st Constitution Bancorp...........................................       692       13,141
     1st Source Corp....................................................    45,305    2,318,710
     Affiliated Managers Group, Inc.....................................    31,797    2,539,944
     Aflac, Inc.........................................................   428,750   22,792,350
*    Alleghany Corp.....................................................     3,115    2,424,373
     Allstate Corp. (The)...............................................   169,260   18,012,649
     American Equity Investment Life Holding Co.........................    99,914    2,465,878
     American Financial Group, Inc......................................   156,083   16,238,875
     American International Group, Inc..................................   421,331   22,313,690
     American National Insurance Co.....................................    23,302    2,795,774
     Ameris Bancorp.....................................................     5,770      247,244
     AmeriServ Financial, Inc...........................................    30,968      128,827
*    Arch Capital Group, Ltd............................................     9,282      387,616
     Argo Group International Holdings, Ltd.............................    59,381    3,673,902
     Associated Banc-Corp...............................................    62,243    1,251,707
     Assurant, Inc......................................................    65,820    8,297,927
     Assured Guaranty, Ltd..............................................   122,989    5,770,644
*    Asta Funding, Inc..................................................       885        6,107
*    Athene Holding, Ltd., Class A......................................    90,662    3,930,198
     Atlantic Union Bankshares Corp.....................................    68,246    2,515,548
# *  Atlanticus Holdings Corp...........................................    12,567       99,405
     Axis Capital Holdings, Ltd.........................................    62,010    3,685,254
     Banc of California, Inc............................................     4,100       56,457
*    Bancorp, Inc. (The)................................................    14,759      160,873
     BancorpSouth Bank..................................................    49,627    1,522,060
     Bank of America Corp............................................... 5,929,137  185,404,114
     Bank of New York Mellon Corp. (The)................................   552,910   25,848,542
     Bank OZK...........................................................    52,132    1,462,824
     BankFinancial Corp.................................................    16,687      214,929

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED


                                                                          SHARES      VALUE+
                                                                         --------- ------------
FINANCIALS -- (Continued)
     BankUnited, Inc....................................................    42,709 $  1,464,919
     Banner Corp........................................................    40,520    2,187,270
     Bar Harbor Bankshares..............................................     2,733       68,462
     BB&T Corp..........................................................   195,478   10,370,108
     BCB Bancorp, Inc...................................................     1,059       13,661
*    Berkshire Hathaway, Inc., Class B..................................   561,141  119,287,354
     Berkshire Hills Bancorp, Inc.......................................    33,464    1,038,388
*    Blucora, Inc.......................................................    57,127    1,235,657
     BOK Financial Corp.................................................    23,100    1,782,165
     Boston Private Financial Holdings, Inc.............................    12,500      140,625
*    Brighthouse Financial, Inc.........................................    55,158    2,082,766
     Brookline Bancorp, Inc.............................................    90,600    1,422,420
     Cadence BanCorp....................................................    52,543      808,111
*    Cannae Holdings, Inc...............................................    15,438      450,790
#    Capital City Bank Group, Inc.......................................    14,283      406,351
     Capital One Financial Corp.........................................   372,872   34,770,314
     Capitol Federal Financial, Inc.....................................   139,153    1,985,713
     Carolina Financial Corp............................................     1,153       43,756
#    Cathay General Bancorp.............................................    85,940    3,056,886
     CenterState Bank Corp..............................................    22,895      580,617
     Century Bancorp, Inc., Class A.....................................       295       25,668
     Chemung Financial Corp.............................................       300       12,771
     Chubb, Ltd.........................................................   147,355   22,459,849
     Cincinnati Financial Corp..........................................    12,284    1,390,672
     CIT Group, Inc.....................................................    74,203    3,182,567
     Citigroup, Inc..................................................... 1,870,326  134,401,626
     Citizens Community Bancorp, Inc....................................    10,355      115,148
     CME Group, Inc.....................................................    77,028   15,848,511
     CNA Financial Corp.................................................    51,474    2,308,094
     CNO Financial Group, Inc...........................................   301,264    4,714,782
     Codorus Valley Bancorp, Inc........................................       166        3,592
     Columbia Banking System, Inc.......................................    69,936    2,748,485
     Community Bankers Trust Corp.......................................     5,917       51,241
     Community Financial Corp. (The)....................................       408       13,595
     Community Trust Bancorp, Inc.......................................    18,195      797,123
     Community West Bancshares..........................................       400        3,968
     ConnectOne Bancorp, Inc............................................    38,800      942,064
*    Consumer Portfolio Services, Inc...................................    26,500       89,438
# *  Cowen, Inc., Class A...............................................     3,989       59,715
*    Customers Bancorp, Inc.............................................     2,290       53,998
     CVB Financial Corp.................................................     5,300      110,134
     Donegal Group, Inc., Class A.......................................    12,386      182,322
     E*TRADE Financial Corp.............................................    86,881    3,630,757
     Eagle Bancorp Montana, Inc.........................................     1,000       19,020
     East West Bancorp, Inc.............................................    76,046    3,263,894
     Employers Holdings, Inc............................................    36,900    1,562,346
*    Equity Bancshares, Inc., Class A...................................     2,393       66,430
     ESSA Bancorp, Inc..................................................     8,217      134,348
     Evans Bancorp, Inc.................................................     1,681       63,861
     Everest Re Group, Ltd..............................................    34,913    8,975,783
     FBL Financial Group, Inc., Class A.................................    24,660    1,414,991
     Federal Agricultural Mortgage Corp., Class A.......................       177       13,257
     Federal Agricultural Mortgage Corp., Class C.......................     9,500      804,555
     FedNat Holding Co..................................................    13,665      196,093
     Fifth Third Bancorp................................................   202,049    5,875,585
     Financial Institutions, Inc........................................       296        9,303
     First American Financial Corp......................................    81,153    5,013,632
     First Bancorp......................................................    16,138      609,209
     First BanCorp......................................................   229,025    2,409,343

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CONTINUED


                                                                          SHARES      VALUE+
                                                                         --------- ------------
FINANCIALS -- (Continued)
     First Busey Corp...................................................     3,120 $     82,274
     First Business Financial Services, Inc.............................       964       23,444
     First Citizens BancShares, Inc., Class A...........................     8,627    4,243,794
     First Commonwealth Financial Corp..................................    31,647      445,906
     First Defiance Financial Corp......................................    21,760      672,819
     First Financial Bancorp............................................   112,065    2,626,804
     First Financial Corp...............................................     1,147       50,319
     First Financial Northwest, Inc.....................................    25,371      359,000
     First Hawaiian, Inc................................................    67,592    1,847,289
     First Horizon National Corp........................................   239,535    3,825,374
     First Internet Bancorp.............................................     5,329      121,181
     First Interstate BancSystem, Inc., Class A.........................    20,548      862,194
     First Merchants Corp...............................................    40,115    1,586,548
     First Midwest Bancorp, Inc.........................................   103,318    2,122,152
     First United Corp..................................................     1,266       29,624
     Flagstar Bancorp, Inc..............................................     8,432      306,419
     FNB Corp...........................................................   122,668    1,479,376
     Franklin Financial Network, Inc....................................     5,337      177,562
     Fulton Financial Corp..............................................   167,580    2,858,915
*    Genworth Financial, Inc., Class A..................................    34,964      149,646
     Global Indemnity, Ltd..............................................     8,282      205,062
     Goldman Sachs Group, Inc. (The)....................................   205,139   43,772,560
     Great Southern Bancorp, Inc........................................     1,616       97,639
     Great Western Bancorp, Inc.........................................    25,293      881,967
     Guaranty Federal Bancshares, Inc...................................     1,684       40,871
*    Hallmark Financial Services, Inc...................................    16,734      298,200
     Hancock Whitney Corp...............................................    26,413    1,030,107
     Hanmi Financial Corp...............................................     3,221       62,004
     Hanover Insurance Group, Inc. (The)................................    88,829   11,699,668
     Hartford Financial Services Group, Inc. (The)......................   245,844   14,032,776
     Heartland Financial USA, Inc.......................................       465       21,753
     Hilltop Holdings, Inc..............................................    26,171      611,355
*    HMN Financial, Inc.................................................     3,456       72,749
     Home Bancorp, Inc..................................................       719       27,437
     Home BancShares, Inc...............................................    49,545      915,592
*    HomeStreet, Inc....................................................     2,200       66,022
     Hope Bancorp, Inc..................................................   103,224    1,473,006
     Horace Mann Educators Corp.........................................    58,206    2,535,453
     Huntington Bancshares, Inc.........................................    86,935    1,228,392
     IBERIABANK Corp....................................................    30,509    2,239,056
     Independent Bank Corp..............................................       339       27,825
     Independent Bank Group, Inc........................................    40,199    2,149,441
     International Bancshares Corp......................................    22,918      938,721
     Invesco, Ltd.......................................................   126,947    2,135,249
     Investors Bancorp, Inc.............................................   123,411    1,487,103
     Investors Title Co.................................................     1,069      162,167
#    Janus Henderson Group P.L.C........................................    36,538      845,124
     Jefferies Financial Group, Inc.....................................   114,638    2,140,291
     JPMorgan Chase & Co................................................ 2,307,658  288,272,637
     Kemper Corp........................................................    59,119    4,249,474
     KeyCorp............................................................   526,210    9,455,994
     Lakeland Bancorp, Inc..............................................    55,240      914,222
     Landmark Bancorp, Inc..............................................     2,509       58,184
     Legg Mason, Inc....................................................    43,800    1,631,988
     Lincoln National Corp..............................................   134,595    7,601,926
     Loews Corp.........................................................   243,798   11,946,102
     Mackinac Financial Corp............................................     6,893      107,807
     Marlin Business Services Corp......................................    13,787      327,303
# *  MBIA, Inc..........................................................    82,267      764,260

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CONTINUED


                                                                          SHARES     VALUE+
                                                                         --------- -----------
FINANCIALS -- (Continued)
                            Mercantile Bank Corp........................     4,422 $   155,699
                            Meridian Bancorp, Inc.......................     1,000      19,560
*                           Meridian Corp...............................       511       9,070
                            MetLife, Inc................................   949,912  44,446,382
                            MGIC Investment Corp........................   340,167   4,663,690
                            Middlefield Banc Corp.......................       226      10,396
                            MidWestOne Financial Group, Inc.............       346      11,278
                            Morgan Stanley.............................. 1,036,923  47,750,304
                            MutualFirst Financial, Inc..................     2,300      91,747
                            MVB Financial Corp..........................       716      14,427
                            National Western Life Group, Inc., Class A..       900     245,340
                            Navient Corp................................    61,729     850,008
                            Nelnet, Inc., Class A.......................    16,900   1,035,463
#                           New York Community Bancorp, Inc.............   202,923   2,364,053
(double right angle quote)  NewStar Financial, Inc......................    41,166      28,911
                            Northfield Bancorp, Inc.....................     2,300      39,123
                            Northrim BanCorp, Inc.......................     5,734     223,339
                            Northwest Bancshares, Inc...................    89,407   1,508,296
                            OceanFirst Financial Corp...................     5,000     119,650
                            OFG Bancorp.................................    34,148     693,546
                            Old National Bancorp........................    84,257   1,516,205
                            Old Republic International Corp.............   232,667   5,197,781
                            OneMain Holdings, Inc.......................    43,655   1,746,200
                            Oppenheimer Holdings, Inc., Class A.........     3,097      84,238
                            Oritani Financial Corp......................    46,800     873,288
*                           Pacific Mercantile Bancorp..................     4,866      34,841
#                           Pacific Premier Bancorp, Inc................     3,466     116,995
                            PacWest Bancorp.............................    92,581   3,424,571
                            Peoples Bancorp of North Carolina, Inc......       275       8,179
                            Peoples Bancorp, Inc........................    15,923     520,841
                            People's United Financial, Inc..............   218,574   3,534,342
                            Pinnacle Financial Partners, Inc............    27,914   1,641,901
                            PNC Financial Services Group, Inc. (The)....   217,040  31,839,768
                            Popular, Inc................................    87,336   4,756,319
# *                         PRA Group, Inc..............................    44,671   1,515,687
                            Premier Financial Bancorp, Inc..............     9,004     159,821
                            Principal Financial Group, Inc..............   218,754  11,677,089
                            ProAssurance Corp...........................     3,184     124,876
#                           Prosperity Bancshares, Inc..................    43,994   3,036,466
                            Protective Insurance Corp., Class A.........       300       4,455
                            Protective Insurance Corp., Class B.........     5,098      81,109
                            Provident Financial Holdings, Inc...........       544      10,913
                            Provident Financial Services, Inc...........    71,759   1,790,387
                            Prudential Bancorp, Inc.....................     1,222      21,324
                            Prudential Financial, Inc...................   497,625  45,353,542
                            Radian Group, Inc...........................   167,314   4,199,581
                            Regions Financial Corp...................... 1,302,555  20,971,135
                            Reinsurance Group of America, Inc...........   153,566  24,949,868
                            RenaissanceRe Holdings, Ltd.................    28,067   5,253,581
                            Renasant Corp...............................    44,538   1,545,469
                            Riverview Bancorp, Inc......................     1,682      12,094
                            Safety Insurance Group, Inc.................    26,197   2,546,348
                            Salisbury Bancorp, Inc......................       300      11,418
                            Sandy Spring Bancorp, Inc...................    10,325     356,212
                            Santander Consumer USA Holdings, Inc........    48,660   1,220,393
                            SB Financial Group, Inc.....................     1,128      19,086
*                           Select Bancorp, Inc.........................     2,728      30,826
                            Selective Insurance Group, Inc..............    45,200   3,124,224
#                           Severn Bancorp, Inc.........................     1,399      11,612

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED


                                                                          SHARES       VALUE+
                                                                         --------- --------------
FINANCIALS -- (Continued)
     Signature Bank.....................................................    26,089 $    3,086,850
#    Simmons First National Corp., Class A..............................    52,445      1,254,484
     SLM Corp...........................................................    63,919        539,476
     South State Corp...................................................    14,479      1,141,814
     Southern National Bancorp of Virginia, Inc.........................       193          3,057
     State Auto Financial Corp..........................................    15,100        499,659
     State Street Corp..................................................     6,188        408,841
     Sterling Bancorp...................................................   110,271      2,166,825
     Stewart Information Services Corp..................................    12,271        502,129
     Stifel Financial Corp..............................................    71,100      3,980,178
     SunTrust Banks, Inc................................................   255,532     17,463,057
     Synchrony Financial................................................   544,549     19,260,698
     Synovus Financial Corp.............................................   106,709      3,614,234
     TCF Financial Corp.................................................    80,613      3,191,469
     Territorial Bancorp, Inc...........................................       823         24,328
*    Texas Capital Bancshares, Inc......................................    22,592      1,221,324
     Timberland Bancorp, Inc............................................     3,971        105,232
     Tiptree, Inc.......................................................    37,071        272,472
     Towne Bank.........................................................    10,057        282,501
     Travelers Cos., Inc. (The).........................................   168,250     22,050,845
     TriCo Bancshares...................................................       854         32,136
#    Trustmark Corp.....................................................    66,717      2,289,727
     Two River Bancorp..................................................       700         14,679
     UMB Financial Corp.................................................     6,961        454,275
     Umpqua Holdings Corp...............................................    70,732      1,118,980
#    United Bankshares, Inc.............................................    31,427      1,242,624
     United Community Banks, Inc........................................     7,372        222,708
     United Financial Bancorp, Inc......................................     9,993        141,101
     United Fire Group, Inc.............................................    24,429      1,112,008
     Unity Bancorp, Inc.................................................     3,592         78,449
     Univest Financial Corp.............................................     2,256         58,092
     Unum Group.........................................................   517,445     14,250,435
#    Valley National Bancorp............................................   158,654      1,837,213
     Voya Financial, Inc................................................    72,944      3,936,058
     Washington Federal, Inc............................................    97,887      3,568,960
     Waterstone Financial, Inc..........................................     1,426         26,566
     Webster Financial Corp.............................................    22,479        991,324
     Wells Fargo & Co................................................... 3,018,887    155,865,136
     WesBanco, Inc......................................................    34,796      1,307,982
     Western New England Bancorp, Inc...................................    13,698        130,953
     White Mountains Insurance Group, Ltd...............................     1,572      1,683,612
     Wintrust Financial Corp............................................    47,328      3,020,473
     WSFS Financial Corp................................................    40,724      1,717,331
#    Zions Bancorp NA...................................................   114,384      5,544,192
                                                                                   --------------
TOTAL FINANCIALS........................................................            1,753,069,546
                                                                                   --------------
HEALTH CARE -- (13.3%)
     Abbott Laboratories................................................   915,297     76,527,982
# *  Acadia Healthcare Co., Inc.........................................    68,394      2,051,136
# *  Acorda Therapeutics, Inc...........................................     6,700         11,055
*    Addus HomeCare Corp................................................     2,044        172,125
     Allergan P.L.C.....................................................    26,101      4,596,647
*    Allscripts Healthcare Solutions, Inc...............................    33,823        370,024
*    AMN Healthcare Services, Inc.......................................     3,400        199,784
*    AngioDynamics, Inc.................................................    14,354        219,616
*    Anika Therapeutics, Inc............................................    14,671      1,032,692
     Anthem, Inc........................................................   504,640    135,788,531
*    Arena Pharmaceuticals, Inc.........................................     2,796        136,207
# *  Avanos Medical, Inc................................................    23,671      1,042,471

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED


                                                                          SHARES      VALUE+
                                                                         --------- ------------
HEALTH CARE -- (Continued)
                              Becton Dickinson and Co...................    31,580 $  8,084,480
*                             Bio-Rad Laboratories, Inc., Class A.......     6,342    2,103,134
# *                           Bluebird Bio, Inc.........................     7,100      575,100
*                             Brookdale Senior Living, Inc..............   160,354    1,178,602
*                             Cambrex Corp..............................     3,325      198,602
*                             Catalent, Inc.............................    59,241    2,882,075
*                             Centene Corp..............................    40,272    2,137,638
*                             Cigna Corp................................   299,456   53,440,918
*                             Concert Pharmaceuticals, Inc..............     5,383       33,536
                              CONMED Corp...............................    43,239    4,757,155
                              Cooper Cos., Inc. (The)...................    13,956    4,061,196
# *                           Covetrus, Inc.............................     7,558       74,938
*                             Cross Country Healthcare, Inc.............    33,795      365,324
*                             CryoLife, Inc.............................    17,502      392,920
# *                           Cumberland Pharmaceuticals, Inc...........    23,319      122,658
                              CVS Health Corp........................... 1,510,745  100,298,361
                              Danaher Corp..............................   405,225   55,848,109
*                             DaVita, Inc...............................    73,290    4,294,794
                              DENTSPLY SIRONA, Inc......................    73,992    4,053,282
*                             Digirad Corp..............................     2,671       10,924
*                             Diplomat Pharmacy, Inc....................    34,200      186,048
*                             Emergent BioSolutions, Inc................    30,996    1,771,731
# *                           Enzo Biochem, Inc.........................     6,287       19,867
*                             FONAR Corp................................     1,460       29,682
*                             Globus Medical, Inc., Class A.............    13,207      691,651
# *                           Harvard Bioscience, Inc...................    16,180       45,304
*                             HMS Holdings Corp.........................     6,400      209,216
*                             Horizon Therapeutics P.L.C................    45,000    1,300,950
                              Humana, Inc...............................   198,071   58,272,488
*                             Integer Holdings Corp.....................    41,672    3,227,080
*                             Integra LifeSciences Holdings Corp........    15,398      894,008
# *                           IntriCon Corp.............................     9,335      193,048
*                             Jazz Pharmaceuticals P.L.C................    44,811    5,629,606
                              Kewaunee Scientific Corp..................     1,631       25,949
*                             Laboratory Corp. of America Holdings......     9,871    1,626,445
# *                           LHC Group, Inc............................    30,318    3,364,388
# *                           Ligand Pharmaceuticals, Inc...............     5,369      584,201
*                             LivaNova P.L.C............................     6,183      437,324
                              Luminex Corp..............................    19,129      392,049
*                             Magellan Health, Inc......................    18,899    1,226,545
# *                           Mallinckrodt P.L.C........................    33,959      107,310
* (double right angle quote)  MedCath Corp..............................    29,240            0
*                             MEDNAX, Inc...............................    75,502    1,658,024
*                             Medpace Holdings, Inc.....................       800       58,904
                              Medtronic P.L.C...........................   814,175   88,663,657
                              Meridian Bioscience, Inc..................    19,800      193,842
*                             Merit Medical Systems, Inc................    37,630      777,248
*                             Molina Healthcare, Inc....................    18,941    2,228,219
*                             Mylan NV..................................    28,680      549,222
# *                           Myriad Genetics, Inc......................    80,916    2,724,442
                              National HealthCare Corp..................     6,880      565,398
*                             Natus Medical, Inc........................    16,198      545,549
*                             NuVasive, Inc.............................     4,355      307,202
# *                           Nuvectra Corp.............................    10,668       14,082
*                             Omnicell, Inc.............................    35,405    2,492,158
*                             OraSure Technologies, Inc.................    69,400      592,676
#                             Patterson Cos., Inc.......................    12,992      222,553
                              PerkinElmer, Inc..........................    76,500    6,575,940
                              Perrigo Co. P.L.C.........................    60,070    3,184,911

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED


                                                                          SHARES      VALUE+
                                                                         --------- ------------
HEALTH CARE -- (Continued)
     Pfizer, Inc........................................................ 3,696,959 $141,852,317
# *  Premier, Inc., Class A.............................................    24,342      793,062
# *  Prestige Consumer Healthcare, Inc..................................   111,489    3,953,400
*    Providence Service Corp. (The).....................................     3,200      204,384
     Quest Diagnostics, Inc.............................................     3,282      332,302
*    RTI Surgical Holdings, Inc.........................................    65,316      143,695
*    Select Medical Holdings Corp.......................................   124,004    2,259,353
     STERIS P.L.C.......................................................       200       28,314
*    Supernus Pharmaceuticals, Inc......................................       523       14,534
*    Surmodics, Inc.....................................................     5,593      265,723
# *  Syneos Health, Inc.................................................    36,967    1,853,895
     Taro Pharmaceutical Industries, Ltd................................     3,478      281,162
     Teleflex, Inc......................................................    23,829    8,278,433
     Thermo Fisher Scientific, Inc......................................   435,609  131,545,206
# *  Triple-S Management Corp., Class B.................................    21,741      328,941
*    United Therapeutics Corp...........................................     3,922      352,352
     UnitedHealth Group, Inc............................................    89,716   22,671,233
*    Varex Imaging Corp.................................................     5,400      162,054
*    WellCare Health Plans, Inc.........................................    18,375    5,450,025
                                                                                   ------------
TOTAL HEALTH CARE.......................................................            979,421,318
                                                                                   ------------
INDUSTRIALS -- (12.0%)
     AAR Corp...........................................................    35,596    1,486,133
     ABM Industries, Inc................................................    76,400    2,785,544
     Acme United Corp...................................................     1,030       21,281
     Actuant Corp., Class A.............................................    21,000      520,170
     Acuity Brands, Inc.................................................    32,822    4,095,857
*    Advanced Disposal Services, Inc....................................     9,007      295,249
*    AECOM..............................................................   114,631    4,586,386
*    Aegion Corp........................................................    38,330      830,611
*    Aerovironment, Inc.................................................    35,065    2,033,069
     AGCO Corp..........................................................    73,273    5,619,306
     Air Lease Corp.....................................................    74,037    3,256,147
*    Air Transport Services Group, Inc..................................    20,108      420,458
     Alamo Group, Inc...................................................    22,751    2,435,722
     Alaska Air Group, Inc..............................................   114,992    7,983,895
     Albany International Corp., Class A................................    20,551    1,725,873
#    Allegiant Travel Co................................................    10,873    1,819,379
     Allied Motion Technologies, Inc....................................     1,458       55,200
     Altra Industrial Motion Corp.......................................    15,484      476,907
     AMERCO.............................................................    29,431   11,920,732
# *  Ameresco, Inc., Class A............................................       981       14,460
*    American Woodmark Corp.............................................    16,604    1,646,453
     Apogee Enterprises, Inc............................................    36,374    1,365,480
     Applied Industrial Technologies, Inc...............................    11,718      701,205
*    ARC Document Solutions, Inc........................................    20,800       28,288
     ArcBest Corp.......................................................    12,135      350,580
     Arconic, Inc.......................................................   257,834    7,082,700
     Arcosa, Inc........................................................    61,271    2,353,419
#    Argan, Inc.........................................................    16,121      610,180
*    Armstrong Flooring, Inc............................................    22,983      141,116
*    ASGN, Inc..........................................................    55,051    3,500,693
     Astec Industries, Inc..............................................    22,925      804,438
# *  Atlas Air Worldwide Holdings, Inc..................................    29,094      638,031
     AZZ, Inc...........................................................    19,600      760,284
     Barnes Group, Inc..................................................    52,200    3,051,090
# *  Beacon Roofing Supply, Inc.........................................    32,799    1,018,081
*    BMC Stock Holdings, Inc............................................     3,700       99,863
     Brady Corp., Class A...............................................    55,500    3,126,870

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED


                                                                          SHARES     VALUE+
                                                                         --------- -----------
INDUSTRIALS -- (Continued)
#    Briggs & Stratton Corp.............................................    48,233 $   355,477
*    Builders FirstSource, Inc..........................................    28,442     643,074
*    CAI International, Inc.............................................    17,082     406,039
     Carlisle Cos., Inc.................................................    46,423   7,068,830
*    Casella Waste Systems, Inc., Class A...............................     5,201     226,712
*    CBIZ, Inc..........................................................    39,049   1,068,771
*    CECO Environmental Corp............................................     3,773      25,883
*    Chart Industries, Inc..............................................    23,320   1,367,252
     Chicago Rivet & Machine Co.........................................       700      18,207
*    CIRCOR International, Inc..........................................     9,719     372,141
*    Clean Harbors, Inc.................................................    40,519   3,341,197
# *  Colfax Corp........................................................    16,746     562,666
     Columbus McKinnon Corp.............................................    17,542     658,176
     Comfort Systems USA, Inc...........................................    44,560   2,246,270
*    Commercial Vehicle Group, Inc......................................    31,533     229,876
     CompX International, Inc...........................................       500       7,330
*    Continental Building Products, Inc.................................     1,300      38,883
     Copa Holdings SA, Class A..........................................    33,488   3,407,069
*    Covenant Transportation Group, Inc., Class A.......................     7,080     108,820
     CRA International, Inc.............................................     7,613     374,940
     Crane Co...........................................................    13,650   1,044,498
     CSW Industrials, Inc...............................................       300      20,766
     CSX Corp........................................................... 1,055,544  74,173,077
#    Cubic Corp.........................................................    31,381   2,314,035
     Curtiss-Wright Corp................................................    46,353   6,269,243
     Delta Air Lines, Inc...............................................   433,135  23,857,076
     Deluxe Corp........................................................    27,627   1,431,907
     Douglas Dynamics, Inc..............................................    30,234   1,415,858
*    Ducommun, Inc......................................................    12,645     626,939
*    DXP Enterprises, Inc...............................................    15,502     535,129
# *  Dycom Industries, Inc..............................................     8,097     369,142
     Eastern Co. (The)..................................................    10,193     281,225
     Eaton Corp. P.L.C..................................................   265,270  23,107,670
*    Echo Global Logistics, Inc.........................................    31,380     624,776
     EMCOR Group, Inc...................................................    63,171   5,540,728
     Encore Wire Corp...................................................    24,066   1,352,509
     EnerSys............................................................    44,939   3,004,622
#    Ennis, Inc.........................................................    30,835     604,058
     EnPro Industries, Inc..............................................     8,338     579,908
     ESCO Technologies, Inc.............................................    29,848   2,521,858
     Espey Manufacturing & Electronics Corp.............................     1,671      37,982
     Federal Signal Corp................................................    71,923   2,333,182
     FedEx Corp.........................................................   127,314  19,435,755
     Flowserve Corp.....................................................    52,147   2,546,859
     Fluor Corp.........................................................    59,992     966,471
     Fortune Brands Home & Security, Inc................................   126,352   7,587,438
     Forward Air Corp...................................................     5,747     397,520
*    Franklin Covey Co..................................................     3,046     116,357
     Franklin Electric Co., Inc.........................................    20,558   1,107,048
*    FTI Consulting, Inc................................................    43,936   4,783,312
# *  Gardner Denver Holdings, Inc.......................................    65,747   2,092,727
#    GATX Corp..........................................................    65,445   5,206,150
*    Gencor Industries, Inc.............................................    13,149     164,363
*    Genesee & Wyoming, Inc., Class A...................................    33,263   3,693,191
*    Gibraltar Industries, Inc..........................................    34,903   1,857,887
*    Goldfield Corp. (The)..............................................     4,304       9,770
     Gorman-Rupp Co. (The)..............................................    22,062     814,970
*    GP Strategies Corp.................................................    18,583     206,271
#    Granite Construction, Inc..........................................    27,179     639,794

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED


                                                                          SHARES    VALUE+
                                                                         -------- -----------
INDUSTRIALS -- (Continued)
*    Great Lakes Dredge & Dock Corp.....................................   69,820 $   750,565
#    Greenbrier Cos., Inc. (The)........................................   22,451     657,590
     Griffon Corp.......................................................   40,152     855,639
#    Hawaiian Holdings, Inc.............................................   35,522   1,016,284
     Heartland Express, Inc.............................................   10,005     209,104
     Heidrick & Struggles International, Inc............................   18,634     530,324
*    Herc Holdings, Inc.................................................    1,679      74,313
*    Heritage-Crystal Clean, Inc........................................    7,665     203,429
     Herman Miller, Inc.................................................   22,986   1,068,849
*    Hertz Global Holdings, Inc.........................................   49,525     669,083
     Hillenbrand, Inc...................................................   14,055     432,753
*    Houston Wire & Cable Co............................................    9,200      39,100
*    Hub Group, Inc., Class A...........................................    1,944      89,035
     Hubbell, Inc.......................................................   17,724   2,511,491
     Hurco Cos., Inc....................................................    7,910     275,189
*    Huron Consulting Group, Inc........................................   25,901   1,713,092
     Hyster-Yale Materials Handling, Inc................................   12,246     621,117
*    IAA Inc............................................................   18,100     690,515
     ICF International, Inc.............................................   31,660   2,712,945
     Ingersoll-Rand P.L.C...............................................  213,109  27,041,401
*    InnerWorkings, Inc.................................................   31,800     154,230
     Insteel Industries, Inc............................................   17,578     335,212
     Interface, Inc.....................................................    9,774     162,542
     ITT, Inc...........................................................   92,819   5,518,090
*    JELD-WEN Holding, Inc..............................................    4,547      77,708
*    JetBlue Airways Corp...............................................  324,893   6,270,435
#    Kadant, Inc........................................................   10,800     980,640
     Kaman Corp.........................................................   27,087   1,589,194
#    KAR Auction Services, Inc..........................................   18,100     449,966
     Kennametal, Inc....................................................   49,746   1,539,639
     Kimball International, Inc., Class B...............................   38,632     786,548
*    Kirby Corp.........................................................   31,220   2,471,375
#    Knight-Swift Transportation Holdings, Inc..........................   84,110   3,066,651
     Knoll, Inc.........................................................    8,100     216,594
     Korn Ferry.........................................................   63,010   2,311,837
*    Kratos Defense & Security Solutions, Inc...........................    2,711      51,184
     L3Harris Technologies, Inc.........................................  130,611  26,946,355
*    Lawson Products, Inc...............................................    8,847     406,520
*    LB Foster Co., Class A.............................................    6,682     121,612
     LSC Communications, Inc............................................    5,700       5,558
     LSI Industries, Inc................................................   15,841      82,215
*    Lydall, Inc........................................................   15,605     305,390
#    Macquarie Infrastructure Corp......................................   15,762     679,973
     ManpowerGroup, Inc.................................................   57,319   5,211,443
     Marten Transport, Ltd..............................................   79,636   1,724,916
*    Masonite International Corp........................................   25,806   1,584,746
# *  MasTec, Inc........................................................   63,539   3,999,145
     Matson, Inc........................................................   62,316   2,379,225
     Matthews International Corp., Class A..............................   31,887   1,179,181
     McGrath RentCorp...................................................   18,152   1,385,179
*    Mercury Systems, Inc...............................................   23,055   1,698,231
*    Milacron Holdings Corp.............................................   37,800     632,016
     Miller Industries, Inc.............................................   20,099     722,559
*    Mistras Group, Inc.................................................   14,828     229,834
     Mobile Mini, Inc...................................................   54,461   2,048,823
     Moog, Inc., Class A................................................   35,839   3,000,083
*    MRC Global, Inc....................................................   97,164   1,103,783
     Mueller Industries, Inc............................................   45,117   1,388,250
     Mueller Water Products, Inc., Class A..............................   72,387     846,928

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED


                                                                          SHARES    VALUE+
                                                                         -------- -----------
INDUSTRIALS -- (Continued)
*    MYR Group, Inc.....................................................   19,582 $   673,817
#    National Presto Industries, Inc....................................    5,471     470,998
*    NL Industries, Inc.................................................      100         413
#    NN, Inc............................................................   18,396     132,819
     Norfolk Southern Corp..............................................  545,229  99,231,678
*    Northwest Pipe Co..................................................    5,286     161,223
*    NOW, Inc...........................................................    6,649      70,080
     nVent Electric P.L.C...............................................  136,734   3,153,086
     Oshkosh Corp.......................................................   76,335   6,517,482
     Owens Corning......................................................  149,300   9,149,104
     PACCAR, Inc........................................................   84,661   6,439,316
*    PAM Transportation Services, Inc...................................    6,449     369,528
     Park Aerospace Corp................................................    9,330     158,517
     Park-Ohio Holdings Corp............................................    2,542      78,192
*    Patrick Industries, Inc............................................    2,700     133,407
     Pentair P.L.C......................................................  112,916   4,682,627
*    Perma-Pipe International Holdings, Inc.............................    8,900      79,032
*    PGT Innovations, Inc...............................................   42,780     755,495
     Powell Industries, Inc.............................................    5,719     223,956
     Preformed Line Products Co.........................................      400      21,840
     Primoris Services Corp.............................................   34,000     694,960
#    Quad/Graphics, Inc.................................................    6,491      29,404
     Quanex Building Products Corp......................................   30,731     592,801
     Quanta Services, Inc...............................................  168,307   7,077,309
*    Radiant Logistics, Inc.............................................   42,044     226,617
     Raytheon Co........................................................    6,649   1,410,984
*    RBC Bearings, Inc..................................................    1,191     191,084
*    RCM Technologies, Inc..............................................   15,245      45,887
     Regal Beloit Corp..................................................   22,480   1,664,644
     Republic Services, Inc.............................................  429,755  37,607,860
*    Resideo Technologies, Inc..........................................   27,514     262,208
     Resources Connection, Inc..........................................   31,255     457,886
*    Rexnord Corp.......................................................   66,378   1,877,834
     Rush Enterprises, Inc., Class A....................................   33,503   1,463,746
     Rush Enterprises, Inc., Class B....................................   18,522     794,964
     Ryder System, Inc..................................................   89,844   4,369,114
*    Saia, Inc..........................................................   29,325   2,615,790
     Schneider National, Inc., Class B..................................    9,398     214,932
# *  Sensata Technologies Holding P.L.C.................................  104,496   5,349,150
*    SIFCO Industries, Inc..............................................    4,527      11,544
     Simpson Manufacturing Co., Inc.....................................   37,725   3,117,594
     SkyWest, Inc.......................................................   57,460   3,421,743
     Snap-on, Inc.......................................................   30,615   4,980,142
     Southwest Airlines Co..............................................  531,263  29,819,792
     Spartan Motors, Inc................................................   33,020     576,859
*    Spirit Airlines, Inc...............................................   63,489   2,384,647
*    SPX FLOW, Inc......................................................   20,967     949,386
     Standex International Corp.........................................   22,341   1,693,001
     Stanley Black & Decker, Inc........................................  129,900  19,657,767
     Steelcase, Inc., Class A...........................................  100,669   1,758,687
# *  Stericycle, Inc....................................................   34,100   1,964,160
*    Sterling Construction Co., Inc.....................................   29,900     485,725
*    Team, Inc..........................................................   12,074     219,264
     Terex Corp.........................................................   37,136   1,023,097
     Tetra Tech, Inc....................................................   57,122   4,996,461
# *  Textainer Group Holdings, Ltd......................................   10,800     111,780
     Textron, Inc.......................................................    1,844      84,990
*    Thermon Group Holdings, Inc........................................    5,700     135,831
     Timken Co. (The)...................................................   40,125   1,966,125

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                                       SHARES     VALUE+
                                                                       ------- ------------
INDUSTRIALS -- (Continued)
     Titan International, Inc.........................................  27,586 $     73,655
*    Titan Machinery, Inc.............................................  17,783      295,198
*    Transcat, Inc....................................................   7,700      241,318
*    TriMas Corp......................................................   7,200      232,704
#    Trinity Industries, Inc.......................................... 120,734    2,388,119
     Triton International, Ltd........................................  28,353    1,040,555
#    Triumph Group, Inc...............................................   3,794       78,801
*    Tutor Perini Corp................................................  19,285      298,339
*    Twin Disc, Inc...................................................   6,900       74,244
*    Ultralife Corp...................................................   3,309       28,590
     UniFirst Corp....................................................  18,705    3,756,712
     Union Pacific Corp............................................... 561,768   92,950,133
*    United Airlines Holdings, Inc.................................... 114,796   10,428,069
*    United Rentals, Inc..............................................     800      106,856
     United Technologies Corp......................................... 245,098   35,191,171
# *  Univar Solutions, Inc............................................  77,916    1,672,077
     Universal Forest Products, Inc...................................  95,400    4,804,344
# *  USA Truck, Inc...................................................   7,482       59,332
     Valmont Industries, Inc..........................................  10,420    1,429,520
*    Vectrus, Inc.....................................................  10,469      478,538
# *  Veritiv Corp.....................................................   9,937      135,541
     Viad Corp........................................................  23,193    1,415,237
     Virco Manufacturing Corp.........................................  12,601       49,396
     VSE Corp.........................................................   6,244      239,894
     Wabash National Corp.............................................  23,800      339,388
     Watts Water Technologies, Inc., Class A..........................  27,709    2,583,864
     Werner Enterprises, Inc..........................................  51,539    1,881,173
*    Wesco Aircraft Holdings, Inc.....................................  16,656      183,549
*    WESCO International, Inc.........................................  50,840    2,549,626
# *  Willdan Group, Inc...............................................   7,100      215,130
*    Willis Lease Finance Corp........................................   6,713      365,926
     Woodward, Inc....................................................  14,712    1,569,182
# *  XPO Logistics, Inc............................................... 103,005    7,869,582
                                                                               ------------
TOTAL INDUSTRIALS.....................................................          885,520,604
                                                                               ------------
INFORMATION TECHNOLOGY -- (11.9%)
*    ACI Worldwide, Inc...............................................  49,250    1,545,957
*    Advanced Energy Industries, Inc..................................  15,342      906,712
*    Agilysys, Inc....................................................  14,791      372,585
*    Alithya Group, Inc., Class A.....................................  11,334       30,828
     Alliance Data Systems Corp.......................................  15,826    1,582,600
*    Alpha & Omega Semiconductor, Ltd.................................  20,661      269,833
     Amdocs, Ltd......................................................  99,072    6,459,494
*    Amkor Technology, Inc............................................   1,400       17,402
     Analog Devices, Inc.............................................. 111,958   11,938,082
*    Anixter International, Inc.......................................  17,801    1,473,033
*    Arrow Electronics, Inc........................................... 175,521   13,915,305
     AstroNova, Inc...................................................   6,285       99,680
*    Avaya Holdings Corp..............................................   4,570       55,251
     Avnet, Inc....................................................... 139,400    5,514,664
     AVX Corp.........................................................  72,760    1,114,683
*    Aware, Inc.......................................................  14,326       38,107
*    Axcelis Technologies, Inc........................................  31,733      608,322
*    AXT, Inc.........................................................  24,921       77,754
     Bel Fuse, Inc., Class A..........................................   3,574       47,892
     Bel Fuse, Inc., Class B..........................................  11,381      167,414
     Belden, Inc......................................................  12,684      650,436
     Benchmark Electronics, Inc.......................................  62,063    2,103,936
     Brooks Automation, Inc...........................................  50,847    2,159,472

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                                        SHARES      VALUE+
                                                                       --------- ------------
INFORMATION TECHNOLOGY -- (Continued)
     Cabot Microelectronics Corp......................................    13,809 $  2,086,816
*    CACI International, Inc., Class A................................    27,304    6,109,270
*    CalAmp Corp......................................................    34,000      381,480
*    Calix, Inc.......................................................     8,963       68,567
# *  Carbonite, Inc...................................................    18,200      312,494
# *  Cardtronics P.L.C., Class A......................................    13,293      455,418
*    CCUR Holdings, Inc...............................................    11,740       41,677
*    Cerence Inc......................................................    24,487      379,548
*    Ciena Corp.......................................................   133,800    4,966,656
*    Cirrus Logic, Inc................................................    66,501    4,519,408
     Cisco Systems, Inc............................................... 4,221,011  200,540,233
     Cognizant Technology Solutions Corp., Class A....................     5,149      313,780
*    Coherent, Inc....................................................    16,244    2,419,056
     Cohu, Inc........................................................    35,808      595,129
# *  CommScope Holding Co., Inc.......................................   149,929    1,679,205
     Comtech Telecommunications Corp..................................    15,569      544,137
*    Conduent, Inc....................................................    14,381       88,875
*    CoreLogic, Inc...................................................    96,545    3,909,107
     Corning, Inc.....................................................   785,955   23,287,847
*    Cree, Inc........................................................    77,800    3,713,394
     CSP, Inc.........................................................     2,414       29,982
     CTS Corp.........................................................    66,936    1,785,852
*    CyberOptics Corp.................................................     3,281       60,305
     Cypress Semiconductor Corp.......................................   271,878    6,326,601
     Daktronics, Inc..................................................    44,000      301,840
*    Dell Technologies, Inc., Class C.................................    24,705    1,306,647
*    Digi International, Inc..........................................    25,438      366,816
*    Diodes, Inc......................................................    46,870    2,186,485
     Dolby Laboratories, Inc., Class A................................     5,854      376,588
*    DSP Group, Inc...................................................    46,713      696,491
     DXC Technology Co................................................   228,936    6,334,659
*    EchoStar Corp., Class A..........................................    29,950    1,168,050
*    EMCORE Corp......................................................       744        2,210
*    ePlus, Inc.......................................................    17,490    1,366,494
*    Fabrinet.........................................................    41,355    2,325,392
*    FARO Technologies, Inc...........................................    17,200      820,096
     Fidelity National Information Services, Inc......................   198,899   26,206,932
# *  First Solar, Inc.................................................    33,283    1,723,727
*    Fiserv, Inc......................................................       410       43,517
*    Flex, Ltd........................................................   467,295    5,490,716
     FLIR Systems, Inc................................................    78,882    4,067,156
*    FormFactor, Inc..................................................    83,395    1,820,513
*    Frequency Electronics, Inc.......................................     7,390       87,202
*    GSI Technology, Inc..............................................     2,491       19,480
*    Harmonic, Inc....................................................   102,517      797,582
     Hewlett Packard Enterprise Co....................................   894,616   14,680,649
*    Ichor Holdings, Ltd..............................................    14,000      407,540
# *  II-VI, Inc.......................................................    82,499    2,734,842
*    Insight Enterprises, Inc.........................................    42,100    2,584,098
     Intel Corp....................................................... 4,943,498  279,455,942
     InterDigital, Inc................................................    31,683    1,699,159
# *  IPG Photonics Corp...............................................    16,158    2,169,696
*    Itron, Inc.......................................................    25,301    1,929,454
     Jabil, Inc.......................................................   156,633    5,767,227
     Juniper Networks, Inc............................................   226,000    5,609,320
     KBR, Inc.........................................................    89,786    2,528,374
#    KEMET Corp.......................................................    58,223    1,265,768
*    Key Tronic Corp..................................................    17,623      105,209
*    Kimball Electronics, Inc.........................................    23,443      348,363

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                                      SHARES    VALUE+
                                                                      ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
*   Knowles Corp.....................................................  97,815 $ 2,110,848
    Kulicke & Soffa Industries, Inc..................................  74,988   1,780,590
*   KVH Industries, Inc..............................................  13,696     139,973
*   Lattice Semiconductor Corp.......................................  35,397     693,427
*   Limelight Networks, Inc..........................................  63,304     267,143
    Littelfuse, Inc..................................................   5,114     897,865
*   LiveRamp Holdings, Inc...........................................  48,169   1,882,926
    LogMeIn, Inc.....................................................  19,808   1,300,989
# * Lumentum Holdings, Inc...........................................  51,495   3,226,677
    ManTech International Corp., Class A.............................  30,048   2,379,201
    Marvell Technology Group, Ltd.................................... 166,418   4,058,935
    Methode Electronics, Inc.........................................  72,016   2,477,350
*   Micron Technology, Inc........................................... 878,203  41,758,553
*   MicroStrategy, Inc., Class A.....................................     200      30,650
    MKS Instruments, Inc.............................................  62,405   6,753,469
    MTS Systems Corp.................................................  20,700   1,169,136
*   NETGEAR, Inc.....................................................  34,428     935,409
*   Netscout Systems, Inc............................................   9,089     220,136
*   Nuance Communications, Inc....................................... 195,900   3,197,088
*   ON Semiconductor Corp............................................ 379,816   7,748,246
*   Onto Innovation Inc..............................................  46,998   1,513,326
*   Optical Cable Corp...............................................  10,474      30,898
*   OSI Systems, Inc.................................................  19,200   1,905,408
# * PAR Technology Corp..............................................  10,048     251,803
    PC Connection, Inc...............................................  35,467   1,732,208
*   Perceptron, Inc..................................................   1,300       5,895
*   Perficient, Inc..................................................  28,300   1,109,360
    Perspecta, Inc................................................... 114,468   3,037,981
*   Photronics, Inc..................................................  79,712     940,602
    Plantronics, Inc.................................................   2,093      82,506
*   Plexus Corp......................................................  35,152   2,599,139
*   Qorvo, Inc.......................................................  95,832   7,748,976
*   Rambus, Inc......................................................   9,315     128,966
    Richardson Electronics, Ltd......................................  15,464      89,227
*   Rogers Corp......................................................  10,243   1,387,722
*   Sanmina Corp.....................................................  39,846   1,224,468
*   ScanSource, Inc..................................................  21,541     695,774
    Science Applications International Corp..........................  47,819   3,950,806
*   Silicon Laboratories, Inc........................................   4,106     436,221
    SS&C Technologies Holdings, Inc..................................  51,586   2,682,988
*   Sykes Enterprises, Inc...........................................  21,292     657,816
# * Synaptics, Inc...................................................  38,700   1,629,657
    SYNNEX Corp......................................................  55,899   6,581,548
    TE Connectivity, Ltd............................................. 197,255  17,654,322
*   Tech Data Corp...................................................  81,325   9,880,987
    TESSCO Technologies, Inc.........................................   8,689     115,477
    TiVo Corp........................................................  19,000     154,660
# * TTM Technologies, Inc............................................  72,684     851,130
# * Ultra Clean Holdings, Inc........................................  24,282     518,906
*   Veeco Instruments, Inc...........................................  15,978     217,940
*   Verint Systems, Inc..............................................  44,826   2,034,652
*   ViaSat, Inc......................................................  22,243   1,531,208
*   Viavi Solutions, Inc.............................................  16,203     258,600
*   Virtusa Corp.....................................................  30,064   1,120,786
    Vishay Intertechnology, Inc...................................... 151,731   3,057,380
*   Vishay Precision Group, Inc......................................  16,480     561,144
    Western Digital Corp............................................. 215,907  11,151,597
*   Xerox Holdings Corp.............................................. 219,074   7,433,181

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED


                                                                          SHARES     VALUE+
                                                                         -------- ------------
INFORMATION TECHNOLOGY -- (Continued)
     Xperi Corp.........................................................   54,435 $  1,105,303
                                                                                  ------------
TOTAL INFORMATION TECHNOLOGY............................................           875,657,692
                                                                                  ------------
MATERIALS -- (2.5%)
*    AdvanSix, Inc......................................................   19,500      443,820
#    Albemarle Corp.....................................................   92,334    5,608,367
# *  Alcoa Corp.........................................................  210,309    4,372,324
# *  Allegheny Technologies, Inc........................................   66,897    1,405,506
*    Amcor P.L.C........................................................  213,649    2,033,938
     Ashland Global Holdings, Inc.......................................  112,560    8,708,767
*    Berry Global Group, Inc............................................    8,100      336,231
     Boise Cascade Co...................................................   43,464    1,554,707
     Cabot Corp.........................................................   52,535    2,290,001
     Carpenter Technology Corp..........................................   52,999    2,598,011
*    Century Aluminum Co................................................   15,822       92,242
*    Clearwater Paper Corp..............................................      895       16,593
     Commercial Metals Co...............................................   87,797    1,697,116
#    Compass Minerals International, Inc................................    3,757      212,195
*    Core Molding Technologies, Inc.....................................   11,847       67,646
*    Corteva, Inc.......................................................    3,686       97,237
     Domtar Corp........................................................   46,407    1,688,751
*    Dow, Inc...........................................................  163,118    8,235,828
     DuPont de Nemours, Inc.............................................  100,265    6,608,466
     Eagle Materials, Inc...............................................   27,740    2,533,772
# *  Element Solutions, Inc.............................................   90,367      981,386
     Freeport-McMoRan, Inc..............................................  302,737    2,972,877
     Friedman Industries, Inc...........................................    3,048       21,122
     FutureFuel Corp....................................................    6,104       75,262
#    Gold Resource Corp.................................................   53,300      233,454
     Graphic Packaging Holding Co.......................................  204,980    3,209,987
     Greif, Inc., Class A...............................................   21,053      824,646
     Greif, Inc., Class B...............................................      400       18,812
     Hawkins, Inc.......................................................   10,809      462,085
     Haynes International, Inc..........................................   10,047      346,220
#    HB Fuller Co.......................................................   57,208    2,791,750
     Hecla Mining Co....................................................   73,348      168,700
     Huntsman Corp......................................................  219,652    4,860,899
     Innophos Holdings, Inc.............................................   22,786      743,279
     Innospec, Inc......................................................   19,133    1,747,991
     Kaiser Aluminum Corp...............................................   27,181    2,910,542
*    Kraton Corp........................................................   18,082      405,398
     Kronos Worldwide, Inc..............................................    2,217       28,112
     Linde P.L.C........................................................   38,940    7,723,749
     Louisiana-Pacific Corp.............................................  173,457    5,070,148
*    LSB Industries, Inc................................................    1,758        7,436
     LyondellBasell Industries NV, Class A..............................   66,107    5,929,798
     Martin Marietta Materials, Inc.....................................   23,633    6,189,719
     Materion Corp......................................................   19,190    1,090,760
     Mercer International, Inc..........................................   21,725      265,045
     Minerals Technologies, Inc.........................................   34,280    1,695,146
     Neenah, Inc........................................................    7,684      495,618
     Newmont Goldcorp Corp..............................................   48,146    1,912,841
#    Northern Technologies International Corp...........................    6,070       75,754
     Nucor Corp.........................................................  105,332    5,672,128
     Olin Corp..........................................................  186,712    3,424,298
     Olympic Steel, Inc.................................................    9,986      149,590
     Owens-Illinois, Inc................................................   52,313      444,661
     Packaging Corp. of America.........................................   27,871    3,050,760
     PH Glatfelter Co...................................................   43,300      779,400

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED


                                                                          SHARES     VALUE+
                                                                         -------- ------------
MATERIALS -- (Continued)
     PolyOne Corp.......................................................    1,985 $     63,619
*    PQ Group Holdings, Inc.............................................    2,829       46,594
     Rayonier Advanced Materials, Inc...................................    4,094       17,072
     Reliance Steel & Aluminum Co.......................................   93,801   10,884,668
     Resolute Forest Products, Inc......................................   46,500      168,330
#    Royal Gold, Inc....................................................   44,609    5,149,663
*    Ryerson Holding Corp...............................................   10,600       92,114
     Schnitzer Steel Industries, Inc., Class A..........................      400        8,536
     Schweitzer-Mauduit International, Inc..............................   31,500    1,275,435
     Sensient Technologies Corp.........................................   38,101    2,383,599
     Silgan Holdings, Inc...............................................    5,100      156,927
     Sonoco Products Co.................................................   80,873    4,666,372
     Steel Dynamics, Inc................................................  215,469    6,541,639
     Stepan Co..........................................................   22,152    2,164,693
# *  Summit Materials, Inc., Class A....................................   26,298      603,013
*    SunCoke Energy, Inc................................................   45,766      242,102
     Synalloy Corp......................................................      949       14,861
# *  TimkenSteel Corp...................................................   36,857      207,136
*    Trecora Resources..................................................   10,776       94,506
     Tredegar Corp......................................................   26,545      527,715
#    Trinseo SA.........................................................   33,919    1,441,558
*    Tronox Holdings P.L.C., Class A....................................   57,713      489,983
*    UFP Technologies, Inc..............................................      339       14,106
     United States Lime & Minerals, Inc.................................    2,500      221,250
#    United States Steel Corp...........................................  168,857    1,943,544
# *  Universal Stainless & Alloy Products, Inc..........................    6,269       84,130
# *  US Concrete, Inc...................................................   10,500      548,730
     Valvoline, Inc.....................................................  204,538    4,364,841
*    Verso Corp., Class A...............................................    2,361       34,565
     Vulcan Materials Co................................................   58,246    8,321,606
#    Westlake Chemical Corp.............................................  158,152    9,993,625
     WestRock Co........................................................  162,029    6,055,024
     Worthington Industries, Inc........................................   47,320    1,741,849
                                                                                  ------------
TOTAL MATERIALS.........................................................           187,944,296
                                                                                  ------------
REAL ESTATE -- (0.2%)
*    Alexander & Baldwin, Inc...........................................   55,273    1,299,468
     Griffin Industrial Realty, Inc.....................................    1,500       59,070
*    Howard Hughes Corp. (The)..........................................   29,339    3,280,687
     Jones Lang LaSalle, Inc............................................   40,139    5,881,166
     Kennedy-Wilson Holdings, Inc.......................................   96,704    2,225,159
     Newmark Group, Inc., Class A.......................................   28,647      304,231
*    Rafael Holdings, Inc., Class B.....................................      550        9,554
     RE/MAX Holdings, Inc., Class A.....................................    3,800      127,110
# *  St Joe Co. (The)...................................................   40,700      754,985
*    Stratus Properties, Inc............................................    3,069       84,643
                                                                                  ------------
TOTAL REAL ESTATE.......................................................            14,026,073
                                                                                  ------------
UTILITIES -- (0.1%)
     MDU Resources Group, Inc...........................................  134,867    3,896,308
     New Jersey Resources Corp..........................................   53,254    2,321,874
     NRG Energy, Inc....................................................   55,469    2,225,416

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED


                                                                          SHARES       VALUE+
                                                                         --------- --------------
UTILITIES -- (Continued)
                                Ormat Technologies, Inc.................    21,734 $    1,663,955
                                                                                   --------------
TOTAL UTILITIES.........................................................               10,107,553
                                                                                   --------------
TOTAL COMMON STOCKS.....................................................            7,272,088,985
                                                                                   --------------
RIGHTS/WARRANTS -- (0.0%)

ENERGY -- (0.0%)
# * (double right angle quote)  Parker Drilling Co......................       710              0
                                                                                   --------------
TOTAL INVESTMENT SECURITIES
  (Cost $3,953,673,965).................................................            7,272,088,985
                                                                                   --------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
                                State Street Institutional U.S.
                                  Government Money Market Fund 1.752%... 2,947,951      2,947,951
                                                                                   --------------
SECURITIES LENDING COLLATERAL -- (1.4%)
@ (S)                           The DFA Short Term Investment Fund...... 8,794,388    101,759,864
                                                                                   --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,058,366,096).................................................           $7,376,796,800
                                                                                   ==============

P.L.C.  Public Limited Company
SA      Special Assessment

+       See Note B to Financial Statements.
#       Total or Partial Securities on Loan.
*       Non-Income Producing Securities.
(double right angle quote) Securities that have generally been fair value factored. See Note B to Financial Statements.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                            LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                         -------------- ------------ ------- --------------
Common Stocks
   Communication Services............... $  954,675,739           --   --    $  954,675,739
   Consumer Discretionary...............    470,921,272 $      2,381   --       470,923,653
   Consumer Staples.....................    440,617,282           --   --       440,617,282
   Energy...............................    700,125,229           --   --       700,125,229
   Financials...........................  1,753,040,635       28,911   --     1,753,069,546
   Health Care..........................    979,421,318           --   --       979,421,318
   Industrials..........................    885,520,604           --   --       885,520,604
   Information Technology...............    875,657,692           --   --       875,657,692
   Materials............................    187,944,296           --   --       187,944,296
   Real Estate..........................     14,026,073           --   --        14,026,073
   Utilities............................     10,107,553           --   --        10,107,553
Temporary Cash Investments..............      2,947,951           --   --         2,947,951
Securities Lending Collateral...........             --  101,759,864   --       101,759,864
                                         -------------- ------------   --    --------------
TOTAL................................... $7,275,005,644 $101,791,156   --    $7,376,796,800
                                         ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of U.S. Large Company Portfolio

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of U.S. Large Company Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., referred to hereafter as the "Portfolio") as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2019 (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of October 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2019 and the financial highlights for each of the five years in the period ended
October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on the Portfolio's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian, broker and the transfer agent of the investee fund. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2019

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The U.S. Large Cap Value Series, The DFA International Value Series, The Emerging Markets Series and The Tax-Managed U.S. Marketwide Value Series

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series, The Emerging Markets Small Cap Series and The Tax-Managed U.S. Marketwide Value Series (four of the series constituting The DFA Investment Trust Company, hereafter collectively referred to as the "Series") as of October 31, 2019, the related statements of operations for the year ended October 31, 2019, the statements of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2019 (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of October 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of October 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended
October 31, 2019, and each of the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINIONS

These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on the Series' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodians, brokers and the transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2019

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13. EXHIBITS.

    (a)(1) Code of Ethics is filed herewith.

    (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

    (a)(3) This item is not applicable.

    (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:  /s/ David P. Butler
     ---------------------------------------
     David P. Butler
     Co-Chief Executive Officer

Date: January 6, 2020

By:  /s/ Gerard K. O'Reilly
     ---------------------------------------
     Gerard K. O'Reilly
     Co-Chief Executive Officer and
     Chief Investment Officer

Date: January 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David P. Butler
     ---------------------------------------
     David P. Butler
     Co-Principal Executive Officer
     Dimensional Investment Group Inc.

Date: January 6, 2020

By:  /s/ Gerard K. O'Reilly
     ---------------------------------------
     Gerard K. O'Reilly
     Co-Principal Executive Officer
     Dimensional Investment Group Inc.

Date: January 6, 2020

By:  /s/ Gregory K. Hinkle
     ---------------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     Dimensional Investment Group Inc.

Date: January 6, 2020